File No. 033-31375
     As filed with the Securities and Exchange Commission on April 20, 2009



                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4



                        REGISTRATION STATEMENT UNDER THE
                           [X] SECURITIES ACT OF 1933

                      [ ] Pre-Effective Amendment No. ____




                      [X] Post-Effective Amendment No. 36

                                     and/or

                        REGISTRATION STATEMENT UNDER THE
                       [X] INVESTMENT COMPANY ACT OF 1940

                              [X] Amendment No. 37

                        (Check appropriate box or boxes)

                            AUL AMERICAN UNIT TRUST
               (Exact Name of Registrant as Specified in Charter)

                One American Square, Indianapolis, Indiana 46282
               (Address of Principal Executive Offices) (Zip Code)


       Registrant's Telephone Number, including Area Code: (317) 285-1877

     Thomas M. Zurek, Esq., One American Square, Indianapolis, Indiana 46282
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective (Check appropriate Space)

          immediately upon filing pursuant to paragraph (b) of Rule 485
_____


 X        on  May 1, 2009    pursuant to paragraph (b) of Rule 485
_____         -----------------



          60 days after filing pursuant to paragraph (a)(1) of Rule 485
____

          on  (date) pursuant to paragraph (a)(1) of Rule 485
_____

_____     75 days after filing pursuant to paragraph (a)(2)

_____     on (date) pursuant to paragraph (a)(2) of Rule 485

_____ this post-effective amendment designates a new effective date for a previously filed amendment.

                                       2

                              CROSS REFERENCE SHEET
                              Pursuant to Rule 495

Showing Location in Part A (Prospectus) and Part B (Statement of Additional
Information) of Registration Statement of Information Required by Form N-4

PART A - PROSPECTUS

Item of Form N-4                          Prospectus Caption
----------------                          ------------------

 1. Cover Page ...........................Cover Page
 2. Definitions ..........................Definitions
 3. Synopsis .............................Summary; Expense Table
 4. Condensed Financial Information ......Condensed Financial Information
 5. General Description ..................Information About AUL, The Variable
                                             Account, and the Funds; Voting of
                                             Shares of the Funds
 6. Deductions and Expenses ..............Charges and Deductions
 7. General Description of Variable
     Annuity Contracts ...................The Contracts; Contributions and
                                             Contract Values During the
                                             Accumulation Period; Cash
                                             Withdrawals and the Death Benefit;
                                             Summary
 8. Annuity Period .......................Annuity Period
 9. Death Benefit ........................Cash Withdrawals and The Death Benefit
10. Purchase and Policy Values ...........Contributions and Contract Values
                                             During the Accumulation Period
11. Redemptions ..........................Cash Withdrawals and The Death Benefit
12. Taxes ................................Federal Tax Matters
13. Legal Proceedings ....................Other Information
14. Table of Contents for the Statement
     of Additional Information ...........Statement of Additional Information

PART B - STATEMENT OF ADDITIONAL INFORMATION

Statement of Additional                   Statement of Additional
Information Item of Form N-4              Information Caption
----------------------------              -------------------


15. Cover Page ...........................Cover Page
16. Table of Contents ....................Table of Contents
17. General Information and History ......General Information and History
18. Services .............................Custody of Assets; Independent
                                             Auditors
19. Purchase of Securities
        Being Offered.....................Distribution of Contracts;
                                            (Prospectus) Charges and
                                             Deductions
20. Underwriters .........................Distribution of Contracts
21. Calculation of Performance Data ......Performance Information
22. Annuity Payments .....................(Prospectus) Annuity Period
23. Financial Statements .................Financial Statements


PART C - OTHER INFORMATION

Item of Form N-4                          Part C Caption
----------------                          --------------
24. Financial Statements and Exhibits ....(Statement of Additional Information)
                                             Financial Statements and Exhibits
25. Directors and Officers of the
     Depositor ...........................Directors and Officers of AUL
26. Persons Controlled By or Under
     Common Control with Depositor
     or Registrant .......................Persons Controlled By or Under Common
                                             Control With Registrant
27. Number of Policyowners ...............Number of Contractholders
28. Indemnification ......................Indemnification
29. Principal Underwriters ...............Principal Underwriters
30. Location of Accounts and Records .....Location of Accounts and Records
31. Management Services ..................Management Services
32. Undertakings .........................Undertakings
Signatures................................Signatures

                                   Prospectus
                             AUL American Unit Trust
                        GROUP VARIABLE ANNUITY CONTRACTS
                                   Offered By
                    American United Life Insurance Company(R)
                               One American Square
                           Indianapolis, Indiana 46282
                                 (800) 249-6269
                     Annuity Service Office Mailing Address:
                 P.O. Box 6148, Indianapolis, Indiana 46206-6148


This Prospectus describes group variable annuity contracts ("Contracts") offered by American United Life Insurance Company(R) ("AUL" or the "Company"). Any qualified employer, trust, custodian, association, or other entity may enter into the Contracts. This Prospectus describes Contracts that allow ongoing contributions that can vary in amount and frequency ("Recurring Contribution Contracts") and Contracts that allow only a single contribution to be made ("Single Contribution Contracts"). All of the Contracts provide for the accumulation of values on a variable basis, a fixed basis, or both. The Contracts also provide several options for fixed annuity payments to begin on a future date.

A Participant may allocate contributions to the AUL American Unit Trust, a separate account of AUL (the "Variable Account"). The Variable Account is divided into Investment Accounts. These Investment Accounts invest in the corresponding Portfolios offered by the funds. A Contract Participant does not own shares of the fund; instead, units in the Variable Account are credited to his or her Account. For example, if a Participant decides to allocate his or her contributions to the OneAmerica Value Investment Account, those contributions would buy units of the Variable Account which, in turn, would buy shares of the OneAmerica Value Portfolio. A Participant's Account Value may fluctuate depending on the investment performance of the underlying fund portfolio. These amounts are not guaranteed. Alternatively, instead of allocating contributions to the Variable Account, a Participant may allocate contributions to AUL's Fixed Interest Account ("FIA") or Stable Value Account ("SVA"). Contributions to the FIA will earn interest at rates that are paid by AUL as described in "The Fixed Interest Account." Contributions to the SVA will earn interest at rates taht are paid by AUL as described in "The Stable Value Account." A Participant may allocate contributions to one or more of the Investment Accounts, but not all of the Investment Accounts may be available under a specific Contract.

This Prospectus provides information about the Contracts and the Variable Account that a prospective investor should know before investing. Additional information is contained in a Statement of Additional Information ("SAI") dated May 1, 2009, which has been filed with the Securities and Exchange Commission (the "SEC"). The SAI is incorporated by reference into this Prospectus. A prospective investor may obtain a copy of the SAI without charge by calling or writing AUL at the telephone number or address indicated above. The table of contents of the SAI is located at the end of this Prospectus.


Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the adequacy or accuracy of the Prospectus. Any representation to the contrary is a criminal offense. This Prospectus should be accompanied by a current Prospectus for each fund being considered. Each of these prospectuses should be read carefully and retained for future reference.


                   The date of this Prospectus is May 1, 2009

                                TABLE OF CONTENTS

Description                                                      Page
DEFINITIONS                                                       4
SUMMARY                                                           6
Purpose of the Contracts                                          6
Types of Contracts                                                6
The Variable Account and the Funds                                6
Fixed Interest Account                                           18
Contributions                                                    18
Transfers                                                        18
Withdrawals                                                      18
The Death Benefit                                                18
Annuity Options                                                  18
Charges                                                          18
Withdrawal Charge                                                18
Premium Tax Charge                                               18
Asset Charge                                                     18
Administrative Charge                                            19
Additional Charges and Fees                                      19
Expenses of the Funds                                            19
Ten-Day Free Look                                                19
Termination by the Owner                                         19
Contacting AUL                                                   19
EXPENSE TABLE                                                    20
CONDENSED FINANCIAL INFORMATION                                  56
INFORMATION ABOUT AUL, THE VARIABLE
ACCOUNT, AND THE FUNDS                                           56
Revenue AUL Receives                                             56
American United Life Insurance Company(R)                        56
Variable Account                                                 56
The Funds                                                        56
Revenue AUL Receives                                             56
Funds and Objectives                                             58
THE CONTRACTS                                                    64
General                                                          64
CONTRIBUTIONS AND CONTRACT VALUES
DURING THE ACCUMULATION PERIOD                                   64
Contributions under the Contracts                                64
Ten-Day Free Look                                                64
Initial and Single Contributions                                 64
Allocation of Contributions                                      64
Subsequent Contributions Under Recurring                         65
Contribution Contracts                                           65
Transfers of Account Value                                       65
Abusive Trading Practices                                        65
Late Trading                                                     65
Market Timing                                                    65
Participant's Variable Account Value                             66
Accumulation Units                                               66
Accumulation Unit Value                                          66
Net Investment Factor                                            66
Dollar Cost Averaging Program                                    66
CASH WITHDRAWALS AND THE DEATH
BENEFIT                                                          67
Cash Withdrawals                                                 67
Systematic Withdrawal Service for 403(b), 408, 408A,
457 Programs  and 409A Programs                                  67
Constraints on Withdrawals                                       67
General                                                          67
403(b) Programs                                                  68
Texas Optional Retirement Program                                68
The Death Benefit                                                68
Termination by the Owner                                         69
Termination by AUL                                               70
Payments from the Variable Account                               70
CHARGES AND DEDUCTIONS                                           70
Premium Tax Charge                                               70
Withdrawal Charge                                                70
Asset Charge                                                     71
Variable Investment Plus                                         71
Administrative Charge                                            71
Additional Charges and Fees                                      71
Other Charges                                                    72
Variations in Charges                                            72
Guarantee of Certain Charges                                     72
Expenses of the Funds                                            72
ANNUITY PERIOD                                                   72
General                                                          72
Annuity Options                                                  73
Option 1 - Life Annuity                                          73
Option 2 - Certain and Life Annuity                              73
Option 3 - Survivorship Annuity                                  73
Option 4 - Installment Refund Life Annuity                       73
Option 5 - Fixed Periods                                         73
Selection of an Option                                           73
THE FIXED INTEREST ACCOUNT                                       74
Interest                                                         74
Withdrawals and Transfers                                        74
Transfer of Interest Option                                      75
Contract Charges                                                 75
Payments from the Fixed Interest Account                         75
Loans from the Fixed Interest Account                            75
THE STABLE VALUE ACCOUNT                                         76
In General                                                       76
Guaranted SVA Account Value                                      76
Transfers to and from the SVA                                    76
Benefits Paid from the SVA                                       76
Annuities Paid from the SVA                                      76
Contact Termination                                              76
MORE ABOUT THE CONTRACTS                                         77
Designation and Change of Beneficiary                            77
Assignability                                                    77
Proof of Age and Survival                                        77
Misstatements                                                    77
Termination of Recordkeeping Services                            77
FEDERAL TAX MATTERS                                              77
Introduction                                                     77
Tax Status of the Company and
the Variable Account                                             78

Description                                                    Page
Tax Treatment of Retirement Programs                             78
401 Employee Benefit Plans                                       78
403(b) Plans                                                     79
408 and 408A Programs                                            79
409 A and 457 Programs                                           79
HSA, HRA and OPEB Employee Benefit Plans                         79
Tax Penalty                                                      80
Withholding                                                      80
OTHER INFORMATION                                                80
Voting of Shares of the Funds                                    80
Substitution of Investments                                      81
Redemption Fees                                                  81
Changes to Comply with Law and Amendments                        81
Reservation of Rights                                            82
Periodic Reports                                                 82
Legal Proceedings                                                82
Legal Matters                                                    82
STATEMENT OF ADDITIONAL INFORMATION                              82

                                  DEFINITIONS

Various terms commonly used in this Prospectus are defined as follows:

Account Date - The date on which a Participant's initial contribution is credited to a Participant's Account and on which AUL begins to determine account values. It is the date used to determine account years and account anniversaries.

Accumulation Period - The period commencing on a Participant's Account Date and terminating when the Participant's Account is closed, either through withdrawal, annuitization, payment of charges, payment of the death benefit, or a combination thereof.

Accumulation Unit - A unit of measure used to record amounts of increases to, decreases from, and accumulations in the Investment Accounts of the Variable Account during the Accumulation Period.

Annuitant - The person or persons upon whose life or lives annuity payments depend.

Annuity - A series of payments made by AUL to an Annuitant or Beneficiary during the period specified in the Annuity Option.

Annuity Commencement Date - The first (1st) day of any month in which an Annuity begins under a Contract, which shall not be later than the required beginning date under applicable federal requirements.

Annuity Options - Options under a Contract that prescribe the provisions under which a series of annuity payments are made.

Annuity Period - The period during which Annuity payments are made.

AUL - American United Life Insurance Company(R)

Beneficiary - The person having the right to the death benefit, if any, payable during the Accumulation Period, and the person having the right to benefits, if any, payable upon the death of an Annuitant during the Annuity Period.

Benefit Responsive - Certain types of Contracts in which withdrawal charges are not applied for payment of benefits associated with retirement, death, disability, certain terminations of employment, unforeseeable emergency, hardship, loans, required minimum distribution under the Internal Revenue Code, or long-term care facility and terminal illness benefit riders.

Business Day - A day on which both AUL's Corporate Office and the New York Stock Exchange are customarily open for business. Traditionally, in addition to federal holidays, AUL is not open for business on the day after Thanksgiving; but AUL may not be open for business on other days.

Contract Date - The date shown as the Contract Date in a Contract. It will not be later than the date any contribution is accepted under a Contract, and it is the date used to determine Contract Years and Contract Anniversaries.

Contract Year - A period beginning with one Contract anniversary, or, in the case of the first (1st) Contract Year, beginning on the Contract Date, and ending the day before the next Contract Anniversary. The first Contract Year may, at the request of the Owner, be less than twelve (12) months so that the Contract Year will coincide with the Owner's accounting year. Thereafter, each Contract Year will consist of a twelve (12) month period.

Contributions - Any amount deposited under a Contract by a Participant or by an Owner or other duly authorized entity on behalf of a Participant under a 403(b) Program, a 408 or 408A Program, an Employee Benefit Plan, or a 457 or 409A
Program. Depending on the type of Contract, contributions may be made on a recurring basis or on a single premium basis.

Corporate Office - The Annuity Service Office at AUL's principal business office, One American Square, Indianapolis, Indiana 46282

Employee Benefit Plan - A pension or profit sharing plan established by an Employer for the benefit of its employees and which is qualified under Section 401 of the Internal Revenue Code. This term also includes Health Savings Accounts, Health Reimbursement Arrangements, and other post-employment benefit plans discussed on page six (6).


Employer - An employer, such as a tax-exempt or public school organization with respect to which a Contract has been entered into for the benefit of its employees. In some cases, a trustee or custodian may act as the Owner for Participants. In this case, certain rights usually reserved to the Employer will be exercised either directly by the employees or through such trustee or custodian, who will act as the agent of such employees.


Employer Sponsored 403(b) Program - A 403(b) Program funded with a Contract that allows the Owner to terminate the Contract and transfer the Contract assets to another funding medium.

Fixed Interest Account ("FIA") - An account that is part of AUL's General Account in which all or a portion of a Participant's Account Value may be held for accumulation at fixed rates of interest paid by AUL. The FIA may not be available under all Contracts.

Funds - A diversified, open-end management investment company commonly referred to as a fund, or a portfolio thereof.

General Account - All assets of AUL other than those allocated to the Variable Account or to any other separate account of AUL.

Investment Account - One or more of the subdivisions of the Variable Account. Each Investment Account is invested in a corresponding Portfolio of a particular Fund. Not all of the Investment Accounts may be available under a particular Contract and some of the Investment Accounts are not available for certain types of Contracts.

IRS - Interval Revenue Service

Owner - The employer, association, trust, or other entity entitled to the Downership rights under the Contract and in whose name or names the Contract is issued. A trustee, custodian, administrator, or other person performing similarfunctions may be designated to exercise an owner's rights and responsibilities under certain Contracts. The term "Owner," as used in this Prospectus, shall include, where appropriate, such a trustee, custodian, administrator, or other person.

Participant - An eligible employee, member, or other person who is entitled to benefits under the Plan or retirement program as determined and reported to AUL by the Owner or other duly authorized entity.

Participant's Account - An account established for each Participant. In some contracts, Participants' Accounts are not maintained.

Participant's Account Value - The current value of a Participant's Account under a Contract, which is equal to the sum of a Participant's General Account Value and Variable Account Value. When the account is established, it is equal to the initial contribution, and thereafter will reflect the net result of contributions, investment performance, charges deducted, loans, and any withdrawals taken.

Participant's Fixed Interest Account Value - The total value of a Participant's interest in the FIA.

Participant's Stable Value Account Value - The total value of a Participant's interest in the Stable Value Account.

Participant's Variable Account Value - The total value of a Participant's interest in the Investment Accounts of the Variable Account.

Participant's Withdrawal Value - A Participant's Account Value minus the applicable withdrawal charge and minus the Participant's outstanding loan balances, if any, and any expense charges due thereon.

Plan - The retirement plan, or other type of Employee Benefit Plan in connection with which the Contract is issued and any subsequent amendment to such a plan.

Stable Value Account ("SVA") - An account that is part of AUL's General Account in which all or a portion of a Participant's Account Value may be held for accumulation at fixed rates of interest paid by AUL. The SVA may not be available under all Contracts.

Valuation Date - Each date on which the Variable Account is valued, which currently includes each Business Day.

Valuation Period - A period used in measuring the investment experience of each Investment Account of the Variable Account. The Valuation Period begins following the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.

Variable Account - The AUL American Unit Trust, which is a separate account of AUL, whose assets and liabilities are maintained separately from those of AUL's General Account.

Vested - A legally  fixed  immediate  right of  ownership.

403(b) Program - An arrangement by a public school organization or a religious, charitable, educational, or scientific organization that is described in Section 501(c)(3) of the Internal Revenue Code under which employees are permitted to take advantage of the federal income tax deferral benefits provided for in
Section 403(b) of the Internal Revenue Code.

408 or 408A Program - A program of individual retirement accounts or annuities, including a traditional IRA, a simplified employee pension, SIMPLE IRA, or Roth IRA established by an employer, that meets the requirements of Section 408 or 408A of the Internal Revenue Code.

457 or 409A Program - A 457 Program is a plan established by a unit of a state of local government or a tax-exempt organization (other than a church) under
Section  457  of  the  Internal  Revenue  Code.  A 409A  Program  is a  deferred compensation plan that does not qualify as an eligible 457(b) deferred compensation plan.
                                       5

                                     SUMMARY


This summary is intended to provide a brief overview of the more significant aspects of the Contracts. Later sections of this Prospectus, the Statement of Additional Information, and the Contracts themselves provide further detail. Unless the context indicates otherwise, the discussion in this summary and the remainder of the Prospectus relates to the portion of the Contracts involving the Variable Account. The pertinent Contract and "The Fixed Interest Account" and "Stable Value Account" sections of this Prospectus briefly describe the FIA and the SVA.

Purpose of the Contracts

The group variable annuity contracts ("Contracts") described in this Prospectus were generally designed by AUL for use with group retirement programs that qualify for favorable tax-deferred treatment as retirement programs under Sections 401, 403(b), 408, 408A, 457 or 409A of the Internal Revenue Code. While variable annuities may provide a Contract Owner or a Participant with additional investment and insurance or annuity-related benefits when used in connection with such a tax-qualified program, any tax deferral is provided by the program or plan and not the annuity contract. A variable annuity contract presents a dynamic concept in retirement planning designed to give employers and employees and other Participants in programs flexibility to attain their investment goals. A Contract provides for the accumulation of values on a variable basis, a fixed basis, or both, and provides several options for fixed annuity payments. During the Accumulation Period, the Owner or a Participant (depending on the Contract) can allocate contributions to the various Investment Accounts of the Variable Account or to the FIA or SVA. See the Section "The Contracts" later in this Prospectus.

Additionally, a Contract may be used to accept contributions as a funding vehicle for a Plan Sponsor-provided: (1) Health Savings Account (HSA) established pursuant to Internal Revenue Code Section 223 that is used exclusively to reimburse incurred qualified medical expenses for "medical care" as defined in Code Section 213(d); (2) Health Reimbursement Arrangement (HRA) accident and health plan that is used exclusively to reimburse expenses incurred for such medical care; or (3) plan that is used to provide post-employment benefits (which may include unused sick and vacation leave time benefits and certain health care benefits) for former employees.

Types of Contracts

AUL offers several types of Contracts that are described in this Prospectus. Recurring Contribution Contracts are available for use in connection with retirement programs that meet the requirements of Sections 401, 403(b), 408, 408A, 457 or 409A of the Internal Revenue Code and also for use with HRA, HSA and other post-employment benefit ("OPEB") plans. AUL also offers single contribution Contracts which are only available for use in connection with retirement programs that meet the requirements of Sections 403(b), 408 and 408A of the Internal Revenue Code.



The Variable Account and the Funds

AUL will allocate contributions designated to accumulate on a variable basis to the Variable Account. See the Section "Variable Account" later in this Prospectus. The Variable Account is currently divided into subaccounts referred to as Investment Accounts. Each Investment Account invests exclusively in shares of one of the portfolios of the following funds:


Investment Accounts and                     Class
 Corresponding Fund                         Designation
 Portfolios                                 if any(1)                 Fund                            Investment Advisor
---------------------------------------------------------------------------------------------------------------------------------
AIM Basic Value                              A                   AIM Growth Series                Invesco Aim Advisors, Inc.
AIM Basic Value                              Retirement          AIM Growth Series                Invesco Aim Advisors, Inc.
AIM Capital Development Fund                 Institutional       AIM Capital Development Fund     Invesco Aim Advisors, Inc.
AIM Capital Development  Fund                Retirement          AIM Capital Development Fund     Invesco Aim Advisors, Inc.
AIM Dynamics                                 A                   AIM Stock Funds, Inc.            Invesco Aim Advisors, Inc.
AIM Dynamics                                 Investor            AIM Stock Funds, Inc.            Invesco Aim Advisors, Inc.
AIM Energy Fund                              A                   AIM Sector Funds, Inc.           Invesco Aim Advisors, Inc.
AIM Energy Fund                              Investor            AIM Sector Funds, Inc.           Invesco Aim Advisors, Inc.
AIM Financial Services Fund                  A                   AIM Sector Funds, Inc.           Invesco Aim Advisors, Inc.
AIM Financial Services Fund                  Investor            AIM Sector Funds, Inc.           Invesco Aim Advisors, Inc.
AIM Global Equity                            A                   AIM Growth Series                Invesco Aim Advisors, Inc.
AIM Global Equity                            Institutional       AIM Growth Series                Invesco Aim Advisors, Inc.
AIM Global Health Care Fund                  A                   AIM Sector Funds, Inc.           Invesco Aim Advisors, Inc.
AIM Global Health Care Fund                  Investor            AIM Sector Funds, Inc.           Invesco Aim Advisors, Inc.
AIM International Growth                     Institutional       AIM International Growth Fund    Invesco Aim Advisors, Inc.
AIM International Growth                     Retirement          AIM International Growth Fund    Invesco Aim Advisors, Inc.
AIM Leisure                                  A                   AIM Sector Funds, Inc.           Invesco Aim Advisors, Inc.
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
(1) Please refer to the Fund prospectus for a description of the class designation.
---------------------------------------------------------------------------------------------------------------------------------

                                       6

Investment Accounts and                     Class
 Corresponding Fund                         Designation
 Portfolios                                 if any(1)                 Fund                            Investment Advisor
---------------------------------------------------------------------------------------------------------------------------------
AIM Mid Cap Core Equity                      A                   AIM Growth Series                Invesco Aim Advisors, Inc.
AIM Mid Cap Core Equity                      Retirement          AIM Growth Series                Invesco Aim Advisors, Inc.
AIM Small Cap Growth                         A                   AIM Growth Series                Invesco Aim Advisors, Inc.
AIM Small Cap Growth                         Retirement          AIM Growth Series                Invesco Aim Advisors, Inc.
AIM Technology Fund                          A                   AIM Sector Funds, Inc.           Invesco Aim Advisors, Inc.
AIM Technology Fund                          Investor            AIM Sector Funds, Inc.           Invesco Aim Advisors, Inc.
Alger American Balanced                      O                   Alger American Fund              Fred Alger Management, Inc.
Alger American Capital Appreciation          0                   Alger American Fund              Fred Alger Management, Inc.
Alger American LargeCap Growth               O                   Alger American Fund              Fred Alger Management, Inc.
Alger Capital Appreciation Institutional     Institutional       The Alger Institutional Funds    Fred Alger Management, Inc.
Alger Capital Appreciation Institutional     Retirement          The Alger Institutional Funds    Fred Alger Management, Inc.
Alger SmallCap Growth Institutional          Institutional       The Alger Institutional Funds    Fred Alger Management, Inc.
Alger SmallCap Growth Institutional          Retirement          The Alger Institutional Funds    Fred Alger Management, Inc.
AllianceBernstein 2010 Retirement Strategy   Advisor             AllianceBernstein                AllianceBernstein LP
                                                                  Retirement Strategies(R)
AllianceBernstein 2010 Retirement Strategy   Retirement          AllianceBernstein                AllianceBernstein LP
                                                                  Retirement Strategies(R)
AllianceBernstein 2015 Retirement Strategy   Advisor             AllianceBernstein                AllianceBernstein LP
                                                                  Retirement Strategies(R)
AllianceBernstein 2015 Retirement Strategy   Retirement          AllianceBernstein                AllianceBernstein LP
                                                                  Retirement Strategies(R)
AllianceBernstein 2020 Retirement Strategy   Advisor             AllianceBernstein                AllianceBernstein LP
                                                                  Retirement Strategies(R)
AllianceBernstein 2020 Retirement Strategy   Retirement          AllianceBernstein                AllianceBernstein LP.
                                                                  Retirement Strategies(R)
AllianceBernstein 2025 Retirement Strategy   Advisor             AllianceBernstein                AllianceBernstein LP.
                                                                  Retirement Strategies(R)
AllianceBernstein 2025 Retirement Strategy   Retirement          AllianceBernstein                AllianceBernstein LP.
                                                                  Retirement Strategies(R)
AllianceBernstein 2030 Retirement Strategy   Advisor             AllianceBernstein                AllianceBernstein LP
                                                                  Retirement Strategies(R)
AllianceBernstein 2030 Retirement Strategy   Retirement          AllianceBernstein                AllianceBernstein LP
                                                                  Retirement Strategies(R)
AllianceBernstein 2035 Retirement Strategy   Advisor             AllianceBernstein                AllianceBernstein LP.
                                                                  Retirement Strategies(R)
AllianceBernstein 2035 Retirement Strategy   Retirement          AllianceBernstein                AllianceBernstein LP.
                                                                  Retirement Strategies(R)
AllianceBernstein 2040 Retirement Strategy   Advisor             AllianceBernstein                AllianceBernstein LP
                                                                  Retirement Strategies(R)
AllianceBernstein 2040 Retirement Strategy   Retirement          AllianceBernstein                AllianceBernstein LP
                                                                  Retirement Strategies(R)
AllianceBernstein 2045 Retirement Strategy   Advisor             AllianceBernstein                AllianceBernstein LP.
                                                                  Retirement Strategies(R)
AllianceBernstein 2045 Retirement Strategy   Retirement          AllianceBernstein                AllianceBernstein LP
                                                                  Retirement Strategies(R)
AllianceBernstein 2050 Retirement Strategy   Advisor             AllianceBernstein                AllianceBernstein LP
                                                                  Retirement Strategies(R)
AllianceBernstein 2050 Retirement Strategy   Retirement          AllianceBernstein                AllianceBernstein LP.
                                                                  Retirement Strategies(R)
AllianceBernstein 2055 Retirement Strategy   Advisor             AllianceBernstein                AllianceBernstein LP
                                                                  Retirement Strategies(R)
AllianceBernstein 2055 Retirement Strategy   Retirement          AllianceBernstein                AllianceBernstein LP
                                                                  Retirement Strategies(R)
AllianceBernstein Focused Growth & Income    Retirement          AllianceBernstein                AllianceBernstein LP
Fund                                                              Value Funds

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
(1) Please refer to the Fund prospectus for a description of the class designation.
---------------------------------------------------------------------------------------------------------------------------------


Investment Accounts and                     Class
 Corresponding Fund                         Designation
 Portfolios                                 if any(1)                 Fund                            Investment Advisor
---------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Global Value Fund          Retirement          AllianceBernstein                AllianceBernstein LP
                                                                  Value Funds
AllianceBernstein International Growth Fund  Retirement          The AllianceBernstein            AllianceBernstein LP
                                                                  Growth Funds
AllianceBernstein International Value Fund   Retirement          AllianceBernstein                AllianceBernstein LP
                                                                  Value Funds
AllianceBernstein Mid-Cap Growth Fund        Retirement          The AllianceBernstein            AllianceBernstein LP
                                                                  Growth Funds
AllianceBernstein Small-Cap Growth Fund      Retirement          The AllianceBernstein            AllianceBernstein LP
                                                                  Growth Funds
AllianceBernstein Small/Mid Cap Value        Retirement          AllianceBernstein                Alliance Capital Management L.P.
                                                                  Value Funds
AllianceBernstein Value Fund                 Retirement          AllianceBernstein                Alliance Capital Management L.P.
                                                                  Value Funds
Allianz CCM Capital Appreciation             Retirement          Allianz Funds                    Allianz Global Investors Fund
                                                                                                   Management LLC
Allianz CCM Mid Cap                          Administrative      Allianz Funds                    Allianz Global Investors Fund
                                                                                                   Management LLC
Allianz CCM Mid Cap                          Retirement          Allianz Funds                    Allianz Global Investors Fund
                                                                                                   Management LLC
Allianz NFJ Dividend Value                   Administrative      Allianz Funds                    Allianz Global Investors Fund
                                                                                                   Management LLC
Allianz NFJ Dividend Value                   Retirement          Allianz Funds                    Allianz Global Investors Fund
                                                                                                   Management LLC
Allianz NFJ Small-Cap Value                  Administrative      Allianz Funds                    Allianz Global Investors Fund
                                                                                                   Management LLC
Allianz NFJ Small-Cap Value                  Retirement          Allianz Funds                    Allianz Global Investors Fund
                                                                                                   Management LLC
Allianz OCC Renaissance                      Administrative      Allianz Funds                    Allianz Global Investors Fund
                                                                                                   Management LLC
Allianz OCC Renaissance                      Retirement          Allianz Funds                    Allianz Global Investors Fund
                                                                                                   Management LLC
Allianz RCM Large-Cap Growth                 Retirement          Allianz Funds                    Allianz Global Investors Fund
                                                                                                   Management LLC
American Century(R) Emerging Markets Fund    Advisor             American Century(R) World        American Century(R) Global
                                                                  Mutual Funds, Inc                Investment Management, Inc.
American Century(R) Emerging Markets Fund    Investor            American Century(R) World        American Century(R) Global
                                                                  Mutual Funds, Inc.               Investment Management,Inc.
American Century(R) Equity Growth            Advisor             American Century(R) Quantitative American Century(R) Investment
                                                                  Equity Funds, Inc.               Management, Inc.
American Century(R  Equity Income            Advisor             American Century(R) Capital      American Century(R) Investment
                                                                  Portfolios, Inc.                 Management, Inc.
American Century(R) Equity Income            Investor            American Century(R) Capital      American Century(R) Investment
                                                                  Portfolios, Inc.                 Management, Inc.
American Century(R) Ginnie Mae               Advisor             American Century(R) Government   American Century(R) Investment
                                                                  Income Trust                     Management, Inc.
American Century(R) Growth                   Advisor             American Century(R) Investments  American Century(R) Investment
                                                                                                   Management, Inc.
American Century(R) Heritage                 Advisor             American Century(R) Mutual       American Century(R) Investment
                                                                  Funds, Inc.                      Management, Inc.
American Century(R) Income & Growth          Investor            American Century(R) Quantitative American Century(R) Investment
                                                                  Equity Funds, Inc.               Management, Inc.
American Century(R) Inflation-Adjusted Bond  Advisor             American Century(R)              American Century(R) Investmen
                                                                  Investments                       Management, Inc.
American Century(R) International Bond       Advisor             American Century(R)              American Century(R) Investment
                                                                  International Bond Funds         Management, Inc.
American Century(R) International Bond       Investor            American Century(R)              American Century(R) Investment
                                                                  International Bond Funds         Management, Inc.
American Century(R) International Discovery  Advisor             American Century(R) World        American Century(R) Global
                                                                  Mutual Funds, Inc.               Investment Management, Inc.
American Century(R) International Discovery  Investor            American Century(R) World        American Century(R) Global
                                                                  Mutual Funds, Inc.               Investment Management, Inc.
American Century(R) Large Company Value      Advisor             American Century(R) Capital      American Century(R) Investment
                                                                  Portfolios, Inc.                 Management, Inc.
merican Century(R)  LIVESTRONG 2015           Advisor            American Century(R) Asset        American Century(R) Investment
                                                                  Allocations Portfolios, Inc.     Management, Inc.
American Century(R) LIVESTRONG 2015          Investor            American Century(R) Asset        American Century(R) Investment
                                                                  Allocations Portfolios, Inc.     Management, Inc.

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
(1) Please refer to the Fund prospectus for a description of the class designation.
---------------------------------------------------------------------------------------------------------------------------------

Investment Accounts and                     Class
 Corresponding Fund                         Designation
 Portfolios                                 if any(1)                 Fund                            Investment Advisor
---------------------------------------------------------------------------------------------------------------------------------

American Century(R) LIVESTRONG 2020          Advisor             American Century(R) Asset        American Century(R) Investment
                                                                  Allocations Portfolios, Inc.     Management, Inc.
American Century(R) LIVESTRONG 2020          Investor            American Century(R) Asset        American Century(R) Investment
                                                                  Allocations Portfolios, Inc.     Management, Inc.
American Century(R) LIVESTRONG 2025          Advisor             American Century(R) Asset        American Century(R) Investment
                                                                  Allocations Portfolios, Inc.     Management, Inc.
American Century(R) LIVESTRONG 2025          Investor            American Century(R) Asset        American Century(R) Investment
                                                                  Allocations Portfolios, Inc.     Management, Inc.
American Century(R) LIVESTRONG 2030          Advisor             American Century(R) Asset        American Century(R) Investment
                                                                  Allocations Portfolios, Inc.     Management, Inc.
American Century(R) LIVESTRONG 2030          Investor            American Century(R) Asset        American Century(R) Investment
                                                                  Allocations Portfolios, Inc.     Management, Inc.
American Century(R) LIVESTRONG 2035          Advisor             American Century(R) Asset        American Century(R) Investment
                                                                  Allocations Portfolios, Inc.     Management, Inc.
American Century(R) LIVESTRONG 2035          Investor            American Century(R) Asset        American Century(R) Investment
                                                                  Allocations Portfolios, Inc.     Management, Inc.
American Century(R) LIVESTRONG 2040          Advisor             American Century(R) Asset        American Century(R) Investment
                                                                  Allocations Portfolios, Inc.     Management, Inc.
American Century(R) LIVESTRONG 2040          Investor            American Century(R) Asset        American Century(R) Investment
                                                                  Allocations Portfolios, Inc.     Management, Inc.
American Century(R) LIVESTRONG 2045          Advisor             American Century(R) Asset        American Century(R) Investment
                                                                  Allocations Portfolios, Inc.     Management, Inc.
American Century(R) LIVESTRONG 2045          Investor            American Century(R) Asset        American Century(R) Investment
                                                                  Allocations Portfolios, Inc.     Management, Inc.
American Century(R) LIVESTRONG 2050          Advisor             American Century(R) Asset        American Century(R) Investment
                                                                  Allocations Portfolios, Inc.     Management, Inc.
American Century(R) LIVESTRONG 2050          Investor            American Century(R) Asset        American Century(R) Investment
                                                                  Allocations Portfolios, Inc.     Management, Inc.
American Century(R) LIVESTRONG Income        Advisor             American Century(R) Asset        American Century(R) Investment
                                                                  Allocations Portfolios, Inc.     Management, Inc.
American Century(R) LIVESTRONG Income        Investor            American Century(R) Asset        American Century(R) Investment
                                                                  Allocations Portfolios, Inc.     Management, Inc.
American Century(R) Mid Cap Value            Advisor             American Century(R) Capital      American Century(R) Investment
                                                                  Portfolios, Inc.                 Management, Inc.
American Century(R) Mid Cap Value            Investor            American Century(R) Capital      American Century(R) Investment
                                                                  Portfolios, Inc.                 Management, Inc.
American Century(R) New Opportunities II     Advisor             American Century(R)              American Century(R) Investment
                                                                  Mutual Funds, Inc.               Management, Inc.
American Century(R) Real Estate              Advisor            American Century(R) Capital      American Century(R) Investment
                                                                  Portfolios, Inc.                 Management, Inc.
American Century(R) Real Estate              Investor            American Century(R) Capital      American Century(R) Investment
                                                                  Portfolios, Inc.                 Management, Inc.
American Century(R) Select                   Advisor             American Century(R) Investments  American Century(R) Investment
                                                                                                   Management, Inc.
American Century(R) Select                   Investor            American Century(R) Investments  American Century(R) Investment
                                                                                                   Management, Inc.
American Century(R) Small Cap Value          Advisor             American Century(R) Investments  American Century(R) Investment
                                                                                                   Management, Inc.
American Century(R) Small Cap Value          Investor            American Century(R) Investments  American Century(R) Investment
                                                                   Management, Inc.
American Century(R) Small Company            Advisor             American Century(R)              American Century(R) Investment
                                                                   Quantitative Equity Funds,Inc.  Management, Inc.
American Century(R) Strategic Allocation:    Advisor             American Century(R) Strategic    American Century(R) Investment
Aggressive                                                         Asset Allocations, Inc.         Management, Inc.
American Century(R) Strategic Allocation :   Investor            American Century(R Strategic     American Century(R) Investment
Aggressive                                                         Asset Allocations,  Inc.        Management, Inc.
American Century(R) Strategic Allocation :   Advisor             American Century(R) Strategic    American Century(R) Investment
Conservative                                                       Asset Allocations, Inc.         Management, Inc.
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
(1) Please refer to the Fund prospectus for a description of the class designation.
---------------------------------------------------------------------------------------------------------------------------------

Investment Accounts and                     Class
 Corresponding Fund                         Designation
 Portfolios                                 if any(1)                 Fund                            Investment Advisor
---------------------------------------------------------------------------------------------------------------------------------

American Century(R) Strategic Allocation:    Investor            American Century(R) Strategic    American Century(R) Investment
Conservative                                                       Asset Allocations, Inc.         Management, Inc.
American Century(R) Strategic Allocation :   Advisor             American Century(R) Strategic    American Century(R) Investment
Moderate                                                           Asset Allocations, Inc.         Management, Inc.
American Century(R) Strategic Allocation :   Investor            American Century(R) Strategic    American Century(R) Investment
Moderate                                                           Asset Allocations, Inc.         Management, Inc.
American Century(R) Strategic Allocation :                       American Century(R) Strategic    American Century(R) Investment
Aggressive (Substitution Class)                                    Asset Allocations, Inc.         Management, Inc.

American Century(R) Strategic Allocation :                       American Century(R) Strategic    American Century(R) Investment
Conservative (Substitution Class)                                 Asset Allocations,  Inc.         Management, Inc.
American Century(R) Strategic Allocation:                        American Century(R) Strategic    American Century(R) Investment
Moderate (Substitution Class)                                     Asset Allocations, Inc.          Management, Inc.
American Century(R) Ultra(R)                 Advisor             American Century(R) Mutual       American Century(R) Investment
                                                                  Funds, Inc.                      Management, Inc.
American Century(R) Ultra(R)                 Investor            American Century(R) Mutual       American Century(R) Investment
                                                                  Funds, Inc.                      Management, Inc.
American Century(R) Vista                    Advisor             American Century(R) Mutual       American Century(R) Investment
                                                                  Funds, Inc.                      Management, Inc.
American Century(R) Vista                    Investor            American Century(R) Mutual       American Century(R) Investment
                                                                  Funds, Inc.                      Management, Inc.
American Century(R) VP Capital Appreciation  I                   American Century(R) Investments  American Century(R) Investment
                                                                                                   Management, Inc.
American Funds(R) AMCAP Fund(R)              R3                  American Funds(R)                Capital Research and Management
                                                                                                   Company
American Funds(R) AMCAP Fund(R)              R4                  American Funds(R)                Capital Research and Management
                                                                                                   Company
American Funds(R) American High-Income       R3                  American Funds(R)                Capital Research and Management
 Trust(SM)                                                                                         Company
American Funds(R) American High-Income       R4                  American Funds(R)                Capital Research and Management
 Trust(SM)                                                                                         Company
American Funds(R) Capital World              R3                  American Funds(R)                Capital Research and Management
Growth & Income Fund(SM)                                                                           Company
American Funds(R) Capital World              R4                  American Funds(R)                Capital Research and Management
Growth & Income Fund(SM)                                                                           Company
American Funds(R) EuroPacific Growth Fund    R3                  American Funds(R)                Capital Research and Management
                                                                                                   Company
American Funds(R) EuroPacific Growth Fund    R4                  American Funds(R)                Capital Research and Management
                                                                                                   Company
American Funds(R) Fundamental Investors (SM) R3                  American Funds(R)                Capital Research and Management
                                                                                                   Company
American Funds(R) Fundamental Investors (SM) R4                  American Funds(R)                Capital Research and Management
                                                                                                   Company
American Funds(R) Intermediate Bond Fund of  R3                  American Funds(R)                Capital Research and Management
 America(R)                                                                                        Company
American Funds(R) Intermediate Bond Fund of  R4                  American Funds(R)                Capital Research and Management
 America(R)                                                                                        Company
American Funds(R) SMALLCAP World Fund(R)     R3                  American Funds(R)                Capital Research and Management
                                                                                                    Company
American Funds(R) SMALLCAP World Fund(R)     R4                  American Funds(R)                Capital Research and Management
                                                                                                   Company
American Funds(R)  The Growth Fund of        R3                  American Funds(R)                Capital Research and Management
America(R)                                                                                         Company
American Funds(R)  The Growth Fund of        R4                  American Funds(R)                Capital Research and Management
America(R)                                                                                         Company
Ariel Appreciation                           Investor            Ariel Mutual Funds, Inc.         Ariel Capital Management, Inc.
Ariel                                        No Load             Ariel Mutual Funds, Inc.         Ariel Capital Management, Inc.
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
1) Please refer to the Fund prospectus for a description of the class designation.
---------------------------------------------------------------------------------------------------------------------------------

Investment Accounts and                     Class
 Corresponding Fund                         Designation
 Portfolios                                 if any(1)                 Fund                            Investment Advisor
---------------------------------------------------------------------------------------------------------------------------------
BlackRock Global Allocation Fund             I                   BlackRock Global Allocation      BlackRock
                                                                  Fund, Inc.
BlackRock Global Allocation Fund             R                   BlackRock Global Allocation      BlackRock
                                                                  Fund, Inc.
BlackRock Small Cap Growth Equity Portfolio  Institutional       BlackRock Funds Equity           BlackRock
                                                                  Portfolios
Calvert Income                               A                   Calvert Income Funds             Calvert Asset Management
                                                                                                  Company, Inc.
Calvert New Vision Small Cap                 A                   Calvert Sustainable and          Calvert Asset Management
                                                                  Responsible Funds                Company, Inc.
Calvert Social Investment Equity             A                   Calvert Social Investment        Calvert Asset Management
                                                                  Fund                              Company, Inc.
Calvert Social Mid Cap Growth                A                   Calvert Variable Series, Inc.    Calvert Asset Management
                                                                                                   Company, Inc.
Columbia Mid Cap Index Fund                  A                   Columbia Mid Cap Index Fund      Columbia Management Advisors LLC
Columbia Small Cap Index Fund                A                   Columbia Small Cap Index Fund    Columbia Management Advisors LLC
CRM Mid Cap Value                            Investor           CRM Funds                         Cramer Rosenthal McGlynn, LLC
CRM Small Cap Value                          Investor           CRM Funds                         Cramer Rosenthal McGlynn, LLC
DWS Alternative Asset Allocation Plus        A                  DWS Alternative Asset             Deutsche Investment Management
                                                                 Allocation Plus Fund              Americas, Inc.
DWS Alternative Asset Allocation Plus        S                  DWS Alternative Asset             Deutsche Investment Management
                                                                 Allocation Plus Fund              Americas, Inc.
DWS Dreman Mid Cap Value                     A                  DWS Dreman Mid Cap Value Fund     Deutsche Investment Management
                                                                                                   Americas, Inc.
DWS Dreman Mid Cap Value                     S                  DWS Dreman Mid Cap Value Fund     Deutsche Investment Management
                                                                                                   Americas, Inc.
DWS Dreman Small Cap Value                   A                  DWS Dreman Small Cap Value        Deutsche Investment Management
                                                                 Fund                              Americas, Inc.
DWS Dreman Small Cap Value                   S                  DWS Dreman Small Cap Value        Deutsche Investment Management
                                                                 Fund                              Americas, Inc.
Fidelity(R) Advisor Diversified              T                  Fidelity(R) Advisor Funds         Fidelity(R)Management & Research
 International                                                                                     Company
Fidelity(R) Advisor Dividend Growth          T                  Fidelity(R) Advisor Funds         Fidelity(R) Management & Research
                                                                                                   Company
Fidelity(R)Advisor Dynamic                   T                  Fidelity(R) Advisor Funds         Fidelity(R) Management & Research
Capital Appreciation                                                                               Company
Fidelity(R) Advisor Equity Growth            T                  Fidelity(R) Advisor Funds         Fidelity(R) Management & Research
                                                                                                   Company
Fidelity(R) Advisor Equity Income            T                  Fidelity(R) Advisor Funds         Fidelity(R) Management & Research
                                                                                                   Company
Fidelity(R) Advisor Fifty Fund               A                  Fidelity(R) Advisor Funds         Fidelity(R) Management & Research
                                                                                                   Company
Fidelity(R) Advisor Fifty Fund               T                  Fidelity(R) Advisor Funds         Fidelity(R) Management & Research
                                                                                                   Company
Fidelity(R) Advisor Freedom 2010             A                  Fidelity(R) Advisor Funds         Strategic Advisers, Inc.
Fidelity(R) Advisor Freedom 2010             T                  Fidelity(R) Advisor Funds         Strategic Advisers, Inc.
Fidelity(R) Advisor Freedom 2015             A                  Fidelity(R) Advisor Funds         Strategic Advisers, Inc.
Fidelity(R) Advisor Freedom 2015             T                  Fidelity(R) Advisor Funds         Strategic Advisers, Inc.
Fidelity(R) Advisor Freedom 2020             A                  Fidelity(R) Advisor Funds         Strategic Advisers, Inc.
Fidelity(R) Advisor Freedom 2020             T                  Fidelity(R) Advisor Funds         Strategic Advisers, Inc.
Fidelity(R) Advisor Freedom 2025             A                  Fidelity(R) Advisor Funds         Strategic Advisers, Inc.
Fidelity(R) Advisor Freedom 2025             T                  Fidelity(R) Advisor Funds         Strategic Advisers, Inc.
Fidelity(R) Advisor Freedom 2030             A                  Fidelity(R) Advisor Funds         Strategic Advisers, Inc.
Fidelity(R) Advisor Freedom 2030             T                  Fidelity(R) Advisor Funds         Strategic Advisers, Inc.
Fidelity(R) Advisor Freedom 2035             A                  Fidelity(R) Advisor Funds         Strategic Advisers, Inc.
Fidelity(R) Advisor Freedom 2035             T                  Fidelity(R) Advisor Funds         Strategic Advisers, Inc.
Fidelity(R) Advisor Freedom 2040             A                  Fidelity(R) Advisor Funds         Strategic Advisers, Inc.
Fidelity(R) Advisor Freedom 2040             T                  Fidelity(R) Advisor Funds         Strategic Advisers, Inc.
Fidelity(R) Advisor Freedom 2045             A                  Fidelity(R) Advisor Funds         Strategic Advisers, Inc.
Fidelity(R) Advisor Freedom 2045             T                  Fidelity(R) Advisor Funds         Strategic Advisers, Inc.
Fidelity(R) Advisor Freedom 2050             A                  Fidelity(R) Advisor Funds         Strategic Advisers, Inc.
Fidelity(R) Advisor Freedom 2050             T                  Fidelity(R) Advisor Funds         Strategic Advisers, Inc.
Fidelity(R) Advisor Freedom 2055             A                  Fidelity(R) Advisor Funds         Strategic Advisers, Inc.
Fidelity(R) Advisor Freedom 2055             T                  Fidelity(R) Advisor Funds         Strategic Advisers, Inc.
Fidelity(R) Advisor Freedom Income           A                  Fidelity(R) Advisor Funds         Strategic Advisers, Inc.
Fidelity(R) Advisor Freedom Income           T                  Fidelity(R) Advisor Funds         Strategic Advisers, Inc.
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
1) Please refer to the Fund prospectus for a description of the class designation.
---------------------------------------------------------------------------------------------------------------------------------

Investment Accounts and                     Class
 Corresponding Fund                         Designation
 Portfolios                                 if any(1)                 Fund                            Investment Advisor
---------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Advisor Growth & Income          T                  Fidelity(R) Advisor Funds         Fidelity(R) Management & Research
                                                                                                   Company
Fidelity(R) Advisor Growth Opportunities     T                  Fidelity(R) Advisor Funds         Fidelity(R) Management & Research
                                                                                                   Company
Fidelity(R) Advisor International Capital    T                  Fidelity(R) Advisor Funds         Fidelity(R) Management & Research
Appreciation                                                                                       Company
Fidelity(R) Advisor Leveraged Company Stock  A                  Fidelity(R) Advisor Funds         Fidelity(R) Management & Research
                                                                                                   Company
Fidelity(R) Advisor Leveraged Company Stock  T                  Fidelity(R) Advisor Funds         Fidelity(R) Management & Research
                                                                                                   Company
Fidelity(R) Advisor Mid Cap                  T                  Fidelity(R) Advisor Funds         Fidelity(R) Management & Research
                                                                                                   Company
Fidelity(R) Advisor New Insights             T                  Fidelity(R) Advisor Funds         Fidelity(R) Management & Research
                                                                                                   Company
Fidelity(R) Advisor Overseas                 T                  Fidelity(R) Advisor Funds         Fidelity(R) Management & Research
                                                                                                   Company
Fidelity(R) Advisor Small Cap                T                  Fidelity(R) Advisor Funds         Fidelity(R) Management & Research
                                                                                                   Company
Fidelity(R) Advisor Value                    A                  Fidelity(R) Advisor Funds         Fidelity(R) Management & Research
                                                                                                   Company
Fidelity(R) Advisor Value                    T                  Fidelity(R) Advisor Funds         Fidelity(R) Management & Research
                                                                                                   Company
Fidelity(R) VIP Asset ManagerSM Portfolio    Initial            Fidelity(R) Variable Insurance    Fidelity(R) Management & Research
                                                                 Products Fund                     Company
Fidelity(R) VIP Contrafund(R) Portfolio      Initial            Fidelity(R) Variable Insurance    Fidelity(R) Management & Research
                                                                 Products Fund                     Company
Fidelity(R) VIP Equity-Income Portfolio      Initial            Fidelity(R) Variable Insurance    Fidelity(R) Management & Researc
                                                                 Products Fund                     Company
Fidelity(R) VIP Growth Portfolio             Initial            Fidelity(R) Variable Insurance    Fidelity(R) Management & Research
                                                                 Products Fund                     Company
Fidelity(R)VIP High Income Portfolio         Initial            Fidelity(R) Variable Insurance    Fidelity(R) Management & Research
                                                                 Products Fund                     Company
Fidelity(R) VIP Overseas Portfolio           Initial            Fidelity(R) Variable Insurance    Fidelity(R) Management & Research
                                                                 Products Fund                     Company
Fifth Third All Cap Value                    A                  Fifth Third Funds                 Fifth Third Asset Management, Inc.
Fifth Third Mid Cap Growth                   A                   Fifth Third Funds                Fifth Third Asset Management, Inc.
Fifth Third Quality Growth                   A                   Fifth Third Funds                Fifth Third Asset Management, Inc.
Fifth Third Strategic Income                 A                   Fifth Third Funds                Fifth Third Asset Management, Inc.
First American Funds Mid Cap Growth          A                   First American Investment        FAF Advisors, Inc.
Opportunities                                                     Funds, Inc.
First American Funds Mid Cap Growth          Retirement          First American Investment        FAF Advisors, Inc.
Opportunities                                                     Funds, Inc.
                                             Retirement          First American Investment        FAF Advisors, Inc.
First American Funds Mid Cap Index                                Funds, Inc.
                                             A                   First American Investment        FAF Advisors, Inc.
First American Funds Mid Cap Value                                Funds, Inc.
                                             Retirement          First American Investment        FAF Advisors, Inc.
First American Funds Mid Cap Value                                Funds, Inc.
                                             Retirement          First American Investment        FAF Advisors, Inc.
First American Funds Small Cap Index                              Funds, Inc.
                                             A                   First American Investment        FAF Advisors, Inc.
First American Funds Small Cap Select                             Funds, Inc.
                                             Retirement          First American Investment        FAF Advisors, Inc.
First American Funds Small Cap Select                             Funds, Inc.
                                             A                   First American Investment        FAF Advisors, Inc.
First American Funds Small Cap Value                              Funds, Inc.
                                             Retirement          First American Investment        FAF Advisors, Inc.
First American Funds Small Cap Value                              Funds, Inc.
First American Funds Strategy Growth         A                   First American Strategy          FAF Advisors, Inc.
Allocation                                                        Funds, Inc.
First American Funds Strategy Growth         Retirement          First American Strategy          FAF Advisors, Inc.
Allocation                                                        Funds, Inc.
Franklin Capital Growth                      Retirement          Franklin Capital Growth Fund     Franklin Advisers, Inc.
Franklin Flex Cap Growth                     Retirement          Franklin Strategic Series        Franklin Advisers, Inc.
Franklin Small Cap Value                     A                   Franklin Value Investors Trust   Franklin Advisory Services, LLC
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
1) Please refer to the Fund prospectus for a description of the class designation.
---------------------------------------------------------------------------------------------------------------------------------


Investment Accounts and                     Class
 Corresponding Fund                         Designation
 Portfolios                                 if any(1)                 Fund                            Investment Advisor
---------------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Value                     Retirement          Franklin Value Investors Trust   Franklin Advisory Services, LLC
Franklin Small-Mid Cap Growth                Retirement          Franklin Strategic Series        Franklin Advisers, Inc.
Franklin Strategic Income                    Retirement          Franklin Strategic Income Fund   Franklin Advisers, Inc.
Goldman Sachs Growth Strategy                Institutional       Goldman Sachs Fund of Funds      Goldman Sachs Asset
                                                                  Portfolios                       Management, L.P.
                                             Service             Goldman Sachs Fund of Funds      Goldman Sachs Asset
Goldman Sachs Growth Strategy                                     Portfolios                       Management, L.P.
                                             Institutional       Goldman Sachs Fundamental Equity Goldman Sachs Asset
Goldman Sachs Mid Cap Value                                       Value Funds                      Management, L.P.
                                             Service             Goldman Sachs Fundamental Equity Goldman Sachs Asset
Goldman Sachs Mid Cap Value                                       Value Funds                      Management, L.P.
                                             Institutional       Goldman Sachs Fundamental Equity Goldman Sachs Asset
Goldman Sachs Small Cap Value                                     Value Funds                      Management, L.P.
                                             Service             Goldman Sachs Fundamental Equity Goldman Sachs Asset
Goldman Sachs Small Cap Value                                     Value Funds                      Management, L.P.
Goldman Sachs Structured International       Institutional       Goldman Sachs Structured         Goldman Sachs Asset
 Equity Fund                                                      International Equity Funds       Management, L.P.
Goldman Sachs Structured International       Service             Goldman Sachs Structured         Goldman Sachs Asset
 Equity Fund                                                      International Equity Funds       Management, L.P.
Goldman Sachs Tollkeeper                     Institutional       Goldman Sachs Fundamental        Goldman Sachs Asset
                                                                  Equity Growth Funds               Management, L.P.
                                             Service             Goldman Sachs Fundamental Equity Goldman Sachs Asset
Goldman Sachs Tollkeeper                                          Growth Funds                     Management, L.P.
Janus Adviser Forty Fund                     Retirement          Janus Adviser Series             Janus Capital Management LLC
Janus Adviser Growth and Income Fund         Retirement          Janus Adviser Series             Janus Capital Management LLC
Janus Adviser INTECH Risk-Managed Large Cap  S                   Janus Adviser Series             Janus Capital Management LLC
 Growth
Janus Adviser Perkins Mid Cap Value          Retirement          Janus Adviser Series             Janus Capital Management LLC
Janus Adviser Perkins Small Company Value    S                   Janus Adviser Series             Janus Capital Management LLC
Janus Aspen Series Flexible Bond Portfolio   Institutional       Janus Aspen Series               Janus
Janus Aspen Perkins Mid Cap Value Portfolio  S                   Janus Aspen Series               Janus
 (formerly Janus Aspen Mid Cap Value Portfolio)
Janus Aspen Series Worldwide                 Institutional       Janus Aspen Series               Janus
Portfolio (formerly Janus Aspen Series
 Worldwide Growth Portfolio)
Lord Abbett Developing Growth                P                   Lord Abbett Developing           Lord, Abbett & Co. LLC
                                                                  Growth, Inc.
Lord Abbett Developing Growth                R3                  Lord Abbett Developing           Lord, Abbett & Co. LLC
                                                                  Growth, Inc.
Lord Abbett Growth Opportunities             P                   Lord Abbett Research Fund, Inc.  Lord, Abbett & Co. LLC
Lord Abbett Growth Opportunities             R3                  Lord Abbett Research Fund, Inc.  Lord, Abbett & Co. LLC
Lord Abbett Mid-Cap Value                    P                   Lord Abbett Mid-Cap Value, Inc.  Lord, Abbett & Co. LLC
Lord Abbett Mid-Cap Value                    R3                  Lord Abbett Mid-Cap Value, Inc.  Lord, Abbett & Co. LLC
Lord Abbett Small-Cap Blend                  P                   Lord Abbett Blend Trust          Lord, Abbett & Co. LLC
Lord Abbett Small-Cap Blend                  R3                  Lord Abbett Blend Trust          Lord, Abbett & Co. LLC
Lord Abbett Small-Cap Value                  P                   Lord Abbett Research Fund, Inc.  Lord, Abbett & Co. LLC
Lord Abbett Small-Cap Value                  R3                  Lord Abbett Research Fund, Inc.  Lord, Abbett & Co. LLC
Manning & Napier, Inc. Pro-Blend(R)          S                   Manning & Napier Fund, Inc.      Manning & Napier Advisors, Inc.
 Conservative Term Series
Manning & Napier, Inc. Pro-Blend(R) Extended S                   Manning & Napier Fund, Inc.      Manning & Napier Advisors, Inc.
 Term Series
Manning & Napier, Inc. Pro-Blend(R) Maximum  S                   Manning & Napier Fund, Inc.      Manning & Napier Advisors, Inc.
 Term Series
Manning & Napier, Inc. Pro-Blend(R) Moderate S                   Manning & Napier Fund, Inc.      Manning & Napier Advisors, Inc.
 Term Series
Marshall Mid Cap Growth Fund                 Investor            Marshall Funds, Inc.             M&I Investment Management Corp.
Marshall Mid Cap Value Fund                  Investor            Marshall Funds, Inc.             M&I Investment Management Corp.

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
1) Please refer to the Fund prospectus for a description of the class designation.
---------------------------------------------------------------------------------------------------------------------------


Investment Accounts and                     Class
 Corresponding Fund                         Designation
 Portfolios                                 if any(1)                 Fund                            Investment Advisor
---------------------------------------------------------------------------------------------------------------------------------

Marshall Small Cap Growth Fund               Investor            Marshall Funds, Inc.             M&I Investment Management Corp.
MFS(R) International New Discovery           A                   MFS(R) International New         Massachusetts Financial Services
                                                                  Discovery Fund                   Company
MFS(R) Mid Cap Growth                        A                   MFS(R) Mid Cap Growth Fund       Massachusetts Financial Services
                                                                                                   Company
MFS(R) Strategic Value                       A                   MFS(R) Strategic Value Fund      Massachusetts Financial Services
                                                                                                   Company
MFS(R) Value                                 A                   MFS(R) Value Fund                Massachusetts Financial Services
                                                                                                   Company
Neuberger Berman Focus                       Advisor             Neuberger Berman Equity Funds    Neuberger Berman Management LLC
Neuberger Berman Partners                    Advisor             Neuberger Berman Equity Funds    Neuberger Berman Management LLC
Neuberger Berman Small Cap Growth            Advisor             Neuberger Berman Equity Funds    Neuberger Berman Management LLC
Oakmark Equity & Income Fund                 No Load             Oakmark Equity & Income          Harris Associates LP.
Old Mutual Growth Fund                       Institutional       Old Mutual Advisor Funds II      Old Mutual Capital, Inc.
OneAmerica Asset Director Portfolio          O                   OneAmerica Funds, Inc.           American United Life Insurance
                                                                                                   Company(R)
OneAmerica Asset Director Portfolio          Advisor             OneAmerica Funds, Inc.           American United Life Insurance
                                                                                                   Company(R)
OneAmerica Investment Grade Bond Portfolio   O                   OneAmerica Funds, Inc.           American United Life Insurance
                                                                                                   Company(R)
OneAmerica Investment Grade Bond Portfolio   Advisor             OneAmerica Funds, Inc.           American United Life Insurance
                                                                                                   Company(R)
OneAmerica Money Market Portfolio            O                   OneAmerica Funds, Inc.           American United Life Insurance
                                                                                                   Company(R)
OneAmerica Money Market Portfolio            Advisor             OneAmerica Funds, Inc.           American United Life Insurance
                                                                                                   Company(R)
OneAmerica Socially Responsive Portfolio     O                   OneAmerica Funds, Inc.           American United Life Insurance
                                                                                                   Company(R)
OneAmerica Socially Responsive Portfolio     Advisor             OneAmerica Funds, Inc.           American United Life Insurance
                                                                                                    Company(R)
OneAmerica Value Portfolio                   O                   OneAmerica Funds, Inc.           American United Life Insurance
                                                                                                    Company(R)
OneAmerica Value Portfolio                   Advisor             OneAmerica Funds, Inc.           American United Life Insurance
                                                                                                    Company(R)
Oppenheimer Developing Markets Fund          N                   OppenheimerFunds(R)              OppenheimerFunds(R), Inc.
Oppenheimer Global Fund                      N                   OppenheimerFunds(R)              OppenheimerFunds(R), Inc.
Oppenheimer International Bond Fund          N                   OppenheimerFunds(R)              OppenheimerFunds(R), Inc.
Oppenheimer International Growth Fund        A                   OppenheimerFunds(R)              OppenheimerFunds(R), Inc.
Oppenheimer International Growth Fund        N                   OppenheimerFunds(R)              OppenheimerFunds(R), Inc.
Oppenheimer International Small Company Fund N                   OppenheimerFunds(R)              OppenheimerFunds(R), Inc.
Oppenheimer Main Street Opportunity Fund     N                   OppenheimerFunds(R)              OppenheimerFunds(R), Inc.
Oppenheimer Main Street Small Cap Fund       A                   OppenheimerFunds(R)              OppenheimerFunds(R), Inc.
Oppenheimer Main Street Small Cap Fund       N                   OppenheimerFunds(R)              OppenheimerFunds(R), Inc.
Oppenheimer Small/ Mid Cap Value Fund        N                   OppenheimerFunds(R)              OppenheimerFunds(R), Inc.
Oppenheimer Strategic Income Fund            A                   OppenheimerFunds(R)              OppenheimerFunds(R), Inc.
Oppenheimer Strategic Income Fund            N                   OppenheimerFunds(R)              OppenheimerFunds(R), Inc.
Oppenheimer Value Fund                       A                   OppenheimerFunds(R)              OppenheimerFunds(R), Inc.
Oppenheimer Value Fund                       N                   OppenheimerFunds(R)              OppenheimerFunds(R), Inc.
Pax World Balanced Fund                      No Load             Pax World Mutual Funds           Pax World Management, Corp.
Pax World Balanced Fund                      R                   Pax World Mutual Funds           Pax World Management, Corp.
Pax World Global Green Fund                  Individual          Pax World Mutual Funds           Pax World Management, Corp.
                                             Investor
Pax World Global Green Fund                  R                   Pax World Mutual Funds           Pax World Management, Corp.
PIMCO High Yield                             Administrative      PIMCO Funds                      Pacific Investment Management
                                                                                                   Company LLC
PIMCO High Yield                             Retirement          PIMCO Funds                      Pacific Investment Management
                                                                                                   Company LLC
PIMCO Total Return                           Administrative      PIMCO Funds                      Pacific Investment Management
                                                                                                   Company LLC
PIMCO Total Return                           Retirement          PIMCO Funds                      Pacific Investment Management
                                                                                                   Company LLC
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
1) Please refer to the Fund prospectus for a description of the class designation.
---------------------------------------------------------------------------------------------------------------------------


Investment Accounts and                     Class
 Corresponding Fund                         Designation
 Portfolios                                 if any(1)                 Fund                            Investment Advisor
---------------------------------------------------------------------------------------------------------------------------------
Pioneer Bond                                 Retirement          Pioneer Bond Fund                Pioneer Investment
                                                                                                   Management, Inc.
Pioneer Emerging Markets                     A                   Pioneer Emerging Markets Fund    Pioneer Investment
                                                                                                   Management, Inc.
Pioneer Equity Income                        A                   Pioneer Equity Income            Pioneer Investment
                                                                                                   Management, Inc.
Pioneer Equity Income                        Retirement          Pioneer Equity Income            Pioneer Investment
                                                                                                   Management, Inc.
Pioneer Fund                                 Retirement          Pioneer Fund                     Pioneer Investment
                                                                                                   Management, Inc.
Pioneer High Yield                           Retirement          Pioneer High Yield               Pioneer Investment
                                                                                                   Management, Inc.
Pioneer Mid-Cap Value                        Retirement          Pioneer Mid-Cap Value            Pioneer Investment
                                                                                                   Management, Inc.
Pioneer Oak Ridge Large Cap Growth           Retirement          Pioneer Oak Ridge Large Cap      Pioneer Investment
                                                                  Growth                           Management, Inc.
Pioneer Small Cap Value                      Retirement          Pioneer Small Cap Value          Pioneer Investment
                                                                                                   Management, Inc.
Pioneer VCT Fund                             1                   Pioneer Variable Life            Pioneer Investment
                                                                  Contracts Trust                  Management, Inc.
Pioneer VCT Growth Opportunities             1                   Pioneer Variable Life            Pioneer Investment
                                                                  Contracts Trust                  Management, Inc.
Russell Lifepoints(R) 2010 Strategy          R1                  LifePoints(R) funds Target       Russell Investment Management Co.
                                                                  Date Series
Russell Lifepoints(R) 2010 Strategy          R2                  LifePoints(R) funds Target       Russell Investment Management Co.
                                                                  Date Series
Russell Lifepoints(R) 2010 Strategy          R3                  LifePoints(R) funds Target       Russell Investment Management Co.
                                                                  Date Series
Russell Lifepoints(R) 2015 Strategy          R1                  LifePoints(R) funds Target       Russell Investment Management Co.
                                                                  Date Series
Russell Lifepoints(R) 2015 Strategy          R3                  LifePoints(R) funds Target       Russell Investment Management Co.
                                                                  Date Series
Russell Lifepoints(R) 2020 Strategy          R1                  LifePoints(R) funds Target       Russell Investment Management Co.
                                                                  Date Series
Russell Lifepoints(R) 2020 Strategy          R2                  LifePoints(R) funds Target       Russell Investment Management Co.
                                                                  Date Series
Russell Lifepoints(R) 2020 Strategy          R3                  LifePoints(R) funds Target       Russell Investment Management Co.
                                                                  Date Series
Russell Lifepoints(R) 2025 Strategy          R1                  LifePoints(R) funds Target       Russell Investment Management Co.
                                                                  Date Series
Russell Lifepoints(R) 2025 Strategy          R3                  LifePoints(R) funds Target       Russell Investment Management Co.
                                                                  Date Series
Russell Lifepoints(R) 2030 Strategy          R1                  LifePoints(R) funds Target       Russell Investment Management Co.
                                                                  Date Series
Russell Lifepoints(R) 2030 Strategy          R2                  LifePoints(R) funds Target      Russell Investment Management Co.
                                                                  Date Series
Russell Lifepoints(R) 2030 Strategy          R3                  LifePoints(R) funds Target       Russell Investment Management Co.
                                                                  Date Series
Russell Lifepoints(R) 2035  Strategy         R1                  LifePoints(R) funds Target       Russell Investment Management Co.
                                                                  Date Series
Russell Lifepoints(R) 2035 Strategy          R3                  LifePoints(R) funds Target       Russell Investment Management Co.
                                                                  Date Series
Russell Lifepoints(R) 2040 Strategy          R1                  LifePoints(R) funds Target       Russell Investment Management Co.
                                                                  Date Series
Russell Lifepoints(R) 2040 Strategy          R2                  LifePoints(R) funds Target       Russell Investment Management Co.
                                                                  Date Series
Russell Lifepoints(R) 2040 Strategy          R3                  LifePoints(R) funds Target       Russell Investment Management Co.
                                                                  Date Series
Russell Lifepoints(R) 2045 Strategy          R1                  LifePoints(R) funds Target       Russell Investment Management Co.
                                                                 Date Series
Russell Lifepoints(R) 2045 Strategy          R3                  LifePoints(R) funds Target       Russell Investment Management Co.
                                                                 Date Series
Russell Lifepoints(R) 2050 Strategy          R1                  LifePoints(R) funds Target       Russell Investment Management Co.
                                                                  Date Series
Russell Lifepoints(R) 2050 Strategy          R3                  LifePoints(R) funds Target       Russell Investment Management Co.
                                                                  Date Series
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
1) Please refer to the Fund prospectus for a description of the class designation.
--------------------------------------------------------------------------------------------------------------------------------

                                       15

Investment Accounts and                     Class
 Corresponding Fund                         Designation
 Portfolios                                 if any(1)                 Fund                            Investment Advisor
---------------------------------------------------------------------------------------------------------------------------------
Russell Emerging Markets Fund                E                   Russell Funds                    Russell Investment Management Co.
Russell Emerging Markets Fund                S                   Russell Funds                    Russell Investment Management Co.
Russell Global Equity                        S                   Russell Funds                    Russell Investment Management Co.
Russell International Developed Markets Fund E                   Russell Funds                    Russell Investment Management Co.
Russell International Developed Markets Fund S                   Russell Funds                    Russell Investment Management Co.
Russell Investment Grade Bond                S                   Russell Funds                    Russell Investment Management Co.
Russell Lifepoints(R) Balanced Strategy      E                   LifePoints(R) funds Target       Russell Investment Management Co.
                                                                  Portfolio Series
Russell Lifepoints(R) Balanced Strategy      R1                  LifePoints(R) funds Target       Russell Investment Management Co.
                                                                  Portfolio Series

Russell Lifepoints(R) Balanced Strategy      R2                  LifePoints(R) funds Target       Russell Investment Management Co.
                                                                  Portfolio Series
Russell Lifepoints(R) Balanced Strategy      R3                  LifePoints(R) funds Target       Russell Investment Management Co.
                                                                  Portfolio Series
Russell Lifepoints(R) Conservative Strategy  E                    LifePoints(R) funds Target      Russell Investment Management Co.
                                                                  Portfolio Series
Russell Lifepoints(R) Conservative Strategy  R1                  LifePoints(R) funds Target       Russell Investment Management Co.
                                                                  Portfolio Series

Russell Lifepoints(R) Conservative Strategy  R2                  LifePoints(R) funds Target       Russell Investment Management Co.
                                                                  Portfolio Series
Russell Lifepoints(R) Conservative Strategy  R3                  LifePoints(R) funds Target       Russell Investment Management Co.
                                                                  Portfolio Series
Russell Lifepoints(R) Equity Growth Strategy E                   LifePoints(R) funds Target       Russell Investment Management Co.
                                                                  Portfolio Series
Russell Lifepoints(R) Equity Growth Strategy R1                  LifePoints(R) funds Target       Russell Investment Management Co.
                                                                  Portfolio Series

Russell Lifepoints(R) Equity Growth Strategy R2                  LifePoints(R) funds Target       Russell Investment Management Co.
                                                                  Portfolio Series
Russell Lifepoints(R) Equity Growth Strategy R3                  LifePoints(R) funds Target       Russell Investment Management Co.
                                                                  Portfolio Series
Russell Lifepoints(R) Growth Strategy        E                   LifePoints(R) funds Target       Russell Investment Management Co.
                                                                  Portfolio Series
Russell Lifepoints(R) Growth Strategy        R1                  LifePoints(R) funds Target       Russell Investment Management Co.
                                                                  Portfolio Series

Russell Lifepoints(R) Growth Strategy        R2                  LifePoints(R) funds Target       Russell Investment Management Co.
                                                                  Portfolio Series
Russell Lifepoints(R) Growth Strategy        R3                  LifePoints(R) funds Target       Russell Investment Management Co.
                                                                  Portfolio Series
Russell Lifepoints(R) Moderate Strategy      E                   LifePoints(R) funds Target       Russell Investment Management Co.
                                                                  Portfolio Series
Russell Lifepoints(R) Moderate Strategy      R1                  LifePoints(R) funds Target       Russell Investment Management Co.
                                                                  Portfolio Series

Russell Lifepoints(R) Moderate Strategy      R2                  LifePoints(R) funds Target       Russell Investment Management Co.
                                                                  Portfolio Series
Russell Lifepoints(R) Moderate Strategy      R3                  LifePoints(R) funds Target       Russell Investment Management Co.
                                                                  Portfolio Series
Russell Real Estate Securities Fund          E                   Russell Funds                    Russell Investment Management Co.
Russell Real Estate Securities Fund          S                   Russell Funds                    Russell Investment Management Co.
Russell Short Duration Bond                  S                   Russell Funds                    Russell Investment Management Co.
Russell Strategic Bond                       S                   Russell Funds                    Russell Investment Management Co.
Russell U.S. Core Equity Fund                E                   Russell Funds                    Russell Investment Management Co.
Russell U.S. Core Equity Fund                S                   Russell Funds                    Russell Investment Management Co.
Russell U.S. Growth                          S                   Russell Funds                    Russell Investment Management Co.
Russell U.S. Quantitative Equity Fund        E                   Russell Funds                    Russell Investment Management Co.
Russell U.S. Quantitative Equity Fund        S                   Russell Funds                    Russell Investment Management Co.
Russell U.S. Small & Mid Cap Fund            E                   Russell Funds                    Russell Investment Management Co.
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
1) Please refer to the Fund prospectus for a description of the class designation.
---------------------------------------------------------------------------------------------------------------------------------

Investment Accounts and                     Class
 Corresponding Fund                         Designation
 Portfolios                                 if any(1)                 Fund                            Investment Advisor
---------------------------------------------------------------------------------------------------------------------------------

Russell U.S. Small & Mid Cap Fund            S                   Russell Funds                    Russell Investment Management Co.
Russell U.S. Value Fund                      E                   Russell Funds                    Russell Investment Management Co.
Russell U.S. Value Fund                      S                   Russell Funds                    Russell Investment Management Co.
State Street Equity 500 Index                A                   State Street Institutional       SSgA Funds Management, Inc.
                                                                  Investment Trust
State Street Equity 500 Index                R                   State Street Institutional       SSgA Funds Management, Inc.
                                                                  Investment Trust
T. Rowe Price Blue Chip Growth               Retirement          T. Rowe Price Blue Chip          T. Rowe Price Associates, Inc.
                                                                  Growth Fund
T. Rowe Price Equity Income                  Institutional       T. Rowe Price Equity Income Fund T. Rowe Price Associates, Inc.
T. Rowe Price Equity Income                  Retirement          T. Rowe Price Equity Income Fund T. Rowe Price Associates, Inc.
T. Rowe Price European Stock Fund            No Load             T. Rowe Price International      T. Rowe Price International, Inc.
                                                                  Funds, Inc.
T. Rowe Price Growth Stock                   Advisor             T. Rowe Price Growth Stock Fund  T. Rowe Price Associates, Inc.

T. Rowe Price Growth Stock                   Retirement          T. Rowe Price Growth Stock Fund  T. Rowe Price Associates, Inc.
T. Rowe Price International                  Advisor             T. Rowe Price International      T. Rowe Price International, Inc.
Growth and Income                                                 Funds, Inc.
T. Rowe Price International                  Retirement          T. Rowe Price International      T. Rowe Price International, Inc.
Growth and Income                                                 Funds, Inc.
T. Rowe Price International Stock            Retirement          T. Rowe Price International      T. Rowe Price International, Inc.
                                                                  Funds, Inc.
T. Rowe Price Mid-Cap Growth                 Retirement          T. Rowe Price Mid-Cap Growth     T. Rowe Price Associates, Inc.
                                                                  Fund, Inc.
T. Rowe Price Mid-Cap Value                  Advisor             T. Rowe Price Mid-Cap Value Fund T. Rowe Price Associates, Inc.

T. Rowe Price Mid-Cap Value                  Retirement          T. Rowe Price Mid-Cap Value Fund T. Rowe Price Associates, Inc.

Templeton Foreign                            A                   Templeton Foreign Fund           Templeton Global Advisors Limited
Templeton Foreign                            Retirement          Templeton Foreign Fund           Templeton Global Advisors Limited
Templeton Growth                             A                   Templeton Growth Fund, Inc.      Templeton Global Advisors Limited
Templeton Growth                             Retirement          Templeton Growth Fund, Inc.      Templeton Global Advisors Limited
Thornburg Core Growth                        R3                  Thornburg Funds                  Thornburg Investment
                                                                                                   Management, Inc.
Thornburg Core Growth                        R5                  Thornburg Funds                  Thornburg Investment
                                                                                                   Management, Inc.
Thornburg International Value                R3                  Thornburg Funds                  Thornburg Investment
                                                                                                   Management, Inc.
Thornburg International Value                R5                  Thornburg Funds                  Thornburg Investment
                                                                                                   Management, Inc.
Thornburg Limited-Term Income                R3                  Thornburg Funds                  Thornburg Investment
                                                                                                    Management, Inc.
Thornburg Limited-Term US Government         R3                  Thornburg Funds                  Thornburg Investment
                                                                                                    Management, Inc.
Thornburg Value                              R3                  Thornburg Funds                  Thornburg Investment
                                                                                                   Management, Inc.
Timothy Plan Conservative Growth Fund        A                   The Timothy Plan(R)              Timothy Partners, Ltd
Timothy Plan Strategic Growth Fund           A                   The Timothy Plan(R)              Timothy Partners, Ltd
Vanguard Explorer                            Investor            Vanguard Explorer FundTM         AXA Rosenberg Investment
                                                                                                   Management LLC; Century Capital
                                                                                                   Management, LLC; Chartwell
                                                                                                   Investment Partners, L.P.;
                                                                                                   Granahan Investment Management,
                                                                                                   Inc.; Kalmar Investment Advisers
                                                                                                   The VanguardGroup, Inc. and
                                                                                                   Wellington Management Co., LLP
Vanguard Short-Term Federal                  Investor            Vanguard Fixed Income            The Vanguard Group
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
1) Please refer to the Fund prospectus for a description of the class designation.
----------------------------------------------------------------------------------------------------------------------------

Each of the Funds has a different investment objective. An Owner or a Participant (depending on the Contract) may allocate contributions to one or more of the Investment Accounts available under a Contract. A Participant's Account Value will increase or decrease in dollar value depending upon the investment performance of the corresponding fund portfolio in which the Investment Account invests. These amounts are not guaranteed. The Owner or the Participant bears the investment risk for amounts allocated to an Investment Account of the Variable Account.



FIXED INTEREST ACCOUNT AND STABLE VALUE ACCOUNT

An Owner or a Participant (depending on the Contract) may allocate contributions to the FIA or to the SVA, which are part of AUL's General Account. Amounts allocated to the FIA earn interest at rates periodically determined by AUL. The FIA rates are guaranteed to be at least equal to a minimum effective annual rate ranging from 1 percent to 4 percent, depending on the Contract. The SVA has no minimum guarantee. See the Section "The Fixed Interest Account" and "Stable Value Account" later in this Prospectus.




CONTRIBUTIONS

For Recurring Contribution Contracts, contributions may vary in amount and frequency. A Plan may impose maximum and minimum contribution limits depending on the type of Plan. In a Single Contribution Contract, Participants must make contributions of at least $1,000 or $5,000, depending on the contract. See the Section "Contributions under the Contracts" later in this Prospectus.


TRANSFERS

An Owner or a Participant (depending on the Contract) may transfer part or all of his or her Variable Account Value among the Investment Accounts or to the FIA or SVA at any time during the Accumulation Period, subject to certain restrictions. Similarly, an Owner or a Participant may transfer part or all of his or her FIA or SVA Value to one (1) or more of the available Investment Accounts during the Accumulation Period, subject to certain restrictions. For a detailed explanation of transfer rights and restrictions, please refer to the Section "Transfers of Account Value" later in this Prospectus.

WITHDRAWALS

The Participant may surrender or take a withdrawal from the Account Value at any time before the Annuity Commencement Date, subject to the limitations under any applicable Plan, the Contract and applicable law. See the Section "Cash Withdrawals" later in this Prospectus.

Certain retirement programs, such as 403(b) Programs, are subject to constraints on withdrawals and surrenders. See "Constraints on Withdrawals." In addition, distributions under certain retirement programs may result in a tax penalty. See the Section "Tax Penalty" later in this Prospectus. A withdrawal or surrender may also be subject to a withdrawal charge and a market value adjustment, ("MVA"). See the Sections "Withdrawal Charge" and "The Fixed Interest Account" later in this Prospectus.

THE DEATH BENEFIT

If a Participant dies during the Accumulation Period, AUL will pay a death benefit to the Beneficiary. Generally, the amount of the death benefit is equal to the vested portion of the Participant's Account Value minus any outstanding loan balances and any due and unpaid charges on those loans. Some Contracts may contain a provision for a guaranteed minimum death benefit. A death benefit will not be payable if the Participant dies on or after the Annuity Commencement Date, except as may be provided under the Annuity Option elected. See the Sections "The Death Benefit" and "Annuity Options" later in this Prospectus.

ANNUITY OPTIONS

The Contracts provide for several fixed Annuity Options, any one of which may be elected if permitted by the applicable Plan and applicable law. AUL will pay fixed and guaranteed payments under the Annuity Options. See the Section "Annuity Period" later in this Prospectus.

CHARGES

Depending on the Contract, AUL may deduct certain charges in connection with the operation of the Contracts and the Variable Account. These charges are described below.

WITHDRAWAL CHARGE

AUL does not impose a sales charge at the time a contribution is made to a Participant's Account under a Contract. If the Participant makes a cash withdrawal or the Owner surrenders the Contract, AUL may assess a withdrawal charge (which may also be referred to as a contingent deferred sales charge. In most Contracts, the Withdrawal Charge only applies, where the Participant's Account (or, in some Contracts, the Contract) has not been in existence for a certain period of time. AUL will not assess a withdrawal charge upon the payment of a death benefit under a Contract. Under certain Contracts known as "Benefit Responsive" Contracts, AUL will not impose withdrawal charges under certain circumstances. See the Section "Withdrawal Charge" later in this Prospectus.


PREMIUM TAX CHARGE

Various states impose a tax on premiums received by insurance companies. AUL assesses a premium tax charge to reimburse itself for premium taxes that it incurs, which are directly related to amounts received for the Participant from the balance applied to purchase an annuity, which usually will be deducted at the time annuity payments commence. Premium taxes currently range from 0 percent to 3.5 percent, but are subject to change by such governmental entities. See the Section "Premium Tax Charge" later in this Prospectus.


ASSET CHARGE

AUL deducts a daily charge in an amount not greater than an annual rate of 1.25 percent of the average daily net assets of each Investment Account of the Variable Account, depending upon your Contract. Provided that certain contractual and underwriting conditions are met, some Contracts may have a portion of this charge offset in the form of a credit of Accumulation Units to Participant Accounts. See the Sections "Asset Charge" and "Variable Investment Plus" later in this Prospectus.


ADMINISTRATIVE CHARGE

AUL may deduct from a Participant's Account an Administrative Charge equal to a maximum of $50 per year, deducted quarterly in equal installments. For some Contracts, the Administrative Charge may be completely waived. The charge is only assessed during the Accumulation Period. An Administrative Charge will not be imposed on certain Contracts if the value of a Participant's Account is equal to a certain minimum on the quarterly Contract anniversary. See the Section "Administrative Charge" later in this Prospectus.


ADDITIONAL CHARGES AND FEES

Some Contracts may contain additional charges and fees for services such as loan initiation, loan maintenance, non-electronic transfers, distributions, providing investment advice, brokerage window services, guaranteed minimum death benefit and contract termination. See the "Expense Table" and the Section "Additional Charges and Fees" later in this Prospectus.

EXPENSES OF THE FUNDS

Each Investment Account of the Variable Account purchases shares of the corresponding Portfolio of one of the Funds. The price of the shares reflects investment advisory fees and other expenses paid by each Portfolio. In addition, some Funds may charge a redemption fee for short-term trading. Please consult the Funds' Prospectuses for a description of these fees and expenses.

TEN-DAY FREE LOOK

Under 403(b), 408, 408A, HRA, HSA, post-employment benefit plan Contracts, the Owner has the right to return the Contract for any reason within ten (10) days (or, in some states, twenty (20) days) of receipt. If this right is exercised, the Contract will be considered void from its inception and AUL will fully refund any contributions.

TERMINATION BY THE OWNER

An Owner of a Contract acquired in connection with an Employee Benefit Plan, a 457 or 409A Program, or an Employer Sponsored 403(b) Program may terminate the Contract by sending proper written notice of termination to AUL at the Corporate Office. Upon termination of such a Contract, the Owner may elect from the payment options offered under the Contract. Under one payment option available under certain Contracts, AUL may assess an investment liquidation charge (or in some Contracts, apply a positive or negative MVA) on a Participants' Fixed Interest Account Withdrawal Value. This option is currently not available to Guaranteed Benefit Employer Sponsored 403(b), HRA, HSA and OPEB Contracts. Under another payment option, AUL will not assess an investment liquidation charge or MVA. However, amounts attributable to the aggregate Withdrawal Values derived from the FIA of all Participants under the Contract shall be paid in five (5), six (6), seven (7), or eleven (11) approximately equal annual installments, depending on the Contract. The aggregate SVA Account Value of all Participants under the Contract shall be transferred to a fixed interest account and the Guaranteed SVA Account Value shall be paid out three hundred sixty-five (365) days following the date that AUL receives notice of Contract termination from the Owner. An earlier payout may be arranged at AUL's discretion. For more information on termination by an Owner, including information on the payment options and the investment liquidation charge (or the MVA), see the Section "Termination by the Owner" later in this Prospectus.




CONTACTING AUL

Individuals should direct all inquiries, notices, and forms required under these Contracts to AUL at the address of the Annuity Service Office provided in the front of this Prospectus.

                                 EXPENSE TABLE

The following tables describe the fees and expenses that the Owner will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that the Owner will pay at the time that the Owner buys the Contract, surrenders the Contract, or transfers Account Value between Investment Accounts. State Premium taxes may also be deducted. See "Premium Tax Charge." The information contained in the table is not generally applicable to amounts allocated to the FIA or to annuity payments under an Annuity Option.




Participant Transaction Expenses
  Maximum Deferred Sales Load (withdrawal charge)(1).......................................................................    8%


Optional Fees (Applicable to Certain Contracts)
  Maximum Loan Initiation Fee(2)...........................................................................................  $100
  Maximum Charge for Non-Electronic Transfers(3)...........................................................................    $5
  Maximum Annual Charge for Non-Electronic Contributions...................................................................$1,000
  Maximum Distribution Fee(4)..............................................................................................   $40
  Maximum Contract Termination Individual Participant Check Fee(5).........................................................  $100

The next table describes the fees and expenses that the Owner will pay periodically during the time that the Owner owns the Contract, not including
Fund expenses.


Maximum Administrative Charge (per year)(6)..............................................................................     $50
Maximum Brokerage Window Fee(7)..........................................................................................    $100
Separate (Variable) Account Annual Expenses (as a percentage of average account value)
  Maximum Total Separate Account Annual Expenses (Asset Charge)(8).......................................................   1.25%
Investment Advice Provider Fee(9)....................................................................................... May vary
Maximum Managed Account Service Fee (9).................................................................................    1.00%

Maximum Plan Sponsor Investment Option Advisory Fee(10).................................................................. $ 1,500

Maximum Guaranteed Minimum Death Benifit Option(per year)(11)............................................................   0.20%

Maximum Loan Administrative Fee(12).........................................................................................  $50


(1) The withdrawal charge varies based on the Contract. The maximum withdrawal charge is 8 percent of the Account Value in excess of any 10 percent free-out in Contracts containing a 10 percent free-out provision, for the first five (5) years, 4 percent of the Account Value in excess of any applicable 10 percent free-out for the next five (5) years, and no withdrawal charge beyond the tenth (10th) year. In some Contracts where no Participant Accounts are maintained, there is a 5 percent withdrawal charge. Your charges may be less than the charges described. See the section "Withdrawal Charges" later in this prospectus.

(2) AUL may assess a Loan Initiation Fee of up to $100 per loan against the Account of any Participant for whom a Plan loan withdrawal is requested.

(3) AUL may charge a service fee of up to $5 per transfer for non-electronic transfers between Investment Options, which will either be billed to the owner or deducted from the Participant's Account.

(4) AUL may bill the Owner for a Distribution Fee of up to $40 for each Participant for whom a withdrawal is made in which the entire Participant Account is distributed in a lump sum. Alternatively, AUL may assess this Distribution Fee against the affected Participant Accounts if permitted by applicable law, regulations or rulings.

(5) AUL may bill the Owner a fee of up to $100 for each Participant for whom an individual check is prepared upon Contract termination. This Fee will not apply to a lump-sum payment to the Owner upon Contract termination. Alternatively, AUL may assess this Fee against the affected Participant Accounts if permitted by applicable law, regulations or rulings.

(6) The Administrative Charge may be less than $50 per year, based on the size of the Participant's Account and/or the type of Contract.

(7) The Brokerage Window is only available with certain Employer Sponsored contracts at certain asset levels. AUL may bill the Owner for this charge or deduct the charge from the Participant's Account.

(8) This charge may be less than 1.25 percent for certain Contracts. A Contract's Asset Charge may be 0.00 percent, 0.25 percent, 0.50 percent,
     0.75 percent, 1.00 percent or 1.25 percent. Furthermore, a portion of the asset charge may be credited back to a Participant's account in the form of Accumulation Units. The number of Accumulation Units credited will depend on the terms of the Contract and the aggregate variable investment account assets on deposit. Please refer to your Contract for details regarding the Asset Charge applicable to you.

(9) Investment Advice Provider Fee and Managed Account Service Fee: AUL may bill the Owner for an investment advice provider fee in an amount separately agreed upon by the Owner and the third-party investment advice provider. There is no cost to the Participant when using the basic investment advice service. AUL may also assess an account management fee directly against the Account of each Participant who utilizes the more detailed, hands-on managed accounts service. The fee for the managed account service is one percent of the total account value annually, paid in .25 percent quarterly installments. AUL will forward a portion of the fee to the investment advice provider and may retain a portion of the fee for administrative and distribution services.

(10) Plan Sponsor Investment Option Advisory Fee: AUL may bill the Owner for a Plan Sponsor Investment Option Fee. If this option is chosen, the maximum fee of $1,500 applies to plans with assets under $20,000,000. Plans with assets greater than $20,000,000 must contact AUL to determine the applicable fee.

(11) This charge only applies to certain IRA Contracts. This fee is deducted quarterly.

(12) AUL may charge a loan administration fee of up to $50 per loan annually, which will either be billed to the Owner or deducted from the Participant's Account.



The next table shows the minimum and maximum total operating expenses charged by the Funds that the Owner may pay periodically during the time that the Owner owns the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

Total Fund Annual Operating Expenses                        Minimum      Maximum


(expenses that are deducted from Fund
assets, including management fees, distribution
and/or service (12b-1) fees,
and other expenses*).......................................   0.20%        1.91%

*In addition, some Funds may charge a redemption fee for short-term trading in their Fund. Please consult the Fund prospectus for details.

                                    EXAMPLE

The Example is intended to help the Owner compare the cost of investing in the contract with the cost of investing in other variable annuity Contracts. These costs include Participant transaction expenses, Contract fees, separate account annual expenses, and Fund fees and expenses.

The Example assumes that the Owner invests $10,000 in the Contract for the time periods indicated. The Example also assumes that the Owner's investment has a 5 percent return each year and assumes the maximum fees and expenses of any of the Funds. Although the Owner's actual costs may be higher or lower, based on these assumptions, the Owner's costs would be:



(1) If you surrender your Contract at the end of the applicable time period:

1 Year          3 Years          5 Years          10 Years

$1,115           $1,916           $2,732           $4,440

(2) If you annuitize at the end of the applicable time period:

1 Year          3 Years          5 Years          10 Years

$  388          $1,174           $1,974           $4,040

(3) If you do not surrender your Contract:

1 Year          3 Years          5 Years          10 Years

$  388          $1,174           $1,974           $4,040

                          CONDENSED FINANCIAL INFORMATION

The following table presents Condensed Financial Information with respect to each of the Investment Accounts of the Variable Account for the ten-year period from December 31, 1999 or the first deposit (as listed beside the beginning value in the year of inception), whichever is more recent, through December 31, 2008. No information is available for periods prior to these dates.

The following table should be read in conjunction with the Variable Account's financial statements, which are included in the Variable Account's Annual Report dated as of December 31, 2008. The Variable Account's financial statements have been audited by PricewaterhouseCoopers LLP, the Variable Account's Independent Public Registered Accounting Firm.



Investment Account              Accumulation Unit Value           Accumulation Unit Value         Number of Accumulation Units
and Class if any               At Beginning of Period              At End of Period                Outstanding At End of Period
------------------               -----------------------         -----------------------         -------------------------
OneAmerica Asset Director Portfolio
Class O
Band 125
  2008                                $ 4.62                          $ 3.40                      18,548,557
  2007                                  4.45                            4.62                      21,938,209
  2006                                  4.08                            4.45                      18,879,420
  2005                                  3.83                            4.08                      15,641,018
  2004                                  3.48                            3.83                      14,894,289
  2003                                  2.76                            3.48                      13,400,476
  2002                                  2.87                            2.76                      13,164,496
  2001                                  2.63                            2.87                      12,753,881
  2000                                  2.30                            2.63                      10,360,033
  1999                                  2.35                            2.30                      11,417,366
Band S
  2005                                $ 1.54                          $ 1.63                          74,923
  2004                                  1.40                            1.54                          49,468
  2003                                  1.11                            1.40                          30,173
  2002                                  1.27                            1.11                          20,490
  2001                                  1.25                            1.27                          17,617
  2000                                  1.13                            1.25                          41,667
  1999                                  1.18                            1.13                          38,741
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
OneAmerica Asset Director Portfolio
Advisor
Band 125
  2008                                $ 1.70                          $ 1.25                       5,115,585
  2007                                  1.64                            1.70                       3,412,279
  2006                                  1.52                            1.64                       1,815,170
Band 100
  2008                                $ 1.72                          $ 1.26                           5,468
Band 50
  2008                                $ 1.76                          $ 1.30                         573,237
  2007                                  1.69                            1.76                         605,736
  2006                                  1.55                            1.69                         578,466
Band 0
  2008                                $ 1.81                          $ 1.34                         331,408
  2007                                  1.72                            1.81                         248,218
  2006                                  1.58                            1.72                         244,777
  2005                                  1.43                            1.58                         726,297
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
OneAmerica Investment Grade Bond Portfolio
Class O
Band 125
  2008                                $ 2.57                          $ 2.52                       7,244,570
  2007                                  2.45                            2.57                       7,662,171
  2006                                  2.39                            2.45                       9,226,129
  2005                                  2.37                            2.39                      12,343,459
  2004                                  2.30                            2.37                      12,786,315
  2003                                  2.22                            2.30                      13,248,507
  2002                                  2.09                            2.22                      14,031,515
  2001                                  1.97                            2.09                      10,785,661
  2000                                  1.80                            1.97                       7,983,484
  1999                                  1.85                            1.80                       7,392,277
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
OneAmerica Investment Grade Bond Portfolio
Advisor
Band 125
  2008                                $ 1.13                          $ 1.10                         948,352
  2007                                  1.08                            1.13                         898,512
  2006                                  1.05                            1.08                         729,566
Band 100
  2008                                $ 1.14                          $ 1.11                           4,593
  2007                                  1.08                           1.14                           2,216
Band 50
  2008                                $ 1.16                          $ 1.14                         535,444
  2007                                  1.10                            1.16                         361,830
  2006                                  1.07                            1.10                         306,017
  2005                                  1.05                            1.07                         444,127
  2004                                  1.02                            1.05                          80,102
  2003                                  1.01 (05/01/2003)               1.02                               0
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
OneAmerica Money Market Portfolio
Class O
Band 125
  2008                                $ 1.57                          $ 1.58                      22,252,629
  2007                                  1.52                            1.57                      20,300,004
  2006                                  1.47                            1.52                      20,083,807
  2005                                  1.45                            1.47                      20,497,268
  2004                                  1.45                            1.45                      21,247,118
  2003                                  1.46                            1.45                      21,895,488
  2002                                  1.46                            1.46                      22,600,885
  2001                                  1.43                            1.46                      21,163,682
  2000                                  1.37                            1.43                      17,689,664
  1999                                  1.32                            1.37                      16,194,739
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
OneAmerica Money Market Portfolio
Advisor
Band 125
  2008                                $ 1.06                          $ 1.07                       6,190,060
  2007                                  1.03                            1.06                       3,019,859
  2006                                  1.00                            1.03                       1,236,446
Band 100
  2008                                $ 1.07                          $ 1.08                           7,317
  2007                                  1.04                            1.07                          14,951
Band 50
  2008                                $ 1.09                          $ 1.11                         174,240
  2007                                  1.05                            1.09                         429,722
  2006                                  1.01                            1.05                         427,976
  2005                                  0.98                            1.01                         394,611
  2004                                  0.99                            0.98                               0
  2003                                  1.00 (01/01/2003)               0.99                               0

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
OneAmerica Socially Responsive Portfolio
Class O
Band 125
 2008                                 $ 1.04                          $ 0.65                         323,432
 2007                                   1.02                            1.04                         934,786
 2006                                   1.00(03/31/2006)                1.02                         693,119
Band 25
 2008                                 $ 1.00(05/01/2008)              $ 0.67                          51,129
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
OneAmerica Socially Responsive Portfolio
Advisor
Band 125
  2008                                $ 1.03                          $ 0.64                          92,328
  2007                                  1.01                            1.03                          39,600
  2006                                  1.00 (03/31/2006)               1.01                              32
Band 100
  2008                                $ 1.04                          $ 0.65                           2,696
  2007                                  1.02                            1.04                           1,260
  2006                                  1.00                            1.02                             555
 Band 0
  2008                                $ 1.06                          $ 0.66                         233,697
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
OneAmerica Value Portfolio
Class O
Band 125
  2008                                $ 6.26                          $ 3.90                      11,924,811
  2007                                  6.12                            6.26                      14,525,291
  2006                                  5.46                            6.12                      15,817,104
  2005                                  5.03                            5.46                      17,500,653
  2004                                  4.43                            5.03                      17,430,617
  2003                                  3.29                            4.43                      16,240,130
  2002                                  3.58                            3.29                      15,896,163
  2001                                  3.25                            3.58                      14,015,800
  2000                                  2.80                            3.25                      12,597,555
  1999                                  2.86                            2.80                      14,055,411
Band 25
  2008                                $ 6.53                          $ 4.11                          29,294
Band S
  2008                                $36.77                          $23.08                         114,523
  2007                                 35.69                           36.77                         129,107
  2006                                 31.59                           35.69                         151,386
  2005                                 28.89                           31.59                         159,807
  2004                                 25.21                           28.89                         177,832
  2003                                 18.43                           25.21                         186,000
  2002                                 20.39                           18.43                         197,000
  2001                                 18.55                           20.39                         242,000
  2000                                 16.04                           18.55                         360,000
  1999                                 16.32                           16.04                         653,000
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
OneAmerica Value Portfolio
Advisor
 Band 125
  2008                                $ 1.98                          $ 1.23                       2,515,843
  2007                                  1.94                            1.98                       2,706,754
  2006                                  1.76                            1.94                       2,160,811
 Band 100
  2008                                $ 2.00                          $ 1.25                           3,852
  2007                                  1.96                            2.00                             988
 Band 50
  2008                                $ 2.05                          $ 1.28                         383,363
  2007                                  1.99                            2.05                         435,165
  2006                                  1.74                            1.99                         445,204
  2005                                  1.61                            1.74                         567,709
  2004                                  1.30                            1.61                             119
  2003                                  1.05 (5/01/2003)                1.30                               0
 Band 0
  2008                                $ 2.10                          $ 1.32                          78,347
  2007                                  2.04                            2.10                         355,056
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

AIM Basic Value
Class A
Band 125
  2008                                $ 1.28                          $ 0.61                         326,445
  2007                                  1.28                            1.28                         291,817
  2006                                  1.15                            1.28                         286,574
  2005                                  1.10                            1.15                         261,303
  2004                                  1.01                            1.10                         248,793
  2003                                  0.77                            1.01                         206,652
  2002                                  1.00 (10/01/2003)               0.77                         153,916
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
AIM Basic Value
Retirement
Band 125
  2008                                $ 1.41                          $ 0.67                          36,389
  2007                                  1.42                            1.41                          40,374
  2006                                  1.27                            1.42                          32,224
  2005                                  1.22                            1.27                           9,269
  2004                                  1.12                            1.22                             643
  2003                                  1.01                            1.12                               0
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
 AIM Capital Development Fund
 Institutional
 Band 125
  2008                                $ 1.14                          $ 0.60                          20,419
  2007                                  1.04                            1.14                          14,758
  2006                                  1.00 (10/23/2006)               1.04                               0
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

 AIM Capital Development Fund
 Retirement
 Band 125
  2008                                $ 1.13                          $ 0.59                           2,715
  2007                                  1.04                            1.13                               0
  2006                                  1.00 (10/23/2006)               1.04                               0
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
 AIM Dynamics
 Band 125
 Investor
  2008                                $ 3.02                          $ 1.58                         238,095
  2007                                  2.72                            3.02                         192,019
  2006                                  2.37                            2.72                         179,751
  2005                                  2.17                            2.37                         104,346
  2004                                  1.96                            2.17                         112,075
  2003                                  1.44                            1.96                          77,788
  2002                                  2.18                            1.44                          22,734
  2001                                  2.72                            2.18                             145
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

AIM Energy
Class A
Band 125
  2008                                $ 3.81                          $ 2.11                         676,747
  2007                                  2.66                            3.81                         335,252
  2006                                  2.46                            2.66                         117,533
  2005                                  1.62                            2.46                          23,062
  2004                                  1.20                            1.62                             469
  2003                                  1.07                            1.20                               0
Band 100
  2008                                $ 3.86                          $ 2.14                          16,749
Band 0
  2008                                $ 4.05                          $ 2.27                          20,334
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
AIM Energy
Investor
Band 125
  2008                                $ 3.18                          $ 1.76                         554,966
  2007                                  2.22                            3.18                         514,222
  2006                                  2.05                            2.22                         311,891
  2005                                  1.35                            2.05                         368,789
  2004                                  1.00                            1.35                          69,703
  2003                                  0.82                            1.00                          52,892
  2002                                  0.87                            0.82                          47,128
  2001                                  1.10                            0.87                               0
----------------------------------------------------- ---------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
AIM Financial Services
Class A
Band 125
  2008                                $ 1.23                          $ 0.48                          44,713
  2007                                  1.62                            1.23                          27,009
  2006                                  1.41                            1.62                           8,040
  2005                                  1.36                            1.41                           2,129
  2004                                  1.27                            1.36                               0
  2003                                  1.00 (4/14/2003)                1.27                               0
Band 100
  2008                                $ 1.24                          $ 0.49                          43,094
Band 0
  2008                                $ 1.30                          $ 0.52                             917
AIM Financial Services
Investor
Band 125
  2008                                $ 1.03                          $ 0.41                         258,646
  2007                                  1.36                            1.03                         222,865
  2006                                  1.18                            1.36                         251,795
  2005                                  1.14                            1.18                          99,628
  2004                                  1.06                            1.14                         224,049
  2003                                  0.83                            1.06                         148,793
  2002                                  0.99                            0.83                          75,375
  2001                                  1.03                            0.99                           3,556
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
 AIM Global Equity
 Class A
 Band 125
  2008                                $ 1.78                          $ 0.99                          95,992
  2007                                               1.71               1.78                          88,759
  2006                                  1.49 (01/01/2006)               1.71                       2,083,409
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
AIM Global Equity
Institutional
Band 125
  2008                                $ 0.91                          $ 0.54                       3,545,307
  2007                                  1.00 (5/24/07)                  0.91                       3,818,381
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
AIM Global Health Care Fund
Class A
Band 125
  2008                                $  1.55                         $ 1.10                          41,678
  2007                                   1.41                           1.55                          32,857
  2006                                   1.37                           1.41                           3,021
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
AIM Global Health Care Fund
Class A
Band 100
  2008                                $ 1.57                          $ 1.11                           7,202
  2007                                  1.42                            1.57                           2,129
  2006                                  1.15                            1.42                           1,853
  2005                                  1.07                            1.15                         287,496
  2004                                  1.02                            1.07                         301,686
  2003                                  0.88                            1.02                         152,134
  2002                                  1.10                            0.88                          66,034
  2001                                  1.09                            1.10                             766
 Band 0
  2008                                $ 1.64                          $ 1.18                           4,250
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
AIM Global Health Care Fund
Investor
Band 125
  2008                                $ 1.31                          $ 0.93                         354,406
  2007                                  1.19                            1.31                         312,033
  2006                                  1.16 (01/01/2006)               1.19                         336,056
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
AIM International Growth Fund
Institutional
Band 125
  2008                                $ 1.23                          $ 0.72                         513,771
  2007                                  1.08                            1.23                         531,484
  2006                                  1.00 (10/23/2006)               1.08                               0
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
AIM International Growth Fund
Retirement
Band 125
  2008                                $ 1.22                          $ 0.71                           9,479
  2007                                  1.08                            1.22                               0
  2006                                  1.00 (10/23/2006)               1.08                               0
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
AIM Leisure
Class A
Band 125
  2008                                $ 1.66                          $ 0.94                          37,603
  2007                                  1.69                            1.66                          57,193
  2006                                  1.40 (01/01/2006)               1.69                           9,388
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
 AIM Mid Cap Core Equity
 Class A
 Band 125
  2008                                $ 1.50                          $ 1.08                       1,042,213
  2007                                  1.39                            1.50                         850,065
  2006                                  1.26                            1.39                         896,845
  2005                                  1.19                            1.26                         748,926
  2004                                  1.06                            1.19                         576,403
  2003                                  0.84                            1.06                         299,862
  2002                                  1.00                            0.84                          92,931
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
AIM Mid Cap Core Equity
Retirement
Band 125
  2008                                $ 1.50                          $ 1.08                         933,674
  2007                                  1.39                            1.50                         542,372
  2006                                  1.29                            1.39                         585,636
Band 100
  2008                                $ 1.52                          $ 1.09                          12,881
  2007                                  1.40                            1.52                           4,143
Band 0
  2008                                $ 1.59                          $ 1.15                          45,310
  2007                                  1.45                            1.59                          17,863
  2006                                  1.29                            1.45                           7,408
  2005                                  1.20                            1.29                         391,507
  2004                                  1.07                            1.20                         132,136
  2003                                  1.00                            1.07                               0
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
AIM Small Cap Growth
Class A
Band 125
  2008                                $ 1.51                          $ 0.92                         173,270
  2007                                  1.38                            1.51                         168,921
  2006                                  1.22                            1.38                         149,799
  2005                                  1.14                            1.22                          72,139
  2004                                  1.08                            1.14                          32,156
  2003                                  0.78                            1.08                          20,363
  2002                                  1.00                            0.78                              65
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

AIM Small Cap Growth
 Retirement
 Band 125
  2008                                $ 1.49                          $ 0.90                         280,467
  2007                                  1.36                            1.49                         171,062
  2006                                  1.20                            1.36                          61,799
  2005                                  1.13                            1.20                          28,170
  2004                                  1.07                            1.13                          13,033
  2003                                  0.98 (10/01/2003)               1.07                               0
--------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
AIM Technology
Class A
Band 125
  2008                                $ 1.65                          $ 0.91                          43,113
  2007                                  1.56                            1.65                          34,296
  2006                                  1.44                            1.56                          23,198
  2005                                  1.43                            1.44                           7,904
  2004                                  1.40                            1.43                           4,422
  2003                                  1.28 (10/01/2003)               1.40                               0
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
AIM Technology
Investor
Band 125
  2008                                $ 0.79                          $ 0.43                         294,546
  2007                                  0.74                            0.79                         243,206
  2006                                  0.69                            0.74                         359,230
  2005                                  0.68                            0.69                         261,489
  2004                                  0.67                            0.68                         265,178
  2003                                  0.47                            0.67                         183,900
  2002                                  0.91                            0.47                         159,525
  2001                                  1.28                            0.91                             914
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Alger American Balanced
Class O
Band 125
  2008                                $ 1.11                          $ 0.75                       1,653,604
  2007                                  1.00                            1.11                       1,798,815
  2006                                  0.97                            1.00                       2,711,777
  2005                                  0.90                            0.97                       5,309,729
  2004                                  0.80                            0.90                       5,608,418
  2003                                  0.75                            0.80                       4,846,307
  2002                                  0.86                            0.75                       3,565,920
  2001                                  0.89                            0.86                       2,331,733
  2000                                  0.97                            0.89                         404,710
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Alger American Capital Appreciation
Class O
Band 125
  2008                                $ 0.88                          $ 0.48                       6,909,800
  2007                                  0.67                            0.88                       7,111,480
  2006                                  0.57                            0.67                       5,737,983
  2005                                  0.50                            0.57                       4,587,833
  2004                                  0.47                            0.50                      30,808,431
  2003                                  0.35                            0.47                       3,023,797
  2002                                  0.54                            0.35                       1,648,485
  2001                                  0.65                            0.54                         855,690
  2000                                  0.87                            0.65                          48,491
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Alger American LargeCap Growth Portfolio
Class O
Band 125
  2008                                $ 3.10                          $ 1.65                      20,659,794
  2007                                  2.62                            3.10                      22,234,403
  2006                                  2.52                            2.62                      27,277,733
  2005                                  2.28                            2.52                      35,493,177
  2004                                  2.19                            2.28                      37,865,891
  2003                                  1.64                            2.19                      38,799,525
  2002                                  2.48                            1.64                      35,535,748
  2001                                  2.85                            2.48                      33,303,582
  2000                                  3.38                            2.85                      30,678,545
  1999                                  2.56                            3.38                      24,826,105
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Alger Capital Appreciation
Institutional
Band 125
  2008                                $ 1.37                          $ 0.76                         328,522
  2007                                  1.05                            1.37                         111,363
  2006                                  1.00 (10/23/2006)               1.05                               0
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Alger Capital Appreciation
Retirement
Band 125
  2008                                $ 1.36                          $ 0.75                         323,390
  2007                                  1.05                            1.36                          53,880
  2006                                  1.00 (10/23/2006)               1.05                               0
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Alger Small Cap Growth Institutional
Class I
Band 125
  2008                                $ 1.18                          $ 0.63                         994,455
  2007                                  1.04                            1.18                         740,688
  2006                                  1.00 (10/23/2006)               1.04                               0
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Alger Small Cap Growth Institutional
Class R
Band 125
  2008                                $ 1.18                          $ 0.63                         370,482
  2007                                  1.04                            1.18                          97,979
  2006                                  1.00 (10/23/2006)               1.04                               0
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein 2010 Retirement Strategy
Advisor
Band 125
  2008                                $ 0.99                          $ 0.66                         201,121
Band 25
  2008                                  0.99                            0.66                       4,481,338
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein 2010 Retirement Strategy
Retirement
Band 125
  2008                                $ 0.99                          $ 0.65                         106,865
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein 2015 Retirement Strategy
Advisor
Band 125
  2008                                $ 0.99                          $ 0.63                         749,527
Band 25
  2008                                $ 0.99                          $ 0.64                       7,706,078
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein 2015 Retirement Strategy
Retirement
Band 125
  2008                                $ 0.99                          $ 0.63                         356,674
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein 2020 Retirement Strategy
Advisor
Band 125
  2008                                $ 0.99                          $ 0.60                         302,933
Band 25
  2008                                $ 0.99                          $ 0.61                       6,857,237
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein 2020 Retirement Strategy
Retirement
Band 125
  2008                                $ 0.99                          $ 0.60                         163,638
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein 2025 Retirement Strategy
Advisor
Band 125
  2008                                $ 0.98                          $ 0.58                       1,284,111
Band 25
  2008                                $ 0.99                          $ 0.59                       4,361,578
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein 2025 Retirement Strategy
Retirement
Band 125
  2008                                $ 0.98                          $ 0.58                          84,088
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein 2030 Retirement Strategy
Advisor
Band 125
  2008                                $ 0.98                          $ 0.58                       1,151,140
Band 25
  2008                                $ 0.99                          $ 0.58                       3,052,004
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein 2030 Retirement Strategy
Retirement
Band 125
  2008                                $ 0.98                          $ 0.57                         294,006
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein 2035 Retirement Strategy
Advisor
Band 125
  2008                                $ 0.98                          $ 0.57                          96,468
Band 25
  2008                                $ 0.98                          $ 0.58                       1,953,772
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein 2035 Retirement Strategy
Retirement
Band 125
  2008                                $ 0.98                          $ 0.57                          49,544
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein 2040 Retirement Strategy
Advisor
Band 125
  2008                                $ 0.98                          $ 0.57                         531,200
Band 25
  2008                                $ 0.99                          $ 0.58                       1,266,007
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein 2040 Retirement Strategy
Retirement
Band 125
  2008                                $ 0.98                          $ 0.57                         128,919
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein 2045 Retirement Strategy
Advisor
Band 125                              $ 0.98                          $ 0.57                          60,509
 2008
Band 25
 2008                                   0.99                            0.58                         761,455
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein 2045 Retirement Strategy
Retirement
Band 125
  2008                                $ 0.98                          $ 0.57                          17,269
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein 2050 Retirement Strategy
Advisor
Band 125
  2008                                $ 0.99                          $ 0.58                           5,011
Band 25
  2008                                $ 0.99                          $ 0.58                         149,754
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein 2050 Retirement Strategy
Retirement
Band 125
  2008                                $ 0.98                          $ 0.57                           5,406
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein 2055 Retirement Strategy
Advisor
Band 125
  2008                                $ 0.99                          $ 0.58                           6,867
Band 25
  2008                                $ 0.99                          $ 0.58                          41,700
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein 2055 Retirement Strategy
Retirement
Band 125
  2008                                $ 0.98                          $ 0.57                          15,430
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Focused Growth & Income
Fund
Retirement
Band 125
  2008                                $ 1.24                          $ 0.75                          42,640
  2007                                  1.15                            1.24                          30,906
  2006                                  1.10 (01/01/2006)               1.15                               0
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Global Value Fund
Retirement
Band 125
  2008                                $ 1.43                          $ 0.67                         966,469
  2007                                  1.43                            1.43                       1,133,543
  2006                                  1.15                            1.43                         572,341
  2005                                  1.00 (5/20/2005)                1.15                         324,509
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein International Growth Fund
Retirement
Band 125
  2008                                $ 1.70                          $ 0.85                       4,169,313
  2007                                  1.47                            1.70                       3,870,393
  2006                                  1.23 (01/01/2006)               1.47                       3,358,366
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein International Growth Fund
Retirement
Band 50
  2008                                $ 1.73                          $ 0.87                         395,821
  2007                                  1.49                            1.73                         462,201
  2006                                  1.23                            1.49                         413,626
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein International Value Fund
Retirement
Band 125
  2008                                $ 1.62                          $ 0.74                         640,620
  2007                                  1.56                            1.62                         533,987
  2006                                  1.18                            1.56                         369,413
  2005                                  1.00 (2/20/2005)                1.18                           1,819
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Mid Cap Growth Fund
Retirement
Band 125
  2008                                $ 1.27                          $ 0.65                         130,097
  2007                                  1.15                            1.27                         136,327
  2006                                  1.17 (01/01/2006)               1.15                         157,883
Band 100
  2008                                $ 1.28                          $ 0.65                          33,380
  2007                                  1.16                            1.28                          38,825
  2006                                  1.17                            1.16                          82,298
Band 50
  2008                                $ 1.30                          $ 0.66                         138,626
  2007                                  1.17                            1.30                         191,769
  2006                                  1.17                            1.17                         171,240
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Small-Cap Growth Fund
Retirement
Band 125
  2008                                $ 1.41                          $ 0.77                         259,548
  2007                                  1.26                            1.41                          48,659
  2006                                  1.17 (01/01/2006)               1.26                          30,253
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Small-Cap Growth Fund
Retirement
Band 0
  2008                                $ 1.46                          $ 0.80                             688
  2007                                  1.28                            1.46                             436
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Small/Mid Cap Value Fund
Retirement
Band 125
  2008                                $ 1.23                          $ 0.79                         253,088
  2007                                  1.22                            1.23                         237,462
  2006                                  1.10 (01/01/2006)               1.22                          48,877
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Value Fund
Retirement
Band 125
  2008                                $ 1.18                          $ 0.68                          65,853
  2007                                  1.26                            1.18                          76,674
  2006                                  1.07                            1.26                          42,211
Band 100
  2008                                $ 1.19                          $ 0.68                          34,458
  2007                                  1.26                            1.19                          54,559
  2006                                  1.07                            1.26                          43,841
  2005                                  1.00 (5/20/2005)                1.05                           3,197
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Allianz CCM Capital Appreciation
Retirement
Band 125
  2008                                $ 1.54                          $ 0.87                       1,822,272
  2007                                  1.34                            1.54                       1,508,543
  2006                                  1.27                            1.34                       1,479,219
  2005                                  1.18                            1.27                         114,696
  2004                                  1.07                            1.18                           1,210
  2003                                  1.01 (10/01/2003)               1.07                               0
Band 100
  2008                                $ 1.56                          $ 0.88                              84
  2007                                  1.35                            1.56                               0
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Allianz CCM Mid Cap
Advisor
Band 125
  2008                                $ 1.22                          $ 0.67                               0
  2007                                  1.01                            1.22                               0
  2006                                  1.00 (10/23/2006)               1.01                               0
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Allianz CCM Mid Cap
Retirement
Band 125
  2008                                $ 1.21                          $ 0.66                              23
  2007                                  1.01                            1.21                               0
  2006                                  1.00 (10/23/2006)               1.01                               0
Band 100
  2008                                $ 1.22                          $ 0.67                          24,545
Band 0
  2008                                $ 1.23                          $ 0.68                             907
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Allianz NFJ Dividend Value
Administrative
Band 125
  2008                                $ 1.07                          $ 0.68                       1,824,008
  2007                                  1.04                            1.07                         333,048
  2006                                  1.00 (10/23/2006)               1.04                               0
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Allianz NFJ Dividend Value
Retirement
Band 125
  2008                                $ 1.07                          $ 0.67                       2,831,084
  2007                                  1.04                            1.07                         723,187
  2006                                  1.00 (10/23/2006)               1.04                               0
Band 100
  2008                                $ 1.07                          $ 0.67                           4,142
Band 0
  2008                                $ 1.08                          $ 0.69                          23,373
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Allianz NFJ Small Cap Value
Administrative
Band 125
  2008                                $ 1.79                          $ 1.29                       1,975,224
  2007                                  1.71                            1.79                       1,203,635
  2006                                  1.49                            1.71                       5,980,643
Band 100
  2008                                $ 1.81                          $ 1.31                          26,305
  2007                                  1.72                            1.81                          36,025
  2006                                  1.65                            1.72                          49,401
Band 0
  2008                                $ 1.88                          $ 1.38                         275,153
  2007                                  1.78                            1.88                         206,346
  2006                                  1.70                            1.78                         114,002
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Allianz OCC Renaissance
Administrative
Band 125
  2008                                $ 1.40                          $ 0.83                         563,395
  2007                                  1.34                            1.40                         794,046
  2006                                  1.21                            1.34                       3,997,693
  2005                                  1.27                            1.21                       3,997,575
  2004                                  1.11                            1.27                       3,862,488
  2003                                  0.71                            1.11                         307,847
  2002                                  1.00                            0.71                          92,285
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Allianz OCC Renaissance
Retirement
Band 125
  2008                                $ 1.44                          $ 0.85                          38,676
  2007                                  1.38                            1.44                          24,034
  2006                                  1.27 (01/01/2006)               1.38                           4,845
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Allianz RCM Large Cap Growth
Retirement
Band 125
  2008                                $ 1.41                          $ 0.85                               0
  2007                                  1.26                            1.41                               0
  2006                                  1.22 (01/01/2006)               1.26                               0
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Allianz OpCap Value Fund
Administrative
Band 125
  2008                                $ 1.38                          $ 0.70                         468,339
  2007                                  1.48                            1.38                         415,825
  2006                                  1.24                            1.48                         457,285
  2005                                  1.22                            1.24                         305,559
  2004                                  1.05                            1.22                         265,197
  2003                                  0.74                            1.05                          95,796
  2002                                  1.00                            0.74                          13,833
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Allianz OpCap Value Fund
Retirement
Band 125
  2008                                $ 1.47                          $ 0.74                         411,349
  2007                                  1.59                            1.47                         417,859
  2006                                  1.34                            1.59                         309,223
  2005                                  1.32                            1.34                         229,125
  2004                                  1.15                            1.32                         111,878
  2003                                  1.00 (10/01/2003)               1.15                               0
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
American Century(R) Emerging Markets
Advisor
Band 125
  2008                                $ 1.61                          $ 0.64                         153,957
  2007                                  1.14                            1.61                          17,960
  2006                                  1.00 (10/23/2006)               1.14                               0

Band 0
  2008                                $ 1.64                          $ 0.66                          20,380
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
American Century(R) Emerging Markets
Investor
Band 125
  2008                                $ 1.62                          $ 0.64                         192,102
  2007                                  1.14                            1.62                         115,119
  2006                                  1.00 (10/23/2006)               1.14                               0
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
American Century(R) Equity Growth
Advisor
Band 125
  2008                                $ 1.39                          $ 0.90                         747,740
  2007                                  1.37                            1.39                         738,860
  2006                                  1.22                            1.37                         460,932
  2005                                  1.15                            1.22                         302,561
  2004                                  1.00 (05/17/2004)               1.15                          48,039
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
American Century(R) Equity Income
Advisor
Band 125
  2008                                $ 1.63                          $ 1.29                         972,858
  2007                                  1.63                            1.63                         663,523
  2006                                  1.39                            1.63                         578,200
  2005                                  1.37                            1.39                         392,670
  2004                                  1.24                            1.37                              91
  2003                                  1.03 (05/01/03)                 1.24                               0
Band 100
  2008                                $ 1.65                          $ 1.31                          26,671
Band 0
  2008                                $ 1.73                          $ 1.38                          85,200
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
American Century(R) Equity Income
Investor
Band 125
  2008                                $ 1.72                          $ 1.36                       2,006,050
  2007                                  1.71                            1.72                       2,005,699
  2006                                  1.45                            1.71                       2,179,594
  2005                                  1.44                            1.45                       2,170,834
  2004                                  1.29                            1.44                       1,825,291
  2003                                  1.05                            1.29                       1,098,415
  2002                                  1.12                            1.05                         460,245
  2001                                  1.05                            1.12                          10,717
Band 0
  2008                                $ 1.87                          $ 1.50                           4,146
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
American Century(R) Ginnie Mae
Advisor
Band 125
  2008                                $ 1.12                          $ 1.18                         561,933
  2007                                  1.07                            1.12                         419,553
  2006                                  1.04                            1.07                         350,185
  2005                                  1.03                            1.04                         177,276
  2004                                  1.01                            1.03                         162,057
  2003                                  1.01 (10/01/03)                 1.01                               0
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
American Century(R) Growth
Advisor
Band 125
  2008                                $ 1.49                          $ 0.91                         255,231
  2007                                  1.27                            1.49                         199,257
  2006                                  1.20                            1.27                         117,693
  2005                                  1.16                            1.20                          95,130
  2004                                  1.09                            1.16                          68,698
  2003                                  0.95 (10/01/03)                 1.09                               0
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
American Century(R) Heritage
Advisor
Band 125
  2008                                $ 2.61                          $ 1.39                       2,943,496
  2007                                  1.82                            2.61                       1,926,364
  2006                                  1.61 (01/01/2006)               1.82                         920,417
Band 50
  2008                                $ 2.70                          $ 1.44                         105,549
  2007                                  1.86                            2.70                          61,100
  2006                                  1.64                            1.86                          54,002
Band 0
  2008                                $ 2.78                          $ 1.49                         337,679
  2007                                  1.91                            2.78                         267,929
  2006                                  1.67                            1.91                         169,183
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
American Century(R) Income & Growth
Investor
Band 125
  2008                                $ 1.23                          $ 0.81                         204,711
  2007                                  1.28                            1.23                         258,269
  2006                                  1.11                            1.28                         260,294
  2005                                  1.07                            1.11                         256,142
  2004                                  0.96                            1.07                         257,431
  2003                                  0.75                            0.96                         108,792
  2002                                  0.94                            0.75                          71,607
  2001                                  1.02                            0.94                           1,385
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
American Century(R) Inflation Adjusted Bond
Advisor
Band 125
  2008                                $ 1.16                          $ 1.13                       4,343,960
  2007                                  1.06                            1.16                       2,220,551
  2006                                  1.07                            1.06                       1,942,467
Band 100
  2008                                $ 1.17                          $ 1.14                         199,768
  2007                                  1.07                            1.17                          69,409
  2006                                  1.08                            1.07                          56,764
Band 0
  2008                                $ 1.21                          $ 1.19                         146,929
  2007                                  1.09                            1.21                          27,558
  2006                                  1.07                            1.09                           2,174
  2005                                  1.06                            1.07                         896,882
  2004                                  1.00 (05/17/2004)               1.06                         271,957
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
American Century(R) International Discovery
Advisor
Band 125
  2008                                $ 0.96                          $ 0.45                         101,975
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
American Century(R) International Discovery
Investor
Band 125
  2008                                $ 0.96                          $ 0.45                             333
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
American Century(R) International Growth
Advisor
Band 125
  2008                                $ 2.38                          $ 1.28                          82,938
  2007                                  2.06                            2.38                         141,843
  2006                                  1.73 (01/01/2006)               2.06                          46,347
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
American Century(R) International Growth
Investor
Band 125
  2008                                $ 3.01                          $ 1.63                         589,391
  2007                                  2.60                            3.01                         555,930
  2006                                  2.11                            2.60                         490,071
  2005                                  1.88                            2.11                         481,271
  2004                                  1.65                            1.88                         393,336
  2003                                  1.34                            1.65                         436,240
  2002                                  1.68                            1.34                         130,388
  2001                                  2.02                            1.68                             120
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
American Century(R) Large Company Value
Advisor
Band 125
  2008                                $ 1.70                          $ 1.05                       1,365,605
  2007                                  1.75                            1.70                       1,337,667
  2006                                  1.51                            1.75                       1,045,173
Band 0
  2008                                $ 1.82                          $ 1.14                         274,192
  2007                                  1.85                            1.82                         223,327
  2006                                  1.48                            1.85                         181,604
  2005                                  1.45                            1.48                         510,254
  2004                                  1.28                            1.45                         113,289
  2003                                  1.03 (05/01/03)                 1.28                               0
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
American Century(R) New Opportunities II
Advisor
Band 125
  2008                                $ 1.65                          $ 0.94                         463,450
  2007                                  1.35                            1.65                         219,861
  2006                                  1.21                            1.35                         126,392
  2005                                  1.17                            1.21                          51,638
  2004                                  1.00 (05/17/2004)               1.17                          37,424
Band 100
  2008                                $ 1.67                          $ 0.95                             579
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
American Century(R)  Real Estate
Advisor
Band 125
  2008                                $ 2.08                          $ 1.16                         644,022
  2007                                  2.51                            2.08                         514,912
  2006                                  1.93                            2.51                         847,313
Band 0
  2008                                $ 2.22                          $ 1.25                         216,210
  2007                                  2.64                            2.22                         142,257
  2006                                  1.89                            2.64                          87,376
  2005                                  1.65                            1.89                         191,151
  2004                                  1.29                            1.65                          50,800
  2003                                  1.01 (05/01/03)                 1.29                               0
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--------------------------------------------------------------------------------------------------------------------------------
American Century(R)  Real Estate
Investor
Band 125
  2008                                $ 0.85                          $ 0.48                       1,660,372
  2007                                  1.00 (5/24/07)                  0.85                       1,106,259
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--------------------------------------------------------------------------------------------------------------------------------
American Century(R)   Select
Advisor
Band 125
  2008                                $ 1.25                          $ 0.74                          71,559
  2007                                  1.06                            1.25                          89,918
  2006                                  1.09 (01/01/2006)               1.06                          46,347
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--------------------------------------------------------------------------------------------------------------------------------
American Century(R)   Select
Investor
Band 125
  2008                                $ 2.44                          $ 1.46                          13,636
  2007                                  2.03                            2.44                           1,279
  2006                                  2.10                            2.03                           2,919
  2005                                  2.10                            2.10                          20,250
  2004                                  1.99                            2.10                          14,757
  2003                                  1.61                            1.99                         107,703
  2002                                  2.11                            1.61                          91,651
  2001                                  2.41                            2.11                               0
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--------------------------------------------------------------------------------------------------------------------------------
American Century(R)    Small Cap Value
Advisor
Band 125
  2008                                $ 1.93                          $ 1.38                          90,831
  2007                                  2.02                            1.93                          74,618
  2006                                  1.77                            2.02                         189,914
  2005                                  1.66                            1.77                         131,828
  2004                                  1.52                            1.66                          78,721
  2003                                  1.01 (05/01/03)                 1.52                               0
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
American Century(R) Small Cap Value
Investor
Band 125
  2008                                $ 2.05                          $ 1.47                       3,748,913
  2007                                  2.13                            2.05                       3,912,022
  2006                                  1.87                            2.13                       4,345,605
  2005                                  1.75                            1.87                       3,772,575
  2004                                  1.45                            1.75                       3,009,325
  2003                                  1.08                            1.45                       1,341,148
  2002                                  1.23                            1.08                         515,244
  2001                                  1.08                            1.23                          16,826
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--------------------------------------------------------------------------------------------------------------------------------
American Century(R)    Small Company
Advisor
Band 125
  2008                                $ 1.97                          $ 1.20                          53,554
  2007                                  2.13                            1.97                          45,071
  2006                                  2.06 (01/01/2006)               2.13                          70,878
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--------------------------------------------------------------------------------------------------------------------------------
American Century(R) Strategic Allocation:
Aggressive
Advisor
Band 125
  2008                                $ 1.87                          $ 1.22                       2,469,327
  2007                                  1.65                            1.87                       1,169,269
  2006                                  1.47                            1.65                       1,018,890
  2005                                  1.39                            1.47                         509,829
  2004                                  1.26                            1.39                         259,047
  2003                                  1.03 (05/01/03)                 1.26                               0
Band 100
  2008                                $ 1.89                          $ 1.24                          50,609
  2007                                  1.67                            1.89                          15,854
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--------------------------------------------------------------------------------------------------------------------------------
American Century(R) Strategic Allocation:
Aggressive
Investor
Band 125
  2008                                $ 1.64                          $ 1.07                      14,029,956
  2007                                  1.45                            1.64                       9,397,001
  2006                                   .30 (01/01/2006)               1.45                       5,128,840
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American Century(R) Strategic Allocation :
Conservative
Advisor
Band 125
  2008                                $ 1.40                          $ 1.16                       1,940,616
  2007                                  1.32                            1.40                       1,038,630
  2006                                  1.23                            1.32                         509,830
  2005                                  1.20                            1.23                         197,157
  2004                                  1.13                            1.20                          71,118
  2003                                  1.02 (05/01/03)                 1.13                               0
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--------------------------------------------------------------------------------------------------------------------------------
American Century(R) Strategic Allocation :
Conservative
Investor
Band 125
  2008                                $ 1.33                          $ 1.11                       3,844,730
  2007                                  1.26                            1.33                       2,278,412
  2006                                  1.18 (01/01/2006)               1.26                       2,033,865
Band 100
  2008                                $ 1.41                          $ 1.18                             814
  2007                                  1.33                            1.41                             195
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--------------------------------------------------------------------------------------------------------------------------------
American Century(R) Strategic Allocation :
Moderate
Advisor
Band 125
  2008                                $ 1.66                          $ 1.21                       6,417,840
  2007                                  1.52                            1.66                       2,393,701
  2006                                  1.39                            1.52                       2,215,858
Band 100
  2008                                $ 1.67                          $ 1.23                       4,113,686
  2007                                  1.53                            1.67                       2,568,262
  2006                                  1.37                            1.53                         918,644
  2005                                  1.31                            1.37                       1,347,923
  2004                                  1.21                            1.31                         586,339
  2003                                  1.03 (05/01/03)                 1.21                               0
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--------------------------------------------------------------------------------------------------------------------------------
American Century(R) Strategic Allocation :
Moderate
Investor
Band 125
  2008                                $ 1.51                          $ 1.11                      28,417,955
  2007                                  1.38                            1.51                      16,260,633
  2006                                  1.26 (01/01/2006)               1.38                       6,700,797
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--------------------------------------------------------------------------------------------------------------------------------
American Century(R) Ultra(R)
Advisor
Band 125
  2008                                $ 1.51                          $ 0.87                         301,051
  2007                                  1.26                            1.51                         295,358
  2006                                  1.32                            1.26                         392,425
  2005                                  1.32                            1.32                         394,020
  2004                                  1.21                            1.32                          39,386
  2003                                  1.02 (05/01/03)                 1.21                               0
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
American Century(R) Ultra(R)
Investor
Band 125
  2008                                $ 2.68                          $ 1.54                         134,718
  2007                                  2.23                            2.68                          71,351
  2006                                  2.33                            2.23                         288,671
  2005                                  2.31                            2.33                         309,375
  2004                                  2.11                            2.31                         286,247
  2003                                  1.70                            2.11                         400,189
  2002                                  2.24                            1.70                         316,787
  2001                                  2.43                            2.24                             114
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--------------------------------------------------------------------------------------------------------------------------------
American Century(R) Vista
Advisor
Band 125
  2008                                $ 1.77                          $ 0.90                         594,598
  2007                                  1.30                            1.77                         363,477
  2006                                  1.21                            1.30                         765,754
  2005                                  1.12                            1.21                         134,549
  2004                                  1.00 (05/17/2004)               1.12                          36,669
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--------------------------------------------------------------------------------------------------------------------------------
American Century(R) Vista
Investor
Band 125
  2008                                $ 1.19                          $ 0.60                       4,323,447
  2007                                  1.00 (5/24/07)                  1.19                       1,149,784
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--------------------------------------------------------------------------------------------------------------------------------
American Century(R) VP Capital Appreciation
Class I
Band 125
  2008                                $ 2.78                          $ 1.48                       5,734,227
  2007                                  1.93                            2.78                       5,708,745
  2006                                  1.67                            1.93                       5,852,664
  2005                                  1.38                            1.67                       6,566,358
  2004                                  1.30                            1.38                       5,804,303
  2003                                  1.09                            1.30                       5,921,060
  2002                                  1.41                            1.09                       5,554,227
  2001                                  1.98                            1.41                       5,183,712
  2000                                  1.84                            1.98                       5,192,872
  1999                                  1.13                            1.84                       2,434,924
Band 25
  2008                                $ 2.90                         $  1.56                          74,014
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--------------------------------------------------------------------------------------------------------------------------------
American Funds(R) AMCAP Fund(R)
Class R3
Band 125
  2008                                $ 1.12                          $ 0.69                          78,121
  2007                                  1.06                            1.12                          17,072
  2006                                  1.00 (01/03/2006)               1.06                          35,600
Band 0
  2008                                $ 1.14                          $ 0.71                         295,455
  2007                                  1.07                            1.14                               0
  2006                                  1.00                            1.07                         150,144
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--------------------------------------------------------------------------------------------------------------------------------
American Funds(R) AMCAP Fund(R)
Class R4
Band 125
  2008                                $ 1.08                          $ 0.66                         157,584
  2007                                  1.01                            1.08                         104,507
  2006                                  1.00 (10/23/2006)               1.01                               0
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--------------------------------------------------------------------------------------------------------------------------------
American Funds(R) American
High-Income Trust(SM)
Class R3
Band 125
  2008                                $ 1.10                          $ 0.78                         697,641
  2007                                  1.10                            1.10                         314,645
  2006                                  1.07 (01/03/2006)               1.10                       1,475,241
Band 0
  2008                                $ 1.13                          $ 0.81                         170,988
  2007                                  1.12                            1.13                         182,619
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--------------------------------------------------------------------------------------------------------------------------------
American Funds(R) American
High-Income Trust(SM)
Class R4
Band 125
  2008                                $ 1.03                          $ 0.74                       5,119,549
  2007                                  1.03                            1.03                       4,650,304
  2006                                  1.00 (10/23/2006)               1.03                               0
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
American Funds(R) Capital World
Growth & Income Fund(SM)
Class R3
Band 125
  2008                                $ 1.36                          $ 0.83                       4,217,847
  2007                                  1.18                            1.36                       1,111,784
  2006                                  1.11 (01/03/2006)               1.18                       7,560,340
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--------------------------------------------------------------------------------------------------------------------------------
American Funds(R) Capital World
Growth & Income Fund(SM)
Class R3
Band 100
  2008                                $ 1.37                          $ 0.83                           9,357
Band 0
  2008                                $ 1.40                          $ 0.86                         373,765
  2007                                  1.19                            1.40                         256,098
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--------------------------------------------------------------------------------------------------------------------------------
American Funds(R) Capital World
Growth & Income Fund(SM)
Class R4
Band 125
  2008                                $ 1.23                          $ 0.75                      25,084,924
  2007                                  1.06                            1.23                      17,556,300
  2006                                  1.00 (10/23/2006)               1.06                         324,332
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--------------------------------------------------------------------------------------------------------------------------------
American Funds(R) EuroPacific Growth Fund
Class R3
Band 125
  2008                                $  1.37                         $  0.80                       2,810,044
  2007                                   1.17                            1.37                       1,131,501
  2006                                   1.10 (01/03/2006)               1.17                       4,192,819
Band 100
  2008                                $  1.38                         $  0.81                          70,603
  2007                                   1.17                            1.38                          71,597
  2006                                   1.10                            1.17                         105,030
Band 0
  2008                                $  1.40                         $  0.83                         883,186
  2007                                   1.18                            1.40                         645,631
  2006                                   1.11                            1.18                           8,090
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--------------------------------------------------------------------------------------------------------------------------------
American Funds(R) EuroPacific Growth Fund
Class R4
Band 125
  2008                                $  1.25                         $  0.73                      11,869,197
  2007                                   1.06                            1.25                       9,653,523
  2006                                   1.00 (10/23/2006)               1.06                          95,172
Class R3
Band 125
  2008                                $  1.16                         $  0.69                       3,851,011
  2007                                   1.04                            1.16                       1,250,647
  2006                                   1.00 (01/03/2006)               1.04                               0
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
American Funds(R) Fundamental Investors (SM)
Class R3
Band 0
  2008                                $ 1.16                          $ 0.69                       3,851,011
  2007                                  1.04                            1.16                       1,250,647
  2006                                  1.00 (10/23/2006)               1.04                               0
Band 100
  2008                                $ 1.16                          $ 0.69                          13,227
Band 0
  2008                                $ 1.17                          $ 0.71                         149,014
  2007                                  1.04                            1.17                          85,995
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--------------------------------------------------------------------------------------------------------------------------------
American Funds(R) Fundamental Investors (SM)
Class R4
Band 125
  2008                                $ 1.16                          $ 0.69                       5,503,285
  2007                                  1.04                            1.16                       3,440,101
  2006                                  1.00 (10/23/2006                1.04                               0
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--------------------------------------------------------------------------------------------------------------------------------
American Funds(R) Intermediate Bond Fund of America(R)

Class R3
Band 125
  2008                                $ 1.06                          $ 1.02                         352,941
  2007                                  1.02                            1.06                         297,272
  2006                                  1.01 (01/03/2006)               1.02                          30,202
Band 0
  2008                                $ 1.08                          $ 1.06                         579,129
  2007                                  1.03                            1.08                          29,706
  2006                                  1.02                            1.03                         346,747
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
American Funds(R) Intermediate Bond Fund of

Class R4
Band 125
  2008                                $ 1.05                          $ 1.02                         142,204
  2007                                  1.01                            1.05                         117,009
  2006                                  1.00 (10/23/2006)               1.01                               0
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
American Funds(R) SMALLCAP World Fund(R)
Class R3
Band 125
  2008                                $ 0.97                          $ 0.48                         121,503
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
American Funds(R)  The Growth Fund of America(R)
Class R3
Band 125
  2008                                $ 1.17                          $ 0.70                       8,157,308
  2007                                  1.07                            1.17                       2,932,706
  2006                                  1.04 (01/03/2006)               1.07                       3,947,513
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--------------------------------------------------------------------------------------------------------------------------------
American Funds(R)  The Growth Fund of America(R)
Class R3
Band 100
  2008                                $ 1.18                          $ 0.71                          67,386
  2007                                  1.08                            1.18                          55,479
  2006                                  1.05                            1.08                          78,710
Band 0
  2008                                $ 1.20                          $ 0.73                         640,240
  2007                                  1.09                            1.20                         599,249
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
American Funds(R)  The Growth Fund of America(R)
Class R4
Band 100
  2008                                $ 1.13                          $ 0.68                      22,472,499
  2007                                  1.03                            1.13                      23,216,994
  2006                                  1.00 (10/23/2006)               1.03                         136,410
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--------------------------------------------------------------------------------------------------------------------------------
Ariel Appreciation
Investor
Band 125
  2008                                $ 1.29                          $ 0.76                         509,627
  2007                                  1.33                            1.29                       1,003,464
  2006                                  1.21                            1.33                       1,108,088
  2005                                  1.19                            1.21                       1,338,481
  2004                                  1.07                            1.19                       1,295,388
  2003                                  0.83                            1.07                         587,395
  2002                                  1.00                            0.83                          82,132
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--------------------------------------------------------------------------------------------------------------------------------
Ariel
No Load
Band 125
  2008                                $ 1.36                          $ 0.70                         699,721
  2007                                  1.40                            1.36                         902,727
  2006                                  1.29                            1.40                       1,074,915
  2005                                  1.29                            1.29                       1,297,362
  2004                                  1.07                            1.29                       1,589,544
  2003                                  0.85                            1.07                         360,936
  2002                                   .00                            0.85                          97,409
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--------------------------------------------------------------------------------------------------------------------------------
Calvert Income
Class A
Band 125
  2008                                $ 1.30                          $ 1.13                       8,418,804
  2007                                  1.25                            1.30                       8,056,946
  2006                                  1.21                            1.25                       6,049,183
  2005                                  1.18                            1.21                       4,664,735
  2004                                  1.05                            1.18                       3,691,036
  2003                                  1.01                            1.05                         460,417
  2002                                  1.00                            1.01                         232,814
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--------------------------------------------------------------------------------------------------------------------------------
Calvert New Vision Small Cap
Class A
Band 125
  2008                                $ 0.95                          $ 0.62                         192,068
  2007                                  0.97                            0.95                         175,128
  2006                                  0.98                            0.97                         163,022
  2005                                  1.09                            0.98                         124,291
  2004                                  1.01                            1.09                          97,729
  2003                                  0.75                            1.01                          38,884
  2002                                  1.00                            0.75                           4,870
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--------------------------------------------------------------------------------------------------------------------------------
Calvert Social Investment Equity
Class A
Band 125
  2008                                $ 1.33                          $ 0.85                         439,777
  2007                                  1.23                            1.33                         391,360
  2006                                  1.13                            1.23                         403,306
  2005                                  1.10                            1.13                         359,921
  2004                                  1.04                            1.10                         403,799
  2003                                  0.86                            1.04                         347,485
  2002                                  1.00                            0.86                         333,520
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--------------------------------------------------------------------------------------------------------------------------------
Calvert Social Mid Cap Growth
Class A
Band 125
  2008                                $ 2.40                          $ 1.49                       2,588,764
  2007                                  2.21                            2.40                       2,831,178
  2006                                  2.09                            2.21                       3,698,863
  2005                                  2.11                            2.09                       5,906,245
  2004                                  1.95                            2.11                       6,184,602
  2003                                  1.50                            1.95                       5,545,655
  2002                                  2.12                            1.50                       4,777,927
  2001                                  2.44                            2.12                       4,701,190
  2000                                  2.22                            2.44                       4,159,423
  1999                                  2.10                            2.22                       2,606,657
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--------------------------------------------------------------------------------------------------------------------------------
Columbia Mid Cap Index
Class A
Band 125
  2008                                $ 0.99                          $ 0.62                               0
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Columbia Small Cap Index
Class A
Band 125
  2008                                $ 0.97                          $ 0.66                           5,055
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Dreyfus Premier Future Leaders
Class T
Band 125
  2007                                $ 1.19                          $ 1.04                          28,774
  2006                                  1.15 (01/01/2006)               1.19                          22,327
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--------------------------------------------------------------------------------------------------------------------------------
Dreyfus Premier Health Care
Class R
Band 125
  2008                                $ 1.12                          $ 0.87                               0
  2007                                  0.99                            1.12                               0
  2006                                  1.00 (10/23/2006)               0.99                               0
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Dreyfus Premier Health Care
Class T
Band 125
  2008                                $ 1.11                          $ 0.86                           7,931
  2007                                  0.99                            1.11                               0
  2006                                  1.00 (10/23/2006)               0.99                               0
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Dreyfus Premier International Equity
Class R
Band 125
  2008                                $ 1.14                          $ 0.59                               0
  2007                                  1.08                            1.14                              86
  2006                                  1.00 (10/23/2006)               1.08                               0
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Dreyfus Premier International Equity
Class T
Band 125
  2008                                $ 1.13                          $ 0.58                           1,257
  2007                                  1.08                            1.13                               0
  2006                                  1.00 (10/23/2006                1.08                               0
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Dreyfus Premier New Leaders
Class A
Band 125
  2008                                $ 0.88                          $ 0.48                         213,938
  2007                                  1.00 (5/24/07)                  0.88                         124,971
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Dreyfus Premier New Leaders
Class T
Band 125
  2008                                $ 1.18                          $ 0.64                         132,217
  2007                                  1.26                            1.18                         109,893
  2006                                  1.15                            1.26                          99,894
  2005                                  1.02                            1.15                          57,612
  2004                                  1.00 (12/13/2004)               1.02                               0
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Dreyfus Premier Small Cap Value
Class T
Band 125
  2008                                $ 1.05                          $ 0.66                          87,059
  2007                                  1.17                            1.05                          86,412
  2006                                  1.04                            1.17                          54,042
  2005                                  1.03                            1.04                             246
  2004                                  1.00 (12/13/2004)               1.03                               0
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Dreyfus Premier Structured Midcap Value
Class T
Band 125
  2008                                $ 1.25                          $ 0.73                       1,220,894
  2007                                  1.24                            1.25                         751,410
  2006                                  1.11                            1.24                         376,501
  2005                                  1.03                            1.11                          96,426
  2004                                  1.00 (12/13/2004)               1.03                               0
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Dreyfus Premier Third Century
Class T
Band 125
  2008                                $ 1.15                          $ 0.74                          54,393
  2007                                  1.09                            1.15                          41,616
  2006                                  1.02                            1.09                          14,402
  2005                                  1.00                            1.02                           2,120
  2004                                  1.00 (12/13/2004)               1.00                               0
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Dreyfus Premier Worldwide Growth
Class T
Band 125
  2008                                $ 1.40                          $ 0.94                          21,601
  2007                                  1.29                            1.40                          15,620
  2006                                  1.23 (01/01/2006)               1.29                           9,002
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--------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Advisor Diversified International
Class T
Band 125
  2008                                $ 2.42                          $ 1.39                         106,914
  2007                                  2.24                            2.42                         120,628
  2006                                  1.95                            2.24                         200,529
  2005                                  1.66                            1.95                         243,824
  2004                                  1.42                            1.66                         235,525
  2003                                  1.04 (5/01/2003)                1.42                               0
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--------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Advisor Dividend Growth
Class T
Band 125
  2008                                $ 1.41                          $ 0.78                         292,927
  2007                                  1.43                            1.41                         300,611
  2006                                  1.27                            1.43                         322,401
  2005                                  1.25                            1.27                         281,087
  2004                                  1.20                            1.25                          34,289
  2003                                  1.02 (5/01/2003)                1.20                               0
Band 100
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
   2008                               $ 1.43                          $ 0.79                           6,715
   2007                                 1.44                            1.43                             672
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Advisor Dynamic Capital
Appreciation
Class T
Band 125
  2008                                $ 1.50                          $ 0.88                         112,995
  2007                                  1.44                           1.50                         136,848
  2006                                  1.38 (01/01/2006)              1.44                          33,701
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--------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Advisor Equity Growth
Class T
Band 125
  2008                                $ 1.46                          $ 0.76                         340,137
  2007                                  1.17                            1.46                         226,857
  2006                                  1.17                            1.17                          36,471
Band 50
  2008                                $ 1.50                          $ 0.79                         515,867
  2007                                  1.20                            1.50                         488,499
  2006                                  1.12                            1.20                         473,800
  2005                                  1.07                            1.12                           1,663
  2004                                  1.00 (5/17/2004)                1.07                               0
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Advisor Equity Income
Class T
Band 125
  2008                                $ 1.75                          $ 1.02                         332,880
  2007                                  1.71                            1.75                         265,126
  2006                                  1.66                            1.71                         185,051
Band 50
  2008                                $ 1.80                          $ 1.06                         267,247
  2007                                  1.75                            1.80                         210,987
  2006                                  1.69                            1.75                         185,955
Band 0
  2008                                $ 1.87                          $ 1.10                          15,455
  2007                                  1.80                            1.87                          11,326
  2006                                  1.48                            1.80                           5,654
  2005                                  1.41                            1.48                         142,901
  2004                                  1.28                            1.41                          42,044
  2003                                  1.03 (5/01/2003)                1.28                               0
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--------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Advisor Fifty Fund
Class A
Band 125
  2008                                $ 1.15                          $ 0.58                               0
  2007                                  1.04                            1.15                               0
  2006                                  1.00 (10/23/2006)               1.04                               0
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--------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Advisor Fifty Fund
Class T
Band 125
  2008                                $ 1.15                          $ 0.57                               0
  2007                                  1.04                            1.15                               0
  2006                                  1.00 (10/23/2006)               1.04                               0
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--------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Advisor Freedom 2010
Class A
Band 125
  2008                                $ 1.01                          $ 0.73                       2,210,008
  2007                                  1.00 (5/24/07)                  1.01                         742,638
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--------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Advisor Freedom 2010
Class T
Band 125
  2008                                $ 1.18                          $ 0.85                       4,472,109
  2007                                  1.12                            1.18                       2,560,297
  2006                                  1.09                            1.12                         557,192
Band 100
  2008                                $ 1.19                          $ 0.86                         554,361
  2007                                  1.12                            1.19                           7,983
  2006                                  1.09                            1.12                           3,574
Band 0
  2008                                $ 1.22                          $ 0.90                         503,935
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--------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Advisor Freedom 2015
Class A
Band 125
  2008                                $ 1.01                          $ 0.72                       1,782,229
  2007                                  1.00 (5/24/07)                  1.01                          85,021
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--------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Advisor Freedom 2015
Class T
Band 125
  2008                                $ 1.21                          $ 0.85                       6,035,674
  2007                                  1.14                            1.21                       2,212,996
  2006                                  1.11                            1.14                         716,296
Band 100
  2008                                $ 1.22                          $ 0.86                          13,065
  2007                                  1.14                            1.22                          11,743
  2006                                  1.11                            1.14                           4,990
Band 0
  2008                                $ 1.25                          $ 0.90                         285,007
  2007                                  1.17                            1.25                         197,677
  2006                                  1.05                            1.17                         125,500
  2005                                  1.00 (3/1/2005)                 1.05                          93,903
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--------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Advisor Freedom 2020
Class A
Band 125
  2008                                $ 1.01                          $ 0.66                       5,851,998
  2007                                  1.00 (5/24/07)                  1.01                       4,077,984
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--------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Advisor Freedom 2020
Class T
Band 125
  2008                                $ 1.23                          $ 0.81                       8,317,685
  2007                                  1.16                            1.23                       3,336,131
  2006                                  1.12                            1.16                       1,538,751
Band 100
  2008                                $ 1.24                          $ 0.81                         879,690
  2007                                  1.16                            1.24                           9,727
  2006                                  1.13                            1.16                           4,847
Band 0
  2008                                $ 1.28                          $ 0.85                       1,369,723
  2007                                  1.18                            1.28                         812,343
  2006                                  1.05                            1.18                         137,107
  2005                                  1.00 (3/1/2005)                 1.05                          39,697
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--------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Advisor Freedom 2025
Class A
Band 125
  2008                                $ 1.01                          $ 0.64                       1,056,870
  2007                                  1.00 (5/24/07)                  1.01                         283,663
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--------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Advisor Freedom 2025
Class T
Band 125
  2008                                $ 1.25                          $ 0.79                       4,571,759
  2007                                  1.16                            1.25                       1,484,817
  2006                                  1.13                            1.16                         561,912
Band 100
  2008                                $ 1.25                          $ 0.80                          23,181
  2007                                  1.17                            1.25                          22,034
  2006                                  1.13                            1.17                          14,350
Band 0
  2008                                $ 1.29                          $ 0.83                         463,578
  2007                                  1.19                            1.29                         226,462
  2006                                  1.06                            1.19                         119,376
  2005                                  1.00 (3/1/2005)                 1.06                          20,815
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--------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Advisor Freedom 2030
Class A
Band 125
  2008                                $ 1.01                          $ 0.61                       1,135,535
  2007                                  1.00 (5/24/07)                  1.01                         166,049
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--------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Advisor Freedom 2030
Class T
Band 125
  2008                                $ 1.27                          $ 0.76                       6,118,305
  2007                                  1.18                            1.27                       1,852,672
  2006                                  1.14                            1.18                         907,740
Band 100
  2008                                $ 1.28                          $ 0.77                         651,510
  2007                                  1.19                            1.28                           7,111
  2006                                  1.15                            1.19                           2,955
Band 0
  2008                                $ 1.32                          $ 0.80                       1,192,093
  2007                                  1.21                            1.32                         966,196
  2006                                  1.06                            1.21                         264,262
  2005                                  1.00 (3/1/2005)                 1.06                          22,605
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--------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Advisor Freedom 2035
Class A
Band 125
  2008                                $ 1.01                          $ 0.60                         750,125
  2007                                  1.00 (5/24/07)                  1.01                         132,511
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--------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Advisor Freedom 2035
Class T
Band 125
  2008                                $ 1.27                          $ 0.76                       2,636,351
  2007                                  1.18                            1.27                         600,825
  2006                                  1.14                            1.18                         245,057
Band 100
  2008                                $ 1.28                          $ 0.76                          28,530
  2007                                  1.19                            1.28                          21,693
  2006                                  1.15                            1.19                          13,727
Band 0
  2008                                $ 1.32                          $ 0.79                         865,943
  2007                                  1.21                            1.32                         318,069
  2006                                  1.06                            1.21                         159,956
  2005                                  1.00 (3/1/2005)                 1.06                          18,695
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--------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Advisor Freedom 2040
Class A
Band 125
  2008                                $ 1.00                          $ 0.59                       1,239,789
  2007                                  1.00 (5/24/07)                  1.00                         494,492
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--------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Advisor Freedom 2040
Class T
Band 125
  2008                                $ 1.28                          $ 0.75                       4,208,970
  2007                                  1.19                            1.28                       1,399,390
  2006                                  1.15                            1.19                         658,411
Band 100
  2008                                $ 1.29                          $ 0.75                         113,361
  2007                                  1.20                            1.29                           8,468
  2006                                  1.15                            1.20                           3,297
Band 0
  2008                                $ 1.33                          $ 0.78                       1,811,399
  2007                                  1.22                            1.33                       1,252,423
  2006                                  1.06                            1.22                         386,584
  2005                                  1.00 (3/1/2005)                 1.06                          16,925
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--------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Advisor Freedom 2045
Class A
Band 125
  2008                                $ 1.00                          $ 0.58                         178,063
  2007                                  1.00 (5/24/07)                  1.00                              98
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--------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Advisor Freedom 2045
Class T
Band 125
  2008                                $ 1.00                          $ 0.58                         822,566
  2007                                  1.00 (5/24/07)                  1.00                          69,990
Band 0
  2008                                $ 1.01                          $ 0.59                         131,630
  2007                                  1.00 (5/24/07)                  1.01                          45,628
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--------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Advisor Freedom 2050
Class A
Band 125
  2008                                $ 1.01                          $ 0.57                         192,746
  2007                                  1.00 (5/24/07)                  1.01                           1,220
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Advisor Freedom 2050
Class T
Band 125
  2008                                $ 1.00                          $ 0.57                         763,226
  2007                                  1.00 (5/24/07)                  1.00                           8,809
Band 100
  2008                                $ 1.01                          $ 0.57                           4,719
Band 0
  2008                                $ 1.01                          $ 0.58                          98,233
  2007                                  1.00 (5/24/07)                  1.01                          17,795
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Advisor Freedom Income
Class A
Band 125
  2008                                $ 1.02                          $ 0.87                          84,260
  2007                                  1.00 (5/24/07)                  1.02                          15,111
-------------------------------------------------------------------------------------------------------------------------------
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Fidelity(R) Advisor Freedom Income
Class T
Band 125
  2008                                $ 1.10                          $ 0.94                         827,093
  2007                                  1.06                            1.10                         218,421
  2006                                  1.05 (01/01/2006)               1.06                          76,620
Band 0
  2008                                $ 1.14                          $ 0.98                           5,193
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--------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Advisor Growth & Income
Class T
Band 125
  2008                                $ 1.56                          $ 0.90                          61,556
  2007                                  1.42                            1.56                          28,956
  2006                                  1.39 (01/01/2006)               1.42                           5,583
Band 0
  2008                                $ 1.58                          $ 0.91                          16,921
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--------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Advisor Growth Opportunities
Class T
Band 125
  2008                                $ 1.48                          $ 0.65                         205,633
  2007                                  1.22                            1.48                         106,976
  2006                                  1.18                            1.22                          61,636
  2005                                  1.10                            1.18                          43,832
  2004                                  1.00 (5/01/2004)                1.10                          22,265
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--------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Advisor International Capital
Appreciation
Class T
Band 125
  2008                                $ 1.55                          $ 0.75                           1,009
  2007                                  1.51                            1.55                           1,009
  2006                                  1.33                            1.51                           1,201
  2005                                  1.19                            1.33                           1,204
  2004                                  1.00 (5/17/2004)                1.19                               0
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--------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Advisor Leveraged Company Stock
Class A
Band 125
  2008                                $ 1.24                          $ 0.57                       2,484,309
  2007                                  1.05                            1.24                       1,371,276
  2006                                  1.00 (10/23/2006)               1.05                               0
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--------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Advisor Leveraged Company Stock
Class T
Band 125
  2008                                $ 1.24                          $ 0.56                       2,596,337
  2007                                  1.05                            1.24                         585,312
  2006                                  1.00 (10/23/2006)               1.05                               0
Band 0
  2008                                $ 1.25                          $ 0.58                         311,309
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--------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Advisor Mid Cap
Class T
Band 125
  2008                                $ 2.07                          $ 0.97                         137,379
  2007                                  1.91                            2.07                         106,820
  2006                                  1.71                            1.91                         221,613
  2005                                  1.60                            1.71                         188,332
  2004                                  1.00 (05/01/2004)               1.60                         137,117
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--------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Advisor New Insights
Class T
Band 125
  2008                                $ 1.53                          $ 0.93                         946,901
  2007                                  1.29                            1.53                         683,490
  2006                                  1.20 (01/01/2006)               1.29                         645,014
Band 100
  2008                                $ 1.54                          $ 0.94                          20,574
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--------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Advisor Overseas
Class T
Band 125
  2008                                $ 1.82                          $ 1.02                             709
  2007                                  1.58                            1.82                          25,807
  2006                                  1.34                            1.58                          33,048
  2005                                  1.19                            1.34                          35,351
  2004                                  1.00 (05/01/2004)               1.19                          27,501
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--------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Advisor Small Cap
Class T
Band 125
  2008                                $ 2.18                          $ 1.57                       2,403,529
  2007                                  1.96                            2.18                       1,663,929
  2006                                  1.91                            1.96                       1,501,628
Band 100
  2008                                $ 2.20                          $ 1.59                              56
Band 50
  2008                                $ 2.25                          $ 1.63                         100,859
  2007                                  2.01                            2.25                          86,109
  2006                                  1.96                            2.01                          72,646
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--------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Advisor Small Cap
Class T
Band 0
  2008                                $ 2.33                          $ 1.70                         177,289
  2007                                  2.07                            2.33                         151,529
  2006                                  1.81                            2.07                          99,627
  2005                                  1.71                            1.81                         951,945
  2004                                  1.40                            1.71                         156,850
  2003                                  1.04 (5/01/2003)                1.40                               0
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--------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Asset ManagerSM Portfolio
Initial
Band 125
  2008                                $ 2.48                          $ 1.75                      17,731,161
  2007                                  2.18                            2.48                      21,773,695
  2006                                  2.05                            2.18                      38,564,135
  2005                                  2.00                            2.05                      47,580,876
  2004                                  1.92                            2.00                      53,440,839
  2003                                  1.65                            1.92                      53,469,759
  2002                                  1.83                            1.65                      53,227,498
  2001                                  1.93                            1.83                      52,427,456
  2000                                  2.03                            1.93                      48,253,843
  1999                                  1.85                            2.03                      41,549,516
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--------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund Portfolio
Initial
Band 125
  2008                                $ 4.48                          $ 2.55                      31,683,364
  2007                                  3.86                            4.48                      32,479,446
  2006                                  3.50                            3.86                      32,833,793
  2005                                  3.03                            3.50                      30,816,784
  2004                                  2.66                            3.03                      27,908,961
  2003                                  2.09                            2.66                      24,779,179
  2002                                  2.34                            2.09                      22,973,191
  2001                                  2.70                            2.34                      21,679,020
  2000                                  2.93                            2.70                      20,337,472
  1999                                  2.39                            2.93                      17,745,265
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--------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Equity-Income Portfolio
Initial
Band 125
  2008                                $ 2.94                          $ 1.66                       7,234,640
  2007                                  2.93                            2.94                       9,078,869
  2006                                  2.36                            2.93                      10,373,448
  2005                                  2.36                            2.36                      11,535,651
  2004                                  2.15                            2.36                      12,527,048
  2003                                  1.67                            2.15                      12,481,643
  2002                                  2.03                            1.67                      12,196,544
  2001                                  2.16                            2.03                      12,372,602
  2000                                  2.02                            2.16                      11,109,818
  1999                                  1.93                            2.02                      10,849,010
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--------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Portfolio
Initial
Band 125
  2008                                $ 3.55                          $ 1.85                      21,610,721
  2007                                  2.83                            3.55                      23,329,762
  2006                                  2.69                            2.83                      34,607,912
  2005                                  2.57                            2.69                      49,590,284
  2004                                  2.52                            2.57                      55,678,581
  2003                                  1.92                            2.52                      54,510,681
  2002                                  2.78                            1.92                      52,130,625
  2001                                  3.42                            2.78                      51,057,046
  2000                                  3.89                            3.42                      46,168,040
  1999                                  2.86                            3.89                      38,773,668
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--------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP High Income Portfolio
Initial
Band 125
  2008                                $ 1.78                          $ 1.32                       6,774,034
  2007                                  1.75                            1.78                       6,531,703
  2006                                  1.60                            1.75                       9,787,076
  2005                                  1.57                            1.60                      14,635,686
  2004                                  1.45                            1.57                      16,110,565
  2003                                  1.16                            1.45                      17,118,909
  2002                                  1.13                            1.16                      16,007,137
  2001                                  1.30                            1.13                      15,753,066
  2000                                  1.70                            1.30                      12,815,473
  1999                                  1.59                            1.70                      11,472,702
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--------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Overseas Portfolio
Initial
Band 125
  2008                                $ 2.95                          $ 1.64                       8,249,701
  2007                                  2.55                            2.95                       9,087,874
  2006                                  2.19                            2.55                      13,218,820
  2005                                  1.86                            2.19                      15,890,022
  2004                                  1.66                            1.86                      16,014,534
  2003                                  1.17                            1.66                      14,430,463
  2002                                  1.49                            1.17                      13,464,244
  2001                                  1.91                            1.49                      12,518,734
  2000                                  2.39                            1.91                      11,353,249
  1999                                  1.70                            2.39                      10,272,575
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--------------------------------------------------------------------------------------------------------------------------------
Fifth Third All Cap Value
Class A
Band 125
  2008                                $ 1.39                          $ 0.81                         327,148
  2007                                  1.38                            1.39                         316,066
  2006                                  1.17                            1.38                          38,090
  2005                                  1.10                            1.17                           5,091
  2004                                  1.00 (3/1/2004)                 1.10                               0
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Fifth Third Mid Cap Growth
Class A
Band 125
  2008                                $ 1.43                          $ 0.77                          77,969
  2007                                  1.33                            1.43                         305,372
  2006                                  1.23                            1.33                           5,199
  2005                                  1.12                            1.23                           2,316
  2004                                  1.00 (3/1/2004)                 1.12                               0
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Fifth Third Quality Growth
Class A
Band 125
  2008                                $ 1.36                          $ 0.84                          14,960
  2007                                  1.14                            1.36                             329
  2006                                  1.12 (01/01/2006)               1.14                               0
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Fifth Third Strategic Income
Class A
Band 125
  2008                                $ 1.12                          $ 0.87                          31,218
  2007                                  1.13                            1.12                          16,769
  2006                                  1.08                            1.13                          29,588
  2005                                  1.09                            1.08                             585
  2004                                  1.00 (3/1/2004)                 1.09                               0
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Fifth Third Technology
Class A
Band 125
  2006                                $ 1.17                          $ 1.21                         760,379
  2005                                  1.11                            1.17                          42,128
  2004                                  1.00 (3/1/2004)                 1.11                               0
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
First American Funds Mid Cap Growth
Opportunities
Class A
Band 125
  2008                                $ 1.18                          $ 0.63                         278,133
  2007                                  1.02                            1.18                         329,428
  2006                                  1.00 (10/23/2006)               1.02                               0
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
First American Funds Mid Cap Growth
Opportunities
Retirement
Band 125
  2008                                $ 1.18                          $ 0.63                           2,063
  2007                                  1.02                            1.18                               0
  2006                                  1.00 (10/23/2006)               1.02                               0
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
First American Funds Mid Cap Index
Retirement
Band 125
  2008                                $ 0.99                          $ 0.62                         214,581
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
First American Funds Mid Cap Value
Class A
Band 125
  2008                                $ 1.06                          $ 0.66                         109,710
  2007                                  1.03                            1.06                               0
  2006                                  1.00 (10/23/2006)               1.03                               0
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
First American Funds Mid Cap Value
Retirement
Band 125
  2008                                $ 1.06                          $ 0.66                           5,092
  2007                                  1.03                            1.06                               0
  2006                                  1.00 (10/23/2006)               1.03                               0
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
First American Funds Small Cap Index
Retirement
Band 125
  2008                                $ 0.97                          $ 0.63                         296,321
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
First American Funds Small Cap Select
Class A
Band 125
  2008                                $ 0.96                          $ 0.63                         436,614
  2007                                  1.03                            0.96                         568,304
  2006                                  1.00 (10/23/2006)               1.03                               0
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
First American Funds Small Cap Select
Retirement
Band 125
  2008                                $ 0.96                          $ 0.62                          13,813
  2007                                  1.03                            0.96                          42,572
  2006                                  1.00 (10/23/2006)               1.03                               0
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
First American Funds Small Cap Value
Class A
Band 125
  2008                                $ 0.95                          $ 0.66                          67,440
  2007                                  1.03                            0.95                             140
  2006                                  1.00 (10/23/2006)               1.03                               0
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
First American Funds Small Cap Value
Retirement
Band 125
  2008                                $ 0.95                          $ 0.00                               0
  2007                                  1.03                            0.95                               0
  2006                                  1.00 (10/23/2006)               1.03                               0
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
First American Funds Strategy Growth
Allocation
Class A
Band 125
  2008                                $ 1.11                          $ 0.00                               0
  2007                                  1.02                            1.11                               0
  2006                                  1.00 (10/23/2006)               1.02                               0
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
First American Funds Strategy Growth
Allocation
Retirement
Band 125
  2008                                $ 1.10                          $ 0.00                               0
  2007                                  1.02                            1.10                               0
  2006                                  1.00 (10/23/2006)               1.02                               0
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Franklin Capital Growth
Retirement
Band 125
  2008                                $ 1.30                          $ 0.81                         141,275
  2007                                  1.20                            1.30                          11,532
  2006                                  1.14 (01/01/2006)               1.20                           5,696
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Franklin Flex Cap Growth
Retirement
Band 125
  2008                                $ 1.53                          $ 0.96                         607,489
  2007                                  1.34                            1.53                         320,219
  2006                                  1.29                            1.34                         263,789
  2005                                  1.23                            1.29                         187,889
  2004                                  1.11                            1.23                          92,544
  2003                                  1.00 (10/01/2003)               1.11                               0
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Value
Class A
Band 125
  2008                                $ 1.00                          $ 0.66                         115,328
  2007                                  1.04                            1.00                           3,554
  2006                                  1.00 (10/23/2006)               1.04                               0
Band 100
  2008                                $ 1.01                          $ 0.68                         109,938
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Value
Retirement
Band 125
  2008                                $ 0.99                          $ 0.66                         354,614
  2007                                  1.04                            0.99                         125,943
  2006                                  1.00 (10/23/2006)               1.04                               0
Band 100
  2008                                $ 1.01                          $ 0.68                         109,938
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Franklin Small-Mid Cap Growth
Retirement
Band 125
  2008                                $ 1.50                          $ 0.85                          98,292
  2007                                  1.36                            1.50                          71,225
  2006                                  1.28                            1.36                          36,175
  2005                                  1.18                            1.28                           6,061
  2004                                  1.00 (5/17/2004)                1.18                               0
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Franklin Strategic Income
Retirement
Band 125
  2008                                $ 1.28                          $ 1.12                       1,891,166
  2007                                  1.23                            1.28                       1,616,840
  2006                                  1.16                            1.23                         344,427
Band 0
  2008                                $ 1.35                          $ 1.20                         471,751
  2007                                  1.28                            1.35                         413,343
  2006                                  1.15                            1.28                         116,941
  2005                                  1.15                            1.15                         144,184
  2004                                  1.06                            1.15                             991
  2003                                  1.02 (10/01/2003)               1.06                               0
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Growth Strategy
Institutional
Band 125
  2008                                $ 1.08                          $ 0.65                         199,921
  2007                                  1.04                            1.08                         188,375
  2006                                  1.00 (10/23/2006)               1.04                               0
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Growth Strategy
Service
Band 125
  2008                                $ 1.07                          $ 0.64                             167
  2007                                  1.04                            1.07                               0
  2006                                  1.00 (10/23/2006)               1.04                               0
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Mid Cap Value
Institutional
Band 125
  2008                                $ 1.06                          $ 0.67                      12,516,568
  2007                                  1.04                            1.06                       6,767,419
  2006                                  1.00 (10/23/2006)               1.04                               0
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Mid Cap Value
Service
Band 125
  2008                                $ 1.06                          $ 0.66                         437,510
  2007                                  1.04                            1.06                          76,330
  2006                                  1.00 (10/23/2006)               1.04                               0
Band 100
  2008                                $ 1.06                          $ 0.66                           3,183
Band 0
  2008                                $ 1.07                          $ 0.68                         536,140
  2007                                  1.04                            1.07                          11,954
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Small Cap Value
Institutional
Band 125
  2008                                $ 0.96                          $ 0.70                          34,376
  2007                                  1.03                            0.96                          98,714
  2006                                  1.00 (10/23/2006)               1.03                               0
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Small Cap Value
Service
Band 125
  2008                                $ 0.96                          $ 0.69                          64,585
  2007                                  1.03                            0.96                           5,974
  2006                                  1.00 (10/23/2006)               1.03                               0
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Structured International
Equity Fund
Service
Band 125
  2008                                $ 0.98                          $ 0.55                           1,623
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Tollkeeper
Institutional
Band 125
  2008                                $ 1.34                          $ 0.72                       3,156,005
  2007                                  1.06                            1.34                         969,954
  2006                                  1.00 (10/23/2006)               1.06                               0
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Tollkeeper
Service
Band 125
  2008                                $ 1.33                          $ 0.72                          43,779
  2007                                  1.06                            1.33                             536
  2006                                  1.00 (10/23/2006)               1.06                               0
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Janus Adviser Forty Fund
Retirement
Band 125
  2008                                $ 1.64                          $ 0.90                       1,341,695
  2007                                  1.22                            1.64                          476,508
  2006                                  1.13                            1.22                          224,873
  2005                                  1.00 (5/20/2005)                1.13                            4,181
Band 0
  2008                                $ 1.65                          $ 0.91                           34,642
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Janus Adviser Growth and Income Fund
Retirement
Band 125
  2008                                $ 1.26                          $ 0.69                          50,795
  2007                                  1.19                            1.26                          72,066
  2006                                  1.15                            1.19                          17,604
Band 50
  2008                                $ 1.29                          $ 0.71                         427,537
  2007                                  1.20                            1.29                         508,005
  2006                                  1.12                            1.20                         484,971
  2005                                  1.00 (5/20/2005)                1.12                         180,358
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Janus Adviser INTECH Risk-Managed Large Cap
Growth
Class S
Band 125
  2008                                $ 1.45                          $ 0.82                       4,967,499
  2007                                  1.33                            1.45                       5,517,010
  2006                                  1.26                            1.33                       5,756,092
  2005                                  1.19                            1.26                          26,577
  2004                                  1.07                            1.19                               0
  2003                                  1.00 (9/15/2003)                1.07                               0
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Janus Adviser Perkins Mid Cap Value
Portfolio (formerly Janus Adviser Mid Cap
Value Portfolio)
Retirement
Band 125
  2008                                $ 1.10                          $ 0.78                         200,230
  2007                                  1.04                            1.10                               0
  2006                                  1.00 (10/23/2006)               1.04                               0
Band 0
  2008                                $ 1.10                          $ 0.79                             598
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Janus Adviser Perkins Small  Company Value
Class S
Band 125
  2008                                $ 1.50                          $ 0.98                         287,793
  2007                                  1.60                            1.50                          82,033
  2006                                  1.13                            1.60                          31,334
  2005                                  1.27                            1.13                           2,594
  2004                                  1.10                            1.27                               0
  2003                                  1.00 (9/15/2003)                1.10                               0
Band 50
  2008                                $ 1.56                          $ 1.03                          65,673
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Flexible Bond Portfolio
Institutional
Band 125
  2008                                $ 1.69                          $ 1.77                      11,226,567
  2007                                  1.60                            1.69                       9,952,575
  2006                                  1.56                            1.60                      10,358,363
  2005                                  1.54                            1.56                      10,936,764
  2004                                  1.50                            1.54                      10,737,951
  2003                                  1.43                            1.50                      10,695,429
  2002                                  1.31                            1.43                       9,258,998
  2001
  2000                                  1.17                            1.23                       5,236,802
  1999                                  1.17                            1.17                       4,442,495
Band 0
  2008                                $ 1.94                          $ 2.05                           6,247
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Perkins Mid Cap Value Portfolio
(formerly Janus Aspen Mid Cap Value
Portfolio)
Class S
Band 125
  2008                                $ 1.10                          $ 0.78                         253,189
  2007                                  1.04                            1.10                               0
  2006                                  1.00 (10/23/2006)               1.04                               0
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Worldwide Portfolio
(formerly Janus Aspen Series Worldwide
Growth Portfolio)
Institutional
Band 125
  2008                                $ 1.85                          $ 1.01                      12,608,660
  2007                                  1.71                            1.85                      13,984,817
  2006                                  1.47                            1.71                      17,073,458
  2005                                  1.40                            1.47                      30,895,367
  2004                                  1.35                            1.40                      35,730,498
  2003                                  1.11                            1.35                      35,860,493
  2002                                  1.50                            1.11                      34,123,387
  2001                                  1.96                            1.50                      32,859,993
  2000                                  2.36                            1.96                      28,723,922
  1999                                  1.45                            2.36                      17,434,845
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Developing Growth
Class P
Band 125
  2008                                $ 1.67                          $ 0.87                         264,576
  2007                                  1.25                            1.67                         107,226
  2006                                  1.14 (01/01/2006)               1.25                          23,814
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Developing Growth
Class P
Band 100
  2008                                $ 1.68                          $ 0.87                          33,884
  2007                                  1.25                            1.68                          35,681
  2006                                  1.14                            1.25                          66,056
Band 25
  2008                                $ 1.72                          $ 0.90                          82,239
Band 0
  2008                                $ 1.73                          $ 0.91                         200,072
  2007                                  1.28                            1.73                         331,988
  2006                                  1.15                            1.28                         276,020
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Developing Growth
Class R3
Band 125
  2008                                $ 1.02                          $ 0.53                          22,594
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth Opportunities
Class P
Band 125
  2008                                $ 1.35                          $ 0.82                          47,943
  2007                                  1.13                            1.35                           4,986
  2006                                  1.08 (01/01/2006)               1.13                             908
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth Opportunities
Class R3
Band 125
  2008                                $ 1.02                          $ 0.62                              69
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value
Class P
Band 125
  2008                                $ 1.20                          $ 0.71                           7,534
  2007                                  1.21                            1.20                           7,144
  2006                                  1.09                            1.21                           5,423
  2005                                  1.02                            1.09                           2,177
  2004                                  1.00 (12/13/2004)               1.02                               0
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Small Cap Blend
Class P
Band 125
  2008                                $ 1.32                          $ 0.87                       3,789,643
  2007                                  1.22                            1.32                       1,432,816
  2006                                  1.16                            1.22                       1,222,280
  2005                                  1.04                            1.16                         267,565
  2004                                  1.00 (12/13/2004)               1.04                               0
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Small Cap Blend
Class P
Band 0
  2007                                $ 1.25                          $ 1.37                          89,113
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Small Cap Value
Class P
Band 125
  2008                                $ 1.49                          $ 1.01                         130,653
  2007                                  1.37                            1.49                         100,815
  2006                                  1.15                            1.37                          99,585
  2005                                  1.03                            1.15                          64,939
  2004                                  1.00 (12/13/2004)               1.03                               0
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Manning & Napier, Inc. Pro-Blend(R)
Conservative Term Series
Class S
Band 125
  2008                                $ 1.07                          $ 1.01                           1,264
  2007                                  1.02                            1.07                             246
  2006                                  1.00 (10/23/2006)               1.02                               0
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Manning & Napier, Inc. Pro-Blend(R) Extended
Term Series
Class S
Band 125
  2008                                $  1.09                         $  0.81                         132,265
  2007                                   1.03                            1.09                         149,458
  2006                                   1.00 (10/23/2006)               1.03                               0
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Manning & Napier, Inc. Pro-Blend(R) Maximum
Term Series
Class S
Band 125
  2008                                $ 1.09                          $ 0.69                          10,482
  2007                                  1.04                            1.09                               0
  2006                                  1.00 (10/23/2006)               1.04                               0
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Manning & Napier, Inc. Pro-Blend(R) Moderate
Term Series
Class S
Band 125
  2008                                $ 1.08                          $ 0.87                         119,249
  2007                                  1.03                            1.08                          73,358
  2006                                  1.00 (10/23/2006)               1.03                               0
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Marshall Small Cap Growth
Investor
Band 125
  2008                                $ 0.98                          $ 0.56                          12,348
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) International New Discovery
Class A
Band 125
  2008                                $ 2.42                          $ 1.34                       1,917,239
  2007                                  2.25                            2.42                       1,913,650
  2006                                  1.80                            2.25                       1,902,033
  2005                                  1.51                            1.80                       1,076,469
  2004                                  1.23                            1.51                         567,025
  2003                                  0.84                            1.23                         253,507
  2002                                  1.00                            0.84                         129,375
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) Mid Cap Growth
Class A
Band 125
  2008                                $ 1.22                          $ 0.59                           6,493
  2007                                  1.12                            1.22                         102,679
  2006                                  1.11                            1.12                          76,536
  2005                                  1.10                            1.11                          62,270
  2004                                  0.97                            1.10                          46,360
  2003                                  0.72                            0.97                          11,263
  2002                                  1.00                            0.72                           3,380
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) Strategic Value
Class A
Band 125
  2008                                $ 1.25                          $ 0.70                         235,116
  2007                                  1.30                            1.25                         244,195
  2006                                  1.15                            1.30                         255,436
  2005                                  1.17                            1.15                         232,125
  2004                                  1.01                            1.17                         106,724
  2003                                  0.80                            1.01                          51,802
  2002                                  1.00                            0.80                           6,914
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) Value
Class A
Band 125
  2008                                $ 1.57                          $ 1.04                       1,200,752
  2007                                  1.48                            1.57                         867,352
  2006                                  1.24                            1.48                         550,143
  2005                                  1.18                            1.24                         111,238
  2004                                  1.04                            1.18                           2,093
  2003                                  0.84                            1.04                           1,114
  2002                                  1.00 (06/01/02)                 0.84                               0
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Fasciano
Advisor
Band 125
  2007                                $ 1.28                          $ 1.26                         881,535
  2006                                  1.24                            1.28                       1,015,554
  2005                                  1.22                            1.24                         133,264
  2004                                  1.10                            1.22                          38,433
  2003                                  1.00 (10/01/2003)               1.10                               0
Band 100
  2008                                $ 1.57                          $ 0.89                             522
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Focus
Advisor
Band 125
  2008                                $ 1.28                          $ 0.74                          27,110
  2007                                  1.22                            1.28                          14,638
  2006                                  1.10                            1.22                          12,385
  2005                                  1.12                            1.10                             865
  2004                                  1.00 (12/13/2004)               1.12                               0
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners
Advisor
Band 125
  2008                                $ 1.42                          $ 0.66                       2,728,215
  2007                                  1.31                            1.42                       2,020,623
  2006                                  1.18                            1.31                       1,641,378
  2005                                  1.01                            1.18                         256,671
  2004                                  1.00 (12/13/2004)               1.01                               0
Band 100
  2008                                $ 1.43                          $ 0.68                          19,457
Band 0
  2008                                $ 1.48                          $ 0.71                         177,873
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Small Cap Growth
Advisor
Band 125
  2008                                $ 1.56                          $ 0.89                         831,750
  2007                                  1.18                            1.56                          35,007
  2006                                  1.04                            1.18                             497
  2005                                  1.00 (12/13/2004)               1.04                               0
Band 0
  2008                                $ 1.62                          $ 0.93                             522
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Old Mutual Developing Growth
Institutional
Band 125
  2008                                $ 0.84                          $ 0.45                           8,776
  2007                                  0.72                            0.84                          12,218
  2006                                  0.68                            0.72                             760
  2005                                  0.64                            0.68                             647
  2004                                  0.65                            0.64                             525
  2003                                  0.42                            0.65                             552
  2002                                  0.81                            0.42                             238
  2001                                  1.01                            0.81                               0
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Old Mutual Growth II
Class Z
Band 125
  2007                                $ 1.13                          $ 1.37                       2,565,119
  2006                                  1.07                            1.13                       2,952,264
  2005                                  0.97                            1.07                       3,765,269
  2004                                  0.92                            0.97                       4,157,058
  2003                                  0.74                            0.92                       4,498,118
  2002                                  1.08                            0.74                       4,163,718
  2001                                  1.83                            1.08                       4,241,331
  2000                                  2.23                            1.83                       4,102,333
  1999                                  1.14                            2.23                       1,277,768
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Old Mutual Large Cap Growth
Class Z
Band 125
  2007                                $ 1.10                          $ 1.10                         272,360
  2006                                  0.91                            1.10                         321,923
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Old Mutual Columbus Circle Technology &
Communications
Class Z
Band 125
  2007                                $ 0.92                          $ 1.21                       2,164,214
  2006                                  0.89                            0.92                       3,036,309
  2005                                  0.82                            0.89                       5,741,050
  2004                                  0.78                            0.82                       7,516,210
  2003                                  0.54                            0.78                       6,671,788
  2002                                  1.20                            0.54                       4,851,848
  2001                                  2.54                            1.20                       3,251,322
  2000                                  4.45                            2.54                       1,878,426
  1999                                  1.35                            4.45                         953,082
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Developing Markets Fund
Class N
Band 125
  2008                                $ 2.21                          $ 1.13                       2,855,914
  2007                                  1.68                            2.21                       2,744,935
  2006                                  1.36                            1.68                       2,533,748
  2005                                  1.00 (5/20/2005)                1.36                         235,406
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund
Class N
Band 125
  2008                                $ 1.39                          $ 0.81                         168,585
  2007                                  1.34                            1.39                         493,518
  2006                                  1.19 (01/01/2006)               1.34                         529,270
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund
Class N
Band 50
  2008                                $ 1.42                          $ 0.83                         413,502
  2007                                  1.35                            1.42                         338,117
  2006                                  1.19                            1.35                         299,492
Band 0
  2008                                $ 1.44                          $ 0.85                         405,607
  2007                                  1.37                            1.44                         342,019
  2006                                  1.20                            1.37                         283,770
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer International Bond Fund
Class N
Band 125
  2008                                $ 1.23                          $ 1.20                       2,779,557
  2007                                  1.19                            1.23                       1,566,078
  2006                                  1.08                            1.19                         710,394
  2005                                  1.00 (5/20/2005)                1.08                           3,034
Band 0
  2008                                $ 1.27                          $ 1.25                          84,284
  2007                                  1.21                            1.27                          23,347
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer International Growth Fund
Class A
Band 125
  2008                                $ 0.97                          $ 0.56                             469
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer International Growth Fund
Class N
Band 125
  2008                                $ 0.97                          $ 0.56                          62,541
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer International Small Company Fund
Class N
Band 125
  2008                                $ 2.06                          $ 0.69                         703,663
  2007                                  1.72                            2.06                         726,110
  2006                                  1.28                            1.72                         443,730
  2005                                  1.00 (5/20/2005)                1.28                           3,097
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Opportunity Fund
Class N
Band 125
  2008                                $ 1.24                          $ 0.75                         409,886
  2007                                  1.22                            1.24                         435,372
  2006                                  1.08                            1.22                         221,714
  2005                                  1.00 (5/20/2005)                1.08                           2,741
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund
Class A
Band 125
  2008                                $ 0.55                          $ 0.34                       2,823,893
  2007                                  0.57                            0.55                       2,840,126
  2006                                  1.00 (10/23/2006)               0.57                               0
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund
Class N
Band 125
  2008                                $ 0.55                          $ 0.33                       1,072,143
  2007                                  0.57                            0.55                         229,267
  2006                                  1.00 (10/23/2006)               0.57                               0
Band 0
  2008                                $ 0.56                            0.34                         125,593
  2007                                  0.57                            0.56                          53,704
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Small/Mid Cap Value Fund
Class N
Band 125
  2008                                $  1.40                         $  0.69                       2,627,934
  2007                                   1.31                            1.40                       2,768,356
  2006                                   1.14 (10/23/2006)               1.31                         999,241
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Income Fund
Class A
Band 125
  2008                                $ 1.03                          $ 0.85                         201,573
Band 25
  2008                                $ 1.04                          $ 0.87                         296,467
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Income Fund
Class N
Band 125
  2008                                $ 1.03                          $ 0.85                         164,493
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Value
Class N
Band 125
  2008                                $ 0.99                          $ 0.57                          87,958
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
PIMCO High Yield
Administrative
Band 125
  2008                                $ 1.46                          $ 1.10                       2,738,463
  2007                                  1.43                            1.46                       4,006,402
  2006                                  1.33                            1.43                       3,158,179
  2005                                  1.29                            1.33                         203,927
  2004                                  1.20                            1.29                          22,555
  2003                                  0.98                            1.20                               0
  2002                                  1.00 (6/01/2002)                0.98                               0
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
PIMCO High Yield
Retirement
Band 125
  2008                                $ 1.28                          $ 0.96                         764,134
  2007                                  1.26                            1.28                         590,480
  2006                                  1.17                            1.26                         571,898
  2005                                  1.14                            1.17                         234,537
  2004                                  1.06                            1.14                          47,551
  2003                                  1.01 (10/01/2003)               1.06                               0
Band 100
  2008                                $ 1.29                          $ 0.97                          18,736
Band 50
  2008                                $ 1.32                          $ 1.00                         101,346
  2007                                  1.29                            1.32                          86,486
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
PIMCO Total Return
Administrative
Band 125
  2008                                $ 1.07                          $ 1.11                       9,428,320
  2007                                  1.00 (5/24/07)                  1.07                       6,760,078
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
PIMCO Total Return
Retirement
Band 125
  2008                                $ 1.15                          $ 1.18                       3,643,842
  2007                                  1.08                            1.15                       1,373,463
  2006                                  1.08                            1.08                       6,858,795
Band 100
  2008                                $ 1.16                          $ 1.20                          64,561
  2007                                  1.08                            1.16                          15,984
  2006                                  1.05                            1.08                           6,441
  2005                                  1.05                            1.05                         998,132
  2004                                  1.01                            1.05                         256,324
  2003                                  1.01 (10/01/2003)               1.01                               0
Band 0
  2008                                $ 1.21                          $ 1.26                           8,127
  2007                                  1.12                            1.21                           6,876
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Pioneer Bond
Class A
Band 125
  2008                                $ 1.07                          $ 1.01                         537,299
  2007                                  1.03                            1.07                         288,335
  2006                                  1.01 (01/01/2006)               1.03                          51,008
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Pioneer Emerging Markets
Class A
Band 125
  2008                                $ 1.59                          $ 0.64                         365,862
  2007                                  1.13                            1.59                         166,997
  2006                                  1.00 (10/24/2006)               1.13                               0
Band 0
  2008                                $ 1.61                          $ 0.66                           2,494
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Pioneer Equity Income
Retirement
Band 125
  2008                                $ 0.98                          $ 0.68                             616
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Pioneer Fund
Retirement
Band 125
  2008                                $ 1.19                          $ 0.77                          76,190
  2007                                  1.16                            1.19                         114,561
  2006                                  1.08 (01/01/2006)               1.16                          20,803
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Pioneer High Yield
Retirement
Band 125
  2008                                $ 1.22                          $ 0.76                         343,865
  2007                                  1.16                            1.22                         254,402
  2006                                  1.07                            1.16                          40,798
Band 100
  2008                                $ 1.23                          $ 0.76                          69,705
  2007                                  1.16                            1.23                          74,343
  2006                                  1.07                            1.16                          64,640
Band 50
  2008                                $ 1.24                          $ 0.78                         137,574
  2007                                  1.17                            1.24                         110,969
  2006                                  1.06                            1.17                          90,523
  2005                                  1.00 (5/20/2005)                1.06                           1,839
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Pioneer Mid-Cap Value
Retirement
Band 125
  2008                                $ 1.21                          $ 0.79                         764,126
  2007                                  1.17                            1.21                         719,850
  2006                                  1.06                            1.17                         583,803
  2005                                  1.00 (5/20/2005)                1.06                          68,685
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Pioneer Oak Ridge Large Cap Growth
Retirement
Band 125
  2007                                $ 1.10                          $ 1.17                             351
  2006                                  1.09 (01/01/2006)               1.10                               0
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Pioneer Small Cap Value
Retirement
Band 125
  2008                                $ 1.18                          $ 0.72                          59,885
  2007                                  1.30                            1.18                          59,203
  2006                                  1.17 (01/01/2006)               1.30                          38,709
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Pioneer Small Mid Cap Value
Retirement
Band 125
  2007                                $ 1.09                          $    0                               0
  2006                                  1.05 (01/01/2006)               1.09                           2,623
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Pioneer VCT Fund
Class 1
Band 125
  2008                                $ 1.46                          $ 0.95                       3,541,380
  2007                                  1.41                            1.46                       3,557,248
  2006                                  1.23                            1.41                       4,397,803
  2005                                  1.17                            1.23                       5,368,751
  2004                                  1.10                            1.17                       6,289,040
  2003                                  0.89                            1.10                       5,994,350
  2002                                  1.22                            0.89                       5,460,849
  2001                                  1.36                            1.22                       4,874,658
  2000                                  1.55                            1.36                       4,652,378
  1999                                  1.43                            1.55                       3,549,888
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Pioneer VCT Growth Opportunities
Class 1
Band 125
  2008                                $ 1.76                          $ 1.12                       6,992,977
  2007                                  1.86                            1.76                       9,469,091
  2006                                  1.78                            1.86                      12,120,267
  2005                                  1.69                            1.78                      14,203,577
  2004                                  1.40                            1.69                      15,119,508
  2003                                  0.99                            1.40                      13,466,958
  2002                                  1.61                            0.99                      12,304,684
  2001                                  1.36                            1.61                      11,410,141
  2000                                  1.48                            1.36                       9,376,539
  1999                                  1.41                            1.48                       7,892,664
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Russell 2010 LifePoints(R) Strategy Fund
Class R2
Band 125
  2008                                $ 1.02                          $ 0.79                       2,558,051
  2007                                  1.00 (5/24/07)                  1.02                       1,802,115
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Russell 2010 LifePoints(R) Strategy Fund
Class R3
Band 125
  2008                                $ 1.18                          $ 0.91                         414,372
  2007                                  1.12                            1.18                         189,407
  2006                                  1.04                            1.12                       1,102,401
  2005                                  1.00 (3/1/2005)                 1.04                         102,187
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Russell 2020 LifePoints(R) Strategy Fund
Class R2
Band 125
  2008                                $ 1.01                          $ 0.71                       6,639,112
  2007                                  1.00 (5/24/07)                  1.01                       4,965,484
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Russell 2020 LifePoints(R) Strategy Fund
Class R3
Band 125
  2008                                $ 1.22                          $ 0.85                       1,835,024
  2007                                  1.16                            1.22                       1,109,412
  2006                                  1.05                            1.16                       3,130,459
  2005                                  1.00 (3/1/2005)                 1.05                          82,986
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Russell 2030 LifePoints(R) Strategy Fund
Class R2
Band 125
  2008                                $ 1.00                          $ 0.60                       6,021,230
  2007                                  1.00 (5/24/07)                  1.00                       4,227,306
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Russell 2030 LifePoints(R) Strategy Fund
Class R3
Band 125
  2008                                $ 1.27                          $ 0.76                       1,527,566
  2007                                  1.20                            1.27                         799,185
  2006                                  1.05                            1.20                       2,248,552
  2005                                  1.00 (3/1/2005)                 1.05                          25,849
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Russell 2040 LifePoints(R) Strategy Fund
Class R2
Band 125
  2008                                $ 1.00                          $ 0.60                       4,224,198
  2007                                  1.00 (5/24/07)                  1.00                       2,359,659
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Russell 2040 LifePoints(R) Strategy Fund
Class R3
Band 125
  2008                                $ 1.28                          $ 0.76                       1,441,041
  2007                                  1.22                            1.28                         752,750
  2006                                  1.06                            1.22                       1,596,017
  2005                                  1.00 (3/1/2005)                 1.06                           2,065
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Russell Emerging Markets Fund
Class E
Band 125
  2008                                $ 1.53                          $ 0.69                           9,873
  2007                                  1.13                            1.53                               0
  2006                                  1.00 (10/23/2006)               1.13                               0
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Russell Equity I
Class E
Band 125
  2007                                $ 1.10                          $ 1.20                               0
  2006                                  1.00 (01/03/2006)               1.10                               0
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Russell Equity I
Class R2
Band 125
   2008                               $ 1.20                          $ 0.69                         192,654
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Russell Equity II
Class E
Band 125
  2007                                $ 1.13                          $ 1.16                               0
  2006                                  1.00 (01/03/2006)               1.13                               0
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Russell Equity Q
Class E
Band 125
  2007                                $ 1.10                          $ 1.11                               0
  2006                                  1.00 (01/03/2006)               1.10                               0
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Russell International Developed Markets Fund
Class E
Band 125
  2007                                $ 1.20                          $ 1.34                               0
  2006                                  1.00 (01/03/2006)               1.20                               0
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Russell LifePoints(R) Aggressive Strategy
Class E
Band 125
  2007                                $ 1.12                          $ 1.19                               0
  2006                                  1.00 (01/03/2006)               1.12                               0
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Russell LifePoints(R) Aggressive Strategy
Class R3
Band 125
  2008                                $ 1.48                          $ 0.93                       2,986,069
  2007                                  1.40                            1.48                       1,352,927
  2006                                  1.25                            1.40                       1,605,776
Band 100
  2008                                $ 1.49                          $ 0.94                          26,684
  2007                                  1.41                            1.49                          22,273
  2006                                  1.26                            1.41                          17,887
Band 50
  2008                                $ 1.52                          $ 0.97                         309,263
  2007                                  1.43                            1.52                         261,629
  2006                                  1.23                            1.43                         216,325
  2005                                  1.16                            1.23                         532,194
  2004                                  1.00 (05/17/2004)               1.16                          12,397
Band 0
  2008                                $ 1.55                          $ 0.99                         227,933
  2007                                  0.45                            1.55                         203,836
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Russell LifePoints(R) Balanced Strategy
Class E
Band 125
  2007                                $ 1.10                          $ 1.16                               0
  2006                                  1.00 (01/03/2006)               1.10                               0
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Russell LifePoints(R) Balanced Strategy
Class R2
Band 125
  2008                                $ 1.01                          $ 0.70                       6,323,085
  2007                                  1.00 (5/24/07)                  1.01                       4,244,459
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Russell LifePoints(R) Balanced Strategy
Class R3
Band 125
  2008                                $ 1.39                          $ 0.96                       7,920,969
  2007                                  1.32                            1.39                       3,499,620
  2006                                  1.20                            1.32                       3,244,945
Band 100
  2008                                $ 1.40                          $ 0.97                          35,525
  2007                                  1.33                            1.40                         201,943
  2006                                  1.21                            1.33                          27,324
Band 50
  2008                                $ 1.43                          $ 0.99                         333,417
  2007                                  1.35                            1.43                         340,060
  2006                                  1.22                            1.35                         382,694
  2005                                  1.13                            1.19                       1,007,366
  2004                                  1.00 (05/17/2004)               1.13                          55,364
Band 0
  2008                                $ 1.45                          $ 1.02                       1,567,276
  2007                                  1.36                            1.45                       1,504,888
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Russell LifePoints(R) Conservative Strategy
Class E
Band 125
  2007                                $ 1.05                          $ 1.09                               0
  2006                                  1.00 (01/03/2006)               1.05                               0
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Russell LifePoints(R) Conservative Strategy
Class R2
Band 125
  2008                                $ 1.03                          $ 0.86                         702,808
  2007                                  1.00 (5/24/07)                  1.03                         420,359
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Russell LifePoints(R) Conservative Strategy
Class R3
Band 125
  2008                                $ 1.15                          $ 0.96                       1,078,024
  2007                                  1.11                            1.15                         651,059
  2006                                  1.06                            1.11                         516,502
Band 50
  2008                                $ 1.18                          $ 0.99                         180,750
  2007                                  1.13                            1.18                         164,336
  2006                                  1.06                            1.13                         146,925
  2005                                  1.04                            1.06                         168,264
  2004                                  1.00 (05/17/2004)               1.04                               0
Band 0
  2008                                $ 1.20                          $ 1.02                          61,061
  2007                                  1.15                            1.20                         136,600
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Russell  LifePoints(R) Equity Aggressive
Class E
Band 125
  2008                                $ 1.22                          $ 0.70                               0
  2007                                  1.15                            1.22                               0
  2006                                  1.00 (01/03/2006)               1.15                               0
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Russell  LifePoints(R) Equity Growth Strategy
Class R2
Band 125
  2008                                $ 1.00                          $ 0.57                         795,732
  2007                                  1.00 (5/24/07)                  1.00                         544,596
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Russell  LifePoints(R) Growth Strategy
Class R2
Band 125
  2008                                $ 1.01                          $ 0.63                       1,451,429
  2007                                  1.00 (5/24/07)                  1.01                       1,619,216
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Russell LifePoints(R) Moderate Strategy
Class E
Band 125
  2007                                $ 1.07                          $ 1.13                               0
  2006                                  1.00 (01/03/2006)               1.07                               0
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Russell LifePoints(R) Moderate Strategy
Class R2
Band 125
   2008                               $ 1.02                          $ 0.77                       6,354,558
   2007                                 1.00 (5/24/07)                  1.02                       6,381,218
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Russell LifePoints(R) Moderate Strategy
Class R3
Band 125
  2008                                $ 1.26                          $ 0.95                       2,021,551
  2007                                  1.20                            1.26                       1,304,338
  2006                                  1.12                            1.20                       1,118,537
Band 100
  2007                                  1.21                            1.27                               0
  2006                                  1.13                            1.21                          15,271
Band 50
  2008                                $ 1.30                          $ 0.98                         204,372
  2007                                  1.23                            1.30                         266,396
  2006                                  1.11                            1.23                         127,761
  2005                                  1.08                            1.11                         359,112
  2004                                  1.00 (05/17/2004)               1.08                          22,813
Band 0
  2008                                $ 1.32                          $ 1.01                         193,024
  2007                                  1.24                            1.32                         136,255
Russell Real Estate Securities Fund
Class E
Band 125
  2007                                $ 1.04  $                         0.87                               0
  2006                                  1.00 (10/23/2006)               1.04                               0
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Russell Real Estate Securities Fund
Class R2
Band 125
  2008                                $ 0.87                          $ 0.54                           2,915
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Russell Select Value
Class E
and 125
  2007                                $ 1.04                          $ 1.00                               0
  2006                                  1.00 (10/23/2006)               1.04                               0
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
State Street Equity Index 500
Class A
Band 125
  2008                                $ 3.49                          $ 2.18                      50,845,463
  2007                                  3.36                            3.49                      55,174,503
  2006                                  2.94                            3.36                      61,505,096
  2005                                  2.84                            2.94                      66,509,154
  2004                                  2.60                            2.84                      70,497,847
  2003                                  2.05                            2.60                      69,924,821
  2002                                  2.68                            2.05                      66,528,028
  2001                                  3.09                            2.68                      64,168,583
  2000                                  3.45                            3.09                      58,495,675
  1999                                  2.90                            3.45                      40,519,791
Band 0
  2008                                $ 3.64                          $ 2.29                         169,224
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
State Street Equity Index 500
Class R
Band 125
  2008                                $ 1.23                          $ 0.76                       4,802,516
  2007                                  1.18                            1.23                       3,047,852
  2006                                  1.06                            1.18                       1,046,510
Band 100
  2008                                $ 1.23                          $ 0.77                          30,528
  2007                                  1.19                            1.23                          50,794
  2006                                  1.06                            1.19                          65,291
Band 50
  2008                                $ 1.25                            0.78                         826,395
  2007                                  1.20                            1.25                         895,967
  2006                                  1.06                            1.20                         861,397
Band 0
  2008                                $ 1.27                          $ 0.79                         826,531
  2007                                  1.21                            1.27                         789,899
  2006                                  1.04                            1.21                         627,105
  2005                                  1.00 (6/3/2005)                 1.04                         100,014
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
T. Row Price Blue Chip Growth
Retirement
Band 125
  2008                                $ 1.46                          $ 0.83                         455,034
  2007                                  1.32                            1.46                         450,140
  2006                                  1.24                            1.32                         355,842
Band 0
  2008                                $ 1.55                          $ 0.88                          53,548
  2007                                  1.37                            1.55                          25,226
  2006                                  1.24                            1.37                          17,751
  2005                                  1.17                            1.24                          32,347
  2004                                  1.09                            1.17                               0
  2003                                  1.00 (09/15/03)                 1.09                               0
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income
Institutional
Band 125
  2008                                $ 3.38                          $ 2.14                      31,607,191
  2007                                  3.32                            3.38                      32,632,988
  2006                                  2.82                            3.32                      34,271,106
  2005                                  2.75                            2.82                      32,074,795
  2004                                  2.43                            2.75                      30,909,884
  2003                                  1.96                            2.43                      27,583,106
  2002                                  2.28                            1.96                      25,659,444
  2001                                  2.28                            2.28                      23,400,668
  2000                                  2.04                            2.28                      20,201,701
  1999                                  1.99                            2.04                      21,447,550
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income
Retirement
Band 125
  2008                                $ 1.75                          $ 1.11                       2,831,166
  2007                                  1.73                            1.75                       2,777,628
  2006                                  1.47                            1.73                       2,311,570
Band 50
  2008                                $ 1.81                          $ 1.15                         375,331
  2007                                  1.77                            1.81                         357,456
  2006                                  1.50                            1.77                         334,595
Band 0
  2008                                $ 1.86                          $ 1.19                         183,707
  2007                                  1.81                            1.86                         428,387
  2006                                  1.24                            1.81                          75,257
  2005                                  1.47                            1.24                         906,125
  2004                                  1.27                            1.47                          88,880
  2003                                  1.05 (05/01/03)                 1.27                               0
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price European Stock Fund
No Load
Band 125
  2008                                $ 1.88                          $ 1.05                         134,583
  2007                                  1.65                            1.88                         118,471
  2006                                  1.27                            1.65                         103,995
  2005                                  1.18                            1.27                         111,311
  2004                                  1.03                            1.18                          77,610
  2003                                  0.76                            1.03                          39,113
  2002                                  0.95                            0.76                               0
  2001                                  1.08 (05/01/01)                 0.95                               0
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Growth Stock
Advisor
Band 125
  2008                                $ 1.01                          $ 0.58                      41,058,680
  2007                                  1.00 (5/24/07)                  1.01                      41,491,305
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Growth Stock
Retirement
Band 125
  2008                                $ 1.73                          $ 0.98                       3,159,609
  2007                                  1.59                            1.73                       2,989,654
  2006                                  1.44                            1.59                      19,906,624
Band 100
  2008                                  1.75                            0.99                          12,089
  2007                                  1.61                            1.75                           3,632
Band 0
  2008                                $ 1.84                          $ 1.06                          88,934
  2007                                  1.68                            1.84                          76,401
  2006                                  1.42                            1.68                          63,112
  2005                                  1.36                            1.42                       3,399,338
  2004                                  1.25                            1.36                         542,634
  2003                                   1.03 (05/01/03)                1.25                               0
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price International Growth & Income
Advisor
Band 125
  2008                                $ 0.99                          $ 0.54                      15,573,207
  2007                                  1.00 (5/24/07)                  0.99                      15,725,907
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price International Growth & Income
Retirement
Band 125
  2008                                $ 2.64                          $ 1.43                         966,118
  2007                                  2.47                            2.64                         852,748
  2006                                  1.94                            2.47                       4,854,778
  2005                                  1.70                            1.94                         705,104
  2004                                  1.40                            1.70                         109,440
  2003                                  1.00 (05/01/03)                 1.40                           9,120
Band 0
  2008                                $ 2.67                          $ 1.45                          18,177
  2007                                  2.62                            2.67                           5,168
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price International Stock
Retirement
Band 125
  2008                                $ 1.89                          $ 0.96                         191,202
  2007                                  1.69                            1.89                         161,954
  2006                                  1.44                            1.69                          70,847
  2005                                  1.26                            1.44                             339
  2004                                  1.13                            1.26                               0
  2003                                  1.00 (9/15/2003)                1.13                               0

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Mid-Cap Growth
Retirement
Band 125
  2008                                $    0                          $    0                               0
  2007                                  1.76                            1.85                       1,149,987
  2006                                  1.56                            1.76                         805,493
  2005                                  1.34                            1.56                         374,710
  2004                                  1.04 (05/01/03)                 1.34                               0
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Mid-Cap Value
Advisor
Band 125
                    2008              $ 0.99                          $ 0.59                         490,124
                    2007                1.00 (5/24/07)                  0.99                         540,258
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Mid-Cap Value
Retirement
Band 125
  2008                                $ 2.06                          $ 1.32                         583,603
  2007                                  2.08                            2.06                         551,593
  2006                                  1.76                            2.08                         814,235
  2005                                  1.66                            1.76                         686,738
  2004                                  1.40                            1.66                         490,289
  2003                                  1.03 (05/01/03)                 1.40                             936
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign
Class A
Band 125
  2008                                $ 1.07                          $ 1.01                         555,568
  2007                                  1.00 (5/24/07)                  1.07                         188,249
Band 100
  2008                                $ 2.01                          $ 1.08                           1,863
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign
Retirement
Band 125
  2008                                $ 1.90                          $ 1.01                         555,568
  2007                                  1.65                            1.90                         461,645
  2006                                  1.40                            1.65                         474,067
  2005                                  1.28                            1.40                         311,886
  2004                                  1.10                            1.28                         158,226
  2003                                  1.00 (10/01/2003)               1.10                               0
Band 0
  2008                                $ 2.01                          $ 1.08                           1,863
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Templeton Growth
Class A
Band 125
  2008                                $ 0.95                          $ 0.53                       3,969,026
  2007                                  1.00 (5/24/07)                  0.95                       8,454,516
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Templeton Growth
Retirement
Band 125
  2008                                $ 1.66                          $ 0.92                       1,421,025
  2007                                  1.65                            1.66                       1,648,502
  2006                                  1.37                            1.65                       6,063,287
  2005                                  1.29                            1.37                       2,545,865
  2004                                  1.12                            1.29                         259,477
  2003                                  1.00 (10/01/2003)               1.12                               0
Band 0
  2008                                $ 1.75                          $ 0.99                         122,770
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Thornburg Core Growth
Class R3
Band 125
  2008                                $ 1.58                          $ 0.76                       1,885,904
  2007                                  1.43                            1.58                       1,565,277
  2006                                  1.23                            1.43                       3,696,961
  2005                                  1.02                            1.23                         316,462
  2004                                  1.00 (12/13/2004)               1.02                               0
Band 0
  2008                                $ 1.64                          $ 0.80                         177,751
  2007                                  1.47                            1.64                         207,040
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Thornburg Core Growth
Class R5
Band 125
  2008                                $                        1.02   $                  0.50                      10,171,492
  2007                                      1.00 (5/24/07)                      1.02                       7,443,147
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Thornburg International Value
Class R3
Band 125
  2008                                $ 1.89                          $ 1.08                       3,190,732
  2007                                  1.50                            1.89                       2,027,013
  2006                                  1.24                            1.50                       3,123,096
Band 100
  2008                                $ 1.91                          $ 1.10                          71,819
  2007                                  1.51                            1.91                          42,858
  2006                                  1.24                            1.51                          43,364
Band 0
  2008                                $ 1.96                          $ 1.14                         240,703
  2007                                  1.54                            1.96                         230,708
  2006                                  1.22                            1.54                         199,459
  2005                                  1.05                            1.22                         754,674
  2004                                  1.00 (12/13/2004)               1.05                               0
Thornburg International Value
Class R5
Band 125
  2008                                $ 1.14                          $ 0.66                       9,479,363
  2007                                  1.00 (5/24/07)                  1.14                      10,108,060
Band 25
  2008                                $ 1.15                          $ 0.67                         461,718
  2007                                  1.00                            1.15                               0
Band 0
  2008                                $ 1.15                          $ 0.67                           3,899
  2007                                  1.00                            1.15                               0
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Thornburg Limited-Term Income
Class R3
Band 125
  2008                                $ 1.07                          $ 1.02                       2,647,722
  2007                                  1.02                            1.07                       2,567,949
  2006                                  1.00 (01/01/2006)               1.02                         103,089
Band 0
  2008                                $ 1.08                          $ 1.03                             621
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Thornburg Limited-Term U.S. Government
Class R3
Band 125
  2008                                $ 1.07                          $ 1.13                         353,683
  2007                                  1.02                            1.07                         108,519
  2006                                  1.00 (01/01/2006)               1.02                           7,215
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Thornburg Value
Class R3
Band 125
  2008                                $ 1.38                          $ 0.79                         987,743
  2007                                  1.32                            1.38                         793,227
  2006                                  1.11 (01/01/2006)               1.32                         179,766
Band 0
  2008                                $ 1.43                          $ 0.84                          61,335
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Timothy Plan Conservative Growth Fund
Class A
Band 125
  2008                                $ 1.00                          $ 0.70                          10,335
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Timothy Plan Strategic Growth Fund
Class A
Band 125
  2008                                $ 0.99                          $ 0.59                          33,350
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Vanguard Explorer
Investor
Band 125
  2008                                $ 3.25                          $ 1.91                       4,291,897
  2007                                  3.13                            3.25                       4,014,218
  2006                                  2.89                            3.13                       3,446,887
  2005                                  2.68                            2.89                       2,243,478
  2004                                  2.39                            2.68                       2,037,046
  2003                                  1.67                            2.39                       1,768,543
  2002                                  2.25                            1.67                       1,182,344
  2001                                  2.25                            2.25                               0
Band 0
  2008                                $ 3.81                          $ 2.27                           1,382
Vanguard Short-Term Federal
Investor
Band 125
  2008                                $ 1.68                          $ 1.77                       1,108,142
  2007                                  1.58                            1.68                         734,085
  2006                                  1.53                            1.58                         633,695
  2005                                  1.53                            1.53                         489,769
  2004                                  1.52                            1.53                         503,873
  2003                                  1.49                            1.52                         330,047
  2002                                  1.42                            1.49                         122,492
  2001                                  1.37                            1.42                             358
Band 0
  2008                                $ 1.97                          $ 2.11                           6,994


NOTE: "Band 0, 25, 50, 75, 100, 125" identify the accumulation unit value for that particular band. For example, Band 125 represents the accumulation unit value for the band that charges a 1.25% Asset Charge.

           INFORMATION ABOUT AUL, THE VARIABLE ACCOUNT, AND THE FUNDS

AMERICAN UNITED LIFE INSURANCE COMPANY(R)

AUL is a stock insurance company existing under the laws of the State of Indiana. It was originally incorporated as a fraternal society on November 7, 1877, under the laws of the federal government, and reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December 17, 2000, AUL converted from a mutual life insurance company to a stock life insurance company ultimately controlled by a mutual holding company, American United Mutual Insurance Holding Company ("MHC").

After conversion, MHC issued voting stock to a newly-formed stock holding company, OneAmerica Financial Partners, Inc. (the "Stock Holding Company"). The Stock Holding Company may, at some future time, offer shares of its stock publicly or privately; however, the MHC must always hold at least 51 percent of the voting stock of the Stock Holding Company, which in turn owns 100 percent of the voting stock of AUL. No plans have been formulated to issue any shares of capital stock of the Stock Holding Company at this time. In 2003, the Stock Holding Company issued $200 million aggregate principal amount of its 7 percent senior notes due 2033.



AUL conducts a conventional life insurance and annuity business. At December 31, 2008, the OneAmerica Financial Partners, Inc. enterprise, in which AUL is a partner, had assets of $18,493.7 million and had equity of $1,042.3 million.

The principal underwriter for the Contracts is OneAmerica Securities, Inc., a wholly owned subsidiary of AUL. OneAmerica Securities, Inc. is registered as a broker-dealer with the SEC.



VARIABLE ACCOUNT

The AUL American Unit Trust was established by AUL on August 17, 1989, under procedures established under Indiana law. The income, gains, or losses of the Variable Account are credited to or charged against the assets of the Variable Account without regard to other income, gains, or losses of AUL. AUL owns the assets in the Variable Account and is required to maintain sufficient assets in the Variable Account to meet all Variable Account obligations under the Contracts. AUL may transfer to its General Account assets that exceed anticipated obligations of the Variable Account. All obligations arising under the Contracts are general corporate obligations of AUL. AUL may invest its own assets in the Variable Account, and may accumulate in the Variable Account proceeds from Contract charges and investment results applicable to those assets.

The Variable Account is currently divided into sub-accounts referred to as Investment Accounts. Each Investment Account invests exclusively in shares of a specific fund or in a specific Portfolio of one (1) of the Funds. Contributions may be allocated to one or more Investment Accounts available under a Contract. Not all of the Investment Accounts may be available under a particular Contract and some of the Investment Accounts are not available for certain types of Contracts. AUL may in the future establish additional Investment Accounts of the Variable Account, which may invest in other Portfolios of the Funds or in other securities, funds, or investment vehicles.

The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Variable Account or of AUL.



THE FUNDS

Each of the Funds is a diversified, open-end management investment company commonly referred to as a fund. Each of the Funds is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policies or practices of the Fund. Each Portfolio has its own investment objectives and policies. The shares of each fund Portfolio are purchased by AUL for the corresponding Investment Account at the Portfolio's net asset value per share, i.e., without any sales load. All dividends and capital gain distributions received from a Portfolio are automatically  reinvested  in such  Portfolio  at net asset  value,  unless  AUL instructs otherwise. AUL has entered into agreements with the Distributors/Advisors of Advisors of Advisory entities affiliated with Allianz Dresdner Asset Management of America; American Century(R) Global Investment Management, Inc.; American Century(R) Investment Management, Inc.; Ariel Capital Management, Inc.; AXA Rosenberg Investment Management LLC; Berger Financial Group, LLC; BlackRock; Calvert Asset Management Company; Capital Research and Management Company; Century Capital Management, LLC; Chartwell Investment Partners, L.P.; Columbia Management Advisors, LLC; Cramer Rosenthal McGlynn, LLC; Deutsche Investment Mangagement Americas, Inc.; FAF Advisors, Inc.; Fidelity(R) Management & Research Company; Fifth Third Asset Management, Inc.; Franklin Advisers, Inc.; Franklin Advisory Services, LLC; Fred Alger Management, Inc.; Goldman Sachs Asset Management, Granahan Investment Management, Inc.; L.P.; Harris Associates L.P.;Invesco AIM Advisors, Inc.; Janus Capital Management LLC; Janus; Kalmar Investment Advisers; Lord, Abbett & Co. LLC; Manning & Napier Advisors, Inc.; M&I Investment Corporation; Massachusetts Financial Services Company; Neuberger Berman Management, Inc.; Old Mutual Capital, Inc.; OneAmerica Funds, Inc.; OppenheimerFunds(R), Inc.; Pacific
Investment Management Company LLC; Pax World Management, Corp.; Pioneer Investment Management Co.; Russell Investment Management Company; State Street Bank & Trust Company; Templeton Global Advisors Limited; Thornburg Investment Management, Inc.; Timothy Partners, Ltd; T. Rowe Price Associates, Inc., T. Rowe Price International, Inc.; U.S. Bancorp Asset Management, Inc., Wellington Management Company and The Vanguard Group under which AUL has agreed to render certain services and to provide information about these funds to its Contract Owners and/or Participants who invest in these Funds.


Revenue AUL Receives

Under the agreements listed in the immediately preceding section, AUL has agreed to render certain services and to provide information about the Funds in the preceding section to its Contract Owners and/or Participants who invest in these Funds. Further, under these agreements, AUL may directly or indirectly receive payments from the underlying fund portfolios, their advisers, subadvisers, distributors or affiliates thereof, in connection with these certain administrative, marketing and other services AUL provides and expenses AUL incurs. AUL generally receives these types of payments:

Rule 12b-1 Fees & Other Fees. By virtue of the agreements entered into between the funds and AUL, AUL receives compensation from the Distributor/Advisor of the funds, ranging from zero basis points until a certain level of fund assets have been purchased to 60 basis points based on an annual service fee of average daily market value of shares owned by the Separate Account. AUL retains any such 12b-1 and any other fees it receives that are attributable to AUL's variable insurance products.

Administrative, Marketing and Support Service Fees ("Support Fees"). As noted above, an investment advisor, sub-advisor, administrator and/or distributor (or affiliates thereof) of the underlying fund portfolios may make payments to AUL. These payments may be derived, in whole or in part, from the advisory fee deducted from the underlying fund portfolio assets. Contract Owners and /or Participants, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees. The amount of the payments AUL receives is based on a percentage of the assets of the particular underlying fund portfolios attributable to the policy and to certain other variable insurance products that AUL issues. These percentages differ and may be significant. Some advisers or sub-advisers pay AUL more than others.

Since not all Funds pay AUL the same amount of 12b-1 Fees or Support Fees, the amount of the fees received by AUL may be greater or smaller depending upon the manner in which you allocate the money that makes up your Account Value.

The investment advisors of the Funds are identified in the Summary. All of the investment advisors are registered with the SEC as investment advisors. The Funds offer their shares as investment vehicles to support variable annuity contracts. The advisors or distributors to certain of the Funds may advise and distribute other investment companies that offer their shares directly to the public, some of which have names similar to the names of the Funds in which the Investment Accounts invest. These investment companies offered to the public should not be confused with the Funds in which the Investment Accounts invest. The Funds are described in their prospectuses, which accompany this prospectus.

The Owner should consult his or her registered representative who may provide advice on the Funds, as not all of them may be suitable for an Owner's investment needs. The Owner can lose money by investing in a Contract, and the underlying funds could underperform other investments. Although the investment objectives and policies of certain Funds are similar to the investment objectives and policies of other portfolios that may be managed or sponsored by the same investment advisor, subadvisor, manager, or sponsor, AUL does not represent or assure that the investment results will be comparable to those of any other portfolio, even where the investment advisor, subadvisor, or manager is the same. Certain Funds available through the Contract have names similar to funds not available through the Contract. The performance of a fund not available through the contract does not indicate performance of a similarly named Fund available through the Contract. Differences in portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in fund performance. For all these reasons, you should expect investment results to differ.

Each Fund is registered with the SEC as a diversified, open-end management investment company under the 1940 Act, although the SEC does not supervise their management or investment practices and policies. Each of the Funds comprises one or more of the Portfolios and other series that may not be available under the Policies. The investment objectives of each of the Portfolios are described below.

THE FUNDS ARE DESCRIBED IN THEIR PROSPECTUSES, WHICH ACCOMPANY THIS PROSPECTUS. FOR MORE COMPLETE INFORMATION CONCERNING THE APPLICABLE FUND AND ITS PORTFOLIOS, PLEASE SEE THE APPLICABLE FUND'S PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

---------------------------------------------------------------------------------------------------------------------------------
Fund & Class Designation                                                  Objective
---------------------------------------------------------------------------------------------------------------------------------
AIM Basic Value - Class A & Retirement                                    Seeks long-term growth of capital.
AIM Capital Development Fund - Institutional & Retirement                 Seeks long-term growth of capital.
AIM Dynamics  - Class A & Investor                                        Seeks long-term growth of capital.
AIM Energy Fund - Class A & Investor                                      Seeks capital growth.
AIM Financial Services Fund - Class A & Investor                          Seeks capital growth.
AIM Global Equity - Class A & Institutional                               Seeks long-term growth of capital.
AIM Global Health Care Fund - Class A & Investor                          Seeks long-term growth of capital.
AIM International Growth - Institutional & Retirement                     Seeks long-term growth of capital.
AIM Leisure - Class A                                                     Seeks capital growth.
AIM Mid Cap Core Equity - Class A & Retirement                            Seeks long-term growth of capital.
AIM Small Cap Growth - Class A & Retirement                               Seeks long-term growth of capital.
AIM Technology Fund - Class A & Investor                                  Seeks capital growth.
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Alger American Balanced - Class O                                         Seeks current income and long-term capital growth.
Alger American Capital Appreciation - Institutional                       Seeks long-term capital appreciation.
Alger American LargeCap Growth - Class O                                  Seeks long-term capital appreciation.
Alger Capital Appreciation Institutional - Institutional & Retirement     Seeks long-term capital appreciation.
Alger SmallCap Growth Institutional - Institutional & Retirement          Seeks long-term capital appreciation.
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein 2010 Retirement Strategy - Advisor & Retirement         Seeks to achieve highest total return consistent with its
                                                                          asset mix.
AllianceBernstein 2015 Retirement Strategy - Advisor & Retirement         Seeks to achieve highest total return consistent with its
                                                                          asset mix.
AllianceBernstein 2020 Retirement  Strategy - Advisor & Retirement        Seeks to achieve highest total return consistent with its
                                                                          asset mix.
AllianceBernstein 2025 Retirement Strategy - Advisor & Retirement         Seeks to achieve highest total return consistent with its
                                                                          asset mix.
AllianceBernstein 2030 Retirement Strategy - Advisor & Retirement         Seeks to achieve highest total return consistent with its
                                                                          asset mix.
AllianceBernstein 2035 Retirement Strategy - Advisor & Retirement         Seeks to achieve highest total return consistent with its
                                                                          asset mix.
AllianceBernstein 2040 Retirement Strategy - Advisor & Retirement         Seeks to achieve highest total return consistent with its
                                                                          asset mix.
AllianceBernstein 2045 Retirement Strategy - Advisor & Retirement         Seeks to achieve highest total return consistent with its
                                                                          asset mix.
AllianceBernstein 2050 Retirement Strategy - Advisor & Retirement         Seeks to achieve highest total return consistent with its
                                                                          asset mix.
AllianceBernstein 2055 Retirement Strategy - Advisor & Retirement         Seeks to achieve highest total return consistent with its
                                                                          asset mix.
AllianceBernstein Focused Growth & Income Fund - Retirement               Seeks long-term growth of capital.
AllianceBernstein Global Value Fund - Retirement                          Seeks long-term growth of capital.
AllianceBernstein International Growth Fund - Retirement                  Seeks long-term growth of capital.
AllianceBernstein International Value Fund - Retirement                   Seeks long-term growth of capital.
AllianceBernstein Mid-Cap Growth Fund - Retirement                        Seeks long-term growth of capital.
AllianceBernstein Small-Cap Growth Fund - Retirement                      Seeks long-term growth of capital.
AllianceBernstein Small/Mid Cap Value - Retirement                        Seeks long-term growth of capital.
AllianceBernstein Value Fund - Retirement                                 Seeks long-term growth of capital.
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Allianz CCM Capital Appreciation - Retirement                             Seeks growth of capital.
llianz CCM Mid Cap - Administrative & Retirement                          Seeks growth of capital.
Allianz NFJ Dividend Value - Administrative & Retirement                  Seeks current income and long-term growth of capital.
Allianz NFJ Small-Cap Value - Administrative & Retirement                 Seeks long-term growth of capital and income.
Allianz OCC Renaissance - Administrative & Retirement                     Seeks long-term growth of capital and income.
Allianz RCM Large-Cap Growth - Retirement                                 Seeks long-term capital appreciation.
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
American Century(R) Emerging Markets Fund - Advisor & Investor            Seeks long-term capital growth.
American Century(R) Equity Growth - Advisor                               Seeks capital appreciation.
American Century(R) Equity Income - Advisor & Investor                    Seeks current income and capital appreciation.
American Century(R) Ginnie Mae - Advisor                                  Seeks high current income.
American Century(R) Growth - Advisor                                      Seeks long-term capital growth.
American Century(R) Heritage - Advisor                                    Seeks long-term capital growth.
American Century(R) Inflation-Adjusted Bond - Advisor                     Seeks total return & potentional inflation protection.



---------------------------------------------------------------------------------------------------------------------------------
Fund & Class Designation                                                  Objective
---------------------------------------------------------------------------------------------------------------------------------
American Century(R) Income & Growth - Advisor                             Seeks capital growth.
American Century(R) International Bond - Advisor & Investor               Seeks high total return.
American Century(R) International Discovery - Advisor & Investor          Seeks long-term capital growth.
American Century(R) International Growth - Advisor & Investor             Seeks long-term capital growth.
American Century(R) Large Company Value - Advisor                         Seeks long-term growth & income.
American Century(R) LIVESTRONG 2015 - Advisor & Investor                  Seeks to achieve highest total return consistent with its
                                                                          asset mix.
American Century(R) LIVESTRONG 2020 - Advisor & Investor                  Seeks to achieve highest total return consistent with its
                                                                          asset mix.
American Century(R) LIVESTRONG 2025 - Advisor & Investor                  Seeks to achieve highest total return consistent with its
                                                                          asset mix.
American Century(R) LIVESTRONG 2030 - Advisor & Investor                  Seeks to achieve highest total return consistent with its
                                                                          asset mix.
American Century(R) LIVESTRONG 2035 - Advisor & Investor                  Seeks to achieve highest total return consistent with its
                                                                          asset mix.
American Century(R) LIVESTRONG 2040 - Advisor & Investor                  Seeks to achieve highest total return consistent with its
                                                                          asset mix.
American Century(R) LIVESTRONG 2045 - Advisor & Investor                  Seeks to achieve highest total return consistent with its
                                                                          asset mix.
American Century(R) LIVESTRONG 2050 - Advisor & Investor                  Seeks to achieve highest total return consistent with its
                                                                          asset mix.
American Century(R) LIVESTRONG Income - Advisor & Investor                Seeks current income and capital appreciation as a
                                                                          secondary objective.
American Century(R) Mid Cap Value - Advisor & Investor                    Seeks long-term capital appreciation and growth of
                                                                          income.
American Century(R) New Opportunities II - Advisor                        Seeks long-term capital growth.
American Century(R) Real Estate - Advisor & Investor                      Seeks high total investment return.
American Century(R) Select - Advisor & Investor                           Seeks long-term capital growth.
American Century(R) Small Cap Value - Advisor & Investor                  Seeks long-term growth & income.
American Century(R) Small Company - Advisor                               Seeks capital appreciation.
American Century(R) Strategic Allocation:
  Aggressive - Advisor & Investor                                         Seeks long-term capital appreciation & minimal income.
American Century(R) Strategic Allocation :
  Conservative - Advisor & Investor                                       Seeks current income & moderate growth over time.
American Century(R) Strategic Allocation :
  Moderate - Advisor & Investor                                           Seeks growth over time & some income.
American Century(R) Strategic Allocation :
  Aggressive (Substitution Class)                                         Seeks long-term capital appreciation & minimal income.
American Century(R) Strategic Allocation :
  Conservative (Substitution Class)                                       Seeks current income & moderate growth over time.
American Century(R) Strategic Allocation:
  Moderate (Substitution Class)                                           Seeks growth over time & some income.
American Century(R) Ultra(R) - Advisor & Investor                         Seeks long-term growth.
American Century(R) Vista - Advisor & Investor                            Seeks long-term capital growth.
American Century(R) VP Capital Appreciation - Class I                     Seeks capital growth.
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
American Funds(R) AMCAP Fund(R) - Class R3 & Class  R4                    Seeks long-term growth of capital.
American Funds(R) American High-Income Trust(SM) - Class R3 & Class R4    Seeks high level of current income with capital
                                                                          appreciation.
American Funds(R) Capital World Growth & Income Fund(SM) - Class R3
  & Class R4                                                              Seeks long-term growth of capital.
American Funds(R) EuroPacific Growth Fund - Class R3 & Class R4           Seeks long-term growth of capital.
American Funds(R) Fundamental Investors (SM) - Class R3 & Class R4        Seeks long-term growth of capital & income.
American Funds(R) Intermediate Bond Fund of America(R) - Class R3
  & Class R4                                                              Seeks current income with preservation of capital.
American Funds(R) SMALLCAP World Fund(R) - Class R3 & Class R4            Seeks long-term growth of capital.
American Funds(R)  The Growth Fund of America(R) - Class R3 & Class R4    Seeks long-term growth of capital.
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Ariel Appreciation - Investor                                             Seeks long-term capital appreciation.

---------------------------------------------------------------------------------------------------------------------------------
Fund & Class Designation                                                  Objective
---------------------------------------------------------------------------------------------------------------------------------
Ariel - No Load                                                           Seeks long-term capital appreciation.
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
BlackRock Global Allocation - Class I & Class R                           Seeks to provide high total investment return.
BlackRock Small Cap Growth Equity - Institutional Class                   Seeks long-term capital appreciation.
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Calvert Income - Class A                                                  Seeks to maximize long-term income.
Calvert New Vision Small Cap - Class A                                    Seeks long-term capital appreciation.
Calvert Social Investment Equity - Class A                                Seeks growth of capital.
Calvert Social Mid Cap Growth - Class A                                   Seeks growth of capital.
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Columbia Mid Cap Index Fund - Class A                                     Seeks total return.
Columbia Small Cap Index Fund - Class A                                   Seeks total return.
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
CRM Mid Cap Value Fund - Investor                                         Seeks long-term capital appreciation.
CRM Small Cap Value Fund - Investor                                       Seeks long-term capital appreciation.
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
DWS Alternative Asset Allocation Plus - Class A & Class S                 Seeks capital appreciation.
DWS Dreman Mid Cap Value - Class A & Class S                              Seeks long-term capital appreciation.
DWS Dreman Small Cap Value - Class A & Class S                            Seeks long-term capital appreciation.
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Advisor Diversified International - Class T                   Seeks capital growth.
Fidelity(R) Advisor Dividend Growth - Class T                             Seeks capital appreciation.
Fidelity(R) Advisor Dynamic Capital Appreciation - Class T                Seeks capital appreciation.
Fidelity(R) Advisor Equity Growth - Class T                               Seeks capital appreciation.
Fidelity(R) Advisor Equity Income - Class T                               Seeks to obtain dividend interest and income & capital
                                                                          appreciation.
Fidelity(R)Advisor Fifty Fund - Class A & Class T                         Seeks capital appreciation.
Fidelity(R) Advisor Freedom 2010 - Class A & Class T                      Seeks high total return with principal preservation.
Fidelity(R) Advisor Freedom 2015 - Class A & Class T                      Seeks high total return with principal preservation.
Fidelity(R) Advisor Freedom 2020 - Class A & Class T                      Seeks high total return with principal preservation.
Fidelity(R) Advisor Freedom 2025 - Class A & Class T                      Seeks high total return with principal preservation.
Fidelity(R) Advisor Freedom 2030 - Class A & Class T                      Seeks high total return with principal preservation.
Fidelity(R) Advisor Freedom 2035 - Class A & Class T                      Seeks high total return with principal preservation.
Fidelity(R) Advisor Freedom 2045 - Class A & Class T                      Seeks high total return with principal preservation.
Fidelity(R) Advisor Freedom 2050 - Class A & Class T                      Seeks high total return with principal preservation.
Fidelity(R) Advisor Freedom 2055 - Class A & Class T                      Seeks high total return with principal preservation.
Fidelity(R) Advisor Freedom Income - Class A & Class T                    Seeks high total return with principal preservation.
Fidelity(R) Advisor Growth & Income - Class T                             Seeks high total return.
Fidelity(R) Advisor Growth Opportunities - Class T                        Seeks capital growth.
Fidelity(R) Advisor International Capital Appreciation - Class T          Seeks capital appreciation.
Fidelity(R) Advisor Leveraged Company Stock - Class A & Class T           Seeks capital appreciation.
Fidelity(R) Advisor Mid Cap - Class T                                     Seeks long-term growth of capital.
Fidelity(R) Advisor New Insights - Class T                                Seeks capital appreciation.
Fidelity(R) Advisor Overseas - Class T                                    Seeks long-term growth of capital.
Fidelity(R) Advisor Small Cap - Class T                                   Seeks long-term growth of capital.
Fidelity(R) Advisor Value - Class A & Class T                             Seeks capital appreciation.
Fidelity(R) VIP Asset ManagerSM Portfolio - Initial                       Seeks high total return.
Fidelity(R) VIP Contrafund(R) Portfolio - Initial                         Seeks long-term capital appreciation.
Fidelity(R) VIP Equity-Income Portfolio - Initial                         Seeks reasonable income.
Fidelity(R) VIP Growth Portfolio - Initial                                Seeks capital appreciation.
Fidelity(R) VIP High Income Portfolio - Initial                           Seeks high level of current income & growth of capital.
Fidelity(R) VIP Overseas Portfolio - Initial                              Seeks long-term growth of capital.
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Fifth Third All Cap Value - Class A                                       Seeks high total return.
Fifth Third Mid Cap Growth - Class A                                      Seeks growth of capital.
Fifth Third Quality Growth - Class A                                      Seeks growth of capital.
Fifth Third Strategic Income - Class A                                    Seeks high level of income & capital appreciation.
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
First American Funds Mid Cap Growth Opportunities - Class A & Retirement  Seeks capital appreciation.
First American Funds Mid Cap Index  - Retirement                          Seeks to provide investment results that correspond to
                                                                          the performance of the S&P Mid-Cap 400 Index.
First American Funds Mid Cap Value - Class A & Retirement                 Seeks capital appreciation.
First American Funds Small Cap Index - Retirement                         Seeks to provide investment results that correspond to
                                                                          the performance of the Russell 2000 Index.
First American Funds Small Cap Select - Class A & Retirement              Seeks growth of capital.

---------------------------------------------------------------------------------------------------------------------------------
Fund & Class Designation                                                  Objective
---------------------------------------------------------------------------------------------------------------------------------
First American Funds Small Cap Value  - Class A & Retirement              Seeks growth of capital.
First American Funds Strategy Growth Allocation - Class A & Retirement    Seeks capital growth.
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Franklin Capital Growth - Retirement                                      Seeks capital appreciation with a secondary objective to
                                                                          seek current income.
Franklin Flex Cap Growth - Retirement                                     Seeks capital appreciation.
Franklin Small Cap Value - Class A & Class R                              Seeks long-term total return.
Franklin Small-Mid Cap Growth - Retirement                                Seeks long-term capital growth.
Franklin Strategic Income - Retirement                                    Seeks high level of current income with a secondary
                                                                          objective to seek capital appreciation.
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Growth Strategy - Institutional & Service                   Seeks long-term capital appreciation with a secondary
                                                                          objective to seek income.
Goldman Sachs Mid Cap Value - Institutional & Service                     Seeks long-term capital appreciation.
Goldman Sachs Small Cap Value - Institutional & Service                   Seeks long-term capital appreciation.
Goldman Sachs Structured International Equity Fund - Institutional
 & Service                                                                Seeks long-term growth of capital.
Goldman Sachs Tollkeeper - Institutional & Service                        Seeks long-term growth of capital.
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Janus Adviser Forty Fund - Retirement                                     Seeks long-term growth of capital.
Janus Adviser Growth and Income Fund - Retirement                         Seeks long-term capital growth & income.
Janus Adviser INTECH Risk-Managed Large Cap Growth - Class S              Seeks long-term growth of capital.
Janus Adviser Perkins Mid Cap Value - Retirement                          Seeks long-term growth of capital.
Janus Adviser Perkins Small Company Value - Class S                       Seeks capital appreciation.
Janus Aspen Series Flexible Bond Portfolio - Institutional                Seeks to obtain maximum total return.
Janus Aspen Perkins Mid Cap Value Portfolio  (formerly Janus Aspen Mid    Seeks capital appreciation.
 Cap Value Portfolio) - Class S
Janus Aspen Series Worldwide Portfolio (formerly Janus Aspen Series       Seeks long-term growth of capital.
 WorldwideGrowth Portfolio) - Institutional
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Developing Growth - Class P & Class R3                        Seeks long-term growth.
Lord Abbett Growth Opportunities - Class P & Class R3                     Seeks long-term growth.
Lord Abbett Mid-Cap Value - Class P & Class R3                            Seeks long-term growth.
Lord Abbett Small-Cap Blend - Class P & Class R3                          Seeks long-term growth.
Lord Abbett Small-Cap Value - Class P & Class R3                          Seeks long-term growth.
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Manning & Napier, Inc. Pro-Blend(R) Conservative Term Series - Class S    Seeks to provide capital preservation & long-term growth.
Manning & Napier, Inc. Pro-Blend(R) Extended Term Series - Class S        Seeks long-term growth of capital & capital appreciation.
Manning & Napier, Inc. Pro-Blend(R) - Maximum Term Series - Class S       Seeks long-term growth of capital.
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Marshall Mid Cap Growth Fund - Investor                                   Seeks capital appreciation.
Marshall Mid Cap Value Fund - Investor                                    Seeks capital appreciation.
Marshall Small Cap Growth Fund - Investor                                 Seeks capital appreciation.
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) International New Discovery - Class A                              Seeks capital appreciation.
MFS(R)Mid Cap Growth - Class A                                            Seeks capital appreciation.
MFS(R) Strategic Value - Class A                                          Seeks capital appreciation.
MFS(R) Value - Class A                                                    Seeks capital appreciation.
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Focus - Advisor                                          Seeks long-term growth of capital.
Neuberger Berman Partners - Advisor                                       Seeks growth of capital.
Neuberger Berman Small Cap Growth - Advisor                               Seeks growth of capital.
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Oakmark Equity & Income Fund - No Load                                    Seeks income & preservation.
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Old Mutual Growth Fund  - Institutional                                   Seeks capital appreciation.
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
OneAmerica Asset Director Portfolio - Class O & Advisor                   Seeks to provide high total return.
OneAmerica Investment Grade Bond Portfolio - Class O & Advisor            Seeks a high level of income and seeks to provide
                                                                          capital appreciation as a secondary objective.
OneAmerica Money Market Portfolio - Class O & Advisor                     Seeks to provide a level of current income.
OneAmerica Socially Responsive Portfolio  - Class O & Advisor             Seeks long-term capital appreciation and seeks current
                                                                          investment income as a secondary objective.
OneAmerica Value Portfolio - Class O & Advisor                            Seeks long-term capital appreciation and seeks current
                                                                          investment income as a secondary objective.
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------------
Fund & Class Designation                                                  Objective
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Developing Markets Fund - Class N                             Seeks long-term capital appreciation.
Oppenheimer Global Fund - Class N                                         Seeks capital appreciation.
Oppenheimer International Bond Fund - Class N                             Seeks total return.
Oppenheimer International Growth Fund - Class A & Class N                 Seeks long-term capital appreciation.
Oppenheimer International Small Company Fund - Class N                    Seeks long-term capital appreciation.
Oppenheimer Main Street Opportunity Fund - Class N                        Seeks long-term capital appreciation.
Oppenheimer Main Street Small Cap Fund - Class A & Class N                Seeks capital appreciation.
Oppenheimer Small/ Mid Cap Value Fund - Class N                           Seeks capital appreciation.
Oppenheimer Strategic Income Fund - Class A & Class N                     Seeks high current income.
Oppenheimer Value Fund - Class A & Class N                                Seeks long-term growth of capital.
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Pax World Balanced - Class R & No Load                                    Seeks income and conservation of principal and long-term
                                                                          growth of capital as a secondary objective.
Pax World Global Green - Individual Investor & Class R                    Seeks long-term growth of capital.
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
PIMCO High Yield - Administrative & Retirement                            Seeks maximum total return.
PIMCO Total Return - Administrative & Retirement                          Seeks maximum total return.
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Pioneer Bond Fund - Retirement                                            Seeks current income.
Pioneer Emerging Markets Fund - Class A                                   Seeks long-term capital appreciation.
Pioneer Equity Income Fund - Class A & Retirement                         Seeks current income & long-term capital growth.
Pioneer Fund - Retirement                                                 Seeks reasonable income & growth.
Pioneer High Yield Fund - Retirement                                      Seeks to maximize total return.
Pioneer Mid-Cap Value Fund - Retirement                                   Seeks capital appreciation.
Pioneer Oak Ridge Large Cap Growth Fund - Retirement                      Seeks capital appreciation.
Pioneer Small Cap Value Fund - Retirement                                 Seeks capital growth.
Pioneer VCT Fund - Class 1                                                Seeks reasonable income and capital growth.
Pioneer VCT Growth Opportunities - Class 1                                Seeks growth of capital.
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Russell 2010 LifePoints(R) Strategy  - Class R1, Class R2 & Class R3      Seeks capital growth & income.
Russell 2015 LifePoints(R) Strategy  - Class R1 & Class R3                Seeks capital growth & income.
Russell 2020 LifePoints(R) Strategy  - Class R1, Class R2 & Class R3      Seeks capital growth & income.
Russell 2025 LifePoints(R) Strategy  - Class R1 & Class R3                Seeks capital growth & income.
Russell 2030 LifePoints(R) Strategy  - Class R1, Class R2 & Class R3      Seeks capital growth & income.
Russell 2035 LifePoints(R) Strategy  - Class R1 & Class R3                Seeks capital growth & income.
Russell 2040 LifePoints(R) Strategy  - Class R1, Class R2 & Class R3      Seeks capital growth & income.
Russell 2045 LifePoints(R) Strategy  - Class R1 & Class R3                Seeks capital growth & income.
Russell 2050 LifePoints(R) Strategy  - Class R1 & Class R3                Seeks capital growth & income.
Russell Emerging Markets Fund - Class E & Class S                         Seeks long-term capital growth.
Russell Global Equity - Class S                                           Seeks long-term capital growth.
Russell International Developed Markets Fund - Class E & Class S          Seeks long-term capital growth.
Russell Investment Grade Bond - Class S                                   Seeks current income & preservation of capital.
Russell LifePoints(R) Balanced Strategy - Class E , Class R1, Class R2 &  Seeks above average capital appreciation & moderate level
 Class R3                                                                 of current income.
Russell LifePoints(R) Conservative Strategy - Class E, Class R1,          Seeks high current income & low long capital appreciation.
 Class R2 & Class R3
Russell LifePoints(R) Equity Growth Strategy - Class E, Class R1,         Seeks high long-term capital appreciation.
 Class R2 & Class R3
Russell LifePoints(R) Growth Strategy - Class E, Class R1, Class R2 &     Seeks high long-term capital appreciation with low current
 Class R3                                                                 income.
Russell LifePoints(R) Moderate Strategy - Class E , Class R1, Class R2 &  Seeks high current income & moderate long-term capital
 Class R3                                                                 appreciation.
Russell Real Estate Securities Fund - Class E & Class S                   Seeks current income & long-term capital growth.
Russell Short Duration Bond - Class S                                     Seeks current income & preservation of capital.
Russell Strategic Bond - Class S                                          Seeks current income & capital appreciation.
Russell U.S. Core Equity Fund - Class E & Class S                         Seeks long-term capital growth.
Russell U.S. Growth - Class S                                             Seeks long-term capital growth.
Russell U.S. Quantitative Equity Fund - Class E & Class S                 Seeks long-term capital growth.
Russell U.S. Small & Mid Cap Fund - Class E & Class S                     Seeks long-term capital growth.
Russell U.S. Value Fund - Class E & Class S                               Seeks long-term capital growth.
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
State Street Equity 500 Index - Class A & Class R                         Seeks to match as closely as possible, before expenses,
                                                                          the performance of the Standard & Poor's 500 Index.
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
Fund & Class Designation                                                  Objective
---------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth - Retirement                               Seeks long-term capital growth
T. Rowe Price Equity Income - Institutional & Retirement                  Seeks substantial dividend income & long-term capital
                                                                          growth.
T. Rowe Price European Stock Fund - No Load                               Seeks long-term capital.
T. Rowe Price Growth Stock - Advisor & Retirement                         Seeks long-term capital appreciation.
T. Rowe Price International Growth and Income - Advisor & Retirement      Seeks long-term capital growth.
T. Rowe Price International Stock - Retirement                            Seeks long-term capital growth.
T. Rowe Price Mid-Cap Growth - Retirement                                 Seeks long-term capital appreciation.
T. Rowe Price Mid-Cap Value - Advisor & Retirement                        Seeks long-term capital appreciation.
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign - Class A & Retirement                                  Seeks long-term capital growth.
Templeton Growth - Class A & Retirement                                   Seeks long-term capital growth.
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Thornburg Core Growth - Class A & Retirement                              Seeks long-term capital appreciation.
Thornburg International Value - Class R3 & Class R5                       Seeks long-term capital appreciation.
Thornburg Limited-Term Income - Class R3                                  Seeks to provide a high level of income.
Thornburg Limited-Term US Government - Class R3                           Seeks to provide a high level of current income.
Thornburg Value - Class R3                                                Seeks long-term capital appreciation.
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Timothy Plan Conservative Growth Fund - Class A                           Seeks long-term growth of capital.
Timothy Plan Strategic Growth Fund - Class A                              Seeks a high long-term growth of capital.
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Vanguard Explorer - Investor                                              Seeks long-term capital appreciation.
Vanguard Short-Term Federal - Investor                                    Seeks current income.
---------------------------------------------------------------------------------------------------------------------------------





THERE IS NO ASSURANCE THAT THE STATED OBJECTIVES AND POLICIES OF ANY OF THE FUNDS WILL BE ACHIEVED.

Please note that on May 29, 2009, certain Russell investment portfolios listed in the table above will liquidate and convert to a new share class. Please see the table immediately below to see the share class conversion.


Fund                                          Retiring Share          Fund                              New Share Class
                                                Class
Russell 2010 LifePoints(R) Strategy              R2           Russell 2010 LifePoints(R) Strategy             R1
Russell 2020 LifePoints(R) Strategy              R2           Russell 2020 LifePoints(R) Strategy             R1
Russell 2030 LifePoints(R) Strategy              R2           Russell 2030 LifePoints(R) Strategy             R1
Russell 2040 LifePoints(R) Strategy              R2           Russell 2040 LifePoints(R) Strategy             R1
Russell LifePoints(R) Balanced Strategy          R2           Russell LifePoints(R) Balanced Strategy         R1
Russell LifePoints(R) Conservative Strategy      R2           Russell LifePoints(R) Conservative Strategy     R1
Russell LifePoints(R) Equity Growth Strategy     R2           Russell LifePoints(R) Equity Growth Strategy    R1
Russell LifePoints(R) Growth Strategy            R2           Russell LifePoints(R) Growth Strategy           R1
Russell LifePoints(R) Moderate Strategy          R2           Russell LifePoints(R) Moderate Strategy         R1
Russell Emerging Markets Fund                     E           Russell Emerging Markets Fund                   S
Russell International Developed Markets Fund      E           Russell International Developed Markets Fund    S
Russell Real Estate Securities Fund               E           Russell Real Estate Securities Fund             S
Russell U.S. Core Equity Fund                     E           Russell U.S. Core Equity Fund                   S
Russell U.S. Quantitative Equity Fund             E           Russell U.S. Quantitative Equity Fund           S
Russell U.S. Small & Mid Cap                      E           Russell U.S. Small & Mid Cap                    S
Russell U.S. Value Fund                           E           Russell U.S. Value Fund                         S


                                 THE CONTRACTS

GENERAL

The Contracts are offered for use in connection with retirement programs that meet the requirements of Sections 401, 403(b), 408, 408A , 457 or 409A of the Internal Revenue Code and HRA, HSA and OPEB Plans. Certain federal tax advantages are currently available to retirement programs that qualify as (1) self-employed individuals' retirement plans under Section 401, (2) pension or profit-sharing plans established by an Employer for the benefit of its employees under Section 401, (3) annuity purchase plans sponsored by certain tax-exempt organizations or public school organizations under Section 403(b), (4) individual retirement annuities, including a traditional IRA and those established by an employer as a simplified employee pension plan or SIMPLE IRA plan under Section 408, or a Roth IRA under Section 408A or (5) deferred compensation plans for employees established by a unit of a state or local government or by a tax-exempt organization under Section 457 or 409A.


A Contract is issued to the Owner. Generally, persons eligible to participate in the Owner's Plan are eligible to become Participants under the Contract. In certain Contracts, the Owner shall be responsible for determining persons who are eligible to become Participants and for designating such persons to AUL. For purposes of determining benefits under a Contract, an account called a Participant's Account is established for each Participant during the Accumulation Period. However in some Contracts, Participant Accounts are not maintained.

The Owner of the Contract or the Plan Sponsor (depending on the Contract) is generally responsible for providing all communications and instructions concerning Participant Accounts to AUL. However, in some instances a Participant may communicate directly with AUL. For example, a Participant in a an IRA may request a withdrawal directly from AUL. While the Owner generally is responsible for remitting contributions and instructions for Participants, the Participant may be permitted or required to make certain decisions and elections under the Contract, as specified by the Owner in the Plan, trust, or other appropriate document. The pertinent Plan document and, if applicable, the Employer's plan administrator should be consulted with any questions on benefits under the Contract.




        CONTRIBUTIONS AND CONTRACT VALUES DURING THE ACCUMULATION PERIOD

CONTRIBUTIONS UNDER THE CONTRACTS

Contributions under Recurring Contribution Contracts may be made by or on behalf of a Participant at any time during the Participant's life and before the Participant's Annuity Commencement Date. Contributions must be at least equal to the minimum required contribution under any of the Plans or programs. In Single Contribution Contracts, the minimum contribution for each Participant is either $1,000 or $5,000, depending on the Contract, AUL may change the minimum contributions permitted under a Contract, but any such change in the minimum required contribution shall apply only to Participant Accounts established on or after the effective date of the change. AUL may, at its discretion, waive any minimum required contribution.


Annual contributions under any of the Plans are subject to maximum limits imposed by the IRS. See the Statement of Additional Information for a discussion of these limits, or consult the pertinent Plan document.


TEN-DAY FREE-LOOK

Under 403(b), 408, 408A, HRA, HSA, and post-employment benefit plan Contracts, the Owner has the right to return the Contract for any reason within ten (10) days (or, in some states, twenty (20) days) of receipt. If this right is exercised, the Contract will be considered void from its inception and AUL will fully refund any contributions.






INITIAL AND SINGLE CONTRIBUTIONS

Initial contributions received for a Participant will be credited to the Participant's Account no later than the end of the Business Day following the Business Day in which it is received by AUL at the Corporate Office if it is preceded or accompanied by all the information necessary for opening the Participant's Account. If AUL does not receive the necessary information, AUL will notify the Owner or individual that AUL does not have the necessary information to open the account. If the necessary information is not provided to AUL at the time AUL receives the contribution, AUL will return the contribution to the contributing party within five (5) Business Days. However, in some Contracts, Code Section 401(a) funds received from a prior plan provider which cannot be allocated to Participant accounts will not be returned to the Owner or to the provider, but instead will be allocated to an Owner-level account and invested in those Investment Accounts, FIA or SVA approved by the Owner. When the allocation data is received from the prior plan provider, such funds (plus gains/minus losses) are transferred from the Owner-level account to the appropriate Participant account(s).




ALLOCATION OF CONTRIBUTIONS


Initial and subsequent contributions under the Contracts will be allocated among the Investment Accounts of the Variable Account, the FIA or the SVA as instructed by the Owner or Participant and as provided by the terms of the Contract. The investment allocation of the initial contribution is to be designated at the time the enrollment is completed to open an account for a Participant. Depending on the type of Contract, the enrollment application specifies that, in the absence of an investment allocation form or other instructions, initial and subsequent contributions shall be allocated to the OneAmerica Money Market Investment Account ("MMIA"), AUL's General Account, or when allowed by AUL, to the default Investment Option otherwise selected by the Owner. Allocation will be made to AUL's General Account only if the MMIA Option is not available under a particular Contract.

A Participant's Account Value that has been initially allocated to the default Investment Option may be transferred to other available investment options upon receipt by AUL at the Corporate Office of written instructions requesting the transfer. Allocation to any Investment Account or the FIA must be made in 1 percent increments or in increments permitted by AUL. The FIA, the SVA and all of the Investment Accounts may not be available under a particular Contract. In addition, some of the Investment Accounts are not available for certain types of Contracts.

Any change in allocation instructions will be effective upon receipt by AUL at the Corporate Office and will continue in effect until subsequently changed. Changes in the allocation of future contributions have no effect on amounts already contributed on behalf of a Participant. Such amounts, however, may be transferred among the Investment Accounts of the Variable Account, the FIA, or the SVA in the manner described in "Transfers of Account Value."

SUBSEQUENT CONTRIBUTIONS UNDER RECURRING CONTRIBUTION CONTRACTS

When forwarding contributions to AUL, the amount being contributed on behalf of each Participant must be specified unless Participant Accounts are not maintained under the Contract. The contributions shall be allocated among the Investment Accounts of the Variable Account that are available under a Contract and the FIA or SVA (if available) as described above in "Allocation of Contributions." Contributions (other than the initial contribution for each Participant) are credited as of the end of the Valuation Period in which they are received by AUL at the Corporate Office if AUL has received full payment for the contribution, the information needed to establish the Participant's account, and proper instructions regarding the application and allocation of the contributions among Participants.

Contributions may also be forwarded to AUL electronically. When this method of contribution is used, an allocation list describing the contribution to be allocated to each Participant is sent to AUL by the Owner. AUL processes the allocation list and then initiates an ACH (Automated Clearinghouse) debit on the Owner's account for the amount of the contribution. Following receipt of the funds, a confirmation is sent to the Owner which lists the amount or amounts allocated to each Participant's account and the amount of the ACH debit to the Owner's account. ACH or other electronic payment methods generally allow more efficient and timely processing of contributions. AUL reserves the right to impose an annual charge on Owners who do not elect to use ACH or other electronic payment methods. The annual fee for manual processing is currently $1,000, but AUL reserves the right to increase this fee.





TRANSFERS OF ACCOUNT VALUE

All or part of a Participant's Variable Account Value may be transferred among the Investment Accounts of the Variable Account that are available under a Contract or to the FIA or SVA (if available under a Contract) at any time during the Accumulation Period upon receipt of a proper written request by AUL at the Corporate Office, through interactive voice response or through AUL's website.


Generally, there are no limitations on the number of transfers between Investment Accounts available under a Contract. See "The Fixed Interest Account" and "The Stable Value Account" for restrictions on transfers involving the FIA or the SVA. In addition, no charges are currently imposed upon transfers. However, if AUL determines that transfers are being made on behalf of one (1) or more Owners to the disadvantage of other Owners or Participants, the transfer right may be restricted. AUL reserves the right to impose a minimum or maximum transfer amount, to assess transfer charges, to change the limit on remaining balances, to limit the number and frequency of transfers, and to suspend the transfer privilege or the telephone authorization, interactive voice response, or internet-based transfers.


Any transfer from an Investment Account of the Variable Account shall be effective as of the end of the Valuation Date in which AUL receives the request in proper form.



ABUSIVE TRADING PRACTICES

LATE TRADING

Some investors attempt to profit from trading in funds after the close of the market, but before the fund has actually been priced. Because the market has closed, these investors have actual knowledge of the price of the securities prior to its calculation. They are, therefore, executing trades in the funds with information that is not readily available to the market, thereby benefiting financially to the detriment of other shareholders.

The Fund prohibits late trading in its Portfolios. The administrator of the separate accounts of AUL dates and time stamps all trades from whatever source and allows only those trades received prior to the close of the market to receive that day's share value. All trades received after this point will receive the next day's calculated share value.

MARKET  TIMING

Some investors attempt to profit from various short-term or frequent trading strategies commonly known as market timing. Excessive purchases and redemptions disrupt underlying portfolio management, hurt underlying fund performance and drive underlying fund expenses higher. These costs are borne by all owners, including long-term investors who do not generate these costs.

AUL discourages market timing and excessive trading. If you intend to engage in such practices, do not invest in the Variable Account. AUL reserves the right to reject any request to purchase units which it reasonably determines to be in connection with market timing or excessive trading by an investor or by accounts of investors under common control (for example, related contract owners or a financial advisor with discretionary trading authority for multiple accounts).

AUL does not always know and cannot always reasonably detect such trading. AUL's policies and procedures only address market timing after the fact and are not prophylactic measures; they will only prevent market timing going forward once discovered. Once a possible abuse is flagged, AUL will restrict trading to the extent permitted under applicable laws and the Contract.

Generally, policyholder trading history is reviewed to confirm if the trading activity is indeed abusive. This procedure is enforced against all policyholders consistently.

If it is determined that the trading activity violates either AUL's or the Fund's policy, then the policyholder is notified of restrictions on their account. Among the actions that can be taken are the limitation or elimination of the policyholder's access to internet and interactive voice response trades as well as limiting the policyholder to a specific number of trades per month, as determined by AUL or the Fund. AUL will not enter into any agreement with any individual, corporation, Plan or other entity that would permit such activity for that entity while discouraging it for other owners.

AUL will cooperate and may share Participant-level trading information with the Fund to the extent necessary to assist in the enforcement of these policies.



PARTICIPANT'S VARIABLE ACCOUNT VALUE

ACCUMULATION UNITS

Contributions to be allocated to the Investment Accounts available under a Contract will be credited to the Participant's Account in the form of Accumulation Units. Except for allocation of a Participant's initial contribution, the number of Accumulation Units to be credited is determined by dividing the dollar amount allocated to the particular Investment Account by the Accumulation Unit value for the particular Investment Account at the end of the Valuation Period in which the contribution is received by AUL at the Corporate Office. The number of Accumulation Units so credited to the account shall not be changed by a subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Investment Account and charges against the Investment Account.


ACCUMULATION UNIT VALUE

AUL determines the Accumulation Unit value for each Investment Account of the Variable Account on each Valuation Date. The Accumulation Unit value for each Investment Account is established on the inception date. Subsequently, the Accumulation Unit value for each Investment Account is determined by multiplying the Net Investment Factor for the particular Investment Account by the Accumulation Unit value for the Investment Account as of the immediately preceding Valuation Period. The Accumulation Unit value for each Investment Account may increase, decrease, or remain the same from Valuation Period to Valuation Period in accordance with the Net Investment Factor.

NET INVESTMENT FACTOR

The Net Investment Factor is used to measure the investment performance of an Investment Account from one Valuation Period to the next. For any Investment Account for a Valuation Period, the Net Investment Factor is determined by dividing (a) by (b) and then subtracting (c) from the result where

   (a) is equal to:

     (1) the net asset value per share of the Portfolio of the Fund in which the Investment Account invests, determined as of the end of the Valuation Period, plus

     (2) the per share amount of any dividend or other distribution, if any, paid by the Portfolio during the Valuation Period, plus or minus

     (3) a credit or charge with respect to taxes paid, if any, or reserved for by AUL during the Valuation Period that are determined by AUL to be attributable to the operation of the Investment Account (although no federal income taxes are applicable under present law and no such charge is currently assessed).

   (b) is the net asset value per share of the Portfolio, determined as of the end of the preceding Valuation Period; and

   (c) is a daily charge factor determined by AUL to reflect the fee assessed against the assets of the Investment Account for the Asset Charge.


DOLLAR COST AVERAGING PROGRAM

Contract Owners and Participants who wish to purchase units of an Investment Account over a period of time may do so through the Dollar Cost Averaging ("DCA") Program.The theory of DCA is that greater numbers of Accumulation Units are purchased at times when the unit prices are relatively lower than are purchased when the prices are higher. This has the effect, when purchases are made at different prices, of reducing the aggregate average cost per Accumulation Unit to less than the average of the Accumulation Unit prices on the same purchase dates. However, participation in the DCA Program does not assure a Contract Owner or Participant of greater profits from the purchases under the Program, nor will it prevent or necessarily alleviate losses in a declining market.

Under a DCA Program, the owner deposits premiums into the MMIA, FIA or the SVA(if available under the Contract) and then authorizes AUL to transfer a specific dollar amount for a specific length of time from such Account into one
(1) or more other Investment Accounts at the unit values determined on the dates of the transfers. This may be done monthly, quarterly, semi-annually, or annually on the last business day of such period. These transfers will continue automatically until the earliest of: the date AUL receives notice to discontinue the Program; until there is not enough money in the MMIA,FIA or SVA to continue the Program; until the expiration of the length of time selected; or if the transfers are being drawn from the FIA, until the time a transfer would exceed the 20 percent or ninety (90) day equity wash limitations on transfers from the FIA, if a particular Contract contains the 20 percent or ninety (90) day restriction.

Currently, the minimum required amount of each transfer is $100, although AUL reserves the right to change this minimum transfer amount in the future. DCA transfers to the FIA, MMIA and to the SVA are not permitted under the DCA Program. At least ten (10) days advance written notice to AUL is required before the date of the first proposed transfer under the DCA Program. AUL offers the DCA Program to Contract Owners and Participants at no charge, and AUL reserves the right to temporarily discontinue, terminate, or change the Program at any time. Contract Owners and Participants may discontinue participation in the Program at any time by providing written notice to AUL, provided that AUL must receive written notice of such a change at least five (5) days before a previously scheduled transfer is to occur.

Contract Owners or Participants may initially elect to participate in the DCA Program, and if this election is made at the time the Contract is applied for, the Program will take effect on the first monthly, quarterly, semi-annual, or annual transfer date following the premium receipt by AUL at the Corporate Office. The Contract Owner or Participant may select the month, quarter, or year that the transfers are to be made and such transfers will automatically be performed on the last business day of such period. To participate in the Program, a minimum balance of $10,000 in the MMIA, FIA or SVA is required.



                  CASH WITHDRAWALS AND THE DEATH BENEFIT

CASH WITHDRAWALS


During the lifetime of the Participant, at any time before the Annuity Commencement Date and subject to the limitations under the applicable Plan and applicable law, a withdrawal may be taken from a Participant's Account Value. A withdrawal request will be effective as of the end of the Valuation Date that a proper written request in a form acceptable to AUL is received by AUL at the Corporate Office.

A withdrawal of a Participant's entire Variable Account Value will result in a withdrawal payment equal to the value of the Participant's Variable Account Value as of the end of the Valuation Period during which a proper withdrawal request is received by AUL at the Corporate Office, minus any applicable withdrawal charge.

A withdrawal may be requested for a specified percentage or dollar amount of a Participant's Variable Account Value. In some Contracts, the minimum amount that may be withdrawn from a Participant's Variable Account Value in an Investment Account is the lesser of $500 or the Participant's entire Account Value in the Investment Account as of the date the withdrawal request is received by AUL. A request for a withdrawal will result in a payment by AUL equal to the amount specified in the withdrawal request. Upon payment, the Participant's Variable Account Value will be reduced by an amount equal to the payment and any applicable withdrawal charge. If a withdrawal is requested that would leave a Participant's Variable Account Value in any Investment Account less than $500, then such withdrawal request will be treated as a request for a full withdrawal from the Investment Account.


The amount of a withdrawal will be taken from the Investment Accounts and the FIA or the SVA as instructed. A withdrawal will not be effected until proper instructions are received by AUL at the Corporate Office.


A withdrawal may result in the deduction of a withdrawal charge and application of a MVA. See "Withdrawal Charge," "The Fixed Interest Account" and "The Stable Value Account."



In addition, distributions under certain retirement programs may result in a tax penalty. See "Tax Penalty."

SYSTEMATIC WITHDRAWAL SERVICE FOR 403(b), 408, 408A, 457 and 409A PROGRAMS

A Participant in a Contract used in connection with a 403(b) plan (other than an Employer Sponsored 403(b) plan) or 408 or 408A Program who is at least age 59
(1)/2 can generally arrange to have systematic cash withdrawals from his or her Account Value paid on a regular monthly, quarterly, or annual basis. Systematic cash withdrawals are also available for Participants in a Contract used in connection with a 457 or 409A Program, but there is no age limitation. Each withdrawal payment must be $100. An application form containing details of the service is available upon request from AUL. The service is voluntary and can be terminated at any time by the Participant or Owner. AUL does not currently deduct a service charge for withdrawal payments, but reserves the right to do so in the future and, similarly, reserves the right to increase the minimum required amount for each withdrawal payment. Systematic withdrawals are not available for some 403(b) Contracts due to the Benefit Responsive features of the Contracts.

Participants will pay a withdrawal charge in connection with the systematic cash withdrawals to the extent the withdrawal charge is applicable. See "Withdrawal Charge" and "Federal Tax Matters."




CONSTRAINTS ON WITHDRAWALS

GENERAL

Since the Contracts offered by this Prospectus will be issued in connection with retirement programs that meet the requirements of Section 401, Section 403(b),
Section 408, 408A, 409A or Section 457 of the Internal Revenue Code, or with HRA, HSA, or OPEB plans, reference should be made to the terms of the particular Plan or Contract for any limitations or restrictions on cash withdrawals. A withdrawal that results in receipt of proceeds by a Participant may result in receipt of taxable income to the Participant and, in some instances, in a tax penalty. The tax consequences of a withdrawal under the Contracts should be carefully considered. See "Federal Tax Matters."



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403(b) PROGRAMS

Section 403(b) of the Internal Revenue Code permits public school employees and employees of certain types of charitable, educational, and scientific organizations specified in Section 501(c)(3) of the Internal Revenue Code to purchase annuity contracts, and, subject to certain limitations, to exclude the amount of purchase payments from gross income for federal tax purposes. Section 403(b) imposes restrictions on certain distributions from tax deferred annuity contracts meeting the requirements of Section 403(b) that apply to tax years beginning on or after January 1, 1989.

Section 403(b) requires that distributions from Section 403(b) tax-deferred annuities that are attributable to employee contributions made after December 31, 1988 under a salary reduction agreement not begin before the employee reaches age 59 (1)/2, severs employment, dies, becomes disabled, or incurs a hardship. Furthermore, distributions of income or gains attributable to such contributions accrued after December 31, 1988 may not be made on account of hardship. Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a principal residence, paying certain tuition expenses, or prevention of foreclosure or eviction.

After 2008, payments made to Participants at Plan termination are also permitted if the Plan Sponsor does not make contributions to another 403(b) plan during the period beginning on the date of Plan termination and ending twelve (12) months after distribution of all assets.



A Participant in a Contract purchased as a tax-deferred Section 403(b) annuity contract will not, therefore, be entitled to exercise the right of surrender or withdrawal, as described in this Prospectus, in order to receive his or her Account Value attributable to contributions made under a salary reduction agreement or any income or gains credited to such Participant after December 31, 1988 under the Contract unless one of the above-described conditions has been satisfied, or unless the withdrawal is otherwise permitted under applicable federal tax law. In the case of transfers of amounts accumulated in a different
Section 403(b) contract to this Contract under a Section 403(b) Program, the withdrawal constraints described above would not apply to the amount transferred to the Contract attributable to a Participant's December 31, 1988 account balance under the old contract, provided that the amounts transferred between contracts qualifies as a tax-free transfer or exchange under the Internal Revenue Code. For 403(b) Contracts issued after 2008, any distribution of non-elective deferrals cannot occur unless the Participant severs employment or upon the occurrence of an event specified in the Plan, such as the attainment of a specified age, after a fixed number of years of service or disability. A Participant's Withdrawal Value in a Contract may be able to be transferred to certain other investment alternatives meeting the requirements of Section 403(b) that are available under an Employer's Section 403(b) arrangement.




TEXAS OPTIONAL RETIREMENT PROGRAM

AUL intends to offer the Contract within the Texas Optional Retirement Program. Under the terms of the Texas Optional Retirement Program, if a Participant makes the required contribution, the State of Texas will contribute a specified amount to the Participant's Account. If a Participant does not commence the second year of participation in the plan as a "faculty member," as defined in Title 110B of the State of Texas Statutes, AUL will return the State's contribution. If a Participant does begin a second year of participation, the Employer's first-year contributions will then be applied as a contribution under the Contract, as will the Employer's subsequent contributions.


The Attorney General of the State of Texas has ruled that, under Title 110B of the State of Texas Statutes, withdrawal benefits of contracts issued under the Texas Optional Retirement Program are available only in the event of a participant's death, retirement, termination of employment due to total disability, or other termination of employment in a Texas public institution of higher education. A Participant under a Contract issued in connection with the Texas Optional Retirement Program will not, therefore, be entitled to exercise the right of withdrawal to receive the Account Value credited to such Participant unless one of the foregoing conditions has been satisfied. The Withdrawal Value of such Participant's Account may, however, be transferred to other contracts or other carriers during the period of participation in the program.

THE DEATH BENEFIT

If a Participant dies during the Accumulation Period, AUL will pay a death benefit to the Beneficiary upon receipt of due proof of the Participant's death and instructions regarding payment to the Beneficiary. If there is no designated Beneficiary living on the date of death of the Participant, AUL will pay the death benefit in one sum to the estate of the Participant upon receipt of due proof of death of both the Participant and the designated Beneficiary and instructions regarding payment. If the death of the Participant occurs on or after the Annuity Commencement Date, no death benefit will be payable under the Contract except as may be provided under the Annuity Option elected.

The amount of the death benefit equals the vested portion of the Participant's Account Value minus any outstanding loan balances and any due and unpaid charges on those loans. Under Contracts acquired in connection with 408 and 408A Programs and some 403(b) Programs, the vested portion of a Participant's Account Value shall be the Participant's entire Account Value. Under Employee Benefit Plans, 409A or 457 Programs and some 403(b) Programs, the vested portion of a Participant's Account Value is the amount to which the Participant is entitled upon death or separation from service under a vesting schedule contained in the pertinent Plan. If the death benefit is less than a Participant's Account Value, the death benefit shall be paid pro rata from the Investment Accounts and the FIA or SVA, and the remainder of the Account Value shall be distributed to the Owner or as directed by the Owner. Prior to such distribution, any remaining Account Value in the Investment Accounts shall be transferred to AUL's General Account or if the Contract so directs, to MMIA or other default Investment Account. Certain Contracts have a death benefit which is the greater of the Participant's Account Value

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as of the date the death  benefit is  calculated  or a Guaranteed  Minimum Death
Benefit ("GMDB") on the Contract anniversary immediately preceding the date of death. In this calculation, the GMDB is increased by any contributions made since the last Contract anniversary and is reduced proportionately to reflect any withdrawals made since the last Contract anniversary. The GMDB is reset on each Contract anniversary and is the greater of (1) the GMDB on the prior Contract anniversary, increased by any prior year contributions, and reduced proportionately to reflect any prior year withdrawals, or (2) if the Participant is younger than age 81, the Participant's Account Value on the current Contract anniversary. As of the Participant's death, the GMDB will cease to increase or decrease in value.

The death benefit will be paid to the Beneficiary in a single sum or under one of the Annuity Options, as directed by the Participant or as elected by the Beneficiary. If the Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax advisor should be consulted in considering payout options.


TERMINATION BY THE OWNER

An Owner of a Contract funding an Employee Benefit Plan, a 409A or 457 Plan, or an Employer-Sponsored 403(b) Plan may terminate the Contract by sending proper written notice to AUL's Corporate Office. Termination is effective as of the end of the Valuation Date that the notice is received by AUL. Proper notice of termination must include an election of the method of payment, an indication of the person(s) to whom payment is to be made, and the Owner's (and, in some Contracts, the Plan Sponsor's) agreement that AUL will not be held responsible for any losses or claims that may arise against AUL in connection with making the termination payout as requested by the Owner (provided that such an agreement is not prohibited by the Contract or an amendment). v


Upon termination of such a Contract, generally the Owner may direct AUL to pay an amount equal to the Contract's aggregate Variable Account Withdrawal Value (determined as of the end of the Valuation Date that the termination is effective) in a lump sum.



For Contracts funding Employee Benefit Plans or 409 A or 457 Plans, the Owner may direct AUL to pay the Contract's FIA Withdrawal Value in a lump sum [subject to an Investment Liquidation Charge ("ILC") or MVA (see discussion below)] or in seven (7) approximately equal installments over six (6) years (for certain Employee Benefit Plan Contracts) or six (6) approximately equal annual installments over five (5) years (for other Employee Benefit Plan Contracts and for 409A or 457 Plan Contracts).


For Contracts issued prior to 1999 which fund Employer-Sponsored 403(b) Plans, the Owner may direct AUL to pay the Contract's FIA Withdrawal Value in seven (7) approximately equal annual installments over six (6)years.



In Contracts issued prior to 1999 which fund a Code Section 401(a) Employee Benefit Plan or an Employer-Sponsored 403(b) Plan, the Owner may terminate the Contract and elect to receive (within ninety ( 90) days of written notice by the Owner, and without penalty as defined by law) either:


(1) a lump-sum equal to the Contract's aggregate General Account Withdrawal Value, plus or minus an MVA to the extent allowed, which is determined by AUL as of the calculation date by multiplying a specified percentage times the aggregate General Account Withdrawal Value being paid, or

(2) all amounts invested under the Contract in AUL's General Account as of the date of calculation, excluding any amounts previously used or set aside to purchase annuities, in eleven (11) approximately equal annual installments over a ten (10) year period (without application of the General Account Withdrawal Charge or an MVA).


Further details regarding options (1) and (2) above and their applicability to a given Contract may be found in a Contract Supplement.

Similar provisions (without application of an MVA) regarding Participant withdrawals apply to some Contracts issued prior to 1999 which fund SEP and SIMPLE IRA Plans.

For some Contracts issued after 1998 that fund Employer-Sponsored 403(b) Plans, or for some Contracts wherein no Participant Accounts are maintained, no FIA or General Account Withdrawal Value lump-sum option is available, only installment payments. However, AUL may amend these Contracts to permit lump-sum payouts of FIA or General Account funds, subject to a Withdrawal Charge and an MVA, or may otherwise allow such lump-sum payouts if the dollar-weighted average rate of interest AUL credits to amounts withdrawn from the FIA or General Account equals or exceeds the current interest rate credited to new contributions. Termination options may be negotiated with individual Plan sponsors depending on unique or special circumstances.

Until all of the terminating Contract's funds invested in AUL's FIA or General Account have been paid by AUL under any of the installment payments discussed above, the interest rate determined under the Contract will be credited to the remaining Withdrawal Values. Interest will be paid with each installment payment.


When making lump-sum payouts of FIA or General Account funds other than the SVA, AUL applies an ILC or MVA, depending on the Contract. The ILC or MVA is equal to a certain percentage, as described in the Contract, multiplied by the FIA or General Account Withdrawal Value. In some Contracts, the ILC percentage is 6(x - y), where "x" is the Current Rate of Interest being credited by AUL to new Contributions as of the date of calculation and "y" is the average rate of interest being credited by AUL to various portions of the General Account as of the date of calculation. In some Contracts, the MVA percentage is 5(x - y) when "x" exceeds "y," and is deducted from the amount paid. The MVA percentage is 4(y
- x) when "y" exceeds "x", and is added to the amount paid. Payment of FIA or any General Account amounts may be delayed for up to six (6) months after the effective date of termination.

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TERMINATION BY AUL

AUL  has  the  right,   subject  to  applicable  state  law,  to  terminate  any
Participant's Account established under a Contract acquired in connection with some Employee Benefit Plans, a 457 or 409A Program, or an Employer Sponsored 403(b) Program at any time during the Contract Year if the Participant's Account Value falls below $300 ($200 for an Employer Sponsored 403(b) Program or for a Contract with both 403(b) and 401(a) funds) during the first (1st) Contract Year, or $500 ($400 for an Employer Sponsored 403(b) Program or for a Contract with both 403(b) and 401(a) funds) during any subsequent Contract Year, provided that at least six (6) months have elapsed since the Owner's last contribution to the Contract. AUL will give notice to the Owner and the Participant that the Participant's Account is to be terminated. Termination shall be effective six
(6) months from the date that AUL gives such notice, provided that any contributions made during the six (6) month notice period are insufficient to bring the Participant's Account Value up to the applicable minimum. Single Contribution Contracts have a minimum required contribution of $5,000.



Upon termination of a Participant's Account by AUL, AUL will pay an amount equal to the Participant's Account Value as of the close of business on the effective date of termination (or, if the termination effective date is not a Valuation Date, on the next Valuation Date). Payment of this amount will be made within seven (7) days from such effective date of termination.

AUL may, at its option, terminate any Contract if there are no Participant Accounts in existence under the Contract.

PAYMENTS FROM THE VARIABLE ACCOUNT

Payment of an amount from the Variable Account resulting from a cash withdrawal, transfer from a Participant's Variable Account Value, payment of the death benefit, or payment upon termination by the Owner will be made within seven (7) days from the date a proper request is received at AUL's Corporate Office. However, AUL can postpone the calculation or payment of such an amount to the extent permitted under applicable law, which is currently permissible only for any period: (a) during which the New York Stock Exchange is closed other than customary weekend and holiday closings, (b) during which trading on the New York Stock Exchange is restricted as determined by the SEC, (c) during which an emergency, as determined by the SEC, exists as a result of which disposal of securities held by the Variable Account is not reasonably practicable, or it is not reasonably practicable to determine the value of the assets of the Variable Account, or (d) for such other periods as the SEC may, by order, permit for the protection of investors. For information concerning payment of an amount from the FIA, see "The Fixed Interest Account" and "Termination by the Owner."

                             CHARGES AND DEDUCTIONS

PREMIUM TAX CHARGE

Various states impose a tax on premiums received by insurance companies. Whether or not a premium tax is imposed will depend on, among other things, the Owner's state of residence, the Annuitant's state of residence, and the insurance tax laws and AUL's status in a particular state. Premium tax rates currently range from 0 percent to 3.5 percent, but are subject to change by such governmental entities. AUL may assess a premium tax charge on certain Contracts at the time of annuitization to reimburse itself for such premium taxes incurred, which are directly related to amounts received for the Participant from the balance applied to purchase an annuity.


WITHDRAWAL CHARGE

No deduction for sales charges is made from contributions for a Contract. However, if a cash withdrawal is made or the Contract is terminated by the Owner, then, depending on the type of Contract, a withdrawal charge (which may also be referred to as a contingent deferred sales charge) may be assessed by AUL. In most Contracts, the withdrawal charge only applies if the Participant's Account (or, in some Contracts, the Contract) has not been in existence for a certain period of time. For some Contracts, for the first two (2) Contract Years that a Participant's Account exists, the amount withdrawn during a Contract Year that will not be subject to a withdrawal charge is 10 percent of: (1) the total of all contributions made during the year that the withdrawal is being made, plus (2) the Participant's Account Value at the beginning of the Contract Year. After the first two (2) Contract Years, and until the withdrawal charge has decreased to 0 percent, the amount withdrawn during a Contract Year that will not be subject to an otherwise applicable withdrawal charge is 10 percent of the Participant's Account Value at the beginning of the Contract Year in which the withdrawal is being made. Certain Recurring Contribution 403(b) Contracts and Contracts used with 409A and 457 Programs do not contain provisions allowing the 10 percent free-out since they are "Benefit Responsive" in nature.

The withdrawal charge varies based on the Contract. The maximum withdrawal charge is 8 percent of Account Value in excess of any 10 percent free-out in Contracts containing a 10 percent free-out provision, for the first five (5) years; 4 percent of Account Value in excess of any applicable 10 percent free-out, for the next five (5) years; and no withdrawal charge beyond the tenth
(10th) year. In some Contracts where no Participant Accounts are maintained, there is a non-disappearing 5 percent withdrawal charge. Your charges may be less than the charges described. Please consult your Contract for more details.

Withdrawal charges are not imposed for payment of benefits for retirement provided under "Benefit Responsive" Contracts. Under a Benefit Responsive Contract, withdrawal charges are not imposed for payment of benefits for retirement, death, disability, most terminations of employment, hardship (or unforeseeable emergencies, depending on the Contract), loans,

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age 70 (1)/2 required minimum distributions,  or benefits upon attainment of age
59 (1)/2 (provided that the age 59 (1)/2 benefit is a taxable distribution paid to the Participant and not to any other person or entity, including any alternative or substitute funding medium). Notwithstanding the above, for some 403(b) Benefit Responsive Contracts, withdrawal charges will not be waived if the amount withdrawn is transferred directly by AUL to another tax-deferred annuity funding vehicle at the Participant's direction.

Under a modified Benefit Responsive Contract, withdrawal charges are not imposed for cash lump-sum payments of death benefits, or, provided the Participant has
(1) attained age 55 and has ten (10) years of service with the employer identified in the Plan, or (2) attained age 62, for the Plan benefits listed in the previous paragraph. However, even in Benefit Responsive or modified Benefit Responsive Contracts, withdrawal charges (and a MVA in some Employee Benefit Plan and Employer Sponsored 403(b) Contracts) will be applied to any withdrawal to pay a termination of employment Plan benefit prior to notification of Contract termination if the benefit is payable because of, or the underlying reason for payment of the benefit results in, the termination or partial termination of the Plan, as determined under applicable IRS guidelines. In some Contracts, withdrawal charges and a MVA will apply if the termination of employment occurs after the Plan Sponsor files for bankruptcy protection or ceases operations, or if such benefits exceed 20 percent of the Contract's Value as of the first (1st) day of the Contract Year.

In no event will the amount of any withdrawal charge, when added to any withdrawal charges previously assessed against any amount withdrawn from a Participant's Account, exceed 8.5 percent of the contributions made by or on behalf of a Participant under a Contract. In addition, no withdrawal charge will be imposed upon payment of a death benefit under the Contract.


The withdrawal charge will be used to recover certain expenses relating to sales of the Contracts, including commissions paid to sales personnel and other promotional costs. AUL reserves the right to increase the withdrawal charge for any Participant Accounts established on or after the effective date of the change.

ASSET CHARGE

AUL deducts a daily  charge  from the assets of each  Investment  Account,  (the
"Asset Charge"). The charge is equal to an annual rate of 0.00 percent, 0.25 percent, 0.50 percent, 0.75 percent, 1.00 percent or 1.25 percent of the average daily net assets of each Investment Account. (Please refer to your Contract for details regarding the Asset Charge applicable to you.) This amount is intended to compensate AUL for its professional services, administrative services (including systems recordkeeping and Investment Account accounting), case acquisition costs, compliance support, sales office expenses, overhead, sales commissions, annuity purchase rate guarantees, reasonable profit, and other related costs. AUL may use any profit derived from this charge for any lawful purpose, including Contract distribution. The Contract Owner may arrange to have the Asset Charge billed to it on an agreed-upon basis in lieu of the above daily deduction.


VARIABLE INVESTMENT PLUS

Certain Contracts may have a portion of the Asset Charge offset, but never increased, by Variable Investment Plus (VIP) credits. The credit is calculated each month-end, is applied by AUL to purchase Accumulation Units for each Participant under the Contract, and is reported to Participants as Earnings.

The level of the credit, as a percentage of Investment Account assets, will depend on the aggregate Investment Account assets for the Contract at the end of each month, the amount of the contributions (both for first year and for subsequent years), the level of sales expenses under the Contract, and other charges that the Owner has agreed in writing to pay to AUL. Please consult your Contract to determine whether a Variable Investment Plus credit applies to your Contract and, if it does apply, what the factors are for determining the credit.


AUL reserves the right to change the credit factors upon sixty (60) day's notice of such change.

ADMINISTRATIVE CHARGE

AUL may deduct an administrative charge from each Participant's Account equal to a maximum of $50 per year, deducted quarterly if the account exists on the quarterly Contract anniversary. For some Contracts, the administrative charge may be waived completely. The charge is only assessed during the Accumulation Period. When a Participant annuitizes or surrenders on any day other than a quarterly Contract anniversary, a pro rata portion of the charge for that portion of the quarter will not be assessed.. The charge is deducted proportionately from the Participant's Account Value allocated among the Investment Accounts and the FIA. An administrative charge will not be imposed under certain Contracts if the value of a Participant's Account is equal to or more than $35,000 ($25,000 in some Contracts) on the quarterly Contract anniversary. The purpose of this charge is to reimburse AUL for the expenses associated with administration of the Contracts and operation of the Variable Account.


ADDITIONAL CHARGES AND FEES

     Some Contracts may also contain the following fees:

(1) Loan Initiation Fees: AUL may assess a Loan Initiation Fee of up to $100 per loan against the Account of any Participant for whom a Plan loan withdrawal is requested.

(2) Loan Administration Fee: AUL may charge an annual fee of up to $50 per loan for loan administration.

(3) Charge for Non-Electronic Transfers: AUL may charge a service fee per non-electronic transfer of up to $5 for non-electronic transfers between Investment Options, which will either be billed to the Owner or deducted from the Participant's Account.

(4) Distribution Fee: AUL may bill the Owner for a Distribution Fee of up to $40 for each Participant for whom a withdrawal is made in which the entire Participant Account is distributed in a lump-sum. Alternatively, AUL may assess this Distribution Fee against the affected Participant Accounts if permitted by applicable law, regulations or rulings.


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(5)  Non-Electronic Contribution Fee: AUL may bill the Owner a fee of $1,000 for non-electronic contributions. AUL reserves the right to increase this fee.

(6) Brokerage Window Account: AUL may bill the Owner or deduct from the Participant's account an annual fee of up to $100 for a Brokerage Window Account, available in some employer-sponsored plans, which provides the Participant the ability to invest a portion of his or her Account Value in a brokerage account, to be invested in a wide range of mutual funds or other investment vehicles.

(7) Contract Termination Individual Participant Check Fee: AUL may bill the Owner a fee of up to $100 for each Participant for whom an individual check is prepared upon Contract termination. This Fee will not apply to a lump-sum payment to the Owner upon Contract termination. Alternatively, AUL may assess this Fee against the affected Participant Accounts if permitted by applicable law, regulations or rulings.

(8) Investment Advice Provider Fee: AUL may bill the Owner for an investment advice provider fee in an amount separately agreed upon by the Owner and the third-party investment advice provider. There is no cost to the Participant when using the basic investment advice service. AUL may also assess an account management fee directly against the Account of each Participant who utilizes the more detailed, hands-on managed accounts service. The fee for the managed account service is a maximum of one percent of the total account value, paid in .25 percent quarterly installments. AUL will forward a portion of the fee to the investment advice provider and may retain a portion of the fee for administrative and distribution services.


(9) Guaranteed Minimum Death Benefit: AUL may charge a maximum of 0.20 percent of the Account Value for a Guaranteed Minimum Death Benefit. Some Contracts offer this benefit at no charge. Please consult your Contract for details regarding this benefit and the applicable charge.

(10) Plan Sponsor Investment Option Advisory Fee: AUL may bill the Owner for a Plan Sponsor Investment Option Fee. If this option is chosen, Ibbottson will recommend a plan level investment portfolio based on the Plan Sponsor's unique employee profile. A maximum fee of $1,500 applies, depending on plan assets. Plans with assets greater than $20,000,000 must contact AUL to determine the applicable fee.

(11) Redemption Fee: A redemption fee may be charged by the underlying  funds to
     reimburse  fund  shareholders  for  expenses   associated  with  short-term
     trading. Please consult the Funds' prospectuses for more details.



                                       63


OTHER CHARGES

AUL may charge the Investment Accounts of the Variable Account for the federal, state, or local income taxes incurred by AUL that are attributable to the Variable Account and its Investment Accounts. No such charge is currently assessed. In certain Contracts, unpaid charges due AUL (for which the Plan is responsible and which the Owner has, in writing, agreed to pay) will be deducted from Participant Accounts or the Contract Owner's Account ( if Participant
Accounts are not maintained)if not paid by the Owner in a timely manner. In certain Contracts, TPA fees agreed to by the Plan Sponsor will be deducted from the Contract Owner's Account and paid to the TPA. An ILC or a MVA, which applies only to Participants' Fixed Interest Account Values under a Contract, may be imposed upon termination by an Owner of some Contracts acquired in connection with an Employee Benefit Plan, Employer Sponsored 403(b), 409A or 457 Program and upon certain withdrawals in an Employee Benefit Plan Contract. See "Termination by the Owner" and "The Fixed Interest Account."


VARIATIONS IN CHARGES

AUL may reduce or waive the amount of the withdrawal charge, the administrative charge, or the Asset Charge for a Contract where the expenses associated with the sale of the Contract or the administrative costs associated with the Contract are reduced. A reduction in the Asset Charge will generally be made by offsetting the charge by applying the Variable Investment Plus Option. As an example, these charges may be reduced in connection with acquisition of the Contract in exchange for another annuity contract or in exchange for another annuity contract issued by AUL. AUL may also reduce or waive these charges on Contracts sold to the directors or employees of AUL or any of its affiliates or to directors or any employees of any of the Funds.

GUARANTEE OF CERTAIN CHARGES

AUL guarantees that the Asset Charge shall not increase on in-force Contracts. However, the Asset Charge may be increased on future Contracts. AUL also guarantees that the administrative charge will increase only to the extent necessary to recover the expenses associated with administration of the Contracts and operation of the Variable Account.

EXPENSES OF THE FUNDS

Each Investment Account of the Variable Account purchases shares at the net asset value of the corresponding Portfolio of one (1) of the Funds. The net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Portfolio. The advisory fees and other expenses are more fully described in the Funds' Prospectuses.


                                 ANNUITY PERIOD

GENERAL

On the  Annuity  Commencement  Date,  the  adjusted  value of the  Participant's
Account may be applied to provide an annuity under one (1) of the options described below. The adjusted value will be equal to the value of the Participant's Account as of the Annuity Commencement Date, reduced by any applicable premium or similar taxes and any outstanding loan balances and unpaid expense charges on those loans

Generally, the Contracts provide for five (5) annuity options, any one of which may be elected if permitted by the particular Plan or applicable law. A lump-sum distribution may also be elected under most Plans. Other Annuity Options may be available upon request at the discretion of AUL. All Annuity Options are fixed and the annuity payments remain constant throughout the Annuity Period. Annuity payments are based upon annuity rates that vary with the Annuity Option selected and the age of the Annuitant (except that in the case of Option 5, the Fixed Period Option, age is not a consideration). The annuity rates are based upon an assumed interest rate indentified in the Contracts.

Once annuity payments have commenced, a Participant cannot surrender his or her annuity and receive a lump-sum settlement in lieu thereof and cannot change the Annuity Option. If, under any option, monthly payments are less than $25 each, AUL has the right to make either a lump-sum settlement or to make larger payments at quarterly, semi-annual, or annual intervals. AUL also reserves the right to change the minimum payment amount. AUL will not allow annuitization of a Participant's Account if the total Account Value is less than the amount specified in the Contract. Should this occur, a Participant will receive the Account Value in a lump-sum settlement.

Annuity payments will begin on the Annuity Commencement Date. No withdrawal charge will be applied on this Date.

A Participant or, depending on the Contract, an Owner on behalf of a Participant, may designate an Annuity Commencement Date, Annuity Option, contingent Annuitant, and Beneficiary on an Annuity Election Form that must be received by AUL at the Corporate Office at least thirty (30) days prior to the Annuity Commencement Date. AUL may also require additional information before annuity payments commence. During the lifetime of the Participant and up to thirty (30) days prior to the Annuity Commencement Date, the Annuity Option, the Annuity Commencement Date, or the designation of a contingent Annuitant or Beneficiary, if any, under an Annuity Option may be changed. To help ensure timely receipt of the first (1st) annuity payment, on the date AUL receives an annuity purchase request, it will transfer the value of a Participant's Account to the FIA (or the SVA) if it is available as an Investment Option, or to the MMIA (or other default Investment Option(s), if the FIA is not available under the Contract. The Participant's Account Value will remain in the FIA, or the MMIA or other default Investment Option(s) (depending on the Contract) until the full Account Value (reflecting gains and losses) is applied to purchase the annuity on the last business day of the month preceding the Annuity Commencement Date. As of the date the annuity is purchased, a Participant's funds are no longer maintained under the Contract.




ANNUITY OPTIONS

OPTION 1 - LIFE ANNUITY

An annuity payable monthly during the lifetime of the Annuitant that ends with the last monthly payment before the death of the Annuitant.

OPTION 2 - CERTAIN AND LIFE ANNUITY

An annuity payable monthly during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be five (5), ten (10), fifteen (15), or twenty (20) years, as elected, annuity payments will be continued during the remainder of such period to the Beneficiary.

OPTION 3 - SURVIVORSHIP ANNUITY

An annuity payable monthly during the lifetime of the Annuitant, and, after the death of the Annuitant, an amount equal to 50 percent, 66 (2)/3 percent, or 100 percent (as specified in the election) of such annuity will be paid to the contingent Annuitant named in the election if and so long as such contingent Annuitant lives.



In some Contracts, an election of this option is automatically cancelled if either the Participant or the contingent Annuitant dies before the Annuity Commencement Date. Another form of benefit would then be elected by the survivor.


OPTION 4 - INSTALLMENT REFUND LIFE ANNUITY

An annuity payable monthly during the lifetime of the Annuitant except, that at the death of the Annuitant, the Beneficiary will receive additional annuity payments until the amount paid to purchase the annuity has been distributed.


OPTION 5 - FIXED PERIODS

An annuity payable monthly for a fixed period (not less than five (5) years or more than thirty (30) years) as elected, with the guarantee that if, at the death of the Annuitant, payments have been made for less than the selected fixed period, annuity payments will be continued during the remainder of said period to the Beneficiary. This option is not available in all Contracts.


SELECTION OF AN OPTION

Participants should carefully review the Annuity Options with their financial or tax advisors, and reference should be made to the terms of a particular Plan for pertinent limitations respecting annuity payments and other matters. For instance, under requirements for retirement plans that qualify for treatment under Sections 401, 403(b), 408, 409A or 457 of the Internal Revenue Code, annuity payments generally must begin no later than April 1 of the calendar year following the calendar year in which the Participant reaches age 70 (1)/2, provided the Participant is no longer employed. For Options 2 and 5, the period elected for receipt of annuity payments under the terms of the Annuity Option generally may be no longer than the joint life expectancy of the Annuitant and Beneficiary in the year that the Annuitant reaches age 70 (1)/2 and must be shorter than such joint life expectancy if the Beneficiary is not the Annuitant's spouse and is more than ten (10) years younger than the Annuitant. Under Option 3, if the contingent Annuitant is not the Annuitant's spouse and is more than ten (10) years younger than the Annuitant, the 66 (2)/3 percent and 100 percent elections specified above may not be available.

                           THE FIXED INTEREST ACCOUNT

Contributions or transfers to the FIA become part of AUL's General Account. The General Account is subject to regulation and supervision by the Indiana Insurance Department as well as the insurance laws and regulations of other jurisdictions in which the Contracts or certificates issued under the Contracts are distributed. In reliance on certain exemptive and exclusionary provisions, interests in the FIA have not been registered as securities under the Securities Act of 1933 (the "1933 Act") and the FIA has not been registered as an investment company under the 1940 Act. Accordingly, neither the FIA nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. AUL has been advised that the staff of the SEC has not reviewed the disclosure in this Prospectus relating to the FIA. This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of a Contract involving the Variable Account and contains only selected information regarding the FIA. For more information regarding the FIA, see the Contract.

INTEREST

A Participant's FIA Value earns interest at fixed rates that are paid by AUL. The Account Value in the FIA earns interest at one (1) or more interest rates determined by AUL at its discretion and declared in advance ("Current Rate"), which are guaranteed to be at least an annual effective rate ("Guaranteed Rate") specified in the Contract. Contributions or transfers to a Participant's Account which are credited to the FIA, during the time the Current Rate is in effect are guaranteed to earn interest at that particular Current Rate for at least one (1) year, except for a "portfolio rate" Contract where the rate may be changed each January 1, although increases in the rate may occur at any time. AUL may declare a different Current Rate for a particular Contract based on costs of acquisition to AUL or the level of service provided by AUL. Transfers from other AUL annuity contracts may be transferred at a rate of interest different than the Current Rate.

Except for transfers from other AUL annuity contracts, amounts contributed or transferred to the FIA earn interest at the Current Rate then in effect. Amounts transferred from other AUL annuity contracts may not earn the Current Rate, but may, at AUL's discretion, continue to earn the rate of interest which was paid under the former Contract. If AUL changes the Current Rate, such amounts contributed or transferred on or after the effective date of the change earn interest at the new Current Rate; however, amounts contributed or transferred prior to the effective date of the change may earn interest at the prior Current Rate or other Current Rate determined by AUL. Therefore, at any given time, various portions of a Participant's Fixed Interest Account Value may be earning interest at different Current Rates for different periods of time, depending upon when such portions were originally contributed or transferred to the FIA. AUL bears the investment risk for Participant's Fixed Interest Account Values and for paying interest at the Current Rate on amounts allocated to the FIA.

For certain Contracts, AUL reserves the right at any time to change the Guaranteed Rate of interest for any Participant Accounts established on or after the effective date of the change, although once a Participant Account is established, the Guaranteed Rate may not be changed for the duration of that Account.

WITHDRAWALS AND TRANSFERS

A Participant (or a Contract Owner on behalf of a Participant) may withdraw his or her Fixed Income Account Value value, subject to the provisions of the Contract. This Fixed Income Account Value value is determined as of the day the withdrawal is effected, minus any applicable withdrawal charge, plus or minus a MVA in certain Contracts, and minus the Participant's outstanding loan balance(s), if any, and any expense charges due thereon.

A withdrawal may be requested for a specified percentage or dollar amount of the Participant's FIA Value. Where a Participant has outstanding collateralized policy loans under a Contract, a withdrawal will be permitted only to the extent that the Participant's remaining FIA Withdrawal Value equals twice the total of the outstanding collateralized policy loans under the Participant's Account.

In some Contracts, the minimum amount that may be withdrawn from a Participant's FIA Value is the lesser of $500 or the Participant's entire FIA Value as of the date the withdrawal request is received by AUL at the Corporate Office. If a withdrawal is requested that would leave the Participant's FIA Value less than $500, then such withdrawal request will be treated as a request for a full withdrawal from the FIA. In other Contracts, withdrawals from a Participant's Account Value may not be made in an amount less than the smaller of $5,000 or the Participant's entire Account Value. In these Contracts, AUL reserves the right to pay out the Participant's remaining Account Value if a withdrawal reduces the Participant's remaining Account Value to an amount less than $5,000.

If a Participant has more than one(1) Account, then the Account from which the withdrawal is to be taken must be specified and any withdrawal restrictions shall be effective at an Account level. For a further discussion of withdrawals as generally applicable to a Participant's Variable Account Value and Participant's Fixed Income Account Value, see "Cash Withdrawals."

A Participant's Fixed Income Account Value may be transferred from the FIA to the Variable Account subject to certain limitations. Where a Participant has outstanding collateralized policy loans under a Contract, a transfer will be permitted only to the extent that the Participant's remaining FIA Withdrawal Value in the FIA equals twice the total of the outstanding loans under the Participant's Account. A Participant may transfer part or all of the Participant's Fixed Income Account Value (subject to the outstanding loan provision mentioned above) to one (1) or more of the available Investment Accounts during the Accumulation Period, provided, however, that if a Participant's Fixed Income Account Value is $2,500 or more on the first (1st) day of a Contract Year , then amounts transferred from the FIA to an Investment Account during any given Contract Year cannot exceed 20 percent of the Participant's Fixed Income Account Value as of the beginning of that Contract Year. Transfers and withdrawals of a Participant's Fixed Income Account Values will be effected on a first-in, first-out basis. If a Participant has more than one (1) Account, then the Account from which the transfer is to be taken must be specified and any transfer restrictions shall be effective at an Account level.

The 20 percent restriction on transfers during any given Contract Year from the FIA to an Investment Account shall not apply to some Contracts funding Employer Sponsored 403(b) Programs, Employee Benefit Plans, or 408 SEP or SIMPLE IRA Contracts if: (1) the Owner (or Plan Sponsor) selects the FIA as an Investment Option to Participants under the Contract; and (2) the Owner (or Plan Sponsor) does not select either the MMIA, or the Vanguard Short-Term Federal Bond Investment Accounts as available Investment Options to Participants under the Contract. Then, in lieu of the 20 percent restriction and following a transfer from the FIA to the Variable Account by a Participant, a transfer back to the FIA shall be allowed only after ninety (90) days have elapsed since the last previous transfer from the FIA.

In some Contracts where no Participant Accounts are maintained, transfers from the FIA may not be permitted at Contract Termination or for certain non-benefit responsive benefits when the FIA is to be paid in installments.

Except as noted previously, generally, there are no limitations on the number of transfers between Investment Accounts available under a Contract or the FIA. However, if AUL determines that transfers are being made on behalf of one or more Owners to the disadvantage of other Owners or Participants, the transfer right may be restricted.

AUL reserves the right, at a future date, to impose a minimum or maximum transfer amount, to assess transfer charges, to change the limit on remaining balances, to limit the number and frequency of transfers, and to suspend the transfer privilege or the telephone authorization, interactive voice response, or internet-based transfers.


In addition, in some Contracts, Owner-directed transfers from the FIA are subject to a MVA.

Any transfer from an Investment Account of the Variable Account shall be effective as of the end of the Valuation Date in which AUL receives the request in proper form.

TRANSFER OF INTEREST OPTION

Participants may elect to use interest earned in their FIA to purchase Accumulation Units in one (1) or more Variable Accounts. Upon receipt at AUL's Corporate Office of properly executed written instructions to do so, AUL will, on the last business day of each month and monthly thereafter, use the interest earned in the FIA during that month to purchase Accumulation Units at the corresponding Accumulation Unit Value on each date that a purchase is made. To elect this Option, the Participant must have previously provided AUL with instructions specifying the Variable Investment Account or Accounts to be purchased and a percentage allocation among Investment Accounts if more than one
(1) Investment Account has been elected. If no such instructions are received by AUL, then the Participant's prior investment allocation instructions will be used by AUL to allocate purchases under this Option.


To participate in this Option, a Participant;s FIA Value must be greater than $10,000 and the Participant's Account must have been in existence for a period of at least one (1) year. Amounts transferred out of the FIA under this Option will be considered a part of the 20 percent maximum amount that can be transferred from the FIA to a Variable Account during any given Contract Year.

CONTRACT CHARGES


The withdrawal charge will be the same for amounts withdrawn from a Participant's FIA Value as for amounts withdrawn from a Participant's Variable Account Value. In addition, the administrative charge will be the same whether or not a Participant's Account Value is allocated to the Variable Account or the FIA. The Asset Charge will not be assessed against the FIA, and any amounts that AUL pays for income taxes allocable to the Variable Account will not be charged against the FIA. In addition, the investment advisory fees and operating expenses paid by the Funds will not be paid directly or indirectly by Participants to the extent the Account Value is allocated to the FIA; however, such Participants will not participate in the investment experience of the Variable Account. See "Charges and Deductions."



An ILC or MVA, depending on the Contract, may be imposed upon termination by an Owner of a Contract and upon certain withdrawals in certain Contracts. See "Termination by the Owner" and "The Fixed Interest Account."

PAYMENTS FROM THE FIXED INTEREST ACCOUNT

Withdrawals and transfers from the FIA or other distribution based upon a Participant's FIA Value may be delayed for up to six (6) months after a written request in proper form is received by AUL at the Corporate Office. During the period of deferral, interest at the applicable interest rate or rates will continue to be credited to the Participant's FIA Value. For information on payment upon termination by the Owner of a Contract acquired in connection with an Employee Benefit Plan, an Employer Sponsored 403(b) Program, or a 409A or 457 Program, see "Termination by the Owner."





403(b) Plan Loans

If a 403(b) Plan allows, a loan may be taken at any time prior to the Annuity Commencement Date. The minimum loan that can be taken at any time is specified in the Plan. The maximum amount that can be borrowed at any time is an amount which, when combined with the largest loan balance during the prior twelve (12) months, does not exceed the lesser of (1) 50 percent of the Participant's Withdrawal Value in the FIA, or (2) $50,000.

Interest will be charged for the loan, and will accrue on the loan balance from the effective date of any loan. The interest rate will be determined under the Plan.

Loans to Participants must be repaid within a term of five (5) years, unless the Participant certifies to AUL that the loan is to be used to acquire a principal residence for the Participant, in which case the term may be longer. Loan repayments must be made at least quarterly.

The restrictions or limitations stated above may be modified, or new restrictions and limitations added, to the extent necessary to comply with
Section 72(p) of the Internal Revenue Code or its regulations, under which a loan will not be treated as a distribution under a 403(b) Program, or other applicable law. It should be noted that the IRS has issued regulations which cause the outstanding balance of a loan to be treated as a taxable distribution if the loan is not repaid in a timely manner. As the lender, AUL may, by Contract amendment, limit the availability of future loans of this type under the Contract.

                         THE STABLE VALUE ACCOUNT


In General

The "Stable Value Account" or "SVA" is an investment option in which Contributions to Contracts used to fund 401(a), 403(b), and 457 Plans are accumulated at a current interest rate. Like the Fixed Interest Account (FIA), the SVA constitutes a portion of AUL's General Account. New Contract Owners who want a General Account investment option must choose either the FIA or the SVA, but cannot choose both. The SVA may be offered to existing Contract Owners at AUL's discretion.

With the SVA, the Contract Owner may not elect any variable "Competing Investment Accounts." A "Competing Investment Account" is any money market or bond Investment Account with a duration of less than 3 years, as determined solely by AUL.

All Contributions and transfers to the SVA will earn the current interest rate in effect at the time the Contribution or transfer is made, until that rate is changed. AUL may declare a new rate for the SVA effective each January 1, however, we may declare an increase in the rate at any time. An increase may never be greater than 1% above the rate initially declared for that year. Notification of a new rate increase will be made at least 10 days in advance of the new rate's effective date. Notification of a new rate decrease will be made at least thirty (30) days in advance of the new rate's effective date. There is no minimum interest rate guarantee and no Market Value Adjustment (MVA).

Guaranteed SVA Account Value

AUL maintains a "Guaranteed SVA Account Value" for Participant Accounts and Contract Owner-level accounts that is equal to the greater of:

(a)  a Participant's or Contract Owner's SVA Account Value, or

(b) an amount equal to the total of all Contributions, transfers and reallocations to the SVA for the Participant or the Contract Owner that have not been previously withdrawn, at a rate of interest equal to the National Association of Insurance Commissioners (NAIC) Model Standard Nonforfeiture Rate [i.e., the average 5-year Constant Maturity Treasury Rate reported by the Federal Reserve for the month of October of the calendar year immediately preceding each calendar year in which monies are invested in the SVA (rounded to the nearest 0.05%), minus 1.25%. This interest rate will never be less than 1% nor greater than 3%.]

When amounts are withdrawn from the SVA to provide a partial benefit or any transfer, the Guaranteed SVA Account Value is reduced proportionally (i.e., both the SVA Account Value and the amount described in (b) above will be reduced by the same percentage) to reflect the transaction if, at that time, the amount described in (b) above is less than or equal to the SVA Account Value. However, the amount described in (b) above is reduced dollar-for-dollar to reflect the transaction if, at that time, the amount described in (b) above is greater than the SVA Account Value.


Transfers to and from the SVA

All or a portion of the Participant's SVA Account Value may be transferred from the SVA. Contract Owner-directed transfers to and from the SVA are subject to AUL's approval.


Benefits Paid from the SVA

If a Participant's entire Account is withdrawn to provide a Plan benefit, the Participant's Guaranteed SVA Account Value is used to provide the benefit from the SVA, subject to any applicable withdrawal charge as provided in the Contract.

Annuities Paid from the SVA

On the date AUL receives a request to withdraw a Participant's Account to provide an annuity, AUL transfers the Participant's Account to the SVA. These amounts remain in the SVA until the Guaranteed SVA Account Value is applied to purchase the annuity on the last day of the month preceding the Annuity Commencement Date.


Contract Termination

As soon as administratively feasible following the Business Day that AUL receives the Contract Owner's request to terminate its Contract, but no later than 5 Business Days following the Business Day that AUL receives that request, no Contributions may be credited to the SVA, no transfers to or from the SVA may be made, and Plan benefits are paid as described below.



The Contract termination effective date is the Business Day that AUL receives the Contract Owner's notice of intent to terminate.


At Contract termination, the Contract Owner may elect one of the following options:

(a) (1) The Variable Account Value of each Participant, minus any applicable withdrawal charge, will be paid in a lump-sum.

     (2) The SVA balance of each Participant and the Contract Owner will be transferred to a fixed interest account within our General Account. The Guaranteed SVA Account Value will continue to be maintained on such monies while in this fixed interest account. The Guaranteed SVA Account Value will be paid out 365 days following the Contract termination effective date. During this 365-day period, this account will earn interest at the same rate as that earned by the SVA on the Contract termination effective date.

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


          Only Plan benefit payments not otherwise subject to a withdrawal charge will be allowed during this 365-day period. An earlier payout within the 365-day period may be arranged with the Contract Owner at AUL's option.

(b) If the Contract Owner's plan is terminating, the Contract Owner may permit a Participant to transfer his Variable Account Value and his Guaranteed SVA Account Value to any group annuity contract which has a withdrawal charge, or his Withdrawal Value to any group annuity contract that does not have a withdrawal charge, that AUL may make available. The transfer of the Variable Account Value will occur on the Contract termination effective date. SVA monies can be transferred only after expiration of the 365-day period, unless an earlier payout is arranged at AUL's option.

AUL will not maintain individual Participant Accounts during the 365-day period, will not continue Plan recordkeeping services, and will cease to provide quarterly statements of Account Value, but will be able to determine the proper payout amount for each Participant.




                              MORE ABOUT THE CONTRACTS

DESIGNATION AND CHANGE OF BENEFICIARY

The Beneficiary designation will remain in effect until changed. Payment of benefits to any Beneficiary are subject to the specified Beneficiary surviving the Participant. Unless otherwise provided, if no designated Beneficiary is living upon the death of the Participant prior to the Annuity Commencement Date, the Participant's estate is the Beneficiary. Unless otherwise provided, if no designated Beneficiary under an Annuity Option is living after the Annuity Commencement Date, upon the death of the Annuitant, the Annuitant's estate is the Beneficiary.

Subject to the rights of an irrevocably designated Beneficiary, the designation of a Beneficiary may be changed or revoked at any time while the Participant is living by filing with AUL a written beneficiary designation or revocation in such form as AUL may require. The change or revocation will not be binding upon AUL until it is received by AUL at the Corporate Office. When it is so received, the change or revocation will be effective as of the date on which the beneficiary designation or revocation was signed, but the change or revocation will be without prejudice to AUL if any payment has been made or any action has been taken by AUL prior to receiving the change or revocation.

Reference should be made to the terms of the particular Plan and any applicable law for any restrictions on the beneficiary designation. For instance, under an Employee Benefit Plan or ERISA-compliant Employer Sponsored 403(b) Program, the Beneficiary (or contingent Annuitant) must be the Participant's spouse if the Participant is married, unless the spouse properly consents to the designation of a Beneficiary (or contingent Annuitant) other than the spouse.

ASSIGNABILITY


In some Contracts, no benefit or privilege under a Contract may be sold, assigned, discounted, or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person or entity other than AUL.



PROOF OF AGE AND SURVIVAL

AUL may require proof of age or survival of any person on whose life annuity payments depend.

MISSTATEMENTS

If the age of an Annuitant or contingent Annuitant has been misstated, the correct amount paid or payable by AUL shall be such as the Participant's Account Value would have provided for the correct age.

TERMINATION OF RECORDKEEPING SERVICES

AUL generally provides Plan recordkeeping services when all of a Plan's funds are held under a Contract. AUL reserves the right to terminate an administrative services agreement for a Plan or a Contract if the Owner elects to allocate Plan assets to investments other than an AUL Contract, or if in AUL's judgment, the Plan's recordkeeping practices impose an administrative or financial burden on AUL. If AUL ceases to provide Plan recordkeeping for any reason, any administrative services agreement between the Owner and AUL regarding the Owner's Plan, then AUL's responsibilities under such administrative services agreement will automatically cease. Likewise, if an administrative services agreement is terminated by AUL for any reason, individual Participant Accounts will not continue to be maintained under the Contract.

                              FEDERAL TAX MATTERS

INTRODUCTION

The Contracts described in this Prospectus are designed for use by Employer, association, and other group retirement plans under the provisions of Sections 401, 403(b), 408, 408A, 409A and 457 of the Internal Revenue Code and certain other Employee Benefit Plans such as HRA, HSA and OPEB plans. The ultimate effect of federal income taxes on values under a Contract, the Participant's Account, on annuity payments, and on the economic benefits to the Owner, the Participant, the Annuitant, and the Beneficiary or other payee may depend upon the type of Plan for which the Contract is purchased and a number of different factors. The discussion contained herein and in the Statement of Additional Information is general in nature. It is based upon AUL's understanding of the present federal income tax laws as currently interpreted by the IRS, and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS. Moreover, no attempt is made to consider any applicable state or other laws. Because of the inherent complexity of such laws and the fact that tax results will vary according to the particular circumstances of the Plan or individual involved, any person contemplating the purchase of a Contract, or becoming a Participant under a Contract, or receiving annuity payments under a Contract should consult a qualified tax advisor.



AUL DOES NOT MAKE ANY GUARANTEE OR REPRESENTATION REGARDING THE TAX STATUS, FEDERAL, STATE, OR LOCAL, OF ANY CONTRACT OR PARTICIPANT'S ACCOUNT OR ANY TRANSACTION INVOLVING THE CONTRACTS.

TAX STATUS OF THE COMPANY AND THE VARIABLE ACCOUNT

AUL is taxed as a life insurance company under Part I, Subchapter L of the Code. Because the Variable Account is not taxed as a separate entity and its operations form a part of AUL, AUL will be responsible for any federal income taxes that become payable with respect to the income of the Variable Account. However, each Investment Account will bear its allocable share of such liabilities. Under current law, no item of dividend income, interest income, or realized capital gain attributable, at a minimum, to appreciation of the Investment Accounts will be taxed to AUL to the extent it is applied to increase reserves under the Contracts.

Each of the Funds in which the Variable Account invests has advised AUL that it intends to qualify as a "regulated investment company" under the Code. AUL does not guarantee that any Fund will so qualify. If the requirements of the Code are met, a Fund will not be taxed on amounts distributed on a timely basis to the Variable Account. If a Fund does not qualify, the tax status of the Contracts as annuities might be lost, which could result in immediate taxation of amounts earned under the Contracts (except those held in Employee Benefit Plans and 408 Programs).


Under regulations promulgated under Code Section 817(h), each Investment Account must meet certain diversification standards. Generally, compliance with these standards is determined by taking into account an Investment Account's share of assets of the appropriate underlying Fund. To meet this test, on the last day of each calendar quarter, no more than 55 percent of the total assets of a Fund may be represented by any one investment, no more than 70 percent may be represented by any two investments, no more than 80 percent may be represented by any three investments, and no more than 90 percent may be represented by any four investments. For the purposes of Section 817(h), securities of a single issuer generally are treated as one investment, but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers.



TAX TREATMENT OF RETIREMENT PROGRAMS

The Contracts described in this Prospectus are offered for use with several types of retirement programs as described in the Contracts. The tax rules applicable to Participants in such retirement programs vary according to the type of retirement plan and its terms and conditions. Therefore, no attempt is made herein to provide more than general information about the use of the Contracts with the various types of retirement programs. Participants under such programs, as well as Owners, Annuitants, Beneficiaries and other payees are cautioned that the rights of any person to any benefits under these programs may be subject to the terms and conditions of the Plans themselves, regardless of the terms and conditions of the Contracts issued in connection therewith.

Generally, no taxes are imposed on the increases in the value of a Contract by reason of investment experience or Employer contributions until a distribution occurs, either as a lump-sum payment or annuity payments under an elected Annuity Option or in the form of cash withdrawals, surrenders, or other distributions prior to the Annuity Commencement Date.

The amounts that may be contributed to the Plans are subject to limitations that may vary depending on the type of Plan. In addition, early distributions from most Plans may be subject to penalty taxes, or in the case of distributions of amounts contributed under salary reduction agreements, could cause the Plan to be disqualified. Furthermore, distributions from most Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Plan or subject the Participant to penalty taxes. As a result, the minimum distribution rules could limit the availability of certain Annuity Options to Participants and their Beneficiaries.

Below are brief descriptions of various types of retirement programs and the use of the Contracts in connection therewith.


401 EMPLOYEE BENEFIT PLANS

Code Section 401 permits business employers and certain associations to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of Contracts to provide benefits thereunder.

If a Participant under a 401 Employee Benefit Plan receives a lump-sum distribution, the portion of the distribution equal to any contribution that was taxable to the Participant in the year when paid is received tax free. The balance of the distribution will be treated as ordinary income. Special ten-year averaging and a capital-gains election may be available to a Participant who reached age 50 before 1986.

Under an Employee Benefit Plan under Section 401 of the Code, when annuity payments commence (as opposed to a lump-sum distribution), under Section 72 of the Code, the portion of each payment attributable to contributions that were taxable to the Participant in the year made, if any, is excluded from gross income as a return of the Participant's investment. The portion so excluded is determined at the time the payments commence by dividing the Participant's investment in the Contract by the expected return. The periodic payments in excess of this amount are taxable as ordinary income. Once the Participant's investment has been recovered, the full annuity payment will be taxable. If the annuity should stop before the investment has been received, the unrecovered portion is deductible on the Annuitant's final

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

return. If the Participant made no contributions that were taxable to the Participant in the year made, there would be no portion excludable.

403(b) Plans

On July 26, 2007, the Internal Revenue Service (IRS) issued final regulations for tax-sheltered annuity arrangements under section 403(b). Given that these are the first significant updates of the original regulations issued by the IRS in 1964, they provide for significant changes in the way 403(b) plans must be maintained and administered. The final regulations are generally effective on January 1, 2009. The intended effect of these regulations is to make the rules governing 403(b) similar to the rules governing other arrangements that include salary reduction contributions, such as 401(k) plans and 457(b) plans.

Items of particular interest or significance covered by these new regulations are 1) by January 1, 2009, all 403(b) arrangements must have a written plan, 2) as of September 24, 2007, transfers previously permitted pursuant to Revenue Ruling 90-24 are no longer allowed, 3) nontaxable transfers of assets are permitted, provided that the transfer is a change of investment among approved vendors within the same plan or to a 403(b) or 401(a) plan of another employer if certain conditions are met, 4) plans may include language that permits plan termination and distribution of benefits, 5) employers must ensure that loans and hardship distributions are made in accordance with the applicable plan and IRS rules, 6) employers must have a services agreement in place with each approved vendor, 7) employers must have a process to ensure contributions are made in compliance with the applicable limits, and 8) contributions must be transferred to an approved vendor within a reasonable time, but in no event later than fifteen (15) days after the end of the month.

408 and 408A PROGRAMS

     1. Individual Retirement Annuities

Code Sections 219 and 408 permit eligible individuals to contribute to an individual retirement program, including a Simplified Employee Pension Plan, a Simple IRA plan and a traditional Individual Retirement Annuity/Account ("IRA"). These IRA annuities are subject to limitations on the amount that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from some other types of retirement plans may be placed on a tax-deferred basis in an IRA. Sale of the Contracts for use with IRA's may be subject to special requirements imposed by the IRS. Purchasers of the Contracts for such purposes will be provided with such supplementary information as may be required by the IRS or other appropriate agency, and will have the right to revoke the Contract under certain circumstances.

If a Participant under a 408 Program makes a withdrawal from the Participant's Account, the Participant generally will realize income taxable at ordinary tax rates on the full amount received. Since, under a 408 Program, contributions generally are deductible from the taxable income of the employee, the full amount received will usually be taxable as ordinary income when annuity payments commence.

  2. Roth IRA


A Roth IRA under Code Section 408A is available for retirement savings for individuals with earned income. The Contract may be purchased as a Roth IRA. A Roth IRA allows an individual to contribute non-deductible contributions for retirement purposes, with the earnings income tax-deferred, and the potential ability to withdraw the money income tax-free under certain circumstances. Roth IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible, and the time when distributions must commence. Roth IRAs may not be transferred, sold, assigned, discounted, or pledged as collateral for a loan or other obligation. The annual Premium for a Roth IRA may not exceed certain limits. In addition, a taxpayer may elect to convert an IRA to a Roth IRA, accelerating deferred income taxes on previous earnings in the IRA to a current year.


409A and 457 PROGRAMS

Section 457 of the Code permits employees of state and local governments and units and agencies of state and local governments as well as tax-exempt organizations described in Section 501(c)(3) of the Code (excluding churches) to defer a portion of their compensation without paying current taxes in either a 457(b) eligible plan or a 457(f) ineligible plan.

If the Employer sponsoring a 457(b) Program requests and receives a withdrawal for an eligible employee in connection with the Program, then the amount received by the employee will be taxed as ordinary income. Since, under a 457(b) Program, contributions are excludable from the taxable income of the employee, the full amount received will be taxable as ordinary income when annuity payments commence or other distribution is made (governmental) or when paid or made available (non-governmental).

In a 457(f) ineligible plan contributions to the Plan are includible in the employee's gross income when these amounts are no longer subject to substantial risk of forfeiture (i.e., no longer conditioned upon future performance of substantial services).

The nonqualified deferred compensation plan of any employer who is not eligible to establish a 457 plan - and any 457(f) plan - are subject to Section 409A of the Code. A Section 409A Plan may allow an employee to defer a portion of his compensation without paying current taxes. Such deferrals are taxable when they are no longer subject to a substantial risk of forfeiture.


HSA, HRA, and OPEB Employee Benefit Plans

A Health Savings Account (HSA) is a plan sponsor-provided tax-exempt trust established pursuant to Internal Revenue Code Section 223 that is used exclusively to pay or reimburse incurred "qualified medical expenses" incurred by an employee for "medical care" as defined in Code Section 213(d). With an HSA, the employee can claim a tax deduction for contributions he or she makes to the HSA, employer contributions to the HSA may be excluded from the employee's gross income, contributions remain in the employee's account from year to year until used, interest or other earnings on the assets in the account are tax-free, distributions for qualified medical expenses are tax-free, and the HSA remains with the employee should he or she change employers or leave the work force.

A Health Reimbursement Arrangement (HRA) is a plan sponsor-provided accident and health plan that is used exclusively to reimburse expenses incurred by an employee for medical care as defined in Code Section 213(d). An HRA is funded solely by the employer. Employees are reimbursed tax-free for qualified medical expenses up to a maximum dollar amount for a coverage period. Employer contributions can be excluded from the employee's gross income, and any unused amounts in the HRA can be carried forward for reimbursement in later years.


A GASB ("Governmental Accounting Standards Board") 45 OPEB ("Other Post-Employment Benefit") plan is a plan sponsor-provided non-pension benefit plan that is used to provide post-employment benefits for former employees through a Voluntary Employees Beneficiary Association (VEBA) or a Grantor Integral Trust. These benefits generally include certain health care benefits. Employer contributions and trust earnings are tax-exempt, and reimbursements of medical costs are excludible from the employee's gross income.


TAX PENALTY

Any distribution made to a Participant from a 401 Employee Benefit Plan, 403(b) Program, or a 408 Program other than on account of one or more of the following events will be subject to a 10 percent penalty tax on the amount distributed:


   (a) the Participant has attained age 59 1/2;
   (b) the Participant has died; or
   (c) the Participant is disabled.

In addition, a distribution from an Employee Benefit Plan will not be subject to a 10 percent penalty tax on the amount distributed to a Participant after separation from service after attainment of age 55. Distributions received at least annually as part of a series of substantially equal periodic payments made for the life of the Participant will not be subject to a penalty tax. Certain amounts paid for medical care also may not be subject to a penalty tax.


Any permitted distribution from a Participant Account under a 403(b) Program will be subject to a 10 percent excise tax unless the Participant satisfies one
(1) of the exemptions listed above for Employee Benefit Plans. See "Constraints on Withdrawals - 403(b) Programs."



WITHHOLDING

Distributions from an Employee Benefit Plan under Code Section 401(a) or a 403(b) Program to an employee, surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order, in the form of a lump-sum settlement or periodic annuity payments for a fixed period of fewer than ten (10) years, are subject to mandatory federal income tax withholding of 20 percent of the taxable amount of the distribution, unless the distributee directs the transfer of such amounts to another eligible retirement program. The taxable amount is the amount of the distribution, less the amount allocable to after-tax contributions


All other types of distributions from 401 Employee Benefit Plans and 403(b) Programs and all distributions from Individual Retirement Accounts, are subject to federal income tax withholding on the taxable amount unless the distributee elects not to have the withholding apply. The amount withheld is based on the type of distribution. Federal tax will be withheld from annuity payments (other than those subject to mandatory 20 percent withholding) pursuant to the recipient's withholding certificate. If no withholding certificate is filed with AUL, tax will be withheld on the basis that the payee is married with three (3) withholding exemptions. Tax on all surrenders and lump-sum distributions from Individual Retirement Accounts will be withheld at a flat 10 percent rate.


Withholding on annuity payments and other distributions from the Contract will be made in accordance with regulations of the IRS.


                                OTHER INFORMATION

VOTING OF SHARES OF THE FUNDS

AUL is the legal owner of the shares of the Portfolios of the Funds held by the Investment Accounts of the Variable Account. In accordance with its view of present applicable law, AUL will exercise voting rights attributable to the shares of the Funds held in the Investment Accounts at regular and special meetings of the shareholders of the Funds on matters requiring shareholder voting under the 1940 Act.

AUL will exercise these voting rights based on instructions received from persons having the voting interest in corresponding Investment Accounts of the Variable Account and consistent with any requirements imposed on AUL under contracts with any of the Funds, or under applicable law. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result AUL determines that it is permitted to vote the shares of the Funds in its own right, it may elect to do so.

The person having the voting interest under a Contract is the Owner or the Participant, depending on the type of Plan. Generally, a Participant will have a voting interest under a Contract to the extent of the Vested portion of his or her Account Value. AUL shall send to each Owner or Participant a Fund's proxy materials and forms of instruction by means of which instructions may be given to AUL on how to exercise voting rights attributable to the Funds' shares. In the case of a Contract acquired in connection with an Employee Benefit Plan or an Employer Sponsored 403(b) Program, AUL may furnish the Owner with sufficient Fund proxy materials and voting instruction forms for all Participants under a Contract with any voting interest.

Unless otherwise required by applicable law or under a contract with any of the Funds, with respect to each of the Funds, the number of Fund shares of a particular Portfolio as to which voting instructions may be given to AUL is determined by dividing the value of all of the Accumulation Units of the corresponding Investment Account attributable to a Contract or a Participant's Account on a particular date by the net asset value per share of that Portfolio as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the date coinciding with the date established by a Fund for determining shareholders eligible to vote at the meeting of the Fund. If required by the SEC or under a contract with any of the Funds, AUL reserves the right to determine in a different fashion the voting rights attributable to the shares of the Fund. Voting instructions may be cast in person or by proxy.


Voting rights attributable to the Contracts or Participant Accounts for which no timely voting instructions are received will be voted by AUL in the same proportion as the voting instructions which are received in a timely manner for all Contracts and Participant Accounts participating in that Investment Account. AUL will vote shares of any Investment Account, if any, that it owns beneficially in its own discretion, except that if a Fund offers its shares to any insurance company separate account that funds variable life insurance contracts or if otherwise required by applicable law, AUL will vote its own shares in the same proportion as the voting instructions that are received in a timely manner for Contracts and Participant Accounts participating in the Investment Account.

Neither the Variable Account nor AUL is under any duty to inquire as to the instructions received or the authority of Owners or others to instruct the voting of shares of any of the Funds.

SUBSTITUTION OF INVESTMENTS

AUL reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Variable Account or any Investment Account or that the Variable Account or any Investment Account may purchase. If shares of any or all of the Portfolios of a Fund should become unavailable for investment, or if, in the judgment of AUL's management, further investment in shares of any or all Portfolios of a Fund should become inappropriate in view of the purposes of the Contracts, AUL may substitute shares of another Portfolio of a Fund or of a different fund for shares already purchased, or to be purchased in the future under the Contracts. AUL may also purchase, through the Variable Account, other securities for other classes of contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners or as permitted by federal law.

Where required under applicable law, AUL will not substitute any shares attributable to an Owner's interest in an Investment Account or the Variable Account without notice, Owner or Participant approval, or prior approval of the SEC or a state insurance commissioner, and without following the filing or other procedures established by applicable state insurance regulators.

AUL also reserves the right to establish additional Investment Accounts of the Variable Account that would invest in a new Portfolio of a Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. New Investment Accounts may be established in the sole discretion of AUL, and any new Investment Account will be made available to existing Owners on a basis to be determined by AUL. Not all Investment Accounts may be available under a particular Contract. AUL may also eliminate or combine one or more Investment Accounts or cease permitting new allocations to an Investment Account if, in its sole discretion, marketing, tax, or investment conditions so warrant.

Subject to any required regulatory approvals, AUL reserves the right to transfer assets of any Investment Account of the Variable Account to another separate account or Investment Account.

In the event of any such substitution or change, AUL may, by appropriate endorsement, make such changes in these and other Contracts as may be necessary or appropriate to reflect such substitution or change. If deemed by AUL to be in the best interests of persons having voting rights under the Contracts, the Variable Account may be operated as a management investment company under the 1940 Act or any other form permitted by law, it may be deregistered under that Act in the event such registration is no longer required, or it may be combined with other separate accounts of AUL or an affiliate thereof. Subject to compliance with applicable law, AUL also may combine one or more Investment Accounts and may establish a committee, board, or other group to manage one or more aspects of the operation of the Variable Account.


REDEMPTION FEES

Some Funds may charge a redemption fee for short-term trading in their Fund. AUL will assess any applicable fee against the Account Value and forward the fee on to the Fund company. Please consult the Fund prospectus to determine whether redemption fees apply to the Fund and for details regarding the fee.



CHANGES TO COMPLY WITH LAW AND AMENDMENTS

AUL reserves the right, without the consent of Owners or Participants, to make any change to the provisions of the Contracts to comply with, or to give Owners or Participants the benefit of, any federal or state statute, rule, or regulation, including, but not limited to, requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.

AUL reserves the right to make certain changes in the Contracts. Depending on the Contract, AUL has the right at any time to change the Guaranteed Rate of interest defined in the Contract credited to amounts allocated to the FIA for any Participant Accounts established on or after the effective date of the change, although once a Participant's Account is established, the Guaranteed Rate may not be changed for the duration of the Account.


Depending on the Contract, after the fifth (5th) anniversary of a Contract, AUL has the right to change any annuity tables included in the Contract, but any such change shall apply only to Participant Accounts established on or after the effective date of such a change. AUL also has the right to change the withdrawal charge and, within the limits described under "Guarantee of Certain Charges," the administrative charge.

RESERVATION OF RIGHTS

AUL reserves the right to refuse to accept new contributions under a Contract and to refuse to accept new Participants under a Contract.

PERIODIC REPORTS

AUL will send quarterly statements showing the number, type, and value of Accumulation Units credited to the Contract or to the Participant's Account, as the case may be. AUL will also send statements reflecting transactions in a Participant's Account as required by applicable law. In addition, every person having voting rights will receive such reports or Prospectuses concerning the Variable Account and the Funds as may be required by the 1940 Act and the 1933 Act.

LEGAL PROCEEDINGS

There are no legal proceedings pending to which the Variable Account is a party, or which would materially affect the Variable Account.

LEGAL MATTERS

Legal matters in connection with the issue and sale of the Contracts described in this Prospectus and the organization of AUL, its authority to issue the Contracts under Indiana law, and the validity of the forms of the Contracts under Indiana law have been passed upon by Thomas M. Zurek, General Counsel of AUL.

Legal matters relating to the federal securities and federal income tax laws have been passed upon by Dechert LLP.




                       STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to AUL. The Table of Contents of the Statement of Additional Information is set forth below:

GENERAL INFORMATION AND HISTORY...........................................    3
DISTRIBUTION OF CONTRACTS.................................................    3
CUSTODY OF ASSETS.........................................................    3
LIMITS ON CONTRIBUTIONS TO RETIREMENT PLANS...............................    3
  403(b) Programs.........................................................    3
  408 and 408A Programs...................................................    4
  457(b)Programs..........................................................    4
  Employee Benefit Plans..................................................    4
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.............................    4
FINANCIAL STATEMENTS......................................................    5

A Statement of Additional Information may be obtained by calling or writing AUL at the telephone number and address set forth in the front of this Prospectus.

================================================================================



          No dealer, salesman or any other person is authorized by the AUL American Unit Trust or by AUL to give any information or to make any representation other than as contained in this Prospectus in connection with the offering described herein.


          AUL has filed a Registration Statement with the Securities and Exchange Commission, Washington, D.C. For further information regarding the AUL American Unit Trust, AUL and its variable annuities, please reference the Registration statement and the exhibits filed with it or incorporated into it. All Contracts referred to in this Prospectus are also included in that filing.


          The products described herein are not insured by the Federal Deposit Insurance Corporation; are not deposits or other obligations of the financial institution and are not guaranteed by the financial institution; and are subject to investment risks, including possible loss of the principal invested.


================================================================================



                             AUL AMERICAN UNIT TRUST

                        Group Variable Annuity Contracts
                                     Sold By

                                 AMERICAN UNITED
                            LIFE INSURANCE COMPANY(R)


                               One American Square
                           Indianapolis, Indiana 46282


                                   PROSPECTUS



                             Dated: May 1, 2009



================================================================================

Please read this prospectus carefully before you invest or send money. Variable annuities issued by American United Life Insurance Company(R) (AUL) are
distributed by OneAmerica(R) Securities, Inc., member FINRA, SIPC, a wholly-owned subsidiary of AUL.

American United Life Insurance Company(R) a OneAmerica(R) company
One American Square, P.O. Box 368
Indianapolis, IN 46206-0368

(R) 2009 American United Life Insurance Company(R) All rights reserved. OneAmerica(R) and the OneAmerica banner are all trademarks of OneAmerica Financial Partners, Inc.

================================================================================

                       STATEMENT OF ADDITIONAL INFORMATION




                                   May 1, 2009




                             AUL American Unit Trust
                        Group Variable Annuity Contracts

                                   Offered By


                    American United Life Insurance Company(R)
                               One American Square
                           Indianapolis, Indiana 46282


                                 (800) 249-6269




                   Annuity Service Office Mail Address:
                 P.O. Box 6148, Indianapolis, Indiana 46206-6148




         This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for AUL American Unit Trust, dated May 1, 2009.


         A Prospectus is available without charge by calling or writing to American United Life Insurance Company(R) at the telephone number or address shown above or by mailing the Business Reply Mail card included in this Statement of Additional Information.

                                TABLE OF CONTENTS


Description                                                                Page
GENERAL INFORMATION AND HISTORY...........................................    3
DISTRIBUTION OF CONTRACTS.................................................    3
CUSTODY OF ASSETS.........................................................    3
LIMITS ON CONTRIBUTIONS TO RETIREMENT PLANS...............................    3
  403(b) Programs.........................................................    3
  408 and 408A Programs...................................................    4
  457 Programs............................................................    4
  Employee Benefit Plans..................................................    4
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.............................    4
FINANCIAL STATEMENTS......................................................    4

                         GENERAL INFORMATION AND HISTORY

For a general description of AUL and AUL American Unit Trust (the "Variable Account"), see the section entitled "Information about AUL, The Variable Account, and The Funds" in the Prospectus.

                            DISTRIBUTION OF CONTRACTS

OneAmerica Securities, Inc. is the Principal Underwriter and the Distributor for the variable annuity contracts (the "Contracts") described in the Prospectus and in this Statement of Additional Information. OneAmerica Securities, Inc. is a wholly owned subsidiary of AUL and is registered with the Securities and Exchange Commission (the "SEC") as a broker-dealer. The Contracts are currently being sold in a continuous offering. While AUL does not anticipate discontinuing the offering of the Contracts, it reserves the right to do so. The Contracts are sold by registered representatives of OneAmerica Securities, Inc., who are also licensed insurance agents.

AUL also has sales agreements with various broker-dealers under which the Contracts will be sold by registered representatives of the broker-dealers. The registered representatives are required to be authorized under applicable state regulations to sell variable annuity contracts. The broker-dealers are required to be registered with the SEC and members of the Financial Industry Regulation Authority.


OneAmerica  Securities,   Inc.  serves  as  the  Principal  Underwriter  without
compensation from the Variable Account.

                                CUSTODY OF ASSETS

The assets of the Variable Account are held by AUL. The assets are kept physically segregated and are held separate and apart from the assets of other separate accounts of AUL and from AUL's General Account assets. AUL maintains records of all purchases and redemptions of shares of Funds offered hereunder.


                   LIMITS ON CONTRIBUTIONS TO RETIREMENT PLANS

403(b) PROGRAMS


Contributions to a 403(b) Program are excludable from a Participant's gross income if they do not exceed the smallest of the limits calculated under Sections 402(g) and 415 of the Code. Section 402(g) generally limits a Participant's salary reduction contributions to a 403(b) Program to $16,500 for 2009. The limit may be reduced by salary reduction contributions to another type of retirement plan. A Participant with at least fifteen (15) years of service for a "qualified organization" (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed this limit by $3,000 per year, subject to an aggregate limit of $15,000 for all years.

Section 415(c) also provides an overall limit on the amount of Employer and Participant's salary reduction contributions to a Section 403(b) Program that will be excludable from an employee's gross income in a given year. The Section 415(c) limit is the lesser of (a) $49,000, or (b) 100% of the Participant's annual compensation. This limit will be reduced if a Participant also participates in an Employee Benefit Plan maintained by a business that he or she controls.


The limits described above do not apply to amounts "rolled over" from another eligible retirement program. A Participant who receives an "eligible rollover distribution" will be permitted either to roll over such amount to another eligible retirement program or an IRA within sixty (60) days of receipt or to make a direct rollover to another eligible retirement program or an IRA without recognition of income. An "eligible rollover distribution" means any distribution to a Participant of all or any taxable portion of the balance to his credit under an eligible retirement program, other than a required minimum distribution to a Participant who has reached age 70 1/2 and excluding any distribution which is one of a series of substantially equal payments made (1) over the life or life expectancy of the Participant or the Participan's beneficiary or (2) over a specified period of ten (10) years or more. Provisions of the Internal Revenue Code require that 20 percent of every eligible rollover distribution that is not directly rolled over be withheld by the payor for federal income taxes.

408 AND 408A PROGRAMS


Contributions to the individual retirement annuity/account of a Participant under a 408 or 408A Program that is described in Section 408(c) of the Internal Revenue Code are subject to the limits on contributions to individual retirement accounts under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions to an individual retirement annuity/account are limited to the lesser of $5,000 per year or the Participant's annual compensation. In the case of a participant who has attained the age of 50 before the close of the taxable year, the deductible amount for such taxable year increases by $1,000. If a married couple files a joint return, each spouse may, in a great majority of cases, make contributions to his or her IRA up to the $5,000 limit. The extent to which a Participant may deduct contributions to this type of 408 Program depends on his or her spouse's gross income for the year and whether either participate in another employer-sponsored retirement plan.

Withdrawals from Roth IRAs may be made tax-free under certain circumstances. Please consult your tax advisor for more details.


Contributions to a 408 Program that is a simplified employee pension plan are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits Employer contributions and Participant salary reduction contributions (if permitted) to a simplified employee pension plan to the lesser of (a) 25 percent of the Participant's compensation, or (b) $49,000. Salary reduction contributions, if any, are subject to additional annual limits.


457 PROGRAMS

Deferrals by a Participant to a 457 Program generally are limited under Section 457(b) of the Internal Revenue Code to the lesser of (a) $16,500, or (b) 100 percent of the Participant's includable compensation. If the Participant participates in more than one 457 Program, this limit applies to contributions to all such programs. The Section 457 (b) limit is increased during the last three (3) years ending before the Participant reaches his normal retirement age under the 457 Program.

EMPLOYEE BENEFIT PLANS

The applicable annual limits on contributions to an Employee Benefit Plan depend upon the type of plan. Total contributions on behalf of a Participant to all defined contribution plans maintained by an Employer are limited under Section 415(c) of the Internal Revenue Code to the lesser of (a) $49,000, or (b) 100 percent of a Participant's annual compensation. Salary reduction contributions to a cash-or-deferred arrangement under a profit sharing plan are subject to additional annual limits. Contributions to a defined benefit pension plan are actuarially determined based upon the amount of benefits the Participants will receive under the plan formula. The maximum annual benefit any Participant may receive under an Employer's defined benefit plan is limited under Section 415(b) of the Internal Revenue Code. The limits determined under Section 415(b) and (c) of the Internal Revenue Code are further reduced for a Participant who participates in a defined contribution plan and a defined benefit plan maintained by the same employer.

The annual maximum contribution to a Health Savings Account ("HSA") for 2009 is $3,000 for an individual and $5,950 for a family. All contributions to an HSA, regardless of source, count toward the annual maximum. These limits may be increased by certain catch-up contributions for HSA plan participants who are age 55 and over.

There are no IRS-imposed maximum contribution limits on Health Reimbursement Arrangements ("HRA") or GASB 45 Other Post-Employment Benefit "OPEB" plan contributions. However, each employer's plan will most likely set a limit. Contributions made by an employer to the employee's account are not considered income.



                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The consolidated balance sheets for OneAmerica Financial Partners, Inc. at December 31, 2008 and 2007 and the related consolidated statements of operations, changes in shareholder's equity and comprehensive income and statements of cash flows for the years then ended December 31, 2008, December 31, 2007 and December 31, 2006, appearing herein have been audited by PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm, as set forth in their report thereon appearing elsewhere herein, and are included herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.




 FINANCIAL STATEMENTS
FINANCIALS OF THE REGISTRANT


The financial statements of the AUL American Unit Trust as of December 31, 2008 are included in this Statement of Additional Information.

             Report of Independent Registered Public Accounting Firm


To Contract Owners of the
AUL American Unit Trust and the
Board of Directors of
American United Life Insurance Company:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the subaccounts constituting AUL American Unit Trust(the "Trust") at December 31, 2008, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2008 by correspondence with the underlying mutual funds, provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP
Indianapolis, Indiana
April 10, 2009

A Message From
The Chairman, President and Chief Executive Officer of
American United Life Insurance Company(R)


To Participants in AUL American Unit Trust

Most investors gave a sigh of relief as we closed the books on 2008, a year that was extremely challenging with respect to investment performance. Global equity markets were buffeted by the mortgage debacle, high profile financial failures and forced buyouts, an unprecedented credit crisis, the need for successive bailout and rescue maneuvers, and the onset of a deep and prolonged recession.

Sadly, the current devastating bear market will be remembered in the history books for its severity and volatility. The Dow Jones Industrial Average (DJIA) declined 33.8 percent last year on a principal basis, its weakest return since 1931. The price level of the Standard & Poor's 500 Index (S&P 500) slid 38.5 percent, its worse year since 1937. The S&P 500 also fell 51.9 percent from its peak on October 9, 2007 to its recent low on November 20, 2008, making it the worst bear market during the post-World War II era.

The fixed income market also came under intense pressure during the year due to the devastating impact of the credit crisis. Credit spreads (the incremental yield versus U.S. Treasuries) widened materially throughout all of 2008 with the most dramatic widening occurring late in the third quarter and into the fourth quarter. For the year, corporate bonds generated negative excess returns (returns in excess of similar maturity U.S. Treasuries) of 19.9 percent. The only "safe haven" during 2008 was the Treasury market, as a result of a pronounced increase in risk aversion.

As we move into 2009, we expect a continuation of the extreme volatility that existed last year. Corporate profits are expected to slow and earnings will disappoint. In all likelihood, "financial company issues" are not fully behind us, and we expect to see continued headlines of asset write-downs and other earnings challenges. However, the precipitous declines in the equity and fixed income credit markets are now offering unique opportunities. An improved outlook for the financial markets is dependent on an economic recovery during the second half of 2009 and a reduction of the risk aversion that has plagued our marketplace. If these events fail to materialize, any market improvement, especially in the equity market, would likely be pushed out to 2010.

As this extended period of market uncertainty continues, we will maintain our rock-solid focus on the vision, values and goals that have kept our company strong. We appreciate your continued investment and confidence.



                                /s/ Dayton H. Molendorp
                                Dayton H. Molendorp, CLU
                                Chairman, President & Chief Executive Officer of American United Life Insurance Company(R)
Indianapolis, Indiana
February 28, 2009

                             AUL American Unit Trust
                                OneAmerica Funds
                                 Value (Class O)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                        Investments at               Cost of              Mutual Fund
                                                 Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $       49,234,038    $       80,952,528                3,471,080
Receivables: investments sold                      -      ==================     ====================
Payables: investments purchased                   (231)
                                    ------------------
Net assets                          $       49,233,807
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $       46,470,642            11,924,811     $               3.90
Band 100                                           -                     -                       3.95
Band 75                                            -                     -                       4.00
Band 50                                            -                     -                       4.05
Band 25                                        120,315                29,294                     4.11
Band 0                                             -                     -                       1.18
Band S                                       2,642,850               114,523                    23.08
                                    ------------------    ------------------
Total                               $       49,233,807            12,068,628
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                                $          1,520,621
  Mortality & expense charges                                                                (903,832)
                                                                                 --------------------
  Net investment income (loss)                                                                616,789
                                                                                 --------------------
Gain (loss) on investments:
  Net realized gain (loss)                                                                  2,020,988
  Realized gain distributions                                                               2,890,627
  Net change in unrealized appreciation (depreciation)                                    (38,990,532)
                                                                                 --------------------
  Net gain (loss)                                                                         (34,078,917)
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $        (33,462,128)
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2008             12/31/2007
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               $         616,789     $          207,817
  Net realized gain (loss)                                           2,020,988              5,223,361
  Realized gain distributions                                        2,890,627              5,994,771
  Net change in unrealized appreciation (depreciation)             (38,990,532)            (8,850,116)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                  (33,462,128)             2,575,833
                                                             -----------------     ------------------
Contract owner transactions:
  Proceeds from units sold                                           7,181,931             13,986,117
  Cost of units redeemed                                           (20,129,540)           (23,092,426)
                                                             -----------------     ------------------
  Increase (decrease)                                              (12,947,609)            (9,106,309)
                                                             -----------------     ------------------
Net increase (decrease)                                            (46,409,737)            (6,530,476)
Net assets, beginning                                               95,643,544            102,174,020
                                                             -----------------     ------------------
Net assets, ending                                           $      49,233,807     $       95,643,544
                                                             =================     ==================
Units sold                                                           2,174,338              2,585,159
Units redeemed                                                      (4,760,108)            (3,899,251)
                                                             -----------------     ------------------
Net increase (decrease)                                             (2,585,770)            (1,314,092)
Units outstanding, beginning                                        14,654,398             15,968,490
                                                             -----------------     ------------------
Units outstanding, ending                                           12,068,628             14,654,398
                                                             =================     ==================

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $ 302,214,667
Cost of units redeemed                                                                   (288,020,347)
Net investment income (loss)                                                               16,680,569
Net realized gain (loss)                                                                   23,224,700
Realized gain distributions                                                                26,852,939
Net change in unrealized appreciation (depreciation)                                      (31,718,721)
                                                                                        -------------
                                                                                        $  49,233,807
                                                                                        =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     3.90       11,925     $   46,470          1.25%         -37.7%
12/31/07          6.26       14,525         90,896          1.25%           2.3%
12/31/06          6.12       15,817         96,771          1.25%          12.1%
12/31/05          5.46       18,412        100,532          1.25%           8.5%
12/31/04          5.03       17,423         87,636          1.25%          13.5%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     3.95          -       $      -            1.00%         -37.6%
12/31/07          6.32          -              -            1.00%           2.5%
12/31/06          6.17          -              -            1.00%          12.4%
12/31/05          5.49          -              -            1.00%           8.7%
12/31/04          5.05          -              -            1.00%          13.9%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     4.00          -       $      -            0.75%         -37.4%
12/31/07          6.39          -              -            0.75%           2.8%
12/31/06          6.22          -              -            0.75%          12.7%
12/31/05          5.52          -              -            0.75%           8.9%
12/31/04          5.06          -              -            0.75%          14.2%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     4.05          -       $      -            0.50%         -37.3%
12/31/07          6.46          -              -            0.50%           3.1%
12/31/06          6.27          -              -            0.50%          13.0%
12/31/05          5.55          -              -            0.50%           9.2%
12/31/04          5.08          -              -            0.50%          14.5%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     4.11           29     $      120          0.25%         -37.1%
12/31/07          6.53          -              -            0.25%           3.3%
12/31/06          6.32          -              -            0.25%          13.3%
12/31/05          5.58          -              -            0.25%           9.5%
12/31/04          5.10          -              -            0.25%          14.8%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     1.18          -       $      -            0.00%         -36.9%
12/31/07          1.88          -              -            0.00%           3.6%
12/31/06          1.81          -              -            0.00%          13.5%
12/31/05          1.60          -              -            0.00%           9.8%
12/31/04          1.46          -              -            0.00%          14.6%

                                    BAND S
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $   23.08           115     $    2,643          0.50%         -37.2%
12/31/07        36.77           129          4,747          0.50%           3.0%
12/31/06        35.69           151          5,403          0.50%          13.0%
12/31/05        31.59           160          5,048          0.50%           9.3%
12/31/04        28.89           178          5,138          0.50%          14.6%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008        2007          2006          2005          2004
2.1%        1.5%          1.4%          1.2%          0.8%

                       AUL American Unit Investment Trust
                                OneAmerica Funds
                             Money Market (Class O)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                        Investments at               Cost of              Mutual Fund
                                                 Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $       35,217,733    $       35,216,944               35,216,944
Receivables: investments sold                      -      ==================     ====================
Payables: investments purchased                   (789)
                                    ------------------
Net assets                          $       35,216,944
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $       35,216,944            22,252,629     $               1.58
Band 100                                           -                     -                       1.60
Band 75                                            -                     -                       1.62
Band 50                                            -                     -                       1.65
Band 25                                            -                     -                       1.67
Band 0                                             -                     -                       1.18
                                    ------------------    ------------------
Total                               $       35,216,944            22,252,629
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                                $            707,190
  Mortality & expense charges                                                                (418,263)
                                                                                 --------------------
  Net investment income (loss)                                                                288,927
                                                                                 --------------------
Gain (loss) on investments:
  Net realized gain (loss)                                                                        -
  Realized gain distributions                                                                     -
  Net change in unrealized appreciation (depreciation)                                            -
                                                                                 --------------------
  Net gain (loss)                                                                                 -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            288,927
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2008             12/31/2007
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               $         288,927     $        1,083,596
  Net realized gain (loss)                                                 -                      -
  Realized gain distributions                                              -                      -
  Net change in unrealized appreciation (depreciation)                     -                      -
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      288,927              1,083,596
                                                             -----------------     ------------------
Contract owner transactions:
  Proceeds from units sold                                          25,216,158             20,065,912
  Cost of units redeemed                                           (22,133,833)           (19,748,218)
                                                             -----------------     ------------------
  Increase (decrease)                                                3,082,325                317,694
                                                             -----------------     ------------------
Net increase (decrease)                                              3,371,252              1,401,290
Net assets, beginning                                               31,845,692             30,444,402
                                                             -----------------     ------------------
Net assets, ending                                           $      35,216,944     $       31,845,692
                                                             =================     ==================
Units sold                                                          17,596,790             13,847,022
Units redeemed                                                     (15,644,165)           (13,630,825)
                                                             -----------------     ------------------
Net increase (decrease)                                              1,952,625                216,197
Units outstanding, beginning                                        20,300,004             20,083,807
                                                             -----------------     ------------------
Units outstanding, ending                                           22,252,629             20,300,004
                                                             =================     ==================

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $ 865,552,946
Cost of units redeemed                                                                   (835,690,212)
Net investment income (loss)                                                                5,354,210
Net realized gain (loss)                                                                          -
Realized gain distributions                                                                       -
Net change in unrealized appreciation (depreciation)                                              -
                                                                                        -------------
                                                                                        $  35,216,944
                                                                                        =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.58        22,253     $ 35,217           1.25%            0.9%
12/31/07         1.57        20,300       31,846           1.25%            3.5%
12/31/06         1.52        20,083       30,444           1.25%            3.1%
12/31/05         1.47        20,461       30,077           1.25%            1.4%
12/31/04         1.45        21,195       30,733           1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.60           -       $    -             1.00%            1.1%
12/31/07         1.59           -            -             1.00%            3.7%
12/31/06         1.53           -            -             1.00%            3.6%
12/31/05         1.48           -            -             1.00%            1.7%
12/31/04         1.45           -            -             1.00%           -0.2%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.62           -       $    -             0.75%            1.4%
12/31/07         1.60           -            -             0.75%            4.0%
12/31/06         1.54           -            -             0.75%            3.8%
12/31/05         1.48           -            -             0.75%            2.0%
12/31/04         1.46           -            -             0.75%            0.1%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.65           -       $     -            0.50%            1.6%
12/31/07         1.62           -             -            0.50%            4.3%
12/31/06         1.55           -             -            0.50%            4.1%
12/31/05         1.49           -             -            0.50%            2.2%
12/31/04         1.46           -             -            0.50%            0.3%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.67           -       $    -             0.25%            1.9%
12/31/07         1.64           -            -             0.25%            4.5%
12/31/06         1.57           -            -             0.25%            7.6%
12/31/05         1.45           -            -             0.25%           -0.7%
12/31/04         1.46           -            -             0.25%            0.6%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.18           -       $    -             0.00%            2.2%
12/31/07         1.16           -            -             0.00%            4.8%
12/31/06         1.10           -            -             0.00%            4.6%
12/31/05         1.06           -            -             0.00%            2.7%
12/31/04         1.03           -            -             0.00%            0.9%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008         2007           2006          2005          2004
2.1%         4.7%           4.5%          2.7%          0.9%

                             AUL American Unit Trust
                                OneAmerica Funds
                         Investment Grade Bond (Class O)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                        Investments at               Cost of              Mutual Fund
                                                 Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $       18,245,174    $       19,723,326                1,789,619
Receivables: investments sold                      -      ==================     ====================
Payables: investments purchased                    -
                                    ------------------
Net assets                          $       18,245,174
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $       18,245,174             7,244,570     $               2.52
Band 100                                           -                     -                       2.55
Band 75                                            -                     -                       2.59
Band 50                                            -                     -                       2.62
Band 25                                            -                     -                       2.65
Band 0                                             -                     -                       1.32
                                    ------------------    ------------------
Total                               $       18,245,174             7,244,570
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                                $            987,872
  Mortality & expense charges                                                                (240,385)
                                                                                 --------------------
  Net investment income (loss)                                                                747,487
                                                                                 --------------------
Gain (loss) on investments:
  Net realized gain (loss)                                                                   (174,379)
  Realized gain distributions                                                                     -
  Net change in unrealized appreciation (depreciation)                                     (1,011,864)
                                                                                 --------------------
  Net gain (loss)                                                                          (1,186,243)
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $           (438,756)
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2008             12/31/2007
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               $         747,487     $          665,584
  Net realized gain (loss)                                            (174,379)              (161,783)
  Realized gain distributions                                              -                      -
  Net change in unrealized appreciation (depreciation)              (1,011,864)               488,094
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                     (438,756)               991,895
                                                             -----------------     ------------------
Contract owner transactions:
  Proceeds from units sold                                           5,673,016              2,820,000
  Cost of units redeemed                                            (6,716,885)            (6,693,247)
                                                             -----------------     ------------------
  Increase (decrease)                                               (1,043,869)            (3,873,247)
                                                             -----------------     ------------------
Net increase (decrease)                                             (1,482,625)            (2,881,352)
Net assets, beginning                                               19,727,799             22,609,151
                                                             -----------------     ------------------
Net assets, ending                                           $      18,245,174     $       19,727,799
                                                             =================     ==================
Units sold                                                           2,297,324              1,859,871
Units redeemed                                                      (2,714,925)            (3,423,829)
                                                             -----------------     ------------------
Net increase (decrease)                                               (417,601)            (1,563,958)
Units outstanding, beginning                                         7,662,171              9,226,129
                                                             -----------------     ------------------
Units outstanding, ending                                            7,244,570              7,662,171
                                                             =================     ==================

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $ 214,710,406
Cost of units redeemed                                                                   (205,261,044)
Net investment income (loss)                                                                9,983,383
Net realized gain (loss)                                                                      264,029
Realized gain distributions                                                                    26,552
Net change in unrealized appreciation (depreciation)                                       (1,478,152)
                                                                                        -------------
                                                                                        $  18,245,174
                                                                                        =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     2.52        7,245      $ 18,245           1.25%           -2.2%
12/31/07         2.57        7,662        19,728           1.25%            5.1%
12/31/06         2.45        9,226        22,609           1.25%            2.5%
12/31/05         2.39       12,344        29,501           1.25%            0.8%
12/31/04         2.37       12,781        30,291           1.25%            3.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     2.55          -        $    -             1.00%           -1.9%
12/31/07         2.60          -             -             1.00%            5.3%
12/31/06         2.47          -             -             1.00%            2.8%
12/31/05         2.40          -             -             1.00%            1.3%
12/31/04         2.37          -             -             1.00%            2.9%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     2.59          -        $    -             0.75%           -1.7%
12/31/07         2.63          -             -             0.75%            5.6%
12/31/06         2.49          -             -             0.75%            3.0%
12/31/05         2.42          -             -             0.75%            1.5%
12/31/04         2.38          -             -             0.75%            3.2%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     2.62          -        $    -             0.50%           -1.4%
12/31/07         2.66          -             -             0.50%            5.9%
12/31/06         2.51          -             -             0.50%            3.3%
12/31/05         2.43          -             -             0.50%            1.8%
12/31/04         2.39          -             -             0.50%            3.5%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     2.65          -        $    -             0.25%           -1.2%
12/31/07         2.69          -             -             0.25%            6.1%
12/31/06         2.53          -             -             0.25%            3.6%
12/31/05         2.44          -             -             0.25%            2.0%
12/31/04         2.40          -             -             0.25%            3.7%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.32          -        $    -             0.00%           -1.0%
12/31/07         1.34          -             -             0.00%            6.4%
12/31/06         1.26          -             -             0.00%            3.8%
12/31/05         1.21          -             -             0.00%            2.3%
12/31/04         1.18          -             -             0.00%            4.1%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008         2007          2006          2005          2004
5.2%         4.4%          4.4%          4.0%          3.7%

                             AUL American Unit Trust
                                OneAmerica Funds
                            Asset Director (Class O)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                        Investments at               Cost of              Mutual Fund
                                                 Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $       63,048,561    $       89,628,894                4,875,000
Receivables: investments sold                      -      ==================     ====================
Payables: investments purchased                   (179)
                                    ------------------
Net assets                          $       63,048,382
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $       63,048,382            18,548,557     $               3.40
Band 100                                           -                     -                       3.44
Band 75                                            -                     -                       3.49
Band 50                                            -                     -                       3.54
Band 25                                            -                     -                       3.58
Band 0                                             -                     -                       1.29
                                    ------------------    ------------------
Total                               $       63,048,382            18,548,557
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                               $          2,587,025
   Mortality & expense charges                                                             (1,066,779)
                                                                                 --------------------
   Net investment income (loss)                                                             1,520,246
                                                                                 --------------------
Gain (loss) on investments:
   Net realized gain (loss)                                                                 1,861,397
   Realized gain distributions                                                              1,486,535
   Net change in unrealized appreciation (depreciation)                                   (29,965,583)
                                                                                 --------------------
   Net gain (loss)                                                                        (26,617,651)
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $        (25,097,405)
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2008             12/31/2007
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               $       1,520,246     $        1,264,644
  Net realized gain (loss)                                           1,861,397              4,803,697
  Realized gain distributions                                        1,486,535              3,096,314
  Net change in unrealized appreciation (depreciation)             (29,965,583)            (6,262,448)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                  (25,097,405)             2,902,207
                                                             -----------------     ------------------
Contract owner transactions:
  Proceeds from units sold                                          10,607,021             43,443,664
  Cost of units redeemed                                           (23,730,486)           (29,055,224)
                                                             -----------------     ------------------
  Increase (decrease)                                              (13,123,465)            14,388,440
                                                             -----------------     ------------------
Net increase (decrease)                                            (38,220,870)            17,290,647
Net assets, beginning                                              101,269,252             83,978,605
                                                             -----------------     ------------------
Net assets, ending                                           $      63,048,382     $      101,269,252
                                                             =================     ==================
Units sold                                                           3,343,665             11,060,640
Units redeemed                                                      (6,733,317)            (8,001,851)
                                                             -----------------     ------------------
Net increase (decrease)                                             (3,389,652)             3,058,789
Units outstanding, beginning                                        21,938,209             18,879,420
                                                             -----------------     ------------------
Units outstanding, ending                                           18,548,557             21,938,209
                                                             =================     ==================

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $ 197,305,697
Cost of units redeemed                                                                   (150,213,532)
Net investment income (loss)                                                               16,740,383
Net realized gain (loss)                                                                   12,647,914
Realized gain distributions                                                                13,148,253
Net change in unrealized appreciation (depreciation)                                      (26,580,333)
                                                                                        -------------
                                                                                        $  63,048,382
                                                                                        =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     3.40        18,549     $ 63,048           1.25%          -26.4%
12/31/07         4.62        21,938      101,269           1.25%            3.8%
12/31/06         4.45        18,879       83,979           1.25%            9.0%
12/31/05         4.08        15,654       63,869           1.25%            6.5%
12/31/04         3.83        14,905       57,088           1.25%           10.1%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     3.44           -       $    -             1.00%          -26.2%
12/31/07         4.67           -            -             1.00%            4.0%
12/31/06         4.48           -            -             1.00%            9.4%
12/31/05         4.10           -            -             1.00%            6.6%
12/31/04         3.85           -            -             1.00%           10.5%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     3.49           -       $    -             0.75%          -26.0%
12/31/07         4.72           -            -             0.75%            4.3%
12/31/06         4.52           -            -             0.75%            9.7%
12/31/05         4.12           -            -             0.75%            6.8%
12/31/04         3.86           -            -             0.75%           10.8%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     3.54           -       $    -             0.50%          -25.8%
12/31/07         4.77           -            -             0.50%            4.6%
12/31/06         4.56           -            -             0.50%           10.0%
12/31/05         4.14           -            -             0.50%            7.1%
12/31/04         3.87           -            -             0.50%           11.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     3.58           -       $    -             0.25%          -25.6%
12/31/07         4.82           -            -             0.25%            4.8%
12/31/06         4.59           -            -             0.25%           10.2%
12/31/05         4.17           -            -             0.25%            7.4%
12/31/04         3.88           -            -             0.25%           11.3%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.29           -       $    -             0.00%          -25.4%
12/31/07         1.73           -            -             0.00%            5.1%
12/31/06         1.65           -            -             0.00%           10.5%
12/31/05         1.49           -            -             0.00%            7.6%
12/31/04         1.38           -            -             0.00%           11.3%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008         2007          2006         2005          2004
3.1%         2.7%          2.5%         1.9%          1.7%

                             AUL American Unit Trust
                                OneAmerica Funds
                          Socially Responsive (Class O)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                        Investments at               Cost of              Mutual Fund
                                                 Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          243,653    $          367,395                   37,851
Receivables: investments sold                      -      ==================     ====================
Payables: investments purchased                    -
                                    ------------------
Net assets                          $          243,653
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $         209,594                323,432     $               0.65
Band 100                                          -                      -                       0.65
Band 75                                           -                      -                       0.66
Band 50                                           -                      -                       0.66
Band 25                                        34,059                 51,129                     0.67
Band 0                                            -                      -                       0.67
                                    ------------------    ------------------
Total                               $          243,653               374,561
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                                $              4,492
  Mortality & expense charges                                                                  (5,461)
                                                                                 --------------------
  Net investment income (loss)                                                                   (969)
                                                                                 --------------------
Gain (loss) on investments:
  Net realized gain (loss)                                                                    (55,101)
  Realized gain distributions                                                                     -
  Net change in unrealized appreciation (depreciation)                                       (108,619)
                                                                                 --------------------
  Net gain (loss)                                                                            (163,720)
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $           (164,689)
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2008             12/31/2007
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               $            (969)    $           (1,075)
  Net realized gain (loss)                                             (55,101)                16,294
  Realized gain distributions                                              -                    7,008
  Net change in unrealized appreciation (depreciation)                (108,619)               (14,637)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                     (164,689)                 7,590
                                                             -----------------     ------------------
Contract owner transactions:
  Proceeds from units sold                                            (281,412)               391,246
  Cost of units redeemed                                              (280,806)              (132,602)
                                                             -----------------     ------------------
  Increase (decrease)                                                 (562,218)               258,644
                                                             -----------------     ------------------
Net increase (decrease)                                               (726,907)               266,234
Net assets, beginning                                                  970,560                704,326
                                                             -----------------     ------------------
Net assets, ending                                           $         243,653     $          970,560
                                                             =================     ==================
Units sold                                                             269,883                361,517
Units redeemed                                                        (830,108)              (119,850)
                                                             -----------------     ------------------
Net increase (decrease)                                               (560,225)               241,667
Units outstanding, beginning                                           934,786                693,119
                                                             -----------------     ------------------
Units outstanding, ending                                              374,561                934,786
                                                             =================     ==================

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $     815,384
Cost of units redeemed                                                                       (416,917)
Net investment income (loss)                                                                      481
Net realized gain (loss)                                                                      (38,561)
Realized gain distributions                                                                     7,008
Net change in unrealized appreciation (depreciation)                                         (123,742)
                                                                                        -------------
                                                                                        $     243,653
                                                                                        =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.65          324     $     210           1.25%          -37.6%
12/31/07         1.04          935           971           1.25%            2.2%
12/31/06         1.02          693           704           1.25%            1.6%
03/31/06         1.00          -             -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $      0.65          -      $     -             1.00%          -37.4%
12/31/07          1.04          -            -             1.00%            2.4%
12/31/06          1.02          -            -             1.00%            1.8%
03/31/06          1.00          -            -             1.00%            0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $      0.66         -       $     -             0.75%          -37.3%
12/31/07          1.05         -             -             0.75%            2.7%
12/31/06          1.02         -             -             0.75%            2.0%
03/31/06          1.00         -             -             0.75%            0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $      0.66         -       $     -             0.50%          -37.1%
12/31/07          1.05         -             -             0.50%            2.9%
12/31/06          1.02         -             -             0.50%            2.2%
03/31/06          1.00         -             -             0.50%            0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.66            51    $      34           0.25%          -37.4%
12/31/07         1.06           -            -             0.25%            3.2%
12/31/06         1.02           -            -             0.25%            2.4%
03/31/06         1.00           -            -             0.25%            0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.67           -      $     -             0.00%          -36.8%
12/31/07         1.06           -            -             0.00%            3.5%
12/31/06         1.03           -            -             0.00%            2.6%
03/31/06         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007         2006
0.7%       1.1%         1.0%

                             AUL American Unit Trust
                                OneAmerica Funds
                            Asset Director (Advisor)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    7,578,492  $    9,871,129         588,440
Receivables: investments sold                 33  ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $    7,578,525
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $    6,383,232       5,115,585  $         1.25
Band 100                                   6,913           5,468            1.26
Band 75                                      -               -              1.28
Band 50                                  744,024         573,237            1.30
Band 25                                      -               -              1.32
Band 0                                   444,356         331,408            1.34
                                  --------------  --------------
Total                             $    7,578,525       6,025,698
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $      277,845
  Mortality & expense charges                                            (94,268)
                                                                  --------------
  Net investment income (loss)                                           183,577
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                              (934,878)
  Realized gain distributions                                            174,881
  Net change in unrealized appreciation (depreciation)                (1,985,908)
                                                                  --------------
  Net gain (loss)                                                     (2,745,905)
                                                                  --------------
Increase (decrease) in net assets from operations                 $   (2,562,328)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                Year ended         Year ended
                                                                12/31/2008         12/31/2007
                                                            --------------     --------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $     183,577      $       95,416
  Net realized gain (loss)                                       (934,878)            167,849
  Realized gain distributions                                     174,881             218,730
  Net change in unrealized appreciation
  (depreciation)                                               (1,985,908)           (310,153)
                                                            --------------     --------------
Increase (decrease) in net assets from operations              (2,562,328)            171,842
                                                            --------------     --------------
Contract owner transactions:
  Proceeds from units sold                                     21,381,293           5,620,477
  Cost of units redeemed                                      (18,558,963)         (2,855,594)
                                                            --------------     --------------
  Increase (decrease)                                           2,822,330           2,764,883
                                                            --------------     --------------
Net increase (decrease)                                           260,002           2,936,725
Net assets, beginning                                           7,318,523           4,381,798
                                                            --------------     --------------
Net assets, ending                                          $   7,578,525      $    7,318,523
                                                            ==============     ==============
Units sold                                                     19,133,101           3,266,981
Units redeemed                                                (17,373,636)         (1,639,161)
                                                            --------------     --------------
Net increase (decrease)                                         1,759,465           1,627,820
Units outstanding, beginning                                    4,266,233           2,638,413
                                                            --------------     --------------
Units outstanding, ending                                       6,025,698           4,266,233
                                                            ==============     ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $    31,951,315
Cost of units redeemed                                               (22,320,131)
Net investment income (loss)                                             344,867
Net realized gain (loss)                                                (713,036)
Realized gain distributions                                              608,114
Net change in unrealized appreciation (depreciation)                  (2,292,604)
                                                                 ---------------
                                                                 $     7,578,525
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.25         5,116   $    6,383           1.25%          -26.7%
12/31/07         1.70         3,412        5,806           1.25%            3.5%
12/31/06         1.64         1,815        2,985           1.25%            8.9%
12/31/05         1.51           727        1,098           1.25%            5.6%
12/31/04         1.43           238          340           1.25%            0.7%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.26             5   $        7           1.00%          -26.5%
12/31/07         1.72           -              -           1.00%            3.7%
12/31/06         1.66           -              -           1.00%            9.1%
12/31/05         1.52           -              -           1.00%            6.2%
12/31/04         1.43           -              -           1.00%           10.3%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.28           -     $      -             0.75%          -26.3%
12/31/07         1.74           -            -             0.75%            4.0%
12/31/06         1.67           -            -             0.75%            9.4%
12/31/05         1.53           -            -             0.75%            6.5%
12/31/04         1.43           -            -             0.75%           10.6%

                                     BAND 50
--------------------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.30           573   $      744           0.50%          -26.1%
12/31/07         1.76           606        1,064           0.50%            4.2%
12/31/06         1.69           578          975           0.50%            9.6%
12/31/05         1.54           -            -             0.50%            7.1%
12/31/04         1.43           -            -             0.50%           10.5%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $   1.32             -     $      -             0.25%          -25.9%
12/31/07       1.78             -            -             0.25%            4.5%
12/31/06       1.70             -            -             0.25%            9.9%
12/31/05       1.55             -            -             0.25%            7.0%
12/31/04       1.44             -            -             0.25%           11.2%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.34            33   $      444           0.00%          -25.7%
12/31/07         1.81           248          448           0.00%            4.8%
12/31/06         1.72           245          422           0.00%           10.2%
12/31/05         1.56           -            -             0.00%            7.3%
12/31/04         1.46           -            -             0.00%           11.4%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008          2007          2006        2005            2004
3.7%          2.7%          3.2%        2.4%           30.0%

                             AUL American Unit Trust
                                OneAmerica Funds
                         Investment Grade Bond (Advisor)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    1,658,325  $    1,764,775         163,108
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $    1,658,325
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $    1,041,541         948,352  $         1.10
Band 100                                   5,111           4,593            1.11
Band 75                                      -               -              1.13
Band 50                                  611,673         535,444            1.14
Band 25                                      -               -              1.16
Band 0                                       -               -              1.18
                                  --------------  --------------
Total                             $    1,658,325       1,488,389
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $       86,453
  Mortality & expense charges                                            (15,480)
                                                                  --------------
  Net investment income (loss)                                            70,973
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                (2,514)
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                  (102,726)
                                                                  --------------
  Net gain (loss)                                                       (105,240)
                                                                  --------------
Increase (decrease) in net assets from operations                 $      (34,267)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                Year ended         Year ended
                                                                12/31/2008         12/31/2007
                                                            --------------     --------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $       70,973     $       50,711
  Net realized gain (loss)                                          (2,514)            (5,155)
  Realized gain distributions                                          -                  -
  Net change in unrealized appreciation
  (depreciation)                                                  (102,726)            18,325
                                                            --------------     --------------

Increase (decrease) in net assets from operations                  (34,267)            63,881
                                                            --------------     --------------
Contract owner transactions:
  Proceeds from units sold                                      (5,695,941)           352,023
  Cost of units redeemed                                         5,953,404           (102,187)
                                                            --------------     --------------
  Increase (decrease)                                              257,463            249,836
                                                            --------------     --------------
Net increase (decrease)                                            223,196            313,717
Net assets, beginning                                            1,435,129          1,121,412
                                                            --------------     --------------
Net assets, ending                                          $    1,658,325     $    1,435,129
                                                            ==============     ==============
Units sold                                                         473,467            440,793
Units redeemed                                                    (247,636)          (213,818)
                                                            --------------     --------------
Net increase (decrease)                                            225,831            226,975
Units outstanding, beginning                                     1,262,558          1,035,583
                                                            --------------     --------------
Units outstanding, ending                                        1,488,389          1,262,558
                                                            ==============     ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $    (3,782,720)
Cost of units redeemed                                                 5,380,909
Net investment income (loss)                                             182,926
Net realized gain (loss)                                                 (16,340)
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                    (106,450)
                                                                 ---------------
                                                                 $     1,658,325
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.10           948   $    1,042           1.25%           -2.5%
12/31/07         1.13           899        1,012           1.25%            4.8%
12/31/06         1.08           730          784           1.25%            2.4%
12/31/05         1.05           445          467           1.25%            0.0%
12/31/04         1.05            80           84           1.25%            2.9%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $   1.11               5   $        5           1.00%           -2.2%
12/31/07       1.14               2            3           1.00%            5.0%
12/31/06       1.08             -            -             1.00%            2.5%
12/31/05       1.06             -            -             1.00%            1.0%
12/31/04       1.05             -            -             1.00%            2.7%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $   1.13            -      $      -             0.75%           -2.0%
12/31/07       1.15            -             -             0.75%            5.3%
12/31/06       1.09            -             -             0.75%            2.7%
12/31/05       1.06            -             -             0.75%            1.2%
12/31/04       1.05            -             -             0.75%            2.9%

                                     BAND 50
--------------------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.14           535   $      612           0.50%           -1.7%
12/31/07         1.16           362          421           0.50%            5.6%
12/31/06         1.10           306          337           0.50%            3.0%
12/31/05         1.07           -            -             0.50%            1.5%
12/31/04         1.05           -            -             0.50%            3.2%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.16           -     $      -             0.25%           -1.5%
12/31/07         1.18           -            -             0.25%            5.8%
12/31/06         1.11           -            -             0.25%            3.3%
12/31/05         1.08           -            -             0.25%            1.7%
12/31/04         1.06           -            -             0.25%            3.4%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.18           -     $      -             0.00%           -1.3%
12/31/07         1.20           -            -             0.00%            6.1%
12/31/06         1.13           -            -             0.00%            3.5%
12/31/05         1.09           -            -             0.00%            2.0%
12/31/04         1.07           -            -             0.00%            3.7%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008          2007          2006        2005            2004
5.6%          5.0%          6.7%        6.6%           82.5%

                             AUL American Unit Trust
                                OneAmerica Funds
                                 Value (Advisor)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    3,694,532  $    6,398,847         262,209
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $    3,694,532
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $    3,095,498       2,515,843  $         1.23
Band 100                                   4,802           3,852            1.25
Band 75                                      -               -              1.26
Band 50                                  490,646         383,363            1.28
Band 25                                      -               -              1.30
Band 0                                   103,586          78,347            1.32
                                  --------------  --------------
Total                             $    3,694,532       2,981,405
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $       99,243
  Mortality & expense charges                                            (57,037)
                                                                  --------------
  Net investment income (loss)                                            42,206
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                              (437,249)
  Realized gain distributions                                            217,168
  Net change in unrealized appreciation (depreciation)                (2,140,265)
                                                                  --------------
  Net gain (loss)                                                     (2,360,346)
                                                                  --------------
Increase (decrease) in net assets from operations                 $   (2,318,140)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                Year ended         Year ended
                                                                12/31/2008         12/31/2007
                                                            --------------     --------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $       42,206     $       19,856
  Net realized gain (loss)                                        (437,249)            71,353
  Realized gain distributions                                      217,168            440,147
  Net change in unrealized appreciation
  (depreciation)                                                (2,140,265)          (441,371)
                                                            --------------     --------------
Increase (decrease) in net assets from operations               (2,318,140)            89,985
                                                            --------------     --------------
Contract owner transactions:
 Proceeds from units sold                                       (2,582,945)         3,088,899
 Cost of units redeemed                                          1,592,029         (1,862,268)
                                                            --------------     --------------
 Increase (decrease)                                              (990,916)         1,226,631
                                                            --------------     --------------
Net increase (decrease)                                         (3,309,056)         1,316,616
Net assets, beginning                                            7,003,588          5,686,972
                                                            --------------     --------------
Net assets, ending                                          $    3,694,532     $    7,003,588
                                                            ==============     ==============
Units sold                                                         926,480          1,498,569
Units redeemed                                                  (1,443,038)          (901,736)
                                                            --------------     --------------
Net increase (decrease)                                           (516,558)           596,833
Units outstanding, beginning                                     3,497,963          2,901,130
                                                            --------------     --------------
Units outstanding, ending                                        2,981,405          3,497,963
                                                            ==============     ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $     6,726,559
Cost of units redeemed                                                (1,156,463)
Net investment income (loss)                                              95,429
Net realized gain (loss)                                                (338,975)
Realized gain distributions                                            1,072,297
Net change in unrealized appreciation (depreciation)                  (2,704,315)
                                                                 ---------------
                                                                 $     3,694,532
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.23         2,516   $    3,095           1.25%          -37.9%
12/31/07         1.98         2,707        5,364           1.25%            2.0%
12/31/06         1.94         2,160        4,199           1.25%           11.7%
12/31/05         1.74           567          987           1.25%            8.1%
12/31/04         1.61           -            -             1.25%           23.8%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $   1.25               4   $        5           1.00%          -37.8%
12/31/07       2.00               1            2           1.00%            2.2%
12/31/06       1.96             -            -             1.00%           12.1%
12/31/05       1.75             -            -             1.00%            8.4%
12/31/04       1.61             -            -             1.00%           13.6%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.26          -      $     -              0.75%          -37.6%
12/31/07         2.02          -            -              0.75%            2.5%
12/31/06         1.98          -            -              0.75%           12.4%
12/31/05         1.76          -            -              0.75%            8.6%
12/31/04         1.62          -            -              0.75%           13.9%

                                     BAND 50
--------------------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.28           383   $      491           0.50%          -37.4%
12/31/07         2.05           435          890           0.50%            2.7%
12/31/06         1.99           445          887           0.50%           12.6%
12/31/05         1.77           -            -             0.50%            8.9%
12/31/04         1.62           -            -             0.50%           14.2%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.30          -      $     -              0.25%          -37.3%
12/31/07         2.07          -            -              0.25%            3.0%
12/31/06         2.01          -            -              0.25%           12.9%
12/31/05         1.78          -            -              0.25%            9.2%
12/31/04         1.63          -            -              0.25%           14.5%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.32             8   $      104           0.00%          -37.1%
12/31/07         2.10           355          747           0.00%            3.3%
12/31/06         2.04           295          601           0.00%           13.2%
12/31/05         1.80           -            -             0.00%            9.4%
12/31/04         1.64           -            -             0.00%           14.8%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008          2007          2006        2005           2004
1.9%          1.4%          2.0%        3.0%           0.0%

                             AUL American Unit Trust
                                OneAmerica Funds
                             Money Market (Advisor)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    6,800,615  $    6,800,582       6,800,582
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              (33)
                                  --------------
Net assets                        $    6,800,582
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $    6,599,458       6,190,060  $         1.07
Band 100                                   7,904           7,317            1.08
Band 75                                      -               -              1.09
Band 50                                  193,220         174,240            1.11
Band 25                                      -               -              1.12
Band 0                                       -               -              1.15
                                  --------------  --------------
Total                             $    6,800,582       6,371,617
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $      109,255
  Mortality & expense charges                                            (73,680)
                                                                  --------------
  Net investment income (loss)                                            35,575
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                   -
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                       -
                                                                  --------------
  Net gain (loss)                                                            -
                                                                  --------------
Increase (decrease) in net assets from operations                 $       35,575
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                Year ended         Year ended
                                                                12/31/2008         12/31/2007
                                                            --------------     --------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $       35,575     $       88,733
  Net realized gain (loss)                                             -                  -
  Realized gain distributions                                          -                  -
  Net change in unrealized appreciation
  (depreciation)                                                       -                  -
                                                            --------------     --------------
Increase (decrease) in net assets from operations                   35,575             88,733
                                                            --------------     --------------
Contract owner transactions:
 Proceeds from units sold                                       17,655,161          4,128,998
 Cost of units redeemed                                        (14,577,383)        (2,251,159)
                                                            --------------     --------------
 Increase (decrease)                                             3,077,778          1,877,839
                                                            --------------     --------------
Net increase (decrease)                                          3,113,353          1,966,572
Net assets, beginning                                            3,687,229          1,720,657
                                                            --------------     --------------
Net assets, ending                                          $    6,800,582     $    3,687,229
                                                            ==============     ==============
Units sold                                                      17,386,455          3,955,690
Units redeemed                                                 (14,479,370)        (2,155,580)
                                                            --------------     --------------
Net increase (decrease)                                          2,907,085          1,800,110
Units outstanding, beginning                                     3,464,532          1,664,422
                                                            --------------     --------------
Units outstanding, ending                                        6,371,617          3,464,532
                                                            ==============     ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $    24,633,148
Cost of units redeemed                                               (17,984,561)
Net investment income (loss)                                             151,995
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                                 ---------------
                                                                 $     6,800,582
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.07         6,190   $    6,599           1.25%            0.6%
12/31/07         1.06         3,020        3,201           1.25%            3.2%
12/31/06         1.03         1,236        1,270           1.25%            2.7%
12/31/05         1.00           393          393           1.25%            2.0%
12/31/04         0.98           -            -             1.25%           -1.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $   1.08              7    $        8           1.00%            0.8%
12/31/07       1.07             15            16           1.00%            3.4%
12/31/06       1.04            -             -             1.00%            3.3%
12/31/05       1.00            -             -             1.00%            1.4%
12/31/04       0.99            -             -             1.00%           -0.4%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $   1.09            -      $     -              0.75%            1.1%
12/31/07       1.08            -            -              0.75%            3.7%
12/31/06       1.04            -            -              0.75%            3.5%
12/31/05       1.01            -            -              0.75%            1.7%
12/31/04       0.99            -            -              0.75%           -0.2%

                                     BAND 50
--------------------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.11           174   $      193           0.50%            1.3%
12/31/07         1.09           430          470           0.50%            4.0%
12/31/06         1.05           428          450           0.50%            3.8%
12/31/05         1.01           -            -             0.50%            1.9%
12/31/04         1.00           -            -             0.50%            0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.12          -      $     -              0.25%            1.6%
12/31/07         1.11          -            -              0.25%            4.2%
12/31/06         1.06          -            -              0.25%            4.0%
12/31/05         1.02          -            -              0.25%            2.2%
12/31/04         1.00          -            -              0.25%            0.3%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $   1.15            -      $     -              0.00%            1.8%
12/31/07       1.12            -            -              0.00%            4.5%
12/31/06       1.08            -            -              0.00%            4.3%
12/31/05       1.03            -            -              0.00%            2.4%
12/31/04       1.01            -            -              0.00%            0.6%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008          2007          2006        2005           2004
2.1%          4.4%          3.3%        2.4%           0.0%

                             AUL American Unit Trust
                                OneAmerica Funds
                          Socially Responsive (Advisor)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      216,305  $      340,750          33,608
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $      216,305
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $       59,272          92,328  $         0.64
Band 100                                   1,743           2,696            0.65
Band 75                                      -               -              0.65
Band 50                                      -               -              0.66
Band 25                                      -               -              0.66
Band 0                                   155,290         233,697            0.66
                                  --------------  --------------
Total                             $      216,305         328,721
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $        3,136
  Mortality & expense charges                                               (777)
                                                                  --------------
  Net investment income (loss)                                             2,359
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                               (17,143)
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                  (121,701)
                                                                  --------------
  Net gain (loss)                                                       (138,844)
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (136,485)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                Year ended         Year ended
                                                                12/31/2008         12/31/2007
                                                            --------------     --------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $        2,359     $        2,497
  Net realized gain (loss)                                         (17,143)             1,452
  Realized gain distributions                                          -                2,797
  Net change in unrealized appreciation
  (depreciation)                                                  (121,701)            (2,772)
                                                            --------------     --------------
Increase (decrease) in net assets from operations                 (136,485)             3,974
                                                            --------------     --------------
Contract owner transactions:
  Proceeds from units sold                                          68,108            780,606
  Cost of units redeemed                                           (84,358)          (416,135)
                                                            --------------     --------------
  Increase (decrease)                                              (16,250)           364,471
                                                            --------------     --------------
Net increase (decrease)                                           (152,735)           368,445
Net assets, beginning                                              369,040                595
                                                            --------------     --------------
Net assets, ending                                          $      216,305     $      369,040
                                                            ==============     ==============
Units sold                                                          75,264            734,454
Units redeemed                                                     (96,966)          (384,618)
                                                            --------------     --------------
Net increase (decrease)                                            (21,702)           349,836
Units outstanding, beginning                                       350,423                587
                                                            --------------     --------------
Units outstanding, ending                                          328,721            350,423
                                                            ==============     ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $       849,280
Cost of units redeemed                                                  (500,493)
Net investment income (loss)                                               4,857
Net realized gain (loss)                                                 (15,691)
Realized gain distributions                                                2,797
Net change in unrealized appreciation (depreciation)                    (124,445)
                                                                 ---------------
                                                                 $       216,305
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.64            92   $       59           1.25%          -37.8%
12/31/07         1.03            40           41           1.25%            1.9%
12/31/06         1.01             0            0           1.25%            1.4%
03/31/06         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $   0.65               3   $        2           1.00%          -37.7%
12/31/07       1.04               1            1           1.00%            2.1%
12/31/06       1.02               1            1           1.00%            1.6%
03/31/06       1.00             -            -             1.00%            0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $   0.65             -     $      -             0.75%          -37.5%
12/31/07       1.04             -            -             0.75%            2.4%
12/31/06       1.02             -            -             0.75%            1.8%
03/31/06       1.00             -            -             0.75%            0.0%

                                     BAND 50
--------------------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.66          -      $     -              0.50%          -37.4%
12/31/07         1.05          -            -              0.50%            2.6%
12/31/06         1.02          -            -              0.50%            2.0%
03/31/06         1.00          -            -              0.50%            0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.66          -      $     -              0.25%          -37.2%
12/31/07         1.05          -            -              0.25%            2.9%
12/31/06         1.02          -            -              0.25%            2.2%
03/31/06         1.00          -            -              0.25%            0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $   0.66             234   $      155           0.00%          -37.1%
12/31/07       1.06             310          327           0.00%            3.1%
12/31/06       1.02             -            -             0.00%            2.4%
03/31/06       1.00             -            -             0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008        2007          2006
1.1%        1.4%          0.5%

                            AUL American Unit Trust
                                    Fidelity
                                 VIP High Income

--------------------------------------------------------------------------------
                              STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                   December 31, 2008

                                     Investments          Cost of    Mutual Fund
                                        at Value      Investments         Shares
                                    ------------    -------------   ------------
Investments                         $  8,929,781    $  13,211,950      2,254,993
Receivables: investments sold                -      =============   ============
Payables: investments purchased               (5)
                                    ------------
Net assets                          $  8,929,776
                                    ============

                                                            Units   Accumulation
                                      Net Assets      Outstanding     Unit Value
                                    ------------    -------------   ------------
Band 125                            $  8,929,776        6,774,034   $       1.32
Band 100                                     -                -             1.34
Band 75                                      -                -             1.35
Band 50                                      -                -             1.37
Band 25                                      -                -             1.39
Band 0                                       -                -             1.60
                                    ------------    -------------
Total                               $  8,929,776        6,774,034
                                    ============    =============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                          $   1,002,200
   Mortality & expense charges                                   (132,177)
                                                            -------------
   Net investment income (loss)                                   870,023
                                                            -------------
Gain (loss) on investments:
   Net realized gain (loss)                                      (305,660)
   Realized gain distributions                                        -
   Net change in unrealized appreciation (depreciation)        (3,479,608)
                                                            -------------
   Net gain (loss)                                             (3,785,268)
                                                            -------------
Increase (decrease) in net assets from operations           $  (2,915,245)
                                                            =============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                        Year ended         Year ended
                                                        12/31/2008         12/31/2007
                                                     -------------      -------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $     870,023      $     798,369
   Net realized gain (loss)                               (305,660)            70,667
   Realized gain distributions                                 -                  -
   Net change in unrealized appreciation
      (depreciation)                                    (3,479,608)          (571,404)
                                                     -------------      -------------
Increase (decrease) in net assets from operations       (2,915,245)           297,632
                                                     -------------      -------------
Contract owner transactions:
   Proceeds from units sold                              2,916,993            384,097
   Cost of units redeemed                               (2,694,589)        (6,216,688)
                                                     -------------      -------------
   Increase (decrease)                                     222,404         (5,832,591)
                                                     -------------      -------------
Net increase (decrease)                                 (2,692,841)        (5,534,959)
Net assets, beginning                                   11,622,617         17,157,576
                                                     -------------      -------------
Net assets, ending                                   $   8,929,776      $  11,622,617
                                                     =============      =============
Units sold                                               1,975,574          1,798,633
Units redeemed                                          (1,733,243)        (5,054,006)
                                                     -------------      -------------
Net increase (decrease)                                    242,331         (3,255,373)
Units outstanding, beginning                             6,531,703          9,787,076
                                                     -------------      -------------
Units outstanding, ending                                6,774,034          6,531,703
                                                     =============      =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                  $  100,204,797
Cost of units redeemed                                       (94,338,357)
Net investment income (loss)                                  17,743,065
Net realized gain (loss)                                     (10,397,555)
Realized gain distributions                                          -
Net change in unrealized appreciation (depreciation)          (4,282,174)
                                                          --------------
                                                          $    8,929,776
                                                          ==============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     1.32         6,774   $    8,930          1.25%         -25.9%
12/31/07           1.78         6,532       11,623          1.25%           1.5%
12/31/06           1.75         9,787       17,157          1.25%           9.6%
12/31/05           1.60        14,597       23,355          1.25%           1.9%
12/31/04           1.57        16,144       25,346          1.25%           8.3%

                                    BAND 100
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     1.34             -   $        -          1.00%         -25.7%
12/31/07           1.80             -            -          1.00%           1.8%
12/31/06           1.77             -            -          1.00%          10.1%
12/31/05           1.60             -            -          1.00%           1.7%
12/31/04           1.58             -            -          1.00%           8.5%

                                     BAND 75
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     1.35             -   $        -          0.75%         -25.5%
12/31/07           1.82             -            -          0.75%           2.0%
12/31/06           1.78             -            -          0.75%          10.4%
12/31/05           1.61             -            -          0.75%           1.9%
12/31/04           1.58             -            -          0.75%           8.8%

                                     BAND 50
----------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     1.37             -   $        -          0.50%         -25.4%
12/31/07           1.84             -            -          0.50%           2.3%
12/31/06           1.80             -            -          0.50%          10.7%
12/31/05           1.62             -            -          0.50%           2.2%
12/31/04           1.59             -            -          0.50%           9.0%

                                     BAND 25
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     1.39             -   $        -          0.25%         -25.2%
12/31/07           1.86             -            -          0.25%           2.5%
12/31/06           1.81             -            -          0.25%          11.0%
12/31/05           1.63             -            -          0.25%           2.4%
12/31/04           1.59             -            -          0.25%           9.3%

                                     BAND 0
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     1.60             -   $        -          0.00%         -25.0%
12/31/07           2.14             -            -          0.00%           2.8%
12/31/06           2.08             -            -          0.00%          11.2%
12/31/05           1.87             -            -          0.00%           2.7%
12/31/04           1.82             -            -          0.00%           9.8%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008     2007     2006      2005     2004
9.8%     6.8%     6.4%     14.9%     8.3%

                             AUL American Unit Trust
                                    Fidelity
                                   VIP Growth

--------------------------------------------------------------------------------
                              STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                      Investments          Cost of    Mutual Fund
                                         at Value      Investments         Shares
                                    -------------    -------------   ------------
Investments                         $  40,062,625    $  49,725,168      1,702,629
Receivables: investments sold                 258    =============   ============
Payables: investments purchased               -
                                    -------------
Net assets                          $  40,062,883
                                    =============

                                                          Units   Accumulation
                                       Net Assets   Outstanding     Unit Value
                                    -------------   -----------   ------------
Band 125                            $  40,062,883    21,610,721   $       1.85
Band 100                                      -             -             1.88
Band 75                                       -             -             1.90
Band 50                                       -             -             1.93
Band 25                                       -             -             1.95
Band 0                                        -             -             2.26
                                    -------------   -----------
Total                               $  40,062,883    21,610,721
                                    =============   ===========

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                          $      515,532
   Mortality & expense charges                                    (796,504)
                                                            --------------
   Net investment income (loss)                                   (280,972)
                                                            --------------
Gain (loss) on investments:
   Net realized gain (loss)                                      4,007,112
   Realized gain distributions                                         -
   Net change in unrealized appreciation (depreciation)        (41,790,536)
                                                            --------------
   Net gain (loss)                                             (37,783,424)
                                                            --------------
Increase (decrease) in net assets from operations           $  (38,064,396)
                                                            ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                        Year ended         Year ended
                                                        12/31/2008         12/31/2007
                                                     -------------      -------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $    (280,972)     $    (368,081)
   Net realized gain (loss)                              4,007,112          2,094,260
   Realized gain distributions                                 -               75,420
   Net change in unrealized appreciation
   (depreciation)                                      (41,790,536)        18,987,961
                                                     -------------      -------------
Increase (decrease) in net assets from operations      (38,064,396)        20,789,560
                                                     -------------      -------------
Contract owner transactions:
   Proceeds from units sold                              8,125,505         (8,873,914)
   Cost of units redeemed                              (12,892,813)       (27,097,144)
                                                     -------------      -------------
   Increase (decrease)                                  (4,767,308)       (35,971,058)
                                                     -------------      -------------
Net increase (decrease)                                (42,831,704)       (15,181,498)
Net assets, beginning                                   82,894,587         98,076,085
                                                     -------------      -------------
Net assets, ending                                   $  40,062,883      $  82,894,587
                                                     =============      =============
Units sold                                               3,190,972          4,249,789
Units redeemed                                          (4,910,013)       (15,527,939)
                                                     -------------      -------------
Net increase (decrease)                                 (1,719,041)       (11,278,150)
Units outstanding, beginning                            23,329,762         34,607,912
                                                     -------------      -------------
Units outstanding, ending                               21,610,721         23,329,762
                                                    ==============       ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                 $  460,588,378
Cost of units redeemed                                     (430,402,247)
Net investment income (loss)                                 25,338,404
Net realized gain (loss)                                    (16,087,806)
Realized gain distributions                                  10,288,439
Net change in unrealized appreciation (depreciation)         (9,662,285)
                                                         --------------
                                                         $   40,062,883
                                                         ==============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     1.85        21,611   $   40,063          1.25%         -47.8%
12/31/07           3.55        23,330       82,895          1.25%          25.4%
12/31/06           2.83        34,608       98,076          1.25%           5.4%
12/31/05           2.69        49,508      133,176          1.25%           4.7%
12/31/04           2.57        55,682      143,102          1.25%           2.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     1.88             -   $        -          1.00%         -47.7%
12/31/07           3.59             -            -          1.00%          25.7%
12/31/06           2.86             -            -          1.00%           5.8%
12/31/05           2.70             -            -          1.00%           4.6%
12/31/04           2.58             -            -          1.00%           2.5%

                                     BAND 75
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     1.90             -   $        -          0.75%         -47.6%
12/31/07           3.63             -            -          0.75%          26.0%
12/31/06           2.88             -            -          0.75%           6.1%
12/31/05           2.72             -            -          0.75%           4.8%
12/31/04           2.59             -            -          0.75%           2.8%

                                     BAND 50
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     1.93             -   $        -          0.50%         -47.4%
12/31/07           3.67             -            -          0.50%          26.3%
12/31/06           2.90             -            -          0.50%           6.3%
12/31/05           2.73             -            -          0.50%           5.1%
12/31/04           2.60             -            -          0.50%           3.0%

                                     BAND 25
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     1.95             -   $        -          0.25%         -47.3%
12/31/07           3.71             -            -          0.25%          26.6%
12/31/06           2.93             -            -          0.25%           6.6%
12/31/05           2.75             -            -          0.25%           5.4%
12/31/04           2.61             -            -          0.25%           3.3%

                                  BAND 0
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     2.26             -   $        -          0.00%         -47.2%
12/31/07           4.27             -            -          0.00%          27.0%
12/31/06           3.36             -            -          0.00%           6.8%
12/31/05           3.15             -            -          0.00%           5.6%
12/31/04           2.98             -            -          0.00%           3.5%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008     2007     2006      2005     2004
0.8%     0.9%     0.4%      0.5%     0.3%

                             AUL American Unit Trust
                                    Fidelity
                                  VIP Overseas

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                      Investments         Cost of    Mutual Fund
                                         at Value     Investments         Shares
                                    -------------   -------------   ------------
Investments                         $  13,524,557   $  22,606,427      1,111,294
Receivables: investments sold                 -     =============   ============
Payables: investments purchased              (104)
                                    -------------
Net assets                          $  13,524,453
                                    =============

                                                            Units   Accumulation
                                       Net Assets     Outstanding     Unit Value
                                    -------------   -------------   ------------
Band 125                            $  13,524,453       8,249,701   $       1.64
Band 100                                      -               -             1.66
Band 75                                       -               -             1.68
Band 50                                       -               -             1.71
Band 25                                       -               -             1.73
Band 0                                        -               -             1.99
                                    -------------   -------------
Total                               $  13,524,453       8,249,701
                                    =============   =============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                          $      528,448
   Mortality & expense charges                                    (259,804)
                                                            --------------
   Net investment income (loss)                                    268,644
                                                            --------------
Gain (loss) on investments:
   Net realized gain (loss)                                      2,023,780
   Realized gain distributions                                   2,551,708
   Net change in unrealized appreciation (depreciation)        (16,381,484)
                                                            --------------
   Net gain (loss)                                             (11,805,996)
                                                            --------------
Increase (decrease) in net assets from operations           $  (11,537,352)
                                                            ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         Year ended          Year ended
                                                         12/31/2008          12/31/2007
                                                     --------------      --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $      268,644      $      657,629
   Net realized gain (loss)                               2,023,780           4,628,272
   Realized gain distributions                            2,551,708           2,291,494
   Net change in unrealized appreciation
   (depreciation)                                       (16,381,484)         (2,575,629)
                                                     --------------      --------------
Increase (decrease) in net assets from operations       (11,537,352)          5,001,766
                                                     --------------      --------------
Contract owner transactions:
   Proceeds from units sold                               3,808,516            (924,434)
   Cost of units redeemed                                (5,593,290)        (10,939,327)
                                                     --------------      --------------
   Increase (decrease)                                   (1,784,774)        (11,863,761)
                                                     --------------      --------------
Net increase (decrease)                                 (13,322,126)         (6,861,995)
Net assets, beginning                                    26,846,579          33,708,575
                                                     --------------      --------------
Net assets, ending                                   $   13,524,453      $   26,846,579
                                                     ==============      ==============
Units sold                                                1,859,411           3,361,006
Units redeemed                                           (2,697,584)         (7,491,952)
                                                     --------------      --------------
Net increase (decrease)                                    (838,173)         (4,130,946)
Units outstanding, beginning                              9,087,874          13,218,820
                                                     --------------      --------------
Units outstanding, ending                                 8,249,701           9,087,874
                                                     ==============      ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                 $   438,304,303
Cost of units redeemed                                      (437,124,755)
Net investment income (loss)                                   5,512,491
Net realized gain (loss)                                       9,107,742
Realized gain distributions                                    6,806,646
Net change in unrealized appreciation (depreciation)          (9,081,974)
                                                         ---------------
                                                         $    13,524,453
                                                         ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     1.64         8,250     $ 13,524          1.25%         -44.5%
12/31/07           2.95         9,088       26,847          1.25%          15.8%
12/31/06           2.55        13,219       33,708          1.25%          16.4%
12/31/05           2.19        15,866       34,747          1.25%          17.7%
12/31/04           1.86        16,013       29,785          1.25%          12.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     1.66             -   $        -          1.00%         -44.4%
12/31/07           2.99             -            -          1.00%          16.1%
12/31/06           2.57             -            -          1.00%          16.9%
12/31/05           2.20             -            -          1.00%          18.1%
12/31/04           1.86             -            -          1.00%          12.3%

                                     BAND 75
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     1.68             -   $        -          0.75%         -44.2%
12/31/07           3.02             -            -          0.75%          16.4%
12/31/06           2.59             -            -          0.75%          17.2%
12/31/05           2.21             -            -          0.75%          18.4%
12/31/04           1.87             -            -          0.75%          12.6%

                                     BAND 50
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     1.71             -   $        -          0.50%         -44.1%
12/31/07           3.05             -            -          0.50%          16.7%
12/31/06           2.61             -            -          0.50%          17.5%
12/31/05           2.22             -            -          0.50%          18.7%
12/31/04           1.87             -            -          0.50%          12.9%

                                     BAND 25
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     1.73             -   $        -          0.25%         -43.9%
12/31/07           3.08             -            -          0.25%          17.0%
12/31/06           2.63             -            -          0.25%          17.8%
12/31/05           2.24             -            -          0.25%          19.0%
12/31/04           1.88             -            -          0.25%          13.2%

                                     BAND 0
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     1.99             -   $        -          0.00%         -43.8%
12/31/07           3.55             -            -          0.00%          17.3%
12/31/06           3.03             -            -          0.00%          18.1%
12/31/05           2.56             -            -          0.00%          19.2%
12/31/04           2.15             -            -          0.00%          13.7%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008     2007     2006      2005     2004
2.6%     3.6%     0.9%      0.6%     1.1%

                             AUL American Unit Trust
                                    Fidelity
                                VIP Asset Manager

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                   December 31, 2008

                                      Investments         Cost of    Mutual Fund
                                         at Value     Investments         Shares
                                    -------------   -------------   ------------
Investments                         $  30,973,556   $  42,999,763      3,004,222
Receivables: investments sold                 -     =============   ============
Payables: investments purchased               (19)
                                    -------------
Net assets                          $  30,973,537
                                    =============

                                                            Units   Accumulation
                                       Net Assets     Outstanding     Unit Value
                                    -------------   -------------   ------------
Band 125                            $  30,973,537      17,731,161   $       1.75
Band 100                                      -               -             1.77
Band 75                                       -               -             1.79
Band 50                                       -               -             1.82
Band 25                                       -               -             1.84
Band 0                                        -               -             2.12
                                    -------------   -------------
Total                               $  30,973,537      17,731,161
                                    =============   =============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                          $    1,077,851
   Mortality & expense charges                                    (550,151)
                                                            --------------
   Net investment income (loss)                                    527,700
                                                            --------------
Gain (loss) on investments:
   Net realized gain (loss)                                      1,665,546
   Realized gain distributions                                   4,786,844
   Net change in unrealized appreciation (depreciation)        (20,928,578)
                                                            --------------
   Net gain (loss)                                             (14,476,188)
                                                            --------------
Increase (decrease) in net assets from operations           $  (13,948,488)
                                                            ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                        Year ended         Year ended
                                                        12/31/2008         12/31/2007
                                                     -------------      -------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $     527,700      $   3,391,185
   Net realized gain (loss)                              1,665,546            295,960
   Realized gain distributions                           4,786,844          2,283,034
   Net change in unrealized appreciation
   (depreciation)                                      (20,928,578)         3,590,133
                                                     -------------      -------------
Increase (decrease) in net assets from operations      (13,948,488)         9,560,312
                                                     -------------      -------------
Contract owner transactions:
   Proceeds from units sold                                404,843        (19,175,214)
   Cost of units redeemed                               (9,514,004)       (20,253,963)
                                                     -------------      -------------
   Increase (decrease)                                  (9,109,161)       (39,429,177)
                                                     -------------      -------------
Net increase (decrease)                                (23,057,649)       (29,868,865)
Net assets, beginning                                   54,031,186         83,900,051
                                                     -------------      -------------
Net assets, ending                                   $  30,973,537      $  54,031,186
                                                     =============      =============
Units sold                                               2,553,955          3,354,857
Units redeemed                                          (6,596,488)       (20,145,297)
                                                     -------------      -------------
Net increase (decrease)                                 (4,042,534)       (16,790,440)
Units outstanding, beginning                            21,773,695         38,564,135
                                                     -------------      -------------
Units outstanding, ending                               17,731,161         21,773,695
                                                     =============      =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                 $   227,193,841
Cost of units redeemed                                      (227,957,812)
Net investment income (loss)                                  39,036,960
Net realized gain (loss)                                      (3,771,986)
Realized gain distributions                                    8,498,760
Net change in unrealized appreciation (depreciation)         (12,026,226)
                                                         ---------------
                                                         $    30,973,537
                                                         ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     1.75        17,731     $ 30,974          1.25%         -29.6%
12/31/07           2.48        21,774       54,031          1.25%          14.1%
12/31/06           2.18        38,565       83,900          1.25%           6.1%
12/31/05           2.05        47,643       97,668          1.25%           2.5%
12/31/04           2.00        53,379      106,757          1.25%           4.2%

                                    BAND 100
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     1.77             -   $        -          1.00%         -29.4%
12/31/07           2.51             -            -          1.00%          14.3%
12/31/06           2.19             -            -          1.00%           6.3%
12/31/05           2.06             -            -          1.00%           3.0%
12/31/04           2.00             -            -          1.00%           4.4%

                                     BAND 75
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     1.79             -   $        -          0.75%         -29.3%
12/31/07           2.53             -            -          0.75%          14.6%
12/31/06           2.21             -            -          0.75%           6.5%
12/31/05           2.08             -            -          0.75%           3.3%
12/31/04           2.01             -            -          0.75%           4.7%
                                     BAND 50
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     1.82             -   $        -          0.50%         -29.1%
12/31/07           2.56             -            -          0.50%          14.9%
12/31/06           2.23             -            -          0.50%           6.8%
12/31/05           2.09             -            -          0.50%           3.5%
12/31/04           2.02             -            -          0.50%           4.9%

                                     BAND 25
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     1.84            -    $        -          0.25%         -28.9%
12/31/07           2.59            -             -          0.25%          15.2%
12/31/06           2.25            -             -          0.25%           7.1%
12/31/05           2.10            -             -          0.25%           3.8%
12/31/04           2.02            -             -          0.25%           5.0%

                                     BAND 0
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     2.12             -   $        -          0.00%         -28.7%
12/31/07           2.98             -            -          0.00%          15.5%
12/31/06           2.58             -            -          0.00%           7.3%
12/31/05           2.40             -            -          0.00%           4.0%
12/31/04           2.31             -            -          0.00%           5.6%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008     2007     2006      2005     2004
2.5%     6.2%     2.8%      2.7%     2.6%

                             AUL American Unit Trust
                                    Fidelity
                                VIP Equity-Income

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                      Investments         Cost of    Mutual Fund
                                         at Value     Investments         Shares
                                    -------------   -------------   ------------
Investments                         $  12,045,141   $  21,100,658        913,895
Receivables: investments sold                 -     =============   ============
Payables: investments purchased               -
                                    -------------
Net assets                          $  12,045,141
                                    =============

                                                            Units   Accumulation
                                       Net Assets     Outstanding     Unit Value
                                    -------------   -------------   ------------
Band 125                            $  12,045,141       7,234,640   $       1.66
Band 100                                      -               -             1.69
Band 75                                       -               -             1.71
Band 50                                       -               -             1.73
Band 25                                       -               -             1.75
Band 0                                        -               -             1.98
                                    -------------   -------------
Total                               $  12,045,141       7,234,640
                                    =============   =============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                          $      446,781
   Mortality & expense charges                                    (252,832)
                                                            --------------
   Net investment income (loss)                                    193,949
                                                            --------------
Gain (loss) on investments:
   Net realized gain (loss)                                     (1,271,882)
   Realized gain distributions                                      21,923
   Net change in unrealized appreciation (depreciation)         (9,668,577)
                                                            --------------
   Net gain (loss)                                             (10,918,536)
                                                            --------------
Increase (decrease) in net assets from operations           $  (10,724,587)
                                                            ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                        Year ended         Year ended
                                                        12/31/2008         12/31/2007
                                                     -------------      -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $     193,949      $     135,583
  Net realized gain (loss)                              (1,271,882)           614,805
  Realized gain distributions                               21,923          2,243,535
  Net change in unrealized appreciation
 (depreciation)                                         (9,668,577)        (2,745,126)
                                                     -------------      -------------
Increase (decrease) in net assets from operations      (10,724,587)           248,797
                                                     -------------      -------------
Contract owner transactions:
 Proceeds from units sold                                1,433,671          4,620,238
 Cost of units redeemed                                 (5,355,237)        (8,595,200)
                                                     -------------      -------------
 Increase (decrease)                                    (3,921,566)        (3,974,962)
                                                     -------------      -------------
Net increase (decrease)                                (14,646,153)        (3,726,165)
Net assets, beginning                                   26,691,294         30,417,459
                                                     -------------      -------------
Net assets, ending                                   $  12,045,141      $  26,691,294
                                                     =============      =============
Units sold                                               1,100,827          1,525,592
Units redeemed                                          (2,945,056)        (2,820,171)
                                                     -------------      -------------
Net increase (decrease)                                 (1,844,229)        (1,294,579)
Units outstanding, beginning                             9,078,869         10,373,448
                                                     -------------      -------------
Units outstanding, ending                                7,234,640          9,078,869
                                                     =============      =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                 $   76,538,625
Cost of units redeemed                                      (68,913,402)
Net investment income (loss)                                  5,779,709
Net realized gain (loss)                                        343,041
Realized gain distributions                                   7,352,685
Net change in unrealized appreciation (depreciation)         (9,055,517)
                                                         --------------
                                                         $   12,045,141
                                                         ==============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     1.66         7,235     $ 12,045          1.25%         -43.4%
12/31/07           2.94         9,079       26,691          1.25%           0.3%
12/31/06           2.93        10,373       30,417          1.25%          18.7%
12/31/05           2.47        11,536       28,495          1.25%           4.7%
12/31/04           2.36        12,541       29,596          1.25%           9.8%

                                 BAND 100
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     1.69            -   $         -          1.00%         -43.2%
12/31/07           2.97            -             -          1.00%           0.5%
12/31/06           2.96            -             -          1.00%          19.0%
12/31/05           2.48            -             -          1.00%           4.7%
12/31/04           2.37            -             -          1.00%          10.5%

                                BAND 75
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     1.71             -   $        -          0.75%         -43.1%
12/31/07           3.00             -            -          0.75%           0.8%
12/31/06           2.98             -            -          0.75%          19.3%
12/31/05           2.50             -            -          0.75%           5.0%
12/31/04           2.38             -            -          0.75%          10.8%

                                     BAND 50
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     1.73             -   $        -          0.50%         -42.9%
12/31/07           3.04             -            -          0.50%           1.0%
12/31/06           3.00             -            -          0.50%          19.6%
12/31/05           2.51             -            -          0.50%           5.3%
12/31/04           2.39             -            -          0.50%          11.1%

                              BAND 25
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     1.75            -   $         -          0.25%         -42.8%
12/31/07           3.07            -             -          0.25%           1.3%
12/31/06           3.03            -             -          0.25%          19.9%
12/31/05           2.53            -             -          0.25%           5.5%
12/31/04           2.39            -             -          0.25%          11.3%

                                  BAND 0
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     1.98             -   $        -          0.00%         -42.7%
12/31/07           3.45             -            -          0.00%           1.1%
12/31/06           3.41             -            -          0.00%          20.1%
12/31/05           2.84             -            -          0.00%           6.3%
12/31/04           2.67             -            -          0.00%          11.9%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008     2007     2006      2005     2004
2.3%     1.8%     3.2%      1.7%     1.5%

                             AUL American Unit Trust
                                    Fidelity
                                VIP Contrafund(R)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                      Investments          Cost of    Mutual Fund
                                         at Value      Investments         Shares
                                    -------------    -------------   ------------
Investments                         $  80,659,628   $  136,616,413      5,241,048
Receivables: investments sold                 103   ==============   ============
Payables: investments purchased               -
                                    -------------
Net assets                          $  80,659,731
                                    =============

                                                             Units   Accumulation
                                       Net Assets      Outstanding     Unit Value
                                    -------------    -------------   ------------
Band 125                            $  80,659,731       31,683,364   $       2.55
Band 100                                      -                -             2.58
Band 75                                       -                -             2.61
Band 50                                       -                -             2.65
Band 25                                       -                -             2.68
Band 0                                        -                -             3.02
                                    -------------    -------------
Total                               $  80,659,731       31,683,364
                                    =============    =============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                          $    1,165,128
   Mortality & expense charges                                  (1,440,064)
                                                            --------------
   Net investment income (loss)                                   (274,936)
                                                            --------------
Gain (loss) on investments:
   Net realized gain (loss)                                     (2,132,177)
   Realized gain distributions                                   3,390,820
   Net change in unrealized appreciation (depreciation)        (62,709,460)
                                                            --------------
   Net gain (loss)                                             (61,450,817)
                                                            --------------
Increase (decrease) in net assets from operations           $  (61,725,753)
                                                            ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         Year ended         Year ended
                                                         12/31/2008         12/31/2007
                                                     --------------     --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $     (274,936)    $     (401,958)
   Net realized gain (loss)                              (2,132,177)         3,297,163
   Realized gain distributions                            3,390,820         34,811,845
   Net change in unrealized appreciation
   (depreciation)                                       (62,709,460)       (17,570,182)
                                                     --------------     --------------
Increase (decrease) in net assets from operations       (61,725,753)        20,136,868
                                                     --------------     --------------
Contract owner transactions:
   Proceeds from units sold                              25,009,792         31,440,070
   Cost of units redeemed                               (28,275,071)       (32,721,650)
                                                     --------------     --------------
   Increase (decrease)                                   (3,265,279)        (1,281,580)
                                                     --------------     --------------
Net increase (decrease)                                 (64,991,032)        18,855,288
Net assets, beginning                                   145,650,763        126,795,475
                                                     --------------     --------------
Net assets, ending                                   $   80,659,731     $  145,650,763
                                                     ==============     ==============
Units sold                                                7,519,884          7,541,813
Units redeemed                                           (8,315,966)        (7,896,160)
                                                     --------------     --------------
Net increase (decrease)                                    (796,082)          (354,347)
Units outstanding, beginning                             32,479,446         32,833,793
                                                     --------------     --------------
Units outstanding, ending                                31,683,364         32,479,446
                                                     ==============     ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $   241,676,044
Cost of units redeemed                                              (169,103,078)
Net investment income (loss)                                           6,012,863
Net realized gain (loss)                                               9,786,145
Realized gain distributions                                           48,244,439
Net change in unrealized appreciation (depreciation)                 (55,956,682)
                                                                 ---------------
                                                                 $    80,659,731
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     2.55        31,683   $   80,660          1.25%         -43.2%
12/31/07           4.48        32,479      145,651          1.25%          16.1%
12/31/06           3.86        32,834      126,795          1.25%          10.3%
12/31/05           3.50        30,818      107,862          1.25%          15.5%
12/31/04           3.03        27,915       84,583          1.25%          13.9%

                                    BAND 100
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     2.58             -   $        -          1.00%         -43.1%
12/31/07           4.53             -            -          1.00%          16.4%
12/31/06           3.89             -            -          1.00%          10.6%
12/31/05           3.52             -            -          1.00%          14.4%
12/31/04           3.08             -            -          1.00%          15.7%

                                     BAND 75
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     2.61             -   $        -          0.75%         -42.9%
12/31/07           4.58             -            -          0.75%          16.7%
12/31/06           3.92             -            -          0.75%          10.9%
12/31/05           3.54             -            -          0.75%          15.9%
12/31/04           3.05             -            -          0.75%          14.8%

                                     BAND 50
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     2.65             -   $        -          0.50%         -42.8%
12/31/07           4.63             -            -          0.50%          17.0%
12/31/06           3.96             -            -          0.50%          11.2%
12/31/05           3.56             -            -          0.50%          16.2%
12/31/04           3.06             -            -          0.50%          15.1%

                                     BAND 25
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     2.68             -   $        -          0.25%         -42.7%
12/31/07           4.68             -            -          0.25%          17.3%
12/31/06           3.99             -            -          0.25%          11.4%
12/31/05           3.58             -            -          0.25%          16.5%
12/31/04           3.07             -            -          0.25%          15.4%

                                     BAND 0
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     3.02             -   $        -          0.00%         -42.5%
12/31/07           5.26             -            -          0.00%          17.6%
12/31/06           4.47             -            -          0.00%          11.7%
12/31/05           4.00             -            -          0.00%          16.8%
12/31/04           3.43             -            -          0.00%          15.7%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008     2007     2006      2005     2004
1.0%     1.0%     1.3%      0.3%     0.3%

                             AUL American Unit Trust
                                    Fidelity
                        Advisor Diversified International

--------------------------------------------------------------------------------
                              STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                    Investments          Cost of    Mutual Fund
                                       at Value      Investments         Shares
                                    -----------      -----------   ------------
Investments                         $   148,543      $   234,915         12,276
Receivables: investments sold               -        ===========   ============
Payables: investments purchased             -
                                    -----------
Net assets                          $   148,543
                                    ===========

                                                           Units   Accumulation
                                     Net Assets      Outstanding     Unit Value
                                    -----------      -----------   ------------
Band 125                            $   148,543          106,914   $       1.39
Band 100                                    -                -             1.41
Band 75                                     -                -             1.43
Band 50                                     -                -             1.45
Band 25                                     -                -             1.46
Band 0                                      -                -             1.51
                                    -----------      -----------
Total                               $   148,543          106,914
                                    ===========      ===========

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                          $     4,661
   Mortality & expense charges                                   (2,741)
                                                            -----------
   Net investment income (loss)                                   1,920
                                                            -----------
Gain (loss) on investments:
   Net realized gain (loss)                                       2,575
   Realized gain distributions                                      -
   Net change in unrealized appreciation (depreciation)        (120,918)
                                                            -----------
   Net gain (loss)                                             (118,343)
                                                            -----------
Increase (decrease) in net assets from operations           $  (116,423)
                                                            ===========

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                        Year ended         Year ended
                                                        12/31/2008         12/31/2007
                                                     -------------      -------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $       1,920      $      (2,787)
   Net realized gain (loss)                                  2,575             66,698
   Realized gain distributions                                 -               35,778
   Net change in unrealized appreciation
   (depreciation)                                         (120,918)           (64,541)
                                                     -------------      -------------
Increase (decrease) in net assets from operations         (116,423)            35,148
                                                     -------------      -------------
Contract owner transactions:
   Proceeds from units sold                                     -                 -
   Cost of units redeemed                                   (27,100)         (192,578)
                                                     -------------      -------------
   Increase (decrease)                                      (27,100)         (192,578)
                                                     -------------      -------------
Net increase (decrease)                                    (143,523)         (157,430)
Net assets, beginning                                       292,066           449,496
                                                     -------------      -------------
Net assets, ending                                   $      148,543     $     292,066
                                                     ==============     =============
Units sold                                                      -                 -
Units redeemed                                              (13,726)          (79,901)
                                                     -------------      -------------
Net increase (decrease)                                     (13,726)          (79,901)
Units outstanding, beginning                                120,628           200,529
                                                     -------------      -------------
Units outstanding, ending                                   106,902           120,628
                                                     ==============     =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                             $   722,790
Cost of units redeemed                                                  (681,954)
Net investment income (loss)                                              (7,116)
Net realized gain (loss)                                                 114,099
Realized gain distributions                                               87,096
Net change in unrealized appreciation (depreciation)                     (86,372)
                                                                     -----------
                                                                     $   148,543
                                                                     ===========

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     1.39           107   $      149          1.25%         -42.6%
12/31/07           2.42           121          292          1.25%           8.0%
12/31/06           2.24           201          449          1.25%          14.9%
12/31/05           1.95           244          476          1.25%          17.5%
12/31/04           1.66           236          392          1.25%          16.9%

                                   BAND 100
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     1.41             -   $        -          1.00%         -42.5%
12/31/07           2.45             -            -          1.00%           8.3%
12/31/06           2.26             -            -          1.00%          15.2%
12/31/05           1.96             -            -          1.00%          17.5%
12/31/04           1.67             -            -          1.00%          17.5%

                                 BAND 75
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     1.43             -   $        -          0.75%         -42.3%
12/31/07           2.47             -            -          0.75%           8.6%
12/31/06           2.28             -            -          0.75%          15.5%
12/31/05           1.97             -            -          0.75%          17.8%
12/31/04           1.67             -            -          0.75%          17.8%

                                     BAND 50
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     1.45             -   $        -          0.50%         -42.2%
12/31/07           2.50             -            -          0.50%           8.8%
12/31/06           2.30             -            -          0.50%          15.8%
12/31/05           1.98             -            -          0.50%          18.1%
12/31/04           1.68             -            -          0.50%          18.1%

                                     BAND 25
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     1.46             -   $        -          0.25%         -42.0%
12/31/07           2.53             -            -          0.25%           9.1%
12/31/06           2.32             -            -          0.25%          16.1%
12/31/05           1.99             -            -          0.25%          18.4%
12/31/04           1.68             -            -          0.25%          18.4%

                                     BAND 0
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     1.51             -   $        -          0.00%         -41.9%
12/31/07           2.60             -            -          0.00%           9.4%
12/31/06           2.37             -            -          0.00%          16.4%
12/31/05           2.04             -            -          0.00%          18.7%
12/31/04           1.72             -            -          0.00%          18.7%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008     2007     2006      2005     2004
2.1%     0.5%     0.7%      0.7%     0.0%

                             AUL American Unit Trust
                                    Fidelity
                             Advisor Dividend Growth

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                    Investments          Cost of    Mutual Fund
                                       at Value      Investments         Shares
                                    -----------      -----------   ------------
Investments                         $   233,874      $   364,794         34,342
Receivables: investments sold               -        ===========   ============
Payables: investments purchased             -
                                    -----------
Net assets                          $   233,874
                                    ===========

                                                           Units   Accumulation
                                     Net Assets      Outstanding     Unit Value
                                    -----------      -----------   ------------
Band 125                            $   228,565          292,927   $       0.78
Band 100                                  5,309            6,715           0.79
Band 75                                     -                -             0.80
Band 50                                     -                -             0.81
Band 25                                     -                -             0.82
Band 0                                      -                -             0.85
                                    -----------      -----------
Total                               $   233,874          299,642
                                    ===========      ===========

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                   $     3,330
   Mortality & expense charges                                            (4,432)
                                                                     -----------
   Net investment income (loss)                                           (1,102)
                                                                     -----------
Gain (loss) on investments:
   Net realized gain (loss)                                              (67,112)
   Realized gain distributions                                             3,771
   Net change in unrealized appreciation (depreciation)                 (127,301)
                                                                     -----------
   Net gain (loss)                                                      (190,642)
                                                                     -----------
Increase (decrease) in net assets from operations                    $  (191,744)
                                                                     ===========

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended       Year ended
                                                      12/31/2008       12/31/2007
                                                     -----------      -----------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $    (1,102)     $    (3,549)
   Net realized gain (loss)                              (67,112)          22,809
   Realized gain distributions                             3,771           27,814
   Net change in unrealized appreciation
   (depreciation)                                       (127,301)         (47,173)
                                                     -----------      -----------
Increase (decrease) in net assets from operations       (191,744)             (99)
                                                     -----------      -----------
Contract owner transactions:
   Proceeds from units sold                              138,648          104,494
   Cost of units redeemed                               (139,119)        (138,734)
                                                     -----------      -----------
   Increase (decrease)                                      (471)         (34,240)
                                                     -----------      -----------
Net increase (decrease)                                 (192,215)         (34,339)
Net assets, beginning                                    426,089          460,428
                                                    ------------      -----------
Net assets, ending                                  $    233,874      $   426,089
                                                    ============      ===========
Units sold                                               150,281           72,614
Units redeemed                                          (151,922)         (93,732)
                                                    ------------      -----------
Net increase (decrease)                                   (1,641)         (21,118)
Units outstanding, beginning                             301,283          322,401
                                                    ------------      -----------
Units outstanding, ending                                299,642          301,283
                                                    ============      ===========

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                             $   858,555
Cost of units redeemed                                                  (498,772)
Net investment income (loss)                                              (8,223)
Net realized gain (loss)                                                 (26,919)
Realized gain distributions                                               40,153
Net change in unrealized appreciation (depreciation)                    (130,920)
                                                                     -----------
                                                                     $   233,874
                                                                     ===========

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     0.78           293   $      229          1.25%         -44.8%
12/31/07           1.41           301          425          1.25%          -1.0%
12/31/06           1.43           322          460          1.25%          12.5%
12/31/05           1.27           281          357          1.25%           1.6%
12/31/04           1.25            34           43          1.25%           4.2%

                                    BAND 100
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     0.79             7   $        5          1.00%         -44.7%
12/31/07           1.43             1            1          1.00%          -0.7%
12/31/06           1.44             -            -          1.00%          12.9%
12/31/05           1.28             -            -          1.00%           1.9%
12/31/04           1.25             -            -          1.00%           4.3%

                                     BAND 75
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     0.80             -   $        -          0.75%         -44.5%
12/31/07           1.44             -            -          0.75%          -0.5%
12/31/06           1.45             -            -          0.75%          13.1%
12/31/05           1.28             -            -          0.75%           2.1%
12/31/04           1.26             -            -          0.75%           4.6%

                                     BAND 50
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     0.81         -    $        -             0.50%       -44.4%
12/31/07           1.46         -             -             0.50%        -0.2%
12/31/06           1.46         -             -             0.50%        13.4%
12/31/05           1.29         -             -             0.50%         2.4%
12/31/04           1.26         -             -             0.50%         4.8%

                                     BAND 25
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $   0.82              -    $        -          0.25%         -44.3%
12/31/07         1.48              -             -          0.25%           0.0%
12/31/06         1.48              -             -          0.25%          13.7%
12/31/05         1.30              -             -          0.25%           2.6%
12/31/04         1.26              -             -          0.25%           5.1%

                                     BAND 0
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     0.85             -   $        -          0.00%         -44.1%
12/31/07           1.51             -            -          0.00%           0.3%
12/31/06           1.51             -            -          0.00%          14.0%
12/31/05           1.33             -            -          0.00%           2.9%
12/31/04           1.29             -            -          0.00%           5.4%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008     2007     2006      2005     2004
1.0%     0.4%     0.9%      0.0%     2.5%

                             AUL American Unit Trust
                                    Fidelity
                      Advisor Dynamic Capital Appreciation

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments       Cost of    Mutual Fund
                                        at Value   Investments         Shares
                                     -----------   -----------   ------------
Investments                          $    99,994   $   167,074         8,650
Receivables: investments sold                -     ===========   ============
Payables: investments purchased              -
                                     -----------
Net assets                           $    99,994
                                     ===========

                                                         Units   Accumulation
                                      Net Assets   Outstanding     Unit Value
                                     -----------   -----------   ------------
Band 125                             $    99,994       112,995   $       0.88
Band 100                                     -             -             0.90
Band 75                                      -             -             0.91
Band 50                                      -             -             0.92
Band 25                                      -             -             0.93
Band 0                                       -             -             0.95
                                     -----------   -----------
Total                                $    99,994       112,995
                                     ===========   ===========

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                    $      191
   Mortality & expense charges                                            (2,031)
                                                                      ----------
   Net investment income (loss)                                           (1,840)
                                                                      ----------
Gain (loss) on investments:
   Net realized gain (loss)                                              (15,098)
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                  (68,447)
                                                                      ----------
   Net gain (loss)                                                       (83,545)
                                                                      ----------
Increase (decrease) in net assets from operations                     $  (85,385)
                                                                      ==========

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2008      12/31/2007
                                                     -----------      ----------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $    (1,840)     $   (2,055)
   Net realized gain (loss)                              (15,098)          5,916
   Realized gain distributions                               -               -
   Net change in unrealized appreciation
   (depreciation)                                        (68,447)         (1,703)
                                                     -----------      ----------
Increase (decrease) in net assets from operations        (85,385)          2,158
                                                     -----------      ----------
Contract owner transactions:
   Proceeds from units sold                               23,588         197,018
   Cost of units redeemed                                (43,928)        (41,824)
                                                     -----------      ----------
   Increase (decrease)                                   (20,340)        155,194
                                                     -----------      ----------
Net increase (decrease)                                 (105,725)        157,352
Net assets, beginning                                    205,719          48,367
                                                     -----------      ----------
Net assets, ending                                   $    99,994      $  205,719
                                                     ===========      ==========
Units sold                                                17,448         130,463
Units redeemed                                           (41,301)        (27,316)
                                                     -----------      ----------
Net increase (decrease)                                  (23,853)        103,147
Units outstanding, beginning                             136,848          33,701
                                                     -----------      ----------
Units outstanding, ending                                112,995         136,848
                                                     ===========      ==========

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                  $  268,148
Cost of units redeemed                                       (87,919)
Net investment income (loss)                                  (4,072)
Net realized gain (loss)                                      (9,083)
Realized gain distributions                                      -
Net change in unrealized appreciation (depreciation)         (67,080)
                                                          ----------
                                                          $   99,994
                                                          ==========

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     0.88          113    $      100          1.25%         -41.1%
12/31/07           1.50          137           206          1.25%           4.6%
12/31/06           1.44           34            48          1.25%          11.4%
12/31/05           1.29          -               -          1.25%          19.4%
12/31/04           1.08          -               -          1.25%          -0.9%

                                  BAND 100
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     0.90           -     $      -            1.00%         -41.0%
12/31/07           1.52           -            -            1.00%           4.9%
12/31/06           1.45           -            -            1.00%          11.9%
12/31/05           1.29           -            -            1.00%          19.6%
12/31/04           1.08           -            -            1.00%          -0.2%

                                     BAND 75
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     0.91           -     $      -            0.75%         -40.8%
12/31/07           1.54           -            -            0.75%           5.1%
12/31/06           1.46           -            -            0.75%          12.2%
12/31/05           1.30           -            -            0.75%          19.9%
12/31/04           1.09           -            -            0.75%           0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     0.92          -      $      -            0.50%         -40.7%
12/31/07           1.55          -             -            0.50%           5.4%
12/31/06           1.47          -             -            0.50%          12.4%
12/31/05           1.31          -             -            0.50%          20.2%
12/31/04           1.09          -             -            0.50%           0.2%

                                  BAND 25
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     0.93           -     $      -            0.25%         -40.5%
12/31/07           1.57           -            -            0.25%           5.7%
12/31/06           1.48           -            -            0.25%          12.7%
12/31/05           1.32           -            -            0.25%          20.5%
12/31/04           1.09           -            -            0.25%           0.5%

                                     BAND 0
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $   0.95             -     $      -            0.00%         -40.4%
12/31/07         1.59             -            -            0.00%           5.9%
12/31/06         1.50             -            -            0.00%          13.0%
12/31/05         1.32             -            -            0.00%          20.8%
12/31/04         1.10             -            -            0.00%           0.8%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008     2007     2006      2005
0.1%     0.0%     0.0%      0.0%

                             AUL American Unit Trust
                                    Fidelity
                              Advisor Equity Income

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                    Investments          Cost of    Mutual Fund
                                       at Value      Investments         Shares
                                    -----------     ------------   ------------
Investments                         $   641,417     $  1,047,034         37,819
Receivables: investments sold               -       ============   ============
Payables: investments purchased             -
                                    -----------
Net assets                          $   641,417
                                    ===========

                                                           Units   Accumulation
                                     Net Assets      Outstanding     Unit Value
                                    -----------      -----------   ------------
Band 125                            $   340,219          332,880   $       1.02
Band 100                                    -                -             1.04
Band 75                                     -                -             1.05
Band 50                                 284,122          267,247           1.06
Band 25                                     -                -             1.08
Band 0                                   17,076           15,455           1.10
                                    -----------      -----------
Total                               $   641,417          615,582
                                    ===========      ===========

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                           $     9,814
   Mortality & expense charges                                    (6,760)
                                                             -----------
   Net investment income (loss)                                    3,054
                                                             -----------
Gain (loss) on investments:
   Net realized gain (loss)                                      (18,006)
   Realized gain distributions                                    10,028
   Net change in unrealized appreciation (depreciation)         (396,886)
                                                             -----------
   Net gain (loss)                                              (404,864)
                                                             -----------
Increase (decrease) in net assets from operations            $  (401,810)
                                                             ===========

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                        Year ended         Year ended
                                                        12/31/2008         12/31/2007
                                                        ----------         ----------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                         $    3,054         $       94
   Net realized gain (loss)                                (18,006)             6,079
   Realized gain distributions                              10,028             70,093
   Net change in unrealized appreciation (depreciation)   (396,886)           (64,226)
                                                        ----------         ----------
Increase (decrease) in net assets from operations         (401,810)            12,040
                                                        ----------         ----------
Contract owner transactions:
   Proceeds from units sold                                266,857            267,498
   Cost of units redeemed                                  (88,450)           (67,784)
                                                        ----------         ----------
   Increase (decrease)                                     178,407            199,714
                                                        ----------         ----------
Net increase (decrease)                                   (223,403)           211,754
Net assets, beginning                                      864,820            653,066
                                                        ----------         ----------
Net assets, ending                                      $  641,417         $  864,820
                                                        ==========         ==========
Units sold                                                 193,434            149,280
Units redeemed                                             (65,291)           (38,501)
                                                        ----------         ----------
Net increase (decrease)                                    128,143            110,779
Units outstanding, beginning                               487,439            376,660
                                                        ----------         ----------
Units outstanding, ending                                  615,582            487,439
                                                        ==========         ==========

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                            $  1,186,107
Cost of units redeemed                                                  (252,184)
Net investment income (loss)                                               4,267
Net realized gain (loss)                                                  (3,305)
Realized gain distributions                                              112,149
Net change in unrealized appreciation (depreciation)                    (405,617)
                                                                    ------------
                                                                    $    641,417
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     1.02          333    $      340          1.25%         -41.5%
12/31/07           1.75          265           463          1.25%           2.1%
12/31/06           1.71          185           317          1.25%          15.7%
12/31/05           1.48          143           212          1.25%           5.0%
12/31/04           1.41           42            59          1.25%          10.2%

                                    BAND 100
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     1.04            -    $        -          1.00%         -41.3%
12/31/07           1.77            -             -          1.00%           2.3%
12/31/06           1.73            -             -          1.00%          15.7%
12/31/05           1.49            -             -          1.00%           5.0%
12/31/04           1.42            -             -          1.00%          10.9%

                                BAND 75
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     1.05           -     $      -            0.75%         -41.2%
12/31/07           1.78           -            -            0.75%           2.6%
12/31/06           1.74           -            -            0.75%          16.0%
12/31/05           1.50           -            -            0.75%           5.3%
12/31/04           1.42           -            -            0.75%          11.1%

                                  BAND 50
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     1.06           267   $      284          0.50%         -41.1%
12/31/07           1.80           211          381          0.50%           2.8%
12/31/06           1.75           186          326          0.50%          16.3%
12/31/05           1.51           -            -            0.50%           5.6%
12/31/04           1.43           -            -            0.50%          11.4%

                                     BAND 25
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     1.08          -      $      -            0.25%         -40.9%
12/31/07           1.82          -             -            0.25%           3.1%
12/31/06           1.77          -             -            0.25%          16.5%
12/31/05           1.52          -             -            0.25%           5.8%
12/31/04           1.43          -             -            0.25%          11.7%

                                  BAND 0
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     1.10             2   $       17          0.00%         -40.8%
12/31/07           1.87            11           21          0.00%           3.4%
12/31/06           1.80             6           10          0.00%          16.8%
12/31/05           1.54           -            -            0.00%           6.1%
12/31/04           1.46           -            -            0.00%          12.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008     2007     2006      2005     2004
1.3%     0.9%     1.3%      0.9%     5.2%

                             AUL American Unit Trust
                                    Fidelity
                          Advisor Growth Opportunities

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      134,408  $      261,199           7,059
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $      134,408
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      134,408         205,633  $         0.65
Band 100                                     -               -              0.66
Band 75                                      -               -              0.67
Band 50                                      -               -              0.68
Band 25                                      -               -              0.68
Band 0                                       -               -              0.69
                                  --------------  --------------
Total                             $      134,408         205,633
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $          -
  Mortality & expense charges                                             (2,439)
                                                                  --------------
  Net investment income (loss)                                            (2,439)
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                 4,455
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                  (150,699)
                                                                  --------------
  Net gain (loss)                                                       (146,244)
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (148,683)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2008          12/31/2007
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $      (2,439)      $      (1,325)
  Net realized gain (loss)                                          4,455               3,359
  Realized gain distributions                                         -                   -
  Net change in unrealized appreciation (depreciation)           (150,699)             16,897
                                                            -------------       -------------
Increase (decrease) in net assets from operations                (148,683)             18,931
                                                            -------------       -------------
Contract owner transactions:
  Proceeds from units sold                                        247,509              79,297
  Cost of units redeemed                                         (123,102)            (14,890)
                                                            -------------       -------------
  Increase (decrease)                                             124,407              64,407
                                                            -------------       -------------
Net increase (decrease)                                           (24,276)             83,338
Net assets, beginning                                             158,684              75,346
                                                            -------------       -------------
Net assets, ending                                          $     134,408       $     158,684
                                                            =============       =============
Units sold                                                        195,399              56,392
Units redeemed                                                    (96,742)            (11,052)
                                                            -------------       -------------
Net increase (decrease)                                            98,657              45,340
Units outstanding, beginning                                      106,976              61,636
                                                            -------------       -------------
Units outstanding, ending                                         205,633             106,976
                                                            =============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                            $    410,005
Cost of units redeemed                                                  (152,809)
Net investment income (loss)                                              (4,951)
Net realized gain (loss)                                                   8,954
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                    (126,791)
                                                                    ------------
                                                                    $    134,408
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.65           206   $      134           1.25%          -55.9%
12/31/07         1.48           107          159           1.25%           21.3%
12/31/06         1.22            62           75           1.25%            3.6%
12/31/05         1.18            44           52           1.25%            7.3%
12/31/04         1.10            23           25           1.25%           10.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.66           -     $      -             1.00%          -55.8%
12/31/07         1.50           -            -             1.00%           21.6%
12/31/06         1.23           -            -             1.00%            3.9%
12/31/05         1.18           -            -             1.00%            7.3%
12/31/04         1.10           -            -             1.00%           10.5%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.67           -     $      -             0.75%          -55.7%
12/31/07         1.51           -            -             0.75%           21.9%
12/31/06         1.24           -            -             0.75%            4.1%
12/31/05         1.19           -            -             0.75%            7.5%
12/31/04         1.11           -            -             0.75%           10.7%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.68           -     $      -             0.50%          -55.6%
12/31/07         1.52           -            -             0.50%           22.2%
12/31/06         1.25           -            -             0.50%            4.4%
12/31/05         1.19           -            -             0.50%            7.8%
12/31/04         1.11           -            -             0.50%           10.8%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.68           -     $      -             0.25%          -55.5%
12/31/07         1.54           -            -             0.25%           22.6%
12/31/06         1.26           -            -             0.25%            4.6%
12/31/05         1.20           -            -             0.25%            8.1%
12/31/04         1.11           -            -             0.25%           11.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.69           -     $      -             0.00%          -55.4%
12/31/07         1.55           -            -             0.00%           22.9%
12/31/06         1.26           -            -             0.00%            4.9%
12/31/05         1.20           -            -             0.00%            8.3%
12/31/04         1.11           -            -             0.00%           11.2%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007       2006       2005       2004
0.0%       0.0%       0.0%       0.0%       4.5%

                             AUL American Unit Trust
                                    Fidelity
                             Advisor Growth & Income

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $       70,745  $      110,357           5,925
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $       70,745
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $       55,333          61,556  $         0.90
Band 100                                  15,412          16,921            0.91
Band 75                                      -               -              0.92
Band 50                                      -               -              0.94
Band 25                                      -               -              0.95
Band 0                                       -               -              0.97
                                  --------------  --------------
Total                             $       70,745          78,477
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $          300
  Mortality & expense charges                                               (971)
                                                                  --------------
  Net investment income (loss)                                              (671)
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                (5,585)
  Realized gain distributions                                                118
  Net change in unrealized appreciation (depreciation)                   (39,196)
                                                                  --------------
  Net gain (loss)                                                        (44,663)
                                                                  --------------
Increase (decrease) in net assets from operations                 $      (45,334)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2008          12/31/2007
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $        (671)      $        (272)
  Net realized gain (loss)                                         (5,585)              1,135
  Realized gain distributions                                         118               1,949
  Net change in unrealized appreciation (depreciation)            (39,196)             (1,047)
                                                            -------------       -------------
Increase (decrease) in net assets from operations                 (45,334)              1,765
                                                            -------------       -------------
Contract owner transactions:
  Proceeds from units sold                                         93,567              50,760
  Cost of units redeemed                                          (22,636)            (15,307)
                                                            -------------       -------------
  Increase (decrease)                                              70,931              35,453
                                                            -------------       -------------
Net increase (decrease)                                            25,597              37,218
Net assets, beginning                                              45,148               7,930
                                                            -------------       -------------
Net assets, ending                                          $      70,745       $      45,148
                                                            =============       =============
Units sold                                                         67,846              33,793
Units redeemed                                                    (18,325)            (10,420)
                                                            -------------       -------------
Net increase (decrease)                                            49,521              23,373
Units outstanding, beginning                                       28,956               5,583
                                                            -------------       -------------
Units outstanding, ending                                          78,477              28,956
                                                            =============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                            $    152,068
Cost of units redeemed                                                   (38,551)
Net investment income (loss)                                                (979)
Net realized gain (loss)                                                  (4,380)
Realized gain distributions                                                2,199
Net change in unrealized appreciation (depreciation)                     (39,612)
                                                                    ------------
                                                                    $     70,745
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.90           62    $      55            1.25%          -42.3%
12/31/07         1.56           29           45            1.25%            9.8%
12/31/06         1.42            6            8            1.25%           11.0%
12/31/05         1.28           -            -             1.25%            5.8%
12/31/04         1.21           -            -             1.25%            4.3%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.91           17    $      15            1.00%          -42.2%
12/31/07         1.58           -            -             1.00%           10.0%
12/31/06         1.43           -            -             1.00%           11.3%
12/31/05         1.29           -            -             1.00%            5.8%
12/31/04         1.22           -            -             1.00%            4.3%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.92           -     $      -             0.75%          -42.1%
12/31/07         1.59           -            -             0.75%           10.3%
12/31/06         1.44           -            -             0.75%           11.6%
12/31/05         1.29           -            -             0.75%            6.1%
12/31/04         1.22           -            -             0.75%            4.5%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.94           -     $      -             0.50%          -41.9%
12/31/07         1.61           -            -             0.50%           10.6%
12/31/06         1.46           -            -             0.50%           11.8%
12/31/05         1.30           -            -             0.50%            6.4%
12/31/04         1.22           -            -             0.50%            4.8%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.95           -     $      -             0.25%          -41.8%
12/31/07         1.63           -            -             0.25%           10.9%
12/31/06         1.47           -            -             0.25%           12.1%
12/31/05         1.31           -            -             0.25%            6.6%
12/31/04         1.23           -            -             0.25%            5.1%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.97           -     $      -             0.00%          -41.6%
12/31/07         1.67           -            -             0.00%           11.1%
12/31/06         1.50           -            -             0.00%           12.4%
12/31/05         1.33           -            -             0.00%            6.9%
12/31/04         1.25           -            -             0.00%            5.3%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007       2006       2005
0.5%       0.1%       0.1%       0.0%

                             AUL American Unit Trust
                                    Fidelity
                                 Advisor Mid Cap

--------------------------------------------------------------------------------
                              STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      133,429  $      261,908          11,945
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $      133,429
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      133,429         137,379  $         0.97
Band 100                                     -               -              0.98
Band 75                                      -               -              1.00
Band 50                                      -               -              1.01
Band 25                                      -               -              1.02
Band 0                                       -               -              1.05
                                  --------------  --------------
Total                             $      133,429         137,379
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $          -
  Mortality & expense charges                                             (2,280)
                                                                  --------------
  Net investment income (loss)                                            (2,280)
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                (7,927)
  Realized gain distributions                                              1,224
  Net change in unrealized appreciation (depreciation)                  (118,787)
                                                                  --------------
  Net gain (loss)                                                       (125,490)
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (127,770)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2008          12/31/2007
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $      (2,280)      $      (3,616)
  Net realized gain (loss)                                         (7,927)             31,207
  Realized gain distributions                                       1,224              31,832
  Net change in unrealized appreciation (depreciation)           (118,787)            (21,678)
                                                            -------------       -------------
Increase (decrease) in net assets from operations                (127,770)             37,745
                                                            -------------       -------------
Contract owner transactions:
  Proceeds from units sold                                         74,719              85,348
  Cost of units redeemed                                          (34,347)           (325,875)
                                                            -------------       -------------
  Increase (decrease)                                              40,372            (240,527)
                                                            -------------       -------------
Net increase (decrease)                                           (87,398)           (202,782)
Net assets, beginning                                             220,827             423,609
                                                            -------------       -------------
Net assets, ending                                          $     133,429       $     220,827
                                                            =============       =============
Units sold                                                         51,204              43,961
Units redeemed                                                    (20,645)           (158,754)
                                                            -------------       -------------
Net increase (decrease)                                            30,559            (114,793)
Units outstanding, beginning                                      106,820             221,613
                                                            -------------       -------------
Units outstanding, ending                                         137,379             106,820
                                                            =============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                            $    607,315
Cost of units redeemed                                                  (476,554)
Net investment income (loss)                                             (14,683)
Net realized gain (loss)                                                  37,564
Realized gain distributions                                              108,266
Net change in unrealized appreciation (depreciation)                    (128,479)
                                                                    ------------
                                                                    $    133,429
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $    0.97            137   $      133           1.25%          -53.0%
12/31/07        2.07            107          221           1.25%            8.1%
12/31/06        1.91            222          424           1.25%           11.8%
12/31/05        1.71            189          323           1.25%            6.9%
12/31/04        1.60            138          220           1.25%           14.3%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $    0.98            -     $      -             1.00%          -52.9%
12/31/07        2.09            -            -             1.00%            8.4%
12/31/06        1.93            -            -             1.00%           11.9%
12/31/05        1.72            -            -             1.00%            7.0%
12/31/04        1.61            -            -             1.00%           14.9%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $    1.00            -     $      -             0.75%          -52.8%
12/31/07        2.11            -            -             0.75%            8.7%
12/31/06        1.94            -            -             0.75%           12.2%
12/31/05        1.73            -            -             0.75%            7.3%
12/31/04        1.61            -            -             0.75%           15.2%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $    1.01            -     $      -             0.50%          -52.7%
12/31/07        2.13            -            -             0.50%            9.0%
12/31/06        1.96            -            -             0.50%           12.4%
12/31/05        1.74            -            -             0.50%            7.5%
12/31/04        1.62            -            -             0.50%           15.4%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $    1.02            -     $      -             0.25%          -52.5%
12/31/07        2.16            -            -             0.25%            9.2%
12/31/06        1.97            -            -             0.25%           12.7%
12/31/05        1.75            -            -             0.25%            7.8%
12/31/04        1.62            -            -             0.25%           15.7%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $    1.05            -     $      -             0.00%          -52.4%
12/31/07        2.20            -            -             0.00%            9.5%
12/31/06        2.01            -            -             0.00%           13.0%
12/31/05        1.78            -            -             0.00%            8.1%
12/31/04        1.65            -            -             0.00%           16.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007       2006       2005       2004
0.0%       0.0%       0.0%       0.0%       0.0%

                             AUL American Unit Trust
                                    Fidelity
                                Advisor Overseas

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $          724  $        1,313             53
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $          724
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $          724             709  $         1.02
Band 100                                     -               -              1.03
Band 75                                      -               -              1.05
Band 50                                      -               -              1.06
Band 25                                      -               -              1.07
Band 0                                       -               -              1.08
                                  --------------  --------------
Total                             $          724             709
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $           10
  Mortality & expense charges                                               (404)
                                                                  --------------
  Net investment income (loss)                                              (394)
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                (6,742)
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                   (12,063)
                                                                  --------------
  Net gain (loss)                                                        (18,805)
                                                                  --------------
Increase (decrease) in net assets from operations                 $      (19,199)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2008          12/31/2007
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $        (394)      $         (82)
  Net realized gain (loss)                                         (6,742)              2,818
  Realized gain distributions                                         -                 3,216
  Net change in unrealized appreciation (depreciation)            (12,063)                374
                                                            -------------       -------------
Increase (decrease) in net assets from operations                 (19,199)              6,326
                                                            -------------       -------------
Contract owner transactions:
  Proceeds from units sold                                        (25,965)                -
  Cost of units redeemed                                           (1,040)            (11,500)
                                                            -------------       -------------
  Increase (decrease)                                             (27,005)            (11,500)
                                                            -------------       -------------
Net increase (decrease)                                           (46,204)             (5,174)
Net assets, beginning                                              46,928              52,102
                                                            -------------       -------------
Net assets, ending                                          $         724       $      46,928
                                                            =============       =============
Units sold                                                             (1)                -
Units redeemed                                                    (25,097)             (7,241)
Net increase (decrease)                                           (25,098)             (7,241)
Units outstanding, beginning                                       25,807              33,048
                                                            -------------       -------------
Units outstanding, ending                                             709              25,807
                                                            =============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                            $     20,385
Cost of units redeemed                                                   (21,637)
Net investment income (loss)                                                (921)
Net realized gain (loss)                                                  (2,799)
Realized gain distributions                                                6,285
Net change in unrealized appreciation (depreciation)                        (589)
                                                                    ------------
                                                                    $        724
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.02           1     $        1           1.25%          -43.8%
12/31/07         1.82          26             47           1.25%           15.4%
12/31/06         1.58          33             52           1.25%           17.6%
12/31/05         1.34          36             48           1.25%           12.6%
12/31/04         1.19          28             33           1.25%           19.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.03          -      $       -            1.00%          -43.7%
12/31/07         1.83          -              -            1.00%           15.6%
12/31/06         1.59          -              -            1.00%           17.6%
12/31/05         1.35          -              -            1.00%           13.2%
12/31/04         1.19          -              -            1.00%           19.2%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.05          -      $       -            0.75%          -43.6%
12/31/07         1.85          -              -            0.75%           15.9%
12/31/06         1.60          -              -            0.75%           17.9%
12/31/05         1.35          -              -            0.75%           13.5%
12/31/04         1.19          -              -            0.75%           19.4%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.06          -      $       -            0.50%          -43.4%
12/31/07         1.87          -              -            0.50%           16.2%
12/31/06         1.61          -              -            0.50%           18.2%
12/31/05         1.36          -              -            0.50%           13.8%
12/31/04         1.20          -              -            0.50%           19.6%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.07          -      $       -            0.25%          -43.3%
12/31/07         1.89          -              -            0.25%           16.5%
12/31/06         1.62          -              -            0.25%           18.5%
12/31/05         1.37          -              -            0.25%           14.0%
12/31/04         1.20          -              -            0.25%           19.8%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.08          -      $       -            0.00%          -43.1%
12/31/07         1.90          -              -            0.00%           16.8%
12/31/06         1.63          -              -            0.00%           18.8%
12/31/05         1.37          -              -            0.00%           14.3%
12/31/04         1.20          -              -            0.00%           20.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007       2006       2005       2004
0.0%       1.0%       0.9%       0.7%       0.0%

                             AUL American Unit Trust
                                    Fidelity
                                Advisor Small Cap

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    4,242,171  $    5,626,815         252,961
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $   4,242,171
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $    3,775,800       2,403,529  $         1.57
Band 100                                      89              56            1.59
Band 75                                      -               -              1.61
Band 50                                  164,810         100,859            1.63
Band 25                                      -               -              1.66
Band 0                                   301,472         177,289            1.70
                                  --------------  --------------
Total                             $    4,242,171       2,681,733
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $          -
  Mortality & expense charges                                            (47,352)
                                                                  --------------
  Net investment income (loss)                                           (47,352)
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                               (66,102)
  Realized gain distributions                                            183,348
  Net change in unrealized appreciation (depreciation)                (1,501,488)
                                                                  --------------
  Net gain (loss)                                                     (1,384,242)
                                                                  --------------
Increase (decrease) in net assets from operations                 $   (1,431,594)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2008          12/31/2007
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $     (47,352)      $      41,617
  Net realized gain (loss)                                        (66,102)            (66,565)
  Realized gain distributions                                     183,348             148,318
  Net change in unrealized appreciation (depreciation)         (1,501,488)            271,581
                                                            -------------       -------------
Increase (decrease) in net assets from operations              (1,431,594)            394,951
                                                            -------------       -------------
Contract owner transactions:
  Proceeds from units sold                                      3,004,669           1,875,119
  Cost of units redeemed                                       (1,500,013)         (1,392,927)
                                                            -------------       -------------
  Increase (decrease)                                           1,504,656             482,192
                                                            -------------       -------------
Net increase (decrease)                                            73,062             877,143
Net assets, beginning                                           4,169,109           3,291,966
                                                            -------------       -------------
Net assets, ending                                          $   4,242,171       $   4,169,109
                                                            =============       =============
Units sold                                                      1,584,404             885,944
Units redeemed                                                   (804,238)           (658,278)
                                                            -------------       -------------
Net increase (decrease)                                           780,166             227,666
Units outstanding, beginning                                    1,901,567           1,673,901
                                                            -------------       -------------
Units outstanding, ending                                       2,681,733           1,901,567
                                                            =============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                            $  8,971,965
Cost of units redeemed                                                (4,037,571)
Net investment income (loss)                                             (49,873)
Net realized gain (loss)                                                (144,773)
Realized gain distributions                                              887,067
Net change in unrealized appreciation (depreciation)                  (1,384,644)
                                                                    ------------
                                                                    $  4,242,171
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.57         2,404   $    3,776           1.25%          -27.8%
12/31/07         2.18         1,664        3,623           1.25%           11.2%
12/31/06         1.96         1,502        2,940           1.25%            8.1%
12/31/05         1.81           950        1,720           1.25%            5.8%
12/31/04         1.71           157          268           1.25%           22.1%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.59             0   $        0           1.00%          -27.7%
12/31/07         2.20           -            -             1.00%           11.5%
12/31/06         1.97           -            -             1.00%            8.6%
12/31/05         1.82           -            -             1.00%            6.0%
12/31/04         1.72           -            -             1.00%           22.5%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.61           -     $      -             0.75%          -27.5%
12/31/07         2.22           -            -             0.75%           11.8%
12/31/06         1.99           -            -             0.75%            8.9%
12/31/05         1.83           -            -             0.75%            6.2%
12/31/04         1.72           -            -             0.75%           22.8%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.63           101   $      165           0.50%          -27.3%
12/31/07         2.25            86          194           0.50%           12.1%
12/31/06         2.01            73          146           0.50%            9.1%
12/31/05         1.84           -            -             0.50%            6.5%
12/31/04         1.73           -            -             0.50%           23.2%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.66           -     $      -             0.25%          -27.1%
12/31/07         2.27           -            -             0.25%           12.4%
12/31/06         2.02           -            -             0.25%            9.4%
12/31/05         1.85           -            -             0.25%            6.8%
12/31/04         1.73           -            -             0.25%           23.5%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.70            18   $      301           0.00%          -26.9%
12/31/07         2.33           152          353           0.00%           12.6%
12/31/06         2.07           100          206           0.00%            9.7%
12/31/05         1.88           -            -             0.00%            7.0%
12/31/04         1.76           -            -             0.00%           23.8%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007       2006       2005       2004
0.0%       0.0%       0.0%       0.0%       0.0%

                             AUL American Unit Trust
                                    Fidelity
                              Advisor Equity Growth

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      667,337  $    1,045,681          19,547
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $      667,337
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      259,641         340,137  $         0.76
Band 100                                     -               -              0.77
Band 75                                      -               -              0.78
Band 50                                  407,696         515,867            0.79
Band 25                                      -               -              0.80
Band 0                                       -               -              0.81
                                  --------------  --------------
Total                             $      667,337         856,004
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $          -
  Mortality & expense charges                                             (7,343)
                                                                  --------------
  Net investment income (loss)                                            (7,343)
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                20,928
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                  (590,360)
                                                                  --------------
  Net gain (loss)                                                       (569,432)
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (576,775)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended         Year ended
                                                               12/31/2008         12/31/2007
                                                             ------------      -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               $     (7,343)     $      (5,629)
  Net realized gain (loss)                                         20,928             25,823
  Realized gain distributions                                         -                  -
  Net change in unrealized appreciation
  (depreciation)                                                 (590,360)           165,000
                                                             ------------      -------------
Increase (decrease) in net assets from operations                (576,775)           185,194
                                                             ------------      -------------
Contract owner transactions:
  Proceeds from units sold                                        403,000            420,742
  Cost of units redeemed                                         (222,744)          (151,196)
                                                             ------------      -------------
  Increase (decrease)                                             180,256            269,546
                                                             ------------      -------------
Net increase (decrease)                                          (396,519)           454,740
Net assets, beginning                                           1,063,856            609,116
                                                             ------------      -------------
Net assets, ending                                           $    667,337      $   1,063,856
                                                             ============      =============
Units sold                                                        330,238            318,475
Units redeemed                                                   (189,590)          (113,390)
                                                             ------------      -------------
Net increase (decrease)                                           140,648            205,085
Units outstanding, beginning                                      715,356            510,271
                                                             ------------      -------------
Units outstanding, ending                                         856,004            715,356
                                                             ============      =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                          $    1,466,345
Cost of units redeemed                                                  (453,436)
Net investment income (loss)                                             (14,709)
Net realized gain (loss)                                                  47,481
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                    (378,344)
                                                                  --------------
                                                                  $      667,337
                                                                  ==============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.76           340   $      260           1.25%          -47.7%
12/31/07         1.46           227          331           1.25%           24.5%
12/31/06         1.17            36           43           1.25%            4.7%
12/31/05         1.12             2            2           1.25%            4.7%
12/31/04         1.07           -            -             1.25%            7.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.77           -     $      -             1.00%          -47.6%
12/31/07         1.47           -            -             1.00%           24.8%
12/31/06         1.18           -            -             1.00%            5.3%
12/31/05         1.12           -            -             1.00%            4.0%
12/31/04         1.08           -            -             1.00%            7.8%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.78           -     $      -             0.75%          -47.4%
12/31/07         1.49           -            -             0.75%           25.1%
12/31/06         1.19           -            -             0.75%            5.5%
12/31/05         1.13           -            -             0.75%            4.3%
12/31/04         1.08           -            -             0.75%            7.9%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.79           516   $      408           0.50%          -47.3%
12/31/07         1.50           488          733           0.50%           25.5%
12/31/06         1.20           474          566           0.50%            5.8%
12/31/05         1.13           -            -             0.50%            4.5%
12/31/04         1.08           -            -             0.50%            8.1%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.80           -     $      -             0.25%          -47.2%
12/31/07         1.51           -            -             0.25%           25.8%
12/31/06         1.20           -            -             0.25%            6.1%
12/31/05         1.13           -            -             0.25%            4.8%
12/31/04         1.08           -            -             0.25%            8.3%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.81           -     $      -             0.00%          -47.0%
12/31/07         1.53           -            -             0.00%           26.1%
12/31/06         1.21           -            -             0.00%            6.3%
12/31/05         1.14           -            -             0.00%            5.0%
12/31/04         1.08           -            -             0.00%            8.4%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008        2007        2006        2005        2004
0.0%        0.0%        0.0%        0.0%        0.0%

                             AUL American Unit Trust
                                    Fidelity
                       Advisor Int'l Capital Appreciation

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $          758  $        1,920             120
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $          758
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $          758           1,009  $         0.75
Band 100                                     -               -              0.76
Band 75                                      -               -              0.77
Band 50                                      -               -              0.78
Band 25                                      -               -              0.79
Band 0                                       -               -              0.80
                                  --------------  --------------
Total                             $          758           1,009
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $            1
  Mortality & expense charges                                                (15)
                                                                  --------------
  Net investment income (loss)                                               (14)
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                   (14)
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                      (782)
                                                                  --------------
  Net gain (loss)                                                           (796)
                                                                  --------------
Increase (decrease) in net assets from operations                 $         (810)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended         Year ended
                                                               12/31/2008         12/31/2007
                                                             ------------      -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               $        (14)     $         (21)
  Net realized gain (loss)                                            (14)                 1
  Realized gain distributions                                         -                  366
  Net change in unrealized appreciation
  (depreciation)                                                     (782)              (269)
                                                             ------------      -------------
Increase (decrease) in net assets from operations                    (810)                77
                                                             ------------      -------------
Contract owner transactions:
  Proceeds from units sold                                            -                  -
  Cost of units redeemed                                              -                 (311)
                                                             ------------      -------------
  Increase (decrease)                                                 -                 (311)
                                                             ------------      -------------
Net increase (decrease)                                              (810)              (234)
Net assets, beginning                                               1,568              1,802
                                                             ------------      -------------
Net assets, ending                                           $        758      $       1,568
                                                             ============      =============
Units sold                                                             (0)               -
Units redeemed                                                        -                 (192)
                                                             ------------      -------------
Net increase (decrease)                                                (0)              (192)
Units outstanding, beginning                                        1,009              1,201
                                                             ------------      -------------
Units outstanding, ending                                           1,009              1,009
                                                             ============      =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                          $        1,622
Cost of units redeemed                                                      (478)
Net investment income (loss)                                                 (51)
Net realized gain (loss)                                                     (14)
Realized gain distributions                                                  841
Net change in unrealized appreciation (depreciation)                      (1,162)
                                                                  --------------
                                                                  $          758
                                                                  ==============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08    $    0.75             1   $        1           1.25%          -51.6%
12/31/07         1.55             1            2           1.25%            3.1%
12/31/06         1.51             1            2           1.25%           13.3%
12/31/05         1.33             2            2           1.25%           33.0%
05/17/05         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.76           -     $      -             1.00%          -51.5%
12/31/07         1.57           -            -             1.00%            3.3%
12/31/06         1.52           -            -             1.00%           13.3%
12/31/05         1.34           -            -             1.00%           33.9%
05/17/05         1.00           -            -             1.00%            0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.77           -     $      -             0.75%          -51.4%
12/31/07         1.58           -            -             0.75%            3.6%
12/31/06         1.53           -            -             0.75%           13.6%
12/31/05         1.34           -            -             0.75%           34.4%
05/17/05         1.00           -            -             0.75%            0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.78           -     $      -             0.50%          -51.3%
12/31/07         1.60           -            -             0.50%            3.9%
12/31/06         1.54           -            -             0.50%           13.9%
12/31/05         1.35           -            -             0.50%           35.0%
05/17/05         1.00           -            -             0.50%            0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.79           -     $      -             0.25%          -51.2%
12/31/07         1.61           -            -             0.25%            4.1%
12/31/06         1.55           -            -             0.25%           14.2%
12/31/05         1.36           -            -             0.25%           35.5%
05/17/05         1.00           -            -             0.25%            0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.80           -     $      -            0.00%           -51.0%
12/31/07         1.63           -            -            0.00%             4.4%
12/31/06         1.56           -            -            0.00%            14.5%
12/31/05         1.36           -            -            0.00%            36.1%
05/17/05         1.00           -            -            0.00%             0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008        2007        2006        2005
0.1%        0.0%        0.4%        1.1%

                             AUL American Unit Trust
                                    Fidelity
                              Advisor New Insights

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      901,943  $    1,228,492          68,019
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $      901,943
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      882,592         946,901  $         0.93
Band 100                                  19,351          20,574            0.94
Band 75                                      -               -              0.95
Band 50                                      -               -              0.96
Band 25                                      -               -              0.97
Band 0                                       -               -              0.98
                                  --------------  --------------
Total                             $      901,943         967,475
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $          -
  Mortality & expense charges                                            (11,913)
                                                                  --------------
  Net investment income (loss)                                           (11,913)
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                 9,497
  Realized gain distributions                                              5,634
  Net change in unrealized appreciation (depreciation)                  (487,614)
                                                                  --------------
  Net gain (loss)                                                       (472,483)
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (484,396)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended         Year ended
                                                               12/31/2008         12/31/2007
                                                             ------------      -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               $    (11,913)     $     (11,696)
  Net realized gain (loss)                                          9,497             17,911
  Realized gain distributions                                       5,634             18,541
  Net change in unrealized appreciation
  (depreciation)                                                 (487,614)           132,779
                                                             ------------      -------------
Increase (decrease) in net assets from operations                (484,396)           157,535
                                                             ------------      -------------
Contract owner transactions:
  Proceeds from units sold                                        868,095            219,030
  Cost of units redeemed                                         (524,447)          (164,264)
                                                             ------------      -------------
  Increase (decrease)                                             343,648             54,766
                                                             ------------      -------------
Net increase (decrease)                                          (140,748)           212,301
Net assets, beginning                                           1,042,691            830,390
                                                             ------------      -------------
Net assets, ending                                           $    901,943      $   1,042,691
                                                             ============      =============
Units sold                                                        692,989            157,494
Units redeemed                                                   (409,004)          (119,018)
                                                             ------------      -------------
Net increase (decrease)                                           283,985             38,476
Units outstanding, beginning                                      683,490            645,014
                                                             ------------      -------------
Units outstanding, ending                                         967,475            683,490
                                                             ============      =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                          $    2,307,731
Cost of units redeemed                                                (1,092,564)
Net investment income (loss)                                             (31,235)
Net realized gain (loss)                                                  18,897
Realized gain distributions                                               25,663
Net change in unrealized appreciation (depreciation)                    (326,549)
                                                                  --------------
                                                                  $      901,943
                                                                  ==============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.93           947   $      883           1.25%          -38.9%
12/31/07         1.53           683        1,043           1.25%           18.5%
12/31/06         1.29           645          830           1.25%            9.1%
12/31/05         1.18            30           35           1.25%           18.0%
05/20/05         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.94            21   $       19           1.00%          -38.7%
12/31/07         1.54           -            -             1.00%           18.8%
12/31/06         1.29           -            -             1.00%            9.8%
12/31/05         1.18           -            -             1.00%           17.7%
05/20/05         1.00           -            -             1.00%            0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.95           -     $      -             0.75%          -38.6%
12/31/07         1.55           -            -             0.75%           19.1%
12/31/06         1.30           -            -             0.75%           10.1%
12/31/05         1.18           -            -             0.75%           17.9%
05/20/05         1.00           -            -             0.75%            0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.96           -     $      -             0.50%          -38.4%
12/31/07         1.56           -            -             0.50%           19.4%
12/31/06         1.30           -            -             0.50%           10.4%
12/31/05         1.18           -            -             0.50%           18.1%
05/20/05         1.00           -            -             0.50%            0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.97           -     $      -             0.25%          -38.3%
12/31/07         1.57           -            -             0.25%           19.7%
12/31/06         1.31           -            -             0.25%           10.6%
12/31/05         1.18           -            -             0.25%           18.3%
05/20/05         1.00           -            -             0.25%            0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.98           -     $      -             0.00%          -38.1%
12/31/07         1.58           -            -             0.00%           20.0%
12/31/06         1.31           -            -             0.00%           10.9%
12/31/05         1.18           -            -             0.00%           18.4%
05/20/05         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007       2006       2005
0.0%       0.0%       0.0%       0.0%

                             AUL American Unit Trust
                                    Fidelity
                                  Freedom 2010

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    4,748,031  $    6,185,199         552,096
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $    4,748,031
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $    3,818,662       4,472,109  $         0.85
Band 100                                 477,927         554,361            0.86
Band 75                                      -               -              0.87
Band 50                                      -               -              0.88
Band 25                                      -               -              0.89
Band 0                                   451,442         503,935            0.90
                                  --------------  --------------
Total                             $    4,748,031       5,530,405
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $      122,408
  Mortality & expense charges                                            (47,205)
                                                                  --------------
  Net investment income (loss)                                            75,203
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                              (305,732)
  Realized gain distributions                                            111,320
  Net change in unrealized appreciation (depreciation)                (1,386,625)
                                                                  --------------
  Net gain (loss)                                                     (1,581,037)
                                                                  --------------
Increase (decrease) in net assets from operations                 $   (1,505,834)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended         Year ended
                                                               12/31/2008         12/31/2007
                                                             ------------      -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               $     75,203      $      41,307
  Net realized gain (loss)                                       (305,732)            56,712
  Realized gain distributions                                     111,320             31,433
  Net change in unrealized appreciation
  (depreciation)                                               (1,386,625)           (67,532)
                                                             ------------      -------------
Increase (decrease) in net assets from operations              (1,505,834)            61,920
                                                             ------------      -------------
Contract owner transactions:
  Proceeds from units sold                                      4,697,076          3,859,172
  Cost of units redeemed                                       (1,751,413)        (1,387,361)
                                                             ------------      -------------
  Increase (decrease)                                           2,945,663          2,471,811
                                                             ------------      -------------
Net increase (decrease)                                         1,439,829          2,533,731
Net assets, beginning                                           3,308,202            774,471
                                                             ------------      -------------
Net assets, ending                                           $  4,748,031      $   3,308,202
                                                             ============      =============
Units sold                                                      4,521,342          3,295,498
Units redeemed                                                 (1,783,811)        (1,193,572)
                                                             ------------      -------------
Net increase (decrease)                                         2,737,531          2,101,926
Units outstanding, beginning                                    2,792,874            690,948
                                                             ------------      -------------
Units outstanding, ending                                       5,530,405          2,792,874
                                                             ============      =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                          $    9,309,049
Cost of units redeemed                                                (3,150,972)
Net investment income (loss)                                             126,830
Net realized gain (loss)                                                (248,452)
Realized gain distributions                                              148,744
Net change in unrealized appreciation (depreciation)                  (1,437,168)
                                                                  --------------
                                                                  $    4,748,031
                                                                  ==============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.85         4,472   $    3,819           1.25%          -27.7%
12/31/07         1.18         2,560        3,024           1.25%            5.8%
12/31/06         1.12           557          622           1.25%            7.3%
12/31/05         1.04            20           21           1.25%            4.0%
03/01/05         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.86           554   $      478           1.00%          -27.5%
12/31/07         1.19             8            9           1.00%            6.1%
12/31/06         1.12             4            4           1.00%            8.0%
12/31/05         1.04           -            -             1.00%            3.9%
03/01/05         1.00           -            -             1.00%            0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.87           -     $      -             0.75%          -27.3%
12/31/07         1.20           -            -             0.75%            6.4%
12/31/06         1.13           -            -             0.75%            8.2%
12/31/05         1.04           -            -             0.75%            4.1%
03/01/05         1.00           -            -             0.75%            0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.88           -     $      -             0.50%          -27.2%
12/31/07         1.21           -            -             0.50%            6.6%
12/31/06         1.13           -            -             0.50%            8.5%
12/31/05         1.04           -            -             0.50%            4.3%
03/01/05         1.00           -            -             0.50%            0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.89           -     $      -             0.25%          -27.0%
12/31/07         1.22           -            -             0.25%            6.9%
12/31/06         1.14           -            -             0.25%            8.8%
12/31/05         1.05           -            -             0.25%            4.5%
03/01/05         1.00           -            -             0.25%            0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.90           504   $      451           0.00%          -26.8%
12/31/07         1.22           225          275           0.00%            7.2%
12/31/06         1.14           130          148           0.00%            9.0%
12/31/05         1.05           -            -             0.00%            4.7%
03/01/05         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008        2007        2006        2005
3.0%        3.1%        3.3%        1.9%

                             AUL American Unit Trust
                                    Fidelity
                                  Freedom 2015

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    5,417,138  $    7,132,015         637,310
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $    5,417,138
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $    5,150,711       6,035,674  $         0.85
Band 100                                  11,257          13,065            0.86
Band 75                                      -               -              0.87
Band 50                                      -               -              0.88
Band 25                                      -               -              0.89
Band 0                                   255,170         285,007            0.90
                                  --------------  --------------
Total                             $    5,417,138       6,333,746
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $      136,715
  Mortality & expense charges                                            (50,837)
                                                                  --------------
  Net investment income (loss)                                            85,878
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                               (52,163)
  Realized gain distributions                                            134,177
  Net change in unrealized appreciation (depreciation)                (1,733,368)
                                                                  --------------
  Net gain (loss)                                                     (1,651,354)
                                                                  --------------
Increase (decrease) in net assets from operations                 $   (1,565,476)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended         Year ended
                                                               12/31/2008         12/31/2007
                                                             ------------      -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               $     85,878      $      26,061
  Net realized gain (loss)                                        (52,163)            57,503
  Realized gain distributions                                     134,177             36,872
  Net change in unrealized appreciation
  (depreciation)                                               (1,733,368)           (24,523)
                                                             ------------      -------------
Increase (decrease) in net assets from operations              (1,565,476)            95,913
                                                             ------------      -------------
Contract owner transactions:
  Proceeds from units sold                                      4,636,135          2,492,467
  Cost of units redeemed                                         (594,384)          (615,709)
                                                             ------------      -------------
  Increase (decrease)                                           4,041,751          1,876,758
                                                             ------------      -------------
Net increase (decrease)                                         2,476,275          1,972,671
Net assets, beginning                                           2,940,863            968,192
                                                             ------------      -------------
Net assets, ending                                           $  5,417,138      $   2,940,863
                                                             ============      =============
Units sold                                                      4,517,252          2,082,033
Units redeemed                                                   (605,922)          (506,403)
                                                             ------------      -------------
Net increase (decrease)                                         3,911,330          1,575,630
Units outstanding, beginning                                    2,422,416            846,786
                                                             ------------      -------------
Units outstanding, ending                                       6,333,746          2,422,416
                                                             ============      =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                          $    8,104,134
Cost of units redeemed                                                (1,283,009)
Net investment income (loss)                                             122,380
Net realized gain (loss)                                                  10,072
Realized gain distributions                                              178,438
Net change in unrealized appreciation (depreciation)                  (1,714,877)
                                                                  --------------
                                                                  $    5,417,138
                                                                  ==============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.85         6,036   $    5,151           1.25%          -29.5%
12/31/07         1.21         2,213        2,679           1.25%            6.2%
12/31/06         1.14           716          816           1.25%            8.5%
12/31/05         1.05            93           98           1.25%            5.0%
03/01/05         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.86            13   $       11           1.00%          -29.3%
12/31/07         1.22            12           14           1.00%            6.5%
12/31/06         1.14             5            6           1.00%            9.0%
12/31/05         1.05           -            -             1.00%            5.0%
03/01/05         1.00           -            -             1.00%            0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.87           -     $      -             0.75%          -29.1%
12/31/07         1.23           -            -             0.75%            6.8%
12/31/06         1.15           -            -             0.75%            9.3%
12/31/05         1.05           -            -             0.75%            5.2%
03/01/05         1.00           -            -             0.75%            0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.88           -     $      -             0.50%          -29.0%
12/31/07         1.24           -            -             0.50%            7.0%
12/31/06         1.16           -            -             0.50%            9.6%
12/31/05         1.05           -            -             0.50%            5.4%
03/01/05         1.00           -            -             0.50%            0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.89           -     $      -             0.25%          -28.8%
12/31/07         1.25           -            -             0.25%            7.3%
12/31/06         1.16           -            -             0.25%            9.8%
12/31/05         1.06           -            -             0.25%            5.6%
03/01/05         1.00           -            -             0.25%            0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.90           285   $      255           0.00%          -28.6%
12/31/07         1.25           198          248           0.00%            7.6%
12/31/06         1.17           126          146           0.00%           10.1%
12/31/05         1.06           -            -             0.00%            5.9%
03/01/05         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008        2007          2006        2005
3.3%        2.6%          2.6%        1.5%

                             AUL American Unit Trust
                                    Fidelity
                                  Freedom 2020

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    8,579,256  $   12,239,303       1,002,249
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $    8,579,256
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $    6,704,903       8,317,685  $         0.81
Band 100                                 715,955         879,690            0.81
Band 75                                      -               -              0.82
Band 50                                      -               -              0.83
Band 25                                      -               -              0.84
Band 0                                 1,158,398       1,369,723            0.85
                                  --------------  --------------
Total                             $    8,579,256      10,567,098
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $      200,206
  Mortality & expense charges                                            (78,254)
                                                                  --------------
  Net investment income (loss)                                           121,952
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                              (247,435)
  Realized gain distributions                                            268,197
  Net change in unrealized appreciation (depreciation)                (3,582,903)
                                                                  --------------
  Net gain (loss)                                                     (3,562,141)
                                                                  --------------
Increase (decrease) in net assets from operations                 $   (3,440,189)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended         Year ended
                                                               12/31/2008         12/31/2007
                                                             ------------      -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               $    121,952      $      34,435
  Net realized gain (loss)                                       (247,435)           185,988
  Realized gain distributions                                     268,197             74,371
  Net change in unrealized appreciation
  (depreciation)                                               (3,582,903)          (131,983)
                                                             ------------      -------------
Increase (decrease) in net assets from operations              (3,440,189)           162,811
                                                             ------------      -------------
Contract owner transactions:
  Proceeds from units sold                                      8,930,460          4,992,330
  Cost of units redeemed                                       (2,082,591)        (1,932,082)
                                                             ------------      -------------
  Increase (decrease)                                           6,847,869          3,060,248
                                                             ------------      -------------
Net increase (decrease)                                         3,407,680          3,223,059
Net assets, beginning                                           5,171,576          1,948,517
                                                             ------------      -------------
Net assets, ending                                           $  8,579,256      $   5,171,576
                                                             ============      =============
Units sold                                                      8,480,885          5,665,718
Units redeemed                                                 (2,071,989)        (3,188,221)
                                                             ------------      -------------
Net increase (decrease)                                         6,408,896          2,477,497
Units outstanding, beginning                                    4,158,202          1,680,705
                                                             ------------      -------------
Units outstanding, ending                                      10,567,098          4,158,202
                                                             ============      =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                          $   15,937,752
Cost of units redeemed                                                (4,177,404)
Net investment income (loss)                                             174,059
Net realized gain (loss)                                                 (56,125)
Realized gain distributions                                              361,021
Net change in unrealized appreciation (depreciation)                  (3,660,047)
                                                                  --------------
                                                                  $    8,579,256
                                                                  ==============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.81         8,318   $    6,705           1.25%          -34.7%
12/31/07         1.23         3,336        4,120           1.25%            6.7%
12/31/06         1.16         1,539        1,781           1.25%           10.2%
12/31/05         1.05            40           42           1.25%            5.0%
03/01/05         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.81           880   $      716           1.00%          -34.6%
12/31/07         1.24            10           12           1.00%            7.0%
12/31/06         1.16             5            6           1.00%           10.2%
12/31/05         1.05           -            -             1.00%            5.5%
03/01/05         1.00           -            -             1.00%            0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.82          -      $     -              0.75%          -34.4%
12/31/07         1.25          -            -              0.75%            7.3%
12/31/06         1.17          -            -              0.75%           10.5%
12/31/05         1.06          -            -              0.75%            5.7%
03/01/05         1.00          -            -              0.75%            0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.83          -      $     -              0.50%          -34.2%
12/31/07         1.26          -            -              0.50%            7.5%
12/31/06         1.17          -            -              0.50%           10.7%
12/31/05         1.06          -            -              0.50%            5.9%
03/01/05         1.00          -            -              0.50%            0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.84          -      $     -              0.25%          -34.1%
12/31/07         1.27          -            -              0.25%            7.8%
12/31/06         1.18          -            -              0.25%           11.0%
12/31/05         1.06          -            -              0.25%            6.2%
03/01/05         1.00          -            -              0.25%            0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.85         1,370   $    1,158           0.00%          -33.9%
12/31/07         1.28           812        1,039           0.00%            8.1%
12/31/06         1.18           137          162           0.00%           11.3%
12/31/05         1.06           -            -             0.00%            6.4%
03/01/05         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008        2007        2006        2005
2.9%        2.1%        2.6%        1.6%

                             AUL American Unit Trust
                                    Fidelity
                                  Freedom 2025

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    4,029,434  $    5,701,658         495,625
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $    4,029,434
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $    3,625,212       4,571,759  $         0.79
Band 100                                  18,559          23,181            0.80
Band 75                                      -               -              0.81
Band 50                                      -               -              0.82
Band 25                                      -               -              0.82
Band 0                                   385,663         463,578            0.83
                                  --------------  --------------
Total                             $    4,029,434       5,058,518
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $       87,281
  Mortality & expense charges                                            (35,851)
                                                                  --------------
  Net investment income (loss)                                            51,430
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                               (29,690)
  Realized gain distributions                                            110,995
  Net change in unrealized appreciation (depreciation)                (1,674,702)
                                                                  --------------
  Net gain (loss)                                                     (1,593,397)
                                                                  --------------
Increase (decrease) in net assets from operations                 $   (1,541,967)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended         Year ended
                                                               12/31/2008         12/31/2007
                                                             ------------      -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               $     51,430      $      12,358
  Net realized gain (loss)                                        (29,690)            60,434
  Realized gain distributions                                     110,995             33,609
  Net change in unrealized appreciation
  (depreciation)                                               (1,674,702)           (26,926)
                                                             ------------      -------------
Increase (decrease) in net assets from operations              (1,541,967)            79,475
                                                             ------------      -------------
Contract owner transactions:
  Proceeds from units sold                                      3,858,760          1,897,439
  Cost of units redeemed                                         (457,655)          (620,052)
                                                             ------------      -------------
  Increase (decrease)                                           3,401,105          1,277,387
                                                             ------------      -------------
Net increase (decrease)                                         1,859,138          1,356,862
Net assets, beginning                                           2,170,296            813,434
                                                             ------------      -------------
Net assets, ending                                           $  4,029,434      $   2,170,296
                                                             ============      =============
Units sold                                                      3,799,308          1,536,633
Units redeemed                                                   (474,103)          (498,958)
                                                             ------------      -------------
Net increase (decrease)                                         3,325,205          1,037,675
Units outstanding, beginning                                    1,733,313            695,638
                                                             ------------      -------------
Units outstanding, ending                                       5,058,518          1,733,313
                                                             ============      =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                          $    6,569,416
Cost of units redeemed                                                (1,122,037)
Net investment income (loss)                                              70,698
Net realized gain (loss)                                                  32,231
Realized gain distributions                                              151,350
Net change in unrealized appreciation (depreciation)                  (1,672,224)
                                                                  --------------
                                                                  $    4,029,434
                                                                  ==============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.79         4,572   $    3,625           1.25%          -36.4%
12/31/07         1.25         1,485        1,850           1.25%            7.0%
12/31/06         1.16           562          654           1.25%            9.9%
12/31/05         1.06            21           22           1.25%            6.0%
03/01/05         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.80            23   $       19           1.00%          -36.2%
12/31/07         1.25            22           28           1.00%            7.3%
12/31/06         1.17            14           17           1.00%           10.6%
12/31/05         1.06           -            -             1.00%            5.8%
03/01/05         1.00           -            -             1.00%            0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.81           -     $      -             0.75%          -36.0%
12/31/07         1.26           -            -             0.75%            7.5%
12/31/06         1.18           -            -             0.75%           10.9%
12/31/05         1.06           -            -             0.75%            6.0%
03/01/05         1.00           -            -             0.75%            0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.82           -     $        -           0.50%          -35.9%
12/31/07         1.27           -              -           0.50%            7.8%
12/31/06         1.18           -              -           0.50%           11.2%
12/31/05         1.06           -              -           0.50%            6.2%
03/01/05         1.00           -              -           0.50%            0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.82           -     $      -             0.25%          -35.7%
12/31/07         1.28           -            -             0.25%            8.1%
12/31/06         1.19           -            -             0.25%           11.4%
12/31/05         1.06           -            -             0.25%            6.4%
03/01/05         1.00           -            -             0.25%            0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.83           464   $      386           0.00%          -35.6%
12/31/07         1.29           226          292           0.00%            8.4%
12/31/06         1.19           119          142           0.00%           11.7%
12/31/05         1.07           -            -             0.00%            6.7%
03/01/05         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008        2007        2006        2005
2.8%        1.9%        2.2%        1.4%

                             AUL American Unit Trust
                                    Fidelity
                                  Freedom 2030

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    6,132,017  $    9,128,714         730,002
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $    6,132,017
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $    4,674,036       6,118,305  $         0.76
Band 100                                 502,521         651,510            0.77
Band 75                                      -               -              0.78
Band 50                                      -               -              0.79
Band 25                                      -               -              0.79
Band 0                                   955,460       1,192,093            0.80
                                  --------------  --------------
Total                             $    6,132,017       7,961,908
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $      120,963
  Mortality & expense charges                                            (53,740)
                                                                  --------------
  Net investment income (loss)                                            67,223
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                              (128,170)
  Realized gain distributions                                            217,625
  Net change in unrealized appreciation (depreciation)                (3,006,019)
                                                                  --------------
  Net gain (loss)                                                     (2,916,564)
                                                                  --------------
Increase (decrease) in net assets from operations                 $   (2,849,341)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended         Year ended
                                                               12/31/2008         12/31/2007
                                                             ------------      -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               $     67,223      $      13,030
  Net realized gain (loss)                                       (128,170)           235,397
  Realized gain distributions                                     217,625             61,907
  Net change in unrealized appreciation
  (depreciation)                                               (3,006,019)           (60,995)
                                                             ------------      -------------
Increase (decrease) in net assets from operations              (2,849,341)           249,339
                                                             ------------      -------------
Contract owner transactions:
  Proceeds from units sold                                      7,031,739          8,737,255
  Cost of units redeemed                                       (1,683,346)        (6,749,871)
                                                             ------------      -------------
  Increase (decrease)                                           5,348,393          1,987,384
                                                             ------------      -------------
Net increase (decrease)                                         2,499,052          2,236,723
Net assets, beginning                                           3,632,965          1,396,242
                                                             ------------      -------------
Net assets, ending                                           $  6,132,017      $   3,632,965
                                                             ============      =============
Units sold                                                      6,780,803         11,485,091
Units redeemed                                                 (1,644,874)        (9,834,069)
                                                             ------------      -------------
Net increase (decrease)                                         5,135,929          1,651,022
Units outstanding, beginning                                    2,825,979          1,174,957
                                                             ------------      -------------
Units outstanding, ending                                       7,961,908          2,825,979
                                                             ============      =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                          $   17,145,903
Cost of units redeemed                                                (8,514,274)
Net investment income (loss)                                              87,119
Net realized gain (loss)                                                 109,150
Realized gain distributions                                              300,816
Net change in unrealized appreciation (depreciation)                  (2,996,697)
                                                                  --------------
                                                                  $    6,132,017
                                                                  ==============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.76         6,118   $    4,674           1.25%          -39.8%
12/31/07         1.27         1,853        2,353           1.25%            7.4%
12/31/06         1.18           908        1,073           1.25%           11.5%
12/31/05         1.06            23           24           1.25%            6.0%
03/01/05         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.77           652   $      503           1.00%          -39.7%
12/31/07         1.28             7            9           1.00%            7.7%
12/31/06         1.19             3            3           1.00%           11.7%
12/31/05         1.06           -            -             1.00%            6.3%
03/01/05         1.00           -            -             1.00%            0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.78           -     $      -             0.75%          -39.5%
12/31/07         1.29           -            -             0.75%            8.0%
12/31/06         1.19           -            -             0.75%           12.0%
12/31/05         1.07           -            -             0.75%            6.5%
03/01/05         1.00           -            -             0.75%            0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.79           -     $        -           0.50%          -39.4%
12/31/07         1.30           -              -           0.50%            8.2%
12/31/06         1.20           -              -           0.50%           12.3%
12/31/05         1.07           -              -           0.50%            6.8%
03/01/05         1.00           -              -           0.50%            0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.79           -     $      -             0.25%          -39.2%
12/31/07         1.31           -            -             0.25%            8.5%
12/31/06         1.20           -            -             0.25%           12.5%
12/31/05         1.07           -            -             0.25%            7.0%
03/01/05         1.00           -            -             0.25%            0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.80         1,192   $      955           0.00%          -39.1%
12/31/07         1.32           966        1,271           0.00%            8.8%
12/31/06         1.21           264          320           0.00%           12.8%
12/31/05         1.07           -            -             0.00%            7.2%
03/01/05         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008        2007        2006        2005
2.5%        1.5%        2.0%        0.8%

                             AUL American Unit Trust
                                    Fidelity
                                  Freedom 2035

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    2,705,844  $    3,840,813         343,817
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $    2,705,844
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $    1,996,145       2,636,351  $         0.76
Band 100                                  21,810          28,530            0.76
Band 75                                      -               -              0.77
Band 50                                      -               -              0.78
Band 25                                      -               -              0.79
Band 0                                   687,889         865,943            0.79
                                  --------------  --------------
Total                             $    2,705,844       3,530,824
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $       49,665
  Mortality & expense charges                                            (18,164)
                                                                  --------------
  Net investment income (loss)                                            31,501
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                               (42,852)
  Realized gain distributions                                             71,982
  Net change in unrealized appreciation (depreciation)                (1,156,217)
                                                                  --------------
  Net gain (loss)                                                     (1,127,087)
                                                                  --------------
Increase (decrease) in net assets from operations                 $   (1,095,586)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended         Year ended
                                                               12/31/2008         12/31/2007
                                                             ------------      -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               $     31,501      $       3,793
  Net realized gain (loss)                                        (42,852)            33,875
  Realized gain distributions                                      71,982             19,657
  Net change in unrealized appreciation
  (depreciatio)                                                (1,156,217)            (6,589)
                                                             ------------      -------------
Increase (decrease) in net assets from operations              (1,095,586)            50,736
                                                             ------------      -------------
Contract owner transactions:
  Proceeds from units sold                                      2,860,987          1,010,777
  Cost of units redeemed                                         (270,394)          (350,996)
                                                             ------------      -------------
  Increase (decrease)                                           2,590,593            659,781
                                                             ------------      -------------
Net increase (decrease)                                         1,495,007            710,517
Net assets, beginning                                           1,210,837            500,320
                                                             ------------      -------------
Net assets, ending                                           $  2,705,844      $   1,210,837
                                                             ============      =============
Units sold                                                      2,932,400            801,972
Units redeemed                                                   (342,163)          (280,125)
                                                             ------------      -------------
Net increase (decrease)                                         2,590,237            521,847
Units outstanding, beginning                                      940,587            418,740
                                                             ------------      -------------
Units outstanding, ending                                       3,530,824            940,587
                                                             ============      =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                          $    4,342,272
Cost of units redeemed                                                  (629,648)
Net investment income (loss)                                              38,876
Net realized gain (loss)                                                  (8,190)
Realized gain distributions                                               97,503
Net change in unrealized appreciation (depreciation)                  (1,134,969)
                                                                  --------------
                                                                  $    2,705,844
                                                                  ==============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.76         2,636   $    1,996           1.25%          -40.5%
12/31/07         1.27           601          764           1.25%            7.4%
12/31/06         1.18           245          290           1.25%           11.7%
12/31/05         1.06            19           20           1.25%            6.0%
03/01/05         1.00           -              -           1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.76            29   $       22           1.00%          -40.3%
12/31/07         1.28            22           28           1.00%            7.6%
12/31/06         1.19            14           16           1.00%           11.9%
12/31/05         1.06           -            -             1.00%            6.4%
03/01/05         1.00           -            -             1.00%            0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.77           -     $      -             0.75%          -40.2%
12/31/07         1.29           -            -             0.75%            7.9%
12/31/06         1.20           -            -             0.75%           12.1%
12/31/05         1.07           -            -             0.75%            6.6%
03/01/05         1.00           -            -             0.75%            0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.78           -     $        -           0.50%          -40.0%
12/31/07         1.30           -              -           0.50%            8.2%
12/31/06         1.20           -              -           0.50%           12.4%
12/31/05         1.07           -              -           0.50%            6.8%
03/01/05         1.00           -              -           0.50%            0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.79           -     $      -             0.25%          -39.9%
12/31/07         1.31           -            -             0.25%            8.5%
12/31/06         1.21           -            -             0.25%           12.7%
12/31/05         1.07           -            -             0.25%            7.0%
03/01/05         1.00           -            -             0.25%            0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.79           866   $      688           0.00%          -39.7%
12/31/07         1.32           318          419           0.00%            8.7%
12/31/06         1.21           160          194           0.00%           13.0%
12/31/05         1.07           -            -             0.00%            7.2%
03/01/05         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008        2007        2006        2005
2.5%        1.3%        1.9%        1.1%

                             AUL American Unit Trust
                                    Fidelity
                                  Freedom 2040

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    4,645,268  $    7,231,234         555,654
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $    4,645,268
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $    3,141,432       4,208,970  $         0.75
Band 100                                  85,423         113,361            0.75
Band 75                                      -               -              0.76
Band 50                                      -               -              0.77
Band 25                                      -               -              0.78
Band 0                                 1,418,412       1,811,399            0.78
                                  --------------  --------------
Total                             $    4,645,268       6,133,730
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $       88,165
  Mortality & expense charges                                            (36,656)
                                                                  --------------
  Net investment income (loss)                                            51,509
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                               (27,008)
  Realized gain distributions                                            204,440
  Net change in unrealized appreciation (depreciation)                (2,642,870)
                                                                  --------------
  Net gain (loss)                                                     (2,465,438)
                                                                  --------------
Increase (decrease) in net assets from operations                 $   (2,413,929)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended         Year ended
                                                               12/31/2008         12/31/2007
                                                             ------------      -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               $     51,509      $      14,928
  Net realized gain (loss)                                        (27,008)            76,798
  Realized gain distributions                                     204,440             63,562
  Net change in unrealized appreciation
  (depreciation)                                               (2,642,870)             2,760
                                                             ------------      -------------
Increase (decrease) in net assets from operations              (2,413,929)           158,048
                                                             ------------      -------------
Contract owner transactions:
  Proceeds from units sold                                      5,038,661          3,398,621
  Cost of units redeemed                                       (1,442,830)        (1,351,923)
                                                             ------------      -------------
 Increase (decrease)                                            3,595,831          2,046,698
                                                             ------------      -------------
Net increase (decrease)                                         1,181,902          2,204,746
Net assets, beginning                                           3,463,366          1,258,620
                                                             ------------      -------------
Net assets, ending                                           $  4,645,268      $   3,463,366
                                                             ============      =============
Units sold                                                      4,808,208          2,672,929
Units redeemed                                                 (1,334,759)        (1,060,940)
                                                             ------------      -------------
Net increase (decrease)                                         3,473,449          1,611,989
Units outstanding, beginning                                    2,660,281          1,048,292
                                                             ------------      -------------
Units outstanding, ending                                       6,133,730          2,660,281
                                                             ============      =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                          $    9,705,281
Cost of units redeemed                                                (2,885,446)
Net investment income (loss)                                              75,881
Net realized gain (loss)                                                  50,862
Realized gain distributions                                              284,656
Net change in unrealized appreciation (depreciation)                  (2,585,966)
                                                                  --------------
                                                                  $    4,645,268
                                                                  ==============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.75         4,209   $    3,141           1.25%          -41.7%
12/31/07         1.28         1,399        1,791           1.25%            7.5%
12/31/06         1.19           658          784           1.25%           12.3%
12/31/05         1.06            17           18           1.25%            6.0%
03/01/05         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.75           113   $       85           1.00%          -41.5%
12/31/07         1.29             8           11           1.00%            7.8%
12/31/06         1.20             3            4           1.00%           12.3%
12/31/05         1.07           -            -             1.00%            6.5%
03/01/05         1.00           -            -             1.00%            0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.76           -     $      -             0.75%          -41.4%
12/31/07         1.30           -            -             0.75%            8.1%
12/31/06         1.20           -            -             0.75%           12.6%
12/31/05         1.07           -            -             0.75%            6.7%
03/01/05         1.00           -            -             0.75%            0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.77           -     $        -           0.50%          -41.3%
12/31/07         1.31           -              -           0.50%            8.3%
12/31/06         1.21           -              -           0.50%           12.8%
12/31/05         1.07           -              -           0.50%            7.0%
03/01/05         1.00           -              -           0.50%            0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.78           -     $      -             0.25%          -41.1%
12/31/07         1.32           -            -             0.25%            8.6%
12/31/06         1.21           -            -             0.25%           13.1%
12/31/05         1.07           -            -             0.25%            7.2%
03/01/05         1.00           -            -             0.25%            0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.78         1,811   $    1,418           0.00%          -41.0%
12/31/07         1.33         1,252        1,661           0.00%            8.9%
12/31/06         1.22           387          471           0.00%           13.4%
12/31/05         1.07           -            -             0.00%            7.4%
03/01/05         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008        2007        2006        2005
2.2%        1.5%        2.0%        1.4%

                             AUL American Unit Trust
                                    Fidelity
                         Advisor Freedom Income(class T)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      780,472  $      849,996          88,089
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $      780,472
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      775,365         827,093  $         0.94
Band 100                                     -               -              0.95
Band 75                                      -               -              0.96
Band 50                                      -               -              0.96
Band 25                                      -               -              0.97
Band 0                                     5,107           5,193            0.98
                                  --------------  --------------
Total                             $      780,472         832,286
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $       14,367
  Mortality & expense charges                                             (5,394)
                                                                  --------------
  Net investment income (loss)                                             8,973
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                (7,749)
  Realized gain distributions                                              7,699
  Net change in unrealized appreciation (depreciation)                   (68,039)
                                                                  --------------
  Net gain (loss)                                                        (68,089)
                                                                  --------------
Increase (decrease) in net assets from operations                 $      (59,116)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                Year ended         Year ended
                                                                12/31/2008         12/31/2007
                                                            --------------     --------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $        8,973     $        4,497
  Net realized gain (loss)                                          (7,749)               761
  Realized gain distributions                                        7,699                840
  Net change in unrealized appreciation
  (depreciation)                                                   (68,039)            (1,636)
                                                            --------------     --------------
Increase (decrease) in net assets from operations                  (59,116)             4,462
                                                            --------------     --------------
Contract owner transactions:
  Proceeds from units sold                                         791,003            192,956
  Cost of units redeemed                                          (191,896)           (38,455)
                                                            --------------     --------------
  Increase (decrease)                                              599,107            154,501
                                                            --------------     --------------
Net increase (decrease)                                            539,991            158,963
Net assets, beginning                                              240,481             81,518
                                                            --------------     --------------
Net assets, ending                                          $      780,472     $      240,481
                                                            ==============     ==============
Units sold                                                         797,888            176,533
Units redeemed                                                    (184,023)           (34,732)
                                                            --------------     --------------
Net increase (decrease)                                            613,865            141,801
Units outstanding, beginning                                       218,421             76,620
                                                            --------------     --------------
Units outstanding, ending                                          832,286            218,421
                                                            ==============     ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                          $    1,064,577
Cost of units redeemed                                                  (230,359)
Net investment income (loss)                                              14,147
Net realized gain (loss)                                                  (6,984)
Realized gain distributions                                                8,615
Net change in unrealized appreciation (depreciation)                     (69,524)
                                                                  --------------
                                                                  $      780,472
                                                                  ==============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.94           827   $      775           1.25%          -14.9%
12/31/07         1.10           218          240           1.25%            3.8%
12/31/06         1.06            77           82           1.25%            4.0%
12/31/05         1.02           -            -             1.25%            2.0%
03/01/05         1.00           -            -             1.25%            0.0%


                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.95           -     $      -             1.00%          -14.6%
12/31/07         1.11           -            -             1.00%            4.1%
12/31/06         1.07           -            -             1.00%            4.4%
12/31/05         1.02           -            -             1.00%            2.1%
03/01/05         1.00           -            -             1.00%            0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.96           -     $      -             0.75%          -14.4%
12/31/07         1.12           -            -             0.75%            4.3%
12/31/06         1.07           -            -             0.75%            4.7%
12/31/05         1.02           -            -             0.75%            2.3%
03/01/05         1.00           -            -             0.75%            0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.96           -     $      -             0.50%          -14.2%
12/31/07         1.12           -            -             0.50%            4.6%
12/31/06         1.08           -            -             0.50%            4.9%
12/31/05         1.02           -            -             0.50%            2.5%
03/01/05         1.00           -            -             0.50%            0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.97           -     $      -             0.25%          -14.0%
12/31/07         1.13           -            -             0.25%            4.9%
12/31/06         1.08           -            -             0.25%            5.2%
12/31/05         1.03           -            -             0.25%            2.7%
03/01/05         1.00           -            -             0.25%            0.0%

                                   BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.98             5   $        5           0.00%          -13.8%
12/31/07         1.14           -            -             0.00%            5.1%
12/31/06         1.09           -            -             0.00%            5.4%
12/31/05         1.03           -            -             0.00%            2.9%
03/01/05         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008        2007          2006        2005
2.8%        4.2%          2.1%        0.0%

                             AUL American Unit Trust
                                    Fidelity
                       Advisor Fifty (Class A) (unaudited)

--------------------------------------------------------------------------------
                              STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $           -   $          -               -
Receivables: investments sold                 -   ==============  ==============
Payables: investments purchased               -
                                  -------------
Net assets                        $           -
                                  =============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $          -               -    $         0.58
Band 100                                     -               -              0.58
Band 75                                      -               -              0.58
Band 50                                      -               -              0.59
Band 25                                      -               -              0.59
Band 0                                       -               -              0.59
                                  --------------  --------------
Total                             $          -               -
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $          -
  Mortality & expense charges                                                -
                                                                  --------------
  Net investment income (loss)                                               -
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                   -
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                       -
                                                                  --------------
  Net gain (loss)                                                            -
                                                                  --------------
Increase (decrease) in net assets from operations                 $          -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                Year ended         Year ended
                                                                12/31/2008         12/31/2007
                                                            --------------     --------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $          -       $          -
  Net realized gain (loss)                                             -                  -
  Realized gain distributions                                          -                  -
  Net change in unrealized appreciation
  (depreciation)                                                       -                  -
                                                            --------------     --------------
Increase (decrease) in net assets from operations                      -                  -
                                                            --------------     --------------
Contract owner transactions:
  Proceeds from units sold                                                                -
  Cost of units redeemed                                                                  -
                                                            --------------     --------------
  Increase (decrease)                                                  -                  -
                                                            --------------     --------------
Net increase (decrease)                                                -                  -
Net assets, beginning                                                  -                  -
                                                            --------------     --------------
Net assets, ending                                          $          -       $          -
                                                            ==============     ==============
Units sold                                                             -                  -
Units redeemed                                                         -
                                                            --------------     --------------
Net increase (decrease)                                                -                  -
Units outstanding, beginning                                           -                  -
                                                            --------------     --------------
Units outstanding, ending                                              -                  -
                                                            ==============     ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                          $          -
Cost of units redeemed                                                       -
Net investment income (loss)                                                 -
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                                  --------------
                                                                  $          -
                                                                  ==============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.58           -     $      -             1.25%          -49.9%
12/31/07         1.15           -            -             1.25%           10.8%
12/31/06         1.04           -            -             1.25%            4.0%
10/23/06         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.58           -     $      -             1.00%          -49.8%
12/31/07         1.16           -            -             1.00%           11.1%
12/31/06         1.04           -            -             1.00%            4.1%
10/23/06         1.00           -            -             1.00%            0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.58           -     $      -             0.75%          -49.6%
12/31/07         1.16           -            -             0.75%           11.4%
12/31/06         1.04           -            -             0.75%            4.1%
10/23/06         1.00           -            -             0.75%            0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.59           -     $      -             0.50%          -49.5%
12/31/07         1.16           -            -             0.50%           11.7%
12/31/06         1.04           -            -             0.50%            4.2%
10/23/06         1.00           -            -             0.50%            0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.59           -     $      -             0.25%          -49.4%
12/31/07         1.17           -            -             0.25%           11.9%
12/31/06         1.04           -            -             0.25%            4.2%
10/23/06         1.00           -            -             0.25%            0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.59           -     $      -             0.00%          -49.3%
12/31/07         1.17           -            -             0.00%           12.2%
12/31/06         1.04           -            -             0.00%            4.3%
10/23/06         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008        2007          2006
0.0%        0.0%          0.0%

                             AUL American Unit Trust
                                    Fidelity
                       Advisor Fifty (Class T) (unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $          -    $          -               -
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $          -
                                  ==============

                                                           Units     Accumulation
                                      Net Assets     Outstanding       Unit Value
                                  --------------  --------------  --------------
Band 125                          $          -               -    $         0.57
Band 100                                     -               -              0.58
Band 75                                      -               -              0.58
Band 50                                      -               -              0.58
Band 25                                      -               -              0.59
Band 0                                       -               -              0.59
                                  --------------  --------------
Total                             $          -               -
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $          -
  Mortality & expense charges                                                -
                                                                  --------------
  Net investment income (loss)                                               -
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                   -
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                       -
                                                                  --------------
  Net gain (loss)                                                            -
                                                                  --------------
Increase (decrease) in net assets from operations                 $          -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                Year ended         Year ended
                                                                12/31/2008         12/31/2007
                                                            --------------     --------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $          -       $          -
  Net realized gain (loss)                                             -                  -
  Realized gain distributions                                          -                  -
  Net change in unrealized appreciation
  (depreciation)                                                       -                  -
                                                            --------------     --------------
Increase (decrease) in net assets from operations                      -                  -
                                                            --------------     --------------
Contract owner transactions:
  Proceeds from units sold                                                                -
  Cost of units redeemed                                                                  -
                                                            --------------     --------------
  Increase (decrease)                                                  -                  -
                                                            --------------     --------------
Net increase (decrease)                                                -                  -
Net assets, beginning                                                  -                  -
                                                            --------------     --------------
Net assets, ending                                          $          -       $          -
                                                            ==============     ==============
Units sold                                                             -                  -
Units redeemed                                                         -                  -
                                                            --------------     --------------
Net increase (decrease)                                                -                  -
Units outstanding, beginning                                           -                  -
                                                            --------------     --------------
Units outstanding, ending                                              -                  -
                                                            ==============     ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                          $          -
Cost of units redeemed                                                       -
Net investment income (loss)                                                 -
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                                  --------------
                                                                  $          -
                                                                  ==============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.57           -     $      -             1.25%          -50.0%
12/31/07         1.15           -            -             1.25%           10.5%
12/31/06         1.04           -            -             1.25%            3.9%
10/23/06         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.58           -     $      -             1.00%          -49.8%
12/31/07         1.15           -            -             1.00%           10.8%
12/31/06         1.04           -            -             1.00%            4.0%
10/23/06         1.00           -            -             1.00%            0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.58           -     $      -             0.75%          -49.7%
12/31/07         1.16           -            -             0.75%           11.1%
12/31/06         1.04           -            -             0.75%            4.0%
10/23/06         1.00           -            -             0.75%            0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.58           -     $      -             0.50%          -49.6%
12/31/07         1.16           -            -             0.50%           11.4%
12/31/06         1.04           -            -             0.50%            4.1%
10/23/06         1.00           -            -             0.50%            0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.59           -     $      -             0.25%          -49.5%
12/31/07         1.16           -            -             0.25%           11.6%
12/31/06         1.04           -            -             0.25%            4.1%
10/23/06         1.00           -            -             0.25%            0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.59           -     $      -             0.00%          -49.3%
12/31/07         1.17           -            -             0.00%           11.9%
12/31/06         1.04           -            -             0.00%            4.2%
10/23/06         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008        2007          2006
0.0%        0.0%          0.0%

                             AUL American Unit Trust
                                    Fidelity
                    Advisor Leveraged Company Stock (Class A)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    1,405,555  $    2,562,481          80,639
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $    1,405,555
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $    1,405,555       2,484,309  $         0.57
Band 100                                     -               -              0.57
Band 75                                      -               -              0.57
Band 50                                      -               -              0.58
Band 25                                      -               -              0.58
Band 0                                       -               -              0.58
                                  --------------  --------------
Total                             $    1,405,555       2,484,309
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $        9,348
  Mortality & expense charges                                            (23,204)
                                                                  --------------
  Net investment income (loss)                                           (13,856)
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                               (95,021)
  Realized gain distributions                                             13,407
  Net change in unrealized appreciation (depreciation)                (1,152,638)
                                                                  --------------
  Net gain (loss)                                                     (1,234,252)
                                                                  --------------
Increase (decrease) in net assets from operations                 $   (1,248,108)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                Year ended         Year ended
                                                                12/31/2008         12/31/2007
                                                            --------------     --------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $      (13,856)    $       (1,653)
  Net realized gain (loss)                                         (95,021)            35,087
  Realized gain distributions                                       13,407             28,172
  Net change in unrealized appreciation
  (depreciation)                                                (1,152,638)            (4,289)
                                                            --------------     --------------
Increase (decrease) in net assets from operations               (1,248,108)            57,317
                                                            --------------     --------------
Contract owner transactions:
  Proceeds from units sold                                       1,448,829          1,973,926
  Cost of units redeemed                                          (494,882)          (331,527)
                                                            --------------     --------------
  Increase (decrease)                                              953,947          1,642,399
                                                            --------------     --------------
Net increase (decrease)                                           (294,161)         1,699,716
Net assets, beginning                                            1,699,716                -
                                                            --------------     --------------
Net assets, ending                                          $    1,405,555     $    1,699,716
                                                            ==============     ==============
Units sold                                                       2,044,086          1,474,058
Units redeemed                                                    (931,053)          (102,782)
                                                            --------------     --------------
Net increase (decrease)                                          1,113,033          1,371,276
Units outstanding, beginning                                     1,371,276                -
                                                            --------------     --------------
Units outstanding, ending                                        2,484,309          1,371,276
                                                            ==============     ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                          $    3,422,754
Cost of units redeemed                                                  (826,409)
Net investment income (loss)                                             (15,509)
Net realized gain (loss)                                                 (59,934)
Realized gain distributions                                               41,579
Net change in unrealized appreciation (depreciation)                  (1,156,926)
                                                                  --------------
                                                                  $    1,405,555
                                                                  ==============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.57         2,484   $    1,406           1.25%          -54.4%
12/31/07         1.24         1,371        1,700           1.25%           17.9%
12/31/06         1.05           -            -             1.25%            5.2%
10/23/06         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.57           -     $      -             1.00%          -54.2%
12/31/07         1.24           -            -             1.00%           18.2%
12/31/06         1.05           -            -             1.00%            5.2%
10/23/06         1.00           -            -             1.00%            0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.57           -     $      -             0.75%          -54.1%
12/31/07         1.25           -            -             0.75%           18.5%
12/31/06         1.05           -            -             0.75%            5.3%
10/23/06         1.00           -            -             0.75%            0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.58           -     $      -             0.50%          -54.0%
12/31/07         1.25           -            -             0.50%           18.8%
12/31/06         1.05           -            -             0.50%            5.3%
10/23/06         1.00           -            -             0.50%            0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.58           -     $      -             0.25%          -53.9%
12/31/07         1.25           -            -             0.25%           19.1%
12/31/06         1.05           -            -             0.25%            5.4%
10/23/06         1.00           -            -             0.25%            0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.58           -     $      -             0.00%          -53.8%
12/31/07         1.26           -            -             0.00%           19.4%
12/31/06         1.05           -            -             0.00%            5.4%
10/23/06         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008        2007          2006
0.6%        1.1%          0.0%

                             AUL American Unit Trust
                                    Fidelity
                    Advisor Leveraged Company Stock (Class T)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    1,761,337  $    2,690,545          95,632
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased         (120,280)
                                  --------------
Net assets                        $    1,641,057
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $    1,461,008       2,596,337  $         0.56
Band 100                                     -               -              0.57
Band 75                                      -               -              0.57
Band 50                                      -               -              0.57
Band 25                                      -               -              0.58
Band 0                                   180,049         311,309            0.58
                                  --------------       ---------
Total                             $    1,641,057       2,907,646
                                  ==============       =========

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $        8,335
  Mortality & expense charges                                            (14,743)
                                                                  --------------
  Net investment income (loss)                                            (6,408)
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                               (34,432)
  Realized gain distributions                                              8,541
  Net change in unrealized appreciation (depreciation)                  (925,307)
                                                                  --------------
  Net gain (loss)                                                       (951,198)
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (957,606)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                Year ended         Year ended
                                                                12/31/2008         12/31/2007
                                                            --------------     --------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $       (6,408)    $          492
  Net realized gain (loss)                                         (34,432)               (59)
  Realized gain distributions                                        8,541             18,726
  Net change in unrealized appreciation
  (depreciation)                                                  (925,307)            (3,899)
                                                            --------------     --------------
Increase (decrease) in net assets from operations                 (957,606)            15,260
                                                            --------------     --------------
Contract owner transactions:
  Proceeds from units sold                                       1,915,428          1,401,535
  Cost of units redeemed                                          (345,745)          (387,815)
                                                            --------------     --------------
  Increase (decrease)                                            1,569,683          1,013,720
                                                            --------------     --------------
Net increase (decrease)                                            612,077          1,028,980
Net assets, beginning                                            1,028,980                -
                                                            --------------     --------------
Net assets, ending                                          $    1,641,057     $    1,028,980
                                                            ==============     ==============
Units sold                                                       2,425,635          1,146,600
Units redeemed                                                    (346,871)          (317,718)
                                                            --------------     --------------
Net increase (decrease)                                          2,078,764            828,882
Units outstanding, beginning                                       828,882                -
                                                            --------------     --------------
Units outstanding, ending                                        2,907,646            828,882
                                                            ==============     ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                          $    3,316,965
Cost of units redeemed                                                  (733,560)
Net investment income (loss)                                              (5,916)
Net realized gain (loss)                                                 (34,491)
Realized gain distributions                                               27,267
Net change in unrealized appreciation (depreciation)                    (929,208)
                                                                  --------------
                                                                  $    1,641,057
                                                                  ==============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.56         2,596   $    1,461           1.25%          -54.5%
12/31/07         1.24           585          723           1.25%           17.6%
12/31/06         1.05           -            -             1.25%            5.1%
10/23/06         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.57           -     $      -             1.00%          -54.4%
12/31/07         1.24           -            -             1.00%           17.9%
12/31/06         1.05           -            -             1.00%            5.2%
10/23/06         1.00           -            -             1.00%            0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.57           -     $      -             0.75%          -54.2%
12/31/07         1.24           -            -             0.75%           18.2%
12/31/06         1.05           -            -             0.75%            5.2%
10/23/06         1.00           -            -             0.75%            0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.57           -     $      -             0.50%          -54.1%
12/31/07         1.25           -            -             0.50%           18.5%
12/31/06         1.05           -            -             0.50%            5.3%
10/23/06         1.00           -            -             0.50%            0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.58           -     $      -             0.25%          -54.0%
12/31/07         1.25           -            -             0.25%           18.8%
12/31/06         1.05           -            -             0.25%            5.3%
10/23/06         1.00           -            -             0.25%            0.0%

                                BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.58           311   $      180           0.00%          -53.9%
12/31/07         1.25           244          306           0.00%           19.1%
12/31/06         1.05           -            -             0.00%            5.4%
10/23/06         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007           2006
0.6%       0.8%           0.0%

                             AUL American Unit Trust
                                    Fidelity
                         Advisor Freedom 2010 (Class A)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $    1,621,819    $    1,856,713           188,146
Receivables: investments sold                    -      ==============    ==============
Payables: investments purchased                  -
                                      --------------
Net assets                            $    1,621,819
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band 125                              $    1,621,819         2,210,008    $         0.73
Band 100                                         -                 -                0.74
Band 75                                          -                 -                0.74
Band 50                                          -                 -                0.74
Band 25                                          -                 -                0.75
Band 0                                           -                 -                0.75
                                      --------------    --------------
Total                                 $    1,621,819         2,210,008
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $       46,960
   Mortality & expense charges                                           (16,120)
                                                                  --------------
   Net investment income (loss)                                           30,840
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                             (206,573)
   Realized gain distributions                                            36,928
   Net change in unrealized appreciation (depreciation)                 (222,486)
                                                                  --------------
   Net gain (loss)                                                      (392,131)
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (361,291)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      For the period
                                                       Year ended    from 5/24/07 to
                                                       12/31/2008       12/31/07
                                                     ------------    ---------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $     30,840    $        14,392
   Net realized gain (loss)                              (206,573)                14
   Realized gain distributions                             36,928              2,947
   Net change in unrealized appreciation
   depreciation)                                         (222,486)           (12,406)
                                                     ------------    ---------------
Increase (decrease) in net assets from operations        (361,291)             4,947
                                                     ------------    ---------------
Contract owner transactions:
   Proceeds from units sold                             1,634,736            853,588
   Cost of units redeemed                                (403,565)          (106,596)
                                                     ------------    ---------------
   Increase (decrease)                                  1,231,171            746,992
                                                     ------------    ---------------
Net increase (decrease)                                   869,880            751,939
Net assets, beginning                                     751,939                -
                                                     ------------    ---------------
Net assets, ending                                   $  1,621,819    $       751,939
                                                     ============    ===============
Units sold                                              3,542,700            848,088
Units redeemed                                         (2,075,330)          (105,450)
                                                     ------------    ---------------
Net increase (decrease)                                 1,467,370            742,638
Units outstanding, beginning                              742,638                -
                                                     ------------    ---------------
Units outstanding, ending                               2,210,008            742,638
                                                     ============    ===============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                            $  2,488,326
Cost of units redeemed                                                  (510,161)
Net investment income (loss)                                              45,232
Net realized gain (loss)                                                (206,559)
Realized gain distributions                                               39,875
Net change in unrealized appreciation (depreciation)                    (234,894)
                                                                    ------------
                                                                    $  1,621,819
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                            BAND 125
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/08         $     0.73            2,210      $    1,622             1.25%            -27.5%
12/31/07               1.01              743             752             1.25%              1.3%
05/24/07               1.00              -               -               1.25%              0.0%

                                            BAND 100
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/08         $     0.74              -        $      -               1.00%            -27.3%
12/31/07               1.01              -               -               1.00%              1.4%
05/24/07               1.00              -               -               1.00%              0.0%

                                             BAND 75
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/08         $     0.74              -        $      -               0.75%            -27.2%
12/31/07               1.02              -               -               0.75%              1.6%
05/24/07               1.00              -               -               0.75%              0.0%

                                             BAND 50
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/08         $     0.74              -        $      -               0.50%            -27.0%
12/31/07               1.02              -               -               0.50%              1.7%
05/24/07               1.00              -               -               0.50%              0.0%

                                             BAND 25
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/08         $     0.75              -        $      -               0.25%            -26.8%
12/31/07               1.02              -               -               0.25%              1.9%
05/24/07               1.00              -               -               0.25%              0.0%

                                             BAND 0
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/08         $     0.75              -        $      -               0.00%            -26.6%
12/31/07               1.02              -               -               0.00%              2.0%
05/24/07               1.00              -               -               0.00%              0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008            2007
4.0%            4.0%

                            AUL American Unit Trsust
                                    Fidelity
                         Advisor Freedom 2015 (Class A)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $    1,274,839    $    1,311,420           149,804
Receivables: investments sold                    -      ==============    ==============
Payables: investments purchased                  -
                                      --------------
Net assets                            $    1,274,839
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band 125                              $    1,274,839         1,782,229    $         0.72
Band 100                                         -                 -                0.72
Band 75                                          -                 -                0.72
Band 50                                          -                 -                0.72
Band 25                                          -                 -                0.73
Band 0                                           -                 -                0.73
                                      --------------    --------------
Total                                 $    1,274,839         1,782,229
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $       32,071
   Mortality & expense charges                                            (3,635)
                                                                  --------------
   Net investment income (loss)                                           28,436
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                              (46,726)
   Realized gain distributions                                             9,478
   Net change in unrealized appreciation (depreciation)                  (35,108)
                                                                  --------------
   Net gain (loss)                                                       (72,356)
                                                                  --------------
Increase (decrease) in net assets from operations                 $      (43,920)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      For the period
                                                       Year ended    from 5/24/07 to
                                                       12/31/2008       12/31/07
                                                     ------------    ---------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $     28,436    $         1,477
   Net realized gain (loss)                               (46,726)                 1
   Realized gain distributions                              9,478                400
   Net change in unrealized appreciation
   (depreciation)                                         (35,108)            (1,473)
                                                     ------------    ---------------
Increase (decrease) in net assets from operations         (43,920)               405
                                                     ------------    ---------------
Contract owner transactions:
   Proceeds from units sold                             1,383,742             85,578
   Cost of units redeemed                                (150,960)                (6)
                                                     ------------    ---------------
   Increase (decrease)                                  1,232,782             85,572
                                                     ------------    ---------------
Net increase (decrease)                                 1,188,862             85,977
Net assets, beginning                                      85,977                -
                                                     ------------    ---------------
Net assets, ending                                   $  1,274,839    $        85,977
                                                     ============    ===============
Units sold                                              3,421,096             85,027
Units redeemed                                         (1,723,888)                (6)
                                                     ------------    ---------------
Net increase (decrease)                                 1,697,208             85,021
Units outstanding, beginning                               85,021                -
                                                     ------------    ---------------
Units outstanding, ending                               1,782,229             85,021
                                                     ============    ===============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                            $  1,469,320
Cost of units redeemed                                                  (150,966)
Net investment income (loss)                                              29,913
Net realized gain (loss)                                                 (46,725)
Realized gain distributions                                                9,878
Net change in unrealized appreciation (depreciation)                     (36,581)
                                                                    ------------
                                                                    $  1,274,839
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                            BAND 125
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/08         $     0.72            1,782      $    1,275             1.25%            -29.3%
12/31/07               1.01               85              86             1.25%              1.1%
05/24/07               1.00              -               -               1.25%              0.0%

                                            BAND 100
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/08         $     0.72              -        $      -               1.00%            -29.1%
12/31/07               1.01              -               -               1.00%              1.3%
05/24/07               1.00              -               -               1.00%              0.0%

                                             BAND 75
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/08         $     0.72              -        $      -               0.75%            -28.9%
12/31/07               1.01              -               -               0.75%              1.4%
05/24/07               1.00              -               -               0.75%              0.0%

                                             BAND 50
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/08         $     0.72              -        $      -               0.50%            -28.7%
12/31/07               1.02              -               -               0.50%              1.6%
05/24/07               1.00              -               -               0.50%              0.0%

                                             BAND 25
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/08         $     0.73              -        $      -               0.25%            -28.6%
12/31/07               1.02              -               -               0.25%              1.7%
05/24/07               1.00              -               -               0.25%              0.0%

                                             BAND 0
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/08         $     0.73              -        $      -               0.00%            -28.4%
12/31/07               1.02              -               -               0.00%              1.9%
05/24/07               1.00              -               -               0.00%              0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008            2007
4.7%            3.6%

                             AUL American Unit Trust
                                    Fidelity
                         Advisor Freedom 2020 (Class A)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $    3,862,652    $    5,489,480           451,244
Receivables: investments sold                    -      ==============    ==============
Payables: investments purchased                  -
                                      --------------
Net assets                            $    3,862,652
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band 125                              $    3,862,652         5,851,998    $         0.66
Band 100                                         -                 -                0.66
Band 75                                          -                 -                0.67
Band 50                                          -                 -                0.67
Band 25                                          -                 -                0.67
Band 0                                           -                 -                0.67
                                      --------------    --------------
Total                                 $    3,862,652         5,851,998
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $      104,523
   Mortality & expense charges                                           (49,515)
                                                                  --------------
   Net investment income (loss)                                           55,008
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                             (246,031)
   Realized gain distributions                                           142,748
   Net change in unrealized appreciation (depreciation)               (1,536,073)
                                                                  --------------
   Net gain (loss)                                                    (1,639,356)
                                                                  --------------
Increase (decrease) in net assets from operations                 $   (1,584,348)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      For the period
                                                       Year ended    from 5/24/07 to
                                                       12/31/2008       12/31/07
                                                     ------------    ---------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $     55,008    $        61,339
   Net realized gain (loss)                              (246,031)               (21)
   Realized gain distributions                            142,748             20,417
   Net change in unrealized appreciation
   (depreciation)                                      (1,536,073)           (90,753)
                                                     ------------    ---------------
Increase (decrease) in net assets from operations      (1,584,348)            (9,018)
                                                     ------------    ---------------
Contract owner transactions:
   Proceeds from units sold                             1,867,871          4,127,776
   Cost of units redeemed                                (536,091)            (3,538)
                                                     ------------    ---------------
   Increase (decrease)                                  1,331,780          4,124,238
                                                     ------------    ---------------
Net increase (decrease)                                  (252,568)         4,115,220
Net assets, beginning                                   4,115,220                -
                                                     ------------    ---------------
Net assets, ending                                   $  3,862,652    $     4,115,220
                                                     ============    ===============
Units sold                                              3,937,750          4,081,490
Units redeemed                                         (2,163,736)            (3,506)
                                                     ------------    ---------------
Net increase (decrease)                                 1,774,014          4,077,984
Units outstanding, beginning                            4,077,984                -
                                                     ------------    ---------------
Units outstanding, ending                               5,851,998          4,077,984
                                                     ============    ===============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                            $  5,995,649
Cost of units redeemed                                                  (539,629)
Net investment income (loss)                                             116,347
Net realized gain (loss)                                                (246,052)
Realized gain distributions                                              163,165
Net change in unrealized appreciation (depreciation)                  (1,626,828)
                                                                    ------------
                                                                    $  3,862,652
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                            BAND 125
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/08         $     0.66            5,852      $    3,863             1.25%            -34.6%
12/31/07               1.01            4,078           4,115             1.25%              0.9%
05/24/07               1.00              -               -               1.25%              0.0%

                                            BAND 100
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/08         $     0.66              -        $      -               1.00%            -34.4%
12/31/07               1.01              -               -               1.00%              1.1%
05/24/07               1.00              -               -               1.00%              0.0%

                                             BAND 75
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/08         $     0.67              -        $      -               0.75%            -34.3%
12/31/07               1.01              -               -               0.75%              1.2%
05/24/07               1.00              -               -               0.75%              0.0%

                                             BAND 50
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/08         $     0.67              -        $      -               0.50%            -34.1%
12/31/07               1.01              -               -               0.50%              1.4%
05/24/07               1.00              -               -               0.50%              0.0%

                                             BAND 25
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/08         $     0.67              -        $      -               0.25%            -33.9%
12/31/07               1.02              -               -               0.25%              1.5%
05/24/07               1.00              -               -               0.25%              0.0%

                                             BAND 0
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/08         $     0.67              -        $      -               0.00%            -33.8%
12/31/07               1.02              -               -               0.00%              1.7%
05/24/07               1.00              -               -               0.00%              0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007
2.6%       3.2%

                             AUL American Unit Trust
                                    Fidelity
                         Advisor Freedom 2025 (Class A)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $      680,634    $      811,600            83,925
Receivables: investments sold                    -      ==============    ==============
Payables: investments purchased                  -
                                      --------------
Net assets                            $      680,634
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band 125                              $      680,634         1,056,870    $         0.64
Band 100                                         -                 -                0.65
Band 75                                          -                 -                0.65
Band 50                                          -                 -                0.65
Band 25                                          -                 -                0.65
Band 0                                           -                 -                0.66
                                      --------------    --------------
Total                                 $      680,634         1,056,870
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $       16,389
   Mortality & expense charges                                            (4,952)
                                                                  --------------
   Net investment income (loss)                                           11,437
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                              (44,037)
   Realized gain distributions                                            14,338
   Net change in unrealized appreciation (depreciation)                 (127,371)
                                                                  --------------
   Net gain (loss)                                                      (157,070)
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (145,633)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      For the period
                                                       Year ended    from 5/24/07 to
                                                       12/31/2008       12/31/07
                                                     ------------    ---------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $     11,437    $         3,916
   Net realized gain (loss)                               (44,037)               -
   Realized gain distributions                             14,338              1,473
   Net change in unrealized appreciation
   (depreciation)                                        (127,371)            (3,592)
                                                     ------------    ---------------
Increase (decrease) in net assets from operations        (145,633)             1,797
                                                     ------------    ---------------
Contract owner transactions:
   Proceeds from units sold                               658,203            284,587
   Cost of units redeemed                                (118,164)              (156)
                                                     ------------    ---------------
   Increase (decrease)                                    540,039            284,431
                                                     ------------    ---------------
Net increase (decrease)                                   394,406            286,228
Net assets, beginning                                     286,228                -
                                                     ------------    ---------------
Net assets, ending                                   $    680,634    $       286,228
                                                     ============    ===============
Units sold                                              1,498,950            283,817
Units redeemed                                           (725,743)              (154)
                                                     ------------    ---------------
Net increase (decrease)                                   773,207            283,663
Units outstanding, beginning                              283,663                -
                                                     ------------    ---------------
Units outstanding, ending                               1,056,870            283,663
                                                     ============    ===============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                            $    942,793
Cost of units redeemed                                                  (118,320)
Net investment income (loss)                                              15,353
Net realized gain (loss)                                                 (44,037)
Realized gain distributions                                               15,811
Net change in unrealized appreciation (depreciation)                    (130,966)
                                                                    ------------
                                                                    $    680,634
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                            BAND 125
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/08         $     0.64            1,057      $      681             1.25%            -36.2%
12/31/07               1.01              284             286             1.25%              0.9%
05/24/07               1.00              -               -               1.25%              0.0%

                                            BAND 100
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/08         $     0.65              -        $      -               1.00%            -36.0%
12/31/07               1.01              -               -               1.00%              1.1%
05/24/07               1.00              -               -               1.00%              0.0%

                                             BAND 75
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/08         $     0.65              -        $      -               0.75%            -35.9%
12/31/07               1.01              -               -               0.75%              1.2%
05/24/07               1.00              -               -               0.75%              0.0%

                                             BAND 50
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/08         $     0.65              -        $      -               0.50%            -35.7%
12/31/07               1.01              -               -               0.50%              1.4%
05/24/07               1.00              -               -               0.50%              0.0%

                                             BAND 25
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/08         $     0.65              -        $      -               0.25%            -35.5%
12/31/07               1.02              -               -               0.25%              1.5%
05/24/07               1.00              -               -               0.25%              0.0%

                                             BAND 0
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/08         $     0.66              -        $      -               0.00%            -35.4%
12/31/07               1.02              -               -               0.00%              1.7%
05/24/07               1.00              -               -               0.00%              0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008            2007
3.4%            2.9%

                             AUL American Unit Trust
                                    Fidelity
                         Advisor Freedom 2030 (Class A)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $      689,424    $      835,371            81,879
Receivables: investments sold                    -      ==============    ==============
Payables: investments purchased                  -
                                      --------------
Net assets                            $      689,424
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band 125                              $      689,424         1,135,535    $         0.61
Band 100                                         -                 -                0.61
Band 75                                          -                 -                0.61
Band 50                                          -                 -                0.61
Band 25                                          -                 -                0.62
Band 0                                           -                 -                0.62
                                      --------------    --------------
Total                                 $      689,424         1,135,535
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $       14,512
   Mortality & expense charges                                            (4,343)
                                                                  --------------
   Net investment income (loss)                                           10,169
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                              (33,668)
   Realized gain distributions                                            12,614
   Net change in unrealized appreciation (depreciation)                 (141,425)
                                                                  --------------
   Net gain (loss)                                                      (162,479)
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (152,310)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      For the period
                                                       Year ended    from 5/24/07 to
                                                       12/31/2008       12/31/07
                                                     ------------    ---------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $     10,169    $         1,778
   Net realized gain (loss)                               (33,668)               (83)
   Realized gain distributions                             12,614                964
   Net change in unrealized appreciation
   (depreciation)                                        (141,425)            (4,520)
                                                     ------------    ---------------
Increase (decrease) in net assets from operations        (152,310)            (1,861)
                                                     ------------    ---------------
Contract owner transactions:
   Proceeds from units sold                               718,766            171,022
   Cost of units redeemed                                 (44,114)            (2,079)
                                                     ------------    ---------------
   Increase (decrease)                                    674,652            168,943
                                                     ------------    ---------------
Net increase (decrease)                                   522,342            167,082
Net assets, beginning                                     167,082                -
                                                     ------------    ---------------
Net assets, ending                                   $    689,424    $       167,082
                                                     ============    ===============
Units sold                                              1,556,668            168,160
Units redeemed                                           (587,182)            (2,111)
                                                     ------------    ---------------
Net increase (decrease)                                   969,486            166,049
Units outstanding, beginning                              166,049                -
                                                     ------------    ---------------
Units outstanding, ending                               1,135,535            166,049
                                                     ============    ===============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                            $    889,790
Cost of units redeemed                                                   (46,193)
Net investment income (loss)                                              11,947
Net realized gain (loss)                                                 (33,751)
Realized gain distributions                                               13,578
Net change in unrealized appreciation (depreciation)                    (145,947)
                                                                    ------------
                                                                    $    689,424
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                            BAND 125
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/08         $     0.61            1,136      $      689             1.25%            -39.7%
12/31/07               1.01              166             167             1.25%              0.6%
05/24/07               1.00              -               -               1.25%              0.0%

                                            BAND 100
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/08         $     0.61              -        $      -               1.00%            -39.5%
12/31/07               1.01              -               -               1.00%              0.8%
05/24/07               1.00              -               -               1.00%              0.0%

                                             BAND 75
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/08         $     0.61              -        $      -               0.75%            -39.4%
12/31/07               1.01              -               -               0.75%              0.9%
05/24/07               1.00              -               -               0.75%              0.0%

                                             BAND 50
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/08         $     0.61              -        $      -               0.50%            -44.5%
12/31/07               1.11              -               -               0.50%             10.8%
05/24/07               1.00              -               -               0.50%              0.0%

                                             BAND 25
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/08         $     0.62              -        $      -               0.25%            -39.1%
12/31/07               1.01              -               -               0.25%              1.2%
05/24/07               1.00              -               -               0.25%              0.0%

                                             BAND 0
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/08         $     0.62              -        $      -               0.00%            -38.9%
12/31/07               1.01              -               -               0.00%              1.4%
05/24/07               1.00              -               -               0.00%              0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007
3.4%       2.2%

                             AUL American Unit Trust
                                    Fidelity
                         Advisor Freedom 2035 (Class A)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $      450,556    $      598,315            57,032
Receivables: investments sold                    -      ==============    ==============
Payables: investments purchased                  -
                                      --------------
Net assets                            $      450,556
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band 125                              $      450,556           750,125    $         0.60
Band 100                                         -                  -               0.60
Band 75                                          -                  -               0.61
Band 50                                          -                  -               0.61
Band 25                                          -                  -               0.61
Band 0                                           -                  -               0.61
                                      --------------    --------------
Total                                 $      450,556           750,125
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $        9,204
   Mortality & expense charges                                            (3,087)
                                                                  --------------
   Net investment income (loss)                                            6,117
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                               (5,649)
   Realized gain distributions                                            10,199
   Net change in unrealized appreciation (depreciation)                 (146,195)
                                                                  --------------
   Net gain (loss)                                                      (141,645)
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (135,528)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      For the period
                                                       Year ended    from 5/24/07 to
                                                       12/31/2008       12/31/07
                                                     ------------    ---------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $      6,117    $         1,413
   Net realized gain (loss)                                (5,649)               -
   Realized gain distributions                             10,199                757
   Net change in unrealized appreciation
   (depreciation)                                        (146,195)            (1,561)
                                                     ------------    ---------------
Increase (decrease) in net assets from operations        (135,528)               609
                                                     ------------    ---------------
Contract owner transactions:
   Proceeds from units sold                               498,539            132,700
   Cost of units redeemed                                 (45,738)               (26)
                                                     ------------    ---------------
   Increase (decrease)                                    452,801            132,674
                                                     ------------    ---------------
Net increase (decrease)                                   317,273            133,283
Net assets, beginning                                     133,283                -
                                                     ------------    ---------------
Net assets, ending                                   $    450,556    $       133,283
                                                     ============    ===============
Units sold                                                884,495            132,537
Units redeemed                                           (266,881)               (26)
                                                     ------------    ---------------
Net increase (decrease)                                   617,614            132,511
Units outstanding, beginning                              132,511                -
                                                     ------------    ---------------
Units outstanding, ending                                 750,125            132,511
                                                     ============    ===============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                            $    631,242
Cost of units redeemed                                                   (45,764)
Net investment income (loss)                                               7,530
Net realized gain (loss)                                                  (5,649)
Realized gain distributions                                               10,956
Net change in unrealized appreciation (depreciation)                    (147,759)
                                                                    ------------
                                                                    $    450,556
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                            BAND 125
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/08         $     0.60              750      $      451             1.25%            -40.3%
12/31/07               1.01              133             133             1.25%              0.6%
05/24/07               1.00              -               -               1.25%              0.0%

                                            BAND 100
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/08         $     0.60              -        $      -               1.00%            -40.1%
12/31/07               1.01              -               -               1.00%              0.7%
05/24/07               1.00              -               -               1.00%              0.0%

                                             BAND 75
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/08         $     0.61              -        $      -               0.75%            -40.0%
12/31/07               1.01              -               -               0.75%              0.9%
05/24/07               1.00              -               -               0.75%              0.0%

                                             BAND 50
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/08         $     0.61              -        $      -               0.50%            -39.8%
12/31/07               1.01              -               -               0.50%              1.0%
05/24/07               1.00              -               -               0.50%              0.0%

                                             BAND 25
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/08         $     0.61              -        $      -               0.25%            -39.7%
12/31/07               1.01              -               -               0.25%              1.2%
05/24/07               1.00              -               -               0.25%              0.0%

                                             BAND 0
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/08         $     0.61              -        $      -               0.00%            -39.5%
12/31/07               1.01              -               -               0.00%              1.3%
05/24/07               1.00              -               -               0.00%              0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008            2007
3.2%            2.2%

                             AUL American Unit Trust
                                    Fidelity
                         Advisor Freedom 2040 (Class A)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $      727,916    $    1,040,326            86,863
Receivables: investments sold                    -      ==============    ==============
Payables: investments purchased                  -
                                      --------------
Net assets                            $      727,916
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band 125                              $      727,916         1,239,789    $         0.59
Band 100                                         -                 -                0.59
Band 75                                          -                 -                0.59
Band 50                                          -                 -                0.59
Band 25                                          -                 -                0.60
Band 0                                           -                 -                0.60
                                      --------------    --------------
Total                                 $      727,916         1,239,789
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $       15,765
   Mortality & expense charges                                            (7,975)
                                                                  --------------
   Net investment income (loss)                                            7,790
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                              (35,433)
   Realized gain distributions                                            28,341
   Net change in unrealized appreciation (depreciation)                 (303,368)
                                                                  --------------
   Net gain (loss)                                                      (310,460)
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (302,670)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      For the period
                                                       Year ended    from 5/24/07 to
                                                       12/31/2008       12/31/07
                                                     ------------    ---------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $      7,790    $         5,727
   Net realized gain (loss)                               (35,433)               -
   Realized gain distributions                             28,341              2,902
   Net change in unrealized appreciation
   (depreciation)                                        (303,368)            (9,040)
                                                     ------------    ---------------
Increase (decrease) in net assets from operations        (302,670)              (411)
                                                     ------------    ---------------
Contract owner transactions:
   Proceeds from units sold                               714,928            496,755
   Cost of units redeemed                                (180,660)               (26)
                                                     ------------    ---------------
   Increase (decrease)                                    534,268            496,729
                                                     ------------    ---------------
Net increase (decrease)                                   231,598            496,318
Net assets, beginning                                     496,318                -
                                                     ------------    ---------------
Net assets, ending                                   $    727,916    $       496,318
                                                     ============    ===============
Units sold                                              1,259,606            494,518
Units redeemed                                           (514,309)               (26)
                                                     ------------    ---------------
Net increase (decrease)                                   745,297            494,492
Units outstanding, beginning                              494,492                -
                                                     ------------    ---------------
Units outstanding, ending                               1,239,789            494,492
                                                     ============    ===============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                            $  1,211,685
Cost of units redeemed                                                  (180,686)
Net investment income (loss)                                              13,517
Net realized gain (loss)                                                 (35,433)
Realized gain distributions                                               31,243
Net change in unrealized appreciation (depreciation)                    (312,410)
                                                                    ------------
                                                                    $    727,916
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                            BAND 125
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/08         $     0.59            1,240      $      728             1.25%            -41.5%
12/31/07               1.00              494             496             1.25%              0.4%
05/24/07               1.00              -               -               1.25%              0.0%

                                            BAND 100
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/08         $     0.59              -        $      -               1.00%            -41.4%
12/31/07               1.01              -               -               1.00%              0.5%
05/24/07               1.00              -               -               1.00%              0.0%

                                             BAND 75
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/08         $     0.59              -        $      -               0.75%            -41.2%
12/31/07               1.01              -               -               0.75%              0.7%
05/24/07               1.00              -               -               0.75%              0.0%

                                             BAND 50
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/08         $     0.59              -        $      -               0.50%            -41.1%
12/31/07               1.01              -               -               0.50%              0.8%
05/24/07               1.00              -               -               0.50%              0.0%

                                             BAND 25
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/08         $     0.60              -        $      -               0.25%            -40.9%
12/31/07               1.01              -               -               0.25%              1.0%
05/24/07               1.00              -               -               0.25%              0.0%

                                             BAND 0
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/08         $     0.60              -        $      -               0.00%            -40.8%
12/31/07               1.01              -               -               0.00%              1.1%
05/24/07               1.00              -               -               0.00%              0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008            2007
2.6%            2.4%

                             AUL American Unit Trust
                                    Fidelity
                         Advisor Freedom 2045 (Class A)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $      103,544    $      113,384            15,979
Receivables: investments sold                    -      ==============    ==============
Payables: investments purchased                  -
                                      --------------
Net assets                            $      103,544
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band 125                              $      103,544           178,063    $         0.58
Band 100                                         -                  -               0.58
Band 75                                          -                  -               0.59
Band 50                                          -                  -               0.59
Band 25                                          -                  -               0.59
Band 0                                           -                  -               0.59
                                      --------------    --------------
Total                                 $      103,544           178,063
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $        1,760
   Mortality & expense charges                                              (305)
                                                                  --------------
   Net investment income (loss)                                            1,455
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                               (2,415)
   Realized gain distributions                                               660
   Net change in unrealized appreciation (depreciation)                   (9,838)
                                                                  --------------
   Net gain (loss)                                                       (11,593)
                                                                  --------------
Increase (decrease) in net assets from operations                 $      (10,138)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      For the period
                                                       Year ended    from 5/24/07 to
                                                       12/31/2008       12/31/07
                                                     ------------    ---------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $      1,455    $          -
   Net realized gain (loss)                                (2,415)              -
   Realized gain distributions                                660               -
   Net change in unrealized appreciation
   (depreciation)                                          (9,838)              -
                                                     ------------    ---------------
Increase (decrease) in net assets from operations         (10,138)              -
                                                     ------------    ---------------
Contract owner transactions:
   Proceeds from units sold                               139,375                 98
   Cost of units redeemed                                 (25,791)               -
                                                     ------------    ---------------
   Increase (decrease)                                    113,584                 98
                                                     ------------    ---------------
Net increase (decrease)                                   103,446                 98
Net assets, beginning                                          98                -
                                                     ------------    ---------------
Net assets, ending                                   $    103,544    $            98
                                                     ============    ===============
Units sold                                                313,163                 98
Units redeemed                                           (135,198)              -
                                                     ------------    ---------------
Net increase (decrease)                                   177,965                 98
Units outstanding, beginning                                   98               -
                                                     ------------    ---------------
Units outstanding, ending                                 178,063                 98
                                                     ============    ===============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                            $    139,475
Cost of units redeemed                                                   (25,791)
Net investment income (loss)                                               1,455
Net realized gain (loss)                                                  (2,415)
Realized gain distributions                                                  660
Net change in unrealized appreciation (depreciation)                      (9,840)
                                                                    ------------
                                                                    $    103,544
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                            BAND 125
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/08         $     0.58              178      $      104             1.25%            -42.1%
12/31/07               1.00                0               0             1.25%              0.4%
05/24/07               1.00              -               -               1.25%              0.0%

                                            BAND 100
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/08         $     0.58              -        $      -               1.00%            -41.9%
12/31/07               1.01              -               -               1.00%              0.5%
05/24/07               1.00              -               -               1.00%              0.0%

                                             BAND 75
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/08         $     0.59              -        $      -               0.75%            -41.8%
12/31/07               1.01              -               -               0.75%              0.7%
05/24/07               1.00              -               -               0.75%              0.0%

                                             BAND 50
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/08         $     0.59              -        $      -               0.50%            -41.6%
12/31/07               1.01              -               -               0.50%              0.9%
05/24/07               1.00              -               -               0.50%              0.0%

                                             BAND 25
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/08         $     0.59              -        $      -               0.25%            -41.5%
12/31/07               1.01              -               -               0.25%              1.0%
05/24/07               1.00              -               -               0.25%              0.0%

                                             BAND 0
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/08         $     0.59              -        $      -               0.00%            -41.3%
12/31/07               1.01              -               -               0.00%              1.2%
05/24/07               1.00              -               -               0.00%              0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

2008            2007
3.4%            0.0%

                             AUL American Unit Trust
                                    Fidelity
                         Advisor Freedom 2050 (Class A)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $      110,112    $      132,030            17,395
Receivables: investments sold                    -      ==============    ==============
Payables: investments purchased                  -
                                      --------------
Net assets                            $      110,112
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band 125                              $      110,112           192,746    $         0.57
Band 100                                         -                  -               0.57
Band 75                                          -                  -               0.58
Band 50                                          -                  -               0.58
Band 25                                          -                  -               0.58
Band 0                                           -                  -               0.58
                                      --------------    --------------
Total                                 $      110,112           192,746
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $        1,755
   Mortality & expense charges                                              (437)
                                                                  --------------
   Net investment income (loss)                                            1,318
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                               (1,176)
   Realized gain distributions                                               783
   Net change in unrealized appreciation (depreciation)                  (21,880)
                                                                  --------------
   Net gain (loss)                                                       (22,273)
                                                                  --------------
Increase (decrease) in net assets from operations                 $      (20,955)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      For the period
                                                       Year ended    from 5/24/07 to
                                                       12/31/2008       12/31/07
                                                     ------------    ---------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $      1,318    $            10
   Net realized gain (loss)                                (1,176)               -
   Realized gain distributions                                783                  7
   Net change in unrealized appreciation
   (depreciation)                                         (21,880)               (38)
                                                     ------------    ---------------
Increase (decrease) in net assets from operations         (20,955)               (21)
                                                     ------------    ---------------
Contract owner transactions:
   Proceeds from units sold                               131,978              1,247
   Cost of units redeemed                                  (2,137)               -
                                                     ------------    ---------------
   Increase (decrease)                                    129,841              1,247
                                                     ------------    ---------------
Net increase (decrease)                                   108,886              1,226
Net assets, beginning                                       1,226                -
                                                     ------------    ---------------
Net assets, ending                                   $    110,112    $         1,226
                                                     ============    ===============
Units sold                                                235,337              1,220
Units redeemed                                            (43,811)               -
                                                     ------------    ---------------
Net increase (decrease)                                   191,526              1,220
Units outstanding, beginning                                1,220                -
                                                     ------------    ---------------
Units outstanding, ending                                 192,746              1,220
                                                     ============    ===============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                            $    133,225
Cost of units redeemed                                                    (2,137)
Net investment income (loss)                                               1,328
Net realized gain (loss)                                                  (1,176)
Realized gain distributions                                                  790
Net change in unrealized appreciation (depreciation)                     (21,918)
                                                                    ------------
                                                                    $    110,112
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                            BAND 125
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/08         $     0.57              193      $      110             1.25%            -43.2%
12/31/07               1.01                1               1             1.25%              0.5%
05/24/07               1.00              -               -               1.25%              0.0%

                                            BAND 100
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/08         $     0.57              -        $      -               1.00%            -43.0%
12/31/07               1.01              -               -               1.00%              0.7%
05/24/07               1.00              -               -               1.00%              0.0%

                                             BAND 75
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/08         $     0.58              -        $      -               0.75%            -42.9%
12/31/07               1.01              -               -               0.75%              0.8%
05/24/07               1.00              -               -               0.75%              0.0%


                                             BAND 50
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/08         $     0.58              -        $      -               0.50%            -42.7%
12/31/07               1.01              -               -               0.50%              1.0%
05/24/07               1.00              -               -               0.50%              0.0%

                                             BAND 25
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/08         $     0.58              -        $      -               0.25%            -42.6%
12/31/07               1.01              -               -               0.25%              1.1%
05/24/07               1.00              -               -               0.25%              0.0%

                                             BAND 0
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/08         $     0.58              -        $      -               0.00%            -42.4%
12/31/07               1.01              -               -               0.00%              1.3%
05/24/07               1.00              -               -               0.00%              0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008            2007
3.2%            1.8%

                             AUL American Unit Trust
                                    Fidelity
                         Advisor Freedom 2045 (Class T)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $      553,905    $      700,292            85,743
Receivables: investments sold                    -      ==============    ==============
Payables: investments purchased                  -
                                      --------------
Net assets                            $      553,905
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band 125                              $      476,161           822,566    $         0.58
Band 100                                         -                 -                0.58
Band 75                                          -                 -                0.58
Band 50                                          -                 -                0.59
Band 25                                          -                 -                0.59
Band 0                                        77,744           131,630              0.59
                                      --------------    --------------
Total                                 $      553,905           954,196
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $        9,439
   Mortality & expense charges                                            (2,654)
                                                                  --------------
   Net investment income (loss)                                            6,785
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                              (15,000)
   Realized gain distributions                                             7,073
   Net change in unrealized appreciation (depreciation)                 (143,739)
                                                                  --------------
   Net gain (loss)                                                      (151,666)
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (144,881)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      For the period
                                                       Year ended      from 5/24/07
                                                       12/31/2008      to 12/31/07
                                                     ------------    ---------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $      6,785    $           753
   Net realized gain (loss)                               (15,000)              (280)
   Realized gain distributions                              7,073                632
   Net change in unrealized appreciation
   (depreciation)                                       (143,739)             (2,647)
                                                     ------------    ---------------
Increase (decrease) in net assets from operations       (144,881)             (1,542)
                                                     ------------    ---------------
Contract owner transactions:
   Proceeds from units sold                               636,253            126,408
   Cost of units redeemed                                 (53,740)            (8,593)
                                                     ------------    ---------------
   Increase (decrease)                                    582,513            117,815
                                                     ------------    ---------------
Net increase (decrease)                                   437,632            116,273
Net assets, beginning                                     116,273                -
                                                     ------------    ---------------
Net assets, ending                                   $    553,905    $       116,273
                                                     ============    ===============
Units sold                                                925,088            124,229
Units redeemed                                            (86,510)            (8,611)
                                                     ------------    ---------------
Net increase (decrease)                                   838,578            115,618
Units outstanding, beginning                              115,618                -
                                                     ------------    ---------------
Units outstanding, ending                                 954,196            115,618
                                                     ============    ===============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                            $    762,662
Cost of units redeemed                                                   (62,333)
Net investment income (loss)                                               7,538
Net realized gain (loss)                                                 (15,280)
Realized gain distributions                                                7,705
Net change in unrealized appreciation (depreciation)                    (146,387)
                                                                    ------------
                                                                    $    553,905
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                            BAND 125
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/08         $     0.58              823      $      476             1.25%            -42.3%
12/31/07               1.00               70              70             1.25%              0.3%
05/24/07               1.00              -               -               1.25%              0.0%

                                            BAND 100
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/08         $     0.58              -        $      -               1.00%            -42.1%
12/31/07               1.00              -               -               1.00%              0.4%
05/24/07               1.00              -               -               1.00%              0.0%

                                             BAND 75
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/08         $     0.58              -        $      -               0.75%            -42.0%
12/31/07               1.01              -               -               0.75%              0.6%
05/24/07               1.00              -               -               0.75%              0.0%

                                             BAND 50
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/08         $     0.59              -        $      -               0.50%            -41.8%
12/31/07               1.01              -               -               0.50%              0.7%
05/24/07               1.00              -               -               0.50%              0.0%

                                             BAND 25
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/08         $     0.59              -        $      -               0.25%            -41.7%
12/31/07               1.01              -               -               0.25%              0.9%
05/24/07               1.00              -               -               0.25%              0.0%

                                             BAND 0
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/08         $     0.59              132      $       78             0.00%            -41.5%
12/31/07               1.01               46              46             0.00%              1.0%
05/24/07               1.00              -               -               0.00%              0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008            2007
2.8%            1.4%

                             AUL American Unit Trust
                                    Fidelity
                         Advisor Freedom 2050 (Class T)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      493,592  $      675,114          78,223
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $      493,592
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      433,916         763,226  $         0.57
Band 100                                   2,694           4,719            0.57
Band 75                                      -               -              0.57
Band 50                                      -               -              0.58
Band 25                                      -               -              0.58
Band 0                                    56,983          98,233            0.58
                                  --------------  --------------
Total                             $      493,592         866,178
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $        8,173
   Mortality & expense charges                                            (3,729)
                                                                  --------------
   Net investment income (loss)                                            4,444
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                               (4,979)
   Realized gain distributions                                            10,959
   Net change in unrealized appreciation (depreciation)                 (180,830)
                                                                  --------------
   Net gain (loss)                                                      (174,850)
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (170,406)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                               For the period
                                                               Year ended        from 5/24/07
                                                               12/31/2008         to 12/31/07
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                             $       4,444       $         186
   Net realized gain (loss)                                        (4,979)                 20
   Realized gain distributions                                     10,959                 146
   Net change in unrealized appreciation (depreciation)          (180,830)               (691)
                                                            -------------       -------------
Increase (decrease) in net assets from operations                (170,406)               (339)
                                                            -------------       -------------
Contract owner transactions:
   Proceeds from units sold                                       845,053              27,208
   Cost of units redeemed                                        (207,894)                (30)
                                                            -------------       -------------
   Increase (decrease)                                            637,159              27,178
                                                            -------------       -------------
Net increase (decrease)                                           466,753              26,839
Net assets, beginning                                              26,839                 -
                                                            -------------       -------------
Net assets, ending                                          $     493,592       $      26,839
                                                            =============       =============
Units sold                                                      1,088,128              26,604
Units redeemed                                                   (248,554)                -
                                                            -------------       -------------
Net increase (decrease)                                           839,574              26,604
Units outstanding, beginning                                       26,604                 -
                                                            -------------       -------------
Units outstanding, ending                                         866,178              26,604
                                                            =============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                            $    872,262
Cost of units redeemed                                                  (207,924)
Net investment income (loss)                                               4,630
Net realized gain (loss)                                                  (4,959)
Realized gain distributions                                               11,105
Net change in unrealized appreciation (depreciation)                    (181,522)
                                                                    ------------
                                                                    $    493,592
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.57           763   $      434           1.25%          -43.4%
12/31/07         1.00             9            9           1.25%            0.4%
05/24/07         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.57             5   $        3           1.00%          -43.2%
12/31/07         1.01           -            -             1.00%            0.5%
05/24/07         1.00           -            -             1.00%            0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.57           -     $      -             0.75%          -43.1%
12/31/07         1.01           -            -             0.75%            0.7%
05/24/07         1.00           -            -             0.75%            0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.58           -     $      -             0.50%          -42.9%
12/31/07         1.01           -            -             0.50%            0.8%
05/24/07         1.00           -            -             0.50%            0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.58           -     $      -             0.25%          -42.8%
12/31/07         1.01           -            -             0.25%            1.0%
05/24/07         1.00           -            -             0.25%            0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.58            98   $       57           0.00%          -42.6%
12/31/07         1.01            18           18           0.00%            1.1%
05/24/07         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007
3.1%       1.4%

                             AUL American Unit Trust
                                    Fidelity
                        Advisor Freedom Income (Class A)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $       72,944  $       77,367           8,233
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $       72,944
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $       72,944          84,260  $         0.87
Band 100                                     -               -              0.87
Band 75                                      -               -              0.87
Band 50                                      -               -              0.88
Band 25                                      -               -              0.88
Band 0                                       -               -              0.88
                                  --------------  --------------
Total                             $       72,944          84,260
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $        1,080
   Mortality & expense charges                                              (302)
                                                                  --------------
   Net investment income (loss)                                              778
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  (61)
   Realized gain distributions                                               614
   Net change in unrealized appreciation (depreciation)                   (4,211)
                                                                  --------------
   Net gain (loss)                                                        (3,658)
                                                                  --------------
Increase (decrease) in net assets from operations                 $       (2,880)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                               For the period
                                                               Year ended        from 5/24/07
                                                               12/31/2008         to 12/31/07
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                             $         778       $         143
   Net realized gain (loss)                                           (61)                -
   Realized gain distributions                                        614                  28
   Net change in unrealized appreciation (depreciation)            (4,211)               (264)
                                                            -------------       -------------
Increase (decrease) in net assets from operations                  (2,880)                (93)
                                                            -------------       -------------
Contract owner transactions:
   Proceeds from units sold                                        62,439              15,432
   Cost of units redeemed                                          (1,954)                -
                                                            -------------       -------------
   Increase (decrease)                                             60,485              15,432
                                                            -------------       -------------
Net increase (decrease)                                            57,605              15,339
Net assets, beginning                                              15,339                 -
                                                            -------------       -------------
Net assets, ending                                          $      72,944       $      15,339
                                                            =============       =============
Units sold                                                        118,927              15,111
Units redeemed                                                    (49,778)                -
                                                            -------------       -------------
Net increase (decrease)                                            69,149              15,111
Units outstanding, beginning                                       15,111                 -
                                                            -------------       -------------
Units outstanding, ending                                          84,260              15,111
                                                            =============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                            $     77,819
Cost of units redeemed                                                    (1,954)
Net investment income (loss)                                                 921
Net realized gain (loss)                                                     (61)
Realized gain distributions                                                  642
Net change in unrealized appreciation (depreciation)                      (4,423)
                                                                    ------------
                                                                    $     72,944
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.87            84   $       73           1.25%          -14.7%
12/31/07         1.02            15           15           1.25%            1.5%
05/24/07         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.87           -     $      -             1.00%          -14.5%
12/31/07         1.02           -            -             1.00%            1.7%
05/24/07         1.00           -            -             1.00%            0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.87           -     $      -             0.75%          -14.3%
12/31/07         1.02           -            -             0.75%            1.8%
05/24/07         1.00           -            -             0.75%            0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.88           -     $      -             0.50%          -14.1%
12/31/07         1.02           -            -             0.50%            2.0%
05/24/07         1.00           -            -             0.50%            0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.88           -     $      -             0.25%          -13.9%
12/31/07         1.02           -            -             0.25%            2.1%
05/24/07         1.00           -            -             0.25%            0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.88           -     $      -             0.00%          -13.6%
12/31/07         1.02           -            -             0.00%            2.3%
05/24/07         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007
2.4%      2.3%

                             AUL American Unit Trust
                                    Fidelity
                       Advisor Value (Class A) (unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $          -    $          -              -
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $          -
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $          -               -        $     0.51
Band 100                                     -               -              0.51
Band 75                                      -               -              0.51
Band 50                                      -               -              0.52
Band 25                                      -               -              0.52
Band 0                                       -               -              0.52
                                  --------------  --------------
Total                             $          -               -
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                              -
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                      -
                                                                  --------------
   Net gain (loss)                                                           -
                                                                  --------------
Increase (decrease) in net assets from operations                 $          -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                               For the period
                                                               Year ended        from 5/24/07
                                                               12/31/2008         to 12/31/07
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                             $         -         $         -
   Net realized gain (loss)                                           -                   -
   Realized gain distributions                                        -                   -
   Net change in unrealized appreciation (depreciation)               -                   -
                                                            -------------       -------------
Increase (decrease) in net assets from operations                     -                   -
                                                            -------------       -------------
Contract owner transactions:
   Proceeds from units sold                                                               -
   Cost of units redeemed                                                                 -
                                                            -------------       -------------
   Increase (decrease)                                                -                   -
                                                            -------------       -------------
Net increase (decrease)                                               -                   -
Net assets, beginning                                                 -                   -
                                                            -------------       -------------
Net assets, ending                                          $         -         $         -
                                                            =============       =============
Units sold                                                            -                   -
Units redeemed                                                        -                   -
                                                            -------------       -------------
Net increase (decrease)                                               -                   -
Units outstanding, beginning                                          -                   -
                                                            -------------       -------------
Units outstanding, ending                                             -                   -
                                                            =============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                            $        -
Cost of units redeemed                                                       -
Net investment income (loss)                                                 -
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                                    ------------
                                                                    $        -
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.51           -     $      -             1.25%          -47.2%
12/31/07         0.97           -            -             1.25%           -3.1%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.51           -     $      -             1.00%          -47.1%
12/31/07         0.97           -            -             1.00%           -3.1%
11/12/07         1.00           -            -             1.00%            0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.51           -     $      -             0.75%          -46.9%
12/31/07         0.97           -            -             0.75%           -3.1%
11/12/07         1.00           -            -             0.75%            0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.52           -     $      -             0.50%          -46.8%
12/31/07         0.97           -            -             0.50%           -3.0%
11/12/07         1.00           -            -             0.50%            0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.52           -     $      -             0.25%          -46.7%
12/31/07         0.97           -            -             0.25%           -3.0%
11/12/07         1.00           -            -             0.25%            0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.52           -     $      -             0.00%          -46.5%
12/31/07         0.97           -            -             0.00%           -3.0%
11/12/07         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007
0.0%       0.0%

                             AUL American Unit Trust
                                    Fidelity
                       Advisor Value (Class T) (unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $          -    $          -               -
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $          -
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $          -               -        $     0.51
Band 100                                     -               -              0.51
Band 75                                      -               -              0.51
Band 50                                      -               -              0.51
Band 25                                      -               -              0.52
Band 0                                       -               -              0.52
                                  --------------  --------------
Total                             $          -               -
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                              -
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                      -
                                                                  --------------
   Net gain (loss)                                                           -
                                                                  --------------
Increase (decrease) in net assets from operations                 $          -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                               For the period
                                                               Year ended        from 5/24/07
                                                               12/31/2008         to 12/31/07
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                             $         -         $         -
   Net realized gain (loss)                                           -                   -
   Realized gain distributions                                        -                   -
   Net change in unrealized appreciation (depreciation)               -                   -
                                                            -------------       -------------
Increase (decrease) in net assets from operations                     -                   -
                                                            -------------       -------------
Contract owner transactions:
   Proceeds from units sold                                                               -
   Cost of units redeemed                                                                 -
                                                            -------------       -------------
   Increase (decrease)                                                -                   -
                                                            -------------       -------------
Net increase (decrease)                                               -                   -
Net assets, beginning                                                 -                   -
                                                            -------------       -------------
Net assets, ending                                          $         -         $         -
                                                            =============       =============
Units sold                                                            -                   -
Units redeemed                                                        -                   -
                                                            -------------       -------------
Net increase (decrease)                                               -                   -
Units outstanding, beginning                                          -                   -
                                                            -------------       -------------
Units outstanding, ending                                             -                   -
                                                            =============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                            $        -
Cost of units redeemed                                                       -
Net investment income (loss)                                                 -
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                                    ------------
                                                                    $        -
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.51           -     $      -             1.25%          -47.3%
12/31/07         0.97           -            -             1.25%           -3.3%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.51           -     $      -             1.00%          -47.2%
12/31/07         0.97           -            -             1.00%           -3.2%
11/12/07         1.00           -            -             1.00%            0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.51           -     $      -             0.75%          -47.0%
12/31/07         0.97           -            -             0.75%           -3.2%
11/12/07         1.00           -            -             0.75%            0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.51           -     $      -             0.50%          -46.9%
12/31/07         0.97           -            -             0.50%           -3.2%
11/12/07         1.00           -            -             0.50%            0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.52           -     $      -             0.25%          -46.8%
12/31/07         0.97           -            -             0.25%           -3.1%
11/12/07         1.00           -            -             0.25%            0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.52           -     $      -             0.00%          -46.6%
12/31/07         0.97           -            -             0.00%           -3.1%
11/12/07         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007
0.0%       0.0%

                             AUL American Unit Trust
                                  State Street
                            Equity 500 (Admin Class)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $  111,041,256  $  140,557,877      14,805,492
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              (67)
                                  --------------
Net assets                        $  111,041,189
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $  110,653,050      50,845,463  $         2.18
Band 100                                     -               -              2.21
Band 75                                      -               -              2.23
Band 50                                      -               -              2.26
Band 25                                  388,139         169,224            2.29
Band 0                                       -               -              2.32
                                  --------------  --------------
Total                             $  111,041,189      51,014,687
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $    3,181,929
  Mortality & expense charges                                         (1,922,987)
                                                                  --------------
  Net investment income (loss)                                         1,258,942
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                             1,085,877
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)               (71,518,015)
                                                                  --------------
  Net gain (loss)                                                    (70,432,138)
                                                                  --------------
Increase (decrease) in net assets from operations                 $  (69,173,196)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended         Year ended
                                                               12/31/2008         12/31/2007
                                                             ------------      -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               $  1,258,942      $     900,840
  Net realized gain (loss)                                      1,085,877          6,986,488
  Realized gain distributions                                         -                  -
  Net change in unrealized appreciation (depreciation)        (71,518,015)           567,056
                                                             ------------      -------------
Increase (decrease) in net assets from operations             (69,173,196)         8,454,384
                                                             ------------      -------------
Contract owner transactions:
  Proceeds from units sold                                     29,601,390         33,352,662
  Cost of units redeemed                                      (42,052,728)       (55,589,999)
                                                             ------------      -------------
  Increase (decrease)                                         (12,451,338)       (22,237,337)
                                                             ------------      -------------
Net increase (decrease)                                       (81,624,534)       (13,782,953)
Net assets, beginning                                         192,665,723        206,448,676
                                                             ------------      -------------
Net assets, ending                                           $111,041,189      $ 192,665,723
                                                             ============      =============
Units sold                                                      9,099,689          9,620,388
Units redeemed                                                (13,259,505)       (15,950,981)
                                                             ------------      -------------
Net increase (decrease)                                        (4,159,816)        (6,330,593)
Units outstanding, beginning                                   55,174,503         61,505,096
                                                             ------------      -------------
Units outstanding, ending                                      51,014,687         55,174,503
                                                             ============      =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $   601,428,213
Cost of units redeemed                                              (476,283,644)
Net investment income (loss)                                           8,742,825
Net realized gain (loss)                                               6,670,483
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                 (29,516,688)
                                                                 ---------------
                                                                 $   111,041,189
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     2.18        50,845   $  110,653           1.25%          -37.7%
12/31/07         3.49        55,175      192,666           1.25%            4.0%
12/31/06         3.36        61,505      206,449           1.25%           14.2%
12/31/05         2.94        66,591      195,777           1.25%            3.5%
12/31/04         2.84        70,587      200,467           1.25%            9.2%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     2.21           -     $      -             1.00%          -37.5%
12/31/07         3.53           -            -             1.00%            4.3%
12/31/06         3.38           -            -             1.00%           14.3%
12/31/05         2.96           -            -             1.00%            3.6%
12/31/04         2.86           -            -             1.00%            9.9%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     2.23           -     $      -             0.75%          -37.4%
12/31/07         3.57           -            -             0.75%            4.6%
12/31/06         3.41           -            -             0.75%           14.6%
12/31/05         2.98           -            -             0.75%            3.8%
12/31/04         2.87           -            -             0.75%           10.2%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     2.26           -     $      -             0.50%          -37.2%
12/31/07         3.61           -            -             0.50%            4.8%
12/31/06         3.44           -            -             0.50%           14.9%
12/31/05         2.99           -            -             0.50%            4.1%
12/31/04         2.88           -            -             0.50%           10.5%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     2.29           169   $      388           0.25%          -37.0%
12/31/07         3.64           -            -             0.25%            5.1%
12/31/06         3.47           -            -             0.25%           15.2%
12/31/05         3.01           -            -             0.25%            4.4%
12/31/04         2.89           -            -             0.25%           10.7%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     2.32           -     $      -             0.00%          -36.9%
12/31/07         3.68           -            -             0.00%            5.3%
12/31/06         3.50           -            -             0.00%           15.5%
12/31/05         3.03           -            -             0.00%            4.6%
12/31/04         2.89           -            -             0.00%           10.8%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008          2007          2006        2005           2004
2.1%          1.7%          1.6%        1.7%           2.4%

                             AUL American Unit Trust
                                  State Street
                              Equity 500 (Class R)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    4,974,204  $    7,557,475         664,113
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $    4,974,204
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $    3,649,129       4,802,516  $         0.76
Band 100                                  23,404          30,528            0.77
Band 75                                      -               -              0.77
Band 50                                  644,981         826,395            0.78
Band 25                                      -               -              0.79
Band 0                                   656,690         826,531            0.79
                                  --------------  --------------
Total                             $    4,974,204       6,485,970
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $      120,924
  Mortality & expense charges                                            (54,279)
                                                                  --------------
  Net investment income (loss)                                            66,645
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                               (17,777)
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                (2,698,865)
                                                                  --------------
  Net gain (loss)                                                     (2,716,642)
                                                                  --------------
Increase (decrease) in net assets from operations                 $   (2,649,997)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended         Year ended
                                                               12/31/2008         12/31/2007
                                                             ------------      -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               $     66,645      $      40,311
  Net realized gain (loss)                                        (17,777)           176,120
  Realized gain distributions                                         -                  -
  Net change in unrealized appreciation (depreciation)         (2,698,865)          (102,942)
                                                             ------------      -------------
Increase (decrease) in net assets from operations              (2,649,997)           113,489
                                                             ------------      -------------
Contract owner transactions:
  Proceeds from units sold                                      3,692,575          5,356,268
  Cost of units redeemed                                       (1,983,770)        (2,657,332)
                                                             ------------      -------------
  Increase (decrease)                                           1,708,805          2,698,936
                                                             ------------      -------------
Net increase (decrease)                                          (941,192)         2,812,425
Net assets, beginning                                           5,915,396          3,102,971
                                                             ------------      -------------
Net assets, ending                                           $  4,974,204      $   5,915,396
                                                             ============      =============
Units sold                                                      3,782,578          4,334,792
Units redeemed                                                 (2,081,120)        (2,150,583)
                                                             ------------      -------------
Net increase (decrease)                                         1,701,458          2,184,209
Units outstanding, beginning                                    4,784,512          2,600,303
                                                             ------------      -------------
Units outstanding, ending                                       6,485,970          4,784,512
                                                             ============      =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $    12,418,208
Cost of units redeemed                                                (5,162,174)
Net investment income (loss)                                             131,049
Net realized gain (loss)                                                 170,391
Realized gain distributions                                                    1
Net change in unrealized appreciation (depreciation)                  (2,583,271)
                                                                 ---------------
                                                                 $     4,974,204
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.76         4,803   $    3,649           1.25%          -38.0%
12/31/07         1.23         3,048        3,734           1.25%            3.6%
12/31/06         1.18         1,047        1,238           1.25%           13.8%
12/31/05         1.04           100          104           1.25%            4.0%
06/03/05         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.77            31   $       23           1.00%          -37.8%
12/31/07         1.23            51           63           1.00%            3.8%
12/31/06         1.19            65           78           1.00%           13.8%
12/31/05         1.04           -            -             1.00%            4.3%
06/03/05         1.00           -            -             1.00%            0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.77           -     $      -             0.75%          -37.7%
12/31/07         1.24           -            -             0.75%            4.1%
12/31/06         1.19           -            -             0.75%           14.1%
12/31/05         1.04           -            -             0.75%            4.5%
06/03/05         1.00           -            -             0.75%            0.0%

                                     BAND 50

--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.78           826   $      645           0.50%          -37.5%
12/31/07         1.25           896        1,119           0.50%            4.4%
12/31/06         1.20           861        1,031           0.50%           14.4%
12/31/05         1.05           -            -             0.50%            4.6%
06/03/05         1.00           -            -             0.50%            0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.79           -     $      -             0.25%          -37.4%
12/31/07         1.26           -            -             0.25%            4.6%
12/31/06         1.20           -            -             0.25%           14.7%
12/31/05         1.05           -            -             0.25%            4.8%
06/03/05         1.00           -            -             0.25%            0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.79           827   $      657           0.00%          -37.2%
12/31/07         1.27           790          999           0.00%            4.9%
12/31/06         1.21           627          756           0.00%           15.0%
12/31/05         1.05           -            -             0.00%            4.9%
06/03/05         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008          2007          2006          2005
2.2%          1.8%          2.2%           1%

                            AUL American Unit Trust
                                American Century
                             VP Capital Appreciation

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    8,584,052  $   12,284,010       1,081,114
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $    8,584,052
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $    8,468,845       5,734,227  $         1.48
Band 100                                     -               -              1.50
Band 75                                      -               -              1.52
Band 50                                      -               -              1.54
Band 25                                  115,207          74,014            1.56
Band 0                                       -               -              1.48
                                  --------------  --------------
Total                             $    8,584,052       5,808,241
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $         -
  Mortality & expense charges                                           (159,731)
                                                                  --------------
  Net investment income (loss)                                          (159,731)
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                               854,936
  Realized gain distributions                                          1,031,405
  Net change in unrealized appreciation (depreciation)                (9,220,779)
                                                                  --------------
  Net gain (loss)                                                     (7,334,438)
                                                                  --------------
Increase (decrease) in net assets from operations                 $  (7,494,169)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2008          12/31/2007
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $    (159,731)      $    (165,958)
  Net realized gain (loss)                                        854,936           2,233,663
  Realized gain distributions                                   1,031,405                 -
  Net change in unrealized appreciation
  (depreciation)                                               (9,220,779)          2,715,542
                                                            -------------       -------------
Increase (decrease) in net assets from operations              (7,494,169)          4,783,247
                                                            -------------       -------------
Contract owner transactions:
  Proceeds from units sold                                      4,029,933           4,524,807
  Cost of units redeemed                                       (3,816,029)         (4,739,397)
                                                            -------------       -------------
  Increase (decrease)                                             213,904            (214,590)
                                                            -------------       -------------
Net increase (decrease)                                        (7,280,265)          4,568,657
Net assets, beginning                                          15,864,317          11,295,660
                                                            -------------       -------------
Net assets, ending                                          $   8,584,052       $  15,864,317
                                                            =============       =============
Units sold                                                      2,161,456           2,391,886
Units redeemed                                                 (2,061,960)         (2,535,805)
                                                            -------------       -------------
Net increase (decrease)                                            99,496            (143,919)
Units outstanding, beginning                                    5,708,745           5,852,664
                                                            -------------       -------------
Units outstanding, ending                                       5,808,241           5,708,745
                                                            =============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $    46,003,465
Cost of units redeemed                                               (36,374,030)
Net investment income (loss)                                            (661,971)
Net realized gain (loss)                                                (676,977)
Realized gain distributions                                            3,993,523
Net change in unrealized appreciation (depreciation)                  (3,699,958)
                                                                 ---------------
                                                                 $     8,584,052
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $    1.48          5,734   $    8,469           1.25%          -46.9%
12/31/07        2.78          5,709       15,864           1.25%           44.0%
12/31/06        1.93          5,853       11,296           1.25%           15.6%
12/31/05        1.67          6,555       10,947           1.25%           21.0%
12/31/04        1.38          5,817        8,027           1.25%            6.2%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $    1.50            -     $      -             1.00%          -46.7%
12/31/07        2.81            -            -             1.00%           44.3%
12/31/06        1.95            -            -             1.00%           16.1%
12/31/05        1.68            -            -             1.00%           20.8%
12/31/04        1.39            -            -             1.00%            6.5%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $    1.52            -     $      -             0.75%          -46.6%
12/31/07        2.84            -            -             0.75%           44.7%
12/31/06        1.96            -            -             0.75%           16.3%
12/31/05        1.69            -            -             0.75%           21.2%
12/31/04        1.39            -            -             0.75%            6.8%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $    1.54            -     $      -             0.50%          -46.5%
12/31/07        2.87            -            -             0.50%           45.1%
12/31/06        1.98            -            -             0.50%           16.6%
12/31/05        1.70            -            -             0.50%           21.5%
12/31/04        1.40            -            -             0.50%           23.5%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $    1.56             74   $      115           0.25%          -46.3%
12/31/07        2.90            -            -             0.25%           45.4%
12/31/06        1.99            -            -             0.25%           16.9%
12/31/05        1.71            -            -             0.25%           21.8%
12/31/04        1.40            -            -             0.25%            7.3%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08        1.48            -     $      -             0.00%          -49.6%
12/31/07        2.93            -            -             0.00%           45.8%
12/31/06        2.01            -            -             0.00%           17.2%
12/31/05        1.71            -            -             0.00%           22.1%
12/31/04        1.40            -            -             0.00%            7.6%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007       2006       2005       2004
0.0%       0.0%       0.0%       0.0%       0.0%

                             AUL American Unit Trust
                                American Century
                                  Equity Income

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    2,734,859  $    3,648,054         454,295
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $    2,734,859
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $    2,728,645       2,006,050  $         1.36
Band 100                                     -               -              1.38
Band 75                                      -               -              1.40
Band 50                                      -               -              1.41
Band 25                                      -               -              1.43
Band 0                                     6,214           4,146            1.50
                                  --------------  --------------
Total                             $    2,734,859       2,010,196
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $      103,734
  Mortality & expense charges                                            (37,400)
                                                                  --------------
  Net investment income (loss)                                            66,334
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                               (85,326)
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                  (689,240)
                                                                  --------------
  Net gain (loss)                                                       (774,566)
                                                                  --------------
Increase (decrease) in net assets from operations                 $    (708,232)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2008          12/31/2007
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $      66,334       $      45,880
  Net realized gain (loss)                                        (85,326)            104,014
  Realized gain distributions                                         -               295,054
  Net change in unrealized appreciation
  (depreciation)                                                 (689,240)           (421,937)
                                                            -------------       -------------
Increase (decrease) in net assets from operations                (708,232)             23,011
                                                            -------------       -------------
Contract owner transactions:
  Proceeds from units sold                                        758,319             660,768
  Cost of units redeemed                                         (761,641)           (972,827)
                                                            -------------       -------------
  Increase (decrease)                                              (3,322)           (312,059)
                                                            -------------       -------------
Net increase (decrease)                                          (711,554)           (289,048)
Net assets, beginning                                           3,446,413           3,735,461
                                                            -------------       -------------
Net assets, ending                                          $   2,734,859       $   3,446,413
                                                            =============       =============
Units sold                                                        558,468             491,215
Units redeemed                                                   (553,971)           (665,110)
                                                            -------------       -------------
Net increase (decrease)                                             4,497            (173,895)
Units outstanding, beginning                                    2,005,699           2,179,594
                                                            -------------       -------------
Units outstanding, ending                                       2,010,196           2,005,699
                                                            =============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $     6,846,404
Cost of units redeemed                                                (4,471,949)
Net investment income (loss)                                             230,591
Net realized gain (loss)                                                 262,480
Realized gain distributions                                              780,528
Net change in unrealized appreciation (depreciation)                    (913,195)
                                                                 ---------------
                                                                 $     2,734,859
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.36         2,006   $    2,729           1.25%          -20.8%
12/31/07         1.72         2,006        3,446           1.25%            0.3%
12/31/06         1.71         2,180        3,735           1.25%           18.2%
12/31/05         1.45         2,175        3,154           1.25%            0.7%
12/31/04         1.44         1,820        2,621           1.25%           11.6%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.38           -     $      -             1.00%          -20.6%
12/31/07         1.74           -            -             1.00%            0.5%
12/31/06         1.73           -            -             1.00%           18.3%
12/31/05         1.46           -            -             1.00%            1.4%
12/31/04         1.44           -            -             1.00%           11.4%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.40           -     $      -             0.75%          -20.4%
12/31/07         1.76           -            -             0.75%            0.8%
12/31/06         1.74           -            -             0.75%           18.6%
12/31/05         1.47           -            -             0.75%            1.7%
12/31/04         1.44           -            -             0.75%           11.7%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.41           -     $      -             0.50%          -20.2%
12/31/07         1.77           -            -             0.50%            1.0%
12/31/06         1.76           -            -             0.50%           18.9%
12/31/05         1.48           -            -             0.50%            1.9%
12/31/04         1.45           -            -             0.50%           12.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.43           -     $      -             0.25%          -20.0%
12/31/07         1.79           -            -             0.25%            1.3%
12/31/06         1.77           -            -             0.25%           19.2%
12/31/05         1.49           -            -             0.25%            2.2%
12/31/04         1.45           -            -             0.25%           12.3%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.50             0   $        6           0.00%          -19.8%
12/31/07         1.87           -            -             0.00%            1.5%
12/31/06         1.84           -            -             0.00%           19.5%
12/31/05         1.54           -            -             0.00%            2.5%
12/31/04         1.50           -            -             0.00%           12.5%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007       2006       2005       2004
3.4%       2.6%       2.3%       2.1%       2.5%

                             AUL American Unit Trust
                                American Century
                                 Small Cap Value

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    5,493,316  $    9,195,991       1,022,963
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $    5,493,316
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $    5,493,316       3,748,913  $         1.47
Band 100                                     -               -              1.48
Band 75                                      -               -              1.50
Band 50                                      -               -              1.52
Band 25                                      -               -              1.54
Band 0                                       -               -              1.61
                                  --------------  --------------
Total                             $    5,493,316       3,748,913
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $      108,585
  Mortality & expense charges                                            (83,836)
                                                                  --------------
  Net investment income (loss)                                            24,749
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                              (696,773)
  Realized gain distributions                                             15,535
  Net change in unrealized appreciation (depreciation)                (1,559,103)
                                                                  --------------
  Net gain (loss)                                                     (2,240,341)
                                                                  --------------
Increase (decrease) in net assets from operations                 $   (2,215,592)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2008          12/31/2007
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $      24,749       $     (30,788)
  Net realized gain (loss)                                       (696,773)            (87,874)
  Realized gain distributions                                      15,535           1,624,109
  Net change in unrealized appreciation
  (depreciation)                                               (1,559,103)         (1,852,048)
                                                            -------------       -------------
Increase (decrease) in net assets from operations              (2,215,592)           (346,601)
                                                            -------------       -------------
Contract owner transactions:
  Proceeds from units sold                                      1,792,699           1,932,508
  Cost of units redeemed                                       (2,104,289)         (2,839,239)
                                                            -------------       -------------
  Increase (decrease)                                            (311,590)           (906,731)
                                                            -------------       -------------
Net increase (decrease)                                        (2,527,182)         (1,253,332)
Net assets, beginning                                           8,020,498           9,273,830
                                                            -------------       -------------
Net assets, ending                                          $   5,493,316       $   8,020,498
                                                            =============       =============
Units sold                                                      1,040,470             884,215
Units redeemed                                                 (1,203,579)         (1,317,798)
                                                            -------------       -------------
Net increase (decrease)                                          (163,109)           (433,583)
Units outstanding, beginning                                    3,912,022           4,345,605
                                                            -------------       -------------
Units outstanding, ending                                       3,748,913           3,912,022
                                                            =============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $    15,618,196
Cost of units redeemed                                               (10,082,811)
Net investment income (loss)                                            (111,934)
Net realized gain (loss)                                                (257,683)
Realized gain distributions                                            4,030,223
Net change in unrealized appreciation (depreciation)                  (3,702,675)
                                                                 ---------------
                                                                 $     5,493,316
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.47         3,749   $    5,493           1.25%          -28.5%
12/31/07         2.05         3,912        8,020           1.25%           -3.9%
12/31/06         2.13         4,346        9,274           1.25%           14.1%
12/31/05         1.87         3,774        7,057           1.25%            6.9%
12/31/04         1.75         3,005        5,258           1.25%           20.7%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.48           -     $      -             1.00%          -28.3%
12/31/07         2.07           -            -             1.00%           -3.7%
12/31/06         2.15           -            -             1.00%           14.4%
12/31/05         1.88           -            -             1.00%            7.2%
12/31/04         1.75           -            -             1.00%           20.7%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.50           -     $      -             0.75%          -28.2%
12/31/07         2.09           -            -             0.75%           -3.5%
12/31/06         2.17           -            -             0.75%           14.7%
12/31/05         1.89           -            -             0.75%            7.5%
12/31/04         1.76           -            -             0.75%           21.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.52           -     $      -             0.50%          -28.0%
12/31/07         2.12           -            -             0.50%           -3.2%
12/31/06         2.19           -            -             0.50%           14.9%
12/31/05         1.90           -            -             0.50%            7.8%
12/31/04         1.77           -            -             0.50%           21.3%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.54           -     $      -             0.25%          -27.8%
12/31/07         2.14           -            -             0.25%           -3.0%
12/31/06         2.20           -            -             0.25%           15.2%
12/31/05         1.91           -            -             0.25%            8.0%
12/31/04         1.77           -            -             0.25%           21.6%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.61           -     $      -             0.00%          -27.6%
12/31/07         2.23           -            -             0.00%           -2.7%
12/31/06         2.29           -            -             0.00%           15.5%
12/31/05         1.99           -            -             0.00%            8.3%
12/31/04         1.83           -            -             0.00%           20.7%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007       2006       2005       2004
1.6%       1.0%       0.6%       0.7%       0.3%

                             AUL American Unit Trust
                                American Century
                                 Income & Growth

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      166,692  $      267,363           9,005
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $      166,692
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      166,692         204,711  $         0.81
Band 100                                     -               -              0.83
Band 75                                      -               -              0.84
Band 50                                      -               -              0.85
Band 25                                      -               -              0.86
Band 0                                       -               -              0.92
                                  --------------  --------------
Total                             $      166,692         204,711
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $        4,345
  Mortality & expense charges                                             (3,195)
                                                                  --------------
  Net investment income (loss)                                             1,150
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                               (32,955)
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                   (82,182)
                                                                  --------------
  Net gain (loss)                                                       (115,137)
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (113,987)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2008          12/31/2007
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $       1,150       $         658
  Net realized gain (loss)                                        (32,955)             12,363
  Realized gain distributions                                         -                37,054
  Net change in unrealized appreciation
  (depreciation)                                                  (82,182)            (63,114)
                                                            -------------       -------------
Increase (decrease) in net assets from operations                (113,987)            (13,039)
                                                            -------------       -------------
Contract owner transactions:
  Proceeds from units sold                                          6,616              72,031
  Cost of units redeemed                                          (43,275)            (75,359)
                                                            -------------       -------------
  Increase (decrease)                                             (36,659)             (3,328)
                                                            -------------       -------------
Net increase (decrease)                                          (150,646)            (16,367)
Net assets, beginning                                             317,338             333,705
                                                            -------------       -------------
Net assets, ending                                          $     166,692       $     317,338
                                                            =============       =============
Units sold                                                         49,791              55,787
Units redeemed                                                   (103,349)            (57,812)
                                                            -------------       -------------
Net increase (decrease)                                           (53,558)             (2,025)
Units outstanding, beginning                                      258,269             260,294
                                                            -------------       -------------
Units outstanding, ending                                         204,711             258,269
                                                            =============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $       560,455
Cost of units redeemed                                                  (364,920)
Net investment income (loss)                                               8,159
Net realized gain (loss)                                                     921
Realized gain distributions                                               62,748
Net change in unrealized appreciation (depreciation)                    (100,671)
                                                                 ---------------
                                                                 $       166,692
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.81           205   $      167           1.25%          -33.7%
12/31/07         1.23           258          317           1.25%           -4.2%
12/31/06         1.28           261          334           1.25%           15.5%
12/31/05         1.11           256          284           1.25%            3.7%
12/31/04         1.07           258          276           1.25%           11.5%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.83           -     $      -             1.00%          -33.6%
12/31/07         1.24           -            -             1.00%           -3.9%
12/31/06         1.29           -            -             1.00%           16.0%
12/31/05         1.11           -            -             1.00%            3.6%
12/31/04         1.07           -            -             1.00%           12.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.84           -     $      -             0.75%          -33.4%
12/31/07         1.26           -            -             0.75%           -3.7%
12/31/06         1.30           -            -             0.75%           16.3%
12/31/05         1.12           -            -             0.75%            3.9%
12/31/04         1.08           -            -             0.75%           12.2%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.85           -     $      -             0.50%          -33.2%
12/31/07         1.27           -            -             0.50%           -3.4%
12/31/06         1.31           -            -             0.50%           16.6%
12/31/05         1.13           -            -             0.50%            4.2%
12/31/04         1.08           -            -             0.50%           12.5%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.86           -     $      -             0.25%          -33.1%
12/31/07         1.28           -            -             0.25%           -3.2%
12/31/06         1.32           -            -             0.25%           16.9%
12/31/05         1.13           -            -             0.25%            4.4%
12/31/04         1.09           -            -             0.25%           12.8%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.92           -     $      -             0.00%          -32.9%
12/31/07         1.37           -            -             0.00%           -2.9%
12/31/06         1.41           -            -             0.00%           17.2%
12/31/05         1.21           -            -             0.00%            4.7%
12/31/04         1.15           -            -             0.00%           13.2%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007       2006       2005       2004
1.8%       1.5%       1.8%       1.9%       2.2%

                             AUL American Unit Trust
                                American Century
                              International Growth

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      960,966  $    1,629,849         129,685
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $      960,966
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      960,966         589,391            1.63
Band 100                                     -               -              1.65
Band 75                                      -               -              1.67
Band 50                                      -               -              1.70
Band 25                                      -               -              1.72
Band 0                                       -               -              1.96
                                  --------------  --------------
Total                             $      960,966         589,391
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $       18,886
  Mortality & expense charges                                            (17,247)
                                                                  --------------
  Net investment income (loss)                                             1,639
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                               (37,041)
  Realized gain distributions                                              5,851
  Net change in unrealized appreciation (depreciation)                  (756,550)
                                                                  --------------
  Net gain (loss)                                                       (787,740)
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (786,101)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2008          12/31/2007
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $       1,639       $      (9,567)
  Net realized gain (loss)                                        (37,041)            195,899
  Realized gain distributions                                       5,851              83,559
  Net change in unrealized appreciation
  (depreciation)                                                 (756,550)            (99,449)
                                                            -------------       -------------
Increase (decrease) in net assets from operations                (786,101)            170,442
                                                            -------------       -------------
Contract owner transactions:
  Proceeds from units sold                                        330,956           1,427,264
  Cost of units redeemed                                         (259,146)         (1,197,778)
                                                            -------------       -------------
  Increase (decrease)                                              71,810             229,486
                                                            -------------       -------------
Net increase (decrease)                                          (714,291)            399,928
Net assets, beginning                                           1,675,257           1,275,329
                                                            -------------       -------------
Net assets, ending                                          $     960,966       $   1,675,257
                                                            =============       =============
Units sold                                                        142,953             190,353
Units redeemed                                                   (109,492)           (124,494)
                                                            -------------       -------------
Net increase (decrease)                                            33,461              65,859
Units outstanding, beginning                                      555,930             490,071
                                                            -------------       -------------
Units outstanding, ending                                         589,391             555,930
                                                            =============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $     4,519,302
Cost of units redeemed                                                (3,584,304)
Net investment income (loss)                                             (14,126)
Net realized gain (loss)                                                 619,567
Realized gain distributions                                               89,410
Net change in unrealized appreciation (depreciation)                    (668,883)
                                                                 ---------------
                                                                 $       960,966
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.63           589   $      961           1.25%          -45.9%
12/31/07         3.01           556        1,675           1.25%           15.8%
12/31/06         2.60           490        1,275           1.25%           23.3%
12/31/05         2.11           481        1,015           1.25%           12.2%
12/31/04         1.88           394          741           1.25%           13.9%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.65           -     $      -             1.00%          -45.8%
12/31/07         3.05           -            -             1.00%           16.1%
12/31/06         2.62           -            -             1.00%           23.8%
12/31/05         2.12           -            -             1.00%           12.0%
12/31/04         1.89           -            -             1.00%           14.4%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.67           -     $      -             0.75%          -45.6%
12/31/07         3.08           -            -             0.75%           16.4%
12/31/06         2.64           -            -             0.75%           24.1%
12/31/05         2.13           -            -             0.75%           12.2%
12/31/04         1.90           -            -             0.75%           14.7%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.70           -     $      -             0.50%          -45.5%
12/31/07         3.11           -            -             0.50%           16.7%
12/31/06         2.67           -            -             0.50%           24.4%
12/31/05         2.14           -            -             0.50%           12.5%
12/31/04         1.91           -            -             0.50%           15.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.72           -     $      -             0.25%          -45.3%
12/31/07         3.14           -            -             0.25%           17.0%
12/31/06         2.69           -            -             0.25%           24.7%
12/31/05         2.16           -            -             0.25%           12.8%
12/31/04         1.91           -            -             0.25%           15.3%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.96           -     $      -             0.00%          -45.2%
12/31/07         3.58           -            -             0.00%           17.3%
12/31/06         3.05           -            -             0.00%           25.0%
12/31/05         2.44           -            -             0.00%           13.1%
12/31/04         2.16           -            -             0.00%           16.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007       2006       2005       2004
1.4%       0.6%       0.8%       2.1%       0.9%

                             AUL American Unit Trust
                                American Century
                                      Ultra

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      207,593  $      305,992          14,366
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $      207,593
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      207,593         134,718  $         1.54
Band 100                                     -                -             1.56
Band 75                                      -                -             1.58
Band 50                                      -                -             1.60
Band 25                                      -                -             1.62
Band 0                                       -                -             1.85
                                  --------------  --------------
Total                             $      207,593         134,718
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $        1,105
  Mortality & expense charges                                             (2,617)
                                                                  --------------
  Net investment income (loss)                                            (1,512)
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                               (53,779)
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                   (70,317)
                                                                  --------------
  Net gain (loss)                                                       (124,096)
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (125,608)
                                                                  ==============

--------------------------------------------------------------------------------
                   STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2008          12/31/2007
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $      (1,512)      $      (3,810)
  Net realized gain (loss)                                        (53,779)            (19,994)
  Realized gain distributions                                         -                45,882
  Net change in unrealized appreciation
  (depreciation)                                                  (70,317)             33,859
                                                            -------------       -------------
Increase (decrease) in net assets from operations                (125,608)             55,937
                                                            -------------       -------------
Contract owner transactions:
  Proceeds from units sold                                        366,410            (171,931)
  Cost of units redeemed                                         (224,303)           (335,571)
                                                            -------------       -------------
  Increase (decrease)                                             142,107            (507,502)
                                                            -------------       -------------
Net increase (decrease)                                            16,499            (451,565)
Net assets, beginning                                             191,094             642,659
                                                            -------------       -------------
Net assets, ending                                          $     207,593       $     191,094
                                                            =============       =============
Units sold                                                        202,617              94,978
Units redeemed                                                   (139,250)           (312,298)
                                                            -------------       -------------
Net increase (decrease)                                            63,367            (217,320)
Units outstanding, beginning                                       71,351             288,671
                                                            -------------       -------------
Units outstanding, ending                                         134,718              71,351
                                                            =============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $     2,921,511
Cost of units redeemed                                                (2,790,920)
Net investment income (loss)                                             (39,217)
Net realized gain (loss)                                                 124,475
Realized gain distributions                                               90,143
Net change in unrealized appreciation (depreciation)                     (98,399)
                                                                 ---------------
                                                                 $       207,593
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.54           135   $      208           1.25%          -42.5%
12/31/07         2.68            71          191           1.25%           20.3%
12/31/06         2.23           289          643           1.25%           -4.5%
12/31/05         2.33           309          721           1.25%            0.9%
12/31/04         2.31           287          662           1.25%            9.5%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.56           -     $      -             1.00%          -42.3%
12/31/07         2.71           -            -             1.00%           20.6%
12/31/06         2.24           -            -             1.00%           -4.2%
12/31/05         2.34           -            -             1.00%            0.8%
12/31/04         2.32           -            -             1.00%            9.9%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.58           -     $      -             0.75%          -42.2%
12/31/07         2.74           -            -             0.75%           20.9%
12/31/06         2.26           -            -             0.75%           -4.0%
12/31/05         2.36           -            -             0.75%            1.1%
12/31/04         2.33           -            -             0.75%           10.2%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.60           -     $      -             0.50%          -42.0%
12/31/07         2.76           -            -             0.50%           21.2%
12/31/06         2.28           -            -             0.50%           -3.8%
12/31/05         2.37           -            -             0.50%            1.3%
12/31/04         2.34           -            -             0.50%            7.3%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.62           -     $      -             0.25%          -41.9%
12/31/07         2.79           -            -             0.25%           21.5%
12/31/06         2.30           -            -             0.25%           -3.5%
12/31/05         2.38           -            -             0.25%            1.6%
12/31/04         2.35           -            -             0.25%           10.7%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.85           -     $      -             0.00%          -41.7%
12/31/07         3.18           -            -             0.00%           21.8%
12/31/06         2.61           -            -             0.00%           -3.3%
12/31/05         2.70           -            -             0.00%            1.8%
12/31/04         2.65           -            -             0.00%           11.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007       2006       2005       2004
0.6%       0.0%       0.0%       0.1%       0.0%

                             AUL American Unit Trust
                                American Century
                                     Select

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $       19,848  $       27,966             804
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $       19,848
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $       19,848          13,636  $         1.46
Band 100                                     -               -              1.47
Band 75                                      -               -              1.49
Band 50                                      -               -              1.51
Band 25                                      -               -              1.53
Band 0                                       -               -              1.75
                                  --------------  --------------
Total                             $       19,848          13,636
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $          205
  Mortality & expense charges                                               (176)
                                                                  --------------
  Net investment income (loss)                                                29
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                (2,404)
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                    (8,333)
                                                                  --------------
  Net gain (loss)                                                        (10,737)
                                                                  --------------
Increase (decrease) in net assets from operations                 $      (10,708)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2008          12/31/2007
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $          29       $         (86)
  Net realized gain (loss)                                         (2,404)             (2,085)
  Realized gain distributions                                         -                   231
  Net change in unrealized appreciation
  (depreciation)                                                   (8,333)                 16
                                                            -------------       -------------
Increase (decrease) in net assets from operations                 (10,708)             (1,924)
                                                            -------------       -------------
Contract owner transactions:
  Proceeds from units sold                                         66,156              45,607
  Cost of units redeemed                                          (38,725)            (46,494)
                                                            -------------       -------------
  Increase (decrease)                                              27,431                (887)
                                                            -------------       -------------
Net increase (decrease)                                            16,723              (2,811)
Net assets, beginning                                               3,125               5,936
                                                            -------------       -------------
Net assets, ending                                          $      19,848       $       3,125
                                                            =============       =============
Units sold                                                         32,920                 277
Units redeemed                                                    (20,563)             (1,917)
                                                            -------------       -------------
Net increase (decrease)                                            12,357              (1,640)
Units outstanding, beginning                                        1,279               2,919
                                                            -------------       -------------
Units outstanding, ending                                          13,636               1,279
                                                            =============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $       375,363
Cost of units redeemed                                                  (366,845)
Net investment income (loss)                                              (5,130)
Net realized gain (loss)                                                  24,256
Realized gain distributions                                                  322
Net change in unrealized appreciation (depreciation)                      (8,118)
                                                                 ---------------
                                                                 $        19,848
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.46            14   $       20           1.25%          -40.4%
12/31/07         2.44             1            3           1.25%           20.1%
12/31/06         2.03             3            6           1.25%           -3.2%
12/31/05         2.10            20           42           1.25%            0.0%
12/31/04         2.10            15           31           1.25%            5.5%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.47           -     $      -             1.00%          -40.3%
12/31/07         2.47           -            -             1.00%           20.5%
12/31/06         2.05           -            -             1.00%           -2.8%
12/31/05         2.11           -            -             1.00%           -0.3%
12/31/04         2.12           -            -             1.00%            6.5%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.49           -     $      -             0.75%          -40.1%
12/31/07         2.50           -            -             0.75%           20.8%
12/31/06         2.07           -            -             0.75%           -2.5%
12/31/05         2.12           -            -             0.75%           -0.1%
12/31/04         2.12           -            -             0.75%            6.7%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.51           -     $      -             0.50%          -40.0%
12/31/07         2.52           -            -             0.50%           21.1%
12/31/06         2.08           -            -             0.50%           -2.3%
12/31/05         2.13           -            -             0.50%            0.2%
12/31/04         2.13           -            -             0.50%            7.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.53           -     $      -             0.25%          -39.8%
12/31/07         2.55           -            -             0.25%           21.4%
12/31/06         2.10           -            -             0.25%           -2.0%
12/31/05         2.14           -            -             0.25%            0.4%
12/31/04         2.13           -            -             0.25%            7.3%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.75           -     $      -             0.00%          -39.7%
12/31/07         2.90           -            -             0.00%           21.7%
12/31/06         2.38           -            -             0.00%           -1.8%
12/31/05         2.43           -            -             0.00%            0.7%
12/31/04         2.41           -            -             0.00%            7.7%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007       2006       2005       2004
1.8%       0.0%       0.1%       0.8%       0.0%

                             AUL American Unit Trust
                                American Century
                         Strategic Allocation Aggressive

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $   14,990,080  $   22,170,523       2,807,186
Receivables: investments sold                297  ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $   14,990,377
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $   14,990,377      14,029,956  $         1.07
Band 100                                     -               -              1.08
Band 75                                      -               -              1.10
Band 50                                      -               -              1.11
Band 25                                      -               -              1.13
Band 0                                       -               -              1.16
                                  --------------  --------------
Total                             $   14,990,377      14,029,956
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $      261,284
  Mortality & expense charges                                           (197,558)
                                                                  --------------
  Net investment income (loss)                                            63,726
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                               (89,475)
  Realized gain distributions                                             63,437
  Net change in unrealized appreciation (depreciation)                (6,661,267)
                                                                  --------------
  Net gain (loss)                                                     (6,687,305)
                                                                  --------------
Increase (decrease) in net assets from operations                 $   (6,623,579)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2008          12/31/2007
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $      63,726       $      62,591
  Net realized gain (loss)                                        (89,475)            205,116
  Realized gain distributions                                      63,437           1,829,031
  Net change in unrealized appreciation
  (depreciation)                                               (6,661,267)           (754,237)
                                                            -------------       -------------
Increase (decrease) in net assets from operations              (6,623,579)          1,342,501
                                                            -------------       -------------
Contract owner transactions:
  Proceeds from units sold                                      8,859,639           8,889,150
  Cost of units redeemed                                       (2,673,792)         (2,226,055)
                                                            -------------       -------------
  Increase (decrease)                                           6,185,847           6,663,095
                                                            -------------       -------------
Net increase (decrease)                                          (437,732)          8,005,596
Net assets, beginning                                          15,428,109           7,422,513
                                                            -------------       -------------
Net assets, ending                                          $  14,990,377       $  15,428,109
                                                            =============       =============
Units sold                                                      7,007,991           5,731,658
Units redeemed                                                 (2,375,036)         (1,463,497)
                                                            -------------       -------------
Net increase (decrease)                                         4,632,955           4,268,161
Units outstanding, beginning                                    9,397,001           5,128,840
                                                            -------------       -------------
Units outstanding, ending                                      14,029,956           9,397,001
                                                            =============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $    29,078,971
Cost of units redeemed                                                (9,768,896)
Net investment income (loss)                                             202,875
Net realized gain (loss)                                                 222,637
Realized gain distributions                                            2,429,293
Net change in unrealized appreciation (depreciation)                  (7,174,503)
                                                                 ---------------
                                                                 $    14,990,377
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.07        14,030   $       14,990       1.25%          -34.9%
12/31/07         1.64         9,397           15,428       1.25%           13.4%
12/31/06         1.45         5,128            7,422       1.25%           13.1%
12/31/05         1.28         2,371            3,035       1.25%            6.7%
12/31/04         1.20         1,002            1,202       1.25%           10.1%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.08           -     $          -         1.00%          -34.8%
12/31/07         1.66           -                -         1.00%           13.7%
12/31/06         1.46           -                -         1.00%           13.6%
12/31/05         1.28           -                -         1.00%            6.8%
12/31/04         1.20           -                -         1.00%           10.4%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.10           -     $          -         0.75%          -34.6%
12/31/07         1.68           -                -         0.75%           14.0%
12/31/06         1.47           -                -         0.75%           13.9%
12/31/05         1.29           -                -         0.75%            7.0%
12/31/04         1.21           -                -         0.75%           10.6%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.11           -     $          -         0.50%          -34.4%
12/31/07         1.69           -                -         0.50%           14.3%
12/31/06         1.48           -                -         0.50%           14.2%
12/31/05         1.30           -                -         0.50%            7.3%
12/31/04         1.21           -                -         0.50%           10.9%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.13           -     $          -         0.25%          -34.3%
12/31/07         1.71           -                -         0.25%           14.6%
12/31/06         1.49           -                -         0.25%           14.5%
12/31/05         1.31           -                -         0.25%            7.6%
12/31/04         1.21           -                -         0.25%           11.2%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.16           -     $          -         0.00%          -34.1%
12/31/07         1.76           -                -         0.00%           14.9%
12/31/06         1.53           -                -         0.00%           14.8%
12/31/05         1.34           -                -         0.00%            7.8%
12/31/04         1.24           -                -         0.00%           11.5%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007       2006       2005       2004
1.7%       1.8%       1.9%       1.4%       1.4%

                             AUL American Unit Trust
                                American Century
                        Strategic Allocation Conservative

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    4,268,104  $    5,024,479         936,001
Receivables: investments sold                 62  ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $    4,268,166
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $    4,268,166       3,844,730  $         1.11
Band 100                                     -               -              1.12
Band 75                                      -               -              1.14
Band 50                                      -               -              1.15
Band 25                                      -               -              1.17
Band 0                                       -               -              1.21
                                  --------------  --------------
Total                             $    4,268,166       3,844,730
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $       94,540
  Mortality & expense charges                                            (45,107)
                                                                  --------------
  Net investment income (loss)                                            49,433
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                               (49,650)
  Realized gain distributions                                              4,753
  Net change in unrealized appreciation (depreciation)                  (674,013)
                                                                  --------------
  Net gain (loss)                                                       (718,910)
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (669,477)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2008          12/31/2007
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $      49,433       $      43,287
  Net realized gain (loss)                                        (49,650)             44,738
  Realized gain distributions                                       4,753             217,212
  Net change in unrealized appreciation
  (depreciation)                                                 (674,013)           (139,767)
                                                            -------------       -------------
Increase (decrease) in net assets from operations                (669,477)            165,470
                                                            -------------       -------------
Contract owner transactions:
  Proceeds from units sold                                      2,867,492           1,392,383
  Cost of units redeemed                                         (956,279)         (1,086,963)
                                                            -------------       -------------
  Increase (decrease)                                           1,911,213             305,420
                                                            -------------       -------------
Net increase (decrease)                                         1,241,736             470,890
Net assets, beginning                                           3,026,430           2,555,540
                                                            -------------       -------------
Net assets, ending                                          $   4,268,166       $   3,026,430
                                                            =============       =============
Units sold                                                      2,445,899           1,284,902
Units redeemed                                                   (879,580)         (1,040,355)
                                                            -------------       -------------
Net increase (decrease)                                         1,566,319             244,547
Units outstanding, beginning                                    2,278,411           2,033,865
                                                            -------------       -------------
Units outstanding, ending                                       3,844,730           2,278,411
                                                            =============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $     9,283,028
Cost of units redeemed                                                (4,847,351)
Net investment income (loss)                                             183,216
Net realized gain (loss)                                                  31,713
Realized gain distributions                                              373,873
Net change in unrealized appreciation (depreciation)                    (756,313)
                                                                 ---------------
                                                                 $     4,268,166
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.11         3,845   $    4,268           1.25%          -16.4%
12/31/07         1.33         2,278        3,026           1.25%            5.7%
12/31/06         1.26         2,034        2,555           1.25%            7.4%
12/31/05         1.17         1,296        1,516           1.25%            2.6%
12/31/04         1.14           382          436           1.25%            6.5%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.12           -     $      -             1.00%          -16.2%
12/31/07         1.34           -            -             1.00%            6.0%
12/31/06         1.27           -            -             1.00%            7.9%
12/31/05         1.17           -            -             1.00%            2.9%
12/31/04         1.14           -            -             1.00%            6.6%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.14           -     $      -             0.75%          -16.0%
12/31/07         1.36           -            -             0.75%            6.3%
12/31/06         1.28           -            -             0.75%            8.1%
12/31/05         1.18           -            -             0.75%            3.1%
12/31/04         1.15           -            -             0.75%            6.9%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.15           -     $      -             0.50%          -15.8%
12/31/07         1.37           -            -             0.50%            6.5%
12/31/06         1.29           -            -             0.50%            8.4%
12/31/05         1.19           -            -             0.50%            3.4%
12/31/04         1.15           -            -             0.50%            7.1%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.17           -     $      -             0.25%          -15.6%
12/31/07         1.39           -            -             0.25%            6.8%
12/31/06         1.30           -            -             0.25%            8.7%
12/31/05         1.19           -            -             0.25%            3.7%
12/31/04         1.15           -            -             0.25%            7.4%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.21           -     $      -             0.00%          -15.4%
12/31/07         1.42           -            -             0.00%            7.1%
12/31/06         1.33           -            -             0.00%            8.9%
12/31/05         1.22           -            -             0.00%            3.9%
12/31/04         1.18           -            -             0.00%            7.7%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007       2006       2005       2004
2.6%       2.9%       2.7%       2.2%       1.7%

                             AUL American Unit Trust
                                American Century
                          Strategic Allocation Moderate

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $   31,475,414  $   37,580,715       6,371,541
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $   31,475,414
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $   31,475,414      28,417,955  $         1.11
Band 100                                     -               -              1.12
Band 75                                      -               -              1.14
Band 50                                      -               -              1.15
Band 25                                      -               -              1.17
Band 0                                       -               -              1.20
                                  --------------  --------------
Total                             $   31,475,414      28,417,955
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $      669,724
  Mortality & expense charges                                           (349,088)
                                                                  --------------
  Net investment income (loss)                                           320,636
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                            (4,591,342)
  Realized gain distributions                                             78,896
  Net change in unrealized appreciation (depreciation)                (4,892,713)
                                                                  --------------
  Net gain (loss)                                                     (9,405,159)
                                                                  --------------
Increase (decrease) in net assets from operations                 $   (9,084,523)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2008          12/31/2007
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $     320,636       $     134,174
  Net realized gain (loss)                                     (4,591,342)            199,909
  Realized gain distributions                                      78,896           2,427,038
  Net change in unrealized appreciation
  (depreciation)                                               (4,892,713)         (1,568,839)
                                                            -------------       -------------
Increase (decrease) in net assets from operations              (9,084,523)          1,192,282
                                                            -------------       -------------
Contract owner transactions:
  Proceeds from units sold                                     20,652,739          16,675,250
  Cost of units redeemed                                       (4,634,503)         (2,571,598)
                                                            -------------       -------------
  Increase (decrease)                                          16,018,236          14,103,652
                                                            -------------       -------------
Net increase (decrease)                                         6,933,713          15,295,934
Net assets, beginning                                          24,541,701           9,245,767
                                                            -------------       -------------
Net assets, ending                                          $  31,475,414       $  24,541,701
                                                            =============       =============
Units sold                                                     51,941,527          11,389,656
Units redeemed                                                (39,784,206)         (1,829,820)
                                                            -------------       -------------
Net increase (decrease)                                        12,157,322           9,559,836
Units outstanding, beginning                                   16,260,633           6,700,797
                                                            -------------       -------------
Units outstanding, ending                                      28,417,955          16,260,633
                                                            =============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $    52,869,614
Cost of units redeemed                                               (15,120,461)
Net investment income (loss)                                             602,702
Net realized gain (loss)                                              (4,118,293)
Realized gain distributions                                            3,347,153
Net change in unrealized appreciation (depreciation)                  (6,105,301)
                                                                 ---------------
                                                                 $    31,475,414
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.11        28,418   $   31,475           1.25%          -26.6%
12/31/07         1.51        16,261       24,542           1.25%            9.4%
12/31/06         1.38         6,701        9,246           1.25%           11.3%
12/31/05         1.24         4,852        6,017           1.25%            5.1%
12/31/04         1.18         2,272        2,681           1.25%            8.3%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.12           -     $      -             1.00%          -26.4%
12/31/07         1.53           -            -             1.00%            9.7%
12/31/06         1.39           -            -             1.00%           11.1%
12/31/05         1.25           -            -             1.00%            5.4%
12/31/04         1.19           -            -             1.00%            8.7%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.14           -     $      -             0.75%          -26.2%
12/31/07         1.54           -            -             0.75%            9.9%
12/31/06         1.40           -            -             0.75%           11.4%
12/31/05         1.26           -            -             0.75%            5.7%
12/31/04         1.19           -            -             0.75%            8.9%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.15           -     $      -             0.50%          -26.1%
12/31/07         1.56           -            -             0.50%           10.2%
12/31/06         1.41           -            -             0.50%           11.7%
12/31/05         1.27           -            -             0.50%            5.9%
12/31/04         1.20           -            -             0.50%            9.2%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.17           -     $      -             0.25%          -25.9%
12/31/07         1.57           -            -             0.25%           10.5%
12/31/06         1.43           -            -             0.25%           11.9%
12/31/05         1.27           -            -             0.25%            6.2%
12/31/04         1.20           -            -             0.25%            9.5%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.20           -     $      -             0.00%          -25.7%
12/31/07         1.62           -            -             0.00%           10.8%
12/31/06         1.46           -            -             0.00%           12.2%
12/31/05         1.30           -            -             0.00%            6.4%
12/31/04         1.22           -            -             0.00%            9.9%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007       2006       2005       2004
2.4%       2.0%       2.0%       1.7%       1.5%

                             AUL American Unit Trust
                                American Century
                                Emerging Markets

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      123,459  $      234,081          27,253
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $      123,459
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      123,459         192,102  $         0.64
Band 100                                     -                -             0.65
Band 75                                      -                -             0.65
Band 50                                      -                -             0.65
Band 25                                      -                -             0.66
Band 0                                       -                -             0.66
                                  --------------  --------------
Total                             $      123,459         192,102
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $          -
  Mortality & expense charges                                             (2,281)
                                                                  --------------
  Net investment income (loss)                                            (2,281)
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                               (52,777)
  Realized gain distributions                                              4,688
  Net change in unrealized appreciation (depreciation)                  (112,772)
                                                                  --------------
  Net gain (loss)                                                       (160,861)
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (163,142)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2008          12/31/2007
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $      (2,281)      $         610
  Net realized gain (loss)                                        (52,777)                (35)
  Realized gain distributions                                       4,688              13,521
  Net change in unrealized appreciation
  (depreciation)                                                 (112,772)              2,151
                                                            -------------       -------------
Increase (decrease) in net assets from operations                (163,142)             16,247
                                                            -------------       -------------
Contract owner transactions:
  Proceeds from units sold                                        172,137             172,851
  Cost of units redeemed                                          (71,871)             (2,763)
                                                            -------------       -------------
  Increase (decrease)                                             100,266             170,088
                                                            -------------       -------------
Net increase (decrease)                                           (62,876)            186,335
Net assets, beginning                                             186,335                 -
                                                            -------------       -------------
Net assets, ending                                          $     123,459       $     186,335
                                                            =============       =============
Units sold                                                        152,708             116,960
Units redeemed                                                    (75,725)             (1,841)
                                                            -------------       -------------
Net increase (decrease)                                            76,983             115,119
Units outstanding, beginning                                      115,119                 -
                                                            -------------       -------------
Units outstanding, ending                                         192,102             115,119
                                                            =============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $       344,989
Cost of units redeemed                                                   (74,634)
Net investment income (loss)                                              (1,671)
Net realized gain (loss)                                                 (52,812)
Realized gain distributions                                               18,209
Net change in unrealized appreciation (depreciation)                    (110,622)
                                                                 ---------------
                                                                 $       123,459
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.64           192   $      123           1.25%          -60.3%
12/31/07         1.62           115          186           1.25%           41.9%
12/31/06         1.14           -            -             1.25%           14.0%
10/23/06         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.65           -     $      -             1.00%          -60.2%
12/31/07         1.62           -            -             1.00%           42.3%
12/31/06         1.14           -            -             1.00%           14.1%
10/23/06         1.00           -            -             1.00%            0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.65           -     $      -             0.75%          -60.1%
12/31/07         1.63           -            -             0.75%           42.7%
12/31/06         1.14           -            -             0.75%           14.1%
10/23/06         1.00           -            -             0.75%            0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.65           -     $      -             0.50%          -60.0%
12/31/07         1.63           -            -             0.50%           43.0%
12/31/06         1.14           -            -             0.50%           14.2%
10/23/06         1.00           -            -             0.50%            0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.66           -     $      -             0.25%          -59.9%
12/31/07         1.64           -            -             0.25%           43.4%
12/31/06         1.14           -            -             0.25%           14.2%
10/23/06         1.00           -            -             0.25%            0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.66           -     $      -             0.00%          -59.8%
12/31/07         1.64           -            -             0.00%           43.7%
12/31/06         1.14           -            -             0.00%           14.3%
10/23/06         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007       2006
0.0%       1.4%       0.0%

                             AUL American Unit Trust
                                American Century
                                    Heritage

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    4,733,139  $    7,379,690         414,467
Receivables: investments sold                 79  ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $    4,733,218
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $    4,077,557       2,943,496  $         1.39
Band 100                                     -               -              1.40
Band 75                                      -               -              1.42
Band 50                                  152,090         105,549            1.44
Band 25                                      -               -              1.46
Band 0                                   503,571         337,679            1.49
                                  --------------  --------------
Total                             $    4,733,218       3,386,724
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $       39,201
  Mortality & expense charges                                            (61,898)
                                                                  --------------
  Net investment income (loss)                                           (22,697)
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                35,046
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                (3,514,661)
                                                                  --------------
  Net gain (loss)                                                     (3,479,615)
                                                                  --------------
Increase (decrease) in net assets from operations                 $   (3,502,312)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2008          12/31/2007
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $     (22,697)      $     (36,656)
  Net realized gain (loss)                                         35,046             151,541
  Realized gain distributions                                         -               275,270
  Net change in unrealized appreciation
  (depreciation)                                               (3,514,661)            849,851
                                                            -------------       -------------
Increase (decrease) in net assets from operations              (3,502,312)          1,240,006
                                                            -------------       -------------
Contract owner transactions:
  Proceeds from units sold                                      3,722,851           3,724,273
  Cost of units redeemed                                       (1,427,300)         (1,122,633)
                                                            -------------       -------------
  Increase (decrease)                                           2,295,551           2,601,640
                                                            -------------       -------------
Net increase (decrease)                                        (1,206,761)          3,841,646
Net assets, beginning                                           5,939,979           2,098,333
                                                            -------------       -------------
Net assets, ending                                          $   4,733,218       $   5,939,979
                                                            =============       =============
Units sold                                                      1,919,078           1,640,098
Units redeemed                                                   (787,746)           (528,308)
                                                            -------------       -------------
Net increase (decrease)                                         1,131,332           1,111,790
Units outstanding, beginning                                    2,255,392           1,143,602
                                                            -------------       -------------
Units outstanding, ending                                       3,386,724           2,255,392
                                                            =============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $     9,634,703
Cost of units redeemed                                                (2,781,108)
Net investment income (loss)                                             (64,769)
Net realized gain (loss)                                                 181,411
Realized gain distributions                                              409,453
Net change in unrealized appreciation (depreciation)                  (2,646,472)
                                                                 ---------------
                                                                 $     4,733,218
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.39         2,943   $    4,078           1.25%          -47.0%
12/31/07         2.61         1,926        5,031           1.25%           43.6%
12/31/06         1.82           920        1,675           1.25%           15.1%
12/31/05         1.58           -            -             1.25%           20.6%
12/31/04         1.31           -            -             1.25%            5.6%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.40           -     $      -             1.00%          -46.8%
12/31/07         2.64           -            -             1.00%           43.9%
12/31/06         1.83           -            -             1.00%           15.7%
12/31/05         1.59           -            -             1.00%           20.7%
12/31/04         1.31           -            -             1.00%            5.8%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.42           -     $      -             0.75%          -46.7%
12/31/07         2.67           -            -             0.75%           44.3%
12/31/06         1.85           -            -             0.75%           15.9%
12/31/05         1.59           -            -             0.75%           21.0%
12/31/04         1.32           -            -             0.75%            6.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.44           106   $      152           0.50%          -46.6%
12/31/07         2.70            61          165           0.50%           44.6%
12/31/06         1.86            54          100           0.50%           16.2%
12/31/05         1.60           -            -             0.50%           21.3%
12/31/04         1.32           -            -             0.50%            6.3%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.46           -     $      -             0.25%          -46.4%
12/31/07         2.73           -            -             0.25%           45.0%
12/31/06         1.88           -            -             0.25%           16.5%
12/31/05         1.61           -            -             0.25%           21.6%
12/31/04         1.33           -            -             0.25%            6.6%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.49            34   $      504           0.00%          -46.3%
12/31/07         2.78           268          744           0.00%           45.4%
12/31/06         1.91           169          323           0.00%           16.8%
12/31/05         1.64           -            -             0.00%           21.9%
12/31/04         1.34           -            -             0.00%            6.8%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007       2006
0.7%       0.0%       0.0%

                             AUL American Unit Trust
                                American Century
                             Small Company (Advisor)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $       64,365  $      118,732          12,745
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $       64,365
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $       64,365          53,554  $         1.20
Band 100                                     -               -              1.22
Band 75                                      -               -              1.23
Band 50                                      -               -              1.25
Band 25                                      -               -              1.27
Band 0                                       -               -              1.30
                                  --------------  --------------
Total                             $       64,365          53,554
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $          -
  Mortality & expense charges                                             (1,011)
                                                                  --------------
  Net investment income (loss)                                            (1,011)
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                (1,357)
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                   (35,795)
                                                                  --------------
  Net gain (loss)                                                        (37,152)
                                                                  --------------
Increase (decrease) in net assets from operations                 $      (38,163)
                                                                  ==============

--------------------------------------------------------------------------------
                   STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2008          12/31/2007
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $      (1,011)      $      (1,609)
  Net realized gain (loss)                                         (1,357)              3,958
  Realized gain distributions                                         -                 9,506
  Net change in unrealized appreciation
  (depreciation)                                                  (35,795)            (19,486)
                                                            -------------       -------------
Increase (decrease) in net assets from operations                 (38,163)             (7,631)
                                                            -------------       -------------
Contract owner transactions:
  Proceeds from units sold                                         15,139              18,891
  Cost of units redeemed                                           (1,572)            (73,005)
                                                            -------------       -------------
  Increase (decrease)                                              13,567             (54,114)
                                                            -------------       -------------
Net increase (decrease)                                           (24,596)            (61,745)
Net assets, beginning                                              88,961             150,706
                                                            -------------       -------------
Net assets, ending                                          $      64,365       $      88,961
                                                            =============       =============
Units sold                                                          9,378               8,691
Units redeemed                                                       (895)            (34,498)
                                                            -------------       -------------
Net increase (decrease)                                             8,483             (25,807)
Units outstanding, beginning                                       45,071              70,878
                                                            -------------       -------------
Units outstanding, ending                                          53,554              45,071
                                                            =============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $       204,813
Cost of units redeemed                                                  (121,595)
Net investment income (loss)                                              (3,096)
Net realized gain (loss)                                                   9,581
Realized gain distributions                                               29,029
Net change in unrealized appreciation (depreciation)                     (54,367)
                                                                 ---------------
                                                                 $        64,365
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.20            54   $       64           1.25%          -39.1%
12/31/07         1.97            45           89           1.25%           -7.2%
12/31/06         2.13            71          151           1.25%            4.8%
12/31/05         2.03            58          117           1.25%            5.2%
12/31/04         1.93            47           90           1.25%           27.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.22           -     $      -             1.00%          -39.0%
12/31/07         1.99           -            -             1.00%           -6.9%
12/31/06         2.14           -            -             1.00%            5.0%
12/31/05         2.04           -            -             1.00%            5.7%
12/31/04         1.93           -            -             1.00%           26.8%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.23           -     $      -             0.75%          -38.8%
12/31/07         2.02           -            -             0.75%           -6.7%
12/31/06         2.16           -            -             0.75%            5.2%
12/31/05         2.05           -            -             0.75%            5.9%
12/31/04         1.94           -            -             0.75%           27.1%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.25           -     $      -             0.50%          -38.6%
12/31/07         2.04           -            -             0.50%           -6.5%
12/31/06         2.18           -            -             0.50%            5.5%
12/31/05         2.07           -            -             0.50%            6.2%
12/31/04         1.94           -            -             0.50%           27.4%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.27           -     $      -             0.25%          -38.5%
12/31/07         2.06           -            -             0.25%           -6.2%
12/31/06         2.20           -            -             0.25%            5.8%
12/31/05         2.08           -            -             0.25%            6.5%
12/31/04         1.95           -            -             0.25%           27.7%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.30           -     $      -             0.00%          -38.3%
12/31/07         2.11           -            -             0.00%           -6.0%
12/31/06         2.24           -            -             0.00%            6.0%
12/31/05         2.12           -            -             0.00%            6.7%
12/31/04         1.98           -            -             0.00%           28.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007       2006
0.0%       0.1%       0.0%

                             AUL American Unit Trust
                                American Century
                    Strategic Allocation Aggressive (Advisor)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    3,150,753  $    4,322,471         577,157
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased          (68,732)
                                  --------------
Net assets                        $    3,082,021
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $    3,019,323       2,469,327  $         1.22
Band 100                                  62,698          50,609            1.24
Band 75                                      -               -              1.26
Band 50                                      -               -              1.27
Band 25                                      -               -              1.29
Band 0                                       -               -              1.31
                                  --------------  --------------
Total                             $    3,082,021       2,519,936
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $       44,255
  Mortality & expense charges                                            (33,129)
                                                                  --------------
  Net investment income (loss)                                            11,126
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                               (69,746)
  Realized gain distributions                                             10,184
  Net change in unrealized appreciation (depreciation)                (1,064,018)
                                                                  --------------
  Net gain (loss)                                                     (1,123,580)
                                                                  --------------
Increase (decrease) in net assets from operations                 $   (1,112,454)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2008          12/31/2007
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $      11,126       $         797
  Net realized gain (loss)                                        (69,746)            122,199
  Realized gain distributions                                      10,184             260,773
  Net change in unrealized appreciation
  (depreciation)                                               (1,064,018)           (157,048)
                                                            -------------       -------------
Increase (decrease) in net assets from operations              (1,112,454)            226,721
                                                            -------------       -------------
Contract owner transactions:
  Proceeds from units sold                                      2,644,590           1,428,975
  Cost of units redeemed                                         (667,754)         (1,122,295)
                                                            -------------       -------------
  Increase (decrease)                                           1,976,836             306,680
                                                            -------------       -------------
Net increase (decrease)                                           864,382             533,401
Net assets, beginning                                           2,217,639           1,684,238
                                                            -------------       -------------
Net assets, ending                                          $   3,082,021       $   2,217,639
                                                            =============       =============
Units sold                                                      1,750,372             803,060
Units redeemed                                                   (415,559)           (636,827)
                                                            -------------       -------------
Net increase (decrease)                                         1,334,813             166,233
Units outstanding, beginning                                    1,185,123           1,018,890
                                                            -------------       -------------
Units outstanding, ending                                       2,519,936           1,185,123
                                                            =============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $     5,862,886
Cost of units redeemed                                                (2,108,235)
Net investment income (loss)                                              17,505
Net realized gain (loss)                                                  83,838
Realized gain distributions                                              397,745
Net change in unrealized appreciation (depreciation)                  (1,171,718)
                                                                 ---------------
                                                                 $     3,082,021
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.22         2,469   $    3,019           1.25%          -34.6%
12/31/07         1.87         1,169        2,188           1.25%           13.2%
12/31/06         1.65         1,019        1,684           1.25%           12.5%
12/31/05         1.47           510          750           1.25%            5.8%
12/31/04         1.39           258          359           1.25%           10.3%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.24            51   $       63           1.00%          -34.5%
12/31/07         1.89            16           30           1.00%           13.5%
12/31/06         1.67           -            -             1.00%           12.6%
12/31/05         1.48           -            -             1.00%            6.5%
12/31/04         1.39           -            -             1.00%           10.1%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.26           -     $      -             0.75%          -34.3%
12/31/07         1.91           -            -             0.75%           13.8%
12/31/06         1.68           -            -             0.75%           12.9%
12/31/05         1.49           -            -             0.75%            6.8%
12/31/04         1.39           -            -             0.75%           10.4%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.27           -     $      -             0.50%          -34.2%
12/31/07         1.93           -            -             0.50%           14.0%
12/31/06         1.69           -            -             0.50%           13.1%
12/31/05         1.50           -            -             0.50%            7.0%
12/31/04         1.40           -            -             0.50%           10.6%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.29           -     $      -             0.25%          -34.0%
12/31/07         1.95           -            -             0.25%           14.3%
12/31/06         1.71           -            -             0.25%           13.4%
12/31/05         1.51           -            -             0.25%            7.3%
12/31/04         1.40           -            -             0.25%           10.9%

                                     BAND 0
--------------------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.31           -     $      -             0.00%          -33.8%
12/31/07         1.98           -            -             0.00%           14.6%
12/31/06         1.73           -            -             0.00%           13.7%
12/31/05         1.52           -            -             0.00%            7.6%
12/31/04         1.42           -            -             0.00%           11.2%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007       2006       2005       2004
1.7%       1.2%       1.6%       1.2%       2.0%

                             AUL American Unit Trust
                                American Century
                   Strategic Allocation Conservative (Advisor)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    2,270,214  $    2,664,822         495,049
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased          (12,788)
                                  --------------
Net assets                        $    2,257,426
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $    2,256,467       1,940,616  $         1.16
Band 100                                     959             814            1.18
Band 75                                      -               -              1.19
Band 50                                      -               -              1.21
Band 25                                      -               -              1.23
Band 0                                       -               -              1.24
                                  --------------  --------------
Total                             $    2,257,426       1,941,430
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $       49,518
  Mortality & expense charges                                            (26,418)
                                                                  --------------
  Net investment income (loss)                                            23,100
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                              (103,619)
  Realized gain distributions                                              2,534
  Net change in unrealized appreciation (depreciation)                  (329,549)
                                                                  --------------
  Net gain (loss)                                                       (430,634)
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (407,534)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2008          12/31/2007
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $      23,100       $      13,418
  Net realized gain (loss)                                       (103,619)             23,178
  Realized gain distributions                                       2,534              91,574
  Net change in unrealized appreciation
  (depreciation)                                                 (329,549)            (74,190)
                                                            -------------       -------------
Increase (decrease) in net assets from operations                (407,534)             53,980
                                                            -------------       -------------
Contract owner transactions:
  Proceeds from units sold                                      2,227,964           1,249,258
  Cost of units redeemed                                       (1,012,709)           (527,740)
                                                            -------------       -------------
  Increase (decrease)                                           1,215,255             721,518
                                                            -------------       -------------
Net increase (decrease)                                           807,721             775,498
Net assets, beginning                                           1,449,705             674,207
                                                            -------------       -------------
Net assets, ending                                          $   2,257,426       $   1,449,705
                                                            =============       =============
Units sold                                                      1,700,512             915,415
Units redeemed                                                   (797,907)           (386,420)
                                                            -------------       -------------
Net increase (decrease)                                           902,605             528,995
Units outstanding, beginning                                    1,038,825             509,830
                                                            -------------       -------------
Units outstanding, ending                                       1,941,430           1,038,825
                                                            =============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $     4,299,232
Cost of units redeemed                                                (1,731,059)
Net investment income (loss)                                              43,605
Net realized gain (loss)                                                 (78,287)
Realized gain distributions                                              118,543
Net change in unrealized appreciation (depreciation)                    (394,608)
                                                                 ---------------
                                                                 $     2,257,426
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.16         1,941   $    2,256           1.25%          -16.7%
12/31/07         1.40         1,039        1,449           1.25%            5.5%
12/31/06         1.32           510          674           1.25%            7.5%
12/31/05         1.23           198          243           1.25%            2.5%
12/31/04         1.20            72           86           1.25%            6.2%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.18             1   $        1           1.00%          -16.5%
12/31/07         1.41           -            -             1.00%            5.8%
12/31/06         1.33           -            -             1.00%            7.6%
12/31/05         1.24           -            -             1.00%            2.6%
12/31/04         1.21           -            -             1.00%            6.3%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.19           -     $      -             0.75%          -16.3%
12/31/07         1.43           -            -             0.75%            6.1%
12/31/06         1.34           -            -             0.75%            7.9%
12/31/05         1.25           -            -             0.75%            2.9%
12/31/04         1.21           -            -             0.75%            6.6%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.21           -     $      -             0.50%          -16.1%
12/31/07         1.44           -            -             0.50%            6.3%
12/31/06         1.36           -            -             0.50%            8.1%
12/31/05         1.25           -            -             0.50%            3.1%
12/31/04         1.22           -            -             0.50%            6.9%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.23           -     $      -             0.25%          -15.8%
12/31/07         1.46           -            -             0.25%            6.6%
12/31/06         1.37           -            -             0.25%            8.4%
12/31/05         1.26           -            -             0.25%            3.4%
12/31/04         1.22           -            -             0.25%            7.1%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.24           -     $      -             0.00%          -15.6%
12/31/07         1.47           -            -             0.00%            6.9%
12/31/06         1.38           -            -             0.00%            8.7%
12/31/05         1.27           -            -             0.00%            3.7%
12/31/04         1.22           -            -             0.00%            7.4%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007       2006       2005       2004
2.7%       2.5%       2.2%       2.2%       2.4%

                             AUL American Unit Trust
                                American Century
                     Strategic Allocation Moderate (Advisor)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $   12,988,975  $   14,581,242       2,598,359
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased         (153,079)
                                  --------------
Net assets                        $   12,835,896
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $    7,781,978       6,417,840  $         1.21
Band 100                               5,053,918       4,113,686            1.23
Band 75                                      -               -              1.24
Band 50                                      -               -              1.26
Band 25                                      -               -              1.28
Band 0                                       -               -              1.30
                                  --------------  --------------
Total                             $   12,835,896      10,531,526
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $      240,684
  Mortality & expense charges                                           (123,956)
                                                                  --------------
  Net investment income (loss)                                           116,728
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                            (2,360,562)
  Realized gain distributions                                             28,360
  Net change in unrealized appreciation (depreciation)                (1,222,364)
                                                                  --------------
  Net gain (loss)                                                     (3,554,566)
                                                                  --------------
Increase (decrease) in net assets from operations                 $   (3,437,838)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2008          12/31/2007
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $     116,728       $      40,833
  Net realized gain (loss)                                     (2,360,562)            121,301
  Realized gain distributions                                      28,360             833,586
  Net change in unrealized appreciation
  (depreciation)                                               (1,222,364)           (399,732)
                                                            -------------       -------------
Increase (decrease) in net assets from operations              (3,437,838)            595,988
                                                            -------------       -------------
Contract owner transactions:
  Proceeds from units sold                                     27,024,743           4,886,740
  Cost of units redeemed                                      (19,019,945)         (1,982,908)
                                                            -------------       -------------
  Increase (decrease)                                           8,004,798           2,903,832
                                                            -------------       -------------
Net increase (decrease)                                         4,566,960           3,499,820
Net assets, beginning                                           8,268,936           4,769,116
                                                            -------------       -------------
Net assets, ending                                          $  12,835,896       $   8,268,936
                                                            =============       =============
Units sold                                                     28,293,029           3,076,698
Units redeemed                                                (22,723,466)         (1,249,237)
                                                            -------------       -------------
Net increase (decrease)                                         5,569,563           1,827,461
Units outstanding, beginning                                    4,961,963           3,134,502
                                                            -------------       -------------
Units outstanding, ending                                      10,531,526           4,961,963
                                                            =============       =============

--------------------------------------------------------------------------------
                      Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $    37,252,162
Cost of units redeemed                                               (22,020,628)
Net investment income (loss)                                             182,755
Net realized gain (loss)                                              (2,192,649)
Realized gain distributions                                            1,206,523
Net change in unrealized appreciation (depreciation)                  (1,592,267)
                                                                 ---------------
                                                                 $    12,835,896
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.21         6,418   $    7,782           1.25%          -26.8%
12/31/07         1.66         2,394        3,967           1.25%            9.2%
12/31/06         1.52         2,216        3,364           1.25%           10.8%
12/31/05         1.37         1,351        1,851           1.25%            4.6%
12/31/04         1.31           585          766           1.25%            8.3%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.23         4,114   $    5,054           1.00%          -26.7%
12/31/07         1.67         2,568        4,302           1.00%            9.5%
12/31/06         1.53           918        1,405           1.00%           10.8%
12/31/05         1.38           -            -             1.00%            5.3%
12/31/04         1.31           -            -             1.00%            8.4%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.24           -     $      -             0.75%          -26.5%
12/31/07         1.69           -            -             0.75%            9.7%
12/31/06         1.54           -            -             0.75%           11.1%
12/31/05         1.39           -            -             0.75%            5.5%
12/31/04         1.32           -            -             0.75%            8.7%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.26           -     $      -             0.50%          -26.3%
12/31/07         1.71           -            -             0.50%           10.0%
12/31/06         1.56           -            -             0.50%           11.4%
12/31/05         1.40           -            -             0.50%            5.8%
12/31/04         1.32           -            -             0.50%            9.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.28           -     $      -             0.25%          -26.1%
12/31/07         1.73           -            -             0.25%           10.3%
12/31/06         1.57           -            -             0.25%           11.7%
12/31/05         1.40           -            -             0.25%            6.1%
12/31/04         1.32           -            -             0.25%            9.2%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.30           -     $      -             0.00%          -25.9%
12/31/07         1.76           -            -             0.00%           10.6%
12/31/06         1.59           -            -             0.00%           12.0%
12/31/05         1.42           -            -             0.00%            6.3%
12/31/04         1.34           -            -             0.00%            9.5%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007       2006       2005       2004
2.3%       1.7%       1.6%       1.6%       1.9%

                             AUL American Unit Trust
                                American Century
                             Equity Growth (Advisor)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      669,496  $    1,057,696          43,054
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $      669,496
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      669,496         747,704  $         0.90
Band 100                                     -               -              0.91
Band 75                                      -               -              0.92
Band 50                                      -               -              0.93
Band 25                                      -               -              0.94
Band 0                                       -               -              0.95
                                  --------------  --------------
Total                             $      669,496         747,704
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $        9,632
  Mortality & expense charges                                            (11,046)
                                                                  --------------
  Net investment income (loss)                                            (1,414)
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                               (48,590)
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                  (330,338)
                                                                  --------------
  Net gain (loss)                                                       (378,928)
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (380,342)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2008          12/31/2007
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $      (1,414)      $      (4,883)
  Net realized gain (loss)                                        (48,590)              3,772
  Realized gain distributions                                         -                77,400
  Net change in unrealized appreciation
  (depreciation)                                                 (330,338)            (86,613)
                                                            -------------       -------------
Increase (decrease) in net assets from operations                (380,342)            (10,324)
                                                            -------------       -------------
Contract owner transactions:
  Proceeds from units sold                                        229,945             480,247
  Cost of units redeemed                                         (207,466)            (72,665)
                                                            -------------       -------------
  Increase (decrease)                                              22,479             407,582
                                                            -------------       -------------
Net increase (decrease)                                          (357,863)            397,258
Net assets, beginning                                           1,027,359             630,101
                                                            -------------       -------------
Net assets, ending                                          $     669,496       $   1,027,359
                                                            =============       =============
Units sold                                                        197,444             329,986
Units redeemed                                                   (188,600)            (52,058)
                                                            -------------       -------------
Net increase (decrease)                                             8,844             277,928
Units outstanding, beginning                                      738,860             460,932
                                                            -------------       -------------
Units outstanding, ending                                         747,704             738,860
                                                            =============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $     4,127,681
Cost of units redeemed                                                (3,151,512)
Net investment income (loss)                                              (9,778)
Net realized gain (loss)                                                  (6,076)
Realized gain distributions                                               97,381
Net change in unrealized appreciation (depreciation)                    (388,200)
                                                                 ---------------
                                                                 $       669,496
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.90           748   $      669           1.25%          -35.6%
12/31/07         1.39           739        1,027           1.25%            1.7%
12/31/06         1.37           461          630           1.25%           12.1%
12/31/05         1.22           302          368           1.25%            6.1%
12/31/04         1.15            48           55           1.25%           15.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.91           -     $      -             1.00%          -35.4%
12/31/07         1.40           -            -             1.00%            2.0%
12/31/06         1.38           -            -             1.00%           12.7%
12/31/05         1.22           -            -             1.00%            5.9%
12/31/04         1.15           -            -             1.00%            0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.92           -     $      -             0.75%          -35.3%
12/31/07         1.42           -            -             0.75%            2.2%
12/31/06         1.39           -            -             0.75%           13.0%
12/31/05         1.23           -            -             0.75%            6.1%
12/31/04         1.15           -            -             0.75%            0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.93           -     $      -             0.50%          -35.1%
12/31/07         1.43           -            -             0.50%            2.5%
12/31/06         1.39           -            -             0.50%           13.3%
12/31/05         1.23           -            -             0.50%            6.4%
12/31/04         1.16           -            -             0.50%            0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.94           -     $      -             0.25%          -35.0%
12/31/07         1.44           -            -             0.25%            2.7%
12/31/06         1.40           -            -             0.25%           13.6%
12/31/05         1.24           -            -             0.25%            6.7%
12/31/04         1.16           -            -             0.25%            0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.95           -     $      -             0.00%           -34.8%
12/31/07         1.45           -            -             0.00%             3.0%
12/31/06         1.41           -            -             0.00%            13.9%
12/31/05         1.24           -            -             0.00%             6.9%
12/31/04         1.16           -            -             0.00%             0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007       2006       2005       2004
1.1%       0.7%       0.7%       0.8%       1.3%

                             AUL American Unit Trust
                                American Century
                             Equity Income (Advisor)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    1,479,911  $    1,811,361         233,457
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased          (74,497)
                                  --------------
Net assets                        $    1,405,414
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $    1,252,761         972,858  $         1.29
Band 100                                  34,817          26,671            1.31
Band 75                                      -               -              1.32
Band 50                                      -               -              1.34
Band 25                                      -               -              1.36
Band 0                                   117,836          85,200            1.38
                                  --------------  --------------
Total                             $    1,405,414       1,084,729
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $       40,169
  Mortality & expense charges                                            (13,698)
                                                                  --------------
  Net investment income (loss)                                            26,471
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                               (45,394)
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                  (207,338)
                                                                  --------------
  Net gain (loss)                                                       (252,732)
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (226,261)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2008          12/31/2007
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $      26,471       $      15,665
  Net realized gain (loss)                                        (45,394)             40,180
  Realized gain distributions                                         -               110,292
  Net change in unrealized appreciation
  (depreciation)                                                 (207,338)           (171,161)
                                                            -------------       -------------
Increase (decrease) in net assets from operations                (226,261)             (5,024)
                                                            -------------       -------------
Contract owner transactions:
  Proceeds from units sold                                        632,166             826,736
  Cost of units redeemed                                         (276,834)           (489,254)
                                                            -------------       -------------
  Increase (decrease)                                             355,332             337,482
                                                            -------------       -------------
Net increase (decrease)                                           129,071             332,458
Net assets, beginning                                           1,276,343             943,885
                                                            -------------       -------------
Net assets, ending                                          $   1,405,414       $   1,276,343
                                                            =============       =============
Units sold                                                        502,244             482,588
Units redeemed                                                   (192,922)           (285,381)
                                                            -------------       -------------
Net increase (decrease)                                           309,322             197,207
Units outstanding, beginning                                      775,407             578,200
                                                            -------------       -------------
Units outstanding, ending                                       1,084,729             775,407
                                                            =============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $     2,533,068
Cost of units redeemed                                                (1,031,790)
Net investment income (loss)                                              53,925
Net realized gain (loss)                                                  (5,011)
Realized gain distributions                                              186,672
Net change in unrealized appreciation (depreciation)                    (331,450)
                                                                 ---------------
                                                                 $     1,405,414
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.29           973   $    1,253           1.25%          -21.1%
12/31/07         1.63           664        1,083           1.25%            0.0%
12/31/06         1.63           578          944           1.25%           17.4%
12/31/05         1.39           391          544           1.25%            1.5%
12/31/04         1.37           -            -             1.25%           10.5%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.31            27   $       35           1.00%          -20.9%
12/31/07         1.65           -            -             1.00%            0.2%
12/31/06         1.65           -            -             1.00%           18.1%
12/31/05         1.39           -            -             1.00%            1.2%
12/31/04         1.38           -            -             1.00%           11.2%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.32           -     $      -             0.75%          -20.7%
12/31/07         1.67           -            -             0.75%            0.5%
12/31/06         1.66           -            -             0.75%           18.4%
12/31/05         1.40           -            -             0.75%            1.4%
12/31/04         1.38           -            -             0.75%           11.5%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.34           -     $      -             0.50%          -20.5%
12/31/07         1.69           -            -             0.50%            0.7%
12/31/06         1.67           -            -             0.50%           18.7%
12/31/05         1.41           -            -             0.50%            1.7%
12/31/04         1.39           -            -             0.50%           11.8%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.36           -     $      -             0.25%          -20.3%
12/31/07         1.70           -            -             0.25%            1.0%
12/31/06         1.69           -            -             0.25%           19.0%
12/31/05         1.42           -            -             0.25%            1.9%
12/31/04         1.39           -            -             0.25%           12.0%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.38             9   $      118           0.00%          -20.1%
12/31/07         1.73           112          194           0.00%            1.2%
12/31/06         1.71           -            -             0.00%           19.3%
12/31/05         1.43           -            -             0.00%            2.2%
12/31/04         1.40           -            -             0.00%           12.3%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007       2006       2005       2004
3.0%       2.6%       2.3%       2.8%       0.0%

                             AUL American Unit Trust
                                American Century
                              Ginnie Mae (Advisor)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      662,725  $      637,250          62,877
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $      662,725
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      662,725         561,933  $         1.18
Band 100                                     -               -              1.19
Band 75                                      -               -              1.21
Band 50                                      -               -              1.23
Band 25                                      -               -              1.24
Band 0                                       -               -              1.26
                                  --------------  --------------
Total                             $      662,725         561,933
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $       21,735
  Mortality & expense charges                                             (6,490)
                                                                  --------------
  Net investment income (loss)                                            15,245
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                  (649)
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                    15,912
                                                                  --------------
  Net gain (loss)                                                         15,263
                                                                  --------------
Increase (decrease) in net assets from operations                 $       30,508
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2008          12/31/2007
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $      15,245       $      14,162
  Net realized gain (loss)                                           (649)             (1,293)
  Realized gain distributions                                         -                   -
  Net change in unrealized appreciation
  (depreciation)                                                   15,912               8,317
                                                            -------------       -------------
Increase (decrease) in net assets from operations                  30,508              21,186
                                                            -------------       -------------
Contract owner transactions:
  Proceeds from units sold                                        237,222             152,076
  Cost of units redeemed                                          (74,018)            (77,531)
                                                            -------------       -------------
  Increase (decrease)                                             163,204              74,545
                                                            -------------       -------------
Net increase (decrease)                                           193,712              95,731
Net assets, beginning                                             469,013             373,282
                                                            -------------       -------------
Net assets, ending                                          $     662,725       $     469,013
                                                            =============       =============
Units sold                                                        209,021             141,531
Units redeemed                                                    (66,641)            (72,163)
                                                            -------------       -------------
Net increase (decrease)                                           142,380              69,368
Units outstanding, beginning                                      419,553             350,185
                                                            -------------       -------------
Units outstanding, ending                                         561,933             419,553
                                                            =============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $     1,019,510
Cost of units redeemed                                                  (423,419)
Net investment income (loss)                                              46,815
Net realized gain (loss)                                                  (5,656)
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                      25,475
                                                                 ---------------
                                                                 $       662,725
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.18           562   $      663           1.25%            5.5%
12/31/07         1.12           420          469           1.25%            4.9%
12/31/06         1.07           350          373           1.25%            2.5%
12/31/05         1.04           177          184           1.25%            1.0%
12/31/04         1.03           162          167           1.25%            2.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.19           -     $      -             1.00%            5.8%
12/31/07         1.13           -            -             1.00%            5.1%
12/31/06         1.07           -            -             1.00%            2.7%
12/31/05         1.05           -            -             1.00%            1.7%
12/31/04         1.03           -            -             1.00%            1.7%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.21           -     $      -             0.75%            6.0%
12/31/07         1.14           -            -             0.75%            5.4%
12/31/06         1.08           -            -             0.75%            3.0%
12/31/05         1.05           -            -             0.75%            1.9%
12/31/04         1.03           -            -             0.75%            2.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.23           -     $      -             0.50%            6.3%
12/31/07         1.15           -            -             0.50%            5.7%
12/31/06         1.09           -            -             0.50%            3.2%
12/31/05         1.06           -            -             0.50%            2.2%
12/31/04         1.04           -            -             0.50%            2.2%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.24           -     $      -             0.25%            6.6%
12/31/07         1.17           -            -             0.25%            5.9%
12/31/06         1.10           -            -             0.25%            3.5%
12/31/05         1.06           -            -             0.25%            2.5%
12/31/04         1.04           -            -             0.25%            2.5%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.26           -     $      -             0.00%            6.8%
12/31/07         1.18           -            -             0.00%            6.2%
12/31/06         1.11           -            -             0.00%            3.8%
12/31/05         1.07           -            -             0.00%            2.7%
12/31/04         1.04           -            -             0.00%            2.8%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007       2006       2005       2004
3.8%       4.6%       5.1%       4.4%       4.5%

                             AUL American Unit Trust
                                American Century
                                Growth (Advisor)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      232,941  $      324,839          14,495
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $      232,941
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      232,941         255,231  $         0.91
Band 100                                     -               -              0.92
Band 75                                      -               -              0.94
Band 50                                      -               -              0.95
Band 25                                      -               -              0.96
Band 0                                       -               -              0.98
                                  --------------  --------------
Total                             $      232,941         255,231
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $          625
  Mortality & expense charges                                             (3,570)
                                                                  --------------
  Net investment income (loss)                                            (2,945)
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                 5,311
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                  (136,402)
                                                                  --------------
  Net gain (loss)                                                       (131,091)
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (134,036)
                                                                  ==============

--------------------------------------------------------------------------------
                   STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2008          12/31/2007
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $      (2,945)      $      (2,889)
  Net realized gain (loss)                                          5,311              13,753
  Realized gain distributions                                         -                   -
  Net change in unrealized appreciation
  (depreciation)                                                 (136,402)             29,266
                                                            -------------       -------------
Increase (decrease) in net assets from operations                (134,036)             40,130
                                                            -------------       -------------
Contract owner transactions:
  Proceeds from units sold                                        108,124             171,214
  Cost of units redeemed                                          (38,132)            (64,030)
                                                            -------------       -------------
  Increase (decrease)                                              69,992             107,184
                                                            -------------       -------------
Net increase (decrease)                                           (64,044)            147,314
Net assets, beginning                                             296,985             149,671
                                                            -------------       -------------
Net assets, ending                                          $     232,941       $     296,985
                                                            =============       =============
Units sold                                                         87,153             126,696
Units redeemed                                                    (31,179)            (45,132)
                                                            -------------       -------------
Net increase (decrease)                                            55,974              81,564
Units outstanding, beginning                                      199,257             117,693
                                                            -------------       -------------
Units outstanding, ending                                         255,231             199,257
                                                            =============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $       424,249
Cost of units redeemed                                                  (110,324)
Net investment income (loss)                                              (8,437)
Net realized gain (loss)                                                  19,351
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                     (91,898)
                                                                 ---------------
                                                                 $       232,941
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.91           255   $      233           1.25%          -38.8%
12/31/07         1.49           199          297           1.25%           17.2%
12/31/06         1.27           118          150           1.25%            6.0%
12/31/05         1.20            95          114           1.25%            3.4%
12/31/04         1.16            69           80           1.25%            8.4%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.92           -     $      -             1.00%          -38.6%
12/31/07         1.51           -            -             1.00%           17.5%
12/31/06         1.28           -            -             1.00%            6.6%
12/31/05         1.20           -            -             1.00%            3.3%
12/31/04         1.16           -            -             1.00%            8.8%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.94           -     $      -             0.75%          -38.5%
12/31/07         1.52           -            -             0.75%           17.8%
12/31/06         1.29           -            -             0.75%            6.9%
12/31/05         1.21           -            -             0.75%            3.6%
12/31/04         1.17           -            -             0.75%            9.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.95           -     $      -             0.50%          -38.3%
12/31/07         1.54           -            -             0.50%           18.1%
12/31/06         1.30           -            -             0.50%            7.1%
12/31/05         1.22           -            -             0.50%            3.8%
12/31/04         1.17           -            -             0.50%            9.3%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.96           -     $      -             0.25%          -38.1%
12/31/07         1.56           -            -             0.25%           18.4%
12/31/06         1.31           -            -             0.25%            7.4%
12/31/05         1.22           -            -             0.25%            4.1%
12/31/04         1.18           -            -             0.25%            9.6%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.98           -     $      -             0.00%          -38.0%
12/31/07         1.57           -            -             0.00%           18.7%
12/31/06         1.33           -            -             0.00%            7.7%
12/31/05         1.23           -            -             0.00%            4.4%
12/31/04         1.18           -            -             0.00%            9.8%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007       2006       2005       2004
0.2%       0.0%       0.0%       0.7%       0.0%

                             AUL American Unit Trust
                                American Century
                        Inflation Adjusted Bond (Advisor)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    5,301,781  $    5,624,927         503,493
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $    5,301,781
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $    4,898,353       4,343,960  $         1.13
Band 100                                 227,888         199,768            1.14
Band 75                                      -               -              1.15
Band 50                                      -               -              1.17
Band 25                                      -               -              1.18
Band 0                                   175,540         146,929            1.19
                                  --------------  --------------
Total                             $    5,301,781       4,690,657
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $      212,004
  Mortality & expense charges                                            (48,275)
                                                                  --------------
  Net investment income (loss)                                           163,729
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                4,591
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                  (422,739)
                                                                  --------------
  Net gain (loss)                                                       (418,148)
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (254,419)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2008          12/31/2007
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $     163,729       $      68,771
  Net realized gain (loss)                                          4,591             (14,922)
  Realized gain distributions                                         -                   -
  Net change in unrealized appreciation
  (depreciation)                                                 (422,739)            168,413
                                                            -------------       -------------
Increase (decrease) in net assets from operations                (254,419)            222,262
                                                            -------------       -------------
Contract owner transactions:
  Proceeds from units sold                                      6,036,168             775,375
  Cost of units redeemed                                       (3,165,325)          (429,715)
                                                            -------------       -------------
  Increase (decrease)                                           2,870,843             345,660
                                                            -------------       -------------
Net increase (decrease)                                         2,616,424             567,922
Net assets, beginning                                           2,685,357           2,117,435
                                                            -------------       -------------
Net assets, ending                                          $   5,301,781       $   2,685,357
                                                            =============       =============
Units sold                                                      5,247,532             716,495
Units redeemed                                                 (2,874,393)          (400,382)
                                                            -------------       -------------
Net increase (decrease)                                         2,373,139             316,113
Units outstanding, beginning                                    2,317,518           2,001,405
                                                            -------------       -------------
Units outstanding, ending                                       4,690,657           2,317,518
                                                            =============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $     9,905,637
Cost of units redeemed                                                (4,549,213)
Net investment income (loss)                                             296,924
Net realized gain (loss)                                                 (30,389)
Realized gain distributions                                                1,968
Net change in unrealized appreciation (depreciation)                    (323,146)
                                                                 ---------------
                                                                 $     5,301,781
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.13         4,344   $    4,898           1.25%           -2.6%
12/31/07         1.16         2,221        2,571           1.25%            9.4%
12/31/06         1.06         1,942        2,055           1.25%           -1.1%
12/31/05         1.07           899          962           1.25%            0.9%
12/31/04         1.06           273          289           1.25%            6.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.14           200   $      228           1.00%           -2.4%
12/31/07         1.17            69           81           1.00%            9.7%
12/31/06         1.07            56           60           1.00%           -1.1%
12/31/05         1.08           -            -             1.00%            1.5%
12/31/04         1.06           -            -             1.00%            0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.15           -     $      -             0.75%           -2.1%
12/31/07         1.18           -            -             0.75%            9.9%
12/31/06         1.07           -            -             0.75%           -0.9%
12/31/05         1.08           -            -             0.75%            1.7%
12/31/04         1.06           -            -             0.75%            0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.17           -     $      -             0.50%           -1.9%
12/31/07         1.19           -            -             0.50%           10.2%
12/31/06         1.08           -            -             0.50%           -0.6%
12/31/05         1.09           -            -             0.50%            2.0%
12/31/04         1.06           -            -             0.50%            0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.18           -     $      -             0.25%          -1.6%
12/31/07         1.20           -            -             0.25%          10.5%
12/31/06         1.09           -            -             0.25%          -0.4%
12/31/05         1.09           -            -             0.25%           2.2%
12/31/04         1.07           -            -             0.25%           0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.19            15   $      176           0.00%          -1.4%
12/31/07         1.21            28           33           0.00%          10.8%
12/31/06         1.09             2            2           0.00%          -0.1%
12/31/05         1.09           -            -             0.00%           2.5%
12/31/04         1.07           -            -             0.00%           0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007       2006       2005       2004
5.3%       4.1%       4.3%       5.4%       8.0%

                             AUL American Unit Trust
                                American Century
                          Large Company Value (Advisor)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    1,753,852  $    2,811,325         408,823
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $    1,753,852
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $    1,440,436       1,365,605  $         1.05
Band 100                                     -               -              1.07
Band 75                                      -               -              1.08
Band 50                                      -               -              1.10
Band 25                                      -               -              1.11
Band 0                                   313,416         274,192            1.14
                                  --------------  --------------
Total                             $    1,753,852       1,639,797
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $       51,201
  Mortality & expense charges                                            (24,686)
                                                                  --------------
  Net investment income (loss)                                            26,515
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                               (84,274)
  Realized gain distributions                                             30,987
  Net change in unrealized appreciation (depreciation)                (1,066,988)
                                                                  --------------
  Net gain (loss)                                                     (1,120,275)
                                                                  --------------
Increase (decrease) in net assets from operations                 $   (1,093,760)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2008          12/31/2007
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $      26,515       $      14,657
  Net realized gain (loss)                                        (84,274)             40,368
  Realized gain distributions                                      30,987              74,494
  Net change in unrealized appreciation
  (depreciation)                                               (1,066,988)           (208,508)
                                                            -------------       -------------
Increase (decrease) in net assets from operations              (1,093,760)            (78,989)
                                                            -------------       -------------
Contract owner transactions:
  Proceeds from units sold                                        860,521           1,466,312
  Cost of units redeemed                                         (699,700)           (868,444)
                                                            -------------       -------------
  Increase (decrease)                                             160,821             597,868
                                                            -------------       -------------
Net increase (decrease)                                          (932,939)            518,879
Net assets, beginning                                           2,686,791           2,167,912
                                                            -------------       -------------
Net assets, ending                                          $   1,753,852       $   2,686,791
                                                            =============       =============
Units sold                                                        765,459             807,475
Units redeemed                                                   (686,656)           (473,258)
                                                            -------------       -------------
Net increase (decrease)                                            78,803             334,217
Units outstanding, beginning                                    1,560,994           1,226,777
                                                            -------------       -------------
Units outstanding, ending                                       1,639,797           1,560,994
                                                            =============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $     4,969,875
Cost of units redeemed                                                (2,321,175)
Net investment income (loss)                                              52,267
Net realized gain (loss)                                                 (30,018)
Realized gain distributions                                              140,376
Net change in unrealized appreciation (depreciation)                  (1,057,473)
                                                                 ---------------
                                                                 $     1,753,852
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.05         1,366   $    1,440           1.25%          -38.1%
12/31/07         1.70         1,338        2,280           1.25%           -2.8%
12/31/06         1.75         1,045        1,832           1.25%           18.4%
12/31/05         1.48           512          758           1.25%            2.1%
12/31/04         1.45           113          164           1.25%           13.3%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.07           -     $      -             1.00%          -37.9%
12/31/07         1.72           -            -             1.00%           -2.5%
12/31/06         1.77           -            -             1.00%           18.3%
12/31/05         1.49           -            -             1.00%            2.9%
12/31/04         1.45           -            -             1.00%           13.1%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.08           -     $      -             0.75%          -37.8%
12/31/07         1.74           -            -             0.75%           -2.3%
12/31/06         1.78           -            -             0.75%           18.6%
12/31/05         1.50           -            -             0.75%            3.1%
12/31/04         1.46           -            -             0.75%           13.3%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.10           -     $      -             0.50%          -37.6%
12/31/07         1.76           -            -             0.50%           -2.0%
12/31/06         1.80           -            -             0.50%           18.9%
12/31/05         1.51           -            -             0.50%            3.4%
12/31/04         1.46           -            -             0.50%           13.6%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.11           -     $      -             0.25%          -37.5%
12/31/07         1.78           -            -             0.25%           -1.8%
12/31/06         1.81           -            -             0.25%           19.2%
12/31/05         1.52           -            -             0.25%            3.6%
12/31/04         1.47           -            -             0.25%           13.9%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.14            27   $      313           0.00%          -37.3%
12/31/07         1.82           223          407           0.00%           -1.5%
12/31/06         1.85           182          336           0.00%           19.5%
12/31/05         1.55           -            -             0.00%            3.9%
12/31/04         1.49           -            -             0.00%           14.2%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007       2006       2005       2004
2.3%       1.7%       1.7%       1.6%       8.1%

                             AUL American Unit Trust
                                American Century
                         New Opportunities II (Advisor)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      437,847  $      577,533          86,383
Receivables: investments sold                115  ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $      437,962
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      437,409         463,450  $         0.94
Band 100                                     553             579            0.95
Band 75                                      -               -              0.97
Band 50                                      -               -              0.98
Band 25                                      -               -              0.99
Band 0                                       -               -              1.00
                                  --------------  --------------
Total                             $      437,962         464,029
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $          -
  Mortality & expense charges                                             (4,434)
                                                                  --------------
  Net investment income (loss)                                            (4,434)
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                               (22,681)
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                  (170,427)
                                                                  --------------
  Net gain (loss)                                                       (193,108)
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (197,542)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2008          12/31/2007
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $      (4,434)      $      (3,284)
  Net realized gain (loss)                                        (22,681)              7,907
  Realized gain distributions                                         -                 3,168
  Net change in unrealized appreciation
  (depreciation)                                                 (170,427)             33,091
                                                            -------------       -------------
Increase (decrease) in net assets from operations                (197,542)             40,882
                                                            -------------       -------------
Contract owner transactions:
  Proceeds from units sold                                        398,990             229,706
  Cost of units redeemed                                         (126,546)            (78,464)
                                                            -------------       -------------
  Increase (decrease)                                             272,444             151,242
                                                            -------------       -------------
Net increase (decrease)                                            74,902             192,124
Net assets, beginning                                             363,060             170,936
                                                            -------------       -------------
Net assets, ending                                          $     437,962       $     363,060
                                                            =============       =============
Units sold                                                        506,578             146,462
Units redeemed                                                   (262,410)            (52,993)
                                                            -------------       -------------
Net increase (decrease)                                           244,168              93,469
Units outstanding, beginning                                      219,861             126,392
                                                            -------------       -------------
Units outstanding, ending                                         464,029             219,861
                                                            =============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $       813,149
Cost of units redeemed                                                  (232,427)
Net investment income (loss)                                              (9,646)
Net realized gain (loss)                                                 (12,850)
Realized gain distributions                                               19,307
Net change in unrealized appreciation (depreciation)                    (139,571)
                                                                 ---------------
                                                                 $       437,962
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.94           463   $      437           1.25%          -42.8%
12/31/07         1.65           220          363           1.25%           22.1%
12/31/06         1.35           126          171           1.25%           11.8%
12/31/05         1.21            51           62           1.25%            3.4%
12/31/04         1.17            38           44           1.25%           17.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.95             1   $        1           1.00%          -42.7%
12/31/07         1.67           -            -             1.00%           22.4%
12/31/06         1.36           -            -             1.00%           12.1%
12/31/05         1.21           -            -             1.00%            3.5%
12/31/04         1.17           -            -             1.00%            0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.97           -     $      -             0.75%          -42.6%
12/31/07         1.68           -            -             0.75%           22.7%
12/31/06         1.37           -            -             0.75%           12.4%
12/31/05         1.22           -            -             0.75%            3.8%
12/31/04         1.17           -            -             0.75%            0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.98           -     $      -             0.50%          -42.4%
12/31/07         1.70           -            -             0.50%           23.0%
12/31/06         1.38           -            -             0.50%           12.7%
12/31/05         1.22           -            -             0.50%            4.0%
12/31/04         1.18           -            -             0.50%            0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.99           -     $      -             0.25%          -42.3%
12/31/07         1.71           -            -             0.25%           23.3%
12/31/06         1.39           -            -             0.25%           13.0%
12/31/05         1.23           -            -             0.25%            4.3%
12/31/04         1.18           -            -             0.25%            0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.00           -     $      -             0.00%          -42.1%
12/31/07         1.73           -            -             0.00%           23.6%
12/31/06         1.40           -            -             0.00%           13.2%
12/31/05         1.23           -            -             0.00%            4.6%
12/31/04         1.18           -            -             0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007       2006       2005       2004
0.0%       0.0%       0.0%       0.0%       0.0%

                             AUL American Unit Trust
                                American Century
                              Real Estate (Advisor)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    1,019,927  $    2,056,450          87,322
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $    1,019,927
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      748,644         644,022  $         1.16
Band 100                                     -               -              1.18
Band 75                                      -               -              1.19
Band 50                                      -               -              1.21
Band 25                                      -               -              1.23
Band 0                                   271,283         216,210            1.25
                                  --------------  --------------
Total                             $    1,019,927         860,232
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $       28,392
  Mortality & expense charges                                            (13,826)
                                                                  --------------
  Net investment income (loss)                                            14,566
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                              (177,064)
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                  (619,561)
                                                                  --------------
  Net gain (loss)                                                       (796,625)
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (782,059)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2008          12/31/2007
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $      14,566       $       9,098
  Net realized gain (loss)                                       (177,064)           (362,212)
  Realized gain distributions                                         -               368,840
  Net change in unrealized appreciation
  (depreciation)                                                 (619,561)           (508,156)
                                                            -------------       -------------
Increase (decrease) in net assets from operations                (782,059)           (492,430)
                                                            -------------       -------------
Contract owner transactions:
  Proceeds from units sold                                        838,506           2,478,141
  Cost of units redeemed                                         (422,391)         (2,953,719)
                                                            -------------       -------------
  Increase (decrease)                                             416,115            (475,578)
                                                            -------------       -------------
Net increase (decrease)                                          (365,944)           (968,008)
Net assets, beginning                                           1,385,871           2,353,879
                                                            -------------       -------------
Net assets, ending                                          $   1,019,927       $   1,385,871
                                                            =============       =============
Units sold                                                        428,755             991,057
Units redeemed                                                   (225,692)         (1,268,577)
                                                            -------------       -------------
Net increase (decrease)                                           203,063            (277,520)
Units outstanding, beginning                                      657,169             934,689
                                                            -------------       -------------
Units outstanding, ending                                         860,232             657,169
                                                            =============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $     5,579,098
Cost of units redeemed                                                (3,656,048)
Net investment income (loss)                                              36,162
Net realized gain (loss)                                                (521,171)
Realized gain distributions                                              618,409
Net change in unrealized appreciation (depreciation)                  (1,036,523)
                                                                 ---------------
                                                                 $     1,019,927
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.16           644   $      749           1.25%          -44.1%
12/31/07         2.08           515        1,071           1.25%          -17.0%
12/31/06         2.51           847        2,124           1.25%           32.6%
12/31/05         1.89           191          361           1.25%           14.5%
12/31/04         1.65            51           84           1.25%           27.9%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.18           -     $      -             1.00%          -44.0%
12/31/07         2.10           -            -             1.00%          -16.8%
12/31/06         2.53           -            -             1.00%           32.9%
12/31/05         1.90           -            -             1.00%           14.4%
12/31/04         1.66           -            -             1.00%           28.5%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.19           -     $      -             0.75%          -43.8%
12/31/07         2.13           -            -             0.75%          -16.6%
12/31/06         2.55           -            -             0.75%           33.3%
12/31/05         1.91           -            -             0.75%           14.6%
12/31/04         1.67           -            -             0.75%           28.8%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.21           -     $      -             0.50%          -43.7%
12/31/07         2.15           -            -             0.50%          -16.4%
12/31/06         2.57           -            -             0.50%           33.6%
12/31/05         1.92           -            -             0.50%           14.9%
12/31/04         1.67           -            -             0.50%           29.2%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.23           -     $      -             0.25%          -43.5%
12/31/07         2.17           -            -             0.25%          -16.2%
12/31/06         2.59           -            -             0.25%           33.9%
12/31/05         1.93           -            -             0.25%           15.2%
12/31/04         1.68           -            -             0.25%           29.5%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.25            22   $      271           0.00%          -43.4%
12/31/07         2.22           142          315           0.00%          -16.0%
12/31/06         2.64            87          230           0.00%           34.3%
12/31/05         1.96           -            -             0.00%           15.5%
12/31/04         1.70           -            -             0.00%           29.7%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007       2006       2005       2004
2.4%       2.0%       1.6%       2.3%       5.0%

                             AUL American Unit Trust
                                American Century
                            Small Cap Value (Advisor)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      125,188  $      202,771          23,356
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $      125,188
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      125,188          90,831  $         1.38
Band 100                                     -                -             1.40
Band 75                                      -                -             1.41
Band 50                                      -                -             1.43
Band 25                                      -                -             1.45
Band 0                                       -                -             1.48
                                  --------------  --------------
Total                             $      125,188          90,831
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $        1,951
  Mortality & expense charges                                             (1,721)
                                                                  --------------
  Net investment income (loss)                                               230
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                (6,723)
  Realized gain distributions                                                354
  Net change in unrealized appreciation (depreciation)                   (39,938)
                                                                  --------------
  Net gain (loss)                                                        (46,307)
                                                                  --------------
Increase (decrease) in net assets from operations                 $      (46,077)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2008          12/31/2007
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $         230       $      (1,674)
  Net realized gain (loss)                                         (6,723)              8,907
  Realized gain distributions                                         354              27,651
  Net change in unrealized appreciation
  (depreciation)                                                  (39,938)            (25,810)
                                                            -------------       -------------
Increase (decrease) in net assets from operations                 (46,077)              9,074
                                                            -------------       -------------
Contract owner transactions:
  Proceeds from units sold                                         39,389              69,073
  Cost of units redeemed                                          (12,267)           (317,059)
                                                            -------------       -------------
  Increase (decrease)                                              27,122            (247,986)
                                                            -------------       -------------
Net increase (decrease)                                           (18,955)           (238,912)
Net assets, beginning                                             144,143             383,055
                                                            -------------       -------------
Net assets, ending                                          $     125,188       $     144,143
                                                            =============       =============
Units sold                                                         23,350              33,650
Units redeemed                                                     (7,137)           (148,946)
                                                            -------------       -------------
Net increase (decrease)                                            16,213            (115,296)
Units outstanding, beginning                                       74,618             189,914
                                                            -------------       -------------
Units outstanding, ending                                          90,831              74,618
                                                            =============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $       473,888
Cost of units redeemed                                                  (382,182)
Net investment income (loss)                                              (6,200)
Net realized gain (loss)                                                   5,369
Realized gain distributions                                              111,896
Net change in unrealized appreciation (depreciation)                     (77,583)
                                                                 ---------------
                                                                 $       125,188
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.38            91   $      125           1.25%          -28.7%
12/31/07         1.93            75          144           1.25%           -4.2%
12/31/06         2.02           190          383           1.25%           14.0%
12/31/05         1.77           132          234           1.25%            6.6%
12/31/04         1.66            79          131           1.25%            9.2%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.40           -     $      -             1.00%          -28.5%
12/31/07         1.95           -            -             1.00%           -4.0%
12/31/06         2.03           -            -             1.00%           14.1%
12/31/05         1.78           -            -             1.00%            6.9%
12/31/04         1.67           -            -             1.00%           20.5%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.41           -     $      -             0.75%          -28.3%
12/31/07         1.97           -            -             0.75%           -3.7%
12/31/06         2.05           -            -             0.75%           14.4%
12/31/05         1.79           -            -             0.75%            7.1%
12/31/04         1.67           -            -             0.75%           20.8%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.43           -     $      -             0.50%          -28.1%
12/31/07         1.99           -            -             0.50%           -3.5%
12/31/06         2.07           -            -             0.50%           14.7%
12/31/05         1.80           -            -             0.50%            7.4%
12/31/04         1.68           -            -             0.50%           21.1%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.45           -     $      -             0.25%          -27.9%
12/31/07         2.02           -            -             0.25%           -3.3%
12/31/06         2.08           -            -             0.25%           15.0%
12/31/05         1.81           -            -             0.25%            7.7%
12/31/04         1.68           -            -             0.25%           21.4%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.48           -     $      -             0.00%          -27.8%
12/31/07         2.05           -            -             0.00%           -3.0%
12/31/06         2.11           -            -             0.00%           15.3%
12/31/05         1.83           -            -             0.00%            7.9%
12/31/04         1.70           -            -             0.00%           21.7%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007       2006       2005       2004
1.4%       0.4%       0.4%       0.4%       0.0%

                             AUL American Unit Trust
                                American Century
                                 Vista (Advisor)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      532,252  $      947,126          49,419
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $      532,252
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      532,252         594,598  $         0.90
Band 100                                     -               -              0.91
Band 75                                      -               -              0.92
Band 50                                      -               -              0.93
Band 25                                      -               -              0.94
Band 0                                       -               -              0.95
                                  --------------  --------------
Total                             $      532,252         594,598
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $          -
  Mortality & expense charges                                             (8,069)
                                                                  --------------
  Net investment income (loss)                                            (8,069)
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                               (45,909)
  Realized gain distributions                                               -
  Net change in unrealized appreciation (depreciation)                  (387,766)
                                                                  --------------
  Net gain (loss)                                                       (433,675)
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (441,744)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2008          12/31/2007
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $      (8,069)      $     (17,528)
  Net realized gain (loss)                                        (45,909)            437,014
  Realized gain distributions                                         -                57,448
  Net change in unrealized appreciation (depreciation)           (387,766)            (61,638)
                                                            -------------       -------------
Increase (decrease) in net assets from operations                (441,744)            415,296
                                                            -------------       -------------
Contract owner transactions:
  Proceeds from units sold                                        502,660           1,165,621
  Cost of units redeemed                                         (172,011)         (1,929,577)
                                                            -------------       -------------
  Increase (decrease)                                             330,649            (763,956)
                                                            -------------       -------------
Net increase (decrease)                                          (111,095)           (348,660)
Net assets, beginning                                             643,347             992,007
                                                            -------------       -------------
Net assets, ending                                           $    532,252       $     643,347
                                                            =============       =============
Units sold                                                        358,977             764,725
Units redeemed                                                   (127,856)         (1,167,002)
                                                            -------------       -------------
Net increase (decrease)                                           231,121            (402,277)
Units outstanding, beginning                                      363,477             765,754
                                                            -------------       -------------
Units outstanding, ending                                         594,598             363,477
                                                            =============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                            $  3,403,096
Cost of units redeemed                                                (2,894,751)
Net investment income (loss)                                             (36,942)
Net realized gain (loss)                                                 410,597
Realized gain distributions                                               65,126
Net change in unrealized appreciation (depreciation)                    (414,874)
                                                                    ------------
                                                                    $    532,252
                                                                    ============

The accompanying notes are an integral part of the financial statements..

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.90           595   $      532           1.25%          -49.4%
12/31/07         1.77           363          643           1.25%           36.6%
12/31/06         1.30           766          992           1.25%            7.1%
12/31/05         1.21           134          162           1.25%            8.0%
12/31/04         1.12            37           41           1.25%           12.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.91           -     $      -             1.00%          -49.3%
12/31/07         1.79           -            -             1.00%           37.0%
12/31/06         1.30           -            -             1.00%            7.8%
12/31/05         1.21           -            -             1.00%            7.5%
12/31/04         1.13           -            -             1.00%            0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.92           -     $      -             0.75%          -49.2%
12/31/07         1.80           -            -             0.75%           37.3%
12/31/06         1.31           -            -             0.75%            8.0%
12/31/05         1.21           -            -             0.75%            7.7%
12/31/04         1.13           -            -             0.75%            0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.93           -    $       -             0.50%          -49.0%
12/31/07         1.82           -            -             0.50%           37.7%
12/31/06         1.32           -            -             0.50%            8.3%
12/31/05         1.22           -            -             0.50%            8.0%
12/31/04         1.13           -            -             0.50%            0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.94           -     $      -             0.25%          -48.9%
12/31/07         1.84           -            -             0.25%           38.0%
12/31/06         1.33           -            -             0.25%            8.6%
12/31/05         1.22           -            -             0.25%            8.3%
12/31/04         1.13           -            -             0.25%            0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.95           -     $      -             0.00%          -48.8%
12/31/07         1.85           -            -             0.00%           38.4%
12/31/06         1.34           -            -             0.00%            8.8%
12/31/05         1.23           -            -             0.00%            8.5%
12/31/04         1.13           -            -             0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007       2006       2005       2004
0.0%       0.0%       0.0%       0.0%       0.0%

                             AUL American Unit Trust
                                American Century
                                 Ultra (Advisor)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      261,499  $      494,770          18,585
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $      261,499
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      261,499         301,051  $         0.87
Band 100                                     -               -              0.88
Band 75                                      -               -              0.89
Band 50                                      -               -              0.90
Band 25                                      -               -              0.92
Band 0                                       -               -              0.93
                                  --------------  --------------
Total                             $      261,499         301,051
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $          784
  Mortality & expense charges                                             (4,618)
                                                                  --------------
  Net investment income (loss)                                            (3,834)
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                               (25,344)
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                  (166,746)
                                                                  --------------
  Net gain (loss)                                                       (192,090)
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (195,924)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2008          12/31/2007
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $      (3,834)      $      (5,618)
  Net realized gain (loss)                                        (25,344)               (948)
  Realized gain distributions                                         -               109,813
  Net change in unrealized appreciation (depreciation)           (166,746)            (22,479)
                                                            -------------       -------------
Increase (decrease) in net assets from operations                (195,924)             80,768
                                                            -------------       -------------
Contract owner transactions:
  Proceeds from units sold                                         58,134             (31,547)
  Cost of units redeemed                                          (47,995)            (97,207)
                                                            -------------       -------------
  Increase (decrease)                                              10,139            (128,754)
                                                            -------------       -------------
Net increase (decrease)                                          (185,785)            (47,986)
Net assets, beginning                                             447,284             495,270
                                                            -------------       -------------
Net assets, ending                                          $     261,499       $     447,284
                                                            =============       =============
Units sold                                                         44,670              31,935
Units redeemed                                                    (38,977)           (129,002)
                                                            -------------       -------------
Net increase (decrease)                                             5,693             (97,067)
Units outstanding, beginning                                      295,358             392,425
                                                            -------------       -------------
Units outstanding, ending                                         301,051             295,358
                                                            =============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                            $    845,639
Cost of units redeemed                                                  (451,821)
Net investment income (loss)                                             (19,152)
Net realized gain (loss)                                                 (24,559)
Realized gain distributions                                              144,663
Net change in unrealized appreciation (depreciation)                    (233,271)
                                                                    ------------
                                                                    $    261,499
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.87           301   $      261           1.25%          -42.6%
12/31/07         1.51           295          447           1.25%           19.8%
12/31/06         1.26           392          495           1.25%           -3.9%
12/31/05         1.32           397          522           1.25%           -0.4%
12/31/04         1.32            39           52           1.25%            9.1%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.88           -     $      -             1.00%          -42.5%
12/31/07         1.53           -            -             1.00%           20.5%
12/31/06         1.27           -            -             1.00%           -4.1%
12/31/05         1.32           -            -             1.00%            0.0%
12/31/04         1.32           -            -             1.00%            9.6%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.89           -     $      -             0.75%          -42.4%
12/31/07         1.55           -            -             0.75%           20.9%
12/31/06         1.28           -            -             0.75%           -4.2%
12/31/05         1.34           -            -             0.75%            0.6%
12/31/04         1.33           -            -             0.75%            9.9%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.90           -     $      -             0.50%          -42.2%
12/31/07         1.56           -            -             0.50%           21.2%
12/31/06         1.29           -            -             0.50%           -4.4%
12/31/05         1.35           -            -             0.50%            1.3%
12/31/04         1.33           -            -             0.50%           10.1%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.92           -     $      -             0.25%          -42.1%
12/31/07         1.58           -            -             0.25%           21.1%
12/31/06         1.31           -            -             0.25%           -4.7%
12/31/05         1.37           -            -             0.25%            2.5%
12/31/04         1.34           -            -             0.25%           10.4%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.93           -     $      -             0.00%          -41.9%
12/31/07         1.61           -            -             0.00%           21.3%
12/31/06         1.32           -            -             0.00%           -5.0%
12/31/05         1.39           -            -             0.00%            3.4%
12/31/04         1.35           -            -             0.00%           10.7%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007       2006       2005       2004
0.2%       0.0%       0.0%       0.0%       0.0%

                             AUL American Unit Trust
                                American Century
                           Emerging Markets (Advisor)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      111,996  $      221,745          25,338
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $      111,996
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $       98,583         153,957  $         0.64
Band 100                                     -               -              0.64
Band 75                                      -               -              0.65
Band 50                                      -               -              0.65
Band 25                                      -               -              0.65
Band 0                                    13,413          20,380            0.66
                                  --------------  --------------
Total                             $      111,996         174,337
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $          -
  Mortality & expense charges                                             (1,426)
                                                                  --------------
  Net investment income (loss)                                            (1,426)
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                               (22,490)
  Realized gain distributions                                              4,427
  Net change in unrealized appreciation (depreciation)                  (117,635)
                                                                  --------------
  Net gain (loss)                                                       (135,698)
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (137,124)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2008          12/31/2007
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $      (1,426)      $         483
  Net realized gain (loss)                                        (22,490)              6,083
  Realized gain distributions                                       4,427               9,779
  Net change in unrealized appreciation (depreciation)           (117,635)              7,886
                                                            -------------       -------------
Increase (decrease) in net assets from operations                (137,124)             24,231
                                                            -------------       -------------
Contract owner transactions:
  Proceeds from units sold                                        195,836             210,998
  Cost of units redeemed                                          (49,099)           (132,846)
                                                            -------------       -------------
  Increase (decrease)                                             146,737              78,152
                                                            -------------       -------------
Net increase (decrease)                                             9,613             102,383
Net assets, beginning                                             102,383                 -
                                                            -------------       -------------
Net assets, ending                                          $     111,996       $     102,383
                                                            =============       =============
Units sold                                                        284,857             164,282
Units redeemed                                                   (173,314)           (101,488)
                                                            -------------       -------------
Net increase (decrease)                                           111,543              62,794
Units outstanding, beginning                                       62,794                 -
                                                            -------------       -------------
Units outstanding, ending                                         174,337              62,794
                                                            =============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                           $     406,834
Cost of units redeemed                                                  (181,945)
Net investment income (loss)                                                (943)
Net realized gain (loss)                                                 (16,407)
Realized gain distributions                                               14,206
Net change in unrealized appreciation (depreciation)                    (109,749)
                                                                   -------------
                                                                   $     111,996
                                                                   =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.64           154   $       99           1.25%          -60.3%
12/31/07         1.61            18           29           1.25%           41.5%
12/31/06         1.14           -            -             1.25%           14.0%
10/23/06         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.64           -     $      -             1.00%          -60.2%
12/31/07         1.62           -            -             1.00%           41.8%
12/31/06         1.14           -            -             1.00%           14.1%
10/23/06         1.00           -            -             1.00%            0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.65           -     $      -             0.75%          -60.1%
12/31/07         1.62           -            -             0.75%           42.2%
12/31/06         1.14           -            -             0.75%           14.1%
10/23/06         1.00           -            -             0.75%            0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.65           -     $      -             0.50%          -60.0%
12/31/07         1.63           -            -             0.50%           42.5%
12/31/06         1.14           -            -             0.50%           14.2%
10/23/06         1.00           -            -             0.50%            0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.65           -     $      -             0.25%          -59.9%
12/31/07         1.63           -            -             0.25%           42.9%
12/31/06         1.14           -            -             0.25%           14.3%
10/23/06         1.00           -            -             0.25%            0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.66            20   $       13           0.00%          -59.8%
12/31/07         1.64            45           73           0.00%           43.2%
12/31/06         1.14           -            -             0.00%           14.3%
10/23/06         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007       2006
0.0%       1.2%       0.0%

                             AUL American Unit Trust
                                American Century
                         International Growth (Advisor)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      106,436  $      157,694          14,383
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $      106,436
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      106,436          82,938  $         1.28
Band 100                                     -               -              1.30
Band 75                                      -               -              1.32
Band 50                                      -               -              1.33
Band 25                                      -               -              1.35
Band 0                                       -               -              1.38
                                  --------------  --------------
Total                             $      106,436          82,938
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $        1,826
  Mortality & expense charges                                             (1,841)
                                                                  --------------
  Net investment income (loss)                                               (15)
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                               (21,856)
  Realized gain distributions                                                765
  Net change in unrealized appreciation (depreciation)                   (69,896)
                                                                  --------------
  Net gain (loss)                                                        (90,987)
                                                                  --------------
Increase (decrease) in net assets from operations                 $      (91,002)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2008          12/31/2007
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $         (15)      $      (2,124)
  Net realized gain (loss)                                        (21,856)             10,224
  Realized gain distributions                                         765              17,088
  Net change in unrealized appreciation (depreciation)            (69,896)             14,220
                                                            -------------       -------------
Increase (decrease) in net assets from operations                 (91,002)             39,408
                                                            -------------       -------------
Contract owner transactions:
  Proceeds from units sold                                         82,329             255,003
  Cost of units redeemed                                         (222,262)            (52,531)
                                                            -------------       -------------
  Increase (decrease)                                            (139,933)            202,472
                                                            -------------       -------------
Net increase (decrease)                                          (230,935)            241,880
Net assets, beginning                                             337,371              95,491
                                                            -------------       -------------
Net assets, ending                                          $     106,436       $     337,371
                                                            =============       =============
Units sold                                                         52,636             119,449
Units redeemed                                                   (111,541)            (23,953)
                                                            -------------       -------------
Net increase (decrease)                                           (58,905)             95,496
Units outstanding, beginning                                      141,843              46,347
                                                            -------------       -------------
Units outstanding, ending                                          82,938             141,843
                                                            =============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                            $    430,079
Cost of units redeemed                                                  (277,106)
Net investment income (loss)                                              (1,884)
Net realized gain (loss)                                                 (11,248)
Realized gain distributions                                               17,853
Net change in unrealized appreciation (depreciation)                     (51,258)
                                                                    ------------
                                                                    $    106,436
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.28            83   $      106           1.25%          -46.0%
12/31/07         2.38           142          337           1.25%           15.4%
12/31/06         2.06            46           95           1.25%           23.4%
12/31/05         1.67           -            -             1.25%           11.3%
12/31/04         1.50           -            -             1.25%           14.5%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.30           -     $      -             1.00%          -45.9%
12/31/07         2.40           -            -             1.00%           15.7%
12/31/06         2.08           -            -             1.00%           23.5%
12/31/05         1.68           -            -             1.00%           11.7%
12/31/04         1.51           -            -             1.00%           14.2%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.32           -     $      -             0.75%          -45.8%
12/31/07         2.43           -            -             0.75%           16.0%
12/31/06         2.09           -            -             0.75%           23.8%
12/31/05         1.69           -            -             0.75%           12.0%
12/31/04         1.51           -            -             0.75%           14.4%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.33           -     $      -             0.50%          -45.6%
12/31/07         2.46           -            -             0.50%           16.3%
12/31/06         2.11           -            -             0.50%           24.1%
12/31/05         1.70           -            -             0.50%           12.2%
12/31/04         1.52           -            -             0.50%           14.7%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.35           -     $      -             0.25%          -45.5%
12/31/07         2.48           -            -             0.25%           16.6%
12/31/06         2.13           -            -             0.25%           24.4%
12/31/05         1.71           -            -             0.25%           12.5%
12/31/04         1.52           -            -             0.25%           15.0%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.38           -     $      -             0.00%          -45.4%
12/31/07         2.52           -            -             0.00%           16.9%
12/31/06         2.16           -            -             0.00%           24.7%
12/31/05         1.73           -            -             0.00%           12.8%
12/31/04         1.53           -            -             0.00%           15.3%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007       2006       2005
0.8%       0.5%       0.9%       0.0%

                             AUL American Unit Trust
                                American Century
                                Select (Advisor)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $       53,273  $       83,784           2,189
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $       53,273
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $       53,273          71,559     $      0.74
Band 100                                     -               -              0.75
Band 75                                      -               -              0.76
Band 50                                      -               -              0.77
Band 25                                      -               -              0.78
Band 0                                       -               -              0.79
                                  --------------  --------------
Total                             $       53,273          71,559
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $          432
  Mortality & expense charges                                               (843)
                                                                  --------------
  Net investment income (loss)                                              (411)
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                  (401)
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                   (37,369)
                                                                  --------------
  Net gain (loss)                                                        (37,770)
                                                                  --------------
Increase (decrease) in net assets from operations                 $      (38,181)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2008          12/31/2007
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $        (411)      $      (1,096)
  Net realized gain (loss)                                           (401)                896
  Realized gain distributions                                         -                 8,428
  Net change in unrealized appreciation (depreciation)            (37,369)              7,683
                                                            -------------       -------------
Increase (decrease) in net assets from operations                 (38,181)             15,911
                                                            -------------       -------------
Contract owner transactions:
  Proceeds from units sold                                         31,850              63,677
  Cost of units redeemed                                          (53,024)             (6,401)
                                                            -------------       -------------
  Increase (decrease)                                             (21,174)             57,276
                                                            -------------       -------------
Net increase (decrease)                                           (59,355)             73,187
Net assets, beginning                                             112,628              39,441
                                                            -------------       -------------
Net assets, ending                                          $      53,273       $     112,628
                                                            =============       =============
Units sold                                                         28,447              48,853
Units redeemed                                                    (46,806)             (5,282)
                                                            -------------       -------------
Net increase (decrease)                                           (18,359)             43,571
Units outstanding, beginning                                       89,918              46,347
                                                            -------------       -------------
Units outstanding, ending                                          71,559              89,918
                                                            =============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                            $    135,136
Cost of units redeemed                                                   (59,425)
Net investment income (loss)                                                (850)
Net realized gain (loss)                                                     495
Realized gain distributions                                                8,428
Net change in unrealized appreciation (depreciation)                     (30,511)
                                                                    ------------
                                                                    $     53,273
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.74            72   $      53            1.25%          -40.6%
12/31/07         1.25            90         113            1.25%          -39.2%
12/31/06         2.06            46          95            1.25%           23.4%
12/31/05         1.67           -           -              1.25%           11.3%
12/31/04         1.50           -           -              1.25%           14.5%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.75           -     $      -             1.00%          -40.4%
12/31/07         1.26           -            -             1.00%          -39.1%
12/31/06         2.08           -            -             1.00%           23.5%
12/31/05         1.68           -            -             1.00%           11.7%
12/31/04         1.51           -            -             1.00%           14.2%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.76           -     $      -             0.75%          -40.3%
12/31/07         1.28           -            -             0.75%          -39.1%
12/31/06         2.09           -            -             0.75%           23.8%
12/31/05         1.69           -            -             0.75%           12.0%
12/31/04         1.51           -            -             0.75%           14.4%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.77           -     $      -             0.50%          -40.1%
12/31/07         1.29           -            -             0.50%          -39.0%
12/31/06         2.11           -            -             0.50%           24.1%
12/31/05         1.70           -            -             0.50%           12.2%
12/31/04         1.52           -            -             0.50%           14.7%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.78           -     $      -             0.25%          -40.0%
12/31/07         1.30           -            -             0.25%          -39.0%
12/31/06         2.13           -            -             0.25%           24.4%
12/31/05         1.71           -            -             0.25%           12.5%
12/31/04         1.52           -            -             0.25%           15.0%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.79           -     $      -             0.00%          -39.8%
12/31/07         1.31           -            -             0.00%          -39.3%
12/31/06         2.16           -            -             0.00%           24.7%
12/31/05         1.73           -            -             0.00%           12.8%
12/31/04         1.53           -            -             0.00%           15.3%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007       2006       2005
0.5%       0.0%       0.9%       0.0%

                             AUL American Unit Trust
                                American Century
                          Real Estate (Investor Class)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      792,081  $    1,353,791          67,931
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased               (4)
                                  --------------
Net assets                        $      792,077
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      792,077       1,660,372  $         0.48
Band 100                                     -               -              0.48
Band 75                                      -               -              0.48
Band 50                                      -               -              0.48
Band 25                                      -               -              0.48
Band 0                                       -               -              0.49
                                  --------------  --------------
Total                             $      792,077       1,660,372
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
    Dividend income                                               $       24,367
    Mortality & expense charges                                          (12,801)
                                                                  --------------
    Net investment income (loss)                                          11,566
                                                                  --------------
Gain (loss) on investments:
    Net realized gain (loss)                                             (21,740)
    Realized gain distributions                                              -
    Net change in unrealized appreciation (depreciation)                (552,500)
                                                                  --------------
    Net gain (loss)                                                     (574,240)
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (562,674)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                               For the period
                                                               Year ended       from  5/24/07
                                                               12/31/2008         to 12/31/07
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $      11,566       $       8,010
  Net realized gain (loss)                                        (21,740)                  3
  Realized gain distributions                                         -                     7
  Net change in unrealized appreciation (depreciation)           (552,500)             (9,209)
                                                            -------------       -------------
Increase (decrease) in net assets from operations                (562,674)             (1,189)
                                                            -------------       -------------
Contract owner transactions:
  Proceeds from units sold                                        627,717             946,077
  Cost of units redeemed                                         (214,817)             (3,037)
                                                            -------------       -------------
  Increase (decrease)                                             412,900             943,040
                                                            -------------       -------------
Net increase (decrease)                                          (149,774)            941,851
Net assets, beginning                                             941,851                 -
                                                            -------------       -------------
Net assets, ending                                          $     792,077       $     941,851
                                                            =============       =============
Units sold                                                        850,926           1,109,829
Units redeemed                                                   (296,813)             (3,570)
                                                            -------------       -------------
Net increase (decrease)                                           554,113           1,106,259
Units outstanding, beginning                                    1,106,259                 -
                                                            -------------       -------------
Units outstanding, ending                                       1,660,372           1,106,259
                                                            =============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                            $  1,573,799
Cost of units redeemed                                                  (217,854)
Net investment income (loss)                                              19,576
Net realized gain (loss)                                                 (21,737)
Realized gain distributions                                                    7
Net change in unrealized appreciation (depreciation)                    (561,714)
                                                                    ------------
                                                                    $    792,077
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.48         1,660   $      792           1.25%          -44.0%
12/31/07         0.85         1,106          942           1.25%          -14.9%
05/24/07         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.48           -     $      -             1.00%          -43.8%
12/31/07         0.85           -            -             1.00%          -14.7%
05/24/07         1.00           -            -             1.00%            0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.48           -     $      -             0.75%          -43.7%
12/31/07         0.85           -            -             0.75%          -14.6%
05/24/07         1.00           -            -             0.75%            0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.48           -     $      -             0.50%          -43.5%
12/31/07         0.86           -            -             0.50%          -14.5%
05/24/07         1.00           -            -             0.50%            0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.48           -     $      -             0.25%          -43.4%
12/31/07         0.86           -            -             0.25%          -14.3%
05/24/07         1.00           -            -             0.25%            0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.49           -     $      -             0.00%          -43.3%
12/31/07         0.86           -            -             0.00%          -14.2%
05/24/07         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007
2.8%       1.8%

                             AUL American Unit Trust
                                American Century
                             Vista (Investor Class)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    2,613,005  $    3,403,598         236,044
Receivables: investments sold                  4  ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $    2,613,009
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $    2,613,009       4,323,447  $         0.60
Band 100                                     -               -              0.61
Band 75                                      -               -              0.61
Band 50                                      -               -              0.61
Band 25                                      -               -              0.61
Band 0                                       -               -              0.62
                                  --------------  --------------
Total                             $    2,613,009       4,323,447
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $          -
  Mortality & expense charges                                            (17,601)
                                                                  --------------
  Net investment income (loss)                                           (17,601)
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                              (116,403)
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                  (686,699)
                                                                  --------------
  Net gain (loss)                                                       (803,102)
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (820,703)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                               For the period
                                                               Year ended        from 5/24/07
                                                               12/31/2008         to 12/31/07
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $     (17,601)      $        (817)
  Net realized gain (loss)                                       (116,403)            (21,765)
  Realized gain distributions                                         -               135,508
  Net change in unrealized appreciation (depreciation)           (686,699)           (103,893)
                                                            -------------       -------------
Increase (decrease) in net assets from operations                (820,703)              9,033
                                                            -------------       -------------
Contract owner transactions:
  Proceeds from units sold                                      2,414,595           1,547,103
  Cost of units redeemed                                         (352,017)           (185,002)
                                                            -------------       -------------
  Increase (decrease)                                           2,062,578           1,362,101
                                                            -------------       -------------
Net increase (decrease)                                         1,241,875           1,371,134
Net assets, beginning                                           1,371,134                 -
                                                            -------------       -------------
Net assets, ending                                          $   2,613,009       $   1,371,134
                                                            =============       =============
Units sold                                                      3,584,128           1,310,175
Units redeemed                                                   (410,465)           (160,391)
                                                            -------------       -------------
Net increase (decrease)                                         3,173,663           1,149,784
Units outstanding, beginning                                    1,149,784                 -
                                                            -------------       -------------
Units outstanding, ending                                       4,323,447           1,149,784
                                                            =============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                            $  3,961,695
Cost of units redeemed                                                  (537,019)
Net investment income (loss)                                             (18,418)
Net realized gain (loss)                                                (138,168)
Realized gain distributions                                              135,508
Net change in unrealized appreciation (depreciation)                    (790,589)
                                                                    ------------
                                                                    $  2,613,009
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.60         4,323   $    2,613           1.25%          -49.3%
12/31/07         1.19         1,150        1,371           1.25%           19.3%
05/24/07         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.61           -     $      -             1.00%          -49.2%
12/31/07         1.19           -            -             1.00%           19.4%
05/24/07         1.00           -            -             1.00%            0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.61           -     $      -             0.75%          -49.1%
12/31/07         1.20           -            -             0.75%           19.6%
05/24/07         1.00           -            -             0.75%            0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.61           -     $      -             0.50%          -48.9%
12/31/07         1.20           -            -             0.50%           19.8%
05/24/07         1.00           -            -             0.50%            0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.61           -     $      -             0.25%          -48.8%
12/31/07         1.20           -            -             0.25%           20.0%
05/24/07         1.00           -            -             0.25%            0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.62           -     $      -             0.00%          -48.7%
12/31/07         1.20           -            -             0.00%           20.2%
05/24/07         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007
0.0%       0.0%

                             AUL American Unit Trust
                                American Century
                    International Discovery (Investor Class)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $          151  $          180              22
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $          151
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $          151             333  $         0.45
Band 100                                     -               -              0.45
Band 75                                      -               -              0.46
Band 50                                      -               -              0.46
Band 25                                      -               -              0.46
Band 0                                       -               -              0.46
                                  --------------  --------------
Total                             $          151             333
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $          -
  Mortality & expense charges                                                -
                                                                  --------------
  Net investment income (loss)                                               -
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                   -
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                       (29)
                                                                  --------------
  Net gain (loss)                                                            (29)
                                                                  --------------
Increase (decrease) in net assets from operations                 $          (29)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                               For the period
                                                               Year ended       from 11/12/07
                                                               12/31/2008         to 12/31/07
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $         -         $         -
  Net realized gain (loss)                                            -                   -
  Realized gain distributions                                         -                   -
  Net change in unrealized appreciation (depreciation)                (29)                -
                                                            -------------       -------------
Increase (decrease) in net assets from operations                     (29)                -
                                                            -------------       -------------
Contract owner transactions:
  Proceeds from units sold                                            180                 -
  Cost of units redeemed                                              -                   -
                                                            -------------       -------------
  Increase (decrease)                                                 180                 -
                                                            -------------       -------------
Net increase (decrease)                                               151                 -
Net assets, beginning                                                 -                   -
                                                            -------------       -------------
Net assets, ending                                          $         151       $         -
                                                            =============       =============
Units sold                                                            333                 -
Units redeemed                                                        -                   -
                                                            -------------       -------------
Net increase (decrease)                                               333                 -
Units outstanding, beginning                                          -                   -
                                                            -------------       -------------
Units outstanding, ending                                             333                 -
                                                            =============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                            $        180
Cost of units redeemed                                                       -
Net investment income (loss)                                                 -
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         (29)
                                                                    ------------
                                                                    $        151
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.45           0     $        0           1.25%          -52.8%
12/31/07         0.96         -              -             1.25%           -4.1%
11/12/07         1.00         -              -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.45         -       $      -             1.00%          -52.7%
12/31/07         0.96         -              -             1.00%           -4.0%
11/12/07         1.00         -              -             1.00%            0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.46         -       $      -             0.75%          -52.5%
12/31/07         0.96         -              -             0.75%           -4.0%
11/12/07         1.00         -              -             0.75%            0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.46         -       $      -             0.50%          -52.4%
12/31/07         0.96         -              -             0.50%           -4.0%
11/12/07         1.00         -              -             0.50%            0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.46         -       $      -             0.25%          -52.3%
12/31/07         0.96         -              -             0.25%           -3.9%
11/12/07         1.00         -              -             0.25%            0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.46         -       $      -             0.00%          -52.2%
12/31/07         0.96         -              -             0.00%           -3.9%
11/12/07         1.00         -              -             0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007
0.0%       0.0%

                             AUL American Unit Trust
                                American Century
                     International Discovery (Advisor Class)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $       46,107  $       78,721           7,039
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $       46,107
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $       46,107         101,975  $         0.45
Band 100                                     -               -              0.45
Band 75                                      -               -              0.45
Band 50                                      -               -              0.46
Band 25                                      -               -              0.46
Band 0                                       -               -              0.46
                                  --------------  --------------
Total                             $       46,107         101,975
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $          -
  Mortality & expense charges                                               (287)
                                                                  --------------
  Net investment income (loss)                                              (287)
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                  (106)
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                   (32,614)
                                                                  --------------
  Net gain (loss)                                                        (32,720)
                                                                  --------------
Increase (decrease) in net assets from operations                 $      (33,007)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                               For the period
                                                               Year ended       from 11/12/07
                                                               12/31/2008         to 12/31/07
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $        (287)      $         -
  Net realized gain (loss)                                           (106)                -
  Realized gain distributions                                         -                   -
  Net change in unrealized appreciation (depreciation)            (32,614)                -
                                                            -------------       -------------
Increase (decrease) in net assets from operations                 (33,007)                -
                                                            -------------       -------------
Contract owner transactions:
  Proceeds from units sold                                         79,114                 -
  Cost of units redeemed                                              -                   -
                                                            -------------       -------------
  Increase (decrease)                                              79,114                 -
                                                            -------------       -------------
Net increase (decrease)                                            46,107                 -
Net assets, beginning                                                 -                   -
                                                            -------------       -------------
Net assets, ending                                          $      46,107       $         -
                                                            =============       =============
Units sold                                                        101,975                 -
Units redeemed                                                        -                   -
                                                            -------------       -------------
Net increase (decrease)                                           101,975                 -
Units outstanding, beginning                                          -                   -
                                                            -------------       -------------
Units outstanding, ending                                         101,975                 -
                                                            =============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                            $     79,114
Cost of units redeemed                                                       -
Net investment income (loss)                                                (287)
Net realized gain (loss)                                                    (106)
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                     (32,614)
                                                                    ------------
                                                                    $     46,107
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.45           102   $       46           1.25%          -52.9%
12/31/07         0.96           -            -             1.25%           -4.0%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.45           -     $      -             1.00%          -52.8%
12/31/07         0.96           -            -             1.00%           -4.0%
11/12/07         1.00           -            -             1.00%            0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.45           -     $      -             0.75%          -52.6%
12/31/07         0.96           -            -             0.75%           -4.0%
11/12/07         1.00           -            -             0.75%            0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.46           -     $      -             0.50%          -52.5%
12/31/07         0.96           -            -             0.50%           -4.0%
11/12/07         1.00           -            -             0.50%            0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.46           -     $      -             0.25%          -52.4%
12/31/07         0.96           -            -             0.25%           -3.9%
11/12/07         1.00           -            -             0.25%            0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.46           -     $      -             0.00%          -52.3%
12/31/07         0.96           -            -             0.00%           -3.9%
11/12/07         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007
0.0%       0.0%

                             AUL American Unit Trust
                                      Alger
                            American Large Cap Growth

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $   34,092,896  $   40,379,936       1,287,494
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              (42)
                                  --------------
Net assets                        $   34,092,854
                                  --------------

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $   34,092,854      20,659,794  $         1.65
Band 100                                     -               -              1.67
Band 75                                      -               -              1.69
Band 50                                      -               -              1.72
Band 25                                      -               -              1.74
Band 0                                       -               -              1.96
                                  --------------  --------------
Total                             $   34,092,854      20,659,794
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $      118,456
  Mortality & expense charges                                           (662,888)
                                                                  --------------
  Net investment income (loss)                                          (544,432)
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                             2,224,974
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)               (32,754,082)
                                                                  --------------
  Net gain (loss)                                                    (30,529,108)
                                                                  --------------
Increase (decrease) in net assets from operations                 $  (31,073,540)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2008          12/31/2007
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $    (544,432)      $    (625,815)
  Net realized gain (loss)                                      2,224,974           3,508,055
  Realized gain distributions                                         -                   -
  Net change in unrealized appreciation (depreciation)        (32,754,082)          8,790,620
                                                            -------------       -------------
Increase (decrease) in net assets from operations             (31,073,540)         11,672,860
                                                            -------------       -------------
Contract owner transactions:
  Proceeds from units sold                                      6,565,497           2,190,505
  Cost of units redeemed                                      (10,400,215)        (16,332,877)
                                                            -------------       -------------
  Increase (decrease)                                          (3,834,718)        (14,142,372)
                                                            -------------       -------------
Net increase (decrease)                                       (34,908,258)         (2,469,512)
Net assets, beginning                                          69,001,112          71,470,624
                                                            -------------       -------------
Net assets, ending                                          $  34,092,854       $  69,001,112
                                                            =============       =============
Units sold                                                      2,926,323           2,975,107
Units redeemed                                                 (4,500,932)         (8,018,437)
                                                            -------------       -------------
Net increase (decrease)                                        (1,574,609)         (5,043,330)
Units outstanding, beginning                                   22,234,403          27,277,733
                                                            -------------       -------------
Units outstanding, ending                                      20,659,794          22,234,403
                                                            =============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                           $ 315,394,244
Cost of units redeemed                                              (273,248,536)
Net investment income (loss)                                          12,809,882
Net realized gain (loss)                                             (24,907,452)
Realized gain distributions                                           10,331,798
Net change in unrealized appreciation (depreciation)                  (6,287,082)
                                                                   -------------
                                                                   $  34,092,854
                                                                   =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.65        20,660   $   34,093           1.25%          -46.8%
12/31/07         3.10        22,234       69,001           1.25%           18.4%
12/31/06         2.62        27,278       71,470           1.25%            4.0%
12/31/05         2.52        35,535       89,549           1.25%           10.5%
12/31/04         2.28        37,870       86,343           1.25%            4.1%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.67           -     $      -             1.00%          -46.7%
12/31/07         3.14           -            -             1.00%           18.7%
12/31/06         2.64           -            -             1.00%            4.1%
12/31/05         2.54           -            -             1.00%           10.7%
12/31/04         2.29           -            -             1.00%            4.7%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.69           -     $      -             0.75%          -46.6%
12/31/07         3.17           -            -             0.75%           19.0%
12/31/06         2.66           -            -             0.75%            4.4%
12/31/05         2.55           -            -             0.75%           10.9%
12/31/04         2.30           -            -             0.75%            4.9%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.72           -    $       -             0.50%          -46.4%
12/31/07         3.20           -            -             0.50%           19.3%
12/31/06         2.68           -            -             0.50%            4.6%
12/31/05         2.57           -            -             0.50%           11.2%
12/31/04         2.31           -            -             0.50%            5.2%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.74           -     $      -             0.25%          -46.3%
12/31/07         3.24           -            -             0.25%           19.6%
12/31/06         2.71           -            -             0.25%            4.9%
12/31/05         2.58           -            -             0.25%           11.5%
12/31/04         2.31           -            -             0.25%            5.5%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.96           -     $      -             0.00%          -46.2%
12/31/07         3.64           -            -             0.00%           19.9%
12/31/06         3.03           -            -             0.00%            5.1%
12/31/05         2.89           -            -             0.00%           11.8%
12/31/04         2.58           -            -             0.00%            5.7%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007          2006      2005          2004
0.2%       0.3%          0.1%      0.2%          0.0%

                             AUL American Unit Trust
                                      Alger
                                American Balanced

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    1,239,125  $    1,907,181         143,417
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $    1,239,125
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $    1,239,125       1,653,604  $         0.75
Band 100                                     -               -              0.76
Band 75                                      -               -              0.77
Band 50                                      -               -              0.78
Band 25                                      -               -              0.79
Band 0                                       -               -              0.84
                                  --------------  --------------
Total                             $    1,239,125       1,653,604
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $       42,333
  Mortality & expense charges                                            (20,664)
                                                                  --------------
  Net investment income (loss)                                            21,669
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                               (51,807)
  Realized gain distributions                                            201,596
  Net change in unrealized appreciation (depreciation)                  (802,134)
                                                                  --------------
  Net gain (loss)                                                       (652,345)
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (630,676)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2008          12/31/2007
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $      21,669       $      15,796
  Net realized gain (loss)                                        (51,807)            128,518
  Realized gain distributions                                     201,596             120,490
  Net change in unrealized appreciation (depreciation)           (802,134)            (29,292)
                                                            -------------       -------------
Increase (decrease) in net assets from operations                (630,676)            235,512
                                                            -------------       -------------
Contract owner transactions:
  Proceeds from units sold                                        209,589             139,466
  Cost of units redeemed                                         (339,953)         (1,092,067)
                                                            -------------       -------------
  Increase (decrease)                                            (130,364)           (952,601)
                                                            -------------       -------------
Net increase (decrease)                                          (761,040)           (717,089)
Net assets, beginning                                           2,000,165           2,717,254
                                                            -------------       -------------
Net assets, ending                                          $   1,239,125       $   2,000,165
                                                            =============       =============
Units sold                                                        249,625             265,421
Units redeemed                                                   (394,836)         (1,178,383)
                                                            -------------       -------------
Net increase (decrease)                                          (145,211)           (912,962)
Units outstanding, beginning                                    1,798,815           2,711,777
                                                            -------------       -------------
Units outstanding, ending                                       1,653,604           1,798,815
                                                            =============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                            $  8,463,869
Cost of units redeemed                                                (7,606,995)
Net investment income (loss)                                             105,607
Net realized gain (loss)                                                 441,895
Realized gain distributions                                              502,805
Net change in unrealized appreciation (depreciation)                    (668,056)
                                                                    ------------
                                                                    $  1,239,125
                                                                    ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.75         1,654   $   1,239            1.25%           -32.6%
12/31/07         1.11         1,799       2,000            1.25%            11.2%
12/31/06         1.00         2,717       2,717            1.25%             3.1%
12/31/05         0.97         5,303       5,144            1.25%             7.8%
12/31/04         0.90         5,638       5,074            1.25%             2.3%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.76           -     $      -             1.00%          -32.4%
12/31/07         1.12           -            -             1.00%           11.3%
12/31/06         1.01           -            -             1.00%            3.7%
12/31/05         0.97           -            -             1.00%            7.3%
12/31/04         0.91           -            -             1.00%            3.6%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.77           -     $      -             0.75%          -32.3%
12/31/07         1.14           -            -             0.75%           11.4%
12/31/06         1.02           -            -             0.75%            4.1%
12/31/05         0.98           -            -             0.75%            7.5%
12/31/04         0.91           -            -             0.75%            3.9%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.78           -     $      -             0.50%          -32.1%
12/31/07         1.15           -            -             0.50%           11.5%
12/31/06         1.03           -            -             0.50%            4.5%
12/31/05         0.99           -            -             0.50%            7.8%
12/31/04         0.91           -            -             0.50%            4.1%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.79           -     $      -             0.25%          -31.9%
12/31/07         1.16           -            -             0.25%           11.6%
12/31/06         1.04           -            -             0.25%            5.0%
12/31/05         0.99           -            -             0.25%            8.1%
12/31/04         0.92           -            -             0.25%            4.4%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.84           -     $      -             0.00%          -31.8%
12/31/07         1.23           -            -             0.00%           12.4%
12/31/06         1.09           -            -             0.00%            4.7%
12/31/05         1.04           -            -             0.00%            8.3%
12/31/04         0.96           -            -             0.00%            4.6%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007       2006      2005      2004
2.6%       1.9%       1.2%      1.7%      1.5%

                             AUL American Unit Trust
                                      Alger
                          American Capital Appreciation

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    3,293,411  $    4,584,910         108,371
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $    3,293,411
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $    3,293,411       6,909,800  $         0.48
Band 100                                     -               -              0.48
Band 75                                      -               -              0.49
Band 50                                      -               -              0.50
Band 25                                      -               -              0.50
Band 0                                       -               -              0.53
                                  --------------  --------------
Total                             $    3,293,411       6,909,800
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $         -
  Mortality & expense charges                                           (61,666)
                                                                  --------------
  Net investment income (loss)                                          (61,666)
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                              365,036
  Realized gain distributions                                               -
  Net change in unrealized appreciation (depreciation)               (3,188,203)
                                                                  --------------
  Net gain (loss)                                                    (2,823,167)
                                                                  --------------
Increase (decrease) in net assets from operations                 $  (2,884,833)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2008          12/31/2007
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $     (61,666)      $     (60,664)
  Net realized gain (loss)                                        365,036             290,379
  Realized gain distributions                                         -                   -
  Net change in unrealized appreciation (depreciation)         (3,188,203)          1,091,136
                                                            -------------       -------------
Increase (decrease) in net assets from operations              (2,884,833)          1,320,851
                                                            -------------       -------------
Contract owner transactions:
  Proceeds from units sold                                      1,378,948           2,021,309
  Cost of units redeemed                                       (1,456,552)           (913,532)
                                                            -------------       -------------
  Increase (decrease)                                             (77,604)          1,107,777
                                                            -------------       -------------
Net increase (decrease)                                        (2,962,437)          2,428,628
Net assets, beginning                                           6,255,848           3,827,220
                                                            -------------       -------------
Net assets, ending                                          $   3,293,411       $   6,255,848
                                                            =============       =============
Units sold                                                      2,063,041           2,581,610
Units redeemed                                                 (2,264,721)         (1,208,113)
                                                            -------------       -------------
Net increase (decrease)                                          (201,680)          1,373,497
Units outstanding, beginning                                    7,111,480           5,737,983
                                                            -------------       -------------
Units outstanding, ending                                       6,909,800           7,111,480
                                                            =============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                           $   8,528,957
Cost of units redeemed                                                (4,630,235)
Net investment income (loss)                                            (229,458)
Net realized gain (loss)                                                 910,099
Realized gain distributions                                                5,547
Net change in unrealized appreciation (depreciation)                  (1,291,499)
                                                                   -------------
                                                                   $   3,293,411
                                                                   =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.48         6,910   $    3,293           1.25%          -45.8%
12/31/07         0.88         7,111        6,256           1.25%           31.9%
12/31/06         0.67         5,737        3,827           1.25%           17.0%
12/31/05         0.57         4,558        2,598           1.25%           14.0%
12/31/04         0.50         3,816        1,908           1.25%            6.4%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.48           -     $      -             1.00%          -45.7%
12/31/07         0.89           -            -             1.00%           32.7%
12/31/06         0.67           -            -             1.00%           17.5%
12/31/05         0.57           -            -             1.00%           13.0%
12/31/04         0.50           -            -             1.00%            7.5%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.49           -     $      -             0.75%          -45.5%
12/31/07         0.90           -            -             0.75%           33.0%
12/31/06         0.68           -            -             0.75%           17.6%
12/31/05         0.57           -            -             0.75%           12.6%
12/31/04         0.51           -            -             0.75%            8.6%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.50           -     $      -             0.50%          -45.4%
12/31/07         0.91           -            -             0.50%           33.4%
12/31/06         0.68           -            -             0.50%           18.2%
12/31/05         0.58           -            -             0.50%           13.5%
12/31/04         0.51           -            -             0.50%            8.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.50           -     $      -             0.25%          -45.3%
12/31/07         0.92           -            -             0.25%           33.4%
12/31/06         0.69           -            -             0.25%           18.8%
12/31/05         0.58           -            -             0.25%           13.8%
12/31/04         0.51           -            -             0.25%            8.3%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.53           -     $      -             0.00%          -45.1%
12/31/07         0.97           -            -             0.00%           33.5%
12/31/06         0.73           -            -             0.00%           19.3%
12/31/05         0.61           -            -             0.00%           14.1%
12/31/04         0.53           -            -             0.00%            8.4%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007       2006       2005        2004
0.0%       0.0%       0.0%       0.0%        0.0%

                             AUL American Unit Trust
                                      Alger
                  Capital Appreciation Institutional (Class I)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      248,814  $      283,186          20,294
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $      248,814
                                  --------------

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      248,814         328,522  $         0.76
Band 100                                     -               -              0.76
Band 75                                      -               -              0.77
Band 50                                      -               -              0.77
Band 25                                      -               -              0.77
Band 0                                       -               -              0.78
                                  --------------  --------------
Total                             $      248,814         328,522
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $          -
  Mortality & expense charges                                             (1,704)
                                                                  --------------
  Net investment income (loss)                                            (1,704)
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                (5,937)
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                   (50,370)
                                                                  --------------
  Net gain (loss)                                                        (56,307)
                                                                  --------------
Increase (decrease) in net assets from operations                 $      (58,011)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2008          12/31/2007
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $      (1,704)      $        (654)
  Net realized gain (loss)                                         (5,937)                136
  Realized gain distributions                                         -                   -
  Net change in unrealized appreciation (depreciation)            (50,370)             15,998
                                                            -------------       -------------
Increase (decrease) in net assets from operations                 (58,011)             15,480
                                                            -------------       -------------
Contract owner transactions:
  Proceeds from units sold                                        224,928             139,273
  Cost of units redeemed                                          (70,319)             (2,537)
                                                            -------------       -------------
  Increase (decrease)                                             154,609             136,736
                                                            -------------       -------------
Net increase (decrease)                                            96,598             152,216
Net assets, beginning                                             152,216                 -
                                                            -------------       -------------
Net assets, ending                                          $     248,814       $     152,216
                                                            =============       =============
Units sold                                                        449,797             113,353
Units redeemed                                                   (232,638)             (1,990)
                                                            -------------       -------------
Net increase (decrease)                                           217,159             111,363
Units outstanding, beginning                                      111,363                 -
                                                            -------------       -------------
Units outstanding, ending                                         328,522             111,363
                                                            =============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                            $    364,201
Cost of units redeemed                                                   (72,856)
Net investment income (loss)                                              (2,358)
Net realized gain (loss)                                                  (5,801)
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                     (34,372)
                                                                    ------------
                                                                    $    248,814
                                                                    ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.76           329   $      249           1.25%          -44.6%
12/31/07         1.37           111          152           1.25%           30.2%
12/31/06         1.05           -            -             1.25%            5.0%
10/23/06         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.76           -     $      -             1.00%          -44.5%
12/31/07         1.37           -            -             1.00%           30.6%
12/31/06         1.05           -            -             1.00%            5.0%
10/23/06         1.00           -            -             1.00%            0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.77           -     $      -             0.75%          -44.3%
12/31/07         1.37           -            -             0.75%           31.0%
12/31/06         1.05           -            -             0.75%            5.0%
10/23/06         1.00           -            -             0.75%            0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.77           -     $      -             0.50%          -44.2%
12/31/07         1.38           -            -             0.50%           31.3%
12/31/06         1.05           -            -             0.50%           5.0%
10/23/06         1.00           -            -             0.50%           0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.77           -     $      -             0.25%          -44.0%
12/31/07         1.38           -            -             0.25%           31.7%
12/31/06         1.05           -            -             0.25%            5.0%
10/23/06         1.00           -            -             0.25%            0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.78           -     $      -             0.00%          -43.9%
12/31/07         1.39           -            -             0.00%           32.1%
12/31/06         1.05           -            -             0.00%            5.0%
10/23/06         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007       2006
0.0%       0.0%       0.0%

                             AUL American Unit Trust
                                      Alger
                  Capital Appreciation Institutional (Class R)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $      242,195    $      306,905            20,352
Receivables: investments sold                    -      ==============    ==============
Payables: investments purchased                  -
                                      --------------
Net assets                            $      242,195
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band 125                              $      242,195           323,390    $         0.75
Band 100                                         -                 -                0.75
Band 75                                          -                 -                0.76
Band 50                                          -                 -                0.76
Band 25                                          -                 -                0.77
Band 0                                           -                 -                0.77
                                      --------------    --------------
Total                                 $     242,195            323,390
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                            (1,580)
                                                                  --------------
   Net investment income (loss)                                           (1,580)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                               (8,112)
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                  (69,428)
                                                                  --------------
   Net gain (loss)                                                       (77,540)
                                                                  --------------
Increase (decrease) in net assets from operations                 $      (79,120)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2008      12/31/2007
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $    (1,580)   $       (258)
   Net realized gain (loss)                               (8,112)            596
   Realized gain distributions                               -               -
   Net change in unrealized appreciation
   (depreciation)                                        (69,428)          4,720
                                                    ------------    ------------
Increase (decrease) in net assets from operations        (79,120)          5,058
                                                    ------------    ------------

Contract owner transactions:
   Proceeds from units sold                              288,372          68,931
   Cost of units redeemed                                (40,265)           (781)
                                                    ------------    ------------
   Increase (decrease)                                   248,107          68,150
                                                    ------------    ------------
Net increase (decrease)                                  168,987          73,208
Net assets, beginning                                     73,208            -
                                                    ------------    ------------
Net assets, ending                                  $    242,195    $     73,208
                                                    ============    ============
Units sold                                               308,358          54,674
Units redeemed                                           (38,848)           (794)
                                                    ------------    ------------
Net increase (decrease)                                  269,510          53,880
Units outstanding, beginning                              53,880             -
                                                    ------------    ------------
Units outstanding, ending                                323,390          53,880
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                            $    357,305
Cost of units redeemed                                                   (41,046)
Net investment income (loss)                                              (1,838)
Net realized gain (loss)                                                  (7,516)
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                     (64,710)
                                                                    ------------
                                                                    $    242,195
                                                                    ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                            BAND 125
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     0.75             323       $     242              1.25%             -44.9%
12/31/07               1.36              54              73              1.25%              29.4%
12/31/06               1.05             -               -                1.25%               5.0%
10/23/06               1.00             -               -                1.25%               0.0%

                                            BAND 100
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     0.75             -         $     -                1.00%             -44.7%
12/31/07               1.36             -               -                1.00%              29.8%
12/31/06               1.05             -               -                1.00%               5.0%
10/23/06               1.00             -               -                1.00%               0.0%

                                             BAND 75
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     0.76             -         $     -                0.75%             -44.6%
12/31/07               1.37             -               -                0.75%              30.2%
12/31/06               1.05             -               -                0.75%               5.0%
10/23/06               1.00             -               -                0.75%               0.0%

                                             BAND 50
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     0.76             -         $     -                0.50%             -44.5%
12/31/07               1.37             -               -                0.50%              30.6%
12/31/06               1.05             -               -                0.50%               5.0%
10/23/06               1.00             -               -                0.50%               0.0%

                                             BAND 25
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     0.77             -         $     -                0.25%             -44.3%
12/31/07               1.37             -               -                0.25%              30.9%
12/31/06               1.05             -               -                0.25%               5.0%
10/23/06               1.00             -               -                0.25%               0.0%

                                             BAND 0
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     0.77             -         $     -                0.00%             -44.2%
12/31/07               1.38             -               -                0.00%              31.3%
12/31/06               1.05             -               -                0.00%               5.0%
10/23/06               1.00             -               -                0.00%               0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008     2007     2006
0.0%     0.0%     0.0%

                             AUL American Unit Trust
                                      Alger
                     SmallCap Growth Institutional (Class I)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $      629,005    $    1,033,942            40,791
Receivables: investments sold                    -      ==============    ==============
Payables: investments purchased                  -
                                      --------------
Net assets                            $      629,005
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band 125                              $      629,005           994,455    $         0.63
Band 100                                         -                 -                0.64
Band 75                                          -                 -                0.64
Band 50                                          -                 -                0.64
Band 25                                          -                 -                0.65
Band 0                                           -                 -                0.65
                                      --------------    --------------
Total                                 $      629,005           994,455
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                           (10,324)
                                                                  --------------
   Net investment income (loss)                                          (10,324)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                              (47,496)
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                 (445,427)
                                                                  --------------
   Net gain (loss)                                                      (492,923)
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (503,247)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2008      12/31/2007
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $    (10,324)   $     (5,939)
   Net realized gain (loss)                              (47,496)          6,707
   Realized gain distributions                               -               -
   Net change in unrealized appreciation
   (depreciation)                                       (445,427)         40,491
                                                    ------------    ------------
Increase (decrease) in net assets from operations       (503,247)         41,259
                                                    ------------    ------------

Contract owner transactions:
   Proceeds from units sold                              507,518       1,422,966
   Cost of units redeemed                               (252,396)       (587,095)
                                                    ------------    ------------
   Increase (decrease)                                   255,122         835,871
                                                    ------------    ------------
Net increase (decrease)                                 (248,125)        877,130
Net assets, beginning                                    877,130             -
                                                    ------------    ------------
Net assets, ending                                  $    629,005    $    877,130
                                                    ============    ============
Units sold                                               548,107       1,202,304
Units redeemed                                          (294,340)       (461,616)
                                                    ------------    ------------
Net increase (decrease)                                  253,767         740,688
Units outstanding, beginning                             740,688             -
                                                    ------------    ------------
Units outstanding, ending                                994,455         740,688
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                            $  1,930,485
Cost of units redeemed                                                  (839,491)
Net investment income (loss)                                             (16,263)
Net realized gain (loss)                                                 (40,789)
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                    (404,937)
                                                                    ------------
                                                                    $    629,005
                                                                    ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                            BAND 125
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     0.63             994       $     629              1.25%             -46.6%
12/31/07               1.18             741             877              1.25%              13.9%
12/31/06               1.04             -               -                1.25%               4.0%
10/23/06               1.00             -               -                1.25%               0.0%

                                            BAND 100
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     0.64             -         $     -                1.00%             -46.5%
12/31/07               1.19             -               -                1.00%              14.4%
12/31/06               1.04             -               -                1.00%               3.9%
10/23/06               1.00             -               -                1.00%               0.0%

                                             BAND 75
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     0.64             -         $     -                0.75%             -46.3%
12/31/07               1.19             -               -                0.75%              14.7%
12/31/06               1.04             -               -                0.75%               3.9%
10/23/06               1.00             -               -                0.75%               0.0%

                                             BAND 50
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     0.64             -         $     -                0.50%             -46.2%
12/31/07               1.19             -               -                0.50%              14.9%
12/31/06               1.04             -               -                0.50%               4.0%
10/23/06               1.00             -               -                0.50%               0.0%

                                             BAND 25
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     0.65             -         $     -                0.25%             -46.0%
12/31/07               1.20             -               -                0.25%              15.2%
12/31/06               1.04             -               -                0.25%               4.0%
10/23/06               1.00             -               -                0.25%               0.0%

                                             BAND 0
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     0.65             -         $     -                0.00%             -45.9%
12/31/07               1.20             -               -                0.00%              15.5%
12/31/06               1.04             -               -                0.00%               4.0%
10/23/06               1.00             -               -                0.00%               0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008     2007     2006
0.0%     0.0%     0.0%

                             AUL American Unit Trust
                                      Alger
                     SmallCap Growth Institutional (Class R)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $      231,660    $      356,738            15,444
Receivables: investments sold                    -      ==============    ==============
Payables: investments purchased                  -
                                      --------------
Net assets                            $      231,660
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band 125                              $      231,660           370,482    $         0.63
Band 100                                         -                 -                0.63
Band 75                                          -                 -                0.63
Band 50                                          -                 -                0.64
Band 25                                          -                 -                0.64
Band 0                                           -                 -                0.64
                                      --------------    --------------
Total                                 $      231,660           370,482
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                            (3,135)
                                                                  --------------
   Net investment income (loss)                                           (3,135)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                              (15,714)
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                 (131,919)
                                                                  --------------
   Net gain (loss)                                                      (147,633)
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (150,768)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2008      12/31/2007
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $     (3,135)   $       (524)
   Net realized gain (loss)                              (15,714)             15
   Realized gain distributions                               -               -
   Net change in unrealized appreciation
   (depreciation)                                       (131,919)          6,841
                                                    ------------    ------------
Increase (decrease) in net assets from operations       (150,768)          6,332
                                                    ------------    ------------

Contract owner transactions:
   Proceeds from units sold                              396,793         108,961
   Cost of units redeemed                               (129,635)            (23)
                                                    ------------    ------------
   Increase (decrease)                                   267,158         108,938
                                                    ------------    ------------
Net increase (decrease)                                  116,390         115,270
Net assets, beginning                                    115,270             -
                                                    ------------    ------------
Net assets, ending                                  $    231,660    $    115,270
                                                    ============    ============
Units sold                                               416,838          97,998
Units redeemed                                          (144,335)            (19)
                                                    ------------    ------------
Net increase (decrease)                                  272,503          97,979
Units outstanding, beginning                              97,979             -
                                                    ------------    ------------
Units outstanding, ending                                370,482          97,979
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                            $    505,754
Cost of units redeemed                                                  (129,658)
Net investment income (loss)                                              (3,659)
Net realized gain (loss)                                                 (15,699)
Realized gain distributions                                                 -
Net change in unrealized appreciation (depreciation)                    (125,078)
                                                                    ------------
                                                                    $    231,660
                                                                    ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                            BAND 125
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     0.63             370       $     232              1.25%             -46.9%
12/31/07               1.18              98             115              1.25%              13.5%
12/31/06               1.04             -               -                1.25%               3.7%
10/23/06               1.00             -               -                1.25%               0.0%

                                            BAND 100
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     0.63             -         $     -                1.00%             -46.7%
12/31/07               1.18             -               -                1.00%              13.8%
12/31/06               1.04             -               -                1.00%               3.7%
10/23/06               1.00             -               -                1.00%               0.0%

                                             BAND 75
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     0.63             -         $     -                0.75%             -46.6%
12/31/07               1.18             -               -                0.75%              14.1%
12/31/06               1.04             -               -                0.75%               3.8%
10/23/06               1.00             -               -                0.75%               0.0%

                                             BAND 50
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     0.64             -         $     -                0.50%             -46.4%
12/31/07               1.19             -               -                0.50%              14.4%
12/31/06               1.04             -               -                0.50%               3.8%
10/23/06               1.00             -               -                0.50%               0.0%

                                             BAND 25
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     0.64             -         $     -                0.25%             -46.3%
12/31/07               1.19             -               -                0.25%              14.6%
12/31/06               1.04             -               -                0.25%               3.9%
10/23/06               1.00             -               -                0.25%               0.0%

                                              BAND 0
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     0.64             -         $     -                0.00%             -46.2%
12/31/07               1.19             -               -                0.00%              14.9%
12/31/06               1.04             -               -                0.00%               3.9%
10/23/06               1.00             -               -                0.00%               0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008     2007     2006
0.0%     0.0%     0.0%

                             AUL American Unit Trust
                                     Calvert
                              Social Mid-Cap Growth

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $    3,858,391    $    5,443,649           203,178
Receivables: investments sold                    -      ==============    ==============
Payables: investments purchased                  (25)
                                      --------------
Net assets                            $    3,858,366
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band 125                              $    3,858,366         2,588,764    $         1.49
Band 100                                        -                  -                1.51
Band 75                                         -                  -                1.53
Band 50                                         -                  -                1.55
Band 25                                         -                  -                1.57
Band 0                                          -                  -                1.77
                                      --------------    --------------
Total                                 $    3,858,366         2,588,764
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                           (71,006)
                                                                  --------------
   Net investment income (loss)                                          (71,006)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                              115,184
   Realized gain distributions                                            37,906
   Net change in unrealized appreciation (depreciation)               (2,534,620)
                                                                  --------------
   Net gain (loss)                                                    (2,381,530)
                                                                  --------------
Increase (decrease) in net assets from operations                 $   (2,452,536)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2008      12/31/2007
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $    (71,006)   $    (96,347)
   Net realized gain (loss)                              115,184       1,041,844
   Realized gain distributions                            37,906         137,341
   Net change in unrealized appreciation
   (depreciation)                                     (2,534,620)       (413,139)
                                                    ------------    ------------
Increase (decrease) in net assets from operations     (2,452,536)        669,699
                                                    ------------    ------------

Contract owner transactions:
   Proceeds from units sold                              810,518       1,114,594
   Cost of units redeemed                             (1,302,792)     (3,151,338)
                                                    ------------    ------------
   Increase (decrease)                                  (492,274)     (2,036,744)
                                                    ------------    ------------
Net increase (decrease)                               (2,944,810)     (1,367,045)
Net assets, beginning                                  6,803,176       8,170,221
                                                    ------------    ------------
Net assets, ending                                  $  3,858,366    $  6,803,176
                                                    ============    ============
Units sold                                               491,644         430,491
Units redeemed                                          (734,058)     (1,298,176)
                                                    ------------    ------------
Net increase (decrease)                                 (242,414)       (867,685)
Units outstanding, beginning                           2,831,178       3,698,863
                                                    ------------    ------------
Units outstanding, ending                              2,588,764       2,831,178
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                          $  154,189,854
Cost of units redeemed                                              (149,375,980)
Net investment income (loss)                                           1,517,541
Net realized gain (loss)                                              (1,063,013)
Realized gain distributions                                               175,247
Net change in unrealized appreciation (depreciation)                  (1,585,283)
                                                                  --------------
                                                                  $    3,858,366
                                                                  ==============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                            BAND 125
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     1.49           2,589       $   3,858              1.25%             -38.0%
12/31/07               2.40           2,831           6,803              1.25%               8.8%
12/31/06               2.21           3,699           8,170              1.25%               5.7%
12/31/05               2.09           5,914          12,360              1.25%              -0.9%
12/31/04               2.11           6,185          13,050              1.25%               8.2%

                                            BAND 100
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     1.51             -         $     -                1.00%             -37.8%
12/31/07               2.43             -               -                1.00%               9.1%
12/31/06               2.23             -               -                1.00%               5.8%
12/31/05               2.10             -               -                1.00%               -0.7%
12/31/04               2.12             -               -                1.00%               8.3%

                                             BAND 75
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     1.53             -         $     -                0.75%             -37.7%
12/31/07               2.45             -               -                0.75%               9.3%
12/31/06               2.25             -               -                0.75%               6.1%
12/31/05               2.12             -               -                0.75%              -0.4%
12/31/04               2.13             -               -                0.75%               8.6%

                                             BAND 50
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     1.55             -         $     -                0.50%             -37.5%
12/31/07               2.48             -               -                0.50%               9.6%
12/31/06               2.26             -               -                0.50%               6.3%
12/31/05               2.13             -               -                0.50%              -0.2%
12/31/04               2.13             -               -                0.50%               8.9%

                                             BAND 25
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     1.57             -         $     -                0.25%             -37.3%
12/31/07               2.51             -               -                0.25%               9.9%
12/31/06               2.28             -               -                0.25%               6.6%
12/31/05               2.14             -               -                0.25%               0.1%
12/31/04               2.14             -               -                0.25%               9.1%

                                              BAND 0
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     1.77             -         $     -                0.00%             -37.2%
12/31/07               2.82             -               -                0.00%              10.2%
12/31/06               2.56             -               -                0.00%               6.9%
12/31/05               2.39             -               -                0.00%               0.3%
12/31/04               2.39             -               -                0.00%               8.8%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008      2007      2006      2005      2004
0.0%      0.0%      0.0%      0.0%      0.0%

                             AUL American Unit Trust
                                     Calvert
                                     Income

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $    9,497,068    $   11,355,974           687,695
Receivables: investments sold                    -      ==============    ==============
Payables: investments purchased                  -
                                      --------------
Net assets                            $    9,497,068
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band 125                              $    9,497,068         8,418,804    $         1.13
Band 100                                         -                 -                1.14
Band 75                                          -                 -                1.16
Band 50                                          -                 -                1.17
Band 25                                          -                 -                1.19
Band 0                                           -                 -                1.22
                                      --------------    --------------
Total                                 $    9,497,068         8,418,804
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $      504,752
   Mortality & expense charges                                          (129,913)
                                                                  --------------
   Net investment income (loss)                                          374,839
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                             (180,178)
   Realized gain distributions                                            28,292
   Net change in unrealized appreciation (depreciation)               (1,655,659)
                                                                  --------------
   Net gain (loss)                                                    (1,807,545)
                                                                  --------------
Increase (decrease) in net assets from operations                 $   (1,432,706)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2008      12/31/2007
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $    374,839    $    313,147
   Net realized gain (loss)                             (180,178)        (45,037)
   Realized gain distributions                            28,292         179,992
   Net change in unrealized appreciation
   (depreciation)                                     (1,655,659)       (100,624)
                                                    ------------    ------------
Increase (decrease) in net assets from operations     (1,432,706)        347,478
                                                    ------------    ------------

Contract owner transactions:
   Proceeds from units sold                            2,582,244       4,331,953
   Cost of units redeemed                             (2,111,151)     (1,788,350)
                                                    ------------    ------------
   Increase (decrease)                                   471,093       2,543,603
                                                    ------------    ------------
Net increase (decrease)                                 (961,613)      2,891,081
Net assets, beginning                                 10,458,681       7,567,600
                                                    ------------    ------------
Net assets, ending                                  $  9,497,068   $  10,458,681
                                                    ============    ============
Units sold                                             2,080,982       3,417,843
Units redeemed                                        (1,719,124)     (1,410,080)
                                                    ------------    ------------
Net increase (decrease)                                  361,858       2,007,763
Units outstanding, beginning                           8,056,946       6,049,183
                                                    ------------    ------------
Units outstanding, ending                              8,418,804       8,056,946
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                          $   19,803,563
Cost of units redeemed                                                (9,761,748)
Net investment income (loss)                                           1,157,257
Net realized gain (loss)                                                (229,377)
Realized gain distributions                                              386,279
Net change in unrealized appreciation (depreciation)                  (1,858,906)
                                                                  --------------
                                                                  $    9,497,068
                                                                  ==============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                            BAND 125
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     1.13           8,419       $    9,497             1.25%             -13.1%
12/31/07               1.30           8,057           10,459             1.25%               3.8%
12/31/06               1.25           6,050            7,568             1.25%               3.4%
12/31/05               1.21           4,659            5,637             1.25%               2.5%
12/31/04               1.18           3,699            4,365             1.25%              12.4%

                                            BAND 100
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     1.14             -         $     -                1.00%             -12.9%
12/31/07               1.31             -               -                1.00%               4.0%
12/31/06               1.26             -               -                1.00%               3.8%
12/31/05               1.22             -               -                1.00%               2.6%
12/31/04               1.18             -               -                1.00%               9.2%

                                             BAND 75
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     1.16             -         $     -                0.75%             -12.7%
12/31/07               1.33             -               -                0.75%               4.3%
12/31/06               1.27             -               -                0.75%               4.0%
12/31/05               1.22             -               -                0.75%               2.9%
12/31/04               1.19             -               -                0.75%               9.5%

                                             BAND 50
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     1.17             -         $     -                0.50%             -12.4%
12/31/07               1.34             -               -                0.50%               4.5%
12/31/06               1.28             -               -                0.50%               4.3%
12/31/05               1.23             -               -                0.50%               3.1%
12/31/04               1.19             -               -                0.50%               9.8%

                                             BAND 25
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     1.19             -         $     -                0.25%             -12.2%
12/31/07               1.35             -               -                0.25%               4.8%
12/31/06               1.29             -               -                0.25%               4.6%
12/31/05               1.24             -               -                0.25%               3.4%
12/31/04               1.20             -               -                0.25%              10.1%

                                              BAND 0
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     1.22             -         $     -                0.00%             -12.0%
12/31/07               1.39             -               -                0.00%               5.1%
12/31/06               1.32             -               -                0.00%               4.8%
12/31/05               1.26             -               -                0.00%               3.7%
12/31/04               1.22             -               -                0.00%              10.5%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008      2007      2006      2005      2004
5.0%      4.7%      4.8%      3.6%      3.7%

                             AUL American Unit Trust
                                     Calvert
                            Social Investment Equity

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $      373,000    $      568,065            16,281
Receivables: investments sold                    -      ==============    ==============
Payables: investments purchased                  -
                                      --------------
Net assets                            $      373,000
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band 125                              $      373,000           439,777    $         0.85
Band 100                                         -                   -              0.86
Band 75                                          -                   -              0.87
Band 50                                          -                   -              0.88
Band 25                                          -                   -              0.89
Band 0                                           -                   -              0.92
                                      --------------    --------------
Total                                 $      373,000           439,777
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $           -
   Mortality & expense charges                                            (5,954)
                                                                  --------------
   Net investment income (loss)                                           (5,954)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                1,554
   Realized gain distributions                                            28,577
   Net change in unrealized appreciation (depreciation)                 (228,797)
                                                                  --------------
   Net gain (loss)                                                      (198,666)
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (204,620)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2008      12/31/2007
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $     (5,954)   $     (6,702)
   Net realized gain (loss)                                1,554          49,299
   Realized gain distributions                            28,577          33,334
   Net change in unrealized appreciation
   (depreciation)                                       (228,797)        (31,708)
                                                    ------------    ------------
Increase (decrease) in net assets from operations       (204,620)         44,223
                                                    ------------    ------------

Contract owner transactions:
   Proceeds from units sold                              127,030         133,113
   Cost of units redeemed                                (70,766)       (150,826)
                                                    ------------    ------------
   Increase (decrease)                                    56,264         (17,713)
                                                    ------------    ------------
Net increase (decrease)                                 (148,356)         26,510
Net assets, beginning                                    521,356         494,846
                                                    ------------    ------------
Net assets, ending                                  $    373,000    $    521,356
                                                    ============    ============
Units sold                                               111,742         122,996
Units redeemed                                           (63,325)       (134,942)
                                                    ------------    ------------
Net increase (decrease)                                   48,417         (11,946)
Units outstanding, beginning                             391,360         403,306
                                                    ------------    ------------
Units outstanding, ending                                439,777         391,360
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                          $    1,585,902
Cost of units redeemed                                                (1,177,892)
Net investment income (loss)                                             (32,409)
Net realized gain (loss)                                                 103,312
Realized gain distributions                                               89,152
Net change in unrealized appreciation (depreciation)                    (195,065)
                                                                  --------------
                                                                  $      373,000
                                                                  ==============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                            BAND 125
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     0.85             440       $     373              1.25%             -36.3%
12/31/07               1.33             391             521              1.25%               8.6%
12/31/06               1.23             403             495              1.25%               8.6%
12/31/05               1.13             359             406              1.25%               2.7%
12/31/04               1.10             403             443              1.25%               5.8%

                                            BAND 100
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     0.86             -         $     -                1.00%             -36.2%
12/31/07               1.35             -               -                1.00%               8.8%
12/31/06               1.24             -               -                1.00%               9.1%
12/31/05               1.13             -               -                1.00%               2.9%
12/31/04               1.10             -               -                1.00%               5.8%

                                             BAND 75
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     0.87             -         $     -                0.75%             -36.0%
12/31/07               1.36             -               -                0.75%               9.1%
12/31/06               1.25             -               -                0.75%               9.3%
12/31/05               1.14             -               -                0.75%               3.2%
12/31/04               1.11             -               -                0.75%               6.1%

                                             BAND 50
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     0.88             -         $     -                0.50%             -35.9%
12/31/07               1.38             -               -                0.50%               9.4%
12/31/06               1.26             -               -                0.50%               9.6%
12/31/05               1.15             -               -                0.50%               3.5%
12/31/04               1.11             -               -                0.50%               6.3%

                                             BAND 25
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     0.89             -         $     -                0.25%             -35.7%
12/31/07               1.39             -               -                0.25%               9.7%
12/31/06               1.27             -               -                0.25%               9.9%
12/31/05               1.15             -               -                0.25%               3.7%
12/31/04               1.11             -               -                0.25%               6.6%

                                             BAND 0
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     0.92             -         $     -                0.00%             -35.5%
12/31/07               1.43             -               -                0.00%               9.9%
12/31/06               1.30             -               -                0.00%              10.2%
12/31/05               1.18             -               -                0.00%               4.0%
12/31/04               1.13             -               -                0.00%               6.8%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008      2007      2006      2005      2004
0.0%      0.0%      0.0%      0.0%      0.0%

                             AUL American Unit Trust
                                     Calvert
                              New Vision Small Cap

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $      119,525    $      183,564            11,006
Receivables: investments sold                    -      ==============    ==============
Payables: investments purchased                  -
                                      --------------
Net assets                            $      119,525
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band 125                              $      119,525           192,068    $         0.62
Band 100                                        -                  -                0.63
Band 75                                         -                  -                0.64
Band 50                                         -                  -                0.65
Band 25                                         -                  -                0.66
Band 0                                          -                  -                0.68
                                      --------------    --------------
Total                                 $      119,525           192,068
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                            (1,835)
                                                                  --------------
   Net investment income (loss)                                           (1,835)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                               (2,912)
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                  (55,734)
                                                                  --------------
   Net gain (loss)                                                       (58,646)
                                                                  --------------
Increase (decrease) in net assets from operations                 $      (60,481)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2008      12/31/2007
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $     (1,835)   $     (2,224)
   Net realized gain (loss)                               (2,912)         (6,531)
   Realized gain distributions                                -              -
   Net change in unrealized appreciation
   (depreciation)                                        (55,734)          5,625
                                                    ------------    ------------
Increase (decrease) in net assets from operations        (60,481)         (3,130)
                                                    ------------    ------------

Contract owner transactions:
   Proceeds from units sold                               21,314          74,764
   Cost of units redeemed                                 (8,268)        (62,720)
                                                    ------------    ------------
   Increase (decrease)                                    13,046          12,044
                                                    ------------    ------------
Net increase (decrease)                                  (47,435)          8,914
Net assets, beginning                                    166,960         158,046
                                                    ------------    ------------
Net assets, ending                                  $    119,525    $    166,960
                                                    ============    ============
Units sold                                                27,429          79,871
Units redeemed                                           (10,489)        (67,765)
                                                    ------------    ------------
Net increase (decrease)                                   16,940          12,106
Units outstanding, beginning                             175,128         163,022
                                                    ------------    ------------
Units outstanding, ending                                192,068         175,128
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                          $      306,461
Cost of units redeemed                                                  (124,951)
Net investment income (loss)                                              (8,233)
Net realized gain (loss)                                                  (5,102)
Realized gain distributions                                               15,389
Net change in unrealized appreciation (depreciation)                     (64,039)
                                                                  --------------
                                                                  $      119,525
                                                                  ==============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                            BAND 125
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     0.62             192       $     120              1.25%             -34.7%
12/31/07               0.95             175             167              1.25%              -1.7%
12/31/06               0.97             163             158              1.25%              -1.1%
12/31/05               0.98             124             122              1.25%             -10.1%
12/31/04               1.09              98             107              1.25%               7.9%

                                            BAND 100
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     0.63             -         $     -                1.00%             -34.6%
12/31/07               0.96             -               -                1.00%              -1.4%
12/31/06               0.98             -               -                1.00%              -1.0%
12/31/05               0.99             -               -                1.00%              -9.8%
12/31/04               1.09             -               -                1.00%               7.9%

                                             BAND 75
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     0.64             -         $     -                0.75%             -34.4%
12/31/07               0.97             -               -                0.75%              -1.2%
12/31/06               0.99             -               -                0.75%              -0.7%
12/31/05               0.99             -               -                0.75%              -9.5%
12/31/04               1.10             -               -                0.75%               8.2%

                                             BAND 50
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     0.65             -         $     -                0.50%             -34.2%
12/31/07               0.98             -               -                0.50%              -0.9%
12/31/06               0.99             -               -                0.50%              -0.5%
12/31/05               1.00             -               -                0.50%              -9.3%
12/31/04               1.10             -               -                0.50%               8.5%

                                             BAND 25
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     0.66             -         $     -                0.25%             -34.1%
12/31/07               0.99             -               -                0.25%              -0.7%
12/31/06               1.00             -               -                0.25%              -0.2%
12/31/05               1.00             -               -                0.25%              -9.1%
12/31/04               1.10             -               -                0.25%               8.8%

                                             BAND 0
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     0.68             -         $     -                0.00%             -33.9%
12/31/07               1.02             -               -                0.00%              -0.4%
12/31/06               1.03             -               -                0.00%               0.0%
12/31/05               1.03             -               -                0.00%              -8.8%
12/31/04               1.13             -               -                0.00%               8.2%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008      2007      2006      2005      2004
0.0%      0.0%      0.0%      0.0%      0.0%

                             AUL American Unit Trust
                                  T. Rowe Price
                                  Equity Income

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $   67,499,004  $  105,769,470       4,707,029
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased             (204)
                                  --------------
Net assets                        $   67,498,800
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $   67,498,800      31,607,191  $         2.14
Band 100                                     -               -              2.16
Band 75                                      -               -              2.19
Band 50                                      -               -              2.22
Band 25                                      -               -              2.25
Band 0                                       -               -              2.54
                                  --------------  --------------
Total                             $   67,498,800      31,607,191
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $    2,125,766
  Mortality & expense charges                                         (1,123,792)
                                                                  --------------
  Net investment income (loss)                                         1,001,974
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                            (1,429,467)
  Realized gain distributions                                          2,833,231
  Net change in unrealized appreciation (depreciation)               (41,738,139)
                                                                  --------------
  Net gain (loss)                                                    (40,334,375)
                                                                  --------------
Increase (decrease) in net assets from operations                 $  (39,332,401)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended         Year ended
                                                               12/31/2008         12/31/2007
                                                             ------------      -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               $  1,001,974      $     525,273
  Net realized gain (loss)                                     (1,429,467)         1,679,384
  Realized gain distributions                                   2,833,231          6,679,512
  Net change in unrealized appreciation
  (depreciation)                                              (41,738,139)        (6,435,836)
                                                             ------------      -------------
Increase (decrease) in net assets from operations             (39,332,401)         2,448,333
                                                             ------------      -------------
Contract owner transactions:
  Proceeds from units sold                                     17,795,229         23,556,389
  Cost of units redeemed                                      (21,415,401)       (29,303,639)
                                                             ------------      -------------
  Increase (decrease)                                          (3,620,172)        (5,747,250)
                                                             ------------      -------------
Net increase (decrease)                                       (42,952,573)        (3,298,917)
Net assets, beginning                                         110,451,373        113,750,290
                                                             ------------      -------------
Net assets, ending                                           $ 67,498,800      $ 110,451,373
                                                             ============      =============
Units sold                                                      6,718,411          6,858,263
Units redeemed                                                 (7,744,208)        (8,496,381)
                                                             ------------      -------------
Net increase (decrease)                                        (1,025,797)        (1,638,118)
Units outstanding, beginning                                   32,632,988         34,271,106
                                                             ------------      -------------
Units outstanding, ending                                      31,607,191         32,632,988
                                                             ============      =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $   235,440,738
Cost of units redeemed                                              (175,108,686)
Net investment income (loss)                                          11,191,473
Net realized gain (loss)                                              15,720,328
Realized gain distributions                                           18,525,617
Net change in unrealized appreciation (depreciation)                 (38,270,670)
                                                                 ---------------
                                                                 $    67,498,800
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     2.14        31,607     $ 67,499           1.25%          -36.9%
12/31/07         3.38        32,633      110,451           1.25%            2.0%
12/31/06         3.32        34,271      113,750           1.25%           17.7%
12/31/05         2.82        32,130       90,607           1.25%            2.5%
12/31/04         2.75        30,938       85,079           1.25%           13.2%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     2.16           -     $      -             1.00%          -36.7%
12/31/07         3.42           -            -             1.00%            2.2%
12/31/06         3.35           -            -             1.00%           17.8%
12/31/05         2.84           -            -             1.00%            2.8%
12/31/04         2.76           -            -             1.00%           14.2%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     2.19           -     $      -             0.75%          -36.6%
12/31/07         3.46           -            -             0.75%            2.5%
12/31/06         3.37           -            -             0.75%           18.1%
12/31/05         2.86           -            -             0.75%            3.1%
12/31/04         2.77           -            -             0.75%           14.5%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     2.22           -     $      -             0.50%          -36.4%
12/31/07         3.49           -            -             0.50%            2.6%
12/31/06         3.40           -            -             0.50%           18.4%
12/31/05         2.87           -            -             0.50%            3.3%
12/31/04         2.78           -            -             0.50%           14.8%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     2.25           -     $      -             0.25%          -36.3%
12/31/07         3.53           -            -             0.25%            3.0%
12/31/06         3.43           -            -             0.25%           18.7%
12/31/05         2.89           -            -             0.25%            3.6%
12/31/04         2.79           -            -             0.25%           15.1%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     2.54           -     $      -             0.00%          -36.1%
12/31/07         3.97           -            -             0.00%            3.3%
12/31/06         3.84           -            -             0.00%           19.0%
12/31/05         3.23           -            -             0.00%            3.8%
12/31/04         3.11           -            -             0.00%           15.4%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008          2007          2006        2005           2004
2.4%          1.8%          1.6%        1.6%           1.6%

                             AUL American Unit Trust
                                  T. Rowe Price
                                 European Stock

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      141,522  $      238,287          13,079
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $      141,522
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      141,522         134,583  $         1.05
Band 100                                     -               -              1.07
Band 75                                      -               -              1.08
Band 50                                      -               -              1.09
Band 25                                      -               -              1.11
Band 0                                       -               -              1.16
                                  --------------  --------------
Total                             $      141,522         134,583
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $        4,897
  Mortality & expense charges                                             (2,393)
                                                                  --------------
  Net investment income (loss)                                             2,504
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                (7,463)
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                   (99,778)
                                                                  --------------
  Net gain (loss)                                                       (107,241)
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (104,737)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended         Year ended
                                                               12/31/2008         12/31/2007
                                                             ------------      -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               $      2,504      $         528
  Net realized gain (loss)                                         (7,463)             1,551
  Realized gain distributions                                         -               30,127
  Net change in unrealized appreciation
  (depreciation)                                                  (99,778)            (6,195)
                                                             ------------      -------------
Increase (decrease) in net assets from operations                (104,737)            26,011
                                                             ------------      -------------
Contract owner transactions:
  Proceeds from units sold                                         78,816             48,887
  Cost of units redeemed                                          (55,241)           (23,481)
                                                             ------------      -------------
  Increase (decrease)                                              23,575             25,406
                                                             ------------      -------------
Net increase (decrease)                                           (81,162)            51,417
Net assets, beginning                                             222,684            171,267
                                                             ------------      -------------
Net assets, ending                                           $    141,522      $     222,684
                                                             ============      =============
Units sold                                                         52,784             27,803
Units redeemed                                                    (36,672)           (13,327)
                                                             ------------      -------------
Net increase (decrease)                                            16,112             14,476
Units outstanding, beginning                                      118,471            103,995
                                                             ------------      -------------
Units outstanding, ending                                         134,583            118,471
                                                             ============      =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $       332,969
Cost of units redeemed                                                  (181,059)
Net investment income (loss)                                               4,466
Net realized gain (loss)                                                   8,958
Realized gain distributions                                               72,953
Net change in unrealized appreciation (depreciation)                     (96,765)
                                                                 ---------------
                                                                 $       141,522
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.05           135   $      142           1.25%          -44.1%
12/31/07         1.88           118          223           1.25%           13.9%
12/31/06         1.65           104          171           1.25%           29.9%
12/31/05         1.27           111          141           1.25%            7.6%
12/31/04         1.18            78           92           1.25%           14.6%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.07           -     $      -             1.00%          -43.9%
12/31/07         1.90           -            -             1.00%           14.2%
12/31/06         1.66           -            -             1.00%           30.3%
12/31/05         1.28           -            -             1.00%            7.3%
12/31/04         1.19           -            -             1.00%           16.8%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.08           -     $      -             0.75%          -43.8%
12/31/07         1.92           -            -             0.75%           14.5%
12/31/06         1.68           -            -             0.75%           30.6%
12/31/05         1.28           -            -             0.75%            7.6%
12/31/04         1.19           -            -             0.75%           17.1%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.09           -     $      -             0.50%          -43.6%
12/31/07         1.94           -            -             0.50%           14.8%
12/31/06         1.69           -            -             0.50%           30.9%
12/31/05         1.29           -            -             0.50%            7.9%
12/31/04         1.20           -            -             0.50%           17.4%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.11           -     $      -             0.25%          -43.5%
12/31/07         1.96           -            -             0.25%           15.1%
12/31/06         1.70           -            -             0.25%           31.2%
12/31/05         1.30           -            -             0.25%            8.1%
12/31/04         1.20           -            -             0.25%           17.7%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.16           -     $      -             0.00%          -43.4%
12/31/07         2.05           -            -             0.00%           15.4%
12/31/06         1.77           -            -             0.00%           31.6%
12/31/05         1.35           -            -             0.00%            8.4%
12/31/04         1.24           -            -             0.00%           18.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008          2007          2006        2005           2004
2.7%          1.6%          1.3%        1.8%           1.8%

                             AUL American Unit Trust
                                  T. Rowe Price
                          International Growth & Income

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    1,409,012  $    2,547,468         150,214
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $    1,409,012
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $    1,382,654         966,118     $      1.43
Band 100                                  26,358          18,177            1.45
Band 75                                      -               -              1.47
Band 50                                      -               -              1.49
Band 25                                      -               -              1.51
Band 0                                       -               -              1.56
                                  --------------  --------------
Total                             $    1,409,012         984,295
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $       44,841
  Mortality & expense charges                                            (23,498)
                                                                  --------------
  Net investment income (loss)                                            21,343
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                              (175,732)
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                  (945,780)
                                                                  --------------
  Net gain (loss)                                                     (1,121,512)
                                                                  --------------
Increase (decrease) in net assets from operations                 $   (1,100,169)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended         Year ended
                                                               12/31/2008         12/31/2007
                                                             ------------      -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               $     21,343      $    (182,325)
  Net realized gain (loss)                                       (175,732)         2,306,875
  Realized gain distributions                                         -              108,918
  Net change in unrealized appreciation
  (depreciation)                                                 (945,780)        (1,473,021)
                                                             ------------      -------------
Increase (decrease) in net assets from operations              (1,100,169)           760,447
                                                             ------------      -------------
Contract owner transactions:
  Proceeds from units sold                                        569,170          8,274,546
  Cost of units redeemed                                         (327,223)       (18,770,769)
                                                             ------------      -------------
  Increase (decrease)                                             241,947        (10,496,223)
                                                             ------------      -------------
Net increase (decrease)                                          (858,222)        (9,735,776)
Net assets, beginning                                           2,267,234         12,003,010
                                                             ------------      -------------
Net assets, ending                                           $  1,409,012      $   2,267,234
                                                             ============      =============
Units sold                                                        339,945          3,251,471
Units redeemed                                                   (213,566)        (7,248,333)
                                                             ------------      -------------
Net increase (decrease)                                           126,379         (3,996,862)
Units outstanding, beginning                                      857,916          4,854,778
                                                             ------------      -------------
Units outstanding, ending                                         984,295            857,916
                                                             ============      =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $    21,271,367
Cost of units redeemed                                               (21,389,779)
Net investment income (loss)                                            (102,813)
Net realized gain (loss)                                               2,333,110
Realized gain distributions                                              435,583
Net change in unrealized appreciation (depreciation)                  (1,138,456)
                                                                 ---------------
                                                                 $     1,409,012
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.43           966   $    1,383           1.25%          -45.8%
12/31/07         2.64           853        2,253           1.25%            6.9%
12/31/06         2.47         4,855       12,003           1.25%           27.4%
12/31/05         1.94           704        1,365           1.25%           14.1%
12/31/04         1.70           109          186           1.25%           21.4%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.45            18   $       26           1.00%          -45.7%
12/31/07         2.67             5           14           1.00%            7.2%
12/31/06         2.49           -            -             1.00%           28.0%
12/31/05         1.95           -            -             1.00%           14.0%
12/31/04         1.71           -            -             1.00%           22.6%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.47           -     $      -             0.75%          -45.6%
12/31/07         2.70           -            -             0.75%            7.4%
12/31/06         2.51           -            -             0.75%           28.3%
12/31/05         1.96           -            -             0.75%           14.2%
12/31/04         1.71           -            -             0.75%           22.9%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.49           -     $      -             0.50%          -45.4%
12/31/07         2.73           -            -             0.50%            7.7%
12/31/06         2.53           -            -             0.50%           28.7%
12/31/05         1.97           -            -             0.50%           14.5%
12/31/04         1.72           -            -             0.50%           23.2%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.51           -     $      -             0.25%          -45.3%
12/31/07         2.76           -            -             0.25%            8.0%
12/31/06         2.55           -            -             0.25%           29.0%
12/31/05         1.98           -            -             0.25%           14.8%
12/31/04         1.72           -            -             0.25%           23.6%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.56           -     $      -             0.00%          -45.2%
12/31/07         2.84           -            -             0.00%            8.2%
12/31/06         2.62           -            -             0.00%           29.3%
12/31/05         2.03           -            -             0.00%           15.1%
12/31/04         1.76           -            -             0.00%           23.9%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008          2007          2006        2005           2004
2.4%          0.0%          2.1%        2.9%           0.9%

                             AUL American Unit Trust
                                  T. Rowe Price
                              Mid-Cap Value R Class

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      772,382  $    1,267,320          54,755
Receivables: investments sold                211  ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $      772,593
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      772,593         583,603  $         1.32
Band 100                                     -               -              1.34
Band 75                                      -               -              1.36
Band 50                                      -               -              1.38
Band 25                                      -               -              1.40
Band 0                                       -               -              1.43
                                  --------------  --------------
Total                             $      772,593         583,603
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $        4,722
  Mortality & expense charges                                            (12,480)
                                                                  --------------
  Net investment income (loss)                                            (7,758)
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                               (35,986)
  Realized gain distributions                                             12,069
  Net change in unrealized appreciation (depreciation)                  (390,216)
                                                                  --------------
  Net gain (loss)                                                       (414,133)
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (421,891)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended         Year ended
                                                               12/31/2008         12/31/2007
                                                             ------------      -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               $     (7,758)     $      (2,797)
  Net realized gain (loss)                                        (35,986)            98,385
  Realized gain distributions                                      12,069            112,516
  Net change in unrealized appreciation
  (depreciation)                                                 (390,216)          (230,656)
                                                             ------------      -------------
Increase (decrease) in net assets from operations                (421,891)           (22,552)
                                                             ------------      -------------
Contract owner transactions:
  Proceeds from units sold                                        225,072            324,490
  Cost of units redeemed                                         (165,709)          (861,630)
                                                             ------------      -------------
  Increase (decrease)                                              59,363           (537,140)
                                                             ------------      -------------
Net increase (decrease)                                          (362,528)          (559,692)
Net assets, beginning                                           1,135,121          1,694,813
                                                             ------------      -------------
Net assets, ending                                           $    772,593      $   1,135,121
                                                             ============      =============
Units sold                                                        129,531            150,339
Units redeemed                                                    (97,521)          (412,981)
                                                             ------------      -------------
Net increase (decrease)                                            32,010           (262,642)
Units outstanding, beginning                                      551,593            814,235
                                                             ------------      -------------
Units outstanding, ending                                         583,603            551,593
                                                             ============      =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $     2,653,621
Cost of units redeemed                                                (1,812,208)
Net investment income (loss)                                             (29,153)
Net realized gain (loss)                                                  80,722
Realized gain distributions                                              374,338
Net change in unrealized appreciation (depreciation)                    (494,727)
                                                                 ---------------
                                                                 $       772,593
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.32           584   $      773           1.25%          -35.7%
12/31/07         2.06           552        1,135           1.25%           -1.1%
12/31/06         2.08           814        1,695           1.25%           18.3%
12/31/05         1.76           687        1,209           1.25%            6.0%
12/31/04         1.66           492          816           1.25%           18.6%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.34           -     $      -             1.00%          -35.5%
12/31/07         2.08           -            -             1.00%           -0.9%
12/31/06         2.10           -            -             1.00%           18.5%
12/31/05         1.77           -            -             1.00%            6.3%
12/31/04         1.67           -            -             1.00%           18.4%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.36           -     $      -             0.75%          -35.3%
12/31/07         2.10           -            -             0.75%           -0.6%
12/31/06         2.12           -            -             0.75%           18.8%
12/31/05         1.78           -            -             0.75%            6.5%
12/31/04         1.67           -            -             0.75%           18.7%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.38           -     $      -             0.50%          -35.2%
12/31/07         2.12           -            -             0.50%           -0.4%
12/31/06         2.13           -            -             0.50%           19.1%
12/31/05         1.79           -            -             0.50%            6.8%
12/31/04         1.68           -            -             0.50%           19.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.40           -     $      -             0.25%          -35.0%
12/31/07         2.15           -            -             0.25%           -0.1%
12/31/06         2.15           -            -             0.25%           19.4%
12/31/05         1.80           -            -             0.25%            7.1%
12/31/04         1.68           -            -             0.25%           19.3%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.43           -     $      -             0.00%          -34.9%
12/31/07         2.20           -            -             0.00%            0.1%
12/31/06         2.20           -            -             0.00%           19.7%
12/31/05         1.84           -            -             0.00%            7.3%
12/31/04         1.71           -            -             0.00%           19.6%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008          2007          2006        2005           2004
0.5%          1.3%          0.6%        0.3%           1.0%

                             AUL American Unit Trust
                                  T. Rowe Price
                              Equity Income R Class

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    3,783,878  $    6,102,018         222,319
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $    3,783,878
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $    3,133,407       2,831,166  $         1.11
Band 100                                     -               -              1.12
Band 75                                      -               -              1.14
Band 50                                  432,094         375,331            1.15
Band 25                                      -               -              1.17
Band 0                                   218,377         183,707            1.19
                                  --------------  --------------
Total                             $    3,783,878       3,390,204
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $      111,283
  Mortality & expense charges                                            (53,818)
                                                                  --------------
  Net investment income (loss)                                            57,465
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                              (347,291)
  Realized gain distributions                                            158,182
  Net change in unrealized appreciation (depreciation)                (2,183,427)
                                                                  --------------
  Net gain (loss)                                                     (2,372,536)
                                                                  --------------
Increase (decrease) in net assets from operations                 $   (2,315,071)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended         Year ended
                                                               12/31/2008         12/31/2007
                                                             ------------      -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               $     57,465      $      23,490
  Net realized gain (loss)                                       (347,291)           127,566
  Realized gain distributions                                     158,182            377,568
  Net change in unrealized appreciation
  (depreciation)                                               (2,183,427)          (474,904)
                                                             ------------      -------------
Increase (decrease) in net assets from operations              (2,315,071)            53,720
                                                             ------------      -------------
Contract owner transactions:
  Proceeds from units sold                                      1,885,484          3,709,098
  Cost of units redeemed                                       (2,084,681)        (2,183,045)
                                                             ------------      -------------
  Increase (decrease)                                            (199,197)         1,526,053
                                                             ------------      -------------
Net increase (decrease)                                        (2,514,268)         1,579,773
Net assets, beginning                                           6,298,146          4,718,373
                                                             ------------      -------------
Net assets, ending                                           $  3,783,878      $   6,298,146
                                                             ============      =============
Units sold                                                      1,344,430          2,034,144
Units redeemed                                                 (1,510,444)        (1,199,348)
                                                             ------------      -------------
Net increase (decrease)                                          (166,014)           834,796
Units outstanding, beginning                                    3,556,218          2,721,422
                                                             ------------      -------------
Units outstanding, ending                                       3,390,204          3,556,218
                                                             ============      =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $    10,825,924
Cost of units redeemed                                                (5,346,768)
Net investment income (loss)                                              97,131
Net realized gain (loss)                                                (184,675)
Realized gain distributions                                              710,406
Net change in unrealized appreciation (depreciation)                  (2,318,140)
                                                                 ---------------
                                                                 $     3,783,878
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.11         2,831   $    3,133           1.25%          -36.8%
12/31/07         1.75         2,778        4,868           1.25%            1.5%
12/31/06         1.73         2,311        3,990           1.25%           17.4%
12/31/05         1.47           909        1,336           1.25%            2.1%
12/31/04         1.44            89          128           1.25%           13.4%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.12           -     $      -             1.00%          -36.7%
12/31/07         1.77           -            -             1.00%            1.8%
12/31/06         1.74           -            -             1.00%           17.4%
12/31/05         1.48           -            -             1.00%            2.6%
12/31/04         1.44           -            -             1.00%           13.9%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.14           -     $      -             0.75%          -36.5%
12/31/07         1.79           -            -             0.75%            2.0%
12/31/06         1.75           -            -             0.75%           17.7%
12/31/05         1.49           -            -             0.75%            2.9%
12/31/04         1.45           -            -             0.75%           14.1%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.15           375   $      432           0.50%          -36.4%
12/31/07         1.81           357          647           0.50%            2.3%
12/31/06         1.77           335          592           0.50%           18.0%
12/31/05         1.50           -            -             0.50%            3.2%
12/31/04         1.45           -            -             0.50%           14.4%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.17           -     $      -             0.25%          -36.2%
12/31/07         1.83           -            -             0.25%            2.5%
12/31/06         1.78           -            -             0.25%           18.3%
12/31/05         1.51           -            -             0.25%            3.4%
12/31/04         1.46           -            -             0.25%           14.7%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.19            18   $      218           0.00%          -36.1%
12/31/07         1.86           428          796           0.00%            2.8%
12/31/06         1.81            75          136           0.00%           18.6%
12/31/05         1.53           -            -             0.00%            3.7%
12/31/04         1.47           -            -             0.00%           15.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008          2007          2006        2005           2004
2.2%          1.5%          1.5%        1.9%           2.0%

                             AUL American Unit Trust
                                  T. Rowe Price
                            Growth Stock Fund R Class

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    3,205,481  $    5,357,025         168,260
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $    3,205,481
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $    3,099,134      3,159 ,609  $         0.98
Band 100                                  12,015          12,089            0.99
Band 75                                      -                              1.01
Band 50                                      -                              1.02
Band 25                                      -                              1.03
Band 0                                    94,332          88,934            1.06
                                  --------------  --------------
Total                             $    3,205,481       3,260,632
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $        1,659
  Mortality & expense charges                                            (54,703)
                                                                  --------------
  Net investment income (loss)                                           (53,044)
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                              (150,957)
  Realized gain distributions                                             11,612
  Net change in unrealized appreciation (depreciation)                (2,205,021)
                                                                  --------------
  Net gain (loss)                                                     (2,344,366)
                                                                  --------------
Increase (decrease) in net assets from operations                 $   (2,397,410)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended         Year ended
                                                               12/31/2008         12/31/2007
                                                             ------------      -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               $    (53,044)     $    (434,574)
  Net realized gain (loss)                                       (150,957)         5,405,150
  Realized gain distributions                                      11,612            154,652
  Net change in unrealized appreciation
  (depreciation)                                               (2,205,021)        (2,342,464)
                                                             ------------      -------------
Increase (decrease) in net assets from operations              (2,397,410)         2,782,764
                                                             ------------      -------------
Contract owner transactions:
  Proceeds from units sold                                      1,257,550         10,049,707
  Cost of units redeemed                                         (967,000)       (39,328,793)
                                                             ------------      -------------
  Increase (decrease)                                             290,550        (29,279,086)
                                                             ------------      -------------
Net increase (decrease)                                        (2,106,860)       (26,496,322)
Net assets, beginning                                           5,312,341         31,808,663
                                                             ------------      -------------
Net assets, ending                                           $  3,205,481      $   5,312,341
                                                             ============      =============
Units sold                                                        978,616          6,057,624
Units redeemed                                                   (787,671)       (22,957,673)
                                                             ------------      -------------
Net increase (decrease)                                           190,945        (16,900,049)
Units outstanding, beginning                                    3,069,687         19,969,736
                                                             ------------      -------------
Units outstanding, ending                                       3,260,632          3,069,687
                                                             ============      =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $    46,499,960
Cost of units redeemed                                               (46,645,904)
Net investment income (loss)                                            (728,461)
Net realized gain (loss)                                               5,497,049
Realized gain distributions                                              734,381
Net change in unrealized appreciation (depreciation)                  (2,151,544)
                                                                 ---------------
                                                                 $     3,205,481
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.98         3,160   $    3,099           1.25%          -43.2%
12/31/07         1.73         2,990        5,165           1.25%            8.5%
12/31/06         1.59        19,907       31,703           1.25%           12.2%
12/31/05         1.42         3,402        4,831           1.25%            4.4%
12/31/04         1.36           541          736           1.25%            8.8%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.99            12   $       12           1.00%          -43.1%
12/31/07         1.75             4            6           1.00%            8.8%
12/31/06         1.61           -            -             1.00%           12.4%
12/31/05         1.43           -            -             1.00%            4.9%
12/31/04         1.36           -            -             1.00%            8.9%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.01           -     $      -             0.75%          -42.9%
12/31/07         1.76           -            -             0.75%            9.0%
12/31/06         1.62           -            -             0.75%           12.6%
12/31/05         1.44           -            -             0.75%            5.2%
12/31/04         1.37           -            -             0.75%            9.2%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.02           -     $      -             0.50%          -42.8%
12/31/07         1.78           -            -             0.50%            9.3%
12/31/06         1.63           -            -             0.50%           12.9%
12/31/05         1.45           -            -             0.50%            5.4%
12/31/04         1.37           -            -             0.50%            9.5%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.03           -     $      -             0.25%          -42.7%
12/31/07         1.80           -            -             0.25%            9.6%
12/31/06         1.65           -            -             0.25%           13.2%
12/31/05         1.45           -            -             0.25%            5.7%
12/31/04         1.37           -            -             0.25%            9.8%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.06             9   $       94           0.00%          -42.5%
12/31/07         1.84            76          141           0.00%            9.9%
12/31/06         1.68            63          106           0.00%           13.5%
12/31/05         1.48           -            -             0.00%            6.0%
12/31/04         1.40           -            -             0.00%           10.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008          2007          2006        2005           2004
0.0%          0.0%          0.2%        0.0%           0.7%

                             AUL American Unit Trust
                                  T. Rowe Price
                             Mid Cap Growth R Class

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $          -    $          -               -
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $          -
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $          -               -    $         1.27
Band 100                                     -               -              1.29
Band 75                                      -               -              1.30
Band 50                                      -               -              1.32
Band 25                                      -               -              1.34
Band 0                                       -               -              1.37
                                  --------------  --------------
Total                             $          -               -
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $          -
  Mortality & expense charges                                               (176)
                                                                  --------------
  Net investment income (loss)                                              (176)
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                12,945
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                   (49,701)
                                                                  --------------
  Net gain (loss)                                                        (36,756)
                                                                  --------------
Increase (decrease) in net assets from operations                 $      (36,932)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended         Year ended
                                                               12/31/2008         12/31/2007
                                                             ------------      -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               $       (176)     $     (32,688)
  Net realized gain (loss)                                         12,945            145,916
  Realized gain distributions                                         -              226,712
  Net change in unrealized appreciation
  (depreciation)                                                  (49,701)             9,457
                                                             ------------      -------------
Increase (decrease) in net assets from operations                 (36,932)           349,397
                                                             ------------      -------------
Contract owner transactions:
  Proceeds from units sold                                            -            1,066,024
  Cost of units redeemed                                       (2,533,983)          (974,468)
                                                             ------------      -------------
  Increase (decrease)                                          (2,533,983)            91,556
                                                             ------------      -------------
Net increase (decrease)                                        (2,570,915)           440,953
Net assets, beginning                                           2,570,915          2,129,962
                                                             ------------      -------------
Net assets, ending                                           $        -        $   2,570,915
                                                             ============      =============
Units sold                                                            -              514,648
Units redeemed                                                 (1,200,334)          (464,301)
                                                             ------------      -------------
Net increase (decrease)                                        (1,200,334)            50,347
Units outstanding, beginning                                    1,200,334          1,149,987
                                                             ------------      -------------
Units outstanding, ending                                             -            1,200,334
                                                             ============      =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $     3,388,195
Cost of units redeemed                                                (3,987,955)
Net investment income (loss)                                             (68,977)
Net realized gain (loss)                                                 214,330
Realized gain distributions                                              454,407
Net change in unrealized appreciation (depreciation)                         -
                                                                 ---------------
                                                                 $           -
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.27           -            -             1.25%          -40.7%
12/31/07         2.14         1,200   $    2,571           1.25%           15.6%
12/31/06         1.85         1,150        2,130           1.25%            5.2%
12/31/05         1.76           807        1,421           1.25%           12.8%
12/31/04         1.56           376          586           1.25%           16.4%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.29           -     $      -             1.00%          -40.6%
12/31/07         2.16           -            -             1.00%           15.9%
12/31/06         1.87           -            -             1.00%            5.2%
12/31/05         1.77           -            -             1.00%           13.1%
12/31/04         1.57           -            -             1.00%           16.1%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.30           -     $      -             0.75%          -40.4%
12/31/07         2.19           -            -             0.75%           16.2%
12/31/06         1.88           -            -             0.75%            5.5%
12/31/05         1.78           -            -             0.75%           13.4%
12/31/04         1.57           -            -             0.75%           16.4%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.32           -     $      -             0.50%          -40.3%
12/31/07         2.21           -            -             0.50%           16.5%
12/31/06         1.90           -            -             0.50%            5.7%
12/31/05         1.79           -            -             0.50%           13.7%
12/31/04         1.58           -            -             0.50%           16.7%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.34           -     $      -             0.25%          -40.1%
12/31/07         2.23           -            -             0.25%           16.8%
12/31/06         1.91           -            -             0.25%            6.0%
12/31/05         1.80           -            -             0.25%           14.0%
12/31/04         1.58           -            -             0.25%           17.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.37           -     $      -             0.00%          -40.0%
12/31/07         2.28           -            -             0.00%           17.1%
12/31/06         1.95           -            -             0.00%            6.3%
12/31/05         1.83           -            -             0.00%           14.2%
12/31/04         1.61           -            -             0.00%           17.3%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008          2007          2006        2005           2004
0.0%          0.0%          0.0%        0.0%           0.0%

                             AUL American Unit Trust
                                  T. Rowe Price
                                Blue Chip Growth

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      423,436  $      679,434          18,612
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $      423,436
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      376,141         455,034  $         0.83
Band 100                                     -               -              0.84
Band 75                                      -               -              0.85
Band 50                                      -               -              0.86
Band 25                                      -               -              0.87
Band 0                                    47,295          53,548            0.88
                                  --------------  --------------
Total                             $      423,436         508,582
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $          -
  Mortality & expense charges                                             (6,402)
                                                                  --------------
  Net investment income (loss)                                            (6,402)
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                   780
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                  (301,345)
                                                                  --------------
  Net gain (loss)                                                       (300,565)
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (306,967)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended         Year ended
                                                               12/31/2008         12/31/2007
                                                             ------------      -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               $     (6,402)     $      (8,855)
  Net realized gain (loss)                                            780             74,787
  Realized gain distributions                                         -                  -
  Net change in unrealized appreciation
  (depreciation)                                                 (301,345)             4,718
                                                             ------------      -------------
Increase (decrease) in net assets from operations                (306,967)            70,650
                                                             ------------      -------------
Contract owner transactions:
  Proceeds from units sold                                        195,817            593,448
  Cost of units redeemed                                         (163,747)          (459,033)
                                                             ------------      -------------
  Increase (decrease)                                              32,070            134,415
                                                             ------------      -------------
Net increase (decrease)                                          (274,897)           205,065
Net assets, beginning                                             698,333            493,268
                                                             ------------      -------------
Net assets, ending                                           $    423,436      $     698,333
                                                             ============      =============
Units sold                                                        164,712            419,724
Units redeemed                                                   (131,496)          (317,951)
                                                             ------------      -------------
Net increase (decrease)                                            33,216            101,773
Units outstanding, beginning                                      475,366            373,593
                                                             ------------      -------------
Units outstanding, ending                                         508,582            475,366
                                                             ============      =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $     1,303,855
Cost of units redeemed                                                  (684,685)
Net investment income (loss)                                             (18,319)
Net realized gain (loss)                                                  78,583
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                    (255,998)
                                                                 ---------------
                                                                 $       423,436
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.83           455   $      376           1.25%          -43.6%
12/31/07         1.46           450          659           1.25%           11.1%
12/31/06         1.32           356          469           1.25%            8.0%
12/31/05         1.22            32           39           1.25%            4.3%
12/31/04         1.17           -            -             1.25%            7.3%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.84           -     $      -             1.00%          -43.4%
12/31/07         1.48           -            -             1.00%           11.4%
12/31/06         1.33           -            -             1.00%            8.2%
12/31/05         1.23           -            -             1.00%            4.3%
12/31/04         1.18           -            -             1.00%            7.8%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.85           -     $      -             0.75%          -43.3%
12/31/07         1.50           -            -             0.75%           11.7%
12/31/06         1.34           -            -             0.75%            8.5%
12/31/05         1.24           -            -             0.75%            4.6%
12/31/04         1.18           -            -             0.75%            8.1%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.86           -     $      -             0.50%          -43.1%
12/31/07         1.51           -            -             0.50%           12.0%
12/31/06         1.35           -            -             0.50%            8.7%
12/31/05         1.24           -            -             0.50%            4.8%
12/31/04         1.18           -            -             0.50%            8.4%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.87           -     $      -             0.25%          -43.0%
12/31/07         1.53           -            -             0.25%           12.3%
12/31/06         1.36           -            -             0.25%            9.0%
12/31/05         1.25           -            -             0.25%            5.1%
12/31/04         1.19           -            -             0.25%            8.7%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.88             5   $       47           0.00%          -42.9%
12/31/07         1.55            25           39           0.00%           12.6%
12/31/06         1.37            18           24           0.00%            9.3%
12/31/05         1.26           -            -             0.00%            5.4%
12/31/04         1.19           -            -             0.00%            8.9%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008          2007          2006        2005           2004
0.0%          0.0%          0.0%        0.0%           0.0%

                             AUL American Unit Trust
                                  T. Rowe Price
                               International Stock

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      184,164  $      352,917          21,846
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $      184,164
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      184,164         191,202  $         0.96
Band 100                                     -               -              0.98
Band 75                                      -               -              0.99
Band 50                                      -               -              1.00
Band 25                                      -               -              1.01
Band 0                                       -               -              1.03
                                  --------------  --------------
Total                             $      184,164         191,202
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $        3,180
  Mortality & expense charges                                             (3,156)
                                                                  --------------
  Net investment income (loss)                                                24
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                (6,099)
  Realized gain distributions                                                848
  Net change in unrealized appreciation (depreciation)                  (155,655)
                                                                  --------------
  Net gain (loss)                                                       (160,906)
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (160,882)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended         Year ended
                                                               12/31/2008         12/31/2007
                                                             ------------      -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               $         24      $       1,180
  Net realized gain (loss)                                         (6,099)             6,059
  Realized gain distributions                                         848             34,421
  Net change in unrealized appreciation
  (depreciation)                                                 (155,655)           (23,207)
                                                             ------------      -------------
Increase (decrease) in net assets from operations                (160,882)            18,453
                                                             ------------      -------------
Contract owner transactions:
  Proceeds from units sold                                        114,891            221,040
  Cost of units redeemed                                          (75,212)           (54,043)
                                                             ------------      -------------
  Increase (decrease)                                              39,679            166,997
                                                             ------------      -------------
Net increase (decrease)                                          (121,203)           185,450
Net assets, beginning                                             305,367            119,917
                                                             ------------      -------------
Net assets, ending                                           $    184,164      $     305,367
                                                             ============      =============
Units sold                                                         74,829            121,171
Units redeemed                                                    (45,581)           (30,064)
                                                             ------------      -------------
Net increase (decrease)                                            29,248             91,107
Units outstanding, beginning                                      161,954             70,847
                                                             ------------      -------------
Units outstanding, ending                                         191,202            161,954
                                                             ============      =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $       462,795
Cost of units redeemed                                                  (149,871)
Net investment income (loss)                                                 651
Net realized gain (loss)                                                      18
Realized gain distributions                                               39,324
Net change in unrealized appreciation (depreciation)                    (168,753)
                                                                 ---------------
                                                                 $       184,164
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.96           191   $      184              1.25%       -48.9%
12/31/07         1.89           162          305              1.25%        11.4%
12/31/06         1.69            71          120              1.25%        17.5%
12/31/05         1.44           -            -                1.25%        14.3%
12/31/04         1.26           -            -                1.25%        11.5%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.98           -     $      -             1.00%          -48.8%
12/31/07         1.91           -            -             1.00%           11.7%
12/31/06         1.71           -            -             1.00%           17.4%
12/31/05         1.45           -            -             1.00%           14.3%
12/31/04         1.27           -            -             1.00%           12.6%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.99           -     $      -             0.75%          -48.7%
12/31/07         1.93           -            -             0.75%           12.0%
12/31/06         1.72           -            -             0.75%           17.7%
12/31/05         1.46           -            -             0.75%           14.6%
12/31/04         1.28           -            -             0.75%           12.9%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.00           -     $      -             0.50%          -48.5%
12/31/07         1.95           -            -             0.50%           12.2%
12/31/06         1.73           -            -             0.50%           18.0%
12/31/05         1.47           -            -             0.50%           14.9%
12/31/04         1.28           -            -             0.50%           13.2%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.01           -     $      -             0.25%          -48.4%
12/31/07         1.97           -            -             0.25%           12.5%
12/31/06         1.75           -            -             0.25%           18.3%
12/31/05         1.48           -            -             0.25%           15.1%
12/31/04         1.28           -            -             0.25%           13.4%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.03           -     $      -             0.00%          -48.3%
12/31/07         1.99           -            -             0.00%           12.8%
12/31/06         1.76           -            -             0.00%           18.6%
12/31/05         1.49           -            -             0.00%           15.4%
12/31/04         1.29           -            -             0.00%           13.8%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008          2007          2006        2005           2004
1.3%          1.8%          0.1%        0.0%           0.0%

                             AUL American Unit Trust
                                  T. Rowe Price
                          Growth Stock (Advisor Class)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $       23,698,126    $       41,366,951                1,239,441
Receivables: investments sold                      -      ==================     ====================
Payables: investments purchased                    -
                                    ------------------
Net assets                          $       23,698,126
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $       23,698,126            41,058,680     $               0.58
Band 100                                           -                     -                       0.58
Band 75                                            -                     -                       0.58
Band 50                                            -                     -                       0.58
Band 25                                            -                     -                       0.59
Band 0                                             -                     -                       0.59
                                    ------------------    ------------------
Total                               $       23,698,126            41,058,680
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                    $        60,767
  Mortality & expense charges                                               (430,451)
                                                                     ---------------
  Net investment income (loss)                                              (369,684)
                                                                     ---------------
Gain (loss) on investments:
  Net realized gain (loss)                                                (1,106,069)
  Realized gain distributions                                                 87,206
  Net change in unrealized appreciation (depreciation)                   (16,845,995)
                                                                     ---------------
  Net gain (loss)                                                        (17,864,858)
                                                                     ---------------
Increase (decrease) in net assets from operations                    $   (18,234,542)
                                                                     ===============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                       For the period
                                                                    Year ended           from 5/24/07
                                                                    12/31/2008          to 12/31/2007
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               $        (369,684)    $          103,004
  Net realized gain (loss)                                          (1,106,069)                (6,325)
  Realized gain distributions                                           87,206                953,960
  Net change in unrealized appreciation
  (depreciation)                                                   (16,845,995)              (822,829)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                  (18,234,542)               227,810
                                                             -----------------     ------------------
Contract owner transactions:
  Proceeds from units sold                                           6,128,015             42,445,612
  Cost of units redeemed                                            (6,283,629)              (585,140)
                                                             -----------------     ------------------
  Increase (decrease)                                                 (155,614)            41,860,472
                                                             -----------------     ------------------
Net increase (decrease)                                            (18,390,156)            42,088,282
Net assets, beginning                                               42,088,282                    -
                                                             -----------------     ------------------
Net assets, ending                                           $      23,698,126     $       42,088,282
                                                             =================     ==================
Units sold                                                           7,484,598             42,071,647
Units redeemed                                                      (7,917,223)              (580,342)
                                                             -----------------     ------------------
Net increase (decrease)                                               (432,625)            41,491,305
Units outstanding, beginning                                        41,491,305                    -
                                                             -----------------     ------------------
Units outstanding, ending                                           41,058,680             41,491,305
                                                             =================     ==================

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                                   $   48,573,628
Cost of units redeemed                                                         (6,868,769)
Net investment income (loss)                                                     (266,680)
Net realized gain (loss)                                                       (1,112,394)
Realized gain distributions                                                     1,041,166
Net change in unrealized appreciation (depreciation)                          (17,668,825)
                                                                           --------------
                                                                           $   23,698,126
                                                                           ==============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.58       41,059     $   23,698          1.25%         -43.1%
12/31/07          1.01       41,491         42,088          1.25%           1.4%
05/24/07          1.00          -              -            1.25%           0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.58         -        $     -             1.00%         -43.0%
12/31/07          1.02         -              -             1.00%          15.9%
05/24/07          1.00         -              -             1.00%           0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.58         -        $     -             0.75%         -42.8%
12/31/07          1.02         -              -             0.75%           1.7%
05/24/07          1.00         -              -             0.75%           0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $      0.58        -        $     -             0.50%         -42.7%
12/31/07           1.02        -              -             0.50%           1.9%
05/24/07           1.00        -              -             0.50%           0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.59         -        $     -             0.25%         -42.5%
12/31/07          1.02         -              -             0.25%           2.1%
05/24/07          1.00         -              -             0.25%           0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $   0.59           -        $     -             0.00%         -42.4%
12/31/07        1.02           -              -             0.00%           2.2%
05/24/07        1.00           -              -             0.00%           0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008        2007
0.2%        0.6%

                             AUL American Unit Trust
                                  T. Rowe Price
                  International Growth & Income (Advisor Class)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        8,337,428    $       15,670,545                  886,017
Receivables: investments sold                      -      ==================     ====================
Payables: investments purchased                    -
                                    ------------------
Net assets                          $        8,337,428
                                    ==================

                                                                       Units        Accumulation Unit
                                            Net Assets           Outstanding                    Value
                                    ------------------    ------------------     --------------------
Band 125                            $        8,337,428            15,573,207     $               0.54
Band 100                                           -                     -                       0.54
Band 75                                            -                     -                       0.54
Band 50                                            -                     -                       0.54
Band 25                                            -                     -                       0.54
Band 0                                             -                     -                       0.55
                                    ------------------    ------------------
Total                               $        8,337,428            15,573,207
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                    $       313,452
  Mortality & expense charges                                               (149,673)
                                                                     ---------------
  Net investment income (loss)                                               163,779
                                                                     ---------------
Gain (loss) on investments:
  Net realized gain (loss)                                                  (715,131)
  Realized gain distributions                                                    -
  Net change in unrealized appreciation (depreciation)                    (6,410,591)
                                                                     ---------------
  Net gain (loss)                                                         (7,125,722)
                                                                     ---------------
Increase (decrease) in net assets from operations                    $    (6,961,943)
                                                                     ===============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                       For the period
                                                                    Year ended           from 5/24/07
                                                                    12/31/2008          to 12/31/2007
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               $         163,779     $          253,574
  Net realized gain (loss)                                            (715,131)                (3,038)
  Realized gain distributions                                              -                  777,711
  Net change in unrealized appreciation
  (depreciation)                                                    (6,410,591)              (922,525)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                   (6,961,943)               105,722
                                                             -----------------     ------------------
Contract owner transactions:
  Proceeds from units sold                                           3,458,964             15,542,183
  Cost of units redeemed                                            (3,664,189)              (143,309)
                                                             -----------------     ------------------
  Increase (decrease)                                                 (205,225)            15,398,874
                                                             -----------------     ------------------
Net increase (decrease)                                             (7,167,168)            15,504,596
Net assets, beginning                                               15,504,596                    -
                                                             -----------------     ------------------
Net assets, ending                                           $       8,337,428     $       15,504,596
                                                             =================     ==================
Units sold                                                           5,090,228             15,872,967
Units redeemed                                                      (5,242,928)              (147,060)
                                                             -----------------     ------------------
Net increase (decrease)                                               (152,700)            15,725,907
Units outstanding, beginning                                        15,725,907                    -
                                                             -----------------     ------------------
Units outstanding, ending                                           15,573,207             15,725,907
                                                             =================     ==================

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                                   $   19,001,148
Cost of units redeemed                                                         (3,807,498)
Net investment income (loss)                                                      417,353
Net realized gain (loss)                                                         (718,169)
Realized gain distributions                                                       777,711
Net change in unrealized appreciation (depreciation)                           (7,333,117)
                                                                           --------------
                                                                           $    8,337,428
                                                                           ==============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $      0.54      15,573     $    8,337          1.25%         -45.7%
12/31/07           0.99      15,726         15,505          1.25%          -1.4%
05/24/07           1.00         -                -          1.25%           0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.54         -        $     -             1.00%         -45.6%
12/31/07          0.99         -              -             1.00%          -1.3%
05/24/07          1.00         -              -             1.00%           0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.54         -        $     -             0.75%         -45.4%
12/31/07          0.99         -              -             0.75%          -1.1%
05/24/07          1.00         -              -             0.75%           0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.54         -        $     -             0.50%         -45.3%
12/31/07          0.99         -              -             0.50%          -1.0%
05/24/07          1.00         -              -             0.50%           0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.54         -        $     -             0.25%         -45.2%
12/31/07          0.99         -              -             0.25%          -0.8%
05/24/07          1.00         -              -             0.25%           0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.55         -        $     -             0.00%         -45.0%
12/31/07          0.99         -              -             0.00%          -0.7%
05/24/07          1.00         -              -             0.00%           0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008        2007
2.6%        3.4%

                             AUL American Unit Trust
                                  T. Rowe Price
                          Mid-Cap Value (Advisor Class)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          287,072    $          472,656                   20,187
Receivables: investments sold                      -      ==================     ====================
Payables: investments purchased                    -
                                    ------------------
Net assets                          $          287,072
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          287,072               490,124     $               0.59
Band 100                                           -                     -                       0.59
Band 75                                            -                     -                       0.59
Band 50                                            -                     -                       0.59
Band 25                                            -                     -                       0.60
Band 0                                             -                     -                       0.60
                                    ------------------    ------------------
Total                               $          287,072               490,124
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                    $         2,478
  Mortality & expense charges                                                 (5,031)
                                                                     ---------------
  Net investment income (loss)                                                (2,553)
                                                                     ---------------
Gain (loss) on investments:
  Net realized gain (loss)                                                   (29,848)
  Realized gain distributions                                                  4,385
  Net change in unrealized appreciation (depreciation)                      (131,479)
                                                                     ---------------
  Net gain (loss)                                                           (156,942)
                                                                     ---------------
Increase (decrease) in net assets from operations                    $      (159,495)
                                                                     ===============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                       For the period
                                                                    Year ended           from 5/24/07
                                                                    12/31/2008          to 12/31/2007
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               $          (2,553)    $            9,157
  Net realized gain (loss)                                             (29,848)                   (16)
  Realized gain distributions                                            4,385                 48,366
  Net change in unrealized appreciation
  (depreciation)                                                      (131,479)               (54,104)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                     (159,495)                 3,403
                                                             -----------------     ------------------
Contract owner transactions:
  Proceeds from units sold                                              78,000                489,648
  Cost of units redeemed                                              (122,392)                (2,092)
                                                             -----------------     ------------------
  Increase (decrease)                                                  (44,392)               487,556
                                                             -----------------     ------------------
Net increase (decrease)                                               (203,887)               490,959
Net assets, beginning                                                  490,959                    -
                                                             -----------------     ------------------
Net assets, ending                                           $         287,072     $          490,959
                                                             =================     ==================
Units sold                                                             100,794                542,580
Units redeemed                                                        (150,928)                (2,322)
                                                             -----------------     ------------------
Net increase (decrease)                                                (50,134)               540,258
Units outstanding, beginning                                           540,258                    -
                                                             -----------------     ------------------
Units outstanding, ending                                              490,124                540,258
                                                             =================     ==================

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                                   $      567,649
Cost of units redeemed                                                           (124,484)
Net investment income (loss)                                                        6,604
Net realized gain (loss)                                                          (29,864)
Realized gain distributions                                                        52,751
Net change in unrealized appreciation (depreciation)                             (185,584)
                                                                           --------------
                                                                           $      287,072
                                                                           ==============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.59          490     $      287          1.25%         -35.5%
12/31/07          0.91          540            491          1.25%          -9.1%
05/24/07          1.00          -              -            1.25%           0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.59         -        $     -             1.00%         -35.4%
12/31/07          0.91         -              -             1.00%          -9.0%
05/24/07          1.00         -              -             1.00%           0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.59         -        $     -             0.75%         -35.2%
12/31/07          0.91         -              -             0.75%          -8.8%
05/24/07          1.00         -              -             0.75%           0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08     $    0.59         -        $     -             0.50%         -35.1%
12/31/07          0.91         -              -             0.50%          -8.7%
05/24/07          1.00         -              -             0.50%           0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.60         -        $     -             0.25%         -34.9%
12/31/07          0.91         -              -             0.25%          -8.6%
05/24/07          1.00         -              -             0.25%           0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.60         -        $     -             0.00%         -34.7%
12/31/07          0.92         -              -             0.00%          -8.4%
05/24/07          1.00         -              -             0.00%           0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008        2007
0.6%        3.8%

                             AUL American Unit Trust
                                   Old Mutual
                                Developing Growth

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $        3,982    $        6,952               406
Receivables: investments sold                    -      ==============    ==============
Payables: investments purchased                  -
                                      --------------
Net assets                            $        3,982
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band 125                              $        3,982             8,776      $       0.45
Band 100                                         -                 -                0.46
Band 75                                          -                 -                0.47
Band 50                                          -                 -                0.47
Band 25                                          -                 -                0.48
Band 0                                           -                 -                0.53
                                      --------------    --------------
Total                                 $        3,982             8,776
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               (85)
                                                                  --------------
   Net investment income (loss)                                              (85)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                 (492)
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                   (3,211)
                                                                  --------------
   Net gain (loss)                                                        (3,703)
                                                                  --------------
Increase (decrease) in net assets from operations                 $       (3,788)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2008      12/31/2007
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $        (85)   $        (65)
   Net realized gain (loss)                                 (492)              1
   Realized gain distributions                               -                -
   Net change in unrealized appreciation
   (depreciation)                                         (3,211)            224
                                                    ------------    ------------
Increase (decrease) in net assets from operations         (3,788)            160
                                                    ------------    ------------

Contract owner transactions:
   Proceeds from units sold                                  804           9,565
   Cost of units redeemed                                 (3,298)             (6)
                                                    ------------    ------------
   Increase (decrease)                                    (2,494)          9,559
                                                    ------------    ------------
Net increase (decrease)                                   (6,282)          9,719
Net assets, beginning                                     10,264             545
                                                    ------------    ------------
Net assets, ending                                  $      3,982    $     10,264
                                                    ============    ============
Units sold                                                 1,262          11,458
Units redeemed                                            (4,704)            -
                                                    ------------    ------------
Net increase (decrease)                                   (3,442)         11,458
Units outstanding, beginning                              12,218             760
                                                    ------------    ------------
Units outstanding, ending                                  8,776          12,218
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                          $       10,935
Cost of units redeemed                                                    (3,418)
Net investment income (loss)                                                (167)
Net realized gain (loss)                                                    (398)
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                      (2,970)
                                                                  --------------
                                                                  $        3,982
                                                                  ==============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                            BAND 125
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     0.45              9        $       4              1.25%             -46.0%
12/31/07               0.84             12               10              1.25%              16.0%
12/31/06               0.72              1                1              1.25%               6.5%
12/31/05               0.68            -                -                1.25%               6.3%
12/31/04               0.64            -                -                1.25%              -1.5%

                                            BAND 100
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     0.46             -         $     -                1.00%             -45.9%
12/31/07               0.85             -               -                1.00%              16.3%
12/31/06               0.73             -               -                1.00%               6.9%
12/31/05               0.68             -               -                1.00%               5.2%
12/31/04               0.65             -               -                1.00%               0.1%

                                             BAND 75
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     0.47             -         $     -                0.75%             -45.7%
12/31/07               0.86             -               -                0.75%              16.6%
12/31/06               0.74             -               -                0.75%               7.1%
12/31/05               0.69             -               -                0.75%               5.5%
12/31/04               0.65             -               -                0.75%               0.4%

                                             BAND 50
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     0.47             -         $     -                0.50%             -45.6%
12/31/07               0.87             -               -                0.50%              16.9%
12/31/06               0.74             -               -                0.50%               7.4%
12/31/05               0.69             -               -                0.50%               5.7%
12/31/04               0.65             -               -                0.50%               0.6%

                                             BAND 25
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     0.48             -         $     -                0.25%             -45.4%
12/31/07               0.88             -               -                0.25%              17.2%
12/31/06               0.75             -               -                0.25%               7.7%
12/31/05               0.69             -               -                0.25%               6.0%
12/31/04               0.66             -               -                0.25%               0.9%

                                             BAND 0
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     0.53             -         $     -                0.00%             -45.3%
12/31/07               0.96             -               -                0.00%              17.5%
12/31/06               0.82             -               -                0.00%               7.9%
12/31/05               0.76             -               -                0.00%               6.2%
12/31/04               0.71             -               -                0.00%               0.2%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008      2007      2006      2005      2004
0.0%      0.0%      0.0%      0.0%      0.0%

                             AUL American Unit Trust
                                      Janus
                             Aspen Worldwide Growth

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $   12,764,733  $   17,060,433         662,414
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased               (3)
                                  --------------
Net assets                        $   12,764,730
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $   12,764,730      12,608,660  $         1.01
Band 100                                     -               -              1.03
Band 75                                      -               -              1.04
Band 50                                      -               -              1.05
Band 25                                      -               -              1.07
Band 0                                       -               -              1.17
                                  --------------  --------------
Total                             $   12,764,730      12,608,660
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $      234,679
  Mortality & expense charges                                           (245,317)
                                                                  --------------
  Net investment income (loss)                                           (10,638)
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                               550,817
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)               (11,677,941)
                                                                  --------------
  Net gain (loss)                                                    (11,127,124)
                                                                  --------------
Increase (decrease) in net assets from operations                 $  (11,137,762)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended         Year ended
                                                               12/31/2008         12/31/2007
                                                             ------------      -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               $    (10,638)     $    (360,473)
  Net realized gain (loss)                                        550,817          1,940,942
  Realized gain distributions                                        -               209,076
  Net change in unrealized appreciation (depreciation)        (11,677,941)           610,695
                                                             ------------      -------------
Increase (decrease) in net assets from operations             (11,137,762)         2,400,240
                                                             ------------      -------------
Contract owner transactions:
  Proceeds from units sold                                      1,502,245          2,615,863
  Cost of units redeemed                                       (3,506,738)        (8,325,057)
                                                             ------------      -------------
  Increase (decrease)                                          (2,004,493)        (5,709,194)
                                                             ------------      -------------
Net increase (decrease)                                       (13,142,255)        (3,308,954)
Net assets, beginning                                          25,906,985         29,215,939
                                                             ------------      -------------
Net assets, ending                                           $ 12,764,730      $  25,906,985
                                                             ============      =============
Units sold                                                      1,518,150          2,313,948
Units redeemed                                                 (2,894,307)        (5,402,589)
                                                             ------------      -------------
Net increase (decrease)                                        (1,376,157)        (3,088,641)
Units outstanding, beginning                                   13,984,817         17,073,458
                                                             ------------      -------------
Units outstanding, ending                                      12,608,660         13,984,817
                                                             ============      =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $   252,809,999
Cost of units redeemed                                              (224,526,341)
Net investment income (loss)                                           3,389,485
Net realized gain (loss)                                             (14,821,786)
Realized gain distributions                                              209,076
Net change in unrealized appreciation (depreciation)                  (4,295,703)
                                                                 ---------------
                                                                 $    12,764,730
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.01        12,609   $   12,765           1.25%          -45.4%
12/31/07         1.85        13,985       25,907           1.25%            8.3%
12/31/06         1.71        17,073       29,216           1.25%           16.4%
12/31/05         1.47        30,807       45,287           1.25%            5.0%
12/31/04         1.40        35,781       50,094           1.25%            3.7%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.03           -     $      -             1.00%          -45.2%
12/31/07         1.87           -            -             1.00%            8.5%
12/31/06         1.73           -            -             1.00%           17.0%
12/31/05         1.47           -            -             1.00%            4.9%
12/31/04         1.40           -            -             1.00%            3.6%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.04           -     $      -             0.75%          -45.1%
12/31/07         1.89           -            -             0.75%            8.8%
12/31/06         1.74           -            -             0.75%           17.3%
12/31/05         1.48           -            -             0.75%            5.2%
12/31/04         1.41           -            -             0.75%            3.9%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.05           -     $      -             0.50%          -44.9%
12/31/07         1.91           -            -             0.50%            9.1%
12/31/06         1.75           -            -             0.50%           17.6%
12/31/05         1.49           -            -             0.50%            5.5%
12/31/04         1.41           -            -             0.50%            4.1%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.07           -     $      -             0.25%          -44.8%
12/31/07         1.93           -            -             0.25%            9.4%
12/31/06         1.77           -            -             0.25%           17.9%
12/31/05         1.50           -            -             0.25%            5.7%
12/31/04         1.42           -            -             0.25%            4.4%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.17           -     $      -              0.00%         -44.7%
12/31/07         2.12           -            -              0.00%           9.6%
12/31/06         1.94           -            -              0.00%          18.2%
12/31/05         1.64           -            -              0.00%           6.0%
12/31/04         1.54           -            -              0.00%           4.9%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007       2006      2005      2004
1.2%       0.0%       1.6%      1.4%      1.0%

                             AUL American Unit Trust
                                      Janus
                               Aspen Flexible Bond

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $   19,902,797  $   20,237,233       1,712,805
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $   19,902,797
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $   19,889,963      11,226,567  $         1.77
Band 100                                     -               -              1.80
Band 75                                      -               -              1.82
Band 50                                      -               -              1.84
Band 25                                      -               -              1.87
Band 0                                    12,834           6,247            2.05
                                  --------------  --------------
Total                             $   19,902,797      11,232,814
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $      841,035
  Mortality & expense charges                                           (229,252)
                                                                  --------------
  Net investment income (loss)                                           611,783
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                              (198,171)
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                   437,152
                                                                  --------------
  Net gain (loss)                                                        238,981
                                                                  --------------
Increase (decrease) in net assets from operations                 $      850,764
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended         Year ended
                                                               12/31/2008         12/31/2007
                                                             ------------      -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               $    611,783      $    (202,200)
  Net realized gain (loss)                                       (198,171)          (222,664)
  Realized gain distributions                                         -              778,455
  Net change in unrealized appreciation (depreciation)            437,152            538,023
                                                             ------------      -------------
Increase (decrease) in net assets from operations                 850,764            891,614
                                                             ------------      -------------
Contract owner transactions:
  Proceeds from units sold                                      6,948,042          2,894,946
  Cost of units redeemed                                       (4,736,373)        (3,530,139)
                                                             ------------      -------------
  Increase (decrease)                                           2,211,669           (635,193)
                                                             ------------      -------------
Net increase (decrease)                                         3,062,433            256,421
Net assets, beginning                                          16,840,364         16,583,943
                                                             ------------      -------------
Net assets, ending                                           $ 19,902,797      $  16,840,364
                                                             ============      =============
Units sold                                                      4,164,571          2,061,922
Units redeemed                                                 (2,884,332)        (2,467,710)
                                                             ------------      -------------
Net increase (decrease)                                         1,280,239           (405,788)
Units outstanding, beginning                                    9,952,575         10,358,363
                                                             ------------      -------------
Units outstanding, ending                                      11,232,814          9,952,575
                                                             ============      =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $    58,514,696
Cost of units redeemed                                               (43,913,028)
Net investment income (loss)                                           4,389,640
Net realized gain (loss)                                                (202,865)
Realized gain distributions                                            1,448,790
Net change in unrealized appreciation (depreciation)                    (334,436)
                                                                 ---------------
                                                                 $    19,902,797
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.77        11,227   $   19,890           1.25%            4.7%
12/31/07         1.69         9,953       16,840           1.25%            5.7%
12/31/06         1.60        10,360       16,584           1.25%            2.6%
12/31/05         1.56        10,904       17,010           1.25%            1.3%
12/31/04         1.54        10,765       16,578           1.25%            2.7%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.80           -     $      -             1.00%            5.0%
12/31/07         1.71           -            -             1.00%            6.0%
12/31/06         1.61           -            -             1.00%            3.2%
12/31/05         1.56           -            -             1.00%            1.2%
12/31/04         1.55           -            -             1.00%            2.8%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.82           -     $      -             0.75%            5.2%
12/31/07         1.73           -            -             0.75%            6.2%
12/31/06         1.63           -            -             0.75%            3.4%
12/31/05         1.57           -            -             0.75%            1.4%
12/31/04         1.55           -            -             0.75%            3.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.84           -     $      -             0.50%            5.5%
12/31/07         1.75           -            -             0.50%            6.5%
12/31/06         1.64           -            -             0.50%            3.7%
12/31/05         1.58           -            -             0.50%            1.7%
12/31/04         1.56           -            -             0.50%            3.3%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.87           -     $      -             0.25%            5.8%
12/31/07         1.77           -            -             0.25%            6.8%
12/31/06         1.65           -            -             0.25%            4.0%
12/31/05         1.59           -            -             0.25%            1.9%
12/31/04         1.56           -            -             0.25%            3.5%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     2.05             1   $       13           0.00%            6.0%
12/31/07         1.94           -            -             0.00%            7.0%
12/31/06         1.81           -            -             0.00%            4.2%
12/31/05         1.74           -            -             0.00%            2.2%
12/31/04         1.70           -            -             0.00%            3.9%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007       2006      2005      2004
4.6%       0.0%       4.8%      5.5%      5.8%

                             AUL American Unit Trust
                                      Janus
                       Aspen Mid Cap Value (Service Class)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      196,522  $      199,012          18,529
Receivables: investments sold                633  ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $      197,155
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      197,155         253,189  $         0.78
Band 100                                     -               -              0.78
Band 75                                      -               -              0.79
Band 50                                      -               -              0.79
Band 25                                      -               -              0.80
Band 0                                       -               -              0.80
                                  --------------  --------------
Total                             $      197,155         253,189
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $          778
  Mortality & expense charges                                               (705)
                                                                  --------------
  Net investment income (loss)                                                73
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                               (20,070)
  Realized gain distributions                                                 17
  Net change in unrealized appreciation (depreciation)                    (2,490)
                                                                  --------------
  Net gain (loss)                                                        (22,543)
                                                                  --------------
Increase (decrease) in net assets from operations                 $      (22,470)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended         Year ended
                                                               12/31/2008         12/31/2007
                                                             ------------      -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               $         73      $         -
  Net realized gain (loss)                                        (20,070)               -
  Realized gain distributions                                          17                -
  Net change in unrealized appreciation (depreciation)             (2,490)               -
                                                             ------------      -------------
Increase (decrease) in net assets from operations                 (22,470)               -
                                                             ------------      -------------
Contract owner transactions:
  Proceeds from units sold                                        279,809                -
  Cost of units redeemed                                          (60,184)               -
                                                             ------------      -------------
  Increase (decrease)                                             219,625                -
                                                             ------------      -------------
Net increase (decrease)                                           197,155                -
Net assets, beginning                                                 -                  -
                                                             ------------      -------------
Net assets, ending                                           $    197,155      $         -
                                                             ============      =============
Units sold                                                        333,481                -
Units redeemed                                                    (80,292)               -
                                                             ------------      -------------
Net increase (decrease)                                           253,189                -
Units outstanding, beginning                                          -                  -
                                                             ------------      -------------
Units outstanding, ending                                         253,189                -
                                                             ============      =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $       279,809
Cost of units redeemed                                                   (60,184)
Net investment income (loss)                                                  73
Net realized gain (loss)                                                 (20,070)
Realized gain distributions                                                   17
Net change in unrealized appreciation (depreciation)                      (2,490)
                                                                 ---------------
                                                                 $       197,155
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.78           253   $      197           1.25%          -28.8%
12/31/07         1.09           -            -             1.25%            5.8%
12/31/06         1.03           -            -             1.25%            3.3%
10/23/06         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.78           -     $      -             1.00%          -28.6%
12/31/07         1.10           -            -             1.00%            6.1%
12/31/06         1.03           -            -             1.00%            3.4%
10/23/06         1.00           -            -             1.00%            0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.79           -     $      -             0.75%          -28.4%
12/31/07         1.10           -            -             0.75%            6.4%
12/31/06         1.03           -            -             0.75%            3.4%
10/23/06         1.00           -            -             0.75%            0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.79           -     $      -             0.50%          -28.3%
12/31/07         1.10           -            -             0.50%            6.6%
12/31/06         1.03           -            -             0.50%            3.5%
10/23/06         1.00           -            -             0.50%            0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.80           -     $      -             0.25%          -28.1%
12/31/07         1.11           -            -             0.25%            6.9%
12/31/06         1.04           -            -             0.25%            3.5%
10/23/06         1.00           -            -             0.25%            0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.80           -     $      -             0.00%          -27.9%
12/31/07         1.11           -            -             0.00%            7.2%
12/31/06         1.04           -            -             0.00%            3.6%
10/23/06         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007       2006
0.8%       0.0%       0.0%

                             AUL American Unit Trust
                                      Janus
                     Adviser Growth & Income Fund (Class R)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      339,417  $      652,485          39,103
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $      339,417
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $       35,178          50,795  $         0.69
Band 100                                     -               -              0.70
Band 75                                      -               -              0.71
Band 50                                  304,239         427,537            0.71
Band 25                                      -               -              0.72
Band 0                                       -               -              0.72
                                  --------------  --------------
Total                             $      339,417         478,332
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $        4,261
  Mortality & expense charges                                             (3,041)
                                                                  --------------
  Net investment income (loss)                                             1,220
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                               (65,154)
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                  (220,854)
                                                                  --------------
  Net gain (loss)                                                       (286,008)
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (284,788)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended         Year ended
                                                               12/31/2008         12/31/2007
                                                             ------------      -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               $      1,220      $      (3,951)
  Net realized gain (loss)                                        (65,154)             7,561
  Realized gain distributions                                         -              129,856
  Net change in unrealized appreciation (depreciation)           (220,854)           (85,629)
                                                             ------------      -------------
Increase (decrease) in net assets from operations                (284,788)            47,837
                                                             ------------      -------------
Contract owner transactions:
  Proceeds from units sold                                        117,466            186,883
  Cost of units redeemed                                         (238,647)           (92,482)
                                                             ------------      -------------
  Increase (decrease)                                            (121,181)            94,401
                                                             ------------      -------------
Net increase (decrease)                                          (405,969)           142,238
Net assets, beginning                                             745,386            603,148
                                                             ------------      -------------
Net assets, ending                                           $    339,417      $     745,386
                                                             ============      =============
Units sold                                                        118,630            148,440
Units redeemed                                                   (220,369)           (70,944)
                                                             ------------      -------------
Net increase (decrease)                                          (101,739)            77,496
Units outstanding, beginning                                      580,071            502,575
                                                             ------------      -------------
Units outstanding, ending                                         478,332            580,071
                                                             ============      =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $       988,053
Cost of units redeemed                                                  (459,382)
Net investment income (loss)                                               2,660
Net realized gain (loss)                                                 (46,135)
Realized gain distributions                                              167,289
Net change in unrealized appreciation (depreciation)                    (313,068)
                                                                 ---------------
                                                                 $       339,417
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.69            51   $       35           1.25%          -45.2%
12/31/07         1.26            72           91           1.25%            6.5%
12/31/06         1.19            18           21           1.25%            5.9%
12/31/05         1.12           181          203           1.25%           12.0%
05/20/05         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.70           -     $      -             1.00%          -45.0%
12/31/07         1.27           -            -             1.00%            6.7%
12/31/06         1.19           -            -             1.00%            5.8%
12/31/05         1.13           -            -             1.00%            0.0%
05/20/05         1.00           -            -             1.00%            0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.71           -     $      -             0.75%          -44.9%
12/31/07         1.28           -            -             0.75%            7.0%
2/31/06          1.20           -            -             0.75%            6.1%
12/31/05         1.13           -            -             0.75%            0.0%
05/20/05         1.00           -            -             0.75%            0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.71           428   $      304           0.50%          -44.8%
12/31/07         1.29           508          654           0.50%            7.3%
12/31/06         1.20           485          582           0.50%            6.3%
12/31/05         1.13           -            -             0.50%            0.0%
05/20/05         1.00           -            -             0.50%            0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.72           -     $      -             0.25%          -44.6%
12/31/07         1.30           -            -             0.25%            7.6%
12/31/06         1.21           -            -             0.25%            6.6%
12/31/05         1.13           -            -             0.25%            0.0%
05/20/05         1.00           -            -             0.25%            0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.72           -     $      -             0.00%          -44.5%
12/31/07         1.31           -            -             0.00%            7.8%
12/31/06         1.21           -            -             0.00%            6.9%
12/31/05         1.13           -            -             0.00%            0.0%
05/20/05         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007       2006      2005
0.8%       0.0%       1.7%      0.1

                             AUL American Unit Trust
                                      Janus
                  Adviser INTECH Risk-Managed Large Cap Growth

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    4,067,562  $    6,499,353         484,233
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $    4,067,562
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $    4,067,562       4,967,499  $         0.82
Band 100                                     -               -              0.83
Band 75                                      -               -              0.84
Band 50                                      -               -              0.85
Band 25                                      -               -              0.86
Band 0                                       -               -              0.87
                                  --------------  --------------
Total                             $    4,067,562       4,967,499
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $       15,338
  Mortality & expense charges                                            (76,574)
                                                                  --------------
  Net investment income (loss)                                           (61,236)
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                              (167,257)
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                (3,045,291)
                                                                  --------------
  Net gain (loss)                                                     (3,212,548)
                                                                  --------------
Increase (decrease) in net assets from operations                 $   (3,273,784)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended         Year ended
                                                               12/31/2008         12/31/2007
                                                             ------------      -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               $    (61,236)     $     (97,290)
  Net realized gain (loss)                                       (167,257)            87,506
  Realized gain distributions                                         -              350,249
  Net change in unrealized appreciation
  (depreciation)                                               (3,045,291)           328,337
                                                             ------------      -------------
Increase (decrease) in net assets from operations              (3,273,784)           668,802
                                                             ------------      -------------
Contract owner transactions:
  Proceeds from units sold                                        772,630          1,439,692
  Cost of units redeemed                                       (1,416,852)        (1,771,763)
                                                             ------------      -------------
  Increase (decrease)                                            (644,222)          (332,071)
                                                             ------------      -------------
Net increase (decrease)                                        (3,918,006)           336,731
Net assets, beginning                                           7,985,568          7,648,837
                                                             ------------      -------------
Net assets, ending                                           $  4,067,562      $   7,985,568
                                                             ============      =============
Units sold                                                        734,831          1,062,429
Units redeemed                                                 (1,284,342)        (1,301,511)
                                                             ------------      -------------
Net increase (decrease)                                          (549,511)          (239,082)
Units outstanding, beginning                                    5,517,010          5,756,092
                                                             ------------      -------------
Units outstanding, ending                                       4,967,499          5,517,010
                                                             ============      =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $    11,725,831
Cost of units redeemed                                                (5,241,295)
Net investment income (loss)                                            (240,945)
Net realized gain (loss)                                                 (95,350)
Realized gain distributions                                              351,112
Net change in unrealized appreciation (depreciation)                  (2,431,791)
                                                                 ---------------
                                                                 $     4,067,562
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.82         4,967   $    4,068           1.25%          -43.4%
12/31/07         1.45         5,517        7,986           1.25%            8.9%
12/31/06         1.33         5,756        7,649           1.25%            5.5%
12/31/05         1.26            26           33           1.25%            5.9%
12/31/04         1.19           -            -             1.25%           11.2%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.83           -     $      -             1.00%          -43.3%
12/31/07         1.46           -            -             1.00%            9.2%
12/31/06         1.34           -            -             1.00%            5.8%
12/31/05         1.27           -            -             1.00%            5.7%
12/31/04         1.20           -            -             1.00%           11.4%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.84           -     $      -             0.75%          -43.1%
12/31/07         1.48           -            -             0.75%            9.5%
12/31/06         1.35           -            -             0.75%            6.1%
12/31/05         1.27           -            -             0.75%            5.9%
12/31/04         1.20           -            -             0.75%           11.7%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.85           -     $      -             0.50%          -43.0%
12/31/07         1.49           -            -             0.50%            9.8%
12/31/06         1.36           -            -             0.50%            6.4%
12/31/05         1.28           -            -             0.50%            6.2%
12/31/04         1.21           -            -             0.50%           12.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.86           -     $      -             0.25%          -42.9%
12/31/07         1.51           -            -             0.25%           10.0%
12/31/06         1.37           -            -             0.25%            6.6%
12/31/05         1.29           -            -             0.25%            6.5%
12/31/04         1.21           -            -             0.25%           12.2%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.87           -     $      -             0.00%          -42.7%
12/31/07         1.53           -            -             0.00%           10.3%
12/31/06         1.38           -            -             0.00%            6.9%
12/31/05         1.30           -            -             0.00%            6.7%
12/31/04         1.21           -            -             0.00%           12.5%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007       2006      2005      2004
0.3%       0.0%       0.2%      2.8%      0.0%

                             AUL American Unit Trust
                                      Janus
                             Adviser Small Cap Value

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      347,691  $      489,388          36,909
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $      347,691
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      282,018         287,793  $         0.98
Band 100                                     -               -              0.99
Band 75                                      -               -              1.01
Band 50                                      -               -              1.02
Band 25                                   65,673          63,587            1.03
Band 0                                       -               -              1.05
                                  --------------  --------------
Total                             $      347,691         351,380
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $        1,000
  Mortality & expense charges                                             (3,783)
                                                                  --------------
  Net investment income (loss)                                            (2,783)
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                               (22,383)
  Realized gain distributions                                              7,172
  Net change in unrealized appreciation (depreciation)                  (125,706)
                                                                  --------------
  Net gain (loss)                                                       (140,917)
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (143,700)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended         Year ended
                                                               12/31/2008         12/31/2007
                                                             ------------      -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               $     (2,783)     $      (1,202)
  Net realized gain (loss)                                        (22,383)             2,683
  Realized gain distributions                                       7,172              5,769
  Net change in unrealized appreciation (depreciation)           (125,706)           (16,984)
                                                             ------------      -------------
Increase (decrease) in net assets from operations                (143,700)            (9,734)
                                                             ------------      -------------
Contract owner transactions:
  Proceeds from units sold                                        549,297            127,677
  Cost of units redeemed                                         (180,797)           (45,231)
                                                             ------------      -------------
  Increase (decrease)                                             368,500             82,446
                                                             ------------      -------------
Net increase (decrease)                                           224,800             72,712
Net assets, beginning                                             122,891             50,179
                                                             ------------      -------------
Net assets, ending                                           $    347,691      $     122,891
                                                             ============      =============
Units sold                                                        409,683             78,247
Units redeemed                                                   (140,336)           (27,548)
                                                             ------------      -------------
Net increase (decrease)                                           269,347             50,699
Units outstanding, beginning                                       82,033             31,334
                                                             ------------      -------------
Units outstanding, ending                                         351,380             82,033
                                                             ============      =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $       724,971
Cost of units redeemed                                                  (226,453)
Net investment income (loss)                                              (4,030)
Net realized gain (loss)                                                 (19,637)
Realized gain distributions                                               14,537
Net change in unrealized appreciation (depreciation)                    (141,697)
                                                                 ---------------
                                                                 $       347,691
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.98           288   $      282           1.25%          -34.6%
12/31/07         1.50            82          123           1.25%           -6.5%
12/31/06         1.60            31           50           1.25%           20.4%
12/31/05         1.33             2           3            1.25%            4.7%
12/31/04         1.27           -            -             1.25%           15.5%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.99           -     $      -             1.00%          -34.4%
12/31/07         1.51           -            -             1.00%           -6.2%
12/31/06         1.61           -            -             1.00%           21.0%
12/31/05         1.33           -            -             1.00%            4.6%
12/31/04         1.28           -            -             1.00%           16.3%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.01           -     $      -             0.75%          -34.3%
12/31/07         1.53           -            -             0.75%           -6.0%
12/31/06         1.63           -            -             0.75%           21.3%
12/31/05         1.34           -            -             0.75%            4.9%
12/31/04         1.28           -            -             0.75%           16.6%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.02           -     $      -             0.50%          -34.1%
12/31/07         1.55           -            -             0.50%           -5.7%
12/31/06         1.64           -            -             0.50%           21.6%
12/31/05         1.35           -            -             0.50%            5.1%
12/31/04         1.28           -            -             0.50%           16.9%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.03           64    $      66            0.25%          -33.9%
12/31/07         1.56           -            -             0.25%           -5.5%
12/31/06         1.65           -            -             0.25%           21.9%
12/31/05         1.36           -            -             0.25%            5.4%
12/31/04         1.29           -            -             0.25%           17.2%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.05           -     $      -             0.00%          -33.8%
12/31/07         1.58           -            -             0.00%           -5.3%
12/31/06         1.67           -            -             0.00%           22.2%
12/31/05         1.37           -            -             0.00%            5.6%
12/31/04         1.29           -            -             0.00%           17.5%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007       2006      2005      2004
0.4%       0.0%       0.2%      2.7%      0.0%

                             AUL American Unit Trust
                                      Janus
                         Adviser Mid Cap Value (Class R)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      158,177  $      165,867          12,222
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased             (633)
                                  --------------
Net assets                        $      157,544
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      157,072         200,230  $         0.78
Band 100                                     472             598            0.79
Band 75                                      -               -              0.79
Band 50                                      -               -              0.80
Band 25                                      -               -              0.80
Band 0                                       -               -              0.81
                                  --------------  --------------
Total                             $      157,544         200,828
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $          342
  Mortality & expense charges                                               (265)
                                                                  --------------
  Net investment income (loss)                                                77
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                   (26)
  Realized gain distributions                                              2,674
  Net change in unrealized appreciation (depreciation)                    (7,690)
                                                                  --------------
  Net gain (loss)                                                         (5,042)
                                                                  --------------
Increase (decrease) in net assets from operations                 $       (4,965)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended         Year ended
                                                               12/31/2008         12/31/2007
                                                             ------------      -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               $         77      $         -
  Net realized gain (loss)                                            (26)               -
  Realized gain distributions                                       2,674                -
  Net change in unrealized appreciation (depreciation)             (7,690)               -
                                                             ------------      -------------
Increase (decrease) in net assets from operations                  (4,965)               -
                                                             ------------      -------------
Contract owner transactions:
  Proceeds from units sold                                        165,911                -
  Cost of units redeemed                                           (3,402)               -
                                                             ------------      -------------
  Increase (decrease)                                             162,509                -
                                                             ------------      -------------
Net increase (decrease)                                           157,544                -
Net assets, beginning                                                 -                  -
                                                             ------------      -------------
Net assets, ending                                           $    157,544      $         -
                                                             ============      =============
Units sold                                                        203,410                -
Units redeemed                                                     (2,582)               -
                                                             ------------      -------------
Net increase (decrease)                                           200,828                -
Units outstanding, beginning                                         -                   -
                                                             ------------      -------------
Units outstanding, ending                                         200,828                -
                                                             ============      =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $       165,911
Cost of units redeemed                                                    (3,402)
Net investment income (loss)                                                  77
Net realized gain (loss)                                                     (26)
Realized gain distributions                                                2,674
Net change in unrealized appreciation (depreciation)                      (7,690)
                                                                 ---------------
                                                                 $       157,544
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.78           200   $      157           1.25%          -28.5%
12/31/07         1.10           -            -             1.25%            5.5%
12/31/06         1.04           -            -             1.25%            4.0%
10/23/06         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.79             1   $        0           1.00%          -28.3%
12/31/07         1.10           -            -             1.00%            5.8%
12/31/06         1.04           -            -             1.00%            4.1%
10/23/06         1.00           -            -             1.00%            0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.79           -     $      -             0.75%          -28.1%
12/31/07         1.10           -            -             0.75%            6.0%
12/31/06         1.04           -            -             0.75%            4.1%
10/23/06         1.00           -            -             0.75%            0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.80           -     $      -             0.50%          -28.0%
12/31/07         1.11           -            -             0.50%            6.3%
12/31/06         1.04           -            -             0.50%            4.2%
10/23/06         1.00           -            -             0.50%            0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.80           -     $      -             0.25%          -27.8%
12/31/07         1.11           -            -             0.25%            6.6%
12/31/06         1.04           -            -             0.25%            4.2%
10/23/06         1.00           -            -             0.25%            0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.81           -     $      -             0.00%          -27.6%
12/31/07         1.11           -            -             0.00%            6.8%
12/31/06         1.04           -            -             0.00%            4.3%
10/23/06         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007       2006
0.4%       0.0%       0.0%

                             AUL American Unit Trust
                                      Janus
                               Adviser Forty Fund

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    1,241,204  $    1,986,077          57,198
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $    1,241,204
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $    1,209,687       1,341,695  $         0.90
Band 100                                  31,517          34,642            0.91
Band 75                                      -               -              0.92
Band 50                                      -               -              0.93
Band 25                                      -               -              0.93
Band 0                                       -               -              0.94
                                  --------------  --------------
Total                             $    1,241,204       1,376,337
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $          -
  Mortality & expense charges                                            (14,772)
                                                                  --------------
  Net investment income (loss)                                           (14,772)
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                53,439
  Realized gain distributions                                             62,846
  Net change in unrealized appreciation (depreciation)                  (888,921)
                                                                  --------------
  Net gain (loss)                                                       (772,636)
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (787,408)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended         Year ended
                                                               12/31/2008         12/31/2007
                                                             ------------      -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               $    (14,772)     $      (5,743)
  Net realized gain (loss)                                         53,439              6,613
  Realized gain distributions                                      62,846                117
  Net change in unrealized appreciation (depreciation)           (888,921)           133,366
                                                             ------------      -------------
Increase (decrease) in net assets from operations                (787,408)           134,353
                                                             ------------      -------------
Contract owner transactions:
  Proceeds from units sold                                      1,749,576            485,153
  Cost of units redeemed                                         (500,107)          (115,726)
                                                             ------------      -------------
  Increase (decrease)                                           1,249,469            369,427
                                                             ------------      -------------
Net increase (decrease)                                           462,061            503,780
Net assets, beginning                                             779,143            275,363
                                                             ------------      -------------
Net assets, ending                                           $  1,241,204      $     779,143
                                                             ============      =============
Units sold                                                      1,271,718            328,137
Units redeemed                                                   (371,889)          (76,502)
                                                             ------------      -------------
Net increase (decrease)                                           899,829            251,635
Units outstanding, beginning                                      476,508            224,873
                                                             ------------      -------------
Units outstanding, ending                                       1,376,337            476,508
                                                             ============      =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $     2,517,562
Cost of units redeemed                                                  (641,408)
Net investment income (loss)                                             (22,176)
Net realized gain (loss)                                                  60,197
Realized gain distributions                                               71,902
Net change in unrealized appreciation (depreciation)                    (744,873)
                                                                 ---------------
                                                                 $     1,241,204
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.90         1,342   $    1,210           1.25%          -44.9%
12/31/07         1.64           477          779           1.25%           33.5%
12/31/06         1.22           225          275           1.25%            8.4%
12/31/05         1.13             4            5           1.25%           13.0%
05/20/05         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.91           35    $       32           1.00%          -44.7%
12/31/07         1.65           -            -             1.00%           33.9%
12/31/06         1.23           -            -             1.00%            8.8%
12/31/05         1.13           -            -             1.00%           13.0%
05/20/05         1.00           -            -             1.00%            0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.92           -     $      -             0.75%          -44.6%
12/31/07         1.66           -            -             0.75%           34.2%
12/31/06         1.23           -            -             0.75%            9.1%
12/31/05         1.13           -            -             0.75%           13.1%
05/20/05         1.00           -            -             0.75%            0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.93           -     $      -             0.50%          -44.4%
12/31/07         1.67           -            -             0.50%           34.5%
12/31/06         1.24           -            -             0.50%            9.4%
12/31/05         1.13           -            -             0.50%           13.3%
05/20/05         1.00           -            -             0.50%            0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.93           -     $      -             0.25%          -44.3%
12/31/07         1.68           -            -             0.25%           34.9%
12/31/06         1.24           -            -             0.25%            9.7%
12/31/05         1.13           -            -             0.25%           13.5%
05/20/05         1.00           -            -             0.25%            0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.94           -     $      -             0.00%          -44.2%
12/31/07         1.69           -            -             0.00%           35.2%
12/31/06         1.25           -            -             0.00%            9.9%
12/31/05         1.14           -            -             0.00%           13.7%
05/20/05         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007       2006      2005
0.0%       0.0%       0.3%      0.0%

                             AUL American Unit Trust
                                     Pioneer
                                Pioneer Fund VCT

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    3,363,610  $    4,625,360         211,016
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $    3,363,610
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $    3,363,610       3,541,380  $         0.95
Band 100                                     -               -              0.96
Band 75                                      -               -              0.98
Band 50                                      -               -              0.99
Band 25                                      -               -              1.00
Band 0                                       -               -              1.10
                                  --------------  --------------
Total                             $    3,363,610       3,541,380
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $       83,289
  Mortality & expense charges                                            (56,045)
                                                                  --------------
  Net investment income (loss)                                            27,244
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                16,896
  Realized gain distributions                                            185,484
  Net change in unrealized appreciation (depreciation)                (2,056,225)
                                                                  --------------
  Net gain (loss)                                                     (1,853,845)
                                                                  --------------
Increase (decrease) in net assets from operations                 $   (1,826,601)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended         Year ended
                                                               12/31/2008         12/31/2007
                                                             ------------      -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               $     27,244      $      (3,236)
  Net realized gain (loss)                                         16,896            462,607
  Realized gain distributions                                     185,484                -
  Net change in unrealized appreciation (depreciation)         (2,056,225)          (219,079)
                                                             ------------      -------------
Increase (decrease) in net assets from operations              (1,826,601)           240,292
                                                             ------------      -------------
Contract owner transactions:
  Proceeds from units sold                                        513,725            355,353
  Cost of units redeemed                                         (528,380)        (1,597,208)
                                                             ------------      -------------
  Increase (decrease)                                             (14,655)        (1,241,855)
                                                             ------------      -------------
Net increase (decrease)                                        (1,841,256)        (1,001,563)
Net assets, beginning                                           5,204,866          6,206,429
                                                             ------------      -------------
Net assets, ending                                           $  3,363,610      $   5,204,866
                                                             ============      =============
Units sold                                                        422,689            709,813
Units redeemed                                                   (438,557)        (1,550,368)
                                                             ------------      -------------
Net increase (decrease)                                           (15,868)          (840,555)
Units outstanding, beginning                                    3,557,248          4,397,803
                                                             ------------      -------------
Units outstanding, ending                                       3,541,380          3,557,248
                                                             ============      =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $    19,054,347
Cost of units redeemed                                               (14,519,510)
Net investment income (loss)                                             341,346
Net realized gain (loss)                                                (436,307)
Realized gain distributions                                              185,484
Net change in unrealized appreciation (depreciation)                  (1,261,750)
                                                                 ---------------
                                                                 $     3,363,610
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.95         3,541   $    3,364           1.25%          -35.1%
12/31/07         1.46         3,557        5,205           1.25%            3.5%
12/31/06         1.41         4,389        6,206           1.25%           15.0%
12/31/05         1.23         2,096        2,578           1.25%            5.1%
12/31/04         1.17         6,281        7,349           1.25%            6.4%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.96             -   $        -           1.00%          -34.9%
12/31/07         1.48             -            -           1.00%            4.1%
12/31/06         1.42             -            -           1.00%           15.4%
12/31/05         1.23             -            -           1.00%            4.9%
12/31/04         1.17             -            -           1.00%            6.7%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.98             -   $        -           0.75%          -34.8%
12/31/07         1.49             -            -           0.75%            4.2%
12/31/06         1.43             -            -           0.75%           15.8%
12/31/05         1.24             -            -           0.75%            5.3%
12/31/04         1.18             -            -           0.75%            6.9%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.99             -   $        -           0.50%          -34.6%
12/31/07         1.51             -            -           0.50%            4.5%
12/31/06         1.45             -            -           0.50%           16.1%
12/31/05         1.25             -            -           0.50%            5.6%
12/31/04         1.18             -            -           0.50%            7.2%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.00             -   $        -           0.25%          -34.4%
12/31/07         1.53             -            -           0.25%            4.7%
12/31/06         1.46             -            -           0.25%           16.3%
12/31/05         1.25             -            -           0.25%            5.9%
12/31/04         1.18             -            -           0.25%            7.5%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.10             -   $        -           0.00%          -34.3%
12/31/07         1.68             -            -           0.00%            5.0%
12/31/06         1.60             -            -           0.00%           16.6%
12/31/05         1.37             -            -           0.00%            6.1%
12/31/04         1.29             -            -           0.00%            8.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008          2007          2006          2005          2004
1.9%          1.2%          1.3%          1.3%          1.1%

                             AUL American Unit Trust
                                     Pioneer
                            Growth Opportunities VCT

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    7,858,330  $   13,788,044         593,529
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $    7,858,330
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $    7,858,330       6,992,977  $         1.12
Band 100                                     -               -              1.14
Band 75                                      -               -              1.15
Band 50                                      -               -              1.17
Band 25                                      -               -              1.18
Band 0                                       -               -              1.30
                                  --------------  --------------
Total                             $    7,858,330       6,992,977
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $          -
  Mortality & expense charges                                           (160,547)
                                                                  --------------
  Net investment income (loss)                                          (160,547)
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                            (1,985,482)
  Realized gain distributions                                          1,266,986
  Net change in unrealized appreciation (depreciation)                (4,880,272)
                                                                  --------------
  Net gain (loss)                                                     (5,598,768)
                                                                  --------------
Increase (decrease) in net assets from operations                 $   (5,759,315)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended         Year ended
                                                               12/31/2008         12/31/2007
                                                             ------------      -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               $   (160,547)     $    (258,014)
  Net realized gain (loss)                                     (1,985,482)           608,332
  Realized gain distributions                                   1,266,986          2,847,013
  Net change in unrealized appreciation (depreciation)         (4,880,272)        (3,895,374)
                                                             ------------      -------------
Increase (decrease) in net assets from operations              (5,759,315)          (698,043)
                                                             ------------      -------------
Contract owner transactions:
  Proceeds from units sold                                       (203,983)         1,108,412
  Cost of units redeemed                                       (2,881,318)        (6,226,366)
                                                             ------------      -------------
  Increase (decrease)                                          (3,085,301)        (5,117,954)
                                                             ------------      -------------
Net increase (decrease)                                        (8,844,616)        (5,815,997)
Net assets, beginning                                          16,702,946         22,518,943
                                                             ------------      -------------
Net assets, ending                                           $  7,858,330      $  16,702,946
                                                             ============      =============
Units sold                                                      1,291,926          1,486,125
Units redeemed                                                 (3,768,040)        (4,137,301)
                                                             ------------      -------------
Net increase (decrease)                                        (2,476,114)        (2,651,176)
Units outstanding, beginning                                    9,469,091         12,120,267
                                                             ------------      -------------
Units outstanding, ending                                       6,992,977          9,469,091
                                                             ============      =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $    76,527,636
Cost of units redeemed                                               (68,218,322)
Net investment income (loss)                                             833,403
Net realized gain (loss)                                                 472,928
Realized gain distributions                                            4,172,399
Net change in unrealized appreciation (depreciation)                  (5,929,714)
                                                                 ---------------
                                                                 $     7,858,330
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.12         6,993   $    7,858           1.25%          -36.3%
12/31/07         1.76         9,469       16,703           1.25%           -5.1%
12/31/06         1.86        12,120       22,519           1.25%            4.4%
12/31/05         1.78        14,216       25,305           1.25%            5.3%
12/31/04         1.69        15,127       25,565           1.25%           20.7%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.14           -     $      -             1.00%          -36.1%
12/31/07         1.78           -            -             1.00%           -4.8%
12/31/06         1.87           -            -             1.00%            4.5%
12/31/05         1.79           -            -             1.00%            5.6%
12/31/04         1.70           -            -             1.00%           21.2%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.15           -     $      -             0.75%          -36.0%
12/31/07         1.80           -            -             0.75%           -4.6%
12/31/06         1.89           -            -             0.75%            4.8%
12/31/05         1.80           -            -             0.75%            5.8%
12/31/04         1.70           -            -             0.75%           21.5%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.17           -     $      -             0.50%          -35.8%
12/31/07         1.82           -            -             0.50%           -4.3%
12/31/06         1.90           -            -             0.50%            5.1%
12/31/05         1.81           -            -             0.50%            6.1%
12/31/04         1.71           -            -             0.50%           21.8%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.18           -     $      -             0.25%          -35.7%
12/31/07         1.84           -            -             0.25%           -4.1%
12/31/06         1.92           -            -             0.25%            5.3%
12/31/05         1.82           -            -             0.25%            6.4%
12/31/04         1.71           -            -             0.25%           22.1%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.30           -     $      -             0.00%          -35.5%
12/31/07         2.02           -            -             0.00%           -3.9%
12/31/06         2.10           -            -             0.00%            5.6%
12/31/05         1.99           -            -             0.00%            6.6%
12/31/04         1.87           -            -             0.00%           21.3%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008          2007          2006          2005          2004
0.0%          0.0%          0.0%          0.0%          0.0%

                             AUL American Unit Trust
                                     Pioneer
                                 High Yield Fund

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      420,639  $      676,534          62,224
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $      420,639
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      260,354         343,865  $         0.76
Band 100                                  53,257          69,705            0.76
Band 75                                      -               -              0.77
Band 50                                  107,028         137,574            0.78
Band 25                                      -               -              0.79
Band 0                                       -               -              0.79
                                  --------------  --------------
Total                             $      420,639         551,144
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $       33,357
  Mortality & expense charges                                             (5,310)
                                                                  --------------
  Net investment income (loss)                                            28,047
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                               (31,128)
  Realized gain distributions                                              5,168
  Net change in unrealized appreciation (depreciation)                  (232,462)
                                                                  --------------
  Net gain (loss)                                                       (258,422)
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (230,375)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended         Year ended
                                                               12/31/2008         12/31/2007
                                                             ------------      -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               $     28,047      $      14,532
  Net realized gain (loss)                                        (31,128)             2,933
  Realized gain distributions                                       5,168             24,963
  Net change in unrealized appreciation (depreciation)           (232,462)           (25,998)
                                                             ------------      -------------
Increase (decrease) in net assets from operations                (230,375)            16,430
                                                             ------------      -------------
Contract owner transactions:
  Proceeds from units sold                                        269,573            385,167
  Cost of units redeemed                                         (157,578)           (90,703)
                                                             ------------      -------------
  Increase (decrease)                                             111,995            294,464
                                                             ------------      -------------
Net increase (decrease)                                          (118,380)           310,894
Net assets, beginning                                             539,019            228,125
                                                             ------------      -------------
Net assets, ending                                           $    420,639      $     539,019
                                                             ============      =============
Units sold                                                        270,036            318,561
Units redeemed                                                   (158,606)           (74,808)
                                                             ------------      -------------
Net increase (decrease)                                           111,430            243,753
Units outstanding, beginning                                      439,714            195,961
                                                             ------------      -------------
Units outstanding, ending                                         551,144            439,714
                                                             ============      =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $       890,629
Cost of units redeemed                                                  (271,129)
Net investment income (loss)                                              46,329
Net realized gain (loss)                                                 (27,986)
Realized gain distributions                                               38,691
Net change in unrealized appreciation (depreciation)                    (255,895)
                                                                 ---------------
                                                                 $       420,639
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.76           344   $      260           1.25%          -37.9%
12/31/07         1.22           254          310           1.25%            5.4%
12/31/06         1.16            41           47           1.25%            9.1%
12/31/05         1.06             2            2           1.25%            6.0%
05/20/05         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.76            70   $       53           1.00%          -37.7%
12/31/07         1.23            74           91           1.00%            5.6%
12/31/06         1.16            65           75           1.00%            9.1%
12/31/05         1.06           -            -             1.00%            6.4%
05/20/05         1.00           -            -             1.00%            0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.77           -     $      -             0.75%          -37.5%
12/31/07         1.23           -            -             0.75%            5.9%
12/31/06         1.17           -            -             0.75%            9.4%
12/31/05         1.07           -            -             0.75%            6.6%
05/20/05         1.00           -            -             0.75%            0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.78           138   $      107           0.50%          -37.4%
12/31/07         1.24           111          138           0.50%            6.2%
12/31/06         1.17            91          106           0.50%            9.7%
12/31/05         1.07           -            -             0.50%            6.7%
05/20/05         1.00           -            -             0.50%            0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.79           -     $      -             0.25%          -37.2%
12/31/07         1.25           -            -             0.25%            6.4%
12/31/06         1.18           -            -             0.25%            9.9%
12/31/05         1.07           -            -             0.25%            6.9%
05/20/05         1.00           -            -             0.25%            0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.79           -     $      -             0.00%          -37.1%
12/31/07         1.26           -            -             0.00%            6.7%
12/31/06         1.18           -            -             0.00%           10.2%
12/31/05         1.07           -            -             0.00%            7.1%
05/20/05         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008          2007          2006          2005
7.0%          4.9%          3.9%          1.2%

                             AUL American Unit Trust
                                     Pioneer
                               Mid Cap Value Fund

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      606,062  $      948,411          42,175
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $      606,062
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      606,062         764,126  $         0.79
Band 100                                     -               -              0.80
Band 75                                      -               -              0.81
Band 50                                      -               -              0.81
Band 25                                      -               -              0.82
Band 0                                       -               -              0.83
                                  --------------  --------------
Total                             $      606,062         764,126
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $        6,238
  Mortality & expense charges                                             (9,403)
                                                                  --------------
  Net investment income (loss)                                            (3,165)
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                               (33,334)
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                  (278,115)
                                                                  --------------
  Net gain (loss)                                                       (311,449)
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (314,614)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended         Year ended
                                                               12/31/2008         12/31/2007
                                                             ------------      -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               $     (3,165)     $      (8,800)
  Net realized gain (loss)                                        (33,334)             8,913
  Realized gain distributions                                         -               61,523
  Net change in unrealized appreciation (depreciation)           (278,115)           (44,327)
                                                             ------------      -------------
Increase (decrease) in net assets from operations                (314,614)            17,309
                                                             ------------      -------------
Contract owner transactions:
  Proceeds from units sold                                        150,407            395,558
  Cost of units redeemed                                         (103,811)          (221,721)
                                                             ------------      -------------
  Increase (decrease)                                              46,596            173,837
                                                             ------------      -------------
Net increase (decrease)                                          (268,018)           191,146
Net assets, beginning                                             874,080            682,934
                                                             ------------      -------------
Net assets, ending                                           $    606,062      $     874,080
                                                             ============      =============
Units sold                                                        192,893            342,346
Units redeemed                                                   (148,617)          (206,299)
                                                             ------------      -------------
Net increase (decrease)                                            44,276            136,047
Units outstanding, beginning                                      719,850            583,803
                                                             ------------      -------------
Units outstanding, ending                                         764,126            719,850
                                                             ============      =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $     1,347,517
Cost of units redeemed                                                  (516,167)
Net investment income (loss)                                             (14,623)
Net realized gain (loss)                                                 (27,516)
Realized gain distributions                                              159,200
Net change in unrealized appreciation (depreciation)                    (342,349)
                                                                 ---------------
                                                                 $       606,062
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.79           764   $      606           1.25%          -34.7%
12/31/07         1.21           720          874           1.25%            3.7%
12/31/06         1.17           584          683           1.25%           10.4%
12/31/05         1.06            69           73           1.25%            6.0%
05/20/05         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.80           -     $      -             1.00%          -34.5%
12/31/07         1.22           -            -             1.00%            4.0%
12/31/06         1.18           -            -             1.00%           11.0%
12/31/05         1.06           -            -             1.00%            5.9%
05/20/05         1.00           -            -             1.00%            0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.81           -     $      -             0.75%          -34.4%
12/31/07         1.23           -            -             0.75%            4.2%
12/31/06         1.18           -            -             0.75%           11.3%
12/31/05         1.06           -            -             0.75%            6.1%
05/20/05         1.00           -            -             0.75%            0.0%

                                     BAND 50

--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.81           -     $      -             0.50%          -34.2%
12/31/07         1.24           -            -             0.50%            4.5%
12/31/06         1.18           -            -             0.50%           11.5%
12/31/05         1.06           -            -             0.50%            6.2%
05/20/05         1.00           -            -             0.50%            0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.82           -     $      -             0.25%          -34.0%
12/31/07         1.25           -            -             0.25%            4.8%
12/31/06         1.19           -            -             0.25%           11.8%
12/31/05         1.06           -            -             0.25%            6.4%
05/20/05         1.00           -            -             0.25%            0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.83           -     $      -             0.00%          -33.9%
12/31/07         1.25           -            -             0.00%            5.0%
12/31/06         1.19           -            -             0.00%           12.1%
12/31/05         1.07           -            -             0.00%            6.6%
05/20/05         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008          2007          2006          2005
0.8%          0.2%          0.6%          1.2%

                             AUL American Unit Trust
                                     Pioneer
                                Emerging Markets

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      236,286  $      485,998          15,423
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $      236,286
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      234,642         365,862  $         0.64
Band 100                                     -               -              0.64
Band 75                                      -               -              0.65
Band 50                                      -               -              0.65
Band 25                                      -               -              0.66
Band 0                                     1,644           2,494            0.66
                                  --------------  --------------
Total                             $      236,286         368,356
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $        2,850
  Mortality & expense charges                                             (4,687)
                                                                  --------------
  Net investment income (loss)                                            (1,837)
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                               (38,867)
  Realized gain distributions                                              5,324
  Net change in unrealized appreciation (depreciation)                  (285,025)
                                                                  --------------
  Net gain (loss)                                                       (318,568)
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (320,405)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended         Year ended
                                                               12/31/2008         12/31/2007
                                                             ------------      -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               $     (1,837)     $      (2,104)
  Net realized gain (loss)                                        (38,867)             1,014
  Realized gain distributions                                       5,324             30,306
  Net change in unrealized appreciation (depreciation)           (285,025)            35,316
                                                             ------------      -------------
Increase (decrease) in net assets from operations                (320,405)            64,532
                                                             ------------      -------------
Contract owner transactions:
  Proceeds from units sold                                        381,269            376,143
  Cost of units redeemed                                          (89,285)          (175,968)
                                                             ------------      -------------
  Increase (decrease)                                             291,984            200,175
                                                             ------------      -------------
Net increase (decrease)                                           (28,421)           264,707
Net assets, beginning                                             264,707                -
                                                             ------------      -------------
Net assets, ending                                           $    236,286      $     264,707
                                                             ============      =============
Units sold                                                        310,361            304,978
Units redeemed                                                   (109,002)          (137,981)
                                                             ------------      -------------
Net increase (decrease)                                           201,359            166,997
Units outstanding, beginning                                      166,997                -
                                                             ------------      -------------
Units outstanding, ending                                         368,356            166,997
                                                             ============      =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $       757,415
Cost of units redeemed                                                  (265,253)
Net investment income (loss)                                              (3,941)
Net realized gain (loss)                                                 (37,853)
Realized gain distributions                                               35,630
Net change in unrealized appreciation (depreciation)                    (249,712)
                                                                 ---------------
                                                                 $       236,286
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.64           366   $      235           1.25%          -59.5%
12/31/07         1.59           167          265           1.25%           40.2%
12/31/06         1.13           -            -             1.25%           13.1%
10/24/06         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.64           -     $      -             1.00%          -59.4%
12/31/07         1.59           -            -             1.00%           40.5%
12/31/06         1.13           -            -             1.00%           13.1%
10/24/06         1.00           -            -             1.00%            0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.65           -     $      -             0.75%          -59.3%
12/31/07         1.59           -            -             0.75%           40.9%
12/31/06         1.13           -            -             0.75%           13.2%
10/24/06         1.00           -            -             0.75%            0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.65           -     $      -             0.50%          -59.2%
12/31/07         1.60           -            -             0.50%           41.3%
12/31/06         1.13           -            -             0.50%           13.2%
10/24/06         1.00           -            -             0.50%            0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.66           -     $      -             0.25%          -59.1%
12/31/07         1.60           -            -             0.25%           41.6%
12/31/06         1.13           -            -             0.25%           13.3%
10/24/06         1.00           -            -             0.25%            0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.66            2    $        2           0.00%          -59.0%
12/31/07         1.61        -               -             0.00%           42.0%
12/31/06         1.13        -               -             0.00%           13.3%
10/24/06         1.00        -               -             0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008          2007          2006
1.1%          0.0%          0.0%

                             AUL American Unit Trust
                                     Pioneer
                                 Bond (Class R)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      542,456  $      604,233          65,434
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $      542,456
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      542,456         537,299  $         1.01
Band 100                                     -               -              1.02
Band 75                                      -               -              1.03
Band 50                                      -               -              1.04
Band 25                                      -               -              1.05
Band 0                                       -               -              1.06
                                  --------------  --------------
Total                             $      542,456         537,299
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $       29,569
  Mortality & expense charges                                             (6,920)
                                                                  --------------
  Net investment income (loss)                                            22,649
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                (3,189)
  Realized gain distributions                                              7,007
  Net change in unrealized appreciation (depreciation)                   (66,349)
                                                                  --------------
  Net gain (loss)                                                        (62,531)
                                                                  --------------
Increase (decrease) in net assets from operations                 $      (39,882)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                Year ended         Year ended
                                                                12/31/2008         12/31/2007
                                                            --------------     --------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $       22,649     $        6,680
  Net realized gain (loss)                                          (3,189)            (1,113)
  Realized gain distributions                                        7,007                -
  Net change in unrealized appreciation
  (depreciation)                                                   (66,349)             3,986
                                                            --------------     --------------
Increase (decrease) in net assets from operations                  (39,882)             9,553
                                                            --------------     --------------
Contract owner transactions:
  Proceeds from units sold                                         440,730            443,131
  Cost of units redeemed                                          (168,302)          (195,147)
                                                            --------------     --------------
  Increase (decrease)                                              272,428            247,984
                                                            --------------     --------------
Net increase (decrease)                                            232,546            257,537
Net assets, beginning                                              309,910             52,373
                                                            --------------     --------------
Net assets, ending                                          $      542,456     $      309,910
                                                            ==============     ==============
Units sold                                                         452,638            425,823
Units redeemed                                                    (203,674)          (188,496)
                                                            --------------     --------------
Net increase (decrease)                                            248,964            237,327
Units outstanding, beginning                                       288,335             51,008
                                                            --------------     --------------
Units outstanding, ending                                          537,299            288,335
                                                            ==============     ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $       935,042
Cost of units redeemed                                                  (363,457)
Net investment income (loss)                                              29,941
Net realized gain (loss)                                                  (4,300)
Realized gain distributions                                                7,007
Net change in unrealized appreciation (depreciation)                     (61,777)
                                                                 ---------------
                                                                 $       542,456
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.01           537   $      542           1.25%           -6.1%
12/31/07         1.07           288          310           1.25%            4.7%
12/31/06         1.03            51           52           1.25%            1.7%
12/31/05         1.01           -            -             1.25%            1.0%
05/23/05         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.02           -     $      -             1.00%           -5.8%
12/31/07         1.08           -            -             1.00%            4.9%
12/31/06         1.03           -            -             1.00%            2.3%
12/31/05         1.01           -            -             1.00%            0.8%
05/23/05         1.00           -            -             1.00%            0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.03           -     $      -             0.75%           -5.6%
12/31/07         1.09           -            -             0.75%            5.2%
12/31/06         1.04           -            -             0.75%            2.5%
12/31/05         1.01           -            -             0.75%            1.0%
05/23/05         1.00           -            -             0.75%            0.0%

                                     BAND 50
--------------------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.04           -     $      -             0.50%           -5.4%
12/31/07         1.10           -            -             0.50%            5.5%
12/31/06         1.04           -            -             0.50%            2.8%
12/31/05         1.01           -            -             0.50%            1.1%
05/23/05         1.00           -            -             0.50%            0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.05           -     $      -             0.25%           -5.1%
12/31/07         1.10           -            -             0.25%            5.7%
12/31/06         1.04           -            -             0.25%            3.1%
12/31/05         1.01           -            -             0.25%            1.3%
05/23/05         1.00           -            -             0.25%            0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.06           -     $      -             0.00%           -4.9%
12/31/07         1.11           -            -             0.00%            6.0%
12/31/06         1.05           -            -             0.00%            3.3%
12/31/05         1.01           -            -             0.00%            1.4%
05/23/05         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008        2007        2006        2005
6.9%        5.1%        3.3%        0.0%

                             AUL American Unit Trust
                                     Pioneer
                                 Small Cap Value

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $       43,055  $       76,248           2,985
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $       43,055
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $       43,055          59,885  $         0.72
Band 100                                     -               -              0.73
Band 75                                      -               -              0.73
Band 50                                      -               -              0.74
Band 25                                      -               -              0.75
Band 0                                       -               -              0.75
                                  --------------  --------------
Total                             $       43,055          59,885
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $          -
  Mortality & expense charges                                               (730)
                                                                  --------------
  Net investment income (loss)                                              (730)
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                               (15,396)
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                   (12,700)
                                                                  --------------
  Net gain (loss)                                                        (28,096)
                                                                  --------------
Increase (decrease) in net assets from operations                 $      (28,826)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                Year ended         Year ended
                                                                12/31/2008         12/31/2007
                                                            --------------     --------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $         (730)    $       (1,008)
  Net realized gain (loss)                                         (15,396)            (1,692)
  Realized gain distributions                                          -               14,307
  Net change in unrealized appreciation
  (depreciation)                                                   (12,700)           (20,511)
                                                            --------------     --------------
Increase (decrease) in net assets from operations                  (28,826)            (8,904)
                                                            --------------     --------------
Contract owner transactions:
  Proceeds from units sold                                          24,778             73,489
  Cost of units redeemed                                           (22,782)           (44,938)
                                                            --------------     --------------
  Increase (decrease)                                                1,996             28,551
                                                            --------------     --------------
Net increase (decrease)                                            (26,830)            19,647
Net assets, beginning                                               69,885             50,238
                                                            --------------     --------------
Net assets, ending                                          $       43,055     $       69,885
                                                            ==============     ==============
Units sold                                                          24,249             56,299
Units redeemed                                                     (23,567)           (35,805)
                                                            --------------     --------------
Net increase (decrease)                                                682             20,494
Units outstanding, beginning                                        59,203             38,709
                                                            --------------     --------------
Units outstanding, ending                                           59,885             59,203
                                                            ==============     ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $       151,680
Cost of units redeemed                                                   (74,758)
Net investment income (loss)                                              (1,968)
Net realized gain (loss)                                                 (17,406)
Realized gain distributions                                               18,700
Net change in unrealized appreciation (depreciation)                     (33,193)
                                                                 ---------------
                                                                 $        43,055
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.72            60   $       43           1.25%           -39.1%
12/31/07         1.18            59           70           1.25%            -9.2%
12/31/06         1.30            39           50           1.25%            13.0%
12/31/05         1.15           -            -             1.25%            15.0%
05/23/05         1.00           -            -             1.25%             0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.73           -     $      -             1.00%           -38.9%
12/31/07         1.19           -            -             1.00%            -8.9%
12/31/06         1.30           -            -             1.00%            12.9%
12/31/05         1.16           -            -             1.00%            15.5%
05/23/05         1.00           -            -             1.00%             0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.73           -     $      -             0.75%           -38.8%
12/31/07         1.20           -            -             0.75%            -8.7%
12/31/06         1.31           -            -             0.75%            13.2%
12/31/05         1.16           -            -             0.75%            15.7%
05/23/05         1.00           -            -             0.75%             0.0%
                                     BAND 50
--------------------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.74           -     $      -             0.50%          -38.6%
12/31/07         1.20           -            -             0.50%           -8.5%
12/31/06         1.32           -            -             0.50%           13.5%
12/31/05         1.16           -            -             0.50%           15.9%
05/23/05         1.00           -            -             0.50%            0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.75           -     $      -             0.25%          -38.5%
12/31/07         1.21           -            -             0.25%           -8.2%
12/31/06         1.32           -            -             0.25%           13.8%
12/31/05         1.16           -            -             0.25%           16.1%
05/23/05         1.00           -            -             0.25%            0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.75           -     $      -             0.00%          -38.3%
12/31/07         1.22           -            -             0.00%           -8.0%
12/31/06         1.33           -            -             0.00%           14.1%
12/31/05         1.16           -            -             0.00%           16.2%
05/23/05         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008        2007        2006        2005
0.0%        0.0%        0.0%        0.0%

                             AUL American Unit Trust
                                     Pioneer
                           Oak Ridge Large Cap Growth

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $          -    $          -               -
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $          -
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $          -               -    $         0.71
Band 100                                     -               -              0.72
Band 75                                      -               -              0.72
Band 50                                      -               -              0.73
Band 25                                      -               -              0.73
Band 0                                       -               -              0.74
                                  --------------  --------------
Total                             $          -               -
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $          -
  Mortality & expense charges                                                 (1)
                                                                  --------------
  Net investment income (loss)                                                (1)
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                   (67)
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                        29
                                                                  --------------
  Net gain (loss)                                                            (38)
                                                                  --------------
Increase (decrease) in net assets from operations                 $          (39)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                Year ended         Year ended
                                                                12/31/2008         12/31/2007
                                                            --------------     --------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $           (1)    $           (2)
  Net realized gain (loss)                                             (67)               -
  Realized gain distributions                                          -                   28
  Net change in unrealized appreciation
  (depreciation)                                                        29                (29)
                                                            --------------     --------------
Increase (decrease) in net assets from operations                      (39)                (3)
                                                            --------------     --------------
Contract owner transactions:
 Proceeds from units sold                                              -                  413
 Cost of units redeemed                                               (370)                (1)
                                                            --------------     --------------
 Increase (decrease)                                                  (370)               412
                                                            --------------     --------------
Net increase (decrease)                                               (409)               409
Net assets, beginning                                                  409                -
                                                            --------------     --------------
Net assets, ending                                          $          -       $          409
                                                            ==============     ==============
Units sold                                                             -                  352
Units redeemed                                                        (351)                (1)
                                                            --------------     --------------
Net increase (decrease)                                               (351)               351
Units outstanding, beginning                                           351                -
                                                            --------------     --------------
Units outstanding, ending                                              -                  351
                                                            ==============     ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $           413
Cost of units redeemed                                                      (371)
Net investment income (loss)                                                  (3)
Net realized gain (loss)                                                     (67)
Realized gain distributions                                                   28
Net change in unrealized appreciation (depreciation)                         -
                                                                 ---------------
                                                                 $           -
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.71           -     $      -             1.25%          -39.2%
12/31/07         1.17             0            0           1.25%            5.9%
12/31/06         1.10           -            -             1.25%            1.0%
12/31/05         1.09           -            -             1.25%            9.0%
05/23/05         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.72           -     $      -             1.00%          -39.0%
12/31/07         1.17           -            -             1.00%            6.2%
12/31/06         1.11           -            -             1.00%            1.4%
12/31/05         1.09           -            -             1.00%            9.0%
05/23/05         1.00           -            -             1.00%            0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.72           -     $      -             0.75%          -38.9%
12/31/07         1.18           -            -             0.75%            6.4%
12/31/06         1.11           -            -             0.75%            1.7%
12/31/05         1.09           -            -             0.75%            9.1%
05/23/05         1.00           -            -             0.75%            0.0%

                                     BAND 50
--------------------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.73           -     $      -             0.50%          -38.7%
12/31/07         1.19           -            -             0.50%            6.7%
12/31/06         1.11           -            -             0.50%            1.9%
12/31/05         1.09           -            -             0.50%            9.3%
05/23/05         1.00           -            -             0.50%            0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.73           -     $      -             0.25%          -38.6%
12/31/07         1.20           -            -             0.25%            7.0%
12/31/06         1.12           -            -             0.25%            2.2%
12/31/05         1.09           -            -             0.25%            9.5%
05/23/05         1.00           -            -             0.25%            0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.74           -     $      -             0.00%          -38.4%
12/31/07         1.20           -            -             0.00%            7.2%
12/31/06         1.12           -            -             0.00%            2.4%
12/31/05         1.10           -            -             0.00%            9.6%
05/23/05         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008        2007        2006        2005
0.0%        0.0%        0.0%        0.0%

                             AUL American Unit Trust
                                     Pioneer
                             Pioneer Fund (Class R)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $       58,839  $       67,498           2,017
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $       58,839
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $       58,839          76,190  $         0.77
Band 100                                     -               -              0.78
Band 75                                      -               -              0.79
Band 50                                      -               -              0.79
Band 25                                      -               -              0.80
Band 0                                       -               -              0.81
                                  --------------  --------------
Total                             $       58,839          76,190
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $        1,002
  Mortality & expense charges                                             (1,240)
                                                                  --------------
  Net investment income (loss)                                              (238)
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                               (42,431)
  Realized gain distributions                                              1,613
  Net change in unrealized appreciation (depreciation)                     2,474
                                                                  --------------
  Net gain (loss)                                                        (38,344)
                                                                  --------------
Increase (decrease) in net assets from operations                 $      (38,582)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                Year ended         Year ended
                                                                12/31/2008         12/31/2007
                                                            --------------     --------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $         (238)    $         (528)
  Net realized gain (loss)                                         (42,431)             3,165
  Realized gain distributions                                        1,613              9,849
  Net change in unrealized appreciation
  (depreciation)                                                     2,474            (10,837)
                                                            --------------     --------------
Increase (decrease) in net assets from operations                  (38,582)             1,649
                                                            --------------     --------------
Contract owner transactions:
  Proceeds from units sold                                          42,805            133,125
  Cost of units redeemed                                           (82,083)           (22,118)
                                                            --------------     --------------
  Increase (decrease)                                              (39,278)           111,007
                                                            --------------     --------------
Net increase (decrease)                                            (77,860)           112,656
Net assets, beginning                                              136,699             24,043
                                                            --------------     --------------
Net assets, ending                                          $       58,839     $      136,699
                                                            ==============     ==============
Units sold                                                          56,634            111,809
Units redeemed                                                     (95,005)           (18,051)
                                                            --------------     --------------
Net increase (decrease)                                            (38,371)            93,758
Units outstanding, beginning                                       114,561             20,803
                                                            --------------     --------------
Units outstanding, ending                                           76,190            114,561
                                                            ==============     ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $       201,210
Cost of units redeemed                                                  (105,822)
Net investment income (loss)                                                (785)
Net realized gain (loss)                                                 (39,238)
Realized gain distributions                                               12,133
Net change in unrealized appreciation (depreciation)                      (8,659)
                                                                 ---------------
                                                                 $        58,839
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.77            76   $       59           1.25%          -35.3%
12/31/07         1.19           115          137           1.25%            3.2%
12/31/06         1.16            21           24           1.25%            8.0%
12/31/05         1.07           -            -             1.25%            7.0%
05/23/05         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.78           -     $      -             1.00%          -35.1%
12/31/07         1.20           -            -             1.00%            3.5%
12/31/06         1.16           -            -             1.00%            8.6%
12/31/05         1.07           -            -             1.00%            6.9%
05/23/05         1.00           -            -             1.00%            0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.79           -     $      -             0.75%          -35.0%
12/31/07         1.21           -            -             0.75%            3.8%
12/31/06         1.17           -            -             0.75%            8.8%
12/31/05         1.07           -            -             0.75%            7.0%
05/23/05         1.00           -            -             0.75%            0.0%

                                     BAND 50
--------------------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.79           -     $      -             0.50%          -34.8%
12/31/07         1.22           -            -             0.50%            4.0%
12/31/06         1.17           -            -             0.50%            9.1%
12/31/05         1.07           -            -             0.50%            7.2%
05/23/05         1.00           -            -             0.50%            0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.80           -     $      -             0.25%          -34.6%
12/31/07         1.22           -            -             0.25%            4.3%
12/31/06         1.17           -            -             0.25%            9.4%
12/31/05         1.07           -            -             0.25%            7.4%
05/23/05         1.00           -            -             0.25%            0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.81           -     $      -             0.00%          -34.5%
12/31/07         1.23           -            -             0.00%            4.5%
12/31/06         1.18           -            -             0.00%            9.7%
12/31/05         1.08           -            -             0.00%            7.5%
05/23/05         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008        2007        2006        2005
1.0%        1.1%        0.5%        0.0%

                             AUL American Unit Trust
                                     Pioneer
                       Equity Income (Class A) (unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $          -    $          -               -
Receivables: investments sold                     ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $          -
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $          -               -    $         0.68
Band 100                                     -               -              0.68
Band 75                                      -               -              0.68
Band 50                                      -               -              0.68
Band 25                                      -               -              0.68
Band 0                                       -               -              0.69
                                  --------------  --------------
Total                             $          -               -
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $          -
  Mortality & expense charges                                                -
                                                                  --------------
  Net investment income (loss)                                               -
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                   -
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                       -
                                                                  --------------
  Net gain (loss)                                                            -
                                                                  --------------
Increase (decrease) in net assets from operations                 $          -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                               For the period
                                                                Year ended   from 11/12/07 to
                                                                12/31/2008           12/31/07
                                                            --------------   ----------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $          -       $          -
  Net realized gain (loss)                                             -                  -
  Realized gain distributions                                          -                  -
  Net change in unrealized appreciation
  (depreciation)                                                       -                  -
                                                            --------------     --------------
Increase (decrease) in net assets from operations                      -                  -
                                                            --------------     --------------
Contract owner transactions:
  Proceeds from units sold                                                                -
  Cost of units redeemed                                                                  -
                                                            --------------     --------------
  Increase (decrease)                                                  -                  -
                                                            --------------     --------------
Net increase (decrease)                                                -                  -
Net assets, beginning                                                  -                  -
                                                            --------------     --------------
Net assets, ending                                          $          -       $          -
                                                            ==============     ==============
Units sold                                                             -                  -
Units redeemed                                                         -                  -
                                                            --------------     --------------
Net increase (decrease)                                                -                  -
Units outstanding, beginning                                           -                  -
                                                            --------------     --------------
Units outstanding, ending                                              -                  -
                                                            ==============     ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $           -
Cost of units redeemed                                                       -
Net investment income (loss)                                                 -
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                                 ---------------
                                                                 $           -
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.68           -     $      -             1.25%          -30.9%
12/31/07         0.98           -            -             1.25%           -2.0%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.68           -     $      -             1.00%          -30.7%
12/31/07         0.98           -            -             1.00%           -2.0%
11/12/07         1.00           -            -             1.00%            0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.68           -     $      -             0.75%          -30.5%
12/31/07         0.98           -            -             0.75%           -2.0%
11/12/07         1.00           -            -             0.75%            0.0%

                                     BAND 50
--------------------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.68           -     $      -             0.50%          -30.4%
12/31/07         0.98           -            -             0.50%           -1.9%
11/12/07         1.00           -            -             0.50%            0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.68           -     $      -             0.25%          -30.2%
12/31/07         0.98           -            -             0.25%           -1.9%
11/12/07         1.00           -            -             0.25%            0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.69           -     $      -             0.00%          -30.0%
12/31/07         0.98           -            -             0.00%           -1.9%
11/12/07         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008        2007
0.0%        0.0%

                             AUL American Unit Trust
                                     Pioneer
                             Equity Income (Class R)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $          416  $          405              20
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $          416
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $          416             616  $         0.68
Band 100                                     -               -              0.68
Band 75                                      -               -              0.68
Band 50                                      -               -              0.68
Band 25                                      -               -              0.68
Band 0                                       -               -              0.68
                                  --------------  --------------
Total                             $          416             616
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $            2
  Mortality & expense charges                                                -
                                                                  --------------
  Net investment income (loss)                                                 2
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                   -
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                        11
                                                                  --------------
  Net gain (loss)                                                             11
                                                                  --------------
Increase (decrease) in net assets from operations                 $           13
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                               For the period
                                                                Year ended   from 11/12/07 to
                                                                12/31/2008           12/31/07
                                                            --------------   ----------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $            2     $          -
  Net realized gain (loss)                                             -                  -
  Realized gain distributions                                          -                  -
  Net change in unrealized appreciation
  (depreciation)                                                        11                -
                                                            --------------     --------------
Increase (decrease) in net assets from operations                       13                -
                                                            --------------     --------------
Contract owner transactions:
  Proceeds from units sold                                             403                -
  Cost of units redeemed                                               -                  -
                                                            --------------     --------------
  Increase (decrease)                                                  403                -
                                                            --------------     --------------
Net increase (decrease)                                                416                -
Net assets, beginning                                                  -                  -
                                                            --------------     --------------
Net assets, ending                                          $          416     $          -
                                                            ==============     ==============
Units sold                                                             616                -
Units redeemed                                                         -                  -
                                                            --------------     --------------
Net increase (decrease)                                                616                -
Units outstanding, beginning                                           -                  -
                                                            --------------     --------------
Units outstanding, ending                                              616                -
                                                            ==============     ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $           403
Cost of units redeemed                                                       -
Net investment income (loss)                                                   2
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                          11
                                                                 ---------------
                                                                 $           416
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.68             1   $        0           1.25%          -31.0%
12/31/07         0.98           -            -             1.25%           -2.1%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.68           -     $      -             1.00%          -30.9%
12/31/07         0.98           -            -             1.00%           -2.1%
11/12/07         1.00           -            -             1.00%            0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.68           -     $      -             0.75%          -30.7%
12/31/07         0.98           -            -             0.75%           -2.0%
11/12/07         1.00           -            -             0.75%            0.0%

                                     BAND 50
--------------------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.68           -     $      -             0.50%          -30.5%
12/31/07         0.98           -            -             0.50%           -2.0%
11/12/07         1.00           -            -             0.50%            0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.68           -     $      -             0.25%          -30.3%
12/31/07         0.98           -            -             0.25%           -2.0%
11/12/07         1.00           -            -             0.25%            0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.68           -     $      -             0.00%          -30.2%
12/31/07         0.98           -            -             0.00%           -1.9%
11/12/07         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008        2007
1.0%        0.0%

                             AUL American Unit Trust
                                       AIM
                                 Dynamics Funds

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          376,013    $          614,008                   29,795
Receivables: investments sold                      -      ==================     ====================
Payables: investments redeemed                     -
                                    ------------------
Net assets                          $          376,013
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          376,013               238,095     $               1.58
Band 100                                           -                     -                       1.60
Band 75                                            -                     -                       1.62
Band 50                                            -                     -                       1.64
Band 25                                            -                     -                       1.66
Band 0                                             -                     -                       1.88
                                    ------------------    ------------------
Total                               $          376,013               238,095
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                                $                -
  Mortality & expense charges                                                                  (6,461)
                                                                                 --------------------
  Net investment income (loss)                                                                 (6,461)
                                                                                 --------------------
Gain (loss) on investments:
  Net realized gain (loss)                                                                     20,971
  Realized gain distributions                                                                     -
  Net change in unrealized appreciation (depreciation)                                       (338,790)
                                                                                 --------------------
  Net gain (loss)                                                                            (317,819)
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $           (324,280)
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2008             12/31/2007
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               $          (6,461)    $           (6,972)
  Net realized gain (loss)                                              20,971                 35,734
  Realized gain distributions                                              -                      -
  Net change in unrealized appreciation (depreciation)                (338,790)                22,646
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                     (324,280)                51,408
                                                             -----------------     ------------------
Contract owner transactions:
  Proceeds from units sold                                             429,574                144,879
  Cost of units redeemed                                              (309,368)              (105,659)
                                                             -----------------     ------------------
  Increase (decrease)                                                  120,206                 39,220
                                                             -----------------     ------------------
Net increase (decrease)                                               (204,074)                90,628
Net assets, beginning                                                  580,087                489,459
                                                             -----------------     ------------------
Net assets, ending                                           $         376,013     $          580,087
                                                             =================     ==================
Units sold                                                             198,514                 48,732
Units redeemed                                                        (152,438)               (36,464)
                                                             -----------------     ------------------
Net increase (decrease)                                                 46,076                 12,268
Units outstanding, beginning                                           192,019                179,751
                                                             -----------------     ------------------
Units outstanding, ending                                              238,095                192,019
                                                             =================     ==================

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $   1,213,126
Cost of units redeemed                                                                       (672,351)
Net investment income (loss)                                                                  (24,916)
Net realized gain (loss)                                                                       98,149
Realized gain distributions                                                                       -
Net change in unrealized appreciation (depreciation)                                         (237,995)
                                                                                        -------------
                                                                                        $     376,013
                                                                                        =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     1.58          238     $      376          1.25%         -47.7%
12/31/07          3.02          192            580          1.25%          10.9%
12/31/06          2.72          180            489          1.25%          14.9%
12/31/05          2.37          104            247          1.25%           9.2%
12/31/04          2.17          112            244          1.25%          10.7%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     1.60         -        $     -             1.00%         -47.6%
12/31/07          3.05         -              -             1.00%          11.2%
12/31/06          2.75         -              -             1.00%          15.4%
12/31/05          2.38         -              -             1.00%           9.3%
12/31/04          2.18         -              -             1.00%          10.8%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     1.62         -        $     -             0.75%         -47.5%
12/31/07          3.09         -              -             0.75%          11.5%
12/31/06          2.77         -              -             0.75%          15.7%
12/31/05          2.39         -              -             0.75%           9.5%
12/31/04          2.18         -              -             0.75%          11.1%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     1.64         -        $     -             0.50%         -47.3%
12/31/07          3.12         -              -             0.50%          11.8%
12/31/06          2.79         -              -             0.50%          15.9%
12/31/05          2.41         -              -             0.50%           9.8%
12/31/04          2.19         -              -             0.50%          11.4%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     1.66         -        $     -             0.25%         -47.2%
12/31/07          3.15         -              -             0.25%          12.1%
12/31/06          2.81         -              -             0.25%          16.2%
12/31/05          2.42         -              -             0.25%          10.1%
12/31/04          2.20         -              -             0.25%          11.7%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     1.88         -        $     -             0.00%         -47.1%
12/31/07          3.54         -              -             0.00%          12.3%
12/31/06          3.15         -              -             0.00%          16.5%
12/31/05          2.71         -              -             0.00%          10.4%
12/31/04          2.45         -              -             0.00%          11.7%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008         2007           2006          2005          2004
0.0%         0.0%           0.0%          0.0%          0.0%

                             AUL American Unit Trust
                                       AIM
                               Financial Services

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          104,760    $          264,661                   17,173
Receivables: investments sold                      -      ==================     ====================
Payables: investments purchased                    -
                                    ------------------
Net assets                          $          104,760
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          104,760               258,646     $               0.41
Band 100                                           -                     -                       0.41
Band 75                                            -                     -                       0.42
Band 50                                            -                     -                       0.42
Band 25                                            -                     -                       0.43
Band 0                                             -                     -                       0.45
                                    ------------------    ------------------
Total                               $          104,760               258,646
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                                $              1,846
  Mortality & expense charges                                                                  (2,066)
                                                                                 --------------------
  Net investment income (loss)                                                                   (220)
                                                                                 --------------------
Gain (loss) on investments:
  Net realized gain (loss)                                                                   (110,939)
  Realized gain distributions                                                                  15,003
  Net change in unrealized appreciation (depreciation)                                        (52,026)
                                                                                 --------------------
  Net gain (loss)                                                                            (147,962)
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $           (148,182)
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2008             12/31/2007
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               $            (220)    $              801
  Net realized gain (loss)                                            (110,939)               (10,330)
  Realized gain distributions                                           15,003                 30,913
  Net change in unrealized appreciation (depreciation)                 (52,026)              (100,394)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                     (148,182)               (79,010)
                                                             -----------------     ------------------
Contract owner transactions:
  Proceeds from units sold                                             126,165                 71,764
  Cost of units redeemed                                              (103,227)              (104,153)
                                                             -----------------     ------------------
  Increase (decrease)                                                   22,938                (32,389)
                                                             -----------------     ------------------
Net increase (decrease)                                               (125,244)              (111,399)
Net assets, beginning                                                  230,004                341,403
                                                             -----------------     ------------------
Net assets, ending                                           $         104,760     $          230,004
                                                             =================     ==================
Units sold                                                             169,845                 59,834
Units redeemed                                                        (134,064)               (88,764)
                                                             -----------------     ------------------
Net increase (decrease)                                                 35,781                (28,930)
Units outstanding, beginning                                           222,865                251,795
                                                             -----------------     ------------------
Units outstanding, ending                                              258,646                222,865
                                                             =================     ==================

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $     736,093
Cost of units redeemed                                                                       (470,740)
Net investment income (loss)                                                                      290
Net realized gain (loss)                                                                     (112,252)
Realized gain distributions                                                                   111,270
Net change in unrealized appreciation (depreciation)                                         (159,901)
                                                                                        -------------
                                                                                        $     104,760
                                                                                        =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.41          259     $      105          1.25%         -60.8%
12/31/07          1.03          223            230          1.25%         -23.9%
12/31/06          1.36          252            341          1.25%          14.9%
12/31/05          1.18          100            118          1.25%           3.5%
12/31/04          1.14          223            254          1.25%           7.5%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.41          -       $      -            1.00%         -60.7%
12/31/07          1.04          -              -            1.00%         -23.7%
12/31/06          1.37          -              -            1.00%          15.0%
12/31/05          1.19          -              -            1.00%           4.4%
12/31/04          1.14          -              -            1.00%           7.4%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.42          -       $      -            0.75%         -60.6%
12/31/07          1.05          -              -            0.75%         -23.5%
12/31/06          1.38          -              -            0.75%          15.4%
12/31/05          1.19          -              -            0.75%           4.6%
12/31/04          1.14          -              -            0.75%           7.7%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.42          -       $      -            0.50%         -60.5%
12/31/07          1.07          -              -            0.50%         -23.3%
12/31/06          1.39          -              -            0.50%          15.7%
12/31/05          1.20          -              -            0.50%           4.8%
12/31/04          1.15          -              -            0.50%           7.9%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.43          -       $      -            0.25%         -60.4%
12/31/07          1.08          -              -            0.25%         -23.1%
12/31/06          1.40          -              -            0.25%          16.0%
12/31/05          1.21          -              -            0.25%           5.1%
12/31/04          1.15          -              -            0.25%           8.2%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.45          -       $      -            0.00%         -60.3%
12/31/07          1.12          -              -            0.00%         -22.9%
12/31/06          1.46          -              -            0.00%          16.3%
12/31/05          1.25          -              -            0.00%           5.3%
12/31/04          1.19          -              -            0.00%           8.7%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008         2007           2006          2005          2004
1.1%         1.7%           1.8%          0.8%          1.0%

                             AUL American Unit Trust
                                       AIM
                               Global Health Care

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          328,320    $          467,536                   16,383
Receivables: investments sold                      -      ==================     ====================
Payables: investments purchased                    -
                                    ------------------
Net assets                          $          328,320
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          328,320               354,406     $               0.93
Band 100                                           -                     -                       0.94
Band 75                                            -                     -                       0.95
Band 50                                            -                     -                       0.96
Band 25                                            -                     -                       0.98
Band 0                                             -                     -                       1.02
                                    ------------------    ------------------
Total                               $          328,320               354,406
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                                $                -
  Mortality & expense charges                                                                  (4,676)
                                                                                 --------------------
  Net investment income (loss)                                                                 (4,676)
                                                                                 --------------------
Gain (loss) on investments:
  Net realized gain (loss)                                                                     (5,512)
  Realized gain distributions                                                                   9,418
  Net change in unrealized appreciation (depreciation)                                       (126,254)
                                                                                 --------------------
  Net gain (loss)                                                                            (122,348)
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $           (127,024)
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2008             12/31/2007
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               $          (4,676)    $            4,274
  Net realized gain (loss)                                              (5,512)                 4,453
  Realized gain distributions                                            9,418                 28,679
  Net change in unrealized appreciation (depreciation)                (126,254)                 3,431
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                     (127,024)                40,837
                                                             -----------------     ------------------
Contract owner transactions:
  Proceeds from units sold                                              92,029                103,780
  Cost of units redeemed                                               (45,260)              (135,619)
                                                             -----------------     ------------------
  Increase (decrease)                                                   46,769                (31,839)
                                                             -----------------     ------------------
Net increase (decrease)                                                (80,255)                 8,998
Net assets, beginning                                                  408,575                399,577
                                                             -----------------     ------------------
Net assets, ending                                           $         328,320     $          408,575
                                                             =================     ==================
Units sold                                                              85,964                 85,997
Units redeemed                                                         (43,591)              (110,020)
                                                             -----------------     ------------------
Net increase (decrease)                                                 42,373                (24,023)
Units outstanding, beginning                                           312,033                336,056
                                                             -----------------     ------------------
Units outstanding, ending                                              354,406                312,033
                                                             =================     ==================

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $     883,831
Cost of units redeemed                                                                       (535,924)
Net investment income (loss)                                                                  (13,608)
Net realized gain (loss)                                                                       44,010
Realized gain distributions                                                                    89,227
Net change in unrealized appreciation (depreciation)                                         (139,216)
                                                                                        -------------
                                                                                        $     328,320
                                                                                        =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.93          354     $      328          1.25%         -29.3%
12/31/07          1.31          312            409          1.25%          10.1%
12/31/06          1.19          336            400          1.25%           3.4%
12/31/05          1.15          289            332          1.25%           4.9%
12/31/04          1.07          302            323          1.25%           4.9%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.94          -       $      -            1.00%         -29.1%
12/31/07          1.32          -              -            1.00%          10.4%
12/31/06          1.20          -              -            1.00%           3.3%
12/31/05          1.16          -              -            1.00%           7.9%
12/31/04          1.08          -              -            1.00%           5.5%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.95          -       $      -            0.75%         -28.9%
12/31/07          1.34          -              -            0.75%          10.7%
12/31/06          1.21          -              -            0.75%           3.6%
12/31/05          1.17          -              -            0.75%           8.2%
12/31/04          1.08          -              -            0.75%           5.7%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.96          -       $      -            0.50%         -28.7%
12/31/07          1.35          -              -            0.50%          11.0%
12/31/06          1.22          -              -            0.50%           3.8%
12/31/05          1.17          -              -            0.50%           8.5%
12/31/04          1.08          -              -            0.50%           6.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.98          -       $      -            0.25%         -28.5%
12/31/07          1.37          -              -            0.25%          11.2%
12/31/06          1.23          -              -            0.25%           4.1%
12/31/05          1.18          -              -            0.25%         -36.3%
12/31/04          1.85          -              -            0.25%          81.3%

                                   BAND 0
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     1.02          -       $      -            0.00%         -28.4%
12/31/07          1.42          -              -            0.00%          11.5%
12/31/06          1.28          -              -            0.00%           4.4%
12/31/05          1.22          -              -            0.00%           9.0%
12/31/04          1.12          -              -            0.00%           6.5%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008         2007           2006          2005          2004
0.0%         2.3%           0.0%          0.0%          0.0%

                             AUL American Unit Trust
                                       AIM
                                   Technology

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          127,343    $          207,835                    7,508
Receivables: investments sold                      -      ==================     ====================
Payables: investments purchased                    -
                                    ------------------
Net assets                          $          127,343
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          127,343               294,546     $               0.43
Band 100                                           -                     -                       0.44
Band 75                                            -                     -                       0.44
Band 50                                            -                     -                       0.45
Band 25                                            -                     -                       0.46
Band 0                                             -                     -                       0.48
                                    ------------------    ------------------
Total                               $          127,343               294,546
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                                $                -
  Mortality & expense charges                                                                  (2,097)
                                                                                 --------------------
  Net investment income (loss)                                                                 (2,097)
                                                                                 --------------------
Gain (loss) on investments:
  Net realized gain (loss)                                                                       (578)
  Realized gain distributions                                                                     -
  Net change in unrealized appreciation (depreciation)                                        (94,137)
                                                                                 --------------------
  Net gain (loss)                                                                             (94,715)
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            (96,812)
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2008             12/31/2007
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               $          (2,097)    $           (3,030)
  Net realized gain (loss)                                                (578)                31,189
  Realized gain distributions                                              -                      -
  Net change in unrealized appreciation (depreciation)                 (94,137)               (10,399)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      (96,812)                17,760
                                                             -----------------     ------------------
Contract owner transactions:
  Proceeds from units sold                                              40,711                (51,631)
  Cost of units redeemed                                                (8,600)               (41,800)
                                                             -----------------     ------------------
  Increase (decrease)                                                   32,111                (93,431)
                                                             -----------------     ------------------
Net increase (decrease)                                                (64,701)               (75,671)
Net assets, beginning                                                  192,044                267,715
                                                             -----------------     ------------------
Net assets, ending                                           $         127,343     $          192,044
                                                             =================     ==================
Units sold                                                              68,521                 78,346
Units redeemed                                                         (17,182)              (194,369)
                                                             -----------------     ------------------
Net increase (decrease)                                                 51,339               (116,023)
Units outstanding, beginning                                           243,207                359,230
                                                             -----------------     ------------------
Units outstanding, ending                                              294,546                243,207
                                                             =================     ==================

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $     790,121
Cost of units redeemed                                                                       (626,421)
Net investment income (loss)                                                                  (13,808)
Net realized gain (loss)                                                                       57,943
Realized gain distributions                                                                       -
Net change in unrealized appreciation (depreciation)                                          (80,492)
                                                                                        -------------
                                                                                        $     127,343
                                                                                        =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.43          295     $      127          1.25%         -45.2%
12/31/07          0.79          243            192          1.25%           6.1%
12/31/06          0.74          359            268          1.25%           7.9%
12/31/05          0.69          288            199          1.25%           1.5%
12/31/04          0.68          266            181          1.25%           1.5%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.44          -       $      -            1.00%         -45.1%
12/31/07          0.80          -              -            1.00%           6.4%
12/31/06          0.75          -              -            1.00%           8.5%
12/31/05          0.69          -              -            1.00%           1.1%
12/31/04          0.68          -              -            1.00%           2.3%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.44          -       $      -            0.75%         -45.0%
12/31/07          0.81          -              -            0.75%           6.6%
12/31/06          0.76          -              -            0.75%           9.2%
12/31/05          0.69          -              -            0.75%           1.1%
12/31/04          0.69          -              -            0.75%           2.6%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.45          -       $      -            0.50%         -44.8%
12/31/07          0.82          -              -            0.50%           6.8%
12/31/06          0.76          -              -            0.50%           9.5%
12/31/05          0.70          -              -            0.50%           1.3%
12/31/04          0.69          -              -            0.50%           2.8%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.46          -       $      -            0.25%         -44.7%
12/31/07          0.82          -              -            0.25%           7.1%
12/31/06          0.77          -              -            0.25%           9.7%
12/31/05          0.70          -              -            0.25%           1.6%
12/31/04          0.69          -              -            0.25%           3.1%

                                   BAND 0
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.48          -       $      -            0.00%         -44.6%
12/31/07          0.86          -              -            0.00%           7.4%
12/31/06          0.80          -              -            0.00%          10.0%
12/31/05          0.73          -              -            0.00%           1.8%
12/31/04          0.71          -              -            0.00%           3.2%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008         2007           2006          2005          2004
0.0%         0.0%           0.0%          0.0%          0.0%

                             AUL American Unit Trust
                                       AIM
                                     Energy

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          975,609    $        1,744,721                   39,675
Receivables: investments sold                      -      ==================     ====================
Payables: investments purchased                    -
                                    ------------------
Net assets                          $          975,609
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          975,609               554,966     $               1.76
Band 100                                           -                     -                       1.78
Band 75                                            -                     -                       1.80
Band 50                                            -                     -                       1.83
Band 25                                            -                     -                       1.85
Band 0                                             -                     -                       1.94
                                    ------------------    ------------------
Total                               $          975,609               554,966
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                                $                -
  Mortality & expense charges                                                                 (20,148)
                                                                                 --------------------
  Net investment income (loss)                                                                (20,148)
                                                                                 --------------------
Gain (loss) on investments:
  Net realized gain (loss)                                                                    (92,056)
  Realized gain distributions                                                                  15,188
  Net change in unrealized appreciation (depreciation)                                       (752,400)
                                                                                 --------------------
  Net gain (loss)                                                                            (829,268)
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $           (849,416)
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2008             12/31/2007
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               $         (20,148)    $          (13,227)
  Net realized gain (loss)                                             (92,056)                16,594
  Realized gain distributions                                           15,188                301,583
  Net change in unrealized appreciation (depreciation)                (752,400)                74,770
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                     (849,416)               379,720
                                                             -----------------     ------------------
Contract owner transactions:
  Proceeds from units sold                                           1,080,618                879,170
  Cost of units redeemed                                              (888,982)              (316,714)
                                                             -----------------     ------------------
  Increase (decrease)                                                  191,636                562,456
                                                             -----------------     ------------------
Net increase (decrease)                                               (657,780)               942,176
Net assets, beginning                                                1,633,389                691,213
                                                             -----------------     ------------------
Net assets, ending                                           $         975,609     $        1,633,389
                                                             =================     ==================
Units sold                                                             363,936                324,294
Units redeemed                                                        (323,192)              (121,963)
                                                             -----------------     ------------------
Net increase (decrease)                                                 40,744                202,331
Units outstanding, beginning                                           514,222                311,891
                                                             -----------------     ------------------
Units outstanding, ending                                              554,966                514,222
                                                             =================     ==================

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $   3,348,179
Cost of units redeemed                                                                     (2,084,100)
Net investment income (loss)                                                                  (48,400)
Net realized gain (loss)                                                                       75,226
Realized gain distributions                                                                   453,816
Net change in unrealized appreciation (depreciation)                                         (769,112)
                                                                                        -------------
                                                                                        $     975,609
                                                                                        =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     1.76          555    $       976          1.25%         -44.7%
12/31/07          3.18          514          1,633          1.25%          43.3%
12/31/06          2.22          312            691          1.25%           8.1%
12/31/05          2.05          368            755          1.25%          51.9%
12/31/04          1.35           70             94          1.25%          35.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     1.78          -       $      -            1.00%         -44.5%
12/31/07          3.21          -              -            1.00%          43.7%
12/31/06          2.23          -              -            1.00%           8.6%
12/31/05          2.06          -              -            1.00%          52.8%
12/31/04          1.35          -              -            1.00%          34.9%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     1.80          -       $      -            0.75%         -44.4%
12/31/07          3.24          -              -            0.75%          44.1%
12/31/06          2.25          -              -            0.75%           8.8%
12/31/05          2.07          -              -            0.75%          53.2%
12/31/04          1.35          -              -            0.75%          35.3%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     1.83          -       $      -            0.50%         -44.2%
12/31/07          3.28          -              -            0.50%          44.4%
12/31/06          2.27          -              -            0.50%           9.1%
12/31/05          2.08          -              -            0.50%          53.6%
12/31/04          1.36          -              -            0.50%          35.6%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     1.85          -       $      -            0.25%         -44.1%
12/31/07          3.31          -              -            0.25%          44.8%
12/31/06          2.29          -              -            0.25%           9.4%
12/31/05          2.09          -              -            0.25%          54.0%
12/31/04          1.36          -              -            0.25%          35.9%

                                   BAND 0
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     1.94          -       $      -            0.00%         -44.0%
12/31/07          3.46          -              -            0.00%          45.1%
12/31/06          2.38          -              -            0.00%           9.7%
12/31/05          2.17          -              -            0.00%          54.3%
12/31/04          1.41          -              -            0.00%          35.3%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008         2007           2006          2005          2004
0.0%         0.0%           0.0%          0.0%          0.0%

                             AUL American Unit Trust
                                       AIM
                                   Basic Value

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          198,814    $          443,316                   15,061
Receivables: investments sold                      -      ==================     ====================
Payables: investments purchased                    -
                                    ------------------
Net assets                          $          198,814
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          198,814               326,445     $               0.61
Band 100                                           -                     -                       0.62
Band 75                                            -                     -                       0.63
Band 50                                            -                     -                       0.63
Band 25                                            -                     -                       0.64
Band 0                                             -                     -                       0.66
                                    ------------------    ------------------
Total                               $          198,814               326,445
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                                $                691
  Mortality & expense charges                                                                  (3,783)
                                                                                 --------------------
  Net investment income (loss)                                                                 (3,092)
                                                                                 --------------------
Gain (loss) on investments:
  Net realized gain (loss)                                                                     (9,265)
  Realized gain distributions                                                                  23,671
  Net change in unrealized appreciation (depreciation)                                       (213,434)
                                                                                 --------------------
  Net gain (loss)                                                                            (199,028)
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $           (202,120)
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2008             12/31/2007
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               $          (3,092)    $           (1,486)
  Net realized gain (loss)                                              (9,265)                26,559
  Realized gain distributions                                           23,671                 50,819
  Net change in unrealized appreciation (depreciation)                (213,434)               (75,961)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                     (202,120)                   (69)
                                                             -----------------     ------------------
Contract owner transactions:
  Proceeds from units sold                                              85,745                122,387
  Cost of units redeemed                                               (58,529)              (116,328)
                                                             -----------------     ------------------
  Increase (decrease)                                                   27,216                  6,059
                                                             -----------------     ------------------
Net increase (decrease)                                               (174,904)                 5,990
Net assets, beginning                                                  373,718                367,728
                                                             -----------------     ------------------
Net assets, ending                                           $         198,814     $          373,718
                                                             =================     ==================
Units sold                                                              91,176                 93,465
Units redeemed                                                         (56,548)               (88,222)
                                                             -----------------     ------------------
Net increase (decrease)                                                 34,628                  5,243
Units outstanding, beginning                                           291,817                286,574
                                                             -----------------     ------------------
Units outstanding, ending                                              326,445                291,817
                                                             =================     ==================

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $   1,060,243
Cost of units redeemed                                                                       (772,165)
Net investment income (loss)                                                                  (16,571)
Net realized gain (loss)                                                                       77,564
Realized gain distributions                                                                    94,245
Net change in unrealized appreciation (depreciation)                                         (244,502)
                                                                                        -------------
                                                                                        $     198,814
                                                                                        =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.61          326     $      199          1.25%         -52.4%
12/31/07          1.28          292            374          1.25%          -0.2%
12/31/06          1.28          287            368          1.25%          11.6%
12/31/05          1.15          261            300          1.25%           4.5%
12/31/04          1.10          249            274          1.25%           8.9%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.62          -       $      -            1.00%         -52.3%
12/31/07          1.29          -              -            1.00%           0.1%
12/31/06          1.29          -              -            1.00%          12.0%
12/31/05          1.15          -              -            1.00%           4.4%
12/31/04          1.11          -              -            1.00%           9.9%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.63          -       $      -            0.75%         -52.2%
12/31/07          1.31          -              -            0.75%           0.3%
12/31/06          1.30          -              -            0.75%          12.3%
12/31/05          1.16          -              -            0.75%           4.6%
12/31/04          1.11          -              -            0.75%          10.2%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.63          -       $      -            0.50%         -52.1%
12/31/07          1.32          -              -            0.50%           0.6%
12/31/06          1.31          -              -            0.50%          12.6%
12/31/05          1.17          -              -            0.50%           4.9%
12/31/04          1.11          -              -            0.50%          10.5%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.64          -       $      -            0.25%         -52.0%
12/31/07          1.34          -              -            0.25%           0.8%
12/31/06          1.33          -              -            0.25%          12.9%
12/31/05          1.17          -              -            0.25%           5.2%
12/31/04          1.12          -              -            0.25%          10.7%

                                   BAND 0
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.66          -       $      -            0.00%         -51.8%
12/31/07          1.37          -              -            0.00%           1.1%
12/31/06          1.36          -              -            0.00%          13.2%
12/31/05          1.20          -              -            0.00%           5.4%
12/31/04          1.14          -              -            0.00%          11.1%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008         2007           2006          2005          2004
0.2%         0.9%           0.1%          0.0%          0.0%

                             AUL American Unit Trust
                                       AIM
                               Mid Cap Core Equity

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        1,122,655    $        1,757,460                   69,686
Receivables: investments sold                      -      ==================     ====================
Payables: investments purchased                    -
                                    ------------------
Net assets                          $        1,122,655
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        1,122,655             1,042,213     $               1.08
Band 100                                           -                     -                       1.09
Band 75                                            -                     -                       1.11
Band 50                                            -                     -                       1.12
Band 25                                            -                     -                       1.14
Band 0                                             -                     -                       1.17
                                    ------------------    ------------------
Total                               $        1,122,655             1,042,213
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                                $             11,499
  Mortality & expense charges                                                                 (16,188)
                                                                                 --------------------
  Net investment income (loss)                                                                 (4,689)
                                                                                 --------------------
Gain (loss) on investments:
  Net realized gain (loss)                                                                    (57,448)
  Realized gain distributions                                                                  53,409
  Net change in unrealized appreciation (depreciation)                                       (425,157)
                                                                                 --------------------
  Net gain (loss)                                                                            (429,196)
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $           (433,885)
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2008             12/31/2007
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               $          (4,689)    $            3,719
  Net realized gain (loss)                                             (57,448)               (13,036)
  Realized gain distributions                                           53,409                205,262
  Net change in unrealized appreciation (depreciation)                (425,157)               (95,550)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                     (433,885)               100,395
                                                             -----------------     ------------------
Contract owner transactions:
  Proceeds from units sold                                             424,022                246,836
  Cost of units redeemed                                              (145,592)              (311,573)
                                                             -----------------     ------------------
  Increase (decrease)                                                  278,430                (64,737)
                                                             -----------------     ------------------
Net increase (decrease)                                               (155,455)                35,658
Net assets, beginning                                                1,278,110              1,242,452
                                                             -----------------     ------------------
Net assets, ending                                           $       1,122,655     $        1,278,110
                                                             =================     ==================
Units sold                                                             335,673                196,641
Units redeemed                                                        (143,525)              (243,421)
                                                             -----------------     ------------------
Net increase (decrease)                                                192,148                (46,780)
Units outstanding, beginning                                           850,065                896,845
                                                             -----------------     ------------------
Units outstanding, ending                                            1,042,213                850,065
                                                             =================     ==================

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $   2,482,412
Cost of units redeemed                                                                     (1,296,468)
Net investment income (loss)                                                                  (24,882)
Net realized gain (loss)                                                                       14,568
Realized gain distributions                                                                   581,830
Net change in unrealized appreciation (depreciation)                                         (634,805)
                                                                                        -------------
                                                                                        $   1,122,655
                                                                                        =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     1.08        1,042     $    1,123          1.25%         -28.4%
12/31/07          1.50          850          1,278          1.25%           8.5%
12/31/06          1.39          897          1,242          1.25%           9.9%
12/31/05          1.26          751            946          1.25%           5.9%
12/31/04          1.19          576            686          1.25%          12.3%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     1.09          -       $      -            1.00%         -28.2%
12/31/07          1.52          -              -            1.00%           8.8%
12/31/06          1.40          -              -            1.00%          10.0%
12/31/05          1.27          -              -            1.00%           6.3%
12/31/04          1.19          -              -            1.00%          12.8%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     1.11          -       $      -            0.75%         -28.0%
12/31/07          1.54          -              -            0.75%           9.1%
12/31/06          1.41          -              -            0.75%          10.3%
12/31/05          1.28          -              -            0.75%           6.6%
12/31/04          1.20          -              -            0.75%          13.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     1.12          -       $      -            0.50%         -27.8%
12/31/07          1.55          -              -            0.50%           9.4%
12/31/06          1.42          -              -            0.50%          10.6%
12/31/05          1.28          -              -            0.50%           6.8%
12/31/04          1.20          -              -            0.50%          13.3%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     1.14          -       $      -            0.25%         -27.6%
12/31/07          1.57          -              -            0.25%           9.6%
12/31/06          1.43          -              -            0.25%          10.8%
12/31/05          1.29          -              -            0.25%           7.1%
12/31/04          1.21          -              -            0.25%          13.6%

                                   BAND 0
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     1.17          -       $      -            0.00%         -27.5%
12/31/07          1.61          -              -            0.00%           9.9%
12/31/06          1.47          -              -            0.00%          11.1%
12/31/05          1.32          -              -            0.00%           7.4%
12/31/04          1.23          -              -            0.00%          13.7%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008         2007           2006          2005          2004
1.0%         1.6%           0.8%          0.0%          0.0%

                             AUL American Unit Trust
                                       AIM
                                Small Cap Growth

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          158,660    $          250,755                    9,427
Receivables: investments sold                      -      ==================     ====================
Payables: investments purchased                    -
                                    ------------------
Net assets                          $          158,660
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          158,660               173,270     $               0.92
Band 100                                           -                     -                       0.93
Band 75                                            -                     -                       0.94
Band 50                                            -                     -                       0.95
Band 25                                            -                     -                       0.97
Band 0                                             -                     -                       0.99
                                    ------------------    ------------------
Total                               $          158,660               173,270
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                                $                -
  Mortality & expense charges                                                                  (2,199)
                                                                                 --------------------
  Net investment income (loss)                                                                 (2,199)
                                                                                 --------------------
Gain (loss) on investments:
  Net realized gain (loss)                                                                     (1,877)
  Realized gain distributions                                                                   7,074
  Net change in unrealized appreciation (depreciation)                                        (87,287)
                                                                                 --------------------
  Net gain (loss)                                                                             (82,090)
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            (84,289)
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2008             12/31/2007
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               $          (2,199)    $           (3,191)
  Net realized gain (loss)                                              (1,877)                 7,637
  Realized gain distributions                                            7,074                 29,770
  Net change in unrealized appreciation (depreciation)                 (87,287)               (11,862)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      (84,289)                22,354
                                                             -----------------     ------------------
Contract owner transactions:
  Proceeds from units sold                                                 575                 93,467
  Cost of units redeemed                                               (13,421)               (66,264)
                                                             -----------------     ------------------
  Increase (decrease)                                                  (12,846)                27,203
                                                             -----------------     ------------------
Net increase (decrease)                                                (97,135)                49,557
Net assets, beginning                                                  255,795                206,238
                                                             -----------------     ------------------
Net assets, ending                                           $         158,660     $          255,795
                                                             =================     ==================
Units sold                                                              61,721                 63,194
Units redeemed                                                         (57,372)               (44,072)
                                                             -----------------     ------------------
Net increase (decrease)                                                  4,349                 19,122
Units outstanding, beginning                                           168,921                149,799
                                                             -----------------     ------------------
Units outstanding, ending                                              173,270                168,921
                                                             =================     ==================

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $     303,269
Cost of units redeemed                                                                       (114,018)
Net investment income (loss)                                                                   (8,319)
Net realized gain (loss)                                                                       12,509
Realized gain distributions                                                                    57,314
Net change in unrealized appreciation (depreciation)                                          (92,095)
                                                                                        -------------
                                                                                        $     158,660
                                                                                        =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.92          173     $      159          1.25%         -39.5%
12/31/07          1.51          169            256          1.25%          10.0%
12/31/06          1.38          150            206          1.25%          12.9%
12/31/05          1.22           72             88          1.25%           7.0%
12/31/04          1.14           32             37          1.25%           5.6%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.93          -       $      -            1.00%         -39.4%
12/31/07          1.53          -              -            1.00%          10.3%
12/31/06          1.39          -              -            1.00%          13.2%
12/31/05          1.23          -              -            1.00%           6.8%
12/31/04          1.15          -              -            1.00%           6.2%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.94          -       $      -            0.75%         -39.2%
12/31/07          1.55          -              -            0.75%          10.5%
12/31/06          1.40          -              -            0.75%          13.4%
12/31/05          1.23          -              -            0.75%           7.1%
12/31/04          1.15          -              -            0.75%           6.4%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.95          -       $      -            0.50%         -39.1%
12/31/07          1.56          -              -            0.50%          10.8%
12/31/06          1.41          -              -            0.50%          13.7%
12/31/05          1.24          -              -            0.50%           7.3%
12/31/04          1.16          -              -            0.50%           6.7%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.97          -       $      -            0.25%         -38.9%
12/31/07          1.58          -              -            0.25%          11.1%
12/31/06          1.42          -              -            0.25%          14.0%
12/31/05          1.25          -              -            0.25%           7.6%
12/31/04          1.16          -              -            0.25%           7.0%

                                   BAND 0
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.99          -       $      -            0.00%         -38.8%
12/31/07          1.62          -              -            0.00%          11.4%
12/31/06          1.46          -              -            0.00%          14.3%
12/31/05          1.28          -              -            0.00%           7.9%
12/31/04          1.18          -              -            0.00%           6.4%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008         2007           2006          2005          2004
0.0%         0.0%           0.0%          0.0%          0.0%

                             AUL American Unit Trust
                                       AIM
                                     Leisure

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           35,265    $           72,044                    1,592
Receivables: investments sold                      -      ==================     ====================
Payables: investments purchased                    -
                                    ------------------
Net assets                          $           35,265
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $           35,265                37,603     $               0.94
Band 100                                           -                     -                       0.95
Band 75                                            -                     -                       0.96
Band 50                                            -                     -                       0.98
Band 25                                            -                     -                       0.99
Band 0                                             -                     -                       1.02
                                    ------------------    ------------------
Total                               $           35,265                37,603
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                                $                -
  Mortality & expense charges                                                                    (776)
                                                                                 --------------------
  Net investment income (loss)                                                                   (776)
                                                                                 --------------------
Gain (loss) on investments:
  Net realized gain (loss)                                                                    (11,914)
  Realized gain distributions                                                                   3,656
  Net change in unrealized appreciation (depreciation)                                        (23,205)
                                                                                 --------------------
  Net gain (loss)                                                                             (31,463)
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            (32,239)
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2008             12/31/2007
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               $            (776)    $              (23)
  Net realized gain (loss)                                             (11,914)                 1,917
  Realized gain distributions                                            3,656                  6,946
  Net change in unrealized appreciation (depreciation)                 (23,205)               (13,688)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      (32,239)                (4,848)
                                                             -----------------     ------------------
Contract owner transactions:
  Proceeds from units sold                                               2,541                143,860
  Cost of units redeemed                                               (29,887)               (60,071)
                                                             -----------------     ------------------
  Increase (decrease)                                                  (27,346)                83,789
                                                             -----------------     ------------------
Net increase (decrease)                                                (59,585)                78,941
Net assets, beginning                                                   94,850                 15,909
                                                             -----------------     ------------------
Net assets, ending                                           $          35,265     $           94,850
                                                             =================     ==================
Units sold                                                               1,814                 80,495
Units redeemed                                                         (21,404)               (32,690)
                                                             -----------------     ------------------
Net increase (decrease)                                                (19,590)                47,805
Units outstanding, beginning                                            57,193                  9,388
                                                             -----------------     ------------------
Units outstanding, ending                                               37,603                 57,193
                                                             =================     ==================

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $     162,423
Cost of units redeemed                                                                        (90,960)
Net investment income (loss)                                                                     (625)
Net realized gain (loss)                                                                       (9,892)
Realized gain distributions                                                                    11,098
Net change in unrealized appreciation (depreciation)                                          (36,779)
                                                                                        -------------
                                                                                        $      35,265
                                                                                        =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.94           38     $       35          1.25%         -43.5%
12/31/07          1.66           57             95          1.25%          -2.1%
12/31/06          1.69            9             16          1.25%          22.8%
12/31/05          1.38          -              -            1.25%          -2.8%
12/31/04          1.42          -              -            1.25%          11.8%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.95          -       $      -            1.00%         -43.3%
12/31/07          1.68          -              -            1.00%          -1.9%
12/31/06          1.71          -              -            1.00%          23.0%
12/31/05          1.39          -              -            1.00%          -2.4%
12/31/04          1.42          -              -            1.00%          12.2%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.96          -       $      -            0.75%         -43.2%
12/31/07          1.69          -              -            0.75%          -1.6%
12/31/06          1.72          -              -            0.75%          23.3%
12/31/05          1.40          -              -            0.75%          -2.2%
12/31/04          1.43          -              -            0.75%          12.4%


                                    BAND 50
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.98          -       $      -            0.50%         -43.0%
12/31/07          1.71          -              -            0.50%          -0.9%
12/31/06          1.74          -              -            0.50%          23.6%
12/31/05          1.40          -              -            0.50%          -1.9%
12/31/04          1.43          -              -            0.50%          12.7%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.99          -       $      -            0.25%         -42.9%
12/31/07          1.73          -              -            0.25%          -1.1%
12/31/06          1.75          -              -            0.25%          23.9%
12/31/05          1.41          -              -            0.25%          -1.7%
12/31/04          1.44          -              -            0.25%          13.0%

                                   BAND 0
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     1.02          -       $      -            0.00%         -42.7%
12/31/07          1.77          -              -            0.00%          -0.9%
12/31/06          1.79          -              -            0.00%          24.2%
12/31/05          1.44          -              -            0.00%          -1.4%
12/31/04          1.46          -              -            0.00%          13.3%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008         2007           2006          2005
0.0%         1.3%           2.5%          0.0%

                             AUL American Unit Trust
                                       AIM
                              Basic Value (Class R)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           24,313    $           52,874                    1,865
Receivables: investments sold                      -      ==================     ====================
Payables: investments purchased                    -
                                    ------------------
Net assets                          $           24,313
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $           24,313                36,389     $               0.67
Band 100                                           -                     -                       0.68
Band 75                                            -                     -                       0.69
Band 50                                            -                     -                       0.70
Band 25                                            -                     -                       0.70
Band 0                                             -                     -                       0.71
                                    ------------------    ------------------
Total                               $           24,313                36,389
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                                $                -
  Mortality & expense charges                                                                    (491)
                                                                                 --------------------
  Net investment income (loss)                                                                   (491)
                                                                                 --------------------
Gain (loss) on investments:
  Net realized gain (loss)                                                                     (6,700)
  Realized gain distributions                                                                   2,854
  Net change in unrealized appreciation (depreciation)                                        (20,599)
                                                                                 --------------------
  Net gain (loss)                                                                             (24,445)
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            (24,936)
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2008             12/31/2007
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               $            (491)    $             (190)
  Net realized gain (loss)                                              (6,700)                 1,876
  Realized gain distributions                                            2,854                  8,118
  Net change in unrealized appreciation (depreciation)                 (20,599)                (9,863)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      (24,936)                   (59)
                                                             -----------------     ------------------
Contract owner transactions:
  Proceeds from units sold                                              11,841                 27,922
  Cost of units redeemed                                               (19,482)               (16,581)
                                                             -----------------     ------------------
  Increase (decrease)                                                   (7,641)                11,341
                                                             -----------------     ------------------
Net increase (decrease)                                                (32,577)                11,282
Net assets, beginning                                                   56,890                 45,608
                                                             -----------------     ------------------
Net assets, ending                                           $          24,313     $           56,890
                                                             =================     ==================
Units sold                                                              12,535                 19,514
Units redeemed                                                         (16,520)               (11,364)
                                                             -----------------     ------------------
Net increase (decrease)                                                 (3,985)                 8,150
Units outstanding, beginning                                            40,374                 32,224
                                                             -----------------     ------------------
Units outstanding, ending                                               36,389                 40,374
                                                             =================     ==================

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $      87,507
Cost of units redeemed                                                                        (42,629)
Net investment income (loss)                                                                   (1,048)
Net realized gain (loss)                                                                       (4,359)
Realized gain distributions                                                                    13,403
Net change in unrealized appreciation (depreciation)                                          (28,561)
                                                                                        -------------
                                                                                        $      24,313
                                                                                        =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.67           36     $       24          1.25%         -52.6%
12/31/07          1.41           40             57          1.25%          -0.4%
12/31/06          1.42           32             46          1.25%          11.4%
12/31/05          1.27            9             12          1.25%           4.1%
12/31/04          1.22            1              1          1.25%           8.9%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.68          -       $      -            1.00%         -52.5%
12/31/07          1.42          -              -            1.00%          -0.2%
12/31/06          1.43          -              -            1.00%          11.8%
12/31/05          1.28          -              -            1.00%           4.2%
12/31/04          1.23          -              -            1.00%           9.7%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.69          -       $      -            0.75%         -52.4%
12/31/07          1.44          -              -            0.75%           0.1%
12/31/06          1.44          -              -            0.75%          12.1%
12/31/05          1.28          -              -            0.75%           4.4%
12/31/04          1.23          -              -            0.75%          10.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.70          -       $      -            0.50%         -52.2%
12/31/07          1.45          -              -            0.50%           0.3%
12/31/06          1.45          -              -            0.50%          12.3%
12/31/05          1.29          -              -            0.50%           4.7%
12/31/04          1.23          -              -            0.50%          10.3%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.70          -       $      -            0.25%         -52.1%
12/31/07          1.47          -              -            0.25%           0.6%
12/31/06          1.46          -              -            0.25%          12.6%
12/31/05          1.30          -              -            0.25%           4.9%
12/31/04          1.24          -              -            0.25%          10.6%

                                   BAND 0
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.71          -       $      -            0.00%         -52.0%
12/31/07          1.49          -              -            0.00%           0.8%
12/31/06          1.47          -              -            0.00%          12.9%
12/31/05          1.31          -              -            0.00%           5.2%
12/31/04          1.24          -              -            0.00%          10.8%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008         2007           2006          2005          2004
0.0%         0.9%           0.0%          0.0%          0.0%

                             AUL American Unit Trust
                                       AIM
                                Energy (Class A)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        1,510,463    $        2,789,582                   61,226
Receivables: investments sold                      -      ==================     ====================
Payables: investments purchased                    -
                                    ------------------
Net assets                          $        1,510,463
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        1,428,539               676,747     $               2.11
Band 100                                        35,822                16,749                     2.14
Band 75                                            -                     -                       2.17
Band 50                                            -                     -                       2.20
Band 25                                            -                     -                       2.22
Band 0                                          46,102                20,334                     2.27
                                    ------------------    ------------------
Total                               $        1,510,463               713,830
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                                $                -
  Mortality & expense charges                                                                 (24,162)
                                                                                 --------------------
  Net investment income (loss)                                                                (24,162)
                                                                                 --------------------
Gain (loss) on investments:
  Net realized gain (loss)                                                                    (97,400)
  Realized gain distributions                                                                  23,869
  Net change in unrealized appreciation (depreciation)                                     (1,255,419)
                                                                                 --------------------
  Net gain (loss)                                                                          (1,328,950)
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $         (1,353,112)
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2008             12/31/2007
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               $         (24,162)    $           (8,515)
  Net realized gain (loss)                                             (97,400)                 5,035
  Realized gain distributions                                           23,869                246,732
  Net change in unrealized appreciation (depreciation)              (1,255,419)                14,782
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                   (1,353,112)               258,034
                                                             -----------------     ------------------
Contract owner transactions:
  Proceeds from units sold                                           2,302,248                932,542
  Cost of units redeemed                                              (795,859)              (146,181)
                                                             -----------------     ------------------
  Increase (decrease)                                                1,506,389                786,361
                                                             -----------------     ------------------
Net increase (decrease)                                                153,277              1,044,395
Net assets, beginning                                                1,357,186                312,791
                                                             -----------------     ------------------
Net assets, ending                                           $       1,510,463     $        1,357,186
                                                             =================     ==================
Units sold                                                             604,835                282,936
Units redeemed                                                        (245,603)               (45,871)
                                                             -----------------     ------------------
Net increase (decrease)                                                359,232                237,065
Units outstanding, beginning                                           354,598                117,533
                                                             -----------------     ------------------
Units outstanding, ending                                              713,830                354,598
                                                             =================     ==================

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $   3,579,259
Cost of units redeemed                                                                       (992,445)
Net investment income (loss)                                                                  (35,208)
Net realized gain (loss)                                                                      (80,937)
Realized gain distributions                                                                   318,913
Net change in unrealized appreciation (depreciation)                                       (1,279,119)
                                                                                        -------------
                                                                                        $   1,510,463
                                                                                        =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     2.11          677     $    1,429          1.25%         -44.7%
12/31/07          3.81          335          1,279          1.25%          43.3%
12/31/06          2.66          118            313          1.25%           8.2%
12/31/05          2.46           23             57          1.25%          51.9%
12/31/04          1.62            1              1          1.25%          35.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     2.14           17     $       36          1.00%         -44.5%
12/31/07          3.86          -              -            1.00%          43.7%
12/31/06          2.68          -              -            1.00%           8.6%
12/31/05          2.47          -              -            1.00%          52.5%
12/31/04          1.62          -              -            1.00%          34.7%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     2.17          -       $      -            0.75%         -44.4%
12/31/07          3.90          -              -            0.75%          44.1%
12/31/06          2.70          -              -            0.75%           8.8%
12/31/05          2.49          -              -            0.75%          52.9%
12/31/04          1.63          -              -            0.75%          35.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     2.20          -       $      -            0.50%         -44.2%
12/31/07          3.94          -              -            0.50%          44.4%
12/31/06          2.73          -              -            0.50%           9.1%
12/31/05          2.50          -              -            0.50%          53.3%
12/31/04          1.63          -              -            0.50%          35.3%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     2.22          -       $      -            0.25%         -44.1%
12/31/07          3.98          -              -            0.25%          44.8%
12/31/06          2.75          -              -            0.25%           9.4%
12/31/05          2.51          -              -            0.25%          53.7%
12/31/04          1.64          -              -            0.25%          35.7%

                                   BAND 0
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     2.27            2     $       46          0.00%         -44.0%
12/31/07          4.05           19             78          0.00%          45.1%
12/31/06          2.79          -              -            0.00%           9.7%
12/31/05          2.54          -              -            0.00%          54.1%
12/31/04          1.65          -              -            0.00%          36.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008         2007           2006          2005          2004
0.0%         0.0%           0.0%          0.0%          0.0%

                             AUL American Unit Trust
                                       AIM
                          Mid Cap Core Equity (Class R)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        1,295,890    $        1,476,435                   67,063
Receivables: investments sold                      -      ==================     ====================
Payables: investments purchased               (225,555)
                                    ------------------
Net assets                          $        1,070,335
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        1,004,229               933,674     $               1.08
Band 100                                        14,038                12,881                     1.09
Band 75                                            -                     -                       1.10
Band 50                                            -                     -                       1.12
Band 25                                            -                     -                       1.13
Band 0                                          52,068                45,310                     1.15
                                    ------------------    ------------------
Total                               $        1,070,335               991,865
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                           $              5,871
  Mortality & expense charges                                            (10,803)
                                                            --------------------
  Net investment income (loss)                                            (4,932)
                                                            --------------------
Gain (loss) on investments:
  Net realized gain (loss)                                               (68,488)
  Realized gain distributions                                             39,576
  Net change in unrealized appreciation (depreciation)                   (41,859)
                                                            --------------------
  Net gain (loss)                                                        (70,771)
                                                            --------------------
Increase (decrease) in net assets from operations           $            (75,703)
                                                            ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2008             12/31/2007
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               $          (4,932)    $              920
  Net realized gain (loss)                                             (68,488)                (5,529)
  Realized gain distributions                                           39,576                133,243
  Net change in unrealized appreciation (depreciation)                 (41,859)               (56,775)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      (75,703)                71,859
                                                             -----------------     ------------------
Contract owner transactions:
  Proceeds from units sold                                             428,112                343,543
  Cost of units redeemed                                              (132,936)              (389,644)
                                                             -----------------     ------------------
  Increase (decrease)                                                  295,176                (46,101)
                                                             -----------------     ------------------
Net increase (decrease)                                                219,473                 25,758
Net assets, beginning                                                  850,862                825,104
                                                             -----------------     ------------------
Net assets, ending                                           $       1,070,335     $          850,862
                                                             =================     ==================
Units sold                                                             547,367                231,503
Units redeemed                                                        (119,880)              (260,170)
                                                             -----------------     ------------------
Net increase (decrease)                                                427,487                (28,667)
Units outstanding, beginning                                           564,378                593,045
                                                             -----------------     ------------------
Units outstanding, ending                                              991,865                564,378
                                                             =================     ==================

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                           $   1,612,693
Cost of units redeemed                                                  (635,150)
Net investment income (loss)                                             (13,255)
Net realized gain (loss)                                                 (71,387)
Realized gain distributions                                              357,979
Net change in unrealized appreciation (depreciation)                    (180,545)
                                                                   -------------
                                                                   $   1,070,335
                                                                   =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     1.08          934     $    1,004          1.25%         -28.5%
12/31/07          1.50          542            816          1.25%           8.2%
12/31/06          1.39          586            814          1.25%           9.5%
12/31/05          1.27          391            497          1.25%           5.8%
12/31/04          1.20          133            159          1.25%          12.1%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     1.09           13     $       14          1.00%         -28.3%
12/31/07          1.52            4              6          1.00%           8.5%
12/31/06          1.40          -              -            1.00%           9.7%
12/31/05          1.28          -              -            1.00%           6.0%
12/31/04          1.20          -              -            1.00%          12.5%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     1.10          -       $      -            0.75%         -28.2%
12/31/07          1.54          -              -            0.75%           8.8%
12/31/06          1.41          -              -            0.75%          10.0%
12/31/05          1.28          -              -            0.75%           6.3%
12/31/04          1.21          -              -            0.75%          12.8%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     1.12          -       $      -            0.50%         -28.0%
12/31/07          1.55          -              -            0.50%           9.0%
12/31/06          1.42          -              -            0.50%          10.3%
12/31/05          1.29          -              -            0.50%           6.6%
12/31/04          1.21          -              -            0.50%          13.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     1.13          -       $      -            0.25%         -27.8%
12/31/07          1.57          -              -            0.25%           9.3%
12/31/06          1.44          -              -            0.25%          10.6%
12/31/05          1.30          -              -            0.25%           6.8%
12/31/04          1.22          -              -            0.25%          13.3%

                                   BAND 0
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     1.15            5     $       52          0.00%         -27.6%
12/31/07          1.59           18             28          0.00%           9.6%
12/31/06          1.45            7             11          0.00%          10.8%
12/31/05          1.31          -              -            0.00%           7.1%
12/31/04          1.22          -              -            0.00%          13.6%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008         2007           2006          2005          2004
0.6%         1.3%           0.5%          0.0%          0.0%

                             AUL American Unit Trust
                                       AIM
                           Small Cap Growth (Class R)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          251,678    $          415,843                   15,281
Receivables: investments sold                      -      ==================     ====================
Payables: investments purchased                    -
                                    ------------------
Net assets                          $          251,678
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          251,678               280,467     $               0.90
Band 100                                           -                     -                       0.91
Band 75                                            -                     -                       0.92
Band 50                                            -                     -                       0.93
Band 25                                            -                     -                       0.95
Band 0                                             -                     -                       0.96
                                    ------------------    ------------------
Total                               $          251,678               280,467
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                           $                -
  Mortality & expense charges                                             (3,250)
                                                            --------------------
  Net investment income (loss)                                            (3,250)
                                                            --------------------
Gain (loss) on investments:
  Net realized gain (loss)                                                (9,916)
  Realized gain distributions                                             12,490
  Net change in unrealized appreciation (depreciation)                  (146,353)
                                                            --------------------
  Net gain (loss)                                                       (143,779)
                                                            --------------------
Increase (decrease) in net assets from operations           $           (147,029)
                                                            ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2008             12/31/2007
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               $          (3,250)    $           (2,273)
  Net realized gain (loss)                                              (9,916)                 1,719
  Realized gain distributions                                           12,490                 27,729
  Net change in unrealized appreciation (depreciation)                (146,353)               (16,460)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                     (147,029)                10,715
                                                             -----------------     ------------------
Contract owner transactions:
  Proceeds from units sold                                             269,890                186,533
  Cost of units redeemed                                              (125,644)               (26,595)
                                                             -----------------     ------------------
  Increase (decrease)                                                  144,246                159,938
                                                             -----------------     ------------------
Net increase (decrease)                                                 (2,783)               170,653
Net assets, beginning                                                  254,461                 83,808
                                                             -----------------     ------------------
Net assets, ending                                           $         251,678     $          254,461
                                                             =================     ==================
Units sold                                                             206,628                127,819
Units redeemed                                                         (97,223)               (18,556)
                                                             -----------------     ------------------
Net increase (decrease)                                                109,405                109,263
Units outstanding, beginning                                           171,062                 61,799
                                                             -----------------     ------------------
Units outstanding, ending                                              280,467                171,062
                                                             =================     ==================

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $     560,337
Cost of units redeemed                                                                       (182,096)
Net investment income (loss)                                                                   (6,644)
Net realized gain (loss)                                                                       (4,497)
Realized gain distributions                                                                    48,743
Net change in unrealized appreciation (depreciation)                                         (164,165)
                                                                                        -------------
                                                                                        $     251,678
                                                                                        =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.90          280     $      252          1.25%         -39.7%
12/31/07          1.49          171            254          1.25%           9.7%
12/31/06          1.36           62             84          1.25%          13.0%
12/31/05          1.20           28             34          1.25%           6.2%
12/31/04          1.13           13             15          1.25%           5.6%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.91          -       $      -            1.00%         -39.5%
12/31/07          1.50          -              -            1.00%          10.0%
12/31/06          1.37          -              -            1.00%          12.9%
12/31/05          1.21          -              -            1.00%           6.5%
12/31/04          1.14          -              -            1.00%           5.9%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.92          -       $      -            0.75%         -39.4%
12/31/07          1.52          -              -            0.75%          10.2%
12/31/06          1.38          -              -            0.75%          13.2%
12/31/05          1.22          -              -            0.75%           6.8%
12/31/04          1.14          -              -            0.75%           6.2%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.93          -       $      -            0.50%         -39.2%
12/31/07          1.54          -              -            0.50%          10.5%
12/31/06          1.39          -              -            0.50%          13.5%
12/31/05          1.22          -              -            0.50%           7.0%
12/31/04          1.14          -              -            0.50%           6.4%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.95          -       $      -            0.25%         -39.1%
12/31/07          1.55          -              -            0.25%          10.8%
12/31/06          1.40          -              -            0.25%          13.8%
12/31/05          1.23          -              -            0.25%           7.3%
12/31/04          1.15          -              -            0.25%           6.7%

                                   BAND 0
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.96          -       $      -            0.00%         -38.9%
12/31/07          1.57          -              -            0.00%          11.1%
12/31/06          1.41          -              -            0.00%          14.0%
12/31/05          1.24          -              -            0.00%           7.6%
12/31/04          1.15          -              -            0.00%           7.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008         2007           2006          2005          2004
0.0%         0.0%           0.0%          0.0%          0.0%

                             AUL American Unit Trust
                                       AIM
                              Technology (Class A)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           39,026    $           52,795                    2,280
Receivables: investments sold                      -      ==================     ====================
Payables: investments purchased                    -
                                    ------------------
Net assets                          $           39,026
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $           39,026                43,113      $              0.91
Band 100                                           -                     -                       0.92
Band 75                                            -                     -                       0.93
Band 50                                            -                     -                       0.94
Band 25                                            -                     -                       0.95
Band 0                                             -                     -                       0.97
                                    ------------------    ------------------
Total                               $           39,026                43,113
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                           $                -
  Mortality & expense charges                                               (517)
                                                            --------------------
  Net investment income (loss)                                              (517)
                                                            --------------------
Gain (loss) on investments:
  Net realized gain (loss)                                               (11,589)
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                   (14,423)
                                                            --------------------
  Net gain (loss)                                                        (26,012)
                                                            --------------------
Increase (decrease) in net assets from operations           $            (26,529)
                                                            ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2008             12/31/2007
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               $            (517)    $             (758)
  Net realized gain (loss)                                             (11,589)                 4,625
  Realized gain distributions                                              -                      -
  Net change in unrealized appreciation (depreciation)                 (14,423)                (1,797)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      (26,529)                 2,070
                                                             -----------------     ------------------
Contract owner transactions:
  Proceeds from units sold                                              49,188                140,713
  Cost of units redeemed                                               (40,352)              (122,259)
                                                             -----------------     ------------------
  Increase (decrease)                                                    8,836                 18,454
                                                             -----------------     ------------------
Net increase (decrease)                                                (17,693)                20,524
Net assets, beginning                                                   56,719                 36,195
                                                             -----------------     ------------------
Net assets, ending                                           $          39,026     $           56,719
                                                             =================     ==================
Units sold                                                              41,104                 87,556
Units redeemed                                                         (32,287)               (76,458)
                                                             -----------------     ------------------
Net increase (decrease)                                                  8,817                 11,098
Units outstanding, beginning                                            34,296                 23,198
                                                             -----------------     ------------------
Units outstanding, ending                                               43,113                 34,296
                                                             =================     ==================

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $     227,886
Cost of units redeemed                                                                       (166,459)
Net investment income (loss)                                                                   (1,646)
Net realized gain (loss)                                                                       (6,986)
Realized gain distributions                                                                       -
Net change in unrealized appreciation (depreciation)                                          (13,769)
                                                                                        -------------
                                                                                        $      39,026
                                                                                        =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.91           43         $   39          1.25%         -45.3%
12/31/07          1.65           34             57          1.25%           6.0%
12/31/06          1.56           23             36          1.25%           8.4%
12/31/05          1.44            8             11          1.25%           0.7%
12/31/04          1.43            4              6          1.25%           2.1%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.92          -       $      -            1.00%         -45.1%
12/31/07          1.67          -              -            1.00%           6.3%
12/31/06          1.57          -              -            1.00%           8.9%
12/31/05          1.44          -              -            1.00%           0.7%
12/31/04          1.43          -              -            1.00%           2.1%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.93          -       $      -            0.75%         -45.0%
12/31/07          1.69          -              -            0.75%           6.5%
12/31/06          1.59          -              -            0.75%           9.2%
12/31/05          1.45          -              -            0.75%           1.0%
12/31/04          1.44          -              -            0.75%           2.4%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.94          -       $        -          0.50%         -44.9%
12/31/07          1.71          -                -          0.50%           6.8%
12/31/06          1.60          -                -          0.50%           9.4%
12/31/05          1.46          -                -          0.50%           1.2%
12/31/04          1.44          -                -          0.50%           2.6%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.95          -       $      -            0.25%         -44.7%
12/31/07          1.73          -              -            0.25%           7.1%
12/31/06          1.61          -              -            0.25%           9.7%
12/31/05          1.47          -              -            0.25%           1.5%
12/31/04          1.45          -              -            0.25%           2.9%

                                   BAND 0
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.97          -       $      -            0.00%         -44.6%
12/31/07          1.75          -              -            0.00%           7.3%
12/31/06          1.63          -              -            0.00%          10.0%
12/31/05          1.49          -              -            0.00%           1.7%
12/31/04          1.46          -              -            0.00%           3.1%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008         2007           2006          2005          2004
0.0%         0.0%           0.0%          0.0%          0.0%

                             AUL American Unit Trust
                                       AIM
                          Financial Services (Class A)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           43,147    $           91,154                    7,131
Receivables: investments sold                      -      ==================     ====================
Payables: investments purchased                    -
                                    ------------------
Net assets                          $           43,147
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $           21,588                44,713      $              0.48
Band 100                                        21,083                43,094                     0.49
Band 75                                            -                     -                       0.50
Band 50                                            -                     -                       0.50
Band 25                                            -                     -                       0.51
Band 0                                             476                   917                     0.52
                                    ------------------    ------------------
Total                               $           43,147                88,724
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                           $                763
  Mortality & expense charges                                               (521)
                                                            --------------------
  Net investment income (loss)                                               242
                                                            --------------------
Gain (loss) on investments:
  Net realized gain (loss)                                               (17,586)
  Realized gain distributions                                              6,204
  Net change in unrealized appreciation (depreciation)                   (35,824)
                                                            --------------------
  Net gain (loss)                                                        (47,206)
                                                            --------------------
Increase (decrease) in net assets from operations           $            (46,964)
                                                            ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2008             12/31/2007
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               $             242     $              207
  Net realized gain (loss)                                             (17,586)                  (861)
  Realized gain distributions                                            6,204                  4,168
  Net change in unrealized appreciation (depreciation)                 (35,824)               (12,238)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      (46,964)                (8,724)
                                                             -----------------     ------------------
Contract owner transactions:
  Proceeds from units sold                                              78,340                 77,494
  Cost of units redeemed                                               (21,790)               (48,195)
                                                             -----------------     ------------------
  Increase (decrease)                                                   56,550                 29,299
                                                             -----------------     ------------------
Net increase (decrease)                                                  9,586                 20,575
Net assets, beginning                                                   33,561                 12,986
                                                             -----------------     ------------------
Net assets, ending                                           $          43,147     $           33,561
                                                             =================     ==================
Units sold                                                              83,886                 49,571
Units redeemed                                                         (22,426)               (30,347)
                                                             -----------------     ------------------
Net increase (decrease)                                                 61,460                 19,224
Units outstanding, beginning                                            27,264                  8,040
                                                             -----------------     ------------------
Units outstanding, ending                                               88,724                 27,264
                                                             =================     ==================

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $     167,760
Cost of units redeemed                                                                        (70,610)
Net investment income (loss)                                                                      530
Net realized gain (loss)                                                                      (18,440)
Realized gain distributions                                                                    11,914
Net change in unrealized appreciation (depreciation)                                          (48,007)
                                                                                        -------------
                                                                                        $      43,147
                                                                                        =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.48           45        $    22          1.25%         -60.8%
12/31/07          1.23           27             33          1.25%         -23.9%
12/31/06          1.62            8             13          1.25%          14.6%
12/31/05          1.41            2              3          1.25%           3.7%
12/31/04          1.36          -              -            1.25%           7.1%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.49           43     $       21          1.00%         -60.7%
12/31/07          1.24          -              -            1.00%         -23.7%
12/31/06          1.63          -              -            1.00%          15.2%
12/31/05          1.41          -              -            1.00%           4.1%
12/31/04          1.36          -              -            1.00%           7.2%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.50          -       $      -            0.75%         -60.6%
12/31/07          1.26          -              -            0.75%         -23.5%
12/31/06          1.64          -              -            0.75%          15.4%
12/31/05          1.42          -              -            0.75%           4.4%
12/31/04          1.36          -              -            0.75%           7.5%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.50          -       $      -            0.50%         -60.5%
12/31/07          1.27          -              -            0.50%         -23.3%
12/31/06          1.66          -              -            0.50%          15.7%
12/31/05          1.43          -              -            0.50%           4.6%
12/31/04          1.37          -              -            0.50%           7.7%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.51          -       $      -            0.25%         -60.4%
12/31/07          1.28          -              -            0.25%         -23.1%
12/31/06          1.67          -              -            0.25%          16.0%
12/31/05          1.44          -              -            0.25%           4.9%
12/31/04          1.37          -              -            0.25%           8.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.52            0     $        0          0.00%         -60.3%
12/31/07          1.30            0              0          0.00%         -22.9%
12/31/06          1.69          -              -            0.00%          16.3%
12/31/05          1.46          -              -            0.00%           5.2%
12/31/04          1.38          -              -            0.00%           8.3%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008         2007           2006          2005          2004
2.0%         2.7%           1.9%          2.2%          0.0%

                             AUL American Unit Trust
                                       AIM
                             Global Equity (Class A)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           94,722    $          168,149                   12,301
Receivables: investments sold                      -      ==================     ====================
Payables: investments purchased                    -
                                    ------------------
Net assets                          $           94,722
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $           94,722                95,992     $               0.99
Band 100                                           -                     -                       1.00
Band 75                                            -                     -                       1.01
Band 50                                            -                     -                       1.03
Band 25                                            -                     -                       1.04
Band 0                                             -                     -                       1.05
                                    ------------------    ------------------
Total                               $           94,722                95,992
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                           $                356
  Mortality & expense charges                                             (1,659)
                                                            --------------------
  Net investment income (loss)                                            (1,303)
                                                            --------------------
Gain (loss) on investments:
  Net realized gain (loss)                                                (6,636)
  Realized gain distributions                                              6,317
  Net change in unrealized appreciation (depreciation)                   (71,200)
                                                            --------------------
  Net gain (loss)                                                        (71,519)
                                                            --------------------
Increase (decrease) in net assets from operations           $            (72,822)
                                                            ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2008             12/31/2007
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               $          (1,303)    $          253,740
  Net realized gain (loss)                                              (6,636)              (368,854)
  Realized gain distributions                                            6,317                249,778
  Net change in unrealized appreciation (depreciation)                 (71,200)                17,111
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      (72,822)               151,775
                                                             -----------------     ------------------
Contract owner transactions:
  Proceeds from units sold                                              70,985                832,291
  Cost of units redeemed                                               (61,524)            (4,388,090)
                                                             -----------------     ------------------
  Increase (decrease)                                                    9,461             (3,555,799)
                                                             -----------------     ------------------
Net increase (decrease)                                                (63,361)            (3,404,024)
Net assets, beginning                                                  158,083              3,562,107
                                                             -----------------     ------------------
Net assets, ending                                           $          94,722     $          158,083
                                                             =================     ==================
Units sold                                                              45,672                462,110
Units redeemed                                                         (38,439)            (2,456,760)
                                                             -----------------     ------------------
Net increase (decrease)                                                  7,233             (1,994,650)
Units outstanding, beginning                                            88,759              2,083,409
                                                             -----------------     ------------------
Units outstanding, ending                                               95,992                 88,759
                                                             =================     ==================

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $   4,449,566
Cost of units redeemed                                                                     (4,792,595)
Net investment income (loss)                                                                  262,818
Net realized gain (loss)                                                                     (366,979)
Realized gain distributions                                                                   615,339
Net change in unrealized appreciation (depreciation)                                          (73,427)
                                                                                        -------------
                                                                                        $      94,722
                                                                                        =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.99           96      $      95          1.25%         -44.6%
12/31/07          1.78           89            158          1.25%           3.9%
12/31/06          1.71        2,078          3,562          1.25%          17.4%
12/31/05          1.46          121            177          1.25%           8.1%
12/31/04          1.35          -              -            1.25%          20.5%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     1.00          -       $      -            1.00%         -44.5%
12/31/07          1.80          -              -            1.00%           4.1%
12/31/06          1.73          -              -            1.00%          17.7%
12/31/05          1.47          -              -            1.00%           8.2%
12/31/04          1.36          -              -            1.00%          20.7%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     1.01          -       $      -            0.75%         -44.3%
12/31/07          1.82          -              -            0.75%           4.4%
12/31/06          1.74          -              -            0.75%          18.0%
12/31/05          1.48          -              -            0.75%           8.5%
12/31/04          1.36          -              -            0.75%          21.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     1.03          -       $      -            0.50%         -44.2%
12/31/07          1.84          -              -            0.50%           4.7%
12/31/06          1.76          -              -            0.50%          18.3%
12/31/05          1.49          -              -            0.50%           8.7%
12/31/04          1.37          -              -            0.50%          21.3%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     1.04          -       $      -            0.25%         -44.0%
12/31/07          1.86          -              -            0.25%           4.9%
12/31/06          1.77          -              -            0.25%          18.6%
12/31/05          1.49          -              -            0.25%           9.0%
12/31/04          1.37          -              -            0.25%          21.6%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     1.05          -       $      -            0.00%         -43.9%
12/31/07          1.88          -              -            0.00%           5.2%
12/31/06          1.79          -              -            0.00%          18.9%
12/31/05          1.50          -              -            0.00%           9.3%
12/31/04          1.37          -              -            0.00%          21.9%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008        2007          2006        2005           2004
0.3%       16.1%          2.1%        1.1%           0.0%

                             AUL American Unit Trust
                                       AIM
                          Capital Development (Class R)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $            1,613    $            2,556                      169
Receivables: investments sold                      -      ==================     ====================
Payables: investments purchased                    -
                                    ------------------
Net assets                          $            1,613
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $            1,613                 2,715     $               0.59
Band 100                                           -                     -                       0.59
Band 75                                            -                     -                       0.60
Band 50                                            -                     -                       0.60
Band 25                                            -                     -                       0.60
Band 0                                             -                     -                       0.61
                                    ------------------    ------------------
Total                               $            1,613                 2,715
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                           $                -
  Mortality & expense charges                                                (12)
                                                            --------------------
  Net investment income (loss)                                               (12)
                                                            --------------------
Gain (loss) on investments:
  Net realized gain (loss)                                                   (15)
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                      (943)
                                                            --------------------
  Net gain (loss)                                                           (958)
                                                            --------------------
Increase (decrease) in net assets from operations           $               (970)
                                                            ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2008             12/31/2007
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               $             (12)    $              -
  Net realized gain (loss)                                                 (15)                   -
  Realized gain distributions                                              -                      -
  Net change in unrealized appreciation (depreciation)                    (943)                   -
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                         (970)                   -
                                                             -----------------     ------------------
Contract owner transactions:
  Proceeds from units sold                                               2,583                    -
  Cost of units redeemed                                                   -                      -
                                                             -----------------     ------------------
  Increase (decrease)                                                    2,583                    -
                                                             -----------------     ------------------
Net increase (decrease)                                                  1,613                    -
Net assets, beginning                                                      -                      -
                                                             -----------------     ------------------
Net assets, ending                                           $           1,613     $              -
                                                             =================     ==================
Units sold                                                               2,715                    -
Units redeemed                                                             -                      -
                                                             -----------------     ------------------
Net increase (decrease)                                                  2,715                    -
Units outstanding, beginning                                               -                      -
                                                             -----------------     ------------------
Units outstanding, ending                                                2,715                    -
                                                             =================     ==================

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $       2,583
Cost of units redeemed                                                                            -
Net investment income (loss)                                                                      (12)
Net realized gain (loss)                                                                          (15)
Realized gain distributions                                                                       -
Net change in unrealized appreciation (depreciation)                                             (943)
                                                                                        -------------
                                                                                        $       1,613
                                                                                        =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.59          -       $      -            1.25%         -47.9%
12/31/07          1.13          -              -            1.25%           9.0%
12/31/06          1.04          -              -            1.25%           3.9%
10/23/06          1.00          -              -            1.25%           0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.59            3     $        2          1.00%         -47.7%
12/31/07          1.14          -              -            1.00%           9.3%
12/31/06          1.04          -              -            1.00%           4.0%
10/23/06          1.00          -              -            1.00%           0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.60          -       $      -            0.75%         -47.6%
12/31/07          1.14          -              -            0.75%           9.6%
12/31/06          1.04          -              -            0.75%           4.0%
10/23/06          1.00          -              -            0.75%           0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.60          -       $      -            0.50%         -47.5%
12/31/07          1.14          -              -            0.50%           9.9%
12/31/06          1.04          -              -            0.50%           4.1%
10/23/06          1.00          -              -            0.50%           0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.60          -       $      -            0.25%         -47.3%
12/31/07          1.15          -              -            0.25%          10.2%
12/31/06          1.04          -              -            0.25%           4.1%
10/23/06          1.00          -              -            0.25%           0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.61          -       $      -            0.00%         -47.2%
12/31/07          1.15          -              -            0.00%          10.4%
12/31/06          1.04          -              -            0.00%           4.2%
10/23/06          1.00          -              -            0.00%           0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008         2007           2006
0.0%         0.0%           0.0%

                             AUL American Unit Trust
                                       AIM
                       Capital Development (Institutional)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           12,248    $           22,530                    1,203
Receivables: investments sold                      -      ==================     ====================
Payables: investments purchased                    -
                                    ------------------
Net assets                          $           12,248
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $           12,248                20,419     $               0.60
Band 100                                           -                     -                       0.60
Band 75                                            -                     -                       0.61
Band 50                                            -                     -                       0.61
Band 25                                            -                     -                       0.61
Band 0                                             -                     -                       0.62
                                    ------------------    ------------------
Total                               $           12,248                20,419
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                           $                -
  Mortality & expense charges                                               (198)
                                                            --------------------
  Net investment income (loss)                                              (198)
                                                            --------------------
Gain (loss) on investments:
  Net realized gain (loss)                                                  (788)
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                    (8,896)
                                                            --------------------
  Net gain (loss)                                                         (9,684)
                                                            --------------------
Increase (decrease) in net assets from operations           $             (9,882)
                                                            ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2008             12/31/2007
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               $            (198)    $              (33)
  Net realized gain (loss)                                                (788)                   -
  Realized gain distributions                                              -                    1,157
  Net change in unrealized appreciation (depreciation)                  (8,896)                (1,386)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                       (9,882)                  (262)
                                                             -----------------     ------------------
Contract owner transactions:
  Proceeds from units sold                                               6,940                 17,214
  Cost of units redeemed                                                (1,673)                   (89)
                                                             -----------------     ------------------
  Increase (decrease)                                                    5,267                 17,125
                                                             -----------------     ------------------
Net increase (decrease)                                                 (4,615)                16,863
Net assets, beginning                                                   16,863                    -
                                                             -----------------     ------------------
Net assets, ending                                           $          12,248     $           16,863
                                                             =================     ==================
Units sold                                                               7,658                 14,758
Units redeemed                                                          (1,997)                   -
                                                             -----------------     ------------------
Net increase (decrease)                                                  5,661                 14,758
Units outstanding, beginning                                            14,758                    -
                                                             -----------------     ------------------
Units outstanding, ending                                               20,419                 14,758
                                                             =================     ==================

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $      24,154
Cost of units redeemed                                                                         (1,762)
Net investment income (loss)                                                                     (231)
Net realized gain (loss)                                                                         (788)
Realized gain distributions                                                                     1,157
Net change in unrealized appreciation (depreciation)                                          (10,282)
                                                                                        -------------
                                                                                        $      12,248
                                                                                        =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.60           20        $    12          1.25%         -47.5%
12/31/07          1.14           15             17          1.25%           9.8%
12/31/06          1.04          -              -            1.25%           4.1%
10/23/06          1.00          -              -            1.25%           0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.60          -       $      -            1.00%         -47.4%
12/31/07          1.15          -              -            1.00%          10.1%
12/31/06          1.04          -              -            1.00%           4.1%
10/23/06          1.00          -              -            1.00%           0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.61          -       $      -            0.75%         -47.2%
12/31/07          1.15          -              -            0.75%          10.3%
12/31/06          1.04          -              -            0.75%           4.2%
10/23/06          1.00          -              -            0.75%           0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.61          -       $      -            0.50%         -47.1%
12/31/07          1.15          -              -            0.50%          10.6%
12/31/06          1.04          -              -            0.50%           4.2%
10/23/06          1.00          -              -            0.50%           0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.61          -       $      -            0.25%         -47.0%
12/31/07          1.16          -              -            0.25%          10.9%
12/31/06          1.04          -              -            0.25%           4.3%
10/23/06          1.00          -              -            0.25%           0.0%

                                   BAND 0
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.62          -       $      -            0.00%         -46.8%
12/31/07          1.16          -              -            0.00%          11.2%
12/31/06          1.04          -              -            0.00%           4.3%
10/23/06          1.00          -              -            0.00%           0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008        2007          2006
0.0%        0.0%          0.0%

                             AUL American Unit Trust
                                       AIM
                      International Growth (Institutional)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          371,063    $          639,180                   19,758
Receivables: investments sold                      -      ==================     ====================
Payables: investments purchased                    -
                                    ------------------
Net assets                          $          371,063
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          371,063               513,711     $               0.72
Band 100                                           -                     -                       0.73
Band 75                                            -                     -                       0.73
Band 50                                            -                     -                       0.73
Band 25                                            -                     -                       0.74
Band 0                                             -                     -                       0.74
                                    ------------------    ------------------
Total                               $          371,063               513,711
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                           $              9,908
  Mortality & expense charges                                             (6,179)
                                                            --------------------
  Net investment income (loss)                                             3,729
                                                            --------------------
Gain (loss) on investments:
  Net realized gain (loss)                                               (21,710)
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                  (239,303)
                                                            --------------------
  Net gain (loss)                                                       (261,013)
                                                            --------------------
Increase (decrease) in net assets from operations           $           (257,284)
                                                            ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2008             12/31/2007
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               $           3,729     $            1,944
  Net realized gain (loss)                                             (21,710)                 3,706
  Realized gain distributions                                              -                   34,293
  Net change in unrealized appreciation (depreciation)                (239,303)               (28,814)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                     (257,284)                11,129
                                                             -----------------     ------------------
Contract owner transactions:
  Proceeds from units sold                                             111,697                677,927
  Cost of units redeemed                                              (136,447)               (35,959)
                                                             -----------------     ------------------
  Increase (decrease)                                                  (24,750)               641,968
                                                             -----------------     ------------------
Net increase (decrease)                                               (282,034)               653,097
Net assets, beginning                                                  653,097                    -
                                                             -----------------     ------------------
Net assets, ending                                           $         371,063     $          653,097
                                                             =================     ==================
Units sold                                                             117,445                560,482
Units redeemed                                                        (135,218)               (28,998)
                                                             -----------------     ------------------
Net increase (decrease)                                                (17,773)               531,484
Units outstanding, beginning                                           531,484                    -
                                                             -----------------     ------------------
Units outstanding, ending                                              513,711                531,484
                                                             =================     ==================

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $     789,624
Cost of units redeemed                                                                       (172,406)
Net investment income (loss)                                                                    5,673
Net realized gain (loss)                                                                      (18,004)
Realized gain distributions                                                                    34,293
Net change in unrealized appreciation (depreciation)                                         (268,117)
                                                                                        -------------
                                                                                        $     371,063
                                                                                        =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.72          514     $      371          1.25%         -41.2%
12/31/07          1.23          531            653          1.25%          13.6%
12/31/06          1.08          -              -            1.25%           8.2%
10/23/06          1.00          -              -            1.25%           0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            -------------------------------------------------------------------
12/31/08    $     0.73          -       $      -            1.00%         -41.1%
12/31/07          1.23          -              -            1.00%          13.9%
12/31/06          1.08          -              -            1.00%           8.2%
10/23/06          1.00          -              -            1.00%           0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.73          -       $      -            0.75%         -40.9%
12/31/07          1.24          -              -            0.75%          14.2%
12/31/06          1.08          -              -            0.75%           8.3%
10/23/06          1.00          -              -            0.75%           0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.73          -       $      -            0.50%         -40.8%
12/31/07          1.24          -              -            0.50%          14.4%
12/31/06          1.08          -              -            0.50%           8.3%
10/23/06          1.00          -              -            0.50%           0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.74          -       $      -            0.25%         -40.6%
12/31/07          1.24          -              -            0.25%          14.7%
12/31/06          1.08          -              -            0.25%           8.4%
10/23/06          1.00          -              -            0.25%           0.0%

                                   BAND 0
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.74          -       $      -            0.00%         -40.5%
12/31/07          1.25          -              -            0.00%          15.0%
12/31/06          1.08          -              -            0.00%           8.4%
10/23/06          1.00          -              -            0.00%           0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008         2007           2006
1.9%         1.7%           0.0%

                             AUL American Unit Trust
                                       AIM
                         International Growth (Class R)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $            6,744    $            8,364                      366
Receivables: investments sold                      -      ==================     ====================
Payables: investments purchased                    -
                                    ------------------
Net assets                          $            6,744
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $            6,744                 9,479     $               0.71
Band 100                                           -                     -                       0.72
Band 75                                            -                     -                       0.72
Band 50                                            -                     -                       0.72
Band 25                                            -                     -                       0.73
Band 0                                             -                     -                       0.73
                                    ------------------    ------------------
Total                               $            6,744                 9,479
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                           $                104
  Mortality & expense charges                                                (39)
                                                            --------------------
  Net investment income (loss)                                                65
                                                            --------------------
Gain (loss) on investments:
  Net realized gain (loss)                                                   (83)
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                    (1,620)
                                                            --------------------
  Net gain (loss)                                                         (1,703)
                                                            --------------------
Increase (decrease) in net assets from operations           $             (1,638)
                                                            ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2008             12/31/2007
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               $              65     $              -
  Net realized gain (loss)                                                 (83)                   -
  Realized gain distributions                                              -                      -
  Net change in unrealized appreciation (depreciation)                  (1,620)                   -
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                       (1,638)                   -
                                                             -----------------     ------------------
Contract owner transactions:
  Proceeds from units sold                                               8,936                    -
  Cost of units redeemed                                                  (554)                   -
                                                             -----------------     ------------------
  Increase (decrease)                                                    8,382                    -
                                                             -----------------     ------------------
Net increase (decrease)                                                  6,744                    -
Net assets, beginning                                                      -                      -
                                                             -----------------     ------------------
Net assets, ending                                           $           6,744     $              -
                                                             =================     ==================
Units sold                                                              10,067                    -
Units redeemed                                                            (588)                   -
                                                             -----------------     ------------------
Net increase (decrease)                                                  9,479                    -
Units outstanding, beginning                                               -                      -
                                                             -----------------     ------------------
Units outstanding, ending                                                9,479                    -
                                                             =================     ==================

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $       8,936
Cost of units redeemed                                                                           (554)
Net investment income (loss)                                                                       65
Net realized gain (loss)                                                                          (83)
Realized gain distributions                                                                       -
Net change in unrealized appreciation (depreciation)                                           (1,620)
                                                                                        -------------
                                                                                        $       6,744
                                                                                        =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.71            9     $        7          1.25%         -41.6%
12/31/07          1.22          -              -            1.25%          12.8%
12/31/06          1.08          -              -            1.25%           8.0%
10/23/06          1.00          -              -            1.25%           0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.72          -       $      -            1.00%         -41.5%
12/31/07          1.22          -              -            1.00%          13.1%
12/31/06          1.08          -              -            1.00%           8.1%
10/23/06          1.00          -              -            1.00%           0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.72          -       $      -            0.75%         -41.3%
12/31/07          1.23          -              -            0.75%          13.4%
12/31/06          1.08          -              -            0.75%           8.1%
10/23/06          1.00          -              -            0.75%           0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.72          -       $      -            0.50%         -41.2%
12/31/07          1.23          -              -            0.50%          13.7%
12/31/06          1.08          -              -            0.50%           8.2%
10/23/06          1.00          -              -            0.50%           0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.73          -       $      -            0.25%         -41.1%
12/31/07          1.23          -              -            0.25%          14.0%
12/31/06          1.08          -              -            0.25%           8.2%
10/23/06          1.00          -              -            0.25%           0.0%

                                   BAND 0
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.73          -       $      -            0.00%         -40.9%
12/31/07          1.24          -              -            0.00%          14.3%
12/31/06          1.08          -              -            0.00%           8.3%
10/23/06          1.00          -              -            0.00%           0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008         2007          2006
3.1%         0.0%          0.0%

                             AUL American Unit Trust
                                       AIM
                          Global Health Care (Class A)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           58,661    $           75,439                    2,928
Receivables: investments sold                      -      ==================     ====================
Payables: investments purchased                    -
                                    ------------------
Net assets                          $           58,661
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $           45,665                41,678     $               1.10
Band 100                                         7,995                 7,202                     1.11
Band 75                                            -                     -                       1.12
Band 50                                            -                     -                       1.14
Band 25                                            -                     -                       1.15
Band 0                                           5,001                 4,250                     1.18
                                    ------------------    ------------------
Total                               $           58,661                53,130
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                           $                -
  Mortality & expense charges                                               (802)
                                                            --------------------
  Net investment income (loss)                                              (802)
                                                            --------------------
Gain (loss) on investments:
  Net realized gain (loss)                                               (11,336)
  Realized gain distributions                                              1,787
  Net change in unrealized appreciation (depreciation)                   (15,357)
                                                            --------------------
  Net gain (loss)                                                        (24,906)
                                                            --------------------
Increase (decrease) in net assets from operations           $            (25,708)
                                                            ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2008             12/31/2007
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               $            (802)    $             (494)
  Net realized gain (loss)                                             (11,336)                   600
  Realized gain distributions                                            1,787                  4,398
  Net change in unrealized appreciation (depreciation)                 (15,357)                (1,196)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      (25,708)                 3,308
                                                             -----------------     ------------------
Contract owner transactions:
  Proceeds from units sold                                             174,070                 63,264
  Cost of units redeemed                                              (143,925)               (19,224)
                                                             -----------------     ------------------
  Increase (decrease)                                                   30,145                 44,040
                                                             -----------------     ------------------
Net increase (decrease)                                                  4,437                 47,348
Net assets, beginning                                                   54,224                  6,876
                                                             -----------------     ------------------
Net assets, ending                                           $          58,661     $           54,224
                                                             =================     ==================
Units sold                                                             121,753                 42,940
Units redeemed                                                        (103,609)               (12,828)
                                                             -----------------     ------------------
Net increase (decrease)                                                 18,144                 30,112
Units outstanding, beginning                                            34,986                  4,874
                                                             -----------------     ------------------
Units outstanding, ending                                               53,130                 34,986
                                                             =================     ==================

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $     243,826
Cost of units redeemed                                                                       (163,152)
Net investment income (loss)                                                                   (1,324)
Net realized gain (loss)                                                                      (10,735)
Realized gain distributions                                                                     6,824
Net change in unrealized appreciation (depreciation)                                          (16,778)
                                                                                        -------------
                                                                                        $      58,661
                                                                                        =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     1.10           42     $       46          1.25%         -29.3%
12/31/07          1.55           33             51          1.25%          10.1%
12/31/06          1.41            3              4          1.25%           3.4%
12/31/05          1.36          -              -            1.25%           7.1%
12/31/04          1.27          -              -            1.25%           5.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     1.11            7     $        8          1.00%         -29.1%
12/31/07          1.57            2              3          1.00%          10.4%
12/31/06          1.42            2              3          1.00%           3.3%
12/31/05          1.37          -              -            1.00%           7.8%
12/31/04          1.27          -              -            1.00%           5.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     1.12          -       $      -            0.75%         -28.9%
12/31/07          1.58          -              -            0.75%          10.7%
12/31/06          1.43          -              -            0.75%           3.6%
12/31/05          1.38          -              -            0.75%           8.0%
12/31/04          1.28          -              -            0.75%           5.3%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     1.14          -       $      -            0.50%         -28.7%
12/31/07          1.60          -              -            0.50%          11.0%
12/31/06          1.44          -              -            0.50%           3.8%
12/31/05          1.39          -              -            0.50%           8.3%
12/31/04          1.28          -              -            0.50%           5.6%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     1.15          -       $      -            0.25%         -28.5%
12/31/07          1.62          -              -            0.25%          11.2%
12/31/06          1.45          -              -            0.25%           4.1%
12/31/05          1.40          -              -            0.25%           8.6%
12/31/04          1.29          -              -            0.25%           5.8%

                                   BAND 0
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     1.18            0     $        5          0.00%         -28.4%
12/31/07          1.64          -              -            0.00%          11.5%
12/31/06          1.47          -              -            0.00%           4.4%
12/31/05          1.41          -              -            0.00%           8.9%
12/31/04          1.30          -              -            0.00%           6.1%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008         2007         2006        2005          2004
0.0%         0.0%         0.0%        0.0%          0.0%

                             AUL American Unit Trust
                                       AIM
                          Global Equity (Institutional)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        1,904,571    $        3,385,437                  243,863
Receivables: investments sold                      -      ==================     ====================
Payables: investments purchased                    -
                                    ------------------
Net assets                          $        1,904,571
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        1,904,571             3,545,307     $               0.54
Band 100                                           -                     -                       0.54
Band 75                                            -                     -                       0.54
Band 50                                            -                     -                       0.54
Band 25                                            -                     -                       0.55
Band 0                                             -                     -                       0.55
                                    ------------------    ------------------
Total                               $        1,904,571             3,545,307
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                           $              7,971
  Mortality & expense charges                                            (38,125)
                                                            --------------------
  Net investment income (loss)                                           (30,154)
                                                            --------------------
Gain (loss) on investments:
  Net realized gain (loss)                                              (299,435)
  Realized gain distributions                                            141,109
  Net change in unrealized appreciation (depreciation)                (1,488,306)
                                                            --------------------
  Net gain (loss)                                                     (1,646,632)
                                                            --------------------
Increase (decrease) in net assets from operations           $         (1,676,786)
                                                            ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                       For the period
                                                                    Year ended        from 5/24/07 to
                                                                    12/31/2008               12/31/07
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               $         (30,154)    $           (2,136)
  Net realized gain (loss)                                            (299,435)                   -
  Realized gain distributions                                          141,109                    -
  Net change in unrealized appreciation (depreciation)              (1,488,306)                 7,442
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                   (1,676,786)                 5,306
                                                             -----------------     ------------------
Contract owner transactions:
  Proceeds from units sold                                             301,497              3,685,477
  Cost of units redeemed                                              (405,939)                (4,984)
                                                             -----------------     ------------------
  Increase (decrease)                                                 (104,442)             3,680,493
                                                             -----------------     ------------------
Net increase (decrease)                                             (1,781,228)             3,685,799
Net assets, beginning                                                3,685,799                    -
                                                             -----------------     ------------------
Net assets, ending                                           $       1,904,571     $        3,685,799
                                                             =================     ==================
Units sold                                                             703,302              3,823,658
Units redeemed                                                        (976,376)                (5,277)
                                                             -----------------     ------------------
Net increase (decrease)                                               (273,074)             3,818,381
Units outstanding, beginning                                         3,818,381                    -
                                                             -----------------     ------------------
Units outstanding, ending                                            3,545,307              3,818,381
                                                             =================     ==================

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $   3,986,976
Cost of units redeemed                                                                       (410,923)
Net investment income (loss)                                                                  (32,290)
Net realized gain (loss)                                                                     (299,435)
Realized gain distributions                                                                   141,109
Net change in unrealized appreciation (depreciation)                                       (1,480,866)
                                                                                        -------------
                                                                                        $   1,904,571
                                                                                        =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.54        3,545     $    1,905          1.25%         -44.3%
12/31/07          0.97        3,818          3,686          1.25%          -3.5%
05/24/07          1.00          -              -            1.25%           0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.54          -       $      -            1.00%         -44.2%
12/31/07          0.97          -              -            1.00%          -3.3%
05/24/07          1.00          -              -            1.00%           0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.54          -       $      -            0.75%         -44.1%
12/31/07          0.97          -              -            0.75%          -3.2%
05/24/07          1.00          -              -            0.75%           0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.54          -       $      -            0.50%         -43.9%
12/31/07          0.97          -              -            0.50%          -3.0%
05/24/07          1.00          -              -            0.50%           0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.55          -       $      -            0.25%         -43.8%
12/31/07          0.97          -              -            0.25%          -2.9%
05/24/07          1.00          -              -            0.25%           0.0%

                                   BAND 0
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.55          -       $      -            0.00%         -43.6%
12/31/07          0.97          -              -            0.00%          -2.7%
05/24/07          1.00          -              -            0.00%           0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008         2007
0.3%         0.0%

                             AUL American Unit Trust
                                       AIM
                          Dynamics (Class A)(unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $              -      $              -                        -
Receivables: investments sold                      -      ==================     ====================
Payables: investments purchased                    -
                                    ------------------
Net assets                          $              -
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $              -                     -       $               0.59
Band 100                                           -                     -                       0.59
Band 75                                            -                     -                       0.59
Band 50                                            -                     -                       0.59
Band 25                                            -                     -                       0.59
Band 0                                             -                     -                       0.59
                                    ------------------    ------------------
Total                               $              -                     -
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                           $                -
  Mortality & expense charges                                                -
                                                            --------------------
  Net investment income (loss)                                               -
                                                            --------------------
Gain (loss) on investments:
  Net realized gain (loss)                                                   -
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                       -
                                                            --------------------
  Net gain (loss)                                                            -
                                                            --------------------
Increase (decrease) in net assets from operations           $                -
                                                            ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                       For the period
                                                                                         from 5/01/08
                                                                                          to 12/31/08
                                                                                   ------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                                                     $              -
  Net realized gain (loss)                                                                        -
  Realized gain distributions                                                                     -
  Net change in unrealized appreciation (depreciation)                                            -
                                                                                   ------------------
Increase (decrease) in net assets from operations                                                 -
                                                                                   ------------------
Contract owner transactions:
  Proceeds from units sold
                                                                                   ------------------
  Cost of units redeemed
  Increase (decrease)                                                                             -
                                                                                   ------------------
Net increase (decrease)                                                                           -
Net assets, beginning                                                                             -
                                                                                   ------------------
Net assets, ending                                                                 $              -
                                                                                   ==================
Units sold                                                                                        -
Units redeemed                                                                                    -
                                                                                   ------------------
Net increase (decrease)                                                                           -
Units outstanding, beginning                                                                      -
                                                                                   ------------------
Units outstanding, ending                                                                         -
                                                                                   ==================

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $         -
Cost of units redeemed                                                                            -
Net investment income (loss)                                                                      -
Net realized gain (loss)                                                                          -
Realized gain distributions                                                                       -
Net change in unrealized appreciation (depreciation)                                              -
                                                                                        -------------
                                                                                        $         -
                                                                                        =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.59          -       $      -            1.25%         -41.5%
05/01/08          1.00          -              -            1.25%           0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.59          -       $      -            1.00%         -41.4%
05/01/08          1.00          -              -            1.00%           0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.59          -       $      -            0.75%         -41.3%
05/01/08          1.00          -              -            0.75%           0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.59          -       $      -            0.50%         -41.2%
05/01/08          1.00          -              -            0.50%           0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.59          -       $      -            0.25%         -41.1%
05/01/08          1.00          -              -            0.25%           0.0%

                                   BAND 0
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.59          -       $      -            0.00%         -41.0%
05/01/08          1.00          -              -            0.00%           0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

                                      2008
                                      0.0%

                             AUL American Unit Trust
                                    Vanguard
                                 Short-Term Bond

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    1,979,741  $    1,904,165         182,128
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $    1,979,741
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $    1,965,013       1,108,142  $         1.77
Band 100                                     -               -              1.80
Band 75                                      -               -              1.82
Band 50                                      -               -              1.84
Band 25                                      -               -              1.87
Band 0                                    14,728           6,994            2.11
                                  --------------  --------------
Total                             $    1,979,741       1,115,136
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $       58,745
  Mortality & expense charges                                            (18,866)
                                                                  --------------
  Net investment income (loss)                                            39,879
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                 6,453
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                    46,841
                                                                  --------------
  Net gain (loss)                                                         53,294
                                                                  --------------
Increase (decrease) in net assets from operations                 $       93,173
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2008          12/31/2007
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $      39,879       $      35,772
  Net realized gain (loss)                                          6,453              (4,997)
  Realized gain distributions                                         -                   -
  Net change in unrealized appreciation (depreciation)             46,841              37,035
                                                            -------------       -------------
Increase (decrease) in net assets from operations                  93,173              67,810
                                                            -------------       -------------
Contract owner transactions:
  Proceeds from units sold                                      1,059,834             365,769
  Cost of units redeemed                                         (404,534)           (204,040)
                                                            -------------       -------------
  Increase (decrease)                                             655,300             161,729
                                                            -------------       -------------
Net increase (decrease)                                           748,473             229,539
Net assets, beginning                                           1,231,268           1,001,729
                                                            -------------       -------------
Net assets, ending                                          $   1,979,741       $   1,231,268
                                                            =============       =============
Units sold                                                        665,255             294,914
Units redeemed                                                   (284,204)           (194,524)
                                                            -------------       -------------
Net increase (decrease)                                           381,051             100,390
Units outstanding, beginning                                      734,085             633,695
                                                            -------------       -------------
Units outstanding, ending                                       1,115,136             734,085
                                                            =============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                           $   3,287,933
Cost of units redeemed                                                (1,504,304)
Net investment income (loss)                                             130,681
Net realized gain (loss)                                                 (14,551)
Realized gain distributions                                                4,406
Net change in unrealized appreciation (depreciation)                      75,576
                                                                   -------------
                                                                   $   1,979,741
                                                                   =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.77         1,108   $    1,965           1.25%            5.7%
12/31/07         1.68           734        1,231           1.25%            6.1%
12/31/06         1.58           634        1,002           1.25%            3.3%
12/31/05         1.53           491          751           1.25%            0.0%
12/31/04         1.53           503          769           1.25%            0.7%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.80           -     $      -             1.00%            6.0%
12/31/07         1.70           -            -             1.00%            6.4%
12/31/06         1.59           -            -             1.00%            3.3%
12/31/05         1.54           -            -             1.00%            0.8%
12/31/04         1.53           -            -             1.00%            0.4%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.82           -     $      -             0.75%            6.3%
12/31/07         1.71           -            -             0.75%            6.6%
12/31/06         1.61           -            -             0.75%            3.5%
12/31/05         1.55           -            -             0.75%            1.1%
12/31/04         1.54           -            -             0.75%            0.6%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.84           -     $      -             0.50%            6.5%
12/31/07         1.73           -            -             0.50%            6.9%
12/31/06         1.62           -            -             0.50%            3.8%
12/31/05         1.56           -            -             0.50%            1.3%
12/31/04         1.54           -            -             0.50%            0.9%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.87           -     $      -             0.25%            6.8%
12/31/07         1.75           -            -             0.25%            7.2%
12/31/06         1.63           -            -             0.25%            4.1%
12/31/05         1.57           -            -             0.25%            1.6%
12/31/04         1.55           -            -             0.25%            1.1%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     2.11             1   $       15           0.00%            7.1%
12/31/07         1.97           -            -             0.00%            7.4%
12/31/06         1.83           -            -             0.00%            4.3%
12/31/05         1.76           -            -             0.00%            1.8%
12/31/04         1.72           -            -             0.00%            1.4%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007       2006       2005       2004
3.7%       4.5%       4.0%       3.2%       2.8%

                             AUL American Unit Trust
                                    Vanguard
                                    Explorer

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    8,213,620  $   14,433,236         194,958
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $    8,213,620
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $    8,210,480       4,291,897  $         1.91
Band 100                                     -               -              1.94
Band 75                                      -               -              1.96
Band 50                                      -               -              1.99
Band 25                                      -               -              2.02
Band 0                                     3,140           1,382            2.27
                                  --------------  --------------
Total                             $    8,213,620       4,293,279
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $       54,391
  Mortality & expense charges                                           (135,758)
                                                                  --------------
  Net investment income (loss)                                           (81,367)
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                              (588,314)
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                (4,847,802)
                                                                  --------------
  Net gain (loss)                                                     (5,436,116)
                                                                  --------------
Increase (decrease) in net assets from operations                 $   (5,517,483)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2008          12/31/2007
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $     (81,367)      $    (104,973)
  Net realized gain (loss)                                       (588,314)             70,244
  Realized gain distributions                                         -             1,131,717
  Net change in unrealized appreciation (depreciation)         (4,847,802)           (763,000)
                                                            -------------       -------------
Increase (decrease) in net assets from operations              (5,517,483)            333,988
                                                            -------------       -------------
Contract owner transactions:
  Proceeds from units sold                                      3,786,929           7,216,298
  Cost of units redeemed                                       (3,106,197)         (5,300,552)
                                                            -------------       -------------
  Increase (decrease)                                             680,732           1,915,746
                                                            -------------       -------------
Net increase (decrease)                                        (4,836,751)          2,249,734
Net assets, beginning                                          13,050,371          10,800,637
                                                            -------------       -------------
Net assets, ending                                          $   8,213,620       $  13,050,371
                                                            =============       =============
Units sold                                                      1,512,196           2,176,702
Units redeemed                                                 (1,233,135)         (1,609,371)
                                                            -------------       -------------
Net increase (decrease)                                           279,061             567,331
Units outstanding, beginning                                    4,014,218           3,446,887
                                                            -------------       -------------
Units outstanding, ending                                       4,293,279           4,014,218
                                                            =============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                           $  78,528,889
Cost of units redeemed                                               (67,141,412)
Net investment income (loss)                                            (389,225)
Net realized gain (loss)                                                 819,952
Realized gain distributions                                            2,615,032
Net change in unrealized appreciation (depreciation)                  (6,219,616)
                                                                   -------------
                                                                   $   8,213,620
                                                                   =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.91         4,292   $    8,210           1.25%          -41.2%
12/31/07         3.25         4,014       13,050           1.25%            3.8%
12/31/06         3.13         3,447       10,801           1.25%            8.4%
12/31/05         2.89         2,246        6,490           1.25%            7.8%
12/31/04         2.68         2,033        5,448           1.25%           12.1%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.94           -     $      -             1.00%          -41.0%
12/31/07         3.29           -            -             1.00%            4.0%
12/31/06         3.16           -            -             1.00%            8.6%
12/31/05         2.91           -            -             1.00%            8.0%
12/31/04         2.69           -            -             1.00%           12.8%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.96           -     $      -             0.75%          -40.9%
12/31/07         3.32           -            -             0.75%            4.3%
12/31/06         3.18           -            -             0.75%            8.9%
12/31/05         2.93           -            -             0.75%            8.3%
12/31/04         2.70           -            -             0.75%           13.1%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.99           -     $      -             0.50%          -40.7%
12/31/07         3.36           -            -             0.50%            4.5%
12/31/06         3.21           -            -             0.50%            9.1%
12/31/05         2.94           -            -             0.50%            8.6%
12/31/04         2.71           -            -             0.50%           13.4%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     2.02           -     $      -             0.25%          -40.6%
12/31/07         3.39           -            -             0.25%            4.8%
12/31/06         3.24           -            -             0.25%            9.4%
12/31/05         2.96           -            -             0.25%            8.9%
12/31/04         2.72           -            -             0.25%           13.6%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     2.27             0   $        3           0.00%          -40.4%
12/31/07         3.81           -            -             0.00%            5.1%
12/31/06         3.63           -            -             0.00%            9.7%
12/31/05         3.31           -            -             0.00%            9.1%
12/31/04         3.03           -            -             0.00%           13.1%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007       2006       2005       2004
0.5%       0.4%       0.5%       0.4%       0.0%

                             AUL American Unit Trust
                               Ariel Mutual Funds
                                      Ariel

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      487,445  $      965,183          20,654
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $      487,445
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      487,445         699,721  $         0.70
Band 100                                     -               -              0.71
Band 75                                      -               -              0.72
Band 50                                      -               -              0.72
Band 25                                      -               -              0.73
Band 0                                       -               -              0.76
                                  --------------  --------------
Total                             $      487,445         699,721
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $        7,647
  Mortality & expense charges                                            (10,475)
                                                                  --------------
  Net investment income (loss)                                            (2,828)
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                              (171,659)
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                  (331,083)
                                                                  --------------
  Net gain (loss)                                                       (502,742)
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (505,570)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2008          12/31/2007
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $      (2,828)      $     (14,781)
  Net realized gain (loss)                                       (171,659)              7,013
  Realized gain distributions                                         -               115,301
  Net change in unrealized appreciation (depreciation)           (331,083)           (131,212)
                                                            -------------       -------------
Increase (decrease) in net assets from operations                (505,570)            (23,679)
                                                            -------------       -------------
Contract owner transactions:
  Proceeds from units sold                                         82,823             142,410
  Cost of units redeemed                                         (320,354)           (397,664)
                                                            -------------       -------------
  Increase (decrease)                                            (237,531)           (255,254)
                                                            -------------       -------------
Net increase (decrease)                                          (743,101)           (278,933)
Net assets, beginning                                           1,230,546           1,509,479
                                                            -------------       -------------
Net assets, ending                                          $     487,445       $   1,230,546
                                                            =============       =============

Units sold                                                        235,237             292,455
Units redeemed                                                   (438,243)           (464,643)
                                                            -------------       -------------
Net increase (decrease)                                          (203,006)           (172,188)
Units outstanding, beginning                                      902,727           1,074,915
                                                            -------------       -------------
Units outstanding, ending                                         699,721             902,727
                                                            =============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                          $    3,985,906
Cost of units redeemed                                                (3,376,884)
Net investment income (loss)                                             (68,254)
Net realized gain (loss)                                                  46,288
Realized gain distributions                                              378,127
Net change in unrealized appreciation (depreciation)                    (477,738)
                                                                  --------------
                                                                  $      487,445
                                                                  ==============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.70           700   $      487           1.25%          -48.9%
12/31/07         1.36           903        1,231           1.25%           -2.9%
12/31/06         1.40         1,075        1,509           1.25%            8.9%
12/31/05         1.29         1,296        1,672           1.25%            0.0%
12/31/04         1.29         1,593        2,055           1.25%           20.6%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.71           -     $      -             1.00%          -48.8%
12/31/07         1.38           -            -             1.00%           -2.7%
12/31/06         1.42           -            -             1.00%            9.3%
12/31/05         1.30           -            -             1.00%           -0.1%
12/31/04         1.30           -            -             1.00%           20.8%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.72           -     $      -             0.75%          -48.6%
12/31/07         1.39           -            -             0.75%           -2.4%
12/31/06         1.43           -            -             0.75%            9.5%
12/31/05         1.30           -            -             0.75%            0.2%
12/31/04         1.30           -            -             0.75%           21.1%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.72           -     $      -             0.50%          -48.5%
12/31/07         1.41           -            -             0.50%           -2.2%
12/31/06         1.44           -            -             0.50%            9.8%
12/31/05         1.31           -            -             0.50%            0.4%
12/31/04         1.30           -            -             0.50%           21.4%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.73           -     $      -             0.25%          -48.4%
12/31/07         1.42           -            -             0.25%           -2.0%
12/31/06         1.45           -            -             0.25%           10.1%
12/31/05         1.32           -            -             0.25%            0.7%
12/31/04         1.31           -            -             0.25%           21.7%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.76           -     $      -             0.00%          -48.2%
12/31/07         1.46           -            -             0.00%           -1.7%
12/31/06         1.49           -            -             0.00%           10.3%
12/31/05         1.35           -            -             0.00%            0.9%
12/31/04         1.34           -            -             0.00%           21.2%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007       2006       2005       2004
0.9%       0.3%       0.0%       0.3%       0.1%

                             AUL American Unit Trust
                               Ariel Mutual Funds
                               Ariel Appreciation

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      385,531  $      714,628          17,701
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $      385,531
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      385,531         509,627  $         0.76
Band 100                                     -               -              0.77
Band 75                                      -               -              0.78
Band 50                                      -               -              0.79
Band 25                                      -               -              0.80
Band 0                                       -               -              0.82
                                  --------------  --------------
Total                             $      385,531         509,627
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $        3,220
  Mortality & expense charges                                            (11,019)
                                                                  --------------
  Net investment income (loss)                                            (7,799)
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                              (264,610)
  Realized gain distributions                                             46,847
  Net change in unrealized appreciation (depreciation)                  (136,679)
                                                                  --------------
  Net gain (loss)                                                       (354,442)
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (362,241)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2008          12/31/2007
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $      (7,799)      $     (11,677)
  Net realized gain (loss)                                       (264,610)             50,700
  Realized gain distributions                                      46,847             124,051
  Net change in unrealized appreciation (depreciation)           (136,679)           (229,701)
                                                            -------------       -------------
Increase (decrease) in net assets from operations                (362,241)            (66,627)
                                                            -------------       -------------
Contract owner transactions:
  Proceeds from units sold                                       (328,817)            812,013
  Cost of units redeemed                                         (220,531)           (919,387)
                                                            -------------       -------------
  Increase (decrease)                                            (549,348)           (107,374)
                                                            -------------       -------------
Net increase (decrease)                                          (911,589)           (174,001)
Net assets, beginning                                           1,297,120           1,471,121
                                                            -------------       -------------
Net assets, ending                                          $     385,531       $   1,297,120
                                                            =============       =============
Units sold                                                        160,756             303,905
Units redeemed                                                   (654,593)           (408,529)
                                                            -------------       -------------
Net increase (decrease)                                          (493,837)           (104,624)
Units outstanding, beginning                                    1,003,464           1,108,088
                                                            -------------       -------------
Units outstanding, ending                                         509,627           1,003,464
                                                            =============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                          $    3,637,223
Cost of units redeemed                                                (3,242,259)
Net investment income (loss)                                             (69,030)
Net realized gain (loss)                                                  13,096
Realized gain distributions                                              375,598
Net change in unrealized appreciation (depreciation)                    (329,097)
                                                                  --------------
                                                                  $      385,531
                                                                  ==============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.76           510   $      386           1.25%          -41.5%
12/31/07         1.29         1,003        1,297           1.25%           -2.6%
12/31/06         1.33         1,108        1,471           1.25%            9.7%
12/31/05         1.21         1,340        1,622           1.25%            1.7%
12/31/04         1.19         1,297        1,544           1.25%           11.2%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.77           -     $      -             1.00%          -41.3%
12/31/07         1.31           -            -             1.00%           -2.4%
12/31/06         1.34           -            -             1.00%            9.8%
12/31/05         1.22           -            -             1.00%            1.8%
12/31/04         1.20           -            -             1.00%           12.1%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.78           -     $      -             0.75%          -41.2%
12/31/07         1.32           -            -             0.75%           -2.1%
12/31/06         1.35           -            -             0.75%           10.1%
12/31/05         1.23           -            -             0.75%            2.4%
12/31/04         1.20           -            -             0.75%           12.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.79           -     $      -             0.50%          -41.0%
12/31/07         1.33           -            -             0.50%           -1.9%
12/31/06         1.36           -            -             0.50%           10.4%
12/31/05         1.23           -            -             0.50%            2.3%
12/31/04         1.20           -            -             0.50%           12.6%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.80           -     $      -             0.25%          -40.9%
12/31/07         1.35           -            -             0.25%           -1.6%
12/31/06         1.37           -            -             0.25%           10.7%
12/31/05         1.24           -            -             0.25%            2.6%
12/31/04         1.21           -            -             0.25%           12.9%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.82           -     $      -             0.00%          -40.7%
12/31/07         1.39           -            -             0.00%           -1.4%
12/31/06         1.41           -            -             0.00%           10.9%
12/31/05         1.27           -            -             0.00%            2.9%
12/31/04         1.23           -            -             0.00%           13.4%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007       2006       2005       2004
0.4%       0.5%       0.0%       0.3%       0.1%

                             AUL American Unit Trust
                                       MFS
                           International New Discovery

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    2,568,617  $    4,987,385         206,646
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $    2,568,617
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $    2,568,617       1,917,239  $         1.34
Band 100                                     -               -              1.36
Band 75                                      -               -              1.38
Band 50                                      -               -              1.39
Band 25                                      -               -              1.41
Band 0                                       -               -              1.45
                                  --------------  --------------
Total                             $    2,568,617       1,917,239
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $       49,013
  Mortality & expense charges                                            (43,981)
                                                                  --------------
  Net investment income (loss)                                             5,032
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                              (251,922)
  Realized gain distributions                                            179,148
  Net change in unrealized appreciation (depreciation)                (1,887,837)
                                                                  --------------
  Net gain (loss)                                                     (1,960,611)
                                                                  --------------
Increase (decrease) in net assets from operations                 $   (1,955,579)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2008          12/31/2007
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $       5,032       $     (15,583)
  Net realized gain (loss)                                       (251,922)            312,508
  Realized gain distributions                                     179,148             830,328
  Net change in unrealized appreciation (depreciation)         (1,887,837)           (806,552)
                                                            -------------       -------------
Increase (decrease) in net assets from operations              (1,955,579)            320,701
                                                            -------------       -------------
Contract owner transactions:
  Proceeds from units sold                                      1,329,547           2,102,534
  Cost of units redeemed                                       (1,440,694)         (2,073,213)
                                                            -------------       -------------
  Increase (decrease)                                            (111,147)             29,321
                                                            -------------       -------------
Net increase (decrease)                                        (2,066,726)            350,022
Net assets, beginning                                           4,635,343           4,285,321
                                                            -------------       -------------
Net assets, ending                                          $   2,568,617       $   4,635,343
                                                            =============       =============
Units sold                                                        764,008             905,527
Units redeemed                                                   (760,419)           (893,910)
                                                            -------------       -------------
Net increase (decrease)                                             3,589              11,617
Units outstanding, beginning                                    1,913,650           1,902,033
                                                            -------------       -------------
Units outstanding, ending                                       1,917,239           1,913,650
                                                            =============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                          $    8,791,375
Cost of units redeemed                                                (5,789,585)
Net investment income (loss)                                             (33,549)
Net realized gain (loss)                                                 477,565
Realized gain distributions                                            1,541,579
Net change in unrealized appreciation (depreciation)                  (2,418,768)
                                                                  --------------
                                                                  $    2,568,617
                                                                  ==============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.34         1,917   $    2,569           1.25%          -44.7%
12/31/07         2.42         1,914        4,635           1.25%            7.5%
12/31/06         2.25         1,902        4,285           1.25%           25.2%
12/31/05         1.80         1,076        1,936           1.25%           19.2%
12/31/04         1.51           569          859           1.25%           22.8%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.36           -     $      -             1.00%          -44.6%
12/31/07         2.45           -            -             1.00%            7.8%
12/31/06         2.27           -            -             1.00%           25.6%
12/31/05         1.81           -            -             1.00%           19.0%
12/31/04         1.52           -            -             1.00%           23.1%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.38           -     $      -             0.75%          -44.4%
12/31/07         2.47           -            -             0.75%            8.1%
12/31/06         2.29           -            -             0.75%           25.9%
12/31/05         1.82           -            -             0.75%           19.3%
12/31/04         1.53           -            -             0.75%           23.4%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.39           -     $      -             0.50%          -44.3%
12/31/07         2.50           -            -             0.50%            8.3%
12/31/06         2.31           -            -             0.50%           26.2%
12/31/05         1.83           -            -             0.50%           19.6%
12/31/04         1.53           -            -             0.50%           23.7%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.41           -     $      -             0.25%          -44.1%
12/31/07         2.53           -            -             0.25%            8.6%
12/31/06         2.33           -            -             0.25%           26.5%
12/31/05         1.84           -            -             0.25%           19.8%
12/31/04         1.53           -            -             0.25%           24.0%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.45           -     $      -             0.00%          -44.0%
12/31/07         2.60           -            -             0.00%            8.9%
12/31/06         2.39           -            -             0.00%           26.8%
12/31/05         1.88           -            -             0.00%           20.1%
12/31/04         1.57           -            -             0.00%           24.8%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007       2006       2005       2004
1.4%       0.9%       1.0%       0.7%       0.0%

                             AUL American Unit Trust
                                       MFS
                                 Mid-Cap Growth

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $        3,809  $        7,007             758
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $        3,809
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $        3,809           6,493  $         0.59
Band 100                                     -               -              0.59
Band 75                                      -               -              0.60
Band 50                                      -               -              0.61
Band 25                                      -               -              0.62
Band 0                                       -               -              0.64
                                  --------------  --------------
Total                             $        3,809           6,493
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $          -
  Mortality & expense charges                                               (233)
                                                                  --------------
  Net investment income (loss)                                              (233)
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                 9,371
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                   (16,313)
                                                                  --------------
  Net gain (loss)                                                         (6,942)
                                                                  --------------
Increase (decrease) in net assets from operations                 $       (7,175)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2008          12/31/2007
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $        (233)      $      (1,356)
  Net realized gain (loss)                                          9,371                 470
  Realized gain distributions                                         -                   -
  Net change in unrealized appreciation (depreciation)            (16,313)              8,095
                                                            -------------       -------------
Increase (decrease) in net assets from operations                  (7,175)              7,209
                                                            -------------       -------------
Contract owner transactions:
  Proceeds from units sold                                        (85,577)             35,579
  Cost of units redeemed                                          (28,232)             (4,027)
                                                            -------------       -------------
  Increase (decrease)                                            (113,809)             31,552
                                                            -------------       -------------
Net increase (decrease)                                          (120,984)             38,761
Net assets, beginning                                             124,793              86,032
                                                            -------------       -------------
Net assets, ending                                          $       3,809       $     124,793
                                                            =============       =============
Units sold                                                          5,400              29,512
Units redeemed                                                   (101,586)             (3,369)
                                                            -------------       -------------
Net increase (decrease)                                           (96,186)             26,143
Units outstanding, beginning                                      102,679              76,536
                                                            -------------       -------------
Units outstanding, ending                                           6,493             102,679
                                                            =============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                            $     86,050
Cost of units redeemed                                                   (90,722)
Net investment income (loss)                                              (3,482)
Net realized gain (loss)                                                  15,161
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                      (3,198)
                                                                    ------------
                                                                    $      3,809
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.59             6   $        4           1.25%          -51.7%
12/31/07         1.22           103          125           1.25%            8.1%
12/31/06         1.12            77           86           1.25%            1.3%
12/31/05         1.11            62           69           1.25%            0.9%
12/31/04         1.10            46           51           1.25%           13.4%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.59           -     $      -             1.00%          -51.6%
12/31/07         1.23           -            -             1.00%            8.4%
12/31/06         1.13           -            -             1.00%            1.2%
12/31/05         1.12           -            -             1.00%            1.4%
12/31/04         1.10           -            -             1.00%           13.6%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.60           -     $      -             0.75%          -51.5%
12/31/07         1.24           -            -             0.75%            8.7%
12/31/06         1.14           -            -             0.75%            1.4%
12/31/05         1.13           -            -             0.75%            1.7%
12/31/04         1.11           -            -             0.75%           13.9%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.61           -     $      -             0.50%          -51.4%
12/31/07         1.25           -            -             0.50%            8.9%
12/31/06         1.15           -            -             0.50%            1.7%
12/31/05         1.13           -            -             0.50%            1.9%
12/31/04         1.11           -            -             0.50%           14.2%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.62           -     $      -             0.25%          -51.2%
12/31/07         1.27           -            -             0.25%            9.2%
12/31/06         1.16           -            -             0.25%            1.9%
12/31/05         1.14           -            -             0.25%            2.2%
12/31/04         1.11           -            -             0.25%           14.4%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.64           -     $      -             0.00%          -51.1%
12/31/07         1.30           -            -             0.00%            9.5%
12/31/06         1.19           -            -             0.00%            2.2%
12/31/05         1.16           -            -             0.00%            2.5%
12/31/04         1.14           -            -             0.00%           14.6%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007       2006       2005       2004
0.0%       0.0%       0.0%       0.0%       0.0%

                             AUL American Unit Trust
                                       MFS
                                 Strategic Value

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      164,735  $      322,504          23,300
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $      164,735
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      164,735         235,116  $         0.70
Band 100                                     -               -              0.71
Band 75                                      -               -              0.72
Band 50                                      -               -              0.73
Band 25                                      -               -              0.74
Band 0                                       -               -              0.76
                                  --------------  --------------
Total                             $      164,735         235,116
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $        2,038
  Mortality & expense charges                                             (2,951)
                                                                  --------------
  Net investment income (loss)                                              (913)
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                               (25,477)
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                   (99,294)
                                                                  --------------
  Net gain (loss)                                                       (124,771)
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (125,684)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2008          12/31/2007
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $        (913)      $      (2,850)
  Net realized gain (loss)                                        (25,477)              1,329
  Realized gain distributions                                          -               49,310
  Net change in unrealized appreciation (depreciation)            (99,294)            (63,294)
                                                            -------------       -------------
Increase (decrease) in net assets from operations                (125,684)            (15,505)
                                                            -------------       -------------
Contract owner transactions:
  Proceeds from units sold                                         25,030              54,694
  Cost of units redeemed                                          (40,451)            (64,969)
                                                            -------------       -------------
  Increase (decrease)                                             (15,421)            (10,275)
                                                            -------------       -------------
Net increase (decrease)                                          (141,105)            (25,780)
Net assets, beginning                                             305,840             331,620
                                                            -------------       -------------
Net assets, ending                                          $     164,735       $     305,840
                                                            =============       =============
Units sold                                                         47,887              69,284
Units redeemed                                                    (56,966)            (80,525)
                                                            -------------       -------------
Net increase (decrease)                                            (9,079)            (11,241)
Units outstanding, beginning                                      244,195             255,436
                                                            -------------       -------------
Units outstanding, ending                                         235,116             244,195
                                                            =============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                            $    460,790
Cost of units redeemed                                                  (214,423)
Net investment income (loss)                                              (8,255)
Net realized gain (loss)                                                 (12,010)
Realized gain distributions                                               96,402
Net change in unrealized appreciation (depreciation)                    (157,769)
                                                                    ------------
                                                                    $    164,735
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.70           235   $      165           1.25%          -44.1%
12/31/07         1.25           244          306           1.25%           -3.5%
12/31/06         1.30           255          332           1.25%           12.9%
12/31/05         1.15           233          268           1.25%           -1.7%
12/31/04         1.17           107          125           1.25%           15.8%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.71           -     $      -             1.00%          -43.9%
12/31/07         1.27           -            -             1.00%           -3.3%
12/31/06         1.31           -            -             1.00%           12.9%
12/31/05         1.16           -            -             1.00%           -1.7%
12/31/04         1.18           -            -             1.00%           16.8%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.72           -     $      -             0.75%          -43.8%
12/31/07         1.28           -            -             0.75%           -3.0%
12/31/06         1.32           -            -             0.75%           13.2%
12/31/05         1.17           -            -             0.75%           -1.5%
12/31/04         1.18           -            -             0.75%           17.1%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.73           -     $      -             0.50%          -43.6%
12/31/07         1.29           -            -             0.50%           -2.8%
12/31/06         1.33           -            -             0.50%           13.5%
12/31/05         1.17           -            -             0.50%           -1.2%
12/31/04         1.19           -            -             0.50%           17.4%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.74           -     $      -             0.25%          -43.5%
12/31/07         1.31           -            -             0.25%           -2.6%
12/31/06         1.34           -            -             0.25%           13.8%
12/31/05         1.18           -            -             0.25%           -1.0%
12/31/04         1.19           -            -             0.25%           17.7%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.76           -     $      -             0.00%          -43.4%
12/31/07         1.34           -            -             0.00%           -2.3%
12/31/06         1.37           -            -             0.00%           14.1%
12/31/05         1.21           -            -             0.00%           -0.7%
12/31/04         1.21           -            -             0.00%           18.2%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007       2006       2005       2004
0.9%       0.4%       1.5%       0.4%       1.0%

                             AUL American Unit Trust
                                       MFS
                                      Value

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    1,250,336  $    1,715,182          71,284
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $    1,250,336
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $    1,250,336       1,200,752  $         1.04
Band 100                                     -               -              1.06
Band 75                                      -               -              1.07
Band 50                                      -               -              1.08
Band 25                                      -               -              1.10
Band 0                                       -               -              1.13
                                  --------------  --------------
Total                             $    1,250,336       1,200,752
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $       19,318
  Mortality & expense charges                                            (15,801)
                                                                  --------------
  Net investment income (loss)                                             3,517
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                               (23,743)
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                  (466,343)
                                                                  --------------
  Net gain (loss)                                                       (490,086)
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (486,569)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2008          12/31/2007
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $       3,517       $         346
  Net realized gain (loss)                                        (23,743)             19,953
  Realized gain distributions                                         -                91,873
  Net change in unrealized appreciation (depreciation)           (466,343)            (52,440)
                                                            -------------       -------------

Increase (decrease) in net assets from operations                (486,569)             59,732
                                                            -------------       -------------
Contract owner transactions:
  Proceeds from units sold                                        696,685             698,720
  Cost of units redeemed                                         (321,732)           (209,420)
                                                            -------------       -------------
  Increase (decrease)                                             374,953             489,300
                                                            -------------       -------------
Net increase (decrease)                                          (111,616)            549,032
Net assets, beginning                                           1,361,952             812,920
                                                            -------------       -------------
Net assets, ending                                          $   1,250,336       $   1,361,952
                                                            =============       =============
Units sold                                                        596,985             452,776
Units redeemed                                                   (263,585)           (135,567)
                                                            -------------       -------------
Net increase (decrease)                                           333,400             317,209
Units outstanding, beginning                                      867,352             550,143
                                                            -------------       -------------
Units outstanding, ending                                       1,200,752             867,352
                                                            =============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                           $   2,154,155
Cost of units redeemed                                                  (561,697)
Net investment income (loss)                                               5,422
Net realized gain (loss)                                                  (3,247)
Realized gain distributions                                              120,549
Net change in unrealized appreciation (depreciation)                    (464,846)
                                                                   -------------
                                                                   $   1,250,336
                                                                   =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.04         1,201  $     1,250           1.25%          -33.7%
12/31/07         1.57           867        1,362           1.25%            6.3%
12/31/06         1.48           550          813           1.25%           19.2%
12/31/05         1.24           111          138           1.25%            5.1%
12/31/04         1.18             2            2           1.25%           13.5%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.06           -     $      -             1.00%          -33.5%
12/31/07         1.59           -            -             1.00%            6.5%
12/31/06         1.49           -            -             1.00%           19.5%
12/31/05         1.25           -            -             1.00%            4.9%
12/31/04         1.19           -            -             1.00%           14.2%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.07           -     $      -             0.75%          -33.4%
12/31/07         1.60           -            -             0.75%            6.8%
12/31/06         1.50           -            -             0.75%           19.8%
12/31/05         1.25           -            -             0.75%            5.2%
12/31/04         1.19           -            -             0.75%           14.5%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.08           -     $      -             0.50%          -33.2%
12/31/07         1.62           -            -             0.50%            7.1%
12/31/06         1.51           -            -             0.50%           20.1%
12/31/05         1.26           -            -             0.50%            5.5%
12/31/04         1.20           -            -             0.50%           14.8%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.10           -     $      -             0.25%          -33.0%
12/31/07         1.64           -            -             0.25%            7.3%
12/31/06         1.53           -            -             0.25%           20.4%
12/31/05         1.27           -            -             0.25%            5.7%
12/31/04         1.20           -            -             0.25%           15.0%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.13           -     $      -             0.00%          -32.8%
12/31/07         1.68           -            -             0.00%            7.6%
12/31/06         1.56           -            -             0.00%           20.7%
12/31/05         1.30           -            -             0.00%            6.0%
12/31/04         1.22           -            -             0.00%           15.6%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007       2006       2005       2004
1.5%       1.3%       1.4%       1.9%       1.3%

                             AUL American Unit Trust
                                     Allianz
                            CCM Capital Appreciation

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    1,582,854  $    2,598,673         134,482
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $    1,582,854
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $    1,582,780       1,822,272  $         0.87
Band 100                                      74              84            0.88
Band 75                                      -               -              0.89
Band 50                                      -               -              0.90
Band 25                                      -               -              0.92
Band 0                                       -               -              0.93
                                  --------------  --------------
Total                             $    1,582,854       1,822,356
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $            1
  Mortality & expense charges                                            (25,224)
                                                                  --------------
  Net investment income (loss)                                           (25,223)
                                                                  --------------

Gain (loss) on investments:
  Net realized gain (loss)                                               (38,211)
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                (1,062,851)
                                                                  --------------
  Net gain (loss)                                                     (1,101,062)
                                                                  --------------
Increase (decrease) in net assets from operations                 $   (1,126,285)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                Year ended         Year ended
                                                                12/31/2008         12/31/2007
                                                            --------------     --------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $      (25,223)    $      (25,343)
  Net realized gain (loss)                                         (38,211)            22,363
  Realized gain distributions                                          -              195,832
  Net change in unrealized appreciation (depreciation)          (1,062,851)           108,214
                                                            --------------     --------------
Increase (decrease) in net assets from operations               (1,126,285)           301,066
                                                            --------------     --------------
Contract owner transactions:
  Proceeds from units sold                                         606,673            549,584
  Cost of units redeemed                                          (220,873)          (502,365)
                                                            --------------     --------------
  Increase (decrease)                                              385,800             47,219
                                                            --------------     --------------
Net increase (decrease)                                           (740,485)           348,285
Net assets, beginning                                            2,323,339          1,975,054
                                                            --------------     --------------
Net assets, ending                                          $    1,582,854     $    2,323,339
                                                            ==============     ==============
Units sold                                                         501,609            387,892
Units redeemed                                                    (187,796)          (358,568)
                                                            --------------     --------------
Net increase (decrease)                                            313,813             29,324
Units outstanding, beginning                                     1,508,543          1,479,219
                                                            --------------     --------------
Units outstanding, ending                                        1,822,356          1,508,543
                                                            ==============     ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $     3,320,468
Cost of units redeemed                                                  (969,843)
Net investment income (loss)                                             (69,548)
Net realized gain (loss)                                                  (8,770)
Realized gain distributions                                              326,366
Net change in unrealized appreciation (depreciation)                  (1,015,819)
                                                                 ---------------
                                                                 $     1,582,854
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $    0.87          1,822   $    1,583           1.25%          -43.6%
12/31/07        1.54          1,509        2,323           1.25%           15.3%
12/31/06        1.34          1,479        1,975           1.25%            5.1%
12/31/05        1.27            115          146           1.25%            7.6%
12/31/04        1.18              1            1           1.25%           10.3%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.88             0   $        0           1.00%          -43.5%
12/31/07         1.56           -            -             1.00%           15.6%
12/31/06         1.35           -            -             1.00%            5.3%
12/31/05         1.28           -            -             1.00%            7.3%
12/31/04         1.19           -            -             1.00%           10.9%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.89           -     $      -             0.75%          -43.3%
12/31/07         1.57           -            -             0.75%           15.9%
12/31/06         1.36           -            -             0.75%            5.6%
12/31/05         1.29           -            -             0.75%            7.6%
12/31/04         1.19           -            -             0.75%           11.1%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.90           -     $      -           0.50%            -43.2%
12/31/07         1.59           -            -           0.50%             16.2%
12/31/06         1.37           -            -           0.50%              5.8%
12/31/05         1.29           -            -           0.50%              7.9%
12/31/04         1.20           -            -           0.50%             11.4%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.92           -     $      -             0.25%          -43.0%
12/31/07         1.61           -            -             0.25%           16.5%
12/31/06         1.38           -            -             0.25%            6.1%
12/31/05         1.30           -            -             0.25%            8.1%
12/31/04         1.20           -            -             0.25%           11.7%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.93           -     $      -             0.00%          -42.9%
12/31/07         1.62           -            -             0.00%           16.8%
12/31/06         1.39           -            -             0.00%            6.4%
12/31/05         1.31           -            -             0.00%            8.4%
12/31/04         1.21           -            -             0.00%           12.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008          2007          2006        2005            2004
0.0%          0.1%          0.3%        0.3%            1.9%

                             AUL American Unit Trust
                                     Allianz
                             CCM Mid Cap (unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $          -    $          -               -
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $          -
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $          -               -    $         0.67
Band 100                                     -               -              0.67
Band 75                                      -               -              0.67
Band 50                                      -               -              0.68
Band 25                                      -               -              0.68
Band 0                                       -               -              0.69
                                  --------------  --------------
Total                             $          -               -
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $          -
  Mortality & expense charges                                                -
                                                                  --------------
  Net investment income (loss)                                               -
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                   -
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                       -
                                                                  --------------
  Net gain (loss)                                                            -
                                                                  --------------
Increase (decrease) in net assets from operations                 $          -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                Year ended         Year ended
                                                                12/31/2008         12/31/2007
                                                            --------------     --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                             $          -       $          -
   Net realized gain (loss)                                            -                  -
   Realized gain distributions                                         -                  -
   Net change in unrealized appreciation (depreciation)                -                  -
                                                            --------------     --------------
Increase (decrease) in net assets from operations                      -                  -
                                                            --------------     --------------
Contract owner transactions:
   Proceeds from units sold                                            -                  -
   Cost of units redeemed                                              -                  -
                                                            --------------     --------------
   Increase (decrease)                                                 -                  -
                                                            --------------     --------------
Net increase (decrease)                                                -                  -
Net assets, beginning                                                  -                  -
                                                            --------------     --------------
Net assets, ending                                          $          -       $          -
                                                            ==============     ==============
Units sold                                                             -                  -
Units redeemed                                                         -                  -
                                                            --------------     --------------
Net increase (decrease)                                                -                  -
Units outstanding, beginning                                           -                  -
                                                            --------------     --------------
Units outstanding, ending                                              -                  -
                                                            ==============     ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $           -
Cost of units redeemed                                                       -
Net investment income (loss)                                                 -
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                                 ---------------
                                                                 $           -
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.67          -       $    -              1.25%          -45.3%
12/31/07         1.22          -            -              1.25%           20.2%
12/31/06         1.01          -            -              1.25%            1.4%
10/23/06         1.00          -            -              1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.67          -      $     -              1.00%          -45.1%
12/31/07         1.22          -            -              1.00%           20.5%
12/31/06         1.01          -            -              1.00%            1.4%
10/23/06         1.00          -            -              1.00%            0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.67          -      $     -              0.75%          -45.0%
12/31/07         1.23          -            -              0.75%           20.8%
12/31/06         1.01          -            -              0.75%            1.5%
10/23/06         1.00          -            -              0.75%            0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.68          -      $     -              0.50%          -44.9%
12/31/07         1.23          -            -              0.50%           21.1%
12/31/06         1.02          -            -              0.50%            1.5%
10/23/06         1.00          -            -              0.50%            0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.68          -      $     -              0.25%          -44.7%
12/31/07         1.23          -            -              0.25%           21.5%
12/31/06         1.02          -            -              0.25%            1.6%
10/23/06         1.00          -            -              0.25%            0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.69          -      $     -              0.00%          -44.6%
12/31/07         1.24          -            -              0.00%           21.8%
12/31/06         1.02          -            -              0.00%            1.6%
10/23/06         1.00          -            -              0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007          2006
0.0%       0.0%          0.0%

                             AUL American Unit Trust
                                     Allianz
                                OPCAP Renaissance

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      466,013  $      774,194          43,309
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $      466,013
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      466,013         563,395    $       0.83
Band 100                                     -               -              0.84
Band 75                                      -               -              0.85
Band 50                                      -               -              0.86
Band 25                                      -               -              0.87
Band 0                                       -               -              0.90
                                  --------------  --------------
Total                             $      466,013         563,395
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $        6,365
  Mortality & expense charges                                             (8,902)
                                                                  --------------
  Net investment income (loss)                                            (2,537)
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                            (1,059,981)
  Realized gain distributions                                                 55
  Net change in unrealized appreciation (depreciation)                   707,106
                                                                  --------------
  Net gain (loss)                                                       (352,820)
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (355,357)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                Year ended         Year ended
                                                                12/31/2008         12/31/2007
                                                            --------------     --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                             $       (2,537)    $      (48,434)
   Net realized gain (loss)                                     (1,059,981)          (253,841)
   Realized gain distributions                                          55            959,136
   Net change in unrealized appreciation (depreciation)            707,106           (414,431)
                                                            --------------     --------------
Increase (decrease) in net assets from operations                 (355,357)           242,430
                                                            --------------     --------------
Contract owner transactions:
   Proceeds from units sold                                       (177,100)        (3,163,184)
   Cost of units redeemed                                         (109,231)        (1,315,263)
                                                            --------------     --------------
   Increase (decrease)                                            (286,331)        (4,478,447)
                                                            --------------     --------------
Net increase (decrease)                                           (641,688)        (4,236,017)
Net assets, beginning                                            1,107,701          5,343,718
                                                            --------------     --------------
Net assets, ending                                          $      466,013     $    1,107,701
                                                            ==============     ==============
Units sold                                                         124,731            708,966
Units redeemed                                                    (355,382)        (3,912,613)
                                                            --------------     --------------
Net increase (decrease)                                           (230,651)        (3,203,647)
Units outstanding, beginning                                       794,046          3,997,693
                                                            --------------     --------------
Units outstanding, ending                                          563,395            794,046
                                                            ==============     ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $     7,145,080
Cost of units redeemed                                                (7,356,922)
Net investment income (loss)                                            (216,931)
Net realized gain (loss)                                              (1,219,763)
Realized gain distributions                                            2,422,730
Net change in unrealized appreciation (depreciation)                    (308,181)
                                                                 ---------------
                                                                 $       466,013
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.83           563   $      466           1.25%          -40.7%
12/31/07         1.40           794        1,108           1.25%            4.4%
12/31/06         1.34         3,998        5,344           1.25%           10.5%
12/31/05         1.21         3,986        4,823           1.25%           -4.7%
12/31/04         1.27         3,851        4,891           1.25%           14.4%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.84          -      $     -              1.00%          -40.6%
12/31/07         1.41          -            -              1.00%            4.6%
12/31/06         1.35          -            -              1.00%           11.1%
12/31/05         1.21          -            -              1.00%           -4.4%
12/31/04         1.27          -            -              1.00%           14.5%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.85          -      $     -              0.75%          -40.4%
12/31/07         1.42          -            -              0.75%            4.9%
12/31/06         1.36          -            -              0.75%           11.3%
12/31/05         1.22          -            -              0.75%           -4.2%
12/31/04         1.27          -            -              0.75%           14.8%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.86          -      $     -              0.50%          -40.3%
12/31/07         1.44          -            -              0.50%            5.2%
12/31/06         1.37          -            -              0.50%           11.6%
12/31/05         1.23          -            -              0.50%           -4.0%
12/31/04         1.28          -            -              0.50%           15.1%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.87          -      $     -              0.25%          -40.1%
12/31/07         1.46          -            -              0.25%            5.4%
12/31/06         1.38          -            -              0.25%           11.9%
12/31/05         1.23          -            -              0.25%           -3.7%
12/31/04         1.28          -            -              0.25%           15.4%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.90          -      $     -              0.00%          -40.0%
12/31/07         1.50          -            -              0.00%            5.7%
12/31/06         1.42          -            -              0.00%           12.2%
12/31/05         1.26          -            -              0.00%           -3.5%
12/31/04         1.31          -            -              0.00%           15.6%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008          2007          2006        2005           2004
0.8%          0.6%          0.0%        0.0%           0.0%

                             AUL American Unit Trust
                                     Allianz
                               NFJ Dividend Value

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    1,232,936  $    1,682,970         127,506
Receivables: investments sold                 55  ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $    1,232,991
                                  ==============


                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $    1,232,991       1,824,008  $         0.68
Band 100                                     -               -              0.68
Band 75                                      -               -              0.68
Band 50                                      -               -              0.69
Band 25                                      -               -              0.69
Band 0                                       -               -              0.68
                                  --------------  --------------
Total                             $    1,232,991       1,824,008
                                  ==============  ==============


--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $       28,228
  Mortality & expense charges                                             (9,631)
                                                                  --------------
  Net investment income (loss)                                            18,597
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                               (88,516)
  Realized gain distributions                                             74,730
  Net change in unrealized appreciation (depreciation)                  (418,204)
                                                                  --------------
  Net gain (loss)                                                       (431,990)
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (413,393)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                Year ended         Year ended
                                                                12/31/2008         12/31/2007
                                                            --------------     --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                             $         18,597   $        2,906
   Net realized gain (loss)                                          (88,516)            (722)
   Realized gain distributions                                        74,730           18,245
   Net change in unrealized appreciation (depreciation)             (418,204)         (31,829)
                                                            ----------------   --------------

Increase (decrease) in net assets from operations                   (413,393)         (11,400)
                                                            ----------------   --------------
Contract owner transactions:
   Proceeds from units sold                                        2,321,913          385,588
   Cost of units redeemed                                         (1,032,685)         (17,032)
                                                            ----------------   --------------
   Increase (decrease)                                             1,289,228          368,556
                                                            ----------------   --------------
Net increase (decrease)                                              875,835          357,156
Net assets, beginning                                                357,156              -
                                                            ----------------   --------------
Net assets, ending                                          $      1,232,991   $      357,156
                                                            ================   ==============
Units sold                                                         2,715,327          348,617
Units redeemed                                                    (1,224,367)         (15,569)
                                                            ----------------   --------------
Net increase (decrease)                                            1,490,960          333,048
Units outstanding, beginning                                         333,048              -
                                                            ----------------   --------------
Units outstanding, ending                                          1,824,008          333,048
                                                            ================   ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $     2,707,502
Cost of units redeemed                                                (1,049,717)
Net investment income (loss)                                              21,503
Net realized gain (loss)                                                 (89,238)
Realized gain distributions                                               92,975
Net change in unrealized appreciation (depreciation)                    (450,034)
                                                                 ---------------
                                                                 $     1,232,991
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.68         1,824   $    1,233           1.25%          -37.0%
12/31/07         1.07           333          357           1.25%            3.0%
12/31/06         1.04           -            -             1.25%            4.1%
10/23/06         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.68          -      $     -              1.00%          -36.8%
12/31/07         1.08          -            -              1.00%            3.3%
12/31/06         1.04          -            -              1.00%            4.1%
10/23/06         1.00          -            -              1.00%            0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.68          -      $     -              0.75%          -36.6%
12/31/07         1.08          -            -              0.75%            3.6%
12/31/06         1.04          -            -              0.75%            4.2%
10/23/06         1.00          -            -              0.75%            0.0%


                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.69          -      $     -              0.50%          -36.5%
12/31/07         1.08          -            -              0.50%            3.8%
12/31/06         1.04          -            -              0.50%            4.2%
10/23/06         1.00          -            -              0.50%            0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.69          -      $     -              0.25%          -36.3%
12/31/07         1.09          -            -              0.25%            4.1%
12/31/06         1.04          -            -              0.25%            4.3%
10/23/06         1.00          -            -              0.25%            0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.68          -      $     -              0.00%        -37.9%
12/31/07         1.09          -            -              0.00%          4.3%
12/31/06         1.04          -            -              0.00%          4.3%
10/23/06         1.00          -            -              0.00%          0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008          2007          2006
3.6%          2.2%          0.0%

                             AUL American Unit Trust
                                     Allianz
                                   OPCAP Value

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      325,848  $      715,219          49,445
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $      325,848
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      325,848         468,339  $         0.70
Band 100                                     -               -              0.70
Band 75                                      -               -              0.71
Band 50                                      -               -              0.72
Band 25                                      -               -              0.73
Band 0                                       -               -              0.76
                                  --------------  --------------
Total                             $      325,848         468,339
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $       15,426
  Mortality & expense charges                                             (5,286)
                                                                  --------------
  Net investment income (loss)                                            10,140
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                               (43,161)
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                  (252,362)
                                                                  --------------
  Net gain (loss)                                                       (295,523)
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (285,383)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                Year ended         Year ended
                                                                12/31/2008         12/31/2007
                                                            --------------     --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                             $       10,140     $          894
   Net realized gain (loss)                                        (43,161)             6,010
   Realized gain distributions                                         -               99,883
   Net change in unrealized appreciation (depreciation)           (252,362)          (150,635)
                                                            --------------     --------------
Increase (decrease) in net assets from operations                 (285,383)           (43,848)
                                                            --------------     --------------
Contract owner transactions:
   Proceeds from units sold                                        136,117            220,019
   Cost of units redeemed                                          (97,242)          (278,879)
                                                            --------------     --------------
   Increase (decrease)                                              38,875            (58,860)
                                                            --------------     --------------
Net increase (decrease)                                           (246,508)          (102,708)
Net assets, beginning                                              572,356            675,064
                                                            --------------     --------------
Net assets, ending                                          $      325,848     $      572,356
                                                            ==============     ==============
Units sold                                                         139,096            171,727
Units redeemed                                                     (86,582)          (213,187)
                                                            --------------     --------------
Net increase (decrease)                                             52,514            (41,460)
Units outstanding, beginning                                       415,825            457,285
                                                            --------------     --------------
Units outstanding, ending                                          468,339            415,825
                                                            ==============     ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $     1,087,987
Cost of units redeemed                                                  (578,949)
Net investment income (loss)                                              12,182
Net realized gain (loss)                                                  (7,957)
Realized gain distributions                                              201,956
Net change in unrealized appreciation (depreciation)                    (389,371)
                                                                 ---------------
                                                                 $       325,848
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.70           468   $      326           1.25%          -49.5%
12/31/07         1.38           416          572           1.25%           -6.8%
12/31/06         1.48           457          675           1.25%           19.1%
12/31/05         1.24           305          378           1.25%            1.6%
12/31/04         1.22           265          323           1.25%           16.2%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.70          -      $     -              1.00%          -49.3%
12/31/07         1.39          -            -              1.00%           -6.5%
12/31/06         1.49          -            -              1.00%           19.5%
12/31/05         1.25          -            -              1.00%            1.8%
12/31/04         1.22          -            -              1.00%           16.2%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.71          -      $     -              0.75%          -49.2%
12/31/07         1.41          -            -              0.75%           -6.3%
12/31/06         1.50          -            -              0.75%           19.8%
12/31/05         1.25          -            -              0.75%            2.1%
12/31/04         1.23          -            -              0.75%           16.5%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.72          -      $     -              0.50%          -49.1%
12/31/07         1.42          -            -              0.50%           -6.1%
12/31/06         1.51          -            -              0.50%           20.1%
12/31/05         1.26          -            -              0.50%            2.3%
12/31/04         1.23          -            -              0.50%           16.8%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.73          -      $     -              0.25%          -48.9%
12/31/07         1.44          -            -              0.25%           -5.8%
12/31/06         1.53          -            -              0.25%           20.4%
12/31/05         1.27          -            -              0.25%            2.6%
12/31/04         1.23          -            -              0.25%           17.1%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.76          -      $     -              0.00%          -48.8%
12/31/07         1.48          -            -              0.00%           -5.6%
12/31/06         1.56          -            -              0.00%           20.7%
12/31/05         1.30          -            -              0.00%            2.9%
12/31/04         1.26          -            -              0.00%           17.8%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008          2007          2006        2005            2004
3.4%          1.6%          1.7%        1.2%           0.2%

                             AUL American Unit Trust
                                     Allianz
                        RCM Large Cap Growth (unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $          -    $          -               -
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $          -
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $          -               -      $       0.85
Band 100                                     -               -              0.86
Band 75                                      -               -              0.87
Band 50                                      -               -              0.89
Band 25                                      -               -              0.90
Band 0                                       -               -              0.91
                                  --------------  --------------
Total                             $          -               -
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $          -
  Mortality & expense charges                                                -
                                                                  --------------
  Net investment income (loss)                                               -
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                   -
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                       -
                                                                  --------------
  Net gain (loss)                                                            -
                                                                  --------------
Increase (decrease) in net assets from operations                 $          -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                Year ended         Year ended
                                                                12/31/2008         12/31/2007
                                                            --------------     --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                             $          -       $          -
   Net realized gain (loss)                                            -                  -
   Realized gain distributions                                         -                  -
   Net change in unrealized appreciation (depreciation)                -                  -
                                                            --------------     --------------
Increase (decrease) in net assets from operations                      -                  -
                                                            --------------     --------------
Contract owner transactions:
   Proceeds from units sold                                                               -
   Cost of units redeemed                                                                 -
                                                            --------------     --------------
   Increase (decrease)                                                 -                  -
                                                            --------------     --------------
Net increase (decrease)                                                -                  -
Net assets, beginning                                                  -                  -
                                                            --------------     --------------
Net assets, ending                                          $          -       $          -
                                                            ==============     ==============
Units sold                                                             -                  -
Units redeemed                                                         -                  -
                                                            --------------     --------------
Net increase (decrease)                                                -                  -
Units outstanding, beginning                                           -                  -
                                                            --------------     --------------
Units outstanding, ending                                              -                  -
                                                            ==============     ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $           -
Cost of units redeemed                                                       -
Net investment income (loss)                                                 -
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                                 ---------------
                                                                 $           -
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.85          -      $     -              1.25%          -39.5%
12/31/07         1.41          -            -              1.25%           11.3%
12/31/06         1.26          -            -              1.25%            5.3%
12/31/05         1.20          -            -              1.25%            8.1%
12/31/04         1.11          -            -              1.25%            5.7%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.86          -      $     -              1.00%          -39.3%
12/31/07         1.42          -            -              1.00%           11.6%
12/31/06         1.27          -            -              1.00%            5.5%
12/31/05         1.21          -            -              1.00%            8.4%
12/31/04         1.11          -            -              1.00%            5.4%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.87          -      $     -              0.75%          -39.2%
12/31/07         1.44          -            -              0.75%           11.9%
12/31/06         1.28          -            -              0.75%            5.8%
12/31/05         1.21          -            -              0.75%            8.6%
12/31/04         1.12          -            -              0.75%            5.7%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.89          -      $     -              0.50%          -39.0%
12/31/07         1.45          -            -              0.50%           12.2%
12/31/06         1.29          -            -              0.50%            6.1%
12/31/05         1.22          -            -              0.50%            8.9%
12/31/04         1.12          -            -              0.50%            6.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.90          -      $     -              0.25%          -38.9%
12/31/07         1.47          -            -              0.25%           12.5%
12/31/06         1.31          -            -              0.25%            6.3%
12/31/05         1.23          -            -              0.25%            9.2%
12/31/04         1.12          -            -              0.25%            6.2%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.91          -      $     -              0.00%          -38.7%
12/31/07         1.48          -            -              0.00%           12.7%
12/31/06         1.32          -            -              0.00%            6.6%
12/31/05         1.24          -            -              0.00%            9.5%
12/31/04         1.13          -            -              0.00%            6.5%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008          2007          2006        2005            2004
0.0%          0.0%          0.0%        0.0%           0.0%

                             AUL American Unit Trust
                                     Allianz
                         NFJ Small Cap Value  (Class R)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    2,970,155  $    4,360,575         153,021
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $    2,970,155
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $    2,555,359       1,975,224    $       1.29
Band 100                                  34,480          26,305            1.31
Band 75                                      -               -              1.33
Band 50                                      -               -              1.35
Band 25                                      -               -              1.36
Band 0                                   380,316         275,153            1.38
                                  --------------  --------------
Total                             $    2,970,155       2,276,682
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $       43,906
  Mortality & expense charges                                            (30,552)
                                                                  --------------
  Net investment income (loss)                                            13,354
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                              (108,696)
  Realized gain distributions                                            291,575
  Net change in unrealized appreciation (depreciation)                (1,159,101)
                                                                  --------------
  Net gain (loss)                                                       (976,222)
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (962,868)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                Year ended         Year ended
                                                                12/31/2008         12/31/2007
                                                            --------------     --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                             $       13,354     $     (113,180)
   Net realized gain (loss)                                       (108,696)          (297,217)
   Realized gain distributions                                     291,575          1,077,956
   Net change in unrealized appreciation (depreciation)         (1,159,101)          (266,730)
                                                            --------------     --------------
Increase (decrease) in net assets from operations                 (962,868)           400,829
                                                            --------------     --------------
Contract owner transactions:
   Proceeds from units sold                                      2,090,561          5,577,551
   Cost of units redeemed                                         (761,589)       (13,882,070)
                                                            --------------     --------------
   Increase (decrease)                                           1,328,972         (8,304,519)
                                                            --------------     --------------
Net increase (decrease)                                            366,104         (7,903,690)
Net assets, beginning                                            2,604,051         10,507,741
                                                            --------------     --------------
Net assets, ending                                          $    2,970,155     $    2,604,051
                                                            ==============     ==============
Units sold                                                       1,303,184          3,208,667
Units redeemed                                                    (472,508)        (7,906,707)
                                                            --------------     --------------
Net increase (decrease)                                            830,676         (4,698,040)
Units outstanding, beginning                                     1,446,006          6,144,046
                                                            --------------     --------------
Units outstanding, ending                                        2,276,682          1,446,006
                                                            ==============     ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $    19,897,690
Cost of units redeemed                                               (17,317,204)
Net investment income (loss)                                             (43,335)
Net realized gain (loss)                                                (382,079)
Realized gain distributions                                            2,205,503
Net change in unrealized appreciation (depreciation)                  (1,390,420)
                                                                 ---------------
                                                                 $     2,970,155
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.29         1,975   $    2,555           1.25%          -27.6%
12/31/07         1.79         1,204        2,150           1.25%            4.5%
12/31/06         1.71         5,981       10,220           1.25%           17.0%
12/31/05         1.46           756        1,104           1.25%            8.1%
12/31/04         1.35           172          232           1.25%           21.6%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.31            26   $       34           1.00%          -27.4%
12/31/07         1.81            36           65           1.00%            4.8%
12/31/06         1.72            49           85           1.00%           17.1%
12/31/05         1.47           -            -             1.00%            8.9%
12/31/04         1.35           -            -             1.00%           21.5%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.33           -     $      -             0.75%          -27.2%
12/31/07         1.82           -            -             0.75%            5.1%
12/31/06         1.74           -            -             0.75%           17.4%
12/31/05         1.48           -            -             0.75%            9.2%
12/31/04         1.36           -            -             0.75%           21.8%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.35           -     $      -             0.50%          -27.0%
12/31/07         1.84           -            -             0.50%            5.3%
12/31/06         1.75           -            -             0.50%           17.6%
12/31/05         1.49           -            -             0.50%            9.4%
12/31/04         1.36           -            -             0.50%           22.1%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.36           -     $      -             0.25%          -26.8%
12/31/07         1.86           -            -             0.25%            5.6%
12/31/06         1.77           -            -             0.25%           17.9%
12/31/05         1.50           -            -             0.25%            9.7%
12/31/04         1.36           -            -             0.25%           22.4%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.38            28   $      380           0.00%         -26.7%
12/31/07         1.88           206          389           0.00%           5.9%
12/31/06         1.78           114          203           0.00%          18.2%
12/31/05         1.51           -            -             0.00%          10.0%
12/31/04         1.37           -            -             0.00%          22.7%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008          2007          2006        2005           2004
1.6%          0.5%          2.7%        3.2%           11.5%

                             AUL American Unit Trust
                                     Allianz
                          NFJ Dividend Value (Class R)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    1,937,059  $    2,550,347         201,329
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased          (20,398)
                                  --------------
Net assets                        $    1,916,661
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $    1,897,766       2,831,084  $         0.67
Band 100                                   2,792           4,142            0.67
Band 75                                      -               -              0.68
Band 50                                      -               -              0.68
Band 25                                      -               -              0.69
Band 0                                    16,103          23,373            0.69
                                  --------------  --------------
Total                             $    1,916,661       2,858,599
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $       36,275
  Mortality & expense charges                                            (14,190)
                                                                  --------------
  Net investment income (loss)                                            22,085
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                               (65,171)
  Realized gain distributions                                            104,365
  Net change in unrealized appreciation (depreciation)                  (545,323)
                                                                  --------------
  Net gain (loss)                                                       (506,129)
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (484,044)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                Year ended         Year ended
                                                                12/31/2008         12/31/2007
                                                            --------------     --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                             $       22,085     $        3,741
   Net realized gain (loss)                                        (65,171)           (22,477)
   Realized gain distributions                                     104,365             41,061
   Net change in unrealized appreciation (depreciation)           (545,323)           (72,366)
                                                            --------------     --------------
Increase (decrease) in net assets from operations                 (484,044)           (50,041)
                                                            --------------     --------------
Contract owner transactions:
   Proceeds from units sold                                      2,467,213          2,283,969
   Cost of units redeemed                                         (853,811)        (1,446,625)
                                                            --------------     --------------
   Increase (decrease)                                           1,613,402            837,344
                                                            --------------     --------------
Net increase (decrease)                                          1,129,358            787,303
Net assets, beginning                                              787,303                -
                                                            --------------     --------------
Net assets, ending                                          $    1,916,661     $      787,303
                                                            ==============     ==============
Units sold                                                       4,276,420          2,097,750
Units redeemed                                                  (2,154,747)        (1,360,824)
                                                            --------------     --------------
Net increase (decrease)                                          2,121,673            736,926
Units outstanding, beginning                                       736,926                -
                                                            --------------     --------------
Units outstanding, ending                                        2,858,599            736,926
                                                            ==============     ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $     4,746,781
Cost of units redeemed                                                (2,300,436)
Net investment income (loss)                                              25,826
Net realized gain (loss)                                                 (87,648)
Realized gain distributions                                              145,426
Net change in unrealized appreciation (depreciation)                    (613,288)
                                                                 ---------------
                                                                 $     1,916,661
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.67         2,831   $    1,898           1.25%          -37.2%
12/31/07         1.07           723          772           1.25%            2.7%
12/31/06         1.04           -            -             1.25%            4.0%
10/23/06         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.67             4   $     3              1.00%          -37.1%
12/31/07         1.07           -         -                1.00%            2.9%
12/31/06         1.04           -         -                1.00%            4.1%
10/23/06         1.00           -         -                1.00%            0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.68           -      $     -             0.75%         -36.9%
12/31/07         1.07           -            -             0.75%           3.2%
12/31/06         1.04           -            -             0.75%           4.1%
10/23/06         1.00           -            -             0.75%           0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.68           -      $     -             0.50%          -36.8%
12/31/07         1.08           -            -             0.50%            3.5%
12/31/06         1.04           -            -             0.50%            4.2%
10/23/06         1.00           -            -             0.50%            0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.69           -      $     -             0.25%          -36.6%
12/31/07         1.08           -            -             0.25%            3.7%
12/31/06         1.04           -            -             0.25%            4.2%
10/23/06         1.00           -            -             0.25%            0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.69            23   $       16           0.00%          -36.4%
12/31/07         1.08            14           15           0.00%            4.0%
12/31/06         1.04           -            -             0.00%            4.3%
10/23/06         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007          2006
2.7%       2.0%          0.0%

                             AUL American Unit Trust
                                     Allianz
                           OPCAP Renaissance (Class R)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $       32,851  $       48,921           3,502
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $       32,851
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $       32,851          38,676    $      0.85
Band 100                                     -               -             0.86
Band 75                                      -               -             0.87
Band 50                                      -               -             0.88
Band 25                                      -               -             0.90
Band 0                                       -               -             0.91
                                  --------------  --------------
Total                             $       32,851          38,676
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $          539
  Mortality & expense charges                                               (452)
                                                                  --------------
  Net investment income (loss)                                                87
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                (9,258)
  Realized gain distributions                                                  4
  Net change in unrealized appreciation (depreciation)                    (7,257)
                                                                  --------------
  Net gain (loss)                                                        (16,511)
                                                                  --------------
Increase (decrease) in net assets from operations                 $      (16,424)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                Year ended         Year ended
                                                                12/31/2008         12/31/2007
                                                            --------------     --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                             $           87     $        (223)
   Net realized gain (loss)                                         (9,258)             (149)
   Realized gain distributions                                           4             5,860
   Net change in unrealized appreciation (depreciation)             (7,257)           (5,867)
                                                            --------------     --------------
Increase (decrease) in net assets from operations                  (16,424)             (379)
                                                            --------------     --------------
Contract owner transactions:
   Proceeds from units sold                                         31,457             41,460
   Cost of units redeemed                                          (16,755)           (13,209)
                                                            --------------     --------------
   Increase (decrease)                                              14,702             28,251
                                                            --------------     --------------
Net increase (decrease)                                             (1,722)            27,872
Net assets, beginning                                               34,573              6,701
                                                            --------------     --------------
Net assets, ending                                          $       32,851     $       34,573
                                                            ==============     ==============
Units sold                                                          28,891             28,361
Units redeemed                                                     (14,249)           (9,172)
                                                            --------------     --------------
Net increase (decrease)                                             14,642             19,189
Units outstanding, beginning                                        24,034              4,845
                                                            --------------     --------------
Units outstanding, ending                                           38,676             24,034
                                                            ==============     ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $        85,319
Cost of units redeemed                                                   (33,801)
Net investment income (loss)                                                (167)
Net realized gain (loss)                                                  (9,246)
Realized gain distributions                                                6,816
Net change in unrealized appreciation (depreciation)                     (16,070)
                                                                  --------------
                                                                 $        32,851
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.85            39   $       33            1.25%         -41.0%
12/31/07         1.44            24           35            1.25%           4.0%
12/31/06         1.38             5            7            1.25%          10.7%
12/31/05         1.25           -            -              1.25%          -5.3%
12/31/04         1.32           -            -              1.25%          13.8%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.86           -     $      -             1.00%          -40.8%
12/31/07         1.45           -            -             1.00%            4.3%
12/31/06         1.39           -            -             1.00%           10.6%
12/31/05         1.26           -            -             1.00%           -4.8%
12/31/04         1.32           -            -             1.00%           13.9%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.87           -     $      -             0.75%          -40.7%
12/31/07         1.47           -            -             0.75%            4.5%
12/31/06         1.41           -            -             0.75%           10.9%
12/31/05         1.27           -            -             0.75%           -4.6%
12/31/04         1.33           -            -             0.75%           14.2%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.88           -     $      -             0.50%          -40.5%
12/31/07         1.49           -            -             0.50%            4.8%
12/31/06         1.42           -            -             0.50%           11.2%
12/31/05         1.27           -            -             0.50%           -4.4%
12/31/04         1.33           -            -             0.50%           14.5%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.90           -     $      -             0.25%          -40.4%
12/31/07         1.50           -            -             0.25%            5.1%
12/31/06         1.43           -            -             0.25%           11.5%
12/31/05         1.28           -            -             0.25%           -4.1%
12/31/04         1.34           -            -             0.25%           14.8%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.91           -     $      -             0.00%          -40.2%
12/31/07         1.52           -            -             0.00%            5.3%
12/31/06         1.44           -            -             0.00%           11.8%
12/31/05         1.29           -            -             0.00%           -3.9%
12/31/04         1.34           -            -             0.00%           15.1%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007          2006      2005          2004
1.6%       0.3%          0.0%      0.0%          0.0%

                             AUL American Unit Trust
                                     Allianz
                              OPCAP Value (Class R)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      304,728  $      634,974          45,892
Receivables: investments sold               -     ==============  ==============
Payables: investments purchased             -
                                  --------------
Net assets                        $      304,728
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      304,728         411,349   $        0.74
Band 100                                     -               -              0.75
Band 75                                      -               -              0.76
Band 50                                      -               -              0.77
Band 25                                      -               -              0.78
Band 0                                       -               -              0.79
                                  --------------  --------------
Total                             $      304,728         411,349
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $       11,276
  Mortality & expense charges                                             (5,909)
                                                                  --------------
  Net investment income (loss)                                             5,367
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                              (112,844)
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                  (207,006)
                                                                  --------------
  Net gain (loss)                                                       (319,850)
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (314,483)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                Year ended         Year ended
                                                                12/31/2008         12/31/2007
                                                            --------------     --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                             $        5,367  $          (1,592)
   Net realized gain (loss)                                       (112,844)             1,661
   Realized gain distributions                                         -               91,281
   Net change in unrealized appreciation (depreciation)           (207,006)          (136,907)
                                                            --------------     --------------
Increase (decrease) in net assets from operations                 (314,483)           (45,557)
                                                            --------------     --------------
Contract owner transactions:
   Proceeds from units sold                                        158,374            354,637
   Cost of units redeemed                                         (154,709)          (184,380)
                                                            --------------     --------------
   Increase (decrease)                                               3,665            170,257
                                                            --------------     --------------
Net increase (decrease)                                           (310,818)           124,700
Net assets, beginning                                              615,546            490,846
                                                            --------------     --------------
Net assets, ending                                          $      304,728   $        615,546
                                                            ==============     ==============
Units sold                                                         150,764            227,823
Units redeemed                                                    (157,269)          (119,192)
                                                            --------------     --------------
Net increase (decrease)                                             (6,505)           108,631
Units outstanding, beginning                                       417,854            309,223
                                                            --------------     --------------
Units outstanding, ending                                          411,349            417,854
                                                            ==============     ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $     1,045,628
Cost of units redeemed                                                  (461,272)
Net investment income (loss)                                               4,105
Net realized gain (loss)                                                (116,172)
Realized gain distributions                                              162,685
Net change in unrealized appreciation (depreciation)                    (330,246)
                                                                 ---------------
                                                                 $       304,728
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.74           411   $     305            1.25%          -49.7%
12/31/07         1.47           418         616            1.25%           -7.2%
12/31/06         1.59           309         491            1.25%           18.5%
12/31/05         1.34           228         306            1.25%            1.5%
12/31/04         1.32           112         148            1.25%           14.8%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.75           -     $      -             1.00%          -49.6%
12/31/07         1.49           -            -             1.00%           -7.0%
12/31/06         1.60           -            -             1.00%           19.1%
12/31/05         1.34           -            -             1.00%            1.4%
12/31/04         1.33           -            -             1.00%           15.7%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $      0.76          -     $      -             0.75%          -49.5%
12/31/07          1.50          -            -             0.75%           -6.7%
12/31/06          1.61          -            -             0.75%           19.4%
12/31/05          1.35          -            -             0.75%            1.7%
12/31/04          1.33          -            -             0.75%           16.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.77           -     $      -             0.50%          -49.3%
12/31/07         1.52           -            -             0.50%           -6.5%
12/31/06         1.63           -            -             0.50%           19.7%
12/31/05         1.36           -            -             0.50%            1.9%
12/31/04         1.33           -            -             0.50%           16.3%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.78           -     $      -             0.25%          -49.2%
12/31/07         1.54           -            -             0.25%           -6.3%
12/31/06         1.64           -            -             0.25%           20.0%
12/31/05         1.37           -            -             0.25%            2.2%
12/31/04         1.34           -            -             0.25%           16.6%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.79           -     $      -             0.00%          -49.1%
12/31/07         1.55           -            -             0.00%           -6.0%
12/31/06         1.65           -            -             0.00%           20.3%
12/31/05         1.38           -            -             0.00%            2.4%
12/31/04         1.34           -            -             0.00%           16.9%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007          2006      2005          2004
2.5%       1.0%          1.2%      0.0%          1.7%

                             AUL American Unit Trust
                                     Allianz
                              CCM Mid Cap (Class R)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      16,958   $       28,905           1,126
Receivables: investments sold               -     ==============  ==============
Payables: investments purchased             -
                                  --------------
Net assets                        $      16,958
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $           15              23  $         0.66
Band 100                                  16,326          24,545            0.67
Band 75                                      -               -              0.67
Band 50                                      -               -              0.67
Band 25                                      -               -              0.68
Band 0                                       617             907            0.68
                                  --------------  --------------
Total                             $       16,958          25,475
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $          -
  Mortality & expense charges                                               (118)
                                                                  --------------
  Net investment income (loss)                                              (118)
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                  (436)
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                   (11,947)
                                                                  --------------
  Net gain (loss)                                                        (12,383)
                                                                  --------------
Increase (decrease) in net assets from operations                 $      (12,501)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                Year ended         Year ended
                                                                12/31/2008         12/31/2007
                                                            --------------     --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                             $         (118)    $          -
   Net realized gain (loss)                                           (436)               -
   Realized gain distributions                                         -                  -
   Net change in unrealized appreciation
  (depreciation)                                                   (11,947)               -
                                                            --------------     --------------
Increase (decrease) in net assets from operations                  (12,501)               -
                                                            --------------     --------------
Contract owner transactions:
   Proceeds from units sold                                         29,966                -
   Cost of units redeemed                                             (507)               -
                                                            --------------     --------------
   Increase (decrease)                                              29,459                -
                                                            --------------     --------------
Net increase (decrease)                                             16,958                -
Net assets, beginning                                                  -                  -
                                                            --------------     --------------
Net assets, ending                                          $       16,958     $          -
                                                            ==============     ==============
Units sold                                                          26,497                -
Units redeemed                                                      (1,022)               -
                                                            --------------     --------------
Net increase (decrease)                                             25,475                -
Units outstanding, beginning                                           -                  -
                                                            --------------     --------------
Units outstanding, ending                                           25,475                -
                                                            ==============     ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $        29,966
Cost of units redeemed                                                      (507)
Net investment income (loss)                                                (118)
Net realized gain (loss)                                                    (436)
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                     (11,947)
                                                                 ---------------
                                                                 $        16,958
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.66             0   $        0           1.25%          -45.5%
12/31/07         1.21           -            -             1.25%           19.7%
12/31/06         1.01           -            -             1.25%            1.3%
10/23/06         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.67            25   $       16           1.00%          -45.3%
12/31/07         1.22           -            -             1.00%           20.0%
12/31/06         1.01           -            -             1.00%            1.4%
10/23/06         1.00           -            -             1.00%            0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.67           -     $      -             0.75%          -45.2%
12/31/07         1.22           -            -             0.75%           20.3%
12/31/06         1.01           -            -             0.75%            1.4%
10/23/06         1.00           -            -             0.75%            0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.67           -     $      -             0.50%          -45.1%
12/31/07         1.22           -            -             0.50%           20.6%
12/31/06         1.01           -            -             0.50%            1.5%
10/23/06         1.00           -            -             0.50%            0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.68           -     $      -             0.25%          -44.9%
12/31/07         1.23           -            -             0.25%           20.9%
12/31/06         1.02           -            -             0.25%            1.5%
10/23/06         1.00           -            -             0.25%            0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.68             1   $        1           0.00%          -44.8%
12/31/07         1.23           -            -             0.00%           21.2%
12/31/06         1.02           -            -             0.00%            1.6%
10/23/06         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007          2006
0.0%       0.0%          0.0%

                             AUL American Unit Trust
                                     Allianz
                        NFJ Small Cap Value (Admin Class)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    6,967,347  $   10,170,886         365,740
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $    6,967,347
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $    6,967,347       9,940,572    $       0.70
Band 100                                     -               -              0.70
Band 75                                      -               -              0.71
Band 50                                      -               -              0.71
Band 25                                      -               -              0.71
Band 0                                       -               -              0.72
                                  --------------  --------------
Total                             $    6,967,347       9,940,572
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $      125,192
  Mortality & expense charges                                           (105,167)
                                                                  --------------
  Net investment income (loss)                                            20,025
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                              (218,840)
  Realized gain distributions                                            690,737
  Net change in unrealized appreciation (depreciation)                (3,081,464)
                                                                  --------------
  Net gain (loss)                                                     (2,609,567)
                                                                  --------------
Increase (decrease) in net assets from operations                 $   (2,589,542)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                               For the period
                                                                Year ended       from 5/24/07
                                                                12/31/2008        to 12/31/07
                                                            --------------     --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                             $       20,025     $      202,018
   Net realized gain (loss)                                       (218,840)            (5,593)
   Realized gain distributions                                     690,737             12,241
   Net change in unrealized appreciation (depreciation)         (3,081,464)          (122,075)
                                                            --------------     --------------
Increase (decrease) in net assets from operations               (2,589,542)            86,591
                                                            --------------     --------------
Contract owner transactions:
   Proceeds from units sold                                      2,794,370          9,722,948
   Cost of units redeemed                                       (2,946,968)          (100,052)
                                                            --------------     --------------
   Increase (decrease)                                            (152,598)         9,622,896
                                                            --------------     --------------
Net increase (decrease)                                         (2,742,140)         9,709,487
Net assets, beginning                                            9,709,487                -
                                                            --------------     --------------
Net assets, ending                                          $    6,967,347     $    9,709,487
                                                            ==============     ==============
Units sold                                                       3,385,350         10,177,707
Units redeemed                                                  (3,519,473)          (103,012)
                                                            --------------     --------------
Net increase (decrease)                                           (134,123)        10,074,695
Units outstanding, beginning                                    10,074,695                -
                                                            --------------     --------------
Units outstanding, ending                                        9,940,572         10,074,695
                                                            ==============     ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $    12,517,318
Cost of units redeemed                                                (3,047,020)
Net investment income (loss)                                             222,043
Net realized gain (loss)                                                (224,433)
Realized gain distributions                                              702,978
Net change in unrealized appreciation (depreciation)                  (3,203,539)
                                                                 ---------------
                                                                 $     6,967,347
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.70         9,941   $    6,967           1.25%           -27.3%
12/31/07         0.96        10,075        9,709           1.25%            -3.6%
05/24/07         1.00           -            -             1.25%             0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.70          -      $     -              1.00%          -27.1%
12/31/07         0.97          -            -              1.00%           -3.5%
05/24/07         1.00          -            -              1.00%            0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.71          -      $     -              0.75%          -26.9%
12/31/07         0.97          -            -              0.75%           -3.3%
05/24/07         1.00          -            -              0.75%            0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.71          -      $     -              0.50%          -26.7%
12/31/07         0.97          -            -              0.50%           -3.2%
05/24/07         1.00          -            -              0.50%            0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.71          -      $     -              0.25%          -26.5%
12/31/07         0.97          -            -              0.25%           -3.0%
05/24/07         1.00          -            -              0.25%            0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.72          -      $     -              0.00%          -26.4%
12/31/07         0.97          -            -              0.00%           -2.9%
05/24/07         1.00          -            -              0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008      2007
1.5%      4.3%

                             AUL American Unit Trust
                                      PIMCO
                                   High Yield

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                        Investments at               Cost of              Mutual Fund
                                                 Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        3,013,654        $    4,274,747                  450,471
Receivables: investments sold                      -      ==================     ====================
Payables: investments purchased                    -
                                    ------------------
Net assets                          $        3,013,654
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        3,013,654             2,738,463     $               1.10
Band 100                                           -                     -                       1.12
Band 75                                            -                     -                       1.13
Band 50                                            -                     -                       1.14
Band 25                                            -                     -                       1.16
Band 0                                             -                     -                       1.19
                                    ------------------    ------------------
Total                               $        3,013,654             2,738,463
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                    $       386,404
  Mortality & expense charges                                                (61,035)
                                                                     ---------------
  Net investment income (loss)                                               325,369
                                                                     ---------------

Gain (loss) on investments:
  Net realized gain (loss)                                                  (512,771)
  Realized gain distributions                                                    -
  Net change in unrealized appreciation (depreciation)                    (1,127,954)
                                                                     ---------------
  Net gain (loss)                                                         (1,640,725)
                                                                     ---------------
Increase (decrease) in net assets from operations                    $    (1,315,356)
                                                                     ===============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2008             12/31/2007
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               $         325,369     $          323,564
  Net realized gain (loss)                                            (512,771)                (8,212)
  Realized gain distributions                                              -                      -
  Net change in unrealized appreciation (depreciation)              (1,127,954)              (220,364)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                   (1,315,356)                94,988
                                                             -----------------     ------------------
Contract owner transactions:
  Proceeds from units sold                                            (156,715)             1,969,492
  Cost of units redeemed                                            (1,381,142)              (742,997)
                                                             -----------------     ------------------
  Increase (decrease)                                               (1,537,857)             1,226,495
                                                             -----------------     ------------------
Net increase (decrease)                                             (2,853,213)             1,321,483
Net assets, beginning                                                5,866,867              4,545,384
                                                             -----------------     ------------------
Net assets, ending                                           $       3,013,654     $        5,866,867
                                                             =================     ==================
Units sold                                                             862,587              1,476,969
Units redeemed                                                      (2,130,526)              (628,746)
                                                             -----------------     ------------------
Net increase (decrease)                                             (1,267,939)               848,223
Units outstanding, beginning                                         4,006,402              3,158,179
                                                             -----------------     ------------------
Units outstanding, ending                                            2,738,463              4,006,402
                                                             =================     ==================

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                                   $    6,986,159
Cost of units redeemed                                                         (2,995,990)
Net investment income (loss)                                                      804,738
Net realized gain (loss)                                                         (523,094)
Realized gain distributions                                                         2,934
Net change in unrealized appreciation (depreciation)                           (1,261,093)
                                                                           --------------
                                                                           $    3,013,654
                                                                           ==============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08     $     1.10       2,738     $    3,014          1.25%         -24.8%
12/31/07           1.46       4,006          5,867          1.25%           2.2%
12/31/06           1.43       3,172          4,545          1.25%           7.7%
12/31/05           1.33         204            271          1.25%           3.1%
12/31/04           1.29          22             29          1.25%           7.5%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     1.12          -       $      -            1.00%         -24.7%
12/31/07          1.48          -              -            1.00%           2.4%
12/31/06          1.44          -              -            1.00%           8.1%
12/31/05          1.34          -              -            1.00%           3.5%
12/31/04          1.29          -              -            1.00%           7.9%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     1.13          -       $      -            0.75%         -24.5%
12/31/07          1.50          -              -            0.75%           2.7%
12/31/06          1.46          -              -            0.75%           8.4%
12/31/05          1.34          -              -            0.75%           3.8%
12/31/04          1.30          -              -            0.75%           8.2%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     1.14          -       $      -            0.50%         -24.3%
12/31/07          1.51          -              -            0.50%           3.0%
12/31/06          1.47          -              -            0.50%           8.7%
12/31/05          1.35          -              -            0.50%           4.0%
12/31/04          1.30          -              -            0.50%           8.5%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     1.16          -       $      -            0.25%         -24.1%
12/31/07          1.53          -              -            0.25%           3.2%
12/31/06          1.48          -              -            0.25%           8.9%
12/31/05          1.36          -              -            0.25%           4.4%
12/31/04          1.30          -              -            0.25%           8.7%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     1.19          -       $      -            0.00%         -23.9%
12/31/07          1.57          -              -            0.00%           3.5%
12/31/06          1.52          -              -            0.00%           9.2%
12/31/05          1.39          -              -            0.00%           7.7%
12/31/04          1.29          -              -            0.00%           8.1%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008        2007          2006        2005           2004
8.7%        7.6%          7.6%        0.0%           0.0%

                             AUL American Unit Trust
                                      PIMCO
                              High Yield (Class R)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                        Investments at               Cost of              Mutual Fund
                                                 Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          850,202    $        1,166,329                  127,085
Receivables: investments sold                      -      ==================     ====================
Payables: investments purchased                    -
                                    ------------------
Net assets                          $          850,202
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          731,168               764,134     $               0.96
Band 100                                        18,165                18,736                     0.97
Band 75                                            -                     -                       0.98
Band 50                                        100,869               101,346                     1.00
Band 25                                            -                     -                       1.01
Band 0                                             -                     -                       1.02
                                    ------------------    ------------------
Total                               $          850,202               884,216
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                    $        71,561
  Mortality & expense charges                                                (10,747)
                                                                     ---------------
  Net investment income (loss)                                                60,814
                                                                     ---------------

Gain (loss) on investments:
  Net realized gain (loss)                                                   (54,387)
  Realized gain distributions                                                    -
  Net change in unrealized appreciation (depreciation)                      (297,755)
                                                                     ---------------
  Net gain (loss)                                                           (352,142)
                                                                     ---------------
Increase (decrease) in net assets from operations                    $      (291,328)
                                                                     ===============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2008             12/31/2007
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               $          60,814     $           46,592
  Net realized gain (loss)                                             (54,387)                 2,466
  Realized gain distributions                                              -                      545
  Net change in unrealized appreciation (depreciation)                (297,755)               (32,446)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                     (291,328)                17,157
                                                             -----------------     ------------------
Contract owner transactions:
  Proceeds from units sold                                             483,355                238,622
  Cost of units redeemed                                              (210,728)              (208,791)
                                                             -----------------     ------------------
  Increase (decrease)                                                  272,627                 29,831
                                                             -----------------     ------------------
Net increase (decrease)                                                (18,701)                46,988
Net assets, beginning                                                  868,903                821,915
                                                             -----------------     ------------------
Net assets, ending                                           $         850,202     $          868,903
                                                             =================     ==================
Units sold                                                             407,590                201,159
Units redeemed                                                        (200,340)              (176,663)
                                                             -----------------     ------------------
Net increase (decrease)                                                207,250                 24,496
Units outstanding, beginning                                           676,966                652,470
                                                             -----------------     ------------------
Units outstanding, ending                                              884,216                676,966
                                                             =================     ==================

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                                   $   1,744,248
Cost of units redeemed                                                          (677,310)
Net investment income (loss)                                                     150,901
Net realized gain (loss)                                                         (52,703)
Realized gain distributions                                                        1,193
Net change in unrealized appreciation (depreciation)                            (316,127)
                                                                           -------------
                                                                                 850,202
                                                                           =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.96         764      $      731          1.25%         -25.1%
12/31/07          1.28         590             755          1.25%           1.8%
12/31/06          1.26         572             718          1.25%           7.3%
12/31/05          1.17         234             274          1.25%           2.6%
12/31/04          1.14          47              54          1.25%           7.5%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.97           19    $        18         1.00%         -25.0%
12/31/07          1.29          -              -           1.00%           2.0%
12/31/06          1.27          -              -           1.00%           7.7%
12/31/05          1.18          -              -           1.00%           3.1%
12/31/04          1.14          -              -           1.00%           7.5%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.98          -       $      -            0.75%         -24.8%
12/31/07          1.31          -              -            0.75%           2.3%
12/31/06          1.28          -              -            0.75%           7.9%
12/31/05          1.18          -              -            0.75%         -18.2%
12/31/04          1.44          -              -            0.75%          36.1%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     1.00          101    $       101         0.50%         -24.6%
12/31/07          1.32           86            114         0.50%           2.5%
12/31/06          1.29           81            104         0.50%           8.2%
12/31/05          1.19          -              -           0.50%           3.6%
12/31/04          1.15          -              -           0.50%           8.1%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     1.01          -       $      -            0.25%         -24.4%
12/31/07          1.33          -              -            0.25%           2.8%
12/31/06          1.30          -              -            0.25%           8.5%
12/31/05          1.20          -              -            0.25%           3.8%
12/31/04          1.15          -              -            0.25%           8.3%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $   1.02            -       $      -            0.00%         -24.2%
12/31/07        1.35            -              -            0.00%           3.1%
12/31/06        1.31            -              -            0.00%           8.8%
12/31/05        1.20            -              -            0.00%           4.1%
12/31/04        1.16            -              -            0.00%           8.6%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008         2007           2006          2005          2004
8.3%         6.7%           7.8%          5.6%          0.0%

                             AUL American Unit Trust
                                      PIMCO
                             Total Return (Class R)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                        Investments at               Cost of              Mutual Fund
                                                 Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        4,477,272    $        4,538,740                  433,707
Receivables: investments sold                      -      ==================     ====================
Payables: investments purchased                (79,482)
                                    ------------------
Net assets                          $        4,397,790
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        4,310,148             3,643,842     $               1.18
Band 100                                        77,373                64,561                     1.20
Band 75                                            -                     -                       1.21
Band 50                                            -                     -                       1.23
Band 25                                            -                     -                       1.25
Band 0                                          10,269                 8,127                     1.26
                                    ------------------    ------------------
Total                               $        4,397,790             3,716,530
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                    $       115,419
  Mortality & expense charges                                                (32,153)
                                                                     ---------------
  Net investment income (loss)                                                83,266
                                                                     ---------------
Gain (loss) on investments:
  Net realized gain (loss)                                                     7,583
  Realized gain distributions                                                192,151
  Net change in unrealized appreciation (depreciation)                      (110,263)
                                                                     ---------------
  Net gain (loss)                                                             89,471
                                                                     ---------------
Increase (decrease) in net assets from operations                    $       172,737
                                                                     ===============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2008             12/31/2007
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               $          83,266     $          243,640
  Net realized gain (loss)                                               7,583                 89,131
  Realized gain distributions                                          192,151                 55,178
  Net change in unrealized appreciation (depreciation)                (110,263)                54,588
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      172,737                442,537
                                                             -----------------     ------------------
Contract owner transactions:
  Proceeds from units sold                                           3,652,938              2,444,803
  Cost of units redeemed                                            (1,035,486)            (8,665,172)
                                                             -----------------     ------------------
  Increase (decrease)                                                2,617,452             (6,220,369)
                                                             -----------------     ------------------
Net increase (decrease)                                              2,790,189             (5,777,832)
Net assets, beginning                                                1,607,601              7,385,433
                                                             -----------------     ------------------
Net assets, ending                                           $       4,397,790     $        1,607,601
                                                             =================     ==================
Units sold                                                           3,358,251              2,273,594
Units redeemed                                                      (1,038,044)            (7,742,507)
                                                             -----------------     ------------------
Net increase (decrease)                                              2,320,207             (5,468,913)
Units outstanding, beginning                                         1,396,323              6,865,236
                                                             -----------------     ------------------
Units outstanding, ending                                            3,716,530              1,396,323
                                                             =================     ==================

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                                   $    15,474,751
Cost of units redeemed                                                         (11,856,840)
Net investment income (loss)                                                       486,512
Net realized gain (loss)                                                            66,393
Realized gain distributions                                                        288,442
Net change in unrealized appreciation (depreciation)                               (61,468)
                                                                           ---------------
                                                                           $     4,397,790
                                                                           ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     1.18        3,644     $    4,310          1.25%           2.8%
12/31/07          1.15        1,373          1,581          1.25%           7.0%
12/31/06          1.08        6,859          7,379          1.25%           2.5%
12/31/05          1.05        1,002          1,052          1.25%           0.0%
12/31/04          1.05          255            268          1.25%           4.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     1.20           65     $       77          1.00%           3.0%
12/31/07          1.16           16             19          1.00%           7.2%
12/31/06          1.08            6              6          1.00%           2.2%
12/31/05          1.06          -              -            1.00%           1.3%
12/31/04          1.05          -              -            1.00%           3.3%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     1.21          -       $      -            0.75%           3.3%
12/31/07          1.18          -              -            0.75%           7.5%
12/31/06          1.09          -              -            0.75%           2.5%
12/31/05          1.07          -              -            0.75%           1.5%
12/31/04          1.05          -              -            0.75%           3.5%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     1.23          -       $      -            0.50%         3.6%
12/31/07          1.19          -              -            0.50%         7.8%
12/31/06          1.10          -              -            0.50%         2.7%
12/31/05          1.07          -              -            0.50%         1.8%
12/31/04          1.05          -              -            0.50%         3.8%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     1.25          -       $      -            0.25%           3.8%
12/31/07          1.20          -              -            0.25%           8.1%
12/31/06          1.11          -              -            0.25%           3.0%
12/31/05          1.08          -              -            0.25%           2.0%
12/31/04          1.06          -              -            0.25%           4.0%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     1.26            1     $       10          0.00%         4.1%
12/31/07          1.21            7              8          0.00%         8.3%
12/31/06          1.12          -              -            0.00%         3.3%
12/31/05          1.09          -              -            0.00%         2.3%
12/31/04          1.06          -              -            0.00%         4.3%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008         2007          2006          2005          2004
3.8%         7.6%          5.1%          2.5%          0.0%

                             AUL American Unit Trust
                                      PIMCO
                           Total Return (Admin Class)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                        Investments at               Cost of              Mutual Fund
                                                 Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $       10,441,151    $       10,843,199                1,029,742
Receivables: investments sold                      440    ==================     ====================
Payables: investments purchased                    -
                                    ------------------
Net assets                          $       10,441,591
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $       10,441,591             9,428,320     $               1.11
Band 100                                           -                     -                       1.11
Band 75                                            -                     -                       1.12
Band 50                                            -                     -                       1.12
Band 25                                            -                     -                       1.13
Band 0                                             -                     -                       1.13
                                    ------------------    ------------------
Total                               $       10,441,591             9,428,320
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                    $       430,360
  Mortality & expense charges                                               (110,100)
                                                                     ---------------
  Net investment income (loss)                                               320,260
                                                                     ---------------
Gain (loss) on investments:
  Net realized gain (loss)                                                     3,669
  Realized gain distributions                                                478,920
  Net change in unrealized appreciation (depreciation)                      (509,243)
                                                                     ---------------
  Net gain (loss)                                                            (26,654)
                                                                     ---------------
Increase (decrease) in net assets from operations                    $       293,606
                                                                     ===============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2008             12/31/2007
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               $         320,260     $           11,536
  Net realized gain (loss)                                               3,669                     46
  Realized gain distributions                                          478,920                    225
  Net change in unrealized appreciation (depreciation)                (509,243)               114,508
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      293,606                126,315
                                                             -----------------     ------------------
Contract owner transactions:
  Proceeds from units sold                                           6,681,627              7,140,805
  Cost of units redeemed                                            (3,783,961)               (16,801)
                                                             -----------------     ------------------
  Increase (decrease)                                                2,897,666              7,124,004
                                                             -----------------     ------------------
Net increase (decrease)                                              3,191,272              7,250,319
Net assets, beginning                                                7,250,319                    -
                                                             -----------------     ------------------
Net assets, ending                                           $      10,441,591     $        7,250,319
                                                             =================     ==================
Units sold                                                           6,793,514              6,801,796
Units redeemed                                                      (4,125,273)               (41,718)
                                                             -----------------     ------------------
Net increase (decrease)                                              2,668,241              6,760,078
Units outstanding, beginning                                         6,760,078                    -
                                                             -----------------     ------------------
Units outstanding, ending                                            9,428,320              6,760,078
                                                             =================     ==================

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                                   $   13,829,305
Cost of units redeemed                                                         (3,800,762)
Net investment income (loss)                                                      331,796
Net realized gain (loss)                                                            3,715
Realized gain distributions                                                       479,145
Net change in unrealized appreciation (depreciation)                             (401,608)
                                                                           --------------
                                                                           $   10,441,591
                                                                           ==============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     1.11       9,428      $ 10,442            1.25%           3.3%
12/31/07          1.07       6,760         7,250            1.25%           7.3%
05/24/07          1.00         -             -              1.25%           0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     1.11          -       $      -            1.00%           3.5%
12/31/07          1.07          -              -            1.00%           7.4%
05/24/07          1.00          -              -            1.00%           0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     1.12          -       $      -            0.75%           3.8%
12/31/07          1.08          -              -            0.75%           7.6%
05/24/07          1.00          -              -            0.75%           0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08     $     1.12         -       $      -            0.50%         4.0%
12/31/07           1.08         -              -            0.50%         7.7%
05/24/07           1.00         -              -            0.50%         0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     1.13          -      $       -           0.25%            4.3%
12/31/07          1.08          -              -           0.25%            7.9%
05/24/07          1.00          -              -           0.25%            0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     1.13          -       $      -            0.00%           4.6%
12/31/07          1.08          -              -            0.00%           8.1%
05/24/07          1.00          -              -            0.00%           0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008        2007
4.9%        0.4%

                             AUL American Unit Trust
                                Neuberger Berman
                           Small Cap Growth (Advisor)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          736,730    $        1,148,310                   83,529
Receivables: investments sold                      -      ==================     ====================
Payables: investments purchased                    -
                                    ------------------
Net assets                          $          736,730
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          736,244               831,570     $               0.89
Band 100                                           -                      -                      0.89
Band 75                                            -                      -                      0.90
Band 50                                            -                      -                      0.91
Band 25                                            -                      -                      0.92
Band 0                                             486                   522                     0.93
                                    ------------------    ------------------
Total                               $          736,730               832,092
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                    $           -
  Mortality & expense charges                                                (12,487)
                                                                     ---------------
  Net investment income (loss)                                               (12,487)
                                                                     ---------------
Gain (loss) on investments:
  Net realized gain (loss)                                                   (45,870)
  Realized gain distributions                                                    -
  Net change in unrealized appreciation (depreciation)                      (468,508)
                                                                     ---------------
  Net gain (loss)                                                           (514,378)
                                                                     ---------------
Increase (decrease) in net assets from operations                    $      (526,865)
                                                                     ===============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2008             12/31/2007
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               $         (12,487)    $           (5,614)
  Net realized gain (loss)                                             (45,870)                14,998
  Realized gain distributions                                              -                      -
  Net change in unrealized appreciation (depreciation)                (468,508)                53,372
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                     (526,865)                62,756
                                                             -----------------     ------------------
Contract owner transactions:
  Proceeds from units sold                                             589,102              1,008,088
  Cost of units redeemed                                              (264,751)              (175,416)
                                                             -----------------     ------------------
  Increase (decrease)                                                  324,351                832,672
                                                             -----------------     ------------------
Net increase (decrease)                                               (202,514)               895,428
Net assets, beginning                                                  939,244                 43,816
                                                             -----------------     ------------------
Net assets, ending                                           $         736,730     $          939,244
                                                             =================     ==================
Units sold                                                             460,129                689,711
Units redeemed                                                        (230,784)              (121,971)
                                                             -----------------     ------------------
Net increase (decrease)                                                229,345                567,740
Units outstanding, beginning                                           602,747                 35,007
                                                             -----------------     ------------------
Units outstanding, ending                                              832,092                602,747
                                                             =================     ==================

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                                   $    1,638,227
Cost of units redeemed                                                           (440,735)
Net investment income (loss)                                                      (18,373)
Net realized gain (loss)                                                          (30,809)
Realized gain distributions                                                           -
Net change in unrealized appreciation (depreciation)                             (411,580)
                                                                           --------------
                                                                           $      736,730
                                                                           ==============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.89          832     $      736          1.25%         -43.2%
12/31/07          1.56          603            939          1.25%          24.5%
12/31/06          1.25           35             44          1.25%           6.1%
12/31/05          1.18            1              1          1.25%          13.5%
12/31/04          1.04          -              -            1.25%           4.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.89         -        $     -             1.00%         -43.0%
12/31/07          1.57         -              -             1.00%          24.8%
12/31/06          1.26         -              -             1.00%           6.6%
12/31/05          1.18         -              -             1.00%          13.9%
12/31/04          1.04         -              -             1.00%           3.6%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.90         -        $     -             0.75%         -42.9%
12/31/07          1.58         -              -             0.75%          25.1%
12/31/06          1.26         -              -             0.75%           6.8%
12/31/05          1.18         -              -             0.75%          14.2%
12/31/04          1.04         -              -             0.75%           3.7%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.91         -        $     -             0.50%         -42.8%
12/31/07          1.59         -              -             0.50%          25.4%
12/31/06          1.27         -              -             0.50%           7.1%
12/31/05          1.19         -              -             0.50%          14.5%
12/31/04          1.04         -              -             0.50%           3.7%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $   0.92              -       $      -          0.25%         -42.6%
12/31/07        1.61              -              -          0.25%          25.8%
12/31/06        1.28              -              -          0.25%           7.3%
12/31/05        1.19              -              -          0.25%          14.8%
12/31/04        1.04              -              -          0.25%           3.7%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.93         0        $     0             0.00%         -42.5%
12/31/07          1.62         -              -             0.00%          26.1%
12/31/06          1.28         -              -             0.00%           7.6%
12/31/05          1.19         -              -             0.00%          15.1%
12/31/04          1.04         -              -             0.00%           3.7%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008        2007          2006        2005           2004
0.0%        0.0%          0.0%        0.0%           0.0%

                             AUL American Unit Trust
                                Neuberger Berman
                               Partners (Advisor)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        1,972,337    $        3,413,120                  192,048
Receivables: investments sold                      -      ==================     ====================
Payables: investments purchased                    -
                                    ------------------
Net assets                          $        1,972,337
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        1,833,385             2,728,215     $               0.67
Band 100                                        13,208                19,457                     0.68
Band 75                                            -                     -                       0.69
Band 50                                            -                     -                       0.69
Band 25                                            -                     -                       0.70
Band 0                                         125,744               177,873                     0.71
                                    ------------------    ------------------
Total                               $        1,972,337             2,925,545
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                    $         8,520
  Mortality & expense charges                                                (29,961)
                                                                     ---------------
  Net investment income (loss)                                               (21,441)
                                                                     ---------------
Gain (loss) on investments:
  Net realized gain (loss)                                                   (51,060)
  Realized gain distributions                                                 27,658
  Net change in unrealized appreciation (depreciation)                    (1,646,379)
                                                                     ---------------
  Net gain (loss)                                                         (1,669,781)
                                                                     ---------------
Increase (decrease) in net assets from operations                    $    (1,691,222)
                                                                     ===============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2008             12/31/2007
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               $         (21,441)    $          (31,789)
  Net realized gain (loss)                                             (51,060)                53,580
  Realized gain distributions                                           27,658                103,567
  Net change in unrealized appreciation (depreciation)              (1,646,379)                88,524
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                   (1,691,222)               213,882
                                                             -----------------     ------------------
Contract owner transactions:
  Proceeds from units sold                                           1,419,884              1,128,765
  Cost of units redeemed                                              (758,322)              (565,092)
                                                             -----------------     ------------------
  Increase (decrease)                                                  661,562                563,673
                                                             -----------------     ------------------
Net increase (decrease)                                             (1,029,660)               777,555
Net assets, beginning                                                3,001,997              2,224,442
                                                             -----------------     ------------------
Net assets, ending                                           $       1,972,337     $        3,001,997
                                                             =================     ==================
Units sold                                                           1,463,973                823,902
Units redeemed                                                        (646,930)              (409,397)
                                                             -----------------     ------------------
Net increase (decrease)                                                817,043                414,505
Units outstanding, beginning                                         2,108,502              1,693,997
                                                             -----------------     ------------------
Units outstanding, ending                                            2,925,545              2,108,502
                                                             =================     ==================

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                                   $    6,090,348
Cost of units redeemed                                                         (2,801,436)
Net investment income (loss)                                                      (65,779)
Net realized gain (loss)                                                           15,711
Realized gain distributions                                                       174,276
Net change in unrealized appreciation (depreciation)                           (1,440,783)
                                                                           --------------
                                                                           $    1,972,337
                                                                           ==============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.67        2,728     $    1,833          1.25%          -52.7%
12/31/07          1.42        2,021          2,872          1.25%            8.3%
12/31/06          1.31        1,641          2,153          1.25%           11.2%
12/31/05          1.18          256            302          1.25%           16.8%
12/31/04          1.01          -                -          1.25%            1.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.68           19     $       13          1.00%         -52.6%
12/31/07          1.43          -              -            1.00%           8.6%
12/31/06          1.32          -              -            1.00%          11.7%
12/31/05          1.18          -              -            1.00%          16.4%
12/31/04          1.01          -              -            1.00%           1.4%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.69          -       $      -            0.75%         -52.5%
12/31/07          1.44          -              -            0.75%           8.9%
12/31/06          1.33          -              -            0.75%          12.0%
12/31/05          1.18          -              -            0.75%          16.7%
12/31/04          1.01          -              -            0.75%           1.4%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08     $     0.69         -      $       -           0.50%          -52.4%
12/31/07           1.45         -              -           0.50%            9.2%
12/31/06           1.33         -              -           0.50%           12.3%
12/31/05           1.19         -              -           0.50%           17.0%
12/31/04           1.01         -              -           0.50%            1.4%


                                    BAND 25
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.70          -       $      -            0.25%         -52.2%
12/31/07          1.47          -              -            0.25%           9.4%
12/31/06          1.34          -              -            0.25%          12.6%
12/31/05          1.19          -              -            0.25%          17.3%
12/31/04          1.01          -              -            0.25%           1.4%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.71           18     $      126          0.00%         -52.1%
12/31/07          1.48           88            130          0.00%           9.7%
12/31/06          1.35           53             71          0.00%          12.8%
12/31/05          1.19          -              -            0.00%          17.6%
12/31/04          1.01          -              -            0.00%           1.4%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008        2007          2006        2005           2004
0.3%        0.2%          0.4%        0.0%           0.0%

                             AUL American Unit Trust
                                Neuberger Berman
                                 Focus (Advisor)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           20,165    $           37,685                    2,893
Receivables: investments sold                     -       ==================     ====================
Payables: investments purchased                   -
                                    ------------------
Net assets                          $           20,165
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $           20,165                27,110     $               0.74
Band 100                                           -                     -                       0.75
Band 75                                            -                     -                       0.76
Band 50                                            -                     -                       0.77
Band 25                                            -                     -                       0.78
Band 0                                             -                     -                       0.79
                                    ------------------    ------------------
Total                               $           20,165                27,110
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                    $           214
  Mortality & expense charges                                                   (361)
                                                                     ---------------
  Net investment income (loss)                                                  (147)
                                                                     ---------------
Gain (loss) on investments:
  Net realized gain (loss)                                                    (2,271)
  Realized gain distributions                                                  2,713
  Net change in unrealized appreciation (depreciation)                       (13,735)
                                                                     ---------------
  Net gain (loss)                                                            (13,293)
                                                                     ---------------
Increase (decrease) in net assets from operations                    $       (13,440)
                                                                     ===============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2008             12/31/2007
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               $            (147)    $             (123)
  Net realized gain (loss)                                              (2,271)                  (686)
  Realized gain distributions                                            2,713                  3,277
  Net change in unrealized appreciation (depreciation)                 (13,735)                (1,897)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      (13,440)                   571
                                                             -----------------     ------------------
Contract owner transactions:
  Proceeds from units sold                                              17,687                  9,887
  Cost of units redeemed                                                (2,752)                (6,866)
                                                             -----------------     ------------------
  Increase (decrease)                                                   14,935                  3,021
                                                             -----------------     ------------------
Net increase (decrease)                                                  1,495                  3,592
Net assets, beginning                                                   18,670                 15,078
                                                             -----------------     ------------------
Net assets, ending                                           $          20,165     $           18,670
                                                             =================     ==================
Units sold                                                              15,322                  7,709
Units redeemed                                                          (2,850)                (5,456)
                                                             -----------------     ------------------
Net increase (decrease)                                                 12,472                  2,253
Units outstanding, beginning                                            14,638                 12,385
                                                             -----------------     ------------------
Units outstanding, ending                                               27,110                 14,638
                                                             =================     ==================

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                                   $       43,301
Cost of units redeemed                                                            (10,545)
Net investment income (loss)                                                         (318)
Net realized gain (loss)                                                           (2,921)
Realized gain distributions                                                         8,167
Net change in unrealized appreciation (depreciation)                              (17,520)
                                                                           --------------
                                                                           $       20,165
                                                                           ==============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.74           27     $       20          1.25%         -41.7%
12/31/07          1.28           15             19          1.25%           4.7%
12/31/06          1.22           12             15          1.25%          10.7%
12/31/05          1.10            1              1          1.25%          -1.8%
12/31/04          1.12          -              -            1.25%          12.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.75          -       $      -            1.00%         -41.5%
12/31/07          1.29          -              -            1.00%           5.0%
12/31/06          1.23          -              -            1.00%          10.8%
12/31/05          1.11          -              -            1.00%          -1.3%
12/31/04          1.12          -              -            1.00%          12.2%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.76          -       $      -            0.75%         -41.4%
12/31/07          1.30          -              -            0.75%           5.3%
12/31/06          1.24          -              -            0.75%          11.1%
12/31/05          1.11          -              -            0.75%          -1.1%
12/31/04          1.13          -              -            0.75%          12.6%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.77          -       $      -            0.50%         -41.2%
12/31/07          1.32          -              -            0.50%           5.5%
12/31/06          1.25          -              -            0.50%          11.4%
12/31/05          1.12          -              -            0.50%          -0.8%
12/31/04          1.13          -              -            0.50%          12.9%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.78          -       $      -            0.25%         -41.1%
12/31/07          1.33          -              -            0.25%           5.8%
12/31/06          1.26          -              -            0.25%          11.7%
12/31/05          1.13          -              -            0.25%          -0.6%
12/31/04          1.13          -              -            0.25%          13.3%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.79          -       $      -            0.00%         -40.9%
12/31/07          1.35          -              -            0.00%           6.1%
12/31/06          1.27          -              -            0.00%          12.0%
12/31/05          1.13          -              -            0.00%          -0.3%
12/31/04          1.14          -              -            0.00%           5.3%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008        2007          2006        2005           2004
1.1%        0.5%          0.0%        0.0%           0.0%

                             AUL American Unit Trust
                               Franklin Templeton
                                 Flex Cap Growth

--------------------------------------------------------------------------------
                              STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                   December 31, 2008

                                     Investments          Cost of    Mutual Fund
                                        at Value      Investments         Shares
                                    ------------    -------------   ------------
Investments                         $    584,291    $     723,968         19,226
Receivables: investments sold                -      =============   ============
Payables: investments purchased              -
                                    ------------
Net assets                          $    584,291
                                    ============

                                                            Units   Accumulation
                                      Net Assets      Outstanding     Unit Value
                                    ------------    -------------   ------------
Band 125                            $    584,291          607,489   $       0.96
Band 100                                     -                -             0.97
Band 75                                      -                -             0.99
Band 50                                      -                -             1.00
Band 25                                      -                -             1.01
Band 0                                       -                -             1.03
                                    ------------    -------------
Total                               $    584,291          607,489
                                    ============    =============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                           $         -
  Mortality & expense charges                                      (5,730)
                                                            -------------
  Net investment income (loss)                                     (5,730)
                                                            -------------
Gain (loss) on investments:
  Net realized gain (loss)                                          1,410
  Realized gain distributions                                         -
  Net change in unrealized appreciation (depreciation)           (206,503)
                                                            -------------
  Net gain (loss)                                                (205,093)
                                                            -------------
Increase (decrease) in net assets from operations           $    (210,823)
                                                            =============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                        Year ended         Year ended
                                                        12/31/2008         12/31/2007
                                                     -------------      -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $      (5,730)     $      (5,106)
  Net realized gain (loss)                                   1,410              9,592
  Realized gain distributions                                  -                7,505
  Net change in unrealized appreciation
  (depreciation)                                          (206,503)            41,501
                                                     -------------      -------------
Increase (decrease) in net assets from operations         (210,823)            53,492
                                                     -------------      -------------
Contract owner transactions:
  Proceeds from units sold                                 360,256            122,288
  Cost of units redeemed                                   (55,692)           (38,751)
                                                     -------------      -------------
  Increase (decrease)                                      304,564             83,537
                                                     -------------      -------------
Net increase (decrease)                                     93,741            137,029
Net assets, beginning                                      490,550            353,521
                                                     -------------      -------------
Net assets, ending                                   $     584,291      $     490,550
                                                     =============      =============
Units sold                                                 333,805             99,860
Units redeemed                                             (46,535)           (43,430)
                                                     -------------      -------------
Net increase (decrease)                                    287,270             56,430
Units outstanding, beginning                               320,219            263,789
                                                     -------------      -------------
Units outstanding, ending                                  607,489            320,219
                                                     =============      =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                  $      951,553
Cost of units redeemed                                          (238,732)
Net investment income (loss)                                     (16,657)
Net realized gain (loss)                                          20,299
Realized gain distributions                                        7,505
Net change in unrealized appreciation (depreciation)            (139,677)
                                                          --------------
                                                          $      584,291
                                                          ==============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     0.96           607   $      584          1.25%         -37.2%
12/31/07           1.53           320          491          1.25%          14.3%
12/31/06           1.34           264          354          1.25%           3.9%
12/31/05           1.29           188          242          1.25%           4.9%
12/31/04           1.23            93          114          1.25%          10.8%

                                    BAND 100
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     0.97           -     $      -            1.00%         -37.1%
12/31/07           1.55           -            -            1.00%          14.6%
12/31/06           1.35           -            -            1.00%           4.4%
12/31/05           1.29           -            -            1.00%           4.7%
12/31/04           1.24           -            -            1.00%          11.7%

                                     BAND 75
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     0.99           -     $      -            0.75%         -36.9%
12/31/07           1.56           -            -            0.75%          14.9%
12/31/06           1.36           -            -            0.75%           4.7%
12/31/05           1.30           -            -            0.75%           5.0%
12/31/04           1.24           -            -            0.75%          12.0%

                                     BAND 50
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     1.00           -     $      -            0.50%         -36.7%
12/31/07           1.58           -            -            0.50%          15.2%
12/31/06           1.37           -            -            0.50%           5.0%
12/31/05           1.31           -            -            0.50%           5.3%
12/31/04           1.24           -            -            0.50%          12.2%

                                    BAND 25
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     1.01           -     $      -            0.25%         -36.6%
12/31/07           1.60           -            -            0.25%          15.5%
12/31/06           1.38           -            -            0.25%           5.2%
12/31/05           1.32           -            -            0.25%           5.5%
12/31/04           1.25           -            -            0.25%          12.5%

                                     BAND 0
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     1.03           -     $      -            0.00%         -36.4%
12/31/07           1.62           -            -            0.00%          15.8%
12/31/06           1.40           -            -            0.00%           5.5%
12/31/05           1.32           -            -            0.00%           5.8%
12/31/04           1.25           -            -            0.00%          12.8%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008     2007     2006      2005     2004
0.0%     0.1%     0.0%     0.0%      0.0%

                             AUL American Unit Trust
                               Franklin Templeton
                                Strategic Income

--------------------------------------------------------------------------------
                              STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                      Investments          Cost of    Mutual Fund
                                         at Value      Investments         Shares
                                    -------------    -------------   ------------
Investments                         $   2,688,241    $   3,142,520        322,331
Receivables: investments sold                 -      =============   ============
Payables: investments purchased               -
                                    -------------
Net assets                          $   2,688,241
                                    =============

                                                          Units   Accumulation
                                       Net Assets   Outstanding     Unit Value
                                    -------------   -----------   ------------
Band 125                            $   2,122,560     1,891,166   $       1.12
Band 100                                      -             -             1.14
Band 75                                       -             -             1.15
Band 50                                       -             -             1.17
Band 25                                       -             -             1.18
Band 0                                    565,681       471,751           1.20
                                    -------------   -----------
Total                               $   2,688,241     2,362,917
                                    =============   ===========

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                           $     230,660
  Mortality & expense charges                                     (27,158)
                                                            -------------
  Net investment income (loss)                                    203,502
                                                            -------------
Gain (loss) on investments:
  Net realized gain (loss)                                       (164,909)
  Realized gain distributions                                         -
  Net change in unrealized appreciation (depreciation)           (423,966)
                                                            -------------
  Net gain (loss)                                                (588,875)
                                                            -------------
Increase (decrease) in net assets from operations           $    (385,373)
                                                            =============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                        Year ended         Year ended
                                                        12/31/2008         12/31/2007
                                                     -------------      -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $     203,502      $     100,637
  Net realized gain (loss)                                (164,909)             9,367
  Realized gain distributions                                  -                  -
  Net change in unrealized appreciation
  (depreciation)                                          (423,966)           (38,097)
                                                     -------------      -------------
Increase (decrease) in net assets from operations         (385,373)            71,907
                                                     -------------      -------------
Contract owner transactions:
  Proceeds from units sold                               2,172,622          2,784,020
  Cost of units redeemed                                (1,723,474)          (803,088)
                                                     -------------      -------------
  Increase (decrease)                                      449,148          1,980,932
                                                     -------------      -------------
Net increase (decrease)                                     63,775          2,052,839
Net assets, beginning                                    2,624,466            571,627
                                                     -------------      -------------
Net assets, ending                                   $   2,688,241      $   2,624,466
                                                     =============      =============
Units sold                                               1,937,540          2,080,271
Units redeemed                                          (1,604,806)          (511,456)
                                                     -------------      -------------
Net increase (decrease)                                    332,734          1,568,815
Units outstanding, beginning                             2,030,183            461,368
                                                     -------------      -------------
Units outstanding, ending                                2,362,917          2,030,183
                                                     =============      =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                 $   5,698,613
Cost of units redeemed                                      (2,724,680)
Net investment income (loss)                                   325,465
Net realized gain (loss)                                      (156,878)
Realized gain distributions                                        -
Net change in unrealized appreciation (depreciation)          (454,279)
                                                         -------------
                                                         $   2,688,241
                                                         =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     1.12         1,891   $    2,123          1.25%         -12.2%
12/31/07           1.28         1,617        2,067          1.25%           4.3%
12/31/06           1.23           344          422          1.25%           6.6%
12/31/05           1.15           144          166          1.25%           0.0%
12/31/04           1.15             1            1          1.25%           8.5%

                                    BAND 100
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     1.14           -     $      -            1.00%         -12.0%
12/31/07           1.29           -            -            1.00%           4.6%
12/31/06           1.24           -            -            1.00%           6.8%
12/31/05           1.16           -            -            1.00%           0.2%
12/31/04           1.15           -            -            1.00%           8.5%

                                     BAND 75
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     1.15           -     $      -            0.75%         -11.8%
12/31/07           1.31           -            -            0.75%           4.8%
12/31/06           1.25           -            -            0.75%           7.0%
12/31/05           1.16           -            -            0.75%           0.5%
12/31/04           1.16           -            -            0.75%           8.8%

                                    BAND 50
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     1.17           -     $      -            0.50%         -11.5%
12/31/07           1.32           -            -            0.50%           5.1%
12/31/06           1.26           -            -            0.50%           7.3%
12/31/05           1.17           -            -            0.50%           0.7%
12/31/04           1.16           -            -            0.50%           9.1%

                                     BAND 25
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     1.18           -     $      -            0.25%         -11.3%
12/31/07           1.33           -            -            0.25%           5.4%
12/31/06           1.27           -            -            0.25%           7.6%
12/31/05           1.18           -            -            0.25%           1.0%
12/31/04           1.17           -            -            0.25%           9.4%

                                    BAND 0
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     1.20            47   $      566          0.00%         -11.1%
12/31/07           1.35           413          558          0.00%           5.6%
12/31/06           1.28           117          149          0.00%           7.9%
12/31/05           1.18           -            -            0.00%           1.3%
12/31/04           1.17           -            -            0.00%           9.6%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008     2007     2006      2005     2004
8.7%     7.3%     5.8%     5.2%      5.0%

                             AUL American Unit Trust
                               Franklin Templeton
                                 Foreign Growth

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments          Cost of    Mutual Fund
                                        at Value      Investments         Shares
                                    ------------    -------------   ------------
Investments                         $    563,362    $   1,226,072        128,621
Receivables: investments sold                -      =============   ============
Payables: investments purchased              -
                                    ------------
Net assets                          $    563,362
                                    ============

                                                            Units   Accumulation
                                      Net Assets      Outstanding     Unit Value
                                    ------------    -------------   ------------
Band 125                            $    561,351          555,568   $       1.01
Band 100                                     -                -             1.02
Band 75                                      -                -             1.04
Band 50                                      -                -             1.05
Band 25                                      -                -             1.06
Band 0                                     2,011            1,863           1.08
                                    ------------    -------------
Total                               $    563,362          557,431
                                    ============    =============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                           $     23,869
  Mortality & expense charges                                     (9,450)
                                                            ------------
  Net investment income (loss)                                    14,419
                                                            ------------
Gain (loss) on investments:
  Net realized gain (loss)                                       (45,900)
  Realized gain distributions                                    165,057
  Net change in unrealized appreciation (depreciation)          (584,432)
                                                            ------------
  Net gain (loss)                                               (465,275)
                                                            ------------
Increase (decrease) in net assets from operations           $   (450,856)
                                                            ============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                        Year ended         Year ended
                                                        12/31/2008         12/31/2007
                                                     -------------      -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $      14,419      $       2,497
  Net realized gain (loss)                                 (45,900)            32,212
  Realized gain distributions                              165,057            215,239
  Net change in unrealized appreciation
  (depreciation)                                          (584,432)          (126,941)
                                                     -------------      -------------
Increase (decrease) in net assets from operations         (450,856)           123,007
                                                     -------------      -------------
Contract owner transactions:
  Proceeds from units sold                                 302,467            386,652
  Cost of units redeemed                                  (166,460)          (412,700)
                                                     -------------      -------------
  Increase (decrease)                                      136,007            (26,048)
                                                     -------------      -------------
Net increase (decrease)                                   (314,849)            96,959
Net assets, beginning                                      878,211            781,252
                                                     -------------      -------------
Net assets, ending                                   $     563,362      $     878,211
                                                     =============      =============
Units sold                                                 203,400            215,633
Units redeemed                                            (107,614)          (228,055)
                                                     -------------      -------------
Net increase (decrease)                                     95,786            (12,422)
Units outstanding, beginning                               461,645            474,067
                                                     -------------      -------------
Units outstanding, ending                                  557,431            461,645
                                                     =============      =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                  $   1,474,645
Cost of units redeemed                                         (732,754)
Net investment income (loss)                                     25,442
Net realized gain (loss)                                         (5,150)
Realized gain distributions                                     463,889
Net change in unrealized appreciation (depreciation)           (662,710)
                                                          -------------
                                                          $     563,362
                                                          =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     1.01           556   $      561          1.25%         -46.9%
12/31/07           1.90           462          878          1.25%          15.4%
12/31/06           1.65           474          781          1.25%          17.7%
12/31/05           1.40           311          435          1.25%           9.4%
12/31/04           1.28           159          203          1.25%          16.4%

                                    BAND 100
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     1.02           -     $      -            1.00%         -46.8%
12/31/07           1.92           -            -            1.00%          15.7%
12/31/06           1.66           -            -            1.00%          18.4%
12/31/05           1.40           -            -            1.00%           9.4%
12/31/04           1.28           -            -            1.00%          16.5%

                                     BAND 75
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     1.04           -     $      -            0.75%         -46.6%
12/31/07           1.94           -            -            0.75%          16.0%
12/31/06           1.68           -            -            0.75%          18.7%
12/31/05           1.41           -            -            0.75%           9.7%
12/31/04           1.29           -            -            0.75%          16.8%

                                     BAND 50
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     1.05           -     $      -            0.50%         -46.5%
12/31/07           1.96           -            -            0.50%          16.3%
12/31/06           1.69           -            -            0.50%          19.0%
12/31/05           1.42           -            -            0.50%           9.9%
12/31/04           1.29           -            -            0.50%          16.5%

                                     BAND 25
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     1.06           -     $      -            0.25%         -46.4%
12/31/07           1.98           -            -            0.25%          16.6%
12/31/06           1.70           -            -            0.25%          19.3%
12/31/05           1.43           -            -            0.25%          10.2%
12/31/04           1.29           -            -            0.25%          17.4%

                                     BAND 0
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     1.08             0   $        2          0.00%         -46.2%
12/31/07           2.01           -            -            0.00%          16.9%
12/31/06           1.72           -            -            0.00%          19.6%
12/31/05           1.44           -            -            0.00%          10.5%
12/31/04           1.30           -            -            0.00%          17.7%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008     2007     2006      2005     2004
3.3%     1.6%     2.3%     1.8%      4.0%

                             AUL American Unit Trust
                               Franklin Templeton
                                 Capital Growth

--------------------------------------------------------------------------------
                              STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                   December 31, 2008

                                     Investments          Cost of    Mutual Fund
                                        at Value      Investments         Shares
                                    ------------    -------------   ------------
Investments                         $    114,540    $     160,511         14,798
Receivables: investments sold                -      =============   ============
Payables: investments purchased              -
                                    ------------
Net assets                          $    114,540
                                    ============

                                                            Units   Accumulation
                                      Net Assets      Outstanding     Unit Value
                                    ------------    -------------   ------------
Band 125                            $    114,540          141,276   $       0.81
Band 100                                     -                -             0.82
Band 75                                      -                -             0.83
Band 50                                      -                -             0.84
Band 25                                      -                -             0.85
Band 0                                       -                -             0.87
                                    ------------    -------------
Total                               $    114,540          141,276
                                    ============    =============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                           $       279
  Mortality & expense charges                                      (653)
                                                            -----------
  Net investment income (loss)                                     (374)
                                                            -----------
Gain (loss) on investments:
  Net realized gain (loss)                                       (1,318)
  Realized gain distributions                                       -
  Net change in unrealized appreciation (depreciation)          (48,584)
                                                            -----------
  Net gain (loss)                                               (49,902)
                                                            -----------
Increase (decrease) in net assets from operations           $   (50,276)
                                                            ===========

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                        Year ended         Year ended
                                                        12/31/2008         12/31/2007
                                                     -------------      -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $        (374)     $         (42)
  Net realized gain (loss)                                  (1,318)               (69)
  Realized gain distributions                                  -                  582
  Net change in unrealized appreciation
  (depreciation)                                            48,584)               (75)
                                                     -------------      -------------
Increase (decrease) in net assets from operations          (50,276)               396
                                                     -------------      -------------
Contract owner transactions:
  Proceeds from units sold                                 302,986             10,306
  Cost of units redeemed                                  (153,114)            (2,652)
                                                     -------------      -------------
  Increase (decrease)                                      149,872              7,654
                                                     -------------      -------------
Net increase (decrease)                                     99,596              8,050
Net assets, beginning                                       14,944              6,894
                                                     -------------      -------------
Net assets, ending                                   $     114,540      $      14,944
                                                     =============      =============
Units sold                                                 260,467              7,986
Units redeemed                                            (130,723)            (2,150)
                                                     -------------      -------------
Net increase (decrease)                                    129,744              5,836
Units outstanding, beginning                                11,532              5,696
                                                     -------------      -------------
Units outstanding, ending                                  141,276             11,532
                                                     =============      =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                  $    317,506
Cost of units redeemed                                        (155,770)
Net investment income (loss)                                      (420)
Net realized gain (loss)                                        (1,387)
Realized gain distributions                                        582
Net change in unrealized appreciation (depreciation)           (45,971)
                                                          ------------
                                                          $    114,540
                                                          ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     0.81           141   $      115          1.25%         -37.4%
12/31/07           1.30            12           15          1.25%           8.0%
12/31/06           1.20             6            7          1.25%           6.7%
12/31/05           1.13           -            -            1.25%         -12.8%
12/31/04           1.29           -            -            1.25%          15.2%

                                    BAND 100
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     0.82           -     $      -            1.00%         -37.3%
12/31/07           1.31           -            -            1.00%           8.2%
12/31/06           1.21           -            -            1.00%           7.1%
12/31/05           1.13           -            -            1.00%          -0.8%
12/31/04           1.14           -            -            1.00%           5.4%

                                     BAND 75
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     0.83           -     $      -            0.75%         -37.1%
12/31/07           1.32           -            -            0.75%           8.1%
12/31/06           1.22           -            -            0.75%           7.3%
12/31/05           1.14           -            -            0.75%          -0.1%
12/31/04           1.14           -            -            0.75%           5.7%

                                     BAND 50
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     0.84           -     $      -            0.50%         -37.0%
12/31/07           1.34           -            -            0.50%           8.4%
12/31/06           1.23           -            -            0.50%           7.6%
12/31/05           1.15           -            -            0.50%           0.1%
12/31/04           1.15           -            -            0.50%           6.0%

                                     BAND 25
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     0.85           -     $      -            0.25%         -36.8%
12/31/07           1.35           -            -            0.25%           8.7%
12/31/06           1.24           -            -            0.25%           7.8%
12/31/05           1.15           -            -            0.25%           0.4%
12/31/04           1.15           -            -            0.25%           6.2%

                                     BAND 0
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     0.87           -     $      -            0.00%         -36.6%
12/31/07           1.37           -            -            0.00%           8.9%
12/31/06           1.25           -            -            0.00%           8.1%
12/31/05           1.16           -            -            0.00%           0.6%
12/31/04           1.15           -            -            0.00%           6.5%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008     2007     2006      2005     2004
0.4%     0.7%     0.0%     2.8%      6.4%

                             AUL American Unit Trust
                               Franklin Templeton
                              Small-Mid Cap Growth

--------------------------------------------------------------------------------
                              STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                   December 31, 2008

                                     Investments          Cost of    Mutual Fund
                                        at Value      Investments         Shares
                                    ------------    -------------   ------------
Investments                         $     83,281    $     138,553          4,193
Receivables: investments sold                -      =============   ============
Payables: investments purchased              -
                                    ------------
Net assets                          $     83,281
                                    ============

                                                            Units   Accumulation
                                      Net Assets      Outstanding     Unit Value
                                    ------------    -------------   ------------
Band 125                            $     83,281           98,293   $       0.85
Band 100                                     -                -             0.86
Band 75                                      -                -             0.87
Band 50                                      -                -             0.88
Band 25                                      -                -             0.89
Band 0                                       -                -             0.90
                                    ------------    -------------
Total                               $     83,281           98,293
                                    ============    =============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                           $        -
  Mortality & expense charges                                     (1,097)
                                                            ------------
  Net investment income (loss)                                    (1,097)
                                                            ------------
Gain (loss) on investments:
  Net realized gain (loss)                                        (6,191)
  Realized gain distributions                                        259
  Net change in unrealized appreciation (depreciation)           (41,359)
                                                            ------------
  Net gain (loss)                                                (47,291)
                                                            ------------
Increase (decrease) in net assets from operations           $    (48,388)
                                                            ============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                        Year ended         Year ended
                                                        12/31/2008         12/31/2007
                                                     -------------      -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $      (1,097)     $      (1,023)
  Net realized gain (loss)                                  (6,191)               624
  Realized gain distributions                                  259             17,079
  Net change in unrealized appreciation
  (depreciation)                                           (41,359)           (12,865)
                                                     -------------      -------------
Increase (decrease) in net assets from operations          (48,388)             3,815
                                                     -------------      -------------
Contract owner transactions:
  Proceeds from units sold                                  49,029             55,838
  Cost of units redeemed                                   (23,931)            (2,250)
                                                     -------------      -------------
  Increase (decrease)                                       25,098             53,588
                                                     -------------      -------------
Net increase (decrease)                                    (23,290)            57,403
Net assets, beginning                                      106,571             49,168
                                                     -------------      -------------
Net assets, ending                                   $      83,281      $     106,571
                                                     =============      =============
Units sold                                                  45,723             36,454
Units redeemed                                             (18,655)            (1,404)
                                                     -------------      -------------
Net increase (decrease)                                     27,068             35,050
Units outstanding, beginning                                71,225             36,175
                                                     -------------      -------------
Units outstanding, ending                                   98,293             71,225
                                                     =============      =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                  $   155,104
Cost of units redeemed                                        (29,814)
Net investment income (loss)                                   (2,598)
Net realized gain (loss)                                       (4,955)
Realized gain distributions                                    20,816
Net change in unrealized appreciation (depreciation)          (55,272)
                                                          -----------
                                                          $    83,281
                                                          ===========

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     0.85            98   $       83          1.25%         -43.4%
12/31/07           1.50            71          107          1.25%          10.0%
12/31/06           1.36            36           49          1.25%           6.3%
12/31/05           1.28             6            8          1.25%           8.5%
12/31/04           1.18           -            -            1.25%          18.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     0.86           -     $      -            1.00%         -43.2%
12/31/07           1.51           -            -            1.00%          10.3%
12/31/06           1.37           -            -            1.00%           6.2%
12/31/05           1.29           -            -            1.00%           9.0%
12/31/04           1.18           -            -            1.00%          18.3%

                                     BAND 75
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     0.87           -     $      -            0.75%         -43.1%
12/31/07           1.52           -            -            0.75%          10.6%
12/31/06           1.38           -            -            0.75%           6.4%
12/31/05           1.29           -            -            0.75%           9.2%
12/31/04           1.19           -            -            0.75%          18.5%

                                     BAND 50
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     0.88           -     $      -            0.50%         -42.9%
12/31/07           1.54           -            -            0.50%          10.8%
12/31/06           1.39           -            -            0.50%           6.7%
12/31/05           1.30           -            -            0.50%           9.5%
12/31/04           1.19           -            -            0.50%          18.7%

                                     BAND 25
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     0.89           -     $      -            0.25%         -42.8%
12/31/07           1.55           -            -            0.25%          11.1%
12/31/06           1.40           -            -            0.25%           7.0%
12/31/05           1.31           -            -            0.25%           9.8%
12/31/04           1.19           -            -            0.25%          18.9%

                                     BAND 0
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     0.90           -      $     -            0.00%         -42.7%
12/31/07           1.57           -            -            0.00%          11.4%
12/31/06           1.41           -            -            0.00%           7.2%
12/31/05           1.31           -            -            0.00%          10.0%
12/31/04           1.19           -            -            0.00%          19.1%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008     2007     2006      2005     2004
0.0%     0.0%     0.0%     0.1%      0.0%

                             AUL American Unit Trust
                               Franklin Templeton
                            Small Cap Value (Class A)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $       76,285  $       71,354           2,837
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $       76,285
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $       76,285         115,329  $         0.66
Band 100                                     -               -              0.67
Band 75                                      -               -              0.67
Band 50                                      -               -              0.67
Band 25                                      -               -              0.68
Band 0                                       -               -              0.68
                                  --------------  --------------
Total                             $       76,285         115,329
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $          718
   Mortality & expense charges                                              (175)
                                                                  --------------
   Net investment income (loss)                                              543
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                               (5,390)
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                    5,477
                                                                  --------------
   Net gain (loss)                                                            87
                                                                  --------------
Increase (decrease) in net assets from operations                 $          630
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2008          12/31/2007
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                             $         543       $         -
   Net realized gain (loss)                                        (5,390)                 (1)
   Realized gain distributions                                        -                   134
   Net change in unrealized appreciation (depreciation)             5,477                (546)
                                                            -------------       -------------
Increase (decrease) in net assets from operations                     630                (413)
                                                            -------------       -------------
Contract owner transactions:
   Proceeds from units sold                                        83,944               4,139
   Cost of units redeemed                                         (11,830)               (185)
                                                            -------------       -------------
   Increase (decrease)                                             72,114               3,954
                                                            -------------       -------------
Net increase (decrease)                                            72,744               3,541
Net assets, beginning                                               3,541                 -
                                                            -------------       -------------
Net assets, ending                                          $      76,285       $       3,541
                                                            =============       =============
Units sold                                                        226,358               3,733
Units redeemed                                                   (114,583)               (179)
                                                            -------------       -------------
Net increase (decrease)                                           111,775               3,554
Units outstanding, beginning                                        3,554                 -
                                                            -------------       -------------
Units outstanding, ending                                         115,329               3,554
                                                            =============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                            $     88,083
Cost of units redeemed                                                   (12,015)
Net investment income (loss)                                                 543
Net realized gain (loss)                                                  (5,391)
Realized gain distributions                                                  134
Net change in unrealized appreciation (depreciation)                       4,931
                                                                    ------------
                                                                    $     76,285
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.66           115   $       76           1.25%          -33.6%
12/31/07         1.00             4            4           1.25%           -4.0%
12/31/06         1.04           -            -             1.25%            3.8%
10/23/06         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.67           -     $      -             1.00%          -33.5%
12/31/07         1.00           -            -             1.00%           -3.8%
12/31/06         1.04           -            -             1.00%            3.8%
10/23/06         1.00           -            -             1.00%            0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.67           -     $      -             0.75%          -33.3%
12/31/07         1.00           -            -             0.75%           -3.5%
12/31/06         1.04           -            -             0.75%            3.9%
10/23/06         1.00           -            -             0.75%            0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.67           -     $      -             0.50%          -33.1%
12/31/07         1.01           -            -             0.50%           -3.3%
12/31/06         1.04           -            -             0.50%            3.9%
10/23/06         1.00           -            -             0.50%            0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.68           -     $      -             0.25%          -32.9%
12/31/07         1.01           -            -             0.25%           -3.0%
12/31/06         1.04           -            -             0.25%            4.0%
10/23/06         1.00           -            -             0.25%            0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.68           -     $      -             0.00%          -32.8%
12/31/07         1.01           -            -             0.00%           -2.8%
12/31/06         1.04           -            -             0.00%            4.0%
10/23/06         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007       2006
1.8%       1.6%       0.0%

                             AUL American Unit Trust
                               Franklin Templeton
                            Small Cap Value (Class R)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      307,660  $      420,911          11,514
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $      307,660
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      233,317         354,615  $         0.66
Band 100                                     -               -              0.66
Band 75                                      -               -              0.67
Band 50                                      -               -              0.67
Band 25                                      -               -              0.67
Band 0                                    74,343         109,938            0.68
                                  --------------  --------------
Total                             $      307,660         464,553
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $        2,642
   Mortality & expense charges                                            (3,125)
                                                                  --------------
   Net investment income (loss)                                             (483)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                              (51,200)
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                  (95,815)
                                                                  --------------
   Net gain (loss)                                                      (147,015)
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (147,498)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2008          12/31/2007
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                             $        (483)      $         737
   Net realized gain (loss)                                       (51,200)                (16)
   Realized gain distributions                                        -                 6,918
   Net change in unrealized appreciation (depreciation)           (95,815)            (17,435)
                                                            -------------       -------------
Increase (decrease) in net assets from operations                (147,498)             (9,796)
                                                            -------------       -------------
Contract owner transactions:
   Proceeds from units sold                                       466,819             255,467
   Cost of units redeemed                                        (196,599)            (60,733)
                                                            -------------       -------------
   Increase (decrease)                                            270,220             194,734
                                                            -------------       -------------
Net increase (decrease)                                           122,722             184,938
Net assets, beginning                                             184,938                 -
                                                            -------------       -------------
Net assets, ending                                          $     307,660       $     184,938
                                                            =============       =============
Units sold                                                        575,643             242,851
Units redeemed                                                   (296,331)            (57,610)
                                                            -------------       -------------
Net increase (decrease)                                           279,312             185,241
Units outstanding, beginning                                      185,241                 -
                                                            -------------       -------------
Units outstanding, ending                                         464,553             185,241
                                                            =============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                            $    722,287
Cost of units redeemed                                                  (257,332)
Net investment income (loss)                                                 254
Net realized gain (loss)                                                 (51,216)
Realized gain distributions                                                6,918
Net change in unrealized appreciation (depreciation)                    (113,251)
                                                                    ------------
                                                                    $    307,660
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.66           355   $      233           1.25%          -33.8%
12/31/07         0.99           126          125           1.25%           -4.2%
12/31/06         1.04           -            -             1.25%            3.7%
10/23/06         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.66           -     $      -             1.00%          -33.6%
12/31/07         1.00           -            -             1.00%           -4.0%
12/31/06         1.04           -            -             1.00%            3.8%
10/23/06         1.00           -            -             1.00%            0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.67           -     $      -             0.75%          -33.4%
12/31/07         1.00           -            -             0.75%           -3.7%
12/31/06         1.04           -            -             0.75%            3.8%
10/23/06         1.00           -            -             0.75%            0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.67           -     $      -             0.50%          -33.3%
12/31/07         1.00           -            -             0.50%           -3.5%
12/31/06         1.04           -            -             0.50%            3.9%
10/23/06         1.00           -            -             0.50%            0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.67           -     $      -             0.25%          -33.1%
12/31/07         1.01           -            -             0.25%           -3.2%
12/31/06         1.04           -            -             0.25%            3.9%
10/23/06         1.00           -            -             0.25%            0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.68           110   $       74           0.00%          -32.9%
12/31/07         1.01            59           60           0.00%           -3.0%
12/31/06         1.04           -            -             0.00%            4.0%
10/23/06         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007       2006
1.1%       1.4%       0.0%

                             AUL American Unit Trust
                               Franklin Templeton
                                     Growth

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    1,433,291  $    2,572,116         110,678
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $    1,433,291
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $    1,312,170       1,421,025  $         0.92
Band 100                                     -               -              0.94
Band 75                                      -               -              0.95
Band 50                                      -               -              0.96
Band 25                                      -               -              0.97
Band 0                                   121,121         122,770            0.99
                                  --------------  --------------
Total                             $    1,433,291       1,543,795
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $       51,506
   Mortality & expense charges                                           (26,634)
                                                                  --------------
   Net investment income (loss)                                           24,872
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                             (373,106)
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                 (945,736)
                                                                  --------------
   Net gain (loss)                                                    (1,318,842)
                                                                  --------------
Increase (decrease) in net assets from operations                 $   (1,293,970)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2008          12/31/2007
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                             $      24,872       $      (2,589)
   Net realized gain (loss)                                      (373,106)            155,513
   Realized gain distributions                                        -               762,100
   Net change in unrealized appreciation (depreciation)          (945,736)           (832,597)
                                                            -------------       -------------
Increase (decrease) in net assets from operations              (1,293,970)             82,427
                                                            -------------       -------------
Contract owner transactions:
   Proceeds from units sold                                       603,994           2,855,629
   Cost of units redeemed                                        (718,051)        (10,173,074)
                                                            -------------       -------------
   Increase (decrease)                                           (114,057)         (7,317,445)
                                                            -------------       -------------
Net increase (decrease)                                        (1,408,027)         (7,235,018)
Net assets, beginning                                           2,841,318          10,076,336
                                                            -------------       -------------
Net assets, ending                                          $   1,433,291       $   2,841,318
                                                            =============       =============
Units sold                                                        765,943           1,775,704
Units redeemed                                                   (933,010)         (6,183,106)
                                                            -------------       -------------
Net increase (decrease)                                          (167,067)         (4,407,402)
Units outstanding, beginning                                    1,710,862           6,118,264
                                                            -------------       -------------
Units outstanding, ending                                       1,543,795           1,710,862
                                                            =============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                            $ 14,032,820
Cost of units redeemed                                               (12,940,655)
Net investment income (loss)                                             116,019
Net realized gain (loss)                                                (170,550)
Realized gain distributions                                            1,534,482
Net change in unrealized appreciation (depreciation)                  (1,138,825)
                                                                    ------------
                                                                    $  1,433,291
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.92         1,421   $    1,312           1.25%          -44.3%
12/31/07         1.66         1,649        2,732           1.25%            0.7%
12/31/06         1.65         6,063        9,982           1.25%           20.2%
12/31/05         1.37           177          242           1.25%           11.4%
12/31/04         1.23            93          114           1.25%           10.8%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.94           -     $      -             1.00%          -44.1%
12/31/07         1.68           -            -             1.00%            0.9%
12/31/06         1.66           -            -             1.00%           20.3%
12/31/05         1.38           -            -             1.00%            6.7%
12/31/04         1.29           -            -             1.00%           15.7%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.95           -     $      -             0.75%          -44.0%
12/31/07         1.69           -            -             0.75%            1.2%
12/31/06         1.67           -            -             0.75%           20.6%
12/31/05         1.39           -            -             0.75%            6.9%
12/31/04         1.30           -            -             0.75%           16.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.96           -     $      -             0.50%          -43.9%
12/31/07         1.71           -            -             0.50%            1.4%
12/31/06         1.69           -            -             0.50%           20.9%
12/31/05         1.40           -            -             0.50%            7.2%
12/31/04         1.30           -            -             0.50%           16.3%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.97           -     $      -             0.25%          -43.7%
12/31/07         1.73           -            -             0.25%            1.7%
12/31/06         1.70           -            -             0.25%           21.2%
12/31/05         1.40           -            -             0.25%            7.5%
12/31/04         1.31           -            -             0.25%           16.5%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.99            12   $      121           0.00%          -43.6%
12/31/07         1.75            62          109           0.00%            1.9%
12/31/06         1.72            55           94           0.00%           21.5%
12/31/05         1.41           -            -             0.00%            7.7%
12/31/04         1.31           -            -             0.00%           16.8%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007         2006       2005         2004
2.4%       2.0%         2.3%       0.0%         0.0%

                             AUL American Unit Trust
                               Franklin Templeton
                            Foreign Growth (Class A)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      121,194  $      248,020          27,295
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $      121,194
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      121,194         211,981  $         0.57
Band 100                                     -               -              0.57
Band 75                                      -               -              0.58
Band 50                                      -               -              0.58
Band 25                                      -               -              0.58
Band 0                                       -               -              0.58
                                  --------------  --------------
Total                             $      121,194         211,981
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $        5,645
   Mortality & expense charges                                            (1,989)
                                                                  --------------
   Net investment income (loss)                                            3,656
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                               (5,027)
   Realized gain distributions                                            35,831
   Net change in unrealized appreciation (depreciation)                 (129,459)
                                                                  --------------
   Net gain (loss)                                                       (98,655)
                                                                  --------------
Increase (decrease) in net assets from operations                 $      (94,999)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                               For the period
                                                               Year ended        from 5/24/07
                                                               12/31/2008         to 12/31/07
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                             $       3,656       $        (117)
   Net realized gain (loss)                                        (5,027)                -
   Realized gain distributions                                     35,831                 -
   Net change in unrealized appreciation (depreciation)          (129,459)             11,843
                                                            -------------       -------------
Increase (decrease) in net assets from operations                 (94,999)             11,726
                                                            -------------       -------------
Contract owner transactions:
   Proceeds from units sold                                        54,636             191,093
   Cost of units redeemed                                         (40,595)               (667)
                                                            -------------       -------------
   Increase (decrease)                                             14,041             190,426
                                                            -------------       -------------
Net increase (decrease)                                           (80,958)            202,152
Net assets, beginning                                             202,152                 -
                                                            -------------       -------------
Net assets, ending                                          $     121,194       $     202,152
                                                            =============       =============
Units sold                                                         74,477             188,868
Units redeemed                                                    (50,743)               (621)
                                                            -------------       -------------
Net increase (decrease)                                            23,734             188,247
Units outstanding, beginning                                      188,247                 -
                                                            -------------       -------------
Units outstanding, ending                                         211,981             188,247
                                                            =============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                            $    254,939
Cost of units redeemed                                                   (41,262)
Net investment income (loss)                                               3,539
Net realized gain (loss)                                                  (5,027)
Realized gain distributions                                               35,831
Net change in unrealized appreciation (depreciation)                    (126,826)
                                                                    ------------
                                                                    $    121,194
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.57           212   $      121           1.25%          -46.8%
12/31/07         1.07           188          202           1.25%            7.4%
05/24/07         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.57           -     $      -             1.00%          -46.6%
12/31/07         1.08           -            -             1.00%            7.5%
05/24/07         1.00           -            -             1.00%            0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.58           -     $      -             0.75%          -46.5%
12/31/07         1.08           -            -             0.75%            7.7%
05/24/07         1.00           -            -             0.75%            0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.58           -     $      -             0.50%          -46.4%
12/31/07         1.08           -            -             0.50%            7.9%
05/24/07         1.00           -            -             0.50%            0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.58           -     $      -             0.25%          -46.2%
12/31/07         1.08           -            -             0.25%            8.0%
05/24/07         1.00           -            -             0.25%            0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.58           -     $      -             0.00%          -46.1%
12/31/07         1.08           -            -             0.00%            8.2%
05/24/07         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007
3.5%       0.0%

                             AUL American Unit Trust
                               Franklin Templeton
                                Growth (Class A)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    2,114,459  $    3,646,996         162,027
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $    2,114,459
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $    2,114,459       3,969,026  $         0.53
Band 100                                     -               -              0.53
Band 75                                      -               -              0.54
Band 50                                      -               -              0.54
Band 25                                      -               -              0.54
Band 0                                       -               -              0.54
                                  --------------  --------------
Total                             $    2,114,459       3,969,026
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $       91,393
   Mortality & expense charges                                           (65,969)
                                                                  --------------
   Net investment income (loss)                                           25,424
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                           (1,346,516)
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)               (1,512,177)
                                                                  --------------
   Net gain (loss)                                                    (2,858,693)
                                                                  --------------
Increase (decrease) in net assets from operations                 $   (2,833,269)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                               For the period
                                                               Year ended        from 5/24/07
                                                               12/31/2008         to 12/31/07
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                             $      25,424       $      (2,901)
   Net realized gain (loss)                                    (1,346,516)            (10,638)
   Realized gain distributions                                        -                10,693
   Net change in unrealized appreciation (depreciation)        (1,512,177)            (20,357)
                                                            -------------       -------------
Increase (decrease) in net assets from operations              (2,833,269)            (23,203)
                                                            -------------       -------------
Contract owner transactions:
   Proceeds from units sold                                    (1,269,384)          8,184,135
   Cost of units redeemed                                      (1,850,855)            (92,965)
                                                            -------------       -------------
   Increase (decrease)                                         (3,120,239)          8,091,170
                                                            -------------       -------------
Net increase (decrease)                                        (5,953,508)          8,067,967
Net assets, beginning                                           8,067,967                 -
                                                            -------------       -------------
Net assets, ending                                          $   2,114,459       $   8,067,967
                                                            =============       =============
Units sold                                                      1,860,433           8,553,549
Units redeemed                                                 (6,345,923)            (99,033)
                                                            -------------       -------------
Net increase (decrease)                                        (4,485,490)          8,454,516
Units outstanding, beginning                                    8,454,516                 -
                                                            -------------       -------------
Units outstanding, ending                                       3,969,026           8,454,516
                                                            =============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                            $  6,914,754
Cost of units redeemed                                                (1,943,820)
Net investment income (loss)                                              22,523
Net realized gain (loss)                                              (1,357,154)
Realized gain distributions                                               10,693
Net change in unrealized appreciation (depreciation)                  (1,532,537)
                                                                    ------------
                                                                    $  2,114,459
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.53         3,969   $    2,114           1.25%          -44.2%
12/31/07         0.95         8,455        8,068           1.25%           -4.6%
05/24/07         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.53           -     $      -             1.00%          -44.0%
12/31/07         0.96           -            -             1.00%           -4.4%
05/24/07         1.00           -            -             1.00%            0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.54           -     $      -             0.75%          -43.9%
12/31/07         0.96           -            -             0.75%           -4.3%
05/24/07         1.00           -            -             0.75%            0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.54           -     $      -             0.50%          -43.8%
12/31/07         0.96           -            -             0.50%           -4.1%
05/24/07         1.00           -            -             0.50%            0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.54           -     $      -             0.25%          -43.6%
12/31/07         0.96           -            -             0.25%           -4.0%
05/24/07         1.00           -            -             0.25%            0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.54           -     $      -             0.00%          -43.5%
12/31/07         0.96           -            -             0.00%           -3.8%
05/24/07         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007
1.8%       0.1%

                             AUL American Unit Trust
                                  Frank Russell
                         Lifepoint Aggressive (Class R3)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    3,596,017  $    5,470,442         469,990
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased         (263,781)
                                  --------------
Net assets                        $    3,332,236
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $    2,783,497       2,986,069  $         0.93
Band 100                                  25,163          26,684            0.94
Band 75                                      -               -              0.95
Band 50                                  298,457         309,263            0.97
Band 25                                      -               -              0.98
Band 0                                   225,119         227,933            0.99
                                  --------------  --------------
Total                             $    3,332,236       3,549,949
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $       57,711
  Mortality & expense charges                                            (35,044)
                                                                  --------------
  Net investment income (loss)                                            22,667
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                              (108,486)
  Realized gain distributions                                            247,136
  Net change in unrealized appreciation (depreciation)                (1,762,405)
                                                                  --------------
  Net gain (loss)                                                     (1,623,755)
                                                                  --------------
Increase (decrease) in net assets from operations                 $   (1,601,088)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                Year ended         Year ended
                                                                12/31/2008         12/31/2007
                                                            --------------     --------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $       22,667     $       65,345
  Net realized gain (loss)                                        (108,486)           239,041
  Realized gain distributions                                      247,136             97,232
  Net change in unrealized appreciation
  (depreciation)                                                (1,762,405)          (244,666)
                                                            --------------     --------------
Increase (decrease) in net assets from operations               (1,601,088)           156,952
                                                            --------------     --------------
Contract owner transactions:
  Proceeds from units sold                                       3,737,363          2,362,126
  Cost of units redeemed                                        (1,554,486)        (2,358,339)
                                                            --------------     --------------
  Increase (decrease)                                            2,182,877              3,787
                                                            --------------     --------------
Net increase (decrease)                                            581,789            160,739
Net assets, beginning                                            2,750,447          2,589,708
                                                            --------------     --------------
Net assets, ending                                          $    3,332,236     $    2,750,447
                                                            ==============     ==============
Units sold                                                       3,082,746          1,613,555
Units redeemed                                                  (1,373,462)        (1,612,877)
                                                            --------------     --------------
Net increase (decrease)                                          1,709,284                678
Units outstanding, beginning                                     1,840,665          1,839,987
                                                            --------------     --------------
Units outstanding, ending                                        3,549,949          1,840,665
                                                            ==============     ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $     8,776,331
Cost of units redeemed                                                (4,261,632)
Net investment income (loss)                                             133,903
Net realized gain (loss)                                                 154,017
Realized gain distributions                                              404,042
Net change in unrealized appreciation (depreciation)                  (1,874,425)
                                                                 ---------------
                                                                 $     3,332,236
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.93         2,986   $    2,783           1.25%          -37.0%
12/31/07         1.48         1,353        2,003           1.25%            5.4%
12/31/06         1.40         1,606        2,255           1.25%           14.2%
12/31/05         1.23           534          657           1.25%            6.0%
12/31/04         1.16            12           14           1.25%           16.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.94            27   $       25           1.00%          -36.9%
12/31/07         1.49            22           33           1.00%            5.7%
12/31/06         1.41            18           25           1.00%           14.1%
12/31/05         1.24           -            -             1.00%            8.0%
12/31/04         1.15           -            -             1.00%           14.7%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.95           -     $      -             0.75%          -36.7%
12/31/07         1.51           -            -             0.75%            6.0%
12/31/06         1.42           -            -             0.75%           14.4%
12/31/05         1.24           -            -             0.75%            8.3%
12/31/04         1.15           -            -             0.75%           14.8%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.97           309   $      298           0.50%          -36.6%
12/31/07         1.52           262          398           0.50%            6.2%
12/31/06         1.43           216          310           0.50%           14.7%
12/31/05         1.25           -            -             0.50%            8.6%
12/31/04         1.15           -            -             0.50%           15.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.98           -     $      -             0.25%          -36.4%
12/31/07         1.54           -            -             0.25%            6.5%
12/31/06         1.44           -            -             0.25%           15.0%
12/31/05         1.25           -            -             0.25%            8.8%
12/31/04         1.15           -            -             0.25%           15.2%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.99            23   $     225            0.00%          -36.3%
12/31/07         1.55           204         316            0.00%            6.8%
12/31/06         1.45           -           -              0.00%           15.3%
12/31/05         1.26           -           -              0.00%            9.1%
12/31/04         1.15           -           -              0.00%           15.4%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008        2007        2006        2005        2004
1.9%        3.8%        3.8%        1.9%       10.3%

                             AUL American Unit Trust
                                  Frank Russell
                          Lifepoint Balanced (Class R3)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    9,544,613  $   12,906,864       1,233,154
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $    9,544,613
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $    7,588,590       7,920,970  $         0.96
Band 100                                  34,431          35,525            0.97
Band 75                                      -               -              0.98
Band 50                                  330,707         333,417            0.99
Band 25                                      -               -              1.00
Band 0                                 1,590,885       1,567,276            1.02
                                  --------------  --------------
Total                             $    9,544,613       9,857,188
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $      257,353
  Mortality & expense charges                                            (83,394)
                                                                  --------------
  Net investment income (loss)                                           173,959
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                              (992,625)
  Realized gain distributions                                            410,830
  Net change in unrealized appreciation (depreciation)                (2,865,561)
                                                                  --------------
  Net gain (loss)                                                     (3,447,356)
                                                                  --------------
Increase (decrease) in net assets from operations                 $   (3,273,397)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                Year ended         Year ended
                                                                12/31/2008         12/31/2007
                                                            --------------     --------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $      173,959     $      218,689
  Net realized gain (loss)                                        (992,625)           443,833
  Realized gain distributions                                      410,830            245,879
  Net change in unrealized appreciation
  (depreciation)                                                (2,865,561)          (674,843)
                                                            --------------     --------------
Increase (decrease) in net assets from operations               (3,273,397)           233,558
                                                            --------------     --------------
Contract owner transactions:
  Proceeds from units sold                                       9,867,376         12,193,881
  Cost of units redeemed                                        (4,859,518)        (9,454,442)
                                                            --------------     --------------
  Increase (decrease)                                            5,007,858          2,739,439
                                                            --------------     --------------
Net increase (decrease)                                          1,734,461          2,972,997
Net assets, beginning                                            7,810,152          4,837,155
                                                            --------------     --------------
Net assets, ending                                          $    9,544,613     $    7,810,152
                                                            ==============     ==============
Units sold                                                      11,500,768          9,792,833
Units redeemed                                                  (7,190,091)        (7,901,286)
                                                            --------------     --------------
Net increase (decrease)                                          4,310,677          1,891,547
Units outstanding, beginning                                     5,546,511          3,654,964
                                                            --------------     --------------
Units outstanding, ending                                        9,857,188          5,546,511
                                                            ==============     ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $    27,179,255
Cost of units redeemed                                               (14,999,162)
Net investment income (loss)                                             490,928
Net realized gain (loss)                                                (519,684)
Realized gain distributions                                              755,527
Net change in unrealized appreciation (depreciation)                  (3,362,251)
                                                                 ---------------
                                                                 $     9,544,613
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.96         7,921   $    7,589           1.25%          -31.0%
12/31/07         1.39         3,500        4,857           1.25%            5.1%
12/31/06         1.32         3,245        4,286           1.25%           11.0%
12/31/05         1.19         1,005        1,196           1.25%            5.3%
12/31/04         1.13            55           62           1.25%           13.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.97            36   $       34           1.00%          -30.8%
12/31/07         1.40           202          283           1.00%            5.4%
12/31/06         1.33            27           36           1.00%           11.5%
12/31/05         1.19           -            -             1.00%            6.9%
12/31/04         1.12           -            -             1.00%           11.5%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.98           -     $      -             0.75%          -30.6%
12/31/07         1.41           -            -             0.75%            5.6%
12/31/06         1.34           -            -             0.75%           11.8%
12/31/05         1.20           -            -             0.75%            7.2%
12/31/04         1.12           -            -             0.75%           11.7%

                                     BAND 50
--------------------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.99           333   $      331           0.50%          -30.4%
12/31/07         1.43           340          485           0.50%            5.9%
12/31/06         1.35           383          515           0.50%           12.1%
12/31/05         1.20           -            -             0.50%            7.4%
12/31/04         1.12           -            -             0.50%           11.8%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.00           -     $      -             0.25%          -30.3%
12/31/07         1.44           -            -             0.25%            6.1%
12/31/06         1.36           -            -             0.25%           12.4%
12/31/05         1.21           -            -             0.25%            7.7%
12/31/04         1.12           -            -             0.25%           12.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.02           157   $    1,591           0.00%          -30.1%
12/31/07         1.45         1,505        2,185           0.00%            6.4%
12/31/06         1.36           -            -             0.00%           12.7%
12/31/05         1.21           -            -             0.00%            8.0%
12/31/04         1.12           -            -             0.00%           12.2%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008        2007        2006        2005         2004
3.0%        4.7%        4.2%        2.7%        14.4%

                             AUL American Unit Trust
                                  Frank Russell
                     Lifepoint Equity Aggressive (Class R3)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    2,033,945  $    3,371,111         321,318
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $    2,033,945
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $    1,636,973       1,808,632  $         0.91
Band 100                                   7,369           8,048            0.92
Band 75                                      -               -              0.93
Band 50                                   51,212          54,653            0.94
Band 25                                      -               -              0.95
Band 0                                   338,391         352,872            0.96
                                  --------------  --------------
Total                             $    2,033,945       2,224,205
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $       13,792
  Mortality & expense charges                                            (18,844)
                                                                  --------------
  Net investment income (loss)                                            (5,052)
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                               (88,521)
  Realized gain distributions                                            173,303
  Net change in unrealized appreciation (depreciation)                (1,255,825)
                                                                  --------------
  Net gain (loss)                                                     (1,171,043)
                                                                  --------------
Increase (decrease) in net assets from operations                 $   (1,176,095)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                Year ended         Year ended
                                                                12/31/2008         12/31/2007
                                                            --------------     --------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $       (5,052)    $       39,619
  Net realized gain (loss)                                         (88,521)            72,584
  Realized gain distributions                                      173,303             62,946
  Net change in unrealized appreciation
  (depreciation)                                                (1,255,825)          (111,760)
                                                            --------------     --------------
Increase (decrease) in net assets from operations               (1,176,095)            63,389
                                                            --------------     --------------
Contract owner transactions:
  Proceeds from units sold                                       2,811,404          1,437,170
  Cost of units redeemed                                        (1,193,174)          (806,803)
                                                            --------------     --------------
  Increase (decrease)                                            1,618,230            630,367
                                                            --------------     --------------
Net increase (decrease)                                            442,135            693,756
Net assets, beginning                                            1,591,810            898,054
                                                            --------------     --------------
Net assets, ending                                          $    2,033,945     $    1,591,810
                                                            ==============     ==============
Units sold                                                       2,246,466            901,607
Units redeemed                                                  (1,011,694)          (510,687)
                                                            --------------     --------------
Net increase (decrease)                                          1,234,772            390,920
Units outstanding, beginning                                       989,433            598,513
                                                            --------------     --------------
Units outstanding, ending                                        2,224,205            989,433
                                                            ==============     ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $     5,268,861
Cost of units redeemed                                                (2,216,734)
Net investment income (loss)                                              48,644
Net realized gain (loss)                                                  11,135
Realized gain distributions                                              259,205
Net change in unrealized appreciation (depreciation)                  (1,337,166)
                                                                 ---------------
                                                                 $     2,033,945
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.91         1,809   $    1,637           1.25%          -42.9%
12/31/07         1.59           666        1,056           1.25%            5.8%
12/31/06         1.50           575          862           1.25%           17.1%
12/31/05         1.28           127          163           1.25%            8.5%
12/31/04         1.18             2            2           1.25%           18.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.92             8   $        7           1.00%          -42.8%
12/31/07         1.60             4            7           1.00%            6.0%
12/31/06         1.51             1            2           1.00%           17.1%
12/31/05         1.29           -            -             1.00%            9.5%
12/31/04         1.18           -            -             1.00%           17.7%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.93           -     $      -             0.75%          -42.6%
12/31/07         1.61           -            -             0.75%            6.3%
12/31/06         1.52           -            -             0.75%           17.4%
12/31/05         1.29           -            -             0.75%            9.8%
12/31/04         1.18           -            -             0.75%           17.9%

                                     BAND 50
--------------------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.94            55   $       51           0.50%          -42.5%
12/31/07         1.63            31           50           0.50%            6.6%
12/31/06         1.53            22           34           0.50%           17.7%
12/31/05         1.30           -            -             0.50%           10.0%
12/31/04         1.18           -            -             0.50%           18.1%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.95           -     $      -             0.25%          -42.4%
12/31/07         1.64           -            -             0.25%            6.8%
12/31/06         1.54           -            -             0.25%           18.0%
12/31/05         1.30           -            -             0.25%           10.3%
12/31/04         1.18           -            -             0.25%           18.3%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.96            35   $      338           0.00%          -42.2%
12/31/07         1.66           289          479           0.00%            7.1%
12/31/06         1.55           -            -             0.00%           18.3%
12/31/05         1.31           -            -             0.00%           10.6%
12/31/04         1.18           -            -             0.00%           18.4%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008        2007        2006        2005        2004
0.8%        4.5%        3.9%        1.4%        6.9%

                             AUL American Unit Trust
                                  Frank Russell
                          Lifepoint Moderate (Class R3)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    2,313,637  $    3,027,394         281,464
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $    2,313,637
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $    1,918,709       2,021,551  $         0.95
Band 100                                     -               -              0.96
Band 75                                      -               -              0.97
Band 50                                  200,820         204,372            0.98
Band 25                                      -               -              0.99
Band 0                                   194,108         193,024            1.01
                                  --------------  --------------
Total                             $    2,313,637       2,418,947
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $       84,229
  Mortality & expense charges                                            (23,021)
                                                                  --------------
  Net investment income (loss)                                            61,208
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                               (58,058)
  Realized gain distributions                                             27,557
  Net change in unrealized appreciation (depreciation)                  (687,394)
                                                                  --------------
  Net gain (loss)                                                       (717,895)
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (656,687)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                Year ended         Year ended
                                                                12/31/2008         12/31/2007
                                                            --------------     --------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $       61,208     $       66,277
  Net realized gain (loss)                                         (58,058)            35,433
  Realized gain distributions                                       27,557             52,104
  Net change in unrealized appreciation
  (depreciation)                                                  (687,394)           (58,606)
                                                            --------------     --------------
Increase (decrease) in net assets from operations                 (656,687)            95,208
                                                            --------------     --------------
Contract owner transactions:
  Proceeds from units sold                                       1,837,338          1,497,664
  Cost of units redeemed                                        (1,035,710)          (944,227)
                                                            --------------     --------------
  Increase (decrease)                                              801,628            553,437
                                                            --------------     --------------
Net increase (decrease)                                            144,941            648,645
Net assets, beginning                                            2,168,696          1,520,051
                                                            --------------     --------------
Net assets, ending                                          $    2,313,637     $    2,168,696
                                                            ==============     ==============
Units sold                                                       1,684,989          1,207,071
Units redeemed                                                    (973,031)          (761,651)
                                                            --------------     --------------
Net increase (decrease)                                            711,958            445,420
Units outstanding, beginning                                     1,706,989          1,261,569
                                                            --------------     --------------
Units outstanding, ending                                        2,418,947          1,706,989
                                                            ==============     ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $     5,168,714
Cost of units redeemed                                                (2,390,099)
Net investment income (loss)                                             158,510
Net realized gain (loss)                                                 (14,574)
Realized gain distributions                                              104,843
Net change in unrealized appreciation (depreciation)                    (713,757)
                                                                 ---------------
                                                                 $     2,313,637
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.95         2,022   $    1,919           1.25%          -24.7%
12/31/07         1.26         1,304        1,644           1.25%            5.5%
12/31/06         1.20         1,125        1,345           1.25%            8.1%
12/31/05         1.11           362          400           1.25%            2.3%
12/31/04         1.08            23           25           1.25%            8.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.96           -     $      -             1.00%          -24.5%
12/31/07         1.27           -            -             1.00%            4.7%
12/31/06         1.21            15           18           1.00%            8.5%
12/31/05         1.12           -            -             1.00%            4.3%
12/31/04         1.07           -            -             1.00%            7.3%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.97           -     $      -             0.75%          -24.3%
12/31/07         1.28           -            -             0.75%            5.6%
12/31/06         1.22           129          157           0.75%            8.6%
12/31/05         1.12           -            -             0.75%            4.1%
12/31/04         1.07           -            -             0.75%            7.5%

                                     BAND 50
--------------------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.98           204   $      201           0.50%          -24.1%
12/31/07         1.30           266          345           0.50%            5.6%
12/31/06         1.23           -            -             0.50%            8.7%
12/31/05         1.13           -            -             0.50%            4.7%
12/31/04         1.08           -            -             0.50%            7.7%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.99           -     $      -             0.25%          -23.9%
12/31/07         1.31           -            -             0.25%            5.9%
12/31/06         1.23           -            -             0.25%            9.0%
12/31/05         1.13           -            -             0.25%            5.0%
12/31/04         1.08           -            -             0.25%            7.8%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.01            19   $      194           0.00%          -23.7%
12/31/07         1.32           136          180           0.00%            6.1%
12/31/06         1.24           -            -             0.00%            9.3%
12/31/05         1.14           -            -             0.00%            5.3%
12/31/04         1.08           -            -             0.00%            8.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008        2007        2006        2005        2004
3.8%        4.8%        4.2%        2.7%        10.3%

                             AUL American Unit Trust
                                  Frank Russell
                        Lifepoint Conservative (Class R3)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    1,274,114  $    1,546,898         147,466
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $    1,274,114
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $    1,032,844       1,078,024  $         0.96
Band 100                                     -               -              0.97
Band 75                                      -               -              0.98
Band 50                                  179,287         180,750            0.99
Band 25                                      -               -              1.00
Band 0                                    61,983          61,061            1.02
                                  --------------  --------------
Total                             $    1,274,114       1,319,835
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $       55,283
  Mortality & expense charges                                            (13,338)
                                                                  --------------
  Net investment income (loss)                                            41,945
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                               (35,851)
  Realized gain distributions                                              6,618
  Net change in unrealized appreciation (depreciation)                  (258,982)
                                                                  --------------
  Net gain (loss)                                                       (288,215)
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (246,270)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                Year ended         Year ended
                                                                12/31/2008         12/31/2007
                                                            --------------     --------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $       41,945     $       32,790
  Net realized gain (loss)                                         (35,851)             5,303
  Realized gain distributions                                        6,618             12,441
  Net change in unrealized appreciation
  (depreciation)                                                  (258,982)           (10,535)
                                                            --------------     --------------
Increase (decrease) in net assets from operations                 (246,270)            39,999
                                                            --------------     --------------
Contract owner transactions:
  Proceeds from units sold                                         961,409          1,105,737
  Cost of units redeemed                                          (548,835)          (776,499)
                                                            --------------     --------------
  Increase (decrease)                                              412,574            329,238
                                                            --------------     --------------
Net increase (decrease)                                            166,304            369,237
Net assets, beginning                                            1,107,810            738,573
                                                            --------------     --------------
Net assets, ending                                          $    1,274,114     $    1,107,810
                                                            ==============     ==============
Units sold                                                         886,594            974,316
Units redeemed                                                    (518,754)          (685,748)
                                                            --------------     --------------
Net increase (decrease)                                            367,840            288,568
Units outstanding, beginning                                       951,995            663,427
                                                            --------------     --------------
Units outstanding, ending                                        1,319,835            951,995
                                                            ==============     ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $     2,954,712
Cost of units redeemed                                                (1,501,203)
Net investment income (loss)                                              89,090
Net realized gain (loss)                                                 (30,036)
Realized gain distributions                                               34,335
Net change in unrealized appreciation (depreciation)                    (272,784)
                                                                 ---------------
                                                                 $     1,274,114
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.96         1,078   $    1,033           1.25%          -16.7%
12/31/07         1.15           651          749           1.25%            3.8%
12/31/06         1.11           517          573           1.25%            4.6%
12/31/05         1.06           168          178           1.25%            1.9%
12/31/04         1.04           -            -             1.25%            4.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.97           -     $      -             1.00%          -16.5%
12/31/07         1.16           -            -             1.00%            4.1%
12/31/06         1.12           -            -             1.00%            5.1%
12/31/05         1.06           -            -             1.00%            2.3%
12/31/04         1.04           -            -             1.00%            3.7%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.98           -     $      -             0.75%          -16.3%
12/31/07         1.17           -            -             0.75%            4.3%
12/31/06         1.12           -            -             0.75%            5.4%
12/31/05         1.07           -            -             0.75%            2.6%
12/31/04         1.04           -            -             0.75%            3.9%

                                     BAND 50
--------------------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.99           181   $      179           0.50%          -16.1%
12/31/07         1.18           164          194           0.50%            4.6%
12/31/06         1.13           147          166           0.50%            5.6%
12/31/05         1.07           -            -             0.50%            2.8%
12/31/04         1.04           -            -             0.50%            4.1%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.00           -     $      -             0.25%          -15.9%
12/31/07         1.19           -            -             0.25%            4.8%
12/31/06         1.14           -            -             0.25%            5.9%
12/31/05         1.07           -            -             0.25%            3.1%
12/31/04         1.04           -            -             0.25%            4.2%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.02             6   $       62           0.00%          -15.7%
12/31/07         1.20           137          164           0.00%            5.1%
12/31/06         1.15           -            -             0.00%            6.2%
12/31/05         1.08           -            -             0.00%            3.4%
12/31/04         1.04           -            -             0.00%            4.4%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008        2007        2006        2005         2004
4.6%        4.6%        3.8%        2.5%         0.0%

                             AUL American Unit Trust
                                  Frank Russell
                               2010 Strategy Fund

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      376,166  $      434,493          45,321
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $      376,166
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      376,166         414,372  $         0.91
Band 100                                     -               -              0.92
Band 75                                      -               -              0.93
Band 50                                      -               -              0.93
Band 25                                      -               -              0.94
Band 0                                       -               -              0.95
                                  --------------  --------------
Total                             $      376,166         414,372
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $        9,740
  Mortality & expense charges                                             (3,924)
                                                                  --------------
  Net investment income (loss)                                             5,816
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                               (42,160)
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                   (53,687)
                                                                  --------------
  Net gain (loss)                                                        (95,847)
                                                                  --------------
Increase (decrease) in net assets from operations                 $      (90,031)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended         Year ended
                                                               12/31/2008         12/31/2007
                                                             ------------      -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               $      5,816      $      13,205
  Net realized gain (loss)                                        (42,160)            76,416
  Realized gain distributions                                         -                1,625
  Net change in unrealized appreciation (depreciation)            (53,687)           (32,904)
                                                             ------------      -------------
Increase (decrease) in net assets from operations                 (90,031)            58,342
                                                             ------------      -------------
Contract owner transactions:
  Proceeds from units sold                                        377,257            649,795
  Cost of units redeemed                                         (133,926)        (1,722,363)
                                                             ------------      -------------
  Increase (decrease)                                             243,331         (1,072,568)
                                                             ------------      -------------
Net increase (decrease)                                           153,300         (1,014,226)
Net assets, beginning                                             222,866          1,237,092
                                                             ------------      -------------
Net assets, ending                                           $    376,166      $     222,866
                                                             ============      =============
Units sold                                                        446,495            567,982
Units redeemed                                                   (221,530)        (1,480,976)
                                                             ------------      -------------
Net increase (decrease)                                           224,965           (912,994)
Units outstanding, beginning                                      189,407          1,102,401
                                                             ------------      -------------
Units outstanding, ending                                         414,372            189,407
                                                             ============      =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $     2,388,582
Cost of units redeemed                                                (2,047,405)
Net investment income (loss)                                              41,288
Net realized gain (loss)                                                  36,452
Realized gain distributions                                               15,576
Net change in unrealized appreciation (depreciation)                     (58,327)
                                                                 ---------------
                                                                 $       376,166
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.91           414   $      376           1.25%          -22.8%
12/31/07         1.18           189          223           1.25%            4.9%
12/31/06         1.12         1,102        1,237           1.25%            7.9%
12/31/05         1.04           102          106           1.25%            4.0%
03/01/05         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.92           -     $      -             1.00%          -22.7%
12/31/07         1.19           -            -             1.00%            5.1%
12/31/06         1.13           -            -             1.00%            8.5%
12/31/05         1.04           -            -             1.00%            3.9%
03/01/05         1.00           -            -             1.00%            0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.93           -     $      -             0.75%          -22.5%
12/31/07         1.19           -            -             0.75%            5.4%
12/31/06         1.13           -            -             0.75%            8.7%
12/31/05         1.04           -            -             0.75%            4.2%
03/01/05         1.00           -            -             0.75%            0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.93           -     $      -             0.50%          -22.3%
12/31/07         1.20           -            -             0.50%            5.6%
12/31/06         1.14           -            -             0.50%            9.0%
12/31/05         1.04           -            -             0.50%            4.4%
03/01/05         1.00           -            -             0.50%            0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.94           -     $      -             0.25%          -22.1%
12/31/07         1.21           -            -             0.25%            5.9%
12/31/06         1.14           -            -             0.25%            9.3%
12/31/05         1.05           -            -             0.25%            4.6%
03/01/05         1.00           -            -             0.25%            0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.95           -     $      -             0.00%          -21.9%
12/31/07         1.22           -            -             0.00%            6.2%
12/31/06         1.15           -            -             0.00%            9.5%
12/31/05         1.05           -            -             0.00%            4.8%
03/01/05         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008         2007           2006        2005
3.3%         4.2%           4.7%        1.6%

                             AUL American Unit Trust
                                  Frank Russell
                               2020 Strategy Fund

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    1,568,153  $    2,113,626         196,510
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $    1,568,153
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $    1,568,153       1,835,024  $         0.85
Band 100                                     -               -              0.86
Band 75                                      -               -              0.87
Band 50                                      -               -              0.88
Band 25                                      -               -              0.89
Band 0                                       -               -              0.90
                                  --------------  --------------
Total                             $    1,568,153       1,835,024
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $       33,262
  Mortality & expense charges                                            (18,946)
                                                                  --------------
  Net investment income (loss)                                            14,316
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                               (43,405)
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                  (519,308)
                                                                  --------------
  Net gain (loss)                                                       (562,713)
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (548,397)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended         Year ended
                                                               12/31/2008         12/31/2007
                                                             ------------      -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               $     14,316      $      31,923
  Net realized gain (loss)                                        (43,405)           362,027
  Realized gain distributions                                         -               15,694
  Net change in unrealized appreciation (depreciation)           (519,308)          (208,136)
                                                             ------------      -------------
Increase (decrease) in net assets from operations                (548,397)           201,508
                                                             ------------      -------------
Contract owner transactions:
  Proceeds from units sold                                        962,860          2,663,655
  Cost of units redeemed                                         (202,597)        (5,146,140)
                                                             ------------      -------------
  Increase (decrease)                                             760,263         (2,482,485)
                                                             ------------      -------------
Net increase (decrease)                                           211,866         (2,280,977)
Net assets, beginning                                           1,356,287          3,637,264
                                                             ------------      -------------
Net assets, ending                                           $  1,568,153      $   1,356,287
                                                             ============      =============
Units sold                                                      1,155,586          2,225,562
Units redeemed                                                   (429,974)        (4,246,609)
                                                             ------------      -------------
Net increase (decrease)                                           725,612         (2,021,047)
Units outstanding, beginning                                    1,109,412          3,130,459
                                                             ------------      -------------
Units outstanding, ending                                       1,835,024          1,109,412
                                                             ============      =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $     7,512,658
Cost of units redeemed                                                (5,848,184)
Net investment income (loss)                                              96,403
Net realized gain (loss)                                                 326,186
Realized gain distributions                                               26,563
Net change in unrealized appreciation (depreciation)                    (545,473)
                                                                 ---------------
                                                                 $     1,568,153
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.85         1,835   $    1,568           1.25%          -30.1%
12/31/07         1.22         1,109        1,356           1.25%            5.2%
12/31/06         1.16         3,130        3,637           1.25%           10.7%
12/31/05         1.05            83           87           1.25%            5.0%
03/01/05         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.86           -     $      -             1.00%          -29.9%
12/31/07         1.23           -            -             1.00%            5.5%
12/31/06         1.17           -            -             1.00%           11.4%
12/31/05         1.05           -            -             1.00%            4.8%
03/01/05         1.00           -            -             1.00%            0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.87           -     $      -             0.75%          -29.7%
12/31/07         1.24           -            -             0.75%            5.7%
12/31/06         1.17           -            -             0.75%           11.7%
12/31/05         1.05           -            -             0.75%            5.0%
03/01/05         1.00           -            -             0.75%            0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.88           -     $      -             0.50%          -29.6%
12/31/07         1.25           -            -             0.50%            6.0%
12/31/06         1.18           -            -             0.50%           12.0%
12/31/05         1.05           -            -             0.50%            5.2%
03/01/05         1.00           -            -             0.50%            0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.89           -     $      -             0.25%          -29.4%
12/31/07         1.26           -            -             0.25%            6.3%
12/31/06         1.18           -            -             0.25%           12.2%
12/31/05         1.05           -            -             0.25%            5.4%
03/01/05         1.00           -            -             0.25%            0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.90           -     $      -             0.00%          -29.2%
12/31/07         1.27           -            -             0.00%            6.5%
12/31/06         1.19           -            -             0.00%           12.5%
12/31/05         1.06           -            -             0.00%            5.6%
03/01/05         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008          2007          2006        2005
2.3%          3.5%          4.0%        1.6%

                             AUL American Unit Trust
                                  Frank Russell
                               2030 Strategy Fund

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    1,159,024  $    1,721,811         162,328
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $    1,159,024
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $    1,159,024       1,527,566  $         0.76
Band 100                                     -               -              0.77
Band 75                                      -               -              0.77
Band 50                                      -               -              0.78
Band 25                                      -               -              0.79
Band 0                                       -               -              0.80
                                  --------------  --------------
Total                             $    1,159,024       1,527,566
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $       11,678
  Mortality & expense charges                                            (14,171)
                                                                  --------------
  Net investment income (loss)                                            (2,493)
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                               (62,511)
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                  (517,013)
                                                                  --------------
  Net gain (loss)                                                       (579,524)
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (582,017)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended         Year ended
                                                               12/31/2008         12/31/2007
                                                             ------------      -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               $     (2,493)     $      (6,073)
  Net realized gain (loss)                                        (62,511)           319,447
  Realized gain distributions                                         -               15,011
  Net change in unrealized appreciation (depreciation)           (517,013)          (184,348)
                                                             ------------      -------------
Increase (decrease) in net assets from operations                (582,017)           144,037
                                                             ------------      -------------
Contract owner transactions:
  Proceeds from units sold                                      1,044,021          1,885,578
  Cost of units redeemed                                         (314,847)        (3,714,985)
                                                             ------------      -------------
  Increase (decrease)                                             729,174         (1,829,407)
                                                             ------------      -------------
Net increase (decrease)                                           147,157         (1,685,370)
Net assets, beginning                                           1,011,867          2,697,237
                                                             ------------      -------------
Net assets, ending                                           $  1,159,024      $   1,011,867
                                                             ============      =============
Units sold                                                      1,195,020          1,504,698
Units redeemed                                                   (466,639)        (2,954,065)
                                                             ------------      -------------
Net increase (decrease)                                           728,381         (1,449,367)
Units outstanding, beginning                                      799,185          2,248,552
                                                             ------------      -------------
Units outstanding, ending                                       1,527,566            799,185
                                                             ============      =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $     5,747,634
Cost of units redeemed                                                (4,363,671)
Net investment income (loss)                                              47,628
Net realized gain (loss)                                                 260,038
Realized gain distributions                                               30,182
Net change in unrealized appreciation (depreciation)                    (562,787)
                                                                 ---------------
                                                                 $     1,159,024
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.76         1,528   $    1,159           1.25%          -40.1%
12/31/07         1.27           799        1,012           1.25%            5.5%
12/31/06         1.20         2,248        2,696           1.25%           14.2%
12/31/05         1.05            26           27           1.25%            5.0%
03/01/05         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.77           -     $      -             1.00%          -39.9%
12/31/07         1.28           -            -             1.00%            5.8%
12/31/06         1.21           -            -             1.00%           14.2%
12/31/05         1.06           -            -             1.00%            5.5%
03/01/05         1.00           -            -             1.00%            0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.77           -     $      -             0.75%          -39.8%
12/31/07         1.28           -            -             0.75%            6.1%
12/31/06         1.21           -            -             0.75%           14.5%
12/31/05         1.06           -            -             0.75%            5.8%
03/01/05         1.00           -            -             0.75%            0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.78           -     $      -             0.50%          -39.6%
12/31/07         1.29           -            -             0.50%            6.3%
12/31/06         1.22           -            -             0.50%           14.7%
12/31/05         1.06           -            -             0.50%            6.0%
03/01/05         1.00           -            -             0.50%            0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.79           -     $      -             0.25%          -39.5%
12/31/07         1.30           -            -             0.25%            6.6%
12/31/06         1.22           -            -             0.25%           15.0%
12/31/05         1.06           -            -             0.25%            6.2%
03/01/05         1.00           -            -             0.25%            0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.80           -     $      -             0.00%          -39.3%
12/31/07         1.31           -            -             0.00%            6.9%
12/31/06         1.23           -            -             0.00%           15.3%
12/31/05         1.06           -            -             0.00%            6.4%
03/01/05         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008          2007          2006        2005
1.1%          2.0%          5.4%        1.6%

                             AUL American Unit Trust
                                  Frank Russell
                               2040 Strategy Fund

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    1,099,225  $    1,677,636         153,308
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $    1,099,225
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $    1,099,225       1,441,041  $         0.76
Band 100                                     -               -              0.77
Band 75                                      -               -              0.78
Band 50                                      -               -              0.79
Band 25                                      -               -              0.79
Band 0                                       -               -              0.80
                                  --------------  --------------
Total                             $    1,099,225       1,441,041
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $       11,388
  Mortality & expense charges                                            (13,899)
                                                                  --------------
  Net investment income (loss)                                            (2,511)
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                               (29,859)
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                  (543,032)
                                                                  --------------
  Net gain (loss)                                                       (572,891)
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (575,402)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended         Year ended
                                                               12/31/2008         12/31/2007
                                                             ------------      -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               $     (2,511)     $        (420)
  Net realized gain (loss)                                        (29,859)           247,779
  Realized gain distributions                                         -               13,934
  Net change in unrealized appreciation (depreciation)           (543,032)          (140,485)
                                                             ------------      -------------
Increase (decrease) in net assets from operations                (575,402)           120,808
                                                             ------------      -------------
Contract owner transactions:
  Proceeds from units sold                                        867,543          1,370,166
  Cost of units redeemed                                         (157,462)        (2,466,840)
                                                             ------------      -------------
  Increase (decrease)                                             710,081         (1,096,674)
                                                             ------------      -------------
Net increase (decrease)                                           134,679           (975,866)
Net assets, beginning                                             964,546          1,940,412
                                                             ------------      -------------
Net assets, ending                                           $  1,099,225      $     964,546
                                                             ============      =============
Units sold                                                      1,117,764          1,096,879
Units redeemed                                                   (429,473)        (1,940,146)
                                                             ------------      -------------
Net increase (decrease)                                           688,291           (843,267)
Units outstanding, beginning                                      752,750          1,596,017
                                                             ------------      -------------
Units outstanding, ending                                       1,441,041            752,750
                                                             ============      =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $     4,146,093
Cost of units redeemed                                                (2,757,765)
Net investment income (loss)                                              36,387
Net realized gain (loss)                                                 218,761
Realized gain distributions                                               34,160
Net change in unrealized appreciation (depreciation)                    (578,411)
                                                                 ---------------
                                                                 $     1,099,225
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.76         1,441   $    1,099           1.25%          -40.5%
12/31/07         1.28           753          965           1.25%            5.4%
12/31/06         1.22         1,596        1,940           1.25%           14.7%
12/31/05         1.06             2            2           1.25%            6.0%
03/01/05         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.77           -     $      -             1.00%          -40.3%
12/31/07         1.29           -            -             1.00%            5.7%
12/31/06         1.22           -            -             1.00%           15.1%
12/31/05         1.06           -            -             1.00%            6.1%
03/01/05         1.00           -            -             1.00%            0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.78           -     $      -             0.75%          -40.2%
12/31/07         1.30           -            -             0.75%            6.0%
12/31/06         1.23           -            -             0.75%           15.4%
12/31/05         1.06           -            -             0.75%            6.3%
03/01/05         1.00           -            -             0.75%            0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.79           -     $      -             0.50%          -40.0%
12/31/07         1.31           -            -             0.50%            6.2%
12/31/06         1.23           -            -             0.50%           15.7%
12/31/05         1.07           -            -             0.50%            6.5%
03/01/05         1.00           -            -             0.50%            0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.79           -     $      -             0.25%          -39.9%
12/31/07         1.32           -            -             0.25%            6.5%
12/31/06         1.24           -            -             0.25%           16.0%
12/31/05         1.07           -            -             0.25%            6.8%
03/01/05         1.00           -            -             0.25%            0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.80           -     $      -             0.00%          -39.7%
12/31/07         1.33           -            -             0.00%            6.7%
12/31/06         1.24           -            -             0.00%           16.3%
12/31/05         1.07           -            -             0.00%            7.0%
03/01/05         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008          2007          2006        2005
1.1%          2.1%          5.3%        1.6%

                             AUL American Unit Trust
                                  Frank Russell
                              Emerging Markets Fund

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $        6,833  $        7,029             692
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $        6,833
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $        6,833           9,873  $         0.69
Band 100                                     -               -              0.70
Band 75                                      -               -              0.70
Band 50                                      -               -              0.70
Band 25                                      -               -              0.71
Band 0                                       -               -              0.71
                                  --------------  --------------
Total                             $        6,833           9,873
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $           40
  Mortality & expense charges                                                 (4)
                                                                  --------------
  Net investment income (loss)                                                36
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                    (2)
  Realized gain distributions                                                322
  Net change in unrealized appreciation (depreciation)                      (236)
                                                                  --------------
  Net gain (loss)                                                             84
                                                                  --------------
Increase (decrease) in net assets from operations                 $          120
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended         Year ended
                                                               12/31/2008         12/31/2007
                                                             ------------      -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               $         36      $         -
  Net realized gain (loss)                                             (2)               -
  Realized gain distributions                                         322                -
  Net change in unrealized appreciation (depreciation)               (236)               -
                                                             ------------      -------------
Increase (decrease) in net assets from operations                     120                -
                                                             ------------      -------------
Contract owner transactions:
  Proceeds from units sold                                          6,713                -
  Cost of units redeemed                                              -                  -
                                                             ------------      -------------
  Increase (decrease)                                               6,713                -
                                                             ------------      -------------
Net increase (decrease)                                             6,833                -
Net assets, beginning                                                 -                  -
                                                             ------------      -------------
Net assets, ending                                           $      6,833      $         -
                                                             ============      =============
Units sold                                                          9,873                -
Units redeemed                                                        -                  -
                                                             ------------      -------------
Net increase (decrease)                                             9,873                -
Units outstanding, beginning                                          -                  -
                                                             ------------      -------------
Units outstanding, ending                                           9,873                -
                                                             ============      =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $         6,713
Cost of units redeemed                                                       -
Net investment income (loss)                                                  36
Net realized gain (loss)                                                      (2)
Realized gain distributions                                                  322
Net change in unrealized appreciation (depreciation)                        (236)
                                                                 ---------------
                                                                 $         6,833
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.69            10   $        7           1.25%          -54.8%
12/31/07         1.53           -            -             1.25%           36.1%
12/31/06         1.13           -            -             1.25%           12.6%
10/23/06         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.70           -     $      -             1.00%          -54.7%
12/31/07         1.54           -            -             1.00%           36.4%
12/31/06         1.13           -            -             1.00%           12.7%
10/23/06         1.00           -            -             1.00%            0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.70           -     $      -             0.75%          -54.6%
12/31/07         1.54           -            -             0.75%           36.7%
12/31/06         1.13           -            -             0.75%           12.7%
10/23/06         1.00           -            -             0.75%            0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.70           -     $      -             0.50%          -54.5%
12/31/07         1.55           -            -             0.50%           37.1%
12/31/06         1.13           -            -             0.50%           12.8%
10/23/06         1.00           -            -             0.50%            0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.71           -     $      -             0.25%          -54.4%
12/31/07         1.55           -            -             0.25%           37.4%
12/31/06         1.13           -            -             0.25%           12.8%
10/23/06         1.00           -            -             0.25%            0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.71           -     $      -             0.00%          -54.3%
12/31/07         1.56           -            -             0.00%           37.8%
12/31/06         1.13           -            -             0.00%           12.9%
10/23/06         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008          2007          2006
1.2%          0.0%          0.0%

                             AUL American Unit Trust
                                  Frank Russell
                           Real Estate Securities Fund

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of      Mutual Fund
                                        at Value     Investments           Shares
                                     -----------     -----------     ------------
Investments                          $     1,560     $     1,632               65
Receivables: investments sold                -       ===========     ============
Payables: investments purchased              -
                                     -----------
Net assets                           $     1,560
                                     ===========

                                                           Units     Accumulation
                                      Net Assets     Outstanding       Unit Value
                                     -----------     -----------     ------------
Band 125                             $     1,560           2,915     $       0.54
Band 100                                     -               -               0.54
Band 75                                      -               -               0.54
Band 50                                      -               -               0.54
Band 25                                      -               -               0.55
Band 0                                       -               -               0.55
                                     -----------     -----------
Total                                $     1,560           2,915
                                     ===========     ===========

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                          $          9
   Mortality & expense charges                                        (3)
                                                            ------------
   Net investment income (loss)                                        6
                                                            ------------
Gain (loss) on investments:
   Net realized gain (loss)                                           (3)
   Realized gain distributions                                        -
   Net change in unrealized appreciation (depreciation)              (72)
                                                            ------------
   Net gain (loss)                                                   (75)
                                                            ------------
Increase (decrease) in net assets from operations           $        (69)
                                                            ============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       Year ended      Year ended
                                                       12/31/2008      12/31/2007
                                                       ----------      ----------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                        $        6      $      -
   Net realized gain (loss)                                    (3)            -
   Realized gain distributions                                -               -
   Net change in unrealized appreciation
   (depreciation)                                             (72)            -
                                                       ----------      ----------
Increase (decrease) in net assets from operations             (69)            -
                                                       ----------      ----------
Contract owner transactions:
   Proceeds from units sold                                 1,632             -
   Cost of units redeemed                                      (3)            -
                                                       ----------      ----------
   Increase (decrease)                                      1,629             -
                                                       ----------      ----------
Net increase (decrease)                                     1,560             -
Net assets, beginning                                         -               -
                                                       ----------      ----------
Net assets, ending                                      $   1,560      $      -
                                                       ==========      ==========
Units sold                                                  2,922             -
Units redeemed                                                 (7)            -
                                                       ----------      ----------
Net increase (decrease)                                     2,915             -
Units outstanding, beginning                                  -               -
                                                       ----------      ----------
Units outstanding, ending                                   2,915             -
                                                       ==========      ==========

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                 $       1,632
Cost of units redeemed                                              (3)
Net investment income (loss)                                         6
Net realized gain (loss)                                            (3)
Realized gain distributions                                         -
Net change in unrealized appreciation (depreciation)               (72)
                                                         -------------
                                                         $       1,560
                                                         =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     0.54           3      $     2            1.25%         -38.2%
12/31/07           0.87           -            -            1.25%         -17.0%
12/31/06           1.04           -            -            1.25%           4.4%
10/23/06           1.00           -            -            1.25%           0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     0.54           -     $      -            1.00%         -38.1%
12/31/07           0.87           -            -            1.00%         -16.8%
12/31/06           1.04           -            -            1.00%           4.4%
10/23/06           1.00           -            -            1.00%           0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     0.54           -     $      -            0.75%         -37.9%
12/31/07           0.87           -            -            0.75%         -16.6%
12/31/06           1.04           -            -            0.75%           4.5%
10/23/06           1.00           -            -            0.75%           0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     0.54           -      $     -            0.50%         -37.8%
12/31/07           0.87           -            -            0.50%         -16.4%
12/31/06           1.05           -            -            0.50%           4.5%
10/23/06           1.00           -            -            0.50%           0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08    $     0.55           -     $      -            0.25%          -37.6%
12/31/07          0.88           -            -            0.25%          -16.2%
12/31/06          1.05           -            -            0.25%            4.6%
10/23/06          1.00           -            -            0.25%            0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     0.55           -     $      -            0.00%         -37.4%
12/31/07           0.88           -            -            0.00%         -16.0%
12/31/06           1.05           -            -            0.00%           4.6%
10/23/06           1.00           -            -            0.00%           0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008      2007       2006
1.2%      0.0%       0.0%

                             AUL American Unit Trust
                                  Frank Russell
                            Select Value (unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of      Mutual Fund
                                        at Value     Investments           Shares
                                     -----------     -----------     ------------
Investments                          $       -       $       -                -
Receivables: investments sold                -       ===========     ============
Payables: investments purchased              -
                                     -----------
Net assets                           $       -
                                     ===========

                                                           Units     Accumulation
                                      Net Assets     Outstanding       Unit Value
                                     -----------     -----------     ------------
Band 125                             $       -               -       $       0.52
Band 100                                     -               -               0.53
Band 75                                      -               -               0.53
Band 50                                      -               -               0.53
Band 25                                      -               -               0.54
Band 0                                       -               -               0.54
                                     -----------     -----------
Total                                $       -               -
                                     ===========     ===========

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                          $        -
   Mortality & expense charges                                       -
                                                            ------------
   Net investment income (loss)                                      -
                                                            ------------
Gain (loss) on investments:
   Net realized gain (loss)                                          -
   Realized gain distributions                                       -
   Net change in unrealized appreciation (depreciation)              -
                                                            ------------
   Net gain (loss)                                                   -
                                                            ------------
Increase (decrease) in net assets from operations           $        -
                                                            ============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       Year ended      Year ended
                                                       12/31/2008      12/31/2007
                                                       ----------      ----------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                        $      -        $      -
   Net realized gain (loss)                                   -               -
   Realized gain distributions                                -               -
   Net change in unrealized appreciation
   (depreciation)                                             -               -
                                                       ----------      ----------
Increase (decrease) in net assets from operations             -               -
                                                       ----------      ----------
Contract owner transactions:
   Proceeds from units sold                                   -               -
   Cost of units redeemed                                     -               -
                                                       ----------      ----------
   Increase (decrease)                                        -               -
                                                       ----------      ----------
Net increase (decrease)                                       -               -
Net assets, beginning                                         -               -
                                                       ----------      ----------
Net assets, ending                                     $      -        $      -
                                                       ==========      ==========
Units sold                                                    -               -
Units redeemed                                                -               -
                                                       ----------      ----------
Net increase (decrease)                                       -               -
Units outstanding, beginning                                  -               -
                                                       ----------      ----------
Units outstanding, ending                                     -               -
                                                       ==========      ==========

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                 $         -
Cost of units redeemed                                             -
Net investment income (loss)                                       -
Net realized gain (loss)                                           -
Realized gain distributions                                        -
Net change in unrealized appreciation (depreciation)               -
                                                         -------------
                                                         $         -
                                                         =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     0.52           -     $      -            1.25%         -47.5%
12/31/07           1.00           -            -            1.25%          -4.2%
12/31/06           1.04           -            -            1.25%           4.3%
10/23/06           1.00           -            -            1.25%           0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     0.53           -     $      -            1.00%         -47.3%
12/31/07           1.00           -            -            1.00%          -4.0%
12/31/06           1.04           -            -            1.00%           4.3%
10/23/06           1.00           -            -            1.00%           0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     0.53           -     $      -            0.75%         -47.2%
12/31/07           1.00           -            -            0.75%          -3.7%
12/31/06           1.04           -            -            0.75%           4.4%
10/23/06           1.00           -            -            0.75%           0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     0.53           -     $      -            0.50%         -47.1%
12/31/07           1.01           -            -            0.50%          -3.5%
12/31/06           1.04           -            -            0.50%           4.4%
10/23/06           1.00           -            -            0.50%           0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     0.54           -     $      -            0.25%         -47.0%
12/31/07           1.01           -            -            0.25%          -3.3%
12/31/06           1.04           -            -            0.25%           4.5%
10/23/06           1.00           -            -            0.25%           0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     0.54           -     $      -            0.00%         -46.8%
12/31/07           1.01           -            -            0.00%          -3.0%
12/31/06           1.05           -            -            0.00%           4.5%
10/23/06           1.00           -            -            0.00%           0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008      2007       2006
0.0%      0.0%       0.0%

                             AUL American Unit Trust
                                  Frank Russell
                                    Equity I

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of      Mutual Fund
                                        at Value     Investments           Shares
                                     -----------     -----------     ------------
Investments                          $   132,730     $   214,865            6,978
Receivables: investments sold                -       ===========     ============
Payables: investments purchased              -
                                     -----------
Net assets                           $   132,730
                                     ===========

                                                           Units     Accumulation
                                     Net Assets      Outstanding       Unit Value
                                     -----------     -----------     ------------
Band 125                             $   132,730         192,654     $       0.69
Band 100                                     -               -               0.69
Band 75                                      -               -               0.70
Band 50                                      -               -               0.70
Band 25                                      -               -               0.71
Band 0                                       -               -               0.72
                                     -----------     -----------
Total                                $   132,730         192,654
                                     ===========     ===========

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                          $      2,060
   Mortality & expense charges                                    (1,812)
                                                            ------------
   Net investment income (loss)                                      248
                                                            ------------
Gain (loss) on investments:
   Net realized gain (loss)                                      (16,337)
   Realized gain distributions                                       -
   Net change in unrealized appreciation (depreciation)          (82,135)
                                                            ------------
   Net gain (loss)                                               (98,472)
                                                            ------------
Increase (decrease) in net assets from operations           $    (98,224)
                                                            ============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       Year ended      Year ended
                                                       12/31/2008      12/31/2007
                                                       ----------      ----------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                        $      248      $      -
   Net realized gain (loss)                               (16,337)            -
   Realized gain distributions                                -               -
   Net change in unrealized appreciation
   (depreciation)                                         (82,135)            -
                                                       ----------      ----------
Increase (decrease) in net assets from operations         (98,224)            -
                                                       ----------      ----------
Contract owner transactions:
  Proceeds from units sold                                274,298             -
  Cost of units redeemed                                  (43,344)            -
                                                       ----------      ----------
  Increase (decrease)                                     230,954             -
                                                       ----------      ----------
Net increase (decrease)                                   132,730             -
Net assets, beginning                                         -               -
                                                       ----------      ----------
Net assets, ending                                     $  132,730      $      -
                                                       ==========      ==========
Units sold                                                254,965             -
Units redeemed                                            (62,311)            -
                                                       ----------      ----------
Net increase (decrease)                                   192,654             -
Units outstanding, beginning                                  -               -
                                                       ----------      ----------
Units outstanding, ending                                 192,654             -
                                                       ==========      ==========

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                 $     274,298
Cost of units redeemed                                         (43,344)
Net investment income (loss)                                       248
Net realized gain (loss)                                       (16,337)
Realized gain distributions                                        -
Net change in unrealized appreciation (depreciation)           (82,135)
                                                         -------------
                                                         $     132,730
                                                         =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     0.69           193   $      133          1.25%         -42.7%
12/31/07           1.20           -            -            1.25%           9.0%
12/31/06           1.10           -            -            1.25%          10.2%
01/03/06           1.00           -            -            1.25%           0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     0.69           -     $      -            1.00%         -42.5%
12/31/07           1.21           -            -            1.00%           9.3%
12/31/06           1.10           -            -            1.00%          10.4%
01/03/06           1.00           -            -            1.00%           0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     0.70           -     $      -            0.75%         -42.4%
12/31/07           1.21           -            -            0.75%           9.6%
12/31/06           1.11           -            -            0.75%          10.7%
01/03/06           1.00           -            -            0.75%           0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     0.70           -     $      -            0.50%         -42.2%
12/31/07           1.22           -            -            0.50%           9.9%
12/31/06           1.11           -            -            0.50%          11.0%
01/03/06           1.00           -            -            0.50%           0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     0.71           -     $      -            0.25%         -42.1%
12/31/07           1.23           -            -            0.25%          10.1%
12/31/06           1.11           -            -            0.25%          11.3%
01/03/06           1.00           -            -            0.25%           0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     0.72           -     $      -            0.00%         -41.9%
12/31/07           1.23           -            -            0.00%          10.4%
12/31/06           1.12           -            -            0.00%          11.5%
01/03/06           1.00           -            -            0.00%           0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008      2007       2006
3.1%      0.0%       0.0%

                             AUL American Unit Trust
                                  Frank Russell
                              Equity II (unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of      Mutual Fund
                                        at Value     Investments           Shares
                                     -----------     -----------     ------------
Investments                          $       -       $       -                -
Receivables: investments sold                -       ===========     ===========
Payables: investments purchased              -
                                     -----------
Net assets                           $       -
                                     ===========

                                                           Units     Accumulation
                                      Net Assets     Outstanding       Unit Value
                                     -----------     -----------     ------------
Band 125                             $       -               -       $       0.64
Band 100                                     -               -               0.65
Band 75                                      -               -               0.65
Band 50                                      -               -               0.66
Band 25                                      -               -               0.66
Band 0                                       -               -               0.67
                                     -----------     -----------
Total                                $       -               -
                                     ===========     ===========

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                          $        -
   Mortality & expense charges                                       -
                                                            ------------
   Net investment income (loss)                                      -
                                                            ------------
Gain (loss) on investments:
   Net realized gain (loss)                                          -
   Realized gain distributions                                       -
   Net change in unrealized appreciation (depreciation)              -
                                                            ------------
   Net gain (loss)                                                   -
                                                            ------------
Increase (decrease) in net assets from operations           $        -
                                                            ============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       Year ended      Year ended
                                                       12/31/2008      12/31/2007
                                                       ----------      ----------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                        $      -        $      -
   Net realized gain (loss)                                   -               -
   Realized gain distributions                                -               -
   Net change in unrealized appreciation
   (depreciation)                                             -               -
                                                       ----------      ----------
Increase (decrease) in net assets from operations             -               -
                                                       ----------      ----------
Contract owner transactions:
   Proceeds from units sold                                   -               -
   Cost of units redeemed                                     -               -
                                                       ----------      ----------
   Increase (decrease)                                        -               -
                                                       ----------      ----------
Net increase (decrease)                                       -               -
Net assets, beginning                                         -               -
                                                       ----------      ----------
Net assets, ending                                     $      -        $      -
                                                       ==========      ==========
Units sold                                                    -               -
Units redeemed                                                -               -
                                                       ----------      ----------
Net increase (decrease)                                       -               -
Units outstanding, beginning                                  -               -
                                                       ----------      ----------
Units outstanding, ending                                     -               -
                                                       ==========      ==========

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                 $         -
Cost of units redeemed                                             -
Net investment income (loss)                                       -
Net realized gain (loss)                                           -
Realized gain distributions                                        -
Net change in unrealized appreciation (depreciation)               -
                                                         -------------
                                                         $         -
                                                         =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     0.64           -     $      -            1.25%         -44.6%
12/31/07           1.16           -            -            1.25%           3.2%
12/31/06           1.13           -            -            1.25%          12.6%
01/03/06           1.00           -            -            1.25%           0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08    $   0.65              -     $      -            1.00%         -44.5%
12/31/07        1.17              -            -            1.00%           3.5%
12/31/06        1.13              -            -            1.00%          12.9%
01/03/06        1.00              -            -            1.00%           0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     0.65           -     $      -            0.75%         -44.4%
12/31/07           1.17           -            -            0.75%           3.8%
12/31/06           1.13           -            -            0.75%          13.2%
01/03/06           1.00           -            -            0.75%           0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     0.66           -     $      -            0.50%         -44.2%
12/31/07           1.18           -            -            0.50%           4.0%
12/31/06           1.13           -            -            0.50%          13.5%
01/03/06           1.00           -            -            0.50%           0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     0.66           -     $      -            0.25%          -44.1%
12/31/07           1.19           -            -            0.25%            4.3%
12/31/06           1.14           -            -            0.25%           13.7%
01/03/06           1.00           -            -            0.25%            0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     0.67           -     $      -            0.00%         -43.9%
12/31/07           1.19           -            -            0.00%           4.5%
12/31/06           1.14           -            -            0.00%          14.0%
01/03/06           1.00           -            -            0.00%           0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008      2007       2006
0.0%      0.0%       0.0%

                             AUL American Unit Trust
                                  Frank Russell
                              Equity Q (unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of      Mutual Fund
                                        at Value     Investments           Shares
                                     -----------     -----------     ------------
Investments                          $       -       $       -                -
Receivables: investments sold                -       ===========     ============
Payables: investments purchased              -
                                     -----------
Net assets                           $       -
                                     ===========

                                                           Units     Accumulation
                                      Net Assets     Outstanding       Unit Value
                                     -----------     -----------     ------------
Band 125                             $       -               -       $       0.69
Band 100                                     -               -               0.69
Band 75                                      -               -               0.70
Band 50                                      -               -               0.70
Band 25                                      -               -               0.71
Band 0                                       -               -               0.71
                                     -----------     -----------
Total                                $       -               -
                                     ===========     ===========

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                          $        -
   Mortality & expense charges                                       -
                                                            ------------
   Net investment income (loss)                                      -
                                                            ------------
Gain (loss) on investments:
   Net realized gain (loss)                                          -
   Realized gain distributions                                       -
   Net change in unrealized appreciation (depreciation)              -
                                                            ------------
   Net gain (loss)                                                   -
                                                            ------------
Increase (decrease) in net assets from operations           $        -
                                                            ============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       Year ended      Year ended
                                                       12/31/2008      12/31/2007
                                                       ----------      ----------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                        $      -        $      -
   Net realized gain (loss)                                   -               -
   Realized gain distributions                                -               -
   Net change in unrealized appreciation
   (depreciation)                                             -               -
                                                       ----------      ----------
Increase (decrease) in net assets from operations             -               -
                                                       ----------      ----------
Contract owner transactions:
   Proceeds from units sold                                   -               -
   Cost of units redeemed                                     -               -
                                                       ----------      ----------
   Increase (decrease)                                        -               -
                                                       ----------      ----------
Net increase (decrease)                                       -               -
Net assets, beginning                                         -               -
                                                       ----------      ----------
Net assets, ending                                     $      -        $      -
                                                       ==========      ==========
Units sold                                                    -               -
Units redeemed                                                -               -
                                                       ----------      ----------
Net increase (decrease)                                       -               -
Units outstanding, beginning                                  -               -
                                                       ----------      ----------
Units outstanding, ending                                     -               -
                                                       ==========      ==========

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                 $          -
Cost of units redeemed                                              -
Net investment income (loss)                                        -
Net realized gain (loss)                                            -
Realized gain distributions                                         -
Net change in unrealized appreciation (depreciation)                -
                                                         -------------
                                                         $          -
                                                         =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     0.69           -     $      -            1.25%         -38.3%
12/31/07           1.11           -            -            1.25%           1.2%
12/31/06           1.10           -            -            1.25%          10.1%
01/03/06           1.00           -            -            1.25%           0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     0.70           -     $      -            0.50%         -37.8%
12/31/07           1.13           -            -            0.50%           2.0%
12/31/06           1.11           -            -            0.50%          10.9%
01/03/06           1.00           -            -            0.50%           0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     0.69           -     $      -            1.00%         -38.2%
12/31/07           1.12           -            -            1.00%           1.5%
12/31/06           1.10           -            -            1.00%          10.4%
01/03/06           1.00           -            -            1.00%           0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     0.71           -     $      -            0.25%         -37.7%
12/31/07           1.14           -            -            0.25%           2.2%
12/31/06           1.11           -            -            0.25%          11.2%
01/03/06           1.00           -            -            0.25%           0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     0.70           -     $      -            0.75%         -38.0%
12/31/07           1.13           -            -            0.75%           1.7%
12/31/06           1.11           -            -            0.75%          10.7%
01/03/06           1.00           -            -            0.75%           0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     0.71           -      $     -            0.00%         -37.5%
12/31/07           1.14           -            -            0.00%           2.5%
12/31/06           1.11           -            -            0.00%          11.5%
01/03/06           1.00           -            -            0.00%           0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008      2007       2006
0.0%      0.0%       0.0%

                             AUL American Unit Trust
                                  Frank Russell
                            International (unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of      Mutual Fund
                                        at Value     Investments           Shares
                                     -----------     -----------     ------------
Investments                          $       -       $       -                -
Receivables: investments sold                -       ===========     ============
Payables: investments purchased              -
                                     -----------
Net assets                           $       -
                                     ===========

                                                           Units     Accumulation
                                      Net Assets     Outstanding       Unit Value
                                     -----------     -----------     ------------
Band 125                             $       -               -       $       0.73
Band 100                                     -               -               0.74
Band 75                                      -               -               0.74
Band 50                                      -               -               0.75
Band 25                                      -               -               0.75
Band 0                                       -               -               0.76
                                     -----------     -----------
Total                                $       -               -
                                     ===========     ===========

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                          $        -
   Mortality & expense charges                                       -
                                                            ------------
   Net investment income (loss)                                      -
                                                            ------------
Gain (loss) on investments:
   Net realized gain (loss)                                          -
   Realized gain distributions                                       -
   Net change in unrealized appreciation (depreciation)              -
                                                            ------------
   Net gain (loss)                                                   -
                                                            ------------

Increase (decrease) in net assets from operations           $        -
                                                            ============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       Year ended      Year ended
                                                       12/31/2008      12/31/2007
                                                       ----------      ----------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                        $      -        $      -
   Net realized gain (loss)                                   -               -
   Realized gain distributions                                -               -
   Net change in unrealized appreciation
   (depreciation)                                             -               -
                                                       ----------      ----------
Increase (decrease) in net assets from operations             -               -
                                                       ----------      ----------
Contract owner transactions:
   Proceeds from units sold                                   -               -
   Cost of units redeemed                                     -               -
                                                       ----------      ----------
   Increase (decrease)                                        -               -
                                                       ----------      ----------
Net increase (decrease)                                       -               -
Net assets, beginning                                         -               -
                                                       ----------      ----------
Net assets, ending                                     $      -        $      -
                                                       ==========      ==========
Units sold                                                    -               -
Units redeemed                                                -               -
                                                       ----------      ----------
Net increase (decrease)                                       -               -
Units outstanding, beginning                                  -               -
                                                       ----------      ----------
Units outstanding, ending                                     -               -
                                                       ==========      ==========

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                 $        -
Cost of units redeemed                                            -
Net investment income (loss)                                      -
Net realized gain (loss)                                          -
Realized gain distributions                                       -
Net change in unrealized appreciation (depreciation)              -
                                                         -------------
                                                         $        -
                                                         =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     0.73           -     $      -            1.25%         -45.4%
12/31/07           1.34           -            -            1.25%          11.2%
12/31/06           1.20           -            -            1.25%          20.2%
01/03/06           1.00           -            -            1.25%           0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     0.74           -     $      -            1.00%         -45.2%
12/31/07           1.34           -            -            1.00%          11.5%
12/31/06           1.21           -            -            1.00%          20.5%
01/03/06           1.00           -            -            1.00%           0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     0.74           -     $      -            0.75%         -45.1%
12/31/07           1.35           -            -            0.75%          11.8%
12/31/06           1.21           -            -            0.75%          20.8%
01/03/06           1.00           -            -            0.75%           0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     0.75           -     $      -            0.50%         -45.0%
12/31/07           1.36           -            -            0.50%          12.1%
12/31/06           1.21           -            -            0.50%          21.1%
01/03/06           1.00           -            -            0.50%           0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     0.75           -     $      -            0.25%         -44.8%
12/31/07           1.36           -            -            0.25%          12.4%
12/31/06           1.21           -            -            0.25%          21.4%
01/03/06           1.00           -            -            0.25%           0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     0.76           -     $      -            0.00%         -44.7%
12/31/07           1.37           -            -            0.00%          12.6%
12/31/06           1.22           -            -            0.00%          21.7%
01/03/06           1.00           -            -            0.00%           0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007       2006
0.0%       0.0%       0.0%

                             AUL American Unit Trust
                                  Frank Russell
                   Lifepoint Aggressive (Class E) (unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of      Mutual Fund
                                        at Value     Investments           Shares
                                     -----------     -----------     ------------
Investments                          $       -       $       -                -
Receivables: investments sold                -       ===========     ============
Payables: investments purchased              -
                                     -----------
Net assets                           $       -
                                     ===========

                                                           Units     Accumulation
                                      Net Assets     Outstanding       Unit Value
                                     -----------     -----------     ------------
Band 125                             $       -               -       $       0.75
Band 100                                     -               -               0.75
Band 75                                      -               -               0.76
Band 50                                      -               -               0.77
Band 25                                      -               -               0.77
Band 0                                       -               -               0.78
                                     -----------     -----------
Total                                $       -               -
                                     ===========     ===========

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                          $        -
   Mortality & expense charges                                       -
                                                            ------------
   Net investment income (loss)                                      -
                                                            ------------
Gain (loss) on investments:
   Net realized gain (loss)                                          -
   Realized gain distributions                                       -
   Net change in unrealized appreciation (depreciation)              -
                                                            ------------
   Net gain (loss)                                                   -
                                                            ------------
Increase (decrease) in net assets from operations           $        -
                                                            ============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       Year ended      Year ended
                                                       12/31/2008      12/31/2007
                                                       ----------      ----------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                        $      -        $      -
   Net realized gain (loss)                                   -               -
   Realized gain distributions                                -               -
   Net change in unrealized appreciation
   (depreciation)                                             -               -
                                                       ----------      ----------
Increase (decrease) in net assets from operations             -               -
                                                       ----------      ----------
Contract owner transactions:
   Proceeds from units sold                                   -               -
   Cost of units redeemed                                     -               -
                                                       ----------      ----------
   Increase (decrease)                                        -               -
                                                       ----------      ----------
Net increase (decrease)                                       -               -
Net assets, beginning                                         -               -
                                                       ----------      ----------
Net assets, ending                                     $      -        $      -
                                                       ==========      ==========
Units sold                                                    -               -
Units redeemed                                                -               -
                                                       ----------      ----------
Net increase (decrease)                                       -               -
Units outstanding, beginning                                  -               -
                                                       ----------      ----------
Units outstanding, ending                                     -               -
                                                       ==========      ==========

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                 $         -
Cost of units redeemed                                             -
Net investment income (loss)                                       -
Net realized gain (loss)                                           -
Realized gain distributions                                        -
Net change in unrealized appreciation (depreciation)               -
                                                         -------------
                                                         $         -
                                                         =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     0.75           -     $      -            1.25%         -36.9%
12/31/07           1.19           -            -            1.25%           5.7%
12/31/06           1.12           -            -            1.25%          12.3%
01/03/06           1.00           -            -            1.25%           0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     0.75           -     $      -            1.00%          -36.8%
12/31/07           1.19           -            -            1.00%            6.0%
12/31/06           1.13           -            -            1.00%           12.6%
01/03/06           1.00           -            -            1.00%            0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     0.76           -     $      -            0.75%         -36.6%
12/31/07           1.20           -            -            0.75%           6.2%
12/31/06           1.13           -            -            0.75%          12.8%
01/03/06           1.00           -            -            0.75%           0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     0.77           -     $      -            0.50%         -36.5%
12/31/07           1.20           -            -            0.50%           6.5%
12/31/06           1.13           -            -            0.50%          13.1%
01/03/06           1.00           -            -            0.50%           0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     0.77           -     $      -            0.25%         -36.3%
12/31/07           1.21           -            -            0.25%           6.8%
12/31/06           1.13           -            -            0.25%          13.4%
01/03/06           1.00           -            -            0.25%           0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $   0.78             -     $      -            0.00%         -36.1%
12/31/07         1.22             -            -            0.00%           7.0%
12/31/06         1.14             -            -            0.00%          13.7%
01/03/06         1.00             -            -            0.00%           0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007       2006
0.0%       0.0%       0.0%

                             AUL American Unit Trust
                                  Frank Russell
                    Lifepoint Balanced (Class E) (unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of      Mutual Fund
                                        at Value     Investments           Shares
                                     -----------     -----------     ------------
Investments                          $       -       $       -                -
Receivables: investments sold                -       ===========     ============
Payables: investments purchased              -
                                     -----------
Net assets                           $       -
                                     ===========

                                                           Units     Accumulation
                                      Net Assets     Outstanding       Unit Value
                                     -----------     -----------     ------------
Band 125                             $       -               -       $       0.80
Band 100                                     -               -               0.81
Band 75                                      -               -               0.81
Band 50                                      -               -               0.82
Band 25                                      -               -               0.83
Band 0                                       -               -               0.83
                                     -----------     -----------
Total                                $       -               -
                                     ===========     ===========

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                          $        -
   Mortality & expense charges                                       -
                                                            ------------
   Net investment income (loss)                                      -
                                                            ------------
Gain (loss) on investments:
   Net realized gain (loss)                                          -
   Realized gain distributions                                       -
   Net change in unrealized appreciation (depreciation)              -
                                                            ------------
   Net gain (loss)                                                   -
                                                            ------------
Increase (decrease) in net assets from operations           $        -
                                                            ============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       Year ended      Year ended
                                                       12/31/2008      12/31/2007
                                                       ----------      ----------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                        $      -         $      -
   Net realized gain (loss)                                   -                -
   Realized gain distributions                                -                -
   Net change in unrealized appreciation
   (depreciation)                                             -                -
                                                       ----------      ----------
Increase (decrease) in net assets from operations             -                -
                                                       ----------      ----------
Contract owner transactions:
   Proceeds from units sold                                   -                -
   Cost of units redeemed                                     -                -
                                                       ----------      ----------
   Increase (decrease)                                        -                -
                                                       ----------      ----------
Net increase (decrease)                                       -                -
Net assets, beginning                                         -                -
                                                       ----------      ----------
Net assets, ending                                     $      -         $      -
                                                       ==========      ==========
Units sold                                                    -                -
Units redeemed                                                -                -
                                                       ----------      ----------
Net increase (decrease)                                       -                -
Units outstanding, beginning                                  -                -
                                                       ----------      ----------
Units outstanding, ending                                     -                -
                                                       ==========      ==========

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                 $         -
Cost of units redeemed                                             -
Net investment income (loss)                                       -
Net realized gain (loss)                                           -
Realized gain distributions                                        -
Net change in unrealized appreciation (depreciation)               -
                                                         -------------
                                                         $         -
                                                         =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     0.80           -     $      -            1.25%         -30.8%
12/31/07           1.16           -            -            1.25%           5.4%
12/31/06           1.10           -            -            1.25%          10.0%
01/03/06           1.00           -            -            1.25%           0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     0.81           -     $      -            1.00%         -30.6%
12/31/07           1.17           -            -            1.00%           5.7%
12/31/06           1.10           -            -            1.00%          10.3%
01/03/06           1.00           -            -            1.00%           0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     0.81           -     $      -            0.75%         -30.4%
12/31/07           1.17           -            -            0.75%           6.0%
12/31/06           1.11           -            -            0.75%          10.5%
01/03/06           1.00           -            -            0.75%           0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     0.82           -     $      -            0.50%         -30.3%
12/31/07           1.18           -            -            0.50%           6.2%
12/31/06           1.11           -            -            0.50%          10.8%
01/03/06           1.00           -            -            0.50%           0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     0.83           -     $      -            0.25%         -30.1%
12/31/07           1.18           -            -            0.25%           6.5%
12/31/06           1.11           -            -            0.25%          11.1%
01/03/06           1.00           -            -            0.25%           0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     0.83           -     $      -            0.00%         -29.9%
12/31/07           1.19           -            -            0.00%           6.8%
12/31/06           1.11           -            -            0.00%          11.4%
01/03/06           1.00           -            -            0.00%           0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007       2006
0.0%       0.0%       0.0%

                             AUL American Unit Trust
                                  Frank Russell
                Lifepoint Equity Aggressive (Class E) (unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of      Mutual Fund
                                        at Value     Investments           Shares
                                     -----------     -----------     ------------
Investments                          $       -       $       -                -
Receivables: investments sold                -       ===========     ============
Payables: investments purchased              -
                                     -----------
Net assets                           $       -
                                     ===========

                                                           Units     Accumulation
                                      Net Assets     Outstanding       Unit Value
                                     -----------     -----------     ------------
Band 125                             $       -              -        $       0.70
Band 100                                     -              -                0.70
Band 75                                      -              -                0.71
Band 50                                      -              -                0.71
Band 25                                      -              -                0.72
Band 0                                       -              -                0.72
                                     -----------     ------------
Total                                $       -              -
                                     ===========     ============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                          $        -
   Mortality & expense charges                                       -
                                                            ------------
   Net investment income (loss)                                      -

Gain (loss) on investments:
   Net realized gain (loss)                                          -
   Realized gain distributions                                       -
   Net change in unrealized appreciation (depreciation)              -
                                                            ------------
   Net gain (loss)                                                   -
                                                            ------------
Increase (decrease) in net assets from operations           $        -
                                                            ============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       Year ended      Year ended
                                                       12/31/2008      12/31/2007
                                                       ----------      ----------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                        $      -        $      -
   Net realized gain (loss)                                   -               -
   Realized gain distributions                                -               -
   Net change in unrealized appreciation
   (depreciation)                                             -               -
                                                       ----------      ----------
Increase (decrease) in net assets from operations             -               -
                                                       ----------      ----------
Contract owner transactions:
   Proceeds from units sold                                   -               -
   Cost of units redeemed                                     -               -
                                                       ----------      ----------
   Increase (decrease)                                        -               -
                                                       ----------      ----------
Net increase (decrease)                                       -               -
Net assets, beginning                                         -               -
                                                       ----------      ----------
Net assets, ending                                     $      -        $      -
                                                       ==========      ==========
Units sold                                                    -               -
Units redeemed                                                -               -
                                                       ----------      ----------
Net increase (decrease)                                       -               -
Units outstanding, beginning                                  -               -
                                                       ----------      ----------
Units outstanding, ending                                     -               -
                                                       ==========      ==========

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                 $         -
Cost of units redeemed                                             -
Net investment income (loss)                                       -
Net realized gain (loss)                                           -
Realized gain distributions                                        -
Net change in unrealized appreciation (depreciation)               -
                                                         -------------
                                                         $         -
                                                         =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     0.70           -     $      -            1.25%         -42.8%
12/31/07           1.22           -            -            1.25%           6.0%
12/31/06           1.15           -            -            1.25%          14.8%
01/03/06           1.00           -            -            1.25%           0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $   0.70             -     $     -             1.00%         -42.6%
12/31/07         1.22             -           -             1.00%           6.3%
12/31/06         1.15             -           -             1.00%          15.1%
01/03/06         1.00             -           -             1.00%           0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     0.71           -     $      -            0.75%         -42.5%
12/31/07           1.23           -            -            0.75%           6.6%
12/31/06           1.15           -            -            0.75%          15.4%
01/03/06           1.00           -            -            0.75%           0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     0.71           -     $      -            0.50%         -42.4%
12/31/07           1.24           -            -            0.50%           6.8%
12/31/06           1.16           -            -            0.50%          15.7%
01/03/06           1.00           -            -            0.50%           0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     0.72           -     $      -            0.25%          -42.2%
12/31/07           1.24           -            -            0.25%            7.1%
12/31/06           1.16           -            -            0.25%           16.0%
01/03/06           1.00           -            -            0.25%            0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     0.72           -     $      -            0.00%         -42.1%
12/31/07           1.25           -            -            0.00%           7.4%
12/31/06           1.16           -            -            0.00%          16.2%
01/03/06           1.00           -            -            0.00%           0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007       2006
0.0%       0.0%       0.0%

                       AUL American Unit Trust
                            Frank Russell
               Lifepoint Moderate (Class E) (unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of      Mutual Fund
                                        at Value     Investments           Shares
                                     -----------     -----------     ------------
Investments                          $       -       $       -                -
Receivables: investments sold                -       ===========     ============
Payables: investments purchased              -
                                     -----------
Net assets                           $       -
                                     ===========

                                                           Units     Accumulation
                                      Net Assets     Outstanding       Unit Value
                                     -----------     -----------     ------------
Band 125                             $       -               -       $       0.85
Band 100                                     -               -               0.86
Band 75                                      -               -               0.86
Band 50                                      -               -               0.87
Band 25                                      -               -               0.88
Band 0                                       -               -               0.88
                                     -----------     -----------
Total                                $       -               -
                                     ===========     ===========

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                          $        -
   Mortality & expense charges                                       -
                                                            ------------
   Net investment income (loss)                                      -
                                                            ------------
Gain (loss) on investments:
   Net realized gain (loss)                                          -
   Realized gain distributions                                       -
   Net change in unrealized appreciation (depreciation)              -
                                                            ------------
   Net gain (loss)                                                   -
                                                            ------------
Increase (decrease) in net assets from operations           $        -
                                                            ============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       Year ended      Year ended
                                                       12/31/2008      12/31/2007
                                                       ----------      ----------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                        $      -        $      -
   Net realized gain (loss)                                   -               -
   Realized gain distributions                                -               -
   Net change in unrealized appreciation
   (depreciation)                                             -               -
                                                       ----------      ----------
Increase (decrease) in net assets from operations             -               -
                                                       ----------      ----------
Contract owner transactions:
   Proceeds from units sold                                   -               -
   Cost of units redeemed                                     -               -
                                                       ----------      ----------
   Increase (decrease)                                        -               -
                                                       ----------      ----------
Net increase (decrease)                                       -               -
Net assets, beginning                                         -               -
                                                       ----------      ----------
Net assets, ending                                     $      -        $      -
                                                       ==========      ==========
Units sold                                                    -               -
Units redeemed                                                -               -
                                                       ----------      ----------
Net increase (decrease)                                       -               -
Units outstanding, beginning                                  -               -
                                                       ----------      ----------
Units outstanding, ending                                     -               -
                                                       ==========      ==========

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                 $         -
Cost of units redeemed                                             -
Net investment income (loss)                                       -
Net realized gain (loss)                                           -
Realized gain distributions                                        -
Net change in unrealized appreciation (depreciation)               -
                                                         -------------
                                                         $         -
                                                         =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     0.85           -     $      -            1.25%         -24.6%
12/31/07           1.13           -            -            1.25%           5.1%
12/31/06           1.07           -            -            1.25%           7.3%
01/03/06           1.00           -            -            1.25%           0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     0.86           -     $      -            1.00%         -24.4%
12/31/07           1.13           -            -            1.00%           5.4%
12/31/06           1.08           -            -            1.00%           7.5%
01/03/06           1.00           -            -            1.00%           0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     0.86           -     $      -            0.75%         -24.2%
12/31/07           1.14           -            -            0.75%           5.6%
12/31/06           1.08           -            -            0.75%           7.8%
01/03/06           1.00           -            -            0.75%           0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     0.87           -     $      -            0.50%         -24.0%
12/31/07           1.14           -            -            0.50%           5.9%
12/31/06           1.08           -            -            0.50%           8.1%
01/03/06           1.00           -            -            0.50%           0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     0.88           -     $      -            0.25%         -23.8%
12/31/07           1.15           -            -            0.25%           6.2%
12/31/06           1.08           -            -            0.25%           8.3%
01/03/06           1.00           -            -            0.25%           0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/08     $     0.88           -     $      -            0.00%         -23.6%
12/31/07           1.16           -            -            0.00%           6.4%
12/31/06           1.09           -            -            0.00%           8.6%
01/03/06           1.00           -            -            0.00%           0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007       2006
0.0%       0.0%       0.0%

                             AUL American Unit Trust
                                  Frank Russell
                  Lifepoint Conservative (Class E) (unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $          -    $          -               -
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $          -
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $          -               -    $         0.91
Band 100                                     -               -              0.92
Band 75                                      -               -              0.92
Band 50                                      -               -              0.93
Band 25                                      -               -              0.94
Band 0                                       -               -              0.94
                                  --------------  --------------
Total                             $          -               -
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $          -
  Mortality & expense charges                                                -
                                                                  --------------
  Net investment income (loss)                                               -
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                   -
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                       -
                                                                  --------------
  Net gain (loss)                                                            -
                                                                  --------------
Increase (decrease) in net assets from operations                 $          -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                Year ended         Year ended
                                                                12/31/2008         12/31/2007
                                                            --------------     --------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $          -       $          -
  Net realized gain (loss)                                             -                  -
  Realized gain distributions                                          -                  -
  Net change in unrealized appreciation (depreciation)                 -                  -
                                                            --------------     --------------
Increase (decrease) in net assets from operations                      -                  -
                                                            --------------     --------------
Contract owner transactions:
  Proceeds from units sold                                             -                  -
  Cost of units redeemed                                               -                  -
                                                            --------------     --------------
  Increase (decrease)                                                  -                  -
                                                            --------------     --------------
Net increase (decrease)                                                -                  -
Net assets, beginning                                                  -                  -
                                                            --------------     --------------
Net assets, ending                                          $          -       $          -
                                                            ==============     ==============
Units sold                                                             -                  -
Units redeemed                                                         -
                                                            --------------     --------------
Net increase (decrease)                                                -                  -
Units outstanding, beginning                                           -                  -
                                                            --------------     --------------
Units outstanding, ending                                              -                  -
                                                            ==============     ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                          $          -
Cost of units redeemed                                                       -
Net investment income (loss)                                                 -
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                                  --------------
                                                                  $          -
                                                                  ==============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.91           -     $      -             1.25%          -16.5%
12/31/07         1.09           -            -             1.25%            4.2%
12/31/06         1.05           -            -             1.25%            4.5%
01/03/06         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.92           -     $      -             1.00%          -16.2%
12/31/07         1.09           -            -             1.00%            4.4%
12/31/06         1.05           -            -             1.00%            4.8%
01/03/06         1.00           -            -             1.00%            0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.92           -     $      -             0.75%          -16.0%
12/31/07         1.10           -            -             0.75%            4.7%
12/31/06         1.05           -            -             0.75%            5.0%
01/03/06         1.00           -            -             0.75%            0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.93           -     $      -             0.50%          -15.8%
12/31/07         1.10           -            -             0.50%            5.0%
12/31/06         1.05           -            -             0.50%            5.3%
01/03/06         1.00           -            -             0.50%            0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.94           -     $      -             0.25%          -15.6%
12/31/07         1.11           -            -             0.25%            5.2%
12/31/06         1.06           -            -             0.25%            5.5%
01/03/06         1.00           -            -             0.25%            0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.94           -     $      -             0.00%          -15.4%
12/31/07         1.12           -            -             0.00%            5.5%
12/31/06         1.06           -            -             0.00%            5.8%
01/03/06         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008        2007          2006
0.0%        0.0%          0.0%

                             AUL American Unit Trust
                                  Frank Russell
                       Lifepoints 2010 Strategy (Class R2)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    2,022,633  $    2,390,109         243,397
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $    2,022,633
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $    2,022,633       2,558,051  $         0.79
Band 100                                     -               -              0.79
Band 75                                      -               -              0.80
Band 50                                      -               -              0.80
Band 25                                      -               -              0.80
Band 0                                       -               -              0.81
                                  --------------  --------------
Total                             $    2,022,633       2,558,051
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $       50,266
  Mortality & expense charges                                            (19,892)
                                                                  --------------
  Net investment income (loss)                                            30,374
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                               (80,480)
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                  (329,945)
                                                                  --------------
  Net gain (loss)                                                       (410,425)
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (380,051)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                               For the period
                                                                Year ended       from 5/24/07
                                                                12/31/2008        to 12/31/07
                                                            --------------     --------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $       30,374     $       41,294
  Net realized gain (loss)                                         (80,480)            (3,817)
  Realized gain distributions                                          -               13,751
  Net change in unrealized appreciation (depreciation)            (329,945)           (37,531)
                                                            --------------     --------------
Increase (decrease) in net assets from operations                 (380,051)            13,697
                                                            --------------     --------------
Contract owner transactions:
  Proceeds from units sold                                       1,261,491          1,941,937
  Cost of units redeemed                                          (700,767)          (113,674)
                                                            --------------     --------------
  Increase (decrease)                                              560,724          1,828,263
                                                            --------------     --------------
Net increase (decrease)                                            180,673          1,841,960
Net assets, beginning                                            1,841,960                -
                                                            --------------     --------------
Net assets, ending                                          $    2,022,633     $    1,841,960
                                                            ==============     ==============
Units sold                                                       1,938,878          1,913,737
Units redeemed                                                  (1,182,942)          (111,622)
                                                            --------------     --------------
Net increase (decrease)                                            755,936          1,802,115
Units outstanding, beginning                                     1,802,115                -
                                                            --------------     --------------
Units outstanding, ending                                        2,558,051          1,802,115
                                                            ==============     ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                          $    3,203,428
Cost of units redeemed                                                  (814,441)
Net investment income (loss)                                              71,668
Net realized gain (loss)                                                 (84,297)
Realized gain distributions                                               13,751
Net change in unrealized appreciation (depreciation)                    (367,476)
                                                                  --------------
                                                                  $    2,022,633
                                                                  ==============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.79         2,558   $    2,023           1.25%          -22.6%
12/31/07         1.02         1,802        1,842           1.25%            2.2%
05/24/07         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.79           -     $      -             1.00%          -22.4%
12/31/07         1.02           -            -             1.00%            2.4%
05/24/07         1.00           -            -             1.00%            0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.80           -     $      -             0.75%          -22.3%
12/31/07         1.03           -            -             0.75%            2.5%
05/24/07         1.00           -            -             0.75%            0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.80           -     $      -             0.50%          -22.1%
12/31/07         1.03           -            -             0.50%            2.7%
05/24/07         1.00           -            -             0.50%            0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.80           -     $      -             0.25%          -21.9%
12/31/07         1.03           -            -             0.25%            2.8%
05/24/07         1.00           -            -             0.25%            0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.81           -     $      -             0.00%          -21.7%
12/31/07         1.03           -            -             0.00%            3.0%
05/24/07         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008        2007
2.6%        4.6%

                             AUL American Unit Trust
                                  Frank Russell
                       Lifepoints 2020 Strategy (Class R2)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    4,711,313  $    6,212,848         589,651
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $    4,711,313
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $    4,711,313       6,639,112  $         0.71
Band 100                                     -               -              0.71
Band 75                                      -               -              0.72
Band 50                                      -               -              0.72
Band 25                                      -               -              0.72
Band 0                                       -               -              0.72
                                  --------------  --------------
Total                             $    4,711,313       6,639,112
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $      112,305
  Mortality & expense charges                                            (58,972)
                                                                  --------------
  Net investment income (loss)                                            53,333
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                              (263,433)
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                (1,333,847)
                                                                  --------------
  Net gain (loss)                                                     (1,597,280)
                                                                  --------------
Increase (decrease) in net assets from operations                 $   (1,543,947)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                               For the period
                                                                Year ended       from 5/24/07
                                                                12/31/2008        to 12/31/07
                                                            --------------     --------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $       53,333     $      132,925
  Net realized gain (loss)                                        (263,433)                (7)
  Realized gain distributions                                          -               57,790
  Net change in unrealized appreciation (depreciation)          (1,333,847)          (167,686)
                                                            --------------     --------------
Increase (decrease) in net assets from operations               (1,543,947)            23,022
                                                            --------------     --------------
Contract owner transactions:
  Proceeds from units sold                                       2,830,713          5,008,400
  Cost of units redeemed                                        (1,602,494)            (4,381)
                                                            --------------     --------------
  Increase (decrease)                                            1,228,219          5,004,019
                                                            --------------     --------------
Net increase (decrease)                                           (315,728)         5,027,041
Net assets, beginning                                            5,027,041                -
                                                            --------------     --------------
Net assets, ending                                          $    4,711,313     $    5,027,041
                                                            ==============     ==============
Units sold                                                       3,743,378          4,970,231
Units redeemed                                                  (2,069,750)            (4,747)
                                                            --------------     --------------
Net increase (decrease)                                          1,673,628          4,965,484
Units outstanding, beginning                                     4,965,484                -
                                                            --------------     --------------
Units outstanding, ending                                        6,639,112          4,965,484
                                                            ==============     ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                          $    7,839,115
Cost of units redeemed                                                (1,606,875)
Net investment income (loss)                                             186,258
Net realized gain (loss)                                                (263,440)
Realized gain distributions                                               57,790
Net change in unrealized appreciation (depreciation)                  (1,501,535)
                                                                  --------------
                                                                  $    4,711,313
                                                                  ==============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.71         6,639   $    4,711           1.25%          -29.9%
12/31/07         1.01         4,965        5,027           1.25%            1.2%
05/24/07         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.71           -     $      -             1.00%          -29.7%
12/31/07         1.01           -            -             1.00%            1.4%
05/24/07         1.00           -            -             1.00%            0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.72           -     $      -             0.75%          -29.6%
12/31/07         1.02           -            -             0.75%            1.5%
05/24/07         1.00           -            -             0.75%            0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.72           -     $      -             0.50%          -29.4%
12/31/07         1.02           -            -             0.50%            1.7%
05/24/07         1.00           -            -             0.50%            0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.72           -     $      -             0.25%          -29.2%
12/31/07         1.02           -            -             0.25%            1.9%
05/24/07         1.00           -            -             0.25%            0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.72           -     $      -             0.00%          -29.0%
12/31/07         1.02           -            -             0.00%            2.0%
05/24/07         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008        2007
2.3%        5.4%

                             AUL American Unit Trust
                                  Frank Russell
                       Lifepoints 2030 Strategy (Class R2)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    3,616,182  $    5,432,331         506,468
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $    3,616,182
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $    3,616,182       6,021,230  $         0.60
Band 100                                     -               -              0.60
Band 75                                      -               -              0.61
Band 50                                      -               -              0.61
Band 25                                      -               -              0.61
Band 0                                       -               -              0.61
                                  --------------  --------------
Total                             $    3,616,182       6,021,230
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $       47,050
  Mortality & expense charges                                            (49,548)
                                                                  --------------
  Net investment income (loss)                                            (2,498)
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                              (317,344)
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                (1,637,268)
                                                                  --------------
  Net gain (loss)                                                     (1,954,612)
                                                                  --------------
Increase (decrease) in net assets from operations                 $   (1,957,110)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                               For the period
                                                                Year ended       from 5/24/07
                                                                12/31/2008        to 12/31/07
                                                            --------------     --------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $       (2,498)    $      130,060
  Net realized gain (loss)                                        (317,344)               (81)
  Realized gain distributions                                          -               61,567
  Net change in unrealized appreciation (depreciation)          (1,637,268)          (178,880)
                                                            --------------     --------------
Increase (decrease) in net assets from operations               (1,957,110)            12,666
                                                            --------------     --------------
Contract owner transactions:
  Proceeds from units sold                                       2,353,593          4,218,224
  Cost of units redeemed                                        (1,003,135)            (8,056)
                                                            --------------     --------------
  Increase (decrease)                                            1,350,458          4,210,168
                                                            --------------     --------------
Net increase (decrease)                                           (606,652)         4,222,834
Net assets, beginning                                            4,222,834                -
                                                            --------------     --------------
Net assets, ending                                          $    3,616,182     $    4,222,834
                                                            ==============     ==============
Units sold                                                       3,266,987          4,236,613
Units redeemed                                                  (1,473,063)            (9,307)
                                                            --------------     --------------
Net increase (decrease)                                          1,793,924          4,227,306
Units outstanding, beginning                                     4,227,306                -
                                                            --------------     --------------
Units outstanding, ending                                        6,021,230          4,227,306
                                                            ==============     ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                          $    6,571,818
Cost of units redeemed                                                (1,011,191)
Net investment income (loss)                                             127,562
Net realized gain (loss)                                                (317,425)
Realized gain distributions                                               61,567
Net change in unrealized appreciation (depreciation)                  (1,816,149)
                                                                  --------------
                                                                  $    3,616,182
                                                                  ==============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.60         6,021   $    3,616           1.25%          -39.9%
12/31/07         1.00         4,227        4,223           1.25%           -0.1%
05/24/07         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.60           -     $      -             1.00%          -39.7%
12/31/07         1.00           -            -             1.00%            0.0%
05/24/07         1.00           -            -             1.00%            0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.61           -     $      -             0.75%          -39.6%
12/31/07         1.00           -            -             0.75%            0.2%
05/24/07         1.00           -            -             0.75%            0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.61           -     $      -             0.50%          -39.4%
12/31/07         1.00           -            -             0.50%            0.3%
05/24/07         1.00           -            -             0.50%            0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.61           -     $      -             0.25%          -39.3%
12/31/07         1.01           -            -             0.25%            0.5%
05/24/07         1.00           -            -             0.25%            0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.61           -     $      -             0.00%          -39.1%
12/31/07         1.01           -            -             0.00%            0.7%
05/24/07         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008        2007
1.2%        6.3%

                             AUL American Unit Trust
                                  Frank Russell
                       Lifepoints 2040 Strategy (Class R2)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    2,517,491  $    3,615,270         350,137
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $    2,517,491
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $    2,517,491       4,224,198  $         0.60
Band 100                                     -               -              0.60
Band 75                                      -               -              0.60
Band 50                                      -               -              0.60
Band 25                                      -               -              0.61
Band 0                                       -               -              0.61
                                  --------------  --------------
Total                             $    2,517,491       4,224,198
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $       26,856
  Mortality & expense charges                                            (28,390)
                                                                  --------------
  Net investment income (loss)                                            (1,534)
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                              (102,640)
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                (1,001,289)
                                                                  --------------
  Net gain (loss)                                                     (1,103,929)
                                                                  --------------
Increase (decrease) in net assets from operations                 $   (1,105,463)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                               For the period
                                                                Year ended       from 5/24/07
                                                                12/31/2008        to 12/31/07
                                                            --------------     --------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $       (1,534)    $       73,957
  Net realized gain (loss)                                        (102,640)                 2
  Realized gain distributions                                          -               33,520
  Net change in unrealized appreciation (depreciation)          (1,001,289)           (96,489)
                                                            --------------     --------------
Increase (decrease) in net assets from operations               (1,105,463)            10,990
                                                            --------------     --------------
Contract owner transactions:
  Proceeds from units sold                                       1,726,086          2,345,125
  Cost of units redeemed                                          (456,977)            (2,270)
                                                            --------------     --------------
  Increase (decrease)                                            1,269,109          2,342,855
                                                            --------------     --------------
Net increase (decrease)                                            163,646          2,353,845
Net assets, beginning                                            2,353,845                -
                                                            --------------     --------------
Net assets, ending                                          $    2,517,491     $    2,353,845
                                                            ==============     ==============
Units sold                                                       2,658,376          2,363,344
Units redeemed                                                    (793,837)            (3,685)
                                                            --------------     --------------
Net increase (decrease)                                          1,864,539          2,359,659
Units outstanding, beginning                                     2,359,659                -
                                                            --------------     --------------
Units outstanding, ending                                        4,224,198          2,359,659
                                                            ==============     ==============

--------------------------------------------------------------------------------
                       Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                          $    4,071,212
Cost of units redeemed                                                  (459,247)
Net investment income (loss)                                              72,423
Net realized gain (loss)                                                (102,638)
Realized gain distributions                                               33,520
Net change in unrealized appreciation (depreciation)                  (1,097,779)
                                                                  --------------
                                                                  $    2,517,491
                                                                  ==============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.60         4,224   $    2,517           1.25%          -40.3%
12/31/07         1.00         2,360        2,354           1.25%           -0.2%
05/24/07         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.60           -     $      -             1.00%          -40.1%
12/31/07         1.00           -            -             1.00%           -0.1%
05/24/07         1.00           -            -             1.00%            0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.60           -     $      -             0.75%          -40.0%
12/31/07         1.00           -            -             0.75%            0.1%
05/24/07         1.00           -            -             0.75%            0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.60           -     $      -             0.50%          -39.8%
12/31/07         1.00           -            -             0.50%            0.2%
05/24/07         1.00           -            -             0.50%            0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.61           -     $      -             0.25%          -39.7%
12/31/07         1.00           -            -             0.25%            0.4%
05/24/07         1.00           -            -             0.25%            0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.61           -     $      -             0.00%          -39.5%
12/31/07         1.01           -            -             0.00%            0.5%
05/24/07         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008        2007
1.1%        6.4%

                             AUL American Unit Trust
                                  Frank Russell
                     Lifepoints Balanced Strategy (Class R2)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    4,432,078  $    6,497,622         573,360
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $    4,432,078
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $    4,432,078       6,323,085  $         0.70
Band 100                                     -               -              0.70
Band 75                                      -               -              0.71
Band 50                                      -               -              0.71
Band 25                                      -               -              0.71
Band 0                                       -               -              0.72
                                  --------------  --------------
Total                             $    4,432,078       6,323,085
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $      138,271
  Mortality & expense charges                                            (56,776)
                                                                  --------------
  Net investment income (loss)                                            81,495
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                              (139,385)
  Realized gain distributions                                            193,933
  Net change in unrealized appreciation (depreciation)                (1,833,577)
                                                                  --------------
  Net gain (loss)                                                     (1,779,029)
                                                                  --------------
Increase (decrease) in net assets from operations                 $   (1,697,534)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                              For the period
                                                               Year ended       from 5/24/07
                                                               12/31/2008        to 12/31/07
                                                             ------------     --------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               $     81,495     $      119,169
  Net realized gain (loss)                                       (139,385)               -
  Realized gain distributions                                     193,933            136,767
  Net change in unrealized appreciation (depreciation)         (1,833,577)          (231,966)
                                                             ------------     --------------
Increase (decrease) in net assets from operations              (1,697,534)            23,970
                                                             ------------     --------------
Contract owner transactions:
  Proceeds from units sold                                      2,381,757          4,464,101
  Cost of units redeemed                                         (734,454)            (5,762)
                                                             ------------     --------------
  Increase (decrease)                                           1,647,303          4,458,339
                                                             ------------     --------------
Net increase (decrease)                                           (50,231)         4,482,309
Net assets, beginning                                           4,482,309                -
                                                             ------------     --------------
Net assets, ending                                           $  4,432,078     $    4,482,309
                                                             ============     ==============
Units sold                                                      2,916,094          4,430,146
Units redeemed                                                 (1,017,468)            (5,687)
                                                             ------------     --------------
Net increase (decrease)                                         1,898,626          4,424,459
Units outstanding, beginning                                    4,424,459                -
                                                             ------------     --------------
Units outstanding, ending                                       6,323,085          4,424,459
                                                             ============     ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                          $    6,845,859
Cost of units redeemed                                                  (740,216)
Net investment income (loss)                                             200,664
Net realized gain (loss)                                                (139,385)
Realized gain distributions                                              330,700
Net change in unrealized appreciation (depreciation)                  (2,065,544)
                                                                  --------------
                                                                  $    4,432,078
                                                                  ==============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.70         6,323   $    4,432           1.25%          -30.8%
12/31/07         1.01         4,424        4,482           1.25%            1.3%
05/24/07         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.70           -     $      -             1.00%          -30.6%
12/31/07         1.01           -            -             1.00%            1.5%
05/24/07         1.00           -            -             1.00%            0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.71           -     $      -             0.75%          -30.5%
12/31/07         1.02           -            -             0.75%            1.6%
05/24/07         1.00           -            -             0.75%            0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.71           -     $      -             0.50%          -30.3%
12/31/07         1.02           -            -             0.50%            1.8%
05/24/07         1.00           -            -             0.50%            0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.71           -     $      -             0.25%          -30.1%
12/31/07         1.02           -            -             0.25%            1.9%
05/24/07         1.00           -            -             0.25%            0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.72           -     $      -            0.00%           -29.9%
12/31/07         1.02           -            -            0.00%             2.1%
05/24/07         1.00           -            -            0.00%             0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008        2007
3.1%        5.4%

                             AUL American Unit Trust
                                  Frank Russell
                   Lifepoints Conservative Strategy (Class R2)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      601,839  $      687,973          69,900
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $      601,839
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      601,839         702,808  $         0.86
Band 100                                     -               -              0.86
Band 75                                      -               -              0.86
Band 50                                      -               -              0.87
Band 25                                      -               -              0.87
Band 0                                       -               -              0.87
                                  --------------  --------------
Total                             $      601,839         702,808
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $       22,914
  Mortality & expense charges                                             (5,920)
                                                                  --------------
  Net investment income (loss)                                            16,994
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                               (20,599)
  Realized gain distributions                                              3,137
  Net change in unrealized appreciation (depreciation)                   (83,567)
                                                                  --------------
  Net gain (loss)                                                       (101,029)
                                                                  --------------
Increase (decrease) in net assets from operations                 $      (84,035)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                              For the period
                                                               Year ended       from 5/24/07
                                                               12/31/2008        to 12/31/07
                                                             ------------     --------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               $     16,994     $        2,049
  Net realized gain (loss)                                        (20,599)              (467)
  Realized gain distributions                                       3,137              1,354
  Net change in unrealized appreciation (depreciation)            (83,567)            (2,568)
                                                             ------------     --------------
Increase (decrease) in net assets from operations                 (84,035)               368
                                                             ------------     --------------
Contract owner transactions:
  Proceeds from units sold                                        612,634            445,828
  Cost of units redeemed                                         (357,734)           (15,222)
                                                             ------------     --------------
  Increase (decrease)                                             254,900            430,606
                                                             ------------     --------------
Net increase (decrease)                                           170,865            430,974
Net assets, beginning                                             430,974                -
                                                             ------------     --------------
Net assets, ending                                           $    601,839     $      430,974
                                                             ============     ==============
Units sold                                                        776,960            435,547
Units redeemed                                                   (494,511)           (15,188)
                                                             ------------     --------------
Net increase (decrease)                                           282,449            420,359
Units outstanding, beginning                                      420,359                -
                                                             ------------     --------------
Units outstanding, ending                                         702,808            420,359
                                                             ============     ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                          $    1,058,461
Cost of units redeemed                                                  (372,956)
Net investment income (loss)                                              19,043
Net realized gain (loss)                                                 (21,066)
Realized gain distributions                                                4,491
Net change in unrealized appreciation (depreciation)                     (86,134)
                                                                  --------------
                                                                  $      601,839
                                                                  ==============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.86           703   $      602           1.25%          -16.5%
12/31/07         1.03           420          431           1.25%            2.5%
05/24/07         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.86           -     $      -             1.00%          -16.3%
12/31/07         1.03           -            -             1.00%            2.7%
05/24/07         1.00           -            -             1.00%            0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.86           -     $      -             0.75%          -16.1%
12/31/07         1.03           -            -             0.75%            2.8%
05/24/07         1.00           -            -             0.75%            0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.87           -     $      -             0.50%          -15.8%
12/31/07         1.03           -            -             0.50%            3.0%
05/24/07         1.00           -            -             0.50%            0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.87           -     $      -             0.25%          -15.6%
12/31/07         1.03           -            -             0.25%            3.1%
05/24/07         1.00           -            -             0.25%            0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.87           -     $      -            0.00%           -15.4%
12/31/07         1.03           -            -            0.00%             3.3%
05/24/07         1.00           -            -            0.00%             0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008        2007
4.4%        1.0%

                             AUL American Unit Trust
                                  Frank Russell
                  Lifepoints Equity Growth Strategy (Class R2)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      454,508  $      739,731          71,576
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $      454,508
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      454,508         795,732  $         0.57
Band 100                                     -               -              0.57
Band 75                                      -               -              0.58
Band 50                                      -               -              0.58
Band 25                                      -               -              0.58
Band 0                                       -               -              0.58
                                  --------------  --------------
Total                             $      454,508         795,732
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $        4,285
  Mortality & expense charges                                             (6,572)
                                                                  --------------
  Net investment income (loss)                                            (2,287)
                                                                  --------------
Gain (loss) on investments:
 Net realized gain (loss)                                                (69,402)
 Realized gain distributions                                              36,600
 Net change in unrealized appreciation (depreciation)                   (249,442)
                                                                  --------------
 Net gain (loss)                                                        (282,244)
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (284,531)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                              For the period
                                                               Year ended       from 5/24/07
                                                               12/31/2008        to 12/31/07
                                                             ------------     --------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               $     (2,287)    $       20,046
  Net realized gain (loss)                                        (69,402)            (6,523)
  Realized gain distributions                                      36,600             23,229
  Net change in unrealized appreciation (depreciation)           (249,442)           (35,780)
                                                             ------------     --------------
Increase (decrease) in net assets from operations                (284,531)               972
                                                             ------------     --------------
Contract owner transactions:
  Proceeds from units sold                                        406,163            640,836
  Cost of units redeemed                                         (211,275)           (97,657)
                                                             ------------     --------------
  Increase (decrease)                                             194,888            543,179
                                                             ------------     --------------
Net increase (decrease)                                           (89,643)           544,151
Net assets, beginning                                             544,151                -
                                                             ------------     --------------
Net assets, ending                                           $    454,508     $      544,151
                                                             ============     ==============

Units sold                                                        521,396            643,655
Units redeemed                                                   (270,260)           (99,059)
                                                             ------------     --------------
Net increase (decrease)                                           251,136            544,596
Units outstanding, beginning                                      544,596                -
                                                             ------------     --------------
Units outstanding, ending                                         795,732            544,596
                                                             ============     ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                          $    1,047,000
Cost of units redeemed                                                  (308,932)
Net investment income (loss)                                              17,759
Net realized gain (loss)                                                 (75,925)
Realized gain distributions                                               59,829
Net change in unrealized appreciation (depreciation)                    (285,223)
                                                                  --------------
                                                                  $      454,508
                                                                  ==============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.57           796   $      455           1.25%          -42.8%
12/31/07         1.00           545          544           1.25%           -0.1%
05/24/07         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.57           -     $      -             1.00%          -42.7%
12/31/07         1.00           -            -             1.00%            0.1%
05/24/07         1.00           -            -             1.00%            0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.58           -     $      -             0.75%          -42.5%
12/31/07         1.00           -            -             0.75%            0.2%
05/24/07         1.00           -            -             0.75%            0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.58           -     $      -             0.50%          -42.4%
12/31/07         1.00           -            -             0.50%            0.4%
05/24/07         1.00           -            -             0.50%            0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.58           -     $      -             0.25%          -42.3%
12/31/07         1.01           -            -             0.25%            0.5%
05/24/07         1.00           -            -             0.25%            0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.58           -     $      -            0.00%           -42.1%
12/31/07         1.01           -            -            0.00%             0.7%
05/24/07         1.00           -            -            0.00%             0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008        2007
0.9%        7.5%

                             AUL American Unit Trust
                                  Frank Russell
                      Lifepoints Growth Strategy (Class R2)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      920,357  $    1,450,532         130,177
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $      920,357
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      920,357       1,451,429  $         0.63
Band 100                                     -               -              0.64
Band 75                                      -               -              0.64
Band 50                                      -               -              0.64
Band 25                                      -               -              0.64
Band 0                                       -               -              0.65
                                  --------------  --------------
Total                             $      920,357       1,451,429
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $       21,048
  Mortality & expense charges                                            (14,815)
                                                                  --------------
  Net investment income (loss)                                             6,233
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                              (153,092)
  Realized gain distributions                                             68,538
  Net change in unrealized appreciation (depreciation)                  (432,603)
                                                                  --------------
  Net gain (loss)                                                       (517,157)
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (510,924)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                              For the period
                                                               Year ended       from 5/24/07
                                                               12/31/2008        to 12/31/07
                                                             ------------     --------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               $      6,233     $       47,714
  Net realized gain (loss)                                       (153,092)                (1)
  Realized gain distributions                                      68,538             57,039
  Net change in unrealized appreciation (depreciation)           (432,603)           (97,571)
                                                             ------------     --------------
Increase (decrease) in net assets from operations                (510,924)             7,181
                                                             ------------     --------------
Contract owner transactions:
  Proceeds from units sold                                        526,799          1,621,422
  Cost of units redeemed                                         (723,747)              (374)
                                                             ------------     --------------
  Increase (decrease)                                            (196,948)         1,621,048
                                                             ------------     --------------
Net increase (decrease)                                          (707,872)         1,628,229
Net assets, beginning                                           1,628,229                -
                                                             ------------     --------------
Net assets, ending                                           $    920,357     $    1,628,229
                                                             ============     ==============
Units sold                                                        693,757          1,619,588
Units redeemed                                                   (861,544)              (372)
                                                             ------------     --------------
Net increase (decrease)                                          (167,787)         1,619,216
Units outstanding, beginning                                    1,619,216                -
                                                             ------------     --------------
Units outstanding, ending                                       1,451,429          1,619,216
                                                             ============     ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                          $    2,148,222
Cost of units redeemed                                                  (724,121)
Net investment income (loss)                                              53,947
Net realized gain (loss)                                                (153,093)
Realized gain distributions                                              125,577
Net change in unrealized appreciation (depreciation)                    (530,175)
                                                                  --------------
                                                                  $      920,357
                                                                  ==============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.63         1,451   $      920           1.25%          -36.9%
12/31/07         1.01         1,619        1,628           1.25%            0.6%
05/24/07         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.64           -     $      -             1.00%          -36.8%
12/31/07         1.01           -            -             1.00%            0.7%
05/24/07         1.00           -            -             1.00%            0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.64           -     $      -             0.75%          -36.6%
12/31/07         1.01           -            -             0.75%            0.9%
05/24/07         1.00           -            -             0.75%            0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.64           -     $      -             0.50%          -36.5%
12/31/07         1.01           -            -             0.50%            1.0%
05/24/07         1.00           -            -             0.50%            0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.64           -     $      -             0.25%          -36.3%
12/31/07         1.01           -            -             0.25%            1.2%
05/24/07         1.00           -            -             0.25%            0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.65           -     $      -            0.00%           -36.1%
12/31/07         1.01           -            -            0.00%             1.3%
05/24/07         1.00           -            -            0.00%             0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008        2007
1.7%        6.0%

                             AUL American Unit Trust
                                  Frank Russell
                     Lifepoints Moderate Strategy (Class R2)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    4,900,807  $    6,612,800         598,389
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $    4,900,807
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $    4,900,807       6,354,558  $         0.77
Band 100                                     -               -              0.77
Band 75                                      -               -              0.78
Band 50                                      -               -              0.78
Band 25                                      -               -              0.78
Band 0                                       -               -              0.79
                                  --------------  --------------
Total                             $    4,900,807       6,354,558
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $      229,552
  Mortality & expense charges                                            (73,971)
                                                                  --------------
  Net investment income (loss)                                           155,581
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                              (162,017)
  Realized gain distributions                                             63,032
  Net change in unrealized appreciation (depreciation)                (1,689,682)
                                                                  --------------
  Net gain (loss)                                                     (1,788,667)
                                                                  --------------
Increase (decrease) in net assets from operations                 $   (1,633,086)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                              For the period
                                                               Year ended       from 5/24/07
                                                               12/31/2008        to 12/31/07
                                                             ------------     --------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               $    155,581     $       11,738
  Net realized gain (loss)                                       (162,017)                 1
  Realized gain distributions                                      63,032             12,374
  Net change in unrealized appreciation (depreciation)         (1,689,682)           (22,311)
                                                             ------------     --------------
Increase (decrease) in net assets from operations              (1,633,086)             1,802
                                                             ------------     --------------
Contract owner transactions:
  Proceeds from units sold                                        688,703          6,527,918
  Cost of units redeemed                                         (672,197)           (12,333)
                                                             ------------     --------------
  Increase (decrease)                                              16,506          6,515,585
                                                             ------------     --------------
Net increase (decrease)                                        (1,616,580)         6,517,387
Net assets, beginning                                           6,517,387                -
                                                             ------------     --------------
Net assets, ending                                           $  4,900,807     $    6,517,387
                                                             ============     ==============

Units sold                                                        851,400          6,393,293
Units redeemed                                                   (878,060)           (12,075)
                                                             ------------     --------------
Net increase (decrease)                                           (26,660)         6,381,218
Units outstanding, beginning                                    6,381,218                -
                                                             ------------     --------------
Units outstanding, ending                                       6,354,558          6,381,218
                                                             ============     ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                          $    7,216,621
Cost of units redeemed                                                  (684,530)
Net investment income (loss)                                             167,319
Net realized gain (loss)                                                (162,016)
Realized gain distributions                                               75,406
Net change in unrealized appreciation (depreciation)                  (1,711,993)
                                                                  --------------
                                                                  $    4,900,807
                                                                  ==============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.77         6,355   $    4,901           1.25%          -24.5%
12/31/07         1.02         6,381        6,517           1.25%            2.1%
05/24/07         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.77           -     $      -             1.00%          -24.3%
12/31/07         1.02           -            -             1.00%            2.3%
05/24/07         1.00           -            -             1.00%            0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.78           -     $      -             0.75%          -24.1%
12/31/07         1.02           -            -             0.75%            2.4%
05/24/07         1.00           -            -             0.75%            0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.78           -     $      -             0.50%          -23.9%
12/31/07         1.03           -            -             0.50%            2.6%
05/24/07         1.00           -            -             0.50%            0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.78           -     $      -             0.25%          -23.7%
12/31/07         1.03           -            -             0.25%            2.8%
05/24/07         1.00           -            -             0.25%            0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.79           -     $      -            0.00%           -23.5%
12/31/07         1.03           -            -            0.00%             2.9%
05/24/07         1.00           -            -            0.00%             0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008        2007
4.0%        0.4%

                       AUL American Unit Trust
                             Fifth Third
                      Multi Cap Value (Advisor)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      242,960  $      478,322          22,027
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $      242,960
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      242,960         301,198  $         0.81
Band 100                                     -               -              0.82
Band 75                                      -               -              0.83
Band 50                                      -               -              0.84
Band 25                                      -               -              0.84
Band 0                                       -               -              0.85
                                  --------------  --------------
Total                             $      242,960         301,198
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $        4,584
  Mortality & expense charges                                             (4,269)
                                                                  --------------
  Net investment income (loss)                                               315
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                               (46,252)
  Realized gain distributions                                             20,066
  Net change in unrealized appreciation (depreciation)                  (147,920)
                                                                  --------------
  Net gain (loss)                                                       (174,106)
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (173,791)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended         Year ended
                                                               12/31/2008         12/31/2007
                                                             ------------      -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               $        315      $      (1,649)
  Net realized gain (loss)                                        (46,252)            (6,785)
  Realized gain distributions                                      20,066             68,619
  Net change in unrealized appreciation
  (depreciation)                                                 (147,920)           (83,971)
                                                             ------------      -------------
Increase (decrease) in net assets from operations                (173,791)           (23,786)
                                                             ------------      -------------
Contract owner transactions:
  Proceeds from units sold                                         41,201            489,259
  Cost of units redeemed                                          (79,194)           (63,366)
                                                             ------------      -------------
  Increase (decrease)                                             (37,993)           425,893
                                                             ------------      -------------
Net increase (decrease)                                          (211,784)           402,107
Net assets, beginning                                             454,744             52,637
                                                             ------------      -------------
Net assets, ending                                           $    242,960      $     454,744
                                                             ============      =============
Units sold                                                         38,910            333,292
Units redeemed                                                    (64,860)           (44,234)
                                                             ------------      -------------
Net increase (decrease)                                           (25,950)           289,058
Units outstanding, beginning                                      327,148             38,090
                                                             ------------      -------------
Units outstanding, ending                                         301,198            327,148
                                                             ============      =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                          $      584,882
Cost of units redeemed                                                  (149,726)
Net investment income (loss)                                              (1,495)
Net realized gain (loss)                                                 (53,000)
Realized gain distributions                                               97,661
Net change in unrealized appreciation (depreciation)                    (235,362)
                                                                  --------------
                                                                  $      242,960
                                                                  ==============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.81           301   $      243           1.25%          -42.0%
12/31/07         1.39           327          455           1.25%            0.6%
12/31/06         1.38            38           53           1.25%           18.1%
12/31/05         1.17             5            6           1.25%            6.4%
12/31/04         1.10           -            -             1.25%           10.0%

                                    BAND 100
--------------------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.82           -     $      -             1.00%          -41.8%
12/31/07         1.40           -            -             1.00%            0.8%
12/31/06         1.39           -            -             1.00%           18.8%
12/31/05         1.17           -            -             1.00%            5.9%
12/31/04         1.11           -            -             1.00%           10.6%

                                     BAND 75
--------------------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.83           -     $      -             0.75%          -41.7%
12/31/07         1.42           -            -             0.75%            1.1%
12/31/06         1.40           -            -             0.75%           19.1%
12/31/05         1.18           -            -             0.75%            6.2%
12/31/04         1.11           -            -             0.75%           10.7%

                                     BAND 50
--------------------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.84           -     $      -             0.50%          -41.5%
12/31/07         1.43           -            -             0.50%            1.4%
12/31/06         1.41           -            -             0.50%           19.4%
12/31/05         1.18           -            -             0.50%            6.5%
12/31/04         1.11           -            -             0.50%           10.9%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.84           -     $      -             0.25%          -41.4%
12/31/07         1.44           -            -             0.25%            1.6%
12/31/06         1.42           -            -             0.25%           19.7%
12/31/05         1.18           -            -             0.25%            6.7%
12/31/04         1.11           -            -             0.25%           11.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.85           -     $      -            0.00%           -41.2%
12/31/07         1.45           -            -            0.00%             1.9%
12/31/06         1.43           -            -            0.00%            20.0%
12/31/05         1.19           -            -            0.00%             7.0%
12/31/04         1.11           -            -            0.00%            11.2%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008        2007        2006        2005        2004
1.3%        0.8%        0.5%        0.1%        0.0%

                             AUL American Unit Trust
                                   Fifth Third
                            Mid Cap Growth (Advisor)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $       59,719  $      120,688          10,588
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $       59,719
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $       59,719          77,969  $         0.77
Band 100                                     -               -              0.77
Band 75                                      -               -              0.78
Band 50                                      -               -              0.79
Band 25                                      -               -              0.80
Band 0                                       -               -              0.81
                                  --------------  --------------
Total                             $       59,719          77,969
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $          -
  Mortality & expense charges                                             (2,355)
                                                                  --------------
  Net investment income (loss)                                            (2,355)
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                              (148,226)
  Realized gain distributions                                             11,854
  Net change in unrealized appreciation (depreciation)                   (19,666)
                                                                  --------------
  Net gain (loss)                                                       (156,038)
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (158,393)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended         Year ended
                                                               12/31/2008         12/31/2007
                                                             ------------      -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               $     (2,355)     $        (678)
  Net realized gain (loss)                                       (148,226)              (343)
  Realized gain distributions                                      11,854            108,368
  Net change in unrealized appreciation
  (depreciation)                                                  (19,666)           (96,053)
                                                             ------------      -------------
Increase (decrease) in net assets from operations                (158,393)            11,294
                                                             ------------      -------------
Contract owner transactions:
  Proceeds from units sold                                       (129,954)           423,643
  Cost of units redeemed                                          (88,944)            (4,840)
                                                             ------------      -------------
  Increase (decrease)                                            (218,898)           418,803
                                                             ------------      -------------
Net increase (decrease)                                          (377,291)           430,097
Net assets, beginning                                             437,010              6,913
                                                             ------------      -------------
Net assets, ending                                           $     59,719      $     437,010
                                                             ============      =============
Units sold                                                          8,816            303,882
Units redeemed                                                   (236,578)            (3,349)
                                                             ------------      -------------
Net increase (decrease)                                          (227,763)           300,533
Units outstanding, beginning                                      305,732              5,199
                                                             ------------      -------------
Units outstanding, ending                                          77,969            305,732
                                                             ============      =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                          $      244,496
Cost of units redeemed                                                   (93,786)
Net investment income (loss)                                              (3,098)
Net realized gain (loss)                                                (148,569)
Realized gain distributions                                              121,645
Net change in unrealized appreciation (depreciation)                     (60,969)
                                                                  --------------
                                                                  $       59,719
                                                                  ==============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.77            78   $       60           1.25%          -46.4%
12/31/07         1.43           305          437           1.25%            7.5%
12/31/06         1.33             5            7           1.25%            8.1%
12/31/05         1.23             2            3           1.25%            9.8%
12/31/04         1.12           -            -             1.25%           12.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.77           -     $      -             1.00%          -46.3%
12/31/07         1.44           -            -             1.00%            7.7%
12/31/06         1.34           -            -             1.00%            8.4%
12/31/05         1.24           -            -             1.00%            9.5%
12/31/04         1.13           -            -             1.00%           12.9%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.78           -     $      -             0.75%          -46.1%
12/31/07         1.46           -            -             0.75%            8.0%
12/31/06         1.35           -            -             0.75%            8.6%
12/31/05         1.24           -            -             0.75%            9.7%
12/31/04         1.13           -            -             0.75%           13.0%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.79           -     $      -             0.50%          -46.0%
12/31/07         1.47           -            -             0.50%            8.3%
12/31/06         1.36           -            -             0.50%            8.9%
12/31/05         1.25           -            -             0.50%           10.0%
12/31/04         1.13           -            -             0.50%           13.2%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.80           -     $      -             0.25%          -45.9%
12/31/07         1.48           -            -             0.25%            8.5%
12/31/06         1.37           -            -             0.25%            9.2%
12/31/05         1.25           -            -             0.25%           10.3%
12/31/04         1.13           -            -             0.25%           13.4%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.81           -     $      -            0.00%           -45.7%
12/31/07         1.50           -            -            0.00%             8.8%
12/31/06         1.37           -            -            0.00%             9.5%
12/31/05         1.26           -            -            0.00%            10.6%
12/31/04         1.14           -            -            0.00%            13.6%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008        2007        2006        2005        2004
0.0%        0.0%        0.0%        0.3%        0.0%

                             AUL American Unit Trust
                                   Fifth Third
                           Strategic Income (Advisor)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $       27,253  $       36,044           3,557
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $       27,253
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $       27,253          31,218  $         0.87
Band 100                                     -               -              0.88
Band 75                                      -               -              0.89
Band 50                                      -               -              0.90
Band 25                                      -               -              0.91
Band 0                                       -               -              0.92
                                  --------------  --------------
Total                             $       27,253          31,218
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $        2,100
  Mortality & expense charges                                               (432)
                                                                  --------------
  Net investment income (loss)                                             1,668
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                (4,620)
  Realized gain distributions                                                 31
  Net change in unrealized appreciation (depreciation)                    (7,434)
                                                                  --------------
  Net gain (loss)                                                        (12,023)
                                                                  --------------
Increase (decrease) in net assets from operations                 $      (10,355)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended         Year ended
                                                               12/31/2008         12/31/2007
                                                             ------------      -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               $      1,668      $        (229)
  Net realized gain (loss)                                         (4,620)              (530)
  Realized gain distributions                                          31                580
  Net change in unrealized appreciation
  (depreciation)                                                   (7,434)            (1,933)
                                                             ------------      -------------
Increase (decrease) in net assets from operations                 (10,355)            (2,112)
                                                             ------------      -------------
Contract owner transactions:
  Proceeds from units sold                                         68,802             34,103
  Cost of units redeemed                                          (49,934)           (46,854)
                                                             ------------      -------------
  Increase (decrease)                                              18,868            (12,751)
                                                             ------------      -------------
Net increase (decrease)                                             8,513            (14,863)
Net assets, beginning                                              18,740             33,603
                                                             ------------      -------------
Net assets, ending                                           $     27,253      $      18,740
                                                             ============      =============
Units sold                                                         61,587             27,694
Units redeemed                                                    (47,138)           (40,513)
                                                             ------------      -------------
Net increase (decrease)                                            14,449            (12,819)
Units outstanding, beginning                                       16,769             29,588
                                                             ------------      -------------
Units outstanding, ending                                          31,218             16,769
                                                             ============      =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                          $      136,352
Cost of units redeemed                                                   (97,927)
Net investment income (loss)                                               1,829
Net realized gain (loss)                                                  (5,137)
Realized gain distributions                                                  927
Net change in unrealized appreciation (depreciation)                      (8,791)
                                                                  --------------
                                                                  $       27,253
                                                                  ==============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.87            31   $       27           1.25%          -21.9%
12/31/07         1.12            17           19           1.25%           -1.1%
12/31/06         1.13            30           33           1.25%            4.6%
12/31/05         1.08             1            1           1.25%           -0.9%
12/31/04         1.09           -            -             1.25%            9.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.88           -     $      -             1.00%          -21.7%
12/31/07         1.13           -            -             1.00%           -0.9%
12/31/06         1.14           -            -             1.00%            5.3%
12/31/05         1.08           -            -             1.00%           -1.1%
12/31/04         1.09           -            -             1.00%            9.2%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.89           -     $      -             0.75%          -21.5%
12/31/07         1.14           -            -             0.75%           -0.6%
12/31/06         1.14           -            -             0.75%            5.5%
12/31/05         1.08           -            -             0.75%           -0.8%
12/31/04         1.09           -            -             0.75%            9.4%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.90           -     $      -             0.50%          -21.3%
12/31/07         1.15           -            -             0.50%           -0.4%
12/31/06         1.15           -            -             0.50%            5.8%
12/31/05         1.09           -            -             0.50%           -0.6%
12/31/04         1.10           -            -             0.50%            9.5%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.91           -     $      -             0.25%          -21.1%
12/31/07         1.16           -            -             0.25%           -0.1%
12/31/06         1.16           -            -             0.25%            6.1%
12/31/05         1.09           -            -             0.25%           -0.3%
12/31/04         1.10           -            -             0.25%            9.7%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.92           -     $      -            0.00%           -20.9%
12/31/07         1.17           -            -            0.00%             0.1%
12/31/06         1.17           -            -            0.00%             6.3%
12/31/05         1.10           -            -            0.00%            -0.1%
12/31/04         1.10           -            -            0.00%             9.9%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008        2007        2006        2005        2004
9.1%        0.6%        3.2%        2.0%        0.0%

                             AUL American Unit Trust
                                   Fifth Third
                            Quality Growth (Advisor)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $       12,622  $       18,960           1,189
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $       12,622
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $       12,622          14,960  $         0.84
Band 100                                     -               -              0.85
Band 75                                      -               -              0.86
Band 50                                      -               -              0.87
Band 25                                      -               -              0.88
Band 0                                       -               -              0.89
                                  --------------  --------------
Total                             $       12,622          14,960
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $           36
  Mortality & expense charges                                               (183)
                                                                  --------------
  Net investment income (loss)                                              (147)
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                  (258)
  Realized gain distributions                                                568
  Net change in unrealized appreciation (depreciation)                    (6,314)
                                                                  --------------
  Net gain (loss)                                                         (6,004)
                                                                  --------------
Increase (decrease) in net assets from operations                 $       (6,151)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended         Year ended
                                                               12/31/2008         12/31/2007
                                                             ------------      -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               $       (147)     $          (2)
  Net realized gain (loss)                                           (258)               -
  Realized gain distributions                                         568                 59
  Net change in unrealized appreciation
  (depreciation)                                                   (6,314)               (22)
                                                             ------------      -------------
Increase (decrease) in net assets from operations                  (6,151)                35
                                                             ------------      -------------
Contract owner transactions:
  Proceeds from units sold                                         23,177                413
  Cost of units redeemed                                           (4,850)                (2)
                                                             ------------      -------------
  Increase (decrease)                                              18,327                411
                                                             ------------      -------------
Net increase (decrease)                                            12,176                446
Net assets, beginning                                                 446                -
                                                             ------------      -------------
Net assets, ending                                           $     12,622      $         446
                                                             ============      =============
Units sold                                                         18,596                330
Units redeemed                                                     (3,965)                (1)
                                                             ------------      -------------
Net increase (decrease)                                            14,631                329
Units outstanding, beginning                                          329                -
                                                             ------------      -------------
Units outstanding, ending                                          14,960                329
                                                             ============      =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                          $       23,592
Cost of units redeemed                                                    (4,852)
Net investment income (loss)                                                (149)
Net realized gain (loss)                                                    (258)
Realized gain distributions                                                  627
Net change in unrealized appreciation (depreciation)                      (6,338)
                                                                  --------------
                                                                  $       12,622
                                                                  ==============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.84            15   $       13           1.25%          -37.8%
12/31/07         1.36             0            0           1.25%           19.4%
12/31/06         1.14           -            -             1.25%            3.3%
12/31/05         1.10           -            -             1.25%            3.8%
12/31/04         1.06           -            -             1.25%            6.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.85           -     $      -             1.00%          -37.6%
12/31/07         1.37           -            -             1.00%           19.7%
12/31/06         1.14           -            -             1.00%            3.4%
12/31/05         1.11           -            -             1.00%            4.5%
12/31/04         1.06           -            -             1.00%            5.9%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.86           -     $      -             0.75%          -37.5%
12/31/07         1.38           -            -             0.75%           20.0%
12/31/06         1.15           -            -             0.75%            3.6%
12/31/05         1.11           -            -             0.75%            4.8%
12/31/04         1.06           -            -             0.75%            6.0%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.87           -     $      -             0.50%          -37.3%
12/31/07         1.39           -            -             0.50%           20.3%
12/31/06         1.16           -            -             0.50%            3.9%
12/31/05         1.12           -            -             0.50%            5.0%
12/31/04         1.06           -            -             0.50%            6.2%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.88           -     $      -             0.25%          -37.1%
12/31/07         1.41           -            -             0.25%           20.6%
12/31/06         1.17           -            -             0.25%            4.1%
12/31/05         1.12           -            -             0.25%            5.3%
12/31/04         1.06           -            -             0.25%            6.3%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.89           -     $      -            0.00%           -37.0%
12/31/07         1.42           -            -            0.00%            21.3%
12/31/06         1.17           -            -            0.00%             4.5%
12/31/05         1.12           -            -            0.00%             5.2%
12/31/04         1.07           -            -            0.00%             6.5%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008        2007        2006        2005        2004
0.6%        0.0%        0.0%        0.0%        0.0%

                             AUL American Unit Trust
                                     Dreyfus
                      Premier Structured Mid Cap (Class T)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                        Investments at               Cost of              Mutual Fund
                                                 Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          896,119    $        1,453,718                   81,023
Receivables: investments sold                      -      ==================     ====================
Payables: investments purchased                    -
                                    ------------------
Net assets                          $          896,119
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          896,119             1,220,894     $               0.73
Band 100                                           -                     -                       0.74
Band 75                                            -                     -                       0.75
Band 50                                            -                     -                       0.76
Band 25                                            -                     -                       0.76
Band 0                                             -                     -                       0.77
                                    ------------------    ------------------
Total                               $          896,119             1,220,894
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                                $              3,501
  Mortality & expense charges                                                                 (12,278)
                                                                                 --------------------
  Net investment income (loss)                                                                 (8,777)
                                                                                 --------------------
Gain (loss) on investments:
  Net realized gain (loss)                                                                    (34,011)
  Realized gain distributions                                                                     -
  Net change in unrealized appreciation (depreciation)                                       (496,177)
                                                                                 --------------------
  Net gain (loss)                                                                            (530,188)
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $           (538,965)
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2008             12/31/2007
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               $          (8,777)    $           (9,706)
  Net realized gain (loss)                                             (34,011)                35,495
  Realized gain distributions                                              -                   53,541
  Net change in unrealized appreciation
  (depreciation)                                                      (496,177)               (88,134)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                     (538,965)                (8,804)
                                                             -----------------     ------------------
Contract owner transactions:
  Proceeds from units sold                                           1,005,073                767,068
  Cost of units redeemed                                              (511,834)              (283,335)
                                                             -----------------     ------------------
  Increase (decrease)                                                  493,239                483,733
                                                             -----------------     ------------------
Net increase (decrease)                                                (45,726)               474,929
Net assets, beginning                                                  941,845                466,916
                                                             -----------------     ------------------
Net assets, ending                                           $         896,119     $          941,845
                                                             =================     ==================
Units sold                                                           1,055,455                600,078
Units redeemed                                                        (585,971)              (225,169)
                                                             -----------------     ------------------
Net increase (decrease)                                                469,484                374,909
Units outstanding, beginning                                           751,410                376,501
                                                             -----------------     ------------------
Units outstanding, ending                                            1,220,894                751,410
                                                             =================     ==================

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $        2,266,735
Cost of units redeemed                                                                       (862,441)
Net investment income (loss)                                                                  (22,448)
Net realized gain (loss)                                                                        4,037
Realized gain distributions                                                                    67,835
Net change in unrealized appreciation (depreciation)                                         (557,599)
                                                                                   ------------------
                                                                                   $          896,119
                                                                                   ==================

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.73        1,221     $      896          1.25%         -41.4%
12/31/07          1.25          751            942          1.25%           1.1%
12/31/06          1.24          377            467          1.25%          11.7%
12/31/05          1.11           96            107          1.25%           7.8%
12/31/04          1.03          -              -            1.25%           3.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.74          -       $      -            1.00%         -41.3%
12/31/07          1.26          -              -            1.00%           1.3%
12/31/06          1.25          -              -            1.00%          11.6%
12/31/05          1.12          -              -            1.00%           8.7%
12/31/04          1.03          -              -            1.00%           2.7%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.75          -       $      -             0.75%        -41.1%
12/31/07          1.27          -              -             0.75%          1.6%
12/31/06          1.25          -              -             0.75%         11.9%
12/31/05          1.12          -              -             0.75%          9.0%
12/31/04          1.03          -              -             0.75%          2.7%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.76          -       $      -             0.50%        -41.0%
12/31/07          1.28          -              -             0.50%          1.8%
12/31/06          1.26          -              -             0.50%         12.2%
12/31/05          1.12          -              -             0.50%          9.3%
12/31/04          1.03          -              -             0.50%          2.8%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.76          -       $      -             0.25%        -40.9%
12/31/07          1.29          -              -             0.25%          2.1%
12/31/06          1.27          -              -             0.25%         12.4%
12/31/05          1.13          -              -             0.25%          9.5%
12/31/04          1.03          -              -             0.25%          2.8%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.77          -       $      -             0.00%        -40.7%
12/31/07          1.30          -              -             0.00%          2.4%
12/31/06          1.27          -              -             0.00%         12.7%
12/31/05          1.13          -              -             0.00%          9.8%
12/31/04          1.03          -              -             0.00%          2.8%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008        2007          2006          2005          2004
0.4%        0.0%          0.0%          0.0%          0.0%

                             AUL American Unit Trust
                                     Dreyfus
                    Premier Health Care (Class R) (unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                        Investments at               Cost of              Mutual Fund
                                                 Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $              -      $              -                        -
Receivables: investments sold                      -      ==================     ====================
Payables: investments purchased                    -
                                    ------------------
Net assets                          $              -
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $              -                     -       $               0.87
Band 100                                           -                     -                       0.87
Band 75                                            -                     -                       0.88
Band 50                                            -                     -                       0.88
Band 25                                            -                     -                       0.89
Band 0                                             -                     -                       0.89
                                    ------------------    ------------------
Total                               $              -                     -
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                                $                -
  Mortality & expense charges                                                                     -
                                                                                 --------------------
  Net investment income (loss)                                                                    -
                                                                                 --------------------
Gain (loss) on investments:
  Net realized gain (loss)                                                                        -
  Realized gain distributions                                                                     -
  Net change in unrealized appreciation (depreciation)                                            -
                                                                                 --------------------
  Net gain (loss)                                                                                 -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                -
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2008             12/31/2007
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               $             -       $              -
  Net realized gain (loss)                                                 -                      -
  Realized gain distributions                                              -                      -
  Net change in unrealized appreciation
  (depreciation)                                                           -                      -
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                          -                      -
                                                             -----------------     ------------------
Contract owner transactions:
  Proceeds from units sold                                                 -                      -
  Cost of units redeemed                                                   -                      -
                                                             -----------------     ------------------
  Increase (decrease)                                                      -                      -
                                                             -----------------     ------------------
Net increase (decrease)                                                    -                      -
Net assets, beginning                                                      -                      -
                                                             -----------------     ------------------
Net assets, ending                                           $             -       $              -
                                                             =================     ==================
Units sold                                                                 -                      -
Units redeemed                                                             -                      -
                                                             -----------------     ------------------
Net increase (decrease)                                                    -                      -
Units outstanding, beginning                                               -                      -
                                                             -----------------     ------------------
Units outstanding, ending                                                  -                      -
                                                             =================     ==================

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $         -
Cost of units redeemed                                                                            -
Net investment income (loss)                                                                      -
Net realized gain (loss)                                                                          -
Realized gain distributions                                                                       -
Net change in unrealized appreciation (depreciation)                                              -
                                                                                        -------------
                                                                                        $         -
                                                                                        =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                Expense as a
                        Outstanding   Net Assets   % of Average
           Unit Value        (000s)       (000s)     Net Assets     Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.87           -       $   -             1.25%           -22.6%
12/31/07         1.12           -           -             1.25%            13.2%
12/31/06         0.99           -           -             1.25%            -1.1%
10/23/06         1.00           -           -             1.25%             0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                Expense as a
                        Outstanding   Net Assets   % of Average
           Unit Value        (000s)       (000s)     Net Assets     Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.87           -       $   -             1.00%           -22.4%
12/31/07         1.12           -           -             1.00%            13.4%
12/31/06         0.99           -           -             1.00%            -1.0%
10/23/06         1.00           -           -             1.00%             0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                Expense as a
                        Outstanding   Net Assets   % of Average
           Unit Value        (000s)       (000s)     Net Assets     Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.88           -       $   -             0.75%           -22.3%
12/31/07         1.13           -           -             0.75%            13.7%
12/31/06         0.99           -           -             0.75%            -1.0%
10/23/06         1.00           -           -             0.75%             0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                Expense as a
                        Outstanding   Net Assets   % of Average
           Unit Value        (000s)       (000s)     Net Assets     Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.88           -       $   -             0.50%           -22.1%
12/31/07         1.13           -           -             0.50%            14.0%
12/31/06         0.99           -           -             0.50%            -0.9%
10/23/06         1.00           -           -             0.50%             0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                Expense as a
                        Outstanding   Net Assets   % of Average
           Unit Value        (000s)       (000s)     Net Assets     Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.89           -       $   -             0.25%           -21.9%
12/31/07         1.13           -           -             0.25%            14.3%
12/31/06         0.99           -           -             0.25%            -0.9%
10/23/06         1.00           -           -             0.25%             0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                Expense as a
                        Outstanding   Net Assets   % of Average
           Unit Value        (000s)       (000s)     Net Assets     Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.89           -       $   -             0.00%           -21.7%
12/31/07         1.14           -           -             0.00%            14.6%
12/31/06         0.99           -           -             0.00%            -0.9%
10/23/06         1.00           -           -             0.00%             0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008         2007           2006
0.0%         0.0%           0.0%

                             AUL American Unit Trust
                                     Dreyfus
                          Premier Health Care (Class T)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                        Investments at               Cost of              Mutual Fund
                                                 Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $            6,782    $            7,960                      548
Receivables: investments sold                      -      ==================     ====================
Payables: investments purchased                    -
                                    ------------------
Net assets                          $            6,782
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $            6,782                 7,931     $               0.86
Band 100                                           -                     -                       0.86
Band 75                                            -                     -                       0.86
Band 50                                            -                     -                       0.87
Band 25                                            -                     -                       0.87
Band 0                                             -                     -                       0.88
                                    ------------------    ------------------
Total                               $            6,782                 7,931
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                                $                -
  Mortality & expense charges                                                                     (93)
                                                                                 --------------------
  Net investment income (loss)                                                                    (93)
                                                                                 --------------------
Gain (loss) on investments:
  Net realized gain (loss)                                                                     (1,386)
  Realized gain distributions                                                                      13
  Net change in unrealized appreciation (depreciation)                                         (1,178)
                                                                                 --------------------
  Net gain (loss)                                                                              (2,551)
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             (2,644)
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2008             12/31/2007
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               $             (93)   $               -
  Net realized gain (loss)                                              (1,386)                   -
  Realized gain distributions                                               13                    -
  Net change in unrealized appreciation
  (depreciation)                                                        (1,178)                   -
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                       (2,644)                   -
                                                             -----------------     ------------------
Contract owner transactions:
  Proceeds from units sold                                              19,441                    -
  Cost of units redeemed                                               (10,015)                   -
                                                             -----------------     ------------------
  Increase (decrease)                                                    9,426                    -
                                                             -----------------     ------------------
Net increase (decrease)                                                  6,782                    -
Net assets, beginning                                                      -                      -
                                                             -----------------     ------------------
Net assets, ending                                           $           6,782     $              -
                                                             =================     ==================
Units sold                                                              18,616                    -
Units redeemed                                                         (10,685)                   -
                                                             -----------------     ------------------
Net increase (decrease)                                                  7,931                    -
Units outstanding, beginning                                               -                      -
                                                             -----------------     ------------------
Units outstanding, ending                                                7,931                    -
                                                             =================     ==================

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $      19,441
Cost of units redeemed                                                                        (10,015)
Net investment income (loss)                                                                      (93)
Net realized gain (loss)                                                                       (1,386)
Realized gain distributions                                                                        13
Net change in unrealized appreciation (depreciation)                                           (1,178)
                                                                                        -------------
                                                                                        $       6,782
                                                                                        =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.86             8   $        7           1.25%          -23.1%
12/31/07         1.11           -           -              1.25%           12.5%
12/31/06         0.99           -           -              1.25%           -1.1%
10/23/06         1.00           -           -              1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.86           -     $     -              1.00%          -22.9%
12/31/07         1.12           -           -              1.00%           12.8%
12/31/06         0.99           -           -              1.00%           -1.1%
10/23/06         1.00           -           -              1.00%            0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.86           -     $     -              0.75%          -22.7%
12/31/07         1.12           -           -              0.75%           13.0%
12/31/06         0.99           -           -              0.75%           -1.0%
10/23/06         1.00           -           -              0.75%            0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.87           -     $     -              0.50%          -22.5%
12/31/07         1.12           -           -              0.50%           13.3%
12/31/06         0.99           -           -              0.50%           -1.0%
10/23/06         1.00           -           -              0.50%            0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.87           -     $     -              0.25%          -22.4%
12/31/07         1.13           -           -              0.25%           13.6%
12/31/06         0.99           -           -              0.25%           -0.9%
10/23/06         1.00           -           -              0.25%            0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.88           -     $     -              0.00%          -22.2%
12/31/07         1.13           -           -              0.00%           13.9%
12/31/06         0.99           -           -              0.00%           -0.9%
10/23/06         1.00           -           -              0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008         2007           2006
0.0%         0.0%           0.0%

                             AUL American Unit Trust
                                     Dreyfus
                     Premier International Equity (Class R)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                        Investments at               Cost of              Mutual Fund
                                                 Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $              -      $              -                        -
Receivables: investments sold                      -      ==================     ====================
Payables: investments purchased                    -
                                    ------------------
Net assets                          $              -
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $              -                     -       $               0.59
Band 100                                           -                     -                       0.59
Band 75                                            -                     -                       0.59
Band 50                                            -                     -                       0.60
Band 25                                            -                     -                       0.60
Band 0                                             -                     -                       0.60
                                    ------------------    ------------------
Total                               $              -                     -
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                                $                -
  Mortality & expense charges                                                                      (1)
                                                                                 --------------------
  Net investment income (loss)                                                                     (1)
                                                                                 --------------------
Gain (loss) on investments:
  Net realized gain (loss)                                                                        (53)
  Realized gain distributions                                                                     -
  Net change in unrealized appreciation (depreciation)                                              7
                                                                                 --------------------
  Net gain (loss)                                                                                 (46)
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                (47)
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2008             12/31/2007
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               $              (1)    $                1
  Net realized gain (loss)                                                 (53)                   -
  Realized gain distributions                                              -                        5
  Net change in unrealized appreciation
  (depreciation)                                                             7                     (8)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                          (47)                    (2)
                                                             -----------------     ------------------
Contract owner transactions:
  Proceeds from units sold                                                 297                    100
  Cost of units redeemed                                                  (348)                   -
                                                             -----------------     ------------------
  Increase (decrease)                                                      (51)                   100
                                                             -----------------     ------------------
Net increase (decrease)                                                    (98)                    98
Net assets, beginning                                                       98                    -
                                                             -----------------     ------------------
Net assets, ending                                           $             -       $               98
                                                             =================     ==================
Units sold                                                                 312                     86
Units redeemed                                                            (398)                   -
                                                             -----------------     ------------------
Net increase (decrease)                                                    (86)                    86
Units outstanding, beginning                                                86                    -
                                                             -----------------     ------------------
Units outstanding, ending                                                  -                       86
                                                             =================     ==================

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $         396
Cost of units redeemed                                                                           (348)
Net investment income (loss)                                                                      -
Net realized gain (loss)                                                                          (53)
Realized gain distributions                                                                         5
Net change in unrealized appreciation (depreciation)                                              -
                                                                                        -------------
                                                                                        $         -
                                                                                        =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.59          -       $     -             1.25%          -48.6%
12/31/07         1.14             0            0           1.25%            5.2%
12/31/06         1.08          -             -             1.25%            8.2%
10/23/06         1.00          -             -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.59          -       $    -              1.00%          -48.5%
12/31/07         1.14          -            -              1.00%            5.5%
12/31/06         1.08          -            -              1.00%            8.3%
10/23/06         1.00          -            -              1.00%            0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.59          -      $     -              0.75%          -48.3%
12/31/07         1.15          -            -              0.75%            5.7%
12/31/06         1.08          -            -              0.75%            8.3%
10/23/06         1.00          -            -              0.75%            0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.60          -      $     -              0.50%          -48.2%
12/31/07         1.15          -            -              0.50%            6.0%
12/31/06         1.08          -            -              0.50%            8.4%
10/23/06         1.00          -            -              0.50%            0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.60          -      $     -              0.25%          -48.1%
12/31/07         1.15          -            -              0.25%            6.3%
12/31/06         1.08          -            -              0.25%            8.4%
10/23/06         1.00          -            -              0.25%            0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.60          -      $     -              0.00%          -47.9%
12/31/07         1.16          -            -              0.00%            6.5%
12/31/06         1.08          -            -              0.00%            8.5%
10/23/06         1.00          -            -              0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007         2006
0.0%       2.0%         0.0%

                             AUL American Unit Trust
                                     Dreyfus
                     Premier International Equity (Class T)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                        Investments at               Cost of              Mutual Fund
                                                 Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $              725    $            1,079                       34
Receivables: investments sold                      -      ==================     ====================
Payables: investments purchased                    -
                                    ------------------
Net assets                          $              725
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $              725                 1,257     $               0.58
Band 100                                           -                     -                       0.58
Band 75                                            -                     -                       0.58
Band 50                                            -                     -                       0.59
Band 25                                            -                     -                       0.59
Band 0                                             -                     -                       0.59
                                    ------------------    ------------------
Total                               $              725                 1,257
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                                $                 36
  Mortality & expense charges                                                                      (4)
                                                                                 --------------------
  Net investment income (loss)                                                                     32
                                                                                 --------------------
Gain (loss) on investments:
  Net realized gain (loss)                                                                         (4)
  Realized gain distributions                                                                     -
  Net change in unrealized appreciation (depreciation)                                           (354)
                                                                                 --------------------
  Net gain (loss)                                                                                (358)
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $               (326)
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2008             12/31/2007
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               $              32     $              -
  Net realized gain (loss)                                                  (4)                   -
  Realized gain distributions                                              -                      -
  Net change in unrealized appreciation
  (depreciation)                                                          (354)                   -
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                         (326)                   -
                                                             -----------------     ------------------
Contract owner transactions:
  Proceeds from units sold                                               1,057                    -
  Cost of units redeemed                                                    (6)                   -
                                                             -----------------     ------------------
  Increase (decrease)                                                    1,051                    -
                                                             -----------------     ------------------
Net increase (decrease)                                                    725                    -
Net assets, beginning                                                      -                      -
                                                             -----------------     ------------------
Net assets, ending                                           $             725     $              -
                                                             =================     ==================
Units sold                                                               1,266                    -
Units redeemed                                                              (9)                   -
                                                             -----------------     ------------------
Net increase (decrease)                                                  1,257                    -
Units outstanding, beginning                                               -                      -
                                                             -----------------     ------------------
Units outstanding, ending                                                1,257                    -
                                                             =================     ==================

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $       1,057
Cost of units redeemed                                                                             (6)
Net investment income (loss)                                                                       32
Net realized gain (loss)                                                                           (4)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                             (354)
                                                                                        -------------
                                                                                        $         725
                                                                                        =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.58             1   $        1           1.25%          -48.9%
12/31/07         1.13          -            -              1.25%            4.4%
12/31/06         1.08          -            -              1.25%            8.2%
10/23/06         1.00          -            -              1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.58          -      $     -              1.00%          -48.8%
12/31/07         1.13          -            -              1.00%            4.7%
12/31/06         1.08          -            -              1.00%            8.2%
10/23/06         1.00          -            -              1.00%            0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.58          -      $     -              0.75%          -48.7%
12/31/07         1.14          -            -              0.75%            5.0%
12/31/06         1.08          -            -              0.75%            8.3%
10/23/06         1.00          -            -              0.75%            0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.59          -      $     -             0.50%           -48.5%
12/31/07         1.14          -            -             0.50%             5.2%
12/31/06         1.08          -            -             0.50%             8.3%
10/23/06         1.00          -            -             0.50%             0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.59          -      $     -              0.25%          -48.4%
12/31/07         1.14          -            -              0.25%            5.5%
12/31/06         1.08          -            -              0.25%            8.4%
10/23/06         1.00          -            -              0.25%            0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.59          -      $     -              0.00%          -48.3%
12/31/07         1.15          -            -              0.00%            5.8%
12/31/06         1.08          -            -              0.00%            8.4%
10/23/06         1.00          -            -              0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007         2006
9.9%       0.0%         0.0%

                             AUL American Unit Trust
                                     Dreyfus
                               Premier New Leaders

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $       84,987  $      155,666           4,113
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $       84,987
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $       84,987         132,217  $         0.64
Band 100                                     -               -              0.65
Band 75                                      -               -              0.66
Band 50                                      -               -              0.66
Band 25                                      -               -              0.67
Band 0                                       -               -              0.68
                                  --------------  --------------
Total                             $       84,987         132,217
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $          567
  Mortality & expense charges                                             (1,615)
                                                                  --------------
  Net investment income (loss)                                            (1,048)
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                               (37,828)
  Realized gain distributions                                                 16
  Net change in unrealized appreciation (depreciation)                   (38,115)
                                                                  --------------
  Net gain (loss)                                                        (75,927)
                                                                  --------------
Increase (decrease) in net assets from operations                 $      (76,975)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended         Year ended
                                                               12/31/2008         12/31/2007
                                                             ------------      -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               $     (1,048)     $      (3,097)
  Net realized gain (loss)                                        (37,828)            (9,508)
  Realized gain distributions                                          16             22,297
  Net change in unrealized appreciation (depreciation)            (38,115)           (29,258)
                                                             ------------      -------------
Increase (decrease) in net assets from operations                 (76,975)           (19,566)
                                                             ------------      -------------
Contract owner transactions:
  Proceeds from units sold                                         59,520            248,883
  Cost of units redeemed                                          (27,318)          (225,234)
                                                             ------------      -------------
  Increase (decrease)                                              32,202             23,649
                                                             ------------      -------------
Net increase (decrease)                                           (44,773)             4,083
Net assets, beginning                                             129,760            125,677
                                                             ------------      -------------
Net assets, ending                                           $     84,987      $     129,760
                                                             ============      =============
Units sold                                                         76,980            192,103
Units redeemed                                                    (54,656)          (182,104)
                                                             ------------      -------------
Net increase (decrease)                                            22,324              9,999
Units outstanding, beginning                                      109,893             99,894
                                                             ------------      -------------
Units outstanding, ending                                         132,217            109,893
                                                             ============      =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $       575,575
Cost of units redeemed                                                  (411,422)
Net investment income (loss)                                              (4,977)
Net realized gain (loss)                                                 (41,065)
Realized gain distributions                                               37,555
Net change in unrealized appreciation (depreciation)                     (70,679)
                                                                 ---------------
                                                                 $        84,987
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.64           132   $       85           1.25%          -45.6%
12/31/07         1.18           110          130           1.25%           -6.2%
12/31/06         1.26           100          126           1.25%            9.4%
12/31/05         1.15            57           66           1.25%           12.7%
12/31/04         1.02           -            -             1.25%            2.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.65           -     $      -             1.00%          -45.4%
12/31/07         1.19           -            -             1.00%           -5.9%
12/31/06         1.26           -            -             1.00%            9.9%
12/31/05         1.15           -            -             1.00%           13.3%
12/31/04         1.02           -            -             1.00%            1.6%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.66           -     $      -             0.75%          -45.3%
12/31/07         1.20           -            -             0.75%           -5.7%
12/31/06         1.27           -            -             0.75%           10.2%
12/31/05         1.15           -            -             0.75%           13.6%
12/31/04         1.02           -            -             0.75%            1.6%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.66           -     $      -             0.50%          -45.2%
12/31/07         1.21           -            -             0.50%           -5.4%
12/31/06         1.28           -            -             0.50%           10.4%
12/31/05         1.16           -            -             0.50%           13.9%
12/31/04         1.02           -            -             0.50%            1.6%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.67           -     $      -             0.25%          -45.0%
12/31/07         1.22           -            -             0.25%           -5.2%
12/31/06         1.28           -            -             0.25%           10.7%
12/31/05         1.16           -            -             0.25%           14.2%
12/31/04         1.02           -            -             0.25%            1.6%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.68           -     $      -             0.00%          -44.9%
12/31/07         1.23           -            -             0.00%           -5.0%
12/31/06         1.29           -            -             0.00%           11.0%
12/31/05         1.16           -            -             0.00%           14.4%
12/31/04         1.02           -            -             0.00%            1.6%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008          2007          2006          2005          2004
0.5%          0.0%          0.2%          0.9%          0.0%

                             AUL American Unit Trust
                                     Dreyfus
                       Premier Worldwide Growth (Class T)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $       20,409  $       28,799             654
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $       20,409
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $       20,409          21,601  $         0.94
Band 100                                     -               -              0.95
Band 75                                      -               -              0.96
Band 50                                      -               -              0.97
Band 25                                      -               -              0.98
Band 0                                       -               -              0.99
                                  --------------  --------------
Total                             $       20,409          21,601
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $           34
  Mortality & expense charges                                               (331)
                                                                  --------------
  Net investment income (loss)                                              (297)
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                (1,052)
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                    (9,014)
                                                                  --------------
  Net gain (loss)                                                        (10,066)
                                                                  --------------
Increase (decrease) in net assets from operations                 $      (10,363)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended         Year ended
                                                               12/31/2008         12/31/2007
                                                             ------------      -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               $       (297)     $          42
  Net realized gain (loss)                                         (1,052)               978
  Realized gain distributions                                         -                  -
  Net change in unrealized appreciation (depreciation)             (9,014)               346
                                                             ------------      -------------
Increase (decrease) in net assets from operations                 (10,363)             1,366
                                                             ------------      -------------
Contract owner transactions:
  Proceeds from units sold                                         12,090             24,478
  Cost of units redeemed                                           (3,208)           (15,528)
                                                             ------------      -------------
  Increase (decrease)                                               8,882              8,950
                                                             ------------      -------------
Net increase (decrease)                                            (1,481)            10,316
Net assets, beginning                                              21,890             11,574
                                                             ------------      -------------
Net assets, ending                                           $     20,409      $      21,890
                                                             ============      =============
Units sold                                                          9,149             18,182
Units redeemed                                                     (3,168)           (11,564)
                                                             ------------      -------------
Net increase (decrease)                                             5,981              6,618
Units outstanding, beginning                                       15,620              9,002
                                                             ------------      -------------
Units outstanding, ending                                          21,601             15,620
                                                             ============      =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $        47,826
Cost of units redeemed                                                   (18,739)
Net investment income (loss)                                                (214)
Net realized gain (loss)                                                     (74)
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                      (8,390)
                                                                 ---------------
                                                                 $        20,409
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.94            22   $       20           1.25%          -32.6%
12/31/07         1.40            16           22           1.25%            9.0%
12/31/06         1.29             9           12           1.25%           19.1%
12/31/05         1.08           -            -             1.25%            5.9%
12/31/04         1.02           -            -             1.25%            2.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.95           -     $      -             1.00%          -32.4%
12/31/07         1.41           -            -             1.00%            9.3%
12/31/06         1.29           -            -             1.00%           19.1%
12/31/05         1.08           -            -             1.00%            6.2%
12/31/04         1.02           -            -             1.00%            2.1%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.96           -     $      -             0.75%          -32.2%
12/31/07         1.42           -            -             0.75%            9.5%
12/31/06         1.30           -            -             0.75%           19.4%
12/31/05         1.09           -            -             0.75%            6.5%
12/31/04         1.02           -            -             0.75%            2.1%

                                     BAND 50

--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.97           -     $      -             0.50%          -32.1%
12/31/07         1.43           -            -             0.50%            9.8%
12/31/06         1.31           -            -             0.50%           19.7%
12/31/05         1.09           -            -             0.50%            6.8%
12/31/04         1.02           -            -             0.50%            2.1%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.98           -     $      -             0.25%          -31.9%
12/31/07         1.44           -            -             0.25%           10.1%
12/31/06         1.31           -            -             0.25%           20.0%
12/31/05         1.09           -            -             0.25%            7.0%
12/31/04         1.02           -            -             0.25%            2.1%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.99           -     $      -             0.00%          -31.7%
12/31/07         1.46           -            -             0.00%           10.4%
12/31/06         1.32           -            -             0.00%           20.3%
12/31/05         1.10           -            -             0.00%            7.3%
12/31/04         1.02           -            -             0.00%            2.2%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008          2007          2006          2005          2004
0.2%          1.7%          1.0%          0.0%          0.0%

                             AUL American Unit Trust
                                     Dreyfus
                             Premier Small Cap Value

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $       74,984  $      141,684           7,060
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $       74,984
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $       57,649          87,059  $         0.66
Band 100                                     -               -              0.67
Band 75                                      -               -              0.68
Band 50                                      -               -              0.68
Band 25                                      -               -              0.69
Band 0                                    17,335          24,886            0.70
                                  --------------  --------------
Total                             $       74,984         111,945
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $          641
  Mortality & expense charges                                               (946)
                                                                  --------------
  Net investment income (loss)                                              (305)
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                (5,822)
  Realized gain distributions                                                149
  Net change in unrealized appreciation (depreciation)                   (37,184)
                                                                  --------------
  Net gain (loss)                                                        (42,857)
                                                                  --------------
Increase (decrease) in net assets from operations                 $      (43,162)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended         Year ended
                                                               12/31/2008         12/31/2007
                                                             ------------      -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               $       (305)     $      (1,017)
  Net realized gain (loss)                                         (5,822)              (508)
  Realized gain distributions                                         149             18,748
  Net change in unrealized appreciation (depreciation)            (37,184)           (30,227)
                                                             ------------      -------------
Increase (decrease) in net assets from operations                 (43,162)           (13,004)
                                                             ------------      -------------
Contract owner transactions:
  Proceeds from units sold                                         13,355             73,471
  Cost of units redeemed                                          (12,363)           (19,412)
                                                             ------------      -------------
  Increase (decrease)                                                 992             54,059
                                                             ------------      -------------
Net increase (decrease)                                           (42,170)            41,055
Net assets, beginning                                             117,154             76,099
                                                             ------------      -------------
Net assets, ending                                           $     74,984      $     117,154
                                                             ============      =============
Units sold                                                         14,704             62,643
Units redeemed                                                    (13,601)           (16,727)
                                                             ------------      -------------
Net increase (decrease)                                             1,103             45,916
Units outstanding, beginning                                      110,842             64,926
                                                             ------------      -------------
Units outstanding, ending                                         111,945            110,842
                                                             ============      =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $       172,768
Cost of units redeemed                                                   (48,234)
Net investment income (loss)                                              (1,700)
Net realized gain (loss)                                                  (6,379)
Realized gain distributions                                               25,229
Net change in unrealized appreciation (depreciation)                     (66,700)
                                                                 ---------------
                                                                 $        74,984
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.66            87   $       58           1.25%          -36.8%
12/31/07         1.05            86           91           1.25%          -10.2%
12/31/06         1.17            54           63           1.25%           12.2%
12/31/05         1.04           -            -             1.25%            1.0%
12/31/04         1.03           -            -             1.25%            3.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.67          -      $      -             1.00%          -36.7%
12/31/07         1.06          -             -             1.00%          -10.0%
12/31/06         1.17          -             -             1.00%           12.1%
12/31/05         1.05          -             -             1.00%            1.6%
12/31/04         1.03          -             -             1.00%            3.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.68           -     $      -             0.75%          -36.5%
12/31/07         1.06           -            -             0.75%           -9.7%
12/31/06         1.18           -            -             0.75%           12.4%
12/31/05         1.05           -            -             0.75%            1.9%
12/31/04         1.03           -            -             0.75%            3.0%

                                     BAND 50

--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.68           -     $      -             0.50%          -36.3%
12/31/07         1.07           -            -             0.50%           -9.5%
12/31/06         1.19           -            -             0.50%           12.7%
12/31/05         1.05           -            -             0.50%            2.1%
12/31/04         1.03           -            -             0.50%            3.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.69           -     $      -             0.25%          -36.2%
12/31/07         1.08           -            -             0.25%           -9.3%
12/31/06         1.19           -            -             0.25%           13.0%
12/31/05         1.05           -            -             0.25%            2.4%
12/31/04         1.03           -            -             0.25%            3.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.70             2   $       17           0.00%          -36.0%
12/31/07         1.09            24           27           0.00%           -9.1%
12/31/06         1.20            11           13           0.00%           13.2%
12/31/05         1.06           -            -             0.00%            2.6%
12/31/04         1.03           -            -             0.00%            3.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008          2007          2006          2005          2004
0.7%          0.0%          0.0%          0.0%          0.0%

                             AUL American Unit Trust
                                     Dreyfus
                              Premier Third Century

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $       40,244  $       56,625           6,439
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $       40,244
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $       40,244          54,393  $         0.74
Band 100                                     -               -              0.75
Band 75                                      -               -              0.76
Band 50                                      -               -              0.76
Band 25                                      -               -              0.77
Band 0                                       -               -              0.78
                                  --------------  --------------
Total                             $       40,244          54,393
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $          -
  Mortality & expense charges                                               (599)
                                                                  --------------
  Net investment income (loss)                                              (599)
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                (3,334)
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                   (17,981)
                                                                  --------------
  Net gain (loss)                                                        (21,315)
                                                                  --------------
Increase (decrease) in net assets from operations                 $      (21,914)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended         Year ended
                                                               12/31/2008         12/31/2007
                                                             ------------      -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               $       (599)     $        (316)
  Net realized gain (loss)                                         (3,334)                18
  Realized gain distributions                                         -                  -
  Net change in unrealized appreciation (depreciation)            (17,981)               782
                                                             ------------      -------------
Increase (decrease) in net assets from operations                 (21,914)               484
                                                             ------------      -------------
Contract owner transactions:
  Proceeds from units sold                                         49,089             31,650
  Cost of units redeemed                                          (34,772)                (9)
                                                             ------------      -------------
  Increase (decrease)                                              14,317             31,641
                                                             ------------      -------------
Net increase (decrease)                                            (7,597)            32,125
Net assets, beginning                                              47,841             15,716
                                                             ------------      -------------
Net assets, ending                                           $     40,244      $      47,841
                                                             ============      =============
Units sold                                                         47,455             27,220
Units redeemed                                                    (34,678)                (6)
                                                             ------------      -------------
Net increase (decrease)                                            12,777             27,214
Units outstanding, beginning                                       41,616             14,402
                                                             ------------      -------------
Units outstanding, ending                                          54,393             41,616
                                                             ============      =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $        95,723
Cost of units redeemed                                                   (34,784)
Net investment income (loss)                                                (998)
Net realized gain (loss)                                                  (3,316)
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                     (16,381)
                                                                 ---------------
                                                                 $        40,244
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.74            54   $       40           1.25%          -35.6%
12/31/07         1.15            42           48           1.25%            5.3%
12/31/06         1.09            14           16           1.25%            7.0%
12/31/05         1.02             2            2           1.25%            2.0%
12/31/04         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.75           -     $      -             1.00%          -35.5%
12/31/07         1.16           -            -             1.00%            5.6%
12/31/06         1.10           -            -             1.00%            7.1%
12/31/05         1.02           -            -             1.00%            1.6%
12/31/04         1.01           -            -             1.00%            0.8%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.76           -     $      -             0.75%          -35.3%
12/31/07         1.17           -            -             0.75%            5.9%
12/31/06         1.10           -            -             0.75%            7.4%
12/31/05         1.03           -            -             0.75%            1.8%
12/31/04         1.01           -            -             0.75%            0.8%

                                     BAND 50

--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.76           -     $      -             0.50%          -35.2%
12/31/07         1.18           -            -             0.50%            6.1%
12/31/06         1.11           -            -             0.50%            7.6%
12/31/05         1.03           -            -             0.50%            2.1%
12/31/04         1.01           -            -             0.50%            0.8%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.77           -     $      -             0.25%          -35.0%
12/31/07         1.19           -            -             0.25%            6.4%
12/31/06         1.11           -            -             0.25%            7.9%
12/31/05         1.03           -            -             0.25%            2.3%
12/31/04         1.01           -            -             0.25%            0.9%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.78           -     $      -             0.00%          -34.8%
12/31/07         1.19           -            -             0.00%            6.7%
12/31/06         1.12           -            -             0.00%            8.2%
12/31/05         1.03           -            -             0.00%            2.6%
12/31/04         1.01           -            -             0.00%            0.9%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008          2007          2006          2005          2004
0.0%          0.0%          0.0%          0.0%          0.0%

                             AUL American Unit Trust
                                     Dreyfus
                          Premier New Leaders (Class A)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      103,030  $      188,361           4,936
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $      103,030
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      103,030         213,938  $         0.48
Band 100                                     -               -              0.48
Band 75                                      -               -              0.49
Band 50                                      -               -              0.49
Band 25                                      -               -              0.49
Band 0                                       -               -              0.49
                                  --------------  --------------
Total                             $      103,030         213,938
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $        1,241
  Mortality & expense charges                                             (1,548)
                                                                  --------------
  Net investment income (loss)                                              (307)
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                (2,104)
  Realized gain distributions                                                 14
  Net change in unrealized appreciation (depreciation)                   (68,697)
                                                                  --------------
  Net gain (loss)                                                        (70,787)
                                                                  --------------
Increase (decrease) in net assets from operations                 $      (71,094)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                              For the period
                                                               Year ended      from 5/24/07
                                                               12/31/2008       to 12/31/07
                                                             ------------     --------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               $       (307)    $          293
  Net realized gain (loss)                                         (2,104)                (7)
  Realized gain distributions                                          14             15,853
  Net change in unrealized appreciation (depreciation)            (68,697)           (16,635)
                                                             ------------     --------------
Increase (decrease) in net assets from operations                 (71,094)              (496)
                                                             ------------     --------------
Contract owner transactions:
  Proceeds from units sold                                         72,972            111,173
  Cost of units redeemed                                           (9,116)              (409)
                                                             ------------     --------------
  Increase (decrease)                                              63,856            110,764
                                                             ------------     --------------
Net increase (decrease)                                            (7,238)           110,268
Net assets, beginning                                             110,268                -
                                                             ------------     --------------
Net assets, ending                                           $    103,030     $      110,268
                                                             ============     ==============
Units sold                                                        104,799            125,441
Units redeemed                                                    (15,832)              (470)
                                                             ------------     --------------
Net increase (decrease)                                            88,967            124,971
Units outstanding, beginning                                      124,971                -
                                                             ------------     --------------
Units outstanding, ending                                         213,938            124,971
                                                             ============     ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $       184,144
Cost of units redeemed                                                    (9,525)
Net investment income (loss)                                                 (14)
Net realized gain (loss)                                                  (2,111)
Realized gain distributions                                               15,867
Net change in unrealized appreciation (depreciation)                     (85,331)
                                                                 ---------------
                                                                 $       103,030
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.48           214   $      103           1.25%          -45.4%
12/31/07         0.88           125          110           1.25%          -11.8%
05/24/07         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.48           -     $      -             1.00%          -45.3%
12/31/07         0.88           -            -             1.00%          -11.6%
05/24/07         1.00           -            -             1.00%            0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.49           -     $      -             0.75%          -45.1%
12/31/07         0.89           -            -             0.75%          -11.5%
05/24/07         1.00           -            -             0.75%            0.0%

                                     BAND 50

--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.49           -     $      -             0.50%          -45.0%
12/31/07         0.89           -            -             0.50%          -11.4%
05/24/07         1.00           -            -             0.50%            0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.49           -     $      -             0.25%          -44.9%
12/31/07         0.89           -            -             0.25%          -11.2%
05/24/07         1.00           -            -             0.25%            0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.49           -     $      -             0.00%          -44.7%
12/31/07         0.89           -            -             0.00%          -11.1%
05/24/07         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008          2007
1.2%          0.6%

                             AUL American Unit Trust
                                   Lord Abbett
                                  Mid-Cap Value

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $        5,384  $        7,907             532
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $        5,384
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $        5,384           7,534  $         0.71
Band 100                                     -               -              0.72
Band 75                                      -               -              0.73
Band 50                                      -               -              0.74
Band 25                                      -               -              0.74
Band 0                                       -               -              0.75
                                  --------------  --------------
Total                             $        5,384           7,534
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $          128
  Mortality & expense charges                                                (69)
                                                                  --------------
  Net investment income (loss)                                                59
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                (1,779)
  Realized gain distributions                                                372
  Net change in unrealized appreciation (depreciation)                      (829)
                                                                  --------------
  Net gain (loss)                                                         (2,236)
                                                                  --------------
Increase (decrease) in net assets from operations                 $       (2,177)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended         Year ended
                                                               12/31/2008         12/31/2007
                                                             ------------      -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               $         59      $           3
  Net realized gain (loss)                                         (1,779)                 1
  Realized gain distributions                                         372              1,416
  Net change in unrealized appreciation (depreciation)               (829)            (1,607)
                                                             ------------      -------------
Increase (decrease) in net assets from operations                  (2,177)              (187)
                                                             ------------      -------------
Contract owner transactions:
  Proceeds from units sold                                           (196)             2,764
  Cost of units redeemed                                             (797)              (570)
                                                             ------------      -------------
  Increase (decrease)                                                (993)             2,194
                                                             ------------      -------------
Net increase (decrease)                                            (3,170)             2,007
Net assets, beginning                                               8,554              6,547
                                                             ------------      -------------
Net assets, ending                                           $      5,384      $       8,554
                                                             ============      =============
Units sold                                                          4,825              2,183
Units redeemed                                                     (4,435)              (462)
                                                             ------------      -------------
Net increase (decrease)                                               390              1,721
Units outstanding, beginning                                        7,144              5,423
                                                             ------------      -------------
Units outstanding, ending                                           7,534              7,144
                                                             ============      =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $         8,981
Cost of units redeemed                                                    (1,869)
Net investment income (loss)                                                  36
Net realized gain (loss)                                                  (1,776)
Realized gain distributions                                                2,535
Net change in unrealized appreciation (depreciation)                      (2,523)
                                                                 ---------------
                                                                 $         5,384
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.71           8     $      5             1.25%          -40.3%
12/31/07         1.20           7            9             1.25%           -0.8%
12/31/06         1.21           5            7             1.25%           10.8%
12/31/05         1.09           2            2             1.25%            6.9%
12/31/04         1.02           -            -             1.25%            2.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.72           -     $      -             1.00%          -40.2%
12/31/07         1.21           -            -             1.00%           -0.6%
12/31/06         1.21           -            -             1.00%           11.1%
12/31/05         1.09           -            -             1.00%            7.1%
12/31/04         1.02           -            -             1.00%            2.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.73           -     $      -             0.75%          -40.0%
12/31/07         1.22           -            -             0.75%           -0.3%
12/31/06         1.22           -            -             0.75%           11.4%
12/31/05         1.10           -            -             0.75%            7.4%
12/31/04         1.02           -            -             0.75%            2.0%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.74           -     $      -              0.50%         -39.9%
12/31/07         1.23           -            -              0.50%          -0.1%
12/31/06         1.23           -            -              0.50%          11.6%
12/31/05         1.10           -            -              0.50%           7.6%
12/31/04         1.02           -            -              0.50%           2.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.74           -     $      -              0.25%         -39.7%
12/31/07         1.23           -            -              0.25%           0.2%
12/31/06         1.23           -            -              0.25%          11.9%
12/31/05         1.10           -            -              0.25%           7.9%
12/31/04         1.02           -            -              0.25%           2.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.75           -     $      -              0.00%         -39.6%
12/31/07         1.24           -            -              0.00%           0.4%
12/31/06         1.24           -            -              0.00%          12.2%
12/31/05         1.10           -            -              0.00%           8.2%
12/31/04         1.02           -            -              0.00%           2.1%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007       2006      2005      2004
1.8%       1.3%       0.5%      0.6%      0.0%

                             AUL American Unit Trust
                                   Lord Abbett
                                 Small-Cap Blend

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    3,433,475  $    4,295,334         316,741
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $    3,433,475
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $    3,280,887       3,789,643  $         0.87
Band 100                                     -               -              0.87
Band 75                                      -               -              0.88
Band 50                                      -               -              0.89
Band 25                                      -               -              0.90
Band 0                                   152,588         167,549            0.91
                                  --------------  --------------
Total                             $    3,433,475       3,957,192
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $          -
  Mortality & expense charges                                            (27,248)
                                                                  --------------
  Net investment income (loss)                                           (27,248)
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                              (113,984)
  Realized gain distributions                                               -
  Net change in unrealized appreciation (depreciation)                  (733,812)
                                                                  --------------
  Net gain (loss)                                                       (847,796)
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (875,044)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended         Year ended
                                                               12/31/2008         12/31/2007
                                                             ------------      -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               $    (27,248)     $      45,097
  Net realized gain (loss)                                       (113,984)            10,511
  Realized gain distributions                                         -              172,433
  Net change in unrealized appreciation (depreciation)           (733,812)          (115,775)
                                                             ------------      -------------
Increase (decrease) in net assets from operations                (875,044)           112,266
                                                             ------------      -------------
Contract owner transactions:
  Proceeds from units sold                                      3,144,885            936,793
  Cost of units redeemed                                         (843,488)          (551,320)
                                                             ------------      -------------
  Increase (decrease)                                           2,301,397            385,473
                                                             ------------      -------------
Net increase (decrease)                                         1,426,353            497,739
Net assets, beginning                                           2,007,122          1,509,383
                                                             ------------      -------------
Net assets, ending                                           $  3,433,475      $   2,007,122
                                                             ============      =============
Units sold                                                      3,426,561            714,921
Units redeemed                                                   (991,298)          (434,646)
                                                             ------------      -------------
Net increase (decrease)                                         2,435,263            280,275
Units outstanding, beginning                                    1,521,929          1,241,654
                                                             ------------      -------------
Units outstanding, ending                                       3,957,192          1,521,929
                                                             ============      =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $     6,173,578
Cost of units redeemed                                                (2,024,926)
Net investment income (loss)                                               6,696
Net realized gain (loss)                                                (103,345)
Realized gain distributions                                              243,331
Net change in unrealized appreciation (depreciation)                    (861,859)
                                                                 ---------------
                                                                 $     3,433,475
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.87         3,790   $    3,281           1.25%          -34.2%
12/31/07         1.32         1,433        1,885           1.25%            8.3%
12/31/06         1.22         1,222        1,485           1.25%            4.8%
12/31/05         1.16           268          311           1.25%           11.5%
12/31/04         1.04           -            -             1.25%            4.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.87           -     $      -             1.00%          -34.0%
12/31/07         1.33           -            -             1.00%            8.5%
12/31/06         1.22           -            -             1.00%            4.8%
12/31/05         1.17           -            -             1.00%           11.7%
12/31/04         1.04           -            -             1.00%            4.4%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.88           -     $      -             0.75%          -33.9%
12/31/07         1.34           -            -             0.75%            8.8%
12/31/06         1.23           -            -             0.75%            5.1%
12/31/05         1.17           -            -             0.75%           12.0%
12/31/04         1.04           -            -             0.75%            4.4%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.89           -     $      -             0.50%          -33.7%
12/31/07         1.35           -            -             0.50%            9.1%
12/31/06         1.23           -            -             0.50%            5.3%
12/31/05         1.17           -            -             0.50%           12.2%
12/31/04         1.04           -            -             0.50%            4.4%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.90           -     $      -             0.25%          -33.5%
12/31/07         1.36           -            -             0.25%            9.3%
12/31/06         1.24           -            -             0.25%            5.6%
12/31/05         1.17           -            -             0.25%           12.5%
12/31/04         1.04           -            -             0.25%            4.4%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.91            17    $     153           0.00%          -33.4%
12/31/07         1.37            89          122           0.00%            9.6%
12/31/06         1.25            19           24           0.00%            5.9%
12/31/05         1.18           -            -             0.00%           12.8%
12/31/04         1.04           -            -             0.00%            4.4%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007       2006      2005      2004
0.0%       3.8%       0.0%      0.0%      0.0%

                             AUL American Unit Trust
                                   Lord Abbett
                                 Small-Cap Value

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      132,565  $      196,939           6,966
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $      132,565
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      132,565         130,653  $         1.01
Band 100                                     -               -              1.02
Band 75                                      -               -              1.04
Band 50                                      -               -              1.05
Band 25                                      -               -              1.06
Band 0                                       -               -              1.07
                                  --------------  --------------
Total                             $      132,565         130,653
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $           92
  Mortality & expense charges                                             (1,882)
                                                                  --------------
  Net investment income (loss)                                            (1,790)
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                (6,297)
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                   (50,281)
                                                                  --------------
  Net gain (loss)                                                        (56,578)
                                                                  --------------
Increase (decrease) in net assets from operations                 $      (58,368)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended         Year ended
                                                               12/31/2008         12/31/2007
                                                             ------------      -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               $     (1,790)     $       2,788
  Net realized gain (loss)                                         (6,297)             8,614
  Realized gain distributions                                         -               17,513
  Net change in unrealized appreciation (depreciation)            (50,281)           (15,717)
                                                             ------------      -------------
Increase (decrease) in net assets from operations                 (58,368)            13,198
                                                             ------------      -------------
Contract owner transactions:
  Proceeds from units sold                                         51,774             47,696
  Cost of units redeemed                                          (11,287)           (46,945)
                                                             ------------      -------------
  Increase (decrease)                                              40,487                751
                                                             ------------      -------------
Net increase (decrease)                                           (17,881)            13,949
Net assets, beginning                                             150,446            136,497
                                                             ------------      -------------
Net assets, ending                                           $    132,565      $     150,446
                                                             ============      =============
Units sold                                                         41,880             32,675
Units redeemed                                                    (12,042)           (31,444)
                                                             ------------      -------------
Net increase (decrease)                                            29,838              1,231
Units outstanding, beginning                                      100,815             99,584
                                                             ------------      -------------
Units outstanding, ending                                         130,653            100,815
                                                             ============      =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $       273,925
Cost of units redeemed                                                  (122,011)
Net investment income (loss)                                                (829)
Net realized gain (loss)                                                   3,447
Realized gain distributions                                               42,407
Net change in unrealized appreciation (depreciation)                     (64,374)
                                                                 ---------------
                                                                 $       132,565
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.01           131   $      133           1.25%          -32.0%
12/31/07         1.49           101          150           1.25%            8.9%
12/31/06         1.37            99          136           1.25%           19.2%
12/31/05         1.15            65           75           1.25%           11.7%
12/31/04         1.03           -            -             1.25%            3.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.02           -     $      -             1.00%          -31.8%
12/31/07         1.50           -            -             1.00%            9.1%
12/31/06         1.38           -            -             1.00%           19.1%
12/31/05         1.16           -            -             1.00%           12.2%
12/31/04         1.03           -            -             1.00%            3.1%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.04           -     $      -             0.75%          -31.7%
12/31/07         1.52           -            -             0.75%            9.4%
12/31/06         1.38           -            -             0.75%           19.4%
12/31/05         1.16           -            -             0.75%           12.5%
12/31/04         1.03           -            -             0.75%            3.1%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.05           -     $      -             0.50%          -31.5%
12/31/07         1.53           -            -             0.50%            9.7%
12/31/06         1.39           -            -             0.50%           19.7%
12/31/05         1.16           -            -             0.50%           12.7%
12/31/04         1.03           -            -             0.50%            3.1%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.06           -     $      -             0.25%          -31.3%
12/31/07         1.54           -            -             0.25%           10.0%
12/31/06         1.40           -            -             0.25%           20.0%
12/31/05         1.17           -            -             0.25%           13.0%
12/31/04         1.03           -            -             0.25%            3.1%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.07           -     $      -             0.00%          -31.2%
12/31/07         1.55           -            -             0.00%           10.2%
12/31/06         1.41           -            -             0.00%           20.3%
12/31/05         1.17           -            -             0.00%           13.3%
12/31/04         1.03           -            -             0.00%            3.1%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007       2006      2005      2004
0.1%       3.2%       0.0%      0.0%      0.0%

                             AUL American Unit Trust
                                   Lord Abbett
                                Developing Growth

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      514,711  $      869,881          49,207
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $      514,711
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      228,907         264,576  $         0.87
Band 100                                  29,615          33,884            0.87
Band 75                                      -               -              0.88
Band 50                                      -               -              0.89
Band 25                                   74,095          82,239            0.90
Band 0                                   182,094         200,072            0.91
                                  --------------  --------------
Total                             $      514,711         580,771
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $          -
  Mortality & expense charges                                             (4,381)
                                                                  --------------
  Net investment income (loss)                                            (4,381)
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                               (57,194)
  Realized gain distributions                                               -
  Net change in unrealized appreciation (depreciation)                  (384,619)
                                                                  --------------
  Net gain (loss)                                                       (441,813)
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (446,194)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended         Year ended
                                                               12/31/2008         12/31/2007
                                                             ------------      -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               $     (4,381)     $      51,233
  Net realized gain (loss)                                        (57,194)             2,564
  Realized gain distributions                                         -               33,499
  Net change in unrealized appreciation (depreciation)           (384,619)            86,902
                                                             ------------      -------------
Increase (decrease) in net assets from operations                (446,194)           174,198
                                                             ------------      -------------
Contract owner transactions:
  Proceeds from units sold                                        489,584            347,854
  Cost of units redeemed                                         (343,409)          (172,456)
                                                             ------------      -------------
  Increase (decrease)                                             146,175            175,398
                                                             ------------      -------------
Net increase (decrease)                                          (300,019)           349,596
Net assets, beginning                                             814,730            465,133
                                                             ------------      -------------
Net assets, ending                                           $    514,711      $     814,730
                                                             ============      =============
Units sold                                                        363,798            224,088
Units redeemed                                                   (257,922)          (115,084)
                                                             ------------      -------------
Net increase (decrease)                                           105,876            109,004
Units outstanding, beginning                                      474,895            365,891
                                                             ------------      -------------
Units outstanding, ending                                         580,771            474,895
                                                             ============      =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $     1,444,798
Cost of units redeemed                                                  (668,074)
Net investment income (loss)                                              46,474
Net realized gain (loss)                                                 (56,959)
Realized gain distributions                                              103,642
Net change in unrealized appreciation (depreciation)                    (355,170)
                                                                 ---------------
                                                                 $       514,711
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.87           265   $      229           1.25%          -48.2%
12/31/07         1.67           107          179           1.25%           34.0%
12/31/06         1.25            23           29           1.25%           11.2%
12/31/05         1.12           -            -             1.25%            9.8%
12/31/04         1.02           -            -             1.25%            2.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.87            34   $       30           1.00%          -48.0%
12/31/07         1.68            36           60           1.00%           34.3%
12/31/06         1.25            66           83           1.00%           11.2%
12/31/05         1.13           -            -             1.00%           10.3%
12/31/04         1.02           -            -             1.00%            2.1%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.88           -     $      -             0.75%          -47.9%
12/31/07         1.69           -            -             0.75%           34.7%
12/31/06         1.26           -            -             0.75%           11.5%
12/31/05         1.13           -            -             0.75%           10.6%
12/31/04         1.02           -            -             0.75%            2.1%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.89           -     $      -             0.50%          -47.8%
12/31/07         1.71           -            -             0.50%           35.0%
12/31/06         1.27           -            -             0.50%           11.8%
12/31/05         1.13           -            -             0.50%           10.9%
12/31/04         1.02           -            -             0.50%            2.1%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.90            82   $       74           0.25%          -47.6%
12/31/07         1.72           -            -             0.25%           35.3%
12/31/06         1.27           -            -             0.25%           12.0%
12/31/05         1.13           -            -             0.25%           11.1%
12/31/04         1.02           -            -             0.25%            2.1%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.91            20    $     182           0.00%          -47.5%
12/31/07         1.73           332          576           0.00%           35.7%
12/31/06         1.28           276          353           0.00%           12.3%
12/31/05         1.14           -            -             0.00%           11.4%
12/31/04         1.02           -            -             0.00%            2.1%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007       2006      2005      2004
0.0%       8.3%       0.0%      0.0%      0.0%

                             AUL American Unit Trust
                                   Lord Abbett
                              Growth Opportunities

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $       39,291  $       44,687           3,118
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $       39,291
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $       39,291          47,943  $         0.82
Band 100                                     -               -              0.83
Band 75                                      -               -              0.84
Band 50                                      -               -              0.84
Band 25                                      -               -              0.85
Band 0                                       -               -              0.86
                                  --------------  --------------
Total                             $       39,291          47,943
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $          -
  Mortality & expense charges                                               (214)
                                                                  --------------
  Net investment income (loss)                                              (214)
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                (1,524)
  Realized gain distributions                                                473
  Net change in unrealized appreciation (depreciation)                    (5,091)
                                                                  --------------
  Net gain (loss)                                                         (6,142)
                                                                  --------------
Increase (decrease) in net assets from operations                 $       (6,356)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended         Year ended
                                                               12/31/2008         12/31/2007
                                                             ------------      -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               $       (214)     $         296
  Net realized gain (loss)                                         (1,524)                 1
  Realized gain distributions                                         473                471
  Net change in unrealized appreciation (depreciation)             (5,091)              (243)
                                                             ------------      -------------
Increase (decrease) in net assets from operations                  (6,356)               525
                                                             ------------      -------------
Contract owner transactions:
  Proceeds from units sold                                         46,168              5,173
  Cost of units redeemed                                           (7,235)                (5)
                                                             ------------      -------------
  Increase (decrease)                                              38,933              5,168
                                                             ------------      -------------
Net increase (decrease)                                            32,577              5,693
Net assets, beginning                                               6,714              1,021
                                                             ------------      -------------
Net assets, ending                                           $     39,291      $       6,714
                                                             ============      =============
Units sold                                                         49,499              4,084
Units redeemed                                                     (6,543)                (5)
                                                             ------------      -------------
Net increase (decrease)                                            42,956              4,079
Units outstanding, beginning                                        4,987                908
                                                             ------------      -------------
Units outstanding, ending                                          47,943              4,987
                                                             ============      =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $        52,344
Cost of units redeemed                                                    (7,246)
Net investment income (loss)                                                  75
Net realized gain (loss)                                                  (1,523)
Realized gain distributions                                                1,037
Net change in unrealized appreciation (depreciation)                      (5,396)
                                                                 ---------------
                                                                 $        39,291
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.82            48   $       39           1.25%          -39.1%
12/31/07         1.35             5            7           1.25%           19.5%
12/31/06         1.13             1            1           1.25%            5.3%
12/31/05         1.07           -            -             1.25%            2.9%
12/31/04         1.04           -            -             1.25%            4.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.83           -     $      -             1.00%          -39.0%
12/31/07         1.36           -            -             1.00%           19.8%
12/31/06         1.13           -            -             1.00%            5.9%
12/31/05         1.07           -            -             1.00%            3.2%
12/31/04         1.04           -            -             1.00%            3.7%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.84           -     $      -             0.75%          -38.8%
12/31/07         1.37           -            -             0.75%           20.1%
12/31/06         1.14           -            -             0.75%            6.3%
12/31/05         1.07           -            -             0.75%            3.2%
12/31/04         1.04           -            -             0.75%            3.7%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.84           -     $      -             0.50%          -38.7%
12/31/07         1.38           -            -             0.50%           20.4%
12/31/06         1.14           -            -             0.50%            6.6%
12/31/05         1.07           -            -             0.50%            3.5%
12/31/04         1.04           -            -             0.50%            3.7%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.85           -     $      -             0.25%          -38.5%
12/31/07         1.39           -            -             0.25%           20.7%
12/31/06         1.15           -            -             0.25%            6.9%
12/31/05         1.08           -            -             0.25%            3.8%
12/31/04         1.04           -            -             0.25%            3.8%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.86           -     $      -             0.00%          -38.4%
12/31/07         1.40           -            -             0.00%           21.0%
12/31/06         1.16           -            -             0.00%            7.1%
12/31/05         1.08           -            -             0.00%            4.0%
12/31/04         1.04           -            -             0.00%            3.8%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007       2006      2005      2004
0.0%       8.2%       0.0%      0.0%      0.0%

                             AUL American Unit Trust
                                   Lord Abbett
                          Developing Growth (Class R3)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $       11,948  $       14,246           1,128
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $       11,948
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $       11,948          22,594  $         0.53
Band 100                                     -               -              0.53
Band 75                                      -               -              0.53
Band 50                                      -               -              0.53
Band 25                                      -               -              0.53
Band 0                                       -               -              0.54
                                  --------------  --------------
Total                             $       11,948          22,594
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $          -
  Mortality & expense charges                                                (51)
                                                                  --------------
  Net investment income (loss)                                               (51)
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                  (772)
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                    (2,298)
                                                                  --------------
  Net gain (loss)                                                         (3,070)
                                                                  --------------
Increase (decrease) in net assets from operations                 $       (3,121)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                              For the period
                                                               Year ended      from 11/12/07
                                                               12/31/2008        to 12/31/07
                                                             ------------     --------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               $        (51)     $         -
  Net realized gain (loss)                                           (772)               -
  Realized gain distributions                                         -                  -
  Net change in unrealized appreciation (depreciation)             (2,298)               -
                                                             ------------     --------------
Increase (decrease) in net assets from operations                  (3,121)               -
                                                             ------------     --------------
Contract owner transactions:
  Proceeds from units sold                                         21,713                -
  Cost of units redeemed                                           (6,644)               -
                                                             ------------     --------------
  Increase (decrease)                                              15,069                -
                                                             ------------     --------------
Net increase (decrease)                                            11,948                -
Net assets, beginning                                                 -                  -
                                                             ------------     --------------
Net assets, ending                                           $     11,948      $         -
                                                             ============      =============
Units sold                                                         36,680                -
Units redeemed                                                    (14,086)               -
                                                             ------------     --------------
Net increase (decrease)                                            22,594                -
Units outstanding, beginning                                         -                   -
                                                             ------------     --------------
Units outstanding, ending                                          22,594                -
                                                             ============      =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $        21,713
Cost of units redeemed                                                    (6,644)
Net investment income (loss)                                                 (51)
Net realized gain (loss)                                                    (772)
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                      (2,298)
                                                                 ---------------
                                                                 $        11,948
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.53            23   $       12           1.25%          -48.2%
12/31/07         1.02           -            -             1.25%            2.1%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.53           -     $      -             1.00%          -48.1%
12/31/07         1.02           -            -             1.00%            2.2%
11/12/07         1.00           -            -             1.00%            0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.53           -     $      -             0.75%          -48.0%
12/31/07         1.02           -            -             0.75%            2.2%
11/12/07         1.00           -            -             0.75%            0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.53           -     $      -             0.50%          -47.8%
12/31/07         1.02           -            -             0.50%            2.2%
11/12/07         1.00           -            -             0.50%            0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.53           -     $      -             0.25%          -47.7%
12/31/07         1.02           -            -             0.25%            2.3%
11/12/07         1.00           -            -             0.25%            0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.54           -     $      -             0.00%          -47.6%
12/31/07         1.02           -            -             0.00%            2.3%
11/12/07         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007
0.0%       0.0%

                             AUL American Unit Trust
                                   Lord Abbett
                         Growth Opportunities (Class R3)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $           43  $           44               3
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $           43
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $           43              69  $         0.62
Band 100                                     -               -              0.62
Band 75                                      -               -              0.63
Band 50                                      -               -              0.63
Band 25                                      -               -              0.63
Band 0                                       -               -              0.63
                                  --------------  --------------
Total                             $           43              69
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $          -
  Mortality & expense charges                                                -
                                                                  --------------
  Net investment income (loss)                                               -
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                   -
  Realized gain distributions                                                  2
  Net change in unrealized appreciation (depreciation)                        (1)
                                                                  --------------
  Net gain (loss)                                                              1
                                                                  --------------
Increase (decrease) in net assets from operations                 $            1
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                              For the period
                                                               Year ended      from 11/12/07
                                                               12/31/2008        to 12/31/07
                                                             ------------     --------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               $        -       $          -
  Net realized gain (loss)                                            -                  -
  Realized gain distributions                                           2                -
  Net change in unrealized appreciation (depreciation)                 (1)               -
                                                             ------------     --------------
Increase (decrease) in net assets from operations                       1                -
                                                             ------------     --------------
Contract owner transactions:
  Proceeds from units sold                                             42                -
  Cost of units redeemed                                              -                  -
                                                             ------------     --------------
  Increase (decrease)                                                  42                -
                                                             ------------     --------------
Net increase (decrease)                                                43                -
Net assets, beginning                                                 -                  -
                                                             ------------     --------------
Net assets, ending                                           $         43     $          -
                                                             ============     ==============

Units sold                                                             69                -
Units redeemed                                                        -                  -
                                                             ------------     --------------
Net increase (decrease)                                                69                -
Units outstanding, beginning                                          -                  -
                                                             ------------     --------------
Units outstanding, ending                                              69                -
                                                             ============     ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $            42
Cost of units redeemed                                                       -
Net investment income (loss)                                                 -
Net realized gain (loss)                                                     -
Realized gain distributions                                                    2
Net change in unrealized appreciation (depreciation)                          (1)
                                                                 ---------------
                                                                 $            43
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.62             0   $        0           1.25%          -39.1%
12/31/07         1.02           -            -             1.25%            2.3%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.62           -     $      -             1.00%          -39.0%
12/31/07         1.02           -            -             1.00%            2.3%
11/12/07         1.00           -            -             1.00%            0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.63           -     $      -             0.75%          -38.8%
12/31/07         1.02           -            -             0.75%            2.3%
11/12/07         1.00           -            -             0.75%            0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.63           -     $      -             0.50%          -38.6%
12/31/07         1.02           -            -             0.50%            2.4%
11/12/07         1.00           -            -             0.50%            0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.63           -     $      -             0.25%          -38.5%
12/31/07         1.02           -            -             0.25%            2.4%
11/12/07         1.00           -            -             0.25%            0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.63           -     $      -             0.00%          -38.3%
12/31/07         1.02           -            -             0.00%            2.4%
11/12/07         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007
0.0%       0.0%

                             AUL American Unit Trust
                                    Thornburg
                                   Core Growth

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $    1,580,322    $    2,984,730           161,918
Receivables: investments sold                    -      ==============    ==============
Payables: investments purchased                  -
                                      --------------
Net assets                            $    1,580,322
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band 125                              $    1,437,770         1,885,904    $         0.76
Band 100                                         -                 -                0.77
Band 75                                          -                 -                0.78
Band 50                                          -                 -                0.79
Band 25                                          -                 -                0.79
Band 0                                       142,552           177,751              0.80
                                      --------------         ---------
Total                                 $    1,580,322         2,063,655
                                      ==============         =========

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                           (26,664)
                                                                  --------------
   Net investment income (loss)                                          (26,664)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                             (214,359)
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)               (1,382,452)
                                                                  --------------
   Net gain (loss)                                                    (1,596,811)
                                                                  --------------
Increase (decrease) in net assets from operations                 $   (1,623,475)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2008      12/31/2007
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $    (26,664)   $    (93,451)
   Net realized gain (loss)                             (214,359)      1,125,107
   Realized gain distributions                               -             5,369
   Net change in unrealized appreciation
   (depreciation)                                     (1,382,452)       (452,901)
                                                    ------------    ------------
Increase (decrease) in net assets from operations     (1,623,475)        584,124
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                            1,177,090       6,618,503
   Cost of units redeemed                               (778,498)     (9,697,699)
                                                    ------------    ------------
   Increase (decrease)                                   398,592      (3,079,196)
                                                    ------------    ------------
Net increase (decrease)                               (1,224,883)     (2,495,072)
Net assets, beginning                                  2,805,205       5,300,277
                                                    ------------    ------------
Net assets, ending                                  $  1,580,322    $  2,805,205
                                                    ============    ============
Units sold                                             1,151,245       4,246,252
Units redeemed                                          (859,907)     (6,170,896)
                                                    ------------    ------------
Net increase (decrease)                                  291,338      (1,924,644)
Units outstanding, beginning                           1,772,317       3,696,961
                                                    ------------    ------------
Units outstanding, ending                              2,063,655       1,772,317
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                            $ 13,809,473
Cost of units redeemed                                               (11,628,308)
Net investment income (loss)                                            (153,861)
Net realized gain (loss)                                                 950,872
Realized gain distributions                                                6,554
Net change in unrealized appreciation (depreciation)                  (1,404,408)
                                                                    ------------
                                                                    $  1,580,322
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                             BAND 125
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     0.76            1,886     $     1,438             1.25%             -51.6%
12/31/07               1.58            1,565           2,466             1.25%               9.9%
12/31/06               1.43            3,697           5,300             1.25%              16.6%
12/31/05               1.23              316             389             1.25%              20.6%
12/31/04               1.02              -               -               1.25%               2.0%

                                             BAND 100
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     0.77             -         $     -                1.00%             -51.5%
12/31/07               1.59             -               -                1.00%              10.2%
12/31/06               1.44             -               -                1.00%              16.8%
12/31/05               1.23             -               -                1.00%              20.6%
12/31/04               1.02             -               -                1.00%               2.3%

                                             BAND 75
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     0.78             -         $     -                0.75%             -51.4%
12/31/07               1.60             -               -                0.75%              10.5%
12/31/06               1.45             -               -                0.75%              17.1%
12/31/05               1.24             -               -                0.75%              20.9%
12/31/04               1.02             -               -                0.75%               2.3%

                                             BAND 50
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     0.79             -         $     -                0.50%             -51.2%
12/31/07               1.61             -               -                0.50%              10.7%
12/31/06               1.46             -               -                0.50%              17.4%
12/31/05               1.24             -               -                0.50%              21.2%
12/31/04               1.02             -               -                0.50%               2.3%

                                             BAND 25
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     0.79             -         $     -                0.25%             -51.1%
12/31/07               1.62             -               -                0.25%              11.0%
12/31/06               1.46             -               -                0.25%              17.7%
12/31/05               1.24             -               -                0.25%              21.5%
12/31/04               1.02             -               -                0.25%               2.3%

                                              BAND 0
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     0.80               18      $      143             0.00%             -51.0%
12/31/07               1.64              207             339             0.00%              11.3%
12/31/06               1.47              -               -               0.00%              18.0%
12/31/05               1.25              -               -               0.00%              21.8%
12/31/04               1.02              -               -               0.00%               2.3%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007          2006      2005          2004
0.0%       0.0%          0.0%      0.0%          0.0%

                             AUL American Unit Trust
                                    Thornburg
                               International Value

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $    3,812,041    $    6,022,469           199,687
Receivables: investments sold                    -      ==============    ==============
Payables: investments purchased                  -
                                      --------------
Investments                           $    3,812,041
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band 125                              $    3,458,907         3,190,732    $         1.08
Band 100                                      78,648            71,819              1.10
Band 75                                          -                 -                1.11
Band 50                                          -                 -                1.12
Band 25                                          -                 -                1.13
Band 0                                       274,486           240,703              1.14
                                      --------------         ---------
Total                                 $    3,812,041         3,503,254
                                      ==============         =========

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $       54,394
   Mortality & expense charges                                           (50,026)
                                                                  --------------
   Net investment income (loss)                                            4,368
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                             (111,856)
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)               (2,307,277)
                                                                  --------------
   Net gain (loss)                                                    (2,419,133)
                                                                  --------------
Increase (decrease) in net assets from operations                 $   (2,414,765)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2008      12/31/2007
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $      4,368    $    (44,034)
  Net realized gain (loss)                              (111,856)      1,336,438
  Realized gain distributions                                -           746,572
  Net change in unrealized appreciation
  (depreciation)                                      (2,307,277)       (422,897)
                                                    ------------    ------------
Increase (decrease) in net assets from operations     (2,414,765)      1,616,079
                                                    ------------    ------------
Contract owner transactions:
    Proceeds from units sold                           3,708,483       4,850,359
    Cost of units redeemed                            (1,866,147)     (7,158,304)
                                                    ------------    ------------
    Increase (decrease)                                1,842,336      (2,307,945)
                                                    ------------    ------------
Net increase (decrease)                                 (572,429)       (691,866)
Net assets, beginning                                  4,384,470       5,076,336
                                                    ------------    ------------
Net assets, ending                                  $  3,812,041    $  4,384,470
                                                    ============    ============
Units sold                                             2,452,034       2,871,090
Units redeemed                                        (1,257,604)     (3,928,185)
                                                    ------------    ------------
Net increase (decrease)                                1,194,429      (1,057,095)
Units outstanding, beginning                           2,308,825       3,365,920
                                                    ------------    ------------
Units outstanding, ending                              3,503,254       2,308,825
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                            $ 13,523,609
Cost of units redeemed                                                (9,546,307)
Net investment income (loss)                                             (37,410)
Net realized gain (loss)                                               1,243,099
Realized gain distributions                                              839,478
Net change in unrealized appreciation (depreciation)                  (2,210,428)
                                                                    ------------
                                                                    $  3,812,041
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                             BAND 125
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     1.08            3,191     $     3,459             1.25%             -42.7%
12/31/07               1.89            2,035           3,849             1.25%              25.9%
12/31/06               1.50            3,132           4,704             1.25%              23.1%
12/31/05               1.22              752             917             1.25%              16.2%
12/31/04               1.05              -               -               1.25%               5.0%

                                             BAND 100
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     1.10               72     $        79             1.00%             -42.5%
12/31/07               1.91               43              82             1.00%              26.2%
12/31/06               1.51               44              66             1.00%              23.8%
12/31/05               1.22             -                -               1.00%              16.4%
12/31/04               1.05             -                -               1.00%               4.8%

                                             BAND 75
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     1.11             -        $       -               0.75%             -42.4%
12/31/07               1.92             -                -               0.75%              26.5%
12/31/06               1.52             -                -               0.75%              24.3%
12/31/05               1.22             -                -               0.75%              16.5%
12/31/04               1.05             -                -               0.75%               4.8%

                                             BAND 50
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     1.12             -        $       -               0.50%             -42.3%
12/31/07               1.94             -                -               0.50%              26.9%
12/31/06               1.53             -                -               0.50%              24.5%
12/31/05               1.23             -                -               0.50%              16.9%
12/31/04               1.05             -                -               0.50%               4.8%

                                             BAND 25
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     1.13             -        $       -               0.25%             -42.1%
12/31/07               1.95             -                -               0.25%              27.2%
12/31/06               1.53             -                -               0.25%              24.8%
12/31/05               1.23             -                -               0.25%              17.2%
12/31/04               1.05             -                -               0.25%               4.8%

                                              BAND 0
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     1.14              24      $       274             0.00%             -42.0%
12/31/07               1.96             231              453             0.00%              27.5%
12/31/06               1.54             199              307             0.00%              25.1%
12/31/05               1.23             -                -               0.00%              17.5%
12/31/04               1.05             -                -               0.00%               4.8%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007          2006      2005          2004
1.3%       0.9%          1.1%      0.5%          0.0%

                             AUL American Unit Trust
                                    Thornburg
                               Limited-Term Income

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $    2,699,007    $    2,870,080           233,074
Receivables: investments sold                    -      ==============    ==============
Payables: investments purchased                  -
                                      --------------
Net assets                            $    2,699,007
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band 125                              $    2,698,368         2,647,722    $         1.02
Band 100                                         639               621              1.03
Band 75                                          -                 -                1.04
Band 50                                          -                 -                1.05
Band 25                                          -                 -                1.06
Band 0                                           -                 -                1.07
                                      --------------    --------------
Total                                 $    2,699,007         2,648,343
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $      139,737
   Mortality & expense charges                                           (37,666)
                                                                  --------------
   Net investment income (loss)                                          102,071
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                              (36,175)
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                 (215,815)
                                                                  --------------
   Net gain (loss)                                                      (251,990)
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (149,919)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2008      12/31/2007
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $    102,071    $     56,003
   Net realized gain (loss)                              (36,175)           (633)
   Realized gain distributions                               -               -
   Net change in unrealized appreciation
   (depreciation)                                       (215,815)         44,910
                                                    ------------    ------------
Increase (decrease) in net assets from operations       (149,919)        100,280
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                            1,555,031       4,124,285
   Cost of units redeemed                             (1,451,494)     (1,584,521)
                                                    ------------    ------------
   Increase (decrease)                                   103,537       2,539,764
                                                    ------------    ------------
Net increase (decrease)                                  (46,382)      2,640,044
Net assets, beginning                                  2,745,389         105,345
                                                    ------------    ------------
Net assets, ending                                  $  2,699,007    $  2,745,389
                                                    ============    ============
Units sold                                             1,859,881       3,672,447
Units redeemed                                        (1,779,487)     (1,207,587)
                                                    ------------    ------------
Net increase (decrease)                                   80,394       2,464,860
Units outstanding, beginning                           2,567,949         103,089
                                                    ------------    ------------
Units outstanding, ending                              2,648,343       2,567,949
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                            $  5,785,527
Cost of units redeemed                                                (3,039,066)
Net investment income (loss)                                             160,449
Net realized gain (loss)                                                 (36,830)
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                    (171,073)
                                                                    ------------
                                                                    $  2,699,007
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                             BAND 125
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     1.02            2,648     $     2,698             1.25%              -4.7%
12/31/07               1.07            2,568           2,745             1.25%               4.6%
12/31/06               1.02              103             105             1.25%               2.2%
12/31/05               1.00              -               -               1.25%               0.0%
12/31/04               1.00              -               -               1.25%               0.0%

                                             BAND 100
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     1.03              1       $       1               1.00%              -4.4%
12/31/07               1.08            -               -                 1.00%               4.9%
12/31/06               1.03            -               -                 1.00%               2.5%
12/31/05               1.00            -               -                 1.00%               0.4%
12/31/04               1.00            -               -                 1.00%              -0.2%

                                             BAND 75
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     1.04             -         $     -                0.75%              -4.2%
12/31/07               1.09             -               -                0.75%               5.1%
12/31/06               1.03             -               -                0.75%               2.8%
12/31/05               1.00             -               -                0.75%               0.6%
12/31/04               1.00             -               -                0.75%              -0.2%

                                             BAND 50
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     1.05             -         $     -                0.50%              -4.0%
12/31/07               1.09             -               -                0.50%               5.4%
12/31/06               1.04             -               -                0.50%               3.0%
12/31/05               1.00             -               -                0.50%               0.7%
12/31/04               1.00             -               -                0.50%              -0.2%

                                             BAND 25
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     1.06             -         $     -                0.25%              -3.7%
12/31/07               1.10             -               -                0.25%               5.7%
12/31/06               1.04             -               -                0.25%               3.3%
12/31/05               1.01             -               -                0.25%               1.1%
12/31/04               1.00             -               -                0.25%              -0.2%

                                             BAND 0
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     1.07             -         $     -                0.00%              -3.5%
12/31/07               1.11             -               -                0.00%               5.9%
12/31/06               1.05             -               -                0.00%               3.6%
12/31/05               1.01             -               -                0.00%               1.4%
12/31/04               1.00             -               -                0.00%              -0.1%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007          2006      2005          2004
5.1%       5.6%          6.5%      0.0%          0.0%

                             AUL American Unit Trust
                                    Thornburg
                           Limited-Term US Government

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $      399,547    $      389,138            29,270
Receivables: investments sold                    -      ==============    ==============
Payables: investments purchased                  -
                                      --------------
Net assets                            $      399,547
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band 125                              $      399,547           353,683    $         1.13
Band 100                                         -                 -                1.14
Band 75                                          -                 -                1.15
Band 50                                          -                 -                1.16
Band 25                                          -                 -                1.18
Band 0                                           -                 -                1.19
                                      --------------           -------
Total                                 $      399,547           353,683
                                      ==============           =======

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $        6,092
   Mortality & expense charges                                            (2,655)
                                                                  --------------
   Net investment income (loss)                                            3,437
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                               (1,040)
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                    7,842
                                                                  --------------
   Net gain (loss)                                                         6,802
                                                                  --------------
Increase (decrease) in net assets from operations                 $       10,239
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2008      12/31/2007
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $      3,437    $      1,380
   Net realized gain (loss)                               (1,040)            304
   Realized gain distributions                               -               -
   Net change in unrealized appreciation
   (depreciation)                                          7,842           2,563
                                                    ------------    ------------
Increase (decrease) in net assets from operations         10,239           4,247
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                              628,719         144,119
   Cost of units redeemed                               (355,745)        (39,363)
                                                    ------------    ------------
   Increase (decrease)                                   272,974         104,756
                                                    ------------    ------------
Net increase (decrease)                                  283,213         109,003
Net assets, beginning                                    116,334           7,331
                                                    ------------    ------------
Net assets, ending                                  $    399,547    $    116,334
                                                    ============    ============
Units sold                                               571,797         139,126
Units redeemed                                          (326,633)        (37,822)
                                                    ------------    ------------
Net increase (decrease)                                  245,164         101,304
Units outstanding, beginning                             108,519           7,215
                                                    ------------    ------------
Units outstanding, ending                                353,683         108,519
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                            $    780,156
Cost of units redeemed                                                  (395,112)
Net investment income (loss)                                               4,830
Net realized gain (loss)                                                    (736)
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                      10,409
                                                                    ------------
                                                                    $    399,547
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                             BAND 125
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     1.13              354      $      400             1.25%               5.4%
12/31/07               1.07              109             116             1.25%               5.4%
12/31/06               1.02              7               7               1.25%               1.7%
12/31/05               1.00              -               -               1.25%               0.0%
12/31/04               1.00              -               -               1.25%               0.0%

                                             BAND 100
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     1.14             -         $     -                1.00%               5.6%
12/31/07               1.08             -               -                1.00%               5.7%
12/31/06               1.02             -               -                1.00%               2.3%
12/31/05               1.00             -               -                1.00%               0.2%
12/31/04               1.00             -               -                1.00%              -0.3%

                                             BAND 75
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     1.15             -         $     -                0.75%               5.9%
12/31/07               1.09             -               -                0.75%               5.9%
12/31/06               1.03             -               -                0.75%               2.5%
12/31/05               1.00             -               -                0.75%               0.5%
12/31/04               1.00             -               -                0.75%              -0.3%

                                             BAND 50
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     1.16             -         $     -                0.50%               6.2%
12/31/07               1.10             -               -                0.50%               6.2%
12/31/06               1.03             -               -                0.50%               2.8%
12/31/05               1.00             -               -                0.50%               0.7%
12/31/04               1.00             -               -                0.50%              -0.3%

                                             BAND 25
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     1.18             -         $     -                0.25%               6.4%
12/31/07               1.11             -               -                0.25%               6.5%
12/31/06               1.04             -               -                0.25%               3.0%
12/31/05               1.01             -               -                0.25%               1.0%
12/31/04               1.00             -               -                0.25%              -0.2%

                                             BAND 0
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     1.19             -         $     -                0.00%               6.7%
12/31/07               1.11             -               -                0.00%               6.7%
12/31/06               1.04             -               -                0.00%               3.3%
12/31/05               1.01             -               -                0.00%               1.2%
12/31/04               1.00             -               -                0.00%              -0.2%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007          2006      2005          2004
2.4%       3.5%          0.6%      0.0%          0.0%

                             AUL American Unit Trust
                                    Thornburg
                                      Value

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $      835,692    $    1,156,136            38,671
Receivables: investments sold                    -      ==============    ==============
Payables: investments purchased                  -
                                      --------------
Net assets                            $      835,692
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band 125                              $      784,450           987,743    $         0.79
Band 100                                         -                 -                0.80
Band 75                                          -                 -                0.81
Band 50                                          -                 -                0.82
Band 25                                          -                 -                0.83
Band 0                                        51,242            61,335              0.84
                                      --------------         ---------
Total                                 $      835,692         1,049,078
                                      ==============         =========

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $        8,562
   Mortality & expense charges                                           (12,635)
                                                                  --------------
   Net investment income (loss)                                           (4,073)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                             (383,989)
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                 (198,548)
                                                                  --------------
   Net gain (loss)                                                      (582,537)
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (586,610)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2008      12/31/2007
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $     (4,073)   $     (5,182)
   Net realized gain (loss)                             (383,989)         37,022
   Realized gain distributions                               -            98,388
   Net change in unrealized appreciation
   (depreciation)                                       (198,548)       (126,673)
                                                    ------------    ------------
Increase (decrease) in net assets from operations       (586,610)          3,555
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                              538,214       2,122,587
   Cost of units redeemed                               (284,474)     (1,194,553)
                                                    ------------    ------------
   Increase (decrease)                                   253,740         928,034
                                                    ------------    ------------
Net increase (decrease)                                 (332,870)        931,589
Net assets, beginning                                  1,168,562         236,973
                                                    ------------    ------------
Net assets, ending                                  $    835,692    $  1,168,562
                                                    ============    ============
Units sold                                               887,115       1,521,293
Units redeemed                                          (684,837)       (854,259)
                                                    ------------    ------------
Net increase (decrease)                                  202,278         667,034
Units outstanding, beginning                             846,800         179,766
                                                    ------------    ------------
Units outstanding, ending                              1,049,078         846,800
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                            $  2,904,181
Cost of units redeemed                                                (1,498,710)
Net investment income (loss)                                              (9,103)
Net realized gain (loss)                                                (344,560)
Realized gain distributions                                              104,328
Net change in unrealized appreciation (depreciation)                    (320,444)
                                                                    ------------
                                                                    $    835,692
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                             BAND 125
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     0.79              988      $      784             1.25%             -42.3%
12/31/07               1.38              793           1,092             1.25%               4.6%
12/31/06               1.32              180             237             1.25%              19.6%
12/31/05               1.10              -               -               1.25%               8.9%
12/31/04               1.01              -               -               1.25%               1.0%

                                             BAND 100
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     0.80             -         $     -                1.00%             -42.2%
12/31/07               1.39             -               -                1.00%               4.9%
12/31/06               1.32             -               -                1.00%              20.2%
12/31/05               1.10             -               -                1.00%               8.5%
12/31/04               1.01             -               -                1.00%               1.4%

                                             BAND 75
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     0.81             -         $     -                0.75%             -42.0%
12/31/07               1.40             -               -                0.75%               5.1%
12/31/06               1.33             -               -                0.75%              20.7%
12/31/05               1.10             -               -                0.75%               8.6%
12/31/04               1.01             -               -                0.75%               1.4%

                                             BAND 50
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     0.82             -         $     -                0.50%             -41.9%
12/31/07               1.41             -               -                0.50%               5.4%
12/31/06               1.34             -               -                0.50%              21.0%
12/31/05               1.10             -               -                0.50%               8.9%
12/31/04               1.01             -               -                0.50%               1.4%

                                             BAND 25
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     0.83             -         $     -                0.25%             -41.7%
12/31/07               1.42             -               -                0.25%               5.7%
12/31/06               1.34             -               -                0.25%              21.3%
12/31/05               1.11             -               -                0.25%               9.2%
12/31/04               1.01             -               -                0.25%               1.4%

                                             BAND 0
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     0.84                6     $        51             0.00%             -41.6%
12/31/07               1.43               54              77             0.00%               5.9%
12/31/06               1.35              -               -               0.00%              21.6%
12/31/05               1.11              -               -               0.00%               9.4%
12/31/04               1.01              -               -               0.00%               1.4%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007          2006       2005          2004
0.9%       0.5%          0.6%       0.0%          0.0%

                             AUL American Unit Trust
                                    Thornburg
                             Core Growth (Class R5)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $    5,063,145    $    9,532,987           505,808
Receivables: investments sold                    -      ==============    ==============
Payables: investments purchased                  -
                                      --------------
Net assets                            $    5,063,145
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band 125                              $    5,063,145        10,171,492    $         0.50
Band 100                                         -                 -                0.50
Band 75                                          -                 -                0.50
Band 50                                          -                 -                0.50
Band 25                                          -                 -                0.51
Band 0                                           -                 -                0.51
                                      --------------    --------------
Total                                 $    5,063,145        10,171,492
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                           (94,358)
                                                                  --------------
   Net investment income (loss)                                          (94,358)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                             (628,821)
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)               (4,492,851)
                                                                  --------------
   Net gain (loss)                                                    (5,121,672)
                                                                  --------------
Increase (decrease) in net assets from operations                 $   (5,216,030)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    For the period
                                                      Year ended      from 5/24/07
                                                      12/31/2008    to  12/31/2007
                                                    ------------    --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $    (94,358)     $     (5,609)
   Net realized gain (loss)                             (628,821)            2,071
   Realized gain distributions                               -                 165
   Net change in unrealized appreciation
   (depreciation)                                     (4,492,851)           23,008
                                                    ------------      ------------
Increase (decrease) in net assets from operations     (5,216,030)           19,635
                                                    ------------      ------------
Contract owner transactions:
   Proceeds from units sold                            5,140,527         7,726,288
   Cost of units redeemed                             (2,481,214)         (126,061)
                                                    ------------      ------------
   Increase (decrease)                                 2,659,313         7,600,227
                                                    ------------      ------------
Net increase (decrease)                               (2,556,717)        7,619,862
Net assets, beginning                                  7,619,862               -
                                                    ------------      ------------
Net assets, ending                                  $  5,063,145      $  7,619,862
                                                    ============      ============
Units sold                                             6,367,692         7,565,489
Units redeemed                                        (3,639,347)         (122,342)
                                                    ------------      ------------
Net increase (decrease)                                2,728,345         7,443,147
Units outstanding, beginning                           7,443,147               -
                                                    ------------      ------------
Units outstanding, ending                             10,171,492         7,443,147
                                                    ============      ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                            $ 12,866,814
Cost of units redeemed                                                (2,607,275)
Net investment income (loss)                                             (99,967)
Net realized gain (loss)                                                (626,750)
Realized gain distributions                                                  165
Net change in unrealized appreciation (depreciation)                  (4,469,842)
                                                                    ------------
                                                                    $  5,063,145
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                             BAND 125
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     0.50           10,171      $    5,063             1.25%             -51.4%
12/31/07               1.02            7,443           7,620             1.25%               2.4%
05/24/07               1.00              -               -               1.25%               0.0%

                                             BAND 100
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     0.50             -         $     -                1.00%             -51.3%
12/31/07               1.03             -               -                1.00%               2.5%
05/24/07               1.00             -               -                1.00%               0.0%

                                             BAND 75
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     0.50             -         $     -                0.75%             -51.1%
12/31/07               1.03             -               -                0.75%               2.7%
05/24/07               1.00             -               -                0.75%               0.0%

                                             BAND 50
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     0.50             -         $     -                0.50%             -51.0%
12/31/07               1.03             -               -                0.50%               2.8%
05/24/07               1.00             -               -                0.50%               0.0%

                                             BAND 25
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     0.51            -          $    -                 0.25%             -50.9%
12/31/07               1.03            -               -                 0.25%               3.0%
05/24/07               1.00            -               -                 0.25%               0.0%

                                             BAND 0
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     0.51             -         $     -                0.00%             -50.8%
12/31/07               1.03             -               -                0.00%               3.2%
05/24/07               1.00             -               -                0.00%               0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008      2007
0.0%      0.0%

                             AUL American Unit Trust
                                    Thornburg
                         International Value (Class R5)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $    6,540,632    $   10,687,947           336,972
Receivables: investments sold                    -      ==============    ==============
Payables: investments purchased                  -
                                      --------------
Net assets                            $    6,540,632
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band 125                              $    6,229,667         9,479,363    $         0.66
Band 100                                         -                 -                0.66
Band 75                                          -                 -                0.66
Band 50                                          -                 -                0.67
Band 25                                      308,351           461,718              0.67
Band 0                                         2,614             3,899              0.67
                                      --------------         ---------
Total                                 $    6,540,632         9,944,980
                                      ==============         =========

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $      142,175
   Mortality & expense charges                                          (110,242)
                                                                  --------------
   Net investment income (loss)                                           31,933
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                             (604,533)
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)               (4,195,421)
                                                                  --------------
   Net gain (loss)                                                    (4,799,954)
                                                                  --------------
Increase (decrease) in net assets from operations                 $   (4,768,021)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    For the period
                                                      Year ended      from 5/24/07
                                                      12/31/2008    to  12/31/2007
                                                    ------------    --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $     31,933      $      4,132
   Net realized gain (loss)                             (604,533)              435
   Realized gain distributions                               -              35,791
   Net change in unrealized appreciation
   (depreciation)                                     (4,195,421)           48,107
                                                    ------------      ------------
Increase (decrease) in net assets from operations     (4,768,021)           88,465
                                                    ------------      ------------
Contract owner transactions:
   Proceeds from units sold                            3,689,993        11,786,763
   Cost of units redeemed                             (3,918,447)         (338,121)
                                                    ------------      ------------
   Increase (decrease)                                  (228,454)       11,448,642
                                                    ------------      ------------
Net increase (decrease)                               (4,996,475)       11,537,107
Net assets, beginning                                 11,537,107               -
                                                    ------------      ------------
Net assets, ending                                  $  6,540,632      $ 11,537,107
                                                    ============      ============
Units sold                                             4,161,948        10,405,445
Units redeemed                                        (4,325,028)         (297,385)
                                                    ------------      ------------
Net increase (decrease)                                 (163,080)       10,108,060
Units outstanding, beginning                          10,108,060               -
                                                    ------------      ------------
Units outstanding, ending                              9,944,980        10,108,060
                                                    ============      ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                            $ 15,476,757
Cost of units redeemed                                                (4,256,568)
Net investment income (loss)                                              36,065
Net realized gain (loss)                                                (604,098)
Realized gain distributions                                               35,791
Net change in unrealized appreciation (depreciation)                  (4,147,315)
                                                                    ------------
                                                                    $  6,540,632
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                             BAND 125
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     0.66            9,479     $     6,230             1.25%             -42.4%
12/31/07               1.14           10,108          11,537             1.25%              14.1%
05/24/07               1.00              -               -               1.25%               0.0%

                                             BAND 100
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     0.66             -         $     -                1.00%             -42.3%
12/31/07               1.14             -               -                1.00%              14.3%
05/24/07               1.00             -               -                1.00%               0.0%

                                             BAND 75
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     0.66             -         $     -                0.75%             -42.1%
12/31/07               1.14             -               -                0.75%              14.5%
05/24/07               1.00             -               -                0.75%               0.0%

                                             BAND 50
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     0.67             -         $     -                0.50%             -42.0%
12/31/07               1.15             -               -                0.50%              14.7%
05/24/07               1.00             -               -                0.50%               0.0%

                                             BAND 25
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     0.67              462      $      308             0.25%             -41.8%
12/31/07               1.15              -               -               0.25%              14.8%
05/24/07               1.00              -               -               0.25%               0.0%

                                             BAND 0
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     0.67                4      $        3             0.00%             -41.7%
12/31/07               1.15              -               -               0.00%              15.0%
05/24/07               1.00              -               -               0.00%               0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008      2007
1.6%      0.2%

                             AUL American Unit Trust
                                   Oppenheimer
                             Developing Market Fund

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    3,229,759  $    6,656,247         209,181
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $    3,229,759
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $    3,229,759       2,855,914  $         1.13
Band 100                                     -               -              1.14
Band 75                                      -               -              1.15
Band 50                                      -               -              1.16
Band 25                                      -               -              1.17
Band 0                                       -               -              1.18
                                  --------------  --------------
Total                             $    3,229,759       2,855,914
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $       53,733
   Mortality & expense charges                                           (63,480)
                                                                  --------------
   Net investment income (loss)                                           (9,747)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                              (94,946)
   Realized gain distributions                                         1,057,785
   Net change in unrealized appreciation (depreciation)               (4,027,393)
                                                                  --------------
   Net gain (loss)                                                    (3,064,554)
                                                                  --------------
Increase (decrease) in net assets from operations                 $   (3,074,301)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              Year ended          Year ended
                                                              12/31/2008          12/31/2007
                                                            ------------       -------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                             $     (9,747)      $     (31,759)
   Net realized gain (loss)                                      (94,946)            122,379
   Realized gain distributions                                 1,057,785             689,153
   Net change in unrealized appreciation (depreciation)       (4,027,393)            516,516
                                                            ------------       -------------
Increase (decrease) in net assets from operations             (3,074,301)          1,296,289
                                                            ------------       -------------
Contract owner transactions:
   Proceeds from units sold                                    1,893,042           1,991,565
   Cost of units redeemed                                     (1,660,095)         (1,475,025)
                                                            ------------       -------------
   Increase (decrease)                                           232,947             516,540
                                                            ------------       -------------
Net increase (decrease)                                       (2,841,354)          1,812,829
Net assets, beginning                                          6,071,113           4,258,284
                                                            ------------       -------------
Net assets, ending                                          $  3,229,759       $   6,071,113
                                                            ============       =============
Units sold                                                     1,086,838           1,005,425
Units redeemed                                                  (975,859)           (794,238)
                                                            ------------       -------------
Net increase (decrease)                                          110,979             211,187
Units outstanding, beginning                                   2,744,935           2,533,748
                                                            ------------       -------------
Units outstanding, ending                                      2,855,914           2,744,935
                                                            ============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $     8,526,554
Cost of units redeemed                                                (4,010,039)
Net investment income (loss)                                             (39,906)
Net realized gain (loss)                                                  81,639
Realized gain distributions                                            2,097,999
Net change in unrealized appreciation (depreciation)                  (3,426,488)
                                                                 ---------------
                                                                 $     3,229,759
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.13         2,856   $     3,230          1.25%          -48.9%
12/31/07         2.21         2,745         6,071          1.25%           31.6%
12/31/06         1.68         2,534         4,258          1.25%           23.6%
12/31/05         1.36           236           321          1.25%           36.0%
05/20/05         1.00           -             -            1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.14           -     $       -            1.00%          -48.7%
12/31/07         2.23           -             -            1.00%           31.9%
12/31/06         1.69           -             -            1.00%           23.5%
12/31/05         1.37           -             -            1.00%           36.7%
05/20/05         1.00           -             -            1.00%            0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.15           -     $       -            0.75%          -48.6%
12/31/07         2.24           -             -            0.75%           32.3%
12/31/06         1.69           -             -            0.75%           23.8%
12/31/05         1.37           -             -            0.75%           36.9%
05/20/05         1.00           -             -            0.75%            0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.16           -     $       -            0.50%          -48.5%
12/31/07         2.26           -             -            0.50%           32.6%
12/31/06         1.70           -             -            0.50%           24.1%
12/31/05         1.37           -             -            0.50%           37.1%
05/20/05         1.00           -             -            0.50%            0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.17           -     $       -            0.25%          -48.4%
12/31/07         2.27           -             -            0.25%           32.9%
12/31/06         1.71           -             -            0.25%           24.4%
12/31/05         1.37           -             -            0.25%           37.3%
05/20/05         1.00           -             -            0.25%            0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.18           -     $       -            0.00%          -48.2%
12/31/07         2.29           -             -            0.00%           33.3%
12/31/06         1.71           -             -            0.00%           24.7%
12/31/05         1.38           -             -            0.00%           37.5%
05/20/05         1.00           -             -            0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008     2007     2006     2005
1.2%     0.6%     1.5%     1.8%

                             AUL American Unit Trust
                                   Oppenheimer
                             International Bond Fund

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    3,434,488  $    3,684,994         582,116
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $    3,434,488
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $    3,328,879       2,779,557  $         1.20
Band 100                                     -               -              1.21
Band 75                                      -               -              1.22
Band 50                                      -               -              1.23
Band 25                                      -               -              1.24
Band 0                                   105,609          84,284            1.25
                                  --------------  --------------
Total                             $    3,434,488       2,863,841
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $      166,864
   Mortality & expense charges                                           (36,764)
                                                                  --------------
   Net investment income (loss)                                          130,100
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                               24,573
   Realized gain distributions                                            25,578
   Net change in unrealized appreciation (depreciation)                 (335,487)
                                                                  --------------
   Net gain (loss)                                                      (285,336)
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (155,236)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              Year ended          Year ended
                                                              12/31/2008          12/31/2007
                                                            ------------       -------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                             $    130,100       $      86,449
   Net realized gain (loss)                                       24,573               7,481
   Realized gain distributions                                    25,578               7,491
   Net change in unrealized appreciation (depreciation)         (335,487)            (92,326)
                                                            ------------       -------------
Increase (decrease) in net assets from operations               (155,236)              9,095
                                                            ------------       -------------
Contract owner transactions:
   Proceeds from units sold                                    2,759,949           1,335,015
   Cost of units redeemed                                     (1,122,701)           (233,167)
                                                            ------------       -------------
   Increase (decrease)                                         1,637,248           1,101,848
                                                            ------------       -------------
Net increase (decrease)                                        1,482,012           1,110,943
Net assets, beginning                                          1,952,476             841,533
                                                            ------------       -------------
Net assets, ending                                          $  3,434,488       $   1,952,476
                                                            ============       =============

Units sold                                                     2,209,714           1,065,416
Units redeemed                                                  (935,298)           (186,385)
                                                            ------------       -------------
Net increase (decrease)                                        1,274,416             879,031
Units outstanding, beginning                                   1,589,425             710,394
                                                            ------------       -------------
Units outstanding, ending                                      2,863,841           1,589,425
                                                            ============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $     4,817,718
Cost of units redeemed                                                (1,424,598)
Net investment income (loss)                                             225,524
Net realized gain (loss)                                                  31,555
Realized gain distributions                                               34,795
Net change in unrealized appreciation (depreciation)                    (250,506)
                                                                 ---------------
                                                                 $     3,434,488
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.20         2,780   $    3,329           1.25%           -2.5%
12/31/07         1.23         1,566        1,923           1.25%            3.4%
12/31/06         1.19           708          841           1.25%           10.0%
12/31/05         1.08             3            3           1.25%            8.0%
05/20/05         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.21           -     $      -             1.00%           -2.2%
12/31/07         1.24           -            -             1.00%            3.7%
12/31/06         1.19           -            -             1.00%           10.4%
12/31/05         1.08           -            -             1.00%            8.0%
05/20/05         1.00           -            -             1.00%            0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.22           -     $      -             0.75%           -2.0%
12/31/07         1.24           -            -             0.75%            3.9%
12/31/06         1.20           -            -             0.75%           10.6%
12/31/05         1.08           -            -             0.75%            8.2%
05/20/05         1.00           -            -             0.75%            0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.23           -     $      -             0.50%           -1.7%
12/31/07         1.25           -            -             0.50%            4.2%
12/31/06         1.20           -            -             0.50%           10.9%
12/31/05         1.08           -            -             0.50%            8.4%
05/20/05         1.00           -            -             0.50%            0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.24           -     $      -             0.25%           -1.5%
12/31/07         1.26           -            -             0.25%            4.4%
12/31/06         1.21           -            -             0.25%           11.2%
12/31/05         1.09           -            -             0.25%            8.5%
05/20/05         1.00           -            -             0.25%            0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.25            84   $      106           0.00%           -1.2%
12/31/07         1.27            23           30           0.00%            4.7%
12/31/06         1.21           -            -             0.00%           11.5%
12/31/05         1.09           -            -             0.00%            8.7%
05/20/05         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008     2007     2006     2005
6.2%     7.4%     2.6%     4.1%

                             AUL American Unit Trust
                                   Oppenheimer
                        International Small Company Fund
--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      484,662  $    1,332,211          54,640
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $      484,662
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      484,662         703,663  $         0.69
Band 100                                     -               -              0.70
Band 75                                      -               -              0.70
Band 50                                      -               -              0.71
Band 25                                      -               -              0.71
Band 0                                       -               -              0.72
                                  --------------  --------------
Total                             $      484,662         703,663
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                           (12,552)
                                                                  --------------
   Net investment income (loss)                                          (12,552)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                             (232,084)
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                 (721,543)
                                                                  --------------
   Net gain (loss)                                                      (953,627)
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (966,179)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              Year ended          Year ended
                                                              12/31/2008          12/31/2007
                                                            ------------       -------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                             $    (12,552)      $      31,435
   Net realized gain (loss)                                     (232,084)            187,862
   Realized gain distributions                                       -               212,261
   Net change in unrealized appreciation (depreciation)         (721,543)           (246,520)
                                                            ------------       -------------
Increase (decrease) in net assets from operations               (966,179)            185,038
                                                            ------------       -------------
Contract owner transactions:
   Proceeds from units sold                                      450,069           1,169,812
   Cost of units redeemed                                       (494,007)           (624,585)
                                                            ------------       -------------
   Increase (decrease)                                           (43,938)            545,227
                                                            ------------       -------------
Net increase (decrease)                                       (1,010,117)            730,265
Net assets, beginning                                          1,494,779             764,514
                                                            ------------       -------------
Net assets, ending                                          $    484,662       $   1,494,779
                                                            ============       =============
Units sold                                                       347,703             586,111
Units redeemed                                                  (370,150)           (303,731)
                                                            ------------       -------------
Net increase (decrease)                                          (22,447)            282,380
Units outstanding, beginning                                     726,110             443,730
                                                            ------------       -------------
Units outstanding, ending                                        703,663             726,110
                                                            ============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $     2,341,286
Cost of units redeemed                                                (1,212,551)
Net investment income (loss)                                              16,765
Net realized gain (loss)                                                 (39,256)
Realized gain distributions                                              225,967
Net change in unrealized appreciation (depreciation)                    (847,549)
                                                                 ---------------
                                                                 $       484,662
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.69           704   $       485          1.25%          -66.5%
12/31/07         2.06           726         1,495          1.25%           19.5%
12/31/06         1.72           444           765          1.25%           34.6%
12/31/05         1.28             3             4          1.25%           28.0%
05/20/05         1.00           -             -            1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.70           -     $       -            1.00%          -66.5%
12/31/07         2.07           -             -            1.00%           19.8%
12/31/06         1.73           -             -            1.00%           34.7%
12/31/05         1.28           -             -            1.00%           28.5%
05/20/05         1.00           -             -            1.00%            0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.70           -     $       -            0.75%          -66.4%
12/31/07         2.09           -             -            0.75%           20.1%
12/31/06         1.74           -             -            0.75%           35.0%
12/31/05         1.29           -             -            0.75%           28.7%
05/20/05         1.00           -             -            0.75%            0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.71           -     $       -            0.50%          -66.3%
12/31/07         2.10           -             -            0.50%           20.4%
12/31/06         1.74           -             -            0.50%           35.3%
12/31/05         1.29           -             -            0.50%           28.9%
05/20/05         1.00           -             -            0.50%            0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.71           -     $       -            0.25%          -66.2%
12/31/07         2.11           -             -            0.25%           20.7%
12/31/06         1.75           -             -            0.25%           35.7%
12/31/05         1.29           -             -            0.25%           29.1%
05/20/05         1.00           -             -            0.25%            0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.72           -     $       -            0.00%          -66.1%
12/31/07         2.13           -             -            0.00%           21.0%
12/31/06         1.76           -             -            0.00%           36.0%
12/31/05         1.29           -             -            0.00%           29.3%
05/20/05         1.00           -             -            0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008     2007     2006     2005
0.0%     4.2%     0.6%     0.0%

                             AUL American Unit Trust
                                   Oppenheimer
                          Main Street Opportunity Fund

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      307,804  $      498,301          37,628
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $      307,804
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      307,804         409,886  $         0.75
Band 100                                     -               -              0.76
Band 75                                      -               -              0.76
Band 50                                      -               -              0.77
Band 25                                      -               -              0.78
Band 0                                       -               -              0.79
                                  --------------  --------------
Total                             $      307,804         409,886
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $        2,050
   Mortality & expense charges                                            (4,689)
                                                                  --------------
   Net investment income (loss)                                           (2,639)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                              (37,631)
   Realized gain distributions                                               966
   Net change in unrealized appreciation (depreciation)                 (150,843)
                                                                  --------------
   Net gain (loss)                                                      (187,508)
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (190,147)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              Year ended          Year ended
                                                              12/31/2008          12/31/2007
                                                            ------------       -------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                             $     (2,639)      $      (2,764)
   Net realized gain (loss)                                      (37,631)              1,965
   Realized gain distributions                                       966              53,239
   Net change in unrealized appreciation (depreciation)         (150,843)            (50,831)
                                                            ------------       -------------
Increase (decrease) in net assets from operations               (190,147)              1,609
                                                            ------------       -------------
Contract owner transactions:
   Proceeds from units sold                                      195,325             327,867
   Cost of units redeemed                                       (237,622)            (58,901)
                                                            ------------       -------------
   Increase (decrease)                                           (42,297)            268,966
                                                            ------------       -------------
Net increase (decrease)                                         (232,444)            270,575
Net assets, beginning                                            540,248             269,673
                                                            ------------       -------------
Net assets, ending                                          $    307,804       $     540,248
                                                            ============       =============

Units sold                                                       197,198             260,318
Units redeemed                                                  (222,684)            (46,660)
                                                            ------------       -------------
Net increase (decrease)                                          (25,486)            213,658
Units outstanding, beginning                                     435,372             221,714
                                                            ------------       -------------
Units outstanding, ending                                        409,886             435,372
                                                            ============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $       775,324
Cost of units redeemed                                                  (301,359)
Net investment income (loss)                                              (6,182)
Net realized gain (loss)                                                 (35,311)
Realized gain distributions                                               65,829
Net change in unrealized appreciation (depreciation)                    (190,497)
                                                                 ---------------
                                                                 $       307,804
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.75           410   $      308           1.25%          -39.5%
12/31/07         1.24           435          540           1.25%            1.9%
12/31/06         1.22           222          270           1.25%           12.7%
12/31/05         1.08             3            3           1.25%            8.0%
05/20/05         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.76           -     $      -             1.00%          -39.3%
12/31/07         1.25           -            -             1.00%            2.2%
12/31/06         1.22           -            -             1.00%           13.3%
12/31/05         1.08           -            -             1.00%            7.8%
05/20/05         1.00           -            -             1.00%            0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.76           -     $      -             0.75%          -39.2%
12/31/07         1.26           -            -             0.75%            2.5%
12/31/06         1.23           -            -             0.75%           13.6%
12/31/05         1.08           -            -             0.75%            8.0%
05/20/05         1.00           -            -             0.75%            0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.77           -     $      -             0.50%          -39.0%
12/31/07         1.27           -            -             0.50%            2.7%
12/31/06         1.23           -            -             0.50%           13.9%
12/31/05         1.08           -            -             0.50%            8.2%
05/20/05         1.00           -            -             0.50%            0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.78           -     $      -             0.25%          -38.9%
12/31/07         1.27           -            -             0.25%            3.0%
12/31/06         1.24           -            -             0.25%           14.2%
12/31/05         1.08           -            -             0.25%            8.3%
05/20/05         1.00           -            -             0.25%            0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.79           -     $      -             0.00%          -38.7%
12/31/07         1.28           -            -             0.00%            3.2%
12/31/06         1.24           -            -             0.00%           14.5%
12/31/05         1.08           -            -             0.00%            8.5%
05/20/05         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008     2007     2006     2005
0.5%     0.8%     0.6%     0.3%

                             AUL American Unit Trust
                                   Oppenheimer
                           Small & Mid Cap Value Fund

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    1,817,687  $    3,756,702         102,002
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $    1,817,687
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $    1,817,687       2,627,934  $         0.69
Band 100                                     -               -              0.70
Band 75                                      -               -              0.70
Band 50                                      -               -              0.71
Band 25                                      -               -              0.72
Band 0                                       -               -              0.72
                                  --------------  --------------
Total                             $    1,817,687       2,627,934
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                           (35,328)
                                                                  --------------
   Net investment income (loss)                                          (35,328)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                             (174,309)
   Realized gain distributions                                               978
   Net change in unrealized appreciation (depreciation)               (1,610,669)
                                                                  --------------
   Net gain (loss)                                                    (1,784,000)
                                                                  --------------
Increase (decrease) in net assets from operations                 $   (1,819,328)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              Year ended          Year ended
                                                              12/31/2008          12/31/2007
                                                            ------------       -------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                             $    (35,328)      $     (36,402)
   Net realized gain (loss)                                     (174,309)             81,496
   Realized gain distributions                                       978             356,654
   Net change in unrealized appreciation (depreciation)       (1,610,669)           (360,089)
                                                            ------------       -------------
Increase (decrease) in net assets from operations             (1,819,328)             41,659
                                                            ------------       -------------
Contract owner transactions:
   Proceeds from units sold                                    1,204,860           3,741,813
   Cost of units redeemed                                     (1,454,440)         (1,203,195)
                                                            ------------       -------------
   Increase (decrease)                                          (249,580)          2,538,618
                                                            ------------       -------------
Net increase (decrease)                                       (2,068,908)          2,580,277
Net assets, beginning                                          3,886,595           1,306,318
                                                            ------------       -------------
Net assets, ending                                          $  1,817,687       $   3,886,595
                                                            ============       =============

Units sold                                                     1,112,996           2,588,625
Units redeemed                                                (1,253,418)           (819,510)
                                                            ------------       -------------
Net increase (decrease)                                         (140,422)          1,769,115
Units outstanding, beginning                                   2,768,356             999,241
                                                            ------------       -------------
Units outstanding, ending                                      2,627,934           2,768,356
                                                            ============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $     6,258,300
Cost of units redeemed                                                (2,752,302)
Net investment income (loss)                                             (78,966)
Net realized gain (loss)                                                 (91,154)
Realized gain distributions                                              420,824
Net change in unrealized appreciation (depreciation)                  (1,939,015)
                                                                 ---------------
                                                                 $     1,817,687
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.69         2,628   $    1,818           1.25%          -50.7%
12/31/07         1.40         2,768        3,887           1.25%            7.4%
12/31/06         1.31           999        1,306           1.25%           15.7%
12/31/05         1.13             3            3           1.25%           13.0%
05/20/05         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.70           -     $      -             1.00%          -50.6%
12/31/07         1.41           -            -             1.00%            7.7%
12/31/06         1.31           -            -             1.00%           16.4%
12/31/05         1.13           -            -             1.00%           12.8%
05/20/05         1.00           -            -             1.00%            0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.70           -     $      -             0.75%          -50.5%
12/31/07         1.42           -            -             0.75%            7.9%
12/31/06         1.32           -            -             0.75%           16.7%
12/31/05         1.13           -            -             0.75%           13.0%
05/20/05         1.00           -            -             0.75%            0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.71           -     $      -             0.50%          -50.4%
12/31/07         1.43           -            -             0.50%            8.2%
12/31/06         1.32           -            -             0.50%           17.0%
12/31/05         1.13           -            -             0.50%           13.1%
05/20/05         1.00           -            -             0.50%            0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.72           -     $      -             0.25%          -50.2%
12/31/07         1.44           -            -             0.25%            8.5%
12/31/06         1.33           -            -             0.25%           17.2%
12/31/05         1.13           -            -             0.25%           13.3%
05/20/05         1.00           -            -             0.25%            0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.72           -     $      -             0.00%          -50.1%
12/31/07         1.45           -            -             0.00%            8.7%
12/31/06         1.33           -            -             0.00%           17.5%
12/31/05         1.13           -            -             0.00%           13.5%
05/20/05         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008     2007     2006     2005
0.0%     0.0%     0.0%     0.0%

                             AUL American Unit Trust
                                   Oppenheimer
                         Main Street Small Cap (Class A)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      953,188  $    1,572,252          78,516
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $      953,188
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      953,188       2,823,893  $         0.34
Band 100                                     -               -              0.34
Band 75                                      -               -              0.34
Band 50                                      -               -              0.34
Band 25                                      -               -              0.35
Band 0                                       -               -              0.35
                                  --------------  --------------
Total                             $      953,188       2,823,893
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                           (16,957)
                                                                  --------------
   Net investment income (loss)                                          (16,957)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                             (237,423)
   Realized gain distributions                                             2,161
   Net change in unrealized appreciation (depreciation)                 (324,184)
                                                                  --------------
   Net gain (loss)                                                      (559,446)
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (576,403)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              Year ended          Year ended
                                                              12/31/2008          12/31/2007
                                                            ------------       -------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                             $    (16,957)      $     (10,873)
   Net realized gain (loss)                                     (237,423)              2,008
   Realized gain distributions                                     2,161             141,677
   Net change in unrealized appreciation (depreciation)         (324,184)           (278,140)
                                                            ------------       -------------
Increase (decrease) in net assets from operations               (576,403)           (145,328)
                                                            ------------       -------------
Contract owner transactions:
   Proceeds from units sold                                      557,171           2,694,688
   Cost of units redeemed                                       (600,581)           (976,359)
                                                            ------------       -------------
   Increase (decrease)                                           (43,410)          1,718,329
                                                            ------------       -------------
Net increase (decrease)                                         (619,813)          1,573,001
Net assets, beginning                                          1,573,001                 -
                                                            ------------       -------------
Net assets, ending                                          $    953,188       $   1,573,001
                                                            ============       =============

Units sold                                                     1,459,177           4,286,683
Units redeemed                                                (1,475,410)         (1,446,557)
                                                            ------------       -------------
Net increase (decrease)                                          (16,233)          2,840,126
Units outstanding, beginning                                   2,840,126                 -
                                                            ------------       -------------
Units outstanding, ending                                      2,823,893           2,840,126
                                                            ============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $     3,268,599
Cost of units redeemed                                                (1,576,940)
Net investment income (loss)                                             (27,830)
Net realized gain (loss)                                                (235,415)
Realized gain distributions                                              143,838
Net change in unrealized appreciation (depreciation)                    (619,064)
                                                                 ---------------
                                                                 $       953,188
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.34         2,824   $      953           1.25%          -39.1%
12/31/07         0.55         2,840        1,573           1.25%           -2.8%
12/31/06         0.57           -            -             1.25%          -43.0%
10/23/06         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.34           -     $      -             1.00%          -38.9%
12/31/07         0.56           -            -             1.00%           -2.5%
12/31/06         0.57           -            -             1.00%          -43.0%
10/23/06         1.00           -            -             1.00%            0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.34           -     $      -             0.75%          -38.7%
12/31/07         0.56           -            -             0.75%           -2.3%
12/31/06         0.57           -            -             0.75%          -43.0%
10/23/06         1.00           -            -             0.75%            0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.34           -     $      -             0.50%          -38.6%
12/31/07         0.56           -            -             0.50%           -2.0%
12/31/06         0.57           -            -             0.50%          -43.0%
10/23/06         1.00           -            -             0.50%            0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.35           -     $      -             0.25%          -38.4%
12/31/07         0.56           -            -             0.25%           -1.8%
12/31/06         0.57           -            -             0.25%          -42.9%
10/23/06         1.00           -            -             0.25%            0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.35           -     $      -             0.00%          -38.3%
12/31/07         0.56           -            -             0.00%           -1.5%
12/31/06         0.57           -            -             0.00%          -42.9%
10/23/06         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008     2007     2006
0.0%     0.4%     0.0%

                             AUL American Unit Trust
                                   Oppenheimer
                         Main Street Small Cap (Class N)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      407,663  $      546,069          34,489
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $      407,663
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      357,888       1,072,143  $         0.33
Band 100                                   6,686          19,922            0.34
Band 75                                      -               -              0.34
Band 50                                      -               -              0.34
Band 25                                      -               -              0.34
Band 0                                    43,089         125,593            0.34
                                  --------------  --------------
Total                             $      407,663       1,217,658
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                            (3,584)
                                                                  --------------
   Net investment income (loss)                                           (3,584)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                              (50,922)
   Realized gain distributions                                               937
   Net change in unrealized appreciation (depreciation)                 (122,385)
                                                                  --------------
   Net gain (loss)                                                      (172,370)
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (175,954)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              Year ended          Year ended
                                                              12/31/2008          12/31/2007
                                                            ------------       -------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                             $     (3,584)      $        (121)
   Net realized gain (loss)                                      (50,922)                (17)
   Realized gain distributions                                       937              14,182
   Net change in unrealized appreciation (depreciation)         (122,385)            (16,021)
                                                            ------------       -------------
Increase (decrease) in net assets from operations               (175,954)             (1,977)
                                                            ------------       -------------
Contract owner transactions:
   Proceeds from units sold                                      824,828             157,945
   Cost of units redeemed                                       (396,950)               (229)
                                                            ------------       -------------
   Increase (decrease)                                           427,878             157,716
                                                            ------------       -------------
Net increase (decrease)                                          251,924             155,739
Net assets, beginning                                            155,739                 -
                                                            ------------       -------------
Net assets, ending                                          $    407,663       $     155,739
                                                            ============       =============

Units sold                                                     1,831,593             283,377
Units redeemed                                                  (896,906)               (406)
                                                            ------------       -------------
Net increase (decrease)                                          934,687             282,971
Units outstanding, beginning                                     282,971                 -
                                                            ------------       -------------
Units outstanding, ending                                      1,217,658             282,971
                                                            ============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $       982,773
Cost of units redeemed                                                  (397,179)
Net investment income (loss)                                              (3,705)
Net realized gain (loss)                                                 (50,939)
Realized gain distributions                                               15,119
Net change in unrealized appreciation (depreciation)                    (138,406)
                                                                 ---------------
                                                                 $       407,663
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.33         1,072   $      358           1.25%          -39.2%
12/31/07         0.55           229          126           1.25%           -3.1%
12/31/06         0.57           -            -             1.25%          -43.4%
10/23/06         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.34            20   $        7           1.00%          -39.0%
12/31/07         0.55           -            -             1.00%           -2.8%
12/31/06         0.57           -            -             1.00%          -43.3%
10/23/06         1.00           -            -             1.00%            0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.34           -     $      -             0.75%          -38.9%
12/31/07         0.55           -            -             0.75%           -2.6%
12/31/06         0.57           -            -             0.75%          -43.3%
10/23/06         1.00           -            -             0.75%            0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.34           -     $      -             0.50%          -38.7%
12/31/07         0.55           -            -             0.50%           -2.4%
12/31/06         0.57           -            -             0.50%          -43.3%
10/23/06         1.00           -            -             0.50%            0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.34           -     $      -             0.25%          -38.6%
12/31/07         0.56           -            -             0.25%           -2.1%
12/31/06         0.57           -            -             0.25%          -43.3%
10/23/06         1.00           -            -             0.25%            0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.34           126   $       43           0.00%          -38.4%
12/31/07         0.56            54           30           0.00%           -1.9%
12/31/06         0.57           -            -             0.00%          -43.2%
10/23/06         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008     2007     2006
0.0%     0.0%     0.0%

                             AUL American Unit Trust
                                   Oppenheimer
                                     Global

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      823,717  $    1,406,552          21,591
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $      823,717
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      136,434         168,585  $         0.81
Band 100                                     -               -              0.82
Band 75                                      -               -              0.82
Band 50                                  343,844         413,502            0.83
Band 25                                      -               -              0.84
Band 0                                   343,439         405,607            0.85
                                  --------------  --------------
Total                             $      823,717         987,694
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $       12,837
   Mortality & expense charges                                            (4,533)
                                                                  --------------
   Net investment income (loss)                                            8,304
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                              (50,203)
   Realized gain distributions                                            59,309
   Net change in unrealized appreciation (depreciation)                 (593,875)
                                                                  --------------
   Net gain (loss)                                                      (584,769)
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (576,465)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              Year ended          Year ended
                                                              12/31/2008          12/31/2007
                                                            ------------       -------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                             $      8,304       $      (4,003)
   Net realized gain (loss)                                      (50,203)             33,415
   Realized gain distributions                                    59,309              99,821
   Net change in unrealized appreciation (depreciation)         (593,875)            (49,511)
                                                            ------------       -------------
Increase (decrease) in net assets from operations               (576,465)             79,722
                                                            ------------       -------------
Contract owner transactions:
   Proceeds from units sold                                      367,168             817,891
   Cost of units redeemed                                       (629,277)           (736,991)
                                                            ------------       -------------
   Increase (decrease)                                          (262,109)             80,900
                                                            ------------       -------------
Net increase (decrease)                                         (838,574)            160,622
Net assets, beginning                                          1,662,291           1,501,669
                                                            ------------       -------------
Net assets, ending                                          $    823,717       $   1,662,291
                                                            ============       =============

Units sold                                                       375,830             588,007
Units redeemed                                                  (561,790)           (526,885)
                                                            ------------       -------------
Net increase (decrease)                                         (185,960)             61,122
Units outstanding, beginning                                   1,173,654           1,112,532
                                                            ------------       -------------
Units outstanding, ending                                        987,694           1,173,654
                                                            ============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $     2,679,219
Cost of units redeemed                                                (1,476,851)
Net investment income (loss)                                               1,614
Net realized gain (loss)                                                 (16,320)
Realized gain distributions                                              218,890
Net change in unrealized appreciation (depreciation)                    (582,835)
                                                                 ---------------
                                                                 $       823,717
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.81           169   $      136           1.25%          -42.0%
12/31/07         1.39           494          688           1.25%            4.2%
12/31/06         1.34           529          708           1.25%           15.4%
12/31/05         1.16           -            -             1.25%           16.0%
05/23/05         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.82           -     $      -             1.00%          -41.8%
12/31/07         1.40           -            -             1.00%            4.5%
12/31/06         1.34           -            -             1.00%           15.8%
12/31/05         1.16           -            -             1.00%           16.1%
05/23/05         1.00           -            -             1.00%            0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.82           -     $      -             0.75%          -41.7%
12/31/07         1.41           -            -             0.75%            4.7%
12/31/06         1.35           -            -             0.75%           16.1%
12/31/05         1.16           -            -             0.75%           16.3%
05/23/05         1.00           -            -             0.75%            0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.83           414   $      344           0.50%          -41.5%
12/31/07         1.42           338          481           0.50%            5.0%
12/31/06         1.35           299          406           0.50%           16.3%
12/31/05         1.16           -            -             0.50%           16.4%
05/23/05         1.00           -            -             0.50%            0.0%
                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.84           -     $      -             0.25%          -41.4%
12/31/07         1.43           -            -             0.25%            5.3%
12/31/06         1.36           -            -             0.25%           16.6%
12/31/05         1.17           -            -             0.25%           16.6%
05/23/05         1.00           -            -             0.25%            0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.85           406   $      343           0.00%          -41.2%
12/31/07         1.44           342          493           0.00%            5.5%
12/31/06         1.37           284          388           0.00%           16.9%
12/31/05         1.17           -            -             0.00%           16.8%
05/23/05         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008     2007     2006     2005
1.0%     0.5%     0.5%     0.0%

                             AUL American Unit Trust
                                   Oppenheimer
                           Strategic Income (Class A)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      427,701  $      470,395         123,741
Receivables: investments sold                444  ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $      428,145
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      171,630         201,573  $         0.85
Band 100                                     -               -              0.85
Band 75                                      -               -              0.86
Band 50                                      -               -              0.86
Band 25                                  256,515         296,467            0.87
Band 0                                       -               -              0.87
                                  --------------  --------------
Total                             $      428,145         498,040
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $       11,942
   Mortality & expense charges                                              (897)
                                                                  --------------
   Net investment income (loss)                                           11,045
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                              (24,460)
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                  (42,694)
                                                                  --------------
   Net gain (loss)                                                       (67,154)
                                                                  --------------
Increase (decrease) in net assets from operations                 $      (56,109)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                For the period
                                                              Year ended       from 5/24/07 to
                                                              12/31/2008              12/31/07
                                                            ------------       ---------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                             $     11,045       $           -
   Net realized gain (loss)                                      (24,460)                  -
   Realized gain distributions                                       -                     -
   Net change in unrealized appreciation (depreciation)          (42,694)                  -
                                                            ------------       ---------------
Increase (decrease) in net assets from operations                (56,109)                  -
                                                            ------------       ---------------
Contract owner transactions:
   Proceeds from units sold                                      587,358                   -
   Cost of units redeemed                                       (103,104)                  -
                                                            ------------       ---------------
   Increase (decrease)                                           484,254                   -
                                                            ------------       ---------------
Net increase (decrease)                                          428,145                   -
Net assets, beginning                                                -                     -
                                                            ------------       ---------------
Net assets, ending                                          $    428,145       $           -
                                                            ============       ===============

Units sold                                                       815,267                   -
Units redeemed                                                  (317,227)                  -
                                                            ------------       ---------------
Net increase (decrease)                                          498,040                   -
Units outstanding, beginning                                         -                     -
                                                            ------------       ---------------
Units outstanding, ending                                        498,040                   -
                                                            ============       ===============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $       587,358
Cost of units redeemed                                                  (103,104)
Net investment income (loss)                                              11,045
Net realized gain (loss)                                                 (24,460)
Realized gain distributions                                                -
Net change in unrealized appreciation (depreciation)                     (42,694)
                                                                 ---------------
                                                                 $       428,145
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.85           202   $      172           1.25%          -17.6%
12/31/07         1.03           -            -             1.25%            3.3%
05/24/07         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.85           -     $      -             1.00%          -17.4%
12/31/07         1.03           -            -             1.00%            3.5%
05/24/07         1.00           -            -             1.00%            0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.86           -     $      -             0.75%          -17.2%
12/31/07         1.04           -            -             0.75%            3.6%
05/24/07         1.00           -            -             0.75%            0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.86           -     $      -             0.50%          -17.0%
12/31/07         1.04           -            -             0.50%            3.8%
05/24/07         1.00           -            -             0.50%            0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.87           296   $      257           0.25%          -16.8%
12/31/07         1.04           -            -             0.25%            3.9%
05/24/07         1.00           -            -             0.25%            0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.87           -     $      -             0.00%          -16.6%
12/31/07         1.04           -            -             0.00%            4.1%
05/24/07         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008     2007
5.6%     0.0%

                             AUL American Unit Trust
                                   Oppenheimer
                           Strategic Income (Class N)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      139,394  $      159,840          40,210
Receivables: investments sold                135  ==============  ==============
Payables: investments purchased            -
                                  --------------
Net assets                        $      139,529
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      139,529         164,493  $         0.85
Band 100                                     -               -              0.85
Band 75                                      -               -              0.86
Band 50                                      -               -              0.86
Band 25                                      -               -              0.86
Band 0                                       -               -              0.87
                                  --------------  --------------
Total                             $      139,529         164,493
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $        4,659
   Mortality & expense charges                                            (1,075)
                                                                  --------------
   Net investment income (loss)                                            3,584
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                               (5,465)
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                  (20,446)
                                                                  --------------
   Net gain (loss)                                                       (25,911)
                                                                  --------------
Increase (decrease) in net assets from operations                 $      (22,327)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                For the period
                                                              Year ended       from 5/24/07 to
                                                              12/31/2008              12/31/07
                                                            ------------       ---------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                             $      3,584       $           -
   Net realized gain (loss)                                       (5,465)                  -
   Realized gain distributions                                       -                     -
   Net change in unrealized appreciation (depreciation)          (20,446)                  -
                                                            ------------       ---------------
Increase (decrease) in net assets from operations                (22,327)                  -
                                                            ------------       ---------------
Contract owner transactions:
   Proceeds from units sold                                      188,970                   -
   Cost of units redeemed                                        (27,114)                  -
                                                            ------------       ---------------
   Increase (decrease)                                           161,856                   -
                                                            ------------       ---------------
Net increase (decrease)                                          139,529                   -
Net assets, beginning                                                -                     -
                                                            ------------       ---------------
Net assets, ending                                          $    139,529       $           -
                                                            ============       ===============

Units sold                                                       195,942                   -
Units redeemed                                                   (31,449)                  -
                                                            ------------       ---------------
Net increase (decrease)                                          164,493                   -
Units outstanding, beginning                                         -                     -
                                                            ------------       ---------------
Units outstanding, ending                                        164,493                   -
                                                            ============       ===============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $       188,970
Cost of units redeemed                                                   (27,114)
Net investment income (loss)                                               3,584
Net realized gain (loss)                                                  (5,465)
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                     (20,446)
                                                                 ---------------
                                                                 $       139,529
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.85           164   $      140           1.25%          -17.7%
12/31/07         1.03           -            -             1.25%            3.1%
05/24/07         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.85           -     $      -             1.00%          -17.5%
12/31/07         1.03           -            -             1.00%            3.2%
05/24/07         1.00           -            -             1.00%            0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.86           -     $      -             0.75%          -17.3%
12/31/07         1.03           -            -             0.75%            3.4%
05/24/07         1.00           -            -             0.75%            0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.86           -     $      -             0.50%          -17.1%
12/31/07         1.04           -            -             0.50%            3.5%
05/24/07         1.00           -            -             0.50%            0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.86           -     $      -             0.25%          -16.9%
12/31/07         1.04           -            -             0.25%            3.7%
05/24/07         1.00           -            -             0.25%            0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.87           -     $      -             0.00%          -16.7%
12/31/07         1.04           -            -             0.00%            3.8%
05/24/07         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008        2007
6.7%        0.0%

                             AUL American Unit Trust
                                   Oppenheimer
                           Value (Class A) (unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $          -    $          -               -
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $          -
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $          -               -    $         0.57
Band 100                                     -               -              0.57
Band 75                                      -               -              0.57
Band 50                                      -               -              0.58
Band 25                                      -               -              0.58
Band 0                                       -               -              0.58
                                  --------------  --------------
Total                             $          -               -
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $          -
  Mortality & expense charges                                                -
                                                                  --------------
  Net investment income (loss)                                               -
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                   -
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                       -
                                                                  --------------
  Net gain (loss)                                                            -
                                                                  --------------
Increase (decrease) in net assets from operations                 $          -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                               For the period
                                                                Year ended      from 11/12/07
                                                                12/31/2008      to 12/31/2007
                                                            --------------     --------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $          -       $          -
  Net realized gain (loss)                                             -                  -
  Realized gain distributions                                          -                  -
  Net change in unrealized appreciation (depreciation)                 -                  -
                                                            --------------     --------------
Increase (decrease) in net assets from operations                      -                  -
                                                            --------------     --------------
Contract owner transactions:
  Proceeds from units sold                                                                -
  Cost of units redeemed                                                                  -
                                                            --------------     --------------
  Increase (decrease)                                                  -                  -
                                                            --------------     --------------
Net increase (decrease)                                                -                  -
Net assets, beginning                                                  -                  -
                                                            --------------     --------------
Net assets, ending                                          $          -       $          -
                                                            ==============     ==============
Units sold                                                             -                  -
Units redeemed                                                         -                  -
                                                            --------------     --------------
Net increase (decrease)                                                -                  -
Units outstanding, beginning                                           -                  -
                                                            --------------     --------------
Units outstanding, ending                                              -                  -
                                                            ==============     ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $           -
Cost of units redeemed                                                       -
Net investment income (loss)                                                 -
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                                 ---------------
                                                                 $           -
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.57          -      $     -              1.25%          -42.4%
12/31/07         0.99          -            -              1.25%           -0.9%
11/12/07         1.00          -            -              1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.57          -      $     -              1.00%          -42.3%
12/31/07         0.99          -            -              1.00%           -0.9%
11/12/07         1.00          -            -              1.00%            0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.57          -      $     -              0.75%          -42.1%
12/31/07         0.99          -            -              0.75%           -0.8%
11/12/07         1.00          -            -              0.75%            0.0%

                                     BAND 50
--------------------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.58          -      $     -              0.50%          -42.0%
12/31/07         0.99          -            -              0.50%           -0.8%
11/12/07         1.00          -            -              0.50%            0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.58          -      $     -              0.25%          -41.8%
12/31/07         0.99          -            -              0.25%           -0.8%
11/12/07         1.00          -            -              0.25%            0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.58          -      $     -              0.00%          -41.7%
12/31/07         0.99          -            -              0.00%           -0.7%
11/12/07         1.00          -            -              0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008     2007
0.0%     0.0%

                             AUL American Unit Trust
                                   Oppenheimer
                                 Value (Class N)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $       49,975  $       64,287           3,499
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $       49,975
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $       49,975          87,958  $         0.57
Band 100                                     -               -              0.57
Band 75                                      -               -              0.57
Band 50                                      -               -              0.57
Band 25                                      -               -              0.57
Band 0                                       -               -              0.58
                                  --------------  --------------
Total                             $       49,975          87,958
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $          429
  Mortality & expense charges                                               (253)
                                                                  --------------
  Net investment income (loss)                                               176
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                  (443)
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                   (14,312)
                                                                  --------------
  Net gain (loss)                                                        (14,755)
                                                                  --------------
Increase (decrease) in net assets from operations                 $      (14,579)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                               For the period
                                                                Year ended      from 11/12/07
                                                                12/31/2008      to 12/31/2007
                                                            --------------     --------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $          176     $          -
  Net realized gain (loss)                                            (443)               -
  Realized gain distributions                                          -                  -
  Net change in unrealized appreciation (depreciation)             (14,312)               -
                                                            --------------     --------------
Increase (decrease) in net assets from operations                  (14,579)               -
                                                            --------------     --------------
Contract owner transactions:
  Proceeds from units sold                                          65,710                -
  Cost of units redeemed                                            (1,156)               -
                                                            --------------     --------------
  Increase (decrease)                                               64,554                -
                                                            --------------     --------------
Net increase (decrease)                                             49,975                -
Net assets, beginning                                                 -                   -
                                                            --------------     --------------
Net assets, ending                                          $       49,975     $          -
                                                            ==============     ==============
Units sold                                                          89,846                -
Units redeemed                                                      (1,888)               -
                                                            --------------     --------------
Net increase (decrease)                                             87,958                -
Units outstanding, beginning                                          -                   -
                                                            --------------     --------------
Units outstanding, ending                                           87,958                -
                                                            ==============     ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $        65,710
Cost of units redeemed                                                    (1,156)
Net investment income (loss)                                                 176
Net realized gain (loss)                                                    (443)
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                     (14,312)
                                                                 ---------------
                                                                 $        49,975
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.57           88    $      50            1.25%          -42.7%
12/31/07         0.99          -            -              1.25%           -0.9%
11/12/07         1.00          -            -              1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.57          -      $     -              1.00%          -42.5%
12/31/07         0.99          -            -              1.00%           -0.9%
11/12/07         1.00          -            -              1.00%            0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.57          -      $     -              0.75%          -42.4%
12/31/07         0.99          -            -              0.75%           -0.9%
11/12/07         1.00          -            -              0.75%            0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.57          -      $     -              0.50%          -42.2%
12/31/07         0.99          -            -              0.50%           -0.8%
11/12/07         1.00          -            -              0.50%            0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.57          -      $     -              0.25%          -42.1%
12/31/07         0.99          -            -              0.25%           -0.8%
11/12/07         1.00          -            -              0.25%            0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.58          -      $     -              0.00%          -41.9%
12/31/07         0.99          -            -              0.00%           -0.8%
11/12/07         1.00          -            -              0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008        2007
1.7%        0.0%

                             AUL American Unit Trust
                                   Oppenheimer
                         International Growth (Class A)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $          262  $          258              14
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $          262
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $          262             469  $         0.56
Band 100                                     -               -              0.56
Band 75                                      -               -              0.56
Band 50                                      -               -              0.56
Band 25                                      -               -              0.56
Band 0                                       -               -              0.57
                                  --------------  --------------
Total                             $          262             469
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $            2
  Mortality & expense charges                                                -
                                                                  --------------
  Net investment income (loss)                                                 2
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                   -
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                         4
                                                                  --------------
  Net gain (loss)                                                              4
                                                                  --------------
Increase (decrease) in net assets from operations                 $            6
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                               For the period
                                                                Year ended      from 11/12/07
                                                                12/31/2008      to 12/31/2007
                                                            --------------     --------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $            2     $          -
  Net realized gain (loss)                                             -                  -
  Realized gain distributions                                          -                  -
  Net change in unrealized appreciation (depreciation)                   4                -
                                                            --------------     --------------
Increase (decrease) in net assets from operations                        6                -
                                                            --------------     --------------
Contract owner transactions:
  Proceeds from units sold                                             256                -
  Cost of units redeemed                                               -                  -
                                                            --------------     --------------
  Increase (decrease)                                                  256                -
                                                            --------------     --------------
Net increase (decrease)                                                262                -
Net assets, beginning                                                  -                  -
                                                            --------------     --------------
Net assets, ending                                          $          262     $          -
                                                            ==============     ==============
Units sold                                                             469                -
Units redeemed                                                         -                  -
                                                            --------------     --------------
Net increase (decrease)                                                469                -
Units outstanding, beginning                                           -                  -
                                                            --------------     --------------
Units outstanding, ending                                              469                -
                                                            ==============     ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $           256
Cost of units redeemed                                                       -
Net investment income (loss)                                                   2
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                           4
                                                                 ---------------
                                                                 $           262
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.56             0   $       0            1.25%          -42.2%
12/31/07         0.97           -           -              1.25%           -3.4%
11/12/07         1.00           -           -              1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.56          -      $     -              1.00%          -42.1%
12/31/07         0.97          -            -              1.00%           -3.3%
11/12/07         1.00          -            -              1.00%            0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.56          -      $     -              0.75%          -42.0%
12/31/07         0.97          -            -              0.75%           -3.3%
11/12/07         1.00          -            -              0.75%            0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.56          -      $     -              0.50%          -41.8%
12/31/07         0.97          -            -              0.50%           -3.3%
11/12/07         1.00          -            -              0.50%            0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.56          -      $     -              0.25%          -41.7%
12/31/07         0.97          -            -              0.25%           -3.2%
11/12/07         1.00          -            -              0.25%            0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.57          -      $     -              0.00%          -41.5%
12/31/07         0.97          -            -              0.00%           -3.2%
11/12/07         1.00          -            -              0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008     2007
1.5%     0.0%

                             AUL American Unit Trust
                                   Oppenheimer
                         International Growth (Class N)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $       34,787  $       43,844           1,963
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $       34,787
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $       34,787          62,541  $         0.56
Band 100                                    -                -              0.56
Band 75                                     -                -              0.56
Band 50                                     -                -              0.56
Band 25                                     -                -              0.56
Band 0                                      -                -              0.56
                                  --------------  --------------
Total                             $       34,787          62,541
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $          243
  Mortality & expense charges                                               (181)
                                                                  --------------
  Net investment income (loss)                                                62
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                  (410)
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                    (9,057)
                                                                  --------------
  Net gain (loss)                                                         (9,467)
                                                                  --------------
Increase (decrease) in net assets from operations                 $       (9,405)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                               For the period
                                                                Year ended      from 11/12/07
                                                                12/31/2008      to 12/31/2007
                                                            --------------     --------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $           62     $          -
  Net realized gain (loss)                                            (410)               -
  Realized gain distributions                                          -                  -
  Net change in unrealized appreciation (depreciation)              (9,057)               -
                                                            --------------     --------------
Increase (decrease) in net assets from operations                   (9,405)               -
                                                            --------------     --------------
Contract owner transactions:
  Proceeds from units sold                                          44,219                -
  Cost of units redeemed                                               (27)               -
                                                            --------------     --------------
  Increase (decrease)                                               44,192                -
                                                            --------------     --------------
Net increase (decrease)                                             34,787                -
Net assets, beginning                                                  -                  -
                                                            --------------     --------------
Net assets, ending                                          $       34,787     $          -
                                                            ==============     ==============
Units sold                                                          62,582                -
Units redeemed                                                         (41)               -
                                                            --------------     --------------
Net increase (decrease)                                             62,541                -
Units outstanding, beginning                                           -                  -
                                                            --------------     --------------
Units outstanding, ending                                           62,541                -
                                                            ==============     ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $        44,219
Cost of units redeemed                                                       (27)
Net investment income (loss)                                                  62
Net realized gain (loss)                                                    (410)
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                      (9,057)
                                                                 ---------------
                                                                 $        34,787
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.56           63   $       35           1.25%           -42.4%
12/31/07         0.97          -            -             1.25%            -3.4%
11/12/07         1.00          -            -             1.25%             0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.56          -      $     -              1.00%          -42.3%
12/31/07         0.97          -            -              1.00%           -3.4%
11/12/07         1.00          -            -              1.00%            0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.56          -      $     -              0.75%          -42.1%
12/31/07         0.97          -            -              0.75%           -3.3%
11/12/07         1.00          -            -              0.75%            0.0%

                                     BAND 50
--------------------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.56          -     $      -              0.50%          -42.0%
12/31/07         0.97          -            -              0.50%           -3.3%
11/12/07         1.00          -            -              0.50%            0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.56          -     $      -              0.25%          -41.8%
12/31/07         0.97          -            -              0.25%           -3.3%
11/12/07         1.00          -            -              0.25%            0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.56          -      $     -              0.00%          -41.7%
12/31/07         0.97          -            -              0.00%           -3.3%
11/12/07         1.00          -            -              0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008     2007
1.4%     0.0%

                             AUL American Unit Trust
                                AllianceBernstein
                               International Value

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      475,082  $      948,810          46,531
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $      475,082
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      475,082         640,620  $         0.74
Band 100                                     -               -              0.75
Band 75                                      -               -              0.76
Band 50                                      -               -              0.76
Band 25                                      -               -              0.77
Band 0                                       -               -              0.78
                                  --------------  --------------
Total                             $      475,082         640,620
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $          -
  Mortality & expense charges                                             (8,776)
                                                                  --------------
  Net investment income (loss)                                            (8,776)
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                               (49,565)
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                  (452,799)
                                                                  --------------
  Net gain (loss)                                                       (502,364)
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (511,140)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2008          12/31/2007
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $      (8,776)      $       2,008
  Net realized gain (loss)                                        (49,565)             38,134
  Realized gain distributions                                         -                36,744
  Net change in unrealized appreciation (depreciation)           (452,799)            (63,356)
                                                            -------------       -------------
Increase (decrease) in net assets from operations                (511,140)             13,530
                                                            -------------       -------------
Contract owner transactions:
  Proceeds from units sold                                        338,659             604,996
  Cost of units redeemed                                         (218,077)           (330,693)
                                                            -------------       -------------
  Increase (decrease)                                             120,582             274,303
                                                            -------------       -------------
Net increase (decrease)                                          (390,558)            287,833
Net assets, beginning                                             865,640             577,807
                                                            -------------       -------------
Net assets, ending                                          $     475,082       $     865,640
                                                            =============       =============
Units sold                                                        288,894             373,587
Units redeemed                                                   (182,261)           (209,013)
                                                            -------------       -------------
Net increase (decrease)                                           106,633             164,574
Units outstanding, beginning                                      533,987             369,413
                                                            -------------       -------------
Units outstanding, ending                                         640,620             533,987
                                                            =============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $     1,470,703
Cost of units redeemed                                                  (571,741)
Net investment income (loss)                                              (1,925)
Net realized gain (loss)                                                  (9,528)
Realized gain distributions                                               61,301
Net change in unrealized appreciation (depreciation)                    (473,728)
                                                                 ---------------
                                                                 $       475,082
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.74           641   $      475           1.25%          -54.3%
12/31/07         1.62           534          866           1.25%            3.6%
12/31/06         1.56           369          578           1.25%           32.6%
12/31/05         1.18             2            2           1.25%           18.0%
05/20/05         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.75           -     $      -             1.00%          -54.1%
12/31/07         1.63           -            -             1.00%            3.9%
12/31/06         1.57           -            -             1.00%           32.6%
12/31/05         1.18           -            -             1.00%            0.0%
05/20/05         1.00           -            -             1.00%            0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.76           -     $      -             0.75%          -54.0%
12/31/07         1.64           -            -             0.75%            4.2%
12/31/06         1.58           -            -             0.75%           32.9%
12/31/05         1.19           -            -             0.75%            0.0%
05/20/05         1.00           -            -             0.75%            0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.76           -     $      -             0.50%          -53.9%
12/31/07         1.65           -            -             0.50%            4.4%
12/31/06         1.58           -            -             0.50%           33.2%
12/31/05         1.19           -            -             0.50%            0.0%
05/20/05         1.00           -            -             0.50%            0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.77           -     $      -             0.25%          -53.8%
12/31/07         1.66           -            -             0.25%            4.7%
12/31/06         1.59           -            -             0.25%           33.6%
12/31/05         1.19           -            -             0.25%            0.0%
05/20/05         1.00           -            -             0.25%            0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $    0.78            -     $      -             0.00%          -53.7%
12/31/07        1.67            -            -             0.00%            4.9%
12/31/06        1.60            -            -             0.00%           33.9%
12/31/05        1.19            -            -             0.00%            0.0%
05/20/05        1.00            -            -             0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007       2006       2005
0.0%       1.6%       3.0%       1.8%

                             AUL American Unit Trust
                                AllianceBernstein
                                  Global Value

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      645,906  $    1,465,022          95,831
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $      645,906
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      645,906         966,469  $         0.67
Band 100                                     -               -              0.67
Band 75                                      -               -              0.68
Band 50                                      -               -              0.69
Band 25                                      -               -              0.69
Band 0                                       -               -              0.70
                                  --------------  --------------
Total                             $      645,906         966,469
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $          -
  Mortality & expense charges                                            (15,294)
                                                                  --------------
  Net investment income (loss)                                           (15,294)
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                              (293,900)
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                  (572,189)
                                                                  --------------
  Net gain (loss)                                                       (866,089)
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (881,383)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2008          12/31/2007
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $     (15,294)      $       2,567
  Net realized gain (loss)                                       (293,900)             71,753
  Realized gain distributions                                         -               130,769
  Net change in unrealized appreciation (depreciation)           (572,189)           (323,538)
                                                            -------------       -------------
Increase (decrease) in net assets from operations                (881,383)           (118,449)
                                                            -------------       -------------
Contract owner transactions:
  Proceeds from units sold                                        128,979           3,107,076
  Cost of units redeemed                                         (220,184)         (2,206,279)
                                                            -------------       -------------
  Increase (decrease)                                             (91,205)            900,797
                                                            -------------       -------------
Net increase (decrease)                                          (972,588)            782,348
Net assets, beginning                                           1,618,494             836,146
                                                            -------------       -------------
Net assets, ending                                          $     645,906       $   1,618,494
                                                            =============       =============
Units sold                                                        228,768           2,075,457
Units redeemed                                                   (395,841)         (1,514,255)
                                                            -------------       -------------
Net increase (decrease)                                          (167,074)            561,202
Units outstanding, beginning                                    1,133,543             572,341
                                                            -------------       -------------
Units outstanding, ending                                         966,469           1,133,543
                                                            =============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $     3,979,442
Cost of units redeemed                                                (2,488,051)
Net investment income (loss)                                              (6,864)
Net realized gain (loss)                                                (216,487)
Realized gain distributions                                              196,982
Net change in unrealized appreciation (depreciation)                    (819,116)
                                                                 ---------------
                                                                 $       645,906
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.67           966   $      646           1.25%          -53.2%
12/31/07         1.43         1,134        1,618           1.25%           -0.4%
12/31/06         1.43           583          836           1.25%           24.7%
12/31/05         1.15           323          372           1.25%           15.0%
05/20/05         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.67           -     $      -             1.00%          -53.1%
12/31/07         1.44           -            -             1.00%           -0.2%
12/31/06         1.44           -            -             1.00%           25.3%
12/31/05         1.15           -            -             1.00%            0.0%
05/20/05         1.00           -            -             1.00%            0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.68           -     $      -             0.75%          -53.0%
12/31/07         1.45           -            -             0.75%            0.1%
12/31/06         1.45           -            -             0.75%           25.6%
12/31/05         1.15           -            -             0.75%            0.0%
05/20/05         1.00           -            -             0.75%            0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.69           -     $      -             0.50%          -52.8%
12/31/07         1.46           -            -             0.50%            0.3%
12/31/06         1.45           -            -             0.50%           25.9%
12/31/05         1.15           -            -             0.50%            0.0%
05/20/05         1.00           -            -             0.50%            0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.69           -     $      -             0.25%          -52.7%
12/31/07         1.47           -            -             0.25%            0.6%
12/31/06         1.46           -            -             0.25%           26.2%
12/31/05         1.15           -            -             0.25%            0.0%
05/20/05         1.00           -            -             0.25%            0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.70           -     $      -             0.00%          -52.6%
12/31/07         1.48           -            -             0.00%            0.8%
12/31/06         1.46           -            -             0.00%           26.5%
12/31/05         1.16           -            -             0.00%            0.0%
05/20/05         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007       2006       2005
0.0%       1.6%       2.1%       0.1%

                             AUL American Unit Trust
                                AllianceBernstein
                                   Value Fund

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $       68,617  $      128,049           9,830
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $       68,617
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $       44,460          65,853  $         0.68
Band 100                                  24,157          35,458            0.68
Band 75                                      -               -              0.69
Band 50                                      -               -              0.69
Band 25                                      -               -              0.70
Band 0                                       -               -              0.71
                                  --------------  --------------
Total                             $       68,617         101,311
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $        2,172
  Mortality & expense charges                                             (1,331)
                                                                  --------------
  Net investment income (loss)                                               841
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                               (21,660)
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                   (42,516)
                                                                  --------------
  Net gain (loss)                                                        (64,176)
                                                                  --------------
Increase (decrease) in net assets from operations                 $      (63,335)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2008          12/31/2007
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $         841       $       1,234
  Net realized gain (loss)                                        (21,660)              2,548
  Realized gain distributions                                         -                10,624
  Net change in unrealized appreciation (depreciation)            (42,516)            (25,054)
                                                            -------------       -------------
Increase (decrease) in net assets from operations                 (63,335)            (10,648)
                                                            -------------       -------------
Contract owner transactions:
  Proceeds from units sold                                         26,142              86,607
  Cost of units redeemed                                          (47,313)            (33,640)
                                                            -------------       -------------
  Increase (decrease)                                             (21,171)             52,967
                                                            -------------       -------------
Net increase (decrease)                                           (84,506)             42,319
Net assets, beginning                                             153,123             110,804
                                                            -------------       -------------
Net assets, ending                                          $      68,617       $     153,123
                                                            =============       =============
Units sold                                                         26,121              68,432
Units redeemed                                                    (54,043)            (27,251)
                                                            -------------       -------------
Net increase (decrease)                                           (27,922)             41,181
Units outstanding, beginning                                      129,233              88,052
                                                            -------------       -------------
Units outstanding, ending                                         101,311             129,233
                                                            =============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $       217,343
Cost of units redeemed                                                   (87,561)
Net investment income (loss)                                               2,841
Net realized gain (loss)                                                 (18,782)
Realized gain distributions                                               14,208
Net change in unrealized appreciation (depreciation)                     (59,432)
                                                                 ---------------
                                                                 $        68,617
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.68            66   $       44           1.25%          -42.9%
12/31/07         1.18            75           88           1.25%           -5.9%
12/31/06         1.26            44           56           1.25%           19.6%
12/31/05         1.05             3            3           1.25%            5.0%
05/20/05         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.68            35   $       24           1.00%          -42.7%
12/31/07         1.19            55           65           1.00%           -5.7%
12/31/06         1.26            44           55           1.00%           19.6%
12/31/05         1.05           -            -             1.00%            0.0%
05/20/05         1.00           -            -             1.00%            0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.69           -     $      -             0.75%          -42.6%
12/31/07         1.20           -            -             0.75%           -5.4%
12/31/06         1.27           -            -             0.75%           19.9%
12/31/05         1.06           -            -             0.75%            0.0%
05/20/05         1.00           -            -             0.75%            0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.69           -     $      -             0.50%          -42.4%
12/31/07         1.20           -            -             0.50%           -5.2%
12/31/06         1.27           -            -             0.50%           20.2%
12/31/05         1.06           -            -             0.50%            0.0%
05/20/05         1.00           -            -             0.50%            0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.70           -     $      -             0.25%          -42.3%
12/31/07         1.21           -            -             0.25%           -5.0%
12/31/06         1.28           -            -             0.25%           20.5%
12/31/05         1.06           -            -             0.25%            0.0%
05/20/05         1.00           -            -             0.25%            0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.71           -     $      -             0.00%          -42.1%
12/31/07         1.22           -            -             0.00%           -4.7%
12/31/06         1.28           -            -             0.00%           20.8%
12/31/05         1.06           -            -             0.00%            0.0%
05/20/05         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007       2006       2005
2.0%       2.1%       2.4%       2.3%

                             AUL American Unit Trust
                                AllianceBernstein
                                 Mid Cap Growth

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      197,847  $      381,325          67,524
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $      197,847
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $       84,054         130,097  $         0.65
Band 100                                  21,763          33,380            0.65
Band 75                                      -               -              0.66
Band 50                                   92,030         138,626            0.66
Band 25                                      -               -              0.67
Band 0                                       -               -              0.68
                                  --------------  --------------
Total                             $      197,847         302,103
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $          -
  Mortality & expense charges                                             (3,002)
                                                                  --------------
  Net investment income (loss)                                            (3,002)
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                               (43,768)
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                  (169,076)
                                                                  --------------
  Net gain (loss)                                                       (212,844)
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (215,846)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2008          12/31/2007
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $      (3,002)      $     (4,047)
  Net realized gain (loss)                                        (43,768)              1,669
  Realized gain distributions                                         -                61,224
  Net change in unrealized appreciation (depreciation)           (169,076)            (14,334)
                                                            -------------       -------------
Increase (decrease) in net assets from operations                (215,846)             44,512
                                                            -------------       -------------
Contract owner transactions:
  Proceeds from units sold                                         72,405             113,831
  Cost of units redeemed                                         (130,883)           (163,987)
                                                            -------------       -------------
  Increase (decrease)                                             (58,478)            (50,156)
                                                            -------------       -------------
Net increase (decrease)                                          (274,324)             (5,644)
Net assets, beginning                                             472,171             477,815
                                                            -------------       -------------
Net assets, ending                                          $     197,847       $     472,171
                                                            =============       =============
Units sold                                                         71,672              93,964
Units redeemed                                                   (136,490)           (138,463)
                                                            -------------       -------------
Net increase (decrease)                                           (64,818)            (44,499)
Units outstanding, beginning                                      366,921             411,420
                                                            -------------       -------------
Units outstanding, ending                                         302,103             366,921
                                                            =============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $       645,561
Cost of units redeemed                                                  (302,844)
Net investment income (loss)                                              (8,033)
Net realized gain (loss)                                                 (42,790)
Realized gain distributions                                               89,431
Net change in unrealized appreciation (depreciation)                    (183,478)
                                                                 ---------------
                                                                 $       197,847
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.65           130   $       84           1.25%          -49.2%
12/31/07         1.27           136          174           1.25%           10.2%
12/31/06         1.15           158          182           1.25%           -0.5%
12/31/05         1.16           -            -             1.25%            0.0%
05/20/05         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.65            33   $       22           1.00%          -49.1%
12/31/07         1.28            39           50           1.00%           10.5%
12/31/06         1.16            83           96           1.00%            0.2%
12/31/05         1.16           -            -             1.00%            0.0%
05/20/05         1.00           -            -             1.00%            0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.66           -     $      -             0.75%          -49.0%
12/31/07         1.29           -            -             0.75%           10.8%
12/31/06         1.16           -            -             0.75%            0.5%
12/31/05         1.16           -            -             0.75%            0.0%
05/20/05         1.00           -            -             0.75%            0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.66           139   $       92           0.50%          -48.9%
12/31/07         1.30           192          249           0.50%           11.1%
12/31/06         1.17           171          200           0.50%            0.7%
12/31/05         1.16           -            -             0.50%            0.0%
05/20/05         1.00           -            -             0.50%            0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.67           -     $      -             0.25%          -48.7%
12/31/07         1.31           -            -             0.25%           11.3%
12/31/06         1.17           -            -             0.25%            1.0%
12/31/05         1.16           -            -             0.25%            0.0%
05/20/05         1.00           -            -             0.25%            0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.68           -     $      -             0.00%          -48.6%
12/31/07         1.32           -            -             0.00%           11.6%
12/31/06         1.18           -            -             0.00%            1.2%
12/31/05         1.16           -            -             0.00%            0.0%
05/20/05         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007       2006       2005
0.0%       0.0%       0.0%       0.0%

                             AUL American Unit Trust
                                AllianceBernstein
                                Small Cap Growth

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      199,426  $      223,971          11,800
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $      199,426
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      198,874         259,548  $         0.77
Band 100                                     -                -             0.77
Band 75                                      -                -             0.78
Band 50                                      -                -             0.79
Band 25                                      -                -             0.79
Band 0                                       552             688            0.80
                                  --------------  --------------
Total                             $      199,426         260,236
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $          -
  Mortality & expense charges                                             (1,145)
                                                                  --------------
  Net investment income (loss)                                            (1,145)
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                   894
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                   (29,731)
                                                                  --------------
  Net gain (loss)                                                        (28,837)
                                                                  --------------
Increase (decrease) in net assets from operations                 $      (29,982)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2008          12/31/2007
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $      (1,145)      $        (596)
  Net realized gain (loss)                                            894               3,473
  Realized gain distributions                                         -                   -
  Net change in unrealized appreciation (depreciation)            (29,731)              1,760
                                                            -------------       -------------
Increase (decrease) in net assets from operations                 (29,982)              4,637
                                                            -------------       -------------
Contract owner transactions:
  Proceeds from units sold                                        180,900              44,405
  Cost of units redeemed                                          (20,960)            (17,623)
                                                            -------------       -------------
  Increase (decrease)                                             159,940              26,782
                                                            -------------       -------------
Net increase (decrease)                                           129,958              31,419
Net assets, beginning                                              69,468              38,049
                                                            -------------       -------------
Net assets, ending                                          $     199,426       $      69,468
                                                            =============       =============
Units sold                                                        230,262              31,300
Units redeemed                                                    (19,121)            (12,458)
                                                            -------------       -------------
Net increase (decrease)                                           211,141              18,842
Units outstanding, beginning                                       49,095              30,253
                                                            -------------       -------------
Units outstanding, ending                                         260,236              49,095
                                                            =============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $       260,104
Cost of units redeemed                                                   (38,626)
Net investment income (loss)                                              (1,874)
Net realized gain (loss)                                                   4,367
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                     (24,545)
                                                                 ---------------
                                                                 $       199,426
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.77           260   $      199           1.25%          -45.8%
12/31/07         1.41            49           69           1.25%           12.4%
12/31/06         1.26            30           38           1.25%            9.4%
12/31/05         1.15           -            -             1.25%            0.0%
05/20/05         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.77           -     $      -             1.00%          -45.7%
12/31/07         1.42           -            -             1.00%           12.7%
12/31/06         1.26           -            -             1.00%            9.4%
12/31/05         1.15           -            -             1.00%            0.0%
05/20/05         1.00           -            -             1.00%            0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.78           -     $      -             0.75%          -45.6%
12/31/07         1.43           -            -             0.75%           13.0%
12/31/06         1.27           -            -             0.75%            9.7%
12/31/05         1.16           -            -             0.75%            0.0%
05/20/05         1.00           -            -             0.75%            0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.79           -     $      -             0.50%          -45.4%
12/31/07         1.44           -            -             0.50%           13.3%
12/31/06         1.27           -            -             0.50%           10.0%
12/31/05         1.16           -            -             0.50%            0.0%
05/20/05         1.00           -            -             0.50%            0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.79           -     $      -             0.25%          -45.3%
12/31/07         1.45           -            -             0.25%           13.6%
12/31/06         1.28           -            -             0.25%           10.3%
12/31/05         1.16           -            -             0.25%            0.0%
05/20/05         1.00           -            -             0.25%            0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.80             1   $        1           0.00%          -45.1%
12/31/07         1.46             0            1           0.00%           13.9%
12/31/06         1.28           -            -             0.00%           10.5%
12/31/05         1.16           -            -             0.00%            0.0%
05/20/05         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007       2006       2005
0.0%       0.0%       0.0%       0.0%

                             AUL American Unit Trust
                                AllianceBernstein
                             Focused Growth & Income

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $       32,154  $       47,517           3,989
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $       32,154
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $       32,154          42,640  $         0.75
Band 100                                     -               -              0.76
Band 75                                      -               -              0.77
Band 50                                      -               -              0.77
Band 25                                      -               -              0.78
Band 0                                       -               -              0.79
                                  --------------  --------------
Total                             $       32,154          42,640
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $          107
  Mortality & expense charges                                               (424)
                                                                  --------------
  Net investment income (loss)                                              (317)
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                (9,740)
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                    (8,026)
                                                                  --------------
  Net gain (loss)                                                        (17,766)
                                                                  --------------
Increase (decrease) in net assets from operations                 $      (18,083)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2008          12/31/2007
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $        (317)      $         (34)
  Net realized gain (loss)                                         (9,740)                242
  Realized gain distributions                                         -                 7,301
  Net change in unrealized appreciation (depreciation)             (8,026)             (7,337)
                                                            -------------       -------------
Increase (decrease) in net assets from operations                 (18,083)                172
                                                            -------------       -------------
Contract owner transactions:
  Proceeds from units sold                                         39,925              41,649
  Cost of units redeemed                                          (27,910)             (3,599)
                                                            -------------       -------------
  Increase (decrease)                                              12,015              38,050
                                                            -------------       -------------
Net increase (decrease)                                            (6,068)             38,222
Net assets, beginning                                              38,222                 -
                                                            -------------       -------------
Net assets, ending                                          $      32,154       $      38,222
                                                            =============       =============
Units sold                                                         36,370              33,786
Units redeemed                                                    (24,636)             (2,880)
                                                            -------------       -------------
Net increase (decrease)                                            11,734              30,906
Units outstanding, beginning                                       30,906                 -
                                                            -------------       -------------
Units outstanding, ending                                          42,640              30,906
                                                            =============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $        81,574
Cost of units redeemed                                                   (31,509)
Net investment income (loss)                                                (351)
Net realized gain (loss)                                                  (9,498)
Realized gain distributions                                                7,301
Net change in unrealized appreciation (depreciation)                     (15,363)
                                                                 ---------------
                                                                 $        32,154
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.75            43   $       32           1.25%          -39.0%
12/31/07         1.24            31           38           1.25%            7.1%
12/31/06         1.15           -            -             1.25%           13.2%
12/31/05         1.02           -            -             1.25%            0.0%
05/20/05         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.76           -     $      -             1.00%          -38.9%
12/31/07         1.24           -            -             1.00%            7.4%
12/31/06         1.16           -            -             1.00%           13.7%
12/31/05         1.02           -            -             1.00%            0.0%
05/20/05         1.00           -            -             1.00%            0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.77           -     $      -             0.75%          -38.7%
12/31/07         1.25           -            -             0.75%            7.6%
12/31/06         1.16           -            -             0.75%           14.1%
12/31/05         1.02           -            -             0.75%            0.0%
05/20/05         1.00           -            -             0.75%            0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.77           -     $      -             0.50%          -38.6%
12/31/07         1.26           -            -             0.50%            7.9%
12/31/06         1.17           -            -             0.50%           14.5%
12/31/05         1.02           -            -             0.50%            0.0%
05/20/05         1.00           -            -             0.50%            0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.78           -     $      -             0.25%          -38.4%
12/31/07         1.27           -            -             0.25%            8.2%
12/31/06         1.17           -            -             0.25%           14.8%
12/31/05         1.02           -            -             0.25%            0.0%
05/20/05         1.00           -            -             0.25%            0.0%

                                    Band 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08    $    0.79           -     $      -             0.00%          -38.3%
12/31/07         1.28           -            -             0.00%            8.5%
12/31/06         1.18           -            -             0.00%           15.1%
12/31/05         1.02           -            -             0.00%            0.0%
05/20/05         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007       2006       2005
0.3%       1.2%       0.0%       0.0%

                             AUL American Unit Trust
                                AllianceBernstein
                              International Growth

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    3,868,501  $    6,756,240         377,046
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $    3,868,501
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $    3,524,675       4,169,313  $         0.85
Band 100                                     -                              0.85
Band 75                                      -               -              0.86
Band 50                                  343,826         395,821            0.87
Band 25                                      -               -              0.88
Band 0                                       -               -              0.88
                                  --------------  --------------
Total                             $    3,868,501       4,565,134
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $       86,942
  Mortality & expense charges                                            (67,730)
                                                                  --------------
  Net investment income (loss)                                            19,212
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                               (24,474)
  Realized gain distributions                                              6,872
  Net change in unrealized appreciation (depreciation)                (3,755,901)
                                                                  --------------
  Net gain (loss)                                                     (3,773,503)
                                                                  --------------
Increase (decrease) in net assets from operations                 $   (3,754,291)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2008          12/31/2007
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $      19,212       $     (29,002)
  Net realized gain (loss)                                        (24,474)            179,179
  Realized gain distributions                                       6,872             408,186
  Net change in unrealized appreciation
  (depreciation)                                               (3,755,901)            355,057
                                                            -------------       -------------
Increase (decrease) in net assets from operations              (3,754,291)            913,420
                                                            -------------       -------------
Contract owner transactions:
  Proceeds from units sold                                      1,733,438           2,393,216
  Cost of units redeemed                                       (1,475,869)         (1,497,278)
                                                            -------------       -------------
  Increase (decrease)                                             257,569             895,938
                                                            -------------       -------------
Net increase (decrease)                                        (3,496,722)          1,809,358
Net assets, beginning                                           7,365,223           5,555,865
                                                            -------------       -------------
Net assets, ending                                          $   3,868,501       $   7,365,223
                                                            =============       =============
Units sold                                                      1,466,040           1,494,348
Units redeemed                                                 (1,233,500)          (933,746)
                                                            -------------       -------------
Net increase (decrease)                                           232,540             560,602
Units outstanding, beginning                                    4,332,594           3,771,992
                                                            -------------       -------------
Units outstanding, ending                                       4,565,134           4,332,594
                                                            =============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $     9,301,571
Cost of units redeemed                                                (3,332,625)
Net investment income (loss)                                               5,397
Net realized gain (loss)                                                 171,763
Realized gain distributions                                              610,134
Net change in unrealized appreciation (depreciation)                  (2,887,739)
                                                                 ---------------
                                                                 $     3,868,501
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.85         4,169   $    3,525           1.25%          -50.2%
12/31/07         1.70         3,870        6,566           1.25%           15.4%
12/31/06         1.47         3,361        4,940           1.25%           23.5%
12/31/05         1.19           -            -             1.25%            0.0%
05/20/05         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.85           -     $      -             1.00%          -50.0%
12/31/07         1.71           -            -             1.00%           15.4%
12/31/06         1.48           -            -             1.00%           23.3%
12/31/05         1.20           -            -             1.00%            0.0%
05/20/05         1.00           -            -             1.00%            0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.86           -     $      -             0.75%          -49.9%
12/31/07         1.72           -            -             0.75%           15.9%
12/31/06         1.48           -            -             0.75%           23.6%
12/31/05         1.20           -            -             0.75%            0.0%
05/20/05         1.00           -            -             0.75%            0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.87           396   $      344           0.50%          -49.8%
12/31/07         1.73           462          800           0.50%           16.1%
12/31/06         1.49           413          616           0.50%           24.1%
12/31/05         1.20           -            -             0.50%            0.0%
05/20/05         1.00           -            -             0.50%            0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.88           -     $      -             0.25%          -49.7%
12/31/07         1.74           -            -             0.25%           16.5%
12/31/06         1.49           -            -             0.25%           24.4%
12/31/05         1.20           -            -             0.25%            0.0%
05/20/05         1.00           -            -             0.25%            0.0%

                                   BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.88           -     $      -             0.00%          -49.5%
12/31/07         1.75           -            -             0.00%           16.8%
12/31/06         1.50           -            -             0.00%           24.7%
12/31/05         1.20           -            -             0.00%            0.0%
05/20/05         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007       2006       2005
1.5%       0.7%       1.5%       0.0%

                             AUL American Unit Trust
                                AllianceBernstein
                               Small/Mid Cap Value

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      200,757  $      320,618          20,464
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $      200,757
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      200,757         253,088            0.79
Band 100                                     -               -              0.80
Band 75                                      -               -              0.81
Band 50                                      -               -              0.82
Band 25                                      -               -              0.82
Band 0                                       -               -              0.83
                                  --------------  --------------
Total                             $      200,757         253,088
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $        1,599
  Mortality & expense charges                                             (3,304)
                                                                  --------------
  Net investment income (loss)                                            (1,705)
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                               (30,537)
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                   (69,034)
                                                                  --------------
  Net gain (loss)                                                        (99,571)
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (101,276)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2008          12/31/2007
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $      (1,705)      $      (2,525)
  Net realized gain (loss)                                        (30,537)              9,231
  Realized gain distributions                                         -                24,209
  Net change in unrealized appreciation
  (depreciation)                                                  (69,034)            (49,923)
                                                            -------------       -------------
Increase (decrease) in net assets from operations                (101,276)            (19,008)
                                                            -------------       -------------
Contract owner transactions:
  Proceeds from units sold                                        116,898             477,108
  Cost of units redeemed                                         (106,737)           (225,798)
                                                            -------------       -------------
  Increase (decrease)                                              10,161             251,310
                                                            -------------       -------------
Net increase (decrease)                                           (91,115)            232,302
Net assets, beginning                                             291,872              59,570
                                                            -------------       -------------
Net assets, ending                                          $     200,757       $     291,872
                                                            =============       =============
Units sold                                                        112,947             354,009
Units redeemed                                                    (97,321)           (165,424)
                                                            -------------       -------------
Net increase (decrease)                                            15,626             188,585
Units outstanding, beginning                                      237,462              48,877
                                                            -------------       -------------
Units outstanding, ending                                         253,088             237,462
                                                            =============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $       650,160
Cost of units redeemed                                                  (332,680)
Net investment income (loss)                                              (4,114)
Net realized gain (loss)                                                 (21,297)
Realized gain distributions                                               28,549
Net change in unrealized appreciation (depreciation)                    (119,861)
                                                                 ---------------
                                                                 $       200,757
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.79           253   $      201           1.25%          -35.5%
12/31/07         1.23           237          292           1.25%            0.8%
12/31/06         1.22            49           60           1.25%           11.8%
12/31/05         1.09           -            -             1.25%            0.0%
05/20/05         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.80           -     $      -             1.00%          -35.3%
12/31/07         1.24           -            -             1.00%            1.1%
12/31/06         1.22           -            -             1.00%           12.3%
12/31/05         1.09           -            -             1.00%            0.0%
05/20/05         1.00           -            -             1.00%            0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.81           -     $      -             0.75%          -35.1%
12/31/07         1.25           -            -             0.75%            1.2%
12/31/06         1.23           -            -             0.75%           12.8%
12/31/05         1.09           -            -             0.75%            0.0%
05/20/05         1.00           -            -             0.75%            0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.82           -     $      -             0.50%          -35.0%
12/31/07         1.25           -            -             0.50%            1.6%
12/31/06         1.23           -            -             0.50%           12.9%
12/31/05         1.09           -            -             0.50%            0.0%
05/20/05         1.00           -            -             0.50%            0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.82           -     $      -             0.25%          -34.8%
12/31/07         1.26           -            -             0.25%            1.9%
12/31/06         1.24           -            -             0.25%           13.1%
12/31/05         1.09           -            -             0.25%            0.0%
05/20/05         1.00           -            -             0.25%            0.0%

                                   BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.83           -     $      -             0.00%          -34.6%
12/31/07         1.27           -            -             0.00%            2.1%
12/31/06         1.24           -            -             0.00%           13.4%
12/31/05         1.10           -            -             0.00%            0.0%
05/20/05         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007       2006       2005
0.6%       0.2%       1.1%       0.0%

                             AUL American Unit Trust
                                AllianceBernstein
                             2010 Strategy (Class R)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $       69,903  $       69,831           9,602
Receivables: investments sold                 -   ==============  ==============
Payables: investments purchased               -
                                  --------------
Net assets                        $       69,903
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $       69,903         106,865  $         0.65
Band 100                                     -               -              0.66
Band 75                                      -               -              0.66
Band 50                                      -               -              0.66
Band 25                                      -               -              0.66
Band 0                                       -               -              0.66
                                  --------------  --------------
Total                             $       69,903         106,865
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $        1,151
  Mortality & expense charges                                                (60)
                                                                  --------------
  Net investment income (loss)                                             1,091
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                  (595)
  Realized gain distributions                                              1,573
  Net change in unrealized appreciation (depreciation)                        72
                                                                  --------------
  Net gain (loss)                                                          1,050
                                                                  --------------
Increase (decrease) in net assets from operations                 $        2,141
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                               For the period
                                                               Year ended       from 11/12/07
                                                               12/31/2008       to 12/31/2007
                                                            -------------      --------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $       1,091      $          -
  Net realized gain (loss)                                           (595)                -
  Realized gain distributions                                       1,573                 -
  Net change in unrealized appreciation
  (depreciation)                                                       72                 -
                                                            -------------      --------------
Increase (decrease) in net assets from operations                   2,141                 -
                                                            -------------      --------------
Contract owner transactions:
  Proceeds from units sold                                         69,521                 -
  Cost of units redeemed                                           (1,759)                -
                                                            -------------      --------------
  Increase (decrease)                                              67,762                 -
                                                            -------------      --------------
Net increase (decrease)                                            69,903                 -
Net assets, beginning                                                 -                   -
                                                            -------------      --------------
Net assets, ending                                           $     69,903      $          -
                                                            =============      ==============
Units sold                                                        109,609                 -
Units redeemed                                                     (2,744)                -
                                                            -------------      --------------
Net increase (decrease)                                           106,865                 -
Units outstanding, beginning                                          -                   -
                                                            -------------      --------------
Units outstanding, ending                                         106,865                 -
                                                            =============      ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $        69,521
Cost of units redeemed                                                    (1,759)
Net investment income (loss)                                               1,091
Net realized gain (loss)                                                    (595)
Realized gain distributions                                                1,573
Net change in unrealized appreciation (depreciation)                          72
                                                                 ---------------
                                                                 $        69,903
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.65           107   $       70           1.25%          -33.9%
12/31/07         0.99           -            -             1.25%           -1.1%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.66           -     $      -             1.00%          -33.7%
12/31/07         0.99           -            -             1.00%           -1.0%
11/12/07         1.00           -            -             1.00%            0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.66           -     $      -             0.75%          -33.5%
12/31/07         0.99           -            -             0.75%           -1.0%
11/12/07         1.00           -            -             0.75%            0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.66           -     $      -             0.50%          -33.4%
12/31/07         0.99           -            -             0.50%           -1.0%
11/12/07         1.00           -            -             0.50%            0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.66           -     $      -             0.25%          -33.2%
12/31/07         0.99           -            -             0.25%           -0.9%
11/12/07         1.00           -            -             0.25%            0.0%

                                   BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.66           -     $      -             0.00%          -33.0%
12/31/07         0.99           -            -             0.00%           -0.9%
11/12/07         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007
3.3%       0.0%

                             AUL American Unit Trust
                                AllianceBernstein
                          2010 Strategy (Advisor Class)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    3,111,861  $    4,345,865         425,699
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $    3,111,861
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      132,219         201,121  $         0.66
Band 100                                     -               -              0.66
Band 75                                      -               -              0.66
Band 50                                      -               -              0.66
Band 25                                2,979,642       4,481,338            0.66
Band 0                                       -               -              0.67
                                  --------------  --------------
Total                             $    3,111,861       4,682,459
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $      112,116
  Mortality & expense charges                                             (8,238)
                                                                  --------------
  Net investment income (loss)                                           103,878
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                              (348,605)
  Realized gain distributions                                            123,288
  Net change in unrealized appreciation (depreciation)                (1,234,004)
                                                                  --------------
  Net gain (loss)                                                     (1,459,321)
                                                                  --------------
Increase (decrease) in net assets from operations                 $   (1,355,443)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                               For the period
                                                               Year ended       from 11/12/07
                                                               12/31/2008       to 12/31/2007
                                                            -------------      --------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $     103,878      $          -
  Net realized gain (loss)                                       (348,605)                -
  Realized gain distributions                                     123,288                 -
  Net change in unrealized appreciation
  (depreciation)                                               (1,234,004)                -
                                                            -------------      --------------
Increase (decrease) in net assets from operations              (1,355,443)                -
                                                            -------------      --------------
Contract owner transactions:
  Proceeds from units sold                                      6,537,165                 -
  Cost of units redeemed                                       (2,069,861)                -
                                                            -------------      --------------
  Increase (decrease)                                           4,467,304                 -
                                                            -------------      --------------
Net increase (decrease)                                         3,111,861                 -
Net assets, beginning                                                 -                   -
                                                            -------------      --------------
Net assets, ending                                          $   3,111,861      $          -
                                                            =============      ==============
Units sold                                                      7,355,958                 -
Units redeemed                                                 (2,673,499)                -
                                                            -------------      --------------
Net increase (decrease)                                         4,682,459                 -
Units outstanding, beginning                                          -                   -
                                                            -------------      --------------
Units outstanding, ending                                       4,682,459                 -
                                                            =============      ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $     6,537,165
Cost of units redeemed                                                (2,069,861)
Net investment income (loss)                                             103,878
Net realized gain (loss)                                                (348,605)
Realized gain distributions                                              123,288
Net change in unrealized appreciation (depreciation)                  (1,234,004)
                                                                 ---------------
                                                                 $     3,111,861
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.66           201   $      132           1.25%          -33.5%
12/31/07         0.99           -            -             1.25%           -1.1%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.66           -     $      -             1.00%          -33.4%
12/31/07         0.99           -            -             1.00%           -1.0%
11/12/07         1.00           -            -             1.00%            0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.66           -     $      -             0.75%          -33.2%
12/31/07         0.99           -            -             0.75%           -1.0%
11/12/07         1.00           -            -             0.75%            0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.66           -     $      -             0.50%          -33.0%
12/31/07         0.99           -            -             0.50%           -1.0%
11/12/07         1.00           -            -             0.50%            0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.66         4,481   $    2,980           0.25%          -32.9%
12/31/07         0.99           -             -            0.25%           -0.9%
11/12/07         1.00           -             -            0.25%            0.0%

                                   BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.67           -     $       -            0.00%          -32.7%
12/31/07         0.99           -             -            0.00%           -0.9%
11/12/07         1.00           -             -            0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007
7.2%       0.0%

                             AUL American Unit Trust
                                AllianceBernstein
                             2015 Strategy (Class R)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      223,436  $      294,876          31,032
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $      223,436
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      223,436         356,674  $         0.63
Band 100                                     -               -              0.63
Band 75                                      -               -              0.63
Band 50                                      -               -              0.63
Band 25                                      -               -              0.63
Band 0                                       -               -              0.64
                                  --------------  --------------
Total                             $      223,436         356,674
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $        5,738
  Mortality & expense charges                                             (1,242)
                                                                  --------------
  Net investment income (loss)                                             4,496
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                (3,174)
  Realized gain distributions                                              7,947
  Net change in unrealized appreciation (depreciation)                   (71,440)
                                                                  --------------
  Net gain (loss)                                                        (66,667)
                                                                  --------------
Increase (decrease) in net assets from operations                 $      (62,171)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                               For the period
                                                               Year ended       from 11/12/07
                                                               12/31/2008       to 12/31/2007
                                                            -------------      --------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $       4,496      $          -
  Net realized gain (loss)                                         (3,174)                -
  Realized gain distributions                                       7,947                 -
  Net change in unrealized appreciation
  (depreciation)                                                  (71,440)                -
                                                            -------------      --------------
Increase (decrease) in net assets from operations                 (62,171)                -
                                                            -------------      --------------
Contract owner transactions:
  Proceeds from units sold                                        300,235                 -
  Cost of units redeemed                                          (14,628)                -
                                                            -------------      --------------
  Increase (decrease)                                             285,607                 -
                                                            -------------      --------------
Net increase (decrease)                                           223,436                 -
Net assets, beginning                                                 -                   -
                                                            -------------      --------------
Net assets, ending                                          $     223,436      $          -
                                                            =============      ==============
Units sold                                                        375,584                 -
Units redeemed                                                    (18,910)                -
                                                            -------------      --------------
Net increase (decrease)                                           356,674                 -
Units outstanding, beginning                                          -                   -
                                                            -------------      --------------
Units outstanding, ending                                         356,674                 -
                                                            =============      ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $       300,235
Cost of units redeemed                                                   (14,628)
Net investment income (loss)                                               4,496
Net realized gain (loss)                                                  (3,174)
Realized gain distributions                                                7,947
Net change in unrealized appreciation (depreciation)                     (71,440)
                                                                 ---------------
                                                                 $       223,436
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.63           357   $      223           1.25%          -36.6%
12/31/07         0.99           -            -             1.25%           -1.2%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.63           -     $      -             1.00%          -36.4%
12/31/07         0.99           -            -             1.00%           -1.2%
11/12/07         1.00           -            -             1.00%            0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.63           -     $      -             0.75%          -36.2%
12/31/07         0.99           -            -             0.75%           -1.2%
11/12/07         1.00           -            -             0.75%            0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.63           -     $      -             0.50%          -36.1%
12/31/07         0.99           -            -             0.50%           -1.1%
11/12/07         1.00           -            -             0.50%            0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.63           -     $      -             0.25%          -35.9%
12/31/07         0.99           -            -             0.25%           -1.1%
11/12/07         1.00           -            -             0.25%            0.0%

                                   BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.64           -     $      -             0.00%          -35.8%
12/31/07         0.99           -            -             0.00%           -1.1%
11/12/07         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007
5.1%       0.0%

                             AUL American Unit Trust
                                AllianceBernstein
                          2015 Strategy (Advisor Class)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    5,379,043  $    7,893,095         742,961
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $    5,379,043
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      471,913         749,527  $         0.63
Band 100                                     -               -              0.63
Band 75                                      -               -              0.63
Band 50                                      -               -              0.63
Band 25                                4,907,130       7,706,078            0.64
Band 0                                       -               -              0.64
                                  --------------  --------------
Total                             $    5,379,043       8,455,605
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $      168,273
  Mortality & expense charges                                            (13,451)
                                                                  --------------
  Net investment income (loss)                                           154,822
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                              (202,776)
  Realized gain distributions                                            188,711
  Net change in unrealized appreciation (depreciation)                (2,514,052)
                                                                  --------------
  Net gain (loss)                                                     (2,528,117)
                                                                  --------------
Increase (decrease) in net assets from operations                 $   (2,373,295)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                               For the period
                                                               Year ended       from 11/12/07
                                                               12/31/2008       to 12/31/2007
                                                            -------------      --------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $     154,822      $          -
  Net realized gain (loss)                                       (202,776)                -
  Realized gain distributions                                     188,711                 -
  Net change in unrealized appreciation
  (depreciation)                                               (2,514,052)                -
                                                            -------------      --------------
Increase (decrease) in net assets from operations              (2,373,295)                -
                                                            -------------      --------------
Contract owner transactions:
  Proceeds from units sold                                      9,314,680                 -
  Cost of units redeemed                                       (1,562,342)                -
                                                            -------------      --------------
  Increase (decrease)                                           7,752,338                 -
                                                            -------------      --------------
Net increase (decrease)                                         5,379,043                 -
Net assets, beginning                                                 -                   -
                                                            -------------      --------------
Net assets, ending                                          $   5,379,043      $          -
                                                            =============      ==============
Units sold                                                     10,428,253                 -
Units redeemed                                                 (1,972,648)                -
                                                            -------------      --------------
Net increase (decrease)                                         8,455,605                 -
Units outstanding, beginning                                          -                   -
                                                            -------------      --------------
Units outstanding, ending                                       8,455,605                 -
                                                            =============      ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $     9,314,680
Cost of units redeemed                                                (1,562,342)
Net investment income (loss)                                             154,822
Net realized gain (loss)                                                (202,776)
Realized gain distributions                                              188,711
Net change in unrealized appreciation (depreciation)                  (2,514,052)
                                                                 ---------------
                                                                 $     5,379,043
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.63           750   $      472           1.25%          -36.3%
12/31/07         0.99           -            -             1.25%           -1.2%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.63           -     $      -             1.00%          -36.1%
12/31/07         0.99           -            -             1.00%           -1.2%
11/12/07         1.00           -            -             1.00%            0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.63           -     $      -             0.75%          -35.9%
12/31/07         0.99           -            -             0.75%           -1.1%
11/12/07         1.00           -            -             0.75%            0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.63           -     $      -             0.50%          -35.8%
12/31/07         0.99           -            -             0.50%           -1.1%
11/12/07         1.00           -            -             0.50%            0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.64         7,706   $    4,907           0.25%          -35.6%
12/31/07         0.99           -            -             0.25%           -1.1%
11/12/07         1.00           -            -             0.25%            0.0%

                                   BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.64           -     $      -             0.00%          -35.5%
12/31/07         0.99           -            -             0.00%           -1.0%
11/12/07         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007
6.3%       0.0%

                             AUL American Unit Trust
                                AllianceBernstein
                             2020 Strategy (Class R)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $       98,297  $      100,743          14,062
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $       98,297
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $       98,297         163,638  $         0.60
Band 100                                     -               -              0.60
Band 75                                      -               -              0.60
Band 50                                      -               -              0.61
Band 25                                      -               -              0.61
Band 0                                       -               -              0.61
                                  --------------  --------------
Total                             $       98,297         163,638
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $        1,258
  Mortality & expense charges                                               (114)
                                                                  --------------
  Net investment income (loss)                                             1,144
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                  (242)
  Realized gain distributions                                              2,311
  Net change in unrealized appreciation (depreciation)                    (2,445)
                                                                  --------------
  Net gain (loss)                                                           (376)
                                                                  --------------
Increase (decrease) in net assets from operations                 $          768
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                               For the period
                                                               Year ended       from 11/12/07
                                                               12/31/2008       to 12/31/2007
                                                            -------------      --------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $       1,144      $          -
  Net realized gain (loss)                                           (242)                -
  Realized gain distributions                                       2,311                 -
  Net change in unrealized appreciation
  (depreciation)                                                   (2,445)                -
                                                            -------------      --------------
Increase (decrease) in net assets from operations                     768                 -
                                                            -------------      --------------
Contract owner transactions:
  Proceeds from units sold                                         97,989                 -
  Cost of units redeemed                                             (460)                -
                                                            -------------      --------------
  Increase (decrease)                                              97,529                 -
                                                            -------------      --------------
Net increase (decrease)                                            98,297                 -
Net assets, beginning                                                 -                   -
                                                            -------------      --------------
Net assets, ending                                          $      98,297      $          -
                                                            =============      ==============
Units sold                                                        164,404                 -
Units redeemed                                                       (766)                -
                                                            -------------      --------------
Net increase (decrease)                                           163,638                 -
Units outstanding, beginning                                          -                   -
                                                            -------------      --------------
Units outstanding, ending                                         163,638                 -
                                                            =============      ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $        97,989
Cost of units redeemed                                                      (460)
Net investment income (loss)                                               1,144
Net realized gain (loss)                                                    (242)
Realized gain distributions                                                2,311
Net change in unrealized appreciation (depreciation)                      (2,445)
                                                                 ---------------
                                                                 $        98,297
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.60           164   $       98           1.25%          -39.1%
12/31/07         0.99           -            -             1.25%           -1.4%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.60           -     $      -             1.00%          -38.9%
12/31/07         0.99           -            -             1.00%           -1.3%
11/12/07         1.00           -            -             1.00%            0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.60           -     $      -             0.75%          -38.8%
12/31/07         0.99           -            -             0.75%           -1.3%
11/12/07         1.00           -            -             0.75%            0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.61           -     $      -             0.50%          -38.6%
12/31/07         0.99           -            -             0.50%           -1.3%
11/12/07         1.00           -            -             0.50%            0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.61           -     $      -             0.25%          -38.5%
12/31/07         0.99           -            -             0.25%           -1.2%
11/12/07         1.00           -            -             0.25%            0.0%

                                   BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.61           -     $      -             0.00%          -38.3%
12/31/07         0.99           -            -             0.00%           -1.2%
11/12/07         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007
2.6%       0.0%

                             AUL American Unit Trust
                                AllianceBernstein
                          2020 Strategy (Advisor Class)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    4,369,356  $    6,649,847         621,530
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $    4,369,356
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      182,862         302,933  $         0.60
Band 100                                     -               -              0.61
Band 75                                      -               -              0.61
Band 50                                      -               -              0.61
Band 25                                4,186,494       6,857,237            0.61
Band 0                                       -               -              0.61
                                  --------------  --------------
Total                             $    4,369,356       7,160,170
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $      125,425
  Mortality & expense charges                                            (10,121)
                                                                  --------------
  Net investment income (loss)                                           115,304
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                               (54,102)
  Realized gain distributions                                            173,533
  Net change in unrealized appreciation (depreciation)                (2,280,491)
                                                                  --------------
  Net gain (loss)                                                     (2,161,060)
                                                                  --------------
Increase (decrease) in net assets from operations                 $   (2,045,756)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                               For the period
                                                               Year ended       from 11/12/07
                                                               12/31/2008       to 12/31/2007
                                                            -------------      --------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $     115,304      $          -
  Net realized gain (loss)                                        (54,102)                -
  Realized gain distributions                                     173,533                 -
  Net change in unrealized appreciation
  (depreciation)                                               (2,280,491)                -
                                                            -------------      --------------
Increase (decrease) in net assets from operations              (2,045,756)                -
                                                            -------------      --------------
Contract owner transactions:
  Proceeds from units sold                                      7,049,559                 -
  Cost of units redeemed                                         (634,447)                -
                                                            -------------      --------------
  Increase (decrease)                                           6,415,112                 -
                                                            -------------      --------------
Net increase (decrease)                                         4,369,356                 -
Net assets, beginning                                                 -                   -
                                                            -------------      --------------
Net assets, ending                                          $   4,369,356      $          -
                                                            =============      ==============
Units sold                                                      7,943,667                 -
Units redeemed                                                   (783,497)                -
                                                            -------------      --------------
Net increase (decrease)                                         7,160,170                 -
Units outstanding, beginning                                          -                   -
                                                            -------------      --------------
Units outstanding, ending                                       7,160,170                 -
                                                            =============      ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $     7,049,559
Cost of units redeemed                                                  (634,447)
Net investment income (loss)                                             115,304
Net realized gain (loss)                                                 (54,102)
Realized gain distributions                                              173,533
Net change in unrealized appreciation (depreciation)                  (2,280,491)
                                                                 ---------------
                                                                 $     4,369,356
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.60           303   $      183           1.25%          -38.8%
12/31/07         0.99           -            -             1.25%           -1.3%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.61           -     $      -             1.00%          -38.7%
12/31/07         0.99           -            -             1.00%           -1.3%
11/12/07         1.00           -            -             1.00%            0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.61           -     $      -             0.75%          -38.5%
12/31/07         0.99           -            -             0.75%           -1.2%
11/12/07         1.00           -            -             0.75%            0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.61           -     $      -             0.50%          -38.4%
12/31/07         0.99           -            -             0.50%           -1.2%
11/12/07         1.00           -            -             0.50%            0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.61         6,857   $    4,186           0.25%          -38.2%
12/31/07         0.99           -            -             0.25%           -1.2%
11/12/07         1.00           -            -             0.25%            0.0%

                                   BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.61           -     $      -             0.00%          -38.1%
12/31/07         0.99           -            -             0.00%           -1.2%
11/12/07         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007
5.7%       0.0%

                             AUL American Unit Trust
                                AllianceBernstein
                             2025 Strategy (Class R)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $       48,784  $       51,745           6,969
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $       48,784
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $       48,784          84,088  $         0.58
Band 100                                     -               -              0.58
Band 75                                      -               -              0.58
Band 50                                      -               -              0.59
Band 25                                      -               -              0.59
Band 0                                       -               -              0.59
                                  --------------  --------------
Total                             $       48,784          84,088
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $          735
  Mortality & expense charges                                                (75)
                                                                  --------------
  Net investment income (loss)                                               660
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                  (228)
  Realized gain distributions                                              1,610
  Net change in unrealized appreciation (depreciation)                    (2,961)
                                                                  --------------
  Net gain (loss)                                                         (1,579)
                                                                  --------------
Increase (decrease) in net assets from operations                 $         (919)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                               For the period
                                                               Year ended       from 11/12/07
                                                               12/31/2008       to 12/31/2007
                                                            -------------      --------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $         660      $          -
  Net realized gain (loss)                                           (228)                -
  Realized gain distributions                                       1,610                 -
  Net change in unrealized appreciation
  (depreciation)                                                   (2,961)                -
                                                            -------------      --------------
Increase (decrease) in net assets from operations                    (919)                -
                                                            -------------      --------------
Contract owner transactions:
  Proceeds from units sold                                         50,115                 -
  Cost of units redeemed                                             (412)                -
                                                            -------------      --------------
  Increase (decrease)                                              49,703                 -
                                                            -------------      --------------
Net increase (decrease)                                            48,784                 -
Net assets, beginning                                                 -                   -
                                                            -------------      --------------
Net assets, ending                                          $      48,784      $          -
                                                            =============      ==============
Units sold                                                         84,798                 -
Units redeemed                                                       (710)                -
                                                            -------------      --------------
Net increase (decrease)                                            84,088                 -
Units outstanding, beginning                                          -                   -
                                                            -------------      --------------
Units outstanding, ending                                          84,088                 -
                                                            =============      ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $        50,115
Cost of units redeemed                                                      (412)
Net investment income (loss)                                                 660
Net realized gain (loss)                                                    (228)
Realized gain distributions                                                1,610
Net change in unrealized appreciation (depreciation)                      (2,961)
                                                                 ---------------
                                                                 $        48,784
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.58            84   $       49           1.25%          -41.0%
12/31/07         0.98           -            -             1.25%           -1.6%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.58           -     $      -             1.00%          -40.9%
12/31/07         0.98           -            -             1.00%           -1.6%
11/12/07         1.00           -            -             1.00%            0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.58           -     $      -             0.75%          -40.7%
12/31/07         0.98           -            -             0.75%           -1.5%
11/12/07         1.00           -            -             0.75%            0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.59           -     $      -             0.50%          -40.6%
12/31/07         0.99           -            -             0.50%           -1.5%
11/12/07         1.00           -            -             0.50%            0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.59           -     $      -             0.25%          -40.4%
12/31/07         0.99           -            -             0.25%           -1.5%
11/12/07         1.00           -            -             0.25%            0.0%

                                   BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.59           -     $      -             0.00%          -40.3%
12/31/07         0.99           -            -             0.00%           -1.4%
11/12/07         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007
3.0%       0.0%

                             AUL American Unit Trust
                                AllianceBernstein
                          2025 Strategy (Advisor Class)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    3,323,458  $    5,104,692         473,427
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $    3,323,458
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      749,316       1,284,111  $         0.58
Band 100                                     -               -              0.59
Band 75                                      -               -              0.59
Band 50                                      -               -              0.59
Band 25                                2,574,142       4,361,578            0.59
Band 0                                       -               -              0.59
                                  --------------  --------------
Total                             $    3,323,458       5,645,689
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $       85,641
  Mortality & expense charges                                            (11,302)
                                                                  --------------
  Net investment income (loss)                                            74,339
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                              (195,522)
  Realized gain distributions                                            142,882
  Net change in unrealized appreciation (depreciation)                (1,781,234)
                                                                  --------------
  Net gain (loss)                                                     (1,833,874)
                                                                  --------------
Increase (decrease) in net assets from operations                 $   (1,759,535)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                               For the period
                                                               Year ended       from 11/12/07
                                                               12/31/2008       to 12/31/2007
                                                            -------------      --------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $      74,339      $          -
  Net realized gain (loss)                                       (195,522)                -
  Realized gain distributions                                     142,882                 -
  Net change in unrealized appreciation
  (depreciation)                                               (1,781,234)                -
                                                            -------------      --------------
Increase (decrease) in net assets from operations              (1,759,535)                -
                                                            -------------      --------------
Contract owner transactions:
  Proceeds from units sold                                      7,206,854                 -
  Cost of units redeemed                                       (2,123,861)                -
                                                            -------------      --------------
  Increase (decrease)                                           5,082,993                 -
                                                            -------------      --------------
Net increase (decrease)                                         3,323,458                 -
Net assets, beginning                                                 -                   -
                                                            -------------      --------------
Net assets, ending                                          $   3,323,458      $          -
                                                            =============      ==============
Units sold                                                      8,338,052                 -
Units redeemed                                                 (2,692,363)                -
                                                            -------------      --------------
Net increase (decrease)                                         5,645,689                 -
Units outstanding, beginning                                          -                   -
                                                            -------------      --------------
Units outstanding, ending                                       5,645,689                 -
                                                            =============      ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $     7,206,854
Cost of units redeemed                                                (2,123,861)
Net investment income (loss)                                              74,339
Net realized gain (loss)                                                (195,522)
Realized gain distributions                                              142,882
Net change in unrealized appreciation (depreciation)                  (1,781,234)
                                                                 ---------------
                                                                 $     3,323,458
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.58         1,284   $      749           1.25%          -40.7%
12/31/07         0.98           -            -             1.25%           -1.5%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.59           -     $      -             1.00%          -40.6%
12/31/07         0.99           -            -             1.00%           -1.5%
11/12/07         1.00           -            -             1.00%            0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.59           -     $      -             0.75%          -40.5%
12/31/07         0.99           -            -             0.75%           -1.5%
11/12/07         1.00           -            -             0.75%            0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.59           -     $      -             0.50%          -40.3%
12/31/07         0.99           -            -             0.50%           -1.4%
11/12/07         1.00           -            -             0.50%            0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.59         4,362   $    2,574           0.25%          -40.2%
12/31/07         0.99           -            -             0.25%           -1.4%
11/12/07         1.00           -            -             0.25%            0.0%

                                   BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.59           -     $      -             0.00%          -40.0%
12/31/07         0.99           -            -             0.00%           -1.4%
11/12/07         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007
5.2%       0.0%

                             AUL American Unit Trust
                                AllianceBernstein
                             2030 Strategy (Class R)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      168,107  $      227,369          24,258
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $      168,107
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      168,107         294,006            0.57
Band 100                                     -               -              0.57
Band 75                                      -               -              0.58
Band 50                                      -               -              0.58
Band 25                                      -               -              0.58
Band 0                                       -               -              0.58
                                  --------------  --------------
Total                             $      168,107         294,006
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $        2,259
  Mortality & expense charges                                               (867)
                                                                  --------------
  Net investment income (loss)                                             1,392
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                (1,312)
  Realized gain distributions                                              5,486
  Net change in unrealized appreciation (depreciation)                   (59,262)
                                                                  --------------
  Net gain (loss)                                                        (55,088)
                                                                  --------------
Increase (decrease) in net assets from operations                 $      (53,696)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                               For the period
                                                               Year ended       from 11/12/07
                                                               12/31/2008       to 12/31/2007
                                                            -------------      --------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $       1,392      $          -
  Net realized gain (loss)                                         (1,312)                -
  Realized gain distributions                                       5,486                 -
  Net change in unrealized appreciation
  (depreciation)                                                  (59,262)                -
                                                            -------------      --------------
Increase (decrease) in net assets from operations                 (53,696)                -
                                                            -------------      --------------
Contract owner transactions:
  Proceeds from units sold                                        230,517                 -
  Cost of units redeemed                                           (8,714)                -
                                                            -------------      --------------
  Increase (decrease)                                             221,803                 -
                                                            -------------      --------------
Net increase (decrease)                                           168,107                 -
Net assets, beginning                                                 -                   -
                                                            -------------      --------------
Net assets, ending                                          $     168,107      $          -
                                                            =============      ==============
Units sold                                                        305,093                 -
Units redeemed                                                    (11,087)                -
                                                            -------------      --------------
Net increase (decrease)                                           294,006                 -
Units outstanding, beginning                                          -                   -
                                                            -------------      --------------
Units outstanding, ending                                         294,006                 -
                                                            =============      ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $       230,517
Cost of units redeemed                                                    (8,714)
Net investment income (loss)                                               1,392
Net realized gain (loss)                                                  (1,312)
Realized gain distributions                                                5,486
Net change in unrealized appreciation (depreciation)                     (59,262)
                                                                 ---------------
                                                                 $       168,107
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.57           294   $      168           1.25%          -41.8%
12/31/07         0.98           -            -             1.25%           -1.7%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.57           -     $      -             1.00%          -41.7%
12/31/07         0.98           -            -             1.00%           -1.7%
11/12/07         1.00           -            -             1.00%            0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.58           -     $      -             0.75%          -41.5%
12/31/07         0.98           -            -             0.75%           -1.7%
11/12/07         1.00           -            -             0.75%            0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.58           -     $      -             0.50%          -41.4%
12/31/07         0.98           -            -             0.50%           -1.6%
11/12/07         1.00           -            -             0.50%            0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.58           -     $      -             0.25%          -41.2%
12/31/07         0.98           -            -             0.25%           -1.6%
11/12/07         1.00           -            -             0.25%            0.0%

                                   BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.58           -     $      -             0.00%          -41.1%
12/31/07         0.98           -            -             0.00%           -1.6%
11/12/07         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007
2.7%       0.0%

                             AUL American Unit Trust
                                AllianceBernstein
                          2030 Strategy (Advisor Class)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    2,439,093  $    3,733,245         350,444
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $    2,439,093
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      662,521       1,151,140  $         0.58
Band 100                                     -               -              0.58
Band 75                                      -               -              0.58
Band 50                                      -               -              0.58
Band 25                                1,776,572       3,052,004            0.58
Band 0                                       -               -              0.58
                                  --------------  --------------
Total                             $    2,439,093       4,203,144
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $       53,902
  Mortality & expense charges                                             (8,641)
                                                                  --------------
  Net investment income (loss)                                            45,261
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                              (140,779)
  Realized gain distributions                                             93,842
  Net change in unrealized appreciation (depreciation)                (1,294,152)
                                                                  --------------
  Net gain (loss)                                                     (1,341,089)
                                                                  --------------
Increase (decrease) in net assets from operations                 $   (1,295,828)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                               For the period
                                                               Year ended       from 11/12/07
                                                               12/31/2008       to 12/31/2007
                                                            -------------      --------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $      45,261      $          -
  Net realized gain (loss)                                       (140,779)                -
  Realized gain distributions                                      93,842                 -
  Net change in unrealized appreciation
  (depreciation)                                               (1,294,152)                -
                                                            -------------      --------------
Increase (decrease) in net assets from operations              (1,295,828)                -
                                                            -------------      --------------
Contract owner transactions:
  Proceeds from units sold                                      5,835,859                 -
  Cost of units redeemed                                       (2,100,938)                -
                                                            -------------      --------------
  Increase (decrease)                                           3,734,921                 -
                                                            -------------      --------------
Net increase (decrease)                                         2,439,093                 -
Net assets, beginning                                                 -                   -
                                                            -------------      --------------
Net assets, ending                                          $   2,439,093      $          -
                                                            =============      ==============
Units sold                                                      6,836,488                 -
Units redeemed                                                 (2,633,344)                -
                                                            -------------      --------------
Net increase (decrease)                                         4,203,144                 -
Units outstanding, beginning                                           -                  -
                                                            -------------      --------------
Units outstanding, ending                                       4,203,144                 -
                                                            =============      ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $     5,835,859
Cost of units redeemed                                                (2,100,938)
Net investment income (loss)                                              45,261
Net realized gain (loss)                                                (140,779)
Realized gain distributions                                               93,842
Net change in unrealized appreciation (depreciation)                  (1,294,152)
                                                                 ---------------
                                                                 $     2,439,093
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.58         1,151   $      663           1.25%          -41.5%
12/31/07         0.98           -            -             1.25%           -1.6%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.58           -     $      -             1.00%          -41.4%
12/31/07         0.98           -            -             1.00%           -1.5%
11/12/07         1.00           -            -             1.00%            0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.58           -     $      -             0.75%          -41.2%
12/31/07         0.98           -            -             0.75%           -1.5%
11/12/07         1.00           -            -             0.75%            0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.58           -     $      -             0.50%          -41.1%
12/31/07         0.99           -            -             0.50%           -1.5%
11/12/07         1.00           -            -             0.50%            0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.58         3,052   $    1,777           0.25%          -40.9%
12/31/07         0.99           -            -             0.25%           -1.5%
11/12/07         1.00           -            -             0.25%            0.0%

                                   BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.58           -     $       -            0.00%          -40.8%
12/31/07         0.99           -             -            0.00%           -1.4%
11/12/07         1.00           -             -            0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007
4.4%       0.0%

                             AUL American Unit Trust
                                AllianceBernstein
                             2035 Strategy (Class R)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $       28,091  $       28,964           4,065
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $       28,091
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $       28,091          49,544  $          0.57
Band 100                                     -               -               0.57
Band 75                                      -               -               0.57
Band 50                                      -               -               0.57
Band 25                                      -               -               0.57
Band 0                                       -               -               0.58
                                  --------------  --------------
Total                             $       28,091          49,544
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $          335
  Mortality & expense charges                                                (40)
                                                                  --------------
  Net investment income (loss)                                               295
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                  (154)
  Realized gain distributions                                                862
  Net change in unrealized appreciation (depreciation)                      (873)
                                                                  --------------
  Net gain (loss)                                                           (165)
                                                                  --------------
Increase (decrease) in net assets from operations                 $          130
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                               For the period
                                                               Year ended       from 11/12/07
                                                               12/31/2008       to 12/31/2007
                                                            -------------      --------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $         295      $          -
  Net realized gain (loss)                                           (154)                -
  Realized gain distributions                                         862                 -
  Net change in unrealized appreciation
  (depreciation)                                                     (873)                -
                                                            -------------      --------------
Increase (decrease) in net assets from operations                     130                 -
                                                            -------------      --------------
Contract owner transactions:
  Proceeds from units sold                                         28,241                 -
  Cost of units redeemed                                             (280)                -
                                                            -------------      --------------
  Increase (decrease)                                              27,961                 -
                                                            -------------      --------------
Net increase (decrease)                                            28,091                 -
Net assets, beginning                                                 -                   -
                                                            -------------      --------------
Net assets, ending                                          $      28,091      $          -
                                                            =============      ==============
Units sold                                                         50,037                 -
Units redeemed                                                       (493)                -
                                                            -------------      --------------
Net increase (decrease)                                            49,544                 -
Units outstanding, beginning                                          -                   -
                                                            -------------      --------------
Units outstanding, ending                                          49,544                 -
                                                            =============      ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $        28,241
Cost of units redeemed                                                      (280)
Net investment income (loss)                                                 295
Net realized gain (loss)                                                    (154)
Realized gain distributions                                                  862
Net change in unrealized appreciation (depreciation)                        (873)
                                                                 ---------------
                                                                 $        28,091
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.57            50   $       28           1.25%          -42.3%
12/31/07         0.98           -            -             1.25%           -1.8%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.57           -     $      -             1.00%          -42.1%
12/31/07         0.98           -            -             1.00%           -1.8%
11/12/07         1.00           -            -             1.00%            0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.57           -     $      -             0.75%          -42.0%
12/31/07         0.98           -            -             0.75%           -1.7%
11/12/07         1.00           -            -             0.75%            0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.57           -     $      -             0.50%          -41.8%
12/31/07         0.98           -            -             0.50%           -1.7%
11/12/07         1.00           -            -             0.50%            0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.57           -     $      -             0.25%          -41.7%
12/31/07         0.98           -            -             0.25%           -1.7%
11/12/07         1.00           -            -             0.25%            0.0%

                                   BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.58           -     $      -             0.00%          -41.5%
12/31/07         0.98           -            -             0.00%           -1.6%
11/12/07         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007
2.4%       0.0%

                             AUL American Unit Trust
                                AllianceBernstein
                          2035 Strategy (Advisor Class)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    1,181,682  $    1,826,232         169,538
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $    1,181,682
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $       55,002          96,468   $        0.57
Band 100                                     -               -              0.57
Band 75                                      -               -              0.57
Band 50                                      -               -              0.58
Band 25                                1,126,680       1,953,772            0.58
Band 0                                       -               -              0.58
                                  --------------  --------------
Total                             $    1,181,682       2,050,240
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $       22,721
  Mortality & expense charges                                             (2,733)
                                                                  --------------
  Net investment income (loss)                                            19,988
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                (7,287)
  Realized gain distributions                                             44,179
  Net change in unrealized appreciation (depreciation)                  (644,550)
                                                                  --------------
  Net gain (loss)                                                       (607,658)
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (587,670)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                               For the period
                                                               Year ended       from 11/12/07
                                                               12/31/2008       to 12/31/2007
                                                            -------------      --------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $      19,988      $          -
  Net realized gain (loss)                                         (7,287)                -
  Realized gain distributions                                      44,179                 -
  Net change in unrealized appreciation
  (depreciation)                                                 (644,550)                -
                                                            -------------      --------------
Increase (decrease) in net assets from operations                (587,670)                -
                                                            -------------      --------------
Contract owner transactions:
  Proceeds from units sold                                      1,869,975                 -
  Cost of units redeemed                                         (100,623)                -
                                                            -------------      --------------
  Increase (decrease)                                           1,769,352                 -
                                                            -------------      --------------
Net increase (decrease)                                         1,181,682                 -
Net assets, beginning                                                 -                   -
                                                            -------------      --------------
Net assets, ending                                          $   1,181,682      $          -
                                                            =============      ==============
Units sold                                                      2,173,144                 -
Units redeemed                                                   (122,904)                -
                                                            -------------      --------------
Net increase (decrease)                                         2,050,240                 -
Units outstanding, beginning                                          -                   -
                                                            -------------      --------------
Units outstanding, ending                                       2,050,240                 -
                                                            =============      ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $     1,869,975
Cost of units redeemed                                                  (100,623)
Net investment income (loss)                                              19,988
Net realized gain (loss)                                                  (7,287)
Realized gain distributions                                               44,179
Net change in unrealized appreciation (depreciation)                    (644,550)
                                                                 ---------------
                                                                 $     1,181,682
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.57            96   $       55           1.25%          -42.0%
12/31/07         0.98           -            -             1.25%           -1.7%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.57           -     $      -             1.00%          -41.8%
12/31/07         0.98           -            -             1.00%           -1.7%
11/12/07         1.00           -            -             1.00%            0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.57           -     $      -             0.75%          -41.7%
12/31/07         0.98           -            -             0.75%           -1.7%
11/12/07         1.00           -            -             0.75%            0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.58           -     $      -             0.50%          -41.5%
12/31/07         0.98           -            -             0.50%           -1.6%
11/12/07         1.00           -            -             0.50%            0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.58         1,954   $    1,127           0.25%          -41.4%
12/31/07         0.98           -            -             0.25%           -1.6%
11/12/07         1.00           -            -             0.25%            0.0%

                                   BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.58           -     $      -             0.00%          -41.2%
12/31/07         0.98           -            -             0.00%           -1.6%
11/12/07         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007
3.8%       0.0%

                             AUL American Unit Trust
                                AllianceBernstein
                             2040 Strategy (Class R)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $       73,287  $       74,481          10,380
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $       73,287
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $       73,287         128,919  $          0.57
Band 100                                     -               -               0.57
Band 75                                      -               -               0.57
Band 50                                      -               -               0.57
Band 25                                      -               -               0.57
Band 0                                       -               -               0.58
                                  --------------  --------------
Total                             $       73,287         128,919
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $          665
  Mortality & expense charges                                                (95)
                                                                  --------------
  Net investment income (loss)                                               570
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                   (94)
  Realized gain distributions                                              1,743
  Net change in unrealized appreciation (depreciation)                    (1,194)
                                                                  --------------
  Net gain (loss)                                                            455
                                                                  --------------
Increase (decrease) in net assets from operations                 $        1,025
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                               For the period
                                                               Year ended       from 11/12/07
                                                               12/31/2008       to 12/31/2007
                                                            -------------      --------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $         570      $          -
  Net realized gain (loss)                                            (94)                -
  Realized gain distributions                                       1,743                 -
  Net change in unrealized appreciation
  (depreciation)                                                    1,194)                -
                                                            -------------      --------------
Increase (decrease) in net assets from operations                   1,025                 -
                                                            -------------      --------------
Contract owner transactions:
  Proceeds from units sold                                         72,412                 -
  Cost of units redeemed                                             (150)                -
                                                            -------------      --------------
  Increase (decrease)                                              72,262                 -
                                                            -------------      --------------
Net increase (decrease)                                            73,287                 -
Net assets, beginning                                                 -                   -
                                                            -------------      --------------
Net assets, ending                                          $      73,287      $          -
                                                            =============      ==============
Units sold                                                        129,182                 -
Units redeemed                                                       (263)                -
                                                            -------------      --------------
Net increase (decrease)                                           128,919                 -
Units outstanding, beginning                                          -                   -
                                                            -------------      --------------
Units outstanding, ending                                         128,919                 -
                                                            =============      ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $        72,412
Cost of units redeemed                                                      (150)
Net investment income (loss)                                                 570
Net realized gain (loss)                                                     (94)
Realized gain distributions                                                1,743
Net change in unrealized appreciation (depreciation)                      (1,194)
                                                                 ---------------
                                                                 $        73,287
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.57           129   $       73           1.25%          -42.2%
12/31/07         0.98           -            -             1.25%           -1.6%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.57           -     $      -             1.00%          -42.1%
12/31/07         0.98           -            -             1.00%           -1.6%
11/12/07         1.00           -            -             1.00%            0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.57           -     $      -             0.75%          -41.9%
12/31/07         0.98           -            -             0.75%           -1.5%
11/12/07         1.00           -            -             0.75%            0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.57           -     $      -             0.50%          -41.8%
12/31/07         0.99           -            -             0.50%           -1.5%
11/12/07         1.00           -            -             0.50%            0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.57           -     $      -             0.25%          -41.7%
12/31/07         0.99           -            -             0.25%           -1.5%
11/12/07         1.00           -            -             0.25%            0.0%

                                   BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.58           -     $      -             0.00%          -41.5%
12/31/07         0.99           -            -             0.00%           -1.4%
11/12/07         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007
1.8%       0.0%

                             AUL American Unit Trust
                                AllianceBernstein
                          2040 Strategy (Advisor Class)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    1,034,915  $    1,571,916         145,353
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $    1,034,915
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      303,448         531,200  $         0.57
Band 100                                     -               -              0.57
Band 75                                      -               -              0.57
Band 50                                      -               -              0.58
Band 25                                  731,467       1,266,007            0.58
Band 0                                       -               -              0.58
                                  --------------  --------------
Total                             $    1,034,915       1,797,207
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $       19,452
  Mortality & expense charges                                             (4,191)
                                                                  --------------
  Net investment income (loss)                                            15,261
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                              (124,902)
  Realized gain distributions                                             34,598
  Net change in unrealized appreciation (depreciation)                  (537,001)
                                                                  --------------
  Net gain (loss)                                                       (627,305)
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (612,044)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                               For the period
                                                               Year ended       from 11/12/07
                                                               12/31/2008       to 12/31/2007
                                                            -------------      --------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $      15,261      $          -
  Net realized gain (loss)                                       (124,902)                -
  Realized gain distributions                                      34,598                 -
  Net change in unrealized appreciation
  (depreciation)                                                 (537,001)                -
                                                            -------------      --------------
Increase (decrease) in net assets from operations                (612,044)                -
                                                            -------------      --------------
Contract owner transactions:
  Proceeds from units sold                                      2,636,192                 -
  Cost of units redeemed                                         (989,233)                -
                                                            -------------      --------------
  Increase (decrease)                                           1,646,959                 -
                                                            -------------      --------------
Net increase (decrease)                                         1,034,915                 -
Net assets, beginning                                                 -                   -
                                                            -------------      --------------
Net assets, ending                                          $   1,034,915      $          -
                                                            =============      ==============
Units sold                                                      3,111,012                 -
Units redeemed                                                 (1,313,805)                -
                                                            -------------      --------------
Net increase (decrease)                                         1,797,207                 -
Units outstanding, beginning                                          -                   -
                                                            -------------      --------------
Units outstanding, ending                                       1,797,207                 -
                                                            =============      ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $     2,636,192
Cost of units redeemed                                                  (989,233)
Net investment income (loss)                                              15,261
Net realized gain (loss)                                                (124,902)
Realized gain distributions                                               34,598
Net change in unrealized appreciation (depreciation)                    (537,001)
                                                                 ---------------
                                                                 $     1,034,915
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $    0.57            531   $      303           1.25%          -42.0%
12/31/07        0.98            -            -             1.25%           -1.6%
11/12/07        1.00            -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $    0.57            -     $      -             1.00%          -41.8%
12/31/07        0.98            -            -             1.00%           -1.5%
11/12/07        1.00            -            -             1.00%            0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $    0.57            -     $      -             0.75%          -41.7%
12/31/07        0.98            -            -             0.75%           -1.5%
11/12/07        1.00            -            -             0.75%            0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $    0.58            -     $      -             0.50%          -41.5%
12/31/07        0.99            -            -             0.50%           -1.5%
11/12/07        1.00            -            -             0.50%            0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $    0.58          1,266   $      731           0.25%          -41.4%
12/31/07        0.99            -            -             0.25%           -1.5%
11/12/07        1.00            -            -             0.25%            0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $    0.58            -     $      -             0.00%          -41.2%
12/31/07        0.99            -            -             0.00%           -1.4%
11/12/07        1.00            -            -             0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007
3.8%       0.0%

                             AUL American Unit Trust
                                AllianceBernstein
                             2045 Strategy (Class R)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $        9,769  $       10,394           1,403
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $        9,769
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $        9,769          17,269  $         0.57
Band 100                                     -               -              0.57
Band 75                                      -               -              0.57
Band 50                                      -               -              0.57
Band 25                                      -               -              0.57
Band 0                                       -               -              0.57
                                  --------------  --------------
Total                             $        9,769          17,269
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $           95
  Mortality & expense charges                                                (13)
                                                                  --------------
  Net investment income (loss)                                                82
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                   (39)
  Realized gain distributions                                                225
  Net change in unrealized appreciation (depreciation)                      (625)
                                                                  --------------
  Net gain (loss)                                                           (439)
                                                                  --------------
Increase (decrease) in net assets from operations                 $         (357)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                               For the period
                                                               Year ended       from 11/12/07
                                                               12/31/2008       to 12/31/2007
                                                            -------------      --------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $          82      $          -
  Net realized gain (loss)                                            (39)                -
  Realized gain distributions                                         225                 -
  Net change in unrealized appreciation
  (depreciation)                                                     (625)                -
                                                            -------------      --------------
Increase (decrease) in net assets from operations                    (357)                -
                                                            -------------      --------------
Contract owner transactions:
  Proceeds from units sold                                         10,196                 -
  Cost of units redeemed                                              (70)                -
                                                            -------------      --------------
  Increase (decrease)                                              10,126                 -
                                                            -------------      --------------
Net increase (decrease)                                             9,769                 -
Net assets, beginning                                                 -                   -
                                                            -------------      --------------
Net assets, ending                                          $       9,769      $          -
                                                            =============      ==============
Units sold                                                         17,392                 -
Units redeemed                                                       (123)                -
                                                            -------------      --------------
Net increase (decrease)                                            17,269                 -
Units outstanding, beginning                                          -                   -
                                                            -------------      --------------
Units outstanding, ending                                          17,269                 -
                                                            =============      ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $        10,196
Cost of units redeemed                                                       (70)
Net investment income (loss)                                                  82
Net realized gain (loss)                                                     (39)
Realized gain distributions                                                  225
Net change in unrealized appreciation (depreciation)                        (625)
                                                                 ---------------
                                                                 $         9,769
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.57            17   $       10           1.25%          -42.4%
12/31/07         0.98           -            -             1.25%           -1.8%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.57           -     $      -             1.00%          -42.3%
12/31/07         0.98           -            -             1.00%           -1.7%
11/12/07         1.00           -            -             1.00%            0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.57           -     $      -             0.75%          -42.1%
12/31/07         0.98           -            -             0.75%           -1.7%
11/12/07         1.00           -            -             0.75%            0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.57           -     $      -             0.50%          -42.0%
12/31/07         0.98           -            -             0.50%           -1.7%
11/12/07         1.00           -            -             0.50%            0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.57           -     $      -             0.25%          -41.8%
12/31/07         0.98           -            -             0.25%           -1.6%
11/12/07         1.00           -            -             0.25%            0.0%

                                   BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.57           -     $      -             0.00%          -41.7%
12/31/07         0.98           -            -             0.00%           -1.6%
11/12/07         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007
1.9%       0.0%

                             AUL American Unit Trust
                                AllianceBernstein
                          2045 Strategy (Advisor Class)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      472,507  $      709,678          67,213
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $      472,507
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $       34,420          60,509  $         0.57
Band 100                                     -               -              0.57
Band 75                                      -               -              0.57
Band 50                                      -               -              0.57
Band 25                                  438,087         761,455            0.58
Band 0                                       -               -              0.58
                                  --------------  --------------
Total                             $      472,507         821,964
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $        8,249
  Mortality & expense charges                                             (1,106)
                                                                  --------------
  Net investment income (loss)                                             7,143
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                (4,334)
  Realized gain distributions                                             15,452
  Net change in unrealized appreciation (depreciation)                  (237,171)
                                                                  --------------
  Net gain (loss)                                                       (226,053)
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (218,910)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                               For the period
                                                               Year ended       from 11/12/07
                                                               12/31/2008       to 12/31/2007
                                                            -------------      --------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $       7,143      $          -
  Net realized gain (loss)                                         (4,334)                -
  Realized gain distributions                                      15,452                 -
  Net change in unrealized appreciation
  (depreciation)                                                 (237,171)                -
                                                            -------------      --------------
Increase (decrease) in net assets from operations                (218,910)                -
                                                            -------------      --------------
Contract owner transactions:
  Proceeds from units sold                                        738,508                 -
  Cost of units redeemed                                          (47,091)                -
                                                            -------------      --------------
  Increase (decrease)                                             691,417                 -
                                                            -------------      --------------
Net increase (decrease)                                           472,507                 -
Net assets, beginning                                                 -                   -
                                                            -------------      --------------
Net assets, ending                                          $     472,507      $          -
                                                            =============      ==============
Units sold                                                        880,305                 -
Units redeemed                                                    (58,341)                -
                                                            -------------      --------------
Net increase (decrease)                                           821,964                 -
Units outstanding, beginning                                          -                   -
                                                            -------------      --------------
Units outstanding, ending                                         821,964                 -
                                                            =============      ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $       738,508
Cost of units redeemed                                                   (47,091)
Net investment income (loss)                                               7,143
Net realized gain (loss)                                                  (4,334)
Realized gain distributions                                               15,452
Net change in unrealized appreciation (depreciation)                    (237,171)
                                                                 ---------------
                                                                 $       472,507
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.57            61   $       34           1.25%          -42.1%
12/31/07         0.98           -            -             1.25%           -1.7%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.57           -     $      -             1.00%          -42.0%
12/31/07         0.98           -            -             1.00%           -1.6%
11/12/07         1.00           -            -             1.00%            0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.57           -     $      -             0.75%          -41.9%
12/31/07         0.98           -            -             0.75%           -1.6%
11/12/07         1.00           -            -             0.75%            0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.57           -     $      -             0.50%          -41.7%
12/31/07         0.98           -            -             0.50%           -1.6%
11/12/07         1.00           -            -             0.50%            0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.58           761   $      438           0.25%          -41.6%
12/31/07         0.98           -            -             0.25%           -1.6%
11/12/07         1.00           -            -             0.25%            0.0%

                                   BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.58           -     $      -             0.00%          -41.4%
12/31/07         0.98           -            -             0.00%           -1.5%
11/12/07         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007
3.5%       0.0%

                             AUL American Unit Trust
                                AllianceBernstein
                             2050 Strategy (Class R)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $        3,100  $        3,301             532
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $        3,100
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $        3,100           5,406  $         0.57
Band 100                                     -               -              0.58
Band 75                                      -               -              0.58
Band 50                                      -               -              0.58
Band 25                                      -               -              0.58
Band 0                                       -               -              0.58
                                  --------------  --------------
Total                             $        3,100           5,406
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $            6
  Mortality & expense charges                                                 (6)
                                                                  --------------
  Net investment income (loss)                                               -
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                   (34)
  Realized gain distributions                                                 54
  Net change in unrealized appreciation (depreciation)                      (201)
                                                                  --------------
  Net gain (loss)                                                           (181)
                                                                  --------------
Increase (decrease) in net assets from operations                 $         (181)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                               For the period
                                                               Year ended       from 11/12/07
                                                               12/31/2008       to 12/31/2007
                                                            -------------      --------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $         -        $          -
  Net realized gain (loss)                                            (34)                -
  Realized gain distributions                                          54                 -
  Net change in unrealized appreciation
  (depreciation)                                                     (201)                -
                                                            -------------      --------------
Increase (decrease) in net assets from operations                    (181)                -
                                                            -------------      --------------
Contract owner transactions:
  Proceeds from units sold                                          3,351                 -
  Cost of units redeemed                                              (70)                -
                                                            -------------      --------------
  Increase (decrease)                                               3,281                 -
                                                            -------------      --------------
Net increase (decrease)                                             3,100                 -
Net assets, beginning                                                 -                   -
                                                            -------------      --------------
Net assets, ending                                          $       3,100      $          -
                                                            =============      ==============
Units sold                                                          5,528                 -
Units redeemed                                                       (122)                -
                                                            -------------      --------------
Net increase (decrease)                                             5,406                 -
Units outstanding, beginning                                          -                   -
                                                            -------------      --------------
Units outstanding, ending                                           5,406                 -
                                                            =============      ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $         3,351
Cost of units redeemed                                                       (70)
Net investment income (loss)                                                 -
Net realized gain (loss)                                                     (34)
Realized gain distributions                                                   54
Net change in unrealized appreciation (depreciation)                        (201)
                                                                 ---------------
                                                                 $         3,100
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.57             5   $        3           1.25%          -41.8%
12/31/07         0.98           -            -             1.25%           -1.5%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.58           -     $      -             1.00%          -41.6%
12/31/07         0.99           -            -             1.00%           -1.5%
11/12/07         1.00           -            -             1.00%            0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.58           -     $      -             0.75%          -41.5%
12/31/07         0.99           -            -             0.75%           -1.5%
11/12/07         1.00           -            -             0.75%            0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.58           -     $      -             0.50%          -41.3%
12/31/07         0.99           -            -             0.50%           -1.4%
11/12/07         1.00           -            -             0.50%            0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.58           -     $      -             0.25%          -41.2%
12/31/07         0.99           -            -             0.25%           -1.4%
11/12/07         1.00           -            -             0.25%            0.0%

                                   BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.58           -     $      -             0.00%          -41.0%
12/31/07         0.99           -            -             0.00%           -1.4%
11/12/07         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007
0.4%       0.0%

                             AUL American Unit Trust
                                AllianceBernstein
                          2050 Strategy (Advisor Class)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $       90,223  $      121,329          15,502
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $       90,223
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $        2,889           5,011  $         0.58
Band 100                                     -               -              0.58
Band 75                                      -               -              0.58
Band 50                                      -               -              0.58
Band 25                                   87,334         149,754            0.58
Band 0                                       -               -              0.58
                                  --------------  --------------
Total                             $       90,223         154,765
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $          455
  Mortality & expense charges                                               (149)
                                                                  --------------
  Net investment income (loss)                                               306
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                (1,267)
  Realized gain distributions                                              1,608
  Net change in unrealized appreciation (depreciation)                   (31,106)
                                                                  --------------
  Net gain (loss)                                                        (30,765)
                                                                  --------------
Increase (decrease) in net assets from operations                 $      (30,459)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                               For the period
                                                               Year ended       from 11/12/07
                                                               12/31/2008       to 12/31/2007
                                                            -------------      --------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $         306      $          -
  Net realized gain (loss)                                         (1,267)                -
  Realized gain distributions                                       1,608                 -
  Net change in unrealized appreciation
  (depreciation)                                                  (31,106)                -
                                                            -------------      --------------
Increase (decrease) in net assets from operations                 (30,459)                -
                                                            -------------      --------------
Contract owner transactions:
  Proceeds from units sold                                        132,986                 -
  Cost of units redeemed                                          (12,304)                -
                                                            -------------      --------------
  Increase (decrease)                                             120,682                 -
                                                            -------------      --------------
Net increase (decrease)                                            90,223                 -
Net assets, beginning                                                 -                   -
                                                            -------------      --------------
Net assets, ending                                          $      90,223      $          -
                                                            =============      ==============
Units sold                                                        170,592                 -
Units redeemed                                                    (15,827)                -
                                                            -------------      --------------
Net increase (decrease)                                           154,765                 -
Units outstanding, beginning                                          -                   -
                                                            -------------      --------------
Units outstanding, ending                                         154,765                 -
                                                            =============      ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $       132,986
Cost of units redeemed                                                   (12,304)
Net investment income (loss)                                                 306
Net realized gain (loss)                                                  (1,267)
Realized gain distributions                                                1,608
Net change in unrealized appreciation (depreciation)                     (31,106)
                                                                 ---------------
                                                                 $        90,223
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.58             5   $        3           1.25%          -41.5%
12/31/07         0.99           -            -             1.25%           -1.4%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.58           -     $      -             1.00%          -41.4%
12/31/07         0.99           -            -             1.00%           -1.4%
11/12/07         1.00           -            -             1.00%            0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.58           -     $      -             0.75%          -41.2%
12/31/07         0.99           -            -             0.75%           -1.3%
11/12/07         1.00           -            -             0.75%            0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.58           -     $      -             0.50%          -41.1%
12/31/07         0.99           -            -             0.50%           -1.3%
11/12/07         1.00           -            -             0.50%            0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.58           150   $       87           0.25%          -40.9%
12/31/07         0.99           -            -             0.25%           -1.3%
11/12/07         1.00           -            -             0.25%            0.0%

                                   BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.58           -     $      -             0.00%          -40.8%
12/31/07         0.99           -            -             0.00%           -1.2%
11/12/07         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007
1.0%       0.0%

                             AUL American Unit Trust
                                AllianceBernstein
                             2055 Strategy (Class R)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $        8,858  $        8,692           1,559
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $        8,858
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $        8,858          15,430  $         0.57
Band 100                                     -               -              0.58
Band 75                                      -               -              0.58
Band 50                                      -               -              0.58
Band 25                                      -               -              0.58
Band 0                                       -               -              0.58
                                  --------------  --------------
Total                             $        8,858          15,430
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $           71
  Mortality & expense charges                                                (14)
                                                                  --------------
  Net investment income (loss)                                                57
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                    (1)
  Realized gain distributions                                                 58
  Net change in unrealized appreciation (depreciation)                       166
                                                                  --------------
  Net gain (loss)                                                            223
                                                                  --------------
Increase (decrease) in net assets from operations                 $          280
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                               For the period
                                                               Year ended       from 11/12/07
                                                               12/31/2008       to 12/31/2007
                                                            -------------      --------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $          57      $          -
  Net realized gain (loss)                                             (1)                -
  Realized gain distributions                                          58                 -
  Net change in unrealized appreciation
  (depreciation)                                                      166                 -
                                                            -------------      --------------
Increase (decrease) in net assets from operations                     280                 -
                                                            -------------      --------------
Contract owner transactions:
  Proceeds from units sold                                          8,578                 -
  Cost of units redeemed                                              -                   -
                                                            -------------      --------------
  Increase (decrease)                                               8,578                 -
                                                            -------------      --------------
Net increase (decrease)                                             8,858                 -
Net assets, beginning                                                 -                   -
                                                            -------------      --------------
Net assets, ending                                          $       8,858      $          -
                                                            =============      ==============
Units sold                                                         15,430                 -
Units redeemed                                                        -                   -
                                                            -------------      --------------
Net increase (decrease)                                            15,430                 -
Units outstanding, beginning                                          -                   -
                                                            -------------      --------------
Units outstanding, ending                                          15,430                 -
                                                            =============      ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $         8,578
Cost of units redeemed                                                       -
Net investment income (loss)                                                  57
Net realized gain (loss)                                                      (1)
Realized gain distributions                                                   58
Net change in unrealized appreciation (depreciation)                         166
                                                                 ---------------
                                                                 $         8,858
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.57            15   $        9          1.25%           -41.7%
12/31/07         0.98           -            -            1.25%            -1.5%
11/12/07         1.00           -            -            1.25%             0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.58           -     $      -            1.00%           -41.5%
12/31/07         0.98           -            -            1.00%            -1.5%
11/12/07         1.00           -            -            1.00%             0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.58           -     $      -            0.75%           -41.4%
12/31/07         0.99           -            -            0.75%            -1.5%
11/12/07         1.00           -            -            0.75%             0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.58           -     $      -            0.50%           -41.2%
12/31/07         0.99           -            -            0.50%            -1.5%
11/12/07         1.00           -            -            0.50%             0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.58           -     $      -            0.25%           -41.1%
12/31/07         0.99           -            -            0.25%            -1.4%
11/12/07         1.00           -            -            0.25%             0.0%

                                   BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.58           -     $      -            0.00%           -41.0%
12/31/07         0.99           -            -            0.00%            -1.4%
11/12/07         1.00           -            -            0.00%             0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007
1.6%       0.0%

                             AUL American Unit Trust
                                AllianceBernstein
                          2055 Strategy (Advisor Class)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $       28,325  $       41,664           4,917
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $       28,325
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $        3,966           6,867  $         0.58
Band 100                                     -               -              0.58
Band 75                                      -               -              0.58
Band 50                                      -               -              0.58
Band 25                                   24,359          41,700            0.58
Band 0                                       -               -              0.59
                                  --------------  --------------
Total                             $       28,325          48,567
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $         -
  Mortality & expense charges                                              (107)
                                                                  --------------
  Net investment income (loss)                                             (107)
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                 (247)
  Realized gain distributions                                                187
  Net change in unrealized appreciation (depreciation)                   (13,339)
                                                                  --------------
  Net gain (loss)                                                        (13,399)
                                                                  --------------
Increase (decrease) in net assets from operations                 $      (13,506)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                               For the period
                                                               Year ended       from 11/12/07
                                                               12/31/2008       to 12/31/2007
                                                            -------------      --------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $        (107)     $          -
  Net realized gain (loss)                                           (247)                -
  Realized gain distributions                                         187                 -
  Net change in unrealized appreciation
  (depreciation)                                                  (13,339)                -
                                                            -------------      --------------
Increase (decrease) in net assets from operations                 (13,506)                -
                                                            -------------      --------------
Contract owner transactions:
  Proceeds from units sold                                         42,344                 -
  Cost of units redeemed                                             (513)                -
                                                            -------------      --------------
  Increase (decrease)                                              41,831                 -
                                                            -------------      --------------
Net increase (decrease)                                            28,325                 -
Net assets, beginning                                                 -                   -
                                                            -------------      --------------
Net assets, ending                                          $      28,325     $           -
                                                            =============      ==============
Units sold                                                         49,740                 -
Units redeemed                                                     (1,173)                -
                                                            -------------      --------------
Net increase (decrease)                                            48,567                 -
Units outstanding, beginning                                          -                   -
                                                            -------------      --------------
Units outstanding, ending                                          48,567                 -
                                                            =============      ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $        42,344
Cost of units redeemed                                                      (513)
Net investment income (loss)                                                (107)
Net realized gain (loss)                                                    (247)
Realized gain distributions                                                  187
Net change in unrealized appreciation (depreciation)                     (13,339)
                                                                 ---------------
                                                                 $        28,325
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.58             7   $        4           1.25%          -41.4%
12/31/07         0.99           -            -             1.25%           -1.5%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.58           -     $      -             1.00%          -41.2%
12/31/07         0.99           -            -             1.00%           -1.4%
11/12/07         1.00           -            -             1.00%            0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.58           -     $      -             0.75%          -41.1%
12/31/07         0.99           -            -             0.75%           -1.4%
11/12/07         1.00           -            -             0.75%            0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.58           -     $      -             0.50%          -40.9%
12/31/07         0.99           -            -             0.50%           -1.4%
11/12/07         1.00           -            -             0.50%            0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.58            42   $       24           0.25%          -40.8%
12/31/07         0.99           -            -             0.25%           -1.4%
11/12/07         1.00           -            -             0.25%            0.0%

                                   BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.59           -     $      -             0.00%          -40.6%
12/31/07         0.99           -            -             0.00%           -1.3%
11/12/07         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007
0.0%       0.0%

                             AUL American Unit Trust
                                 American Funds
                              AMCAP Fund (Class R3)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $      263,994    $      376,973            22,165
Receivables: investments sold                    -      ==============    ==============
Payables: investments purchased                  -
                                      --------------
Net assets                            $      263,994
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band 125                              $       53,588            78,121    $         0.69
Band 100                                         -                 -                0.69
Band 75                                          -                 -                0.70
Band 50                                          -                 -                0.70
Band 25                                          -                 -                0.71
Band 0                                       210,406           295,455              0.71
                                      --------------    --------------
Total                                 $      263,994           373,576
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                              (314)
                                                                  --------------
   Net investment income (loss)                                             (314)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                              (37,706)
   Realized gain distributions                                            12,007
   Net change in unrealized appreciation (depreciation)                 (131,675)
                                                                  --------------
   Net gain (loss)                                                      (157,374)
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (157,688)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       Year ended      Year ended
                                                       12/31/2008      12/31/2007
                                                     ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $       (314)   $       (134)
   Net realized gain (loss)                               (37,706)          5,912
   Realized gain distributions                             12,007             982
   Net change in unrealized appreciation
   (depreciation)                                        (131,675)         18,780
                                                     ------------    ------------

Increase (decrease) in net assets from operations        (157,688)         25,540
                                                     ------------    ------------

Contract owner transactions:
   Proceeds from units sold                               449,960          78,786
   Cost of units redeemed                                 (47,352)       (283,276)
                                                     ------------    ------------
   Increase (decrease)                                    402,608        (204,490)
                                                     ------------    ------------
Net increase (decrease)                                   244,920        (178,950)
Net assets, beginning                                      19,074         198,024
                                                     ------------    ------------
Net assets, ending                                   $    263,994    $     19,074
                                                     ============    ============

Units sold                                                415,574          90,074
Units redeemed                                            (59,070)       (258,746)
                                                     ------------    ------------
Net increase (decrease)                                   356,504        (168,672)
Units outstanding, beginning                               17,072         185,744
                                                     ------------    ------------
Units outstanding, ending                                 373,576          17,072
                                                     ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                            $    726,057
Cost of units redeemed                                                  (330,628)
Net investment income (loss)                                                (450)
Net realized gain (loss)                                                 (31,790)
Realized gain distributions                                               13,784
Net change in unrealized appreciation (depreciation)                    (112,979)
                                                                    ------------
                                                                    $    263,994
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.69           78     $       54          1.25%         -38.6%
12/31/07          1.12           17             19          1.25%           5.8%
12/31/06          1.06           36             38          1.25%           5.6%
01/03/06          1.00          -              -            1.25%           0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.69          -       $      -            1.00%         -38.4%
12/31/07          1.12          -              -            1.00%           6.0%
12/31/06          1.06          -              -            1.00%           5.9%
01/03/06          1.00          -              -            1.00%           0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.70          -       $      -            0.75%         -38.3%
12/31/07          1.13          -              -            0.75%           6.3%
12/31/06          1.06          -              -            0.75%           6.2%
01/03/06          1.00          -              -            0.75%           0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.70          -       $      -            0.50%         -38.1%
12/31/07          1.13          -              -            0.50%           6.6%
12/31/06          1.06          -              -            0.50%           6.4%
01/03/06          1.00          -              -            0.50%           0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.71          -       $      -            0.25%         -38.0%
12/31/07          1.14          -              -            0.25%           6.8%
12/31/06          1.07          -              -            0.25%           6.7%
01/03/06          1.00          -              -            0.25%           0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.71          295     $      210          0.00%         -37.8%
12/31/07          1.15          -              -            0.00%           7.1%
12/31/06          1.07          150            160          0.00%           7.0%
01/03/06          1.00          -              -            0.00%           0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008            2007           2006
0.0%            0.7%           0.1%

                             AUL American Unit Trust
                                 American Funds
                              AMCAP Fund (Class R4)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $      104,362    $      160,671             8,684
Receivables: investments sold                     20    ==============    ==============
Payables: investments purchased                  -
                                      --------------
Net assets                            $      104,382
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band 125                              $      104,382           157,584    $         0.66
Band 100                                         -                 -                0.67
Band 75                                          -                 -                0.67
Band 50                                          -                 -                0.67
Band 25                                          -                 -                0.68
Band 0                                           -                 -                0.68
                                      --------------    --------------
Total                                 $      104,382           157,584
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                            (1,337)
                                                                  --------------
   Net investment income (loss)                                           (1,337)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                               (3,632)
   Realized gain distributions                                             4,426
   Net change in unrealized appreciation (depreciation)                  (49,201)
                                                                  --------------
   Net gain (loss)                                                       (48,407)
                                                                  --------------
Increase (decrease) in net assets from operations                 $      (49,744)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                        Year ended      Year ended
                                                        12/31/2008      12/31/2007
                                                      ------------    ------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                        $     (1,337)   $        444
  Net realized gain (loss)                                  (3,632)             67
  Realized gain distributions                                4,426           5,313
  Net change in unrealized appreciation
  (depreciation)                                           (49,201)         (7,107)
                                                      ------------    ------------

Increase (decrease) in net assets from operations          (49,744)         (1,283)
                                                      ------------    ------------

Contract owner transactions:
  Proceeds from units sold                                  57,335         116,565
  Cost of units redeemed                                   (15,687)         (2,804)
                                                      ------------    ------------
  Increase (decrease)                                       41,648         113,761
                                                      ------------    ------------
Net increase (decrease)                                     (8,096)        112,478
Net assets, beginning                                      112,478             -
                                                      ------------    ------------
Net assets, ending                                    $    104,382    $    112,478
                                                      ============    ============

Units sold                                                  70,293         107,038
Units redeemed                                             (17,216)         (2,531)
                                                      ------------    ------------
Net increase (decrease)                                     53,077         104,507
Units outstanding, beginning                               104,507             -
                                                      ------------    ------------
Units outstanding, ending                                  157,584         104,507
                                                      ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                           $     173,881
Cost of units redeemed                                                   (18,491)
Net investment income (loss)                                                (893)
Net realized gain (loss)                                                  (3,565)
Realized gain distributions                                                9,739
Net change in unrealized appreciation (depreciation)                     (56,289)
                                                                   -------------
                                                                   $     104,382
                                                                   =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.66          158     $      104          1.25%         -38.5%
12/31/07          1.08          105            112          1.25%           6.1%
12/31/06          1.01          -              -            1.25%           1.4%
10/23/06          1.00          -              -            1.25%           0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.67          -       $      -            1.00%         -38.3%
12/31/07          1.08          -              -            1.00%           6.4%
12/31/06          1.01          -              -            1.00%           1.5%
10/23/06          1.00          -              -            1.00%           0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.67          -       $      -            0.75%         -38.1%
12/31/07          1.08          -              -            0.75%           6.6%
12/31/06          1.02          -              -            0.75%           1.5%
10/23/06          1.00          -              -            0.75%           0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.67          -       $      -            0.50%         -38.0%
12/31/07          1.09          -              -            0.50%           6.9%
12/31/06          1.02          -              -            0.50%           1.6%
10/23/06          1.00          -              -            0.50%           0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.68          -       $      -            0.25%         -37.8%
12/31/07          1.09          -              -            0.25%           7.2%
12/31/06          1.02          -              -            0.25%           1.6%
10/23/06          1.00          -              -            0.25%           0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.68          -       $      -            0.00%          37.7%
12/31/07          1.09          -              -            0.00%           7.5%
12/31/06          1.02          -              -            0.00%           1.7%
10/23/06          1.00          -              -            0.00%           0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008            2007           2006
0.0%            1.8%           0.0%

                             AUL American Unit Trust
                                 American Funds
                      American High Income Trust (Class R3)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $      686,072    $      943,797            87,733
Receivables: investments sold                    -      ==============    ==============
Payables: investments purchased                  -
                                      --------------
Net assets                            $      686,072
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band 125                              $      546,915           697,641    $         0.78
Band 100                                         -                 -                0.79
Band 75                                          -                 -                0.80
Band 50                                          -                 -                0.80
Band 25                                          -                 -                0.81
Band 0                                       139,157           170,988              0.81
                                      --------------    --------------
Total                                 $      686,072           868,629
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $       59,380
   Mortality & expense charges                                            (6,143)
                                                                  --------------
   Net investment income (loss)                                           53,237
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                              (30,190)
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                 (239,497)
                                                                  --------------
   Net gain (loss)                                                      (269,687)
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (216,450)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       Year ended      Year ended
                                                       12/31/2008      12/31/2007
                                                     ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $     53,237    $     76,268
   Net realized gain (loss)                               (30,190)        (41,786)
   Realized gain distributions                                -               998
   Net change in unrealized appreciation
   (depreciation)                                        (239,497)        (51,024)
                                                     ------------    ------------

Increase (decrease) in net assets from operations        (216,450)        (15,544)
                                                     ------------    ------------

Contract owner transactions:
   Proceeds from units sold                               591,796       1,192,288
   Cost of units redeemed                                (241,537)     (2,249,974)
                                                     ------------    ------------
   Increase (decrease)                                    350,259      (1,057,686)
                                                     ------------    ------------
Net increase (decrease)                                   133,809      (1,073,230)
Net assets, beginning                                     552,263       1,625,493
                                                     ------------    ------------
Net assets, ending                                   $    686,072    $    552,263
                                                     ============    ============
Units sold                                                613,929       1,067,894
Units redeemed                                           (242,564)     (2,045,871)
                                                     ------------    ------------
Net increase (decrease)                                   371,365        (977,977)
Units outstanding, beginning                              497,264       1,475,241
                                                     ------------    ------------
Units outstanding, ending                                 868,629         497,264
                                                     ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                            $  3,392,995
Cost of units redeemed                                                (2,533,514)
Net investment income (loss)                                             151,462
Net realized gain (loss)                                                 (70,902)
Realized gain distributions                                                3,756
Net change in unrealized appreciation (depreciation)                    (257,725)
                                                                    ------------
                                                                    $    686,072
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.78          698     $      547          1.25%         -28.8%
12/31/07          1.10          315            346          1.25%          -0.1%
12/31/06          1.10        1,475          1,625          1.25%          10.2%
01/03/06          1.00          -              -            1.25%           0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.79          -       $      -            1.00%         -28.6%
12/31/07          1.11          -              -            1.00%           0.1%
12/31/06          1.10          -              -            1.00%          10.5%
01/03/06          1.00          -              -            1.00%           0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.80          -       $      -            0.75%         -28.4%
12/31/07          1.11          -              -            0.75%           0.4%
12/31/06          1.11          -              -            0.75%          10.7%
01/03/06          1.00          -              -            0.75%           0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.80          -       $      -            0.50%         -28.2%
12/31/07          1.12          -              -            0.50%           0.6%
12/31/06          1.11          -              -            0.50%          11.0%
01/03/06          1.00          -              -            0.50%           0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.81          -       $      -            0.25%         -28.0%
12/31/07          1.12          -              -            0.25%           0.9%
12/31/06          1.11          -              -            0.25%          11.3%
01/03/06          1.00          -              -            0.25%           0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.81        171       $      139          0.00%         -27.9%
12/31/07          1.13        183              206          0.00%           1.1%
12/31/06          1.12        -                -            0.00%          11.6%
01/03/06          1.00        -                -            0.00%           0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008            2007           2006
9.5%            8.4%           3.3%

                             AUL American Unit Trust
                                 American Funds
                      American High Income Trust (Class R4)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $    3,778,678    $    5,525,307           483,206
Receivables: investments sold                    -      ==============    ==============
Payables: investments purchased                  -
                                      --------------
Net assets                            $    3,778,678
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band 125                              $    3,778,678         5,119,549    $         0.74
Band 100                                         -                 -                0.74
Band 75                                          -                 -                0.75
Band 50                                          -                 -                0.75
Band 25                                          -                 -                0.75
Band 0                                           -                 -                0.76
                                      --------------    --------------
Total                                 $    3,778,678         5,119,549
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $      418,776
   Mortality & expense charges                                           (57,426)
                                                                  --------------
   Net investment income (loss)                                          361,350
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                             (274,664)
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)               (1,814,825)
                                                                  --------------
   Net gain (loss)                                                    (2,089,489)
                                                                  --------------
Increase (decrease) in net assets from operations                 $   (1,728,139)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       Year ended      Year ended
                                                       12/31/2008      12/31/2007
                                                     ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $    361,350    $     58,302
   Net realized gain (loss)                              (274,664)         (5,677)
   Realized gain distributions                                -             9,597
   Net change in unrealized appreciation
   (depreciation)                                      (1,814,825)         68,197
                                                     ------------    ------------

Increase (decrease) in net assets from operations      (1,728,139)        130,419
                                                     ------------    ------------

Contract owner transactions:
   Proceeds from units sold                             2,008,530       4,865,850
   Cost of units redeemed                              (1,304,207)       (193,775)
                                                     ------------    ------------
   Increase (decrease)                                    704,323       4,672,075
                                                     ------------    ------------
Net increase (decrease)                                (1,023,816)      4,802,494
Net assets, beginning                                   4,802,494             -
                                                     ------------    ------------
Net assets, ending                                   $  3,778,678    $  4,802,494
                                                     ============    ============

Units sold                                              1,892,154       4,837,706
Units redeemed                                         (1,422,909)       (187,402)
                                                     ------------    ------------
Net increase (decrease)                                   469,245       4,650,304
Units outstanding, beginning                            4,650,304             -
                                                     ------------    ------------
Units outstanding, ending                               5,119,549       4,650,304
                                                     ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                            $  6,874,381
Cost of units redeemed                                                (1,497,982)
Net investment income (loss)                                             419,652
Net realized gain (loss)                                                (280,341)
Realized gain distributions                                                9,597
Net change in unrealized appreciation (depreciation)                  (1,746,629)
                                                                    ------------
                                                                    $  3,778,678
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.74        5,120     $    3,779          1.25%         -28.5%
12/31/07          1.03        4,650          4,802          1.25%           0.2%
12/31/06          1.03          -              -            1.25%           3.1%
10/23/06          1.00          -              -            1.25%           0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.74          -       $      -            1.00%         -28.4%
12/31/07          1.04          -              -            1.00%           0.4%
12/31/06          1.03          -              -            1.00%           3.1%
10/23/06          1.00          -              -            1.00%           0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.75          -       $      -            0.75%         -28.2%
12/31/07          1.04          -              -            0.75%           0.7%
12/31/06          1.03          -              -            0.75%           3.2%
10/23/06          1.00          -              -            0.75%           0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.75          -       $      -            0.50%         -28.0%
12/31/07          1.04          -              -            0.50%           0.9%
12/31/06          1.03          -              -            0.50%           3.2%
10/23/06          1.00          -              -            0.50%           0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.75          -       $      -            0.25%         -27.8%
12/31/07          1.05          -              -            0.25%           1.2%
12/31/06          1.03          -              -            0.25%           3.3%
10/23/06          1.00          -              -            0.25%           0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.76          -       $      -            0.00%         -27.6%
12/31/07          1.05          -              -            0.00%           1.4%
12/31/06          1.03          -              -            0.00%           3.3%
10/23/06          1.00          -              -            0.00%           0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008            2007           2006
9.8%            3.5%           0.0%

                             AUL American Unit Trust
                                 American Funds
                    Capital World Growth & Income (Class R3)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $    3,823,015    $    5,394,670           144,292
Receivables: investments sold                    -      ==============    ==============
Payables: investments purchased               (7,909)
                                      --------------
Net assets                            $    3,815,106
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band 125                              $    3,486,573         4,217,847    $         0.83
Band 100                                       7,793             9,357              0.83
Band 75                                          -                 -                0.84
Band 50                                          -                 -                0.85
Band 25                                          -                 -                0.85
Band 0                                       320,740           373,765              0.86
                                      --------------    --------------
Total                                 $    3,815,106         4,600,969
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $      104,175
   Mortality & expense charges                                           (34,309)
                                                                  --------------
   Net investment income (loss)                                           69,866
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                             (115,750)
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)               (1,466,568)
                                                                  --------------
   Net gain (loss)                                                    (1,582,318)
                                                                  --------------
Increase (decrease) in net assets from operations                 $   (1,512,452)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       Year ended      Year ended
                                                       12/31/2008      12/31/2007
                                                     ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $     69,866    $     63,857
   Net realized gain (loss)                              (115,750)        859,512
   Realized gain distributions                                -           128,823
   Net change in unrealized appreciation
   (depreciation)                                      (1,466,568)       (273,185)
                                                     ------------    ------------

Increase (decrease) in net assets from operations      (1,512,452)        779,007
                                                     ------------    ------------

Contract owner transactions:
   Proceeds from units sold                             4,610,845       5,099,923
   Cost of units redeemed                              (1,156,751)    (12,929,902)
                                                     ------------    ------------
   Increase (decrease)                                  3,454,094      (7,829,979)
                                                     ------------    ------------
Net increase (decrease)                                 1,941,642      (7,050,972)
Net assets, beginning                                   1,873,464       8,924,436
                                                     ------------    ------------
Net assets, ending                                   $  3,815,106    $  1,873,464
                                                     ============    ============

Units sold                                              4,586,358       4,109,586
Units redeemed                                         (1,353,271)    (10,302,044)
                                                     ------------    ------------
Net increase (decrease)                                 3,233,087      (6,192,458)
Units outstanding, beginning                            1,367,882       7,560,340
                                                     ------------    ------------
Units outstanding, ending                               4,600,969       1,367,882
                                                     ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                            $ 18,384,375
Cost of units redeemed                                               (14,410,753)
Net investment income (loss)                                             140,212
Net realized gain (loss)                                                 751,132
Realized gain distributions                                              521,795
Net change in unrealized appreciation (depreciation)                  (1,571,655)
                                                                    ------------
                                                                    $  3,815,106
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.83        4,218     $    3,487          1.25%         -39.4%
12/31/07          1.36        1,112          1,516          1.25%          15.6%
12/31/06          1.18        7,569          8,924          1.25%          17.9%
01/03/06          1.00          -              -            1.25%           0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.83            9     $        8          1.00%         -39.2%
12/31/07          1.37          -              -            1.00%          15.9%
12/31/06          1.18          -              -            1.00%          18.2%
01/03/06          1.00          -              -            1.00%           0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.84          -       $      -            0.75%         -39.1%
12/31/07          1.38          -              -            0.75%          16.2%
12/31/06          1.18          -              -            0.75%          18.5%
01/03/06          1.00          -              -            0.75%           0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.85          -       $      -            0.50%         -38.9%
12/31/07          1.38          -              -            0.50%          16.5%
12/31/06          1.19          -              -            0.50%          18.8%
01/03/06          1.00          -              -            0.50%           0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.85          -       $      -            0.25%         -38.7%
12/31/07          1.39          -              -            0.25%          16.8%
12/31/06          1.19          -              -            0.25%          19.1%
01/03/06          1.00          -              -            0.25%           0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.86          374     $      321          0.00%         -38.6%
12/31/07          1.40          256            358          0.00%          17.1%
12/31/06          1.19          -              -            0.00%          19.4%
01/03/06          1.00          -              -            0.00%           0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008            2007           2006
3.7%            2.8%           0.6%

                             AUL American Unit Trust
                                 American Funds
                    Capital World Growth & Income (Class R4)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $   18,802,325    $   28,757,480           708,991
Receivables: investments sold                    130    ==============    ==============
Payables: investments purchased                  -
                                      --------------
Net assets                            $   18,802,455
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band 125                              $   18,802,455        25,084,924    $         0.75
Band 100                                         -                 -                0.75
Band 75                                          -                 -                0.76
Band 50                                          -                 -                0.76
Band 25                                          -                 -                0.77
Band 0                                           -                 -                0.77
                                      --------------    --------------
Total                                 $   18,802,455        25,084,924
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $      691,374
   Mortality & expense charges                                          (252,477)
                                                                  --------------
   Net investment income (loss)                                          438,897
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                             (297,727)
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)              (10,738,444)
                                                                  --------------
   Net gain (loss)                                                   (11,036,171)
                                                                  --------------
Increase (decrease) in net assets from operations                 $  (10,597,274)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       Year ended      Year ended
                                                       12/31/2008      12/31/2007
                                                     ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $    438,897    $    159,438
   Net realized gain (loss)                              (297,727)        113,437
   Realized gain distributions                                -         1,490,246
   Net change in unrealized appreciation
   (depreciation)                                     (10,738,444)        788,493
                                                     ------------    ------------
Increase (decrease) in net assets from operations     (10,597,274)      2,551,614
                                                     ------------    ------------
Contract owner transactions:
   Proceeds from units sold                            11,679,529      20,875,985
   Cost of units redeemed                              (3,916,009)     (2,136,032)
                                                     ------------    ------------
   Increase (decrease)                                  7,763,520      18,739,953
                                                     ------------    ------------
Net increase (decrease)                                (2,833,754)     21,291,567
Net assets, beginning                                  21,636,209         344,642
                                                     ------------    ------------
Net assets, ending                                   $ 18,802,455    $ 21,636,209
                                                     ============    ============

Units sold                                             11,692,563      18,831,395
Units redeemed                                         (4,163,939)     (1,599,427)
                                                     ------------    ------------
Net increase (decrease)                                 7,528,624      17,231,968
Units outstanding, beginning                           17,556,300         324,332
                                                     ------------    ------------
Units outstanding, ending                              25,084,924      17,556,300
                                                     ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                            $ 32,898,590
Cost of units redeemed                                                (6,052,071)
Net investment income (loss)                                             598,673
Net realized gain (loss)                                                (184,290)
Realized gain distributions                                            1,496,708
Net change in unrealized appreciation (depreciation)                  (9,955,155)
                                                                    ------------
                                                                    $ 18,802,455
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.75       25,085     $   18,802          1.25%         -39.2%
12/31/07          1.23       17,556         21,636          1.25%          16.0%
12/31/06          1.06          324            345          1.25%           6.3%
10/23/06          1.00          -              -            1.25%           0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.75          -       $      -            1.00%         -39.0%
12/31/07          1.24          -              -            1.00%          16.3%
12/31/06          1.06          -              -            1.00%           6.3%
10/23/06          1.00          -              -            1.00%           0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.76          -       $      -            0.75%         -38.9%
12/31/07          1.24          -              -            0.75%          16.6%
12/31/06          1.06          -              -            0.75%           6.4%
10/23/06          1.00          -              -            0.75%           0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.76          -       $      -            0.50%         -38.7%
12/31/07          1.24          -              -            0.50%          16.8%
12/31/06          1.06          -              -            0.50%           6.4%
10/23/06          1.00          -              -            0.50%           0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.77          -       $      -            0.25%         -38.6%
12/31/07          1.25          -              -            0.25%          17.1%
12/31/06          1.06          -              -            0.25%           6.5%
10/23/06          1.00          -              -            0.25%           0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.77          -       $      -            0.00%         -38.4%
12/31/07          1.25          -              -            0.00%          17.4%
12/31/06          1.07          -              -            0.00%           6.5%
10/23/06          1.00          -              -            0.00%           0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008            2007           2006
3.4%            2.5%           0.2%

                             AUL American Unit Trust
                                 American Funds
                       EuroPacific Growth Fund (Class R3)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $    3,092,152    $    4,631,651           110,493
Receivables: investments sold                    -      ==============    ==============
Payables: investments purchased              (46,961)
                                      --------------
Net assets                            $    3,045,191
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band 125                              $    2,253,040         2,810,044    $         0.80
Band 100                                      57,034            70,603              0.81
Band 75                                          -                 -                0.81
Band 50                                          -                 -                0.82
Band 25                                          -                 -                0.83
Band 0                                       735,117           883,186              0.83
                                      --------------    --------------
Total                                 $    3,045,191         3,763,833
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $       62,342
   Mortality & expense charges                                           (24,268)
                                                                  --------------
   Net investment income (loss)                                           38,074
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                              (85,583)
   Realized gain distributions                                           131,452
   Net change in unrealized appreciation (depreciation)               (1,429,669)
                                                                  --------------
   Net gain (loss)                                                    (1,383,800)
                                                                  --------------
Increase (decrease) in net assets from operations                 $   (1,345,726)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       Year ended      Year ended
                                                       12/31/2008      12/31/2007
                                                     ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $     38,074    $    (12,969)
   Net realized gain (loss)                               (85,583)        423,032
   Realized gain distributions                            131,452         171,932
   Net change in unrealized appreciation
   (depreciation)                                      (1,429,669)        (20,419)
                                                     ------------    ------------

Increase (decrease) in net assets from operations      (1,345,726)        561,576
                                                     ------------    ------------
Contract owner transactions:
   Proceeds from units sold                             2,682,701       4,770,822
   Cost of units redeemed                                (846,160)     (7,766,552)
                                                     ------------    ------------
   Increase (decrease)                                  1,836,541      (2,995,730)
                                                     ------------    ------------
Net increase (decrease)                                   490,815      (2,434,154)
Net assets, beginning                                   2,554,376       4,988,530
                                                     ------------    ------------
Net assets, ending                                   $  3,045,191    $  2,554,376
                                                     ============    ============
Units sold                                              2,723,245       3,757,003
Units redeemed                                           (808,141)     (6,214,213)
                                                     ------------    ------------
Net increase (decrease)                                 1,915,104      (2,457,210)
Units outstanding, beginning                            1,848,729       4,305,939
                                                     ------------    ------------
Units outstanding, ending                               3,763,833       1,848,729
                                                     ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                            $ 12,909,920
Cost of units redeemed                                                (9,333,965)
Net investment income (loss)                                              80,702
Net realized gain (loss)                                                 350,013
Realized gain distributions                                              578,020
Net change in unrealized appreciation (depreciation)                  (1,539,499)
                                                                    ------------
                                                                    $  3,045,191
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.80        2,810     $    2,253          1.25%         -41.4%
12/31/07          1.37        1,132          1,549          1.25%          17.1%
12/31/06          1.17        4,152          4,856          1.25%          16.9%
01/03/06          1.00          -              -            1.25%           0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.81           71     $       57          1.00%         -41.3%
12/31/07          1.38           72             99          1.00%          17.4%
12/31/06          1.17          105            123          1.00%          17.2%
01/03/06          1.00          -              -            1.00%           0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.81          -       $      -            0.75%         -41.2%
12/31/07          1.38          -              -            0.75%          17.7%
12/31/06          1.18          -              -            0.75%          17.5%
01/03/06          1.00          -              -            0.75%           0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.82          -       $      -            0.50%         -41.0%
12/31/07          1.39          -              -            0.50%          18.0%
12/31/06          1.18          -              -            0.50%          17.8%
01/03/06          1.00          -              -            0.50%           0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.83          -       $      -            0.25%         -40.9%
12/31/07          1.40          -              -            0.25%          18.3%
12/31/06          1.18          -              -            0.25%          18.1%
01/03/06          1.00          -              -            0.25%           0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.83          883     $      735          0.00%         -40.7%
12/31/07          1.40          646            906          0.00%          18.6%
12/31/06          1.18            8             10          0.00%          18.4%
01/03/06          1.00          -              -            0.00%           0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008            2007           2006
2.2%            1.1%           2.7%

                             AUL American Unit Trust
                                 American Funds
                       EuroPacific Growth Fund (Class R4)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $    8,699,587    $   14,532,621           315,659
Receivables: investments sold                    -      ==============    ==============
Payables: investments purchased                  -
                                      --------------
Net assets                            $    8,699,587
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band 125                              $    8,699,587        11,869,197    $         0.73
Band 100                                         -                 -                0.74
Band 75                                          -                 -                0.74
Band 50                                          -                 -                0.75
Band 25                                          -                 -                0.75
Band 0                                           -                 -                0.75
                                      --------------    --------------
Total                                 $    8,699,587        11,869,197
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $      228,303
   Mortality & expense charges                                          (135,223)
                                                                  --------------
   Net investment income (loss)                                           93,080
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                             (364,390)
   Realized gain distributions                                           401,645
   Net change in unrealized appreciation (depreciation)               (6,221,428)
                                                                  --------------
   Net gain (loss)                                                    (6,184,173)
                                                                  --------------
Increase (decrease) in net assets from operations                 $   (6,091,093)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       Year ended      Year ended
                                                       12/31/2008      12/31/2007
                                                     ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $     93,080    $    148,779
   Net realized gain (loss)                              (364,390)         47,408
   Realized gain distributions                            401,645         790,319
   Net change in unrealized appreciation
   (depreciation)                                      (6,221,428)        394,242
                                                     ------------    ------------
Increase (decrease) in net assets from operations      (6,091,093)      1,380,748
                                                     ------------    ------------
Contract owner transactions:
   Proceeds from units sold                             5,696,425      13,200,615
   Cost of units redeemed                              (2,959,781)     (2,628,562)
                                                     ------------    ------------
   Increase (decrease)                                  2,736,644      10,572,053
                                                     ------------    ------------
Net increase (decrease)                                (3,354,449)     11,952,801
Net assets, beginning                                  12,054,036         101,235
                                                     ------------    ------------
Net assets, ending                                   $  8,699,587    $ 12,054,036
                                                     ============    ============
Units sold                                              5,388,879      11,706,542
Units redeemed                                         (3,173,205)     (2,148,191)
                                                     ------------    ------------
Net increase (decrease)                                 2,215,674       9,558,351
Units outstanding, beginning                            9,653,523          95,172
                                                     ------------    ------------
Units outstanding, ending                              11,869,197       9,653,523
                                                     ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                            $ 18,997,066
Cost of units redeemed                                                (5,588,343)
Net investment income (loss)                                             243,378
Net realized gain (loss)                                                (316,982)
Realized gain distributions                                            1,197,501
Net change in unrealized appreciation (depreciation)                  (5,833,033)
                                                                    ------------
                                                                    $  8,699,587
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.73       11,869     $    8,700          1.25%         -41.3%
12/31/07          1.25        9,654         12,054          1.25%          17.4%
12/31/06          1.06           95            101          1.25%           6.4%
10/23/06          1.00          -              -            1.25%           0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.74          -       $      -            1.00%         -41.2%
12/31/07          1.25          -              -            1.00%          17.7%
12/31/06          1.06          -              -            1.00%           6.4%
10/23/06          1.00          -              -            1.00%           0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.74          -       $      -            0.75%         -41.0%
12/31/07          1.26          -              -            0.75%          18.0%
12/31/06          1.06          -              -            0.75%           6.5%
10/23/06          1.00          -              -            0.75%           0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.75          -       $      -            0.50%         -40.9%
12/31/07          1.26          -              -            0.50%          18.3%
12/31/06          1.07          -              -            0.50%           6.5%
10/23/06          1.00          -              -            0.50%           0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.75          -       $      -            0.25%         -40.7%
12/31/07          1.26          -              -            0.25%          18.6%
12/31/06          1.07          -              -            0.25%           6.6%
10/23/06          1.00          -              -            0.25%           0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.75          -       $      -            0.00%         -40.6%
12/31/07          1.27          -              -            0.00%          18.9%
12/31/06          1.07          -              -            0.00%           6.6%
10/23/06          1.00          -              -            0.00%           0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008            2007           2006
2.2%            3.5%           3.1%

                             AUL American Unit Trust
                                 American Funds
                        Fundamental Investors (Class R3)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    2,788,677  $    4,013,906         110,627
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased          (29,632)
                                  --------------
Net assets                        $    2,759,045
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $    2,644,732       3,851,011  $         0.69
Band 100                                   9,134          13,227            0.69
Band 75                                      -               -              0.69
Band 50                                      -               -              0.70
Band 25                                      -               -              0.70
Band 0                                   105,179         149,014            0.71
                                  --------------  --------------
Total                             $    2,759,045       4,013,252
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $       32,511
  Mortality & expense charges                                            (28,344)
                                                                  --------------
  Net investment income (loss)                                             4,167
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                               (98,889)
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                (1,201,616)
                                                                  --------------
  Net gain (loss)                                                     (1,300,505)
                                                                  --------------
Increase (decrease) in net assets from operations                 $   (1,296,338)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                Year ended         Year ended
                                                                12/31/2008         12/31/2007
                                                            --------------     --------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $        4,167     $       12,537
  Net realized gain (loss)                                         (98,889)            10,017
  Realized gain distributions                                          -               66,906
  Net change in unrealized appreciation
  (depreciation)                                                (1,201,616)           (23,612)
                                                            --------------     --------------
Increase (decrease) in net assets from operations               (1,296,338)            65,848
                                                            --------------     --------------
Contract owner transactions:
  Proceeds from units sold                                       3,348,081          2,300,867
  Cost of units redeemed                                          (840,736)          (818,677)
                                                            --------------     --------------
  Increase (decrease)                                            2,507,345          1,482,190
                                                            --------------     --------------
Net increase (decrease)                                          1,211,007          1,548,038
Net assets, beginning                                            1,548,038                -
                                                            --------------     --------------
Net assets, ending                                          $    2,759,045     $    1,548,038
                                                            ==============     ==============
Units sold                                                       3,830,741          2,096,040
Units redeemed                                                  (1,154,131)          (759,398)
                                                            --------------     --------------
Net increase (decrease)                                          2,676,610          1,336,642
Units outstanding, beginning                                     1,336,642                -
                                                            --------------     --------------
Units outstanding, ending                                        4,013,252          1,336,642
                                                            ==============     ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $     5,648,949
Cost of units redeemed                                                (1,659,413)
Net investment income (loss)                                              16,704
Net realized gain (loss)                                                 (88,872)
Realized gain distributions                                               66,906
Net change in unrealized appreciation (depreciation)                  (1,225,229)
                                                                 ---------------
                                                                 $     2,759,045
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.69         3,851   $    2,645           1.25%          -40.6%
12/31/07         1.16         1,251        1,447           1.25%           11.6%
12/31/06         1.04           -            -             1.25%            3.7%
01/03/06         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.69            13   $        9           1.00%          -40.5%
12/31/07         1.16           -            -             1.00%           11.8%
12/31/06         1.04           -            -             1.00%            3.8%
01/03/06         1.00           -            -             1.00%            0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.69           -     $      -             0.75%          -40.3%
12/31/07         1.16           -            -             0.75%           12.1%
12/31/06         1.04           -            -             0.75%            3.8%
01/03/06         1.00           -            -             0.75%            0.0%

                                     BAND 50
--------------------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.70           -     $      -             0.50%          -40.2%
12/31/07         1.17           -            -             0.50%           12.4%
12/31/06         1.04           -            -             0.50%            3.9%
01/03/06         1.00           -            -             0.50%            0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $   0.70             -     $      -             0.25%          -40.0%
12/31/07       1.17             -            -             0.25%           12.7%
12/31/06       1.04             -            -             0.25%            3.9%
01/03/06       1.00             -            -             0.25%            0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.71           149   $      105           0.00%          -39.9%
12/31/07         1.17            86          101           0.00%           13.0%
12/31/06         1.04           -            -             0.00%            4.0%
01/03/06         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008        2007          2006
1.5%        2.6%          0.0%

                             AUL American Unit Trust
                                 American Funds
                        Fundamental Investors (Class R4)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    3,804,614  $    5,719,877         152,506
Receivables: investments sold                429  ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $    3,805,043
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $    3,805,043       5,503,285  $         0.69
Band 100                                     -               -              0.70
Band 75                                      -               -              0.70
Band 50                                      -               -              0.70
Band 25                                      -               -              0.71
Band 0                                       -               -              0.71
                                  --------------  --------------
Total                             $    3,805,043       5,503,285
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $       59,550
  Mortality & expense charges                                            (52,391)
                                                                  --------------
  Net investment income (loss)                                             7,159
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                              (251,754)
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                (1,804,920)
                                                                  --------------
  Net gain (loss)                                                     (2,056,674)
                                                                  --------------
Increase (decrease) in net assets from operations                 $   (2,049,515)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                Year ended         Year ended
                                                                12/31/2008         12/31/2007
                                                            --------------     --------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $        7,159     $       38,462
  Net realized gain (loss)                                        (251,754)            82,545
  Realized gain distributions                                          -              177,838
  Net change in unrealized appreciation
  (depreciation)                                                (1,804,920)          (110,342)
                                                            --------------     --------------
Increase (decrease) in net assets from operations               (2,049,515)           188,503
                                                            --------------     --------------
Contract owner transactions:
  Proceeds from units sold                                       2,587,949          5,085,640
  Cost of units redeemed                                          (727,716)        (1,279,818)
                                                            --------------     --------------
  Increase (decrease)                                            1,860,233          3,805,822
                                                            --------------     --------------
Net increase (decrease)                                           (189,282)         3,994,325
Net assets, beginning                                            3,994,325                -
                                                            --------------     --------------
Net assets, ending                                          $    3,805,043     $    3,994,325
                                                            ==============     ==============
Units sold                                                       3,750,056          4,253,024
Units redeemed                                                  (1,686,872)          (812,923)
                                                            --------------     --------------
Net increase (decrease)                                          2,063,184          3,440,101
Units outstanding, beginning                                     3,440,101                -
                                                            --------------     --------------
Units outstanding, ending                                        5,503,285          3,440,101
                                                            ==============     ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $     7,673,590
Cost of units redeemed                                                (2,007,534)
Net investment income (loss)                                              45,621
Net realized gain (loss)                                                (169,209)
Realized gain distributions                                              177,838
Net change in unrealized appreciation (depreciation)                  (1,915,263)
                                                                 ---------------
                                                                 $     3,805,043
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.69         5,503   $    3,805           1.25%          -40.5%
12/31/07         1.16         3,440        3,994           1.25%           11.9%
12/31/06         1.04           -              -           1.25%            3.8%
10/23/06         1.00           -              -           1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $   0.70            -      $     -              1.00%          -40.3%
12/31/07       1.16            -            -              1.00%           12.2%
12/31/06       1.04            -            -              1.00%            3.8%
10/23/06       1.00            -            -              1.00%            0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.70          -      $     -              0.75%          -40.2%
12/31/07         1.17          -            -              0.75%           12.5%
12/31/06         1.04          -            -              0.75%            3.9%
10/23/06         1.00          -            -              0.75%            0.0%

                                     BAND 50
--------------------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.70          -     $      -              0.50%          -40.0%
12/31/07         1.17          -            -              0.50%           12.7%
12/31/06         1.04          -            -              0.50%            3.9%
10/23/06         1.00          -            -              0.50%            0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.71          -     $      -              0.25%          -39.9%
12/31/07         1.18          -            -              0.25%           13.0%
12/31/06         1.04          -            -              0.25%            4.0%
10/23/06         1.00          -            -              0.25%            0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.71          -      $     -              0.00%          -39.7%
12/31/07         1.18          -            -              0.00%           13.3%
12/31/06         1.04          -            -              0.00%            4.0%
10/23/06         1.00          -            -              0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008        2007          2006
1.5%        3.4%          0.0%

                             AUL American Unit Trust
                                 American Funds
                        Intermediate Bond Fund (Class R3)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      977,353  $      997,415          76,715
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $      977,353
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      361,525         352,941  $         1.02
Band 100                                     -               -              1.03
Band 75                                      -               -              1.04
Band 50                                      -               -              1.05
Band 25                                      -               -              1.06
Band 0                                   615,828         579,129            1.06
                                  --------------  --------------
Total                             $      977,353         932,070
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $       25,738
  Mortality & expense charges                                             (4,992)
                                                                  --------------
  Net investment income (loss)                                            20,746
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                               (21,934)
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                   (61,373)
                                                                  --------------
  Net gain (loss)                                                        (83,307)
                                                                  --------------
Increase (decrease) in net assets from operations                 $      (62,561)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                Year ended         Year ended
                                                                12/31/2008         12/31/2007
                                                            --------------     --------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $       20,746     $        6,225
  Net realized gain (loss)                                         (21,934)              (585)
  Realized gain distributions                                          -                  -
  Net change in unrealized appreciation
  (depreciation)                                                   (61,373)            41,162
                                                            --------------     --------------
Increase (decrease) in net assets from operations                  (62,561)            46,802
                                                            --------------     --------------
Contract owner transactions:
  Proceeds from units sold                                       1,190,259            670,025
  Cost of units redeemed                                          (496,391)          (761,194)
                                                            --------------     --------------
  Increase (decrease)                                              693,868            (91,169)
                                                            --------------     --------------
Net increase (decrease)                                            631,307            (44,367)
Net assets, beginning                                              346,046            390,413
                                                            --------------     --------------
Net assets, ending                                          $      977,353     $      346,046
                                                            ==============     ==============
Units sold                                                       1,077,889            684,001
Units redeemed                                                    (472,797)          (733,972)
                                                            --------------     --------------
Net increase (decrease)                                            605,092            (49,971)
Units outstanding, beginning                                       326,978            376,949
                                                            --------------     --------------
Units outstanding, ending                                          932,070            326,978
                                                            ==============     ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $     2,250,666
Cost of units redeemed                                                (1,257,919)
Net investment income (loss)                                              27,141
Net realized gain (loss)                                                 (22,473)
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                     (20,062)
                                                                 ---------------
                                                                 $       977,353
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.02           353   $      362           1.25%           -3.0%
12/31/07         1.06           297          314           1.25%            3.4%
12/31/06         1.02            30           31           1.25%            2.2%
01/03/06         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $   1.03             -     $      -             1.00%           -2.7%
12/31/07       1.06             -            -             1.00%            3.6%
12/31/06       1.02             -            -             1.00%            2.4%
01/03/06       1.00             -            -             1.00%            0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.04           -     $      -             0.75%           -2.5%
12/31/07         1.07           -            -             0.75%            3.9%
12/31/06         1.03           -            -             0.75%            2.7%
01/03/06         1.00           -            -             0.75%            0.0%

                                     BAND 50
--------------------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.05           -     $      -             0.50%           -2.3%
12/31/07         1.07           -            -             0.50%            4.1%
12/31/06         1.03           -            -             0.50%            2.9%
01/03/06         1.00           -            -             0.50%            0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $   1.06             -     $      -             0.25%           -2.0%
12/31/07       1.08             -            -             0.25%            4.4%
12/31/06       1.03             -            -             0.25%            3.2%
01/03/06       1.00             -            -             0.25%            0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $    1.06            579   $      616           0.00%           -1.8%
12/31/07        1.08             30           32           0.00%            4.7%
12/31/06        1.03            347          359           0.00%            3.4%
01/03/06        1.00            -            -             0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008        2007          2006
3.9%        2.6%          0.1%

                             AUL American Unit Trust
                                 American Funds
                        Intermediate Bond Fund (Class R4)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      144,955  $      148,316          11,379
Receivables: investments sold                 20  ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $      144,975
                                  --------------

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      144,975         142,204    $       1.02
Band 100                                     -                -             1.03
Band 75                                      -                -             1.03
Band 50                                      -                -             1.04
Band 25                                      -                -             1.04
Band 0                                       -                -             1.05
                                  --------------  --------------
Total                             $      144,975         142,204
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $        4,424
  Mortality & expense charges                                             (1,553)
                                                                  --------------
  Net investment income (loss)                                             2,871
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                (2,833)
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                   (69,521)
                                                                  --------------
  Net gain (loss)                                                        (72,354)
                                                                  --------------
Increase (decrease) in net assets from operations                 $      (69,483)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                Year ended         Year ended
                                                                12/31/2008         12/31/2007
                                                            --------------     --------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $        2,871     $          543
  Net realized gain (loss)                                          (2,833)               279
  Realized gain distributions                                          -                  -
  Net change in unrealized appreciation
  (depreciation)                                                   (69,521)               174
                                                            --------------     --------------
Increase (decrease) in net assets from operations                  (69,483)               996
                                                            --------------     --------------
Contract owner transactions:
  Proceeds from units sold                                         235,407            198,586
  Cost of units redeemed                                          (143,521)           (77,010)
                                                            --------------     --------------
  Increase (decrease)                                               91,886            121,576
                                                            --------------     --------------
Net increase (decrease)                                             22,403            122,572
Net assets, beginning                                              122,572                -
                                                            --------------     --------------
Net assets, ending                                          $      144,975     $      122,572
                                                            ==============     ==============
Units sold                                                         163,283            191,219
Units redeemed                                                    (138,088)           (74,210)
                                                            --------------     --------------
Net increase (decrease)                                             25,195            117,009
Units outstanding, beginning                                       117,009                -
                                                            --------------     --------------
Units outstanding, ending                                          142,204            117,009
                                                            ==============     ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $       368,007
Cost of units redeemed                                                  (220,531)
Net investment income (loss)                                               3,414
Net realized gain (loss)                                                  (2,554)
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                      (3,361)
                                                                 ---------------
                                                                 $       144,975
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.02           142   $      145           1.25%           -2.7%
12/31/07         1.05           117          123           1.25%            3.7%
12/31/06         1.01           -            -             1.25%            1.0%
10/23/06         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.03           -     $      -             1.00%           -2.4%
12/31/07         1.05           -            -             1.00%            4.0%
12/31/06         1.01           -            -             1.00%            1.1%
10/23/06         1.00           -            -             1.00%            0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.03           -     $      -             0.75%           -2.2%
12/31/07         1.05           -            -             0.75%            4.2%
12/31/06         1.01           -            -             0.75%            1.1%
10/23/06         1.00           -            -             0.75%            0.0%

                                     BAND 50
--------------------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.04           -     $      -             0.50%           -1.9%
12/31/07         1.06           -            -             0.50%            4.5%
12/31/06         1.01           -            -             0.50%            1.1%
10/23/06         1.00           -            -             0.50%            0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.04           -     $      -             0.25%           -1.7%
12/31/07         1.06           -            -             0.25%            4.8%
12/31/06         1.01           -            -             0.25%            1.2%
10/23/06         1.00           -            -             0.25%            0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.05           -     $      -             0.00%           -1.5%
12/31/07         1.06           -            -             0.00%            5.0%
12/31/06         1.01           -            -             0.00%            1.2%
10/23/06         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008        2007          2006
3.3%        1.5%          0.0%

                             AUL American Unit Trust
                                 American Funds
                      The Growth Fund of America (Class R3)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    6,286,491  $    8,698,171         309,470
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased          (35,195)
                                  --------------
Net assets                        $    6,251,296
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $    5,736,170       8,157,308  $         0.70
Band 100                                  47,741          67,386            0.71
Band 75                                      -               -              0.71
Band 50                                      -               -              0.72
Band 25                                      -               -              0.72
Band 0                                   467,385         640,240            0.73
                                  --------------  --------------
Total                             $    6,251,296       8,864,934
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $       48,908
  Mortality & expense charges                                            (62,646)
                                                                  --------------
  Net investment income (loss)                                           (13,738)
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                              (417,450)
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                (2,486,009)
                                                                  --------------
  Net gain (loss)                                                     (2,903,459)
                                                                  --------------
Increase (decrease) in net assets from operations                 $   (2,917,197)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                Year ended         Year ended
                                                                12/31/2008         12/31/2007
                                                            --------------     --------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $      (13,738)    $      (22,977)
  Net realized gain (loss)                                        (417,450)           336,103
  Realized gain distributions                                          -              242,910
  Net change in unrealized appreciation
  (depreciation)                                                (2,486,009)           (25,618)
                                                            --------------     --------------
Increase (decrease) in net assets from operations               (2,917,197)           530,418
                                                            --------------     --------------
Contract owner transactions:
  Proceeds from units sold                                       8,375,963          7,310,145
  Cost of units redeemed                                        (3,429,398)        (7,938,928)
                                                            --------------     --------------
  Increase (decrease)                                            4,946,565           (628,783)
                                                            --------------     --------------
Net increase (decrease)                                          2,029,368            (98,365)
Net assets, beginning                                            4,221,928          4,320,293
                                                            --------------     --------------
Net assets, ending                                          $    6,251,296     $    4,221,928
                                                            ==============     ==============
Units sold                                                      10,791,658          6,533,351
Units redeemed                                                  (5,514,158)        (6,972,139)
                                                            --------------     --------------
Net increase (decrease)                                          5,277,500           (438,788)
Units outstanding, beginning                                     3,587,434          4,026,222
                                                            --------------     --------------
Units outstanding, ending                                        8,864,934          3,587,434
                                                            ==============     ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $    20,229,144
Cost of units redeemed                                               (11,828,688)
Net investment income (loss)                                             (23,475)
Net realized gain (loss)                                                 (80,791)
Realized gain distributions                                              366,786
Net change in unrealized appreciation (depreciation)                  (2,411,680)
                                                                 ---------------
                                                                 $     6,251,296
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08     $     0.70       8,157   $    5,736           1.25%          -40.0%
12/31/07           1.17       2,933        3,437           1.25%            9.2%
12/31/06           1.07       3,947        4,235           1.25%            7.3%
01/03/06           1.00         -              -           1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.71            67   $       48           1.00%          -39.8%
12/31/07         1.18            55           65           1.00%            9.5%
12/31/06         1.08            79           85           1.00%            7.6%
01/03/06         1.00           -            -             1.00%            0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $   0.71             -     $      -             0.75%          -39.7%
12/31/07       1.18             -            -             0.75%            9.8%
12/31/06       1.08             -            -             0.75%            7.8%
01/03/06       1.00             -            -             0.75%            0.0%

                                     BAND 50
--------------------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.72           -     $      -             0.50%          -39.5%
12/31/07         1.19           -            -             0.50%           10.0%
12/31/06         1.08           -            -             0.50%            8.1%
01/03/06         1.00           -            -             0.50%            0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.72           -     $      -             0.25%          -39.4%
12/31/07         1.20           -            -             0.25%           10.3%
12/31/06         1.08           -            -             0.25%            8.4%
01/03/06         1.00           -            -             0.25%            0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $   0.73             640   $      467           0.00%          -39.2%
12/31/07       1.20             599          720           0.00%           10.6%
12/31/06       1.09             -            -             0.00%            8.6%
01/03/06       1.00             -            -             0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008        2007          2006
0.9%        0.7%          1.0%

                             AUL American Unit Trust
                                 American Funds
                      The Growth Fund of America (Class R4)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $   15,217,687  $   24,835,128         748,907
Receivables: investments sold                105  ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $   15,217,792
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $   15,217,792      22,472,499  $         0.68
Band 100                                     -               -              0.68
Band 75                                      -               -              0.68
Band 50                                      -               -              0.69
Band 25                                      -               -              0.69
Band 0                                       -               -              0.70
                                  --------------  --------------
Total                             $   15,217,792      22,472,499
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $      177,776
  Mortality & expense charges                                           (255,584)
                                                                  --------------
  Net investment income (loss)                                           (77,808)
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                              (868,338)
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)               (10,573,604)
                                                                  --------------
  Net gain (loss)                                                    (11,441,942)
                                                                  --------------
Increase (decrease) in net assets from operations                 $  (11,519,750)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                Year ended         Year ended
                                                                12/31/2008         12/31/2007
                                                            --------------     --------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $      (77,808)    $       88,891
  Net realized gain (loss)                                        (868,338)           120,980
  Realized gain distributions                                          -            1,459,071
  Net change in unrealized appreciation
  (depreciation)                                               (10,573,604)           961,887
                                                            --------------     --------------
Increase (decrease) in net assets from operations              (11,519,750)         2,630,829
                                                            --------------     --------------
Contract owner transactions:
  Proceeds from units sold                                       5,921,539         27,363,622
  Cost of units redeemed                                        (5,313,331)        (4,005,323)
                                                            --------------     --------------
  Increase (decrease)                                              608,208         23,358,299
                                                            --------------     --------------
Net increase (decrease)                                        (10,911,542)        25,989,128
Net assets, beginning                                           26,129,334            140,206
                                                            --------------     --------------
Net assets, ending                                          $   15,217,792     $   26,129,334
                                                            ==============     ==============
Units sold                                                       5,298,498         26,423,535
Units redeemed                                                  (6,042,993)        (3,342,951)
                                                            --------------     --------------
Net increase (decrease)                                           (744,495)        23,080,584
Units outstanding, beginning                                    23,216,994            136,410
                                                            --------------     --------------
Units outstanding, ending                                       22,472,499         23,216,994
                                                            ==============     ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $    33,426,604
Cost of units redeemed                                                (9,318,621)
Net investment income (loss)                                              11,978
Net realized gain (loss)                                                (747,359)
Realized gain distributions                                            1,462,631
Net change in unrealized appreciation (depreciation)                  (9,617,441)
                                                                 ---------------
                                                                 $    15,217,792
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.68        22,472   $   15,218           1.25%          -39.8%
12/31/07         1.13        23,217       26,129           1.25%            9.5%
12/31/06         1.03           136          140           1.25%            2.8%
10/23/06         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $   0.68             -     $      -             1.00%          -39.7%
12/31/07       1.13             -            -             1.00%            9.8%
12/31/06       1.03             -            -             1.00%            2.8%
10/23/06       1.00             -            -             1.00%            0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.68           -     $      -             0.75%          -39.5%
12/31/07         1.13           -            -             0.75%           10.0%
12/31/06         1.03           -            -             0.75%            2.9%
10/23/06         1.00           -            -             0.75%            0.0%

                                     BAND 50
--------------------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.69           -     $      -             0.50%          -39.4%
12/31/07         1.14           -            -             0.50%           10.3%
12/31/06         1.03           -            -             0.50%            2.9%
10/23/06         1.00           -            -             0.50%            0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.69           -     $      -             0.25%          -39.2%
12/31/07         1.14           -            -             0.25%           10.6%
12/31/06         1.03           -            -             0.25%            3.0%
10/23/06         1.00           -            -             0.25%            0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.70           -     $      -             0.00%          -39.1%
12/31/07         1.14           -            -             0.00%           10.9%
12/31/06         1.03           -            -             0.00%            3.0%
10/23/06         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008        2007          2006
0.9%        1.9%          1.4%

                             AUL American Unit Trust
                                 American Funds
                           Small Cap World (Class R4)

--------------------------------------------------------------------------------
                              STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $          -    $          -               -
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $          -
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $          -               -    $         0.49
Band 100                                     -               -              0.49
Band 75                                      -               -              0.49
Band 50                                      -               -              0.49
Band 25                                      -               -              0.49
Band 0                                       -               -              0.49
                                  --------------  --------------
Total                             $          -               -
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $          -
  Mortality & expense charges                                                -
                                                                  --------------
  Net investment income (loss)                                               -
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                   (16)
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                       -
                                                                  --------------
  Net gain (loss)                                                            (16)
                                                                  --------------
Increase (decrease) in net assets from operations                 $          (16)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                               For the period
                                                                Year ended      from 11/12/07
                                                                12/31/2008        to 12/31/07
                                                            --------------     --------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $          -       $          -
  Net realized gain (loss)                                             (16)               -
  Realized gain distributions                                          -                  -
  Net change in unrealized appreciation
  (depreciation)                                                       -                  -
                                                            --------------     --------------
Increase (decrease) in net assets from operations                      (16)               -
                                                            --------------     --------------
Contract owner transactions:
  Proceeds from units sold                                              81                -
  Cost of units redeemed                                               (65)               -
                                                            --------------     --------------
  Increase (decrease)                                                   16                -
                                                            --------------     --------------
Net increase (decrease)                                                -                  -
Net assets, beginning                                                  -                  -
                                                            --------------     --------------
Net assets, ending                                          $          -       $          -
                                                            ==============     ==============
Units sold                                                             118                -
Units redeemed                                                        (118)               -
                                                            --------------     --------------
Net increase (decrease)                                                -                  -
Units outstanding, beginning                                           -                  -
                                                            --------------     --------------
Units outstanding, ending                                              -                  -
                                                            ==============     ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets At December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                          $           81
Cost of units redeemed                                                       (65)
Net investment income (loss)                                                 -
Net realized gain (loss)                                                     (16)
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                                  --------------
                                                                  $          -
                                                                  ==============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.49           -     $      -             1.25%          -50.0%
12/31/07         0.97           -            -             1.25%           -3.0%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.49           -     $      -             1.00%          -49.9%
12/31/07         0.97           -            -             1.00%           -2.9%
11/12/07         1.00           -            -             1.00%            0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.49           -     $      -             0.75%          -49.8%
12/31/07         0.97           -            -             0.75%           -2.9%
11/12/07         1.00           -            -             0.75%            0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.49           -     $      -             0.50%          -49.6%
12/31/07         0.97           -            -             0.50%           -2.9%
11/12/07         1.00           -            -             0.50%            0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.49           -     $      -             0.25%          -49.5%
12/31/07         0.97           -            -             0.25%           -2.8%
11/12/07         1.00           -            -             0.25%            0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.49           -     $      -             0.00%          -49.4%
12/31/07         0.97           -            -             0.00%           -2.8%
11/12/07         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008        2007
0.0%        0.0%

                             AUL American Unit Trust
                                 American Funds
                           Small Cap World (Class R3)

--------------------------------------------------------------------------------
                              STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $       58,686  $       99,443           2,893
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $       58,686
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $       58,686         121,503  $        0.48
Band 100                                     -                -            0.48
Band 75                                      -                -            0.49
Band 50                                      -                -            0.49
Band 25                                      -                -            0.49
Band 0                                       -                -            0.49
                                  --------------  --------------
Total                             $       58,686         121,503
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $          -
  Mortality & expense charges                                               (586)
                                                                  --------------
  Net investment income (loss)                                              (586)
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                (2,649)
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                   (40,757)
                                                                  --------------
  Net gain (loss)                                                        (43,406)
                                                                  --------------
Increase (decrease) in net assets from operations                 $      (43,992)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                               For the period
                                                                Year ended      from 11/12/07
                                                                12/31/2008         to 12/31/0
                                                            --------------     --------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $         (586)    $          -
  Net realized gain (loss)                                          (2,649)               -
  Realized gain distributions                                          -                  -
  Net change in unrealized appreciation
  (depreciation)                                                   (40,757)               -
                                                            --------------     --------------
Increase (decrease) in net assets from operations                  (43,992)               -
                                                            --------------     --------------
Contract owner transactions:
  Proceeds from units sold                                         105,338                -
  Cost of units redeemed                                            (2,660)               -
                                                            --------------     --------------
  Increase (decrease)                                              102,678                -
                                                            --------------     --------------
Net increase (decrease)                                             58,686                -
Net assets, beginning                                                  -                  -
                                                            --------------     --------------
Net assets, ending                                          $       58,686     $          -
                                                            ==============     ==============
Units sold                                                         126,525                -
Units redeemed                                                      (5,022)               -
                                                            --------------     --------------
Net increase (decrease)                                            121,503                -
Units outstanding, beginning                                           -                  -
                                                            --------------     --------------
Units outstanding, ending                                          121,503                -
                                                            ==============     ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                          $      105,338
Cost of units redeemed                                                    (2,660)
Net investment income (loss)                                                (586)
Net realized gain (loss)                                                  (2,649)
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                     (40,757)
                                                                  --------------
                                                                  $       58,686
                                                                  ==============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.48           122   $       59           1.25%          -50.2%
12/31/07         0.97           -              -           1.25%           -3.0%
11/12/07         1.00           -              -           1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.48           -     $      -             1.00%          -50.1%
12/31/07         0.97           -            -             1.00%           -3.0%
11/12/07         1.00           -            -             1.00%            0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.49           -     $      -             0.75%          -50.0%
12/31/07         0.97           -            -             0.75%           -2.9%
11/12/07         1.00           -            -             0.75%            0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.49           -     $      -             0.50%          -49.8%
12/31/07         0.97           -            -             0.50%           -2.9%
11/12/07         1.00           -            -             0.50%            0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.49           -     $      -             0.25%          -49.7%
12/31/07         0.97           -            -             0.25%           -2.9%
11/12/07         1.00           -            -             0.25%            0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $   0.49             -     $      -             0.00%          -49.6%
12/31/07       0.97             -            -             0.00%           -2.8%
11/12/07       1.00             -            -             0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008        2007
0.0%        0.0%

                             AUL American Unit Trust
                                 First American
                             Mid Cap Value (Class A)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $       72,835  $      107,272           4,651
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $       72,835
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $       72,835         109,710  $         0.66
Band 100                                     -               -              0.67
Band 75                                      -               -              0.67
Band 50                                      -               -              0.67
Band 25                                      -               -              0.68
Band 0                                       -               -              0.68
                                  --------------  --------------
Total                             $       72,835         109,710
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $          812
  Mortality & expense charges                                               (578)
                                                                  --------------
  Net investment income (loss)                                               234
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                  (896)
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                   (34,437)
                                                                  --------------
  Net gain (loss)                                                        (35,333)
                                                                  --------------
Increase (decrease) in net assets from operations                 $      (35,099)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2008          12/31/2007
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $         234       $         -
  Net realized gain (loss)                                           (896)                -
  Realized gain distributions                                         -                   -
  Net change in unrealized appreciation (depreciation)            (34,437)                -
                                                            -------------       -------------

Increase (decrease) in net assets from operations                 (35,099)                -
                                                            -------------       -------------

Contract owner transactions:
  Proceeds from units sold                                        112,744                 -
  Cost of units redeemed                                           (4,810)                -
                                                            -------------       -------------
  Increase (decrease)                                             107,934                 -
                                                            -------------       -------------
Net increase (decrease)                                            72,835                 -
Net assets, beginning                                                 -                   -
                                                            -------------       -------------
Net assets, ending                                          $      72,835       $         -
                                                            =============       =============

Units sold                                                        114,746                 -
Units redeemed                                                     (5,036)                -
                                                            -------------       -------------
Net increase (decrease)                                           109,710                 -
Units outstanding, beginning                                          -                   -
                                                            -------------       -------------
Units outstanding, ending                                         109,710                 -
                                                            =============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                            $    112,744
Cost of units redeemed                                                    (4,810)
Net investment income (loss)                                                 234
Net realized gain (loss)                                                    (896)
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                     (34,437)
                                                                    ------------
                                                                    $     72,835
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.66           110   $       73           1.25%          -37.3%
12/31/07         1.06           -            -             1.25%            3.1%
12/31/06         1.03           -            -             1.25%            2.7%
10/23/06         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.67           -     $      -               1.00%          -37.1%
12/31/07         1.06           -            -               1.00%            3.4%
12/31/06         1.03           -            -               1.00%            2.7%
10/23/06         1.00           -            -               1.00%            0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.67           -     $      -             0.75%          -37.0%
12/31/07         1.07           -            -             0.75%            3.6%
12/31/06         1.03           -            -             0.75%            2.8%
10/23/06         1.00           -            -             0.75%            0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.67           -     $      -             0.50%          -36.8%
12/31/07         1.07           -            -             0.50%            3.9%
12/31/06         1.03           -            -             0.50%            2.8%
10/23/06         1.00           -            -             0.50%            0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.68           -     $      -             0.25%          -36.7%
12/31/07         1.07           -            -             0.25%            4.1%
12/31/06         1.03           -            -             0.25%            2.9%
10/23/06         1.00           -            -             0.25%            0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.68           -     $      -             0.00%          -36.5%
12/31/07         1.07           -            -             0.00%            4.4%
12/31/06         1.03           -            -             0.00%            2.9%
10/23/06         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007       2006
2.2%       0.0%       0.0%

                             AUL American Unit Trust
                                 First American
                             Mid Cap Value (Class R)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $        3,361  $        4,450             215
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $        3,361
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $        3,361           5,092  $         0.66
Band 100                                     -               -              0.66
Band 75                                      -               -              0.67
Band 50                                      -               -              0.67
Band 25                                      -               -              0.67
Band 0                                       -               -              0.68
                                  --------------  --------------
Total                             $        3,361           5,092
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $           29
  Mortality & expense charges                                                (31)
                                                                  --------------
  Net investment income (loss)                                                (2)
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                (1,138)
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                    (1,089)
                                                                  --------------
  Net gain (loss)                                                         (2,227)
                                                                  --------------
Increase (decrease) in net assets from operations                 $       (2,229)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2008          12/31/2007
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $          (2)      $         -
  Net realized gain (loss)                                         (1,138)                -
  Realized gain distributions                                         -                   -
  Net change in unrealized appreciation (depreciation)             (1,089)                -
                                                            -------------       -------------

Increase (decrease) in net assets from operations                  (2,229)                -
                                                            -------------       -------------

Contract owner transactions:
  Proceeds from units sold                                          6,799                 -
  Cost of units redeemed                                           (1,209)                -
                                                            -------------       -------------
  Increase (decrease)                                               5,590                 -
                                                            -------------       -------------
Net increase (decrease)                                             3,361                 -
Net assets, beginning                                                 -                   -
                                                            -------------       -------------
Net assets, ending                                          $       3,361       $         -
                                                            =============       =============

Units sold                                                          7,350                 -
Units redeemed                                                     (2,258)                -
                                                            -------------       -------------
Net increase (decrease)                                             5,092                 -
Units outstanding, beginning                                          -                   -
                                                            -------------       -------------
Units outstanding, ending                                           5,092                 -
                                                            =============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                            $      6,799
Cost of units redeemed                                                    (1,209)
Net investment income (loss)                                                  (2)
Net realized gain (loss)                                                  (1,138)
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                      (1,089)
                                                                    ------------
                                                                    $      3,361
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.66             5   $        3           1.25%          -37.5%
12/31/07         1.06           -            -             1.25%            2.9%
12/31/06         1.03           -            -             1.25%            2.6%
10/23/06         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.66           -     $      -             1.00%          -37.3%
12/31/07         1.06           -            -             1.00%            3.1%
12/31/06         1.03           -            -             1.00%            2.7%
10/23/06         1.00           -            -             1.00%            0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.67           -     $      -             0.75%          -37.2%
12/31/07         1.06           -            -             0.75%            3.4%
12/31/06         1.03           -            -             0.75%            2.7%
10/23/06         1.00           -            -             0.75%            0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.67           -     $      -             0.50%          -37.0%
12/31/07         1.07           -            -             0.50%            3.6%
12/31/06         1.03           -            -             0.50%            2.8%
10/23/06         1.00           -            -             0.50%            0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.67           -     $      -             0.25%          -36.9%
12/31/07         1.07           -            -             0.25%            3.9%
12/31/06         1.03           -            -             0.25%            2.8%
10/23/06         1.00           -            -             0.25%            0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.68           -     $      -             0.00%          -36.7%
12/31/07         1.07           -            -             0.00%            4.2%
12/31/06         1.03           -            -             0.00%            2.9%
10/23/06         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007       2006
1.7%       0.0%       0.0%

                             AUL American Unit Trust
                                 First American
                     Mid Cap Growth Opportunities (Class A)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      175,964  $      317,368           8,031
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $      175,964
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      175,964         278,133  $         0.63
Band 100                                     -               -              0.64
Band 75                                      -               -              0.64
Band 50                                      -               -              0.64
Band 25                                      -               -              0.65
Band 0                                       -               -              0.65
                                  --------------  --------------
Total                             $      175,964         278,133
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $          -
  Mortality & expense charges                                             (3,643)
                                                                  --------------
  Net investment income (loss)                                            (3,643)
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                               (40,595)
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                  (130,071)
                                                                  --------------
  Net gain (loss)                                                       (170,666)
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (174,309)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2008          12/31/2007
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $      (3,643)      $      (3,962)
  Net realized gain (loss)                                        (40,595)             13,252
  Realized gain distributions                                          -               40,128
  Net change in unrealized appreciation (depreciation)           (130,071)            (11,333)
                                                            -------------       -------------

Increase (decrease) in net assets from operations                (174,309)             38,085
                                                            -------------       -------------

Contract owner transactions:
  Proceeds from units sold                                         41,173           1,274,918
  Cost of units redeemed                                          (80,246)           (923,657)
                                                            -------------       -------------
  Increase (decrease)                                             (39,073)            351,261
                                                            -------------       -------------
Net increase (decrease)                                          (213,382)            389,346
Net assets, beginning                                             389,346                 -
                                                            -------------       -------------
Net assets, ending                                          $     175,964       $     389,346
                                                            =============       =============

Units sold                                                         53,352           1,122,013
Units redeemed                                                   (104,647)           (792,585)
                                                            -------------       -------------
Net increase (decrease)                                           (51,295)            329,428
Units outstanding, beginning                                      329,428                 -
                                                            -------------       -------------
Units outstanding, ending                                         278,133             329,428
                                                            =============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                           $   1,316,091
Cost of units redeemed                                                (1,003,903)
Net investment income (loss)                                              (7,605)
Net realized gain (loss)                                                 (27,343)
Realized gain distributions                                               40,128
Net change in unrealized appreciation (depreciation)                    (141,404)
                                                                   -------------
                                                                   $     175,964
                                                                   =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.63           278   $      176           1.25%          -46.5%
12/31/07         1.18           329          389           1.25%           15.3%
12/31/06         1.02           -            -             1.25%            2.5%
10/23/06         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.64           -     $      -             1.00%          -46.3%
12/31/07         1.19           -            -             1.00%           15.6%
12/31/06         1.03           -            -             1.00%            2.5%
10/23/06         1.00           -            -             1.00%            0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.64           -     $      -             0.75%          -46.2%
12/31/07         1.19           -            -             0.75%           15.9%
12/31/06         1.03           -            -             0.75%            2.6%
10/23/06         1.00           -            -             0.75%            0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.64           -     $      -             0.50%          -46.1%
12/31/07         1.19           -            -             0.50%           16.2%
12/31/06         1.03           -            -             0.50%            2.6%
10/23/06         1.00           -            -             0.50%            0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.65           -     $      -             0.25%          -45.9%
12/31/07         1.20           -            -             0.25%           16.5%
12/31/06         1.03           -            -             0.25%            2.7%
10/23/06         1.00           -            -             0.25%            0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.65           -     $      -             0.00%          -45.8%
12/31/07         1.20           -            -             0.00%           16.8%
12/31/06         1.03           -            -             0.00%            2.7%
10/23/06         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007       2006
0.0%       0.0%       0.0%

                             AUL American Unit Trust
                                 First American
                     Mid Cap Growth Opportunities (Class R)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $        1,298  $        1,510              60
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $        1,298
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $        1,298           2,063  $         0.63
Band 100                                     -               -              0.63
Band 75                                      -               -              0.64
Band 50                                      -               -              0.64
Band 25                                      -               -              0.64
Band 0                                       -               -              0.65
                                  --------------  --------------
Total                             $        1,298           2,063
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $          -
  Mortality & expense charges                                                 (3)
                                                                  --------------
  Net investment income (loss)                                                (3)
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                    (1)
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                      (212)
                                                                  --------------
  Net gain (loss)                                                           (213)
                                                                  --------------
Increase (decrease) in net assets from operations                 $         (216)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2008          12/31/2007
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $          (3)      $         -
  Net realized gain (loss)                                             (1)                -
  Realized gain distributions                                         -                   -
  Net change in unrealized appreciation (depreciation)               (212)                -
                                                            -------------       -------------

Increase (decrease) in net assets from operations                    (216)                -
                                                            -------------       -------------

Contract owner transactions:
  Proceeds from units sold                                          1,514                 -
  Cost of units redeemed                                              -                   -
                                                            -------------       -------------
  Increase (decrease)                                               1,514                 -
                                                            -------------       -------------
Net increase (decrease)                                             1,298                 -
Net assets, beginning                                                 -                   -
                                                            -------------       -------------
Net assets, ending                                          $       1,298       $         -
                                                            =============       =============

Units sold                                                          2,063                 -
Units redeemed                                                        -                   -
                                                            -------------       -------------
Net increase (decrease)                                             2,063                 -
Units outstanding, beginning                                          -                   -
                                                            -------------       -------------
Units outstanding, ending                                           2,063                 -
                                                            =============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                            $      1,514
Cost of units redeemed                                                       -
Net investment income (loss)                                                  (3)
Net realized gain (loss)                                                      (1)
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                        (212)
                                                                    ------------
                                                                    $      1,298
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.63             2   $        1           1.25%          -46.6%
12/31/07         1.18           -            -             1.25%           15.0%
12/31/06         1.02           -            -             1.25%            2.4%
10/23/06         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.63           -     $      -             1.00%          -46.5%
12/31/07         1.18           -            -             1.00%           15.3%
12/31/06         1.02           -            -             1.00%            2.5%
10/23/06         1.00           -            -             1.00%            0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.64           -     $      -             0.75%          -46.3%
12/31/07         1.19           -            -             0.75%           15.6%
12/31/06         1.03           -            -             0.75%            2.5%
10/23/06         1.00           -            -             0.75%            0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.64           -     $      -             0.50%          -46.2%
12/31/07         1.19           -            -             0.50%           15.9%
12/31/06         1.03           -            -             0.50%            2.6%
10/23/06         1.00           -            -             0.50%            0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.64           -     $      -             0.25%          -46.1%
12/31/07         1.19           -            -             0.25%           16.2%
12/31/06         1.03           -            -             0.25%            2.6%
10/23/06         1.00           -            -             0.25%            0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.65           -     $      -             0.00%          -45.9%
12/31/07         1.20           -            -             0.00%           16.5%
12/31/06         1.03           -            -             0.00%            2.7%
10/23/06         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007       2006
0.0%       0.0%       0.0%

                             AUL American Unit Trust
                                 First American
                           Small Cap Select (Class A)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      273,303  $      443,661          34,994
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $      273,303
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      273,303         436,614  $         0.63
Band 100                                     -               -              0.63
Band 75                                      -               -              0.63
Band 50                                      -               -              0.64
Band 25                                      -               -              0.64
Band 0                                       -               -              0.64
                                  --------------  --------------
Total                             $      273,303         436,614
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $          -
  Mortality & expense charges                                             (5,169)
                                                                  --------------
  Net investment income (loss)                                            (5,169)
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                               (73,470)
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                   (82,007)
                                                                  --------------
  Net gain (loss)                                                       (155,477)
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (160,646)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2008          12/31/2007
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $      (5,169)      $      (3,249)
  Net realized gain (loss)                                        (73,470)             (4,228)
  Realized gain distributions                                         -                36,239
  Net change in unrealized appreciation (depreciation)            (82,007)            (88,351)
                                                            -------------       -------------

Increase (decrease) in net assets from operations                (160,646)            (59,589)
                                                            -------------       -------------

Contract owner transactions:
  Proceeds from units sold                                        (37,109)            685,320
  Cost of units redeemed                                          (77,354)            (77,319)
                                                            -------------       -------------
  Increase (decrease)                                            (114,463)            608,001
                                                            -------------       -------------
Net increase (decrease)                                          (275,109)            548,412
Net assets, beginning                                             548,412                 -
                                                            -------------       -------------
Net assets, ending                                          $     273,303       $     548,412
                                                            =============       =============

Units sold                                                        122,391             644,974
Units redeemed                                                   (254,081)            (76,670)
                                                            -------------       -------------
Net increase (decrease)                                          (131,690)            568,304
Units outstanding, beginning                                      568,304                 -
                                                            -------------       -------------
Units outstanding, ending                                         436,614             568,304
                                                            =============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                            $    648,211
Cost of units redeemed                                                  (154,673)
Net investment income (loss)                                              (8,418)
Net realized gain (loss)                                                 (77,698)
Realized gain distributions                                               36,239
Net change in unrealized appreciation (depreciation)                    (170,358)
                                                                    ------------
                                                                    $    273,303
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.63           437   $      273           1.25%          -35.1%
12/31/07         0.96           568          548           1.25%           -6.6%
12/31/06         1.03           -            -             1.25%            3.4%
10/23/06         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.63           -     $      -             1.00%          -35.0%
12/31/07         0.97           -            -             1.00%           -6.4%
12/31/06         1.03           -            -             1.00%            3.4%
10/23/06         1.00           -            -             1.00%            0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.63           -     $      -             0.75%          -34.8%
12/31/07         0.97           -            -             0.75%           -6.2%
12/31/06         1.03           -            -             0.75%            3.5%
10/23/06         1.00           -            -             0.75%            0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.64           -     $      -             0.50%          -34.6%
12/31/07         0.97           -            -             0.50%           -5.9%
12/31/06         1.04           -            -             0.50%            3.5%
10/23/06         1.00           -            -             0.50%            0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.64           -     $      -             0.25%          -34.5%
12/31/07         0.98           -            -             0.25%           -5.7%
12/31/06         1.04           -            -             0.25%            3.6%
10/23/06         1.00           -            -             0.25%            0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.64           -     $      -             0.00%          -34.3%
12/31/07         0.98           -            -             0.00%           -5.5%
12/31/06         1.04           -            -             0.00%            3.6%
10/23/06         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007       2006
0.0%       0.0%       0.0%

                             AUL American Unit Trust
                                 First American
                           Small Cap Select (Class R)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $        8,600  $       11,419           1,121
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $        8,600
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $        8,600          13,813  $         0.62
Band 100                                     -               -              0.63
Band 75                                      -               -              0.63
Band 50                                      -               -              0.63
Band 25                                      -               -              0.64
Band 0                                       -               -              0.64
                                  --------------  --------------
Total                             $        8,600          13,813
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $          -
  Mortality & expense charges                                               (411)
                                                                  --------------
  Net investment income (loss)                                              (411)
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                               (17,024)
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                     3,698
                                                                  --------------
  Net gain (loss)                                                        (13,326)
                                                                  --------------
Increase (decrease) in net assets from operations                 $      (13,737)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2008          12/31/2007
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $        (411)      $         145
  Net realized gain (loss)                                        (17,024)                 (2)
  Realized gain distributions                                         -                 2,502
  Net change in unrealized appreciation (depreciation)              3,698              (6,514)
                                                            -------------       -------------

Increase (decrease) in net assets from operations                 (13,737)             (3,869)
                                                            -------------       -------------

Contract owner transactions:
  Proceeds from units sold                                          8,736              81,938
  Cost of units redeemed                                          (27,376)            (37,092)
                                                            -------------       -------------
  Increase (decrease)                                             (18,640)             44,846
                                                            -------------       -------------
Net increase (decrease)                                           (32,377)             40,977
Net assets, beginning                                              40,977                 -
                                                            -------------       -------------
Net assets, ending                                          $       8,600       $      40,977
                                                            =============       =============

Units sold                                                         11,124              77,054
Units redeemed                                                    (39,883)            (34,482)
                                                            -------------       -------------
Net increase (decrease)                                           (28,759)             42,572
Units outstanding, beginning                                       42,572                 -
                                                            -------------       -------------
Units outstanding, ending                                          13,813              42,572
                                                            =============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                            $     90,677
Cost of units redeemed                                                   (64,468)
Net investment income (loss)                                                (266)
Net realized gain (loss)                                                 (17,026)
Realized gain distributions                                                2,502
Net change in unrealized appreciation (depreciation)                      (2,819)
                                                                    ------------
                                                                    $      8,600
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.62            14   $        9           1.25%          -35.3%
12/31/07         0.96            43           41           1.25%           -6.9%
12/31/06         1.03           -            -             1.25%            3.3%
10/23/06         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.63           -     $      -             1.00%          -35.2%
12/31/07         0.97           -            -             1.00%           -6.6%
12/31/06         1.03           -            -             1.00%            3.4%
10/23/06         1.00           -            -             1.00%            0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.63           -       $    -               0.75%          -35.0%
12/31/07         0.97           -            -               0.75%           -6.4%
12/31/06         1.03           -            -               0.75%            3.4%
10/23/06         1.00           -            -               0.75%            0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.63           -     $      -             0.50%          -34.8%
12/31/07         0.97           -            -             0.50%           -6.1%
12/31/06         1.03           -            -             0.50%            3.5%
10/23/06         1.00           -            -             0.50%            0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.64           -     $      -             0.25%          -34.7%
12/31/07         0.97           -            -             0.25%           -5.9%
12/31/06         1.04           -            -             0.25%            3.5%
10/23/06         1.00           -            -             0.25%            0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.64           -     $      -             0.00%          -34.5%
12/31/07         0.98           -            -             0.00%           -5.7%
12/31/06         1.04           -            -             0.00%            3.6%
10/23/06         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007       2006
0.0%       1.3%       0.0%

                             AUL American Unit Trust
                                 First American
                            Small Cap Value (Class A)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $       44,549  $       56,051           5,838
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $       44,549
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $       44,549          67,440  $         0.66
Band 100                                     -                -             0.66
Band 75                                      -                -             0.67
Band 50                                      -                -             0.67
Band 25                                      -                -             0.68
Band 0                                       -                -             0.68
                                  --------------  --------------
Total                             $       44,549          67,440
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $          475
  Mortality & expense charges                                               (283)
                                                                  --------------
  Net investment income (loss)                                               192
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                  (814)
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                   (11,484)
                                                                  --------------
  Net gain (loss)                                                        (12,298)
                                                                  --------------
Increase (decrease) in net assets from operations                 $      (12,106)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2008          12/31/2007
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $         192       $         -
  Net realized gain (loss)                                           (814)                -
  Realized gain distributions                                         -                    13
  Net change in unrealized appreciation (depreciation)            (11,484)                (18)
                                                            -------------       -------------
Increase (decrease) in net assets from operations                 (12,106)                 (5)
                                                            -------------       -------------
Contract owner transactions:
  Proceeds from units sold                                         59,045                 139
  Cost of units redeemed                                           (2,524)                -
                                                            -------------       -------------
  Increase (decrease)                                              56,521                 139
                                                            -------------       -------------
Net increase (decrease)                                            44,415                 134
Net assets, beginning                                                 134                 -
                                                            -------------       -------------
Net assets, ending                                          $      44,549       $         134
                                                            =============       =============
Units sold                                                         73,119                 140
Units redeemed                                                     (5,819)                -
                                                            -------------       -------------
Net increase (decrease)                                            67,300                 140
Units outstanding, beginning                                          140                 -
                                                            -------------       -------------
Units outstanding, ending                                          67,440                 140
                                                            =============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                           $      59,184
Cost of units redeemed                                                    (2,524)
Net investment income (loss)                                                 192
Net realized gain (loss)                                                    (814)
Realized gain distributions                                                   13
Net change in unrealized appreciation (depreciation)                     (11,502)
                                                                    ------------
                                                                    $     44,549
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.66            67   $       45           1.25%          -30.8%
12/31/07         0.95             0            0           1.25%           -7.4%
12/31/06         1.03           -            -             1.25%            3.0%
10/23/06         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.66           -     $      -             1.00%          -30.6%
12/31/07         0.96           -            -             1.00%           -7.1%
12/31/06         1.03           -            -             1.00%            3.0%
10/23/06         1.00           -            -             1.00%            0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.67           -     $      -             0.75%          -30.4%
12/31/07         0.96           -            -             0.75%           -6.8%
12/31/06         1.03           -            -             0.75%            3.0%
10/23/06         1.00           -            -             0.75%            0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.67           -    $       -             0.50%          -30.2%
12/31/07         0.96           -            -             0.50%           -6.5%
12/31/06         1.03           -            -             0.50%            3.0%
10/23/06         1.00           -            -             0.50%            0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.68           -     $      -             0.25%          -30.1%
12/31/07         0.97           -            -             0.25%           -6.3%
12/31/06         1.03           -            -             0.25%            3.0%
10/23/06         1.00           -            -             0.25%            0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.68           -     $      -             0.00%          -29.9%
12/31/07         0.97           -            -             0.00%           -6.0%
12/31/06         1.03           -            -             0.00%            3.0%
10/23/06         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007       2006
2.1%       0.0%       0.0%

                             AUL American Unit Trust
                                 First American
                      Small Cap Value (Class R) (unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $          -    $          -               -
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $          -
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $          -               -    $         0.66
Band 100                                     -               -              0.66
Band 75                                      -               -              0.66
Band 50                                      -               -              0.67
Band 25                                      -               -              0.67
Band 0                                       -               -              0.68
                                  --------------  --------------
Total                             $          -               -
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $          -
  Mortality & expense charges                                                -
                                                                  --------------
  Net investment income (loss)                                               -
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                   -
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                       -
                                                                  --------------
  Net gain (loss)                                                            -
                                                                  --------------
Increase (decrease) in net assets from operations                 $          -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2008          12/31/2007
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $         -         $         -
  Net realized gain (loss)                                            -                   -
  Realized gain distributions                                         -                   -
  Net change in unrealized appreciation (depreciation)                -                   -
                                                            -------------       -------------
Increase (decrease) in net assets from operations                     -                   -
                                                            -------------       -------------
Contract owner transactions:
  Proceeds from units sold                                            -                   -
  Cost of units redeemed                                              -                   -
                                                            -------------       -------------
  Increase (decrease)                                                 -                   -
                                                            -------------       -------------
Net increase (decrease)                                               -                   -
Net assets, beginning                                                 -                   -
                                                            -------------       -------------
Net assets, ending                                          $         -         $         -
                                                            =============       =============
Units sold                                                            -                   -
Units redeemed                                                        -                   -
                                                            -------------       -------------
Net increase (decrease)                                               -                   -
Units outstanding, beginning                                          -                   -
                                                            -------------       -------------
Units outstanding, ending                                             -                   -
                                                            =============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                            $        -
Cost of units redeemed                                                       -
Net investment income (loss)                                                 -
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                                    ------------
                                                                    $        -
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.66           -     $      -             1.25%          -31.0%
12/31/07         0.95           -            -             1.25%           -7.4%
12/31/06         1.03           -            -             1.25%            2.8%
10/23/06         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.66           -     $      -             1.00%          -30.8%
12/31/07         0.95           -            -             1.00%           -7.1%
12/31/06         1.03           -            -             1.00%            2.8%
10/23/06         1.00           -            -             1.00%            0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.66           -     $      -             0.75%          -30.6%
12/31/07         0.96           -            -             0.75%           -6.9%
12/31/06         1.03           -            -             0.75%            2.9%
10/23/06         1.00           -            -             0.75%            0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.67           -     $      -             0.50%          -30.5%
12/31/07         0.96           -            -             0.50%           -6.7%
12/31/06         1.03           -            -             0.50%            2.9%
10/23/06         1.00           -            -             0.50%            0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.67           -     $      -             0.25%          -30.3%
12/31/07         0.96           -            -             0.25%           -6.4%
12/31/06         1.03           -            -             0.25%            3.0%
10/23/06         1.00           -            -             0.25%            0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.68           -     $      -             0.00%          -30.1%
12/31/07         0.97           -            -             0.00%           -6.2%
12/31/06         1.03           -            -             0.00%            3.0%
10/23/06         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007       2006
0.0%       0.0%       0.0%

                             AUL American Unit Trust
                                 First American
                Strategy Growth Allocation (Class A) (unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $          -    $          -               -
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $          -
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $          -               -    $         0.75
Band 100                                     -               -              0.75
Band 75                                      -               -              0.75
Band 50                                      -               -              0.76
Band 25                                      -               -              0.76
Band 0                                       -               -              0.77
                                  --------------  --------------
Total                             $          -               -
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $          -
  Mortality & expense charges                                                -
                                                                  --------------
  Net investment income (loss)                                               -
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                   -
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                       -
                                                                  --------------
  Net gain (loss)                                                            -
                                                                  --------------
Increase (decrease) in net assets from operations                 $          -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2008          12/31/2007
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $         -         $         -
  Net realized gain (loss)                                            -                   -
  Realized gain distributions                                         -                   -
  Net change in unrealized appreciation (depreciation)                -                   -
                                                            -------------       -------------
Increase (decrease) in net assets from operations                     -                   -
                                                            -------------       -------------
Contract owner transactions:
  Proceeds from units sold                                            -                   -
  Cost of units redeemed                                              -                   -
                                                            -------------       -------------
  Increase (decrease)                                                 -                   -
                                                            -------------       -------------
Net increase (decrease)                                               -                   -
Net assets, beginning                                                 -                   -
                                                            -------------       -------------
Net assets, ending                                          $         -         $         -
                                                            =============       =============
Units sold                                                            -                   -
Units redeemed                                                        -                   -
                                                            -------------       -------------
Net increase (decrease)                                               -                   -
Units outstanding, beginning                                          -                   -
                                                            -------------       -------------
Units outstanding, ending                                             -                   -
                                                            =============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                           $         -
Cost of units redeemed                                                       -
Net investment income (loss)                                                 -
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                                   -------------
                                                                   $         -
                                                                   =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.75           -     $      -             1.25%          -32.7%
12/31/07         1.11           -            -             1.25%            8.2%
12/31/06         1.02           -            -             1.25%            2.4%
10/23/06         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.75           -     $      -             1.00%          -32.5%
12/31/07         1.11           -            -             1.00%            8.4%
12/31/06         1.02           -            -             1.00%            2.4%
10/23/06         1.00           -            -             1.00%            0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.75           -     $      -             0.75%          -32.4%
12/31/07         1.11           -            -             0.75%            8.7%
12/31/06         1.02           -            -             0.75%            2.5%
10/23/06         1.00           -            -             0.75%            0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.76           -     $      -             0.50%          -32.2%
12/31/07         1.12           -            -             0.50%            8.9%
12/31/06         1.03           -            -             0.50%            2.5%
10/23/06         1.00           -            -             0.50%            0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.76           -     $      -             0.25%          -32.0%
12/31/07         1.12           -            -             0.25%            9.2%
12/31/06         1.03           -            -             0.25%            2.6%
10/23/06         1.00           -            -             0.25%            0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.77           -     $      -             0.00%          -31.9%
12/31/07         1.12           -            -             0.00%            9.5%
12/31/06         1.03           -            -             0.00%            2.6%
10/23/06         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007       2006
0.0%       0.0%       0.0%

                             AUL American Unit Trust
                                 First American
                Strategy Growth Allocation (Class R) (unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $          -    $          -               -
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $          -
                                  --------------

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $          -               -    $         0.74
Band 100                                     -               -              0.75
Band 75                                      -               -              0.75
Band 50                                      -               -              0.75
Band 25                                      -               -              0.76
Band 0                                       -               -              0.76
                                  --------------  --------------
Total                             $          -               -
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $          -
  Mortality & expense charges                                                -
                                                                  --------------
  Net investment income (loss)                                               -
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                   -
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                       -
                                                                  --------------
  Net gain (loss)                                                            -
                                                                  --------------
Increase (decrease) in net assets from operations                 $          -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2008          12/31/2007
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $         -         $         -
  Net realized gain (loss)                                            -                   -
  Realized gain distributions                                         -                   -
  Net change in unrealized appreciation (depreciation)                -                   -
                                                            -------------       -------------
Increase (decrease) in net assets from operations                     -                   -
                                                            -------------       -------------
Contract owner transactions:
  Proceeds from units sold                                            -                   -
  Cost of units redeemed                                              -                   -
                                                            -------------       -------------
  Increase (decrease)                                                 -                   -
                                                            -------------       -------------
Net increase (decrease)                                               -                   -
Net assets, beginning                                                 -                   -
                                                            -------------       -------------
Net assets, ending                                          $         -         $         -
                                                            =============       =============
Units sold                                                            -                   -
Units redeemed                                                        -                   -
                                                            -------------       -------------
Net increase (decrease)                                               -                   -
Units outstanding, beginning                                          -                   -
                                                            -------------       -------------
Units outstanding, ending                                             -                   -
                                                            =============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                            $        -
Cost of units redeemed                                                       -
Net investment income (loss)                                                 -
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                                    ------------
                                                                    $        -
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.74           -     $      -             1.25%          -32.9%
12/31/07         1.10           -            -             1.25%            7.9%
12/31/06         1.02           -            -             1.25%            2.4%
10/23/06         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.75           -     $      -             1.00%          -32.7%
12/31/07         1.11           -            -             1.00%            8.1%
12/31/06         1.02           -            -             1.00%            2.5%
10/23/06         1.00           -            -             1.00%            0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.75           -     $      -             0.75%          -32.6%
12/31/07         1.11           -            -             0.75%            8.4%
12/31/06         1.03           -            -             0.75%            2.5%
10/23/06         1.00           -            -             0.75%            0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.75           -     $      -             0.50%          -32.4%
12/31/07         1.11           -            -             0.50%            8.7%
12/31/06         1.03           -            -             0.50%            2.6%
10/23/06         1.00           -            -             0.50%            0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.76           -     $      -             0.25%          -32.2%
12/31/07         1.12           -            -             0.25%            8.9%
12/31/06         1.03           -            -             0.25%            2.6%
10/23/06         1.00           -            -             0.25%            0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.76           -     $      -             0.00%          -32.1%
12/31/07         1.12           -            -             0.00%            9.2%
12/31/06         1.03           -            -             0.00%            2.7%
10/23/06         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007       2006
0.0%       0.0%       0.0%

                             AUL American Unit Trust
                                 First American
                             Mid Cap Index (Class R)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      133,241  $      196,521          17,440
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $      133,241
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      133,241         214,581  $         0.62
Band 100                                     -               -              0.62
Band 75                                      -               -              0.62
Band 50                                      -               -              0.63
Band 25                                      -               -              0.63
Band 0                                       -               -              0.63
                                  --------------  --------------
Total                             $      133,241         214,581
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $        1,090
  Mortality & expense charges                                               (569)
                                                                  --------------
  Net investment income (loss)                                               521
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                (1,008)
  Realized gain distributions                                              9,275
  Net change in unrealized appreciation (depreciation)                   (63,280)
                                                                  --------------
  Net gain (loss)                                                        (55,013)
                                                                  --------------
Increase (decrease) in net assets from operations                 $      (54,492)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                               For the period
                                                               Year ended       from 11/12/07
                                                               12/31/2008         to 12/31/07
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $         521       $         -
  Net realized gain (loss)                                         (1,008)                -
  Realized gain distributions                                       9,275                 -
  Net change in unrealized appreciation (depreciation)            (63,280)                -
                                                            -------------       -------------
Increase (decrease) in net assets from operations                 (54,492)                -
                                                            -------------       -------------
Contract owner transactions:
  Proceeds from units sold                                        356,252                 -
  Cost of units redeemed                                         (168,519)                -
                                                            -------------       -------------
  Increase (decrease)                                             187,733                 -
                                                            -------------       -------------
Net increase (decrease)                                           133,241                 -
Net assets, beginning                                                 -                   -
                                                            -------------       -------------
Net assets, ending                                          $     133,241       $         -
                                                            =============       =============
Units sold                                                        396,232                 -
Units redeemed                                                   (181,651)                -
                                                            -------------       -------------
Net increase (decrease)                                           214,581                 -
Units outstanding, beginning                                          -                   -
                                                            -------------       -------------
Units outstanding, ending                                         214,581                 -
                                                            =============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                            $    356,252
Cost of units redeemed                                                  (168,519)
Net investment income (loss)                                                 521
Net realized gain (loss)                                                  (1,008)
Realized gain distributions                                                9,275
Net change in unrealized appreciation (depreciation)                     (63,280)
                                                                    ------------
                                                                    $    133,241
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.62           215   $      133           1.25%          -37.2%
12/31/07         0.99           -            -             1.25%           -1.1%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.62           -     $      -             1.00%          -37.1%
12/31/07         0.99           -            -             1.00%           -1.1%
11/12/07         1.00           -            -             1.00%            0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.62           -     $      -             0.75%          -36.9%
12/31/07         0.99           -            -             0.75%           -1.0%
11/12/07         1.00           -            -             0.75%            0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.63           -     $      -             0.50%          -36.7%
12/31/07         0.99           -            -             0.50%           -1.0%
11/12/07         1.00           -            -             0.50%            0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.63           -     $      -             0.25%          -36.6%
12/31/07         0.99           -            -             0.25%           -1.0%
11/12/07         1.00           -            -             0.25%            0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.63           -     $      -             0.00%          -36.4%
12/31/07         0.99           -            -             0.00%           -0.9%
11/12/07         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007
1.6%       0.0%

                             AUL American Unit Trust
                                 First American
                            Small Cap Index (Class R)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      187,707  $      292,291          27,604
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $      187,707
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      187,707         296,321  $         0.63
Band 100                                     -               -              0.64
Band 75                                      -               -              0.64
Band 50                                      -               -              0.64
Band 25                                      -               -              0.64
Band 0                                       -               -              0.64
                                  --------------  --------------
Total                             $      187,707         296,321
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $        1,729
  Mortality & expense charges                                               (814)
                                                                  --------------
  Net investment income (loss)                                               915
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                  (840)
  Realized gain distributions                                             28,463
  Net change in unrealized appreciation (depreciation)                  (104,584)
                                                                  --------------
  Net gain (loss)                                                        (76,961)
                                                                  --------------
Increase (decrease) in net assets from operations                 $      (76,046)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                               For the period
                                                               Year ended       from 11/12/07
                                                               12/31/2008         to 12/31/07
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              $         915       $         -
  Net realized gain (loss)                                           (840)                -
  Realized gain distributions                                      28,463                 -
  Net change in unrealized appreciation (depreciation)           (104,584)                -
                                                            -------------       -------------
Increase (decrease) in net assets from operations                 (76,046)                -
                                                            -------------       -------------
Contract owner transactions:
  Proceeds from units sold                                        454,310                 -
  Cost of units redeemed                                         (190,557)                -
                                                            -------------       -------------
  Increase (decrease)                                             263,753                 -
                                                            -------------       -------------
Net increase (decrease)                                           187,707                 -
Net assets, beginning                                                 -                   -
                                                            -------------       -------------
Net assets, ending                                          $     187,707       $         -
                                                            =============       =============
Units sold                                                        504,350                 -
Units redeemed                                                   (208,029)                -
                                                            -------------       -------------
Net increase (decrease)                                           296,321                 -
Units outstanding, beginning                                          -                   -
                                                            -------------       -------------
Units outstanding, ending                                         296,321                 -
                                                            =============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                            $    454,310
Cost of units redeemed                                                  (190,557)
Net investment income (loss)                                                 915
Net realized gain (loss)                                                    (840)
Realized gain distributions                                               28,463
Net change in unrealized appreciation (depreciation)                    (104,584)
                                                                    ------------
                                                                    $    187,707
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.63           296   $      188           1.25%          -34.8%
12/31/07         0.97           -            -             1.25%           -2.9%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.64           -     $      -             1.00%          -34.6%
12/31/07         0.97           -            -             1.00%           -2.9%
11/12/07         1.00           -            -             1.00%            0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.64           -     $      -             0.75%          -34.4%
12/31/07         0.97           -            -             0.75%           -2.8%
11/12/07         1.00           -            -             0.75%            0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.64           -     $      -             0.50%          -34.3%
12/31/07         0.97           -            -             0.50%           -2.8%
11/12/07         1.00           -            -             0.50%            0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.64           -     $      -             0.25%          -34.1%
12/31/07         0.97           -            -             0.25%           -2.8%
11/12/07         1.00           -            -             0.25%            0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.64           -     $      -             0.00%          -33.9%
12/31/07         0.97           -            -             0.00%           -2.7%
11/12/07         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008       2007
1.8%       0.0%

                             AUL American Unit Trust
                                  Goldman Sachs
                         Growth Strategy (Institutional)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $      129,890    $      225,439            16,483
Receivables: investments sold                    -      ==============    ==============
Payables: investments purchased                  -
                                      --------------
Net assets                            $      129,890
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band 125                              $      129,890           199,921    $         0.65
Band 100                                         -                 -                0.65
Band 75                                          -                 -                0.66
Band 50                                          -                 -                0.66
Band 25                                          -                 -                0.66
Band 0                                           -                 -                0.67
                                      --------------    --------------
Total                                 $      129,890           199,921
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $        5,439
   Mortality & expense charges                                            (2,256)
                                                                  --------------
   Net investment income (loss)                                            3,183
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                              (14,767)
   Realized gain distributions                                             7,463
   Net change in unrealized appreciation (depreciation)                  (84,239)
                                                                  --------------
   Net gain (loss)                                                       (91,543)
                                                                  --------------
Increase (decrease) in net assets from operations                 $      (88,360)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2008      12/31/2007
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $      3,183    $      5,857
   Net realized gain (loss)                              (14,767)            239
   Realized gain distributions                             7,463           5,644
   Net change in unrealized appreciation
   (depreciation)                                        (84,239)        (11,308)
                                                    ------------    ------------
Increase (decrease) in net assets from operations        (88,360)            432
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                               80,860         212,754
   Cost of units redeemed                                (66,351)         (9,445)
                                                    ------------    ------------
   Increase (decrease)                                    14,509         203,309
                                                    ------------    ------------
Net increase (decrease)                                  (73,851)        203,741
Net assets, beginning                                    203,741             -
                                                    ------------    ------------
Net assets, ending                                  $    129,890    $    203,741
                                                    ============    ============

Units sold                                                85,932         197,756
Units redeemed                                           (74,386)         (9,381)
                                                    ------------    ------------
Net increase (decrease)                                   11,546         188,375
Units outstanding, beginning                             188,375             -
                                                    ------------    ------------
Units outstanding, ending                                199,921         188,375
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                           $     293,616
Cost of units redeemed                                                   (75,796)
Net investment income (loss)                                               9,040
Net realized gain (loss)                                                 (14,528)
Realized gain distributions                                               13,107
Net change in unrealized appreciation (depreciation)                     (95,549)
                                                                   -------------
                                                                   $     129,890
                                                                   =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                             BAND 125
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     0.65              200      $      130             1.25%             -39.9%
12/31/07               1.08              188             204             1.25%               3.7%
12/31/06               1.04              -               -               1.25%               4.3%
10/23/06               1.00              -               -               1.25%               0.0%

                                             BAND 100
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     0.65              -        $      -               1.00%             -39.8%
12/31/07               1.08              -               -               1.00%               3.9%
12/31/06               1.04              -               -               1.00%               4.4%
10/23/06               1.00              -               -               1.00%               0.0%

                                             BAND 75
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     0.66              -        $      -               0.75%             -39.6%
12/31/07               1.09              -               -               0.75%               4.2%
12/31/06               1.04              -               -               0.75%               4.4%
10/23/06               1.00              -               -               0.75%               0.0%

                                             BAND 50
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     0.66              -        $      -               0.50%             -39.5%
12/31/07               1.09              -               -               0.50%               4.5%
12/31/06               1.04              -               -               0.50%               4.5%
10/23/06               1.00              -               -               0.50%               0.0%

                                             BAND 25
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     0.66              -        $      -               0.25%             -39.3%
12/31/07               1.09              -               -               0.25%               4.7%
12/31/06               1.05              -               -               0.25%               4.5%
10/23/06               1.00              -               -               0.25%               0.0%

                                              BAND 0
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     0.67              -        $      -               0.00%             -39.2%
12/31/07               1.10              -               -               0.00%               5.0%
12/31/06               1.05              -               -               0.00%               4.5%
10/23/06               1.00              -               -               0.00%               0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008        2007          2006
3.3%        6.5%          0.0%

                             AUL American Unit Trust
                                  Goldman Sachs
                            Growth Strategy (Service)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $          107    $          111                13
Receivables: investments sold                    -      ==============    ==============
Payables: investments purchased                  -
                                      --------------
Net assets                            $          107
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band 125                              $          107               167    $         0.64
Band 100                                         -                 -                0.65
Band 75                                          -                 -                0.65
Band 50                                          -                 -                0.65
Band 25                                          -                 -                0.66
Band 0                                           -                 -                0.66
                                      --------------    --------------
Total                                 $          107               167
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $            2
   Mortality & expense charges                                               -
                                                                   -------------
   Net investment income (loss)                                                2
                                                                   -------------
Gain (loss) on investments:
   Net realized gain (loss)                                                    6
   Realized gain distributions                                                 4
   Net change in unrealized appreciation (depreciation)                       (4)
                                                                   -------------
   Net gain (loss)                                                             6
                                                                   -------------
Increase (decrease) in net assets from operations                  $           8
                                                                   =============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2008      12/31/2007
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $          2    $        -
   Net realized gain (loss)                                    6             -
   Realized gain distributions                                 4             -
   Net change in unrealized appreciation
   (depreciation)                                             (4)            -
                                                    ------------    ------------
Increase (decrease) in net assets from operations              8             -
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                                  956             -
   Cost of units redeemed                                   (857)            -
                                                    ------------    ------------
   Increase (decrease)                                        99             -
                                                    ------------    ------------
Net increase (decrease)                                      107             -
Net assets, beginning                                        -               -
                                                    ------------    ------------
Net assets, ending                                  $        107    $        -
                                                    ============    ============
Units sold                                                 1,082             -
Units redeemed                                              (915)            -
                                                    ------------    ------------
Net increase (decrease)                                      167             -
Units outstanding, beginning                                 -               -
                                                    ------------    ------------
Units outstanding, ending                                    167             -
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                           $         956
Cost of units redeemed                                                      (857)
Net investment income (loss)                                                   2
Net realized gain (loss)                                                       6
Realized gain distributions                                                    4
Net change in unrealized appreciation (depreciation)                          (4)
                                                                   -------------
                                                                   $         107
                                                                   =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                             BAND 125
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     0.64                0      $        0             1.25%             -40.2%
12/31/07               1.07              -               -               1.25%               3.1%
12/31/06               1.04              -               -               1.25%               4.2%
10/23/06               1.00              -               -               1.25%               0.0%

                                             BAND 100
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     0.65              -        $      -               1.00%             -40.1%
12/31/07               1.08              -               -               1.00%               3.4%
12/31/06               1.04              -               -               1.00%               4.3%
10/23/06               1.00              -               -               1.00%               0.0%

                                             BAND 75
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     0.65              -         $     -               0.75%             -39.9%
12/31/07               1.08              -               -               0.75%               3.6%
12/31/06               1.04              -               -               0.75%               4.3%
10/23/06               1.00              -               -               0.75%               0.0%

                                             BAND 50
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     0.65              -        $      -               0.50%             -39.8%
12/31/07               1.08              -               -               0.50%               3.9%
12/31/06               1.04              -               -               0.50%               4.4%
10/23/06               1.00              -               -               0.50%               0.0%

                                             BAND 25
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     0.66              -        $      -               0.25%             -39.6%
12/31/07               1.09              -               -               0.25%               4.2%
12/31/06               1.04              -               -               0.25%               4.4%
10/23/06               1.00              -               -               0.25%               0.0%

                                              BAND 0
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     0.66              -        $      -               0.00%             -39.5%
12/31/07               1.09              -               -               0.00%               4.4%
12/31/06               1.04              -               -               0.00%               4.5%
10/23/06               1.00              -               -               0.00%               0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008        2007          2006
3.7%        0.0%          0.0%

                             AUL American Unit Trust
                                  Goldman Sachs
                          Mid Cap Value (Institutional)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $    8,336,335    $   10,835,663           375,510
Receivables: investments sold                    -      ==============    ==============
Payables: investments purchased                  -
                                      --------------
Net assets                            $    8,336,335
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band 125                              $    8,336,335        12,516,568    $         0.67
Band 100                                         -                 -                0.67
Band 75                                          -                 -                0.67
Band 50                                          -                 -                0.68
Band 25                                          -                 -                0.68
Band 0                                           -                 -                0.68
                                      --------------    --------------
Total                                 $    8,336,335        12,516,568
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $      146,869
   Mortality & expense charges                                           (87,695)
                                                                  --------------
   Net investment income (loss)                                           59,174
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                             (624,625)
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)               (2,089,533)
                                                                  --------------
   Net gain (loss)                                                    (2,714,158)
                                                                  --------------
Increase (decrease) in net assets from operations                 $   (2,654,984)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2008      12/31/2007
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $     59,174    $     13,613
   Net realized gain (loss)                             (624,625)         (8,472)
   Realized gain distributions                               -           339,540
   Net change in unrealized appreciation
   (depreciation)                                     (2,089,533)       (409,793)
                                                    ------------    ------------
Increase (decrease) in net assets from operations     (2,654,984)        (65,112)
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                            6,249,465       7,870,621
   Cost of units redeemed                             (2,441,971)       (621,684)
                                                    ------------    ------------
   Increase (decrease)                                 3,807,494       7,248,937
                                                    ------------    ------------
Net increase (decrease)                                1,152,510       7,183,825
Net assets, beginning                                  7,183,825             -
                                                    ------------    ------------
Net assets, ending                                  $  8,336,335    $  7,183,825
                                                    ============    ============
Units sold                                             8,614,284       7,187,016
Units redeemed                                        (2,865,135)       (419,597)
                                                    ------------    ------------
Net increase (decrease)                                5,749,149       6,767,419
Units outstanding, beginning                           6,767,419             -
                                                    ------------    ------------
Units outstanding, ending                             12,516,568       6,767,419
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                           $  14,120,088
Cost of units redeemed                                                (3,063,655)
Net investment income (loss)                                              72,787
Net realized gain (loss)                                                (633,097)
Realized gain distributions                                              339,540
Net change in unrealized appreciation (depreciation)                  (2,499,328)
                                                                   -------------
                                                                   $   8,336,335
                                                                   =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                             BAND 125
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     0.67           12,517      $    8,336             1.25%             -37.3%
12/31/07               1.06            6,767           7,184             1.25%               2.1%
12/31/06               1.04              -               -               1.25%               4.0%
10/23/06               1.00              -               -               1.25%               0.0%

                                             BAND 100
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     0.67              -        $      -               1.00%             -37.1%
12/31/07               1.06              -               -               1.00%               2.3%
12/31/06               1.04              -               -               1.00%               4.1%
10/23/06               1.00              -               -               1.00%               0.0%

                                             BAND 75
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     0.67              -        $      -               0.75%             -36.9%
12/31/07               1.07              -               -               0.75%               2.6%
12/31/06               1.04              -               -               0.75%               4.1%
10/23/06               1.00              -               -               0.75%               0.0%

                                             BAND 50
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     0.68              -        $      -               0.50%             -36.8%
12/31/07               1.07              -               -               0.50%               2.8%
12/31/06               1.04              -               -               0.50%               4.2%
10/23/06               1.00              -               -               0.50%               0.0%

                                             BAND 25
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     0.68              -        $      -               0.25%             -36.6%
12/31/07               1.07              -               -               0.25%               3.1%
12/31/06               1.04              -               -               0.25%               4.2%
10/23/06               1.00              -               -               0.25%               0.0%

                                              BAND 0
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     0.68              -        $      -               0.00%             -36.5%
12/31/07               1.08              -               -               0.00%               3.3%
12/31/06               1.04              -               -               0.00%               4.3%
10/23/06               1.00              -               -               0.00%               0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008        2007          2006
1.9%        0.8%          0.0%

                             AUL American Unit Trust
                                  Goldman Sachs
                             Mid Cap Value (Service)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $      653,295    $      950,722            29,885
Receivables: investments sold                    -      ==============    ==============
Payables: investments purchased                  -
                                      --------------
Net assets                            $      653,295
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band 125                              $      288,203           437,510    $         0.66
Band 100                                       2,108             3,183              0.66
Band 75                                          -                 -                0.67
Band 50                                          -                 -                0.67
Band 25                                          -                 -                0.67
Band 0                                       362,984           536,140              0.68
                                      --------------    --------------
Total                                 $      653,295           976,833
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $        7,832
   Mortality & expense charges                                            (2,534)
                                                                  --------------
   Net investment income (loss)                                            5,298
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                              (20,955)
   Realized gain distributions                                                -
   Net change in unrealized appreciation (depreciation)                 (288,179)
                                                                  --------------
   Net gain (loss)                                                      (309,134)
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (303,836)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2008      12/31/2007
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $      5,298    $         51
   Net realized gain (loss)                              (20,955)           (456)
   Realized gain distributions                               -             9,754
   Net change in unrealized appreciation
   (depreciation)                                       (288,179)         (9,251)
                                                    ------------    ------------
Increase (decrease) in net assets from operations       (303,836)             98
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                            1,112,810         106,941
   Cost of units redeemed                               (249,008)        (13,710)
                                                    ------------    ------------
   Increase (decrease)                                   863,802          93,231
                                                    ------------    ------------
Net increase (decrease)                                  559,966          93,329
Net assets, beginning                                     93,329             -
                                                    ------------    ------------
Net assets, ending                                  $    653,295    $     93,329
                                                    ============    ============
Units sold                                             1,241,927         102,214
Units redeemed                                          (353,378)        (13,930)
                                                    ------------    ------------
Net increase (decrease)                                  888,549          88,284
Units outstanding, beginning                              88,284             -
                                                    ------------    ------------
Units outstanding, ending                                976,833          88,284
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                           $   1,219,748
Cost of units redeemed                                                  (262,718)
Net investment income (loss)                                               5,349
Net realized gain (loss)                                                 (21,411)
Realized gain distributions                                                9,754
Net change in unrealized appreciation (depreciation)                    (297,427)
                                                                   -------------
                                                                   $     653,295
                                                                   =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                             BAND 125
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     0.66              438      $      288             1.25%             -37.6%
12/31/07               1.06               76              81             1.25%               1.5%
12/31/06               1.04              -               -               1.25%               3.9%
10/23/06               1.00              -               -               1.25%               0.0%

                                             BAND 100
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     0.66                3      $        2             1.00%             -37.4%
12/31/07               1.06              -               -               1.00%               1.8%
12/31/06               1.04              -               -               1.00%               3.9%
10/23/06               1.00              -               -               1.00%               0.0%

                                             BAND 75
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     0.67              -        $      -               0.75%             -37.2%
12/31/07               1.06              -               -               0.75%               2.1%
12/31/06               1.04              -               -               0.75%               4.0%
10/23/06               1.00              -               -               0.75%               0.0%

                                             BAND 50
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     0.67              -        $      -               0.50%             -37.1%
12/31/07               1.06              -               -               0.50%               2.3%
12/31/06               1.04              -               -               0.50%               4.0%
10/23/06               1.00              -               -               0.50%               0.0%

                                             BAND 25
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     0.67              -        $      -               0.25%             -36.9%
12/31/07               1.07              -               -               0.25%               2.6%
12/31/06               1.04              -               -               0.25%               4.1%
10/23/06               1.00              -               -               0.25%               0.0%

                                              BAND 0
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     0.68              536      $      363             0.00%             -36.8%
12/31/07               1.07               12              13             0.00%               2.8%
12/31/06               1.04              -               -               0.00%               4.1%
10/23/06               1.00              -               -               0.00%               0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008        2007          2006
2.1%        0.8%          0.0%

                             AUL American Unit Trust
                                  Goldman Sachs
                         Small Cap Value (Institutional)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $       23,925    $       30,529               924
Receivables: investments sold                    -      ==============    ==============
Payables: investments purchased                  -
                                      --------------
Net assets                            $       23,925
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band 125                              $       23,925            34,376    $         0.70
Band 100                                         -                 -                0.70
Band 75                                          -                 -                0.70
Band 50                                          -                 -                0.71
Band 25                                          -                 -                0.71
Band 0                                           -                 -                0.72
                                      --------------    --------------
Total                                 $       23,925            34,376
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $          546
   Mortality & expense charges                                            (1,020)
                                                                  --------------
   Net investment income (loss)                                             (474)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                              (45,367)
   Realized gain distributions                                                95
   Net change in unrealized appreciation (depreciation)                   17,210
                                                                  --------------
   Net gain (loss)                                                       (28,062)
                                                                  --------------
Increase (decrease) in net assets from operations                 $      (28,536)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2008      12/31/2007
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $       (474)   $       (730)
   Net realized gain (loss)                              (45,367)            446
   Realized gain distributions                                95          16,341
   Net change in unrealized appreciation
   (depreciation)                                         17,210         (23,814)
                                                    ------------    ------------
Increase (decrease) in net assets from operations        (28,536)         (7,757)
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                               16,925         119,025
   Cost of units redeemed                                (59,654)        (16,078)
                                                    ------------    ------------
   Increase (decrease)                                   (42,729)        102,947
                                                    ------------    ------------
Net increase (decrease)                                  (71,265)         95,190
Net assets, beginning                                     95,190             -
                                                    ------------    ------------
Net assets, ending                                  $     23,925    $     95,190
                                                    ============    ============
Units sold                                                21,731         113,775
Units redeemed                                           (86,069)        (15,061)
Net increase (decrease)                                  (64,338)         98,714
Units outstanding, beginning                              98,714             -
                                                    ------------    ------------
Units outstanding, ending                                 34,376          98,714
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                           $     135,950
Cost of units redeemed                                                   (75,732)
Net investment income (loss)                                              (1,204)
Net realized gain (loss)                                                 (44,921)
Realized gain distributions                                               16,436
Net change in unrealized appreciation (depreciation)                      (6,604)
                                                                   -------------
                                                                   $      23,925
                                                                   =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                             BAND 125
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     0.70               34      $       24             1.25%             -27.8%
12/31/07               0.96               99              95             1.25%              -6.5%
12/31/06               1.03              -               -               1.25%               3.2%
10/23/06               1.00              -               -               1.25%               0.0%

                                             BAND 100
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     0.70              -        $      -               1.00%             -27.6%
12/31/07               0.97              -               -               1.00%              -6.3%
12/31/06               1.03              -               -               1.00%               3.2%
10/23/06               1.00              -               -               1.00%               0.0%

                                             BAND 75
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     0.70              -        $      -               0.75%             -27.5%
12/31/07               0.97              -               -               0.75%              -6.0%
12/31/06               1.03              -               -               0.75%               3.2%
10/23/06               1.00              -               -               0.75%               0.0%

                                             BAND 50
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     0.71              -        $      -               0.50%             -27.3%
12/31/07               0.97              -               -               0.50%              -5.8%
12/31/06               1.03              -               -               0.50%               3.3%
10/23/06               1.00              -               -               0.50%               0.0%

                                             BAND 25
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     0.71              -        $      -               0.25%             -27.1%
12/31/07               0.98              -               -               0.25%              -5.6%
12/31/06               1.03              -               -               0.25%               3.3%
10/23/06               1.00              -               -               0.25%               0.0%

                                              BAND 0
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     0.72              -        $      -               0.00%             -26.9%
12/31/07               0.98              -               -               0.00%              -5.3%
12/31/06               1.03              -               -               0.00%               3.4%
10/23/06               1.00              -               -               0.00%               0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008        2007          2006
0.9%        0.2%          0.0%

                             AUL American Unit Trust
                                  Goldman Sachs
                            Small Cap Value (Service)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $       44,464    $       57,664             1,829
Receivables: investments sold                    -      ==============    ==============
Payables: investments purchased                  -
                                      --------------
Net assets                            $       44,464
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band 125                              $       44,464            64,585    $         0.69
Band 100                                         -                 -                0.69
Band 75                                          -                 -                0.70
Band 50                                          -                 -                0.70
Band 25                                          -                 -                0.70
Band 0                                           -                 -                0.71
                                      --------------    --------------
Total                                 $       44,464            64,585
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $           81
   Mortality & expense charges                                              (572)
                                                                  --------------
   Net investment income (loss)                                             (491)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                               (2,382)
   Realized gain distributions                                                68
   Net change in unrealized appreciation (depreciation)                  (11,692)
                                                                  --------------
   Net gain (loss)                                                       (14,006)
                                                                  --------------
Increase (decrease) in net assets from operations                 $      (14,497)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2008      12/31/2007
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $       (491)   $        (35)
   Net realized gain (loss)                               (2,382)            (63)
   Realized gain distributions                                68             987
   Net change in unrealized appreciation
   (depreciation)                                        (11,692)         (1,505)
                                                    ------------    ------------
Increase (decrease) in net assets from operations        (14,497)           (616)
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                               86,586           8,288
   Cost of units redeemed                                (33,351)         (1,946)
                                                    ------------    ------------
   Increase (decrease)                                    53,235           6,342
                                                    ------------    ------------
Net increase (decrease)                                   38,738           5,726
Net assets, beginning                                      5,726             -
                                                    ------------    ------------
Net assets, ending                                  $     44,464    $      5,726
                                                    ============    ============
Units sold                                                96,412           7,833
Units redeemed                                           (37,801)         (1,859)
                                                    ------------    ------------
Net increase (decrease)                                   58,611           5,974
Units outstanding, beginning                               5,974             -
                                                    ------------    ------------
Units outstanding, ending                                 64,585           5,974
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                           $      94,877
Cost of units redeemed                                                   (35,297)
Net investment income (loss)                                                (526)
Net realized gain (loss)                                                  (2,445)
Realized gain distributions                                                1,055
Net change in unrealized appreciation (depreciation)                     (13,200)
                                                                   -------------
                                                                   $      44,464
                                                                   =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                             BAND 125
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     0.69               65      $       44             1.25%             -28.2%
12/31/07               0.96                6               6             1.25%              -7.0%
12/31/06               1.03              -               -               1.25%               3.0%
10/23/06               1.00              -               -               1.25%               0.0%

                                             BAND 100
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     0.69              -        $      -               1.00%             -28.0%
12/31/07               0.96              -               -               1.00%              -6.7%
12/31/06               1.03              -               -               1.00%               3.1%
10/23/06               1.00              -               -               1.00%               0.0%

                                             BAND 75
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     0.70              -        $      -               0.75%             -27.8%
12/31/07               0.96              -               -               0.75%              -6.5%
12/31/06               1.03              -               -               0.75%               3.1%
10/23/06               1.00              -               -               0.75%               0.0%

                                             BAND 50
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     0.70              -        $      -               0.50%             -27.6%
12/31/07               0.97              -               -               0.50%              -6.3%
12/31/06               1.03              -               -               0.50%               3.2%
10/23/06               1.00              -               -               0.50%               0.0%

                                             BAND 25
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     0.70              -        $      -               0.25%             -27.4%
12/31/07               0.97              -               -               0.25%              -6.0%
12/31/06               1.03              -               -               0.25%               3.2%
10/23/06               1.00              -               -               0.25%               0.0%

                                              BAND 0
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     0.71              -        $      -               0.00%             -27.3%
12/31/07               0.97              -               -               0.00%              -5.8%
12/31/06               1.03              -               -               0.00%               3.3%
10/23/06               1.00              -               -               0.00%               0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008        2007          2006
0.3%        0.0%          0.0%

                             AUL American Unit Trust
                                  Goldman Sachs
                           Tollkeeper (Institutional)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $    2,280,277    $    2,947,654           349,735
Receivables: investments sold                    -      ==============    ==============
Payables: investments purchased                  -
                                      --------------
Net assets                            $    2,280,277
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band 125                              $    2,280,277         3,156,005    $         0.72
Band 100                                         -                 -                0.73
Band 75                                          -                 -                0.73
Band 50                                          -                 -                0.73
Band 25                                          -                 -                0.74
Band 0                                           -                 -                0.74
                                      --------------    --------------
Total                                 $    2,280,277         3,156,005
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                           (18,648)
                                                                  --------------
   Net investment income (loss)                                          (18,648)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                              (57,304)
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                 (821,564)
                                                                  --------------
   Net gain (loss)                                                      (878,868)
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (897,516)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2008      12/31/2007
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $    (18,648)   $     (6,654)
   Net realized gain (loss)                              (57,304)          5,662
   Realized gain distributions                                -              -
   Net change in unrealized appreciation
   (depreciation)                                       (821,564)        154,185
                                                    ------------    ------------
Increase (decrease) in net assets from operations       (897,516)        153,193
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                            2,253,836       1,243,431
   Cost of units redeemed                               (372,382)       (100,285)
                                                    ------------    ------------
   Increase (decrease)                                 1,881,454       1,143,146
                                                    ------------    ------------
Net increase (decrease)                                  983,938       1,296,339
Net assets, beginning                                  1,296,339             -
                                                    ------------    ------------
Net assets, ending                                  $  2,280,277    $  1,296,339
                                                    ============    ============
Units sold                                             2,600,564       1,052,384
Units redeemed                                          (414,513)        (82,430)
                                                    ------------    ------------
Net increase (decrease)                                2,186,051         969,954
Units outstanding, beginning                             969,954             -
                                                    ------------    ------------
Units outstanding, ending                              3,156,005         969,954
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                           $   3,497,265
Cost of units redeemed                                                  (472,667)
Net investment income (loss)                                             (25,302)
Net realized gain (loss)                                                 (51,642)
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                    (667,377)
                                                                   -------------
                                                                   $   2,280,277
                                                                   =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                             BAND 125
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     0.72            3,156      $    2,280             1.25%             -45.9%
12/31/07               1.34              970           1,296             1.25%              26.3%
12/31/06               1.06              -               -               1.25%               5.8%
10/23/06               1.00              -               -               1.25%               0.0%

                                             BAND 100
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     0.73              -         $     -               1.00%             -45.8%
12/31/07               1.34              -               -               1.00%              26.6%
12/31/06               1.06              -               -               1.00%               5.8%
10/23/06               1.00              -               -               1.00%               0.0%

                                             BAND 75
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     0.73              -        $      -               0.75%             -45.7%
12/31/07               1.34              -               -               0.75%              27.0%
12/31/06               1.06              -               -               0.75%               5.9%
10/23/06               1.00              -               -               0.75%               0.0%

                                             BAND 50
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     0.73              -        $      -               0.50%             -45.5%
12/31/07               1.35              -               -               0.50%              27.3%
12/31/06               1.06              -               -               0.50%               5.9%
10/23/06               1.00              -               -               0.50%               0.0%

                                             BAND 25
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     0.74              -        $      -               0.25%             -45.4%
12/31/07               1.35              -               -               0.25%              27.6%
12/31/06               1.06              -               -               0.25%               6.0%
10/23/06               1.00              -               -               0.25%               0.0%

                                              BAND 0
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     0.74              -        $      -               0.00%             -45.3%
12/31/07               1.36              -               -               0.00%              27.9%
12/31/06               1.06              -               -               0.00%               6.0%
10/23/06               1.00              -               -               0.00%               0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008        2007          2006
0.0%        0.0%          0.0%

                             AUL American Unit Trust
                                  Goldman Sachs
                              Tollkeeper (Service)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $       31,307    $       46,642             5,017
Receivables: investments sold                    -      ==============    ==============
Payables: investments purchased                  -
                                      --------------
Net assets                            $       31,307
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band 125                              $       31,307            43,779    $         0.72
Band 100                                         -                 -                0.72
Band 75                                          -                 -                0.72
Band 50                                          -                 -                0.73
Band 25                                          -                 -                0.73
Band 0                                           -                 -                0.73
                                      --------------    --------------
Total                                 $       31,307            43,779
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                              (374)
                                                                  --------------
   Net investment income (loss)                                             (374)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  (52)
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                  (15,370)
                                                                  --------------
   Net gain (loss)                                                       (15,422)
                                                                  --------------
Increase (decrease) in net assets from operations                 $      (15,796)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2008      12/31/2007
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $       (374)   $         (1)
   Net realized gain (loss)                                  (52)            -
   Realized gain distributions                               -               -
   Net change in unrealized appreciation
   (depreciation)                                        (15,370)             35
                                                    ------------    ------------
Increase (decrease) in net assets from operations        (15,796)             34
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                               57,221             678
   Cost of units redeemed                                (10,830)            -
                                                    ------------    ------------
   Increase (decrease)                                    46,391             678
                                                    ------------    ------------
Net increase (decrease)                                   30,595             712
Net assets, beginning                                        712             -
                                                    ------------    ------------
Net assets, ending                                  $     31,307    $        712
                                                    ============    ============
Units sold                                                52,945             536
Units redeemed                                            (9,702)            -
                                                    ------------    ------------
Net increase (decrease)                                   43,243             536
Units outstanding, beginning                                 536             -
                                                    ------------    ------------
Units outstanding, ending                                 43,779             536
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                           $      57,899
Cost of units redeemed                                                   (10,830)
Net investment income (loss)                                                (375)
Net realized gain (loss)                                                     (52)
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                     (15,335)
                                                                   -------------
                                                                   $      31,307
                                                                   =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                             BAND 125
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     0.72               44      $       31             1.25%             -46.2%
12/31/07               1.33                1               1             1.25%              25.8%
12/31/06               1.06              -               -               1.25%               5.6%
10/23/06               1.00              -               -               1.25%               0.0%

                                             BAND 100
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     0.72              -        $      -               1.00%             -46.0%
12/31/07               1.33              -               -               1.00%              26.1%
12/31/06               1.06              -               -               1.00%               5.7%
10/23/06               1.00              -               -               1.00%               0.0%

                                             BAND 75
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     0.72              -        $      -               0.75%             -45.9%
12/31/07               1.34              -               -               0.75%              26.4%
12/31/06               1.06              -               -               0.75%               5.7%
10/23/06               1.00              -               -               0.75%               0.0%

                                             BAND 50
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     0.73              -        $      -               0.50%             -45.8%
12/31/07               1.34              -               -               0.50%              26.7%
12/31/06               1.06              -               -               0.50%               5.8%
10/23/06               1.00              -               -               0.50%               0.0%

                                             BAND 25
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     0.73              -        $      -               0.25%             -45.6%
12/31/07               1.34              -               -               0.25%              27.0%
12/31/06               1.06              -               -               0.25%               5.8%
10/23/06               1.00              -               -               0.25%               0.0%

                                              BAND 0
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     0.73              -        $      -               0.00%             -45.5%
12/31/07               1.35              -               -               0.00%              27.4%
12/31/06               1.06              -               -               0.00%               5.9%
10/23/06               1.00              -               -               0.00%               0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008        2007          2006
0.0%        0.0%          0.0%

                             AUL American Unit Trust
                                  Goldman Sachs
           Structured International Equity (Institutional) (unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $          -      $          -                 -
Receivables: investments sold                    -      ==============    ==============
Payables: investments purchased                  -
                                      --------------
Net assets                            $          -
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band 125                              $          -                 -      $         0.55
Band 100                                         -                 -                0.55
Band 75                                          -                 -                0.55
Band 50                                          -                 -                0.55
Band 25                                          -                 -                0.56
Band 0                                           -                 -                0.56
                                      --------------    --------------
Total                                 $          -                 -
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                              -
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                      -
                                                                  --------------
   Net gain (loss)                                                           -
                                                                  --------------
Increase (decrease) in net assets from operations                 $          -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  For the period
                                                      Year ended   from 11/12/07
                                                      12/31/2008     to 12/31/07
                                                    ------------  --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $        -    $          -
   Net realized gain (loss)                                  -               -
   Realized gain distributions                               -               -
   Net change in unrealized appreciation
   (depreciation)                                            -               -
                                                    ------------  --------------
Increase (decrease) in net assets from operations            -               -
                                                    ------------  --------------
Contract owner transactions:
   Proceeds from units sold                                  -               -
   Cost of units redeemed                                    -               -
                                                    ------------  --------------
   Increase (decrease)                                       -               -
                                                    ------------  --------------
Net increase (decrease)                                      -               -
Net assets, beginning                                        -               -
                                                    ------------  --------------
Net assets, ending                                  $        -    $          -
                                                    ============  ==============
Units sold                                                   -               -
Units redeemed                                               -               -
                                                    ------------  --------------
Net increase (decrease)                                      -               -
Units outstanding, beginning                                 -               -
                                                    ------------  --------------
Units outstanding, ending                                    -               -
                                                    ============  ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                           $         -
Cost of units redeemed                                                       -
Net investment income (loss)                                                 -
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                                   -------------
                                                                   $         -
                                                                   =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                             BAND 125
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     0.55              -        $      -               1.25%             -43.6%
12/31/07               0.98              -               -               1.25%              -2.5%
11/12/07               1.00              -               -               1.25%               0.0%

                                             BAND 100
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08        $      0.55              -        $      -               1.00%             -43.5%
12/31/07               0.98              -               -               1.00%              -2.4%
11/12/07               1.00              -               -               1.00%               0.0%

                                             BAND 75
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08        $      0.55              -        $      -               0.75%             -43.3%
12/31/07               0.98              -               -               0.75%              -2.4%
11/12/07               1.00              -               -               0.75%               0.0%

                                             BAND 50
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     0.55              -        $      -               0.50%             -43.2%
12/31/07               0.98              -               -               0.50%              -2.4%
11/12/07               1.00              -               -               0.50%               0.0%

                                             BAND 25
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08        $      0.56              -        $      -               0.25%             -43.0%
12/31/07               0.98              -               -               0.25%              -2.3%
11/12/07               1.00              -               -               0.25%               0.0%

                                              BAND 0
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08        $      0.56              -        $      -               0.00%             -42.9%
12/31/07               0.98              -               -               0.00%              -2.3%
11/12/07               1.00              -               -               0.00%               0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008        2007
0.0%        0.0%

                             AUL American Unit Trust
                                  Goldman Sachs
                    Structured International Equity (Service)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $          888    $        1,371               113
Receivables: investments sold                    -      ==============    ==============
Payables: investments purchased                  -
                                      --------------
Net assets                            $          888
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band 125                              $          888             1,623    $         0.55
Band 100                                         -                 -                0.55
Band 75                                          -                 -                0.55
Band 50                                          -                 -                0.55
Band 25                                          -                 -                0.55
Band 0                                           -                 -                0.55
                                      --------------    --------------
Total                                 $          888             1,623
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $           35
   Mortality & expense charges                                                (7)
                                                                  --------------
   Net investment income (loss)                                               28
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                   (2)
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                     (483)
                                                                  --------------
   Net gain (loss)                                                          (485)
                                                                  --------------
Increase (decrease) in net assets from operations                 $         (457)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  For the period
                                                      Year ended   from 11/12/07
                                                      12/31/2008     to 12/31/07
                                                    ------------  --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $         28  $          -
   Net realized gain (loss)                                   (2)            -
   Realized gain distributions                                 -             -
   Net change in unrealized appreciation
   (depreciation)                                           (483)            -
                                                    ------------  --------------
Increase (decrease) in net assets from operations           (457)            -
                                                    ------------  --------------
Contract owner transactions:
   Proceeds from units sold                                1,359             -
   Cost of units redeemed                                    (14)            -
                                                    ------------  --------------
   Increase (decrease)                                     1,345             -
                                                    ------------  --------------
Net increase (decrease)                                      888             -
Net assets, beginning                                        -               -
                                                    ------------  --------------
Net assets, ending                                  $        888  $          -
                                                    ============  ==============
Units sold                                                 1,642             -
Units redeemed                                               (19)            -
                                                    ------------  --------------
Net increase (decrease)                                    1,623             -
Units outstanding, beginning                                 -               -
                                                    ------------  --------------
Units outstanding, ending                                  1,623             -
                                                    ============  ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                           $       1,359
Cost of units redeemed                                                       (14)
Net investment income (loss)                                                  28
Net realized gain (loss)                                                      (2)
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                        (483)
                                                                   -------------
                                                                   $         888
                                                                   =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                             BAND 125
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     0.55                2      $        1             1.25%             -43.9%
12/31/07               0.98              -               -               1.25%              -2.5%
11/12/07               1.00              -               -               1.25%               0.0%

                                             BAND 100
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08        $      0.55              -        $      -               1.00%             -43.8%
12/31/07               0.98              -               -               1.00%              -2.4%
11/12/07               1.00              -               -               1.00%               0.0%

                                             BAND 75
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08        $      0.55              -        $      -               0.75%             -43.6%
12/31/07               0.98              -               -               0.75%              -2.4%
11/12/07               1.00              -               -               0.75%               0.0%

                                             BAND 50
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08        $      0.55              -        $      -               0.50%             -43.5%
12/31/07               0.98              -               -               0.50%              -2.4%
11/12/07               1.00              -               -               0.50%               0.0%

                                             BAND 25
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08        $      0.55              -        $      -               0.25%             -43.3%
12/31/07               0.98              -               -               0.25%              -2.3%
11/12/07               1.00              -               -               0.25%               0.0%

                                              BAND 0
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08        $      0.55              -        $      -               0.00%             -43.2%
12/31/07               0.98              -               -               0.00%              -2.3%
11/12/07               1.00              -               -               0.00%               0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008        2007
7.9%        0.0%

                             AUL American Unit Trust
                                Manning & Napier
                       Pro-Blend Conservative Term Series

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $        1,271  $        1,335             113
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $        1,271
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $        1,271           1,264  $         1.01
Band 100                                     -               -              1.01
Band 75                                      -               -              1.02
Band 50                                      -               -              1.02
Band 25                                      -               -              1.03
Band 0                                       -               -              1.03
                                  --------------  --------------
Total                             $        1,271           1,264
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $           21
  Mortality & expense charges                                                 (8)
                                                                  --------------
  Net investment income (loss)                                                13
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                    (1)
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                       (55)
                                                                  --------------
  Net gain (loss)                                                            (56)
                                                                  --------------
Increase (decrease) in net assets from operations                 $          (43)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended         Year ended
                                                               12/31/2008         12/31/2007
                                                             ------------      -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               $         13      $           3
  Net realized gain (loss)                                             (1)               -
  Realized gain distributions                                         -                    8
  Net change in unrealized appreciation (depreciation)                (55)                (9)
                                                             ------------      -------------
Increase (decrease) in net assets from operations                     (43)                 2
                                                             ------------      -------------
Contract owner transactions:
  Proceeds from units sold                                          1,050                262
  Cost of units redeemed                                              -                  -
                                                             ------------      -------------
  Increase (decrease)                                               1,050                262
                                                             ------------      -------------
Net increase (decrease)                                             1,007                264
Net assets, beginning                                                 264                -
                                                             ------------      -------------
Net assets, ending                                           $      1,271      $         264
                                                             ============      =============
Units sold                                                          1,018                246
Units redeemed                                                        -                  -
                                                             ------------      -------------
Net increase (decrease)                                             1,018                246
Units outstanding, beginning                                          246                -
                                                             ------------      -------------
Units outstanding, ending                                           1,264                246
                                                             ============      =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $         1,312
Cost of units redeemed                                                       -
Net investment income (loss)                                                  16
Net realized gain (loss)                                                      (1)
Realized gain distributions                                                    8
Net change in unrealized appreciation (depreciation)                         (64)
                                                                 ---------------
                                                                 $         1,271
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.01             1   $        1           1.25%           -6.2%
12/31/07         1.07             0            0           1.25%            5.1%
12/31/06         1.02           -            -             1.25%            2.0%
10/23/06         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.01           -     $      -             1.00%           -6.0%
12/31/07         1.08           -            -             1.00%            5.4%
12/31/06         1.02           -            -             1.00%            2.0%
10/23/06         1.00           -            -             1.00%            0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.02           -     $      -             0.75%           -5.7%
12/31/07         1.08           -            -             0.75%            5.7%
12/31/06         1.02           -            -             0.75%            2.0%
10/23/06         1.00           -            -             0.75%            0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.02           -     $      -             0.50%           -5.5%
12/31/07         1.08           -            -             0.50%            5.9%
12/31/06         1.02           -            -             0.50%            2.1%
10/23/06         1.00           -            -             0.50%            0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.03           -     $      -             0.25%           -5.3%
12/31/07         1.08           -            -             0.25%            6.2%
12/31/06         1.02           -            -             0.25%            2.1%
10/23/06         1.00           -            -             0.25%            0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     1.03           -     $      -             0.00%           -5.0%
12/31/07         1.09           -            -             0.00%            6.5%
12/31/06         1.02           -            -             0.00%            2.2%
10/23/06         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008          2007          2006
2.7%          3.0%          0.0%

                             AUL American Unit Trust
                                Manning & Napier
                         Pro-Blend Extended Term Series

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      106,515  $      151,141           9,426
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $      106,515
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      106,515         132,265  $         0.81
Band 100                                     -                -             0.81
Band 75                                      -                -             0.81
Band 50                                      -                -             0.82
Band 25                                      -                -             0.82
Band 0                                       -                -             0.83
                                  --------------  --------------
Total                             $      106,515         132,265
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $        2,762
  Mortality & expense charges                                             (1,967)
                                                                  --------------
  Net investment income (loss)                                               795
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                               (18,911)
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                   (29,711)
                                                                  --------------
  Net gain (loss)                                                        (48,622)
                                                                  --------------
Increase (decrease) in net assets from operations                 $      (47,827)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended         Year ended
                                                               12/31/2008         12/31/2007
                                                             ------------      -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               $        795      $         666
  Net realized gain (loss)                                        (18,911)                26
  Realized gain distributions                                         -               16,065
  Net change in unrealized appreciation (depreciation)            (29,711)           (14,915)
                                                             ------------      -------------
Increase (decrease) in net assets from operations                 (47,827)             1,842
                                                             ------------      -------------
Contract owner transactions:
  Proceeds from units sold                                         27,735            162,771
  Cost of units redeemed                                          (36,564)            (1,442)
                                                             ------------      -------------
  Increase (decrease)                                              (8,829)           161,329
                                                             ------------      -------------
Net increase (decrease)                                           (56,656)           163,171
Net assets, beginning                                             163,171                -
                                                             ------------      -------------
Net assets, ending                                           $    106,515      $     163,171
                                                             ============      =============
Units sold                                                         28,691            150,752
Units redeemed                                                    (45,884)            (1,294)
                                                             ------------      -------------
Net increase (decrease)                                           (17,193)           149,458
Units outstanding, beginning                                      149,458                -
                                                             ------------      -------------
Units outstanding, ending                                         132,265            149,458
                                                             ============      =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $       190,506
Cost of units redeemed                                                   (38,006)
Net investment income (loss)                                               1,461
Net realized gain (loss)                                                 (18,885)
Realized gain distributions                                               16,065
Net change in unrealized appreciation (depreciation)                     (44,626)
                                                                 ---------------
                                                                 $       106,515
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.81           132   $      107           1.25%          -26.2%
12/31/07         1.09           149          163           1.25%            5.6%
12/31/06         1.03           -            -             1.25%            3.4%
10/23/06         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.81           -     $      -             1.00%          -26.1%
12/31/07         1.09           -            -             1.00%            5.9%
12/31/06         1.03           -            -             1.00%            3.4%
10/23/06         1.00           -            -             1.00%            0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.81           -     $      -             0.75%          -25.9%
12/31/07         1.10           -            -             0.75%            6.1%
12/31/06         1.03           -            -             0.75%            3.5%
10/23/06         1.00           -            -             0.75%            0.0%

                                     BAND 50

--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.82           -     $      -             0.50%          -25.7%
12/31/07         1.10           -            -             0.50%            6.4%
12/31/06         1.04           -            -             0.50%            3.5%
10/23/06         1.00           -            -             0.50%            0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.82           -     $      -             0.25%          -25.5%
12/31/07         1.10           -            -             0.25%            6.7%
12/31/06         1.04           -            -             0.25%            3.6%
10/23/06         1.00           -            -             0.25%            0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.83           -     $      -             0.00%          -25.3%
12/31/07         1.11           -            -             0.00%            6.9%
12/31/06         1.04           -            -             0.00%            3.6%
10/23/06         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008          2007          2006
2.0%          1.7%          0.0%

                             AUL American Unit Trust
                                Manning & Napier
                       Pro-Blend Maximum Term Series(Max)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $        7,280  $        9,134             681
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $        7,280
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $        7,280          10,482  $         0.69
Band 100                                     -               -              0.70
Band 75                                      -               -              0.70
Band 50                                      -               -              0.71
Band 25                                      -               -              0.71
Band 0                                       -               -              0.71
                                  --------------  --------------
Total                             $        7,280          10,482
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $           74
  Mortality & expense charges                                                (51)
                                                                  --------------
  Net investment income (loss)                                                23
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                    (9)
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                    (1,854)
                                                                  --------------
  Net gain (loss)                                                         (1,863)
                                                                  --------------
Increase (decrease) in net assets from operations                 $       (1,840)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended         Year ended
                                                               12/31/2008         12/31/2007
                                                             ------------      -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               $         23      $         -
  Net realized gain (loss)                                             (9)               -
  Realized gain distributions                                         -                  -
  Net change in unrealized appreciation (depreciation)             (1,854)               -
                                                             ------------      -------------
Increase (decrease) in net assets from operations                  (1,840)               -
                                                             ------------      -------------
Contract owner transactions:
  Proceeds from units sold                                          9,120                -
  Cost of units redeemed                                              -                  -
                                                             ------------      -------------
  Increase (decrease)                                               9,120                -
                                                             ------------      -------------
Net increase (decrease)                                             7,280                -
Net assets, beginning                                                 -                  -
                                                             ------------      -------------
Net assets, ending                                           $      7,280      $         -
                                                             ============      =============
Units sold                                                         10,482                -
Units redeemed                                                        -                  -
                                                             ------------      -------------
Net increase (decrease)                                            10,482                -
Units outstanding, beginning                                          -                  -
                                                             ------------      -------------
Units outstanding, ending                                          10,482                -
                                                             ============      =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $         9,120
Cost of units redeemed                                                       -
Net investment income (loss)                                                  23
Net realized gain (loss)                                                      (9)
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                      (1,854)
                                                                 ---------------
                                                                 $         7,280
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.69            10   $        7           1.25%          -36.2%
12/31/07         1.09           -            -             1.25%            4.7%
12/31/06         1.04           -            -             1.25%            4.0%
10/23/06         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.70           -     $      -             1.00%          -36.0%
12/31/07         1.09           -            -             1.00%            4.9%
12/31/06         1.04           -            -             1.00%            4.1%
10/23/06         1.00           -            -             1.00%            0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.70           -     $      -             0.75%          -35.9%
12/31/07         1.10           -            -             0.75%            5.2%
12/31/06         1.04           -            -             0.75%            4.1%
10/23/06         1.00           -            -             0.75%            0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.71           -     $      -             0.50%          -35.7%
12/31/07         1.10           -            -             0.50%            5.5%
12/31/06         1.04           -            -             0.50%            4.1%
10/23/06         1.00           -            -             0.50%            0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.71           -     $      -             0.25%          -35.6%
12/31/07         1.10           -            -             0.25%            5.7%
12/31/06         1.04           -            -             0.25%            4.2%
10/23/06         1.00           -            -             0.25%            0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.71           -     $      -             0.00%          -35.4%
12/31/07         1.11           -            -             0.00%            6.0%
12/31/06         1.04           -            -             0.00%            4.2%
10/23/06         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008          2007          2006
2.0%          0.0%          0.0%

                             AUL American Unit Trust
                                Manning & Napier
                         Pro-Blend Moderate Term Series

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      103,845  $      128,755          10,231
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $      103,845
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      103,845         119,249  $         0.87
Band 100                                     -               -              0.88
Band 75                                      -               -              0.88
Band 50                                      -               -              0.89
Band 25                                      -               -              0.89
Band 0                                       -               -              0.89
                                  --------------  --------------
Total                             $      103,845         119,249
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $        1,818
  Mortality & expense charges                                             (1,102)
                                                                  --------------
  Net investment income (loss)                                               716
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                  (174)
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                   (19,691)
                                                                  --------------
  Net gain (loss)                                                        (19,865)
                                                                  --------------
Increase (decrease) in net assets from operations                 $      (19,149)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended         Year ended
                                                               12/31/2008         12/31/2007
                                                             ------------      -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               $        716      $         641
  Net realized gain (loss)                                           (174)                 8
  Realized gain distributions                                         -                5,685
  Net change in unrealized appreciation (depreciation)            (19,691)            (5,219)
                                                             ------------      -------------
Increase (decrease) in net assets from operations                 (19,149)             1,115
                                                             ------------      -------------
Contract owner transactions:
  Proceeds from units sold                                         43,709             78,424
  Cost of units redeemed                                              -                 (254)
                                                             ------------      -------------
  Increase (decrease)                                              43,709             78,170
                                                             ------------      -------------
Net increase (decrease)                                            24,560             79,285
Net assets, beginning                                              79,285                -
                                                             ------------      -------------
Net assets, ending                                           $    103,845      $      79,285
                                                             ============      =============
Units sold                                                         45,891             73,590
Units redeemed                                                        -                 (232)
                                                             ------------      -------------
Net increase (decrease)                                            45,891             73,358
Units outstanding, beginning                                       73,358                -
                                                             ------------      -------------
Units outstanding, ending                                         119,249             73,358
                                                             ============      =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $       122,133
Cost of units redeemed                                                      (254)
Net investment income (loss)                                               1,357
Net realized gain (loss)                                                    (166)
Realized gain distributions                                                5,685
Net change in unrealized appreciation (depreciation)                     (24,910)
                                                                 ---------------
                                                                 $       103,845
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.87           119   $      104           1.25%          -19.4%
12/31/07         1.08            73           79           1.25%            5.0%
12/31/06         1.03           -            -             1.25%            2.9%
10/23/06         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.88           -     $      -             1.00%          -19.2%
12/31/07         1.08           -            -             1.00%            5.3%
12/31/06         1.03           -            -             1.00%            3.0%
10/23/06         1.00           -            -             1.00%            0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.88           -     $      -             0.75%          -19.0%
12/31/07         1.09           -            -             0.75%            5.5%
12/31/06         1.03           -            -             0.75%            3.0%
10/23/06         1.00           -            -             0.75%            0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.89           -     $      -             0.50%          -18.8%
12/31/07         1.09           -            -             0.50%            5.8%
12/31/06         1.03           -            -             0.50%            3.1%
10/23/06         1.00           -            -             0.50%            0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.89           -     $      -             0.25%          -18.6%
12/31/07         1.09           -            -             0.25%            6.1%
12/31/06         1.03           -            -             0.25%            3.1%
10/23/06         1.00           -            -             0.25%            0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.89           -     $      -             0.00%          -18.4%
12/31/07         1.10           -            -             0.00%            6.3%
12/31/06         1.03           -            -             0.00%            3.2%
10/23/06         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008          2007          2006
2.0%          2.5%          0.0%

                             AUL American Unit Trust
                                     Timothy
                               Conservative Growth

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $        7,230  $        9,532           1,041
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $        7,230
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $        7,230          10,335  $         0.70
Band 100                                     -               -              0.70
Band 75                                      -               -              0.70
Band 50                                      -               -              0.71
Band 25                                      -               -              0.71
Band 0                                       -               -              0.71
                                  --------------  --------------
Total                             $        7,230          10,335
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $          125
  Mortality & expense charges                                                (56)
                                                                  --------------
  Net investment income (loss)                                                69
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                    (6)
  Realized gain distributions                                                366
  Net change in unrealized appreciation (depreciation)                    (2,302)
                                                                  --------------
  Net gain (loss)                                                         (1,942)
                                                                  --------------
Increase (decrease) in net assets from operations                 $       (1,873)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                              For the period
                                                               Year ended      from 11/12/07
                                                               12/31/2008        to 12/31/07
                                                             ------------     --------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               $         69     $          -
  Net realized gain (loss)                                             (6)               -
  Realized gain distributions                                         366                -
  Net change in unrealized appreciation (depreciation)             (2,302)               -
                                                             ------------     --------------
Increase (decrease) in net assets from operations                  (1,873)               -
                                                             ------------     --------------
Contract owner transactions:
  Proceeds from units sold                                          9,103                -
  Cost of units redeemed                                              -                  -
                                                             ------------     --------------
  Increase (decrease)                                               9,103                -
                                                             ------------     --------------
Net increase (decrease)                                             7,230                -
Net assets, beginning                                                 -                  -
                                                             ------------     --------------
Net assets, ending                                           $      7,230      $         -
                                                             ============     ==============
Units sold                                                         10,335                -
Units redeemed                                                        -                  -
                                                             ------------     --------------
Net increase (decrease)                                            10,335                -
Units outstanding, beginning                                          -                  -
                                                             ------------     --------------
Units outstanding, ending                                          10,335                -
                                                             ============     ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $         9,103
Cost of units redeemed                                                       -
Net investment income (loss)                                                  69
Net realized gain (loss)                                                      (6)
Realized gain distributions                                                  366
Net change in unrealized appreciation (depreciation)                      (2,302)
                                                                 ---------------
                                                                 $         7,230
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.70            10   $        7           1.25%          -29.8%
12/31/07         1.00           -            -             1.25%           -0.4%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.70           -     $      -             1.00%          -29.6%
12/31/07         1.00           -            -             1.00%           -0.4%
11/12/07         1.00           -            -             1.00%            0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.70           -     $      -             0.75%          -29.4%
12/31/07         1.00           -            -             0.75%           -0.3%
11/12/07         1.00           -            -             0.75%            0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.71           -     $      -             0.50%          -29.2%
12/31/07         1.00           -            -             0.50%           -0.3%
11/12/07         1.00           -            -             0.50%            0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.71           -     $      -             0.25%          -29.1%
12/31/07         1.00           -            -             0.25%           -0.3%
11/12/07         1.00           -            -             0.25%            0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.71           -     $      -             0.00%          -28.9%
12/31/07         1.00           -            -             0.00%           -0.2%
11/12/07         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008          2007
3.5%          0.0%

                             AUL American Unit Trust
                                     Timothy
                                Strategic Growth

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $       19,628  $       28,287           4,038
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $       19,628
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $       19,628          33,350  $        0.59
Band 100                                     -               -             0.59
Band 75                                      -               -             0.59
Band 50                                      -               -             0.59
Band 25                                      -               -             0.60
Band 0                                       -               -             0.60
                                  --------------  --------------
Total                             $       19,628          33,350
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $          328
  Mortality & expense charges                                               (137)
                                                                  --------------
  Net investment income (loss)                                               191
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                   (26)
  Realized gain distributions                                              1,841
  Net change in unrealized appreciation (depreciation)                    (8,659)
                                                                  --------------
  Net gain (loss)                                                         (6,844)
                                                                  --------------
Increase (decrease) in net assets from operations                 $       (6,653)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                              For the period
                                                               Year ended      from 11/12/07
                                                               12/31/2008        to 12/31/07
                                                             ------------     --------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               $        191     $          -
  Net realized gain (loss)                                            (26)               -
  Realized gain distributions                                       1,841                -
  Net change in unrealized appreciation (depreciation)             (8,659)               -
                                                             ------------     --------------
Increase (decrease) in net assets from operations                  (6,653)               -
                                                             ------------     --------------
Contract owner transactions:
  Proceeds from units sold                                         26,281                -
  Cost of units redeemed                                              -                  -
                                                             ------------     --------------
  Increase (decrease)                                              26,281                -
                                                             ------------     --------------
Net increase (decrease)                                            19,628                -
Net assets, beginning                                                 -                  -
                                                             ------------     --------------
Net assets, ending                                           $     19,628     $          -
                                                             ============     ==============
Units sold                                                         33,350                -
Units redeemed                                                        -                  -
                                                             ------------     --------------
Net increase (decrease)                                            33,350                -
Units outstanding, beginning                                          -                  -
                                                             ------------     --------------
Units outstanding, ending                                          33,350                -
                                                             ============     ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $        26,281
Cost of units redeemed                                                       -
Net investment income (loss)                                                 191
Net realized gain (loss)                                                     (26)
Realized gain distributions                                                1,841
Net change in unrealized appreciation (depreciation)                      (8,659)
                                                                 ---------------
                                                                 $        19,628
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.59            33   $       20           1.25%          -40.6%
12/31/07         0.99           -            -             1.25%           -1.0%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.59           -     $      -             1.00%          -40.4%
12/31/07         0.99           -            -             1.00%           -0.9%
11/12/07         1.00           -            -             1.00%            0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.59           -     $      -             0.75%          -40.3%
12/31/07         0.99           -            -             0.75%           -0.9%
11/12/07         1.00           -            -             0.75%            0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.59           -     $      -             0.50%          -40.1%
12/31/07         0.99           -            -             0.50%           -0.9%
11/12/07         1.00           -            -             0.50%            0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.60           -     $      -             0.25%          -40.0%
12/31/07         0.99           -            -             0.25%           -0.8%
11/12/07         1.00           -            -             0.25%            0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.60           -     $      -             0.00%          -39.8%
12/31/07         0.99           -            -             0.00%           -0.8%
11/12/07         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008          2007
3.3%          0.0%

                             AUL American Unit Trust
                                    Columbia
                       Mid Cap Index (Class A) (unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $          -      $          -                 -
Receivables: investments sold                    -      ==============    ==============
Payables: investments purchased                  -
                                      --------------
Net assets                            $          -
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band 125                              $          -                 -      $         0.62
Band 100                                         -                 -                0.62
Band 75                                          -                 -                0.63
Band 50                                          -                 -                0.63
Band 25                                          -                 -                0.63
Band 0                                           -                 -                0.63
                                      --------------    --------------
Total                                 $          -                 -
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $          -
  Mortality & expense charges                                                -
                                                                  --------------
  Net investment income (loss)                                               -
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                   -
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                       -
                                                                  --------------
  Net gain (loss)                                                            -
                                                                  --------------
Increase (decrease) in net assets from operations                 $          -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   For the period
                                                       Year ended   from 11/12/07
                                                       12/31/2008     to 12/31/07
                                                     ------------  --------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $        -      $        -
  Net realized gain (loss)                                    -               -
  Realized gain distributions                                 -               -
  Net change in unrealized appreciation
  (depreciation)                                              -               -
                                                     ------------    ------------
Increase (decrease) in net assets from operations             -               -
                                                     ------------    ------------
Contract owner transactions:
  Proceeds from units sold                                    -               -
  Cost of units redeemed                                      -               -
                                                     ------------    ------------
  Increase (decrease)                                         -               -
                                                     ------------    ------------
Net increase (decrease)                                       -               -
Net assets, beginning                                         -               -
                                                     ------------    ------------
Net assets, ending                                   $        -      $        -
                                                     ============    ============
Units sold                                                    -               -
Units redeemed                                                -               -
                                                     ------------    ------------
Net increase (decrease)                                       -               -
Units outstanding, beginning                                  -               -
                                                     ------------    ------------
Units outstanding, ending                                     -               -
                                                     ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                            $        -
Cost of units redeemed                                                       -
Net investment income (loss)                                                 -
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                                    ------------
                                                                    $        -
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.62          -       $      -            1.25%         -37.1%
12/31/07          0.99          -              -            1.25%          -1.1%
11/12/07          1.00          -              -            1.25%           0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.62          -       $      -            1.00%         -36.9%
12/31/07          0.99          -              -            1.00%          -1.0%
11/12/07          1.00          -              -            1.00%           0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.63          -       $      -            0.75%         -36.7%
12/31/07          0.99          -              -            0.75%          -1.0%
11/12/07          1.00          -              -            0.75%           0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.63          -       $      -            0.50%         -36.6%
12/31/07          0.99          -              -            0.50%          -1.0%
11/12/07          1.00          -              -            0.50%           0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.63          -       $      -            0.25%         -36.4%
12/31/07          0.99          -              -            0.25%          -0.9%
11/12/07          1.00          -              -            0.25%           0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.63          -       $      -            0.00%         -36.3%
12/31/07          0.99          -              -            0.00%          -0.9%
11/12/07          1.00          -              -            0.00%           0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008            2007
0.0%            0.0%

                             AUL American Unit Trust
                                    Columbia
                            Small Cap Index (Class A)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $        3,333    $        3,873               299
Receivables: investments sold                    -      ==============    ==============
Payables: investments purchased                  -
                                      --------------
Net assets                            $        3,333
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band 125                              $        3,333             5,055    $         0.66
Band 100                                         -                 -                0.66
Band 75                                          -                 -                0.66
Band 50                                          -                 -                0.66
Band 25                                          -                 -                0.67
Band 0                                           -                 -                0.67
                                      --------------    --------------
Total                                 $        3,333             5,055
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $           30
  Mortality & expense charges                                                 (6)
                                                                  --------------
  Net investment income (loss)                                                24
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                   (43)
  Realized gain distributions                                                240
  Net change in unrealized appreciation (depreciation)                      (540)
                                                                  --------------
  Net gain (loss)                                                           (343)
                                                                  --------------
Increase (decrease) in net assets from operations                 $         (319)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   For the period
                                                       Year ended   from 11/12/07
                                                       12/31/2008     to 12/31/07
                                                     ------------  --------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $         24    $        -
  Net realized gain (loss)                                    (43)            -
  Realized gain distributions                                 240             -
  Net change in unrealized appreciation
  (depreciation)                                             (540)            -
                                                     ------------    ------------
Increase (decrease) in net assets from operations            (319)            -
                                                     ------------    ------------
Contract owner transactions:
  Proceeds from units sold                                  3,795             -
  Cost of units redeemed                                     (143)            -
                                                     ------------    ------------
  Increase (decrease)                                       3,652             -
                                                     ------------    ------------
Net increase (decrease)                                     3,333             -
Net assets, beginning                                         -               -
                                                     ------------    ------------
Net assets, ending                                   $      3,333    $        -
                                                     ============    ============

Units sold                                                  5,260             -
Units redeemed                                               (205)            -
                                                     ------------    ------------
Net increase (decrease)                                     5,055             -
Units outstanding, beginning                                  -               -
                                                     ------------    ------------
Units outstanding, ending                                   5,055             -
                                                     ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                            $      3,795
Cost of units redeemed                                                      (143)
Net investment income (loss)                                                  24
Net realized gain (loss)                                                     (43)
Realized gain distributions                                                  240
Net change in unrealized appreciation (depreciation)                        (540)
                                                                    ------------
                                                                    $      3,333
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.66            5     $        3          1.25%         -31.9%
12/31/07          0.97          -              -            1.25%          -3.2%
11/12/07          1.00          -              -            1.25%           0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.66          -       $      -            1.00%         -31.7%
12/31/07          0.97          -              -            1.00%          -3.2%
11/12/07          1.00          -              -            1.00%           0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.66          -       $      -            0.75%         -31.5%
12/31/07          0.97          -              -            0.75%          -3.2%
11/12/07          1.00          -              -            0.75%           0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.66          -       $      -            0.50%         -31.3%
12/31/07          0.97          -              -            0.50%          -3.1%
11/12/07          1.00          -              -            0.50%           0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.67          -       $      -            0.25%         -31.2%
12/31/07          0.97          -              -            0.25%          -3.1%
11/12/07          1.00          -              -            0.25%           0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.67          -       $      -            0.00%         -31.0%
12/31/07          0.97          -              -            0.00%          -3.1%
11/12/07          1.00          -              -            0.00%           0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008            2007
1.8%            0.0%

                             AUL American Unit Trust
                                Marshall & Isely
                       Mid Cap Value (Class Y) (unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $          -      $          -                 -
Receivables: investments sold                    -      ==============    ==============
Payables: investments purchased                  -
                                      --------------
Net assets                            $          -
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band 125                              $          -                 -      $         0.62
Band 100                                         -                 -                0.62
Band 75                                          -                 -                0.62
Band 50                                          -                 -                0.63
Band 25                                          -                 -                0.63
Band 0                                           -                 -                0.63
                                      --------------    --------------
Total                                 $          -                 -
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $          -
  Mortality & expense charges                                                -
                                                                  --------------
  Net investment income (loss)                                               -
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                   -
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                       -
                                                                  --------------
  Net gain (loss)                                                            -
                                                                  --------------
Increase (decrease) in net assets from operations                 $          -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   For the period
                                                       Year ended   from 11/12/07
                                                       12/31/2008     to 12/31/07
                                                     ------------  --------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $        -      $        -
  Net realized gain (loss)                                    -               -
  Realized gain distributions                                 -               -
  Net change in unrealized appreciation
  (depreciation)                                              -               -
                                                     ------------    ------------
Increase (decrease) in net assets from operations             -               -
                                                     ------------    ------------
Contract owner transactions:
  Proceeds from units sold                                    -               -
  Cost of units redeemed                                      -               -
                                                     ------------    ------------
  Increase (decrease)                                         -               -
                                                     ------------    ------------
Net increase (decrease)                                       -               -
Net assets, beginning                                         -               -
                                                     ------------    ------------
Net assets, ending                                   $        -      $        -
                                                     ============    ============
Units sold                                                    -               -
Units redeemed                                                -               -
                                                     ------------    ------------
Net increase (decrease)                                       -               -
Units outstanding, beginning                                  -               -
                                                     ------------    ------------
Units outstanding, ending                                     -               -
                                                     ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                            $        -
Cost of units redeemed                                                       -
Net investment income (loss)                                                 -
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                                    ------------
                                                                    $        -
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.62          -       $      -            1.25%         -37.9%
12/31/07          1.00          -              -            1.25%           0.1%
11/12/07          1.00          -              -            1.25%           0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.62          -       $      -            1.00%         -37.8%
12/31/07          1.00          -              -            1.00%           0.1%
11/12/07          1.00          -              -            1.00%           0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.62          -       $      -            0.75%         -37.6%
12/31/07          1.00          -              -            0.75%           0.1%
11/12/07          1.00          -              -            0.75%           0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.63          -       $      -            0.50%         -37.5%
12/31/07          1.00          -              -            0.50%           0.2%
11/12/07          1.00          -              -            0.50%           0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.63          -       $      -            0.25%         -37.3%
12/31/07          1.00          -              -            0.25%           0.2%
11/12/07          1.00          -              -            0.25%           0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.63          -       $      -            0.00%         -37.2%
12/31/07          1.00          -              -            0.00%           0.2%
11/12/07          1.00          -              -            0.00%           0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008            2007
0.0%            0.0%

                             AUL American Unit Trust
                                Marshall & Isely
                      Mid Cap Growth (Class Y) (unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $          -      $          -                 -
Receivables: investments sold                    -      ==============    ==============
Payables: investments purchased                  -
                                      --------------
Net assets                            $          -
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band 125                              $          -                 -      $         0.60
Band 100                                         -                 -                0.60
Band 75                                          -                 -                0.61
Band 50                                          -                 -                0.61
Band 25                                          -                 -                0.61
Band 0                                           -                 -                0.61
                                      --------------    --------------
Total                                 $          -                 -
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $          -
  Mortality & expense charges                                                -
                                                                  --------------
  Net investment income (loss)                                               -
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                   -
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                       -
                                                                  --------------
  Net gain (loss)                                                            -
                                                                  --------------
Increase (decrease) in net assets from operations                 $          -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   For the period
                                                       Year ended   from 11/12/07
                                                       12/31/2008     to 12/31/07
                                                     ------------  --------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $        -      $        -
  Net realized gain (loss)                                    -               -
  Realized gain distributions                                 -               -
  Net change in unrealized appreciation
  (depreciation)                                              -               -
                                                     ------------    ------------
Increase (decrease) in net assets from operations             -               -
                                                     ------------    ------------
Contract owner transactions:
  Proceeds from units sold                                    -               -
  Cost of units redeemed                                      -               -
                                                     ------------    ------------
  Increase (decrease)                                         -               -
                                                     ------------    ------------
Net increase (decrease)                                       -               -
Net assets, beginning                                         -               -
                                                     ------------    ------------
Net assets, ending                                   $        -      $        -
                                                     ============    ============
Units sold                                                    -               -
Units redeemed                                                -               -
                                                     ------------    ------------
Net increase (decrease)                                       -               -
Units outstanding, beginning                                  -               -
                                                     ------------    ------------
Units outstanding, ending                                     -               -
                                                     ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                            $        -
Cost of units redeemed                                                       -
Net investment income (loss)                                                 -
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                                    ------------
                                                                    $        -
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.60          -       $      -            1.25%         -41.3%
12/31/07          1.03          -              -            1.25%           2.6%
11/12/07          1.00          -              -            1.25%           0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.60          -       $      -            1.00%         -41.1%
12/31/07          1.03          -              -            1.00%           2.7%
11/12/07          1.00          -              -            1.00%           0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.61          -       $      -            0.75%         -41.0%
12/31/07          1.03          -              -            0.75%           2.7%
11/12/07          1.00          -              -            0.75%           0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.61          -       $      -            0.50%         -40.8%
12/31/07          1.03          -              -            0.50%           2.7%
11/12/07          1.00          -              -            0.50%           0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.61          -       $      -            0.25%         -40.7%
12/31/07          1.03          -              -            0.25%           2.8%
11/12/07          1.00          -              -            0.25%           0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.61          -       $      -            0.00%         -40.5%
12/31/07          1.03          -              -            0.00%           2.8%
11/12/07          1.00          -              -            0.00%           0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008            2007
0.0%            0.0%

                             AUL American Unit Trust
                                Marshall & Isely
                           Small Cap Growth (Class Y)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $        6,877    $        8,144               720
Receivables: investments sold                    -      ==============    ==============
Payables: investments purchased                  -
                                      --------------
Net assets                            $        6,877
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band 125                              $        6,877            12,348    $         0.56
Band 100                                         -                 -                0.56
Band 75                                          -                 -                0.56
Band 50                                          -                 -                0.56
Band 25                                          -                 -                0.56
Band 0                                           -                 -                0.56
                                      --------------    --------------
Total                                 $        6,877            12,348
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $          -
  Mortality & expense charges                                                (22)
                                                                  --------------
  Net investment income (loss)                                               (22)
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                    (9)
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                    (1,267)
                                                                  --------------
  Net gain (loss)                                                         (1,276)
                                                                  --------------
Increase (decrease) in net assets from operations                 $       (1,298)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   For the period
                                                       Year ended   from 11/12/07
                                                       12/31/2008     to 12/31/07
                                                     ------------  --------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $        (22)   $        -
  Net realized gain (loss)                                     (9)            -
  Realized gain distributions                                 -               -
  Net change in unrealized appreciation
  (depreciation)                                           (1,267)            -
                                                     ------------    ------------
Increase (decrease) in net assets from operations          (1,298)            -
                                                     ------------    ------------
Contract owner transactions:
  Proceeds from units sold                                  8,175             -
  Cost of units redeemed                                      -               -
                                                     ------------    ------------
  Increase (decrease)                                       8,175             -
                                                     ------------    ------------
Net increase (decrease)                                     6,877             -
Net assets, beginning                                         -               -
                                                     ------------    ------------
Net assets, ending                                   $      6,877    $        -
                                                     ============    ============
Units sold                                                 12,348             -
Units redeemed                                                -               -
                                                     ------------    ------------
Net increase (decrease)                                    12,348             -
Units outstanding, beginning                                  -               -
                                                     ------------    ------------
Units outstanding, ending                                  12,348             -
                                                     ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                            $      8,175
Cost of units redeemed                                                       -
Net investment income (loss)                                                 (22)
Net realized gain (loss)                                                      (9)
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                      (1,267)
                                                                    ------------
                                                                    $      6,877
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.56           12     $        7          1.25%         -43.2%
12/31/07          0.98          -              -            1.25%          -1.9%
11/12/07          1.00          -              -            1.25%           0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.56          -       $      -            1.00%         -43.1%
12/31/07          0.98          -              -            1.00%          -1.9%
11/12/07          1.00          -              -            1.00%           0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.56          -       $      -            0.75%         -42.9%
12/31/07          0.98          -              -            0.75%          -1.8%
11/12/07          1.00          -              -            0.75%           0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.56          -       $      -            0.50%         -42.8%
12/31/07          0.98          -              -            0.50%          -1.8%
11/12/07          1.00          -              -            0.50%           0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.56          -       $      -            0.25%         -42.6%
12/31/07          0.98          -              -            0.25%          -1.8%
11/12/07          1.00          -              -            0.25%           0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/08    $     0.56          -       $      -            0.00%         -42.5%
12/31/07          0.98          -              -            0.00%          -1.7%
11/12/07          1.00          -              -            0.00%           0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

2008            2007
0.0%            0.0%

                             AUL American Unit Trust
                                     Oakmark
                          Equity and Income (unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $          -    $          -               -
Receivables: investments sold                -    ==============  ==============
Payables: investments purchased              -
                                  --------------
Net assets                        $          -
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $          -               -    $         0.81
Band 100                                     -               -              0.81
Band 75                                      -               -              0.81
Band 50                                      -               -              0.81
Band 25                                      -               -              0.82
Band 0                                       -               -              0.82
                                  --------------  --------------
Total                             $          -               -
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $          -
  Mortality & expense charges                                                -
                                                                  --------------
  Net investment income (loss)                                               -
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                   -
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                       -
                                                                  --------------
  Net gain (loss)                                                            -
                                                                  --------------
Increase (decrease) in net assets from operations                 $          -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                             For the period
                                                               from 5/01/08
                                                                to 12/31/08
                                                             --------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                               $          -
  Net realized gain (loss)                                              -
  Realized gain distributions                                           -
  Net change in unrealized appreciation (depreciation)                  -
                                                             --------------
Increase (decrease) in net assets from operations                       -
                                                             --------------
Contract owner transactions:
  Proceeds from units sold                                              -
  Cost of units redeemed                                                -
                                                             --------------
  Increase (decrease)                                                   -
                                                             --------------
Net increase (decrease)                                                 -
Net assets, beginning                                                   -
                                                             --------------
Net assets, ending                                           $          -
                                                             ==============
Units sold                                                              -
Units redeemed                                                          -
                                                             --------------
Net increase (decrease)                                                 -
Units outstanding, beginning                                            -
                                                             --------------
Units outstanding, ending                                               -
                                                             ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $           -
Cost of units redeemed                                                       -
Net investment income (loss)                                                 -
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                                 ---------------
                                                                 $           -
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.81           -     $      -             1.25%          -19.0%
05/01/08         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.81           -     $      -             1.00%          -18.9%
05/01/08         1.00           -            -             1.00%            0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.81           -     $      -             0.75%          -18.7%
05/01/08         1.00           -            -             0.75%            0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.81           -     $      -              0.50%         -18.6%
05/01/08         1.00           -            -              0.50%           0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.82           -     $      -              0.25%         -18.4%
05/01/08         1.00           -            -              0.25%           0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/08   $     0.82           -     $      -              0.00%         -18.3%
05/01/08         1.00           -            -              0.00%           0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.
--------------------------------------------------------------------------------

                                      2008
                                      0.0%

                             AUL AMERICAN UNIT TRUST
                          NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The AUL American Unit Trust (Variable Account) was established by American United Life Insurance Company (AUL) on August 17, 1989, under procedures established by Indiana law and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Variable Account is a segregated investment account of AUL and invests exclusively in shares of mutual fund portfolios offered by:

--------------------------------------------------------------------------------
   Mutual Fund                                                   Referred to as
--------------------------------------------------------------------------------
   OneAmerica Funds, Inc.                                     OneAmerica Funds
--------------------------------------------------------------------------------
   Fidelity(R) Advisor Funds                                         Fidelity
   Fidelity(R) Variable Insurance Products Fund
--------------------------------------------------------------------------------
   American Century(R) Capital Portfolios, Inc.
   American Century(R) Ginnie Mae Fund
   American Century(R) Mutual Funds, Inc.
   American Century(R) Quantitative Equity Funds, Inc.
   American Century(R) Strategic Asset Allocations, Inc.        American Century
   American Century(R) Variable Portfolios, Inc.
   American Century(R) World Mutual Funds, Inc.
   American Century(R) Emerging Markets Funds
   American Century(R) Global Capital Management, Inc.
--------------------------------------------------------------------------------
   Alger American Funds                                             Alger
   The Alger Institutional Funds
--------------------------------------------------------------------------------
   Calvert Income Fund
   Calvert New Vision Small Cap Fund
   Calvert Social Investment Fund                                Calvert
   Calvert Variable Series, Inc.
--------------------------------------------------------------------------------
   T. Rowe Price Blue Chip Growth Fund, Inc.
   T. Rowe Price Equity Income Fund
   T. Rowe Price Growth                                         T. Rowe Price
   T. Rowe Price International Funds, Inc.
   T. Rowe Price Mid Cap Value Fund, Inc.
   T. Rowe Price Mid-Cap Growth Fund, Inc.
--------------------------------------------------------------------------------
   Old Mutual Insurance Series Funds, Inc.
   Old Mutual Funds, Inc.                                        Old Mutual
   Old Mutual Advisor Funds II
--------------------------------------------------------------------------------
   Janus Aspen Series                                               Janus
   Janus Advisor Series
--------------------------------------------------------------------------------
   Pioneer Bond Fund
   Pioneer Emerging Markets
   Pioneer Equity Income                                           Pioneer
   Pioneer Fund
   Pioneer High Yield
   Pioneer Mid-Cap Value
--------------------------------------------------------------------------------

                             AUL AMERICAN UNIT TRUST
                          NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
  Mutual Fund                                                    Referred to as
--------------------------------------------------------------------------------
  Pioneer Oak Ridge Large Cap Growth
  Pioneer Papp Small and Mid Cap Growth
  Pioneer Small Cap Value
  Pioneer Variable Life Contracts Trust
--------------------------------------------------------------------------------
  State Street Institutional Investment Trust                   State Street
--------------------------------------------------------------------------------
  AIM Growth Series
  AIM Sector Funds, Inc.
  AIM Capital Development Fund                                      AIM
  AIM International Growth
  AIM Stock Funds, Inc.
--------------------------------------------------------------------------------
  Vanguard Explorer Fund, Inc.
  Vanguard Fixed Income Securities Funds                          Vanguard
--------------------------------------------------------------------------------
  Ariel Mutual Funds, Inc.                                          Ariel
--------------------------------------------------------------------------------
  MFS(R) International New Discovery Fund
  MFS(R) Mid Cap Growth Fund                                          MFS
  MFS(R) Strategic Value Fund
  MFS(R) Value Fund
--------------------------------------------------------------------------------
  Pacific Investment Management Series                               PIMCO
--------------------------------------------------------------------------------
  Allianz Funds                                                    Allianz
--------------------------------------------------------------------------------
  Neuberger Berman LLC                                        Neuberger Berman
--------------------------------------------------------------------------------
  Franklin Capital Growth Fund
  Franklin Flex Cap Growth Fund
  Franklin Strategic Series
  Templeton Foreign Fund                                      Franklin Templeton
  Templeton Growth Fund
  Franklin Small-Mid Cap
  Franklin Value Investors Trust
--------------------------------------------------------------------------------
  Russell Funds, LifePoints Funds                               Frank Russell
  Russell Funds
--------------------------------------------------------------------------------
  American Funds                                               American Funds
--------------------------------------------------------------------------------
  First American Investment Funds, Inc.                        First American
--------------------------------------------------------------------------------
  Goldman Sachs Domestic Equity Funds                           Goldman Sachs
  Goldman Sachs Specialty Funds
--------------------------------------------------------------------------------
  Pro-Blend Conservative Term Series
  Pro-Blend Extended Term Series                              Manning & Napier
  Pro-Blend Maximum Term Series
  Pro-Blend Moderate Term Series
--------------------------------------------------------------------------------
  Timothy Plan Conservative Fund                                   Timothy
  Timothy Plan Strategic Fund
--------------------------------------------------------------------------------
  Fifth Third Funds                                              Fifth Third
--------------------------------------------------------------------------------
  Dreyfus Growth and Value Funds, Inc.
  Dreyfus Growth and Value Leaders, Inc.
  Dreyfus Premier Health Care                                       Dreyfus
  Dreyfus Premier International Equity Fund
  Dreyfus Premier New Leaders, Inc.
--------------------------------------------------------------------------------

                             AUL AMERICAN UNIT TRUST
                          NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
  Mutual Fund                                                    Referred to as
--------------------------------------------------------------------------------
  Dreyfus Premier Worldwide Growth, Inc.
  The Dreyfus/Laurel Funds, Inc.
  The Dreyfus Premier Third Century, Inc.
--------------------------------------------------------------------------------
  Lord Abbett Developing Growth, Inc.
  Lord Abbett Research Fund, Inc.                                 Lord Abbett
  Lord Abbett Mid-Cap Value, Inc.
  Lord Abbett Blend Trust
--------------------------------------------------------------------------------
  Thornburg Investment Trust                                      Thornburg
--------------------------------------------------------------------------------
  Oppenheimer Funds                                              Oppenheimer
--------------------------------------------------------------------------------
  AllianceBernstein(SM) International Growth Funds
  AllianceBernstein Value Funds
  AllianceBernstein Growth Funds                               AllianceBernstein
  AllianceBernstein Retirement Strategies
  The AllianceBernstein Growth Funds
--------------------------------------------------------------------------------
  Columbia Mid Cap Index Fund                                      Columbia
  Coumbia Small Cap Index Fund
--------------------------------------------------------------------------------
  Marshall Funds Inc.                                         Marshall and Isely
--------------------------------------------------------------------------------
  Oakmark Funds                                                   Oakmark
--------------------------------------------------------------------------------

This annual report includes information related to investment sub accounts for which there has been no investing or income and expense transactions through December 31, 2008 or for which investment income and expense transactions commenced at various dates during 2008 and prior years.

For periods prior to commencement of investing transactions, management has presented the unit values, expenses as a percentage of average net assets and total return for these investment sub accounts using an inception date unit value of $1.00, adjusted for contractual expense rates applicable to the respective bands.

The Report of Independent Registered Public Accounting Firm appearing on page 2 does not cover the financial statements presented as "Unaudited". Accumulation unit values and total returns for such sub-accounts with zero net assets at the period end represent hypothetical amounts based on the performance of the underlying mutual fund for the respective period and contractual expense rates for the respective bands.

REORGANIZATION

On September 22, 2003, the Board of Managers of AUL Pooled Equity Fund B (Fund
B) and the Board of Directors of OneAmerica Funds, Inc. approved a Reorganization Plan (Plan) of Fund B. The Participants of Fund B also approved the Plan. The Plan provided for a transfer of all assets and liabilities of Fund B (adjusted for liabilities relating to insurance charges) to purchase Class O shares of the OneAmerica Value Subaccount (Value Subaccount).

                             AUL AMERICAN UNIT TRUST
                          NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Immediately after the reorganization, interest in the Value Subaccount had a value identical to the value of the Participants' interests in the Fund immediately before the reorganization. Obligations under variable annuity contracts ("Contracts") issued by AUL and formerly supported by the assets of Fund B are supported by the assets of the Band S Value sub account after the reorganization.

BANDED ACCUMULATION UNIT VALUES AND UNITS OUTSTANDING

Banded accumulation unit values and units outstanding balances are represented based upon the annual expense charges applicable to the variable accounts.
See Note 2 for additional information.

SECURITY VALUATION, TRANSACTIONS AND RELATED INVESTMENT INCOME

The value of the investments is based on the Net Asset Value (NAV) reported by the underlying mutual funds (which value their investment securities at market value or, in the absence of readily available market quotations, at fair value) and the number of shares owned by the Variable Account. Investment transactions are accounted for on the trade date. Dividend income and capital gains from realized gains distributions are recorded on the ex-date. Realized gains and losses are calculated using the first in, first out (FIFO) accounting process.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No.157 applies to fair value measurements already required or permitted by existing standards.

Effective January 1, 2008, the Variable Account adopted SFAS No. 157.

Various inputs are used in determining the value of the Variable Account's subaccount investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk etc.)

Level 3 - significant unobservable inputs (including the subaccounts own assumptions in determining the fair value of investments)

                             AUL AMERICAN UNIT TRUST
                          NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The following is a summary of the inputs used as of December 31, 2008 in valuing the Variable Account's assets carried at fair value:

-------------------------------------------------------------------------------------------
                                                  INVESTMENTS            OTHER FINANCIAL

               VALUATION INPUTS                   IN SECURITIES           INSTRUMENTS*

-------------------------------------------------------------------------------------------
LEVEL 1 - QUOTED PRICES                          $1,135,543,587                $0
-------------------------------------------------------------------------------------------
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS            $0                    $0
-------------------------------------------------------------------------------------------
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                $0                    $0
-------------------------------------------------------------------------------------------
TOTAL                                            $1,135,543,587                $0
-------------------------------------------------------------------------------------------

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The investments in each subaccount are all classified as Level 1.

As of December 31, 2007 and 2008, the Portfolio did not use significant unobservable inputs (Level 3) in determining the valuation of investments.

RELATED PARTY TRANSACTIONS

AUL, the sponsor of the Variable Account, also serves as the investment advisor for OneAmerica Funds, a mutual fund offered within the Variable Account. OneAmerica Funds is comprised of Value, Money Market, Asset Director, Investment Grade Bond, and Socially Responsive portfolios. Each OneAmerica Fund portfolio offers two classes of shares, Class O and Advisor. OneAmerica Funds has an investment advisory agreement with AUL. Under the investment advisory agreement, the investment advisor is compensated for its services by a monthly fee based on an annual percentage of the average daily net assets of each portfolio as follows:

Value                                 0.50%
Money Market                          0.40%
Socially Responsive                   0.70%
Investment Grade Bond                 0.50%
Asset Director                        0.50%

Such fees are included in the calculation of the Net Asset Value per share of the underlying mutual funds. The OneAmerica Advisor Class shares pay a 12b-1 fee to the American United Life Insurance Company equal to 0.30% of average daily net assets.

                             AUL AMERICAN UNIT TRUST
                          NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

TAXES

Operations of the Variable Account are part of, and are taxed with, the operations of AUL, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current law, investment income, including realized and unrealized capital gains of the investment accounts is not taxed to AUL to the extent it is applied to increase reserves under the contracts. The Variable Account has not been charged for federal and state income taxes since none have been imposed.

Effective January 1, 2007, the Variable Account adopted Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense.

Management of the Variable Account has reviewed all open tax years and major jurisdictions and concluded that there are no significant uncertainties that would impact the Variable Account's net assets or results of operations. There is no significant tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. Management of the Variable Account is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

                             AUL AMERICAN UNIT TRUST
                          NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

REPORTING PERIODS

Periods less than a calendar year represent the date of commencement of operations to the end of the applicable year. Expense ratios for such periods are annualized. Income ratios and total returns are not annualized.

2. ACCOUNT CHARGES

AUL may assess a premium tax charge based on premium taxes incurred. Premium taxes currently range between 0% and 3.5%, but are subject to change by governmental entities.

AUL deducts an annual administrative charge from each participant's account, which may not exceed $50 per year. The charge is assessed every quarter on a participant's account if it is in existence on the quarterly contract anniversary, and the charge is assessed only during the accumulation period. Administration charges are waived if the account balance exceeds a certain amount.

The charges incurred during the year ended December 31, 2008 and December 31, 2007 were $567,414 and $382,507, respectively.

On certain contracts, AUL may assess a withdrawal charge on withdrawals that exceed 10% of the participant's account value as of the last contract anniversary preceding the request for the withdrawal. However, the contract owner has a right to a full refund of the contributions made under a contract for any reason within ten days of the original contract purchase. The amount of the withdrawal charge varies depending upon the contract and the number of years the participant's account has been in existence. The withdrawal charge for a recurring contribution contract is as follows:

Account Year                      Withdrawal Charge
------------                      -----------------
1-5                               8.0%
6-10                              4.0%
11 or more                        0.0%

The aggregate withdrawal charges will not exceed 8.5% of the contributions made by or on behalf of a participant under a contract. On other contracts, AUL may assess withdrawal charges ranging from 7% to 0%, depending on the account year. The charges incurred during the year ended December 31, 2008 and the year ended December 31, 2007 were $178,254 and $368,880, respectively. The account charges are recorded as redemption in the accompanying statement of changes in net assets.

                             AUL AMERICAN UNIT TRUST
                          NOTES TO FINANCIAL STATEMENTS

2. ACCOUNT CHARGES (CONTINUED)

MORTALITY AND EXPENSE RISK CHARGES

AUL deducts a daily charge as compensation for the mortality and expense risks assumed by AUL. The charges assessed to the contract are shown in the table below:

---------------------------------------
Band               Annual Mortality and
                   Expense Charge
---------------------------------------
Band 125           1.25%
---------------------------------------
Band 100           1.00%
---------------------------------------
Band 75            0.75%
---------------------------------------
Band 50            0.50%
---------------------------------------
Band 25            0.25%
---------------------------------------
Band 0             0.00%
---------------------------------------
Band S             0.50%
---------------------------------------

AUL guarantees that the mortality and expense charge shall not increase. The charges incurred during the periods ended December 31, 2008 and December 31, 2007 were $17,179,246 and $19,155,438, respectively.

3. NEW ACCOUNTING STANDARDS

In March 2008, the FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. The Variable Account does not currently own any derivatives instruments, therefore does not expect additional disclosure will be required upon adoption.

On September 12, 2008, the FASB issued FASB Staff Position ("FSP") No. FAS 133-1 and FASB Interpretation Number ("FIN") 45-4 ("FSP 133-1 and FIN 45-4"), "Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161". FSP 133-1 and FIN 45-4 was effective for reporting periods (annual or interim) ending after November 15, 2008. The Variable Account does not currently own any derivatives instruments, therefore additional disclosure was not required upon adoption.

ONEAMERICA FINANCIAL PARTNERS, INC.
REPORT OF INDEPENDENT AUDITORS
ON CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2008, 2007 AND 2006

                         REPORT OF INDEPENDENT AUDITORS

To the Board of Directors of American United Mutual Insurance Holding Company and OneAmerica Financial Partners, Inc.

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of operations, changes in shareholder's equity and comprehensive income, and cash flows present fairly, in all material respects, the financial position of OneAmerica Financial Partners, Inc., and subsidiaries (the "Company") at December 31, 2008 and December 31, 2007, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2008 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America. These standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

Indianapolis, Indiana
March 17, 2009

ONEAMERICA FINANCIAL PARTNERS, INC.
CONSOLIDATED BALANCE SHEETS

December 31                                                                      2008      (in millions)      2007
------------------------------------------------------------------------------------------------------------------
ASSETS
Investments:
  Fixed maturities - available for sale, at fair value:
    (amortized cost:  2008 - $8,386.4; 2007 - $7,290.7)                     $ 7,934.3                    $ 7,369.3
  Equity securities at fair value:
    (cost:  2008 - $102.6; 2007 - $35.5)                                         90.7                         47.8
  Mortgage loans                                                              1,419.7                      1,394.6
  Real estate, net                                                               49.0                         45.5
  Policy loans                                                                  234.2                        225.3
  Short-term and other invested assets                                           14.6                          9.8
  Cash and cash equivalents                                                     241.4                        152.7
------------------------------------------------------------------------------------------------------------------
    TOTAL INVESTMENTS                                                         9,983.9                      9,245.0
Accrued investment income                                                       118.1                        101.5
Reinsurance receivables                                                       2,101.0                      2,017.1
Deferred acquisition costs                                                      715.8                        647.9
Value of business acquired                                                      117.8                        105.6
Property and equipment, net                                                      52.5                         61.6
Insurance premiums in course of collection                                       24.0                         21.6
Federal income taxes                                                             94.9                          1.9
Other assets                                                                     78.9                         85.7
Assets held in separate accounts                                              5,206.8                      7,633.1
------------------------------------------------------------------------------------------------------------------
    TOTAL ASSETS                                                            $18,493.7                    $19,921.0
==================================================================================================================
LIABILITIES AND SHAREHOLDER'S EQUITY
LIABILITIES
  Policy reserves                                                           $10,429.6                    $ 9,819.5
  Other policyholder funds                                                      891.2                        205.5
  Pending policyholder claims                                                   255.2                        245.6
  Surplus notes and notes payable                                               275.0                        275.0
  Federal income taxes                                                              -                         87.0
  Other liabilities and accrued expenses                                        331.3                        267.0
  Deferred gain on indemnity reinsurance                                         62.3                         67.5
  Liabilities related to separate accounts                                    5,206.8                      7,633.1
------------------------------------------------------------------------------------------------------------------
    TOTAL LIABILITIES                                                        17,451.4                     18,600.2
==================================================================================================================
SHAREHOLDER'S EQUITY
  Common stock, no par value - authorized
    1,000 shares; issued and outstanding 100 shares                                 -                            -
  Retained earnings                                                           1,317.5                      1,278.0
  Accumulated other comprehensive income (loss):
    Unrealized appreciation (depreciation) of securities, net of tax           (233.8)                        54.5
    Benefit plans, net of tax                                                   (41.4)                       (11.7)
------------------------------------------------------------------------------------------------------------------
    TOTAL SHAREHOLDER'S EQUITY                                                1,042.3                      1,320.8
------------------------------------------------------------------------------------------------------------------
    TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                              $18,493.7                    $19,921.0
==================================================================================================================

    The accompanying notes are an integral part of the consolidated financial statements.

ONEAMERICA FINANCIAL PARTNERS, INC.
CONSOLIDATED STATEMENTS OF OPERATIONS

                                                                                Year ended December 31
                                                                            ------------------------------
(in millions)                                                                   2008       2007       2006
----------------------------------------------------------------------------------------------------------
REVENUES:
  Insurance premiums and other considerations                               $  342.9   $  344.4   $  406.4
  Policy and contract charges                                                  181.0      190.4      173.9
  Net investment income                                                        584.2      534.3      522.6
  Realized investment losses, net                                              (20.6)      (2.7)      (5.3)
  Other income                                                                  22.4       37.4       28.8
----------------------------------------------------------------------------------------------------------
    TOTAL REVENUES                                                           1,109.9    1,103.8    1,126.4
==========================================================================================================
BENEFITS AND EXPENSES:
  Policy benefits                                                              369.0      355.3      399.4
  Interest expense on annuities and financial products                         265.7      238.6      235.6
  General operating expenses                                                   194.8      190.9      193.3
  Commissions                                                                   59.5       66.1       73.1
  Amortization                                                                 117.6       85.2       84.9
  Dividends to policyholders                                                    29.1       27.4       27.0
  Interest expense on surplus notes and notes payable                           19.8       19.8       19.8
----------------------------------------------------------------------------------------------------------
    TOTAL BENEFITS AND EXPENSES                                              1,055.5      983.3    1,033.1
==========================================================================================================
Income before income tax expense                                                54.4      120.5       93.3
Income tax expense                                                              14.9       32.4       25.6
----------------------------------------------------------------------------------------------------------
    NET INCOME                                                              $   39.5   $   88.1   $   67.7
==========================================================================================================

    The accompanying notes are an integral part of the consolidated financial statements.

ONEAMERICA FINANCIAL PARTNERS, INC.
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME

                                                                              ACCUMULATED OTHER
                                                                         COMPREHENSIVE INCOME (LOSS)
                                                                         ---------------------------
                                                                         UNREALIZED
                                                                        APPRECIATION/
                                                                       (DEPRECIATION)       BENEFIT
                                             COMMON     RETAINED       OF SECURITIES,        PLANS,
(IN MILLIONS)                                STOCK      EARNINGS         NET OF TAX       NET OF TAX      TOTAL
-----------------------------------------------------------------------------------------------------------------
BALANCES, DECEMBER 31, 2005                  $-         $1,127.0          $  68.2           $ (0.4)      $1,194.8
Comprehensive income:
    Net income                                -             67.7                -                -           67.7
    Other comprehensive income (loss)         -                -            (47.3)             0.4          (46.9)
                                                                                                         --------
Total comprehensive income                                                                                   20.8
Cumulative effect adjustment
    from adoption of SAB No. 108              -              7.1                -                -            7.1
-----------------------------------------------------------------------------------------------------------------
BALANCES, DECEMBER 31, 2006                   -          1,201.8             20.9                -        1,222.7
Comprehensive income:
    Net income                                -             88.1               -                 -           88.1
    Other comprehensive income (loss)         -               -              33.6                -           33.6
                                                                                                         --------
Total comprehensive income                                                                                  121.7
Cumulative effect adjustments;
    Adoption of SOP 05-1, net of tax          -            (11.5)               -                -          (11.5)
    Adoption of SFAS No. 158, net of tax      -             (0.4)               -            (11.7)         (12.1)
-----------------------------------------------------------------------------------------------------------------
BALANCES, DECEMBER 31, 2007                   -          1,278.0             54.5            (11.7)       1,320.8
Comprehensive income (loss):
    Net income                                -             39.5                -                -           39.5
    Other comprehensive income (loss)         -                -           (288.3)           (29.7)        (318.0)
                                                                                                         --------
Total comprehensive income (loss)                                                                          (278.5)
-----------------------------------------------------------------------------------------------------------------
BALANCES, DECEMBER 31, 2008                  $-         $1,317.5          $(233.8)          $(41.4)      $1,042.3
=================================================================================================================

    The accompanying notes are an integral part of the consolidated financial statements.

ONEAMERICA FINANCIAL PARTNERS, INC.
CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                                  Year ended December 31
                                                                            ---------------------------------
(in millions)                                                                    2008        2007        2006
-------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income                                                                  $    39.5   $    88.1   $    67.7
Adjustments to reconcile net income to net cash:
    Amortization                                                                117.6        85.2        84.9
    Depreciation                                                                 14.1        14.2        15.7
    Deferred taxes                                                               (5.9)        8.5        10.8
    Realized investment losses, net                                              20.6         2.7         5.3
    Policy acquisition costs capitalized                                        (86.3)      (80.8)      (90.6)
    Interest credited to deposit liabilities                                    254.2       241.0       235.8
    Fees charged to deposit liabilities                                         (81.4)      (78.1)      (76.6)
    Amortization and accrual of investment income                                (7.3)       (4.4)       (3.3)
    Increase (decrease) in insurance liabilities                                139.8       (24.9)      125.1
    Increase in other assets                                                   (117.6)       (1.6)     (170.6)
    Increase (decrease) in other liabilities                                     16.8        28.0       (43.5)
-------------------------------------------------------------------------------------------------------------
Net cash provided by operating activities                                       304.1       277.9       160.7
=============================================================================================================
CASH FLOWS FROM INVESTING ACTIVITIES:
  Purchases:
    Fixed maturities, available-for-sale                                     (1,911.0)   (1,317.5)     (846.4)
    Equity securities                                                           (67.9)       (8.3)      (12.1)
    Mortgage loans                                                             (181.8)     (230.5)     (180.0)
    Real estate                                                                  (3.1)      (14.6)       (2.1)
    Short-term and other invested assets                                         (5.8)      (13.7)       (3.4)
  Proceeds from sales, calls or maturities:
    Fixed maturities, available-for-sale                                        798.3       801.0       885.4
    Equity securities                                                             2.4        10.8         9.0
    Mortgage loans                                                              156.7       187.2       166.8
    Real estate                                                                   4.0         4.6         0.9
    Short-term and other invested assets                                          9.6        27.2         3.2
  Net transfer from disposal of financial institutions operations                   -           -        11.3
  Transfer from indemnity reinsurance transactions, net                             -       551.9           -
-------------------------------------------------------------------------------------------------------------
Net cash provided (used) by investing activities                             (1,198.6)       (1.9)       32.6
=============================================================================================================
CASH FLOWS FROM FINANCING ACTIVITIES:
    Deposits to insurance liabilities                                         3,039.8     2,025.6     1,854.1
    Withdrawals from insurance liabilities                                   (2,047.7)   (2,325.2)   (2,074.8)
    Other                                                                        (8.9)       10.8        (2.3)
-------------------------------------------------------------------------------------------------------------
Net cash provided (used) by financing activities                                983.2      (288.8)     (223.0)
=============================================================================================================
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS                             88.7       (12.8)      (29.7)
=============================================================================================================
CASH AND CASH EQUIVALENTS BEGINNING OF YEAR                                     152.7       165.5       195.2
=============================================================================================================
CASH AND CASH EQUIVALENTS END OF YEAR                                       $   241.4   $   152.7   $   165.5
=============================================================================================================
NON-CASH TRANSACTIONS RELATED TO THE INDEMNITY REINSURANCE TRANSACTIONS:
  Policy loans                                                              $       -   $    39.8   $       -
  Transfer of reserves, net                                                         -       591.7           -
=============================================================================================================

    The accompanying notes are an integral part of the consolidated financial statements.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  NATURE OF OPERATIONS

    OneAmerica Financial Partners, Inc. (OneAmerica or the Company) is a wholly owned subsidiary of American United Mutual Insurance Holding Company (AUMIHC), a mutual insurance holding company based in Indiana. The consolidated financial statements of OneAmerica include the accounts of OneAmerica and its subsidiaries; American United Life Insurance Company
    (AUL), OneAmerica Securities Inc., The State Life Insurance Company (State
    Life), AUL Reinsurance Management Services, LLC, Pioneer Mutual Life Insurance Company (PML) and R.E. Moulton, Inc (Moulton). AUMIHC will at all times, in accordance with the Indiana Mutual Holding Company Law, control at least a majority of the voting shares of the capital stock of AUL, State Life and PML through OneAmerica. Policyholder membership rights exist at AUMIHC, while the policyholder contract rights remain with AUL, State Life or PML.

    The Company's focus is to provide a range of insurance and financial products and services to customers throughout the United States. Business is conducted through three primary operating divisions:

    o Through the Retirement Services Division the Company offers 401(k) and other corporate retirement plans, tax deferred annuity plans and individual retirement account rollover products to the employer-sponsored market and to retired individuals. These products are distributed through sales and service representatives located in regional offices, selling through independent agents and brokers, third-party administrators, employee benefit plan marketing organizations and the Company's career agents.

    o Individual Operations offers a broad range of life, annuity and long-term care products to individuals, families, small business owners and the retirement and pre-retirement markets. Products marketed by Individual Operations are distributed through a career agency force, brokers, personal producing general agents and banks.

    o Employee Benefits Operations offers traditional and voluntary group life and disability and medical stop loss products primarily to employer groups. These products are distributed through regional sales representatives, selling through brokers, agents and marketing alliances, third party administrators and managing general underwriters.

2.  SIGNIFICANT ACCOUNTING POLICIES

    BASIS OF PRESENTATION

    The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). Significant intercompany transactions have been eliminated. AUL, State Life, and PML file separate financial statements with insurance regulatory authorities, which are prepared on the basis of statutory accounting practices that are significantly different from financial statements prepared in accordance with GAAP. These financial statements are described in detail in Note 14-Statutory Information.

    The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2.  SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

    INVESTMENTS

    Fixed maturity securities, which may be sold to meet liquidity and other needs of the Company, are categorized as available-for-sale and are stated at fair value. Unrealized gains and losses resulting from carrying available-for-sale securities at fair value are reported in equity, net of deferred taxes and valuation adjustment. Equity securities are stated at fair value.

    Costs incurred or fees received upon origination of investments are deferred. Such costs, fees, discounts and premiums are amortized as yield adjustments over the contractual lives of the investments. The Company considers anticipated prepayments on mortgage-backed securities in determining estimated future yields on such securities.

    Mortgage loans on real estate are carried at their unpaid principal balance, less an impairment allowance for estimated uncollectible amounts. Real estate is reported at cost, less accumulated depreciation. Depreciation is calculated (straight line) over the estimated useful lives of the related assets. Investment in real estate is net of accumulated depreciation of $53.1 million and $49.0 million at December 31, 2008 and 2007, respectively. Depreciation expense for investment in real estate amounted to $2.8 million, $2.9 million and $2.5 million for 2008, 2007, and 2006, respectively. Policy loans are carried at their unpaid balance. Other invested assets are reported at cost, plus the Company's equity in undistributed net equity since acquisition. Short-term investments include investments with maturities of one year or less at the date of acquisition and are carried at amortized cost, which approximates market value. Short-term certificates of deposit and savings certificates with durations less than three months are considered to be cash equivalents. The carrying amount for cash and cash equivalents approximates market value.

    Realized gains and losses on sale or call of investments are based upon specific identification of the investments sold and do not include amounts allocable to separate accounts. GAAP requires that a decline in the fair value of a security below its amortized cost basis be assessed to determine if the decline is other-than-temporary. In accordance with the Company's investment policy, factors considered in determining whether declines in the fair value of securities are other-than-temporary include 1) the significance of the decline, 2) the ability and intent to retain the investment for a sufficient period of time for it to recover 3) the time period during which there has been a significant decline in value, and 4) fundamental analysis of the liquidity, business prospects, and overall financial condition of the issuer. If after this review, a security is deemed to be other-than-temporarily impaired, a net realized loss is recorded for the difference between the fair value and amortized cost basis of the security. The fair value of the impaired investment becomes its new cost basis.

    DEFERRED POLICY ACQUISITION COSTS

    The costs of acquiring new business, which vary with and are primarily related to the production of new business, have been deferred to the extent that such costs are deemed recoverable. Such costs include commissions, certain costs of policy underwriting and issue, and certain variable distribution expenses. These costs are amortized with interest over the lifetime of the contract, which is approximated as follows:

    o For participating whole life insurance products, over 30 years in relation to the present value of estimated gross margins from expenses, investments and mortality, discounted using the expected investment yield.

    o For universal life policies and investment contracts, over 30 years and 20 years, respectively, in relation to the present value of estimated gross profits from surrender charges and investment, mortality and expense margins, discounted using the interest rate credited to the policy.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2.  SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

    o For recently issued term life insurance products, over the level premium period, which ranges from 10 to 20 years, in relation to the anticipated annual premium revenue, using the same assumptions used in calculating policy benefits. For older term life insurance products, over 30 years, in relation to the anticipated annual premium revenue, using the same assumptions used in calculating policy benefits.

    o For miscellaneous group life and individual and group health policies, straight-line over the expected life of the policy.

    For universal life contracts, investment contracts and participating whole life policies, the accumulated amortization is adjusted (increased or decreased) whenever there is a material change in the estimated gross profits of gross margins expected over the life of a block of business to maintain a constant relationship between cumulative amortization and the present value of gross profits or gross margins. For most other contracts, the unamortized asset balance is reduced by a charge to income only when the present value of future cash flows, net of the policy liabilities, is not sufficient to cover such asset balance.

    A significant assumption in the amortization of deferred acquisition costs for the variable annuity and variable universal life insurance products relates to projected separate account performance. Management sets estimated gross profit assumptions using a long-term view of expected average market returns by applying a reversion to the mean approach. Under this approach, we consider actual returns over a period of time and adjust future projected returns for the next four years so that the assets grow at the expected rate of return for that entire period. If the projected future rate of return is greater than our maximum future rate of return (15 percent), the maximum future rate of return is used; if the projected future rate of return is less than our minimum future rate of return (0 percent), the minimum future rate of return is used. The future projected return beginning in 2013 is 8.50 percent. These rates are stated prior to any charges that the Company assesses or recognizes on the accumulated balances, but net of fund management fees of the separate accounts.

    Deferred acquisition costs, for applicable products, are adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in "Accumulated other comprehensive income" and this adjustment is reflected as "valuation adjustment" in Note 5-Other Comprehensive Income (Loss) and
    Note 7-Valuation of Business Acquired. The valuation adjustment for certain products has been limited based on the original capitalized amount.

    Recoverability of the unamortized balance of deferred policy acquisition costs is evaluated regularly.

    PROPERTY AND EQUIPMENT

    Property and equipment includes real estate owned and occupied by the Company. Property and equipment is carried at cost, net of accumulated depreciation of $112.4 million and $110.4 million as of December 31, 2008 and 2007, respectively. The Company provides for depreciation of property and equipment using the straight-line method over its estimated useful life. Depreciation expense for 2008, 2007 and 2006 was $11.3 million, $11.0 million and $13.2 million, respectively.

    ASSETS HELD IN SEPARATE ACCOUNTS

    Separate accounts are funds on which investment income and gains or losses accrue directly to certain policies, primarily variable annuity contracts, equity-based pension and profit sharing plans and variable universal life policies. The assets of these accounts are legally segregated and are valued at fair value. The related liabilities are recorded at amounts equal to the underlying assets; the fair value of these liabilities is equal to their carrying amount.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2.  SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

    PREMIUM REVENUE AND BENEFITS TO POLICYHOLDERS

    The premiums and benefits for whole life and term insurance products and certain annuities with life contingencies (immediate annuities) are fixed and guaranteed. Such premiums are recognized as premium revenue when due. Group insurance premiums are recognized as premium revenue over the time period to which the premiums relate. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for liabilities for future policy benefits and the amortization of deferred policy acquisition costs.

    Universal life policies and investment contracts are policies with terms that are not fixed and guaranteed. The terms that may be changed could include one or more of the amounts assessed the policyholder, premiums paid by the policyholder or interest credited to policyholder balances. The amounts collected from policyholders for these policies are considered deposits, and only the deductions during the period for cost of insurance, policy administration and surrenders are included in revenue. Policy benefits and claims that are charged to expense include net interest credited to contracts and benefit claims incurred in the period in excess of related policy account balances.

    RESERVES FOR FUTURE POLICY AND CONTRACT BENEFITS

    Liabilities for future policy benefits for participating whole life policies are calculated using the net level premium method and assumptions as to interest and mortality. The interest rate is the dividend fund interest rate and the mortality rates are those guaranteed in the calculation of cash surrender values described in the contract. Liabilities for future policy benefits for traditional and nonparticipating insurance and life reinsurance policies are calculated using the net level premium method and assumptions as to investment yields, mortality, withdrawals and expenses. The assumptions are based on projections of past experience and include provisions for possible unfavorable deviation. These assumptions are made at the time the contract is issued. Liabilities for future policy benefits on universal life and investment contracts consist principally of policy account values, plus certain deferred policy fees, which are amortized using the same assumptions and factors used to amortize the deferred policy acquisition costs. If the future benefits on investment contracts are guaranteed (immediate annuities with benefits paid for a period certain), the liability for future benefits is the present value of such guaranteed benefits. The liabilities for group products are generally calculated as an unearned premium reserve. Claim liabilities include provisions for reported claims and estimates based on historical experience for claims incurred but not reported.

    CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS

    The Company's liability for future policy benefits includes general account liabilities for guarantees on variable annuity contracts, including Guarantee Minimum Death Benefits (GMDB), Guarantee Minimum Accumulation Benefits (GMAB), Guaranteed Minimum Withdrawal Benefits (GMWB) and Guaranteed Minimum Income Benefits (GMIB). The GMAB, GMWB, and a small block of GMIB benefits are embedded derivatives, and accounted for under FAS 133 and FAS 157 (refer to Note 15-Fair Value). The reserves for these benefits are carried at fair value with changes in fair value included in policy benefits. The GMDB and most of the GMIB benefits are accounted for under SOP 03-1.

    The Company's exposure to and reserves for these benefits is summarized below. Some variable annuity contracts may contain both a death benefit guarantee and either a GMIB, GMAB, or GMWB. The total account value for our variable annuities that offer some type of guarantee was $1,083.8 million and $1,448.6 million at December 31, 2008 and 2007, respectively.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2.  SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

                                                            AS OF DECEMBER 31,
                                                         -----------------------
(in millions)                                                2008           2007
--------------------------------------------------------------------------------
Guaranteed Minimum Death Benefit
  Total account value                                    $1,083.8       $1,516.6
  Net amount at risk (1)                                    278.7           25.4
  GAAP reserve                                                3.6            1.4
Guaranteed Minimum Income Benefit
  Total account value                                    $  262.6       $  441.9
  GAAP reserve                                               13.4            3.4
Guaranteed Minimum Accumulated Benefit
  Total account value                                    $   16.6       $   19.9
  GAAP reserve                                                2.9            0.1
Guaranteed Minimum Withdrawal Benefit
  Total account value                                    $  107.2       $   29.7
  GAAP reserve                                               18.5            0.1
================================================================================

(1) Represents the amount of death benefit in excess of the account value.

The Company defers certain sales inducements and amortizes them over the anticipated life of the policy as a result of the Company's adoption of SOP 03-01 "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-01). Sales inducements deferred totaled $8.8 million, $9.0 million and $7.4 million for 2008, 2007 and 2006, respectively. Amounts amortized totaled $3.3 million, $2.8 million and $1.6 million for 2008, 2007 and 2006, respectively. The unamortized balance of deferred sales inducements are included in "other assets" and totaled $31.7 million and $26.2 million at December 31, 2008 and 2007, respectively.

INCOME TAXES

The provision for income taxes includes amounts currently payable and deferred income taxes resulting from the temporary differences in the assets and liabilities determined on a tax and financial reporting basis.

COMPREHENSIVE INCOME

Comprehensive income is the change in equity of the Company that results from recognized transactions and other economic events of the period other than transactions with the policyholders. Comprehensive income includes net income, the impact of cumulative adjustments resulting from the adoption of accounting pronouncements, net unrealized gains (losses) on available-for-sale securities and changes in benefits plans, including changes in pension liability.

RECLASSIFICATION

Certain 2007 and 2006 financial statement balances have been reclassified to conform to the 2008 presentation.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2.  SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

    DERIVATIVES

    The Company has adopted FAS No. 133, "Accounting for Derivative Instruments and Hedging Activities," which establishes accounting and reporting standards for derivative instruments and hedging activities, and requires recognition of all derivatives as either assets or liabilities measured at fair value. At December 31, 2008, the Company did not hold any derivative instruments or hedges.

    GOODWILL AND OTHER INTANGIBLE ASSETS

    FAS No. 141, "Business Combinations", requires the Company to account for all business combinations within the scope of the statement under the purchase method except for mergers of mutual companies. FAS No. 142, "Goodwill and Other Intangible Assets," requires that an intangible asset acquired either individually or with a group of other assets shall initially be recognized and measured based on fair value. An intangible asset with a finite life is amortized over its useful life; an intangible asset with an indefinite useful life, including goodwill, is not amortized. All indefinite lived intangible assets shall be tested for impairment at least annually in accordance with FAS No. 142. The Company performed this test during 2008 and 2007 and determined the carrying value of goodwill was not impaired.

    The Company ceased the amortization of goodwill as of January 1, 2002. Total goodwill, which is included in "other assets" on the consolidated balance sheet, was $17.3 million at both December 31, 2008 and 2007.

    The Company reports a financial asset representing the value of business acquired ("VOBA"), which is an intangible asset with a finite life. VOBA represents the present value of future profits embedded in acquired insurance and annuities. VOBA is being amortized over the expected life of the acquired contracts based on estimated gross profits from the contracts and anticipated future experience, which is updated periodically. The effects of changes in estimated gross profits, which are evaluated regularly, are reflected in amortization expense in the period such estimates of expected future profits are revised. For further detail refer to Note 3-Acquisitions and Other Significant Transactions and Note 7-Value of Business Acquired.

    RECENT ACCOUNTING PRONOUNCEMENTS

    In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN
    48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Company's tax returns to determine whether the tax positions are "more likely than not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. The guidance is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Company has adopted FIN 48, refer to Note 10-Federal Income Taxes for additional discussion detail.

    In January 2009, the FASB issued FSP EITF 99-20-1, "Amendments to the Impairment Guidance of EITF Issue No. 99-20". This FSP revises other-than-temporary-impairment guidance for beneficial interests in securitized financial assets that are within the scope of Issue 99-20. This FSP is effective for reporting periods ending after December 15, 2008. The Company's adoption of FSP EITF 99-20-1 did not have a material effect on the Company's consolidated financial statement.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2.  SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

    In December 2007, the FASB issued FAS 141R, "Business Combinations" (FAS
    141R). The objective of FAS 141R is to improve the relevance, representational faithfulness, and comparability of the information reported in the financial reports about a business combination and its effects. This statement is to be applied prospectively to business combinations in the first annual reporting period beginning on or after December 15, 2008. The Company will adopt FAS 141R for all business combinations beyond 2008.

    The FASB issued FAS 155, "Accounting for Certain Hybrid Financial Instruments" (FAS 155) in February 2006 and is effective for 2007. FAS 155 amends FASB Statement No. 133, "Accounting for Derivative Instruments and Hedging Activities" and FASB Statement No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities". FAS 155 permits the fair value remeasurement of hybrid investments containing an embedded derivative. The Company's adoption of FAS 155 did not have a material effect on the Company's consolidated financial statements.

    In September 2006, the FASB issued FAS 157, "Fair Value Measurements" (FAS
    157). This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The changes to current generally accepted accounting principles from the application of this statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. Refer to Note 15-Fair Value for FAS 157 disclosure detail.

    In February 2008, the FASB issued FAS 157-2, "Effective Date of FASB Statement No. 157" (FAS 157-2). This FAS applies to nonfinancial assets and nonfinancial liabilities, except for items that are recognized or disclosed at fair value in the financial statements on a recurring basis. FAS 157-2 delays the effective date of FAS 157 for those items to fiscal years beginning after November 15, 2008. The Company's adoption of this guidance, beginning on January 1, 2009, is not expected to have a material effect on the Company's consolidated financial statements.

    In April 2008, the FASB issued FAS 157-3, "Determining the Fair Value of a Financial Asset When the Market for That Asset is Not Active" (FAS 157-3). This FAS clarifies the application of FAS 157 in a market that is not active and applies to financial assets within the scope of accounting pronouncements that require or permit fair value measurements in accordance with FAS 157. The FAS is effective upon issuance. The Company's adoption of this guidance did not have a material effect on the Company's consolidated financial statements.

    In September 2006, the FASB issued FAS 158, "Employers' Accounting for Defined Benefit Pension and Other Postretirement Plan" (FAS 158). This statement requires recognition of the overfunded or underfunded status of defined benefit pension and other postretirement plans as an asset or a liability in the balance sheet and changes in the funded status to be recognized in other comprehensive income. The statement also requires the measurement of the funded status of a plan as of the date of the balance sheet. The Company has adopted FAS 158, refer to Note 9-Benefits Plans for additional detail.

    In February 2007, the FASB issued FAS 159, "The Fair Value Option for Financial Assets and Financial Liabilities - including an amendment of FAS 115" (FAS 159). This standard permits entities to make an irrevocable election, on specific election dates, to measure financial instruments and certain other items at fair value. FAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The Company elected not to adopt the fair value option for any financial assets or liabilities.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2.  SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

    In December 2007, the FASB issued FAS 160, "Noncontrolling Interest in Consolidated Financial Statements" (FAS 160), which establishes standards for the accounting and reporting of noncontrolling interests in subsidiaries in consolidated financial statements and for the loss of control of subsidiaries. FAS 160 is effective for financial statements issued for fiscal years beginning after December 15, 2008. OneAmerica does not currently have an outstanding noncontrolling interest in any of its subsidiaries. The Company will adopt FAS 160 for all acquisitions beyond 2008, in which a noncontrolling interest is obtained or if the ownership percentage of existing subsidiaries is reduced.

    In September 2005, the Accounting Standards Executive Committee issued SOP 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts" (SOP 05-1) for 2007. SOP 05-1 provides guidance on internal replacements of insurance and investment contracts, whereby an existing policyholder exchanges a current contract for a new contract, and whether certain acquisition costs associated with the original contract may continue to be deferred or must be expensed immediately. Under the terms of SOP 05-1, internal replacements qualifying for continued deferral of original acquisition costs must demonstrate that the new contract is substantially unchanged from the original contract, including coverage provided, insured individual, investment returns, and any dividend participation rights. The implementation of SOP 05-1 reduced retained earnings by $11.5 million, net of tax in 2007.

3.  ACQUISITIONS AND OTHER SIGNIFICANT TRANSACTIONS

    Effective July 1, 2007, AUL and Transamerica Life Insurance Company entered into an agreement whereby AUL acquired, through an indemnity reinsurance transaction, a significant block of 403(b) business.

    The following table represents the assets and liabilities assumed in 2007:

(in millions)
--------------------------------------------------------------------------------
Total invested assets                                                     $591.7
Deferred acquisition costs                                                  65.6
Reinsurance receivable                                                      76.4
--------------------------------------------------------------------------------
  Total assets acquired                                                   $733.7
--------------------------------------------------------------------------------
Policy reserves                                                           $656.1
Other liabilities and accrued expenses                                      77.6
--------------------------------------------------------------------------------
  Total liabilities assumed                                               $733.7
================================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

3.  ACQUISITIONS AND OTHER SIGNIFICANT TRANSACTIONS, CONTINUED

    On May 1, 2006, AUL disposed of its Financial Institutions operations. This transaction included the Financial Institutions reporting unit consisting of CNL Financial Corporation (CNL) and its subsidiaries and all credit-related insurance business issued by AUL. The sale was a stock sale of the CNL companies and an indemnity reinsurance arrangement for AUL's Financial Institutions business. The transaction did not result in a material gain or loss to the enterprise and resulted in net proceeds of $11.3 million received in 2006.

    In October 2005, State Life assumed a block of life insurance and annuity contracts from Golden Rule Insurance Company (Golden Rule), a subsidiary of United Healthcare, Inc. under an indemnity reinsurance agreement. The transaction included a transfer of cash, accrued interest and invested assets of $1,675.8 million to State Life, net of a ceding commission to Golden Rule. The transaction resulted in VOBA of $117.1 million. Also refer to Note 7-Value of Business Acquired for further detail regarding current VOBA activity.

    On July 1, 2002, Employers Reassurance Corporation (ERAC) began reinsuring the majority of the Company's reinsurance operations, including its life, long term care and international reinsurance business. The transaction structure involved two indemnity reinsurance agreements and the sale of certain assets. The liabilities and obligations associated with the reinsured contracts remain on the balance sheet of the Company with a corresponding reinsurance receivable from ERAC. In connection with the transaction, a trust account has been established which provides for securities to be held in support of the reinsurance receivables. The market value of investments held in this trust was $1,400.9 million at December 31, 2008.

    As a result of the ERAC transaction, a deferred gain of $107.1 million was generated, and was recorded as a deferred gain on the Company's balance sheet in accordance with the requirements of FAS 113, "Reporting for Reinsurance of Short-Duration and Long-Duration Contracts." The gain is being amortized into earnings at the rate that earnings on the reinsured business are expected to emerge. The Company recognized $5.2 million, $13.2 million and $4.8 million of deferred gain amortization in 2008, 2007 and 2006, respectively, which is included in other income. The increase in 2007 deferred gain amortization was caused by a liability commutation arrangement agreed to by ERAC and a ceding company from the Long Term Care reinsurance business. The commutation extinguished the liability held by AUL and accelerated recognition of a portion of the deferred gain.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4.  INVESTMENTS

    The amortized cost and fair value of investments in fixed maturity and marketable equity securities by type of investment were as follows:

                                                                             DECEMBER 31, 2008
----------------------------------------------------------------------------------------------------------------
                                                                             GROSS UNREALIZED
DESCRIPTION OF SECURITIES                               AMORTIZED         ---------------------           FAIR
(in millions)                                             COST             GAINS         LOSSES          VALUE
----------------------------------------------------------------------------------------------------------------
Available-for-sale:
Obligations of U.S. government, states,
   political subdivisions and
   foreign governments                                   $  144.2         $  9.6         $  8.9         $  144.9
Corporate securities                                      6,338.2           77.3          535.9          5,879.6
Mortgage-backed securities                                1,904.0           62.5           56.7          1,909.8
----------------------------------------------------------------------------------------------------------------
     Total fixed maturities                               8,386.4          149.4          601.5          7,934.3
Equity securities                                           102.6            1.7           13.6             90.7
----------------------------------------------------------------------------------------------------------------
     Total                                               $8,489.0         $151.1         $615.1         $8,025.0
================================================================================================================

                                                                             DECEMBER 31, 2007
----------------------------------------------------------------------------------------------------------------
                                                                             GROSS UNREALIZED
DESCRIPTION OF SECURITIES                               AMORTIZED         ---------------------          FAIR
(in millions)                                             COST             GAINS         LOSSES          VALUE
----------------------------------------------------------------------------------------------------------------
Available-for-sale:
Obligations of U.S. government, states,
   political subdivisions and
   foreign governments                                   $  159.9         $  4.6          $ 2.5         $  162.0
Corporate securities                                      5,318.1          129.9           66.2          5,381.8
Mortgage-backed securities                                1,812.7           24.5           11.7          1,825.5
----------------------------------------------------------------------------------------------------------------
     Total fixed maturities                               7,290.7          159.0           80.4          7,369.3
Equity securities                                            35.5           12.6            0.3             47.8
----------------------------------------------------------------------------------------------------------------
     Total                                               $7,326.2         $171.6          $80.4         $7,417.1
================================================================================================================

    The following tables show the gross unrealized losses and fair value of Company's investments with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4.  INVESTMENTS, CONTINUED

    Gross Unrealized Loss Positions for Fixed Maturities as of December 31,
    2008:

-----------------------------------------------------------------------------------------------------------------------------
                                                LESS THAN 12 MONTHS           12 MONTHS OR MORE               TOTAL
                                              -----------------------      ----------------------    ------------------------
DESCRIPTION OF SECURITIES                       FAIR       UNREALIZED       FAIR       UNREALIZED    FAIR          UNREALIZED
(in millions)                                   VALUE        LOSSES         VALUE        LOSSES      VALUE           LOSSES
-----------------------------------------------------------------------------------------------------------------------------
Obligations of U.S. government, states,
   political subdivisions and
   foreign governments                        $   34.9       $  5.3        $   14.5      $  3.6     $   49.4          $  8.9
Corporate securities                           3,129.0        323.0         1,061.5       212.9      4,190.5           535.9
Mortgage-backed securities                       224.9         41.1            99.1        15.6        324.0            56.7
-----------------------------------------------------------------------------------------------------------------------------
                                              $3,388.8       $369.4        $1,175.1      $232.1     $4,563.9          $601.5
=============================================================================================================================

    Gross Unrealized Loss Positions for Fixed Maturities as of December 31,
    2007:

-----------------------------------------------------------------------------------------------------------------------------
                                                LESS THAN 12 MONTHS           12 MONTHS OR MORE               TOTAL
                                              -----------------------      ----------------------    ------------------------
DESCRIPTION OF SECURITIES                       FAIR       UNREALIZED       FAIR       UNREALIZED      FAIR        UNREALIZED
(in millions)                                   VALUE        LOSSES         VALUE        LOSSES        VALUE         LOSSES
-----------------------------------------------------------------------------------------------------------------------------
Obligations of U.S. government, states,
   political subdivisions and
   foreign governments                        $   18.3       $ 1.0         $   50.1       $ 1.5      $    68.4        $ 2.5
Corporate securities                           1,090.4        25.7          1,195.4        40.5        2,285.8         66.2
Mortgage-backed securities                       363.3         3.7            358.7         8.0          722.0         11.7
-----------------------------------------------------------------------------------------------------------------------------
                                              $1,472.0       $30.4         $1,604.2       $50.0      $ 3,076.2        $80.4
=============================================================================================================================

    OBLIGATIONS OF U.S. GOVERNMENT, STATES, POLITICAL SUBDIVISIONS AND FOREIGN GOVERNMENTS. The unrealized losses on the Company's investments in obligations of U.S. government, states, political subdivisions and foreign governments were primarily caused by interest rate changes. The contractual terms of these investments do not permit the issuer to settle the securities at a price less than the amortized cost of the investment. Because the Company has the ability and intent to hold these investments until a recovery of fair value, which may be maturity, the Company does not consider these investments to be other-than-temporarily impaired at December 31, 2008.

    CORPORATE SECURITIES. The $535.9 million of gross unrealized losses is comprised of $482.1 million related to investment grade securities and $53.8 million related to below investment grade securities. Approximately $215.6 million of the total gross unrealized losses represented declines in value of greater than 20 percent, none of which had been in that position for a period of more than 12 months and of that total, $4.5 million were more than 9 months. The $212.9 million of gross unrealized losses of 12 month or more crossed all sectors of business and were mostly due to widening credit spreads. There were no individual issuers with gross unrealized losses greater than $5.7 million. Based on the Company's policy surrounding other-than-temporary impairments and the Company's ability and intent to hold these investments until a recovery of fair value, which may be maturity, the Company does not consider these investments to be other-than-temporarily impaired at December 31, 2008.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4.  INVESTMENTS, CONTINUED

    MORTGAGE BACKED SECURITIES. The unrealized losses on the Company's investment in federal agency mortgage backed securities were caused by interest rate changes. The Company purchased these investments at a discount relative to their face amount, and the contractual cash flows of these investments are guaranteed by an agency of the U.S. government. Accordingly, the Company expects to receive all contractual cash flows and expects that the securities would not be settled at a price less than the amortized cost of the Company's investment. Because the decline in market value is attributable to changes in interest rates and not credit quality and because the Company has the ability and intent to hold these investments until a recovery of fair value, which may be maturity, the Company does not consider these investments to be other-than-temporarily impaired at December 31, 2008.

    Gross Unrealized Loss Positions for Marketable Equity Securities:

--------------------------------------------------------------------------------------------------------------------------
                                                 LESS THAN 12 MONTHS       12 MONTHS OR MORE                TOTAL
                                                ---------------------    ---------------------    ------------------------
DESCRIPTION OF SECURITIES                       FAIR       UNREALIZED    FAIR       UNREALIZED    FAIR          UNREALIZED
(in millions)                                   VALUE        LOSSES      VALUE        LOSSES      VALUE           LOSSES
--------------------------------------------------------------------------------------------------------------------------
December 31, 2008                               $39.4        $10.5       $4.8          $3.1       $44.2           $13.6
December 31, 2007                               $ 1.3        $ 0.3       $0.1          $  -       $ 1.4           $ 0.3
==========================================================================================================================

    MARKETABLE EQUITY SECURITIES. As of December 31, 2008, gross unrealized losses on equity securities were $13.6 million. Because the Company has the ability and intent to hold these investments until a recovery of fair value, the Company does not consider these investments to be other-than-temporarily impaired at December 31, 2008.

    The amortized cost and fair value of fixed maturity securities at December 31, 2008, by contractual average maturity, are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                         AVAILABLE-FOR-SALE
                                                   --------------------------------
(in millions)                                      AMORTIZED COST       FAIR VALUE
-----------------------------------------------------------------------------------
Due in one year or less                               $  194.0           $  192.0
Due after one year through five years                  2,151.5            2,058.7
Due after five years through 10 years                  2,730.1            2,517.8
Due after 10 years                                     1,406.8            1,256.0
-----------------------------------------------------------------------------------
                                                       6,482.4            6,024.5
Mortgage-backed securities                             1,904.0            1,909.8
-----------------------------------------------------------------------------------
                                                      $8,386.4           $7,934.3
===================================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4.  INVESTMENTS, CONTINUED

    Net investment income for the years ended December 31, consisted of the following:

(in millions)                                                          2008          2007          2006
-------------------------------------------------------------------------------------------------------
Fixed maturity securities                                            $461.1        $405.7        $395.1
Equity securities                                                       5.7           1.8           1.2
Mortgage loans                                                         97.9          99.1          99.5
Real estate                                                            19.0          16.9          16.1
Policy loans                                                           13.8          12.3          11.0
Other                                                                  15.5          23.0          22.9
-------------------------------------------------------------------------------------------------------
Gross investment income                                               613.0         558.8         545.8
Investment expenses                                                    28.8          24.5          23.2
-------------------------------------------------------------------------------------------------------
Net investment income                                                $584.2        $534.3        $522.6
=======================================================================================================

    Investment detail regarding fixed maturities for the years ended December 31, was as follows:

(in millions)                                                          2008          2007          2006
-------------------------------------------------------------------------------------------------------
Proceeds from the sale of investments in fixed maturities           $ 296.8        $329.2       $ 328.2
Gross realized gains on the sale of fixed maturities                    5.1           1.8           2.5
Gross realized losses on sale of fixed maturities                      (2.0)         (3.6)        (10.1)
Change in unrealized appreciation (depreciation)                     (530.7)         57.0        (111.4)
=======================================================================================================

    The Company does not accrue income on non-income producing investments. The Company did not have any non-income producing fixed maturity investments at either December 31, 2008 or 2007.

    Realized investment gains (losses), for the years ended December 31, consisted of the following:

(in millions)                                                          2008          2007          2006
-------------------------------------------------------------------------------------------------------
Fixed maturity securities                                            $  3.1         $(1.8)        $(7.6)
Equity securities                                                         -           1.0           1.2
Real estate and other                                                   0.7           2.8           1.1
Impairments                                                           (24.4)         (4.7)            -
-------------------------------------------------------------------------------------------------------
Realized investment losses                                           $(20.6)        $(2.7)        $(5.3)
=======================================================================================================

    The Company maintains a diversified mortgage loan portfolio and exercises internal limits on concentrations of loans by geographic area, industry, use and individual mortgagor. At December 31, 2008, the largest geographic concentrations of commercial mortgage loans were in Texas, California, and Indiana where approximately 28 percent of the portfolio was invested. A total of 33 percent of the mortgage loans have been issued on retail properties, primarily backed by long-term leases or guarantees from strong credits.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4.  INVESTMENTS, CONTINUED

    The Company had outstanding mortgage loan commitments of approximately $59.9 million and $42.7 million at December 31, 2008 and 2007, respectively.

    The Company has no exposure to losses from subprime loans. Additionally, the Company had no investments in securitized assets that are supported by subprime or Alt-A loans. Within the mortgage-backed securities portfolio, all of the residential mortgages are guaranteed by one of the three government-sponsored enterprises (FNMA, FHLMS, or GNMA), with one exception. This exception is a $5.0 million investment in a senior tranche of a non-agency mortgage backed security that is backed by jumbo prime loans.

5.  OTHER COMPREHENSIVE INCOME (LOSS)

    Accumulated other comprehensive income (loss), at December 31, consisted of the following:

(in millions)                                                        2008          2007          2006
-----------------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation):
   Fixed maturity securities                                      $(452.1)       $ 78.6        $ 21.6
   Equity securities                                                (11.9)         12.3          12.3
Valuation adjustment                                                104.3          (6.8)         (1.6)
Deferred taxes                                                      125.9         (29.6)        (11.4)
-----------------------------------------------------------------------------------------------------
Total unrealized appreciation (depreciation), net of tax           (233.8)         54.5          20.9
Benefit plans, net of tax                                           (41.4)        (11.7)            -
-----------------------------------------------------------------------------------------------------
Accumulated other comprehensive income (loss)                     $(275.2)       $ 42.8        $ 20.9
=====================================================================================================

    The components of comprehensive income (loss), other than net income, for the years ended December 31, are illustrated below:

(in millions)                                                        2008          2007          2006
-----------------------------------------------------------------------------------------------------
Other comprehensive income, net of tax:
Minimum pension liability adjustment,
   net of tax-2008, $0; 2007, $0; 2006, ($0.2)                    $     -        $    -        $  0.4
Change in benefit plan liability, net of tax - 2008, $16.0          (29.7)
Adoption of SFAS 158, net of tax-2007, $6.2                             -         (11.7)            -
Unrealized appreciation (depreciation) on securities,
   net of tax-2008, $155.5; 2007, ($18.2); 2006, $26.4             (286.3)         32.2         (52.3)
Reclassification adjustment for gains
   (losses) included in net income,
   net of tax-2008, $1.1; 2007, ($0.8); 2006, ($2.6)                 (2.0)          1.4           5.0
-----------------------------------------------------------------------------------------------------
Other comprehensive income (loss), net of tax                     $(318.0)       $ 21.9        $(46.9)
=====================================================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

6.  DEFERRED POLICY ACQUISITION COSTS

    The balances of and changes in deferred policy acquisition costs, for the years ended December 31, are as follows:

(in millions)                                                        2008          2007          2006
-----------------------------------------------------------------------------------------------------
Balance, beginning of year                                        $ 647.9        $600.6        $583.6
Acquired deferred acquisition costs                                     -          65.6             -
Capitalization of deferred acquisition costs                         86.3          80.8          90.6
Amortization of deferred acquisition costs                         (108.0)        (77.4)        (76.1)
Adoption of SOP 05-1                                                    -         (17.4)            -
Disposal of credit insurance operations                                 -             -         (27.6)
Valuation adjustment                                                 89.6          (4.3)         30.1
-----------------------------------------------------------------------------------------------------
Balance, end of year                                              $ 715.8        $647.9        $600.6
=====================================================================================================

7.  VALUATION OF BUSINESS ACQUIRED

    The balance of and changes in VOBA, for the years ended December 31, are as follows:

(in millions)                                                        2008          2007          2006
-----------------------------------------------------------------------------------------------------
Balance, beginning of year                                         $102.0        $109.8        $118.5
Amortization                                                         (9.6)         (7.8)         (8.7)
-----------------------------------------------------------------------------------------------------
   Subtotal                                                          92.4         102.0         109.8
Valuation adjustment                                                 25.4           3.6           4.8
-----------------------------------------------------------------------------------------------------
Balance, end of year                                               $117.8        $105.6        $114.6
=====================================================================================================

    The average expected life of VOBA varies by product, and is 25 years for the overall block of acquired business. The interest accrual rate for amortization varies by product, and is 4 percent for the overall block of acquired business.

    The following table provides estimated future amortization, net of interest, for the periods indicated:

                                                                    VOBA
(in millions)                                                   AMORTIZATION
----------------------------------------------------------------------------
2009                                                                 6.5
2010                                                                 6.2
2011                                                                 6.0
2012                                                                 5.6
2013                                                                 5.5
2014 and thereafter                                                 62.6
----------------------------------------------------------------------------
Total                                                              $92.4
============================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

8.  INSURANCE LIABILITIES

    Insurance liabilities consisted of the following:

-------------------------------------------------------------------------------------------------------------------------
                                                            MORTALITY OR
                                            WITHDRAWAL       MORBIDITY         INTEREST RATE              DECEMBER 31,
(in millions)                               ASSUMPTION      ASSUMPTION           ASSUMPTION            2008          2007
-------------------------------------------------------------------------------------------------------------------------
Future policy benefits:
    Participating whole life contracts         n/a            Company           2.5% to 6.0%       $   998.4    $   965.5
                                                             experience
    Universal life-type contracts              n/a              n/a                 n/a              1,846.6      1,780.0
    Other individual life contracts         Company           Company           2.5% to 6.0%           907.5        859.5
                                           experience        experience
    Accident and health                        n/a            Company               n/a                669.1        606.1
                                                             experience
    Annuity products                           n/a              n/a                 n/a              5,571.1      5,151.9
    Group life and health                      n/a              n/a                 n/a                436.9        456.5
Other policyholder funds                       n/a              n/a                 n/a                205.7        205.5
Funding agreements*                            n/a              n/a                 n/a                685.5            -
Pending policyholder claims                    n/a              n/a                 n/a                255.2        245.6
-------------------------------------------------------------------------------------------------------------------------
    Total insurance liabilities                                                                    $11,576.0    $10,270.6
=========================================================================================================================

    * Funding Agreements are described in detail in Note 12-Surplus Notes, Notes Payable and Lines of Credit.

    Withdrawal and mortality assumptions are based on Company experience and are generally locked-in at issue. Assumptions for "other individual life contracts" include a provision for adverse deviation. For participating whole life contracts, the mortality assumption is based on the mortality rates guaranteed in calculating the cash surrender values in the contract.

    Participating life insurance policies, for which dividends are expected to be paid, represent approximately 25.5 percent and 24.9 percent of the total individual life insurance in force at both December 31, 2008 and 2007, respectively. These participating policies represented 34.6 percent and 33.7 percent of statutory life net premium income for 2008 and 2007, respectively. The amount of dividends to be paid is determined annually by the Board of Directors.

9.  BENEFIT PLANS

    The Company sponsors a noncontributory defined benefit pension plan that covers substantially all of its employees. Company contributions to the employee plan are made periodically in an amount between the minimum ERISA required contribution and the maximum tax-deductible contribution. The plan provides defined benefits based on years of service and final average salary. The assets of the defined benefit plan are held by the Company under a group annuity contract.

    The Company sponsors a non-contributory, unfunded defined supplemental excess benefit plan for certain executives where benefits accrue and vest at the same rate as the qualified plan, which is included in "other benefits" in the following disclosures.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

9.  BENEFIT PLANS, CONTINUED

    The Company also has multiple postretirement benefit plans covering substantially all of its retired employees and certain career agents (retirees). Employees and agents with at least 10 years of plan participation may become eligible for such benefits if they reach retirement age while working for the Company. Employees hired on or after October 1, 2004, are not eligible for retiree life and health benefits. Life insurance plans are noncontributory, while the medical plans are contributory, with retiree contributions adjusted annually. The Company contributions for pre-65 retirees were frozen at the 2005 contribution level. For post-65 retirees the Company's contributions were frozen at the 2000 contribution level. There are no specific plan assets for this postretirement liability as of December 31, 2008 and 2007. Claims incurred for benefits are funded by Company contributions.

    The Company uses a December 31 measurement date for the defined benefit plan and the other postretirement benefit plans.

    Obligations and Funded Status:

                                                         PENSION BENEFITS             OTHER BENEFITS
                                                       -------------------         -------------------
(in millions)                                            2008         2007           2008         2007
------------------------------------------------------------------------------------------------------
Employer contributions                                 $  6.0        $ 0.7         $  1.7       $  1.7
Employee contributions                                      -            -            1.0          1.3
Benefit payments                                          2.6          2.7            2.7          3.1
Funded status (deficit)                                 (35.5)        11.0          (38.4)       (39.2)
======================================================================================================

    As previously discussed, the Company adopted the recognition and disclosure provisions of FAS 158 on December 31, 2007. The measurement date was changed from September 30 to December 31 in 2007 for "other benefits" resulting in a $0.4 million reduction to retained earnings. The incremental effect of applying FAS 158 on individual line items to the balance sheet as of December 31, 2007 including tax effects was as follows:

                                                           PRIOR TO        EFFECT OF       AS REPORTED
                                                           ADOPTING        ADOPTING           UNDER
(in millions)                                              FAS 158          FAS 158          FAS 158
------------------------------------------------------------------------------------------------------
Other assets                                               $  106.6          (19.0)         $   87.6
Other liabilities (including deferred income taxes)           360.9           (6.9)            354.0
Accumulated other comprehensive income                         54.5          (11.7)             42.8
Retained earnings                                           1,278.4           (0.4)          1,278.0
======================================================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

 9. BENEFIT PLANS, CONTINUED

    Amounts recognized in the balance sheet:

                                                                  PENSION BENEFITS             OTHER BENEFITS
                                                                -------------------         -------------------
(in millions)                                                     2008         2007           2008         2007
---------------------------------------------------------------------------------------------------------------
Other assets                                                    $    -        $11.0         $    -       $    -
Accrued benefit obligation                                       (35.5)           -          (38.4)       (39.2)
---------------------------------------------------------------------------------------------------------------
  Net amount recognized                                         $(35.5)       $11.0         $(38.4)      $(39.2)
===============================================================================================================

    Amounts recognized in other accumulated comprehensive income:

Net actuarial (gains) losses                                     $74.1        $25.2          $(4.6)       $(0.3)
Net prior service costs (benefits)                                (1.1)        (1.2)          (0.4)        (0.7)
Net transition obligation                                         (4.3)        (5.0)             -            -
----------------------------------------------------------------------------------------------------------------
  Net amount recognized                                          $68.7        $19.0          $(5.0)       $(1.0)
================================================================================================================

    The following table represents plan assets and obligations for the defined benefit plan:

                                                                                              DECEMBER 31,
                                                                                           ------------------
(in millions)                                                                                2008        2007
-------------------------------------------------------------------------------------------------------------
Projected benefit obligation                                                               $129.3      $116.3
Accumulated benefit obligation                                                              110.5        98.5
Fair value of plan assets                                                                    93.8       127.3
=============================================================================================================

    The following table represents net periodic pension and other benefit costs expense:

                                                             PENSION BENEFITS              OTHER BENEFITS
                                                         -----------------------      -----------------------
(in millions)                                             2008     2007     2006       2008     2007     2006
-------------------------------------------------------------------------------------------------------------
Net periodic benefit cost                                $ 2.7    $ 3.5     $6.7      $ 3.0    $ 4.6    $ 5.0
Amounts recognized in other comprehensive income:
  Net loss                                                48.9     25.2        -       (4.3)    (0.3)       -
  Net prior service cost                                   0.1     (1.2)       -        0.3     (0.7)       -
  Net transaction cost                                     0.7     (5.0)       -          -        -        -
  Minimum pension liability                                  -        -        -          -        -     (0.6)
-------------------------------------------------------------------------------------------------------------
Total recognized in other comprehensive income            49.7     19.0        -       (4.0)    (1.0)    (0.6)
-------------------------------------------------------------------------------------------------------------
Total recognized net periodic pension costs
  and other comprehensive income                         $52.4    $22.5     $6.7      $(1.0)   $ 3.6    $ 4.4
=============================================================================================================

    Over the next year, the estimated amount of amortization from accumulated other comprehensive income into net periodic benefit cost related to net actuarial losses, prior service costs, and transition obligation is $4.8 million, ($0.3) million and ($0.7) million, respectively.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

 9. BENEFIT PLANS, CONTINUED

    Weighted-average assumptions used to determine benefit obligations at December 31:

                                                                  PENSION BENEFITS             OTHER BENEFITS
                                                                 ------------------          ------------------
                                                                  2008         2007           2008         2007
---------------------------------------------------------------------------------------------------------------
Discount rate                                                    6.40%        6.50%          6.40%        6.50%
Rate of compensation increase                                    4.00%        4.00%          4.00%        4.00%
===============================================================================================================

    Weighted-average assumptions used to determine net periodic benefit cost for years ended December 31:

                                                         PENSION BENEFITS                    OTHER BENEFITS
                                                     -----------------------            -----------------------
                                                      2008     2007     2006             2008     2007     2006
---------------------------------------------------------------------------------------------------------------
Discount rate                                        6.50%    6.15%    5.75%            6.50%    6.15%    5.50%
Expected long-term return on plan assets             8.75%    8.75%    8.75%               -        -        -
Rate of compensation increase                        4.00%    4.00%    4.00%            4.00%    4.00%    4.00%
===============================================================================================================

    The expected long-term return on plan assets was established based on the median long-term returns for large company stocks, small company stocks, and long-term corporate bonds. The weighting between these asset classes was based on the assets in our plan. The long-term returns are updated and evaluated annually.

    Assumed health care trend rates at December 31:

                                                                                              2008         2007
---------------------------------------------------------------------------------------------------------------
Health care trend rate assumed for next year                                                10.00%       10.00%
Rate to which the cost trend rate is assumed to decline                                      5.00%        5.00%
Year that the rate reaches the ultimate trend rate                                            2013         2013
===============================================================================================================

    PLAN ASSETS

    The actual pension plan weighted-average asset allocations, by asset category, are 64 and 75 percent for equity securities, and 36 and 25 percent for debt securities at December 31, 2008 and 2007, respectively.

    The pension plan maintains an investment policy statement, which outlines objectives and guidelines for supervising investment strategy and evaluating the investment performance of plan assets. The Plan seeks to attain diversification by investing in a blend of asset classes and styles. The target asset allocation is to maintain 75 percent of plan assets in equities and 25 percent in debt securities. To maintain a longer-term focus, the performance objectives of the plan are monitored quarterly using a rolling 5-year time period net of fees. For evaluation purposes, the total return of each investment option is compared to an appropriate index based on the investment style of each investment option. Investment restrictions are established by asset category and are designed to control the level of overall risk and liquidity of the investment program. The investment policy maintains a longer-term focus and is intended to match the benefit obligations.

    CONTRIBUTIONS

    The Company expects to contribute $6.0 million to its pension plan and $2.2 million to its other postretirement benefit plans in 2009.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

 9. BENEFIT PLANS, CONTINUED

    ESTIMATED FUTURE BENEFIT PAYMENTS

    The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

(in millions)                              PENSION BENEFITS             OTHER BENEFITS
--------------------------------------------------------------------------------------
2009                                            $ 3.1                       $ 2.2
2010                                              3.6                         2.3
2011                                              4.0                         2.5
2012                                              4.7                         3.0
2013                                              5.2                         3.1
Years 2014-2018                                  36.6                        17.4
=======================================================================================

    DEFINED CONTRIBUTION PLANS AND DEFERRED COMPENSATION

    The Company sponsors a defined contribution savings plan for employees. Beginning January 1, 2005 the Company began providing a match of 50 percent of employee contributions up to 7.0 percent of eligible earnings.
    Additional employee voluntary contributions may be made to the plan subject to contribution guidelines. Company contributions to the plan were $2.4 million, $2.4 million and $2.5 million in 2008, 2007 and 2006, respectively.

    The Company has two defined contribution pension plans covering substantially all career agents, except for general agents. Contributions of 4.5 percent of defined commissions (plus 4.5 percent for commissions over the Social Security wage base) are made to the pension plan and an additional contribution of up to 4.0 percent (subject to matching on agents' contributions) of defined commissions are made to the 401(k) plan. Company contributions expensed for these plans were $1.2 million, $1.3 million and $1.2 million in 2008, 2007 and 2006, respectively.

    The Company has entered into deferred compensation agreements with directors, certain employees, career agents and general agents. These deferred amounts are payable according to the terms and conditions of the agreements. Annual costs of the agreements were $1.8 million, $3.5 million and $2.6 million for 2008, 2007 and 2006, respectively.

10. FEDERAL INCOME TAXES

    The Company and its subsidiaries file consolidated and separate federal, state and local income tax returns.

    The federal income tax expense, for the years ended December 31, was as follows:

(in millions)                                             2008     2007     2006
--------------------------------------------------------------------------------
Current                                                  $20.8    $23.9    $14.8
Deferred                                                  (5.9)     8.5     10.8
--------------------------------------------------------------------------------
  Income tax expense                                     $14.9    $32.4    $25.6
================================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

10. FEDERAL INCOME TAXES, CONTINUED

    A reconciliation of the income tax attributable to continuing operations computed at the federal statutory tax rate to the income tax expense included in the statement of operations, for the years ended December 31, were as follows:

(in millions)                                                    2008     2007     2006
---------------------------------------------------------------------------------------
Income tax computed at statutory tax rate:                      $19.0    $42.2    $32.7
  Tax preferenced investment income                              (4.0)    (7.9)    (7.3)
  Disposition of Financial Institutions operations                  -        -      1.6
  Credits available to offset tax                                (0.6)    (2.2)    (1.8)
  Other                                                           0.5      0.3      0.4
---------------------------------------------------------------------------------------
  Income tax expense                                            $14.9    $32.4    $25.6
=======================================================================================

    The federal income tax (asset) liability for the years ended December 31, were as follows:

(in millions)                                                             2008     2007
---------------------------------------------------------------------------------------
Current                                                                 $ (4.4)   $(1.9)
Deferred                                                                 (90.5)    87.0
---------------------------------------------------------------------------------------
  Total federal income tax (asset) liability                            $(94.9)   $85.1
=======================================================================================

    The significant components of deferred assets and liabilities, as of December 31, are as follows:

(in millions)                                                              2008     2007
----------------------------------------------------------------------------------------
Deferred tax assets
  Insurance liabilities                                                  $120.2   $125.5
  Deferred gain on indemnity reinsurance                                   21.8     23.6
  Employee benefit plans                                                   32.3     17.3
  Unrealized depreciation                                                 125.9        -
  Other                                                                    14.5     12.4
----------------------------------------------------------------------------------------
  Total deferred tax assets                                               314.7    178.8
----------------------------------------------------------------------------------------
Deferred tax liabilities
  Deferred policy acquisition costs & value of business acquired          213.0    220.6
  Fixed assets and software                                                10.5     11.6
  Unrealized appreciation                                                     -     29.6
  Other                                                                     0.7      4.0
----------------------------------------------------------------------------------------
  Total deferred tax liabilities                                          224.2    265.8
----------------------------------------------------------------------------------------
  Total net deferred (asset) liability                                   $(90.5)  $ 87.0
========================================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

10. FEDERAL INCOME TAXES, CONTINUED

    Federal income taxes paid were $23.3 million and $20.0 million in 2008 and 2007, respectively.

    The Company has $8.9 million of net operating losses available to offset future taxable income. The losses are non-life losses and therefore, are limited in their ability to offset life insurance company taxable income. If unused, the losses will expire between 2020 and 2028.

    If the Company determines that any portion of its deferred tax assets will not be utilized in future years, a valuation allowance must be established for that portion of the deferred tax asset in doubt. Based upon best available information and expectations, the Company believes that it is more likely than not the deferred asset will be realized.

    The Company reports tax uncertainties in accordance with FIN 48. The Company has reviewed open tax years for the major jurisdictions and has concluded that there is no significant tax liability resulting from uncertain tax positions. The Company is not aware of any tax position which it is reasonably possible that amounts of unrecognized tax benefits will significantly change in the next 12 months. Calendar years 2005 through 2008 remain open to examination.

11. REINSURANCE

    The Company uses reinsurance to mitigate the risks it underwrites on a direct basis. For individual life policies, the Company cedes the portion of the total risk in excess of $0.5 million. For other policies, the Company has established various limits of coverage it will retain on any one policyholder and cedes the remainder of such coverage. The Company is party to various reinsurance contracts under which it receives premiums as a reinsurer and reimburses the ceding company for portions of the claims incurred.

    Reinsurance amounts included in the Consolidated Statements of Operations for the years ended December 31, were as follows:

(in millions)                                          2008         2007         2006
-------------------------------------------------------------------------------------
Direct premiums                                     $ 460.9      $ 466.1      $ 528.7
Reinsurance assumed                                   387.3        420.0        508.4
Reinsurance ceded                                    (505.3)      (541.7)      (630.7)
-------------------------------------------------------------------------------------
  Net premiums                                        342.9        344.4        406.4
-------------------------------------------------------------------------------------
  Reinsurance recoveries                            $ 430.8      $ 424.4      $ 439.9
=====================================================================================

    The Company reviews all reinsurance agreements for transfer of risk and evaluates the proper accounting methods based upon the terms of the contract. If companies to which reinsurance has been ceded are unable to meet obligations under the reinsurance agreements, the Company would remain liable. Seven reinsurers account for approximately 90 percent of the Company's December 31, 2008, ceded reserves for life and accident and health insurance. These reinsurers maintain A.M. Best ratings between A+ and A-. The remainder of such ceded reserves is spread among numerous reinsurers. Refer to Note 3-Acquisitions and Other Significant Transactions for details on the reinsurance transaction in 2002 with ERAC, the Golden Rule transaction in 2005 and the Transamerica 403(b) transaction in 2007.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

11. REINSURANCE, CONTINUED

    The Company reported an after-tax net loss of approximately $15 million in 2001 related to the September 11, 2001 terrorist attack. The Company has recorded no significant additional net loss in 2008, 2007 nor 2006 related to the September 11th tragedy. The net loss included anticipated reinsurance recoveries from the Company's reinsurers. The Company continues to pay claims and recover amounts from the various reinsurance companies. The anticipated reinsurance recoveries are approximately $90 million at December 31, 2008 compared to $93 million at December 31, 2007. These claims are workers' compensation related, including survivor benefits, and will be paid out over many years. The Company's reinsurance program consists of financially strong reinsurance companies.

12. SURPLUS NOTES, NOTES PAYABLE AND LINES OF CREDIT

    In September 2006, the Company enhanced its financial flexibility through AUL and State Life's membership in the Federal Home Loan Bank of Indianapolis (FHLBI). FHLBI membership provides ready access to funds and borrowing capacity through the issuance of Funding Agreements. The Company intends to use this access to funds as an additional source of liquidity for its operations and to earn incremental income. The Company is required to hold a certain amount of FHLBI common stock as a requirement of membership, based on a minimum of 5% of outstanding borrowings. At December 31, 2008, the carrying value of the FHLBI common stock was $34.2 million. The carrying value of the FHLBI common stock approximates fair value.

    Funding Agreements associated with the FHLBI totaled $684.2 million as of December 31, 2008 and the proceeds were used to purchase bonds with maturities that closely match the maturities of the Funding Agreements. The Funding Agreements are classified as Deposit Type Contracts with a carrying value of $685.5 million at December 31, 2008. The average interest rate on these Funding Agreements is 4.03% and range from 2.58% to 4.59%. Maturities for the Funding Agreements range from March 2009 to July 2018. Interest in the amount of $13.9 million was paid through December 31, 2008.

    The Funding Agreements are collateralized by bond and mortgage investments and are maintained in a custodial account for the benefit of the FHLBI. Total pledged assets amounted to $1,031.7 million at December 31, 2008 and are included in bonds and mortgages reported on the balance sheet.

    On October 6, 2003, the Company issued Senior Notes with a face value of $200 million, due October 15, 2033. Interest is payable semi-annually on April 15th and October 15th at a 7 percent annual rate. The notes are an unsecured senior obligation and will rank equally with any of the Company's senior unsecured indebtedness. The notes will effectively rank junior to any future secured indebtedness as to the assets securing such indebtedness and to all indebtedness and other obligations, including insurance and annuity liabilities, of the subsidiaries. The indenture for the Senior Notes imposes restrictions on stock transactions and indebtedness of subsidiaries, and includes conditions regarding mergers or consolidations. Interest paid was $14.0 million in 2008, 2007 and 2006.

    On February 16, 1996, AUL issued $75 million of surplus notes, due March 30, 2026. Interest is payable semi-annually on March 30 and September 30 at a 7.75 percent annual rate. Any payment of principal or interest on the notes may be made only with the prior approval of the Commissioner of the Indiana Department of Insurance. The surplus notes may not be redeemed at the option of AUL or any holders of the surplus notes. Interest paid was $5.8 million in 2008, 2007 and 2006.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

12. SURPLUS NOTES, NOTES PAYABLE AND LINES OF CREDIT, CONTINUED

Surplus Notes and Senior Notes:
(in millions)                                 2008                    2007
--------------------------------------------------------------------------
Senior notes, 7%, due 2033                  $200.0                  $200.0
Surplus notes, 7.75%, due 2026                75.0                    75.0
--------------------------------------------------------------------------
Total notes payable                         $275.0                  $275.0
==========================================================================

13. COMMITMENTS AND CONTINGENCIES

    Various lawsuits have arisen in the ordinary course of the Company's business. In each of the matters and collectively, the Company believes the ultimate resolution of such litigation will not result in any material adverse impact to the financial condition, operations or cash flows of the Company.

14. STATUTORY INFORMATION

    AUL, State Life and PML prepare statutory financial statements in accordance with accounting practices prescribed or permitted by the department of insurance for their respective state of domicile. Prescribed statutory accounting practices (SAP) currently include state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state, as well as practices described in National Association of Insurance Commissioners' (NAIC) publications.

    A reconciliation of SAP surplus to GAAP equity at December 31 follows:

(in millions)                                             2008       2007
--------------------------------------------------------------------------
  SAP surplus                                         $  863.2   $  850.8
  Asset valuation reserve                                 45.1       62.1
  Deferred policy acquisition costs                      636.6      658.4
  Value of business acquired                              91.7      100.9
  Adjustments to policy reserves                        (147.4)    (189.9)
  Interest maintenance reserves                           20.0       22.0
  Unrealized gain (loss) on invested assets, net        (233.8)      54.5
  Surplus notes                                          (75.0)     (75.0)
  Deferred gain on indemnity reinsurance                 (62.3)     (67.5)
  Deferred income taxes                                  (84.8)     (87.0)
  Other, net                                             (11.0)      (8.5)
--------------------------------------------------------------------------
  GAAP equity                                         $1,042.3   $1,320.8
==========================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

14. STATUTORY INFORMATION, CONTINUED

    A reconciliation of SAP net income to GAAP net income for the years ended December 31 follows:

(in millions)                                         2008    2007     2006
---------------------------------------------------------------------------
  SAP net income                                    $ 28.8   $76.0   $ 91.8
  Deferred policy acquisition costs                  (21.8)   24.0      0.7
  Value of business acquired                          (9.2)   (7.3)    (8.2)
  Adjustments to policy reserves                      37.9    12.2     16.3
  Deferred income taxes                                6.8    (8.5)   (10.8)
  Disposition of Financial Institutions operations       -       -    (10.8)
  Other, net                                          (3.0)   (8.3)   (11.3)
---------------------------------------------------------------------------
  GAAP net income                                   $ 39.5   $88.1   $ 67.7
===========================================================================

    Life insurance companies are required to maintain certain amounts of assets on deposit with state regulatory authorities. Such assets had an aggregate carrying value of $30.9 million and $28.8 million at December 31, 2008 and 2007, respectively.

    State statutes and the mutual insurance holding company law limit dividends from AUL, State Life and PML to OneAmerica. AUL paid $35 million in dividends to OneAmerica in 2007. No dividends were paid in 2008. State statutes allow the greater of 10 percent of statutory surplus or 100 percent of net income as of the most recently preceding year-end to be paid as dividends without prior approval from state insurance departments. Under state statutes, dividends would be limited to approximately $88 million in 2009.

15. FAIR VALUE

    Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:

      o Level 1 - are quoted prices in active markets for identical assets or liabilities. Examples include certain U.S. Treasury securities and exchange-traded equity securities.
      o Level 2 - are quoted prices for similar assets or liabilities in active markets, inactive markets, or model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. This level includes financial instruments that are valued by independent pricing services using models or other valuation methodologies. These models are primarily industry-standard models that consider various inputs which are observable or derived from observable information in the marketplace. Examples include certain public and private corporate securities, certain government and agency securities, and certain mortgage-backed securities.
      o Level 3 - are the valuations derived from techniques in which one or more significant inputs or significant value drivers are unobservable. Examples include certain corporate securities (primarily private placements), certain mortgage-backed securities, and other less liquid securities.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

15. FAIR VALUE, CONTINUED

    In certain instances, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, the level disclosed is based on the lowest level significant to the fair value measurement. The assessment of the significance of a particular input to the fair value measurement and ultimate classification of each asset and liability requires judgment.

    Fair values for fixed maturity, equity securities and separate account assets are based on quoted market prices where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The Company is responsible for determination of fair value, therefore, we perform quantitative and qualitative analysis of prices received from third parties.

    Variable annuity minimum guarantee embedded derivative liabilities reflect the present value of expected future payments (benefits) less the fees, adjusted for risk margins, attributable to the guaranteed benefit feature valued as an embedded derivative over a range of market consistent economic scenarios. The valuation of the liability incorporates significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity separate account funds, and takes into consideration the Company's own risk of non-performance.

    The table below presents the balances of assets and liabilities measured at fair value on a recurring basis, as of December 31, 2008.

--------------------------------------------------------------------------------------------
                                      QUOTED PRICES IN  SIGNIFICANT   SIGNIFICANT    TOTAL
                                       ACTIVE MARKETS   OBSERVABLE   UNOBSERVABLE     FAIR
(in millions)                              LEVEL 1        LEVEL 2       LEVEL 3      VALUE
--------------------------------------------------------------------------------------------
Assets
  Fixed maturities                        $   35.3       $5,705.2       $2,193.8   $ 7,934.3
  Equity securities                           51.1              -           39.6        90.7
  Short-term & other invested assets            -             0.2            8.7         8.9
  Cash equivalents                           196.3           13.8              -       210.1
  Separate account assets (1)              5,206.4            0.4              -     5,206.8
--------------------------------------------------------------------------------------------
Total assets                              $5,489.1       $5,719.6       $2,242.1   $13,450.8
============================================================================================
Liabilities
  Variable annuity guarantee benefits     $      -       $      -       $   25.0   $    25.0
--------------------------------------------------------------------------------------------
Total liabilities                         $      -       $      -       $   25.0   $    25.0
============================================================================================

    (1)Separate account assets represent segregated funds that are invested on behalf of customers. Investment risks associated with market value changes are borne by the customer.

We did not have any assets or liabilities measured at fair value on a non-recurring basis as of December 31, 2008.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

15. FAIR VALUE, CONTINUED

    The following table provides a summary of the changes in fair value of Level 3 assets and liabilities for the period ended December 31, 2008, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets and liabilities held at December 31, 2008.

-----------------------------------------------------------------------------------------------------------------------------
                                         FAIR VALUE      ITEMS      UNREALIZED    PURCHASES,    TRANSFERS IN      FAIR VALUE
                                         JANUARY 1,   INCLUDED IN      GAINS      ISSUANCES,   AND/OR (OUT) OF   DECEMBER 31,
(in millions)                               2008       NETINCOME     /(LOSSES)   SETTLEMENTS      LEVEL3(1)          2008
-----------------------------------------------------------------------------------------------------------------------------
   Fixed maturities                       $1,946.5      $(16.4)       $(227.6)      $325.1          $166.2         $2,193.8
   Equity securities                           9.5           -           (1.6)        31.7               -             39.6
   Short-term & other invested assets          9.4        (0.9)             -          0.2               -              8.7
   Cash equivalents                            1.5           -              -         (1.5)              -                -
-----------------------------------------------------------------------------------------------------------------------------
Total assets                              $1,966.9      $(17.3)       $(229.2)      $355.5          $166.2         $2,242.1
=============================================================================================================================
Liabilities
   Variable annuity guarantee benefits    $    0.4      $ 24.6        $     -       $    -          $    -         $   25.0
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                         $    0.4      $ 24.6        $     -       $    -          $    -         $   25.0
=============================================================================================================================

    (1) Transfers in or out of Level 3 are illustrated at amortized cost at the beginning of the period.

    The following table provides the components of the items included in net income in the table above.

-----------------------------------------------------------------------------------------------------------------------------
                                                                                 GAINS (LOSSES)
                                                               OTHER THAN         FROM SALES,
                                                               TEMPORARY          MATURITIES,       BENEFIT
(in millions)                                AMORTIZATION      IMPAIRMENT         SETTLEMENTS       EXPENSE           TOTAL
-----------------------------------------------------------------------------------------------------------------------------
   Fixed maturities                             $ 1.4            $(21.9)              $4.1           $   -           $(16.4)
   Short-term & other invested assets            (0.9)                -                  -               -             (0.9)
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                    $ 0.5            $(21.9)              $4.1           $   -           $(17.3)
=============================================================================================================================
Liabilities
   Variable annuity guarantee benefits          $   -            $    -               $  -           $24.6           $ 24.6
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                               $   -            $    -               $  -           $24.6           $ 24.6
=============================================================================================================================

    Realized gains (losses) are reported in the consolidated statement of operations, while unrealized gains (losses) are reported in other comprehensive income (losses) within equity in the balance sheet.

    FAS 107, "Disclosures about Fair Value of Financial Instruments" (FAS 107), requires disclosure of the estimated fair value of certain financials instruments and the methods and significant assumptions used to estimate their fair values. Many but not all of the Company's financial instruments are carried at fair value on the consolidated balance sheets. Financial instruments within the scope of FAS 107 that are not carried at fair value in the consolidated balance sheets are discussed below.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

15. FAIR VALUE, CONTINUED

    The fair value of the aggregate mortgage loan portfolio was estimated by discounting the future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings for similar maturities.

    The estimated fair values of the liabilities for interest-bearing policyholder funds approximate the statement values because interest rates credited to account balances approximate current rates paid on similar funds and are not generally guaranteed beyond one year. Fair values for other insurance reserves are not required to be disclosed. However, the estimated fair values for all insurance liabilities are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

    The surplus note and notes payable values are estimated using bonds of similar quality issued by other insurance companies for which there is a readily observable market or for which there is a frequently quoted market.

    The fair values for financial instruments are based on various assumptions and estimates as of a specific point in time. They do not represent liquidation values and may vary significantly from amounts that will be realized in actual transactions. Therefore, the fair values presented in the following table should not be construed as the underlying value of the Company. The fair value of certain financial instruments, along with the corresponding carrying values at December 31 follows:

                                          2008                   2007
----------------------------------------------------------------------------
                                  CARRYING      FAIR    CARRYING      FAIR
(in millions)                       VALUE      VALUE      VALUE      VALUE
----------------------------------------------------------------------------
Mortgage loans                    $1,419.7   $1,391.0    $1,394.6   $1,444.4
Policy loans                         234.2      234.2       225.3      225.3
Surplus notes and notes payable      275.0      231.7       275.0      279.9
============================================================================

================================================================================



          No dealer, salesman or any other person is authorized by the AUL American Unit Trust or by AUL to give any information or to make any representation other than as contained in this Prospectus in connection with the offering described herein.


          AUL has filed a Registration Statement with the Securities and Exchange Commission, Washington, D.C. For further information regarding the AUL American Unit Trust, AUL and its variable annuities, please reference the Registration statement and the exhibits filed with it or incorporated into it. All Contracts referred to in this Prospectus are also included in that filing.


          The products described herein are not insured by the Federal Deposit Insurance Corporation; are not deposits or other obligations of the financial institution and are not guaranteed by the financial institution; and are subject to investment risks, including possible loss of the principal invested.


================================================================================



                             AUL AMERICAN UNIT TRUST

                        Group Variable Annuity Contracts
                                     Sold By

                                 AMERICAN UNITED
                            LIFE INSURANCE COMPANY(R)


                               One American Square
                           Indianapolis, Indiana 46282


                       STATEMENT OF ADDITIONAL INFORMATION



                                Dated: May 1, 2009




================================================================================


                            Part C: Other Information

Item 24. Financial Statements and Exhibits

(a)  FINANCIAL STATEMENTS

     1.   Included in Prospectus (Part A):

          Condensed Financial Information(14)

     2.   Included in Statement of Additional Information (Part B):

          (a)  Financial    Statements   of   OneAmerica   Financial   Partners,
               Inc.(R) (14)

               Report of Independent Auditors

               Consolidated Balance Sheets as of December 31, 2008 and 2007

               Consolidated Statements of Operations for years ended December 31, 2008 and 2007

               Consolidated Statements of Changes in Shareholder's Equity and Comprehensive Income as of December 31, 2008, 2007, and 2006

               Consolidated Statements of Cash Flows for the years ended December 31, 2008, 2007 and 2006

               Notes to Consolidated Financial Statements

          (b)  Financial Statements of AUL American Unit Trust (14)

               Registrant's Annual Report for the year ended December 31, 2008 contains the following Financial Statements:

               A Message From the President & CEO of American United Life Insurance Company(R)

               Report of Independent Registered Public Accounting Firm

               Statements of Net Assets as of December 31, 2008

               Statements of Operations as of December 31, 2008

               Statements of Changes in Net Assets as of December 31, 2008 and 2007

               Notes to Financial Statements

(b)  Exhibits

     1. Resolution of Executive Committee of American United Life Insurance Company(R) ("AUL") establishing AUL American Unit Trust (1)

     2.   Not applicable

     3.   Underwriting Agreements

          3.1 Distribution Agreement between American United Life Insurance Company(R) and OneAmerica Securities, Inc. (8)

          3.2  Form of Selling Agreement (11)

     4.   Group Annuity Contract Forms:

          4.1  TDA Voluntary Contract, Form P-12511 (1)

          4.2  TDA Employer Sponsored Contract, Form P-12621 (1)

          4.3  TDA  Employer   Sponsored  Benefit  Responsive   Contract,   Form
               P-12621BR (1)

          4.4  TDA Custodial SPL Contract, Form P-12833 (1)

          4.5  TDA Custodial Contract, Form P-12833 (1)(3)

          4.6 TDA Employer Sponsored and Qualified Conv. Multiple Fund VA Contract, Form P-14020 (1)

          4.7 TDA Employer Sponsored and Qualified New Multiple Fund VA Contract, Form P-14020 (1)

          4.8  IRA Non-Custodial Contract, Form P-12566 (1)

          4.9  IRA Custodial Contract, Form P-12867 (1)(3)

          4.10 DCP Contract, Form P-12518 (1)

          4.11 IRA No-Load Custodial Contract and Amendment, Form P-12867 (2)

          4.12 IRA   Guaranteed    Benefit   Group   Variable   Annuity,    Form
               P-GB-K-IRAMFVA(NBR) (2)

          4.13 TDA Guaranteed Benefit Employer-Sponsored Group Variable Annuity, Form P-GB-K-ERTDAMFVA (2)

          4.14 Employer-Sponsored TDA and Qualified Plan Guaranteed Benefit Group Variable Annuity, Form P-GB-K-AUL1MFVA (2)

          4.15 Voluntary TDA Group Variable Annuity and Certificate, Forms P-K-TDAMFVA-GMDB (BR) and P-C-TDAMFVA-GMDB (BR) (3)

          4.16 TDA Multiple-Fund Group Variable Annuity with GMDB (SBR)- OMNI Patriot TDA Voluntary Contract & Certificates, Form TDA.GMDB.OM-K & C (6)

          4.17 Employer-Sponsored   TDA  &  Qualified  Plan  Guaranteed  Benefit
               Contract & Certificates, OMNI AULONE Contract, Form GB10.OM-K & C
               (6)

          4.18 Guaranteed Benefit Employer-Sponsored TDA Contract and Amendments & Certificates (SBR) - OMNI-ERTDA, Form GBErTDA.OM-K & C (6)(8)

          4.19 AUL American Series IRA Multiple Fund Individual Variable Annuity
               - Form IndividualORIRA (7)

          4.20 Amendment to the IRA Group Annuity  Contract - Form  IRAEGTRRAKAM
               (7)

          4.21 AUL American Series Roth IRA Multiple Fund Group Variable Annuity
               - Form IRA/GBSEP/GBSIMPLE.OM-K (7)

          4.22 AUL American Series Guaranteed Benefit IRA Multiple Fund Group Annuity with Guaranteed Minimum Death Benefit (NBR) - Form IRA/GBSEP/GBSIMPLE.OM-K (7)

          4.23 AUL American Series Roth IRA Multiple Fund Group Variable Annuity Certificate - Form ROTHIRA.OM-C (7)

          4.24 AUL Unallocated OMNI AULONE 401 and 403(b) Form GB10.OM-K (Unall)
               (10)

          4.25 AUL Omni Employer Sponsored TDA - Form GBErTDA.OM-ChuK (11)

          4.26 AUL Omni DCP MFVA - Form DCP.OM (11)

          4.27 AUL Loan  Administration  Fee Addendum to Group Annuity  Contract
               (13)

          4.28 AUL Loan  Administration  Fee Amendment to Group Annuity Contract
               (13)

          4.29 AUL Unallocated Variable Registered Group Annuity 403(b) and 401(a) Contract (13)

          4.30 AUL Unallocated Variable Registered Group Annuity for HRAs, HSAs and OPEB Employee Benefit Plans (13)

          4.31 Addendum to the Certificate Issued to the Participants in TDA Group Annuity Contracts (14)

          4.32 Amendment to the TDA Group Annuity Contract(14)

          4.33 Guaranteed Benefit Employer-Sponsored TDA Multiple-Fund Group Variable Annuity with Stable Value Account (SBR)(14)
--------------------------------------------------------------------------------

(1) Re-filed with the Registrant's Post-Effective Amendment No. 15 (File No. 33-31375) on April 30, 1998.

(2) Filed with the Registrant's Post-Effective Amendment No. 17 (File No. 33-31375) on April 30, 1999.

(3) Filed with the Registrant's Post-Effective Amendment No. 18 (File No. 33-31375) on June 21, 1999.

(4) Filed with the Registrant's Post-Effective Amendment No. 20 (File No. 33-31375) on April 27, 2001.

(5) Filed with the Registrant's Post-Effective Amendment No. 21 (File No. 33-31375) on July 27, 2001.

(6) Filed with the Registrant's Post-Effective Amendment No. 22 (File No. 33-31375) on May 1, 2002.

(7) Filed with the Registrant's Post-Effective Amendment No. 23 (File No. 33-31375) on April 30, 2003.

(8) Filed with the Registrant's Post-Effective Amendment No. 26 (File No. 33-31375) on April 28, 2004.

(9) Filed with the Registrant's Post-Effective Amendment No. 27 (File No. 33-31375) on July 2, 2004.

(10) Filed with the Registrant's Post-Effective Amendment No. 28 (File No. 33-31375) on April 29, 2005.

(11) Filed with the Registrant's Post-Effective Amendment No. 30 (File No. 33-31375) on April 28, 2006.

(12) Filed with the Registrant's Post-Effective Amendment No. 31 (File No. 33-31375) on May 1, 2007.

(13) Filed with the Registrant's Post-Effective Amendment No. 35 (File No. 33-31375) on May 2, 2008.

(14) Filed with the Registrant's Post-Effective Amendment No. 36 (File No. 33-31375) on April 29, 2009.

     5.   Application Forms and other forms:

          5.1  AUL American Series Enrollment Form P-12464 (1)

          5.2. Employer Sponsored TDA Enrollment Form P-12477 (1)

          5.3  AUL Select Annuity Enrollment Form P-14009 (1)

          5.4  Application for No-Load IRA Contract, P-12503 (2)

          5.5  AUL American Series Enrollment Form P-11464 G (6)

          5.6  Employer-Sponsored Tax Deferred Annuity Enrollment Form P-12477 L
               (6)

     6.   Certificate of Incorporation and By-Laws of the Depositor

          6.1 Articles of Merger between American Central Life Insurance Company and United Mutual Life Insurance Company (1)

          6.2 Certification of the Secretary of State as to the filing of the Articles of Merger between American Central Life Insurance Company and United Mutual Life Insurance Company (1)

          6.3 Second Amended and Restated Articles of Incorporation of American United Life Insurance Company(R)(8)

          6.4 Second Amended and Restated By-Laws of American United Life Insurance Company(R)(8)

     7.   Not applicable

     8.   Form of Participation Agreements:

     8.1  Form of Participation Agreement with Alger American Fund (1)

     8.2  Form of Participation Agreement with American Century (1)

     8.2.1 Form of Participation Agreement with American Century Variable Portfolios, Inc.(5)

     8.2.2 Form of Participation Agreement with American Century Variable Portfolios, Inc.(5)

     8.2.3 Form of Participation Agreement and Amendments thereto with American Century Variable Portfolios, Inc.(5)(8)

     8.3  Form of Participation Agreement with Calvert Variable Series (1)

     8.4 Form of Participation Agreement with Fidelity Variable Insurance Products Fund (1)

     8.5 Form of Participation Agreement with Fidelity Variable Insurance Products Fund II (1)

     8.6  Form of Participation Agreement with Janus Aspen Series (1)


     8.7 Form of Participation Agreement and Amendments thereto with PBHG Funds, Inc. (5)(8)

     8.8  Form of Participation Agreement with Safeco Resource Series Trust(1)

     8.9. Form of Participation Agreement with T. Rowe Price Equity Series, Inc.
          (5)

     8.10 Form of Participation Agreement with Invesco Funds Group and American United Life Insurance Company(R) (5)

     8.11 Form of Participation Agreement with The Vanguard Group and American United Life Insurance Company(R) (5)

     8.12 Form of Participation Agreement with State Street Institutional Investment Trust and American United Life Insurance Company(R) (5)

     8.13 Form of Participation Agreement between MFS Funds Distributors, Inc. and American United Life Insurance Company(R) (7)

     8.14 Form  of  Amendment  No.  4 to  the  Participation  Agreement  between
          American Century Investment Management, Inc., American Century Investment Services, Inc. and American United Life Insurance Company(R) (7)

     8.15 Form of Amendments to the Participation Agreement between American Century Investment Management, Inc., American Century Investment Services, Inc. and American United Life Insurance Company(R) (7)(8)

     8.16 Form of Distribution and Service Agreement between T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc. and American United Life Insurance Company(R) (7)

     8.17 Form of Participation Agreement between Pacific Investment Management Company LLC (PIMCO) and American United Life Insurance Company(R) (7)

     8.18 Form of Shareholder Servicing Agreement between PIMCO Advisors Fund Management LLC and American United Life Insurance Company(R) (7)

     8.19 Form of Participation Agreement between AIM Growth Series, AIM Distributors, Inc. and American United Life Insurance Company(R) (7)

     8.20 Form of Amendment to the Participation Agreement between Invesco Funds Group and American United Life Insurance Company(R) (7)

     8.21 Form of Amendment to the Omnibus Account Services Agreement between Invesco Funds Group, Inc., Invesco Distributors, Inc. and American United Life Insurance Company(R) (7)

     8.22 Form of Assigment and Assumption of AUL Fund Participation Agreement (Mason Street Funds, Inc.) between Robert W. Baird & Co., Inc., Northwestern Investment Services, LLC, and Mason Street Advisors, LLC
          (7)

     8.23 Form of Variable Group Annuity Contractholder Service Agreement (12b-1) between AIM Distributors, Inc. and American United Life Insurance Company(R) (7)

     8.24 Form  of  Participation   Agreement   between  Fidelity   Distributors
          Corporation and American United Life Insurance Company(R) (8)

     8.25 Form of Amendments to the Participation Agreement between Mason Street and Northwestern Investment Services, LLC and American United Life Insurance Company(R) (8)

     8.26 Form of Participation Agreement, and others between Frank Russell and American United Life Insurance Company(R) (9)

     8.27 Form of Participation Agreement, and others between Fifth Third and American United Life Insurance Company(R) (9)

     8.28 Form  of  Shareholder   Services  Agreement  between  Alliance  Global
          Investor Services,  Inc. and American United Life Insurance Company(R)
          (10)

     8.29 Form of Participation Agreement between AIM Variable Insurance Funds and American United Life Insurance Company(R) (10)

     8.30 Form of Service Agreement between Dreyfus Service Corporation and American United Life Insurance Company(R) (10)

     8.31 Form of First Amendment to the Participation Agreement between Fidelity Distributors Corporation and American United Life Insurance Company(R) (10)

     8.32 Form of Recordkeeping Services Agreement between Lord Abbett Family of Funds and American United Life Insurance Company(R) (10)

     8.33 Form of Participation Agreement between Neuberger Berman Advisers Management Trust and American United Life Insurance Company(R) (10)

     8.34 Form of Administrative Services Agreement between OppenheimerFunds Distributor, Inc. and American United Life Insurance Company(R) (10)

     8.35 Form of Participation Agreement between Pioneer Funds Distributor, Inc. and American United Life Insurance Company(R) (10)

     8.36 Form  of  Participation   Agreement   between   Thornburg   Investment
          Management, Inc. and American United Life Insurance Company(R) (10)

     8.37 Form of Participation Agreement between American Funds and American United Life Insurance Company(R) (11)

     8.38 Form of Broker Dealer Agreement between BlackRock Investments, Inc. and OneAmerica Securities, Inc.(14)

     8.39 Form of Investor Distribution and Service Agreement between BlackRock Investments, Inc. and American United Life Insurance Company(R)(14)

     8.40 Form of Service Agreement between BlackRock Advisors, LLC and American United Life Insurance Company (14)

     8.41 Form of Shareholder Service Agreement for Institutional Class Shares between BlackRock Advisors, LLC and American United Life Insurance ompany(R) (14)

     8.42 Form of Selling/Service Agreement for CRM Mutual Fund Trust between PFPC Distributors, Inc. and American United Life Insurance Company(R)
          (14)

     8.43 Form of Service Agreement between DWS Investments Service Company and American United Life Insurance Company(R)(14)

     8.44 Form of Retail Fund Participation Agreement between Pax World Funds Series Trust 1, Alps Distributors, Inc. and American United Life Insurance Company(R) (14)


     9. Opinion and Consent of Senior Counsel of AUL as to the legality of Contracts being registered (1)

     10.  Miscellaneous Consents

          10.1 Consent of Independent Auditors (14)

          10.2 Consent of Dechert Price & Rhoads (1)

          10.3 Powers of Attorney (13)

          10.4 Rule 483 Certified Resolution (14)

     11.  Not applicable

     12.  Not applicable

--------------------------------------------------------------------------------

(1) Re-filed with the Registrant's Post-Effective Amendment No. 15 (File No. 33-31375) on May 26, 1998.

(2) Filed with the Registrant's Post-Effective Amendment No. 17 (File No. 33-31375) on April 30, 1999.

(3) Filed with the Registrant's Post-Effective Amendment No. 18 (File No. 33-31375) on June 21, 1999.

(4) Filed with the Registrant's Post-Effective Amendment No. 20 (File No. 33-31375) on April 27, 2001.

(5) Filed with the Registrant's Post-Effective Amendment No. 21 (File No. 33-31375) on July 27, 2001.

(6) Filed with the Registrant's Post-Effective Amendment No. 22 (File No. 33-31375) on May 1, 2002.

(7) Filed with the Registrant's Post-Effective Amendment No. 23 (File No. 33-31375) on April 30, 2003.

(8) Filed with the Registrant's Post-Effective Amendment No. 26 (File No. 33-31375) on April 28, 2004.

(9) Filed with the Registrant's Post-Effective Amendment No. 27 (File No. 33-31375) on July 2, 2004.

(10) Filed with the Registrant's Post-Effective Amendment No. 28 (File No. 33-31375) on April 29, 2005.

(11) Filed with the Registrant's Post-Effective Amendment No. 30 (File No. 33-31375) on April 28, 2006.

(12) Filed with the Registrant's Post-Effective Amendment No. 31 (File No. 33-31375) on May 1, 2007.

(13) Filed with the Registrant's Post-Effective Amendment No. 35 (File No. 33-31375) on May 2, 2008.

(14) Filed with the Registrant's Post-Effective Amendment No. 36 (File No. 33-31375) on April 20, 2009.

Item 25. DIRECTORS AND OFFICERS OF AUL

Name and Address                   Positions and Offices with AUL
----------------                   ------------------------------

J. Scott Davison*                  Chief Financial Officer, AUL (6/04 - present); Senior Vice President, Strategic
                                   Planning and Corporate Development (7/02 -6/04);
                                   Director, AUL (7/02 - present) Vice President, Corporate Planning (1/00 - 7/02)

Constance E. Lund*                 Senior Vice President, Corporate Finance (1/00 - present);
                                   Director, AUL, (12/00 - present); Vice President, Reporting and Research (1/99 - 1/00); Assistant Vice President,
                                   Reporting & Research (5/95 - 1/99)

Dayton H. Molendorp*               Chairman, AUL (2/2007 to Present); President and Chief Executive Officer, AUL (9/04 - present);
                                   Executive Vice President, AUL (2/03 - 9/04); Senior Vice President,
                                   Individual Division (9/99 - 2/03); Director, AUL, (12/00 - present);
                                   Vice President, Individual Division (11/98 - 9/99);
                                   Vice President, Marketing, Individual Division (6/92 - 9/98)

Mark C. Roller*                    Senior Vice President, Human Resources & Corporate Support,
                                   (12/01 - present); Director, AUL (12/01 - present); Vice President
                                   Human Resources, (11/99 - 12/01); Vice President, Corporate
                                   Planning, (9/95 - 11/99)

G. David Sapp*                     Senior Vice President, Investments (1/92 - present);
                                   Director, AUL (12/00 - present)

Thomas M. Zurek*                   General Counsel & Secretary (8/02 - present);
                                   Director, AUL (8/02 - present)

----------------------------------------------

*One American Square, Indianapolis, Indiana 46282


Item 26. Persons Controlled by or Under Common Control with Registrant


AMERICAN  UNITED LIFE INSURANCE  COMPANY  ("AUL") is a stock  insurance  company existing under the laws of the State of Indiana. It was originally  incorporated as a  fraternal  society  on  November  7, 1877,  under the laws of the  federal government  and  reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December 17, 2000,  AUL converted from a mutual life insurance company to a stock life insurance company  ultimately  controlled by a mutual holding company, American United Mutual Insurance Holding Company.


AMERICAN UNITED MUTUAL INSURANCE HOLDING COMPANY  ("AUMIHC") is a mutual holding company  created on December 17,  2000,  under the laws of the state of Indiana.

The rights of policyowners of American United Life Insurance Company,  including the right to elect directors to the Board of Directors, reside with this entity,

which must hold at least 51% of the voting stock of the stock  holding  company,

OneAmerica Financial Partners, Inc.


AUL  AMERICAN  INDIVIDUAL  VARIABLE  LIFE UNIT TRUST (File No.  811-8311),  is a

separate  account of AUL,  organized  for the purpose of the sale of  individual variable life insurance products.


AUL REINSURANCE  MANAGEMENT SERVICES, LLC ("RMS") is a limited liability company organized  under the laws of Indiana on November 3, 1999.  RMS is a  reinsurance

manager.   Since  divestiture  of  AUL's  reinsurance  division, most  remaining reinsurance  and AUL Long  Term  Care  Solutions,  Inc.  were  transferred  to

GE Employers Reinsurance  Corporation on July 1, 2002.  AUL has a

100% equity interest in AUL Reinsurance Management Services Canada, Ltd.


FOUNTAIN SQUARE LIFE REINSURANCE COMPANY ("Fountain Square") was incorporated on

December 31, 2002 and is a company  domiciled  in the Turks and Caicos,  British

West Indies  whose  business is the  reinsurance  of credit life and  disability risks issued  through its parent,  Fifth-Third  Banc Corp. The new entity is the successor of its predecessor, Fountain Square Insurance Company, by operation of law and possesses all of the rights and powers of its predecessor and is subject to all the restrictions,  debts,  liabilities,  etc., of the former entity.  AUL received  260 shares of  preferred  stock of Fountain  Square,  in exchange  for

26,000 shares of preferred stock of Fountain Square Insurance Company. AUL owned the same percentage of the  outstanding  stock of Fountain Square as it owned in

Fountain Square Insurance  Company.  The Fountain Square Insurance Company stock was  valued at  $96.16  per share  and the  Fountain  Square  stock is valued at

$9,616.00  per share.  On December 23,  2003,  AUL  invested  $2,501,031.75  and received 260 shares of preferred  stock in Fountain  Square.  As a result of the transaction, AUL has acquired a 20.6% equity interest in that company.


ONEAMERICA FINANCIAL PARTNERS,  INC. ("OAFP") is the stock holding company which owns all of the shares of American  United Life Insurance  Company,  formerly an

Indiana  mutual  insurance  company,  which is now an  Indiana  stock  insurance company.


ONEAMERICA FUNDS,  INC. (the "Fund") (File No. 811-5850) was incorporated  under the laws of Maryland on July 26, 1989, and is an open-end management  investment company under the  Investment  Company Act of 1940. It was  established  for the primary purpose of providing a funding vehicle for group and individual variable annuity contracts known as American Series  Contracts.  On May 1, 2002, the name of this  corporation was changed.  The prior name was AUL American Series Funds,

Inc.  As of  December  31,  2008,  there  are  620  million  authorized  shares;

currently,  612 million  shares have been  allocated  and issued.  AUL owns 0.00 percent  of the Value  portfolio,  0.00  percent  of the  Investment  Grade Bond portfolio,  0.00 percent of the Asset Director  portfolio,  76 percent of the

Socially  Responsive  portfolio  and 0.00 percent of the Money Market  portfolio shares as of December 31,  2008.  As a result of the  transaction,  the separate accounts of AUL have acquired a 99.89% equity interest in the fund.


ONEAMERICA  SECURITIES,  INC.  (broker-dealer  No.  801-56819) is a wholly owned subsidiary  of AUL  and  was  incorporated  on  June  4,  1969,  and  acts  as a broker-dealer  of  securities  products.  On January  1, 2002,  the name of this corporation  was  changed.  The prior  name was AUL  Equity  Sales  Corp.  As of

December 31, 2008, the total number of shares,  all without par value,  that the corporation is authorized to issue is 1,000 shares. As of December 31, 2008, 400 shares are issued and outstanding,  all of which were purchased and are owned by

AUL. As a result of the transaction,  AUL has acquired a 100% equity interest in that company.


PIONEER MUTUAL LIFE INSURANCE  COMPANY A STOCK SUBSIDIARY OF AUMIHC  ("Pioneer")

is a North Dakota domestic  insurance  company whose  principal  business is the sale of life  insurance  policies.  During  calendar year

2001,  Pioneer,  pursuant  to the  authority  of the North  Dakota  and  Indiana

Insurance Commissioners,  and with the approval of its members, reorganized from a mutual insurance company to become part of AUMIHC.  Effective January 1, 2002,

Pioneer is wholly owned by OneAmerica,  which is wholly owned by AUMIHC, and its former members are now voting members of AUMIHC. As a result of the transaction,

AUL has acquired a 0% equity interest in that company.


R. E. MOULTON, INC. ("RE Moulton") is a Massachusetts corporation operating as a managing  general  agent for employer  stop-loss  insurance  policies  issued to self-funded  employee  benefit  plans.  Effective  October 1,  2003,  OneAmerica purchased 100% of the outstanding stock of R.E.  Moulton,  Inc. for $27,400,000.

As a result of this  transaction,  AUL has acquired a 0% equity interest in that company.


REGISTRANT,  AUL  AMERICAN  INDIVIDUAL  VARIABLE  ANNUITY  UNIT TRUST  (File No.

811-9193),  AUL  AMERICAN  INDIVIDUAL  UNIT TRUST  (File No.  811-8536)  and AUL

AMERICAN UNIT TRUST (File No. 811-5929) are separate accounts of AUL,  organized for the purpose of the sale of individual and group variable annuity  contracts,

respectively.


THE STATE LIFE INSURANCE  COMPANY  ("State  Life") is an Indiana  domestic stock subsidiary of AUMIHC whose principal  business is the sale of life insurance and long-term  care  insurance  products.  State Life became  part of the  insurance holding company system on September 23, 1994.  During calendar year 2004,  State

Life,  pursuant to the authority of the Indiana Insurance  Commissioner and with the  approval of its members,  reorganized  from a mutual  insurance  company to become a stock  insurance  subsidiary  of AUMIHC.  Effective  December 30, 2004,

State Life is wholly owned by OneAmerica,  which is wholly owned by AUMIHC,  and its  former  members  are now  voting  members  of  AUMIHC.  As a result  of the transaction, AUL has acquired a 0% equity interest in that company.

                                       5
Item 27. NUMBER OF CONTRACTHOLDERS


As of February 29, 2009 there were 2,575 qualified and non-qualified contracts offered by the Registrant.

Item 28. INDEMNIFICATION

Article  IX,  Section  1  of  the  Second  Amended  and  Restated   Articles  of

Incorporation of American United Life Insurance Company(R) provides as follows:


(a) Coverage.  The Corporation shall indemnify as a matter of right every person made a party to a proceeding because such person (an "Indemnitee") is or was:


     (i)  a member of the Board of Directors of the Corporation,


     (ii) an officer of the Corporation, or


     (iii)while  a  director  or  officer  of the  Corporation,  serving  at the

          Corporation's  request  as  a  director,  officer,  partner,  trustee,

          member,  manager,  employee,  or agent of another  foreign or domestic corporation,  limited liability company,  partnership,  joint venture,

          trust, employee benefit plan, or other enterprise,  whether for profit or not,


Notwithstanding  the foregoing,  it must be determined in the specific case that indemnification  of the Indemnitee is permissible in the  circumstances  because the Indemnitee has met the standard of conduct for indemnification  specified in

Indiana Code 27-1-7.5-8 (or any successor provision).  The Corporation shall pay for or reimburse the reasonable expenses incurred by an Indemnitee in connection with any such proceeding in advance of final  disposition  thereof in accordance with the  procedures  and subject to the  conditions  specified  in Indiana Code

27-1-7.5-10 (or any successor  provision).  The Corporation shall indemnify as a matter  of right an  Indemnitee  who is  wholly  successful,  on the  merits  or otherwise,  in the defense of any such proceeding,  against reasonable  expenses incurred  by the  Indemnitee  in  connection  with the  proceeding  without  the requirement  of a  determination  as set  forth in the  first  sentence  of this paragraph.


(b) Determination. Upon demand by a person for indemnification or advancement of expenses,  as the case may be, the  Corporation  shall  expeditiously  determine whether the person is entitled  thereto in accordance  with this Article and the procedures specified in Indiana Code 27-1-7.5-12 (or any successor provision).


(c) Effective Date. The indemnification  provided under this Article shall apply to any proceeding  arising from acts or omissions  occurring before or after the adoption of this Article.



Item 29. PRINCIPAL UNDERWRITERS

      a.   Other Activity.  In additional to Registrant,  OneAmerica

          Securities, Inc. acts as the  principal  underwriter  for policies offered by AUL through AUL American  Individual Unit Trust

          (File No. 811-08536),  AUL American Unit Trust (File No.  811-05929)

           and AUL American  IndividualVariable Life Unit Trust
           (File No. 811-08311).


     b.   Management.   The  directors  and  principal  officers  of  OneAmerica

          Securities, Inc. are as follows:



          Name and Principal                      Positions and Offices

          Business Address*                       with OneAmerica Securities, Inc.

          -------------------                     --------------------------------
          James Crampton                           Tax Director

          Richard M. Ellery                        Secretary & Chief Counsel

          Nicholas A. Filing                       Chairman of the Board, President &
                                                     Director

          Constance E. Lund                        Treasurer, Acting Financial Operations
                                                     Principal & Director

          Gregory A. Poston                        Director

          Anthon M. Smart                          Vice President, Operations

          Mark A. Wilkerson                        Director

          Jay B. Williams                          Chief Compliance Officer

          William F. Yoerger                       Director

          John W. Zeigler                          Vice President, Insurance Agency Registrations

------------------------------
* The Principal  business  address of all of the persons  listed is One American
Square, Indianapolis, Indiana 46282


     (c)  Not applicable


Item 30. LOCATION OF ACCOUNTS AND RECORDS

The accounts,  books and other documents required to be maintained by Registrant pursuant to Section  31(a) of the  investment  Company Act of 1940 and the rules under that section will be maintained at One American Square,  Indianapolis,  IN

46282.

Item 31. MANAGEMENT SERVICES

There are no  management-related  service  contracts  not discussed in Part A or

Part B.


Item 32. UNDERTAKINGS

The registrant hereby undertakes:

The registrant hereby undertakes:


(a)      to file a post-effective  amendment to this  registration  statement as frequently  as is  necessary  to  ensure  that  the  audited  financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.


(b)      to include either (1) as part of any application to purchase a contract offered  by the  prospectus,  a space  that an  applicant  can check to request a Statement of  Additional  Information,  or (2) a post card or similar written  communication affixed to or included in the prospectus that the  applicant  can remove to send for a Statement  of  Additional

         Information.


(c)      to deliver any  Statement of Additional  Information  and any financial statements  required to be made available under this Form promptly upon written or oral request.



Additional Representations:


(a)      The Registrant  and its Depositor are relying upon American  Council of

         Life Insurance,  SEC No-Action  Letter,  SEC Ref. No. IP-6-88 (November

         28, 1988) with respect to annuity  contract offered as funding vehicles for retirement  plans meeting the requirements of Section 403(b) of the

         Internal  Revenue Code,  and the  provisions of paragraphs (1) - (4) of this letter have been complied with.


(b)      The Registrant represents that  the aggregate fees and charges deducted under  the  variable  annuity  contracts  are  reasonable  in  relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Insurance Company.

                                   SIGNATURES



As  required by the  Securities  Act of 1933 and the  Investment  Company Act of

1940, the Registrant  certifies that it meets the requirements of Securities Act

Rule  485(b)  for  effectiveness  of  this   post-effective   amendment  to  the

Registration  Statement  and has caused  this  post-effective  amendment  to the

Registration  Statement to be signed on its behalf, in the City of Indianapolis,

and the State of Indiana on this 20 day of April, 2009.



                             AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST

                                            (Registrant)


                               By:  American United Life Insurance Company


                               By:  ____________________________________________

                                    Name:  Dayton H. Molendorp*
                                    Title: Chairman, President & CEO



                               AMERICAN UNITED LIFE INSURANCE COMPANY(R)
                                            (Depositor)


                               By:  ____________________________________________

                                    Name:  Dayton H. Molendorp*
                                    Title: Chairman, President & CEO



         /s/ Richard M. Ellery
* By:   _______________________________
        Richard M. Ellery as Attorney-in-fact


Date: April 20, 2009



As required by the Securities Act of 1933, this post effective amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


Signature                           Title                     Date

---------                           -----                     ----

_______________________________     Director, Chief           April 20, 2009
J. Scott Davison*                   Financial Officer


_______________________________     Director                  April 20, 2009
Constance E. Lund*


_______________________________     Director                  April 20, 2009
Dayton H. Molendorp*


_______________________________     Director                  April 20, 2009
Mark C. Roller*


_______________________________     Director                  April 20, 2009
G. David Sapp*


_______________________________     Director                  April 20, 2009
Thomas M. Zurek*


/s/ Richard M. Ellery
_______________________________
*By: Richard M. Ellery Attorney-in-fact

April 20, 2009

                                  EXHIBIT LIST



 Exhibit
 Number in Form
 N-4, Item 24(b)      Name of Exhibit
----------------      ---------------

    4.31              Addendum to the  Certificate  Issued to the  Participants
                       in TDA Group Annuity Contracts

    4.32              Amendment to the TDA Group Annuity Contract

    4.33              Guaranteed Benefit Employer-Sponsored TDA Multiple-Fund
                       Group Variable Annuity with Stable Value Account(SBR)

    8.38              Form of Broker Dealer Agreement between BlackRock
                       Investments,  Inc. and OneAmerica Securities, Inc.

    8.39              Form of Investor Distribution and Service Agreement
                       between BlackRock Investments, Inc. and American United Life Insurance Company(R)

    8.40              Form of Service Agreement between BlackRock Advisors, LLC
                       and  American United Life Insurance Company

    8.41              Form of Shareholder Service Agreement for Institutional
                       Class  Shares between BlackRock  Advisors,   LLC  and
                       American United Life Insurance ompany(R)

    8.42              Form of Selling/Service Agreement for CRM Mutual Fund
                       Trust between PFPC Distributors, Inc. and American United Life Insurance Company(R)

    8.43              Form of Service Agreement between DWS Investments Service
                       Company and American United Life Insurance Company(R)

    8.44              Form of Retail Fund Participation Agreement between Pax
                       World Funds Series Trust 1, Alps Distributors, Inc. and American United Life Insurance Company(R)

    10.1              Consent of Independent Auditors

    10.4              Rule 483 Certified Resolution